UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

John M. McCann, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Item 1. Reports to Stockholders.

TIAA-CREF Funds	September 30, 2021

TIAA-CREF

Real Estate Securities Fund

The semiannual report contains the financial statements (unaudited).

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Real Estate Securities Fund	TIREX	TIRHX	TRRPX	TRRSX	TCREX

Semiannual Report

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will not be sent to you by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either (1) updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or (2) contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This semiannual report contains information about the Real Estate Securities Fund and describes the Fund’s results for the six months ended September 30, 2021. The report contains four main sections:

•	A letter from Brad Finkle, President of the TIAA-CREF Fund Complex.
•	The Fund performance section compares the Fund’s investment returns with those of its benchmark index.
•	The portfolio of investments lists the industries and types of securities in which the Fund had investments as of September 30, 2021.
•	The financial statements provide detailed information about the operations and financial condition of the Fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the Fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our websites at TIAA.org or nuveen.com, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Real Estate Securities Fund ■ 2021 Semiannual Report	3

Letter to investors

Real estate investment trusts (REITs) recorded strong returns for the six months ended September 30, 2021, as the economy grew at a brisk pace. Government stimulus measures and strong growth in consumer spending helped the economy overcome some concerns about the ongoing impact of COVID-19. The unemployment rate declined steadily, falling to its lowest level in 18 months in September. Furthermore, interest rates remained at historically low levels while the Federal Reserve maintained a bond-buying program to aid credit markets and support the economy.

•	REITs gained 12.3% for the six months, as measured by the FTSE Nareit All Equity REITs Index. Please see page 8 for the benchmark definition.
•	Nearly all of the index’s 16 property sectors and subsectors advanced, with the self-storage sector posting the largest gain. Manufactured homes and apartments also climbed higher. However, the lodging/resorts sector recorded a loss.
•	The TIAA-CREF Real Estate Securities Fund (Institutional Class) registered a double-digit gain but lagged its benchmark.

REITs surpassed U.S. stocks and bonds

REITs are a unique asset class because they share some of the characteristics of both stocks and bonds. Similar to bonds, REIT prices can be sensitive to interest-rate fluctuations, and throughout the period, REITs benefited from the Fed’s commitment to maintain short-term interest rates within a near-zero range. Similar to equities, REITs invest in individual companies, so their performance is also tied to the overall health of the U.S. economy. As such, REITs were supported by strength in the stock market during the period.

For the six months, the FTSE Nareit All Equity REITs Index surpassed the 1.9% return of the broad U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index. REITs also outpaced all other fixed-income sectors, including high-yield bonds, and the 8.1% return of the broad U.S. stock market, as measured by the Russell 3000® Index.

4	2021 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

The value of REITs as a long-term investment

Many of the fundamental attributes of REITs have remained relatively consistent over the long term. REITs have the potential to rise in value, like a stock, while also providing a steady source of income, similar to a bond. REITs are required by law to distribute at least 90% of their taxable income to investors in the form of dividends. As such, they generate current income, which is a valuable feature when rates decline or when markets are struggling. Furthermore, REITs invest in a broad array of real estate property sectors, each with their own unique characteristics and supply/demand dynamics, which can enhance their diversification benefits. As such, a professionally managed mutual fund of REIT securities, representing the various commercial and retail sectors of the REIT universe, has the potential to add value as a diversification tool when employed as part of a broader investment portfolio containing stocks, bonds and other investable assets. Of course, diversification cannot guarantee against market losses.

REITs have also been a relatively stable source of income and return over longer periods. They have registered strong gains for the past three-, five- and ten-year periods, placing them between those of investment-grade bonds and U.S. stocks. (Past performance is no guarantee of future results.) As always, you can visit TIAA.org for more information on asset class performance.

If you have any questions about your investment in the TIAA-CREF Real Estate Securities Fund, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We would be happy to assist you.

/s/ Brad Finkle
Brad Finkle

President of the TIAA-CREF Fund Complex

Brad Finkle

TIAA-CREF Real Estate Securities Fund ■ 2021 Semiannual Report	5

Information for investors

Portfolio holdings

The complete portfolio of investments for the Real Estate Securities Fund begins on page 12 of this report. You can obtain a complete list of the holdings of the Real Estate Securities Fund (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our websites at TIAA.org or nuveen.com; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Real Estate Securities Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of March 31 or September 30; Form N-PORT filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

The Real Estate Securities Fund’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Fund voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Real Estate Securities Fund is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Fund.

6	2021 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2021–September 30, 2021).

Actual expenses

The first line of the two lines listed for each share class in the table uses that class’ actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Real Estate Securities Fund ■ 2021 Semiannual Report	7

Important information about expenses

Expense example

Six months ended September 30, 2021

Real Estate Securities Fund	Beginning account value (4/1/21)	Ending account value (9/30/21)	Expenses paid during period (4/1/21–9/30/21	* )
Actual return
Institutional Class	$1,000.00	$1,118.82	$2.55
Advisor Class	1,000.00	1,118.16	3.13
Premier Class	1,000.00	1,117.86	3.34
Retirement Class	1,000.00	1,117.21	3.82
Retail Class	1,000.00	1,117.23	4.03

5% annual hypothetical return
Institutional Class	1,000.00	1,022.66	2.43
Advisor Class	1,000.00	1,022.11	2.99
Premier Class	1,000.00	1,021.91	3.19
Retirement Class	1,000.00	1,021.46	3.65
Retail Class	1,000.00	1,021.26	3.85

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.48% for the Institutional Class, 0.59% for the Advisor Class, 0.62% for the Premier Class, 0.72% for the Retirement Class and 0.76% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

About the Fund’s benchmark

The FTSE Nareit All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Fund’s latest prospectus.

FTSE International Limited (“FTSE”) © FTSE 2021. FTSE® is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. Nareit® is a trademark of the National Association of Real Estate Investment Trusts (“Nareit”). All intellectual property rights in the Index vest in FTSE and Nareit. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

8	2021 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

Performance for the six months ended September 30, 2021

The Real Estate Securities Fund returned 11.88% for the Institutional Class, compared with the 12.28% return of its benchmark, the FTSE Nareit All Equity REITs Index. For the one-year period ended September 30, 2021, the Fund returned 30.71%, versus 31.54% for the index. The performance table shows returns for all share classes of the Fund.

Economic growth continued amid lower unemployment and elevated inflation

The U.S. economy expanded during the period, overcoming concerns about the continued impact of COVID-19 and the delta variant. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 6.7% during the second quarter of 2021, according to the government’s “third” estimate. The unemployment rate declined to 4.8% in September—its lowest level in 18 months. Core inflation, which measures all items except food and energy, rose 4.0% over the twelve months ended September 2021. The Federal Reserve maintained historically low interest rates during the period, keeping the federal funds target rate unchanged at 0.00%–0.25%. In September, policymakers indicated that a more moderate pace of bond-buying might be warranted if the economy continued to improve.

For the period, the FTSE Nareit All Equity REITs Index surpassed the 8.13% return of the broad U.S. stock market, as measured by the Russell 3000® Index, and the 1.88% return of the broad U.S. investment-grade fixed-rate bond market, as represented by the Bloomberg U.S. Aggregate Bond Index.

Most sectors posted gains

Among the benchmark’s 16 property sectors and subsectors, nearly all posted positive returns for the period. The largest gains were seen in the self-storage (up 26.1%), manufactured homes (up 24.2%) and apartments (up 22.0%) sectors. The worst performer was the lodging/resorts sector (down 2.7%).

Fund posted a double-digit gain but trailed its benchmark

For the six-month period, the Fund posted a strong return but underperformed its benchmark. Out-of-benchmark allocations to technology services company GDS Holdings and resort and casino firms Las Vegas Sands and Wynn Resorts detracted most from the Fund’s relative performance, as all three posted losses.

These negative effects were partly offset by an underweight position in shared communications infrastructure provider Crown Castle International and not owning poorly performing diversified REIT Americold Realty Trust. An overweight position in residential REIT AvalonBay Communities, which posted strong results during the period, was also beneficial.

TIAA-CREF Real Estate Securities Fund ■ 2021 Semiannual Report	9

Real Estate Securities Fund

Performance as of September 30, 2021

Real Estate Securities Fund		Total return		Average annual total return			Annual operating expenses*
	Inception date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	10/1/02	11.88%	30.71%	10.69%	12.99%		0.49%	0.49%
Advisor Class	12/4/15	11.82	30.55	10.55	12.92	†	0.62	0.62
Premier Class	9/30/09	11.79	30.48	10.52	12.82		0.64	0.64
Retirement Class	10/1/02	11.72	30.31	10.41	12.70		0.74	0.74
Retail Class	10/1/02	11.72	30.29	10.36	12.63		0.79	0.79
FTSE Nareit All Equity REITs Index	—	12.28	31.54	8.41	12.13		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

10	2021 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

Portfolio composition

Sector	% of net assets as of 9/30/2021
Specialized REITs	27.2
Residential REITs	25.4
Retail REITs	13.0
Industrial REITs	11.6
Health care REITs	6.8
Office REITs	5.8
Internet services & infrastructure	2.3
Hotel & resort REITs	1.5
Diversified REITs	1.0
Casinos & gaming	0.5
Real estate operating companies	0.5
Short-term investments, other assets & liabilities, net	4.4
Total	100.0

Fund profile

as of 9/30/2021
Net assets	$4.15 billion
Portfolio turnover rate*	6%
Number of holdings	70
Weighted median market capitalization	$22.07 billion
Price/earnings ratio (weighted 12-month trailing average)†	56.2

*	The portfolio turnover rate covers the six-month period from April 1, 2021–September 30, 2021, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 9/30/2021
More than $50 billion	23.9
More than $15 billion–$50 billion	44.8
More than $2 billion–$15 billion	29.4
$2 billion or less	1.9
Total	100.0

TIAA-CREF Real Estate Securities Fund ■ 2021 Semiannual Report	11

Portfolio of investments (unaudited)

Real Estate Securities Fund  ■  September 30, 2021

Shares		Company	Value
COMMON STOCKS–95.6%
CASINOS & GAMING–0.5%
275,000	*	Las Vegas Sands Corp	$10,065,000
125,000	*	Wynn Resorts Ltd	10,593,750
		TOTAL CASINOS & GAMING	20,658,750
DIVERSIFIED REITS–1.0%
1,700,000		Empire State Realty Trust, Inc	17,051,000
800,000		STORE Capital Corp	25,624,000
		TOTAL DIVERSIFIED REITS	42,675,000
HEALTH CARE REITS–6.8%
500,000		Healthcare Trust of America, Inc	14,830,000
1,650,000		Healthpeak Properties Inc	55,242,000
570,000		Omega Healthcare Investors, Inc	17,077,200
880,000		Sabra Healthcare REIT, Inc	12,953,600
1,500,000		Ventas, Inc	82,815,000
1,200,000		Welltower, Inc	98,880,000
		TOTAL HEALTH CARE REITS	281,797,800
HOTEL & RESORT REITS–1.5%
2,600,000	*	Host Hotels and Resorts, Inc	42,458,000
1,100,000	*	Park Hotels & Resorts, Inc	21,054,000
		TOTAL HOTEL & RESORT REITS	63,512,000
INDUSTRIAL REITS–11.6%
160,000		EastGroup Properties, Inc	26,660,800
148,615		Innovative Industrial Properties, Inc	34,355,330
2,035,000		Prologis, Inc	255,250,050
2,090,000		Rexford Industrial Realty, Inc	118,607,500
750,000		Terreno Realty Corp	47,422,500
		TOTAL INDUSTRIAL REITS	482,296,180
INTERNET SERVICES & INFRASTRUCTURE–2.3%
1,100,000	*	GDS Holdings Ltd (ADR)	62,271,000
1,603,071	*	Megaport Ltd	19,156,270
1,600,000	*	NEXTDC Ltd	13,629,501
		TOTAL INTERNET SERVICES & INFRASTRUCTURE	95,056,771
OFFICE REITS–5.8%
460,000		Alexandria Real Estate Equities, Inc	87,892,200
580,000		Boston Properties, Inc	62,843,000
450,000		Kilroy Realty Corp	29,794,500
350,000		SL Green Realty Corp	24,794,000
800,000		Vornado Realty Trust	33,608,000
		TOTAL OFFICE REITS	238,931,700
REAL ESTATE OPERATING COMPANIES–0.5%
1,500,000		Tricon Capital Group, Inc	20,014,211
		TOTAL REAL ESTATE OPERATING COMPANIES	20,014,211

12	2021 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Portfolio of investments (unaudited)	continued

Real Estate Securities Fund ■ September 30, 2021

Shares	Company	Value
RESIDENTIAL REITS–25.4%
2,700,000	American Homes 4 Rent	$102,924,000
390,000	Apartment Income REIT Corp	19,035,900
780,000	AvalonBay Communities, Inc	172,879,200
250,000	Camden Property Trust	36,867,500
1,000,000	Equity Lifestyle Properties, Inc	78,100,000
2,100,000	Equity Residential	169,932,000
360,000	Essex Property Trust, Inc	115,106,400
4,200,000	Ingenia Communities Group	19,765,304
3,350,000	Invitation Homes, Inc	128,405,500
330,000	Mid-America Apartment Communities, Inc	61,627,500
530,000	Sun Communities, Inc	98,103,000
1,000,000	UDR, Inc	52,980,000
	TOTAL RESIDENTIAL REITS	1,055,726,304
RETAIL REITS–13.0%
340,000	Agree Realty Corp	22,518,200
1,700,000	Brixmor Property Group, Inc	37,587,000
2,300,000	Kimco Realty Corp	47,725,000
1,300,000	Macerich Co	21,723,000
600,000	Realty Income Corp	38,916,000
850,000	Regency Centers Corp	57,230,500
1,800,000	Simon Property Group, Inc	233,946,000
2,150,000	SITE Centers Corp	33,196,000
600,000	Spirit Realty Capital, Inc	27,624,000
1,200,000	Tanger Factory Outlet Centers, Inc	19,560,000
	TOTAL RETAIL REITS	540,025,700
SPECIALIZED REITS–27.2%
990,000	American Tower Corp	262,755,900
660,000	Crown Castle International Corp	114,391,200
520,000	Digital Realty Trust, Inc	75,114,000
200,000	EPR Properties	9,876,000
250,000	Equinix, Inc	197,532,500
320,000	Extra Space Storage, Inc	53,756,800
320,000	Gaming and Leisure Properties, Inc	14,822,400
400,000	Lamar Advertising Co	45,380,000
500,000	National Storage Affiliates Trust	26,395,000
1,200,000	Outfront Media, Inc	30,240,000
400,000	Public Storage, Inc	118,840,000
145,000	SBA Communications Corp	47,932,650
1,300,000	VICI Properties, Inc	36,933,000
2,700,000	Weyerhaeuser Co	96,039,000
	TOTAL SPECIALIZED REITS	1,130,008,450
	TOTAL COMMON STOCKS (Cost $2,627,798,670)	3,970,702,866

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2021 Semiannual Report	13

Portfolio of investments (unaudited)	concluded

Real Estate Securities Fund ■ September 30, 2021

				Maturity
Principal		Issuer	Rate	date	Value
SHORT-TERM INVESTMENTS–4.3%
GOVERNMENT AGENCY DEBT–3.6%
$10,000,000		Federal Agricultural Mortgage Corp (FAMC)	0.000%	11/30/21	$9,999,333
24,450,000		Federal Home Loan Bank (FHLB)	0.000	10/20/21	24,449,742
65,777,000		FHLB	0.000	10/22/21	65,776,232
17,610,000		FHLB	0.000	10/25/21	17,609,765
15,000,000		FHLB	0.000	10/27/21	14,999,784
12,770,000		FHLB	0.000	12/29/21	12,768,738
1,129,000		Tennessee Valley Authority (TVA)	0.000	10/06/21	1,128,997
		TOTAL GOVERNMENT AGENCY DEBT			146,732,591
REPURCHASE AGREEMENT–0.7%
30,075,000	r	Fixed Income Clearing Corp (FICC)	0.010	10/01/21	30,075,000
		TOTAL REPURCHASE AGREEMENT			30,075,000
		TOTAL SHORT-TERM INVESTMENTS (Cost $176,806,843)			176,807,591

		TOTAL INVESTMENTS–99.9% (Cost $2,804,605,513)			4,147,510,457
		OTHER ASSETS & LIABILITIES, NET–0.1%			4,368,444
		NET ASSETS–100.0%			$4,151,878,901

Abbreviation(s):

ADR	American Repository Receipts
REIT	Real Estate Investment Trust

*	Non-income producing
r	Agreement with Fixed Income Clearing Corporation, 0.010%, dated 9/30/21 to be repurchased at $30,075,000 on 10/01/21, collateralized by U.S. Treasury Bonds valued at $30,676,535.

14	2021 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of assets and liabilities (unaudited)

Real Estate Securities Fund  ■  September 30, 2021

ASSETS
Portfolio investments, at value†	$4,147,510,457
Cash	500,881
Receivable from securities transactions	10,028,973
Receivable from Fund shares sold	3,262,338
Dividends and interest receivable	9,778,393
Other	378,055
Total assets	4,171,459,097
LIABILITIES
Management fees payable	1,634,588
Service agreement fee payable	154,619
Distribution fee payable	105,103
Due to affiliates	15,103
Payable for securities transactions	16,245,319
Payable for Fund shares redeemed	970,782
Payable for trustee compensation	246,650
Accrued expenses and other payables	208,032
Total liabilities	19,580,196
NET ASSETS	$4,151,878,901
NET ASSETS CONSIST OF:
Paid-in-capital	$2,757,362,831
Total distributable earnings (loss)	1,394,516,070
Net Assets	$4,151,878,901
INSTITUTIONAL CLASS:
Net assets	$2,922,486,895
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	138,711,062
Net asset value per share	$21.07
ADVISOR CLASS:
Net assets	$109,535,232
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,196,463
Net asset value per share	$21.08
PREMIER CLASS:
Net assets	$55,883,635
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,649,818
Net asset value per share	$21.09
RETIREMENT CLASS:
Net assets	$608,222,893
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	27,577,680
Net asset value per share	$22.05
RETAIL CLASS:
Net assets	$455,750,246
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	21,817,633
Net asset value per share	$20.89
† Portfolio investments, cost	$2,804,605,513

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2021 Semiannual Report	15

Statement of operations (unaudited)

Real Estate Securities Fund  ■  For the period ended September 30, 2021

INVESTMENT INCOME
Dividends*	$42,861,729
Payment from affiliate	265,468
Interest	11,314
Total income	43,138,511
EXPENSES
Management fees	9,079,366
Shareholder servicing — Institutional Class	5,245
Shareholder servicing — Advisor Class	54,045
Shareholder servicing — Premier Class	128
Shareholder servicing — Retirement Class	765,406
Shareholder servicing — Retail Class	74,720
Distribution fees — Premier Class	42,275
Distribution fees — Retail Class	548,396
Administrative service fees	34,683
Trustee fees and expenses	19,352
Other expenses	245,804
Total expenses	10,869,420
Less: Fee waiver by investment adviser and Nuveen Securities	(70,785)
Net expenses	10,798,635
Net investment income (loss)	32,339,876
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	44,633,744
Foreign currency transactions	(9,368)
Net realized gain (loss) on total investments	44,624,376
Change in unrealized appreciation (depreciation) on:
Portfolio investments	310,285,346
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	9,650
Net change in unrealized appreciation (depreciation) on total investments	310,294,996
Net realized and unrealized gain (loss) on total investments	354,919,372
Net increase (decrease) in net assets from operations	$387,259,248
* Net of foreign withholding taxes of	$17,043

16	2021 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statements of changes in net assets

Real Estate Securities Fund  ■  For the period or year ended

		September 30, 2021	March 31, 2021
		(unaudited )
OPERATIONS
Net investment income (loss)		$32,339,876	$46,223,939
Net realized gain (loss) on total investments		44,624,376	83,861,331
Net change in unrealized appreciation (depreciation) on total investments		310,294,996	687,449,664
Net increase (decrease) in net assets from operations		387,259,248	817,534,934
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(21,888,399)	(34,056,999)
	Advisor Class	(726,704)	(813,685)
	Premier Class	(398,784)	(703,229)
	Retirement Class	(3,849,658)	(6,800,689)
	Retail Class	(2,929,064)	(4,749,733)
Total distributions		(29,792,609)	(47,124,335)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	529,228,540	662,036,498
	Advisor Class	41,312,254	58,438,845
	Premier Class	8,014,045	8,311,088
	Retirement Class	38,182,134	35,513,832
	Retail Class	73,557,601	80,494,085
Reinvestments of distributions:	Institutional Class	21,687,274	33,361,742
	Advisor Class	724,431	807,347
	Premier Class	398,682	703,055
	Retirement Class	3,849,569	6,800,689
	Retail Class	2,788,809	4,522,909
Redemptions:	Institutional Class	(145,535,196)	(377,121,852)
	Advisor Class	(11,394,535)	(21,557,315)
	Premier Class	(6,213,618)	(17,735,465)
	Retirement Class	(26,547,910)	(40,371,394)
	Retail Class	(28,911,072)	(69,834,550)
Net increase (decrease) from shareholder transactions		501,141,008	364,369,514
Net increase (decrease) in net assets		858,607,647	1,134,780,113
NET ASSETS
Beginning of period		3,293,271,254	2,158,491,141
End of period		$4,151,878,901	$3,293,271,254

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2021 Semiannual Report	17

Statements of changes in net assets	concluded

Real Estate Securities Fund ■ For the period or year ended

		September 30, 2021	March 31, 2021
		(unaudited )
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	24,730,506	39,409,395
	Advisor Class	1,948,902	3,502,755
	Premier Class	378,795	505,171
	Retirement Class	1,744,157	1,969,222
	Retail Class	3,508,386	4,796,182
Shares reinvested:	Institutional Class	1,014,389	1,946,389
	Advisor Class	33,843	46,706
	Premier Class	18,649	41,128
	Retirement Class	172,208	380,535
	Retail Class	131,672	266,730
Shares redeemed:	Institutional Class	(6,781,885)	(22,268,340)
	Advisor Class	(546,710)	(1,314,640)
	Premier Class	(287,753)	(1,102,012)
	Retirement Class	(1,181,831)	(2,340,798)
	Retail Class	(1,372,687)	(4,244,886)
Net increase (decrease) from shareholder transactions		23,510,641	21,593,537

18	2021 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

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TIAA-CREF Real Estate Securities Fund ■ 2021 Semiannual Report	19

Financial highlights

Real Estate Securities Fund

		Selected per share data											Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized										Ratios to average net assets
For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Total return	Net assets						Net		Net investment
period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		excluding	at end of						investment		income (loss	)	Portfolio
or year		beginning	income		on total	investment	investment	realized	and	end of	Total	payment from	period (in		Gross		Net		income		excluding payments		turnover
ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period	return	affiliates [u]	thousands	)	expense		expense		(loss	)	from affiliates	[u]	rate
Institutional Class
9/30/21	#	$18.98	$0.18		$ 2.08	$ 2.26	$(0.17)	$ —	$(0.17)	$21.07	11.88%[b]	11.87%[b]	$2,922,487		0.48%[c]		0.47%[c]		1.72%[c]		1.71%[c]		6%[b]
3/31/21		14.21	0.30		4.77	5.07	(0.30)	—	(0.30)	18.98	35.94	35.92	2,272,604		0.49		0.47		1.77		1.76		45
3/31/20		16.88	0.35		(1.89)	(1.54)	(0.33)	(0.80)	(1.13)	14.21	(10.16)	(10.17)	1,430,143		0.50		0.50		1.95		1.94		39
3/31/19		14.65	0.33		2.40	2.73	(0.36)	(0.14)	(0.50)	16.88	18.91	18.90	1,582,056		0.51		0.51		2.13		2.12		34
3/31/18		15.31	0.32		0.26	0.58	(0.28)	(0.96)	(1.24)	14.65	3.45	3.44	1,298,830		0.51		0.51		2.08		2.07		30
3/31/17		15.44	0.27		0.15	0.42	(0.32)	(0.23)	(0.55)	15.31	2.82	2.79	1,448,714		0.51		0.50		1.79		1.76		52
Advisor Class
9/30/21	#	18.99	0.17		2.08	2.25	(0.16)	—	(0.16)	21.08	11.82 [b]	11.81 [b]	109,535		0.59	[c]	0.59	[c]	1.62	[c]	1.60	[c]	6	[b]
3/31/21		14.22	0.26		4.79	5.05	(0.28)	—	(0.28)	18.99	35.76	35.74	71,403		0.62		0.59		1.55		1.53		45
3/31/20		16.89	0.32		(1.88)	(1.56)	(0.31)	(0.80)	(1.11)	14.22	(10.27)	(10.28)	21,689		0.62		0.62		1.79		1.78		39
3/31/19		14.66	0.18		2.54	2.72	(0.35)	(0.14)	(0.49)	16.89	18.76	18.75	5,366		0.64		0.64		1.19		1.18		34
3/31/18		15.32	0.31		0.25	0.56	(0.26)	(0.96)	(1.22)	14.66	3.31	3.30	1,235		0.65		0.65		1.98		1.98		30
3/31/17		15.44	0.18		0.24	0.42	(0.31)	(0.23)	(0.54)	15.32	2.82	2.80	579		0.56		0.56		1.20		1.18		52
Premier Class
9/30/21	#	19.00	0.17		2.07	2.24	(0.15)	—	(0.15)	21.09	11.79 [b]	11.78 [b]	55,884		0.63	[c]	0.62	[c]	1.57	[c]	1.56	[c]	6	[b]
3/31/21		14.22	0.27		4.79	5.06	(0.28)	—	(0.28)	19.00	35.78	35.76	48,255		0.64		0.62		1.62		1.60		45
3/31/20		16.89	0.32		(1.88)	(1.56)	(0.31)	(0.80)	(1.11)	14.22	(10.31)	(10.32)	44,026		0.65		0.65		1.80		1.79		39
3/31/19		14.66	0.30		2.41	2.71	(0.34)	(0.14)	(0.48)	16.89	18.72	18.71	77,572		0.66		0.66		1.97		1.96		34
3/31/18		15.32	0.30		0.25	0.55	(0.25)	(0.96)	(1.21)	14.66	3.28	3.27	79,281		0.66		0.66		1.94		1.94		30
3/31/17		15.44	0.25		0.16	0.41	(0.30)	(0.23)	(0.53)	15.32	2.73	2.70	94,236		0.66		0.65		1.66		1.63		52
Retirement Class
9/30/21	#	19.86	0.16		2.17	2.33	(0.14)	—	(0.14)	22.05	11.72 [b]	11.71 [b]	608,223		0.73	[c]	0.72	[c]	1.48	[c]	1.46	[c]	6	[b]
3/31/21		14.86	0.27		4.99	5.26	(0.26)	—	(0.26)	19.86	35.58	35.56	533,102		0.74		0.72		1.52		1.51		45
3/31/20		17.60	0.32		(1.97)	(1.65)	(0.29)	(0.80)	(1.09)	14.86	(10.39)	(10.40)	398,674		0.75		0.75		1.70		1.69		39
3/31/19		15.25	0.30		2.51	2.81	(0.32)	(0.14)	(0.46)	17.60	18.67	18.66	424,963		0.76		0.76		1.88		1.87		34
3/31/18		15.90	0.30		0.25	0.55	(0.24)	(0.96)	(1.20)	15.25	3.12	3.11	350,291		0.76		0.76		1.85		1.84		30
3/31/17		16.00	0.25		0.16	0.41	(0.28)	(0.23)	(0.51)	15.90	2.66	2.63	335,327		0.76		0.75		1.58		1.55		52
Retail Class
9/30/21	#	18.82	0.15		2.06	2.21	(0.14)	—	(0.14)	20.89	11.72 [b]	11.71 [b]	455,750		0.76	[c]	0.76	[c]	1.44	[c]	1.43	[c]	6	[b]
3/31/21		14.09	0.25		4.73	4.98	(0.25)	—	(0.25)	18.82	35.57	35.55	367,908		0.79		0.76		1.48		1.46		45
3/31/20		16.74	0.29		(1.86)	(1.57)	(0.28)	(0.80)	(1.08)	14.09	(10.41)	(10.42)	263,960		0.79		0.79		1.66		1.65		39
3/31/19		14.54	0.28		2.38	2.66	(0.32)	(0.14)	(0.46)	16.74	18.50	18.49	253,540		0.81		0.81		1.86		1.85		34
3/31/18		15.21	0.28		0.24	0.52	(0.23)	(0.96)	(1.19)	14.54	3.09	3.08	223,112		0.81		0.81		1.79		1.78		30
3/31/17		15.33	0.24		0.14	0.38	(0.27)	(0.23)	(0.50)	15.21	2.59	2.56	225,844		0.82		0.81		1.55		1.52		52
#	Unaudited
a	Based on average shares outstanding.
b	The percentages shown for this period are not annualized.
c	The percentages shown for this period are annualized.
u	Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The total return and net investment income ratio displayed excludes this item.

20	2021 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2021 Semiannual Report	21

Notes to financial statements (unaudited)

Real Estate Securities Fund

Note 1—organization

The TIAA-CREF Real Estate Securities Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Fund.

The Fund offers its shares, without a sales load, through its principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

The Fund offers five share classes: Institutional Class, Advisor Class, Premier Class, Retirement Class and Retail Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

22	2021 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Foreign currency transactions and translation: The books and records of the Fund are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments” on the Statement of operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “change in Net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of operations, when applicable.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of operations.

Indemnification: Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would

TIAA-CREF Real Estate Securities Fund ■ 2021 Semiannual Report	23

Notes to financial statements (unaudited)

involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund’s normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

New rule issuance: In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

Note 3—valuation of investments

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best

24	2021 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

continued

information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major classifications of assets and liabilities measured at fair value follows:

Debt securities: Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by Advisors. These securities are generally classified as Level 2.

Exchange-traded equity securities, common and preferred stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are categorized as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and asked prices is utilized and the securities are generally classified as Level 2.

For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

TIAA-CREF Real Estate Securities Fund ■ 2021 Semiannual Report	25

Notes to financial statements (unaudited)

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Equity investments:
Internet Services & Infrastructure	$62,271,000	$32,785,771	$—	$95,056,771
Residential REITs	1,035,961,000	19,765,304	—	1,055,726,304
All other equity investments*	2,819,919,791	—	—	2,819,919,791
Short-term investments	—	176,807,591	—	176,807,591
Total	$3,918,151,791	$229,358,666	$—	$4,147,510,457

*	For detailed categories, see the accompanying Portfolio of investments.

Note 4—investments

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Fund for the period ended September 30, 2021 were as follows:

Non-U.S. government purchases	Non-U.S. government sales
$424,319,870	$216,793,447

Note 5—Income tax and other tax matters

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income

26	2021 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

continued

tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Net unrealized appreciation (depreciation): At September 30, 2021, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation	)	Net unrealized appreciation (depreciation	)
$2,834,886,596	$1,346,360,313	$(33,736,452)		$1,312,623,861

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Distributions to shareholders: The tax character of distributions paid to shareholders during the year ended March 31, 2021 was as follows:

	Ordinary income	Long-term capital gains	Total
3/31/2021	$47,124,335	$—	$47,124,335

The tax character of the fiscal year 2022 distributions will be determined at the end of the fiscal year.

In certain circumstances, a fund may accept portfolio securities rather than cash as payment for a purchase of fund shares (in-kind purchase). During the period ended September 30, 2021 the Real Estate Securities Fund received $169,711,410 of securities from in-kind purchase transactions.

Note 6—Investment adviser and other transactions with affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of between 0.35% and 0.50% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The

TIAA-CREF Real Estate Securities Fund ■ 2021 Semiannual Report	27

Notes to financial statements (unaudited)

investment management fee effective rate is 0.46% as of September 30, 2021. Prior to May 1, 2021, the investment management fee was between 0.325% and 0.475%.

The fee range represents a breakpoint schedule that reduces investment management fees as the Fund’s net assets increase. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of a Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.57% of average daily net assets for the Institutional Class shares; 0.72% of average daily net assets for the Advisor Class shares; 0.72% of average daily net assets for the Premier Class shares; 0.82% of average daily net assets for the Retirement Class shares; and 0.96% of the average daily net assets for the Retail Class shares. The expense reimbursement arrangements will continue through at least July 31, 2022, unless changed with approval of the Board.

Income, reflected in Payment from affiliate on the Statement of operations, reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended September 30, 2021, these transactions did not materially impact the Fund.

28	2021 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

concluded

At September 30, 2021, TIAA Access, a registered separate account of TIAA, owned 12% of the Fund’s shares.

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Fund. As of September 30, 2021, one 529 Plan owned 8% of the Real Estate Securities Fund.

Companies in which the Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. As of September 30, 2021, there were no affiliated investments.

Note 7—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Fund may participate in an inter-fund lending program. This program allows the Fund to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Fund may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended September 30, 2021, there were no inter-fund borrowing or lending transactions.

Note 8—line of credit

The Fund participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 15, 2021 expiring on June 14, 2022, replacing the previous facility, which expired June 2021. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended September 30, 2021, there were no borrowings under this credit facility by the Fund.

TIAA-CREF Real Estate Securities Fund ■ 2021 Semiannual Report	29

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How to reach us

Websites

TIAA.org
nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

©2021 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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We’re fond of paper…in its original form. Switch to eDelivery at TIAA.org/eDelivery

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1847049	A12456 (11/21)

TIAA-CREF Funds	September 30, 2021

TIAA-CREF
Fixed-Income Funds

The semiannual report contains the financial statements (unaudited).

	Institutional	Advisor	Premier	Retirement	Retail	Class
Fund name	Class	Class	Class	Class	Class	W
Bond Index Fund	TBIIX	TBIAX	TBIPX	TBIRX	TBILX	TBIWX
Core Bond Fund	TIBDX	TIBHX	TIDPX	TIDRX	TIORX	TBBWX
Core Impact Bond Fund	TSBIX	TSBHX	TSBPX	TSBBX	TSBRX	—
Core Plus Bond Fund	TIBFX	TCBHX	TBPPX	TCBRX	TCBPX	TCBWX
5–15 Year Laddered Tax-Exempt Bond Fund	TITIX	TIXHX	—	—	TIXRX	—
Green Bond Fund	TGRNX	TGRKX	TGRLX	TGRMX	TGROX	—
High-Yield Fund	TIHYX	TIHHX	TIHPX	TIHRX	TIYRX	TIHWX
Inflation-Linked Bond Fund	TIILX	TIIHX	TIKPX	TIKRX	TCILX	TIIWX
Short Duration Impact Bond Fund	TSDJX	TSDHX	TSDFX	TSDDX	TSDBX	—
Short-Term Bond Fund	TISIX	TCTHX	TSTPX	TISRX	TCTRX	TCTWX
Short-Term Bond Index Fund	TNSHX	TTBHX	TPSHX	TESHX	TRSHX	TTBWX
Money Market Fund	TCIXX	TMHXX	TPPXX	TIEXX	TIRXX	—

Semiannual
Report

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will not be sent to you by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either (1) updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or (2) contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Fixed-Income Funds listed on the cover of this report.

This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended September 30, 2021. The report contains four main sections:

•	A letter from Brad Finkle, President of the TIAA-CREF Fund Complex.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of September 30, 2021.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our websites at TIAA.org or nuveen.com, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	3

Brad Finkle

Letter to investors

The U.S. bond market delivered broad gains for the six months ended September 30, 2021, as the economy continued its strong recovery from the ongoing impact of COVID-19. For the period, each of the major fixed-income sectors recorded positive returns. All of the eleven fixed-income funds posted gains for the six months, while the Money Market Fund had a return of zero amid continued historically low interest rates.

•   The broad U.S. bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned 1.9% for the period.

•   Institutional Class returns for seven of the eleven fixed-income funds outperformed the results of their respective benchmarks. Please see page 8 for benchmark definitions.

•   Among the four remaining funds, two index funds and the Inflation-Linked Bond Fund modestly lagged their benchmarks. The High-Yield Fund posted a solid gain but also trailed its benchmark. The Money Market Fund underperformed its benchmark by a slight margin.

Bonds advanced amid growing economy

The U.S. economy grew at a brisk pace during the period as business activities continued to recover from the impact of COVID-19. Government stimulus measures and strong consumer spending contributed to the expansion. The unemployment rate declined steadily over the six months, reaching an 18-month low in September. The Federal Reserve held the federal funds target rate steady at 0.00%–0.25% but indicated that it might slow the rate of its bond-buying program if the economy continued to show signs of solid growth. Inflation rose and crude oil prices climbed higher during the period.

All major fixed-income sectors gained ground. The advance of the Bloomberg U.S. Aggregate Bond Index reflected gains achieved primarily in the first three months of the period. U.S. Treasury inflation-protected securities produced the best returns for the six months, and high-yield bonds were also solid performers. More modest gains were recorded by municipal bonds and shorter-term securities.

All TIAA-CREF Fixed-Income Funds produced gains

All of the TIAA-CREF Fixed-Income Funds advanced for the six-month period. Performance for the Institutional Class ranged from 0.1% for the Short-Term Bond Index Fund to 3.9% for the Inflation-Linked Bond Fund.

The Inflation-Linked Bond Fund’s return fell short of its benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The High-Yield Fund gained 3.3% but also lagged its benchmark, the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index.

The Core Plus Bond Fund gained 2.3%, while the Core Bond Fund and the Core Impact Bond Fund each returned 2.1%. All three funds outperformed their shared benchmark, the Bloomberg U.S. Aggregate Bond Index, in large part due to overweight positions in corporate bonds, which outperformed other sectors for the period.

4	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

The Green Bond Fund advanced 2.4% to outpace its benchmark, the Bloomberg MSCI U.S. Green Bond Index. Out-of-benchmark positions in municipal bonds and asset-backed securities, as well an overweight position in commercial mortgage-backed securities, helped drive the superior relative performance.

The 5–15 Year Laddered Tax-Exempt Bond Fund outperformed its benchmark with a return of 1.3%, due mostly to an overweight position in the transportation sector.

The Short Duration Impact Bond Fund gained 0.7%, while the Short-Term Bond Fund returned 0.6%. Both benefited from overweight positions in corporate securities, which helped them outperform their common benchmark, the Bloomberg U.S. 1–3 Year Government/Credit Bond Index.

The Bond Index Fund advanced 1.8%, and the Short-Term Bond Index Fund gained 0.1%. Both modestly trailed their respective benchmarks, primarily due to the impact of expenses.

The Money Market Fund returned 0.0% to slightly underperform the iMoneyNet Money Fund Averages™—All Government.

A detailed overview of the fixed-income markets during the period appears in our Market Monitor on page 6. A discussion of each fund and its relative performance begins on page 10.

The value of a long-term approach

Since January 2020, when COVID-19 first began to spread around the world, citizens and investors alike experienced a host of challenges. However, despite the recent setbacks, such as the delta variant, we continue to see solid progress both economically and in public health.

An important lesson can be learned from the events of the past 20 months: investors who adhered to their long-term financial plans were rewarded by the recovery in the financial markets. We believe this illustrates the value of a disciplined, long-term perspective. As always, our view is that a diversified portfolio, which includes professionally managed fixed-income mutual funds, can be a prudent way for investors to manage the potential risks ahead. Of course, diversification cannot guarantee against market losses.

Please visit TIAA.org for more information on asset class performance. If you need help with your TIAA-CREF fixed-income portfolio, we recommend that you contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We would be happy to help you.

/s/ Brad Finkle

Brad Finkle

President of the TIAA-CREF Fund Complex

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	5

Market monitor

Bond markets gained while economy extended recovery

For the six-month period, all of the major fixed-income markets recorded positive returns. The economy continued its robust recovery in the second quarter of 2021, benefiting from government stimulus and strong consumer spending. However, there were signs that growth was beginning to slow in the third quarter, primarily due to concerns about the spread of the COVID-19 delta variant, as well as certain bottlenecks in the supply chain for goods and services. The unemployment rate continued its gradual decline, falling to an 18-month low in August. Interest rates remained at historically low levels, while the Federal Reserve maintained a bond-buying program to aid credit markets and stimulate the economy. Investment-grade fixed-rate bonds, as represented by the Bloomberg U.S. Aggregate Bond Index, advanced 1.9% for the six months.

Among individual segments of the fixed-income market, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index advanced 4.0% for the six months. In an environment of very low interest rates, high-yield securities were also attractive to investors willing to take on additional risk for potentially greater yields. U.S. high-yield bonds, as represented by the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index, gained 3.5%. Municipal Bonds, as measured by the Bloomberg 10-Year Municipal Bond Index, returned 1.0%, while the Bloomberg U.S. 1–3 Year Government/Credit Bond Index gained 0.1%.

Inflation-protected bonds outperformed for the period

U.S. bond performance for the six months ended September 30, 2021

Source: Investment grade: Bloomberg U.S. Aggregate Bond Index; Short term: Bloomberg U.S. 1–3 Year Government/Credit Index; Municipals: Bloomberg 10-Year Municipal Bond Index; Inflation protected: Bloomberg U.S. TIPS 1–10 Years Index; Corporate high yield: ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index. As of September 30, 2021.

Economy grew while inflation increased

Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at an annualized rate of 6.7% during the second quarter of 2021, according to the government’s “third” estimate. Consumer spending, a leading driver of GDP, increased by 12.0% annually during these three months. The unemployment rate declined from 6.1% in April to 4.8% in September.

Core inflation, which includes all items except food and energy, increased 4.0% for the twelve months ended September 2021. The price of West Texas Intermediate (WTI) crude oil increased from $61 per barrel on April 1, 2021, to $75 by September 30, 2021. WTI peak prices recorded during the period were the highest since October 2018. The U.S. dollar rose modestly against other major currencies during the six months.

The broad U.S stock market, as measured by the Russell 3000® Index, returned 8.1% for the period. Larger early gains were offset by a decline in the final month of the period. Yields on shorter- and intermediate-maturity U.S. Treasuries rose modestly, while longer-term bond yields declined.

Fed kept rates unchanged, bought more bonds

The Federal Reserve left short-term interest rates unchanged throughout the period. The Fed maintained the federal funds target rate, a key short-term interest-rate measure, at 0.00%–0.25%. It also continued a program of purchasing at least $120 billion of bonds monthly to support the economy and financial markets. In September, policymakers reiterated plans to keep rates unchanged until employment and inflation targets were achieved. But they indicated that a more moderate pace of bond purchases might be warranted if the economy continued to expand.

The European Central Bank (ECB) left its key benchmark interest rates unchanged during the period. However, the ECB suggested in September that it would moderate the pace of its bond purchases that were authorized under a pandemic emergency program. Meanwhile, the Bank of England held its benchmark interest rate steady at 0.1% throughout the period.

6	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our websites at TIAA.org or nuveen.com; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-MFP (for money market products only) filings. Form N-CSR filings are as of March 31 or September 30; Form N-PORT or Form N-MFP filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, TIAA-CREF Funds’ ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	7

About the funds’ benchmarks

The Bloomberg U.S. Aggregate Bond Index measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Bloomberg U.S. 1–3 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

The ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. ICE BofA uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Bloomberg 10-Year Municipal Bond Index measures the performance of intermediate- and longer-term tax-exempt bonds. Bonds in the index must be rated investment grade (Baa3/BBB- or higher), have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

The Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

The Bloomberg MSCI U.S. Green Bond Index measures the performance of the U.S. market for fixed-income securities issued to fund projects with direct environmental benefits.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

During the reporting period, “Bloomberg Barclays” fixed-income indices were rebranded as “Bloomberg” indices. This change affects all Bloomberg fixed-income indices.

Source: ICE Data Indices, LLC (“ICE DATA”), is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY PROVIDERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND TIAA-CREF FUNDS, OR ANY OF ITS PRODUCTS OR SERVICES.

8	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2021–September 30, 2021).

Actual expenses

The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	9

Bond Index Fund

Expense example

Six months ended September 30, 2021

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
	value	value	(4/1/21–
Bond Index Fund	(4/1/21)	(9/30/21)	9/30/21)
Actual return
Institutional Class	$1,000.00	$1,018.38	$0.51
Advisor Class	1,000.00	1,017.88	1.01
Premier Class	1,000.00	1,017.61	1.26
Retirement Class	1,000.00	1,017.09	1.77
Retail Class	1,000.00	1,016.55	2.33
Class W	1,000.00	1,017.97	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.57	0.51
Advisor Class	1,000.00	1,024.07	1.01
Premier Class	1,000.00	1,023.82	1.27
Retirement Class	1,000.00	1,023.31	1.78
Retail Class	1,000.00	1,022.76	2.33
Class W	1,000.00	1,025.07	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.10% for the Institutional Class, 0.20% for the Advisor Class, 0.25% for the Premier Class, 0.35% for the Retirement Class, 0.46% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 9/30/2021
U.S. Treasury securities	37.8
Mortgage-backed securities	27.0
Corporate bonds	22.4
Foreign government & corporate bonds denominated in U.S. dollars	7.5
Commercial mortgage-backed securities	2.0
U.S. agency securities	1.3
Municipal bonds	0.8
Asset-backed securities	0.7
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Performance for the six months ended September 30, 2021

The Bond Index Fund returned 1.84% for the Institutional Class, compared with the 1.88% return of its benchmark, the Bloomberg U.S. Aggregate Bond Index. For the one-year period ended September 30, 2021, the Fund returned –0.99%, versus –0.90% for the index. The performance table shows returns for all share classes of the Fund.

Economic growth continued amid lower unemployment and elevated inflation

The U.S. economy expanded during the period, overcoming concerns about the continued impact of COVID-19 and the delta variant. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 6.7% during the second quarter of 2021, according to the government’s “third” estimate. The unemployment rate declined to 4.8% in September—its lowest level in 18 months. Core inflation, which measures all items except food and energy, rose 4.0% over the twelve months ended September 2021. Crude oil prices climbed from $61 to $75 per barrel during the six-month period.

The Federal Reserve maintained historically low interest rates during the period, keeping the federal funds target rate unchanged at 0.00%–0.25%. The Fed also continued to provide monetary stimulus by purchasing U.S. Treasury securities and other bonds. In September, policymakers indicated that a more moderate pace of bond-buying might be warranted if the economy continued to improve.

All major segments of the fixed-income market posted gains for the period. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. U.S. Treasury inflation-protected securities (TIPS) performed best, followed by high-yield bonds. Municipal and shorter-term bonds posted the smallest gains.

Corporate bonds drove the benchmark’s performance

All of the sectors in the Bloomberg U.S. Aggregate Bond Index advanced for the six months. Corporate bonds—the third-largest sector with a weighting of 26.5%—was the index’s second-best-performing component with a return of 3.5%. Government credit securities also outperformed the benchmark’s return, advancing 2.0%. U.S. Treasuries, the benchmark’s largest sector at 37.8%, slightly trailed the benchmark with a return of 1.8%, as did commercial mortgage-backed securities (CMBS), which also returned 1.8%. Mortgage-backed securities (MBS), another substantial sector at 26.5%, underperformed with a return of 0.4%, as did asset-backed securities, which advanced 0.5%. Municipals led performance with a gain of 7.8% but represented a very small weighting, so the sector’s impact was minimal.

Fund slightly trailed its benchmark

The Fund underperformed its benchmark for the six-month period. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund seeks to maintain the overall characteristics of its benchmark. The Fund’s managers invest in the same sectors that are included in the benchmark and closely match the benchmark’s weightings and maturities. During the period, this portfolio had sector returns that were similar to its benchmark, enabling it to resemble the index’s performance.

Throughout the period, the Fund’s managers kept the Fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy helped the Fund’s risk and reward characteristics to more closely resemble those of its benchmark.

10	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2021

Bond Index Fund				Average annual				Annual operating
		Total return		total return				expenses*
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	9/14/09	1.84%	–0.99%	2.77%		2.87%		0.08%	0.08%
Advisor Class	12/4/15	1.79	–1.09	2.67		2.81	†	0.18	0.18
Premier Class	9/30/09	1.76	–1.14	2.64		2.71		0.23	0.23
Retirement Class	9/14/09	1.71	–1.15	2.53		2.61		0.33	0.33
Retail Class	9/14/09	1.66	–1.32	2.46		2.52		0.39	0.39
Class W	9/28/18	1.80	–0.89	2.83	†	2.90	†	0.08	0.00
Bloomberg U.S. Aggregate Bond Index	—	1.88	–0.90	2.94		3.01		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2021
Less than 1 year	0.4
1–3 years	17.9
3–5 years	30.5
5–10 years	31.7
Over 10 years	19.5
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2021
U.S. Treasury & U.S. agency securities*	66.1
Aaa/AAA	4.7
Aa/AA	3.4
A/A	11.6
Baa/BBB	14.2
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2021
Net assets	$21.25 billion
Portfolio turnover rate*	11%
Number of issues	7,900
Option-adjusted duration‡	6.73 years
Average maturity§	8.49 years

*	The portfolio turnover rate covers the six-month period from April 1, 2021–September 30, 2021, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	11

Core Bond Fund

Expense example

Six months ended September 30, 2021

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
	value	value	(4/1/21–
Core Bond Fund	(4/1/21)	(9/30/21)	9/30/21)
Actual return
Institutional Class	$1,000.00	$1,021.07	$1.47
Advisor Class	1,000.00	1,019.42	2.13
Premier Class	1,000.00	1,020.29	2.23
Retirement Class	1,000.00	1,019.58	2.73
Retail Class	1,000.00	1,019.30	2.99
Class W	1,000.00	1,022.52	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.61	1.47
Advisor Class	1,000.00	1,022.96	2.13
Premier Class	1,000.00	1,022.86	2.23
Retirement Class	1,000.00	1,022.36	2.74
Retail Class	1,000.00	1,022.11	2.99
Class W	1,000.00	1,025.07	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.29% for the Institutional Class, 0.42% for the Advisor Class, 0.44% for the Premier Class, 0.54% for the Retirement Class, 0.59% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 9/30/2021
Corporate bonds	32.6
Mortgage-backed securities	23.8
Foreign government & corporate bonds denominated in U.S. dollars	15.4
U.S. Treasury securities	8.0
Commercial mortgage-backed securities	7.1
Asset-backed securities	6.2
Bank loan obligations	1.9
Municipal bonds	1.6
U.S. agency securities	0.7
Preferred stock	0.2
Short-term investments, other assets & liabilities, net	2.5
Total	100.0

Performance for the six months ended September 30, 2021

The Core Bond Fund returned 2.11% for the Institutional Class, compared with the 1.88% return of its benchmark, the Bloomberg U.S. Aggregate Bond Index. For the one-year period ended September 30, 2021, the Fund returned 0.99%, versus –0.90% for the index. The performance table shows returns for all share classes of the Fund.

Economic growth continued amid lower unemployment and elevated inflation

The U.S. economy expanded during the period, overcoming concerns about the continued impact of COVID-19 and the delta variant. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 6.7% during the second quarter of 2021, according to the government’s “third” estimate. The unemployment rate declined to 4.8% in September—its lowest level in 18 months. Core inflation, which measures all items except food and energy, rose 4.0% over the twelve months ended September 2021. Crude oil prices climbed from $61 to $75 per barrel during the six-month period.

The Federal Reserve maintained historically low interest rates during the period, keeping the federal funds target rate unchanged at 0.00%–0.25%. The Fed also continued to provide monetary stimulus by purchasing U.S. Treasury securities and other bonds. In September, policymakers indicated that a more moderate pace of bond-buying might be warranted if the economy continued to improve.

All major segments of the fixed-income market posted gains for the period. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. U.S. Treasury inflation-protected securities (TIPS) performed best, followed by high-yield bonds. Municipal and shorter-term bonds posted the smallest gains.

Corporate bonds drove the benchmark’s performance

All of the sectors in the Bloomberg U.S. Aggregate Bond Index advanced for the six months. Corporate bonds—the third-largest sector with a weighting of 26.5%—was the index’s second-best-performing component with a return of 3.5%. Government credit securities also outperformed the benchmark’s return, advancing 2.0%. U.S. Treasuries, the benchmark’s largest sector at 37.8%, slightly trailed the benchmark with a return of 1.8%, as did commercial mortgage-backed securities (CMBS), which also returned 1.8%. Mortgage-backed securities (MBS), another substantial sector at 26.5%, underperformed with a return of 0.4%, as did asset-backed securities, which advanced 0.5%. Municipals led performance with a gain of 7.8% but represented a very small weighting, so the sector’s impact was minimal.

Fund outperformed its benchmark

The Fund outperformed its benchmark for the six-month period, primarily as a result of favorable allocation decisions. Chief among these was a substantial overweight in the corporate bond sector, which benefited from a yield advantage over other sectors, as well as continued strength in corporate fundamentals. Security selection within this sector also helped. The Fund’s positions in the MBS, asset-backed securities, CMBS and government agency sectors also helped, as did positions in the government credit and municipals sectors.

By contrast, the Fund’s holdings of U.S. Treasuries detracted most, primarily due to unfavorable yield curve positioning—how the Fund was invested across different maturities—within this sector. A small position in cash also detracted.

12	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2021

Core Bond Fund				Average annual				Annual operating
		Total return		total return				expenses*
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	7/1/99	2.11%	0.99%	3.48%		3.88%		0.29%	0.29%
Advisor Class	12/4/15	1.94	0.77	3.37		3.82	†	0.42	0.42
Premier Class	9/30/09	2.03	0.75	3.32		3.71		0.44	0.44
Retirement Class	3/31/06	1.96	0.67	3.23		3.61		0.54	0.54
Retail Class	3/31/06	1.93	0.71	3.18		3.56		0.58	0.58
Class W	9/28/18	2.25	1.29	3.66	†	3.97	†	0.29	0.00
Bloomberg U.S. Aggregate Bond Index	—	1.88	–0.90	2.94		3.01		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2021
Less than 1 year	2.2
1–3 years	11.3
3–5 years	23.9
5–10 years	48.0
Over 10 years	14.6
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2021
U.S. Treasury & U.S. agency securities*	32.1
Aaa/AAA	5.7
Aa/AA	6.1
A/A	14.9
Baa/BBB	29.2
Ba/BB	5.9
B/B	3.6
Below B/B	0.3
Non-rated	2.2
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2021
Net assets	$10.60 billion
Portfolio turnover rate*	147%
Portfolio turnover rate, excluding mortgage dollar-roll transactions*	52%
Number of issues	2,261
Option-adjusted duration‡	6.04 years
Average maturity§	7.90 years

*	The portfolio turnover rate covers the six-month period from April 1, 2021–September 30, 2021, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	13

Core Impact Bond Fund

Expense example

Six months ended September 30, 2021

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Core Impact	value	value	(4/1/21–
Bond Fund	(4/1/21)	(9/30/21)	9/30/21)
Actual return
Institutional Class	$1,000.00	$1,020.83	$1.87
Advisor Class	1,000.00	1,021.48	2.18
Premier Class	1,000.00	1,020.86	2.79
Retirement Class	1,000.00	1,020.52	3.14
Retail Class	1,000.00	1,020.47	3.19
5% annual hypothetical return
Institutional Class	1,000.00	1,023.21	1.88
Advisor Class	1,000.00	1,022.91	2.18
Premier Class	1,000.00	1,022.31	2.79
Retirement Class	1,000.00	1,021.96	3.14
Retail Class	1,000.00	1,021.91	3.19

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.37% for the Institutional Class, 0.43% for the Advisor Class, 0.55% for the Premier Class, 0.62% for the Retirement Class and 0.63% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 9/30/2021
Corporate bonds	27.7
Foreign government & corporate bonds denominated in U.S. dollars	22.3
Mortgage-backed securities	17.1
U.S. Treasury securities	9.3
Municipal bonds	6.6
Commercial mortgage-backed securities	5.6
Asset-backed securities	4.0
U.S. agency securities	3.9
Bank loan obligations	0.3
Preferred stock	0.9
Short-term investments, other assets & liabilities, net	2.3
Total	100.0

Performance for the six months ended September 30, 2021

The Core Impact Bond Fund returned 2.08% for the Institutional Class, compared with the 1.88% return of its benchmark, the Bloomberg U.S. Aggregate Bond Index. For the one-year period ended September 30, 2021, the Fund returned 0.49%, versus –0.90% for the index. The performance table shows returns for all share classes of the Fund.

Economic growth continued amid lower unemployment and elevated inflation

The U.S. economy expanded during the period, overcoming concerns about the continued impact of COVID-19 and the delta variant. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 6.7% during the second quarter of 2021, according to the government’s “third” estimate. The unemployment rate declined to 4.8% in September—its lowest level in 18 months. Core inflation, which measures all items except food and energy, rose 4.0% over the twelve months ended September 2021. Crude oil prices climbed from $61 to $75 per barrel during the six-month period.

The Federal Reserve maintained historically low interest rates during the period, keeping the federal funds target rate unchanged at 0.00%–0.25%. The Fed also continued to provide monetary stimulus by purchasing U.S. Treasury securities and other bonds. In September, policymakers indicated that a more moderate pace of bond-buying might be warranted if the economy continued to improve.

All major segments of the fixed-income market posted gains for the period. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. U.S. Treasury inflation-protected securities (TIPS) performed best, followed by high-yield bonds. Municipal and shorter-term bonds posted the smallest gains.

Corporate bonds drove the benchmark’s performance

All of the sectors in the Bloomberg U.S. Aggregate Bond Index advanced for the six months. Corporate bonds—the third-largest sector with a weighting of 26.5%—was the index’s second-best-performing component with a return of 3.5%. Government credit securities also outperformed the benchmark’s return, advancing 2.0%. U.S. Treasuries, the benchmark’s largest sector at 37.8%, slightly trailed the benchmark with a return of 1.8%, as did commercial mortgage-backed securities (CMBS), which also returned 1.8%. Mortgage-backed securities (MBS), another substantial sector at 26.5%, underperformed with a return of 0.4%, as did asset-backed securities, which advanced 0.5%. Municipals led performance with a gain of 7.8% but represented a very small weighting, so the sector’s impact was minimal.

Fund outperformed its benchmark

The Fund outperformed its benchmark for the six-month period, primarily as a result of favorable allocation decisions. Chief among these was a substantial overweight in the corporate bond sector, which benefited from a yield advantage over other sectors, as well as continued strength in corporate fundamentals. Overweight positions in the municipals, government credit and CMBS sectors also helped, as did allocations to the MBS, asset-backed securities and government agency sectors.

By contrast, the Fund’s holdings of U.S. Treasuries detracted most, primarily due to unfavorable yield curve positioning—how the Fund was invested across different maturities—within this sector.

14	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2021

Core Impact Bond Fund				Average annual			Annual operating
		Total return		total return			expenses*
	Inception				since
	date	6 months	1 year	5 years	inception		gross	net
Institutional Class	9/21/12	2.08%	0.49%	3.41%	3.62%		0.35%	0.35%
Advisor Class	12/4/15	2.15	0.52	3.35	3.57	†	0.43	0.43
Premier Class	9/21/12	2.09	0.40	3.26	3.47		0.53	0.53
Retirement Class	9/21/12	2.05	0.34	3.17	3.38		0.60	0.60
Retail Class	9/21/12	2.05	0.33	3.15	3.33		0.61	0.61
Bloomberg U.S. Aggregate Bond Index	—	1.88	–0.90	2.94	2.81	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2021
Less than 1 year	2.7
1–3 years	14.1
3–5 years	22.5
5–10 years	39.4
Over 10 years	21.3
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2021
U.S. Treasury & U.S. agency securities*	29.8
Aaa/AAA	8.5
Aa/AA	10.3
A/A	20.4
Baa/BBB	22.6
Ba/BB	3.2
B/B	0.7
Non-rated	4.5
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2021
Net assets	$7.08 billion
Portfolio turnover rate*	127%
Portfolio turnover rate, excluding mortgage dollar-roll transactions*	51%
Number of issues	1,050
Option-adjusted duration‡	6.56 years
Average maturity§	9.04 years

*	The portfolio turnover rate covers the six-month period from April 1, 2021–September 30, 2021, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	15

Core Plus Bond Fund

Expense example

Six months ended September 30, 2021

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Core Plus	value	value	(4/1/21–
Bond Fund	(4/1/21)	(9/30/21)	9/30/21)
Actual return
Institutional Class	$1,000.00	$1,022.76	$1.47
Advisor Class	1,000.00	1,022.33	1.93
Premier Class	1,000.00	1,021.99	2.23
Retirement Class	1,000.00	1,020.53	2.74
Retail Class	1,000.00	1,021.12	3.09
Class W	1,000.00	1,024.26	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.61	1.47
Advisor Class	1,000.00	1,023.16	1.93
Premier Class	1,000.00	1,022.86	2.23
Retirement Class	1,000.00	1,022.36	2.74
Retail Class	1,000.00	1,022.01	3.09
Class W	1,000.00	1,025.07	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.29% for the Institutional Class, 0.38% for the Advisor Class, 0.44% for the Premier Class, 0.54% for the Retirement Class, 0.61% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 9/30/2021
Corporate bonds	29.7
Mortgage-backed securities	20.7
Foreign government & corporate bonds denominated in U.S. dollars	18.1
Commercial mortgage-backed securities	8.4
Asset-backed securities	8.0
U.S. Treasury securities	6.3
Bank loan obligations	2.9
Municipal bonds	2.3
Preferred stock	0.3
Short-term investments, other assets & liabilities, net	3.3
Total	100.0

Performance for the six months ended September 30, 2021

The Core Plus Bond Fund returned 2.28% for the Institutional Class, compared with the 1.88% return of its benchmark, the Bloomberg U.S. Aggregate Bond Index. For the one-year period ended September 30, 2021, the Fund returned 2.15%, versus –0.90% for the index. The performance table shows returns for all share classes of the Fund.

Economic growth continued amid lower unemployment and elevated inflation

The U.S. economy expanded during the period, overcoming concerns about the continued impact of COVID-19 and the delta variant. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 6.7% during the second quarter of 2021, according to the government’s “third” estimate. The unemployment rate declined to 4.8% in September—its lowest level in 18 months. Core inflation, which measures all items except food and energy, rose 4.0% over the twelve months ended September 2021. Crude oil prices climbed from $61 to $75 per barrel during the six-month period.

The Federal Reserve maintained historically low interest rates during the period, keeping the federal funds target rate unchanged at 0.00%–0.25%. The Fed also continued to provide monetary stimulus by purchasing U.S. Treasury securities and other bonds. In September, policymakers indicated that a more moderate pace of bond-buying might be warranted if the economy continued to improve.

All major segments of the fixed-income market posted gains for the period. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. U.S. Treasury inflation-protected securities (TIPS) performed best, followed by high-yield bonds. Municipal and shorter-term bonds posted the smallest gains.

Corporate bonds drove the benchmark’s performance

All of the sectors in the Bloomberg U.S. Aggregate Bond Index advanced for the six months. Corporate bonds—the third-largest sector with a weighting of 26.5%—was the index’s second-best-performing component with a return of 3.5%. Government credit securities also outperformed the benchmark’s return, advancing 2.0%. U.S. Treasuries, the benchmark’s largest sector at 37.8%, slightly trailed the benchmark with a return of 1.8%, as did commercial mortgage-backed securities (CMBS), which also returned 1.8%. Mortgage-backed securities (MBS), another substantial sector at 26.5%, underperformed with a return of 0.4%, as did asset-backed securities, which advanced 0.5%. Municipals led performance with a gain of 7.8% but represented a very small weighting, so the sector’s impact was minimal.

Fund outperformed its benchmark

The Fund outperformed its benchmark for the six-month period, primarily as a result of favorable allocation decisions. Chief among these was a substantial overweight in the corporate bond sector, which benefited from a yield advantage over other sectors, as well as continued strength in corporate fundamentals. Security selection within this sector also helped. The Fund’s positions in the asset-backed securities, MBS, CMBS and government credit sectors also helped, as did positions in the government agency and municipals sectors.

By contrast, the Fund’s holdings of U.S. Treasuries detracted most, primarily due to unfavorable yield curve positioning—how the Fund was invested across different maturities—within this sector. A small position in cash also detracted slightly.

16	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2021

Core Plus Bond Fund				Average annual				Annual operating
		Total return		total return				expenses*
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	3/31/06	2.28%	2.15%	3.77%		4.24%		0.30%	0.30%
Advisor Class	12/4/15	2.23	2.07	3.72		4.21	†	0.37	0.37
Premier Class	9/30/09	2.20	1.99	3.62		4.10		0.45	0.45
Retirement Class	3/31/06	2.05	1.89	3.52		3.98		0.55	0.55
Retail Class	3/31/06	2.11	1.83	3.45		3.90		0.61	0.61
Class W	9/28/18	2.43	2.45	3.95	†	4.33	†	0.30	0.00
Bloomberg U.S. Aggregate Bond Index	—	1.88	–0.90	2.94		3.01		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2021
Less than 1 year	3.2
1–3 years	9.7
3–5 years	24.5
5–10 years	46.9
Over 10 years	15.7
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2021
U.S. Treasury & U.S. agency securities*	27.6
Aaa/AAA	3.5
Aa/AA	5.3
A/A	13.0
Baa/BBB	27.7
Ba/BB	12.3
B/B	6.2
Below B/B	0.6
Non-rated	3.8
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2021
Net assets	$5.78 billion
Portfolio turnover rate*	142%
Portfolio turnover rate, excluding mortgage dollar-roll transactions*	72%
Number of issues	1,974
Option-adjusted duration‡	5.99 years
Average maturity§	7.98 years

*	The portfolio turnover rate covers the six-month period from April 1, 2021–September 30, 2021, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	17

5–15 Year Laddered Tax-Exempt Bond Fund

Expense example

Six months ended September 30, 2021

			Expenses
			paid
5–15 Year	Beginning	Ending	during
Laddered	account	account	period*
Tax-Exempt	value	value	(4/1/21–
Bond Fund	(4/1/21)	(9/30/21)	9/30/21)
Actual return
Institutional Class	$1,000.00	$1,013.14	$1.51
Advisor Class	1,000.00	1,013.48	2.12
Retail Class	1,000.00	1,012.64	2.93
5% annual hypothetical return
Institutional Class	1,000.00	1,023.56	1.52
Advisor Class	1,000.00	1,022.96	2.13
Retail Class	1,000.00	1,022.16	2.94

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.30% for the Institutional Class, 0.42% for the Advisor Class and 0.58% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 9/30/2021
Municipal bonds	97.2
Short-term investments, other assets & liabilities, net	2.8
Total	100.0

Performance for the six months ended September 30, 2021

The 5–15 Year Laddered Tax-Exempt Bond Fund returned 1.31% for the Institutional Class, compared with the 0.99% return of its benchmark, the Bloomberg 10-Year Municipal Bond Index. For the one-year period ended September 30, 2021, the Fund returned 3.33%, versus 2.21% for the index. The performance table shows returns for all the share classes of the Fund.

Economic growth continued amid lower unemployment and elevated inflation

The U.S. economy expanded during the period, overcoming concerns about the continued impact of COVID-19 and the delta variant. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 6.7% during the second quarter of 2021, according to the government’s “third” estimate. The unemployment rate declined to 4.8% in September—its lowest level in 18 months. Core inflation, which measures all items except food and energy, rose 4.0% over the twelve months ended September 2021. Crude oil prices climbed from $61 to $75 per barrel during the six-month period.

The Federal Reserve maintained historically low interest rates during the period, keeping the federal funds target rate unchanged at 0.00%–0.25%. The Fed also continued to provide monetary stimulus by purchasing U.S. Treasury securities and other bonds. In September, policymakers indicated that a more moderate pace of bond-buying might be warranted if the economy continued to improve.

All major segments of the fixed-income market posted gains for the period. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. U.S. Treasury inflation-protected securities (TIPS) performed best, followed by high-yield bonds. Municipal and shorter-term bonds posted the smallest gains.

Nearly all benchmark sectors produced gains

All but one of the sectors in the Bloomberg 10-Year Municipal Bond Index advanced for the six months. The industrial revenue sector was the top gainer with a return of 1.4%. The leasing sector was the second-best performer with a return of 1.3%, followed by the health care sector. State general obligations (GOs), the benchmark’s largest sector by market capitalization at period-end, returned 0.8%. Transportation, the index’s second-largest sector, gained 1.2%. The solid waste/resource recovery sector, the only component of the benchmark to lose ground, declined by 0.1%.

As of September 30, 2021, higher-rated 10-year AAA municipal bonds yielded 1.17%, compared with a 1.52% yield on the 10-year U.S. Treasury bond. New municipal issuance during the six-month period was $235.1 billion, down from $240.9 billion for the prior six months, from October 1, 2020, through March 31, 2021.

Fund outperformed its benchmark

The Fund outpaced its benchmark during the period, primarily due to an overweight position in the transportation sector. The Fund’s relative performance also benefited from overweight positions in the health care and leasing sectors, as well as security selection in the local GO sector.

Conversely, the Fund’s holdings of industrial revenue bonds detracted most from relative performance, due to unfavorable security selection. The Fund’s underweight position in state GOs also hampered its relative performance.

18	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2021

5–15 Year Laddered				Average annual			Annual operating
Tax-Exempt Bond Fund		Total return		total return			expenses*
	Inception
	date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	3/31/06	1.31%	3.33%	2.99%	3.27%		0.32%	0.30%
Advisor Class	12/4/15	1.35	3.32	2.94	3.24	†	0.42	0.40
Retail Class	3/31/06	1.26	3.13	2.73	2.98		0.59	0.57
Bloomberg 10-Year Municipal Bond Index	—	0.99	2.21	3.25	3.96		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2021
Less than 1 year	1.9
1–3 years	1.3
3–5 years	13.7
5–10 years	41.7
Over 10 years	41.4
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2021
Aaa/AAA	0.6
Aa/AA	23.1
A/A	53.3
Baa/BBB	18.5
Ba/BB	3.6
B/B	0.4
Non-rated	0.5
Total	100.0

Credit quality ratings are based on the Bloomberg methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2021
Net assets	$286.80 million
Portfolio turnover rate*	5%
Number of issues	244
Option-adjusted duration‡	5.70 years
Average maturity§	9.46 years

*	The portfolio turnover rate covers the six-month period from April 1, 2021–September 30, 2021, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	19

Green Bond Fund

Expense example

Six months ended September 30, 2021

Green Bond Fund	Beginning account value (4/1/21)	Ending account value (9/30/21)	Expenses paid during period* (4/1/21– 9/30/21)
Actual return
Institutional Class	$1,000.00	$1,024.02	$2.28
Advisor Class	1,000.00	1,023.91	2.38
Premier Class	1,000.00	1,023.35	2.94
Retirement Class	1,000.00	1,022.40	2.94
Retail Class	1,000.00	1,021.65	3.70
5% annual hypothetical return
Institutional Class	1,000.00	1,022.81	2.28
Advisor Class	1,000.00	1,022.71	2.38
Premier Class	1,000.00	1,022.16	2.94
Retirement Class	1,000.00	1,022.16	2.94
Retail Class	1,000.00	1,021.41	3.70

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.45% for the Institutional Class, 0.47% for the Advisor Class, 0.58% for the Premier Class, 0.58% for the Retirement Class and 0.73% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
Sector	% of net assets as of 9/30/2021
Corporate bonds	33.2
Foreign government & corporate bonds denominated in U.S. dollars	28.5
Asset-backed securities	13.3
Municipal bonds	10.2
Commercial mortgage-backed securities	7.0
U.S. agency securities	2.2
Bank loan obligations	1.8
Mortgage-backed securities	0.9
Preferred stock	2.6
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

Performance for the six months ended September 30, 2021

The Green Bond Fund returned 2.40% for the Institutional Class, compared with the 2.08% return of its benchmark, the Bloomberg MSCI U.S. Green Bond Index. For the one-year period ended September 30, 2021, the Fund returned 1.55%, versus –0.20% for the index. The performance table shows returns for all share classes of the Fund.

Economic growth continued amid lower unemployment and elevated inflation

The U.S. economy expanded during the period, overcoming concerns about the continued impact of COVID-19 and the delta variant. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 6.7% during the second quarter of 2021, according to the government’s “third” estimate. The unemployment rate declined to 4.8% in September—its lowest level in 18 months. Core inflation, which measures all items except food and energy, rose 4.0% over the twelve months ended September 2021. Crude oil prices climbed from $61 to $75 per barrel during the six-month period.

The Federal Reserve maintained historically low interest rates during the period, keeping the federal funds target rate unchanged at 0.00%–0.25%. The Fed also continued to provide monetary stimulus by purchasing U.S. Treasury securities and other bonds. In September, policymakers indicated that a more moderate pace of bond-buying might be warranted if the economy continued to improve.

All major segments of the fixed-income market posted gains for the period. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. U.S. Treasury inflation-protected securities (TIPS) performed best, followed by high-yield bonds. Municipal and shorter-term bonds posted the smallest gains.

Corporate bond sector drove the benchmark’s performance

All of the sectors in the Bloomberg MSCI U.S. Green Bond Index advanced for the six months. Corporate bonds, the largest sector in the index with a weighting of 56.4% at period-end, had the highest return at 2.9%. Amid the continued impact of the COVID-19 pandemic, corporate bonds were supported by the Fed’s bond-buying programs. Government credit securities, the index’s second-largest sector with a weighting of 24.8%, gained a more modest 1.0%. Government agency bonds, the benchmark’s third-largest sector at 17.6%, advanced 1.3%. Commercial mortgage-backed securities (CMBS), which represented just 0.4% of the index, returned 1.6%.

Fund outperformed its benchmark

The Fund posted a solid gain and surpassed its benchmark for the six-month period. The Fund’s out-of-benchmark allocations to municipal bonds and asset-backed securities, along with an overweight position in CMBS, contributed most to its relative performance versus the index. An underweight position in government credit securities was also beneficial.

By contrast, the Fund’s holdings in government agency and corporate bonds detracted from its relative performance for the period.

20	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2021

Green Bond Fund		Total return		Average annual total return	Annual operating expenses*
	Inception date	6 months	1 year	since inception	gross	net
Institutional Class	11/16/18	2.40%	1.55%	6.40%	0.93%	0.45%
Advisor Class	11/16/18	2.39	1.53	6.37	1.03	0.55
Premier Class	11/16/18	2.33	1.43	6.27	1.08	0.60
Retirement Class	11/16/18	2.24	1.43	6.26	1.18	0.70
Retail Class	11/16/18	2.16	1.27	6.12	1.26	0.78
Bloomberg MSCI U.S. Green Bond Index	—	2.08	–0.20	6.36 ‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
‡	Performance is calculated from the inception date of the Institutional Class.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2021
Less than 1 year	7.5
1–3 years	13.3
3–5 years	17.3
5–10 years	42.4
Over 10 years	19.5
Total	100.0

Holdings by credit quality
% of fixed-income investments (excluding short-term investments) as of 9/30/2021
U.S. Treasury & U.S. agency securities*	2.2
Aaa/AAA	18.0
Aa/AA	12.4
A/A	22.8
Baa/BBB	19.4
Ba/BB	9.0
B/B	2.7
Non-rated	13.5
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile
as of 9/30/2021
Net assets	$55.28 million
Portfolio turnover rate*	14%
Number of issues	174
Option-adjusted duration‡	6.17 years
Average maturity§	8.79 years

*	The portfolio turnover rate covers the six-month period from April 1, 2021–September 30, 2021, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	21

High-Yield Fund

Expense example

Six months ended September 30, 2021

High-Yield Fund	Beginning account value (4/1/21)	Ending account value (9/30/21)	Expenses paid during period* (4/1/21– 9/30/21)
Actual return
Institutional Class	$1,000.00	$1,033.10	$1.73
Advisor Class	1,000.00	1,032.52	2.29
Premier Class	1,000.00	1,032.32	2.50
Retirement Class	1,000.00	1,031.82	3.01
Retail Class	1,000.00	1,031.56	3.21
Class W	1,000.00	1,034.83	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.36	1.72
Advisor Class	1,000.00	1,022.81	2.28
Premier Class	1,000.00	1,022.61	2.48
Retirement Class	1,000.00	1,022.11	2.99
Retail Class	1,000.00	1,021.91	3.19
Class W	1,000.00	1,025.07	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.34% for the Institutional Class, 0.45% for the Advisor Class, 0.49% for the Premier Class, 0.59% for the Retirement Class, 0.63% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 9/30/2021
Corporate bonds	73.8
Bank loan obligations	13.7
Foreign government & corporate bonds denominated in U.S. dollars	7.6
Short-term investments, other assets & liabilities, net	4.9
Total	100.0

Performance for the six months ended September 30, 2021

The High-Yield Fund returned 3.31% for the Institutional Class, compared with the 3.53% return of its benchmark, the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index. For the one-year period ended September 30, 2021, the Fund returned 9.54%, versus 9.70% for the index. The performance table shows returns for all share classes of the Fund.

Economic growth continued amid lower unemployment and elevated inflation

The U.S. economy expanded during the period, overcoming concerns about the continued impact of COVID-19 and the delta variant. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 6.7% during the second quarter of 2021, according to the government’s “third” estimate. The unemployment rate declined to 4.8% in September—its lowest level in 18 months. Core inflation, which measures all items except food and energy, rose 4.0% over the twelve months ended September 2021. Crude oil prices climbed from $61 to $75 per barrel during the six-month period. The movement of oil prices can be influential due to the large representation of energy companies in the high-yield sector.

The Federal Reserve maintained historically low interest rates during the period, keeping the federal funds target rate unchanged at 0.00%–0.25%. The Fed also continued to provide monetary stimulus by purchasing U.S. Treasury securities and other bonds. In September, policymakers indicated that a more moderate pace of bond-buying might be warranted if the economy continued to improve.

For the six-month period, high-yield bonds surpassed the 1.88% return of the broad U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, by a solid margin.

All sectors posted gains

For the six months, all high-yield bond sectors advanced. Energy exploration & production, the benchmark’s largest sector on September 30, 2021, was the best performer, advancing 9.1%. The worst performer was tobacco, returning 0.5%.

High-yield bonds posted positive results across all credit quality tiers for the six months as investors gravitated toward riskier asset classes. Lower-quality bonds (those rated “CCC” and below) performed best at 5.0%. Bonds rated “B” and “BB” returned 2.9% and 3.9%, respectively. New high-yield debt issuance totaled just over $239 billion for the six months, down slightly from the nearly $264 billion for the same period in 2020. The U.S. issuer-weighted speculative grade corporate default rate declined to 2.5% on September 30, 2021, from 8.8% (revised from 8.5%) a year earlier, according to Moody’s Investors Service.

Fund posted a solid gain but trailed its benchmark

For the six-month period, the Fund advanced but trailed its benchmark. An overweight position in health care solutions company MPH Acquisition Holdings was the largest detractor from the Fund’s relative performance. Not owning energy providers Ovintiv and Apache also hampered returns as both benefited from higher oil prices.

On the positive side, the Fund was helped by an underweight position in pharmaceutical company Bausch Health Americas, as well as overweight positions in oil & gas producer Moss Creek Resources Holdings and Goodyear Tire & Rubber.

22	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2021

High-Yield Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	3/31/06	3.31%	9.54%	5.43%		6.60%		0.36%	0.36%
Advisor Class	12/4/15	3.25	9.43	5.30		6.53	†	0.45	0.45
Premier Class	9/30/09	3.23	9.37	5.29		6.46		0.51	0.51
Retirement Class	3/31/06	3.18	9.27	5.17		6.34		0.61	0.61
Retail Class	3/31/06	3.16	9.21	5.14		6.30		0.65	0.65
Class W	9/28/18	3.48	9.91	5.64	†	6.71	†	0.36	0.00
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index	—	3.53	9.70	6.16		7.08		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2021
1–3 years	4.1
3–5 years	26.8
5–10 years	66.7
Over 10 years	2.4
Total	100.0

Holdings by credit quality
% of fixed-income investments (excluding short-term investments) as of 9/30/2021
Baa/BBB	0.3
Ba/BB	47.8
B/B	49.6
Below B/B	2.3
Total	100.0

Credit quality ratings are based on the ICE BofA Index composite ratings methodology, which is a simple average of ratings from Moody’s, Standard & Poor’s and Fitch. If only two of the designated agencies rate a bond, the composite rating is based on an average of the two. Likewise, if only one of the designated agencies rates a bond, the composite rating is based on that one rating.

Fund profile
as of 9/30/2021
Net assets	$3.67 billion
Portfolio turnover rate*	38%
Number of issues	397
Option-adjusted duration‡	3.69 years
Average maturity§	6.13 years

*	The portfolio turnover rate covers the six-month period from April 1, 2021–September 30, 2021, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	23

Inflation-Linked Bond Fund

Expense example

Six months ended September 30, 2021

Inflation-Linked Bond Fund	Beginning account value (4/1/21)	Ending account value (9/30/21)	Expenses paid during period* (4/1/21– 9/30/21)
Actual return
Institutional Class	$1,000.00	$1,038.58	$1.18
Advisor Class	1,000.00	1,038.15	1.63
Premier Class	1,000.00	1,037.87	1.94
Retirement Class	1,000.00	1,036.97	2.45
Retail Class	1,000.00	1,037.13	2.81
Class W	1,000.00	1,039.77	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.92	1.17
Advisor Class	1,000.00	1,023.46	1.62
Premier Class	1,000.00	1,023.16	1.93
Retirement Class	1,000.00	1,022.66	2.43
Retail Class	1,000.00	1,022.31	2.79
Class W	1,000.00	1,025.07	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.23% for the Institutional Class, 0.32% for the Advisor Class, 0.38% for the Premier Class, 0.48% for the Retirement Class, 0.55% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
Sector	% of net assets as of 9/30/2021
U.S. Treasury securities	96.4
Mortgage-backed securities	2.5
U.S. agency securities	0.4
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Performance for the six months ended September 30, 2021

The Inflation-Linked Bond Fund returned 3.86% for the Institutional Class, compared with the 4.02% return of its benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. For the one-year period ended September 30, 2021, the Fund returned 5.33%, versus 5.75% for the index. The performance table shows returns for all share classes of the Fund.

Economic growth continued amid lower unemployment and elevated inflation

The U.S. economy expanded during the period, overcoming concerns about the continued impact of COVID-19 and the delta variant. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 6.7% during the second quarter of 2021, according to the government’s “third” estimate. The unemployment rate declined to 4.8% in September—its lowest level in 18 months. Core inflation, which measures all items except food and energy, rose 4.0% over the twelve months ended September 2021. Crude oil prices climbed from $61 to $75 per barrel during the six-month period.

The Federal Reserve maintained historically low interest rates during the period, keeping the federal funds target rate unchanged at 0.00%–0.25%. The Fed also continued to provide monetary stimulus by purchasing U.S. Treasury securities and other bonds. In September, policymakers indicated that a more moderate pace of bond-buying might be warranted if the economy continued to improve.

All major segments of the fixed-income market posted gains for the period. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. U.S. Treasury inflation-protected securities (TIPS) performed best, followed by high-yield bonds. Municipal and shorter-term bonds posted the smallest gains.

Inflation-protected bonds, as measured by the TIPS 1–10 Year index, posted strong results for the period and outperformed the Bloomberg U.S. Aggregate Bond Index. While the economy continued to grow during the period, labor markets tightened considerably, energy prices spiked and supply chain disruptions increased. Combined with strong consumer demand, these factors caused a rise in inflation, which was beneficial for inflation-protected Treasuries.

Fund posted a solid advance but trailed its benchmark

The Fund advanced for the six-month period, but its return trailed that of its benchmark. The Fund’s substantial position in the U.S. Treasuries sector, which accounted for 96.2% of its overall holdings as of September 30, 2021, detracted from its relative performance versus the benchmark. Treasuries underperformed in part due to rising yields on shorter- and intermediate-maturity bonds, as well as a yield disadvantage compared with other fixed-income sectors. On the positive side, the Fund’s out-of-benchmark position in the mortgage-backed securities sector helped its performance relative to the benchmark.

During the period, the Fund’s portfolio managers aligned the Fund’s duration—a measure of the Fund’s sensitivity to interest-rate changes—close to that of the TIPS 1–10 Year index. This investment strategy helped the Fund’s risk and reward characteristics to remain in line with those of its benchmark.

24	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2021

Inflation-Linked Bond Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	3.86%	5.33%	3.56%		2.45%		0.25%	0.25%
Advisor Class	12/4/15	3.81	5.24	3.47		2.40	†	0.34	0.34
Premier Class	9/30/09	3.79	5.18	3.41		2.29		0.40	0.40
Retirement Class	3/31/06	3.70	5.02	3.30		2.19		0.50	0.50
Retail Class	10/1/02	3.71	4.98	3.21		2.12		0.56	0.56
Class W	9/28/18	3.98	5.57	3.71	†	2.52	†	0.25	0.00
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index	—	4.02	5.75	3.84		2.58		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 9/30/2021
Less than 1 year	2.4
1–3 years	23.9
3–5 years	30.1
5–10 years	38.8
Over 10 years	4.8
Total	100.0

Holdings by credit quality
% of fixed-income investments (excluding short-term investments) as of 9/30/2021
U.S. Treasury & U.S. agency securities*	97.0
Aaa/AAA	2.6
Non-rated	0.4
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile
as of 9/30/2021
Net assets	$3.74 billion
Portfolio turnover rate*	9%
Number of issues	49
Option-adjusted duration‡	4.76 years
Average maturity§	4.90 years

*	The portfolio turnover rate covers the six-month period from April 1, 2021–September 30, 2021, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	25

Short Duration Impact Bond Fund

Expense example

Six months ended September 30, 2021

Short Duration Impact Bond Fund	Beginning account value (4/1/21)	Ending account value (9/30/21)	Expenses paid during period* (4/1/21– 9/30/21)
Actual return
Institutional Class	$1,000.00	$1,006.51	$1.76
Advisor Class	1,000.00	1,006.41	1.86
Premier Class	1,000.00	1,005.73	2.51
Retirement Class	1,000.00	1,005.36	2.92
Retail Class	1,000.00	1,005.22	3.02
5% annual hypothetical return
Institutional Class	1,000.00	1,023.31	1.78
Advisor Class	1,000.00	1,023.21	1.88
Premier Class	1,000.00	1,022.56	2.54
Retirement Class	1,000.00	1,022.16	2.94
Retail Class	1,000.00	1,022.06	3.04

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.35% for the Institutional Class, 0.37% for the Advisor Class, 0.50% for the Premier Class, 0.58% for the Retirement Class and 0.60% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
Sector	% of net assets as of 9/30/2021
Foreign government & corporate bonds denominated in U.S. dollars	23.9
Corporate bonds	22.9
Asset-backed securities	16.6
U.S. Treasury securities	12.5
Municipal bonds	7.3
U.S. agency securities	5.9
Commercial mortgage-backed securities	3.1
Bank loan obligations	2.7
Mortgage-backed securities	0.3
Short-term investments, other assets & liabilities, net	4.8
Total	100.0

Performance for the six months ended September 30, 2021

The Short Duration Impact Bond Fund returned 0.65% for the Institutional Class, compared with the 0.13% return of its benchmark, the Bloomberg U.S. 1–3 Year Government/Credit Bond Index. For the one-year period ended September 30, 2021, the Fund returned 1.68%, versus 0.30% for the index. The performance table shows returns for all share classes of the Fund.

Economic growth continued amid lower unemployment and elevated inflation

The U.S. economy expanded during the period, overcoming concerns about the continued impact of COVID-19 and the delta variant. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 6.7% during the second quarter of 2021, according to the government’s “third” estimate. The unemployment rate declined to 4.8% in September—its lowest level in 18 months. Core inflation, which measures all items except food and energy, rose 4.0% over the twelve months ended September 2021. Crude oil prices climbed from $61 to $75 per barrel during the six-month period.

The Federal Reserve maintained historically low interest rates during the period, keeping the federal funds target rate unchanged at 0.00%–0.25%. The Fed also continued to provide monetary stimulus by purchasing U.S. Treasury securities and other bonds. In September, policymakers indicated that a more moderate pace of bond-buying might be warranted if the economy continued to improve.

All major segments of the fixed-income market posted gains for the period. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. U.S. Treasury inflation-protected securities (TIPS) performed best, followed by high-yield bonds. Municipal and shorter-term bonds posted the smallest gains.

Corporate bonds drove the benchmark’s performance

All of the sectors in the Bloomberg U.S. 1–3 Year Government/Credit Bond Index posted positive returns for the six months. Corporate bonds—the second-largest sector with a weighting of 22.6%—was the index’s best-performing component with a return of 0.4%. Government credit securities and government agency bonds surpassed the benchmark’s return, both with gains of 0.2%. Short-term Treasuries, by far the benchmark’s largest sector with a weighting of 66.9%, underperformed with a meager gain just above 0.0%.

Fund outperformed its benchmark

The Fund outperformed its benchmark for the period, primarily due to favorable positioning in several sectors. Of particular note, the Fund’s overweight position in the corporate bond sector made the largest contribution to its relative return. Out-of-benchmark allocations to the asset-backed securities, municipal bonds, commercial mortgage-backed securities, and mortgage-backed securities sectors were the next-largest contributors. An overweight position in government credit securities and an underweight in U.S. Treasuries were also beneficial.

By contrast, an allocation to government agency bonds and a small position in cash detracted from the Fund’s relative return.

26	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2021

Short Duration Impact Bond Fund		Total return		Average annual total return	Annual operating expenses*
	Inception date	6 months	1 year	since inception	gross	net
Institutional Class	11/16/18	0.65%	1.68%	3.68%	1.06%	0.35%
Advisor Class	11/16/18	0.64	1.67	3.66	1.16	0.45
Premier Class	11/16/18	0.57	1.52	3.53	1.21	0.50
Retirement Class	11/16/18	0.54	1.44	3.43	1.31	0.60
Retail Class	11/16/18	0.52	1.43	3.39	1.40	0.69
Bloomberg U.S. 1–3 Year Government/Credit Bond Index	—	0.13	0.30	2.89 ‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
‡	Performance is calculated from the inception date of the Institutional Class.
Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2021
Less than 1 year	16.3
1–3 years	50.3
3–5 years	21.1
5–10 years	11.3
Over 10 years	1.0
Total	100.0

Holdings by credit quality
% of fixed-income investments (excluding short-term investments) as of 9/30/2021
U.S. Treasury & U.S. agency securities*	18.5
Aaa/AAA	15.0
Aa/AA	11.0
A/A	18.8
Baa/BBB	13.0
Ba/BB	6.1
B/B	2.3
Non-rated	15.3
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile
as of 9/30/2021
Net assets	$36.45 million
Portfolio turnover rate*	38%
Number of issues	108
Option-adjusted duration‡	1.96 years
Average maturity§	2.69 years

*	The portfolio turnover rate covers the six-month period from April 1, 2021–September 30, 2021, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	27

Short-Term Bond Fund

Expense example

Six months ended September 30, 2021

Short-Term Bond Fund	Beginning account value (4/1/21)	Ending account value (9/30/21)	Expenses paid during period* (4/1/21– 9/30/21)
Actual return
Institutional Class	$1,000.00	$1,005.91	$1.31
Advisor Class	1,000.00	1,006.41	1.76
Premier Class	1,000.00	1,005.15	2.06
Retirement Class	1,000.00	1,005.62	2.56
Retail Class	1,000.00	1,005.32	2.87
Class W	1,000.00	1,008.19	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.76	1.32
Advisor Class	1,000.00	1,023.31	1.78
Premier Class	1,000.00	1,023.01	2.08
Retirement Class	1,000.00	1,022.51	2.59
Retail Class	1,000.00	1,022.21	2.89
Class W	1,000.00	1,025.07	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.26% for the Institutional Class, 0.35% for the Advisor Class, 0.41% for the Premier Class, 0.51% for the Retirement Class, 0.57% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 9/30/2021
Foreign government & corporate bonds denominated in U.S. dollars	23.3
Corporate bonds	22.4
U.S. Treasury securities	16.6
Commercial mortgage-backed securities	13.6
Asset-backed securities	12.8
Bank loan obligations	2.3
Mortgage-backed securities	2.1
Municipal bonds	2.1
U.S. agency securities	1.1
Short-term investments, other assets & liabilities, net	3.7
Total	100.0

Performance for the six months ended September 30, 2021

The Short-Term Bond Fund returned 0.59% for the Institutional Class, compared with the 0.13% return of its benchmark, the Bloomberg U.S. 1–3 Year Government/Credit Bond Index. For the one-year period ended September 30, 2021, the Fund returned 1.21%, versus 0.30% for the index. The performance table shows returns for all share classes of the Fund.

Economic growth continued amid lower unemployment and elevated inflation

The U.S. economy expanded during the period, overcoming concerns about the continued impact of COVID-19 and the delta variant. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 6.7% during the second quarter of 2021, according to the government’s “third” estimate. The unemployment rate declined to 4.8% in September—its lowest level in 18 months. Core inflation, which measures all items except food and energy, rose 4.0% over the twelve months ended September 2021. Crude oil prices climbed from $61 to $75 per barrel during the six-month period.

The Federal Reserve maintained historically low interest rates during the period, keeping the federal funds target rate unchanged at 0.00%–0.25%. The Fed also continued to provide monetary stimulus by purchasing U.S. Treasury securities and other bonds. In September, policymakers indicated that a more moderate pace of bond-buying might be warranted if the economy continued to improve.

All major segments of the fixed-income market posted gains for the period. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. U.S. Treasury inflation-protected securities (TIPS) performed best, followed by high-yield bonds. Municipal and shorter-term bonds posted the smallest gains.

Corporate bonds drove the benchmark’s performance

All of the sectors in the Bloomberg U.S. 1–3 Year Government/Credit Bond Index posted positive returns for the six months. Corporate bonds—the second-largest sector with a weighting of 22.6%—was the index’s best-performing component with a return of 0.4%. Government credit securities and government agency bonds surpassed the benchmark’s return, both with gains of 0.2%. Short-term Treasuries, by far the benchmark’s largest sector with a weighting of 66.9%, underperformed with a meager gain just above 0.0%.

Fund outperformed its benchmark

The Fund outperformed its benchmark for the period, primarily due to favorable positioning in several sectors. Of particular note, the Fund’s out-of-benchmark position in the asset-backed securities sector contributed most to its relative return. Fund holdings of Treasury inflation-protected securities (TIPS) made the second-largest contribution, followed by an overweight position in the corporate sector. Out-of-benchmark allocations to the commercial mortgage-backed securities and mortgage-backed securities sectors were also beneficial.

By contrast, a small position in cash detracted from the Fund’s relative return.

28	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2021

Short-Term Bond Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	3/31/06	0.59%	1.21%	2.25%		2.01%		0.26%	0.26%
Advisor Class	12/4/15	0.64	1.21	2.20		1.97	†	0.35	0.35
Premier Class	9/30/09	0.51	1.05	2.10		1.87		0.41	0.41
Retirement Class	3/31/06	0.56	1.05	2.02		1.77		0.51	0.51
Retail Class	3/31/06	0.53	0.90	1.96		1.70		0.56	0.56
Class W	9/28/18	0.82	1.47	2.41	†	2.09	†	0.26	0.00
Bloomberg U.S. 1–3 Year Government/Credit Bond Index	—	0.13	0.30	1.89		1.47		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2021
Less than 1 year	14.9
1–3 years	57.9
3–5 years	19.3
5–10 years	7.2
Over 10 years	0.7
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 9/30/2021
U.S. Treasury & U.S. agency securities*	19.4
Aaa/AAA	11.9
Aa/AA	15.8
A/A	21.4
Baa/BBB	21.8
Ba/BB	5.1
B/B	0.8
Below B/B	0.1
Non-rated	3.7
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2021
Net assets	$2.07 billion
Portfolio turnover rate*	69%
Number of issues	476
Option-adjusted duration‡	1.90 years
Average maturity§	2.23 years

*	The portfolio turnover rate covers the six-month period from April 1, 2021–September 30, 2021, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	29

Short-Term Bond Index Fund

Expense example

Six months ended September 30, 2021

Short-Term Bond Index Fund	Beginning account value (4/1/21)	Ending account value (9/30/21)	Expenses paid during period* (4/1/21– 9/30/21)
Actual return
Institutional Class	$1,000.00	$1,000.97	$0.50
Advisor Class	1,000.00	1,000.34	1.10
Premier Class	1,000.00	1,000.15	1.30
Retirement Class	1,000.00	999.72	1.70
Retail Class	1,000.00	999.10	2.36
Class W	1,000.00	1,001.44	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.57	0.51
Advisor Class	1,000.00	1,023.97	1.12
Premier Class	1,000.00	1,023.76	1.32
Retirement Class	1,000.00	1,023.36	1.72
Retail Class	1,000.00	1,022.71	2.38
Class W	1,000.00	1,025.07	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.10% for the Institutional Class, 0.22% for the Advisor Class, 0.26% for the Premier Class, 0.34% for the Retirement Class, 0.47% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 9/30/2021
U.S. Treasury securities	67.7
Corporate bonds	17.6
Foreign government & corporate bonds denominated in U.S. dollars	11.5
U.S. agency securities	2.9
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

Performance for the six months ended September 30, 2021

The Short-Term Bond Index Fund returned 0.10% for the Institutional Class, compared with the 0.13% return of its benchmark, the Bloomberg U.S. 1–3 Year Government/Credit Bond Index. For the one-year period ended September 30, 2021, the Fund returned 0.24%, versus 0.30% for the index. The performance table shows returns for all share classes of the Fund.

Economic growth continued amid lower unemployment and elevated inflation

The U.S. economy expanded during the period, overcoming concerns about the continued impact of COVID-19 and the delta variant. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 6.7% during the second quarter of 2021, according to the government’s “third” estimate. The unemployment rate declined to 4.8% in September—its lowest level in 18 months. Core inflation, which measures all items except food and energy, rose 4.0% over the twelve months ended September 2021. Crude oil prices climbed from $61 to $75 per barrel during the six-month period.

The Federal Reserve maintained historically low interest rates during the period, keeping the federal funds target rate unchanged at 0.00%–0.25%. The Fed also continued to provide monetary stimulus by purchasing U.S. Treasury securities and other bonds. In September, policymakers indicated that a more moderate pace of bond-buying might be warranted if the economy continued to improve.

All major segments of the fixed-income market posted gains for the period. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. U.S. Treasury inflation-protected securities (TIPS) performed best, followed by high-yield bonds. Municipal and shorter-term bonds posted the smallest gains.

Corporate bonds drove the benchmark’s performance

All of the sectors in the Bloomberg U.S. 1–3 Year Government/Credit Bond Index posted positive returns for the six months. Corporate bonds—the second-largest sector with a weighting of 22.6%—was the index’s best-performing component with a return of 0.4%. Government credit securities and government agency bonds surpassed the benchmark’s return, both with gains of 0.2%. Short-term Treasuries, by far the benchmark’s largest sector with a weighting of 66.9%, underperformed with a meager gain just above 0.0%.

Fund advanced but slightly trailed its benchmark

For the six months, the Fund underperformed its benchmark. The Fund’s return includes a deduction for expenses, while the benchmark’s does not.

The Fund seeks to maintain the overall characteristics of its benchmark. The Fund’s managers invest in the same sectors that are included in the benchmark and closely match the benchmark’s weightings and maturities. At times, the Fund may also invest in securities not held in the index, but which have investment characteristics that are similar to securities held in the index. During the period, this portfolio had sector returns that were similar to its benchmark, enabling it to resemble the index’s performance.

Throughout the period, the Fund’s managers kept the Fund’s duration—a measure of its sensitivity to interest rate changes—close to that of its benchmark. This strategy helped the Fund’s risk and reward characteristics to more closely resemble those of its benchmark.

30	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2021

Short-Term Bond Index Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		since inception		gross	net
Institutional Class	8/7/15	0.10%	0.24%	1.75%		1.66%		0.10%	0.10%
Advisor Class	12/4/15	0.03	0.12	1.64		1.55	†	0.23	0.23
Premier Class	8/7/15	0.02	–0.01	1.58		1.49		0.25	0.25
Retirement Class	8/7/15	–0.03	–0.01	1.52		1.41		0.35	0.35
Retail Class	8/7/15	–0.09	–0.11	1.40		1.31		0.43	0.43
Class W	9/28/18	0.14	0.35	1.82	†	1.71	†	0.10	0.00
Bloomberg U.S. 1–3 Year Government/Credit Bond Index	—	0.13	0.30	1.89		1.81	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2021
Less than 1 year	3.2
1–3 years	95.7
3–5 years	1.1
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2021
U.S. Treasury & U.S. agency securities*	69.9
Aaa/AAA	4.1
Aa/AA	3.4
A/A	12.8
Baa/BBB	9.8
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2021
Net assets	$1.26 billion
Portfolio turnover rate*	23%
Number of issues	679
Option-adjusted duration‡	1.94 years
Average maturity§	1.99 years

*	The portfolio turnover rate covers the six-month period from April 1, 2021–September 30, 2021, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	31

Money Market Fund

Expense example

Six months ended September 30, 2021

Money Market Fund	Beginning account value (4/1/21)	Ending account value (9/30/21)	Expenses paid during period* (4/1/21– 9/30/21)
Actual return
Institutional Class	$1,000.00	$1,000.00	$0.25
Advisor Class	1,000.00	1,000.00	0.25
Premier Class	1,000.00	1,000.00	0.25
Retirement Class	1,000.00	1,000.00	0.25
Retail Class	1,000.00	1,000.00	0.25
5% annual hypothetical return
Institutional Class	1,000.00	1,024.82	0.25
Advisor Class	1,000.00	1,024.82	0.25
Premier Class	1,000.00	1,024.82	0.25
Retirement Class	1,000.00	1,024.82	0.25
Retail Class	1,000.00	1,024.82	0.25

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.05% for the Institutional Class, 0.05% for the Advisor Class, 0.05% for the Premier Class, 0.05% for the Retirement Class and 0.05% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 9/30/2021
U.S. government agency securities*	48.2
U.S. Treasury securities*	28.9
Floating-rate securities, government*	22.9
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Performance for the six months ended September 30, 2021

The Money Market Fund returned 0.00% for the Institutional Class, compared with the 0.01% return of the iMoneyNet Money Fund Averages™—All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. For the one-year period ended September 30, 2021, the Fund returned 0.01%, versus 0.01% for the iMoneyNet average. The performance table shows returns for all share classes of the Fund.

Economic growth continued amid lower unemployment and elevated inflation

The U.S. economy expanded during the period, overcoming concerns about the continued impact of COVID-19 and the delta variant. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 6.7% during the second quarter of 2021, according to the government’s “third” estimate. The unemployment rate declined to 4.8% in September—its lowest level in 18 months. Core inflation, which measures all items except food and energy, rose 4.0% over the twelve months ended September 2021. Crude oil prices climbed from $61 to $75 per barrel during the six-month period.

The Federal Reserve maintained historically low interest rates during the period, keeping the federal funds target rate unchanged at 0.00%–0.25%. The Fed also continued to provide monetary stimulus by purchasing U.S. Treasury securities and other bonds. In September, policymakers indicated that a more moderate pace of bond-buying might be warranted if the economy continued to improve.

The Fed’s actions kept yields on the short-term government securities in which the Fund invests at near-zero levels. The “secured overnight financing rate” (SOFR)—a key indicator of short-term government money market rates—increased slightly from 0.01% on April 1, 2020, to 0.05% on September 30, 2021.

Historically low short-term rates may continue into 2022

While the economy continued to grow during the period, labor markets tightened considerably, energy prices spiked and supply chain disruptions increased. Combined with strong consumer demand, these factors caused a rise in inflation in the latter months of the period. Short-term bond yields increased during the period, which was a positive sign for money market investments, but the Fed has not signaled when it may raise the federal funds target rate.

Fund trailed the iMoneyNet average

For the period, the return of the Money Market Fund slightly trailed that of the iMoneyNet government fund average. In pursuit of additional yield, management continued its strategy of holding higher-yielding floating-rate government agency paper, which was beneficial. As of September 28, 2021, the Fund’s weighted average maturity was 37 days, versus 33 days for the iMoneyNet government fund average. iMoneyNet releases their data on a weekly basis, and September 28 was the last date of release for the month.

32	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2021

Money Market Fund		Total return		Average annual total return			Annual operating expenses*
	Inception date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	7/1/99	0.00%	0.01%	1.02%	0.54%		0.12%	0.12%
Advisor Class	12/4/15	0.00	0.00	1.03	0.53	†	0.22	0.22
Premier Class	9/30/09	0.00	0.00	0.90	0.46		0.27	0.27
Retirement Class	3/31/06	0.00	0.00	0.87	0.44		0.37	0.37
Retail Class	3/31/06	0.00	0.00	0.77	0.38		0.47	0.47
iMoneyNet Money Fund Averages™—All Government§	—	0.01	0.01	0.80	0.41		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, the 7-day current and effective annualized yields and total returns would have been lower.

You could lose money by investing in this Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund’s sponsor has no legal obligation to provide support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. For a detailed discussion of risk, please see the prospectus. The current yield more closely reflects current earnings than does the total return.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
§	The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed floating-rate notes. You cannot invest directly in it.

Net annualized yield

(for the 7 days ended September 28, 2021)‡

	Current yield	Effective yield
Money Market Fund
Institutional Class	0.00%	0.00%
Advisor Class	0.00	0.00
Premier Class	0.00	0.00
Retirement Class	0.00	0.00
Retail Class	0.00	0.00
iMoneyNet Money Fund Averages™—All Government§	0.01	0.01

The current yield more closely reflects current earnings than does the total return.

‡	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Fund profile

as of 9/30/2021
Net assets	$1.43 billion
Number of issues	132

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	33

Summary portfolio of investments (unaudited)

Bond Index Fund  ■  September 30, 2021

% of net
Principal	Issuer	Value	assets
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	$20,428,094	0.1%
BANKS
Bank of America Corp
$142,690,000	0.810%–6.110%, 07/21/23–07/21/52	149,625,282	0.7
Other	744,600,606	3.5
894,225,888	4.2
CAPITAL GOODS	313,142,218	1.5
COMMERCIAL & PROFESSIONAL SERVICES	37,149,706	0.2
CONSUMER DURABLES & APPAREL	25,423,949	0.1
CONSUMER SERVICES	118,549,176	0.6
DIVERSIFIED FINANCIALS
Morgan Stanley
90,167,000	0.529%–7.250%, 11/01/22–01/25/52	95,015,939	0.4
Other	452,662,397	2.1
547,678,336	2.5
ENERGY	415,186,037	1.9
FOOD & STAPLES RETAILING	31,093,607	0.1
FOOD, BEVERAGE & TOBACCO	217,432,351	1.0
HEALTH CARE EQUIPMENT & SERVICES	293,918,346	1.4
HOUSEHOLD & PERSONAL PRODUCTS	27,748,187	0.1
INSURANCE	173,674,190	0.8
MATERIALS	151,387,414	0.7
MEDIA & ENTERTAINMENT	272,892,095	1.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	294,406,549	1.4
REAL ESTATE	224,393,879	1.1
RETAILING	167,911,315	0.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	126,759,409	0.6
SOFTWARE & SERVICES	229,324,974	1.1
TECHNOLOGY HARDWARE & EQUIPMENT	161,854,335	0.8
TELECOMMUNICATION SERVICES	267,693,876	1.3
TRANSPORTATION	126,807,857	0.6
UTILITIES	492,705,135	2.3
TOTAL CORPORATE BONDS (Cost $5,295,406,834)	5,631,786,923	26.5
GOVERNMENT BONDS
AGENCY SECURITIES	269,791,029	1.3
FOREIGN GOVERNMENT BONDS	730,844,761	3.4
MORTGAGE BACKED
Federal Home Loan Mortgage Corp Gold (FGLMC)
458,581,726	2.500%–8.000%, 12/01/21–05/01/49	491,257,998	2.3
Federal National Mortgage Association (FNMA)
92,284,449	2.000%, 03/01/36	95,119,459	0.5
			% of net
Principal	Issuer	Value	assets
MORTGAGE BACKED—continued
$216,183,918	2.500%, 10/01/50	$223,092,808	1.1%
121,035,028	2.000%, 11/01/50	121,451,647	0.6
128,131,926	2.000%, 12/01/50	128,572,975	0.6
96,596,663	2.000%, 01/01/51	96,929,162	0.5
130,473,908	2.500%, 02/01/51	134,643,644	0.6
129,782,175	2.000%, 03/01/51	130,228,904	0.6
155,113,357	2.000%, 04/01/51	155,647,279	0.7
97,691,027	2.000%, 05/01/51	98,027,293	0.5
93,304,761	2.000%, 06/01/51	93,625,929	0.4
114,054,331	2.000%, 08/01/51	114,446,922	0.5
139,420,854	2.500%, 08/01/51	143,876,520	0.7
2,225,269,418	1.000%–8.000%, 11/01/21–07/01/55	2,318,281,537	10.9
	Government National Mortgage Association (GNMA)
96,235,903	2.500%, 07/20/51	99,336,843	0.5
171,000,000	2.000%, 10/20/51	174,019,219	0.8
956,506,575	1.500%–8.500%, 01/20/24–09/20/51	1,004,179,686	4.7
	Other	113,697,069	0.5
		5,736,434,894	27.0
MUNICIPAL BONDS		175,557,030	0.8
U.S. TREASURY SECURITIES
	United States Treasury Bond
179,483,000	3.500%, 02/15/39	223,764,822	1.0
82,500,000	3.000%, 02/15/49	98,619,726	0.5
656,135,000	2.250%–5.000%, 02/15/36–11/15/49	799,884,829	3.8
	United States Treasury Note
80,000,000	2.500%, 03/31/23	82,765,625	0.4
85,000,000	0.125%, 04/30/23	84,887,110	0.4
80,000,000	2.750%, 05/31/23	83,359,375	0.4
91,500,000	2.625%, 06/30/23	95,310,117	0.5
116,000,000	2.750%, 08/31/23	121,487,344	0.6
129,300,000	2.500%, 01/31/24	135,704,391	0.6
325,000,000	2.125%, 03/31/24	338,825,194	1.6
174,000,000	2.250%, 04/30/24	182,135,859	0.9
111,500,000	2.000%, 05/31/24	116,081,953	0.5
152,000,000	1.750%, 06/30/24	157,355,626	0.7
212,000,000	1.750%, 07/31/24	219,610,469	1.0
81,000,000	1.500%, 09/30/24	83,369,883	0.4
90,500,000	1.500%, 10/31/24	93,158,437	0.4
75,000,000	1.750%, 12/31/24	77,815,429	0.4
134,000,000	0.250%, 06/30/25	131,613,125	0.6
110,000,000	0.250%, 07/31/25	107,894,532	0.5
97,000,000	0.250%, 10/31/25	94,775,820	0.4
275,000,000	0.375%, 11/30/25	269,747,071	1.3
126,000,000	0.375%, 01/31/26	123,292,968	0.6
137,000,000	0.500%, 02/28/26	134,688,125	0.6
90,000,000	0.750%, 03/31/26	89,363,672	0.4
120,000,000	0.750%, 04/30/26	119,076,563	0.6
165,000,000	0.750%, 05/31/26	163,614,257	0.8
135,000,000	0.875%, 06/30/26	134,525,391	0.6
85,000,000	0.625%, 07/31/26	83,638,672	0.4
130,000,000	0.750%, 08/31/26	128,608,594	0.6
89,500,000	1.750%, 12/31/26	92,803,808	0.4
85,000,000	3.125%, 11/15/28	95,498,828	0.5
92,000,000	2.375%, 05/15/29	98,756,250	0.5
117,000,000	1.500%, 02/15/30	117,744,961	0.6
131,000,000	1.625%, 05/15/31	132,535,156	0.6
127,500,000	1.375%, 11/15/40	114,530,859	0.5
90,000,000	2.250%, 05/15/41	93,585,937	0.4
2,694,184,100	0.125%–8.000%, 11/15/21–08/15/51	2,705,238,350	12.8
		8,025,669,128	37.8
	TOTAL GOVERNMENT BONDS (Cost $14,626,158,298)	14,938,296,842	70.3

34	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Bond Index Fund ■ September 30, 2021

				% of net
Principal		Issuer	Value	assets
STRUCTURED ASSETS
ASSET BACKED			$145,645,959	0.7%
OTHER MORTGAGE BACKED			436,613,907	2.0
		TOTAL STRUCTURED ASSETS (Cost $567,923,866)	582,259,866	2.7
		TOTAL BONDS (Cost $20,489,488,998)	21,152,343,631	99.5
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Tennessee Valley Authority (TVA)
$80,175,000		0.000%, 10/06/21	80,174,777	0.4
		Other	200,101,558	0.9
			280,276,335	1.3
REPURCHASE AGREEMENT			66,160,000	0.3

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
71,866,360	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.030%	71,866,360	0.4
			71,866,360	0.4
		TOTAL SHORT-TERM INVESTMENTS (Cost $418,303,518)	418,302,695	2.0
		TOTAL PORTFOLIO (Cost $20,907,792,516)	21,570,646,326	101.5
		OTHER ASSETS & LIABILITIES, NET	(319,275,354)	(1.5)
		NET ASSETS	$21,251,370,972	100.0%

c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 9/30/21, the aggregate value of securities on loan is $71,973,574. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

At 9/30/21, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $116,899,865 or 0.6% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	35

Summary portfolio of investments (unaudited)

Core Bond Fund  ■  September 30, 2021

			% of net
Principal	Issuer	Value	assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS		$1,745,213	0.0%
CAPITAL GOODS		8,746,688	0.1
COMMERCIAL & PROFESSIONAL SERVICES		22,173,070	0.2
CONSUMER DURABLES & APPAREL		3,540,062	0.0
CONSUMER SERVICES		20,387,125	0.2
DIVERSIFIED FINANCIALS		1,959,624	0.0
ENERGY		4,351,743	0.0
FOOD, BEVERAGE & TOBACCO		10,981,395	0.1
HEALTH CARE EQUIPMENT & SERVICES		22,331,380	0.2
HOUSEHOLD & PERSONAL PRODUCTS		3,643,547	0.0
INSURANCE		9,921,506	0.1
MATERIALS		9,094,657	0.1
MEDIA & ENTERTAINMENT		24,068,735	0.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		16,120,332	0.2
REAL ESTATE		1,680,148	0.0
RETAILING		2,965,181	0.0
SOFTWARE & SERVICES		12,690,314	0.1
TECHNOLOGY HARDWARE & EQUIPMENT		4,596,741	0.1
TELECOMMUNICATION SERVICES		4,433,891	0.1
TRANSPORTATION		6,698,402	0.1
UTILITIES		12,499,612	0.1
	TOTAL BANK LOAN OBLIGATIONS (Cost $205,334,616)	204,629,366	1.9
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS		46,263,052	0.4
BANKS
	Bank of America Corp
$56,165,000	1.922%, 10/24/31	54,029,062	0.5
147,382,000	1.197%–6.300%, 01/22/25–N/A‡	154,741,262	1.5
	Citigroup, Inc
39,295,000	2.666%, 01/29/31	40,243,478	0.4
	JPMorgan Chase & Co
40,560,000	1.953%, 02/04/32	39,129,099	0.4
125,585,000	2.301%–6.100%, 10/15/25–N/A‡	133,858,718	1.2
	Other	611,045,122	5.7
		1,033,046,741	9.7
CAPITAL GOODS		169,128,979	1.6
COMMERCIAL & PROFESSIONAL SERVICES		37,787,307	0.4
CONSUMER DURABLES & APPAREL		18,476,958	0.2
CONSUMER SERVICES		61,402,108	0.6
				% of net
Principal		Issuer	Value	assets
DIVERSIFIED FINANCIALS
		GE Capital International Funding Co
$43,220,000		4.418%, 11/15/35	$51,866,259	0.5%
		Other	455,036,120	4.3
			506,902,379	4.8
ENERGY			485,898,918	4.6
FOOD & STAPLES RETAILING			12,162,450	0.1
FOOD, BEVERAGE & TOBACCO			160,724,880	1.5
HEALTH CARE EQUIPMENT & SERVICES			181,687,860	1.7
HOUSEHOLD & PERSONAL PRODUCTS			2,277,563	0.0
INSURANCE			142,767,974	1.4
MATERIALS			184,333,826	1.7
MEDIA & ENTERTAINMENT			272,297,002	2.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			151,636,260	1.4
REAL ESTATE			232,032,567	2.2
RETAILING			80,844,403	0.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			59,137,037	0.6
SOFTWARE & SERVICES			89,563,634	0.8
TECHNOLOGY HARDWARE & EQUIPMENT			73,236,691	0.7
TELECOMMUNICATION SERVICES
		AT&T, Inc
95,399,000		2.250%–4.500%, 02/15/30–09/15/59	96,226,471	1.0
		Other	232,768,887	2.1
			328,995,358	3.1
TRANSPORTATION			57,894,766	0.5
UTILITIES			407,738,130	3.8
		TOTAL CORPORATE BONDS (Cost $4,685,244,786)	4,796,236,843	45.2
GOVERNMENT BONDS
AGENCY SECURITIES			73,719,187	0.7
FOREIGN GOVERNMENT BONDS			300,330,128	2.8
MORTGAGE BACKED
		Federal National Mortgage Association (FNMA)
99,000,000	h	2.500%, 10/25/32	103,134,023	1.0
136,100,000		2.000%, 10/25/35	140,167,050	1.3
57,590,000		3.000%, 10/25/50	60,260,286	0.6
216,570,000		2.000%, 10/25/51	217,153,725	2.1
125,826,000		2.500%, 10/25/51	129,733,487	1.2
219,920,000	h	2.000%, 11/25/51	220,117,585	2.1
306,510,000	h	2.500%, 11/25/51	315,429,919	3.0
231,085,000		3.000%, 11/25/51	241,498,356	2.3
349,244,394		1.500%–8.000%, 07/01/24–08/01/51	335,532,661	3.1
		Government National Mortgage Association (GNMA)
75,270,000		3.000%, 10/20/46	78,639,509	0.8
62,200,000	h	3.000%, 11/20/47	64,875,086	0.6
52,850,000		2.000%, 10/20/51	53,611,784	0.5

36	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Core Bond Fund ■ September 30, 2021

				% of net
Principal		Issuer	Value	assets
MORTGAGE BACKED—continued
$249,550,000	h	2.500%, 10/20/51	$257,611,635	2.3%
56,320,000	h	2.000%, 11/20/51	57,024,001	0.5
		Other	246,292,019	2.4
			2,521,081,126	23.8
MUNICIPAL BONDS			170,800,809	1.6
U.S. TREASURY SECURITIES
		United States Treasury Bond
42,835,000		2.750%, 11/15/47	48,667,923	0.5
55,445,000		3.000%, 02/15/48	65,927,570	0.6
45,841,000		3.375%, 11/15/48	58,397,136	0.6
		United States Treasury Note
372,285,000		0.250%, 03/15/24	370,990,729	3.5
49,725,000		0.875%, 06/30/26	49,550,186	0.5
43,825,000		1.000%, 07/31/28	42,975,891	0.4
64,940,000		2.375%, 05/15/51	69,303,156	0.7
		Other	135,811,330	1.2
			841,623,921	8.0
		TOTAL GOVERNMENT BONDS (Cost $3,839,253,478)	3,907,555,171	36.9
STRUCTURED ASSETS
ASSET BACKED			654,153,889	6.2
OTHER MORTGAGE BACKED			758,607,845	7.1
		TOTAL STRUCTURED ASSETS (Cost $1,403,451,075)	1,412,761,734	13.3
		TOTAL BONDS (Cost $9,927,949,339)	10,116,553,748	95.4

Shares		Company
COMMON STOCKS
MATERIALS			572,131	0.0
		TOTAL COMMON STOCKS (Cost $456,162)	572,131	0.0
PREFERRED STOCKS
BANKS			10,287,780	0.1
DIVERSIFIED FINANCIALS			11,314,000	0.1
		TOTAL PREFERRED STOCKS (Cost $21,104,000)	21,601,780	0.2

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Agricultural Mortgage Corp (FAMC)
$50,000,000		0.000%, 10/21/21	49,999,445	0.5
		Federal Farm Credit Bank (FFCB)
30,000,000		0.000%, 02/08/22	29,994,585	0.3
33,333,000		0.000%, 02/15/22	33,326,660	0.3
50,000,000		0.000%, 02/16/22	49,990,420	0.5
249,422,000		0.000%–0.000%, 10/04/21–07/25/22	249,354,506	2.3
		Federal Home Loan Bank (FHLB)
90,111,000		0.000%, 10/06/21	90,110,749	0.9
67,000,000		0.000%, 10/08/21	66,999,739	0.6
78,419,000		0.000%, 10/13/21	78,418,477	0.7
				% of net
Principal		Issuer	Value	assets
GOVERNMENT AGENCY DEBT (continued)
$95,589,000		0.000%, 10/20/21	$95,587,992	0.9%
47,636,000		0.000%, 10/21/21	47,635,471	0.4
68,195,000		0.000%, 10/27/21	68,194,015	0.6
76,955,000		0.000%, 11/03/21	76,952,179	0.7
85,123,000		0.000%, 11/05/21	85,119,690	0.8
101,085,000		0.000%, 11/10/21	101,080,509	1.0
71,696,000		0.000%, 11/12/21	71,692,655	0.7
79,500,000		0.000%, 12/08/21	79,493,995	0.7
50,000,000		0.035%, 12/10/21	49,988,918	0.5
31,547,000		0.000%, 12/22/21	31,544,126	0.3
71,000,000		0.000%, 12/29/21	70,992,981	0.7
50,000,000		0.000%, 01/04/22	49,994,723	0.5
50,000,000		0.000%, 01/19/22	49,993,890	0.5
62,000,000		0.000%, 01/28/22	61,991,804	0.6
50,000,000		0.045%, 02/14/22	49,993,145	0.5
30,000,000		0.000%, 08/01/22	29,980,015	0.3
35,000,000		0.000%, 08/02/22	34,976,607	0.3
369,049,000		0.000%–0.000%, 10/14/21–09/16/22	368,977,353	3.4
		Other	39,990,398	0.4
			2,112,375,047	19.9
REPURCHASE AGREEMENT
		Fixed Income Clearing Corp (FICC)
95,640,000	r	0.010%, 10/01/21	95,640,000	0.9
			95,640,000	0.9
TREASURY DEBT
		United States Treasury Bill
50,000,000		0.000%, 10/07/21	49,999,688	0.5
		Other	53,247,191	0.5
			103,246,879	1.0

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
29,530,512	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.030%	29,530,512	0.3
			29,530,512	0.3
		TOTAL SHORT-TERM INVESTMENTS (Cost $2,340,751,983)	2,340,792,438	22.1
		TOTAL PORTFOLIO (Cost $12,495,596,100)	12,684,149,463	119.6
		OTHER ASSETS & LIABILITIES, NET	(2,080,025,189)	(19.6)
		NET ASSETS	$10,604,124,274	100.0%

‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
h	All or a portion of these securities were purchased on a delayed delivery basis.
r	Agreement with Fixed Income Clearing Corporation, 0.010% dated 9/30/21 to be repurchased at $95,640,000 on 10/1/20, collateralized by U.S. Treasury Notes valued at $97,552,882.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 9/30/21, the aggregate value of securities on loan is $28,860,133. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

At 9/30/21, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $2,304,808,352 or 21.7% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	37

Summary portfolio of investments (unaudited)	concluded

Core Bond Fund ■ September 30, 2021

Forward foreign currency contracts outstanding as of September 30, 2021 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation	)
	$2,638,624	EUR	2,233,796	CITIBANK N.A.	10/25/21	$49,849

Abbreviation(s):

EUR       Euro

Centrally cleared credit default swap contracts outstanding as of September 30, 2021 were as follows:

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Fixed rate payment frequency	Maturity date	Notional amount*	Value	Premiums paid (received	)	Variation margin	Unrealized appreciation (depreciation	)
CDX-NAHYS37V1-5Y	5.000%	Credit event as specified in contract	Citigroup Global Markets, Inc	Quarterly	12/20/26	90,000,000	$(8,324,510)	$(8,751,975)		$186,038	$427,465

*	The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

38	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Core Impact Bond Fund  ■  September 30, 2021

Principal	Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
COMMERCIAL & PROFESSIONAL SERVICES	$15,960,000	0.2%
UTILITIES	7,517,313	0.1
TOTAL BANK LOAN OBLIGATIONS (Cost $23,340,110)	23,477,313	0.3
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	50,425,579	0.7
BANKS	667,569,738	9.4
CAPITAL GOODS	104,414,796	1.5
COMMERCIAL & PROFESSIONAL SERVICES	49,750,907	0.7
CONSUMER DURABLES & APPAREL	6,698,757	0.1
CONSUMER SERVICES	79,089,684	1.1
DIVERSIFIED FINANCIALS
BPCE S.A.
$21,400,000	g	1.652%, 10/06/26	21,425,424	0.3
Morgan Stanley
24,500,000	0.791%, 01/22/25	24,498,897	0.3
Other	336,057,531	4.8
381,981,852	5.4
ENERGY	186,256,137	2.6
FOOD & STAPLES RETAILING	14,957,330	0.2
FOOD, BEVERAGE & TOBACCO	33,229,390	0.5
HEALTH CARE EQUIPMENT & SERVICES	44,914,523	0.6
HOUSEHOLD & PERSONAL PRODUCTS	24,099,049	0.4
INSURANCE	112,426,346	1.6
MATERIALS	108,591,490	1.5
MEDIA & ENTERTAINMENT	38,424,895	0.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	119,081,725	1.7
REAL ESTATE	137,004,825	1.9
RETAILING	77,392,814	1.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	21,519,226	0.3
SOFTWARE & SERVICES	38,969,700	0.6
TECHNOLOGY HARDWARE & EQUIPMENT	22,097,413	0.3
TELECOMMUNICATION SERVICES
Verizon Communications, Inc
18,825,000	3.550%, 03/22/51	19,852,787	0.3
Other	43,938,174	0.6
63,790,961	0.9
TRANSPORTATION	50,583,952	0.7
UTILITIES
Southwestern Public Service Co
18,529,000	3.150%, 05/01/50	19,415,154	0.3
Other	676,228,116	9.6
695,643,270	9.9
TOTAL CORPORATE BONDS (Cost $3,071,904,213)	3,128,914,359	44.2
Principal		Issuer	Value	% of net assets
GOVERNMENT BONDS
AGENCY SECURITIES
		Federal Home Loan Mortgage Corp (FHLMC)
$23,000,000		0.375%, 05/05/23	$23,045,741	0.3%
22,692,000		0.250%, 12/04/23	22,643,023	0.3
		Other	233,489,878	3.3
			279,178,642	3.9
FOREIGN GOVERNMENT BONDS			409,956,885	5.8
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp (FHLMC)
23,136,236		4.000%, 06/01/48	25,370,170	0.4
		Federal National Mortgage Association (FNMA)
40,900,000	h	2.500%, 10/25/32	42,607,894	0.6
60,800,000		2.000%, 10/25/35	62,616,875	0.9
18,739,905		3.000%, 07/01/50	20,075,386	0.3
20,985,000		3.000%, 10/25/50	21,958,016	0.3
89,630,000		2.000%, 10/25/51	89,871,582	1.3
47,424,000		2.500%, 10/25/51	48,896,738	0.7
94,490,000	h	2.000%, 11/25/51	94,574,894	1.3
117,340,000	h	2.500%, 11/25/51	120,754,777	1.7
96,850,000	h	3.000%, 11/25/51	101,214,340	1.4
212,403,369		1.250%–5.864%, 04/24/26–02/25/51	200,462,023	2.8
		Government National Mortgage Association (GNMA)
42,745,000		3.000%, 10/20/46	44,658,507	0.6
40,800,000	h	3.000%, 11/20/47	42,554,719	0.6
28,365,000	h	2.000%, 10/20/51	28,773,855	0.4
128,150,000	h	2.500%, 10/20/51	132,289,846	1.9
30,210,000		2.000%, 11/20/51	30,587,625	0.4
		Other	103,809,014	1.5
			1,211,076,261	17.1
MUNICIPAL BONDS
		Chicago Metropolitan Water Reclamation District-Greater Chicago
16,465,000		5.720%, 12/01/38	22,997,587	0.3
		Grant County Public Utility District No 2
20,000,000		2.918%, 01/01/40	20,454,366	0.3
		Other	421,614,295	6.0
			465,066,248	6.6
U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
21,645,600	k	0.500%, 04/15/24	23,115,979	0.3
		United States Treasury Note
31,140,000		0.125%, 03/31/23	31,109,590	0.4
54,801,000		0.375%, 09/15/24	54,565,527	0.8
113,929,000		0.750%, 08/31/26	112,709,604	1.6
66,635,000		1.250%, 05/31/28	66,538,692	0.9
48,250,000		1.125%, 08/31/28	47,677,031	0.7
55,784,000		1.250%, 08/15/31	54,432,981	0.8
25,850,000		1.750%, 08/15/41	24,710,984	0.4
153,427,000		2.375%, 05/15/51	163,735,377	2.3
		Other	79,288,612	1.1
			657,884,377	9.3
		TOTAL GOVERNMENT BONDS (Cost $2,994,054,684)	3,023,162,413	42.7

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	39

Summary portfolio of investments (unaudited)	concluded

Core Impact Bond Fund  ■  September 30, 2021

Principal	Issuer	Value	% of net assets
STRUCTURED ASSETS
ASSET BACKED		$288,327,488	4.0%
OTHER MORTGAGE BACKED		395,818,550	5.6
	TOTAL STRUCTURED ASSETS (Cost $675,451,689)	684,146,038	9.6
	TOTAL BONDS (Cost $6,741,410,586)	6,836,222,810	96.5

Shares	Company
PREFERRED STOCKS
BANKS		12,299,000	0.2
REAL ESTATE		26,407,650	0.4
UTILITIES		20,650,700	0.3
	TOTAL PREFERRED STOCKS (Cost $59,575,000)	59,357,350	0.9

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Farm Credit Bank (FFCB)
$25,664,000	0.000%, 12/01/21	25,662,261	0.4
97,207,000	0.000%–0.000%, 10/04/21–07/19/22	97,179,341	1.3
	Federal Home Loan Bank (FHLB)
55,000,000	0.000%, 10/06/21	54,999,847	0.8
80,259,000	0.000%, 10/08/21	80,258,688	1.1
49,214,000	0.000%, 10/13/21	49,213,672	0.7
38,630,000	0.000%, 10/18/21	38,629,635	0.5
135,574,000	0.000%, 10/20/21	135,572,570	1.9
61,653,000	0.000%, 10/22/21	61,652,281	0.9
78,100,000	0.000%, 10/27/21	78,098,872	1.1
20,625,000	0.000%, 11/19/21	20,623,877	0.3
25,000,000	0.000%, 12/27/21	24,997,584	0.4
50,000,000	0.000%, 01/04/22	49,994,723	0.7
20,000,000	0.000%, 01/18/22	19,997,578	0.3
25,000,000	0.000%, 02/18/22	24,995,140	0.4
25,000,000	0.000%, 02/22/22	24,995,002	0.3
20,283,000	0.000%, 05/05/22	20,275,788	0.3
20,000,000	0.000%, 08/03/22	19,986,589	0.3
109,900,000	0.000%–0.000%, 10/01/21–08/05/22	109,881,625	1.5
	Tennessee Valley Authority (TVA)
38,825,000	0.000%, 10/06/21	38,824,892	0.6
	Other	9,999,889	0.1
		985,839,854	13.9

Forward foreign currency contracts outstanding as of September 30, 2021 were as follows:

Principal		Issuer	Value	% of net assets
REPURCHASE AGREEMENT
		Fixed Income Clearing Corp (FICC)
$49,700,000	r	0.010%, 10/01/21	$49,700,000	0.7%
			49,700,000	0.7
TREASURY DEBT			16,498,875	0.3
Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
30,035	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.030%	30,035	0.0
			30,035	0.0
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,052,072,705)	1,052,068,764	14.9
		TOTAL PORTFOLIO (Cost $7,876,398,401)	7,971,126,237	112.6
		OTHER ASSETS & LIABILITIES, NET	(889,243,745)	(12.6)
		NET ASSETS	$7,081,882,492	100.0%

c	Investments made with cash collateral received from securities on loan.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/21, the aggregate value of these securities, including those in “Other,” is $1,740,910,576 or 24.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r	Agreement with Fixed Income Clearing Corporation, 0.010% dated 9/30/21 to be repurchased at $49,700,000 on 10/1/21, collateralized by U.S. Treasury Notes valued at $50,694,031.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 9/30/21, the aggregate value of securities on loan is $5,032,341. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation	)
	$2,935,879	EUR	2,471,223	AUSTRALIA AND NEW ZEALAND BANKING GROUP LIMITED	10/25/21	$71,947
	$9,957,666	EUR	8,429,920	CITIBANK N.A.	10/25/21	188,121
Total						$260,068

Abbreviation(s):
EUR Euro

40	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Core Plus Bond Fund  ■  September 30, 2021

Principal	Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS	$2,554,008	0.0%
CAPITAL GOODS	6,076,965	0.1
COMMERCIAL & PROFESSIONAL SERVICES	21,896,997	0.4
CONSUMER DURABLES & APPAREL	2,493,636	0.0
CONSUMER SERVICES	16,087,895	0.3
DIVERSIFIED FINANCIALS	737,628	0.0
ENERGY	1,932,488	0.0
FOOD, BEVERAGE & TOBACCO	6,399,761	0.1
HEALTH CARE EQUIPMENT & SERVICES	16,835,677	0.3
HOUSEHOLD & PERSONAL PRODUCTS	2,873,337	0.1
INSURANCE	5,407,513	0.1
MATERIALS	9,206,374	0.2
MEDIA & ENTERTAINMENT	23,505,145	0.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	10,501,548	0.2
REAL ESTATE	1,227,765	0.0
RETAILING	5,481,136	0.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	665,149	0.0
SOFTWARE & SERVICES	11,001,229	0.2
TECHNOLOGY HARDWARE & EQUIPMENT	4,948,714	0.1
TELECOMMUNICATION SERVICES	4,561,035	0.1
TRANSPORTATION	6,364,887	0.1
UTILITIES	8,523,024	0.1
TOTAL BANK LOAN OBLIGATIONS (Cost $169,224,394)	169,281,911	2.9
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	36,635,895	0.6
BANKS
Bank of America Corp
$22,600,000	2.592%, 04/29/31	23,066,192	0.4
Citigroup, Inc
55,480,000	2.572%–6.300%, 03/26/25–03/12/70	59,776,599	1.0
JPMorgan Chase & Co
58,985,000	1.953%–6.100%, 05/18/23–09/01/70	61,769,696	1.1
Other	332,651,220	5.8
477,263,707	8.3
CAPITAL GOODS	85,800,219	1.5
COMMERCIAL & PROFESSIONAL SERVICES	34,859,409	0.6
CONSUMER DURABLES & APPAREL	12,447,467	0.2
CONSUMER SERVICES	37,346,128	0.6
Principal		Issuer	Value	% of net assets
DIVERSIFIED FINANCIALS
		GE Capital International Funding Co
$18,225,000		4.418%, 11/15/35	$21,870,953	0.4%
		Other	278,238,748	4.8
			300,109,701	5.2
ENERGY			262,499,504	4.5
FOOD & STAPLES RETAILING			10,097,550	0.2
FOOD, BEVERAGE & TOBACCO			89,391,726	1.6
HEALTH CARE EQUIPMENT & SERVICES			106,701,543	1.9
INSURANCE			57,750,724	1.0
MATERIALS			131,260,544	2.3
MEDIA & ENTERTAINMENT			174,202,796	3.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			72,919,944	1.3
REAL ESTATE			97,961,437	1.7
RETAILING			44,867,309	0.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			22,939,212	0.4
SOFTWARE & SERVICES			36,016,712	0.6
TECHNOLOGY HARDWARE & EQUIPMENT			35,424,638	0.6
TELECOMMUNICATION SERVICES			163,358,896	2.8
TRANSPORTATION			36,409,373	0.6
UTILITIES			218,580,514	3.8
		TOTAL CORPORATE BONDS (Cost $2,451,766,627)	2,544,844,948	44.1
GOVERNMENT BONDS
FOREIGN GOVERNMENT BONDS			213,662,760	3.7
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp (FHLMC)
52,589,899		3.000%, 11/01/49	55,909,009	1.0
		Federal National Mortgage Association (FNMA)
37,000,000	h	2.500%, 10/25/32	38,545,039	0.7
59,900,000		2.000%, 10/25/35	61,689,980	1.1
16,832,905		3.000%, 11/01/46	17,793,112	0.3
16,249,221		4.000%, 09/01/47	17,518,381	0.3
95,010,000		2.000%, 10/25/51	95,266,082	1.6
59,535,000		2.500%, 10/25/51	61,383,841	1.1
99,490,000	h	2.000%, 11/25/51	99,579,386	1.7
147,135,000	h	2.500%, 11/25/51	151,416,858	2.6
62,250,000	h	3.000%, 11/25/51	65,055,164	1.1
221,942,291		1.500%–9.000%, 07/01/22–02/25/51	214,723,127	3.7
		Government National Mortgage Association (GNMA)
28,740,000		3.000%, 10/20/46	30,026,564	0.5
27,400,000	h	3.000%, 11/20/47	28,578,414	0.5
19,450,000		2.000%, 10/20/51	19,730,354	0.3
105,000,000	h	2.500%, 10/20/51	108,391,993	1.9
20,700,000	h	2.000%, 11/20/51	20,958,750	0.4
		Other	110,751,310	1.9
			1,197,317,364	20.7

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	41

Summary portfolio of investments (unaudited)	continued

Core Plus Bond Fund  ■  September 30, 2021

Principal		Issuer	Value	% of net assets
MUNICIPAL BONDS			$130,453,744	2.3%
U.S. TREASURY SECURITIES
		United States Treasury Note
$19,715,000		0.125%, 01/31/23	19,704,988	0.3
89,605,000		0.375%, 07/15/24	89,359,986	1.6
22,630,000		2.250%, 05/15/41	23,531,664	0.4
21,250,000		1.750%, 08/15/41	20,313,672	0.4
98,174,000		1.250%, 05/15/50	80,314,769	1.4
28,475,000		2.375%, 05/15/51	30,388,164	0.5
62,716,400		2.000%, 08/15/51	61,609,064	1.1
		Other	36,869,468	0.6
			362,091,775	6.3
		TOTAL GOVERNMENT BONDS (Cost $1,901,593,006)	1,903,525,643	33.0
STRUCTURED ASSETS
ASSET BACKED			460,497,294	8.0
OTHER MORTGAGE BACKED
		COMM Mortgage Trust Series–2012 CR2 (Class A3)
18,588,229	g	2.841%, 08/15/45	18,684,142	0.3
		Other	469,748,170	8.1
			488,432,312	8.4
		TOTAL STRUCTURED ASSETS (Cost $937,628,794)	948,929,606	16.4
		TOTAL BONDS (Cost $5,290,988,427)	5,397,300,197	93.5

Shares		Company
COMMON STOCKS
ENERGY			15	0.0
MATERIALS			653,864	0.0
REAL ESTATE			11,079	0.0
		TOTAL COMMON STOCKS (Cost $1,019,745)	664,958	0.0
PREFERRED STOCKS
BANKS			14,602,380	0.2
DIVERSIFIED FINANCIALS			4,055,616	0.1
		TOTAL PREFERRED STOCKS (Cost $17,314,409)	18,657,996	0.3

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Agricultural Mortgage Corp (FAMC)
$50,000,000		0.000%, 10/21/21	49,999,444	0.9
25,000,000		0.000%, 12/16/21	24,997,890	0.5
		Federal Farm Credit Bank (FFCB)
19,990,000		0.000%, 02/16/22	19,986,170	0.3
20,000,000		0.000%, 02/25/22	19,995,918	0.3
79,500,000		0.000%–0.000%, 12/28/21–07/25/22	79,479,354	1.4
Principal		Issuer	Value	% of net assets
GOVERNMENT AGENCY DEBT—continued
		Federal Home Loan Bank (FHLB)
$35,344,000		0.000%, 10/06/21	$35,343,902	0.6%
51,387,000		0.000%, 10/08/21	51,386,800	0.9
59,168,000		0.000%, 10/13/21	59,167,605	1.0
129,595,000		0.000%, 10/20/21	129,593,633	2.2
22,834,000		0.000%, 10/22/21	22,833,733	0.4
40,600,000		0.000%, 10/27/21	40,599,414	0.7
20,000,000		0.000%, 10/29/21	19,999,689	0.4
25,000,000		0.000%, 11/03/21	24,999,083	0.4
39,071,000		0.000%, 11/05/21	39,069,481	0.7
30,161,000		0.000%, 11/12/21	30,159,593	0.5
18,000,000		0.000%, 11/17/21	17,999,060	0.3
21,500,000		0.000%, 12/08/21	21,498,376	0.4
25,000,000		0.000%, 12/22/21	24,997,723	0.4
25,000,000		0.000%, 01/03/22	24,997,389	0.4
25,000,000		0.000%, 01/19/22	24,996,945	0.4
50,000,000		0.045%, 02/14/22	49,993,145	0.9
25,000,000		0.000%, 02/22/22	24,995,002	0.4
20,000,000		0.000%, 05/05/22	19,992,889	0.4
20,000,000		0.000%, 08/03/22	19,986,589	0.4
		Other	47,190,772	0.8
			924,259,599	16.0
REPURCHASE AGREEMENT
		Fixed Income Clearing Corp (FICC)
40,170,000	r	0.010%, 10/01/21	40,170,000	0.7
			40,170,000	0.7
TREASURY DEBT
		United States Treasury Bill
27,695,000		0.000%, 10/07/21	27,694,827	0.5
		Other	14,834,162	0.2
			42,528,989	0.7

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
13,678,548	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.030%	13,678,548	0.3
			13,678,548	0.3
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,020,611,827)	1,020,637,136	17.7
		TOTAL PORTFOLIO (Cost $6,499,158,802)	6,606,542,198	114.4
		OTHER ASSETS & LIABILITIES, NET	(831,220,253)	(14.4)
		NET ASSETS	$5,775,321,945	100.0%

42	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Core Plus Bond Fund  ■  September 30, 2021

c	Investments made with cash collateral received from securities on loan.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/21, the aggregate value of these securities, including those in “Other,” is $1,683,600,992 or 29.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
r	Agreement with Fixed Income Clearing Corporation, 0.010% dated 9/30/21 to be repurchased at $40,170,000 on 10/1/21, collateralized by U.S. Treasury Notes valued at $40,973,511.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 9/30/21, the aggregate value of securities on loan is $13,363,822. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Forward foreign currency contracts outstanding as of March 31, 2021 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation	)
	$1,978,968	EUR	1,675,347	Citibank N.A.	10/25/21	$37,387

Abbreviation(s):

EUR Euro

Centrally cleared credit default swap contracts outstanding as of September 30, 2021 were as follows:

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Fixed rate payment frequency	Maturity date	Notional amount*	Value	Premiums paid (received	)	Variation margin	Unrealized appreciation (depreciation	)
CDX-NAHYS37V1-5Y	5.000%	Credit event as specified in contract	Citigroup Global Markets, Inc	Quarterly	12/20/26	110,000,000	$(10,174,401)	$(10,696,858)		$227,380	$522,457

*	The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	43

Summary portfolio of investments (unaudited)

5–15 Year Laddered Tax-Exempt Bond Fund  ■  September 30, 2021

Principal	Issuer	Value	% of net assets
LONG-TERM MUNICIPAL BONDS
ALABAMA
	Lower Alabama Gas District
$2,900,000	4.000%, 12/01/50	$3,266,182	1.2%
	Other	3,221,981	1.1
		6,488,163	2.3
ALASKA
	Borough of Matanuska-Susitna AK
2,570,000	5.000%, 09/01/25	2,977,171	1.0
	Other	589,160	0.2
		3,566,331	1.2
ARIZONA
	Chandler Industrial Development Authority
2,000,000	5.000%, 06/01/49	2,233,793	0.8
	Other	223,800	0.0
		2,457,593	0.8
ARKANSAS		1,251,331	0.4
CALIFORNIA
	California Health Facilities Financing Authority
1,510,000	5.000%, 09/01/33	1,836,971	0.6
	City of Los Angeles Department of Airports
2,000,000	5.000%, 05/15/27	2,370,902	0.8
	San Francisco City & County Airport Comm-San Francisco International Airport
1,405,000	5.000%, 05/01/31	1,846,701	0.7
	Other	6,837,161	2.4
		12,891,735	4.5
COLORADO
	City & County of Denver CO Airport System Revenue
1,500,000	5.000%, 11/15/30	1,836,001	0.7
	Other	2,645,025	0.9
		4,481,026	1.6
CONNECTICUT
	City of Bridgeport CT
1,900,000	5.000%, 06/01/34	2,404,159	0.9
	University of Connecticut
2,000,000	5.000%, 03/15/28	2,374,220	0.8
	Other	7,516,932	2.6
		12,295,311	4.3
DISTRICT OF COLUMBIA
	Metropolitan Washington Airports Authority Aviation Revenue
2,680,000	5.000%, 10/01/28	3,372,509	1.2
3,800,000	5.000%, 10/01/32	4,977,771	1.7
	Other	1,160,851	0.4
		9,511,131	3.3
FLORIDA
	County of Miami-Dade FL Aviation Revenue
1,500,000	4.000%, 10/01/36	1,773,044	0.6
	Escambia County Health Facilities Authority
3,000,000	5.000%, 08/15/32	3,811,296	1.3
Principal	Issuer	Value	% of net assets
FLORIDA—continued
	Miami-Dade County Expressway Authority
$1,375,000	5.000%, 07/01/31	$1,630,790	0.6%
	Port St. Lucie Community Redevelopment Agency
2,180,000	5.000%, 01/01/26	2,556,535	0.9
	Other	7,786,813	2.7
		17,558,478	6.1
GEORGIA
	Municipal Electric Authority of Georgia
2,500,000	5.000%, 01/01/62	3,034,839	1.1
	Other	9,007,312	3.1
		12,042,151	4.2
GUAM		476,240	0.2
HAWAII		3,973,618	1.4
ILLINOIS
	Chicago Board of Education
1,500,000	5.000%, 12/01/26	1,791,903	0.6
	Chicago Midway International Airport
2,000,000	5.000%, 01/01/26	2,350,931	0.8
	City of Chicago IL
3,250,000	5.000%, 01/01/28	3,966,200	1.4
	City of Chicago IL, GO
1,500,000	5.500%, 01/01/35	1,691,323	0.6
	County of Cook IL
1,750,000	5.000%, 11/15/31	2,078,948	0.7
	Metropolitan Water Reclamation District of Greater Chicago
2,000,000	5.000%, 12/01/30	2,428,837	0.9
	Sales Tax Securitization Corp
1,500,000	5.000%, 01/01/30	1,835,420	0.6
	State of Illinois
2,000,000	5.000%, 06/01/28	2,341,223	0.8
1,500,000	5.000%, 03/01/37	1,870,858	0.7
	Other	15,144,174	5.3
		35,499,817	12.4
INDIANA
	City of Whiting IN
1,365,000	5.000%, 12/01/44	1,630,694	0.6
		1,630,694	0.6
IOWA		586,112	0.2
KENTUCKY
	Kentucky Turnpike Authority
2,000,000	5.000%, 07/01/26	2,395,684	0.8
	Other	2,987,229	1.1
		5,382,913	1.9
LOUISIANA		4,841,386	1.7
MAINE		412,500	0.1
MARYLAND
	County of Baltimore MD
2,000,000	4.000%, 01/01/29	2,362,355	0.8
		2,362,355	0.8

44	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

5–15 Year Laddered Tax-Exempt Bond Fund  ■  September 30, 2021

Principal	Issuer	Value	% of net assets
MASSACHUSETTS
	University of Massachusetts Building Authority
$2,100,000	5.000%, 11/01/29	$2,747,213	1.0%
	Other	601,867	0.2
		3,349,080	1.2
MICHIGAN
	Michigan Finance Authority
2,000,000	5.000%, 04/01/25	2,306,221	0.8
2,000,000	5.000%, 11/15/28	2,409,140	0.9
1,650,000	5.000%, 07/01/44	1,709,545	0.6
	State of Michigan Trunk Line Revenue
1,750,000	5.000%, 11/15/30	2,334,897	0.8
	Other	2,660,362	0.9
		11,420,165	4.0
MINNESOTA		2,566,955	0.9
MISSISSIPPI		3,636,861	1.3
MISSOURI
	St. Louis Municipal Finance Corp
1,745,000	5.000%, 02/15/26	2,059,217	0.7
	Other	3,728,453	1.3
		5,787,670	2.0
NEBRASKA		264,289	0.1
NEVADA		1,181,590	0.4
NEW HAMPSHIRE		163,523	0.1
NEW JERSEY
	New Jersey Economic Development Authority
2,500,000	5.000%, 11/01/35	3,129,437	1.1
	New Jersey Transportation Trust Fund Authority
4,000,000	5.000%, 06/15/34	4,954,072	1.7
	Other	9,261,937	3.2
		17,345,446	6.0
NEW YORK
	New York State Dormitory Authority
1,750,000	5.000%, 07/01/33	2,154,278	0.8
	Port Authority of New York & New Jersey
1,500,000	5.000%, 07/15/31	1,931,646	0.6
1,625,000	4.000%, 07/15/36	1,918,953	0.7
	Other	11,539,827	4.0
		17,544,704	6.1
NORTH CAROLINA
	County of Duplin NC
1,355,000	5.000%, 04/01/27	1,595,679	0.6
	Other	4,403,163	1.5
		5,998,842	2.1
NORTH DAKOTA		1,052,204	0.4
OHIO
	County of Miami OH
1,500,000	5.000%, 08/01/32	1,870,262	0.6
	Other	6,204,116	2.2
		8,074,378	2.8
Principal		Issuer	Value	% of net assets
OKLAHOMA
		Oklahoma Development Finance Authority
$1,500,000		5.250%, 08/15/48	$1,807,922	0.6%
		Other	924,529	0.3
			2,732,451	0.9
OREGON			2,231,513	0.8
PENNSYLVANIA
		School District of the City of Erie
1,500,000		5.000%, 04/01/28	1,851,497	0.6
		Other	7,953,345	2.8
			9,804,842	3.4
RHODE ISLAND			1,012,405	0.3
SOUTH CAROLINA			2,496,481	0.9
TENNESSEE
		Metropolitan Nashville Airport Authority
2,305,000		5.000%, 07/01/35	2,900,223	1.0
		Other	846,144	0.3
			3,746,367	1.3
TEXAS
		City of El Paso TX Airport Revenue
2,000,000		5.000%, 08/15/28	2,502,508	0.9
		City of Houston TX
1,970,000		5.000%, 03/01/32	2,370,974	0.8
		City of Houston TX Combined Utility System Revenue
3,000,000		5.000%, 11/15/29	3,911,345	1.4
		Texas Private Activity Bond Surface Transportation Corp
2,500,000		5.000%, 12/31/35	3,127,525	1.1
		Other	15,238,630	5.3
			27,150,982	9.5
UTAH			3,030,016	1.0
VIRGIN ISLANDS
		Virgin Islands Public Finance Authority
2,000,000	g	5.000%, 09/01/25	2,278,770	0.8
2,500,000	g	5.000%, 09/01/33	2,822,965	1.0
			5,101,735	1.8
WASHINGTON			1,825,456	0.6
WEST VIRGINIA			3,681,572	1.3
		TOTAL LONG-TERM MUNICIPAL BONDS (Cost $265,769,751)	278,908,412	97.2
		TOTAL PORTFOLIO (Cost $265,769,751)	278,908,412	97.2
		OTHER ASSETS & LIABILITIES, NET	7,893,548	2.8
		NET ASSETS	$286,801,960	100.0%

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	45

Summary portfolio of investments (unaudited)	concluded

5–15 Year Laddered Tax-Exempt Bond Fund  ■  September 30, 2021

Abbreviation(s):

GO	General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/21, the aggregate value of these securities, including those in “Other,” is $7,392,026 or 2.6% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

46	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Green Bond Fund  ■  September 30, 2021

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
COMMERCIAL & PROFESSIONAL SERVICES
		LTR Intermediate Holdings, Inc
$500,000	i	5.500%, 05/05/28, LIBOR 1 M + 4.500%	$498,750	0.9%
			498,750	0.9
UTILITIES
		Exgen Renewables IV LLC
488,748	i	3.500%, 12/15/27, LIBOR 3 M + 2.500%	488,137	0.9
			488,137	0.9

		TOTAL BANK LOAN OBLIGATIONS (Cost $981,541)	986,887	1.8

BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS
		Denso Corp
550,000	g	1.239%, 09/16/26	545,994	1.0
		Hyundai Capital Services, Inc
350,000	g	1.250%, 02/08/26	344,612	0.6
		Other	257,113	0.5
			1,147,719	2.1
BANKS
		Bank of America Corp
475,000		2.456%, 10/22/25	496,152	0.9
		Citigroup, Inc
500,000		1.678%, 05/15/24	509,726	0.9
		ING Groep NV
450,000	g	1.400%, 07/01/26	451,147	0.8
		Other	1,711,191	3.1
			3,168,216	5.7
CAPITAL GOODS			619,146	1.1
CONSUMER DURABLES & APPAREL			249,954	0.4
CONSUMER SERVICES
		Nature Conservancy
500,000		1.511%, 07/01/29	486,231	0.9
		Other	525,093	0.9
			1,011,324	1.8
DIVERSIFIED FINANCIALS			131,123	0.2
ENERGY			533,500	1.0
FOOD & STAPLES RETAILING			253,751	0.5
FOOD, BEVERAGE & TOBACCO			529,166	1.0
HEALTH CARE EQUIPMENT & SERVICES			259,017	0.5
MATERIALS
		Inversiones CMPC S.A.
525,000	g	4.375%, 04/04/27	579,338	1.0
		LG Chem Ltd
500,000	g	3.625%, 04/15/29	547,562	1.0
		Other	283,127	0.5
			1,410,027	2.5
Principal		Issuer	Value	% of net assets
MEDIA & ENTERTAINMENT			$263,111	0.5%
REAL ESTATE
		HAT Holdings I LLC
$750,000		3.375%–6.000%, 04/15/25–09/15/30	767,500	1.4
		Vornado Realty LP
550,000		2.150%–3.400%, 06/01/26–06/01/31	563,881	1.0
		Other	1,022,318	1.9
			2,353,699	4.3
RETAILING
		Walmart, Inc
575,000		1.800%, 09/22/31	570,061	1.0
			570,061	1.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			538,285	1.0
SOFTWARE & SERVICES			301,016	0.5
TECHNOLOGY HARDWARE & EQUIPMENT
		Apple, Inc
500,000		3.000%, 06/20/27	547,372	1.0
		Other	543,515	1.0
			1,090,887	2.0
UTILITIES
		AES Corp
350,000		2.450%, 01/15/31	345,185	0.6
		Avangrid, Inc
600,000		3.200%, 04/15/25	639,017	1.1
		Clearway Energy Operating LLC
525,000		3.750%–4.750%, 03/15/28–02/15/31	543,142	1.0
		Duke Energy Florida LLC
500,000		2.500%, 12/01/29	517,141	0.9
		Georgia Power Co
500,000		3.250%, 04/01/26	535,941	1.0
		Liberty Utilities Finance GP
500,000	g	2.050%, 09/15/30	483,768	0.9
		MidAmerican Energy Co
600,000		3.650%, 08/01/48	673,196	1.2
		Niagara Mohawk Power Corp
550,000	g	1.960%, 06/27/30	534,141	1.0
		PacifiCorp
500,000		2.900%, 06/15/52	486,572	0.9
		Public Service Co of Colorado
529,000		3.700%, 06/15/28	588,829	1.0
		San Diego Gas & Electric Co
350,000		2.950%, 08/15/51	346,850	0.6
		Southwestern Public Service Co
500,000		3.150%, 05/01/50	523,913	0.9
		Topaz Solar Farms LLC
343,740	g	4.875%, 09/30/39	370,564	0.7
		Union Electric Co
500,000		2.625%, 03/15/51	473,807	0.9
		Other	4,799,584	8.7
			11,861,650	21.5
		TOTAL CORPORATE BONDS (Cost $25,582,837)	26,291,652	47.5

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	47

Summary portfolio of investments (unaudited)	continued

Green Bond Fund  ■  September 30, 2021

Principal		Issuer	Value	% of net assets
GOVERNMENT BONDS
AGENCY SECURITIES
		United States International Development Finance Corp
$731,987		1.050%–1.650%, 04/15/28–07/15/38	$735,567	1.3%
		Other	483,409	0.9
			1,218,976	2.2
FOREIGN GOVERNMENT BONDS
		African Development Bank
625,000		3.000%, 12/06/21	628,106	1.1
		Asian Development Bank
500,000		1.875%, 08/10/22	507,430	0.9
579,000		1.750%, 08/14/26	598,437	1.1
750,000		3.125%, 09/26/28	840,891	1.5
		European Investment Bank
1,500,000		0.750%, 09/23/30	1,404,360	2.5
		International Bank for Reconstruction & Development
500,000		2.125%, 03/03/25	523,999	0.9
500,000		3.125%, 11/20/25	547,366	1.0
		Perusahaan Penerbit SBSN Indonesia III
550,000		3.750%–3.900%, 03/01/23–08/20/24	582,913	1.1
		Other	2,245,318	4.1
			7,878,820	14.2
MORTGAGE BACKED			488,545	0.9
MUNICIPAL BONDS
		Grant County Public Utility District No 2
600,000		1.544%, 01/01/23	608,773	1.1
		Metropolitan Transportation Authority
500,000		5.175%, 11/15/49	682,407	1.2
		Mount Shasta Public Financing Authority
875,000		2.625%–3.000%, 08/01/35–08/01/39	920,353	1.7
		Ohio Air Quality Development Authority
500,000	g	4.500%, 01/15/48	578,533	1.0
		State of California
500,000	i	0.863%, 04/01/47, LIBOR 1 M + 0.780%	500,201	0.9
		Warm Springs Reservation Confederated Tribe
500,000	g	2.800%, 11/01/22	506,325	0.9
		Other	1,835,072	3.4
			5,631,664	10.2
		TOTAL GOVERNMENT BONDS (Cost $14,759,434)	15,218,005	27.5
STRUCTURED ASSETS
ASSET BACKED
		GoodLeap Sustainable Home Solutions Trust
		Series–2021 4GS (Class A)
350,000	g	1.930%, 07/20/48	347,031	0.6
		HERO Funding Trust
		Series–2017 3A (Class A2)
320,508	g	3.950%, 09/20/48	338,321	0.6
950,072	g	2.720%–4.460%, 09/20/41–09/20/57	983,243	1.8
Principal		Issuer	Value	% of net assets
ASSET BACKED—continued
		Mosaic Solar Loan Trust
		Series–2021 3A (Class A)
$420,000	g	1.440%, 06/20/52	$411,050	0.7%
825,090	†,g	0.000%–2.100%, 04/20/46–12/20/46	786,585	1.5
		Sunrun Atlas Issuer LLC
		Series–2019 2 (Class A)
477,701	g	3.610%, 02/01/55	507,334	0.9
		Sunrun Callisto Issuer LLC
		Series–2019 1A (Class A)
410,547	g	3.980%, 06/30/54	438,347	0.8
		Tesla Auto Lease Trust
1,344,421	g	0.560%–2.200%, 04/20/22–09/22/25	1,352,012	2.4
		Vivint Colar Financing V LLC
		Series–2018 1A (Class B)
576,817	g	7.370%, 04/30/48	610,129	1.1
		Other	1,589,929	2.9
			7,363,981	13.3
OTHER MORTGAGE BACKED
		COMM Mortgage Trust
		Series–2015 3BP (Class A)
500,000	g	3.178%, 02/10/35	530,314	1.0
		CPT Mortgage Trust
		Series–2019 CPT (Class A)
500,000	g	2.865%, 11/13/39	527,059	1.0
		Manhattan West
		Series–2020 1MW (Class B)
500,000	g,i	2.413%, 09/10/39	507,938	0.9
		Natixis Commercial Mortgage Securities Trust
		Series–2019 MILE (Class D)
500,000	g,i	2.834%, 07/15/36, LIBOR 1 M + 2.750%	499,851	0.9
		One Bryant Park Trust
		Series–2019 OBP (Class A)
500,000	g	2.516%, 09/15/54	514,594	0.9
		Other	1,266,154	2.3
			3,845,910	7.0
		TOTAL STRUCTURED ASSETS (Cost $10,969,629)	11,209,891	20.3
		TOTAL BONDS (Cost $51,311,900)	52,719,548	95.3

Shares		Company
PREFERRED STOCKS
REAL ESTATE			487,100	0.9
UTILITIES
20,000		Brookfield Infrastructure Partners LP	511,000	0.9
16,000		Brookfield Renewable Partners LP	422,400	0.8
			933,400	1.7
		TOTAL PREFERRED STOCKS (Cost $1,400,000)	1,420,500	2.6

48	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Green Bond Fund  ■  September 30, 2021

Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT		$110,000	0.2%

	TOTAL SHORT-TERM INVESTMENTS (Cost $110,000)	110,000	0.2
	TOTAL PORTFOLIO (Cost $53,803,441)	55,236,935	99.9
	OTHER ASSETS & LIABILITIES, NET	43,906	0.1
	NET ASSETS	$55,280,841	100.0%

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/21, the aggregate value of these securities, including those in “Other,” is $25,158,818 or 45.5% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	49

Summary portfolio of investments (unaudited)

High-Yield Fund  ■  September 30, 2021

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS			$28,063,095	0.8%
CAPITAL GOODS			9,164,433	0.2
COMMERCIAL & PROFESSIONAL SERVICES
		Spin Holdco, Inc
$19,575,938	i	4.750%, 03/01/28, LIBOR 3 M + 4.000%	19,622,724	0.5
		Other	32,051,783	0.9
			51,674,507	1.4
CONSUMER SERVICES			21,782,903	0.6
ENERGY			4,139,297	0.1
FOOD, BEVERAGE & TOBACCO
		Triton Water Holdings, Inc
19,629,000	i	4.000%, 03/31/28, LIBOR 3 M + 3.500%	19,592,294	0.6
		Other	8,080,038	0.2
			27,672,332	0.8
HEALTH CARE EQUIPMENT & SERVICES
		RegionalCare Hospital Partners Holdings, Inc
16,138,407	i	3.834%, 11/16/25, LIBOR 1 M + 3.750%	16,108,228	0.4
		Surgery Center Holdings, Inc
21,049,222	i	4.500%, 09/03/26, LIBOR 1 M + 3.750%	21,069,639	0.6
		Verscend Holding Corp
15,765,735	i	4.084%, 08/27/25, LIBOR 1 M + 4.000%	15,778,820	0.4
		Other	20,700,542	0.6
			73,657,229	2.0
HOUSEHOLD & PERSONAL PRODUCTS			7,252,371	0.2
INSURANCE			21,094,025	0.6
MATERIALS			8,298,763	0.2
MEDIA & ENTERTAINMENT			46,936,019	1.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		Jazz Financing Lux Sarl
19,945,013	i	4.000%, 05/05/28, LIBOR 1 M + 3.500%	19,967,550	0.5
		Other	13,782,455	0.4
			33,750,005	0.9
REAL ESTATE			4,332,893	0.1
RETAILING			30,339,034	0.8
SOFTWARE & SERVICES
		Dun & Bradstreet Corp
21,800,325	i	3.336%, 02/06/26, LIBOR 1 M + 3.250%	21,773,074	0.6
		Other	61,173,471	1.7
			82,946,545	2.3
TELECOMMUNICATION SERVICES			39,626,057	1.1
TRANSPORTATION			12,827,574	0.3
		TOTAL BANK LOAN OBLIGATIONS (Cost $501,039,866)	503,557,082	13.7

BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS
		Gates Global LLC
22,075,000	g	6.250%, 01/15/26	22,902,812	0.6
Principal		Issuer	Value	% of net assets
AUTOMOBILES & COMPONENTS—continued
		Goodyear Tire & Rubber Co
$15,000,000		5.250%, 04/30/31	$16,119,750	0.5%
		IHO Verwaltungs GmbH
19,800,000	g,o	6.375%, 05/15/29	21,606,750	0.6
		Other	63,068,398	1.7
			123,697,710	3.4
CAPITAL GOODS			57,645,990	1.6
COMMERCIAL & PROFESSIONAL SERVICES
		Allied Universal Holdco LLC
21,000,000	g	4.625%, 06/01/28	20,967,450	0.5
		Prime Security Services Borrower LLC
25,075,000	g	5.750%, 04/15/26	27,125,142	0.7
18,100,000	g	6.250%, 01/15/28	18,711,418	0.5
		Other	117,940,832	3.3
			184,744,842	5.0
CONSUMER DURABLES & APPAREL
		Academy Ltd
15,700,000	g	6.000%, 11/15/27	16,956,000	0.4
		Other	28,764,175	0.8
			45,720,175	1.2
CONSUMER SERVICES
		Carnival Corp
23,825,000	g	5.750%, 03/01/27	24,629,094	0.7
16,845,000	g	4.000%, 08/01/28	17,013,450	0.5
		Life Time, Inc
16,300,000	g	5.750%, 01/15/26	16,870,500	0.4
		Other	104,102,243	2.8
			162,615,287	4.4
DIVERSIFIED FINANCIALS
		Ford Motor Credit Co LLC
20,400,000		4.063%, 11/01/24	21,450,396	0.6
		Icahn Enterprises LP
35,075,000		4.375%–5.250%, 09/15/24–02/01/29	35,819,531	1.0
		Other	128,035,121	3.5
			185,305,048	5.1
ENERGY
		Antero Midstream Partners LP
31,600,000		5.750%–7.875%, 05/15/26–01/15/28	33,212,740	1.0
		Ferrellgas Escrow LLC
20,285,000	g	5.375%, 04/01/26	19,826,458	0.5
22,178,000	g	5.875%, 04/01/29	21,512,660	0.6
		MEG Energy Corp
18,425,000	g	5.875%, 02/01/29	18,839,563	0.5
		Occidental Petroleum Corp
13,775,000		5.875%, 09/01/25	15,438,331	0.4
17,875,000		6.375%, 09/01/28	20,913,750	0.6
11,800,000		8.875%, 07/15/30	16,029,474	0.4
46,130,000		3.000%–8.500%, 07/01/24–08/15/49	54,276,048	1.5
		Range Resources Corp
15,000,000		9.250%, 02/01/26	16,350,750	0.4
		USA Compression Partners LP
18,000,000		6.875%, 04/01/26	18,741,632	0.5
		Other	360,322,136	9.8
			595,463,542	16.2
FOOD & STAPLES RETAILING			18,460,038	0.5

50	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

High-Yield Fund  ■  September 30, 2021

Principal		Issuer	Value	% of net assets
FOOD, BEVERAGE & TOBACCO
		Primo Water Holdings, Inc
$16,125,000	g	4.375%, 04/30/29	$16,082,269	0.4%
		Other	42,764,413	1.2
			58,846,682	1.6
HEALTH CARE EQUIPMENT & SERVICES
		DaVita, Inc
17,815,000	g	4.625%, 06/01/30	18,324,702	0.5
		Global Medical Response, Inc
15,000,000	g,h	6.500%, 10/01/25	15,506,250	0.4
		Mozart Debt Merger Sub, Inc
18,130,000	g	3.875%, 04/01/29	18,130,000	0.5
		Tenet Healthcare Corp
34,954,000		4.250%–6.125%, 07/15/24–06/01/29	36,064,484	1.0
		Other	131,240,272	3.6
			219,265,708	6.0
HOUSEHOLD & PERSONAL PRODUCTS
		Coty, Inc
23,200,000	g	5.000%, 04/15/26	23,699,496	0.6
			23,699,496	0.6
INSURANCE
		Acrisure LLC
18,513,000	g	4.250%, 02/15/29	18,304,729	0.5
		Other	16,998,694	0.5
			35,303,423	1.0
MATERIALS
		Olympus Water US Holding Corp
24,490,000	g	4.250%, 10/01/28	24,134,283	0.7
		Other	224,783,159	6.1
			248,917,442	6.8
MEDIA & ENTERTAINMENT
		CCO Holdings LLC
19,025,000	g	4.250%, 02/01/31	19,355,084	0.5
33,050,000		4.500%–5.375%, 02/01/28–05/01/32	34,382,070	1.0
		CSC Holdings LLC
44,825,000		3.375%–7.500%, 04/15/27–02/15/31	45,779,071	1.2
		DIRECTV Holdings LLC
15,900,000	g	5.875%, 08/15/27	16,595,625	0.4
		Univision Communications, Inc
17,575,000	g	4.500%, 05/01/29	17,860,594	0.5
		Other	178,295,730	4.9
			312,268,174	8.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		Bausch Health Cos, Inc
34,350,000		4.875%–5.250%, 01/30/28–01/30/30	33,244,738	1.0
		Organon Finance LLC
20,725,000	g	4.125%, 04/30/28	21,139,500	0.6
23,650,000	g	5.125%, 04/30/31	24,840,777	0.7
		Other	66,008,650	1.7
			145,233,665	4.0
REAL ESTATE
		HAT Holdings I LLC
19,915,000	g	3.375%, 06/15/26	20,213,725	0.6
		Other	104,627,481	2.8
			124,841,206	3.4
Principal		Issuer	Value	% of net assets
RETAILING
		Magic Mergeco, Inc
$17,587,000	g	5.250%, 05/01/28	$18,140,991	0.5%
		Other	52,942,924	1.4
			71,083,915	1.9
SOFTWARE & SERVICES			28,459,190	0.8
TECHNOLOGY HARDWARE & EQUIPMENT
		Imola Merger Corp
53,520,000	g	4.750%, 05/15/29	55,367,435	1.5
		Other	41,852,041	1.2
			97,219,476	2.7
TELECOMMUNICATION SERVICES
		Altice France S.A.
23,000,000	g	5.125%, 07/15/29	22,550,925	0.6
		Avaya, Inc
20,775,000	g	6.125%, 09/15/28	21,844,289	0.6
		Vmed O2 UK Financing I plc
20,315,000	g	4.750%, 07/15/31	20,755,429	0.6
		Other	79,600,750	2.1
			144,751,393	3.9
TRANSPORTATION			43,362,949	1.2
UTILITIES			60,318,786	1.6
		TOTAL CORPORATE BONDS (Cost $2,881,868,330)	2,987,224,137	81.4
		TOTAL BONDS (Cost $2,881,868,330)	2,987,224,137	81.4

Shares		Company

COMMON STOCKS
ENERGY			79	0.0
		TOTAL COMMON STOCKS (Cost $0)	79	0.0

RIGHTS / WARRANTS
ENERGY			12,643	0.0
		TOTAL RIGHTS / WARRANTS (Cost $13,191,909)	12,643	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$17,840,000		0.000%, 10/15/21	17,839,861	0.5
48,000,000		0.000%, 10/20/21	47,999,494	1.3
29,530,000		0.000%, 10/22/21	29,529,655	0.8
37,680,000		0.000%, 10/27/21	37,679,456	1.0
		Other	34,001,110	0.9
			167,049,576	4.5
REPURCHASE AGREEMENT
		Fixed Income Clearing Corp (FICC)
61,460,000	r	0.010%, 10/01/21	61,460,000	1.7
			61,460,000	1.7

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	51

Summary portfolio of investments (unaudited)	concluded

High-Yield Fund  ■  September 30, 2021

Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
		State Street Navigator Securities Lending
		Government Money Market Portfolio
28,424,688	c	0.030%,	$28,424,688	0.8%
			28,424,688	0.8
		TOTAL SHORT-TERM INVESTMENTS (Cost $256,933,330)	256,934,264	7.0
		TOTAL PORTFOLIO (Cost $3,653,033,435)	3,747,728,205	102.1
		OTHER ASSETS & LIABILITIES, NET	(75,859,810)	(2.1)
		NET ASSETS	$3,671,868,395	100.0%

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

c	Investments made with cash collateral received from securities on loan.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/21, the aggregate value of these securities, including those in “Other,” is $2,174,522,520 or 59.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond.
r	Agreement with Fixed Income Clearing Corporation, 0.010% dated 9/30/21 to be repurchased at $61,460,000 on 10/1/21, collateralized by U.S. Treasury Notes valued at $62,689,289.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 9/30/21, the aggregate value of securities on loan is $28,417,544. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

52	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Portfolio of investments (unaudited)

Inflation-Linked Bond Fund  ■  September 30, 2021

Principal		Issuer	Value	% of net assets
BONDS

GOVERNMENT BONDS
AGENCY SECURITIES
		HNA LLC
$1,626,707		2.369%, 09/18/27	$1,700,436	0.0%
		Montefiore Medical Center
8,600,000		2.895%, 04/20/32	9,342,073	0.3
		Reliance Industries Ltd
2,960,526		2.444%, 01/15/26	3,072,456	0.1
			14,114,965	0.4
MORTGAGE BACKED
		Government National Mortgage Association (GNMA)
10,238,506		3.600%, 09/15/31	10,801,930	0.3
5,210,081		3.700%, 10/15/33	5,569,862	0.1
1,516,594		3.380%, 07/15/35	1,601,732	0.0
1,438,529		3.870%, 10/15/36	1,545,539	0.0
5,222,224		3.940%, 03/15/37	5,618,695	0.2
19,269,253		1.730%, 07/15/37	19,319,446	0.5
21,924,692		4.250%, 09/15/38	23,519,531	0.6
13,603,581		1.650%, 07/15/42	13,399,109	0.4
13,355,164		2.750%, 01/15/45	14,220,818	0.4
			95,596,662	2.5
U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
88,020,116	k	0.125%, 07/15/22	90,140,393	2.4
148,947,494	k	0.125%, 01/15/23	153,984,168	4.1
133,163,057	k	0.625%, 04/15/23	139,335,720	3.7
140,036,326	k	0.375%, 07/15/23	147,530,457	4.0
167,631,053	k	0.625%, 01/15/24	178,847,927	4.8
62,793,020	k	0.500%, 04/15/24	67,058,530	1.8
155,400,969	k	0.125%, 07/15/24	165,902,675	4.4
95,526,730	k	0.125%, 10/15/24	102,191,211	2.7
127,610,142	k	0.250%, 01/15/25	137,096,162	3.7
116,491,745	k	2.375%, 01/15/25	133,718,265	3.6
32,810,185	k	0.125%, 04/15/25	35,197,895	0.9
151,898,321	k	0.375%, 07/15/25	165,745,198	4.4
118,174,876	k	0.125%, 10/15/25	127,867,370	3.4
164,433,736	k	0.625%, 01/15/26	181,487,314	4.9
54,473,895	k	2.000%, 01/15/26	63,524,505	1.7
39,337,923	k	0.125%, 04/15/26	42,583,814	1.1
107,740,440	k	0.125%, 07/15/26	117,528,266	3.1
123,656,162	k	0.375%, 01/15/27	136,516,081	3.7
51,133,386	k	2.375%, 01/15/27	62,203,964	1.7
99,128,762	k	0.375%, 07/15/27	110,269,131	3.0
141,958,189	k	0.500%, 01/15/28	158,924,781	4.3
75,002,905	k	1.750%, 01/15/28	90,244,706	2.4
58,697,638	k	3.625%, 04/15/28	78,472,551	2.1
76,924,852	k	0.750%, 07/15/28	88,073,948	2.4
93,750,378	k	0.875%, 01/15/29	108,314,646	2.9
Principal		Issuer	Value	% of net assets
U.S. TREASURY SECURITIES—continued
$46,639,093	k	2.500%, 01/15/29	$59,733,262	1.6%
77,930,542	k	3.875%, 04/15/29	108,695,856	2.9
55,991,689	k	0.250%, 07/15/29	62,288,566	1.7
62,772,151	k	0.125%, 01/15/30	68,958,641	1.8
111,270,463	k	0.125%, 07/15/30	122,704,662	3.3
81,788,460	k	0.125%, 01/15/31	89,759,640	2.4
37,987,439	k	0.125%, 07/15/31	41,828,226	1.1
105,674,387	k	3.375%, 04/15/32	154,612,085	4.1
10,484,300	k	0.125%, 02/15/51	11,483,039	0.3
			3,602,823,655	96.4
		TOTAL GOVERNMENT BONDS (Cost $3,461,112,494)	3,712,535,282	99.3
		TOTAL BONDS (Cost $3,461,112,494)	3,712,535,282	99.3

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
3,920,000		0.000%, 10/27/21	3,919,943	0.1
		Tennessee Valley Authority (TVA)
5,177,000		0.000%, 10/06/21	5,176,986	0.1
			9,096,929	0.2
REPURCHASE AGREEMENT
		Fixed Income Clearing Corp (FICC)
12,885,000	r	0.010%, 10/01/21	12,885,000	0.4
			12,885,000	0.4
		TOTAL SHORT-TERM INVESTMENTS (Cost $21,981,870)	21,981,929	0.6
		TOTAL PORTFOLIO (Cost $3,483,094,364)	3,734,517,211	99.9
		OTHER ASSETS & LIABILITIES, NET	3,726,789	0.1
		NET ASSETS	$3,738,244,000	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r	Agreement with Fixed Income Clearing Corporation, 0.010% dated 9/30/21 to be repurchased at $12,885,000 on 10/1/21, collateralized by U.S. Treasury Notes valued at $13,142,759.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of September 30, 2021 were as follows:

	Number of long (short	)				Unrealized appreciation
Description	contracts		Expiration date	Notional amount	Value	(depreciation	)
US Ultra Bond (CBT)	(50)		12/21/21	$(9,801,858)	$(9,553,125)	$248,733

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	53

Summary portfolio of investments (unaudited)

Short Duration Impact Bond Fund  ■  September 30, 2021

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
COMMERCIAL & PROFESSIONAL SERVICES
		LTR Intermediate Holdings, Inc
$500,000	i	5.500%, 05/05/28, LIBOR 1 M + 4.500%	$498,750	1.4%
			498,750	1.4
UTILITIES
		Exgen Renewables IV LLC
488,748	i	3.500%, 12/15/27, LIBOR 3 M + 2.500%	488,137	1.3
			488,137	1.3
		TOTAL BANK LOAN OBLIGATIONS (Cost $981,541)	986,887	2.7

BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS
		Hyundai Capital Services, Inc
350,000	g	1.250%, 02/08/26	344,612	0.9
		Other	248,179	0.7
			592,791	1.6
BANKS
		Bank of America Corp
500,000		0.981%–1.020%, 09/25/25–07/22/27	505,135	1.4
		Citigroup, Inc
500,000	i	1.381%, 07/01/26, LIBOR 3 M + 1.250%	515,846	1.4
500,000		0.776%–1.678%, 05/15/24–10/30/24	505,822	1.4
		HSBC Holdings plc
500,000		3.033%, 11/22/23	514,176	1.4
		Lloyds Banking Group plc
250,000		4.500%, 11/04/24	274,526	0.8
		UBS AG.
300,000	g,i	0.500%, 08/09/24, SOFR + 0.450%	302,220	0.8
		UniCredit S.p.A
500,000	g,i	4.033%, 01/14/22, LIBOR 3 M + 3.900%	504,713	1.4
		USAA Capital Corp
400,000	g	1.500%, 05/01/23	407,024	1.1
		Other	480,599	1.3
			4,010,061	11.0
CAPITAL GOODS			252,115	0.7
CONSUMER SERVICES
		Nature Conservancy
550,000		0.467%, 07/01/23	546,804	1.5
260,000	i	1.206%, 02/01/24, LIBOR 3 M + 1.080%	261,210	0.7
			808,014	2.2
DIVERSIFIED FINANCIALS
		Morgan Stanley
500,000		0.791%, 01/22/25	499,978	1.4
Principal		Issuer	Value	% of net assets
DIVERSIFIED FINANCIALS—continued
		NongHyup Bank
$260,000	g	1.250%, 07/20/25	$258,864	0.7%
		Other	1,753,067	4.8
			2,511,909	6.9
ENERGY
		Aker BP ASA
250,000	g	2.875%, 01/15/26	264,212	0.7
		Sunnova Energy Corp
270,000	g	5.875%, 09/01/26	275,063	0.8
		Other	171,683	0.5
			710,958	2.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		Roche Holdings, Inc
1,075,000	g,i	0.290%, 03/05/24, SOFR + 0.240%	1,077,556	3.0
			1,077,556	3.0
REAL ESTATE
		Federal Realty Investment Trust
300,000		1.250%, 02/15/26	297,426	0.8
		Other	253,750	0.7
			551,176	1.5
TELECOMMUNICATION SERVICES			254,230	0.7
TRANSPORTATION
		Delta Air Lines, Inc
272,892		2.500%, 06/10/28	274,275	0.7
		Other	233,834	0.6
			508,109	1.3
UTILITIES
		AES Corp
300,000		1.375%, 01/15/26	296,062	0.8
		Avangrid, Inc
300,000		3.200%, 04/15/25	319,509	0.9
		CenterPoint Energy Resources Corp
600,000	i	0.620%, 03/02/23, LIBOR 3 M + 0.500%	600,095	1.6
		India Cleantech Energy
300,000	g	4.700%, 08/10/26	303,597	0.8
		Korea Hydro & Nuclear Power Co Ltd
300,000	g	3.750%, 07/25/23	317,176	0.9
		National Fuel Gas Co
300,000		5.500%, 01/15/26	345,555	1.0
		OGE Energy Corp
300,000		0.703%, 05/26/23	300,025	0.8
		Other	503,512	1.4
			2,985,531	8.2
		TOTAL CORPORATE BONDS (Cost $14,069,239)	14,262,450	39.1

54	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Short Duration Impact Bond Fund  ■  September 30, 2021

Principal		Issuer	Value	% of net assets
GOVERNMENT BONDS
AGENCY SECURITIES
		Federal Home Loan Mortgage Corp (FHLMC)
$250,000		1.500%, 02/12/25	$257,203	0.7%
		Federal National Mortgage Association (FNMA)
500,000		0.250%, 07/10/23	499,882	1.4
		US Department of Housing and Urban
		Development (HUD)
250,000		2.618%, 08/01/23	259,911	0.7
		Other	1,127,630	3.1
			2,144,626	5.9
FOREIGN GOVERNMENT BONDS
		European Stability Mechanism
500,000	g	1.375%, 09/11/24	511,086	1.4
		International Development Association
500,000	g	2.750%, 04/24/23	519,089	1.4
		Nederlandse Waterschapsbank NV
250,000	g	1.750%, 01/15/25	258,523	0.7
		Perusahaan Penerbit SBSN Indonesia III
500,000	g	3.750%, 03/01/23	521,460	1.5
		Other	984,354	2.7
			2,794,512	7.7
MORTGAGE BACKED			120,499	0.3
MUNICIPAL BONDS
		City of Detroit MI
700,000		1.817%, 04/01/22	702,235	1.9
		Morris County Improvement Authority
650,000		0.468%, 06/15/23	651,681	1.8
		New York State Energy Research & Development Authority
330,000		1.624%, 10/01/22	330,452	0.9
		Other	990,544	2.7
			2,674,912	7.3
U.S. TREASURY SECURITIES
		United States Treasury Note
285,000		1.625%, 12/31/21	286,111	0.8
860,000		0.125%, 06/30/22	860,269	2.4
835,000		0.125%, 10/31/22	835,098	2.3
1,500,000		2.625%, 12/31/23	1,576,348	4.3
995,000		0.375%, 09/15/24	990,724	2.7
			4,548,550	12.5
		TOTAL GOVERNMENT BONDS (Cost $12,105,293)	12,283,099	33.7
STRUCTURED ASSETS
ASSET BACKED
		GoodLeap Sustainable Home Solutions Trust
		Series - 2021 4GS (Class A)
350,000	g	1.930%, 07/20/48	347,031	1.0
Principal		Issuer	Value	% of net assets
ASSET BACKED—continued
		HERO Funding Trust
$578,244	g	2.720%–4.050%, 09/20/41–09/20/57	$596,164	1.6%
		Mosaic Solar Loan Trust
		Series–2020 2A (Class A)
389,270	g	1.440%, 08/20/46	383,663	1.1
		Series–2021 3A (Class A)
420,000	g	1.440%, 06/20/52	411,049	1.1
		Sunrun Atlas Issuer LLC
		Series–2019 2 (Class A)
477,701	g	3.610%, 02/01/55	507,334	1.4
		Sunrun Callisto Issuer LLC
		Series–2019 1A (Class A)
410,547	g	3.980%, 06/30/54	438,347	1.2
		Series–2021 2A (Class A)
320,000	g	2.270%, 01/30/57	319,877	0.9
		Tesla Auto Lease Trust
		Series–2021 B (Class A3)
600,000	g	0.600%, 09/22/25	598,873	1.6
544,421	g	0.560%–2.200%, 04/20/22–03/20/25	548,925	1.5
		Toyota Auto Receivables Owner Trust
		Series–2021 B (Class A2)
1,000,000		0.140%, 01/16/24	999,467	2.7
		Vivint Colar Financing V LLC
		Series–2018 1A (Class B)
576,817	g	7.370%, 04/30/48	610,129	1.7
		Other	273,021	0.8
			6,033,880	16.6
OTHER MORTGAGE BACKED
		Natixis Commercial Mortgage Securities Trust
500,000	g,i	1.584%–4.334%, 07/15/36–07/15/36,
		LIBOR 1 M + 1.500%-LIBOR 1 M + 4.250%	498,389	1.4
		Other	616,917	1.7
			1,115,306	3.1
		TOTAL STRUCTURED ASSETS (Cost $7,073,028)	7,149,186	19.7
		TOTAL BONDS (Cost $33,247,560)	33,694,735	92.5

SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT
		Fixed Income Clearing Corp (FICC)
1,680,000	r	0.010%, 10/01/21	1,680,000	4.6
			1,680,000	4.6
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,680,000)	1,680,000	4.6
		TOTAL PORTFOLIO (Cost $35,909,101)	36,361,622	99.8
		OTHER ASSETS & LIABILITIES, NET	90,820	0.2
		NET ASSETS	$36,452,442	100.0%

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	55

Summary portfolio of investments (unaudited)	concluded

Short Duration Impact Bond Fund  ■  September 30, 2021

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/21, the aggregate value of these securities, including those in “Other,” is $13,998,868 or 38.4% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r	Agreement with Fixed Income Clearing Corporation, 0.010% dated 9/30/21 to be repurchased at $1,680,000 on 10/1/21, collateralized by U.S. Treasury Notes valued at $1,713,685.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

56	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Short-Term Bond Fund  ■  September 30, 2021

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
CAPITAL GOODS			$1,508,555	0.1%
COMMERCIAL & PROFESSIONAL SERVICES			1,316,962	0.1
CONSUMER SERVICES			6,131,477	0.3
HEALTH CARE EQUIPMENT & SERVICES			2,471,796	0.1
HOUSEHOLD & PERSONAL PRODUCTS			3,482,714	0.2
MATERIALS			5,044,887	0.2
MEDIA & ENTERTAINMENT			7,008,176	0.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			9,458,840	0.5
SOFTWARE & SERVICES			5,985,635	0.3
TECHNOLOGY HARDWARE & EQUIPMENT			2,793,809	0.1
TRANSPORTATION			1,772,332	0.1
UTILITIES			559,360	0.0
		TOTAL BANK LOAN OBLIGATIONS (Cost $47,697,206)	47,534,543	2.3

BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS			2,705,152	0.1
BANKS
		Bank of America Corp
$24,300,000		3.004%, 12/20/23	25,042,871	1.2
		Citigroup, Inc
23,600,000		0.981%, 05/01/25	23,676,430	1.1
		Dexia Credit Local S.A.
10,000,000	g	2.875%, 01/29/22	10,087,043	0.5
		JPMorgan Chase & Co
8,700,000		3.207%, 04/01/23	8,821,621	0.4
10,000,000		2.776%, 04/25/23	10,134,200	0.5
20,000,000		0.824%, 06/01/25	19,996,434	1.0
		Other	129,000,467	6.3
			226,759,066	11.0
CAPITAL GOODS			24,736,654	1.2
COMMERCIAL & PROFESSIONAL SERVICES			5,273,140	0.3
CONSUMER DURABLES & APPAREL			1,569,625	0.1
CONSUMER SERVICES			1,476,962	0.1
DIVERSIFIED FINANCIALS
		Federation des Caisses Desjardins du Quebec
10,000,000	g	0.700%, 05/21/24	9,987,140	0.5
		General Motors Financial Co, Inc
18,080,000		1.700%–3.950%, 01/14/22–04/13/24	18,613,303	0.9
		Other	96,921,659	4.7
			125,522,102	6.1
ENERGY			46,360,199	2.2
FOOD & STAPLES RETAILING			5,105,872	0.2
Principal		Issuer	Value	% of net assets
FOOD, BEVERAGE & TOBACCO			$10,439,319	0.5%
HEALTH CARE EQUIPMENT & SERVICES			9,112,667	0.4
INSURANCE			11,007,596	0.5
MATERIALS			30,160,591	1.5
MEDIA & ENTERTAINMENT			16,263,020	0.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		AbbVie, Inc
$18,000,000		2.300%, 11/21/22	18,371,056	0.9
		Other	25,386,317	1.2
			43,757,373	2.1
REAL ESTATE			28,472,318	1.4
RETAILING			3,813,039	0.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			8,559,800	0.4
SOFTWARE & SERVICES			17,497,652	0.8
TECHNOLOGY HARDWARE & EQUIPMENT			1,875,105	0.1
TELECOMMUNICATION SERVICES
		SBA Tower Trust
13,365,000	g	1.884%, 01/15/26	13,532,415	0.6
		Other	28,251,715	1.4
			41,784,130	2.0
TRANSPORTATION			2,225,339	0.1
UTILITIES
		Xcel Energy, Inc
10,950,000		0.500%, 10/15/23	10,962,264	0.5
		Other	46,571,709	2.3
			57,533,973	2.8

		TOTAL CORPORATE BONDS (Cost $715,383,368)	722,010,694	34.9

GOVERNMENT BONDS
AGENCY SECURITIES			22,528,057	1.1
FOREIGN GOVERNMENT BONDS
		CDP Financial, Inc
10,000,000	g	0.875%, 06/10/25	10,016,600	0.5
		International Development Association
8,900,000	g	2.750%, 04/24/23	9,239,777	0.4
		Kommunalbanken AS.
10,000,000	g	0.375%, 09/11/25	9,816,400	0.5
		Kreditanstalt fuer Wiederaufbau
9,000,000		0.625%, 01/22/26	8,888,156	0.4
		Mexico Government International Bond
10,000,000		2.659%, 05/24/31	9,647,300	0.5
		Ontario Teachers’ Finance Trust
15,000,000	g	1.625%, 09/12/24	15,419,865	0.7
		Province of British Columbia Canada
10,400,000		1.300%, 01/29/31	10,056,048	0.5
		Other	149,962,564	7.3
			223,046,710	10.8

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ Semiannual Report	57

Summary portfolio of investments (unaudited)	continued

Short-Term Bond Fund ■ September 30, 2021

Principal		Issuer	Value	% of net assets
MORTGAGE BACKED
		Government National Mortgage Association (GNMA)
$19,269,253		1.730%, 07/15/37	$19,319,446	0.9%
21,924,692		4.250%, 09/15/38	23,519,532	1.2
		Other	886	0.0
			42,839,864	2.1
MUNICIPAL BONDS
		City of New York NY
19,755,000		2.280%, 08/01/25	20,751,825	1.0
		Massachusetts Water Resources Authority
10,000,000		2.083%, 08/01/25	10,465,388	0.5
		Other	11,531,736	0.6
			42,748,949	2.1
U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
11,825,500	k	0.125%, 01/15/23	12,225,380	0.6
28,368,620	k	0.625%, 01/15/24	30,266,879	1.5
27,057,000	k	0.500%, 04/15/24	28,894,974	1.4
15,958,500	k	0.125%, 10/15/24	17,071,855	0.8
28,102,680	k	0.125%, 04/15/26	30,421,517	1.5
		United States Treasury Note
21,290,000		0.125%, 06/30/22	21,296,653	1.0
27,700,000		0.125%, 10/31/22	27,703,246	1.3
25,995,000		0.125%, 03/31/23	25,969,614	1.3
42,525,000		0.125%, 08/31/23	42,412,043	2.1
89,564,000		0.375%, 09/15/24	89,179,154	4.3
		Other	17,413,347	0.8
			342,854,662	16.6
		TOTAL GOVERNMENT BONDS (Cost $668,512,051)	674,018,242	32.7

STRUCTURED ASSETS
ASSET BACKED
		CarMax Auto Owner Trust
		Series–2021 1 (Class B)
8,600,000		0.740%, 10/15/26	8,527,561	0.4
		CF Hippolyta LLC
		Series–2020 1 (Class A1)
10,104,590	g	1.690%, 07/15/60	10,241,503	0.5
		Domino’s Pizza Master Issuer LLC
		Series–2021 1A (Class A2I)
10,972,500	g	2.662%, 04/25/51	11,284,295	0.5
		Invitation Homes Trust
		Series–2018 SFR3 (Class A)
9,032,917	g,i	1.084%, 07/17/37, LIBOR 1 M + 1.000%	9,048,057	0.4
		Taco Bell Funding LLC
		Series–2021 1A (Class A2I)
12,840,000	g	1.946%, 08/25/51	12,829,741	0.6
		TES LLC
		Series–2017 1A (Class A)
8,929,748	g	4.330%, 10/20/47	9,454,075	0.5
Principal		Issuer	Value	% of net assets
ASSET BACKED—continued
		Verizon Master Trust
		Series–2021 1 (Class C)
$10,185,000		0.890%, 05/20/27	$10,190,876	0.5%
		Verizon Owner Trust
		Series–2018 A (Class B)
10,905,000		3.380%, 04/20/23	11,008,588	0.5
		Series–2019 A (Class B)
9,000,000		3.020%, 09/20/23	9,193,039	0.4
		Series–2020 B (Class B)
17,500,000		0.680%, 02/20/25	17,534,331	0.9
		Other	156,169,018	7.6
			265,481,084	12.8
OTHER MORTGAGE BACKED
		COMM Mortgage Trust
21,323,264	g	3.397%–5.064%, 03/10/46–08/10/48	22,273,805	1.1
		Connecticut Avenue Securities
		Series–2017 C02 (Class 2ED3)
9,676,907	i	1.436%, 09/25/29, LIBOR 1 M + 1.350%	9,736,094	0.5
		0.936%–4.336%, 05/25/24–01/25/40,
		LIBOR 1 M + 0.850%-LIBOR 1 M +
22,381,609	g,i	4.250%	22,652,366	1.1
		GS Mortgage Securities Trust
		Series–2019 GC40 (Class DBB)
9,000,000	g,i	3.501%, 07/10/52	9,365,775	0.4
		Natixis Commercial Mortgage Securities Trust
		Series–2019 MILE (Class A)
9,500,000	g,i	1.584%, 07/15/36, LIBOR 1 M + 1.500%	9,497,168	0.5
		Structured Agency Credit Risk Debt Note (STACR)
		Series–2017 DNA3 (Class M2B)
8,632,500	i	2.586%, 03/25/30, LIBOR 1 M + 2.500%	8,741,636	0.4
		Verus Securitization Trust Series–2020 1 (Class A1)
11,490,604	g	2.417%, 01/25/60	11,627,820	0.6
		Other	187,987,875	9.0
			281,882,539	13.6
		TOTAL STRUCTURED ASSETS (Cost $545,884,594)	547,363,623	26.4
		TOTAL BONDS (Cost $1,929,780,013)	1,943,392,559	94.0

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$26,031,000		0.000%, 10/13/21	26,030,826	1.2
23,972,000		0.000%, 10/22/21	23,971,720	1.2
10,000,000		0.000%, 10/25/21	9,999,867	0.5
			60,002,413	2.9
REPURCHASE AGREEMENT
		Fixed Income Clearing Corp (FICC)
32,795,000	r	0.010%, 10/01/21	32,795,000	1.6
			32,795,000	1.6
TREASURY DEBT			1,799,194	0.1

58	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Short-Term Bond Fund ■ September 30, 2021

Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
8,026,626	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.030%	$8,026,626	0.4%
			8,026,626	0.4
		TOTAL SHORT-TERM INVESTMENTS (Cost $102,622,738)	102,623,233	5.0
		TOTAL PORTFOLIO (Cost $2,080,099,957)	2,093,550,335	101.3
		OTHER ASSETS & LIABILITIES, NET	(24,980,339)	(1.3)
		NET ASSETS	$2,068,569,996	100.0%

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

c	Investments made with cash collateral received from securities on loan.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/21, the aggregate value of these securities, including those in “Other,” is $709,945,300 or 34.3% of net assets.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index. Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security.
i	Coupon rate reflects the rate at period end.
r	Agreement with Fixed Income Clearing Corporation, 0.010% dated 9/30/21 to be repurchased at $32,795,000 on 10/1/21, collateralized by U.S. Treasury Notes valued at $33,450,918.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 9/30/21, the aggregate value of securities on loan is $7,847,546. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of September 30, 2021 were as follows:

Description	Number of long (short contracts )	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
US Ultra Bond (CBT)	(35)	12/21/21	$(5,176,649)	$(5,083,750)	$92,899
US Long Bond (CBT)	(40)	12/21/21	(6,484,166)	(6,368,750)	115,416
US 10 Year Note (CBT)	(576)	12/21/21	(76,668,848)	(75,807,000)	861,848
US 5 Year Note (CBT)	(100)	12/31/21	(12,289,652)	(12,274,219)	15,433
Total	(751)		$(100,619,315)	$(99,533,719)	$1,085,596

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	59

Summary portfolio of investments (unaudited)

Short-Term Bond Index Fund  ■  September 30, 2021

Principal	Issuer	Value	% of net assets
BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS		$718,733	0.1%
BANKS
	Bank of America Corp
$1,950,000	2.881%, 04/24/23	1,976,704	0.2
	Other	85,756,008	6.8
		87,732,712	7.0
CAPITAL GOODS		20,888,365	1.7
COMMERCIAL & PROFESSIONAL SERVICES		799,453	0.1
CONSUMER DURABLES & APPAREL		1,097,425	0.1
CONSUMER SERVICES		2,454,211	0.2
DIVERSIFIED FINANCIALS		53,199,845	4.2
ENERGY		21,682,539	1.7
FOOD & STAPLES RETAILING		886,448	0.1
FOOD, BEVERAGE & TOBACCO		9,182,069	0.7
HEALTH CARE EQUIPMENT & SERVICES		10,784,436	0.9
HOUSEHOLD & PERSONAL PRODUCTS		970,651	0.1
INSURANCE		3,699,696	0.3
MATERIALS		5,297,129	0.4
MEDIA & ENTERTAINMENT		5,751,647	0.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		12,597,592	1.0
REAL ESTATE		3,070,938	0.2
RETAILING		4,129,315	0.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		5,237,569	0.4
SOFTWARE & SERVICES		13,222,609	1.0
TECHNOLOGY HARDWARE & EQUIPMENT		6,876,597	0.6
TELECOMMUNICATION SERVICES		2,950,838	0.2
TRANSPORTATION		2,859,329	0.2
UTILITIES		18,982,976	1.5
	TOTAL CORPORATE BONDS (Cost $293,632,515)	295,073,122	23.5

GOVERNMENT BONDS
AGENCY SECURITIES
	Federal Farm Credit Bank (FFCB)
4,000,000	0.125%, 02/03/23	3,997,430	0.3
2,000,000	0.125%, 04/13/23	1,997,942	0.2
	Federal Home Loan Bank (FHLB)
3,000,000	3.000%, 10/12/21	3,002,693	0.2
2,500,000	Federal Home Loan Mortgage Corp (FHLMC)
	0.375%, 04/20/23	2,507,002	0.2
	Federal National Mortgage Association (FNMA)
4,500,000	0.250%, 05/22/23	4,501,750	0.4
	Other	20,574,929	1.6
		36,581,746	2.9
Principal	Issuer	Value	% of net assets
FOREIGN GOVERNMENT BONDS
	European Investment Bank
$3,707,000	1.375%, 05/15/23	$3,773,195	0.3%
2,000,000	0.375%, 07/24/24	1,991,592	0.1
	Kreditanstalt fuer Wiederaufbau
2,000,000	1.750%, 08/22/22	2,028,493	0.2
5,100,000	1.625%, 02/15/23	5,198,337	0.4
	Other	57,554,999	4.6
		70,546,616	5.6
MUNICIPAL BONDS		283,602	0.0
U.S. TREASURY SECURITIES
	United States Treasury Note
10,000,000	1.500%, 09/15/22	10,133,594	0.8
14,000,000	0.125%, 09/30/22	14,004,375	1.1
17,400,000	1.375%, 10/15/22	17,628,375	1.4
9,250,000	0.125%, 10/31/22	9,251,084	0.7
20,000,000	1.625%, 11/15/22	20,337,500	1.6
27,250,000	0.125%, 11/30/22	27,245,742	2.2
31,000,000	1.625%, 12/15/22	31,555,820	2.5
8,000,000	0.125%, 12/31/22	7,997,500	0.6
22,000,000	1.500%, 01/15/23	22,382,422	1.8
7,000,000	0.125%, 01/31/23	6,996,445	0.6
12,000,000	1.375%, 02/15/23	12,198,750	1.0
17,000,000	0.125%, 02/28/23	16,987,383	1.4
21,500,000	0.250%, 04/15/23	21,515,957	1.7
13,500,000	0.125%, 04/30/23	13,482,070	1.1
21,500,000	0.125%, 05/15/23	21,468,926	1.7
20,500,000	0.125%, 05/31/23	20,467,168	1.6
18,000,000	0.250%, 06/15/23	18,004,219	1.4
29,000,000	0.125%, 06/30/23	28,950,156	2.3
17,600,000	0.125%, 07/15/23	17,563,563	1.4
13,800,000	0.125%, 07/31/23	13,770,352	1.1
16,500,000	0.125%, 08/15/23	16,458,750	1.3
11,000,000	0.125%, 08/31/23	10,970,781	0.9
6,750,000	0.125%, 09/15/23	6,729,434	0.5
10,500,000	0.250%, 09/30/23	10,491,797	0.8
33,750,000	0.125%, 10/15/23	33,628,711	2.7
46,250,000	0.250%, 11/15/23	46,184,961	3.7
33,250,000	0.125%, 12/15/23	33,094,141	2.6
16,600,000	0.125%, 01/15/24	16,511,164	1.3
48,243,000	0.125%, 02/15/24	47,965,979	3.8
42,000,000	0.250%, 03/15/24	41,853,984	3.3
34,000,000	0.375%, 04/15/24	33,961,484	2.7
33,000,000	0.250%, 05/15/24	32,841,445	2.6
41,000,000	0.250%, 06/15/24	40,772,578	3.2
35,000,000	0.375%, 07/15/24	34,904,297	2.8
53,000,000	0.375%, 08/15/24	52,809,531	4.2
29,500,000	0.375%, 09/15/24	29,373,242	2.3
5,000,000	0.250%, 08/31/25	4,897,852	0.4
4,000,000	0.250%, 09/30/25	3,914,219	0.3
	Other	2,762,881	0.3
		852,068,632	67.7
	TOTAL GOVERNMENT BONDS (Cost $958,958,500)	959,480,596	76.2

	TOTAL BONDS (Cost $1,252,591,015)	1,254,553,718	99.7

60	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Short-Term Bond Index Fund ■ September 30, 2021

Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			$964,989	0.1%
REPURCHASE AGREEMENT
		Fixed Income Clearing Corp (FICC)
$19,390,000	r	0.010%, 10/01/21	19,390,000	1.5
			19,390,000	1.5
Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
		State Street Navigator Securities Lending Government Money Market Portfolio
2,927,336	c	0.030%	2,927,336	0.3
			2,927,336	0.3
		TOTAL SHORT-TERM INVESTMENTS (Cost $23,282,314)	23,282,325	1.9
		TOTAL PORTFOLIO (Cost $1,275,873,329)	1,277,836,043	101.6
		OTHER ASSETS & LIABILITIES, NET	(20,090,901)	(1.6)
		NET ASSETS	$1,257,745,142	100.0%

c	Investments made with cash collateral received from securities on loan.
r	Agreement with Fixed Income Clearing Corporation, 0.010% dated 9/30/21 to be repurchased at $19,390,000 on 10/1/21, collateralized by U.S. Treasury Notes valued at $19,777,826.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 9/30/21, the aggregate value of securities on loan is $2,763,238. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

At 9/30/21, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, is $4,042,970 or 0.3% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	61

Summary portfolio of investments (unaudited)

Money Market Fund  ■  September 30, 2021

Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Agricultural Mortgage Corp (FAMC)
$14,000,000	0.000%, 10/20/21	$14,199,797	1.0%
	Federal Farm Credit Bank (FFCB)
13,570,000	0.000%, 11/04/21	13,569,393	1.0
10,000,000	0.000%, 12/06/21	9,999,083	0.7
30,261,000	0.000%, 10/06/21–01/18/22	31,059,620	2.2
	Federal Home Loan Bank (FHLB)
27,528,000	0.000%, 10/13/21	27,527,633	1.9
24,750,000	0.000%, 10/15/21	24,749,496	1.8
41,158,000	0.000%, 10/22/21	41,156,962	2.9
26,000,000	0.030%, 10/25/21	25,999,788	1.8
31,745,000	0.000%, 10/27/21	31,743,827	2.2
10,000,000	0.050%, 11/05/21	9,999,988	0.7
17,000,000	0.000%, 11/05/21	16,999,266	1.2
14,000,000	0.000%, 11/08/21	13,999,335	1.0
21,734,000	0.000%, 11/10/21	21,732,983	1.5
16,146,000	0.000%, 11/12/21	16,145,143	1.1
51,000,000	0.000%, 11/17/21	50,997,859	3.6
30,062,000	0.000%, 11/19/21	30,060,210	2.1
19,067,000	0.000%, 11/24/21	19,065,917	1.3
34,666,000	0.000%, 11/30/21	34,664,267	2.4
19,100,000	0.000%, 12/01/21	19,098,724	1.3
14,105,000	0.000%, 12/03/21	14,103,994	1.0
17,533,000	0.000%, 12/08/21	17,531,675	1.2
11,000,000	0.000%, 12/10/21	10,999,205	0.8
9,806,000	0.000%, 12/17/21	9,805,015	0.7
10,028,000	0.000%, 12/22/21	10,027,177	0.7
13,000,000	0.040%, 12/22/21	12,999,987	0.9
13,374,000	0.000%, 12/29/21	13,372,843	0.9
82,614,000	0.000%, 10/04/21–12/27/21	100,836,811	7.0
	Federal Home Loan Mortgage Corp (FHLMC)
18,013,000	2.375%, 01/13/22	18,132,065	1.3
	Other	28,788,875	2.0
		689,366,938	48.2

TREASURY DEBT
	United States Cash Management Bill
10,458,000	0.000%, 10/26/21	10,457,652	0.7
94,114,000	0.000%, 11/02/21	94,110,020	6.6
22,647,000	0.000%, 11/09/21	22,645,798	1.6
68,195,000	0.000%, 11/16/21	68,190,860	4.8
15,753,000	0.000%, 12/21/21	15,751,497	1.1
44,789,000	0.000%, 12/28/21	44,784,244	3.1
14,569,000	0.000%, 11/23/21–12/07/21	14,567,812	1.0
	United States Treasury Bill
42,264,000	0.000%, 10/21/21	42,263,101	3.0
30,659,000	0.000%, 11/04/21	30,657,624	2.1
26,647,000	0.000%, 12/09/21	26,644,806	1.9
23,000,000	0.000%, 12/16/21	22,997,714	1.6
20,256,000	0.000%, 10/14/21–01/06/22	20,254,354	1.4
		413,325,482	28.9
Principal		Issuer	Value	% of net assets
VARIABLE RATE SECURITIES
		Federal Farm Credit Bank (FFCB)
$10,000,000	i	0.105%, 10/15/21, SOFR + 0.055%	$10,000,000	0.7%
10,000,000	i	0.120%, 02/17/22, SOFR + 0.070%	10,000,000	0.7
17,700,000	i	0.090%, 06/01/22, SOFR + 0.040%	17,700,265	1.2
20,500,000	i	0.055%, 07/12/22, SOFR + 0.005%	20,499,466	1.4
20,600,000	i	0.095%, 09/08/22, SOFR + 0.045%	20,601,378	1.4
19,909,000	i	0.060%, 11/16/22, SOFR + 0.010%	19,908,625	1.4
35,076,000		i 0.070%–1.950%, 11/02/21–09/27/23,
	i	SOFR + 0.020%–SOFR + 0.190%	34,280,948	2.4
		Federal Home Loan Bank (FHLB)
25,000,000	i	0.170%, 10/13/21, SOFR + 0.120%	25,000,000	1.7
15,000,000	i	0.130%, 02/22/22, SOFR + 0.080%	15,000,000	1.1
10,000,000	i	0.105%, 05/13/22, SOFR + 0.055%	10,000,000	0.7
10,825,000	i	0.095%, 07/29/22, SOFR + 0.045%	10,825,000	0.8
10,000,000	i	0.135%, 10/05/22, SOFR + 0.085%	10,000,000	0.7
36,500,000	i	0.110%, 12/08/22, SOFR + 0.060%	36,512,378	2.6
64,330,000	i	0.060%–3.000%, 10/12/21–08/11/23,
	i	SOFR + 0.030%–SOFR + 0.090%	46,156,109	3.2
		Federal Home Loan Mortgage Corp (FHLMC)
10,150,000	i	0.145%, 08/19/22, SOFR + 0.095%	10,150,080	0.8
		Federal National Mortgage Association (FNMA)
10,000,000	i	0.370%, 10/22/21, SOFR + 0.320%	10,000,000	0.7
14,352,000	i	0.160%–1.375%, 10/07/21–07/29/22,
		SOFR + 0.110%–SOFR + 0.190%	7,727,702	0.5
		Other	12,482,993	0.9
			326,844,944	22.9
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,429,537,364)	1,429,537,364	100.0
		TOTAL PORTFOLIO (Cost $1,429,537,364)	1,429,537,364	100.0
		OTHER ASSETS & LIABILITIES, NET	836,491	0.0

		NET ASSETS	$1,430,373,855	100.0%

Abbreviation(s):

SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

62	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

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TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	63

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  September 30, 2021

	Bond Index Fund	Core Bond Fund	Core Impact Bond Fund	Core Plus Bond Fund	5–15 Year Laddered Tax-Exempt Bond Fund	Green Bond Fund	High-Yield Fund	Inflation-Linked Bond Fund	Short Duration Impact Bond Fund	Short-Term Bond Fund	Short-Term Bond Index Fund	Money Market Fund
ASSETS
Portfolio investments, at value*†	$21,570,646,326	$12,684,149,463	$7,971,126,237	$6,606,542,198	$278,908,412	$55,236,935	$3,747,728,205	$3,734,517,211	$36,361,622	$2,093,550,335	$1,277,836,043	$1,429,537,364
Cash§	1,283,221	29,237,762	26,129,398	21,919,394	6,264,028	1,422	576,766	82,125	899	—	3,797	498
Receivable from securities transactions	137,377,489	10,814,735	7,632,050	5,351,977	—	33,271	5,679,752	—	—	3,871,822	27,598,442	—
Receivable for delayed delivery securities	—	1,007,457,806	442,978,379	405,055,893	—	—	4,814,510	—	—	—	—	—
Receivable from Fund shares sold	2,759,644	2,413,858	8,938,089	579,766	47,855	95,233	607,433	1,640,267	40,719	602,028	576,877	1,942,173
Dividends and interest receivable	93,259,258	54,913,411	36,021,323	33,604,055	3,325,775	345,975	45,203,974	8,278,588	149,371	6,669,180	2,589,491	367,831
Due from affiliates	678,870	1,228,755	—	791,911	4,825	18,460	186,346	429,835	18,103	226,075	66,328	210,958
Receivable for variation margin on centrally cleared swap contracts	—	186,038	—	227,380	—	—	—	—	—	—	—	—
Receivable for variation margin on open futures contracts	—	—	—	—	—	—	—	248,833	—	1,087,089	—	—
Unrealized appreciation on forward foreign currency contracts	—	49,849	260,068	37,387	—	—	—	—	—	—	—	—
Other	916,738	537,613	177,031	373,442	64,174	1,035	366,133	308,919	843	195,792	26,879	—
Total assets	21,806,921,546	13,790,989,290	8,493,262,575	7,074,483,403	288,615,069	55,732,331	3,805,163,119	3,745,505,778	36,571,557	2,106,202,321	1,308,697,857	1,432,058,824
LIABILITIES
Management fees payable	1,235,473	2,398,990	1,917,144	1,356,804	59,316	18,222	1,025,897	734,057	8,820	418,330	61,947	117,849
Service agreement fees payable	143,006	211,861	315,575	116,828	103	3,287	63,068	69,763	1,154	73,478	49,696	48,729
Distribution fees payable	11,059	22,618	74,923	63,066	56,626	1,587	58,346	32,953	592	32,762	823	63,815
Due to affiliates	42,801	25,223	19,856	19,684	6,524	9,211	16,350	16,045	9,180	13,891	12,447	11,272
Overdraft payable	—	—	—	—	—	—	—	—	—	40,960	—	—
Payable for collateral for securities loaned	71,866,360	29,530,512	30,035	13,678,548	—	—	28,424,688	—	—	8,026,626	2,927,336	—
Payable for securities transactions	76,701,026	13,810,852	33,527,996	250,393	1,483,900	300,000	18,421,617	—	—	20,367,304	43,363,831	—
Payable for delayed delivery securities	329,804,308	3,089,673,111	1,365,243,798	1,249,034,449	—	—	74,043,637	—	—	—	—	—
Payable for Fund shares redeemed	56,807,295	39,422,062	7,677,998	24,758,996	31,888	2,257	7,242,223	5,941,364	3,621	6,370,944	3,979,860	1,325,951
Income distribution payable	17,193,735	10,613,203	2,093,653	9,203,232	35,985	48,960	3,415,377	—	29,833	1,940,372	455,477	2,488
Payable for trustee compensation	924,866	537,307	179,700	375,656	64,272	1,047	364,740	308,315	857	196,436	27,173	446
Accrued expenses and other payables	820,645	619,277	299,405	303,802	74,495	66,919	218,781	159,281	65,058	151,222	74,125	114,419
Total liabilities	555,550,574	3,186,865,016	1,411,380,083	1,299,161,458	1,813,109	451,490	133,294,724	7,261,778	119,115	37,632,325	50,952,715	1,684,969
NET ASSETS	$21,251,370,972	$10,604,124,274	$7,081,882,492	$5,775,321,945	$286,801,960	$55,280,841	$3,671,868,395	$3,738,244,000	$36,452,442	$2,068,569,996	$1,257,745,142	$1,430,373,855
NET ASSETS CONSIST OF:
Paid-in-capital	$20,568,861,090	$10,374,422,251	$6,984,054,709	$5,576,004,806	$271,676,728	$53,665,663	$3,807,041,780	$3,409,223,829	$35,819,440	$2,054,244,347	$1,250,705,849	$1,430,329,002
Total distributable earnings (loss)	682,509,882	229,702,023	97,827,783	199,317,139	15,125,232	1,615,178	(135,173,385)	329,020,171	633,002	14,325,649	7,039,293	44,853
NET ASSETS	$21,251,370,972	$10,604,124,274	$7,081,882,492	$5,775,321,945	$286,801,960	$55,280,841	$3,671,868,395	$3,738,244,000	$36,452,442	$2,068,569,996	$1,257,745,142	$1,430,373,855
* Includes securities loaned of	$71,973,574	$28,860,133	$5,032,341	$13,363,822	$—	$—	$28,417,544	$—	$—	$7,847,546	$2,763,238	$—
† Portfolio investments, cost	$20,907,792,516	$12,495,596,100	$7,876,398,401	$6,499,158,802	$265,769,751	$53,803,441	$3,653,033,435	$3,483,094,364	$35,909,101	$2,080,099,957	$1,275,873,329	$1,429,537,364
§ Includes cash collateral for mortgage dollar rolls of	$—	$28,650,000	$25,927,560	$20,300,000	$—	$—	$—	$—	$—	$—	$—	$—

64	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	65

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Funds  ■  September 30, 2021

	Bond Index Fund	Core Bond Fund	Core Impact Bond Fund	Core Plus Bond Fund	5–15 Year Laddered Tax-Exempt Bond Fund	Green Bond Fund	High-Yield Fund	Inflation-Linked Bond Fund	Short Duration Impact Bond Fund	Short-Term Bond Fund	Short-Term Bond Index Fund	Money Market Fund
INSTITUTIONAL CLASS:
Net assets	$10,075,021,636	$4,327,317,443	$4,720,484,506	$1,663,281,781	$12,495,175	$29,698,333	$2,581,556,164	$1,299,006,951	$25,058,836	$512,306,323	$77,581,112	$868,193,408
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	896,107,531	401,884,504	444,725,557	152,019,445	1,142,704	2,763,724	268,387,619	104,975,415	2,447,847	49,007,377	7,688,447	868,163,381
Net asset value per share	$11.24	$10.77	$10.61	$10.94	$10.93	$10.75	$9.62	$12.37	$10.24	$10.45	$10.09	$1.00
ADVISOR CLASS:
Net assets	$21,116,962	$759,147,326	$1,543,927,332	$193,696,342	$803,213	$2,306,876	$10,890,866	$162,806,824	$2,919,325	$231,567,206	$715,996	$1,116,292
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,878,092	70,455,308	145,369,598	17,688,293	73,496	214,668	1,133,132	13,154,816	285,159	22,161,503	70,989	1,116,237
Net asset value per share	$11.24	$10.77	$10.62	$10.95	$10.93	$10.75	$9.61	$12.38	$10.24	$10.45	$10.09	$1.00
PREMIER CLASS:
Net assets	$29,578,849	$7,448,166	$29,732,438	$7,329,670	$—	$1,074,603	$16,405,545	$2,888,191	$1,023,719	$3,561,974	$658,115	$30,916,894
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,631,147	691,482	2,799,723	669,977	—	100,000	1,703,291	233,827	100,000	340,407	65,275	30,907,932
Net asset value per share	$11.24	$10.77	$10.62	$10.94	$—	$10.75	$9.63	$12.35	$10.24	$10.46	$10.08	$1.00
RETIREMENT CLASS:
Net assets	$673,974,939	$206,559,799	$441,137,058	$381,891,222	$—	$15,224,705	$294,639,150	$180,008,450	$5,187,744	$131,640,386	$246,167,764	$239,235,657
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	59,918,779	18,831,012	41,551,414	34,861,802	—	1,416,669	30,621,056	14,433,395	506,701	12,578,980	24,397,954	239,225,962
Net asset value per share	$11.25	$10.97	$10.62	$10.95	$—	$10.75	$9.62	$12.47	$10.24	$10.47	$10.09	$1.00
RETAIL CLASS:
Net assets	$34,682,461	$104,750,223	$346,601,158	$300,034,694	$273,503,572	$6,976,324	$272,173,345	$158,503,952	$2,262,818	$156,680,986	$3,588,296	$290,911,604
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,083,067	9,559,207	32,675,381	27,370,152	24,988,333	649,128	28,168,711	13,161,089	221,034	14,977,884	355,669	290,890,518
Net asset value per share	$11.25	$10.96	$10.61	$10.96	$10.95	$10.75	$9.66	$12.04	$10.24	$10.46	$10.09	$1.00
CLASS W:
Net assets	$10,416,996,125	$5,198,901,317	$—	$3,229,088,236	$—	$—	$496,203,325	$1,935,029,632	$—	$1,032,813,121	$929,033,859	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	926,401,734	482,781,434	—	295,133,985	—	—	51,581,832	156,377,157	—	98,805,687	92,069,990	—
Net asset value per share	$11.24	$10.77	$—	$10.94	$—	$—	$9.62	$12.37	$—	$10.45	$10.09	$—

66	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	67

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period ended September 30, 2021

	Bond Index Fund	Core Bond Fund	Core Impact Bond Fund	Core Plus Bond Fund	5–15 Year Laddered Tax-Exempt Bond Fund	Green Bond Fund	High-Yield Fund	Inflation-Linked Bond Fund	Short Duration Impact Bond Fund	Short-Term Bond Fund	Short-Term Bond Index Fund	Money Market Fund
INVESTMENT INCOME
Interest*	$202,210,194	$107,063,739	$66,423,072	$76,358,215	$3,385,166	$701,539	$91,182,944	$133,145,755	$313,085	$19,033,272	$3,968,451	$379,637
Income from securities lending, net	168,439	44,890	52,215	37,788	—	—	93,708	1,445	33	8,765	10,177	—
Dividends	—	538,896	1,581,615	473,138	—	38,469	—	—	—	—	—	—
Total income	202,378,633	107,647,525	68,056,902	76,869,141	3,385,166	740,008	91,276,652	133,147,200	313,118	19,042,037	3,978,628	379,637
EXPENSES
Management fees	9,319,176	13,319,643	11,178,180	8,158,843	359,495	107,272	6,207,454	4,256,514	51,284	2,555,680	388,729	697,913
Shareholder servicing – Institutional Class	3,186	1,697	18,817	1,226	149	53	3,287	822	51	723	251	313
Shareholder servicing – Advisor Class	9,825	511,065	447,818	82,634	444	199	5,379	65,222	181	110,355	442	200
Shareholder servicing – Premier Class	50	43	5,042	38	—	40	39	39	40	40	43	—
Shareholder servicing – Retirement Class	821,320	264,514	576,920	490,320	—	18,456	376,150	227,674	6,034	170,376	266,845	306,704
Shareholder servicing – Retail Class	19,232	29,969	21,667	100,520	43,857	11,076	58,497	53,834	9,105	47,169	10,009	160,225
Shareholder servicing – Class W	2,763	1,382	—	1,053	—	—	415	801	—	377	481	—
Distribution fees – Premier Class	22,580	7,014	22,739	5,850	—	811	13,800	4,312	772	2,510	517	22,924
Distribution fees – Retail Class	44,965	133,610	412,957	380,206	345,745	8,491	346,870	193,518	2,836	199,873	4,782	376,523
Custody and accounting fees	225,767	93,387	44,896	84,726	15,249	10,080	33,241	16,459	10,166	28,643	12,761	29,305
Trustee fees and expenses	105,755	47,728	34,318	29,864	1,470	274	19,163	17,795	178	10,884	5,907	6,958
Administrative service fees	95,504	57,047	43,289	43,529	15,272	21,154	35,526	35,488	21,072	31,049	28,545	23,262
Professional fees	78,461	49,221	41,627	47,362	17,690	22,170	35,821	25,962	24,646	34,659	32,217	22,117
Registration fees	55,508	49,617	62,603	42,269	27,805	39,086	47,122	41,616	38,032	43,902	39,478	53,052
Other expenses	420,880	274,490	1,062,125	89,767	10,799	11,274	63,263	118,911	4,991	31,379	46,739	30,581
Total expenses	11,224,972	14,840,427	13,972,998	9,558,207	837,975	250,436	7,246,027	5,058,967	169,388	3,267,619	837,746	1,730,077
Less: Expenses reimbursed by the investment adviser	(4,868,210)	(7,280,879)	—	(4,697,916)	(18,399)	(110,043)	(824,677)	(2,162,441)	(100,775)	(1,311,988)	(416,290)	(1,350,440)
Fee waiver by investment adviser and Nuveen Securities	—	—	—	—	—	—	(275,320)	(357,053)	—	—	—	—
Net expenses	6,356,762	7,559,548	13,972,998	4,860,291	819,576	140,393	6,146,030	2,539,473	68,613	1,955,631	421,456	379,637
Net investment income (loss)	196,021,871	100,087,977	54,083,904	72,008,850	2,565,590	599,615	85,130,622	130,607,727	244,505	17,086,406	3,557,172	—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	20,856,984	44,805,080	37,909,520	29,533,102	712,425	54,230	61,182,721	13,884,488	20,256	2,196,722	2,366,799	836
Futures contracts	—	—	—	—	—	—	—	(557,044)	—	(644,782)	—	—
Forward foreign currency contracts	—	71,641	387,020	43,820	—	—	—	—	—	—	—	—
Swap contracts	—	(1,081,048)	—	(4,622,562)	—	—	—	—	—	—	—	—
Foreign currency transactions	—	(478,421)	2,372	(434,527)	—	—	—	—	—	—	—	—
Net realized gain (loss) on total investments	20,856,984	43,317,252	38,298,912	24,519,833	712,425	54,230	61,182,721	13,327,444	20,256	1,551,940	2,366,799	836
Change in unrealized appreciation (depreciation) on:
Portfolio investments	146,578,229	39,702,254	44,371,389	32,829,328	155,284	514,154	(26,422,934)	(11,635,350)	(58,456)	(3,092,455)	(4,774,146)	—
Futures contracts	—	—	—	—	—	—	—	(102,339)	—	(720,915)	—	—
Forward foreign currency contracts	—	(44,428)	(245,966)	(33,320)	—	—	—	—	—	—	—	—
Swap contracts	—	617,034	—	1,401,553	—	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	(12,253)	(20,008)	(9,856)	—	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	146,578,229	40,262,607	44,105,415	34,187,705	155,284	514,154	(26,422,934)	(11,737,689)	(58,456)	(3,813,370)	(4,774,146)	—
Net realized and unrealized gain (loss) on total investments	167,435,213	83,579,859	82,404,327	58,707,538	867,709	568,384	34,759,787	1,589,755	(38,200)	(2,261,430)	(2,407,347)	836
Net increase (decrease) in net assets from operations	$363,457,084	$183,667,836	$136,488,231	$130,716,388	$3,433,299	$1,167,999	$119,890,409	$132,197,482	$206,305	$14,824,976	$1,149,825	$836
* Net of foreign withholding taxes of	$—	$124,411	$—	$62,017	$—	$—	$—	$—	$—	$4,284	$—	$—

68	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	69

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Bond Index Fund		Core Bond Fund		Core Impact Bond Fund		Core Plus Bond Fund		5-15 Year Laddered Tax-Exempt Bond Fund		Green Bond Fund
		September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
		2021	2021	2021	2021	2021	2021	2021	2021	2021	2021	2021	2021
		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$196,021,871	$378,482,804	$100,087,977	$182,250,354	$54,083,904	$107,165,048	$72,008,850	$144,506,285	$2,565,590	$5,472,576	$599,615	$1,025,864
Net realized gain (loss) on total investments		20,856,984	105,003,966	43,317,252	91,525,926	38,298,912	82,117,573	24,519,833	83,298,173	712,425	1,262,775	54,230	750,757
Net change in unrealized appreciation (depreciation) on total investments		146,578,229	(461,597,834)	40,262,607	93,017,936	44,105,415	43,811,152	34,187,705	130,781,908	155,284	9,721,080	514,154	849,043
Net increase (decrease) in net assets from operations		363,457,084	21,888,936	183,667,836	366,794,216	136,488,231	233,093,773	130,716,388	358,586,366	3,433,299	16,456,431	1,167,999	2,625,664

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(93,434,388)	(276,146,082)	(33,816,918)	(92,991,478)	(37,390,472)	(164,369,131)	(19,119,048)	(52,937,053)	(105,371)	(168,185)	(336,549)	(1,008,735)
	Advisor Class	(175,856)	(570,964)	(6,799,516)	(31,108,715)	(11,363,881)	(55,232,430)	(2,213,400)	(7,057,943)	(7,393)	(17,922)	(21,878)	(54,126)
	Premier Class	(256,039)	(760,730)	(83,027)	(514,276)	(223,177)	(1,434,983)	(83,294)	(290,226)	—	—	(11,778)	(43,940)
	Retirement Class	(5,260,764)	(14,523,431)	(1,769,598)	(8,635,361)	(3,240,285)	(21,278,761)	(3,998,064)	(13,174,662)	—	—	(160,546)	(454,533)
	Retail Class	(268,626)	(915,835)	(866,633)	(4,180,968)	(2,300,611)	(11,232,764)	(3,003,276)	(9,539,184)	(2,452,763)	(6,124,364)	(69,163)	(186,041)
	Class W	(96,964,835)	(227,534,145)	(56,487,956)	(185,991,035)	—	—	(41,502,666)	(100,167,200)	—	—	—	—
Total distributions		(196,360,508)	(520,451,187)	(99,823,648)	(323,421,833)	(54,518,426)	(253,548,069)	(69,919,748)	(183,166,268)	(2,565,527)	(6,310,471)	(599,914)	(1,747,375)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	1,359,376,599	2,456,814,994	1,703,506,033	1,428,940,925	829,788,028	1,729,736,040	141,410,914	434,746,403	4,968,726	4,668,192	2,630,012	5,401,351
	Advisor Class	3,185,308	14,768,747	139,180,491	164,685,889	375,737,250	857,862,283	13,026,509	46,635,258	129,329	76,220	741,334	465,033
	Premier Class	3,026,740	8,813,749	434,282	2,031,302	4,122,824	15,814,767	1,943,916	1,232,191	—	—	—	—
	Retirement Class	68,422,010	201,302,428	5,271,542	28,199,126	4,078,655	14,749,094	7,155,984	41,833,062	—	—	2,414,921	9,873,545
	Retail Class	2,545,161	15,173,942	3,737,156	13,674,368	59,960,670	131,698,861	6,184,938	22,198,451	7,162,025	17,297,942	1,774,691	5,095,909
	Class W	1,683,887,562	4,005,490,787	582,743,806	1,910,560,846	—	—	275,160,032	1,083,646,811	—	—	—	—
Reinvestments of distributions:	Institutional Class	90,887,943	270,182,073	28,171,870	76,139,941	28,967,469	128,091,744	9,154,394	33,541,251	105,131	164,607	74,384	63,718
	Advisor Class	174,925	567,980	6,475,836	29,097,804	7,481,381	31,788,074	1,109,428	3,351,025	6,385	15,417	9,018	7,490
	Premier Class	256,039	760,730	82,230	500,609	171,235	1,098,435	82,270	287,340	—	—	—	—
	Retirement Class	5,259,241	14,523,122	1,769,480	8,634,601	3,239,898	21,276,448	3,998,064	13,174,631	—	—	148,755	410,582
	Retail Class	258,009	885,879	818,638	3,946,957	2,235,974	10,850,665	2,809,986	8,942,620	2,250,420	5,639,132	57,743	142,107
	Class W	1	62,702,755	—	79,899,081	—	—	—	21,371,561	—	—	—	—
Redemptions:	Institutional Class	(1,172,673,537)	(2,850,311,486)	(248,873,715)	(435,201,323)	(362,764,844)	(895,504,284)	(113,125,072)	(298,734,074)	(655,679)	(1,924,566)	(1,015,150)	(373,666)
	Advisor Class	(1,143,666)	(13,078,849)	(148,868,051)	(364,694,452)	(141,957,833)	(524,644,076)	(31,001,041)	(61,987,935)	(73)	(418,058)	(26,682)	(158)
	Premier Class	(2,843,030)	(5,887,704)	(4,853,776)	(4,853,823)	(7,874,504)	(14,976,740)	(2,945,239)	(3,223,104)	—	—	—	—
	Retirement Class	(18,918,166)	(34,262,425)	(13,791,780)	(38,214,994)	(44,638,041)	(95,942,563)	(31,580,455)	(68,316,770)	—	—	(1,630,178)	(2,649,604)
	Retail Class	(4,467,931)	(8,652,039)	(8,285,717)	(18,358,964)	(24,245,061)	(70,385,109)	(14,530,002)	(40,119,963)	(8,815,464)	(25,271,282)	(1,268,447)	(1,734,083)
	Class W	(452,205,932)	(681,946,493)	(230,461,402)	(829,185,907)	—	—	(119,153,358)	(415,757,207)	—	—	—	—
Net increase (decrease) from shareholder transactions		1,565,027,276	3,457,848,190	1,817,056,923	2,055,801,986	734,303,101	1,341,513,639	149,701,268	822,821,551	5,150,800	247,604	3,910,401	16,702,224
Net increase (decrease) in net assets		1,732,123,852	2,959,285,939	1,900,901,111	2,099,174,369	816,272,906	1,321,059,343	210,497,908	998,241,649	6,018,572	10,393,564	4,478,486	17,580,513
NET ASSETS
Beginning of period		19,519,247,120	16,559,961,181	8,703,223,163	6,604,048,794	6,265,609,586	4,944,550,243	5,564,824,037	4,566,582,388	280,783,388	270,389,824	50,802,355	33,221,842
End of period		$21,251,370,972	$19,519,247,120	$10,604,124,274	$8,703,223,163	$7,081,882,492	$6,265,609,586	$5,775,321,945	$5,564,824,037	$286,801,960	$280,783,388	$55,280,841	$50,802,355

70	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	71

Statements of changes in net assets	continued

TIAA-CREF Funds  ■  For the period or year ended

		Bond Index Fund		Core Bond Fund		Core Impact Bond Fund		Core Plus Bond Fund		5-15 Year Laddered Tax-Exempt Bond Fund		Green Bond Fund
		September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
		2021	2021	2021	2021	2021	2021	2021	2021	2021	2021	2021	2021
		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	120,808,312	212,593,068	156,912,264	130,882,185	78,047,589	159,781,356	12,894,822	39,601,213	449,409	436,915	243,947	496,961
	Advisor Class	281,838	1,271,130	12,939,005	15,027,739	35,305,650	79,188,356	1,187,376	4,250,982	11,767	6,973	68,524	42,486
	Premier Class	268,091	760,651	40,222	186,215	387,427	1,458,864	177,265	111,856	—	—	—	—
	Retirement Class	6,064,519	17,385,750	479,585	2,526,492	384,077	1,356,443	651,589	3,802,018	—	—	224,166	904,324
	Retail Class	224,805	1,303,226	340,430	1,221,128	5,641,778	12,189,880	563,370	2,033,328	648,592	1,591,476	164,782	467,822
	Class W	149,297,237	346,154,733	54,027,716	174,118,451	—	—	25,138,904	98,562,739	—	—	—	—
Shares reinvested:	Institutional Class	8,051,179	23,346,381	2,608,076	6,942,626	2,720,968	11,835,090	834,262	3,041,603	9,544	15,177	6,896	5,853
	Advisor Class	15,493	49,033	599,258	2,650,746	702,393	2,935,530	101,052	304,210	580	1,425	835	687
	Premier Class	22,681	65,733	7,618	45,590	16,079	101,390	7,502	26,118	—	—	—	—
	Retirement Class	465,518	1,254,614	160,870	772,476	304,355	1,965,138	363,937	1,194,908	—	—	13,792	37,579
	Retail Class	22,840	76,497	74,492	353,481	210,193	1,003,502	255,622	810,686	204,052	520,327	5,353	13,008
	Class W	—	5,414,746	—	7,276,783	—	—	—	1,923,633	—	—	—	—
Shares redeemed:	Institutional Class	(104,369,238)	(245,929,801)	(23,002,556)	(39,781,010)	(34,095,664)	(83,146,337)	(10,297,152)	(27,352,873)	(59,334)	(180,027)	(93,810)	(34,476)
	Advisor Class	(101,352)	(1,128,848)	(13,839,749)	(33,363,140)	(13,340,900)	(48,707,008)	(2,830,317)	(5,666,333)	(7)	(39,263)	(2,465)	(15)
	Premier Class	(250,340)	(509,261)	(449,654)	(443,450)	(741,992)	(1,383,780)	(268,332)	(292,902)	—	—	—	—
	Retirement Class	(1,672,354)	(2,962,781)	(1,253,947)	(3,423,565)	(4,195,749)	(8,874,038)	(2,876,946)	(6,234,753)	—	—	(151,466)	(243,413)
	Retail Class	(396,273)	(745,599)	(754,851)	(1,649,105)	(2,283,287)	(6,521,498)	(1,322,157)	(3,665,830)	(797,695)	(2,338,800)	(117,855)	(159,392)
	Class W	(40,176,551)	(58,874,575)	(21,349,938)	(76,076,409)	—	—	(10,864,951)	(38,149,008)	—	—	—	—
Net increase (decrease) from shareholder transactions		138,556,405	299,524,697	167,538,841	187,267,233	69,062,917	123,182,888	13,715,846	74,301,595	466,908	14,203	362,699	1,531,424

72	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	73

Statements of changes in net assets	continued

TIAA-CREF Funds  ■  For the period or year ended

		High-Yield Fund		Inflation-Linked Bond Fund		Short Duration Impact Bond Fund		Short-Term Bond Fund		Short-Term Bond Index Fund		Money Market Fund
		September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
		2021	2021	2021	2021	2021	2021	2021	2021	2021	2021	2021	2021
		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$85,130,622	$194,549,033	$130,607,727	$50,168,853	$244,505	$601,656	$17,086,406	$34,796,670	$3,557,172	$11,152,228	$—	$1,477,342
Net realized gain (loss) on total investments		61,182,721	(75,148,118)	13,327,444	34,952,895	20,256	397,592	1,551,940	9,312,983	2,366,799	6,440,656	836	19,335
Net change in unrealized appreciation (depreciation) on total investments		(26,422,934)	545,888,369	(11,737,689)	165,959,791	(58,456)	980,867	(3,813,370)	35,813,951	(4,774,146)	(6,917,171)	—	—
Net increase (decrease) in net assets from operations		119,890,409	665,289,284	132,197,482	251,081,539	206,305	1,980,115	14,824,976	79,923,604	1,149,825	10,675,713	836	1,496,677

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(59,644,496)	(136,677,735)	(32,312,102)	(18,322,810)	(182,580)	(660,441)	(4,247,025)	(11,691,144)	(227,538)	(1,008,902)	—	(1,092,494)
	Advisor Class	(213,179)	(317,334)	(4,248,620)	(1,677,275)	(11,521)	(30,264)	(1,750,998)	(3,132,353)	(1,628)	(17,438)	—	(1,810)
	Premier Class	(413,058)	(1,028,780)	(151,225)	(90,185)	(6,869)	(27,415)	(23,591)	(72,374)	(1,475)	(10,323)	—	(180,624)
	Retirement Class	(6,593,585)	(15,172,810)	(4,629,410)	(2,046,885)	(30,177)	(106,548)	(889,926)	(2,027,413)	(355,669)	(1,568,583)	—	(141,850)
	Retail Class	(6,024,858)	(13,517,178)	(4,083,632)	(1,633,050)	(14,002)	(42,124)	(998,392)	(2,444,158)	(4,189)	(48,338)	—	(61,319)
	Class W	(12,234,082)	(27,886,439)	(53,479,358)	(25,359,464)	—	—	(9,158,839)	(16,803,651)	(2,966,677)	(10,844,607)	—	—
Total distributions		(85,123,258)	(194,600,276)	(98,904,347)	(49,129,669)	(245,149)	(866,792)	(17,068,771)	(36,171,093)	(3,557,176)	(13,498,191)	—	(1,478,097)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	330,729,462	1,222,458,027	339,936,695	252,784,435	1,149,889	1,366,411	68,746,930	245,990,712	6,568,582	31,834,826	295,181,010	442,102,990
	Advisor Class	6,532,200	7,973,217	55,449,874	47,012,800	1,952,276	85,467	43,239,631	121,218,722	105,371	1,253,362	300,852	92,843
	Premier Class	6,130,744	3,356,122	670,292	7,147,889	—	—	496,649	1,954,283	168,308	184,844	17,566,490	189,053,632
	Retirement Class	4,856,598	20,428,838	5,060,377	8,482,886	1,166,219	2,004,385	6,529,392	52,232,704	66,743,740	102,837,518	55,102,561	176,643,982
	Retail Class	27,617,272	45,326,476	15,164,293	28,240,214	216,287	1,129,866	3,466,697	10,137,654	134,102	2,319,801	41,798,678	131,431,955
	Class W	38,070,886	253,074,356	261,712,165	594,234,969	—	—	125,357,620	337,947,693	173,117,342	336,940,643	—	—
Reinvestments of distributions:	Institutional Class	49,525,536	117,068,736	30,655,890	17,546,587	21,668	52,403	2,631,224	8,290,525	227,538	1,008,778	—	1,089,610
	Advisor Class	198,528	294,228	2,389,314	704,677	3,956	1,340	957,547	1,401,068	1,393	15,997	—	1,683
	Premier Class	413,058	1,028,264	151,225	90,185	—	—	23,591	72,374	936	6,795	—	162,176
	Retirement Class	6,593,419	15,172,222	4,629,410	2,046,885	23,691	80,152	889,926	2,027,418	355,669	1,568,471	—	141,848
	Retail Class	5,584,346	12,611,107	3,661,126	1,455,235	7,585	15,443	929,495	2,261,446	4,070	47,504	—	60,308
	Class W	—	57	—	—	—	—	—	582,474	—	1,818,242	—	—
Redemptions:	Institutional Class	(525,983,157)	(1,243,758,639)	(292,076,499)	(845,770,706)	(38,301)	(444,397)	(224,767,993)	(219,612,183)	(6,399,106)	(10,057,422)	(238,289,652)	(721,317,556)
	Advisor Class	(4,239,210)	(5,357,880)	(19,742,133)	(74,266,672)	(109,496)	(35,749)	(42,713,004)	(65,633,564)	(85,154)	(1,212,889)	(202,326)	(301,415)
	Premier Class	(10,548,057)	(6,241,565)	(6,213,845)	(2,459,784)	—	—	(153,061)	(3,147,829)	(143,201)	(178,048)	(22,660,959)	(594,582,716)
	Retirement Class	(26,190,143)	(63,843,003)	(10,676,522)	(31,262,593)	(733,507)	(733,177)	(17,900,815)	(27,612,058)	(24,663)	(7,581,019)	(86,269,176)	(237,349,564)
	Retail Class	(40,524,462)	(86,368,883)	(12,040,965)	(37,204,304)	(165,472)	(216,967)	(9,860,387)	(27,434,464)	(860,864)	(1,153,267)	(61,898,401)	(152,538,312)
	Class W	(16,063,355)	(226,865,222)	(91,254,602)	(180,734,642)	—	—	(46,545,758)	(135,289,102)	(45,588,162)	(65,686,930)	—	—
Net increase (decrease) from shareholder transactions		(147,296,335)	66,356,458	287,476,095	(211,951,939)	3,494,795	3,305,177	(88,672,316)	305,387,873	194,325,901	393,967,206	629,077	(765,308,536)
Net increase (decrease) in net assets		(112,529,184)	537,045,466	320,769,230	(10,000,069)	3,455,951	4,418,500	(90,916,111)	349,140,384	191,918,550	391,144,728	629,913	(765,289,956)
NET ASSETS
Beginning of period		3,784,397,579	3,247,352,113	3,417,474,770	3,427,474,839	32,996,491	28,577,991	2,159,486,107	1,810,345,723	1,065,826,592	674,681,864	1,429,743,942	2,195,033,898
End of period		$3,671,868,395	$3,784,397,579	$3,738,244,000	$3,417,474,770	$36,452,442	$32,996,491	$2,068,569,996	$2,159,486,107	$1,257,745,142	$1,065,826,592	$1,430,373,855	$1,429,743,942

74	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	75

Statements of changes in net assets	concluded

TIAA-CREF Funds  ■  For the period or year ended

		High-Yield Fund		Inflation-Linked Bond Fund		Short Duration Impact Bond Fund		Short-Term Bond Fund		Short-Term Bond Index Fund		Money Market Fund
		September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
		2021	2021	2021	2021	2021	2021	2021	2021	2021	2021	2021	2021
		(unaudited)		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	34,372,754	132,386,946	27,050,254	20,863,995	112,036	133,194	6,561,376	23,523,971	649,917	3,134,042	295,181,010	442,102,990
	Advisor Class	680,329	868,826	4,457,935	3,882,496	190,394	8,420	4,128,327	11,606,447	10,429	123,074	300,853	92,843
	Premier Class	634,534	361,343	53,954	601,096	—	—	47,343	188,131	16,662	18,212	17,566,490	189,053,632
	Retirement Class	504,759	2,219,208	403,076	695,853	113,650	195,234	622,529	4,993,483	6,605,032	10,126,991	55,102,562	176,643,982
	Retail Class	2,857,834	4,897,348	1,247,859	2,394,559	21,076	109,891	330,536	969,690	13,275	228,273	41,798,679	131,431,955
	Class W	3,961,793	28,164,616	21,038,940	49,062,320	—	—	11,962,567	32,295,855	17,128,802	33,149,034	—	—
Shares reinvested:	Institutional Class	5,147,396	12,632,844	2,481,014	1,443,612	2,112	5,102	251,100	792,090	22,516	99,260	—	1,089,610
	Advisor Class	20,646	31,682	193,411	57,946	386	130	91,440	133,894	138	1,574	—	1,683
	Premier Class	42,877	111,053	12,302	7,430	—	—	2,249	6,913	92	669	—	162,176
	Retirement Class	685,058	1,639,517	372,011	167,054	2,309	7,804	84,834	193,472	35,195	154,357	—	141,847
	Retail Class	577,803	1,357,361	304,567	122,815	739	1,503	88,664	216,004	403	4,675	—	60,308
	Class W	—	6	—	—	—	—	—	55,421	—	179,314	—	—
Shares redeemed:	Institutional Class	(54,878,189)	(134,357,349)	(23,384,052)	(70,083,018)	(3,735)	(43,161)	(21,449,047)	(20,987,233)	(633,145)	(991,195)	(238,289,652)	(721,317,556)
	Advisor Class	(441,953)	(585,602)	(1,582,771)	(6,137,928)	(10,681)	(3,490)	(4,078,792)	(6,281,143)	(8,429)	(119,532)	(202,326)	(301,415)
	Premier Class	(1,091,956)	(670,159)	(504,298)	(202,960)	—	—	(14,593)	(299,786)	(14,165)	(17,576)	(22,660,959)	(594,582,716)
	Retirement Class	(2,724,244)	(6,897,819)	(848,868)	(2,571,756)	(71,482)	(71,390)	(1,706,822)	(2,636,569)	(2,440)	(744,216)	(86,269,176)	(237,349,564)
	Retail Class	(4,192,572)	(9,356,735)	(992,523)	(3,165,478)	(16,135)	(21,077)	(940,468)	(2,622,580)	(85,182)	(113,556)	(61,898,401)	(152,538,312)
	Class W	(1,672,003)	(24,192,680)	(7,318,940)	(14,922,941)	—	—	(4,444,995)	(12,972,205)	(4,511,653)	(6,466,461)	—	—
Net increase (decrease) from shareholder transactions		(15,515,134)	8,610,406	22,983,871	(17,784,905)	340,669	322,160	(8,463,752)	29,175,855	19,227,447	38,766,939	629,080	(765,308,537)

76	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	77

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

BOND INDEX FUND
Institutional Class:	9/30/21	#	$11.14	$0.10		$ 0.10	$0.20	$(0.10)	$ —	$(0.10)	$11.24
	3/31/21		11.40	0.24		(0.17)	0.07	(0.24)	(0.09)	(0.33)	11.14
	3/31/20		10.76	0.29		0.64	0.93	(0.29)	—	(0.29)	11.40
	3/31/19		10.58	0.29		0.18	0.47	(0.29)	—	(0.29)	10.76
	3/31/18		10.75	0.26		(0.17)	0.09	(0.26)	(0.00)[d]	(0.26)	10.58
	3/31/17		10.98	0.25		(0.23)	0.02	(0.25)	—	(0.25)	10.75
Advisor Class:	9/30/21	#	11.14	0.10		0.10	0.20	(0.10)	—	(0.10)	11.24
	3/31/21		11.41	0.23		(0.18)	0.05	(0.23)	(0.09)	(0.32)	11.14
	3/31/20		10.76	0.27		0.66	0.93	(0.28)	—	(0.28)	11.41
	3/31/19		10.59	0.28		0.17	0.45	(0.28)	—	(0.28)	10.76
	3/31/18		10.76	0.25		(0.17)	0.08	(0.25)	(0.00)[d]	(0.25)	10.59
	3/31/17		10.98	0.25		(0.22)	0.03	(0.25)	—	(0.25)	10.76
Premier Class:	9/30/21	#	11.14	0.10		0.10	0.20	(0.10)	—	(0.10)	11.24
	3/31/21		11.40	0.22		(0.16)	0.06	(0.23)	(0.09)	(0.32)	11.14
	3/31/20		10.76	0.27		0.64	0.91	(0.27)	—	(0.27)	11.40
	3/31/19		10.58	0.27		0.18	0.45	(0.27)	—	(0.27)	10.76
	3/31/18		10.75	0.25		(0.17)	0.08	(0.25)	(0.00)[d]	(0.25)	10.58
	3/31/17		10.98	0.23		(0.23)	0.00	(0.23)	—	(0.23)	10.75
Retirement Class:	9/30/21	#	11.15	0.09		0.10	0.19	(0.09)	—	(0.09)	11.25
	3/31/21		11.41	0.21		(0.17)	0.04	(0.21)	(0.09)	(0.30)	11.15
	3/31/20		10.77	0.26		0.64	0.90	(0.26)	—	(0.26)	11.41
	3/31/19		10.59	0.26		0.18	0.44	(0.26)	—	(0.26)	10.77
	3/31/18		10.75	0.24		(0.16)	0.08	(0.24)	(0.00)[d]	(0.24)	10.59
	3/31/17		10.98	0.22		(0.23)	(0.01)	(0.22)	—	(0.22)	10.75
Retail Class:	9/30/21	#	11.15	0.08		0.10	0.18	(0.08)	—	(0.08)	11.25
	3/31/21		11.41	0.21		(0.17)	0.04	(0.21)	(0.09)	(0.30)	11.15
	3/31/20		10.77	0.25		0.64	0.89	(0.25)	—	(0.25)	11.41
	3/31/19		10.59	0.26		0.18	0.44	(0.26)	—	(0.26)	10.77
	3/31/18		10.75	0.23		(0.16)	0.07	(0.23)	(0.00)[d]	(0.23)	10.59
	3/31/17		10.98	0.21		(0.23)	(0.02)	(0.21)	—	(0.21)	10.75
Class W:	9/30/21	#	11.15	0.11		0.09	0.20	(0.11)	—	(0.11)	11.24
	3/31/21		11.41	0.25		(0.16)	0.09	(0.26)	(0.09)	(0.35)	11.15
	3/31/20		10.76	0.30		0.65	0.95	(0.30)	—	(0.30)	11.41
	3/31/19	††	10.43	0.16		0.32	0.48	(0.15)	—	(0.15)	10.76

78	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

					Ratios and supplemental data
	For the
	period				Net assets at	Ratios to average net assets						Portfolio
	or year				end of period	Gross		Net		Net investment		turnover
	ended		Total return		(in thousands)	expenses		expenses		income (loss)		rate

BOND INDEX FUND
Institutional Class:	9/30/21	#	1.84%[b]		$10,075,022	0.10%[c]		0.10%[c]		1.85%[c]		11%
	3/31/21		0.46		9,712,952	0.11		0.11		2.09		29
	3/31/20		8.83		10,054,559	0.11		0.11		2.61		32
	3/31/19		4.55		6,445,380	0.11		0.11		2.75		20
	3/31/18		0.89		9,558,420	0.12		0.12		2.45		15
	3/31/17		0.15		7,372,654	0.12		0.12		2.27		14
Advisor Class:	9/30/21	#	1.79	[b]	21,117	0.20	[c]	0.20	[c]	1.75	[c]	11
	3/31/21		0.36		18,746	0.21		0.21		1.98		29
	3/31/20		8.73		17,005	0.22		0.22		2.48		32
	3/31/19		4.33		1,139	0.22		0.22		2.74		20
	3/31/18		0.78		282	0.20		0.20		2.30		15
	3/31/17		0.22		4,636	0.18		0.18		2.36		14
Premier Class:	9/30/21	#	1.76	[b]	29,579	0.25	[c]	0.25	[c]	1.70	[c]	11
	3/31/21		0.40		28,867	0.26		0.26		1.94		29
	3/31/20		8.58		25,927	0.27		0.27		2.46		32
	3/31/19		4.39		21,379	0.26		0.26		2.61		20
	3/31/18		0.74		33,640	0.27		0.27		2.30		15
	3/31/17		0.00		30,001	0.27		0.27		2.10		14
Retirement Class:	9/30/21	#	1.71	[b]	673,975	0.35	[c]	0.35	[c]	1.60	[c]	11
	3/31/21		0.30		613,853	0.36		0.36		1.84		29
	3/31/20		8.46		449,368	0.37		0.37		2.36		32
	3/31/19		4.29		258,787	0.36		0.36		2.53		20
	3/31/18		0.73		179,875	0.37		0.37		2.20		15
	3/31/17		(0.10)		139,123	0.37		0.37		2.02		14
Retail Class:	9/30/21	#	1.66	[b]	34,682	0.46	[c]	0.46	[c]	1.49	[c]	11
	3/31/21		0.24		36,033	0.42		0.42		1.78		29
	3/31/20		8.39		29,641	0.43		0.43		2.29		32
	3/31/19		4.20		21,544	0.44		0.44		2.43		20
	3/31/18		0.66		20,927	0.44		0.44		2.12		15
	3/31/17		(0.18)		21,467	0.44		0.44		1.94		14
Class W:	9/30/21	#	1.80	[b]	10,416,996	0.10	[c]	0.00	[c]	1.95	[c]	11
	3/31/21		0.66		9,108,797	0.11		0.00		2.19		29
	3/31/20		8.96		5,983,462	0.11		0.00		2.72		32
	3/31/19	††	4.69	[b]	4,605,482	0.11	[c]	0.00	[c]	2.97	[c]	20

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	79

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

CORE BOND FUND
Institutional Class:	9/30/21	#	$10.65	$0.10		$ 0.12	$0.22	$(0.10)	$—	$(0.10)	$10.77
	3/31/21		10.48	0.25		0.37	0.62	(0.25)	(0.20)	(0.45)	10.65
	3/31/20		10.29	0.30		0.19	0.49	(0.30)	—	(0.30)	10.48
	3/31/19		10.18	0.32		0.11	0.43	(0.32)	—	(0.32)	10.29
	3/31/18		10.30	0.31		(0.12)	0.19	(0.30)	(0.01)	(0.31)	10.18
	3/31/17		10.45	0.29		(0.05)	0.24	(0.29)	(0.10)	(0.39)	10.30
Advisor Class:	9/30/21	#	10.66	0.10		0.11	0.21	(0.10)	—	(0.10)	10.77
	3/31/21		10.49	0.24		0.36	0.60	(0.23)	(0.20)	(0.43)	10.66
	3/31/20		10.30	0.29		0.19	0.48	(0.29)	—	(0.29)	10.49
	3/31/19		10.18	0.31		0.12	0.43	(0.31)	—	(0.31)	10.30
	3/31/18		10.30	0.30		(0.11)	0.19	(0.30)	(0.01)	(0.31)	10.18
	3/31/17		10.46	0.29		(0.06)	0.23	(0.29)	(0.10)	(0.39)	10.30
Premier Class:	9/30/21	#	10.65	0.10		0.12	0.22	(0.10)	—	(0.10)	10.77
	3/31/21		10.49	0.23		0.36	0.59	(0.23)	(0.20)	(0.43)	10.65
	3/31/20		10.30	0.29		0.18	0.47	(0.28)	—	(0.28)	10.49
	3/31/19		10.18	0.31		0.12	0.43	(0.31)	—	(0.31)	10.30
	3/31/18		10.30	0.29		(0.11)	0.18	(0.29)	(0.01)	(0.30)	10.18
	3/31/17		10.46	0.27		(0.06)	0.21	(0.27)	(0.10)	(0.37)	10.30
Retirement Class:	9/30/21	#	10.85	0.09		0.12	0.21	(0.09)	—	(0.09)	10.97
	3/31/21		10.67	0.23		0.37	0.60	(0.22)	(0.20)	(0.42)	10.85
	3/31/20		10.48	0.28		0.19	0.47	(0.28)	—	(0.28)	10.67
	3/31/19		10.36	0.30		0.12	0.42	(0.30)	—	(0.30)	10.48
	3/31/18		10.49	0.28		(0.12)	0.16	(0.28)	(0.01)	(0.29)	10.36
	3/31/17		10.64	0.27		(0.05)	0.22	(0.27)	(0.10)	(0.37)	10.49
Retail Class:	9/30/21	#	10.84	0.09		0.12	0.21	(0.09)	—	(0.09)	10.96
	3/31/21		10.66	0.22		0.38	0.60	(0.22)	(0.20)	(0.42)	10.84
	3/31/20		10.47	0.28		0.18	0.46	(0.27)	—	(0.27)	10.66
	3/31/19		10.35	0.30		0.12	0.42	(0.30)	—	(0.30)	10.47
	3/31/18		10.48	0.28		(0.12)	0.16	(0.28)	(0.01)	(0.29)	10.35
	3/31/17		10.63	0.26		(0.05)	0.21	(0.26)	(0.10)	(0.36)	10.48
Class W:	9/30/21	#	10.65	0.12		0.12	0.24	(0.12)	—	(0.12)	10.77
	3/31/21		10.48	0.28		0.37	0.65	(0.28)	(0.20)	(0.48)	10.65
	3/31/20		10.29	0.33		0.19	0.52	(0.33)	—	(0.33)	10.48
	3/31/19	††	10.00	0.18		0.29	0.47	(0.18)	—	(0.18)	10.29

CORE IMPACT BOND FUND
Institutional Class:	9/30/21	#	10.48	0.09		0.13	0.22	(0.09)	—	(0.09)	10.61
	3/31/21		10.41	0.21		0.33	0.54	(0.21)	(0.26)	(0.47)	10.48
	3/31/20		10.28	0.28		0.20	0.48	(0.28)	(0.07)	(0.35)	10.41
	3/31/19		10.14	0.30		0.14	0.44	(0.30)	—	(0.30)	10.28
	3/31/18		10.18	0.27		(0.05)	0.22	(0.26)	—	(0.26)	10.14
	3/31/17		10.32	0.24		(0.06)	0.18	(0.25)	(0.07)	(0.32)	10.18
Advisor Class:	9/30/21	#	10.48	0.08		0.14	0.22	(0.08)	—	(0.08)	10.62
	3/31/21		10.42	0.20		0.32	0.52	(0.20)	(0.26)	(0.46)	10.48
	3/31/20		10.29	0.27		0.20	0.47	(0.27)	(0.07)	(0.34)	10.42
	3/31/19		10.15	0.30		0.14	0.44	(0.30)	—	(0.30)	10.29
	3/31/18		10.19	0.26		(0.05)	0.21	(0.25)	—	(0.25)	10.15
	3/31/17		10.32	0.21		(0.03)	0.18	(0.24)	(0.07)	(0.31)	10.19
Premier Class:	9/30/21	#	10.48	0.08		0.14	0.22	(0.08)	—	(0.08)	10.62
	3/31/21		10.42	0.19		0.32	0.51	(0.19)	(0.26)	(0.45)	10.48
	3/31/20		10.29	0.27		0.20	0.47	(0.27)	(0.07)	(0.34)	10.42
	3/31/19		10.15	0.28		0.14	0.42	(0.28)	—	(0.28)	10.29
	3/31/18		10.19	0.25		(0.05)	0.20	(0.24)	—	(0.24)	10.15
	3/31/17		10.31	0.23		(0.04)	0.19	(0.24)	(0.07)	(0.31)	10.19
Retirement Class:	9/30/21	#	10.48	0.07		0.14	0.21	(0.07)	—	(0.07)	10.62
	3/31/21		10.41	0.18		0.33	0.51	(0.18)	(0.26)	(0.44)	10.48
	3/31/20		10.29	0.26		0.19	0.45	(0.26)	(0.07)	(0.33)	10.41
	3/31/19		10.14	0.28		0.15	0.43	(0.28)	—	(0.28)	10.29
	3/31/18		10.19	0.24		(0.06)	0.18	(0.23)	—	(0.23)	10.14
	3/31/17		10.32	0.22		(0.05)	0.17	(0.23)	(0.07)	(0.30)	10.19
Retail Class:	9/30/21	#	10.47	0.07		0.14	0.21	(0.07)	—	(0.07)	10.61
	3/31/21		10.40	0.18		0.33	0.51	(0.18)	(0.26)	(0.44)	10.47
	3/31/20		10.28	0.25		0.19	0.44	(0.25)	(0.07)	(0.32)	10.40
	3/31/19		10.14	0.27		0.14	0.41	(0.27)	—	(0.27)	10.28
	3/31/18		10.18	0.24		(0.05)	0.19	(0.23)	—	(0.23)	10.14
	3/31/17		10.31	0.22		(0.06)	0.16	(0.22)	(0.07)	(0.29)	10.18

80	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data
														Portfolio
	For the													turnover rate
	period				Net assets at	Ratios to average net assets						Portfolio		excluding
	or year				end of period	Gross		Net		Net investment		turnover		mortgage
	ended		Total return		(in thousands)	expenses		expenses		income (loss)		rate		dollar rolls

CORE BOND FUND
Institutional Class:	9/30/21	#	2.11%[b]		$4,327,317	0.29%[c]		0.29%[c]		1.93%[c]		147%[f]		52%[f]
	3/31/21		5.84		2,825,828	0.29		0.29		2.27		229		117
	3/31/20		4.75		1,753,879	0.30		0.30		2.86		133		125
	3/31/19		4.38		954,430	0.30		0.30		3.16		138		125
	3/31/18		1.83		4,343,864	0.30		0.30		2.95		155		130
	3/31/17		2.29		3,777,813	0.31		0.31		2.75		277		179
Advisor Class:	9/30/21	#	1.94	[b]	759,147	0.42	[c]	0.42	[c]	1.80	[c]	147	[f]	52	[f]
	3/31/21		5.70		753,975	0.42		0.42		2.16		229		117
	3/31/20		4.61		906,706	0.43		0.43		2.73		133		125
	3/31/19		4.37		933,420	0.44		0.44		3.15		138		125
	3/31/18		1.74		5,148	0.38		0.38		2.95		155		130
	3/31/17		2.28		210	0.33		0.33		2.74		277		179
Premier Class:	9/30/21	#	2.03	[b]	7,448	0.44	[c]	0.44	[c]	1.77	[c]	147	[f]	52	[f]
	3/31/21		5.58		11,648	0.44		0.44		2.13		229		117
	3/31/20		4.60		13,685	0.45		0.45		2.71		133		125
	3/31/19		4.32		14,729	0.45		0.45		3.05		138		125
	3/31/18		1.67		25,584	0.45		0.45		2.79		155		130
	3/31/17		2.04		27,651	0.46		0.46		2.60		277		179
Retirement Class:	9/30/21	#	1.96	[b]	206,560	0.54	[c]	0.54	[c]	1.68	[c]	147	[f]	52	[f]
	3/31/21		5.51		210,938	0.54		0.54		2.03		229		117
	3/31/20		4.56		208,899	0.55		0.55		2.61		133		125
	3/31/19		4.20		197,645	0.55		0.55		2.98		138		125
	3/31/18		1.49		213,497	0.55		0.55		2.69		155		130
	3/31/17		2.04		224,159	0.56		0.56		2.50		277		179
Retail Class:	9/30/21	#	1.93	[b]	104,750	0.59	[c]	0.59	[c]	1.62	[c]	147	[f]	52	[f]
	3/31/21		5.47		107,280	0.58		0.58		1.99		229		117
	3/31/20		4.52		106,363	0.59		0.59		2.57		133		125
	3/31/19		4.16		92,455	0.60		0.60		2.93		138		125
	3/31/18		1.45		97,066	0.60		0.60		2.65		155		130
	3/31/17		1.99		90,587	0.61		0.61		2.45		277		179
Class W:	9/30/21	#	2.25	[b]	5,198,901	0.29	[c]	0.00	[c]	2.22	[c]	147	[f]	52	[f]
	3/31/21		6.15		4,793,554	0.29		0.00		2.56		229		117
	3/31/20		5.06		3,614,517	0.30		0.00		3.16		133		125
	3/31/19	††	4.77	[b]	3,741,378	0.30	[c]	0.00	[c]	3.64	[c]	138		125

CORE IMPACT BOND FUND
Institutional Class:	9/30/21	#	2.08	[b]	4,720,485	0.37	[c]	0.37	[c]	1.64	[c]	127		51
	3/31/21		5.13		4,169,777	0.35		0.35		1.92		293		186
	3/31/20		4.74		3,223,141	0.36		0.36		2.68		115	[f]	110	[f]
	3/31/19		4.47		1,961,314	0.37		0.37		3.02		90		82
	3/31/18		2.14		1,203,023	0.39		0.39		2.61		112		89
	3/31/17		1.73		618,298	0.40		0.40		2.36		182		115
Advisor Class:	9/30/21	#	2.15	[b]	1,543,927	0.43	[c]	0.43	[c]	1.58	[c]	127		51
	3/31/21		4.95		1,286,125	0.43		0.43		1.83		293		186
	3/31/20		4.64		930,083	0.46		0.46		2.58		115	[f]	110	[f]
	3/31/19		4.39		554,143	0.44		0.44		2.97		90		82
	3/31/18		2.09		239,374	0.44		0.44		2.55		112		89
	3/31/17		1.68		113,376	0.53		0.52		2.13		182		115
Premier Class:	9/30/21	#	2.09	[b]	29,732	0.55	[c]	0.55	[c]	1.45	[c]	127		51
	3/31/21		4.85		32,891	0.53		0.53		1.76		293		186
	3/31/20		4.57		30,850	0.53		0.53		2.51		115	[f]	110	[f]
	3/31/19		4.28		36,827	0.55		0.55		2.84		90		82
	3/31/18		1.99		30,079	0.54		0.54		2.44		112		89
	3/31/17		1.78		17,334	0.55		0.55		2.24		182		115
Retirement Class:	9/30/21	#	2.05	[b]	441,137	0.62	[c]	0.62	[c]	1.39	[c]	127		51
	3/31/21		4.87		472,112	0.60		0.60		1.69		293		186
	3/31/20		4.38		527,044	0.61		0.61		2.43		115	[f]	110	[f]
	3/31/19		4.31		467,437	0.62		0.62		2.77		90		82
	3/31/18		1.79		364,848	0.64		0.64		2.34		112		89
	3/31/17		1.58		263,594	0.65		0.65		2.12		182		115
Retail Class:	9/30/21	#	2.05	[b]	346,601	0.63	[c]	0.63	[c]	1.38	[c]	127		51
	3/31/21		4.87		304,704	0.61		0.61		1.67		293		186
	3/31/20		4.35		233,432	0.64		0.64		2.40		115	[f]	110	[f]
	3/31/19		4.18		172,447	0.65		0.65		2.72		90		82
	3/31/18		1.88		176,995	0.65		0.65		2.33		112		89
	3/31/17		1.56		107,219	0.67		0.67		2.10		182		115

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	81

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

CORE PLUS BOND FUND
Institutional Class:	9/30/21	#	$10.82	$0.13		$ 0.12	$0.25	$(0.13)	$—	$(0.13)	$10.94
	3/31/21		10.38	0.29		0.52	0.81	(0.29)	(0.08)	(0.37)	10.82
	3/31/20		10.35	0.32		0.03	0.35	(0.32)	—	(0.32)	10.38
	3/31/19		10.24	0.35		0.10	0.45	(0.34)	—	(0.34)	10.35
	3/31/18		10.36	0.33		(0.11)	0.22	(0.33)	(0.01)	(0.34)	10.24
	3/31/17		10.47	0.33		(0.02)	0.31	(0.32)	(0.10)	(0.42)	10.36
Advisor Class:	9/30/21	#	10.83	0.13		0.12	0.25	(0.13)	—	(0.13)	10.95
	3/31/21		10.39	0.29		0.51	0.80	(0.28)	(0.08)	(0.36)	10.83
	3/31/20		10.36	0.31		0.03	0.34	(0.31)	—	(0.31)	10.39
	3/31/19		10.25	0.34		0.11	0.45	(0.34)	—	(0.34)	10.36
	3/31/18		10.37	0.32		(0.11)	0.21	(0.32)	(0.01)	(0.33)	10.25
	3/31/17		10.48	0.30		0.01	0.31	(0.32)	(0.10)	(0.42)	10.37
Premier Class:	9/30/21	#	10.82	0.12		0.12	0.24	(0.12)	—	(0.12)	10.94
	3/31/21		10.38	0.28		0.51	0.79	(0.27)	(0.08)	(0.35)	10.82
	3/31/20		10.35	0.31		0.02	0.33	(0.30)	—	(0.30)	10.38
	3/31/19		10.24	0.33		0.11	0.44	(0.33)	—	(0.33)	10.35
	3/31/18		10.36	0.32		(0.12)	0.20	(0.31)	(0.01)	(0.32)	10.24
	3/31/17		10.47	0.31		(0.01)	0.30	(0.31)	(0.10)	(0.41)	10.36
Retirement Class:	9/30/21	#	10.84	0.12		0.11	0.23	(0.12)	—	(0.12)	10.95
	3/31/21		10.40	0.27		0.51	0.78	(0.26)	(0.08)	(0.34)	10.84
	3/31/20		10.37	0.30		0.02	0.32	(0.29)	—	(0.29)	10.40
	3/31/19		10.26	0.32		0.11	0.43	(0.32)	—	(0.32)	10.37
	3/31/18		10.37	0.31		(0.11)	0.20	(0.30)	(0.01)	(0.31)	10.26
	3/31/17		10.49	0.30		(0.02)	0.28	(0.30)	(0.10)	(0.40)	10.37
Retail Class:	9/30/21	#	10.84	0.11		0.12	0.23	(0.11)	—	(0.11)	10.96
	3/31/21		10.40	0.26		0.52	0.78	(0.26)	(0.08)	(0.34)	10.84
	3/31/20		10.38	0.29		0.01	0.30	(0.28)	—	(0.28)	10.40
	3/31/19		10.26	0.32		0.11	0.43	(0.31)	—	(0.31)	10.38
	3/31/18		10.38	0.30		(0.11)	0.19	(0.30)	(0.01)	(0.31)	10.26
	3/31/17		10.49	0.30		(0.02)	0.28	(0.29)	(0.10)	(0.39)	10.38
Class W:	9/30/21	#	10.82	0.15		0.12	0.27	(0.15)	—	(0.15)	10.94
	3/31/21		10.38	0.32		0.52	0.84	(0.32)	(0.08)	(0.40)	10.82
	3/31/20		10.36	0.36		0.01	0.37	(0.35)	—	(0.35)	10.38
	3/31/19	††	10.07	0.19		0.29	0.48	(0.19)	—	(0.19)	10.36

5–15 YEAR LADDERED TAX-EXEMPT BOND FUND
Institutional Class:	9/30/21	#	10.90	0.11		0.03	0.14	(0.11)	—	(0.11)	10.93
	3/31/21		10.50	0.24		0.43	0.67	(0.24)	(0.03)	(0.27)	10.90
	3/31/20		10.55	0.26		(0.03)	0.23	(0.26)	(0.02)	(0.28)	10.50
	3/31/19		10.26	0.27		0.30	0.57	(0.27)	(0.01)	(0.28)	10.55
	3/31/18		10.25	0.24		0.01	0.25	(0.24)	(0.00)[d]	(0.24)	10.26
	3/31/17		10.72	0.22		(0.29)	(0.07)	(0.23)	(0.17)	(0.40)	10.25
Advisor Class:	9/30/21	#	10.89	0.11		0.04	0.15	(0.11)	—	(0.11)	10.93
	3/31/21		10.50	0.23		0.42	0.65	(0.23)	(0.03)	(0.26)	10.89
	3/31/20		10.55	0.25		(0.02)	0.23	(0.26)	(0.02)	(0.28)	10.50
	3/31/19		10.26	0.26		0.30	0.56	(0.26)	(0.01)	(0.27)	10.55
	3/31/18		10.25	0.24		0.01	0.25	(0.24)	(0.00)[d]	(0.24)	10.26
	3/31/17		10.72	0.23		(0.30)	(0.07)	(0.23)	(0.17)	(0.40)	10.25
Retail Class:	9/30/21	#	10.91	0.10		0.04	0.14	(0.10)	—	(0.10)	10.95
	3/31/21		10.51	0.21		0.43	0.64	(0.21)	(0.03)	(0.24)	10.91
	3/31/20		10.56	0.23		(0.03)	0.20	(0.23)	(0.02)	(0.25)	10.51
	3/31/19		10.27	0.24		0.30	0.54	(0.24)	(0.01)	(0.25)	10.56
	3/31/18		10.26	0.21		0.01	0.22	(0.21)	(0.00)[d]	(0.21)	10.27
	3/31/17		10.73	0.20		(0.30)	(0.10)	(0.20)	(0.17)	(0.37)	10.26

82	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data
															Portfolio
	For the														turnover rate
	period				Net assets at		Ratios to average net assets						Portfolio		excluding
	or year				end of period		Gross		Net		Net investment		turnover		mortgage
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate		dollar rolls

CORE PLUS BOND FUND
Institutional Class:	9/30/21	#	2.28%[b]		$1,663,282		0.29%[c]		0.29%[c]		2.36%[c]		142%		72%
	3/31/21		7.83		1,608,213		0.30		0.30		2.66		169		84
	3/31/20		3.31		1,383,899		0.30		0.30		3.04		94	[f]	85	[f]
	3/31/19		4.56		1,185,094		0.30		0.30		3.39		106		90
	3/31/18		2.07		3,434,043		0.30		0.30		3.19		156		116
	3/31/17		3.02		2,921,905		0.31		0.31		3.12		246		154
Advisor Class:	9/30/21	#	2.23	[b]	193,696		0.38	[c]	0.38	[c]	2.28	[c]	142		72
	3/31/21		7.74		208,321		0.37		0.37		2.60		169		84
	3/31/20		3.24		211,366		0.38		0.38		2.93		94	[f]	85	[f]
	3/31/19		4.51		35,007		0.35		0.35		3.39		106		90
	3/31/18		1.99		24,604		0.37		0.37		3.17		156		116
	3/31/17		2.98		1,658		0.40		0.40		2.98		246		154
Premier Class:	9/30/21	#	2.20	[b]	7,330		0.44	[c]	0.44	[c]	2.21	[c]	142	[f]	72
	3/31/21		7.67		8,155		0.45		0.45		2.53		169		84
	3/31/20		3.16		9,431		0.45		0.45		2.89		94	[f]	85	[f]
	3/31/19		4.41		10,707		0.45		0.45		3.25		106		90
	3/31/18		1.92		22,115		0.46		0.46		3.02		156		116
	3/31/17		2.87		41,849		0.46		0.46		2.97		246		154
Retirement Class:	9/30/21	#	2.05	[b]	381,891		0.54	[c]	0.54	[c]	2.11	[c]	142		72
	3/31/21		7.55		397,965		0.55		0.55		2.42		169		84
	3/31/20		3.06		394,611		0.55		0.55		2.79		94	[f]	85	[f]
	3/31/19		4.30		436,641		0.55		0.55		3.18		106		90
	3/31/18		1.92		426,965		0.55		0.55		2.94		156		116
	3/31/17		2.67		333,416		0.56		0.56		2.87		246		154
Retail Class:	9/30/21	#	2.11	[b]	300,035		0.61	[c]	0.61	[c]	2.05	[c]	142		72
	3/31/21		7.48		302,270		0.61		0.61		2.36		169		84
	3/31/20		2.90		298,496		0.61		0.61		2.73		94	[f]	85	[f]
	3/31/19		4.33		256,549		0.62		0.62		3.11		106		90
	3/31/18		1.75		264,757		0.62		0.62		2.87		156		116
	3/31/17		2.69		263,847		0.63		0.63		2.80		246		154
Class W:	9/30/21	#	2.43	[b]	3,229,088		0.29	[c]	0.00	[c]	2.66	[c]	142		72
	3/31/21		8.14		3,039,900		0.30		0.00		2.95		169		84
	3/31/20		3.52		2,268,780		0.30		0.00		3.34		94	[f]	85	[f]
	3/31/19	††	4.82	[b]	2,370,116		0.31	[c]	0.00	[c]	3.84	[c]	106		90

5–15 YEAR LADDERED TAX-EXEMPT BOND FUND
Institutional Class:	9/30/21	#	1.31	[b]	12,495		0.32	[c]	0.30	[c]	2.06	[c]	5		5
	3/31/21		6.48		8,099		0.32		0.30		2.24		23		23
	3/31/20		2.21		4,946		0.33		0.30		2.43		21		21
	3/31/19		5.64		5,091		0.35		0.31		2.71		43		43
	3/31/18		2.48		1,401		0.38		0.35		2.31		29		29
	3/31/17		(0.63)		2,418		0.37		0.35		2.04		59		59
Advisor Class:	9/30/21	#	1.35	[b]	803		0.43	[c]	0.42	[c]	1.94	[c]	5		5
	3/31/21		6.30		666		0.40		0.38		2.16		23		23
	3/31/20		2.14		966		0.41		0.38		2.36		21		21
	3/31/19		5.58		228		0.41		0.38		2.58		43		43
	3/31/18		2.49		100		0.37		0.34		2.34		29		29
	3/31/17		(0.63)		99		0.38		0.36		2.15		59		59
Retail Class:	9/30/21	#	1.26	[b]	273,504		0.59	[c]	0.58	[c]	1.77	[c]	5		5
	3/31/21		6.18		272,018		0.59		0.58		1.97		23		23
	3/31/20		1.93		264,478		0.61		0.58		2.17		21		21
	3/31/19		5.34		265,913		0.63		0.60		2.34		43		43
	3/31/18		2.20		266,695		0.65		0.62		2.06		29		29
	3/31/17		(0.90)		281,643		0.65		0.63		1.87		59		59

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	83

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net	Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

GREEN BOND FUND
Institutional Class:	9/30/21	#	$10.62	$0.12	$0.13	$0.25	$(0.12)	$ —	$(0.12)	$10.75
	3/31/21		10.22	0.27	0.58	0.85	(0.27)	(0.18)	(0.45)	10.62
	3/31/20		10.33	0.33	(0.02)	0.31	(0.33)	(0.09)	(0.42)	10.22
	3/31/19		10.00	0.14	0.33	0.47	(0.14)	—	(0.14)	10.33
Advisor Class:	9/30/21	#	10.62	0.12	0.13	0.25	(0.12)	—	(0.12)	10.75
	3/31/21		10.22	0.27	0.58	0.85	(0.27)	(0.18)	(0.45)	10.62
	3/31/20		10.33	0.33	(0.02)	0.31	(0.33)	(0.09)	(0.42)	10.22
	3/31/19		10.00	0.13	0.33	0.46	(0.13)	—	(0.13)	10.33
Premier Class:	9/30/21	#	10.62	0.12	0.13	0.25	(0.12)	—	(0.12)	10.75
	3/31/21		10.22	0.26	0.58	0.84	(0.26)	(0.18)	(0.44)	10.62
	3/31/20		10.33	0.32	(0.02)	0.30	(0.32)	(0.09)	(0.41)	10.22
	3/31/19		10.00	0.13	0.33	0.46	(0.13)	—	(0.13)	10.33
Retirement Class:	9/30/21	#	10.63	0.12	0.12	0.24	(0.12)	—	(0.12)	10.75
	3/31/21		10.22	0.26	0.59	0.85	(0.26)	(0.18)	(0.44)	10.63
	3/31/20		10.33	0.31	(0.01)	0.30	(0.32)	(0.09)	(0.41)	10.22
	3/31/19		10.00	0.13	0.33	0.46	(0.13)	—	(0.13)	10.33
Retail Class:	9/30/21	#	10.63	0.11	0.12	0.23	(0.11)	—	(0.11)	10.75
	3/31/21		10.22	0.24	0.59	0.83	(0.24)	(0.18)	(0.42)	10.63
	3/31/20		10.33	0.30	(0.01)	0.29	(0.31)	(0.09)	(0.40)	10.22
	3/31/19		10.00	0.13	0.33	0.46	(0.13)	—	(0.13)	10.33

HIGH-YIELD FUND
Institutional Class:	9/30/21	#	9.53	0.22	0.09	0.31	(0.22)	—	(0.22)	9.62
	3/31/21		8.36	0.47	1.17	1.64	(0.47)	—	(0.47)	9.53
	3/31/20		9.61	0.54	(1.25)	(0.71)	(0.54)	—	(0.54)	8.36
	3/31/19		9.56	0.56	0.05	0.61	(0.56)	—	(0.56)	9.61
	3/31/18		9.80	0.51	(0.24)	0.27	(0.51)	—	(0.51)	9.56
	3/31/17		9.02	0.56	0.78	1.34	(0.56)	—	(0.56)	9.80
Advisor Class:	9/30/21	#	9.52	0.22	0.09	0.31	(0.22)	—	(0.22)	9.61
	3/31/21		8.35	0.46	1.17	1.63	(0.46)	—	(0.46)	9.52
	3/31/20		9.60	0.53	(1.25)	(0.72)	(0.53)	—	(0.53)	8.35
	3/31/19		9.56	0.55	0.03	0.58	(0.54)	—	(0.54)	9.60
	3/31/18		9.80	0.49	(0.23)	0.26	(0.50)	—	(0.50)	9.56
	3/31/17		9.01	0.53	0.81	1.34	(0.55)	—	(0.55)	9.80
Premier Class:	9/30/21	#	9.54	0.22	0.09	0.31	(0.22)	—	(0.22)	9.63
	3/31/21		8.37	0.46	1.17	1.63	(0.46)	—	(0.46)	9.54
	3/31/20		9.62	0.53	(1.25)	(0.72)	(0.53)	—	(0.53)	8.37
	3/31/19		9.57	0.54	0.05	0.59	(0.54)	—	(0.54)	9.62
	3/31/18		9.81	0.49	(0.24)	0.25	(0.49)	—	(0.49)	9.57
	3/31/17		9.02	0.54	0.79	1.33	(0.54)	—	(0.54)	9.81
Retirement Class:	9/30/21	#	9.53	0.21	0.09	0.30	(0.21)	—	(0.21)	9.62
	3/31/21		8.36	0.45	1.17	1.62	(0.45)	—	(0.45)	9.53
	3/31/20		9.61	0.52	(1.25)	(0.73)	(0.52)	—	(0.52)	8.36
	3/31/19		9.57	0.53	0.04	0.57	(0.53)	—	(0.53)	9.61
	3/31/18		9.81	0.48	(0.24)	0.24	(0.48)	—	(0.48)	9.57
	3/31/17		9.02	0.53	0.79	1.32	(0.53)	—	(0.53)	9.81
Retail Class:	9/30/21	#	9.57	0.21	0.09	0.30	(0.21)	—	(0.21)	9.66
	3/31/21		8.39	0.45	1.18	1.63	(0.45)	—	(0.45)	9.57
	3/31/20		9.65	0.52	(1.26)	(0.74)	(0.52)	—	(0.52)	8.39
	3/31/19		9.61	0.53	0.04	0.57	(0.53)	—	(0.53)	9.65
	3/31/18		9.85	0.48	(0.24)	0.24	(0.48)	—	(0.48)	9.61
	3/31/17		9.06	0.53	0.79	1.32	(0.53)	—	(0.53)	9.85
Class W:	9/30/21	#	9.53	0.24	0.09	0.33	(0.24)	—	(0.24)	9.62
	3/31/21		8.36	0.50	1.17	1.67	(0.50)	—	(0.50)	9.53
	3/31/20		9.61	0.57	(1.25)	(0.68)	(0.57)	—	(0.57)	8.36
	3/31/19	††	9.66	0.30	(0.05)	0.25	(0.30)	—	(0.30)	9.61

84	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data
	For the period				Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return		end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate

GREEN BOND FUND
Institutional Class:	9/30/21	#	2.40%[b]		$29,698		0.79%[c]		0.45%[c]		2.31%[c]		14%
	3/31/21		8.27		27,694		0.93		0.45		2.50		34
	3/31/20		2.94		21,857		1.21		0.45		3.15		37
	3/31/19		4.71	[b]	21,751		2.99	[c]	0.45	[c]	3.68	[c]	31	[b]
Advisor Class:	9/30/21	#	2.39	[b]	2,307		0.81	[c]	0.47	[c]	2.29	[c]	14
	3/31/21		8.25		1,570		0.94		0.46		2.49		34
	3/31/20		2.93		1,069		1.22		0.46		3.14		37
	3/31/19		4.66	[b]	1,033		3.37	[c]	0.60	[c]	3.53	[c]	31	[b]
Premier Class:	9/30/21	#	2.33	[b]	1,075		0.95	[c]	0.58	[c]	2.18	[c]	14
	3/31/21		8.16		1,062		1.08		0.55		2.41		34
	3/31/20		2.79		1,022		1.37		0.60		3.00		37
	3/31/19		4.66	[b]	1,033		3.52	[c]	0.60	[c]	3.53	[c]	31	[b]
Retirement Class:	9/30/21	#	2.24	[b]	15,225		1.04	[c]	0.58	[c]	2.18	[c]	14
	3/31/21		8.26		14,133		1.18		0.54		2.38		34
	3/31/20		2.77		6,457		1.47		0.62		2.96		37
	3/31/19		4.65	[b]	1,620		3.54	[c]	0.62	[c]	3.60	[c]	31	[b]
Retail Class:	9/30/21	#	2.16	[b]	6,976		1.36	[c]	0.73	[c]	2.03	[c]	14
	3/31/21		8.07		6,342		1.26		0.73		2.20		34
	3/31/20		2.69		2,816		1.59		0.71		2.87		37
	3/31/19		4.62	[b]	1,403		3.92	[c]	0.71	[c]	3.50	[c]	31	[b]

HIGH-YIELD FUND
Institutional Class:	9/30/21	#	3.31	[b]	2,581,556		0.35	[c]	0.34	[c]	4.64	[c]	38	[f]
	3/31/21		19.94		2,703,046		0.36		0.34		5.08		79
	3/31/20		(7.96)		2,281,685		0.36		0.35		5.63		42
	3/31/19		6.58		3,105,793		0.36		0.36		5.86		45
	3/31/18		2.72		2,844,390		0.36		0.36		5.19		40
	3/31/17		15.24		2,417,175		0.36		0.36		5.81		52
Advisor Class:	9/30/21	#	3.25	[b]	10,891		0.47	[c]	0.45	[c]	4.55	[c]	38	[f]
	3/31/21		19.84		8,320		0.45		0.44		4.95		79
	3/31/20		(8.08)		4,669		0.47		0.47		5.50		42
	3/31/19		6.34		13,910		0.47		0.47		5.80		45
	3/31/18		2.62		5,199		0.46		0.46		5.03		40
	3/31/17		15.17		5,133		0.43		0.43		5.55		52
Premier Class:	9/30/21	#	3.23	[b]	16,406		0.50	[c]	0.49	[c]	4.49	[c]	38	[f]
	3/31/21		19.74		20,200		0.51		0.49		4.95		79
	3/31/20		(8.09)		19,372		0.51		0.50		5.49		42
	3/31/19		6.41		32,528		0.51		0.51		5.54		45
	3/31/18		2.57		130,399		0.51		0.51		5.02		40
	3/31/17		15.06		144,573		0.51		0.51		5.64		52
Retirement Class:	9/30/21	#	3.18	[b]	294,639		0.60	[c]	0.59	[c]	4.39	[c]	38	[f]
	3/31/21		19.64		306,428		0.61		0.59		4.85		79
	3/31/20		(8.19)		294,164		0.61		0.60		5.39		42
	3/31/19		6.20		385,205		0.61		0.61		5.60		45
	3/31/18		2.47		418,842		0.61		0.61		4.93		40
	3/31/17		14.95		361,397		0.61		0.61		5.55		52
Retail Class:	9/30/21	#	3.16	[b]	272,173		0.64	[c]	0.63	[c]	4.34	[c]	38	[f]
	3/31/21		19.67		276,792		0.65		0.63		4.81		79
	3/31/20		(8.27)		268,804		0.64		0.63		5.35		42
	3/31/19		6.17		324,373		0.63		0.63		5.55		45
	3/31/18		2.47		623,780		0.62		0.62		4.91		40
	3/31/17		15.01		620,629		0.63		0.63		5.53		52
Class W:	9/30/21	#	3.48	[b]	496,203		0.35	[c]	0.00	[c]	4.97	[c]	38	[f]
	3/31/21		20.34		469,612		0.36		0.00		5.42		79
	3/31/20		(7.64)		378,659		0.36		0.00		6.00		42
	3/31/19	††	2.69	[b]	290,227		0.36	[c]	0.00	[c]	6.38	[c]	45

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	85

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

INFLATION-LINKED BOND FUND
Institutional Class:	9/30/21	#	$12.24	$0.45		$0.13	$0.58	$(0.45)	$ —	$(0.45)	$12.37
	3/31/21		11.54	0.16		0.71	0.87	(0.17)	—	(0.17)	12.24
	3/31/20		11.29	0.29		0.20	0.49	(0.24)	—	(0.24)	11.54
	3/31/19		11.28	0.24		0.05	0.29	(0.28)	—	(0.28)	11.29
	3/31/18		11.48	0.23		(0.20)	0.03	(0.23)	—	(0.23)	11.28
	3/31/17		11.53	0.27		(0.14)	0.13	(0.18)	—	(0.18)	11.48
Advisor Class:	9/30/21	#	12.24	0.45		0.14	0.59	(0.45)	—	(0.45)	12.38
	3/31/21		11.55	0.16		0.69	0.85	(0.16)	—	(0.16)	12.24
	3/31/20		11.29	0.21		0.28	0.49	(0.23)	—	(0.23)	11.55
	3/31/19		11.28	0.16		0.12	0.28	(0.27)	—	(0.27)	11.29
	3/31/18		11.48	0.21		(0.20)	0.01	(0.21)	—	(0.21)	11.28
	3/31/17		11.53	0.30		(0.18)	0.12	(0.17)	—	(0.17)	11.48
Premier Class:	9/30/21	#	12.22	0.44		0.13	0.57	(0.44)	—	(0.44)	12.35
	3/31/21		11.52	0.16		0.69	0.85	(0.15)	—	(0.15)	12.22
	3/31/20		11.26	0.28		0.20	0.48	(0.22)	—	(0.22)	11.52
	3/31/19		11.25	0.21		0.06	0.27	(0.26)	—	(0.26)	11.26
	3/31/18		11.45	0.22		(0.21)	0.01	(0.21)	—	(0.21)	11.25
	3/31/17		11.50	0.25		(0.14)	0.11	(0.16)	—	(0.16)	11.45
Retirement Class:	9/30/21	#	12.34	0.44		0.13	0.57	(0.44)	—	(0.44)	12.47
	3/31/21		11.63	0.14		0.71	0.85	(0.14)	—	(0.14)	12.34
	3/31/20		11.36	0.28		0.19	0.47	(0.20)	—	(0.20)	11.63
	3/31/19		11.36	0.17		0.09	0.26	(0.26)	—	(0.26)	11.36
	3/31/18		11.56	0.21		(0.21)	—	(0.20)	—	(0.20)	11.36
	3/31/17		11.61	0.24		(0.14)	0.10	(0.15)	—	(0.15)	11.56
Retail Class:	9/30/21	#	11.92	0.42		0.12	0.54	(0.42)	—	(0.42)	12.04
	3/31/21		11.25	0.13		0.67	0.80	(0.13)	—	(0.13)	11.92
	3/31/20		10.99	0.23		0.23	0.46	(0.20)	—	(0.20)	11.25
	3/31/19		11.00	0.16		0.08	0.24	(0.25)	—	(0.25)	10.99
	3/31/18		11.20	0.19		(0.20)	(0.01)	(0.19)	—	(0.19)	11.00
	3/31/17		11.25	0.23		(0.14)	0.09	(0.14)	—	(0.14)	11.20
Class W:	9/30/21	#	12.24	0.47		0.13	0.60	(0.47)	—	(0.47)	12.37
	3/31/21		11.54	0.21		0.68	0.89	(0.19)	—	(0.19)	12.24
	3/31/20		11.29	0.31		0.21	0.52	(0.27)	—	(0.27)	11.54
	3/31/19	††	11.13	0.02		0.26	0.28	(0.12)	—	(0.12)	11.29

SHORT DURATION IMPACT BOND FUND
Institutional Class:	9/30/21	#	10.25	0.08		(0.01)	0.07	(0.08)	—	(0.08)	10.24
	3/31/21		9.86	0.20		0.48	0.68	(0.20)	(0.09)	(0.29)	10.25
	3/31/20		10.08	0.28		(0.17)	0.11	(0.28)	(0.05)	(0.33)	9.86
	3/31/19	§	10.00	0.12		0.08	0.20	(0.12)	—	(0.12)	10.08
Advisor Class:	9/30/21	#	10.25	0.08		(0.01)	0.07	(0.08)	—	(0.08)	10.24
	3/31/21		9.86	0.20		0.48	0.68	(0.20)	(0.09)	(0.29)	10.25
	3/31/20		10.08	0.28		(0.17)	0.11	(0.28)	(0.05)	(0.33)	9.86
	3/31/19	§	10.00	0.11		0.08	0.19	(0.11)	—	(0.11)	10.08
Premier Class:	9/30/21	#	10.25	0.07		(0.01)	0.06	(0.07)	—	(0.07)	10.24
	3/31/21		9.86	0.19		0.48	0.67	(0.19)	(0.09)	(0.28)	10.25
	3/31/20		10.08	0.27		(0.17)	0.10	(0.27)	(0.05)	(0.32)	9.86
	3/31/19	§	10.00	0.11		0.08	0.19	(0.11)	—	(0.11)	10.08
Retirement Class:	9/30/21	#	10.25	0.06		(0.01)	0.05	(0.06)	—	(0.06)	10.24
	3/31/21		9.86	0.18		0.48	0.66	(0.18)	(0.09)	(0.27)	10.25
	3/31/20		10.08	0.25		(0.16)	0.09	(0.26)	(0.05)	(0.31)	9.86
	3/31/19	§	10.00	0.11		0.08	0.19	(0.11)	—	(0.11)	10.08
Retail Class:	9/30/21	#	10.25	0.06		(0.01)	0.05	(0.06)	—	(0.06)	10.24
	3/31/21		9.86	0.18		0.48	0.66	(0.18)	(0.09)	(0.27)	10.25
	3/31/20		10.08	0.25		(0.17)	0.08	(0.25)	(0.05)	(0.30)	9.86
	3/31/19	§	10.00	0.11		0.08	0.19	(0.11)	—	(0.11)	10.08

86	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data

	For the period				Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return		end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate

INFLATION-LINKED BOND FUND
Institutional Class:	9/30/21	#	3.86%[b]		$1,299,007		0.25%[c]		0.23%[c]		7.20%[c]		9%[f]
	3/31/21		7.53		1,209,995		0.25		0.23		1.31		27
	3/31/20		4.36		1,692,282		0.26		0.24		2.56		26
	3/31/19		2.67		1,634,250		0.26		0.26		2.12		21
	3/31/18		0.23		2,542,095		0.26		0.26		2.05		17
	3/31/17		1.12		2,163,413		0.26		0.26		2.31		28
Advisor Class:	9/30/21	#	3.81	[b]	162,807		0.34	[c]	0.32	[c]	7.22	[c]	9	[f]
	3/31/21		7.43		123,505		0.34		0.32		1.31		27
	3/31/20		4.38		141,821		0.34		0.32		1.79		26
	3/31/19		2.52		300		0.36		0.36		1.47		21
	3/31/18		0.12		270		0.42		0.41		1.88		17
	3/31/17		1.08		225		0.28		0.28		2.62		28
Premier Class:	9/30/21	#	3.79	[b]	2,888		0.40	[c]	0.38	[c]	6.96	[c]	9	[f]
	3/31/21		7.38		8,211		0.40		0.38		1.34		27
	3/31/20		4.26		3,068		0.41		0.39		2.42		26
	3/31/19		2.44		3,490		0.41		0.41		1.86		21
	3/31/18		0.08		10,811		0.41		0.41		1.90		17
	3/31/17		0.97		11,361		0.41		0.41		2.20		28
Retirement Class:	9/30/21	#	3.70	[b]	180,008		0.50	[c]	0.48	[c]	6.98	[c]	9	[f]
	3/31/21		7.29		178,970		0.50		0.48		1.17		27
	3/31/20		4.18		188,609		0.51		0.49		2.37		26
	3/31/19		2.31		222,321		0.51		0.51		1.50		21
	3/31/18		(0.03)		231,263		0.51		0.51		1.81		17
	3/31/17		0.84		235,188		0.57		0.55		2.07		28
Retail Class:	9/30/21	#	3.71	[b]	158,504		0.57	[c]	0.55	[c]	6.91	[c]	9	[f]
	3/31/21		7.12		150,264		0.56		0.54		1.13		27
	3/31/20		4.07		149,027		0.57		0.55		2.06		26
	3/31/19		2.32		101,245		0.58		0.58		1.46		21
	3/31/18		(0.14)		110,279		0.59		0.59		1.70		17
	3/31/17		0.83		121,954		0.58		0.58		2.03		28
Class W:	9/30/21	#	3.98	[b]	1,935,030		0.25	[c]	0.00	[c]	7.47	[c]	9	[f]
	3/31/21		7.77		1,746,530		0.25		0.00		1.71		27
	3/31/20		4.67		1,252,667		0.26		0.00		2.70		26
	3/31/19	††	2.56	[b]	1,132,698		0.26	[c]	0.00	[c]	0.31	[c]	21

SHORT DURATION IMPACT BOND FUND
Institutional Class:	9/30/21	#	0.65	[b]	25,059		0.88	[c]	0.35	[c]	1.49	[c]	38
	3/31/21		6.92		23,952		1.06		0.35		1.99		136
	3/31/20		1.08		22,112		1.18		0.35		2.77		103
	3/31/19	§	1.99	[b]	22,599		2.89	[c]	0.35	[c]	3.17	[c]	39	[b]
Advisor Class:	9/30/21	#	0.64	[b]	2,919		0.91	[c]	0.37	[c]	1.45	[c]	38
	3/31/21		6.92		1,077		1.06		0.35		1.99		136
	3/31/20		1.07		986		1.18		0.35		2.77		103
	3/31/19	§	1.93	[b]	1,008		3.27	[c]	0.50	[c]	3.01	[c]	39	[b]
Premier Class:	9/30/21	#	0.57	[b]	1,024		1.04	[c]	0.50	[c]	1.33	[c]	38
	3/31/21		6.76		1,025		1.21		0.50		1.84		136
	3/31/20		0.93		986		1.34		0.50		2.62		103
	3/31/19	§	1.93	[b]	1,008		3.42	[c]	0.50	[c]	3.01	[c]	39	[b]
Retirement Class:	9/30/21	#	0.54	[b]	5,188		1.13	[c]	0.58	[c]	1.26	[c]	38
	3/31/21		6.66		4,737		1.31		0.60		1.72		136
	3/31/20		0.83		3,260		1.43		0.60		2.51		103
	3/31/19	§	1.90	[b]	1,095		3.50	[c]	0.60	[c]	2.91	[c]	39	[b]
Retail Class:	9/30/21	#	0.52	[b]	2,263		1.93	[c]	0.60	[c]	1.23	[c]	38
	3/31/21		6.67		2,207		1.40		0.59		1.71		136
	3/31/20		0.74		1,233		1.61		0.68		2.44		103
	3/31/19	§	1.87	[b]	1,118		3.85	[c]	0.68	[c]	2.84	[c]	39	[b]

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	87

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

SHORT-TERM BOND FUND
Institutional Class:	9/30/21	#	$10.47	$0.08		$(0.02)	$0.06	$(0.08)	$ —	$(0.08)	$10.45
	3/31/21		10.22	0.17		0.26	0.43	(0.17)	(0.01)	(0.18)	10.47
	3/31/20		10.29	0.27		(0.07)	0.20	(0.27)	—	(0.27)	10.22
	3/31/19		10.25	0.26		0.04	0.30	(0.26)	—	(0.26)	10.29
	3/31/18		10.34	0.20		(0.08)	0.12	(0.20)	(0.01)	(0.21)	10.25
	3/31/17		10.34	0.19		—	0.19	(0.19)	(0.00)[d]	(0.19)	10.34
Advisor Class:	9/30/21	#	10.46	0.08		(0.01)	0.07	(0.08)	—	(0.08)	10.45
	3/31/21		10.21	0.16		0.27	0.43	(0.17)	(0.01)	(0.18)	10.46
	3/31/20		10.29	0.26		(0.08)	0.18	(0.26)	—	(0.26)	10.21
	3/31/19		10.24	0.27		0.03	0.30	(0.25)	—	(0.25)	10.29
	3/31/18		10.34	0.20		(0.09)	0.11	(0.20)	(0.01)	(0.21)	10.24
	3/31/17		10.33	0.19		0.01	0.20	(0.19)	(0.00)[d]	(0.19)	10.34
Premier Class:	9/30/21	#	10.48	0.07		(0.02)	0.05	(0.07)	—	(0.07)	10.46
	3/31/21		10.23	0.16		0.26	0.42	(0.16)	(0.01)	(0.17)	10.48
	3/31/20		10.30	0.26		(0.07)	0.19	(0.26)	—	(0.26)	10.23
	3/31/19		10.26	0.25		0.04	0.29	(0.25)	—	(0.25)	10.30
	3/31/18		10.35	0.18		(0.07)	0.11	(0.19)	(0.01)	(0.20)	10.26
	3/31/17		10.35	0.17		—	0.17	(0.17)	(0.00)[d]	(0.17)	10.35
Retirement Class:	9/30/21	#	10.48	0.07		(0.01)	0.06	(0.07)	—	(0.07)	10.47
	3/31/21		10.23	0.15		0.26	0.41	(0.15)	(0.01)	(0.16)	10.48
	3/31/20		10.30	0.25		(0.07)	0.18	(0.25)	—	(0.25)	10.23
	3/31/19		10.26	0.24		0.04	0.28	(0.24)	—	(0.24)	10.30
	3/31/18		10.35	0.17		(0.07)	0.10	(0.18)	(0.01)	(0.19)	10.26
	3/31/17		10.35	0.16		—	0.16	(0.16)	(0.00)[d]	(0.16)	10.35
Retail Class:	9/30/21	#	10.47	0.07		(0.01)	0.06	(0.07)	—	(0.07)	10.46
	3/31/21		10.23	0.14		0.25	0.39	(0.14)	(0.01)	(0.15)	10.47
	3/31/20		10.30	0.24		(0.07)	0.17	(0.24)	—	(0.24)	10.23
	3/31/19		10.26	0.23		0.04	0.27	(0.23)	—	(0.23)	10.30
	3/31/18		10.35	0.17		(0.08)	0.09	(0.17)	(0.01)	(0.18)	10.26
	3/31/17		10.34	0.16		0.01	0.17	(0.16)	(0.00)[d]	(0.16)	10.35
Class W:	9/30/21	#	10.46	0.10		(0.01)	0.09	(0.10)	—	(0.10)	10.45
	3/31/21		10.22	0.20		0.25	0.45	(0.20)	(0.01)	(0.21)	10.46
	3/31/20		10.29	0.30		(0.07)	0.23	(0.30)	—	(0.30)	10.22
	3/31/19	††	10.20	0.15		0.09	0.24	(0.15)	—	(0.15)	10.29

88	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data

	For the period				Net assets at		Ratios to average net assets						Portfolio	Portfolio turnover rate excluding
	or year ended		Total return		end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate	mortgage dollar rolls

SHORT-TERM BOND FUND
Institutional Class:	9/30/21	#	0.59%[b]		$ 512,306		0.26%[c]		0.26%[c]		1.55%[c]		69%	69%
	3/31/21		4.23		666,050		0.26		0.26		1.66		167	161
	3/31/20		1.95		616,292		0.27		0.27		2.63		139	139
	3/31/19		2.99		902,950		0.27		0.27		2.52		118	118
	3/31/18		1.14		1,462,512		0.27		0.27		1.95		77	77
	3/31/17		1.84		1,606,917		0.27		0.27		1.81		103	103
Advisor Class:	9/30/21	#	0.64	[b]	231,567		0.35	[c]	0.35	[c]	1.47	[c]	69	69
	3/31/21		4.15		230,355		0.35		0.35		1.57		167	161
	3/31/20		1.76		169,158		0.35		0.35		2.51		139	139
	3/31/19		3.00		7,875		0.40		0.40		2.72		118	118
	3/31/18		1.02		286		0.29		0.29		1.98		77	77
	3/31/17		1.94		100		0.28		0.28		1.81		103	103
Premier Class:	9/30/21	#	0.51	[b]	3,562		0.41	[c]	0.41	[c]	1.41	[c]	69	69
	3/31/21		4.07		3,199		0.41		0.41		1.55		167	161
	3/31/20		1.80		4,195		0.42		0.42		2.50		139	139
	3/31/19		2.83		8,522		0.42		0.42		2.39		118	118
	3/31/18		0.99		11,705		0.42		0.42		1.78		77	77
	3/31/17		1.69		14,966		0.42		0.42		1.66		103	103
Retirement Class:	9/30/21	#	0.56	[b]	131,640		0.51	[c]	0.51	[c]	1.31	[c]	69	69
	3/31/21		3.97		142,261		0.51		0.51		1.40		167	161
	3/31/20		1.70		112,810		0.52		0.52		2.37		139	139
	3/31/19		2.73		110,523		0.52		0.52		2.31		118	118
	3/31/18		0.89		100,591		0.52		0.52		1.69		77	77
	3/31/17		1.59		107,016		0.52		0.52		1.57		103	103
Retail Class:	9/30/21	#	0.53	[b]	156,681		0.57	[c]	0.57	[c]	1.25	[c]	69	69
	3/31/21		3.82		162,317		0.56		0.56		1.37		167	161
	3/31/20		1.65		173,174		0.57		0.57		2.31		139	139
	3/31/19		2.67		111,808		0.58		0.58		2.24		118	118
	3/31/18		0.84		126,010		0.57		0.57		1.65		77	77
	3/31/17		1.62		130,393		0.58		0.58		1.50		103	103
Class W:	9/30/21	#	0.82	[b]	1,032,813		0.26	[c]	0.00	[c]	1.82	[c]	69	69
	3/31/21		4.41		955,303		0.26		0.00		1.91		167	161
	3/31/20		2.22		734,717		0.27		0.00		2.90		139	139
	3/31/19	††	2.38	[b]	843,472		0.27	[c]	0.00	[c]	2.96	[c]	118	118

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	89

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

SHORT-TERM BOND INDEX FUND
Institutional Class:	9/30/21	#	$10.11	$0.03		$(0.02)	$ 0.01	$(0.03)	$ —	$(0.03)	$ 10.09
	3/31/21		10.12	0.13		0.02	0.15	(0.13)	(0.03)	(0.16)	10.11
	3/31/20		9.91	0.22		0.21	0.43	(0.22)	—	(0.22)	10.12
	3/31/19		9.84	0.20		0.08	0.28	(0.21)	—	(0.21)	9.91
	3/31/18		9.97	0.14		(0.13)	0.01	(0.14)	—	(0.14)	9.84
	3/31/17		10.03	0.10		(0.06)	0.04	(0.10)	—	(0.10)	9.97
Advisor Class:	9/30/21	#	10.11	0.02		(0.02)	0.00 [d]	(0.02)	—	(0.02)	10.09
	3/31/21		10.12	0.12		0.02	0.14	(0.12)	(0.03)	(0.15)	10.11
	3/31/20		9.91	0.21		0.21	0.42	(0.21)	—	(0.21)	10.12
	3/31/19		9.84	0.20		0.07	0.27	(0.20)	—	(0.20)	9.91
	3/31/18		9.97	0.13		(0.13)	—	(0.13)	—	(0.13)	9.84
	3/31/17		10.03	0.10		(0.06)	0.04	(0.10)	—	(0.10)	9.97
Premier Class:	9/30/21	#	10.10	0.02		(0.02)	0.00 [d]	(0.02)	—	(0.02)	10.08
	3/31/21		10.12	0.12		0.01	0.13	(0.12)	(0.03)	(0.15)	10.10
	3/31/20		9.90	0.21		0.22	0.43	(0.21)	—	(0.21)	10.12
	3/31/19		9.83	0.20		0.07	0.27	(0.20)	—	(0.20)	9.90
	3/31/18		9.97	0.13		(0.14)	(0.01)	(0.13)	—	(0.13)	9.83
	3/31/17		10.03	0.09		(0.06)	0.03	(0.09)	—	(0.09)	9.97
Retirement Class:	9/30/21	#	10.11	0.02		(0.02)	0.00 [d]	(0.02)	—	(0.02)	10.09
	3/31/21		10.12	0.10		0.03	0.13	(0.11)	(0.03)	(0.14)	10.11
	3/31/20		9.91	0.19		0.22	0.41	(0.20)	—	(0.20)	10.12
	3/31/19		9.84	0.19		0.07	0.26	(0.19)	—	(0.19)	9.91
	3/31/18		9.97	0.12		(0.13)	(0.01)	(0.12)	—	(0.12)	9.84
	3/31/17		10.03	0.08		(0.06)	0.02	(0.08)	—	(0.08)	9.97
Retail Class:	9/30/21	#	10.11	0.01		(0.02)	(0.01)	(0.01)	—	(0.01)	10.09
	3/31/21		10.12	0.10		0.02	0.12	(0.10)	(0.03)	(0.13)	10.11
	3/31/20		9.91	0.19		0.21	0.40	(0.19)	—	(0.19)	10.12
	3/31/19		9.84	0.18		0.07	0.25	(0.18)	—	(0.18)	9.91
	3/31/18		9.97	0.11		(0.13)	(0.02)	(0.11)	—	(0.11)	9.84
	3/31/17		10.03	0.07		(0.06)	0.01	(0.07)	—	(0.07)	9.97
Class W:	9/30/21	#	10.11	0.03		(0.02)	0.01	(0.03)	—	(0.03)	10.09
	3/31/21		10.12	0.14		0.02	0.16	(0.14)	(0.03)	(0.17)	10.11
	3/31/20		9.91	0.23		0.21	0.44	(0.23)	—	(0.23)	10.12
	3/31/19	††	9.80	0.12		0.11	0.23	(0.12)	—	(0.12)	9.91

90	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

				Ratios and supplemental data

	For the
	period			Net assets at	Ratios to average net assets						Portfolio
	or year			end of period	Gross		Net		Net investment		turnover
	ended		Total return	(in thousands)	expenses		expenses		income (loss)		rate

SHORT-TERM BOND INDEX FUND
Institutional Class:	9/30/21	#	0.10%[b]	$ 77,581	0.10%[c]		0.10%[c]		0.59%[c]		23%
	3/31/21		1.45	77,335	0.11		0.11		1.26		48
	3/31/20		4.41	54,735	0.13		0.12		2.21		66
	3/31/19		2.92	43,990	0.15		0.06		2.05		61
	3/31/18		0.11	328,156	0.18		0.08		1.45		57
	3/31/17		0.44	165,909	0.25		0.12		1.05		61
Advisor Class:	9/30/21	#	0.03 [b]	716	0.22	[c]	0.22	[c]	0.46	[c]	23
	3/31/21		1.32	696	0.24		0.24		1.14		48
	3/31/20		4.25	645	0.27		0.27		2.09		66
	3/31/19		2.78	868	0.29		0.23		2.08		61
	3/31/18		(0.03)	496	0.38		0.22		1.32		57
	3/31/17		0.44	171	0.25		0.12		1.05		61
Premier Class:	9/30/21	#	0.02 [b]	658	0.26	[c]	0.26	[c]	0.43	[c]	23
	3/31/21		1.30	633	0.26		0.26		1.14		48
	3/31/20		4.25	621	0.28		0.27		2.06		66
	3/31/19		2.77	636	0.31		0.24		2.02		61
	3/31/18		(0.14)	643	0.34		0.23		1.28		57
	3/31/17		0.28	362	0.41		0.27		0.85		61
Retirement Class:	9/30/21	#	(0.03)[b]	246,168	0.34	[c]	0.34	[c]	0.33	[c]	23
	3/31/21		1.20	179,545	0.36		0.36		0.98		48
	3/31/20		4.15	83,232	0.38		0.37		1.96		66
	3/31/19		2.66	52,082	0.40		0.34		1.96		61
	3/31/18		(0.14)	26,749	0.43		0.33		1.22		57
	3/31/17		0.19	10,687	0.50		0.37		0.80		61
Retail Class:	9/30/21	#	(0.09)[b]	3,588	0.87	[c]	0.47	[c]	0.22	[c]	23
	3/31/21		1.12	4,318	0.44		0.44		0.94		48
	3/31/20		4.05	3,115	0.50		0.47		1.87		66
	3/31/19		2.56	2,652	0.58		0.44		1.84		61
	3/31/18		(0.24)	1,990	0.64		0.44		1.06		57
	3/31/17		0.13	1,935	0.55		0.42		0.73		61
Class W:	9/30/21	#	0.14 [b]	929,034	0.09	[c]	0.00	[c]	0.68	[c]	23
	3/31/21		1.56	803,300	0.11		0.00		1.36		48
	3/31/20		4.53	532,333	0.13		0.00		2.33		66
	3/31/19	††	2.36 [b]	395,924	0.14	[c]	0.00	[c]	2.46	[c]	61	[b]

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	91

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain		Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from		Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment		investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations		income	gains	distributions	period

MONEY MARKET FUND
Institutional Class:	9/30/21	#	$1.00	$ —		$ —	$ —		$ —	$ —	$ —	$1.00
	3/31/21		1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
	3/31/20		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
Advisor Class:	9/30/21	#	1.00	—		—	—		—	—	—	1.00
	3/31/21		1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
	3/31/20		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
Premier Class:	9/30/21	#	1.00	—		—	—		—	—	—	1.00
	3/31/21		1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
	3/31/20		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
Retirement Class:	9/30/21	#	1.00	—		—	—		—	—	—	1.00
	3/31/21		1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
	3/31/20		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
Retail Class:	9/30/21	#	1.00	—		—	—		—	—	—	1.00
	3/31/21		1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
	3/31/20		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00

#	Unaudited
§	The Fund commenced operations on November 16, 2018.
††	Class W commenced operations on September 28, 2018.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[f]	Does not include in-kind transactions.

92	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

concluded

					Ratios and supplemental data

	For the
	period				Net assets at	Ratios to average net assets						Portfolio
	or year				end of period	Gross		Net		Net investment		turnover
	ended		Total return		(in thousands)	expenses		expenses		income (loss)		rate

MONEY MARKET FUND
Institutional Class:	9/30/21	#	0.00%[b]		$ 868,193	0.12%[c]		0.05%[c]		0.00%[c]		—%
	3/31/21		0.10		811,301	0.12		0.12		0.11		—
	3/31/20		1.87		1,089,417	0.13		0.13		1.83		—
	3/31/19		1.98		704,326	0.14		0.14		1.99		—
	3/31/18		0.96		487,762	0.15		0.15		0.95		—
	3/31/17		0.34		458,837	0.14		0.14		0.35		—
Advisor Class:	9/30/21	#	0.00	[b]	1,116	0.16	[c]	0.05	[c]	0.00	[c]	—
	3/31/21		0.15		1,018	0.08		0.07		0.15		—
	3/31/20		1.86		1,225	0.17		0.17		1.79		—
	3/31/19		1.94		1,426	0.23		0.23		2.14		—
	3/31/18		1.04		100	0.06		0.06		1.03		—
	3/31/17		0.29		100	0.19		0.19		0.29		—
Premier Class:	9/30/21	#	0.00	[b]	30,917	0.27	[c]	0.05	[c]	0.00	[c]	—
	3/31/21		0.04		36,011	0.27		0.16		0.07		—
	3/31/20		1.73		441,375	0.28		0.28		1.51		—
	3/31/19		1.83		28,209	0.29		0.28		1.82		—
	3/31/18		0.80		44,548	0.29		0.29		0.82		—
	3/31/17		0.19		32,044	0.29		0.29		0.19		—
Retirement Class:	9/30/21	#	0.00	[b]	239,236	0.37	[c]	0.05	[c]	0.00	[c]	—
	3/31/21		0.04		270,402	0.37		0.18		0.05		—
	3/31/20		1.72		330,963	0.38		0.28		1.68		—
	3/31/19		1.83		210,963	0.39		0.29		1.86		—
	3/31/18		0.70		126,187	0.40		0.40		0.71		—
	3/31/17		0.09		109,765	0.39		0.39		0.09		—
Retail Class:	9/30/21	#	0.00	[b]	290,912	0.48	[c]	0.05	[c]	0.00	[c]	—
	3/31/21		0.02		311,011	0.47		0.20		0.02		—
	3/31/20		1.54		332,054	0.47		0.46		1.53		—
	3/31/19		1.66		309,452	0.48		0.45		1.65		—
	3/31/18		0.62		303,155	0.48		0.48		0.61		—
	3/31/17		0.03		318,718	0.49		0.45		0.03		—

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	93

Notes to financial statements

TIAA-CREF Funds

Note 1—organization

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Bond Index Fund, Core Bond Fund, Core Impact Bond Fund, Core Plus Bond Fund, 5–15 Year Laddered Tax-Exempt Bond Fund, Green Bond Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short Duration Impact Bond Fund, Short-Term Bond Fund, Short-Term Bond Index Fund, and the Money Market Fund (collectively the “Funds” or individually, the “Fund”).

Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.

The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Foreign currency transactions and translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments” on the Statements of operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “change in Net unrealized appreciation (depreciation) of investments and foreign currency” on the Statements of operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation) on total investments” on the Statements of operations, when applicable.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

94	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Indemnification: Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

New accounting pronouncements: In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.

New rule issuance: In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on

March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

Note 3—valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Debt securities: Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by Advisors. These securities are generally classified as Level 2.

Exchange-traded equity securities, common and preferred stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities are valued at the last sale price or official closing price reported on

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	95

Notes to financial statements

the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are categorized as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and asked prices is utilized and the securities are generally classified as Level 2.

For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

Futures contracts: Futures contracts are valued using the closing settlement price and are generally classified as Level 1.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Board and are classified as Level 2.

Swap contracts: Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

As of September 30, 2021, 100% of the value of investments in the Money Market Fund was valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of September 30, 2021, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Bond Index
Corporate bonds	$—	$5,631,786,923	$—	$5,631,786,923
Government bonds	—	14,938,296,842	—	14,938,296,842
Structured assets	—	582,259,866	—	582,259,866
Short-term investments	71,866,360	346,436,335	—	418,302,695
Total	$71,866,360	$21,498,779,966	$—	$21,570,646,326
Core Bond
Bank loan obligations	$—	$204,629,366	$—	$204,629,366
Corporate bonds	—	4,794,034,671	2,202,172	4,796,236,843
Government bonds	—	3,907,555,171	—	3,907,555,171
Structured assets	—	1,408,751,053	4,010,681	1,412,761,734
Common stocks	—	572,131	—	572,131
Preferred stocks	21,601,780	–	—	21,601,780
Short-term investments	29,530,512	2,311,261,926	—	2,340,792,438
Forward foreign currency contracts**	—	49,849	—	49,849
Credit default swap contracts**	—	427,465	—	427,465
Total	$51,132,292	$12,627,281,632	$6,212,853	$12,684,626,777
Core Impact Bond
Bank loan obligations	$—	$23,477,313	$—	$23,477,313
Corporate bonds	—	3,128,914,359	—	3,128,914,359
Government bonds	—	3,001,387,367	21,775,046	3,023,162,413
Structured assets	—	665,035,245	19,110,793	684,146,038
Preferred stocks	59,357,350	—	—	59,357,350
Short-term investments	30,035	1,052,038,729	—	1,052,068,764
Forward foreign currency contracts**	—	260,068	—	260,068
Total	$59,387,385	$7,871,113,081	$40,885,839	$7,971,386,305

96	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

Fund	Level 1	Level 2	Level 3	Total
Core Plus Bond
Bank loan obligations	$—	$169,281,911	$—	$169,281,911
Corporate bonds	—	2,542,927,834	1,917,114	2,544,844,948
Government bonds	—	1,901,492,891	2,032,752	1,903,525,643
Structured assets	—	943,725,504	5,204,102	948,929,606
Common stocks	—	664,943	15	664,958
Preferred stocks	18,657,996	—	—	18,657,996
Short-term investments	13,678,548	1,006,958,588	—	1,020,637,136
Forward foreign currency contracts**	—	37,387	—	37,387
Credit default swap contracts**	—	522,457	—	522,457
Total	$32,336,544	$6,565,611,515	$9,153,983	$6,607,102,042
5–15 Year Laddered Tax-Exempt Bond
Long-term Municipal Bonds	—	277,501,468	1,406,944	278,908,412
Total	$—	$277,501,468	$1,406,944	$278,908,412
Green Bond
Bank loan obligations	$—	$986,887	$—	$986,887
Corporate bonds	—	26,291,652	—	26,291,652
Government bonds	—	15,218,005	—	15,218,005
Structured assets	—	10,756,119	453,772	11,209,891
Preferred stocks	1,420,500	—	—	1,420,500
Short-term investments	—	110,000	—	110,000
Total	$1,420,500	$53,362,663	$453,772	$55,236,935
High-Yield
Bank loan obligations	$—	$503,557,082	$—	$503,557,082
Corporate bonds	—	2,985,849,580	1,374,557	2,987,224,137
Common stocks	—	—	79	79
Preferred stocks	—	—	—	–
Rights / Warrants	—	—	12,643	12,643
Short-term investments	28,424,688	228,509,576	—	256,934,264
Total	$28,424,688	$3,717,916,238	$1,387,279	$3,747,728,205
Inflation-Linked Bond
Government bonds	$—	$3,712,535,282	$—	$3,712,535,282
Short-term investments	—	21,981,929	—	21,981,929
Futures contracts**	248,733	—	—	248,733
Total	$248,733	$3,734,517,211	$—	$3,734,765,944
Short Duration Impact Bond
Bank loan obligations	$—	$986,887	$—	$986,887
Corporate bonds	—	14,262,450	—	14,262,450
Government bonds	—	12,046,478	236,621	12,283,099
Structured assets	—	7,149,186	—	7,149,186
Short-term investments	—	1,680,000	—	1,680,000
Total	$—	$36,125,001	$236,621	$36,361,622
Short-Term Bond
Bank loan obligations	$—	$47,534,543	$—	$47,534,543
Corporate bonds	—	722,010,694	—	722,010,694
Government bonds	—	674,018,242	—	674,018,242
Structured assets	—	546,610,161	753,462	547,363,623
Short-term investments	8,026,626	94,596,607	—	102,623,233
Futures contracts**	1,085,595	—	—	1,085,595
Total	$9,112,221	$2,084,770,247	$753,462	$2,094,635,930
Short-Term Bond Index
Corporate bonds	$—	$295,073,122	$—	$295,073,122
Government bonds	—	959,480,596	—	959,480,596
Short-term investments	2,927,336	20,354,989	—	23,282,325
Total	$2,927,336	$1,274,908,707	$—	$1,277,836,043

**	Derivative instruments are not reflected in the market value of portfolio investments.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	97

Notes to financial statements

Note 4—investments

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.

Repurchase agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.

The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of assets and liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of assets and liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.

As of September 30, 2021, securities lending transactions (with the exception of Core Bond Fund and Core Plus Bond Fund) are for fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. For the Core Impact Bond Fund and the Core Plus Bond Fund all loans from securities lending activity are continuous, can be recalled at any time, and have no set maturity. As of September 30, 2021, the Core Bond Fund has $28,839,763 related to fixed income securities and $20,371 related to equity securities. The Core Plus Bond Fund has $13,252,498 related to fixed income securities and $111,323 related to equity securities. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent.

Such income is reflected separately in the Statements of operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

As of September 30, 2021, the total value of securities on loan and the total value of collateral received were as follows:

Fund	Aggregate value of securities on loan	Cash collateral received*	Non-cash collateral received	Total collateral received
Bond Index	$71,973,574	$71,866,360	$1,800,121	$73,666,481
Core Bond	28,860,133	29,530,512	—	29,530,512
Core Impact Bond	5,032,341	30,035	5,122,321	5,152,356
Core Plus Bond	13,363,822	13,678,548	—	13,678,548
High-Yield	28,417,544	28,424,688	1,171,259	29,595,947
Short-Term Bond	7,847,546	8,026,626	—	8,026,626
Short-Term Bond Index	2,763,238	2,927,336	—	2,927,336

*	May include cash and investment of cash collateral

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have segregated securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.

Treasury inflation-protected securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of operations.

Unfunded commitments: Pursuant to the terms of certain loan agreements, the Funds may have unfunded loan commitments. Unfunded commitments are contractual obligations pursuant to which a Fund agrees to invest in a loan at a future date. Each Fund segregates short-term securities or cash having an aggregate value at least equal to the amount of the unfunded loan commitments. If a Fund has unfunded commitments at the end of the reporting period, such amounts are recognized on the Statements of assets and liabilities as “Payable for unfunded loan commitments.”

Zero coupon securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

98	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended September 30, 2021 were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales
Bond Index	$1,083,168,075	$3,800,464,156	$713,318,226	$1,601,755,685
Core Bond	3,224,982,464	12,567,194,675	1,620,950,186	12,175,200,604
Core Impact Bond	1,331,463,892	7,885,081,640	662,875,192	7,710,920,769
Core Plus Bond	1,657,558,488	6,483,972,300	1,444,530,958	6,462,501,585
5–15 Year Laddered Tax-Exempt Bond	20,776,966	—	13,916,121	—
Green Bond	10,792,402	2,747,640	5,080,240	2,503,073
High-Yield	1,419,682,744	—	1,552,075,534	—
Inflation-Linked Bond	—	552,698,280	3,599,500	351,157,362
Short Duration Impact Bond	8,312,487	8,077,122	4,713,871	7,811,028
Short-Term Bond	388,841,254	1,019,959,005	286,115,047	1,096,874,783
Short-Term Bond Index	123,600,614	347,199,909	79,890,237	192,742,638

Note 5—derivative investments

Each of the Funds (other than the Money Market Fund) is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statements of operations, when applicable.

At September 30, 2021, the following Funds have invested in derivative contracts which are reflected in the Statements of assets and liabilities as follows:

	Asset derivatives		Liabilities derivatives
Derivative contract	Location	Fair value amount	Location	Fair value amount
Core Bond Fund
Foreign-exchange contracts	Forward foreign currency contracts	$49,849	—	—
Credit contracts	Credit default swap contracts*	427,465	—	—
Core Impact Bond Fund
Foreign-exchange contracts	Forward foreign currency contracts	260,068	—	—
Core Plus Bond Fund
Foreign-exchange contracts	Forward foreign currency contracts	37,387	—	—
Credit contracts	Credit default swap contracts*	522,457	—	—
Inflation Linked Bond Fund
Interest-rate contracts	Futures contracts*	248,733	—	—
Short-Term Bond Fund
Interest-rate contracts	Futures contracts*	1,085,596	—	—

*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swap contracts; however, the value reflected on the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures and swap contracts.

For the period ended September 30, 2021, the effect of derivative contracts on the Funds’ Statements of operations was as follows:

Derivative contracts	Location	Realized gain (loss )	Change in unrealized appreciation (depreciation )
Core Bond Fund
Foreign-exchange contracts	Forward foreign currency contracts	$ 71,641	$ (44,428)
Credit contracts	Swap contracts	(1,081,048)	617,034
Core Impact Bond Fund
Foreign-exchange contracts	Forward foreign currency contracts	387,020	(245,966)
Core Plus Bond Fund
Foreign-exchange contracts	Forward foreign currency contracts	43,820	(33,320)
Credit contracts	Swap contracts	(4,622,562)	1,401,553
Inflation-Linked Bond Fund
Interest-rate contracts	Futures contracts	(557,044)	(102,339)
Short-Term Bond Fund
Interest-rate contracts	Futures contracts	(644,782)	(720,915)

Futures contracts: Certain Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange- traded funds, guarantees the futures contracts against default. During the period ended September 30, 2021, the Inflation-Linked Bond Fund and the Short-Term Bond Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 5% of net assets. The futures contracts outstanding as of September 30, 2021 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Forward foreign currency contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	99

Notes to financial statements

or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of assets and liabilities. The Funds realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of assets and liabilities. During the period ended September 30, 2021, the Core Bond Fund, Core Impact Bond Fund and Core Plus Bond Fund had exposure to forwards contracts, based on underlying notional values, generally between 0% and 1% of net assets. The forward contracts outstanding as of September 30, 2021 are disclosed in the Summary portfolio of investments and the full Schedules of Investments.

Credit default swap contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against predefined credit events for the reference entity. As a seller in a credit default swap contract, the Funds are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Funds. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Funds could be required to make under the contract. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds keep the stream of payments with no payment obligations. When the Funds sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Funds.

Certain Funds may also buy credit default swap contracts, in which case the Funds function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Funds with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of assets and liabilities. Centrally cleared swaps initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of assets and liabilities.

Under the terms of the credit default swap contracts, the Funds receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the period ended September 30, 2021, the Core Bond Fund and the Core Plus Bond Fund had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets. The credit default swap contracts outstanding as of September 30, 2021 are disclosed in the Summary portfolio of investments and the full Schedule of investments.

Note 6—Income tax and other tax matters

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

100	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

Net unrealized appreciation (depreciation): At September 30, 2021, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Bond Index	$20,919,985,408	$824,889,210	$(174,228,292)	$650,660,918
Core Bond	12,508,231,739	254,989,372	(78,594,334)	176,395,038
Core Impact Bond	7,896,017,972	151,608,601	(76,240,268)	75,368,333
Core Plus Bond	6,507,537,518	162,692,816	(63,128,292)	99,564,524
5–15 Year Laddered Tax-Exempt Bond	265,769,751	17,434,366	(4,295,705)	13,138,661
Green Bond	53,803,441	1,751,920	(318,426)	1,433,494
High-Yield	3,653,044,895	124,142,314	(29,459,004)	94,683,310
Inflation-Linked Bond	3,484,328,846	253,120,354	(2,683,256)	250,437,098
Short Duration Impact Bond	35,909,101	500,678	(48,157)	452,521
Short-Term Bond	2,081,941,574	19,757,517	(7,063,160)	12,694,357
Short-Term Bond Index	1,275,910,428	3,613,068	(1,687,453)	1,925,615

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Distributions to shareholders: The tax character of distributions paid to shareholders during the year ended March 31, 2021 was as follows:

Fund	Ordinary income	Long-term capital gains	Total
Bond Index	$419,556,131	$100,895,056	$520,451,187
Core Bond	233,661,988	89,759,845	323,421,833
Core Impact Bond	178,604,823	74,943,246	253,548,069
Core Plus Bond	155,318,760	27,847,508	183,166,268
5–15 Year Laddered Tax-Exempt Bond*	5,473,935	836,536	6,310,471
Green Bond	1,185,576	561,798	1,747,374
High-Yield	194,600,276	—	194,600,276
Inflation-Linked Bond	49,129,669	—	49,129,669
Short Duration Impact Bond	821,666	45,126	866,792
Short-Term Bond	36,171,093	—	36,171,093
Short-Term Bond Index	11,299,288	2,198,903	13,498,191
Money Market	1,478,097	—	1,478,097

*	Includes ordinary income which will not be taxable for federal income tax purposes in 2021 of $5,363,478.

The tax character of the fiscal year 2022 distributions will be determined at the end of the fiscal year.

In certain circumstances, a fund may accept portfolio securities rather than cash as payment for a purchase of fund shares (in-kind purchase). During the period ended September 30, 2021 the Core Bond Fund received $745,850,572 of securities from in-kind purchase transactions. The High-Yield Fund received $99,710,817 of securities from in-kind purchase transactions. The Inflation-Linked Bond Fund received $244,032,469 of securities from in-kind purchase transactions.

Note 7—investment adviser and other transactions with affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional, and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees. The Management fees and Other expenses of Class W shares that have been waived by Advisors may be incurred directly or indirectly, all or in part, by investors in Class W shares.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of September 30, 2021, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	101

Notes to financial statements

	Investment management fee range		Investment management fee—effective rate	Service agreement fee	Distribution fee		Maximum expense amounts‡
Fund				Retirement Class	Premier Class	Retail Class	Institutional Class		Advisor Class		Premier Class		Retirement Class		Retail Class		Class W§
Bond Index	0.07%[f]		0.07%	0.25%	0.15%	0.25%	0.10%[h]		0.25%[h]		0.25%[h]		0.35%[h]		0.45%[h]		0.10%[h]
Core Bond*	0.25–0.30		0.27	0.25	0.15	0.25	0.35		0.50		0.50		0.60		0.70		0.35
Core Impact Bond*	0.30–0.35		0.33	0.25	0.15	0.25	0.40		0.55		0.55		0.65		0.75		—
Core Plus Bond*	0.25–0.30		0.28	0.25	0.15	0.25	0.35		0.50		0.50		0.60		0.70		0.35
5–15 Year Laddered Tax-Exempt Bond*	0.20-0.25		0.25	—	—	0.25	0.30		0.45		—		—		0.65		—
Green Bond*	0.35–0.40		0.40	0.25	0.15	0.25	0.45		0.60		0.60	[a]	0.70	[a]	0.80	[a]	—
High-Yield*	0.30–0.35		0.34	0.25	0.15	0.25	0.40	[b]	0.55	[b]	0.55	[b]	0.65	[b]	0.75	[b]	0.40	[b]
Inflation-Linked Bond*	0.20-0.25		0.24	0.25	0.15	0.25	0.30	[c]	0.45	[c]	0.45	[c]	0.55	[c]	0.65	[c]	0.30	[c]
Short Duration Impact
Bond*	0.25–0.30		0.30	0.25	0.15	0.25	0.35	[d]	0.50		0.50		0.60	[d]	0.70	[d]	—
Short-Term Bond*	0.20–0.25		0.24	0.25	0.15	0.25	0.30		0.45		0.45		0.55		0.65		0.30
Short-Term Bond Index	0.06	[g]	0.06	0.25	0.15	0.25	0.11	[i]	0.26	[i]	0.26	[i]	0.36	[i]	0.46	[i]	0.11	[i]
Money Market	0.10		0.10	0.25	0.15	0.25	0.15		0.30		0.30	[e]	0.40	[e]	0.50	[e]	0.15

*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2022. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.
§	Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.
[a]	Effective May 1, 2021, Advisors agreed to voluntarily waive a portion of the expense cap for the Green Bond Fund Premier, Retirement and Retial Classes. The expense caps are 0.585% for the Premier Class, 0.585% for the Retirement Class and 0.725% for the Retail Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[b]	Effective May 1, 2021, Advisors agreed to voluntarily waive a portion of the expense cap for the High-Yield Fund Institutional, Advisor, Premier, Retirement, Retail and Class W Classes. The expense caps are 0.385% for the Institutional Class, 0.535% for the Advisor Class, 0.535% for the Premier Class, 0.635% for the Retirement Class, 0.735% for the Retail Class and 0.385% for the Class W Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[c]	Effective May 1, 2021, Advisors agreed to voluntarily waive a portion of the expense cap for the Inflation-Linked Bond Fund Institutional, Advisor, Premier, Retirement, Retail and Class W Classes. The expense caps are 0.280% for the Institutional Class, 0.430% for the Advisor Class, 0.430% for the Premier Class, 0.530% for the Retirement Class, 0.630% for the Retail Class and 0.280% for the Class W Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[d]	Effective May 1, 2021, Advisors agreed to voluntarily waive a portion of the expense cap for the Short Duration Impact Bond Fund Institutional, Retirement and Retail Classes. The expense caps are 0.345% for the Institutional Class, 0.570% for the Retirement Class, and 0.605% for the Retail Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[e]	Effective May 1, 2021, Advisors agreed to voluntarily waive a portion of the expense cap for the Money Market Fund Premier, Retirement and Retail Classes. The expense caps are 0.240% for the Premier, 0.240% for the Retirement Class, and 0.395% for the Retail Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[f]	Prior to August 1, 2021 the Investment management fee range was 0.10%.
[g]	Prior to August 1, 2021 the Investment management fee range was 0.07%.
[h]	Prior to August 1, 2021, Advisors agreed to voluntarily waive a portion of the expense cap for the Bond Index Fund Institutional, Advisor, Premier, Retirement, Retail and Class W Classes. The expense caps were 0.130% for the Institutional Class, 0.280% for the Advisor Class, 0.280% for the Premier Class, 0.380% for the Retirement Class, 0.480% for the Retail Class and 0.130% for the Class W Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[i]	Prior to August 1, 2021, Advisors agreed to voluntarily waive a portion of the expense cap for the Bond Index Fund Institutional, Advisor, Premier, Retirement, Retail and Class W Classes. The expense caps were 0.120% for the Institutional Class, 0.270% for the Advisor Class, 0.270% for the Premier Class, 0.370% for the Retirement Class, 0.470% for the Retail Class and 0.120% for the Class W Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.

102	2021 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

concluded

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended September 30, 2021, the Funds did not engage in security transactions with affiliated entities.

As of September 30, 2021, a registered separate account of TIAA (collectively, “TIAA Access”) has various sub accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds. The following is the percentage of the Funds’ shares owned by TIAA and other funds within the Trust as of September 30, 2021:

Underlying Fund	TIAA	TIAA-CREF Lifecycle Funds	TIAA-CREF Lifecycle Index Funds	TIAA-CREF Lifestyle Funds	TIAA-CREF Managed Allocation Fund	TIAA Access	Total
Bond Index	—%	—%	47%	—%	—%	1%	48%
Core Bond	—	49	—	1	—	—	50
Core Plus Bond	—	56	—	8	7	2	73
Green Bond	49	—	—	—	—	—	49
High-Yield	—	13	—	—	—	5	18
Inflation-Linked Bond	—	27	24	—	—	—	51
Short Duration Impact Bond	70	—	—	—	—	—	70
Short-Term Bond	—	50	—	6	—	3	59
Short-Term Bond Index	—	—	71	—	—	—	71
Money Market	—	—	—	—	—	3	3

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of September 30, 2021, one 529 Plan owned 7% of the Bond Index Fund; one 529 Plan owned 6% of the High-Yield Fund; three 529 Plans owned 6%, 7% and 11%, respectively, of the Inflation-Linked Bond Fund; and two 529 Plans owned 5% and 8%, respectively, of the Money Market Fund.

Note 8—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended September 30, 2021, there were no inter-fund borrowing or lending transactions.

Note 9—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 15, 2021 expiring on June 14, 2022, replacing the previous facility, which expired June 2021. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended September 30, 2021, there were no borrowings under this credit facility by the Funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2021 Semiannual Report	103

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How to reach us

Websites

TIAA.org
nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

©2021 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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Item 2. Code of Conduct.

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Item 3. Audit Committee Financial Expert.

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Item 4. Principal Accountant Fees and Services.

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Item 5. Audit Committee of Listed Registrants.

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Item 6. Schedule of Investments.

TIAA-CREF FUNDS – Bond Index Fund

TIAA-CREF FUNDS

BOND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2021

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 99.5%

CORPORATE BONDS - 26.5%

AUTOMOBILES & COMPONENTS - 0.1%
$250,000		Aptiv plc	4.250%	01/15/26	$278,488
100,000		Aptiv plc	4.350	03/15/29	114,772
100,000		Aptiv plc	4.400	10/01/46	118,871
575,000		Aptiv plc	5.400	03/15/49	783,214
200,000	e	BorgWarner, Inc	3.375	03/15/25	214,249
1,650,000		BorgWarner, Inc	2.650	07/01/27	1,739,034
200,000		BorgWarner, Inc	4.375	03/15/45	234,032
600,000		Delphi Corp	4.150	03/15/24	644,398
125,000		General Motors Co	4.875	10/02/23	135,107
500,000		General Motors Co	5.400	10/02/23	545,279
500,000		General Motors Co	6.125	10/01/25	585,846
500,000		General Motors Co	4.200	10/01/27	555,791
500,000		General Motors Co	6.800	10/01/27	624,461
700,000		General Motors Co	5.000	10/01/28	810,293
900,000		General Motors Co	6.600	04/01/36	1,208,124
700,000		General Motors Co	5.150	04/01/38	835,143
150,000		General Motors Co	6.250	10/02/43	202,042
175,000		General Motors Co	5.200	04/01/45	213,105
350,000		General Motors Co	6.750	04/01/46	499,097
500,000		General Motors Co	5.400	04/01/48	619,978
900,000		General Motors Co	5.950	04/01/49	1,186,127
175,000		Harley-Davidson, Inc	3.500	07/28/25	186,735
200,000		Harley-Davidson, Inc	4.625	07/28/45	214,050
800,000		Lear Corp	3.800	09/15/27	884,560
400,000		Lear Corp	4.250	05/15/29	447,473
500,000		Lear Corp	3.500	05/30/30	536,546
550,000	e	Lear Corp	5.250	05/15/49	683,102
300,000		Magna International, Inc	3.625	06/15/24	321,878
600,000		Magna International, Inc	4.150	10/01/25	665,191
175,000		Magna International, Inc	2.450	06/15/30	177,720
1,000,000		Toyota Motor Corp	0.681	03/25/24	1,001,242
750,000		Toyota Motor Corp	2.358	07/02/24	785,122
1,000,000		Toyota Motor Corp	1.339	03/25/26	1,006,458
300,000		Toyota Motor Corp	3.669	07/20/28	336,534
1,000,000	e	Toyota Motor Corp	2.362	03/25/31	1,034,032
		TOTAL AUTOMOBILES & COMPONENTS			20,428,094

BANKS - 4.2%
1,220,000	h	Asian Development Bank	0.625	10/08/24	1,219,395
550,000		Australia & New Zealand Banking Group Ltd	2.625	11/09/22	564,301
1,000,000		Australia & New Zealand Banking Group Ltd	2.050	11/21/22	1,021,076
525,000		Australia & New Zealand Banking Group Ltd	3.700	11/16/25	580,602
1

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.875%	09/18/23	$1,006,060
1,000,000	Banco Bilbao Vizcaya Argentaria S.A.	1.125	09/18/25	989,553
800,000	Banco Santander S.A.	3.125	02/23/23	828,486
1,200,000	Banco Santander S.A.	3.848	04/12/23	1,260,165
800,000	Banco Santander S.A.	2.706	06/27/24	841,429
600,000	Banco Santander S.A.	2.746	05/28/25	629,381
400,000	Banco Santander S.A.	5.179	11/19/25	454,402
1,600,000	Banco Santander S.A.	1.849	03/25/26	1,620,583
600,000	Banco Santander S.A.	4.250	04/11/27	674,247
1,200,000	Banco Santander S.A.	1.722	09/14/27	1,194,423
675,000	Banco Santander S.A.	3.800	02/23/28	739,834
1,800,000	Banco Santander S.A.	4.379	04/12/28	2,044,107
600,000	Banco Santander S.A.	3.306	06/27/29	648,825
400,000	Banco Santander S.A.	3.490	05/28/30	430,357
2,000,000	Banco Santander S.A.	2.749	12/03/30	1,990,090
1,000,000	Banco Santander S.A.	2.958	03/25/31	1,028,780
1,200,000	Bank of America Corp	2.816	07/21/23	1,222,813
3,500,000	Bank of America Corp	4.125	01/22/24	3,783,444
1,475,000	Bank of America Corp	4.200	08/26/24	1,613,403
2,500,000	Bank of America Corp	0.810	10/24/24	2,508,659
10,300,000	Bank of America Corp	3.458	03/15/25	10,958,273
3,550,000	Bank of America Corp	3.950	04/21/25	3,868,656
3,000,000	Bank of America Corp	0.981	09/25/25	3,004,140
3,000,000	Bank of America Corp	3.093	10/01/25	3,188,910
725,000	Bank of America Corp	2.456	10/22/25	757,284
4,000,000	Bank of America Corp	3.366	01/23/26	4,273,711
3,000,000	Bank of America Corp	2.015	02/13/26	3,077,919
5,000,000	Bank of America Corp	1.319	06/19/26	4,998,779
4,500,000	Bank of America Corp	1.197	10/24/26	4,466,186
5,000,000	Bank of America Corp	1.658	03/11/27	5,028,700
7,800,000	Bank of America Corp	3.559	04/23/27	8,488,191
9,000,000	Bank of America Corp	1.734	07/22/27	9,037,033
2,000,000	Bank of America Corp	3.593	07/21/28	2,192,591
5,690,000	Bank of America Corp	3.419	12/20/28	6,167,036
1,250,000	Bank of America Corp	3.970	03/05/29	1,390,202
3,000,000	Bank of America Corp	2.087	06/14/29	2,995,185
1,400,000	Bank of America Corp	4.271	07/23/29	1,587,547
3,075,000	Bank of America Corp	3.974	02/07/30	3,442,535
1,675,000	Bank of America Corp	3.194	07/23/30	1,782,280
1,050,000	Bank of America Corp	2.884	10/22/30	1,096,179
4,000,000	Bank of America Corp	2.496	02/13/31	4,047,960
1,750,000	Bank of America Corp	2.592	04/29/31	1,786,099
3,000,000	Bank of America Corp	1.898	07/23/31	2,892,830
3,000,000	Bank of America Corp	1.922	10/24/31	2,885,911
3,000,000	Bank of America Corp	2.651	03/11/32	3,054,957
4,000,000	Bank of America Corp	2.687	04/22/32	4,073,080
5,000,000	Bank of America Corp	2.299	07/21/32	4,928,612
4,000,000	Bank of America Corp	2.482	09/21/36	3,920,845
1,500,000	Bank of America Corp	6.110	01/29/37	2,022,373
4,500,000	Bank of America Corp	4.078	04/23/40	5,180,664
6,000,000	Bank of America Corp	2.676	06/19/41	5,792,509
4,000,000	Bank of America Corp	3.311	04/22/42	4,197,103
1,500,000	Bank of America Corp	5.000	01/21/44	1,967,719
2,800,000	Bank of America Corp	4.443	01/20/48	3,456,121
2

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$3,000,000	Bank of America Corp	3.946%	01/23/49	$3,467,592
1,000,000	Bank of America Corp	2.831	10/24/51	958,209
1,950,000	Bank of America Corp	3.483	03/13/52	2,105,175
2,000,000	Bank of America Corp	2.972	07/21/52	1,957,867
2,000,000	Bank of Montreal	0.450	12/08/23	2,001,653
1,425,000	Bank of Montreal	3.300	02/05/24	1,515,308
1,000,000	Bank of Montreal	2.500	06/28/24	1,049,405
2,000,000	Bank of Montreal	0.625	07/09/24	1,995,847
750,000	Bank of Montreal	1.850	05/01/25	771,748
1,000,000	Bank of Montreal	0.949	01/22/27	984,434
750,000	Bank of Montreal	4.338	10/05/28	800,845
425,000	Bank of Montreal	3.803	12/15/32	465,652
375,000	Bank of Nova Scotia	2.375	01/18/23	385,091
750,000	Bank of Nova Scotia	1.950	02/01/23	765,981
750,000	Bank of Nova Scotia	1.625	05/01/23	765,322
1,000,000	Bank of Nova Scotia	0.550	09/15/23	1,002,631
750,000	Bank of Nova Scotia	2.200	02/03/25	778,369
2,000,000	Bank of Nova Scotia	1.300	06/11/25	2,013,558
1,550,000	Bank of Nova Scotia	4.500	12/16/25	1,741,826
2,000,000	Bank of Nova Scotia	1.350	06/24/26	2,001,450
1,000,000	Bank of Nova Scotia	2.700	08/03/26	1,060,861
1,500,000	Barclays plc	3.684	01/10/23	1,513,344
1,500,000	Barclays plc	4.610	02/15/23	1,522,919
525,000	Barclays plc	4.338	05/16/24	555,721
200,000	Barclays plc	4.375	09/11/24	217,901
2,000,000	Barclays plc	1.007	12/10/24	2,009,198
1,425,000	Barclays plc	3.650	03/16/25	1,531,611
2,750,000	Barclays plc	3.932	05/07/25	2,951,276
975,000	Barclays plc	4.375	01/12/26	1,087,620
2,000,000	Barclays plc	2.852	05/07/26	2,100,685
800,000	Barclays plc	5.200	05/12/26	915,363
700,000	Barclays plc	4.337	01/10/28	782,962
1,975,000	Barclays plc	4.836	05/09/28	2,232,282
1,500,000	Barclays plc	4.972	05/16/29	1,743,926
1,000,000	Barclays plc	5.088	06/20/30	1,153,878
2,000,000	Barclays plc	2.645	06/24/31	2,014,240
1,500,000	Barclays plc	2.667	03/10/32	1,505,677
1,750,000	Barclays plc	3.564	09/23/35	1,815,579
1,000,000	Barclays plc	3.811	03/10/42	1,061,345
775,000	Barclays plc	5.250	08/17/45	1,034,170
575,000	Barclays plc	4.950	01/10/47	745,247
1,000,000	BBVA USA	2.500	08/27/24	1,048,718
500,000	BBVA USA	3.875	04/10/25	545,754
675,000	BNP Paribas S.A.	3.250	03/03/23	703,124
1,350,000	BNP Paribas S.A.	4.250	10/15/24	1,474,880
800,000	Canadian Imperial Bank of Commerce	0.950	06/23/23	806,636
500,000	Canadian Imperial Bank of Commerce	3.500	09/13/23	529,998
2,000,000	Canadian Imperial Bank of Commerce	0.500	12/14/23	1,997,780
750,000	Canadian Imperial Bank of Commerce	3.100	04/02/24	794,668
1,000,000	Canadian Imperial Bank of Commerce	2.250	01/28/25	1,038,755
1,000,000	Canadian Imperial Bank of Commerce	0.950	10/23/25	992,100
1,000,000	Canadian Imperial Bank of Commerce	1.250	06/22/26	989,787
2,000,000	CitiBank NA	3.650	01/23/24	2,135,852
3

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$425,000	Citigroup, Inc	2.312%	11/04/22	$425,651
4,600,000	Citigroup, Inc	3.500	05/15/23	4,818,924
1,400,000	Citigroup, Inc	2.876	07/24/23	1,427,462
1,500,000	Citigroup, Inc	4.044	06/01/24	1,586,445
500,000	Citigroup, Inc	4.000	08/05/24	542,331
3,250,000	Citigroup, Inc	0.776	10/30/24	3,262,462
7,500,000	Citigroup, Inc	3.352	04/24/25	7,966,125
2,000,000	Citigroup, Inc	0.981	05/01/25	2,006,477
1,000,000	Citigroup, Inc	3.700	01/12/26	1,098,454
750,000	Citigroup, Inc	4.600	03/09/26	847,073
3,000,000	Citigroup, Inc	3.106	04/08/26	3,185,250
1,100,000	Citigroup, Inc	4.300	11/20/26	1,235,443
4,000,000	Citigroup, Inc	1.122	01/28/27	3,944,134
5,000,000	Citigroup, Inc	1.462	06/09/27	4,970,534
1,500,000	Citigroup, Inc	4.450	09/29/27	1,705,783
1,000,000	Citigroup, Inc	3.668	07/24/28	1,099,204
2,025,000	Citigroup, Inc	4.125	07/25/28	2,260,391
4,000,000	Citigroup, Inc	4.075	04/23/29	4,482,732
1,750,000	Citigroup, Inc	3.980	03/20/30	1,965,505
5,000,000	Citigroup, Inc	2.666	01/29/31	5,120,687
2,200,000	Citigroup, Inc	4.412	03/31/31	2,540,246
6,000,000	Citigroup, Inc	2.572	06/03/31	6,115,824
5,000,000	Citigroup, Inc	2.561	05/01/32	5,049,176
175,000	Citigroup, Inc	6.625	06/15/32	235,059
750,000	Citigroup, Inc	3.878	01/24/39	857,097
325,000	Citigroup, Inc	8.125	07/15/39	555,403
350,000	Citigroup, Inc	5.875	01/30/42	499,200
400,000	Citigroup, Inc	6.675	09/13/43	609,105
125,000	Citigroup, Inc	5.300	05/06/44	166,365
675,000	Citigroup, Inc	4.650	07/30/45	858,763
3,075,000	Citigroup, Inc	4.750	05/18/46	3,861,283
5,075,000	Citigroup, Inc	4.650	07/23/48	6,546,498
500,000	Citizens Bank NA	3.700	03/29/23	522,447
350,000	Citizens Bank NA	2.250	04/28/25	363,998
250,000	Citizens Bank NA	3.750	02/18/26	276,442
500,000	Citizens Financial Group, Inc	2.850	07/27/26	530,837
200,000	Citizens Financial Group, Inc	2.500	02/06/30	203,011
450,000	Citizens Financial Group, Inc	3.250	04/30/30	481,997
850,000	Citizens Financial Group, Inc	2.638	09/30/32	853,514
500,000	Comerica Bank	2.500	07/23/24	524,290
200,000	Comerica Bank	4.000	07/27/25	219,464
625,000	Comerica, Inc	3.700	07/31/23	660,088
550,000	Comerica, Inc	4.000	02/01/29	627,686
575,000	Cooperatieve Rabobank UA	3.950	11/09/22	596,869
425,000	Cooperatieve Rabobank UA	4.625	12/01/23	460,528
2,000,000	Cooperatieve Rabobank UA	0.375	01/12/24	1,990,819
2,050,000	Cooperatieve Rabobank UA	3.375	05/21/25	2,222,858
600,000	Cooperatieve Rabobank UA	4.375	08/04/25	665,178
2,700,000	Cooperatieve Rabobank UA	3.750	07/21/26	2,975,681
550,000	Cooperatieve Rabobank UA	5.250	05/24/41	757,583
400,000	Cooperatieve Rabobank UA	5.750	12/01/43	560,636
1,600,000	Cooperatieve Rabobank UA	5.250	08/04/45	2,127,015
1,300,000	Discover Bank	3.350	02/06/23	1,346,764
1,350,000	Discover Bank	4.200	08/08/23	1,440,355
4

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	Discover Bank	2.450%	09/12/24	$1,042,817
200,000	Discover Bank	4.250	03/13/26	222,875
1,125,000	Discover Bank	3.450	07/27/26	1,219,641
300,000	Discover Bank	4.682	08/09/28	319,137
350,000	Discover Bank	4.650	09/13/28	405,655
325,000	Discover Bank	2.700	02/06/30	337,054
450,000	Fifth Third Bancorp	4.300	01/16/24	483,744
675,000	Fifth Third Bancorp	3.650	01/25/24	720,192
1,000,000	Fifth Third Bancorp	2.375	01/28/25	1,039,641
300,000	Fifth Third Bancorp	2.550	05/05/27	315,364
500,000	Fifth Third Bancorp	3.950	03/14/28	568,988
140,000	Fifth Third Bancorp	8.250	03/01/38	232,182
500,000	Fifth Third Bank	1.800	01/30/23	509,116
300,000	Fifth Third Bank	3.950	07/28/25	332,130
2,400,000	Fifth Third Bank	3.850	03/15/26	2,644,437
1,000,000	Fifth Third Bank	2.250	02/01/27	1,042,271
500,000	First Citizens BancShares, Inc	3.375	03/15/30	509,816
500,000	First Horizon Bank	5.750	05/01/30	610,814
500,000	First Horizon National Corp	3.550	05/26/23	521,725
500,000	First Horizon National Corp	4.000	05/26/25	545,560
500,000	First Republic Bank	1.912	02/12/24	510,098
175,000	First Republic Bank	4.375	08/01/46	213,419
550,000	FNB Corp	2.200	02/24/23	558,077
33,000	HSBC Bank USA NA	7.000	01/15/39	50,977
600,000	HSBC Holdings plc	3.033	11/22/23	617,012
2,625,000	HSBC Holdings plc	4.250	03/14/24	2,820,123
2,325,000	HSBC Holdings plc	3.950	05/18/24	2,448,328
850,000	HSBC Holdings plc	0.976	05/24/25	848,503
450,000	HSBC Holdings plc	4.250	08/18/25	493,611
2,000,000	HSBC Holdings plc	2.633	11/07/25	2,086,133
1,875,000	HSBC Holdings plc	4.300	03/08/26	2,087,552
825,000	HSBC Holdings plc	1.645	04/18/26	829,425
2,475,000	HSBC Holdings plc	3.900	05/25/26	2,726,097
1,500,000	HSBC Holdings plc	2.099	06/04/26	1,532,832
1,100,000	HSBC Holdings plc	4.292	09/12/26	1,213,445
450,000	HSBC Holdings plc	4.375	11/23/26	501,559
4,000,000	HSBC Holdings plc	1.589	05/24/27	3,973,052
3,925,000	HSBC Holdings plc	4.041	03/13/28	4,342,696
5,000,000	HSBC Holdings plc	2.013	09/22/28	4,998,774
2,775,000	HSBC Holdings plc	4.583	06/19/29	3,150,632
1,600,000	HSBC Holdings plc	2.206	08/17/29	1,586,975
4,000,000	HSBC Holdings plc	3.973	05/22/30	4,414,960
3,000,000	HSBC Holdings plc	2.848	06/04/31	3,076,590
750,000	HSBC Holdings plc	2.357	08/18/31	741,685
3,350,000	HSBC Holdings plc	2.804	05/24/32	3,395,117
300,000	HSBC Holdings plc	6.500	05/02/36	412,521
2,700,000	HSBC Holdings plc	6.500	09/15/37	3,743,280
200,000	HSBC Holdings plc	6.800	06/01/38	284,854
550,000	HSBC Holdings plc	6.100	01/14/42	790,635
1,175,000	HSBC Holdings plc	5.250	03/14/44	1,527,889
1,250,000	HSBC USA, Inc	3.500	06/23/24	1,341,656
1,000,000	Huntington Bancshares, Inc	2.625	08/06/24	1,048,875
500,000	Huntington Bancshares, Inc	4.000	05/15/25	548,178
5

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Huntington Bancshares, Inc	2.550%	02/04/30	$1,033,919
500,000	g	Huntington Bancshares, Inc	2.487	08/15/36	492,326
375,000		Huntington National Bank	1.800	02/03/23	382,074
250,000		Industrial & Commercial Bank of China Ltd	2.452	10/20/21	250,185
4,750,000		Industrial & Commercial Bank of China Ltd	3.538	11/08/27	5,218,999
1,200,000		ING Groep NV	4.100	10/02/23	1,284,439
575,000		ING Groep NV	3.550	04/09/24	615,940
1,250,000		ING Groep NV	3.950	03/29/27	1,400,479
1,500,000		ING Groep NV	1.726	04/01/27	1,508,503
500,000		ING Groep NV	4.550	10/02/28	586,172
1,325,000		ING Groep NV	4.050	04/09/29	1,506,426
475,000		ING Groep NV	2.727	04/01/32	488,762
3,150,000		JPMorgan Chase & Co	2.972	01/15/23	3,172,969
3,075,000		JPMorgan Chase & Co	3.200	01/25/23	3,192,058
500,000		JPMorgan Chase & Co	3.375	05/01/23	522,890
625,000		JPMorgan Chase & Co	2.700	05/18/23	646,467
475,000		JPMorgan Chase & Co	3.875	02/01/24	510,762
4,400,000		JPMorgan Chase & Co	3.559	04/23/24	4,606,328
1,525,000		JPMorgan Chase & Co	3.625	05/13/24	1,640,761
2,000,000		JPMorgan Chase & Co	1.514	06/01/24	2,033,300
1,575,000		JPMorgan Chase & Co	3.797	07/23/24	1,665,016
2,675,000		JPMorgan Chase & Co	3.875	09/10/24	2,908,473
3,000,000		JPMorgan Chase & Co	0.653	09/16/24	3,007,492
975,000		JPMorgan Chase & Co	4.023	12/05/24	1,044,303
625,000		JPMorgan Chase & Co	3.125	01/23/25	664,299
475,000		JPMorgan Chase & Co	0.563	02/16/25	473,028
1,200,000		JPMorgan Chase & Co	3.220	03/01/25	1,267,514
2,000,000		JPMorgan Chase & Co	0.824	06/01/25	1,999,643
2,125,000		JPMorgan Chase & Co	3.900	07/15/25	2,323,619
1,000,000		JPMorgan Chase & Co	0.768	08/09/25	995,936
2,000,000		JPMorgan Chase & Co	2.301	10/15/25	2,074,424
2,000,000		JPMorgan Chase & Co	2.005	03/13/26	2,048,571
3,125,000		JPMorgan Chase & Co	3.300	04/01/26	3,388,173
2,000,000		JPMorgan Chase & Co	2.083	04/22/26	2,057,123
1,450,000		JPMorgan Chase & Co	3.200	06/15/26	1,566,325
1,000,000		JPMorgan Chase & Co	2.950	10/01/26	1,071,740
4,000,000		JPMorgan Chase & Co	1.045	11/19/26	3,939,330
1,350,000		JPMorgan Chase & Co	4.125	12/15/26	1,517,821
2,450,000		JPMorgan Chase & Co	3.960	01/29/27	2,703,802
4,000,000		JPMorgan Chase & Co	1.040	02/04/27	3,924,240
5,200,000		JPMorgan Chase & Co	1.578	04/22/27	5,210,546
5,000,000		JPMorgan Chase & Co	1.470	09/22/27	4,968,006
250,000		JPMorgan Chase & Co	4.250	10/01/27	284,301
325,000		JPMorgan Chase & Co	3.625	12/01/27	354,997
1,375,000		JPMorgan Chase & Co	3.782	02/01/28	1,515,121
425,000		JPMorgan Chase & Co	3.540	05/01/28	464,200
6,000,000		JPMorgan Chase & Co	2.182	06/01/28	6,125,665
3,000,000		JPMorgan Chase & Co	2.069	06/01/29	3,006,757
2,050,000		JPMorgan Chase & Co	4.203	07/23/29	2,331,981
1,750,000		JPMorgan Chase & Co	4.452	12/05/29	2,015,689
4,500,000		JPMorgan Chase & Co	3.702	05/06/30	4,969,499
2,000,000		JPMorgan Chase & Co	2.522	04/22/31	2,040,406
1,425,000		JPMorgan Chase & Co	2.956	05/13/31	1,482,510
5,000,000		JPMorgan Chase & Co	1.764	11/19/31	4,774,500
6

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,250,000	JPMorgan Chase & Co	1.953%	02/04/32	$2,170,623
3,000,000	JPMorgan Chase & Co	2.580	04/22/32	3,041,604
958,000	JPMorgan Chase & Co	5.500	10/15/40	1,311,663
2,000,000	JPMorgan Chase & Co	3.109	04/22/41	2,068,219
4,500,000	JPMorgan Chase & Co	2.525	11/19/41	4,261,414
3,000,000	JPMorgan Chase & Co	3.157	04/22/42	3,114,708
1,000,000	JPMorgan Chase & Co	5.625	08/16/43	1,384,467
1,800,000	JPMorgan Chase & Co	4.950	06/01/45	2,352,881
2,050,000	JPMorgan Chase & Co	4.260	02/22/48	2,471,768
1,000,000	JPMorgan Chase & Co	4.032	07/24/48	1,165,397
4,500,000	JPMorgan Chase & Co	3.964	11/15/48	5,216,351
1,750,000	JPMorgan Chase & Co	3.897	01/23/49	2,009,036
2,000,000	JPMorgan Chase & Co	3.109	04/22/51	2,031,560
3,000,000	JPMorgan Chase & Co	3.328	04/22/52	3,142,671
750,000	JPMorgan Chase & Co	6.000	N/A‡	791,250
425,000	KeyBank NA	1.250	03/10/23	430,665
3,000,000	KeyBank NA	0.423	01/03/24	2,999,767
1,000,000	KeyBank NA	0.433	06/14/24	999,501
750,000	KeyBank NA	3.300	06/01/25	811,862
300,000	KeyBank NA	3.400	05/20/26	326,155
250,000	KeyBank NA	3.900	04/13/29	279,080
200,000	KeyCorp	4.150	10/29/25	223,194
850,000	KeyCorp	2.250	04/06/27	878,280
500,000	KeyCorp	4.100	04/30/28	571,245
1,000,000	KeyCorp	2.550	10/01/29	1,040,775
1,000,000	Lloyds Banking Group plc	2.858	03/17/23	1,011,128
300,000	Lloyds Banking Group plc	1.326	06/15/23	301,927
1,175,000	Lloyds Banking Group plc	2.907	11/07/23	1,205,538
1,800,000	Lloyds Banking Group plc	3.900	03/12/24	1,935,203
2,750,000	Lloyds Banking Group plc	4.500	11/04/24	3,019,784
1,375,000	Lloyds Banking Group plc	4.450	05/08/25	1,525,335
325,000	Lloyds Banking Group plc	4.582	12/10/25	362,760
1,000,000	Lloyds Banking Group plc	2.438	02/05/26	1,037,381
225,000	Lloyds Banking Group plc	4.650	03/24/26	252,875
500,000	Lloyds Banking Group plc	3.750	01/11/27	549,820
2,000,000	Lloyds Banking Group plc	1.627	05/11/27	1,998,318
2,700,000	Lloyds Banking Group plc	4.375	03/22/28	3,071,196
700,000	Lloyds Banking Group plc	4.550	08/16/28	806,819
1,825,000	Lloyds Banking Group plc	3.574	11/07/28	1,986,407
1,550,000	Lloyds Banking Group plc	4.344	01/09/48	1,826,332
300,000	M&T Bank Corp	3.550	07/26/23	316,342
1,100,000	Manufacturers & Traders Trust Co	2.900	02/06/25	1,168,866
1,925,000	Mitsubishi UFJ Financial Group, Inc	3.455	03/02/23	2,008,121
1,175,000	Mitsubishi UFJ Financial Group, Inc	3.761	07/26/23	1,244,866
1,000,000	Mitsubishi UFJ Financial Group, Inc	2.801	07/18/24	1,054,034
1,000,000	Mitsubishi UFJ Financial Group, Inc	0.848	09/15/24	1,004,449
2,000,000	Mitsubishi UFJ Financial Group, Inc	2.193	02/25/25	2,068,748
1,625,000	Mitsubishi UFJ Financial Group, Inc	3.777	03/02/25	1,766,612
2,500,000	Mitsubishi UFJ Financial Group, Inc	1.412	07/17/25	2,514,467
3,000,000	Mitsubishi UFJ Financial Group, Inc	0.953	07/19/25	3,003,408
207,000	Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	228,559
225,000	Mitsubishi UFJ Financial Group, Inc	2.757	09/13/26	237,810
650,000	Mitsubishi UFJ Financial Group, Inc	3.677	02/22/27	720,209
7

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$4,000,000	Mitsubishi UFJ Financial Group, Inc	1.538%	07/20/27	$3,996,088
700,000	Mitsubishi UFJ Financial Group, Inc	3.287	07/25/27	764,005
1,000,000	Mitsubishi UFJ Financial Group, Inc	3.961	03/02/28	1,121,263
300,000	Mitsubishi UFJ Financial Group, Inc	4.050	09/11/28	340,642
1,250,000	Mitsubishi UFJ Financial Group, Inc	3.741	03/07/29	1,393,468
1,000,000	Mitsubishi UFJ Financial Group, Inc	3.195	07/18/29	1,069,718
1,500,000	Mitsubishi UFJ Financial Group, Inc	2.559	02/25/30	1,536,030
1,250,000	Mitsubishi UFJ Financial Group, Inc	2.048	07/17/30	1,229,101
1,700,000	Mitsubishi UFJ Financial Group, Inc	2.309	07/20/32	1,684,291
300,000	Mitsubishi UFJ Financial Group, Inc	4.286	07/26/38	360,730
500,000	Mitsubishi UFJ Financial Group, Inc	4.153	03/07/39	591,303
1,425,000	Mitsubishi UFJ Financial Group, Inc	3.751	07/18/39	1,603,958
700,000	Mizuho Financial Group, Inc	3.549	03/05/23	730,947
1,750,000	Mizuho Financial Group, Inc	1.241	07/10/24	1,770,423
2,000,000	Mizuho Financial Group, Inc	0.849	09/08/24	2,006,756
500,000	Mizuho Financial Group, Inc	2.555	09/13/25	523,296
500,000	Mizuho Financial Group, Inc	2.226	05/25/26	515,424
200,000	Mizuho Financial Group, Inc	3.663	02/28/27	220,637
1,000,000	Mizuho Financial Group, Inc	1.234	05/22/27	984,251
1,000,000	Mizuho Financial Group, Inc	1.554	07/09/27	997,805
600,000	Mizuho Financial Group, Inc	3.170	09/11/27	645,182
725,000	Mizuho Financial Group, Inc	4.018	03/05/28	818,147
625,000	Mizuho Financial Group, Inc	4.254	09/11/29	709,870
1,000,000	Mizuho Financial Group, Inc	3.153	07/16/30	1,062,284
500,000	Mizuho Financial Group, Inc	2.869	09/13/30	523,362
500,000	Mizuho Financial Group, Inc	2.591	05/25/31	505,733
1,000,000	Mizuho Financial Group, Inc	2.201	07/10/31	983,389
1,000,000	Mizuho Financial Group, Inc	1.979	09/08/31	965,305
700,000	Mizuho Financial Group, Inc	2.564	09/13/31	690,132
1,000,000	Mizuho Financial Group, Inc	2.172	05/22/32	981,420
1,000,000	Mizuho Financial Group, Inc	2.260	07/09/32	985,488
160,000	MUFG Americas Holdings Corp	3.000	02/10/25	169,741
625,000	National Australia Bank Ltd	3.000	01/20/23	647,073
500,000	National Australia Bank Ltd	2.875	04/12/23	519,123
300,000	National Australia Bank Ltd	3.375	01/14/26	328,272
750,000	National Australia Bank Ltd	2.500	07/12/26	795,617
1,000,000	National Bank of Canada	2.100	02/01/23	1,022,013
1,000,000	National Bank of Canada	0.750	08/06/24	997,336
1,150,000	National Bank of Canada	0.550	11/15/24	1,147,706
800,000	Natwest Group plc	1.642	06/14/27	799,947
800,000	Natwest Group plc	3.032	11/28/35	801,061
1,275,000	NatWest Group plc	3.875	09/12/23	1,351,808
1,100,000	NatWest Group plc	2.359	05/22/24	1,128,746
300,000	People’s United Bank NA	4.000	07/15/24	320,359
100,000	People’s United Financial, Inc	3.650	12/06/22	102,787
750,000	PNC Bank NA	2.950	01/30/23	773,909
250,000	PNC Bank NA	3.800	07/25/23	264,203
600,000	PNC Bank NA	2.950	02/23/25	638,623
550,000	PNC Bank NA	3.250	06/01/25	593,005
500,000	PNC Bank NA	3.100	10/25/27	546,135
500,000	PNC Bank NA	3.250	01/22/28	547,235
903,000	PNC Bank NA	4.050	07/26/28	1,028,704
475,000	PNC Bank NA	2.700	10/22/29	498,100
500,000	PNC Financial Services Group, Inc	3.500	01/23/24	531,579
8

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$300,000	PNC Financial Services Group, Inc	3.900%	04/29/24	$323,714
500,000	PNC Financial Services Group, Inc	2.200	11/01/24	523,918
1,500,000	PNC Financial Services Group, Inc	2.600	07/23/26	1,594,268
3,000,000	PNC Financial Services Group, Inc	1.150	08/13/26	3,006,239
300,000	PNC Financial Services Group, Inc	3.150	05/19/27	328,360
1,575,000	PNC Financial Services Group, Inc	3.450	04/23/29	1,745,170
2,000,000	PNC Financial Services Group, Inc	2.550	01/22/30	2,078,927
1,500,000	PNC Financial Services Group, Inc	2.307	04/23/32	1,525,451
300,000	Regions Bank	6.450	06/26/37	426,083
225,000	Regions Financial Corp	2.250	05/18/25	233,832
1,000,000	Regions Financial Corp	1.800	08/12/28	988,143
1,000,000	Royal Bank of Canada	1.950	01/17/23	1,021,049
500,000	Royal Bank of Canada	1.600	04/17/23	509,651
850,000	Royal Bank of Canada	3.700	10/05/23	904,210
1,000,000	Royal Bank of Canada	0.500	10/26/23	1,000,585
1,000,000	Royal Bank of Canada	0.425	01/19/24	995,800
1,000,000	Royal Bank of Canada	2.550	07/16/24	1,049,147
750,000	Royal Bank of Canada	2.250	11/01/24	782,896
2,000,000	Royal Bank of Canada	1.150	06/10/25	2,003,804
1,000,000	Royal Bank of Canada	0.875	01/20/26	984,411
1,000,000	Royal Bank of Canada	4.650	01/27/26	1,134,646
2,000,000	Royal Bank of Canada	1.200	04/27/26	1,987,634
2,000,000	Royal Bank of Canada	1.150	07/14/26	1,985,239
4,000,000	Royal Bank of Scotland Group plc	3.498	05/15/23	4,072,795
700,000	Royal Bank of Scotland Group plc	4.519	06/25/24	745,062
750,000	Royal Bank of Scotland Group plc	4.269	03/22/25	809,355
750,000	Royal Bank of Scotland Group plc	4.800	04/05/26	852,567
300,000	Royal Bank of Scotland Group plc	3.073	05/22/28	318,539
1,000,000	Royal Bank of Scotland Group plc	4.892	05/18/29	1,164,408
750,000	Royal Bank of Scotland Group plc	3.754	11/01/29	800,394
3,000,000	Royal Bank of Scotland Group plc	5.076	01/27/30	3,542,520
1,500,000	Royal Bank of Scotland Group plc	4.445	05/08/30	1,715,864
1,200,000	Santander Holdings USA, Inc	3.400	01/18/23	1,240,969
375,000	Santander Holdings USA, Inc	3.500	06/07/24	398,363
1,000,000	Santander Holdings USA, Inc	3.450	06/02/25	1,070,751
775,000	Santander Holdings USA, Inc	4.500	07/17/25	853,818
1,850,000	Santander Holdings USA, Inc	3.244	10/05/26	1,976,211
650,000	Santander Holdings USA, Inc	4.400	07/13/27	730,275
1,775,000	Santander UK Group Holdings plc	3.571	01/10/23	1,790,275
775,000	Santander UK Group Holdings plc	3.373	01/05/24	800,493
725,000	Santander UK Group Holdings plc	4.796	11/15/24	784,965
1,000,000	Santander UK Group Holdings plc	1.532	08/21/26	997,991
1,000,000	Santander UK Group Holdings plc	1.673	06/14/27	995,741
500,000	Santander UK Group Holdings plc	3.823	11/03/28	546,956
1,500,000	Santander UK Group Holdings plc	2.896	03/15/32	1,530,017
775,000	Santander UK plc	4.000	03/13/24	837,001
350,000	Shinhan Bank Co Ltd	3.875	12/07/26	351,690
800,000	Sumitomo Mitsui Banking Corp	3.000	01/18/23	826,766
300,000	Sumitomo Mitsui Banking Corp	3.950	01/10/24	322,365
500,000	Sumitomo Mitsui Banking Corp	3.400	07/11/24	535,620
250,000	Sumitomo Mitsui Banking Corp	3.650	07/23/25	272,993
1,725,000	Sumitomo Mitsui Financial Group, Inc	3.102	01/17/23	1,785,080
900,000	Sumitomo Mitsui Financial Group, Inc	3.748	07/19/23	953,631
9

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Sumitomo Mitsui Financial Group, Inc	0.508%	01/12/24	$996,764
1,000,000		Sumitomo Mitsui Financial Group, Inc	2.448	09/27/24	1,045,310
3,725,000		Sumitomo Mitsui Financial Group, Inc	1.474	07/08/25	3,754,986
1,000,000		Sumitomo Mitsui Financial Group, Inc	0.948	01/12/26	982,501
1,300,000		Sumitomo Mitsui Financial Group, Inc	3.784	03/09/26	1,433,977
1,000,000		Sumitomo Mitsui Financial Group, Inc	1.402	09/17/26	991,802
700,000		Sumitomo Mitsui Financial Group, Inc	3.010	10/19/26	750,635
725,000		Sumitomo Mitsui Financial Group, Inc	3.446	01/11/27	791,867
775,000		Sumitomo Mitsui Financial Group, Inc	3.364	07/12/27	851,588
500,000		Sumitomo Mitsui Financial Group, Inc	3.352	10/18/27	543,406
675,000		Sumitomo Mitsui Financial Group, Inc	3.544	01/17/28	738,735
750,000		Sumitomo Mitsui Financial Group, Inc	3.944	07/19/28	842,147
1,500,000		Sumitomo Mitsui Financial Group, Inc	1.902	09/17/28	1,482,391
500,000	e	Sumitomo Mitsui Financial Group, Inc	4.306	10/16/28	574,702
1,500,000		Sumitomo Mitsui Financial Group, Inc	3.040	07/16/29	1,589,325
500,000		Sumitomo Mitsui Financial Group, Inc	3.202	09/17/29	526,397
1,000,000		Sumitomo Mitsui Financial Group, Inc	2.724	09/27/29	1,035,531
1,500,000		Sumitomo Mitsui Financial Group, Inc	2.750	01/15/30	1,561,556
1,500,000		Sumitomo Mitsui Financial Group, Inc	2.130	07/08/30	1,478,147
1,000,000		Sumitomo Mitsui Financial Group, Inc	2.142	09/23/30	966,596
1,000,000		Sumitomo Mitsui Financial Group, Inc	1.710	01/12/31	953,802
1,500,000		Sumitomo Mitsui Financial Group, Inc	2.222	09/17/31	1,476,238
1,500,000		Sumitomo Mitsui Financial Group, Inc	2.296	01/12/41	1,379,897
1,000,000		Sumitomo Mitsui Financial Group, Inc	2.930	09/17/41	974,221
750,000		SVB Financial Group	2.100	05/15/28	757,122
300,000		SVB Financial Group	3.125	06/05/30	320,909
875,000		SVB Financial Group	1.800	02/02/31	839,637
889,000		Svenska Handelsbanken AB	3.900	11/20/23	955,140
500,000		Synovus Bank	2.289	02/10/23	502,191
300,000		Synovus Financial Corp	3.125	11/01/22	306,789
1,000,000		Toronto-Dominion Bank	0.250	01/06/23	999,385
1,000,000		Toronto-Dominion Bank	0.750	06/12/23	1,005,877
500,000		Toronto-Dominion Bank	3.500	07/19/23	528,207
1,000,000		Toronto-Dominion Bank	0.450	09/11/23	1,000,230
1,525,000		Toronto-Dominion Bank	3.250	03/11/24	1,620,478
1,250,000		Toronto-Dominion Bank	2.650	06/12/24	1,315,369
1,000,000		Toronto-Dominion Bank	1.150	06/12/25	1,002,214
1,000,000		Toronto-Dominion Bank	0.750	09/11/25	987,168
2,000,000		Toronto-Dominion Bank	0.750	01/06/26	1,968,283
2,000,000		Toronto-Dominion Bank	1.200	06/03/26	1,994,448
1,000,000		Toronto-Dominion Bank	3.625	09/15/31	1,098,674
500,000		Truist Bank	3.000	02/02/23	516,972
750,000		Truist Bank	1.250	03/09/23	759,820
1,000,000		Truist Bank	3.200	04/01/24	1,062,164
500,000		Truist Bank	3.689	08/02/24	529,595
750,000		Truist Bank	2.150	12/06/24	781,519
1,000,000		Truist Bank	1.500	03/10/25	1,018,048
500,000		Truist Bank	3.625	09/16/25	545,935
200,000		Truist Bank	4.050	11/03/25	222,609
375,000		Truist Bank	3.300	05/15/26	408,177
500,000		Truist Bank	3.800	10/30/26	557,179
750,000		Truist Bank	2.636	09/17/29	784,028
475,000		Truist Bank	2.250	03/11/30	477,522
750,000		Truist Financial Corp	2.200	03/16/23	769,505
10

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$775,000		Truist Financial Corp	3.750%	12/06/23	$827,830
1,000,000		Truist Financial Corp	2.500	08/01/24	1,051,869
825,000		Truist Financial Corp	2.850	10/26/24	877,040
900,000		Truist Financial Corp	4.000	05/01/25	989,965
975,000		Truist Financial Corp	3.700	06/05/25	1,067,359
750,000		Truist Financial Corp	1.200	08/05/25	755,438
1,300,000		Truist Financial Corp	1.267	03/02/27	1,295,379
1,000,000		Truist Financial Corp	1.125	08/03/27	977,494
500,000		Truist Financial Corp	3.875	03/19/29	564,565
2,000,000		Truist Financial Corp	1.887	06/07/29	1,998,052
750,000		Truist Financial Corp	1.950	06/05/30	750,649
125,000		US Bancorp	3.700	01/30/24	133,873
1,225,000		US Bancorp	3.375	02/05/24	1,302,129
2,225,000		US Bancorp	3.600	09/11/24	2,410,561
125,000		US Bancorp	3.950	11/17/25	139,291
750,000		US Bancorp	3.100	04/27/26	809,659
700,000		US Bancorp	2.375	07/22/26	739,240
1,175,000		US Bancorp	3.150	04/27/27	1,282,552
750,000		US Bancorp	3.900	04/26/28	852,352
600,000		US Bancorp	3.000	07/30/29	644,516
2,500,000	e	US Bancorp	1.375	07/22/30	2,383,275
1,400,000		US Bank NA	2.850	01/23/23	1,445,334
1,250,000		US Bank NA	3.400	07/24/23	1,316,797
750,000		US Bank NA	2.800	01/27/25	795,750
1,000,000		Valley National Bancorp	3.000	06/15/31	1,009,877
125,000		Wachovia Corp	5.500	08/01/35	161,091
200,000		Webster Financial Corp	4.100	03/25/29	220,828
1,375,000		Wells Fargo & Co	3.450	02/13/23	1,431,021
800,000		Wells Fargo & Co	4.125	08/15/23	851,987
334,000		Wells Fargo & Co	4.480	01/16/24	361,601
1,350,000		Wells Fargo & Co	3.750	01/24/24	1,443,253
825,000		Wells Fargo & Co	1.654	06/02/24	841,125
2,700,000		Wells Fargo & Co	3.300	09/09/24	2,905,861
4,100,000		Wells Fargo & Co	3.000	02/19/25	4,351,643
5,000,000		Wells Fargo & Co	0.805	05/19/25	5,006,500
1,125,000		Wells Fargo & Co	3.550	09/29/25	1,225,588
2,000,000		Wells Fargo & Co	2.406	10/30/25	2,082,958
1,500,000		Wells Fargo & Co	2.164	02/11/26	1,547,326
3,350,000		Wells Fargo & Co	3.000	04/22/26	3,594,184
1,000,000		Wells Fargo & Co	2.188	04/30/26	1,032,135
1,250,000		Wells Fargo & Co	4.100	06/03/26	1,392,176
2,575,000		Wells Fargo & Co	3.000	10/23/26	2,759,805
1,500,000		Wells Fargo & Co	3.196	06/17/27	1,610,149
1,200,000		Wells Fargo & Co	4.300	07/22/27	1,363,425
3,625,000		Wells Fargo & Co	3.584	05/22/28	3,968,901
5,000,000		Wells Fargo & Co	2.393	06/02/28	5,157,200
6,175,000		Wells Fargo & Co	4.150	01/24/29	7,017,963
3,950,000		Wells Fargo & Co	2.879	10/30/30	4,125,226
3,000,000		Wells Fargo & Co	2.572	02/11/31	3,065,340
5,000,000		Wells Fargo & Co	4.478	04/04/31	5,821,431
7,025,000		Wells Fargo & Co	3.068	04/30/41	7,218,841
1,050,000		Wells Fargo & Co	5.375	11/02/43	1,392,976
1,468,000		Wells Fargo & Co	5.606	01/15/44	1,981,978
11

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$475,000		Wells Fargo & Co	4.650%	11/04/44	$582,011
1,500,000		Wells Fargo & Co	3.900	05/01/45	1,745,684
950,000		Wells Fargo & Co	4.900	11/17/45	1,202,910
3,250,000		Wells Fargo & Co	4.400	06/14/46	3,862,584
1,975,000		Wells Fargo & Co	4.750	12/07/46	2,473,511
1,500,000		Wells Fargo & Co	5.013	04/04/51	2,013,040
250,000		Wells Fargo Bank NA	6.600	01/15/38	363,364
1,000,000		Western Alliance Bancorp	3.000	06/15/31	1,019,886
300,000		Westpac Banking Corp	2.750	01/11/23	309,396
1,150,000		Westpac Banking Corp	3.650	05/15/23	1,211,875
750,000		Westpac Banking Corp	3.300	02/26/24	799,466
2,000,000		Westpac Banking Corp	2.350	02/19/25	2,092,220
1,000,000		Westpac Banking Corp	2.850	05/13/26	1,075,839
2,000,000		Westpac Banking Corp	1.150	06/03/26	1,997,572
675,000		Westpac Banking Corp	2.700	08/19/26	723,666
850,000		Westpac Banking Corp	3.350	03/08/27	933,256
725,000		Westpac Banking Corp	3.400	01/25/28	801,677
1,000,000		Westpac Banking Corp	2.894	02/04/30	1,035,434
1,500,000		Westpac Banking Corp	2.150	06/03/31	1,513,194
950,000		Westpac Banking Corp	4.322	11/23/31	1,048,625
600,000		Westpac Banking Corp	4.110	07/24/34	651,896
2,350,000		Westpac Banking Corp	2.668	11/15/35	2,301,038
900,000		Westpac Banking Corp	4.421	07/24/39	1,061,380
225,000		Westpac Banking Corp	2.963	11/16/40	222,810
400,000		Zions Bancorp NA	3.250	10/29/29	415,820
		TOTAL BANKS			894,225,888

CAPITAL GOODS - 1.5%
500,000		3M Co	1.750	02/14/23	509,586
300,000		3M Co	2.250	03/15/23	307,919
600,000		3M Co	3.250	02/14/24	636,914
1,000,000		3M Co	2.000	02/14/25	1,034,583
1,200,000		3M Co	3.000	08/07/25	1,292,729
675,000		3M Co	2.875	10/15/27	731,065
925,000		3M Co	3.625	09/14/28	1,037,427
500,000		3M Co	3.375	03/01/29	550,622
1,000,000		3M Co	2.375	08/26/29	1,037,637
200,000		3M Co	3.125	09/19/46	207,656
300,000		3M Co	3.625	10/15/47	338,776
1,150,000		3M Co	4.000	09/14/48	1,377,450
875,000	e	3M Co	3.250	08/26/49	926,415
820,000		3M Co	3.700	04/15/50	936,416
1,000,000		Acuity Brands Lighting, Inc	2.150	12/15/30	976,076
575,000		Air Lease Corp	2.250	01/15/23	587,559
200,000		Air Lease Corp	2.750	01/15/23	205,306
750,000		Air Lease Corp	3.875	07/03/23	788,515
2,000,000		Air Lease Corp	0.700	02/15/24	1,987,424
750,000		Air Lease Corp	2.300	02/01/25	770,363
750,000		Air Lease Corp	3.375	07/01/25	796,465
1,000,000		Air Lease Corp	2.875	01/15/26	1,044,896
1,000,000		Air Lease Corp	3.750	06/01/26	1,082,409
1,500,000		Air Lease Corp	1.875	08/15/26	1,494,762
500,000		Air Lease Corp	3.625	04/01/27	537,263
200,000		Air Lease Corp	3.625	12/01/27	214,189
12

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000	Air Lease Corp	2.100%	09/01/28	$1,941,656
300,000	Air Lease Corp	4.625	10/01/28	336,967
500,000	Air Lease Corp	3.250	10/01/29	520,180
750,000	Air Lease Corp	3.000	02/01/30	761,029
500,000	Air Lease Corp	3.125	12/01/30	512,230
200,000	Aircastle Ltd	4.400	09/25/23	212,974
1,000,000	Aircastle Ltd	4.125	05/01/24	1,063,728
500,000	Aircastle Ltd	4.250	06/15/26	546,585
500,000	Allegion plc	3.500	10/01/29	540,932
750,000	Boeing Co	2.800	03/01/23	770,541
2,100,000	Boeing Co	4.508	05/01/23	2,218,570
1,500,000	Boeing Co	1.950	02/01/24	1,535,109
4,000,000	Boeing Co	1.433	02/04/24	4,005,980
300,000	Boeing Co	2.800	03/01/24	312,068
5,700,000	Boeing Co	4.875	05/01/25	6,343,593
400,000	Boeing Co	2.600	10/30/25	413,620
2,000,000	Boeing Co	2.750	02/01/26	2,083,277
3,000,000	Boeing Co	2.196	02/04/26	3,022,115
300,000	Boeing Co	3.100	05/01/26	317,092
200,000	Boeing Co	2.250	06/15/26	203,292
500,000	Boeing Co	2.700	02/01/27	517,504
250,000	Boeing Co	2.800	03/01/27	260,303
1,900,000	Boeing Co	5.040	05/01/27	2,185,618
1,500,000	Boeing Co	3.250	02/01/28	1,584,431
500,000	Boeing Co	3.250	03/01/28	523,312
125,000	Boeing Co	3.450	11/01/28	132,766
600,000	Boeing Co	3.200	03/01/29	624,361
750,000	Boeing Co	2.950	02/01/30	764,702
1,600,000	Boeing Co	5.150	05/01/30	1,877,904
1,000,000	Boeing Co	3.625	02/01/31	1,070,509
300,000	Boeing Co	3.600	05/01/34	313,477
425,000	Boeing Co	3.250	02/01/35	424,961
500,000	Boeing Co	3.550	03/01/38	507,854
600,000	Boeing Co	3.500	03/01/39	601,437
350,000	Boeing Co	5.875	02/15/40	441,172
2,000,000	Boeing Co	5.705	05/01/40	2,541,511
300,000	Boeing Co	3.375	06/15/46	284,945
250,000	Boeing Co	3.650	03/01/47	244,301
100,000	Boeing Co	3.625	03/01/48	98,174
100,000	Boeing Co	3.850	11/01/48	101,893
5,000,000	Boeing Co	5.805	05/01/50	6,664,852
125,000	Boeing Co	3.825	03/01/59	122,620
750,000	Boeing Co	3.950	08/01/59	769,723
4,500,000	Boeing Co	5.930	05/01/60	6,147,338
100,000	Carlisle Cos, Inc	3.750	11/15/22	102,803
200,000	Carlisle Cos, Inc	3.500	12/01/24	214,078
500,000	Carlisle Cos, Inc	3.750	12/01/27	551,686
1,000,000	Carlisle Cos, Inc	2.750	03/01/30	1,031,529
2,000,000	Carlisle Cos, Inc	2.200	03/01/32	1,941,740
2,000,000	Carrier Global Corp	2.493	02/15/27	2,091,149
1,100,000	Carrier Global Corp	2.722	02/15/30	1,138,017
150,000	Carrier Global Corp	2.700	02/15/31	154,445
2,000,000	Carrier Global Corp	3.377	04/05/40	2,098,518
13

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$900,000		Carrier Global Corp	3.577%	04/05/50	$956,200
2,000,000		Caterpillar Financial Services Corp	0.250	03/01/23	2,000,423
300,000		Caterpillar Financial Services Corp	3.450	05/15/23	315,580
1,250,000		Caterpillar Financial Services Corp	0.650	07/07/23	1,257,625
1,000,000		Caterpillar Financial Services Corp	0.450	09/14/23	1,002,445
1,000,000		Caterpillar Financial Services Corp	2.850	05/17/24	1,058,368
1,000,000		Caterpillar Financial Services Corp	1.450	05/15/25	1,019,108
1,000,000		Caterpillar Financial Services Corp	0.800	11/13/25	993,887
3,000,000		Caterpillar Financial Services Corp	0.900	03/02/26	2,976,491
500,000		Caterpillar Financial Services Corp	2.400	08/09/26	529,465
2,000,000		Caterpillar Financial Services Corp	1.150	09/14/26	1,995,756
1,000,000	e	Caterpillar Financial Services Corp	1.100	09/14/27	988,811
2,775,000		Caterpillar, Inc	3.400	05/15/24	2,963,159
500,000		Caterpillar, Inc	2.600	09/19/29	526,911
1,500,000		Caterpillar, Inc	2.600	04/09/30	1,576,795
1,000,000	e	Caterpillar, Inc	1.900	03/12/31	994,794
225,000		Caterpillar, Inc	5.200	05/27/41	308,491
2,363,000		Caterpillar, Inc	3.803	08/15/42	2,769,092
300,000		Caterpillar, Inc	4.300	05/15/44	381,082
750,000		Caterpillar, Inc	3.250	09/19/49	812,966
750,000		Caterpillar, Inc	3.250	04/09/50	815,810
225,000		CNH Industrial Capital LLC	1.950	07/02/23	229,990
300,000		CNH Industrial Capital LLC	4.200	01/15/24	321,972
1,000,000		CNH Industrial Capital LLC	1.875	01/15/26	1,013,471
1,000,000		CNH Industrial Capital LLC	1.450	07/15/26	995,641
500,000		CNH Industrial NV	3.850	11/15/27	557,549
200,000		Crane Co	4.200	03/15/48	218,637
200,000		Cummins, Inc	3.650	10/01/23	211,250
500,000		Cummins, Inc	0.750	09/01/25	495,970
1,000,000		Cummins, Inc	1.500	09/01/30	956,109
200,000		Cummins, Inc	4.875	10/01/43	263,111
750,000		Cummins, Inc	2.600	09/01/50	702,868
218,000		Deere & Co	5.375	10/16/29	274,929
500,000		Deere & Co	2.875	09/07/49	515,283
1,000,000		Deere & Co	3.750	04/15/50	1,193,628
825,000		Dover Corp	3.150	11/15/25	882,869
100,000		Dover Corp	2.950	11/04/29	106,457
100,000		Dover Corp	5.375	03/01/41	129,923
2,200,000		Eaton Corp	2.750	11/02/22	2,256,804
200,000		Eaton Corp	3.103	09/15/27	216,741
150,000		Eaton Corp	4.000	11/02/32	174,261
925,000		Eaton Corp	4.150	11/02/42	1,088,690
200,000		Eaton Corp	3.915	09/15/47	228,603
350,000		Emerson Electric Co	2.625	02/15/23	358,710
200,000		Emerson Electric Co	3.150	06/01/25	214,812
1,000,000		Emerson Electric Co	0.875	10/15/26	981,984
500,000		Emerson Electric Co	1.800	10/15/27	509,684
750,000		Emerson Electric Co	1.950	10/15/30	750,043
200,000		Emerson Electric Co	5.250	11/15/39	267,090
500,000		Emerson Electric Co	2.750	10/15/50	489,315
150,000		Flowserve Corp	3.500	09/15/22	153,565
200,000		Flowserve Corp	4.000	11/15/23	212,100
500,000		Flowserve Corp	3.500	10/01/30	522,094
1,000,000		Flowserve Corp	2.800	01/15/32	989,598
14

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$875,000		Fortive Corp	3.150%	06/15/26	$944,023
250,000		Fortive Corp	4.300	06/15/46	294,895
600,000		Fortune Brands Home & Security, Inc	4.000	09/21/23	638,182
200,000		Fortune Brands Home & Security, Inc	4.000	06/15/25	218,602
1,000,000		Fortune Brands Home & Security, Inc	3.250	09/15/29	1,077,829
200,000		GATX Corp	4.350	02/15/24	215,674
500,000		GATX Corp	3.250	09/15/26	530,056
200,000		GATX Corp	3.500	03/15/28	216,091
200,000		GATX Corp	4.550	11/07/28	229,390
425,000		GATX Corp	4.700	04/01/29	492,676
500,000		GATX Corp	4.000	06/30/30	557,860
1,000,000		GATX Corp	1.900	06/01/31	950,028
225,000		GATX Corp	5.200	03/15/44	283,638
1,000,000		GATX Corp	3.100	06/01/51	945,010
325,000		General Dynamics Corp	2.250	11/15/22	330,474
825,000		General Dynamics Corp	3.375	05/15/23	863,722
300,000		General Dynamics Corp	1.875	08/15/23	308,006
1,200,000		General Dynamics Corp	2.375	11/15/24	1,260,111
975,000		General Dynamics Corp	3.500	05/15/25	1,058,257
3,000,000	e	General Dynamics Corp	1.150	06/01/26	3,015,348
750,000		General Dynamics Corp	3.750	05/15/28	842,863
900,000		General Dynamics Corp	2.250	06/01/31	921,208
2,000,000		General Dynamics Corp	2.850	06/01/41	2,039,326
225,000		General Dynamics Corp	3.600	11/15/42	254,609
1,950,000		General Dynamics Corp	4.250	04/01/50	2,465,269
250,000		General Electric Co	3.375	03/11/24	265,719
5,503,000		General Electric Co	3.450	05/15/24	5,852,737
1,102,000		General Electric Co	6.750	03/15/32	1,507,401
14,000		General Electric Co	6.875	01/10/39	20,864
500,000		Honeywell International, Inc	3.350	12/01/23	530,393
2,300,000		Honeywell International, Inc	1.350	06/01/25	2,337,647
1,700,000		Honeywell International, Inc	2.500	11/01/26	1,805,111
2,000,000		Honeywell International, Inc	1.100	03/01/27	1,984,551
950,000		Honeywell International, Inc	1.950	06/01/30	951,109
2,000,000		Honeywell International, Inc	1.750	09/01/31	1,949,060
782,000		Honeywell International, Inc	3.812	11/21/47	924,133
575,000	e	Honeywell International, Inc	2.800	06/01/50	582,009
200,000		Hubbell, Inc	3.350	03/01/26	215,922
500,000		Hubbell, Inc	3.150	08/15/27	533,035
200,000		Hubbell, Inc	3.500	02/15/28	217,140
1,000,000		Hubbell, Inc	2.300	03/15/31	1,003,517
1,000,000	g	Huntington Ingalls Industries, Inc	0.670	08/16/23	999,690
500,000		Huntington Ingalls Industries, Inc	3.844	05/01/25	541,534
400,000		Huntington Ingalls Industries, Inc	3.483	12/01/27	431,700
700,000	g	Huntington Ingalls Industries, Inc	2.043	08/16/28	690,542
500,000		Huntington Ingalls Industries, Inc	4.200	05/01/30	564,358
500,000		IDEX Corp	3.000	05/01/30	527,314
1,000,000		IDEX Corp	2.625	06/15/31	1,017,476
1,000,000		Illinois Tool Works, Inc	2.650	11/15/26	1,069,306
200,000		Illinois Tool Works, Inc	4.875	09/15/41	259,382
1,000,000		Illinois Tool Works, Inc	3.900	09/01/42	1,163,785
300,000		Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	318,594
400,000		Ingersoll-Rand Global Holding Co Ltd	3.750	08/21/28	444,096
15

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$200,000	Ingersoll-Rand Global Holding Co Ltd	5.750%	06/15/43	$286,359
450,000	Ingersoll-Rand Global Holding Co Ltd	4.300	02/21/48	538,417
600,000	Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	644,677
100,000	Ingersoll-Rand Luxembourg Finance S.A.	3.500	03/21/26	108,787
1,000,000	Ingersoll-Rand Luxembourg Finance S.A.	3.800	03/21/29	1,118,299
300,000	Ingersoll-Rand Luxembourg Finance S.A.	4.500	03/21/49	370,221
200,000	John Deere Capital Corp	2.700	01/06/23	206,193
1,425,000	John Deere Capital Corp	2.800	03/06/23	1,475,326
250,000	John Deere Capital Corp	1.200	04/06/23	253,347
300,000	John Deere Capital Corp	3.450	06/07/23	316,093
1,000,000	John Deere Capital Corp	0.700	07/05/23	1,006,606
1,000,000	John Deere Capital Corp	0.400	10/10/23	1,000,765
200,000	John Deere Capital Corp	3.650	10/12/23	213,259
750,000	John Deere Capital Corp	3.450	01/10/24	800,448
500,000	John Deere Capital Corp	2.600	03/07/24	524,890
3,000,000	John Deere Capital Corp	0.450	06/07/24	2,991,446
850,000	John Deere Capital Corp	2.650	06/24/24	897,157
500,000	John Deere Capital Corp	2.050	01/09/25	519,632
125,000	John Deere Capital Corp	3.400	09/11/25	136,494
1,000,000	John Deere Capital Corp	0.700	01/15/26	984,993
500,000	John Deere Capital Corp	2.250	09/14/26	524,887
250,000	John Deere Capital Corp	1.750	03/09/27	255,762
200,000	John Deere Capital Corp	2.800	09/08/27	215,468
200,000	John Deere Capital Corp	3.050	01/06/28	217,115
2,000,000	John Deere Capital Corp	1.500	03/06/28	1,986,879
500,000	John Deere Capital Corp	2.800	07/18/29	535,991
500,000	John Deere Capital Corp	2.450	01/09/30	520,474
1,000,000	John Deere Capital Corp	1.450	01/15/31	954,817
2,000,000	John Deere Capital Corp	2.000	06/17/31	1,998,715
474,000	Johnson Controls International plc	3.900	02/14/26	521,710
2,325,000	Johnson Controls International plc	1.750	09/15/30	2,256,703
207,000	Johnson Controls International plc	6.000	01/15/36	287,333
35,000	Johnson Controls International plc	5.125	09/14/45	45,865
300,000	Johnson Controls International plc	4.500	02/15/47	369,430
280,000	Johnson Controls International plc (Step Bond)	3.625	07/02/24	298,767
325,000	Johnson Controls International plc (Step Bond)	4.625	07/02/44	394,773
72,000	Johnson Controls International plc (Step Bond)	4.950	07/02/64	95,127
200,000	Kennametal, Inc	4.625	06/15/28	225,098
1,000,000	Kennametal, Inc	2.800	03/01/31	1,009,327
125,000	KLA-Tencor Corp	4.650	11/01/24	137,877
300,000	KLA-Tencor Corp	4.100	03/15/29	341,421
500,000	KLA-Tencor Corp	5.000	03/15/49	673,311
475,000	L3Harris Technologies, Inc	3.850	06/15/23	500,463
52,000	L3Harris Technologies, Inc	3.950	05/28/24	55,761
600,000	L3Harris Technologies, Inc	3.850	12/15/26	663,488
1,275,000	L3Harris Technologies, Inc	4.400	06/15/28	1,454,910
625,000	L3Harris Technologies, Inc	4.400	06/15/28	713,191
175,000	L3Harris Technologies, Inc	2.900	12/15/29	182,989
1,000,000	L3Harris Technologies, Inc	1.800	01/15/31	964,988
300,000	L3Harris Technologies, Inc	4.854	04/27/35	370,027
600,000	L3Harris Technologies, Inc	5.054	04/27/45	783,598
100,000	Legrand France S.A.	8.500	02/15/25	124,221
100,000	Lennox International, Inc	3.000	11/15/23	104,502
100,000	Lennox International, Inc	1.350	08/01/25	100,021
16

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Lennox International, Inc	1.700%	08/01/27	$99,264
500,000		Lockheed Martin Corp	3.100	01/15/23	515,680
300,000		Lockheed Martin Corp	2.900	03/01/25	319,126
2,200,000		Lockheed Martin Corp	3.550	01/15/26	2,418,463
150,000	e	Lockheed Martin Corp	1.850	06/15/30	149,259
300,000		Lockheed Martin Corp	3.600	03/01/35	339,349
500,000		Lockheed Martin Corp	4.500	05/15/36	619,449
1,833,000		Lockheed Martin Corp	4.070	12/15/42	2,195,848
275,000		Lockheed Martin Corp	3.800	03/01/45	318,985
200,000		Lockheed Martin Corp	4.700	05/15/46	261,737
1,150,000	e	Lockheed Martin Corp	2.800	06/15/50	1,136,965
1,894,000		Lockheed Martin Corp	4.090	09/15/52	2,317,715
200,000		Masco Corp	3.500	11/15/27	217,927
200,000		Masco Corp	1.500	02/15/28	194,576
500,000		Masco Corp	2.000	10/01/30	483,371
550,000		Masco Corp	2.000	02/15/31	531,965
700,000		Masco Corp	4.500	05/15/47	840,020
1,000,000		Masco Corp	3.125	02/15/51	980,643
400,000		Northrop Grumman Corp	3.250	08/01/23	419,955
1,000,000		Northrop Grumman Corp	2.930	01/15/25	1,059,392
300,000		Northrop Grumman Corp	3.200	02/01/27	326,063
5,275,000		Northrop Grumman Corp	3.250	01/15/28	5,707,004
425,000		Northrop Grumman Corp	4.400	05/01/30	498,398
100,000		Northrop Grumman Corp	5.050	11/15/40	128,319
700,000		Northrop Grumman Corp	4.750	06/01/43	891,101
300,000		Northrop Grumman Corp	3.850	04/15/45	341,063
2,450,000		Northrop Grumman Corp	4.030	10/15/47	2,868,269
1,000,000		Northrop Grumman Corp	5.250	05/01/50	1,402,331
100,000		Oshkosh Corp	3.100	03/01/30	105,108
1,000,000		Otis Worldwide Corp	2.056	04/05/25	1,033,300
1,000,000		Otis Worldwide Corp	2.293	04/05/27	1,038,807
525,000		Otis Worldwide Corp	2.565	02/15/30	538,970
500,000		Otis Worldwide Corp	3.112	02/15/40	512,500
450,000		Otis Worldwide Corp	3.362	02/15/50	470,745
200,000		Parker-Hannifin Corp	2.700	06/14/24	209,906
300,000		Parker-Hannifin Corp	3.300	11/21/24	321,480
650,000	e	Parker-Hannifin Corp	3.250	03/01/27	705,808
1,825,000		Parker-Hannifin Corp	3.250	06/14/29	1,962,909
200,000		Parker-Hannifin Corp	4.200	11/21/34	230,218
200,000		Parker-Hannifin Corp	4.450	11/21/44	242,000
750,000		Parker-Hannifin Corp	4.100	03/01/47	857,172
225,000		Parker-Hannifin Corp	4.000	06/14/49	259,287
1,150,000		Precision Castparts Corp	2.500	01/15/23	1,175,929
775,000		Precision Castparts Corp	3.250	06/15/25	833,684
400,000		Precision Castparts Corp	4.200	06/15/35	473,800
100,000		Precision Castparts Corp	3.900	01/15/43	115,121
1,000,000		Quanta Services, Inc	2.900	10/01/30	1,034,426
600,000		Quanta Services, Inc	2.350	01/15/32	587,079
1,000,000		Quanta Services, Inc	3.050	10/01/41	964,571
52,000		Raytheon Technologies Corp	3.650	08/16/23	54,927
500,000		Raytheon Technologies Corp	3.200	03/15/24	529,848
300,000		Raytheon Technologies Corp	3.150	12/15/24	318,491
1,325,000		Raytheon Technologies Corp	3.500	03/15/27	1,455,411
17

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Raytheon Technologies Corp	7.200%	08/15/27	$260,504
2,550,000		Raytheon Technologies Corp	4.125	11/16/28	2,902,374
4,500,000		Raytheon Technologies Corp	2.250	07/01/30	4,543,943
1,500,000		Raytheon Technologies Corp	1.900	09/01/31	1,455,499
100,000		Raytheon Technologies Corp	4.700	12/15/41	126,033
2,150,000		Raytheon Technologies Corp	4.500	06/01/42	2,635,193
125,000		Raytheon Technologies Corp	4.800	12/15/43	159,491
150,000		Raytheon Technologies Corp	4.200	12/15/44	173,624
700,000		Raytheon Technologies Corp	4.350	04/15/47	840,900
2,000,000		Raytheon Technologies Corp	3.125	07/01/50	2,020,863
1,000,000		Raytheon Technologies Corp	2.820	09/01/51	947,807
400,000		Rockwell Automation, Inc	3.500	03/01/29	447,098
150,000		Rockwell Automation, Inc	1.750	08/15/31	146,252
400,000	e	Rockwell Automation, Inc	4.200	03/01/49	494,340
1,000,000		Rockwell Automation, Inc	2.800	08/15/61	950,795
500,000		Roper Technologies, Inc	3.650	09/15/23	529,701
500,000		Roper Technologies, Inc	2.350	09/15/24	523,515
750,000		Roper Technologies, Inc	1.000	09/15/25	745,993
1,100,000		Roper Technologies, Inc	3.800	12/15/26	1,221,879
750,000		Roper Technologies, Inc	1.400	09/15/27	740,653
300,000		Roper Technologies, Inc	4.200	09/15/28	340,992
500,000		Roper Technologies, Inc	2.950	09/15/29	530,360
475,000		Roper Technologies, Inc	2.000	06/30/30	465,067
750,000		Roper Technologies, Inc	1.750	02/15/31	715,187
200,000		Snap-on, Inc	3.250	03/01/27	218,093
200,000		Snap-on, Inc	4.100	03/01/48	243,426
500,000		Snap-on, Inc	3.100	05/01/50	524,250
500,000		Stanley Black & Decker, Inc	3.400	03/01/26	544,427
300,000		Stanley Black & Decker, Inc	4.250	11/15/28	347,427
1,000,000		Stanley Black & Decker, Inc	2.300	03/15/30	1,026,212
100,000		Stanley Black & Decker, Inc	5.200	09/01/40	131,131
425,000		Stanley Black & Decker, Inc	4.850	11/15/48	564,035
1,500,000		Stanley Black & Decker, Inc	2.750	11/15/50	1,436,003
450,000		Stanley Black & Decker, Inc	4.000	03/15/60	481,851
2,000,000		Teledyne Technologies, Inc	1.600	04/01/26	2,014,531
1,000,000		Teledyne Technologies, Inc	2.250	04/01/28	1,018,478
1,000,000		Teledyne Technologies, Inc	2.750	04/01/31	1,022,998
150,000		Textron, Inc	4.000	03/15/26	165,269
500,000		Textron, Inc	3.650	03/15/27	548,215
100,000		Textron, Inc	3.375	03/01/28	107,261
750,000		Textron, Inc	3.900	09/17/29	831,172
500,000		Textron, Inc	3.000	06/01/30	525,395
300,000		Textron, Inc	2.450	03/15/31	300,604
250,000		Timken Co	3.875	09/01/24	266,757
200,000		Timken Co	4.500	12/15/28	223,134
100,000		Trimble, Inc	4.150	06/15/23	105,428
625,000		Trimble, Inc	4.900	06/15/28	722,688
1,250,000		United Technologies Corp	3.950	08/16/25	1,376,638
725,000		United Technologies Corp	3.125	05/04/27	787,841
250,000		United Technologies Corp	6.125	07/15/38	351,946
750,000		United Technologies Corp	4.450	11/16/38	908,125
200,000		United Technologies Corp	5.700	04/15/40	273,420
1,650,000		United Technologies Corp	4.150	05/15/45	1,941,160
3,325,000		United Technologies Corp	4.625	11/16/48	4,218,373
18

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Valmont Industries, Inc	5.000%	10/01/44	$246,322
200,000		Valmont Industries, Inc	5.250	10/01/54	249,707
600,000		Wabtec Corp	4.400	03/15/24	645,043
300,000		Wabtec Corp	3.450	11/15/26	321,029
875,000		Wabtec Corp	4.950	09/15/28	1,007,037
500,000		Westinghouse Air Brake Technologies Corp	3.200	06/15/25	530,560
750,000		WW Grainger, Inc	1.850	02/15/25	773,020
800,000		WW Grainger, Inc	4.600	06/15/45	1,023,871
200,000		WW Grainger, Inc	3.750	05/15/46	228,901
125,000		WW Grainger, Inc	4.200	05/15/47	154,170
775,000		Xylem, Inc	3.250	11/01/26	840,901
225,000		Xylem, Inc	1.950	01/30/28	226,371
150,000		Xylem, Inc	2.250	01/30/31	150,119
100,000		Xylem, Inc	4.375	11/01/46	118,789
		TOTAL CAPITAL GOODS			313,142,218

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
750,000		BayCare Health System, Inc	3.831	11/15/50	894,106
1,000,000	g	CGI, Inc	1.450	09/14/26	989,506
1,000,000	g	CGI, Inc	2.300	09/14/31	971,549
2,000,000		Council Of Europe Development Bank	0.875	09/22/26	1,979,979
225,000	g	Daimler Finance North America LLC	3.650	02/22/24	240,004
925,000	e	Daimler Finance North America LLC	8.500	01/18/31	1,400,291
200,000		Equifax, Inc	3.300	12/15/22	205,376
200,000		Equifax, Inc	3.950	06/15/23	210,913
750,000		Equifax, Inc	2.600	12/01/24	787,023
125,000		Equifax, Inc	2.600	12/15/25	131,064
100,000		Equifax, Inc	3.100	05/15/30	105,727
3,000,000		Equifax, Inc	2.350	09/15/31	2,953,317
1,000,000		Johnson Controls International plc	2.000	09/16/31	973,856
500,000		Leidos, Inc	2.950	05/15/23	516,815
500,000		Leidos, Inc	3.625	05/15/25	539,090
100,000		Leidos, Inc	4.375	05/15/30	112,961
1,000,000		Leidos, Inc	2.300	02/15/31	977,050
380,000		MidMichigan Health	3.409	06/01/50	409,082
100,000		Partners Healthcare System, Inc	3.765	07/01/48	115,505
750,000		Partners Healthcare System, Inc	3.192	07/01/49	792,931
100,000		Partners Healthcare System, Inc	4.117	07/01/55	122,082
1,000,000		Partners Healthcare System, Inc	3.342	07/01/60	1,069,186
725,000		RELX Capital, Inc	3.500	03/16/23	755,419
625,000		RELX Capital, Inc	4.000	03/18/29	703,343
100,000		RELX Capital, Inc	3.000	05/22/30	106,161
750,000		Republic Services, Inc	3.200	03/15/25	800,499
275,000		Republic Services, Inc	0.875	11/15/25	270,930
900,000		Republic Services, Inc	2.900	07/01/26	957,852
100,000		Republic Services, Inc	3.375	11/15/27	109,141
500,000		Republic Services, Inc	2.300	03/01/30	506,291
1,000,000		Republic Services, Inc	1.450	02/15/31	937,067
575,000		Republic Services, Inc	1.750	02/15/32	545,749
1,000,000		Republic Services, Inc	3.050	03/01/50	1,016,916
880,000		Rockefeller Foundation	2.492	10/01/50	858,637
300,000		Steelcase, Inc	5.125	01/18/29	345,129
600,000		Thomson Reuters Corp	4.300	11/23/23	641,643
19

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,200,000	Thomson Reuters Corp	3.350%	05/15/26	$1,295,664
145,000	Thomson Reuters Corp	5.850	04/15/40	198,393
200,000	Thomson Reuters Corp	5.650	11/23/43	272,065
500,000	Verisk Analytics, Inc	4.000	06/15/25	550,768
850,000	Verisk Analytics, Inc	4.125	03/15/29	965,327
300,000	Verisk Analytics, Inc	5.500	06/15/45	400,564
200,000	Verisk Analytics, Inc	3.625	05/15/50	212,508
750,000	Waste Connections, Inc	3.500	05/01/29	822,101
500,000	Waste Connections, Inc	2.600	02/01/30	514,729
700,000	Waste Connections, Inc	2.200	01/15/32	690,084
500,000	Waste Connections, Inc	3.050	04/01/50	498,214
575,000	Waste Connections, Inc	2.950	01/15/52	562,610
100,000	Waste Management, Inc	2.400	05/15/23	102,909
1,225,000	Waste Management, Inc	3.150	11/15/27	1,331,553
500,000	Waste Management, Inc	1.150	03/15/28	481,463
1,000,000	Waste Management, Inc	2.000	06/01/29	1,004,312
1,000,000	Waste Management, Inc	1.500	03/15/31	939,531
1,000,000	Waste Management, Inc	2.950	06/01/41	1,023,454
250,000	Waste Management, Inc	2.500	11/15/50	231,267
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			37,149,706

CONSUMER DURABLES & APPAREL - 0.1%
500,000	Brunswick Corp	0.850	08/18/24	500,046
1,000,000	Brunswick Corp	2.400	08/18/31	966,880
700,000	Coach, Inc	4.125	07/15/27	765,140
750,000	DR Horton, Inc	2.500	10/15/24	785,676
500,000	DR Horton, Inc	2.600	10/15/25	524,816
1,000,000	DR Horton, Inc	1.300	10/15/26	988,732
1,000,000	DR Horton, Inc	1.400	10/15/27	979,557
750,000	Hasbro, Inc	3.550	11/19/26	816,440
775,000	Hasbro, Inc	3.500	09/15/27	845,645
1,000,000	Hasbro, Inc	3.900	11/19/29	1,104,559
100,000	Hasbro, Inc	6.350	03/15/40	138,215
200,000	Hasbro, Inc	5.100	05/15/44	241,602
475,000	Leggett & Platt, Inc	3.500	11/15/27	508,796
350,000	Leggett & Platt, Inc	4.400	03/15/29	397,996
1,900,000	Lennar Corp	4.750	11/29/27	2,201,530
500,000	MDC Holdings, Inc	3.966	08/06/61	478,885
100,000	Mohawk Industries, Inc	3.850	02/01/23	103,700
750,000	Mohawk Industries, Inc	3.625	05/15/30	817,013
300,000	NIKE, Inc	2.250	05/01/23	307,907
650,000	NIKE, Inc	2.375	11/01/26	687,202
300,000	NIKE, Inc	3.625	05/01/43	344,590
825,000	NIKE, Inc	3.875	11/01/45	979,069
200,000	NIKE, Inc	3.375	11/01/46	221,468
2,440,000	NIKE, Inc	3.375	03/27/50	2,722,523
1,000,000	NVR, Inc	3.000	05/15/30	1,046,488
200,000	Ralph Lauren Corp	3.750	09/15/25	219,185
1,000,000	Ralph Lauren Corp	2.950	06/15/30	1,055,782
400,000	VF Corp	2.400	04/23/25	416,819
1,000,000	VF Corp	2.800	04/23/27	1,061,962
200,000	VF Corp	2.950	04/23/30	210,525
100,000	Whirlpool Corp	3.700	03/01/23	104,453
100,000	Whirlpool Corp	4.000	03/01/24	107,639
20

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$925,000		Whirlpool Corp	4.750%	02/26/29	$1,082,680
500,000		Whirlpool Corp	2.400	05/15/31	499,907
200,000		Whirlpool Corp	4.500	06/01/46	238,454
775,000		Whirlpool Corp	4.600	05/15/50	952,068
		TOTAL CONSUMER DURABLES & APPAREL			25,423,949

CONSUMER SERVICES - 0.6%
14,500,000		Anheuser-Busch Cos LLC	3.650	02/01/26	15,903,915
3,150,000		Anheuser-Busch Cos LLC	4.700	02/01/36	3,806,588
11,375,000		Anheuser-Busch Cos LLC	4.900	02/01/46	13,982,319
200,000		Block Financial LLC	5.500	11/01/22	205,477
200,000		Block Financial LLC	5.250	10/01/25	225,450
1,000,000		Block Financial LLC	2.500	07/15/28	1,014,169
750,000		Block Financial LLC	3.875	08/15/30	815,664
300,000		Board of Trustees of The Leland Stanford Junior University	3.647	05/01/48	358,946
1,100,000		Booking Holdings, Inc	4.625	04/13/30	1,307,505
1,000,000		California Endowment	2.498	04/01/51	962,669
100,000		Children’s Hospital Corp	4.115	01/01/47	125,507
1,000,000		Children’s Hospital Corp	2.585	02/01/50	951,173
500,000		Choice Hotels International, Inc	3.700	12/01/29	531,830
675,000		Cintas Corp No 2	3.700	04/01/27	753,373
500,000		CommonSpirit Health	2.950	11/01/22	513,318
750,000		CommonSpirit Health	2.760	10/01/24	789,146
1,000,000		CommonSpirit Health	3.347	10/01/29	1,075,120
1,000,000		CommonSpirit Health	2.782	10/01/30	1,029,763
300,000		CommonSpirit Health	4.350	11/01/42	344,302
750,000		CommonSpirit Health	3.817	10/01/49	833,757
715,000		CommonSpirit Health	4.187	10/01/49	816,495
500,000		CommonSpirit Health	3.910	10/01/50	546,227
200,000		Darden Restaurants, Inc	3.850	05/01/27	221,858
300,000		Darden Restaurants, Inc	4.550	02/15/48	346,363
500,000		Emory University	2.143	09/01/30	510,204
500,000		Emory University	2.969	09/01/50	519,746
500,000		Expedia Group, Inc	3.600	12/15/23	529,242
300,000		Expedia Group, Inc	4.500	08/15/24	326,074
1,200,000		Expedia Group, Inc	5.000	02/15/26	1,355,110
750,000		Expedia Group, Inc	4.625	08/01/27	850,260
175,000		Expedia Group, Inc	3.800	02/15/28	189,932
750,000		Expedia Group, Inc	3.250	02/15/30	775,654
1,000,000		Expedia Group, Inc	2.950	03/15/31	1,010,560
200,000		Hyatt Hotels Corp	3.375	07/15/23	207,564
1,000,000		Hyatt Hotels Corp	1.800	10/01/24	1,002,120
100,000		Hyatt Hotels Corp	5.375	04/23/25	111,694
100,000		Hyatt Hotels Corp	4.850	03/15/26	110,619
200,000		Hyatt Hotels Corp	4.375	09/15/28	218,316
1,100,000		Hyatt Hotels Corp	5.750	04/23/30	1,320,477
750,000		Johns Hopkins University	2.813	01/01/60	763,262
1,000,000		Las Vegas Sands Corp	3.200	08/08/24	1,026,749
500,000		Las Vegas Sands Corp	2.900	06/25/25	502,699
625,000		Las Vegas Sands Corp	3.500	08/18/26	638,405
750,000	e	Las Vegas Sands Corp	3.900	08/08/29	764,486
500,000		Leland Stanford Junior University	1.289	06/01/27	501,592
21

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	Leland Stanford Junior University	2.413%	06/01/50	$963,210
300,000	Marriott International, Inc	4.150	12/01/23	319,976
300,000	Marriott International, Inc	3.600	04/15/24	319,642
14,000	Marriott International, Inc	5.750	05/01/25	16,010
1,250,000	Marriott International, Inc	4.000	04/15/28	1,373,119
300,000	Marriott International, Inc	4.650	12/01/28	341,406
400,000	Marriott International, Inc	4.625	06/15/30	456,985
1,000,000	Marriott International, Inc	2.850	04/15/31	1,012,782
1,500,000	Marriott International, Inc	3.500	10/15/32	1,593,666
2,000,000	Marriott International, Inc	2.750	10/15/33	1,955,542
1,500,000	Massachusetts Institute of Technology	2.989	07/01/50	1,619,863
1,000,000	Massachusetts Institute of Technology	2.294	07/01/51	929,876
750,000	Massachusetts Institute of Technology	5.600	07/01/11	1,292,338
200,000	Massachusetts Institute of Technology	4.678	07/01/14	290,147
300,000	Massachusetts Institute of Technology	3.885	07/01/16	362,992
650,000	McDonald’s Corp	3.350	04/01/23	677,021
150,000	McDonald’s Corp	1.450	09/01/25	152,231
2,950,000	McDonald’s Corp	3.700	01/30/26	3,243,252
300,000	McDonald’s Corp	3.500	03/01/27	329,656
775,000	McDonald’s Corp	3.800	04/01/28	866,147
1,250,000	McDonald’s Corp	2.625	09/01/29	1,303,743
500,000	McDonald’s Corp	2.125	03/01/30	504,661
2,225,000	McDonald’s Corp	4.700	12/09/35	2,747,114
250,000	McDonald’s Corp	6.300	10/15/37	357,804
100,000	McDonald’s Corp	6.300	03/01/38	142,863
250,000	McDonald’s Corp	4.600	05/26/45	307,297
1,275,000	McDonald’s Corp	4.875	12/09/45	1,621,100
725,000	McDonald’s Corp	4.450	03/01/47	884,408
625,000	McDonald’s Corp	4.450	09/01/48	767,416
1,825,000	McDonald’s Corp	3.625	09/01/49	1,989,943
1,350,000	McDonald’s Corp	4.200	04/01/50	1,609,392
750,000	Northeastern University	2.894	10/01/50	756,595
200,000	Northwestern University	3.868	12/01/48	236,398
750,000	Northwestern University	2.640	12/01/50	748,661
200,000	Northwestern University	3.662	12/01/57	242,782
1,000,000	Novant Health, Inc	2.637	11/01/36	1,011,225
1,000,000	Novant Health, Inc	3.318	11/01/61	1,053,815
1,000,000	President & Fellows of Harvard College	2.517	10/15/50	985,539
750,000	President and Fellows of Harvard College	3.619	10/01/37	863,928
200,000	President and Fellows of Harvard College	3.150	07/15/46	220,429
200,000	President and Fellows of Harvard College	3.300	07/15/56	227,354
2,800,000	Sands China Ltd	5.125	08/08/25	3,014,928
1,100,000	Sands China Ltd	5.400	08/08/28	1,214,796
525,000	Starbucks Corp	3.850	10/01/23	555,933
175,000	Starbucks Corp	2.450	06/15/26	183,885
500,000	Starbucks Corp	2.000	03/12/27	512,985
750,000	Starbucks Corp	3.500	03/01/28	823,673
650,000	Starbucks Corp	4.000	11/15/28	738,789
750,000	Starbucks Corp	3.550	08/15/29	830,887
500,000	Starbucks Corp	2.250	03/12/30	504,040
1,500,000	Starbucks Corp	2.550	11/15/30	1,540,797
200,000	Starbucks Corp	4.300	06/15/45	234,006
200,000	Starbucks Corp	3.750	12/01/47	217,660
650,000	Starbucks Corp	4.500	11/15/48	795,819
22

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	Starbucks Corp	4.450%	08/15/49	$1,222,701
500,000	Starbucks Corp	3.350	03/12/50	519,393
1,000,000	Starbucks Corp	3.500	11/15/50	1,061,571
200,000	Trinity Acquisition plc	4.400	03/15/26	223,460
500,000	Trustees of Boston College	3.129	07/01/52	523,820
100,000	Trustees of Boston University	4.061	10/01/48	121,476
1,000,000	Trustees of Princeton University	2.516	07/01/50	987,676
1,000,000	University of Chicago	3.000	10/01/52	1,041,943
1,000,000	University of Southern California	2.945	10/01/51	1,046,610
1,000,000	University of Southern California	3.226	10/01/20	1,008,607
200,000	Wesleyan University	4.781	07/01/16	267,614
500,000	Yale University	0.873	04/15/25	501,777
750,000	Yale University	1.482	04/15/30	737,891
750,000	Yale University	2.402	04/15/50	722,412
	TOTAL CONSUMER SERVICES			118,549,176

DIVERSIFIED FINANCIALS - 2.5%
200,000	AerCap Ireland Capital DAC	3.300	01/23/23	206,079
300,000	AerCap Ireland Capital DAC	4.125	07/03/23	315,593
1,500,000	AerCap Ireland Capital DAC	4.500	09/15/23	1,598,113
600,000	AerCap Ireland Capital DAC	4.875	01/16/24	648,288
1,000,000	AerCap Ireland Capital DAC	3.150	02/15/24	1,042,753
750,000	AerCap Ireland Capital DAC	2.875	08/14/24	781,363
1,675,000	AerCap Ireland Capital DAC	3.500	01/15/25	1,762,452
300,000	AerCap Ireland Capital DAC	4.450	10/01/25	327,910
500,000	AerCap Ireland Capital DAC	1.750	01/30/26	494,892
500,000	AerCap Ireland Capital DAC	4.450	04/03/26	544,619
250,000	AerCap Ireland Capital DAC	3.650	07/21/27	265,557
1,000,000	AerCap Ireland Capital DAC	4.625	10/15/27	1,114,993
200,000	AerCap Ireland Capital DAC	3.875	01/23/28	214,723
200,000	Affiliated Managers Group, Inc	4.250	02/15/24	216,361
1,000,000	Affiliated Managers Group, Inc	3.300	06/15/30	1,069,662
20,000	Ahold Finance USA LLC	6.875	05/01/29	26,417
1,000,000	Ally Financial, Inc	3.050	06/05/23	1,037,426
2,000,000	Ally Financial, Inc	1.450	10/02/23	2,029,540
500,000	Ally Financial, Inc	5.800	05/01/25	575,171
2,000,000	Ally Financial, Inc	8.000	11/01/31	2,884,657
175,000	American Express Co	2.650	12/02/22	179,737
5,000,000	American Express Co	3.400	02/27/23	5,198,346
2,000,000	American Express Co	3.700	08/03/23	2,115,111
750,000	American Express Co	3.000	10/30/24	800,551
1,000,000	American Express Co	4.200	11/06/25	1,124,341
2,500,000	American Express Co	3.125	05/20/26	2,707,434
525,000	American Express Co	4.050	12/03/42	626,770
325,000	American Honda Finance Corp	2.050	01/10/23	331,976
1,250,000	American Honda Finance Corp	0.875	07/07/23	1,259,772
300,000	American Honda Finance Corp	3.450	07/14/23	315,754
750,000	American Honda Finance Corp	0.650	09/08/23	752,869
500,000	American Honda Finance Corp	3.625	10/10/23	531,274
300,000	American Honda Finance Corp	3.550	01/12/24	319,357
200,000	American Honda Finance Corp	2.900	02/16/24	210,570
1,000,000	American Honda Finance Corp	2.400	06/27/24	1,043,768
1,000,000	American Honda Finance Corp	0.550	07/12/24	994,287
23

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	American Honda Finance Corp	2.150%	09/10/24	$520,110
1,000,000	American Honda Finance Corp	1.200	07/08/25	1,005,470
750,000	American Honda Finance Corp	1.000	09/10/25	746,241
3,000,000	American Honda Finance Corp	1.300	09/09/26	2,996,077
100,000	American Honda Finance Corp	2.300	09/09/26	104,696
1,000,000	American Honda Finance Corp	2.350	01/08/27	1,044,461
500,000	American Honda Finance Corp	3.500	02/15/28	552,071
1,500,000	American Honda Finance Corp	1.800	01/13/31	1,469,274
875,000	Ameriprise Financial, Inc	4.000	10/15/23	935,636
300,000	Ameriprise Financial, Inc	3.700	10/15/24	326,527
125,000	Ameriprise Financial, Inc	3.000	04/02/25	132,788
200,000	Ameriprise Financial, Inc	2.875	09/15/26	213,811
1,000,000	Andrew W Mellon Foundation	0.947	08/01/27	982,814
600,000	Ares Capital Corp	3.500	02/10/23	620,548
850,000	Ares Capital Corp	4.200	06/10/24	911,565
500,000	Ares Capital Corp	4.250	03/01/25	536,655
500,000	Ares Capital Corp	3.250	07/15/25	525,916
1,200,000	Ares Capital Corp	3.875	01/15/26	1,283,314
1,500,000	Ares Capital Corp	2.150	07/15/26	1,503,990
1,500,000	Ares Capital Corp	2.875	06/15/28	1,519,528
227,000	AXA Equitable Holdings, Inc	3.900	04/20/23	238,133
1,375,000	AXA Equitable Holdings, Inc	4.350	04/20/28	1,567,103
975,000	AXA Equitable Holdings, Inc	5.000	04/20/48	1,242,086
2,000,000	Bank of ,NV Scotia	1.050	03/02/26	1,977,456
3,000,000	Bank of ,NV Scotia	1.300	09/15/26	2,977,953
1,500,000	Bank of Montreal	1.250	09/15/26	1,488,767
750,000	Bank of New York Mellon Corp	1.850	01/27/23	764,295
2,625,000	Bank of New York Mellon Corp	2.950	01/29/23	2,711,520
1,025,000	Bank of New York Mellon Corp	3.500	04/28/23	1,075,686
825,000	Bank of New York Mellon Corp	2.200	08/16/23	851,760
1,000,000	Bank of New York Mellon Corp	0.350	12/07/23	999,008
350,000	Bank of New York Mellon Corp	3.650	02/04/24	373,927
800,000	Bank of New York Mellon Corp	3.250	09/11/24	857,583
1,750,000	Bank of New York Mellon Corp	2.100	10/24/24	1,823,303
500,000	Bank of New York Mellon Corp	3.000	02/24/25	534,043
725,000	Bank of New York Mellon Corp	1.600	04/24/25	741,091
1,500,000	Bank of New York Mellon Corp	0.750	01/28/26	1,479,414
500,000	Bank of New York Mellon Corp	2.800	05/04/26	534,762
500,000	Bank of New York Mellon Corp	2.450	08/17/26	528,662
300,000	Bank of New York Mellon Corp	3.250	05/16/27	327,846
1,000,000	Bank of New York Mellon Corp	3.400	01/29/28	1,100,190
600,000	Bank of New York Mellon Corp	3.850	04/28/28	682,121
2,000,000	Bank of New York Mellon Corp	1.650	07/14/28	1,997,985
400,000	Bank of New York Mellon Corp	3.300	08/23/29	438,232
1,500,000	Bank of New York Mellon Corp	1.650	01/28/31	1,461,191
1,000,000	Bank of New York Mellon Corp	1.800	07/28/31	977,458
1,325,000	Berkshire Hathaway, Inc	2.750	03/15/23	1,366,305
2,400,000	Berkshire Hathaway, Inc	3.125	03/15/26	2,604,649
800,000	Berkshire Hathaway, Inc	4.500	02/11/43	1,005,304
250,000	BGC Partners, Inc	5.375	07/24/23	268,486
500,000	BGC Partners, Inc	3.750	10/01/24	530,144
1,000,000	BlackRock TCP Capital Corp	2.850	02/09/26	1,022,784
500,000	BlackRock, Inc	3.500	03/18/24	535,923
850,000	BlackRock, Inc	3.250	04/30/29	933,248
24

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,450,000	BlackRock, Inc	1.900%	01/28/31	$1,449,343
1,025,000	BPCE S.A.	4.000	04/15/24	1,109,914
300,000	BPCE S.A.	3.375	12/02/26	326,509
300,000	Brookfield Asset Management, Inc	4.000	01/15/25	325,937
1,000,000	Brookfield Finance LLC	3.450	04/15/50	1,031,473
550,000	Brookfield Finance, Inc	4.000	04/01/24	590,178
200,000	Brookfield Finance, Inc	4.250	06/02/26	223,659
300,000	Brookfield Finance, Inc	3.900	01/25/28	332,821
600,000	Brookfield Finance, Inc	4.850	03/29/29	706,234
725,000	Brookfield Finance, Inc	4.700	09/20/47	877,842
1,000,000	Brookfield Finance, Inc	3.500	03/30/51	1,044,819
275,000	Capital One Bank USA NA	3.375	02/15/23	286,023
1,925,000	Capital One Financial Corp	3.200	01/30/23	1,992,977
500,000	Capital One Financial Corp	2.600	05/11/23	516,902
150,000	Capital One Financial Corp	3.500	06/15/23	157,636
300,000	Capital One Financial Corp	3.900	01/29/24	321,121
750,000	Capital One Financial Corp	3.300	10/30/24	804,625
125,000	Capital One Financial Corp	3.200	02/05/25	133,608
625,000	Capital One Financial Corp	4.250	04/30/25	690,993
850,000	Capital One Financial Corp	4.200	10/29/25	942,067
700,000	Capital One Financial Corp	3.750	07/28/26	768,428
1,075,000	Capital One Financial Corp	3.750	03/09/27	1,189,302
1,000,000	Capital One Financial Corp	3.650	05/11/27	1,107,778
2,700,000	Capital One Financial Corp	3.800	01/31/28	2,999,913
3,525,000	Capital One Financial Corp	2.359	07/29/32	3,451,083
1,000,000	Cboe Global Markets, Inc	1.625	12/15/30	958,944
450,000	CBOE Holdings, Inc	3.650	01/12/27	495,901
500,000	Celanese US Holdings LLC	4.625	11/15/22	522,780
200,000	Celanese US Holdings LLC	3.500	05/08/24	213,143
1,000,000	Celanese US Holdings LLC	1.400	08/05/26	992,782
425,000	Charles Schwab Corp	2.650	01/25/23	437,362
300,000	Charles Schwab Corp	3.550	02/01/24	320,402
300,000	Charles Schwab Corp	3.750	04/01/24	322,052
200,000	Charles Schwab Corp	3.000	03/10/25	212,554
350,000	Charles Schwab Corp	3.625	04/01/25	378,670
1,250,000	Charles Schwab Corp	3.850	05/21/25	1,368,029
1,500,000	Charles Schwab Corp	0.900	03/11/26	1,486,756
1,500,000	Charles Schwab Corp	1.150	05/13/26	1,502,666
500,000	Charles Schwab Corp	3.200	03/02/27	545,036
525,000	Charles Schwab Corp	3.300	04/01/27	571,932
200,000	Charles Schwab Corp	3.200	01/25/28	218,378
2,000,000	Charles Schwab Corp	2.000	03/20/28	2,041,293
300,000	Charles Schwab Corp	4.000	02/01/29	341,386
500,000	Charles Schwab Corp	2.750	10/01/29	524,931
1,500,000	Charles Schwab Corp	1.650	03/11/31	1,444,860
1,500,000	Charles Schwab Corp	2.300	05/13/31	1,532,156
1,000,000	Charles Schwab Corp	1.950	12/01/31	981,389
1,500,000	CI Financial Corp	3.200	12/17/30	1,557,224
1,000,000	CI Financial Corp	4.100	06/15/51	1,074,885
475,000	CME Group, Inc	3.000	03/15/25	505,690
500,000	CME Group, Inc	3.750	06/15/28	564,400
400,000	CME Group, Inc	5.300	09/15/43	561,135
500,000	CME Group, Inc	4.150	06/15/48	634,925
25

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000	Credit Suisse AG.	1.000%	05/05/23	$2,018,431
2,000,000	Credit Suisse AG.	0.495	02/02/24	1,992,788
2,900,000	Credit Suisse AG.	3.625	09/09/24	3,125,691
500,000	Credit Suisse AG.	2.950	04/09/25	530,019
1,000,000	Credit Suisse AG.	1.250	08/07/26	985,796
1,275,000	Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	1,343,308
2,300,000	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	2,480,450
2,750,000	Credit Suisse Group Funding Guernsey Ltd	4.550	04/17/26	3,089,145
1,750,000	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	2,190,703
750,000	Deutsche Bank AG.	3.950	02/27/23	783,778
525,000	Deutsche Bank AG.	3.700	05/30/24	558,960
1,000,000	Deutsche Bank AG.	2.222	09/18/24	1,024,991
2,000,000	Deutsche Bank AG.	1.447	04/01/25	2,013,813
1,000,000	Deutsche Bank AG.	3.961	11/26/25	1,081,512
1,800,000	Deutsche Bank AG.	4.100	01/13/26	1,972,378
3,000,000	Deutsche Bank AG.	1.686	03/19/26	3,017,048
2,000,000	Deutsche Bank AG.	2.129	11/24/26	2,031,537
825,000	Deutsche Bank AG.	3.547	09/18/31	880,375
750,000	Deutsche Bank AG.	3.035	05/28/32	760,956
100,000	Diageo Investment Corp	4.250	05/11/42	120,961
700,000	Discover Financial Services	3.950	11/06/24	758,159
200,000	Discover Financial Services	4.500	01/30/26	224,033
350,000	Discover Financial Services	4.100	02/09/27	389,879
200,000	E*TRADE Financial Corp	3.800	08/24/27	222,004
300,000	E*TRADE Financial Corp	4.500	06/20/28	343,207
300,000	Eaton Vance Corp	3.625	06/15/23	315,197
200,000	Eaton Vance Corp	3.500	04/06/27	217,598
750,000	Ford Foundation	2.415	06/01/50	713,859
525,000	Ford Foundation	2.815	06/01/70	520,001
200,000	Franklin Resources, Inc	2.850	03/30/25	212,892
1,500,000	Franklin Resources, Inc	1.600	10/30/30	1,427,590
500,000	Franklin Resources, Inc	2.950	08/12/51	485,416
750,000	FS KKR Capital Corp	4.125	02/01/25	801,378
750,000	FS KKR Capital Corp	3.400	01/15/26	783,661
1,000,000	FS KKR Capital Corp	2.625	01/15/27	1,002,443
5,768,000	GE Capital International Funding Co	3.373	11/15/25	6,251,740
4,444,000	GE Capital International Funding Co	4.418	11/15/35	5,333,032
300,000	General Motors Financial Co, Inc	3.250	01/05/23	309,412
1,125,000	General Motors Financial Co, Inc	3.700	05/09/23	1,173,760
725,000	General Motors Financial Co, Inc	4.150	06/19/23	766,237
650,000	General Motors Financial Co, Inc	5.100	01/17/24	709,593
725,000	General Motors Financial Co, Inc	3.950	04/13/24	774,840
1,500,000	General Motors Financial Co, Inc	3.500	11/07/24	1,605,329
125,000	General Motors Financial Co, Inc	4.000	01/15/25	135,323
1,000,000	General Motors Financial Co, Inc	2.900	02/26/25	1,049,168
5,175,000	General Motors Financial Co, Inc	4.350	04/09/25	5,682,262
3,000,000	General Motors Financial Co, Inc	2.750	06/20/25	3,136,502
450,000	General Motors Financial Co, Inc	4.300	07/13/25	493,791
500,000	General Motors Financial Co, Inc	1.250	01/08/26	493,659
275,000	General Motors Financial Co, Inc	5.250	03/01/26	314,257
1,000,000	General Motors Financial Co, Inc	1.500	06/10/26	993,940
525,000	General Motors Financial Co, Inc	4.000	10/06/26	578,174
1,400,000	General Motors Financial Co, Inc	4.350	01/17/27	1,569,527
1,000,000	General Motors Financial Co, Inc	2.700	08/20/27	1,038,931
26

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,100,000	General Motors Financial Co, Inc	3.850%	01/05/28	$1,196,987
2,000,000	General Motors Financial Co, Inc	2.400	04/10/28	2,017,436
2,400,000	General Motors Financial Co, Inc	5.650	01/17/29	2,888,397
1,500,000	General Motors Financial Co, Inc	3.600	06/21/30	1,608,947
2,000,000	General Motors Financial Co, Inc	2.350	01/08/31	1,958,914
475,000	General Motors Financial Co, Inc	2.700	06/10/31	473,546
500,000	Goldman Sachs BDC, Inc	3.750	02/10/25	529,520
500,000	Goldman Sachs BDC, Inc	2.875	01/15/26	514,095
2,275,000	Goldman Sachs Group, Inc	3.625	01/22/23	2,371,113
2,000,000	Goldman Sachs Group, Inc	0.481	01/27/23	2,000,324
5,425,000	Goldman Sachs Group, Inc	3.200	02/23/23	5,620,596
1,000,000	Goldman Sachs Group, Inc	0.627	11/17/23	1,000,410
2,575,000	Goldman Sachs Group, Inc	3.625	02/20/24	2,744,009
2,025,000	Goldman Sachs Group, Inc	4.000	03/03/24	2,181,400
425,000	Goldman Sachs Group, Inc	3.850	07/08/24	457,528
600,000	Goldman Sachs Group, Inc	3.500	01/23/25	642,679
250,000	Goldman Sachs Group, Inc	3.500	04/01/25	268,776
1,100,000	Goldman Sachs Group, Inc	3.750	05/22/25	1,192,037
2,375,000	Goldman Sachs Group, Inc	3.272	09/29/25	2,536,100
575,000	Goldman Sachs Group, Inc	4.250	10/21/25	636,772
700,000	Goldman Sachs Group, Inc	0.855	02/12/26	693,258
1,125,000	Goldman Sachs Group, Inc	3.750	02/25/26	1,234,502
425,000	Goldman Sachs Group, Inc	3.500	11/16/26	459,263
700,000	Goldman Sachs Group, Inc	1.093	12/09/26	689,796
125,000	Goldman Sachs Group, Inc	5.950	01/15/27	150,373
3,950,000	Goldman Sachs Group, Inc	3.850	01/26/27	4,339,987
2,600,000	Goldman Sachs Group, Inc	1.431	03/09/27	2,592,850
5,000,000	Goldman Sachs Group, Inc	1.542	09/10/27	4,979,987
4,475,000	Goldman Sachs Group, Inc	3.691	06/05/28	4,925,776
8,525,000	Goldman Sachs Group, Inc	3.814	04/23/29	9,434,357
550,000	Goldman Sachs Group, Inc	4.223	05/01/29	621,567
2,500,000	Goldman Sachs Group, Inc	2.600	02/07/30	2,573,049
2,500,000	Goldman Sachs Group, Inc	3.800	03/15/30	2,783,018
5,000,000	Goldman Sachs Group, Inc	1.992	01/27/32	4,821,650
2,050,000	Goldman Sachs Group, Inc	2.615	04/22/32	2,074,784
2,550,000	Goldman Sachs Group, Inc	2.383	07/21/32	2,524,804
900,000	Goldman Sachs Group, Inc	6.750	10/01/37	1,289,058
2,425,000	Goldman Sachs Group, Inc	4.017	10/31/38	2,786,883
4,525,000	Goldman Sachs Group, Inc	4.411	04/23/39	5,438,426
2,475,000	Goldman Sachs Group, Inc	6.250	02/01/41	3,607,536
1,900,000	Goldman Sachs Group, Inc	3.210	04/22/42	1,964,106
2,000,000	Goldman Sachs Group, Inc	2.908	07/21/42	1,971,904
1,225,000	Goldman Sachs Group, Inc	4.800	07/08/44	1,566,859
1,650,000	Goldman Sachs Group, Inc	5.150	05/22/45	2,163,593
200,000	Goldman Sachs Group, Inc	4.750	10/21/45	258,244
1,000,000	Golub Capital BDC, Inc	2.500	08/24/26	1,006,277
1,000,000	Golub Capital BDC, Inc	2.050	02/15/27	983,990
1,000,000	Intercontinental Exchange, Inc	0.700	06/15/23	1,003,720
300,000	Intercontinental Exchange, Inc	3.450	09/21/23	316,827
350,000	Intercontinental Exchange, Inc	4.000	10/15/23	374,269
825,000	Intercontinental Exchange, Inc	3.750	12/01/25	906,094
1,000,000	Intercontinental Exchange, Inc	3.100	09/15/27	1,081,341
500,000	Intercontinental Exchange, Inc	3.750	09/21/28	557,833
27

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,500,000	Intercontinental Exchange, Inc	2.100%	06/15/30	$1,483,372
1,000,000	Intercontinental Exchange, Inc	1.850	09/15/32	941,067
775,000	Intercontinental Exchange, Inc	2.650	09/15/40	741,228
575,000	Intercontinental Exchange, Inc	4.250	09/21/48	683,536
1,000,000	Intercontinental Exchange, Inc	3.000	06/15/50	988,589
1,000,000	Intercontinental Exchange, Inc	3.000	09/15/60	962,819
125,000	Invesco Finance plc	3.125	11/30/22	128,909
200,000	Invesco Finance plc	4.000	01/30/24	214,938
800,000	Invesco Finance plc	3.750	01/15/26	878,496
200,000	Invesco Finance plc	5.375	11/30/43	262,968
2,000,000	J Paul Getty Trust	0.391	01/01/24	1,991,689
300,000	Janus Capital Group, Inc	4.875	08/01/25	336,289
1,000,000	Jefferies Group LLC	4.850	01/15/27	1,159,513
600,000	Jefferies Group LLC	6.450	06/08/27	747,664
1,000,000	Jefferies Group LLC	4.150	01/23/30	1,124,764
1,000,000	Jefferies Group LLC	2.750	10/15/32	1,002,002
150,000	Lazard Group LLC	3.750	02/13/25	161,943
200,000	Lazard Group LLC	3.625	03/01/27	217,914
325,000	Lazard Group LLC	4.500	09/19/28	375,160
425,000	Lazard Group LLC	4.375	03/11/29	481,323
400,000	Legg Mason, Inc	5.625	01/15/44	552,604
1,250,000	Main Street Capital Corp	3.000	07/14/26	1,274,962
200,000	Moody’s Corp	2.625	01/15/23	205,602
1,200,000	Moody’s Corp	3.250	01/15/28	1,303,260
300,000	Moody’s Corp	4.250	02/01/29	344,155
1,000,000	Moody’s Corp	2.000	08/19/31	978,545
1,000,000	Moody’s Corp	2.750	08/19/41	970,598
200,000	Moody’s Corp	5.250	07/15/44	267,108
300,000	Moody’s Corp	4.875	12/17/48	393,705
750,000	Moody’s Corp	3.250	05/20/50	768,096
2,850,000	Morgan Stanley	4.875	11/01/22	2,985,618
475,000	Morgan Stanley	3.750	02/25/23	496,667
3,175,000	Morgan Stanley	4.100	05/22/23	3,352,190
2,000,000	Morgan Stanley	0.560	11/10/23	2,002,583
1,000,000	Morgan Stanley	0.529	01/25/24	1,000,720
5,350,000	Morgan Stanley	3.737	04/24/24	5,613,594
4,092,000	Morgan Stanley	3.700	10/23/24	4,438,651
6,000,000	Morgan Stanley	0.790	05/30/25	5,981,581
1,025,000	Morgan Stanley	2.720	07/22/25	1,074,021
500,000	Morgan Stanley	4.000	07/23/25	550,851
4,000,000	Morgan Stanley	0.864	10/21/25	3,991,881
950,000	Morgan Stanley	5.000	11/24/25	1,085,982
575,000	Morgan Stanley	3.875	01/27/26	636,523
500,000	Morgan Stanley	3.125	07/27/26	538,141
400,000	Morgan Stanley	4.350	09/08/26	451,484
5,000,000	Morgan Stanley	0.985	12/10/26	4,911,200
2,750,000	Morgan Stanley	3.625	01/20/27	3,031,429
1,975,000	Morgan Stanley	3.950	04/23/27	2,196,412
4,975,000	Morgan Stanley	1.593	05/04/27	4,989,801
3,325,000	Morgan Stanley	1.512	07/20/27	3,309,192
1,575,000	Morgan Stanley	3.591	07/22/28	1,727,204
4,850,000	Morgan Stanley	3.772	01/24/29	5,366,601
3,475,000	Morgan Stanley	4.431	01/23/30	4,012,483
5,000,000	Morgan Stanley	2.699	01/22/31	5,155,464
28

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	Morgan Stanley	3.622%	04/01/31	$551,083
5,000,000	Morgan Stanley	1.794	02/13/32	4,761,948
150,000	Morgan Stanley	7.250	04/01/32	217,713
2,500,000	Morgan Stanley	1.928	04/28/32	2,397,590
4,000,000	Morgan Stanley	2.239	07/21/32	3,931,149
1,300,000	Morgan Stanley	2.484	09/16/36	1,272,345
725,000	Morgan Stanley	3.971	07/22/38	830,578
2,675,000	Morgan Stanley	4.457	04/22/39	3,235,038
1,525,000	Morgan Stanley	3.217	04/22/42	1,595,333
275,000	Morgan Stanley	6.375	07/24/42	416,372
175,000	Morgan Stanley	4.300	01/27/45	213,311
3,200,000	Morgan Stanley	4.375	01/22/47	3,989,107
900,000	Morgan Stanley	5.597	03/24/51	1,334,407
1,425,000	Morgan Stanley	2.802	01/25/52	1,369,692
500,000	NASDAQ, Inc	0.445	12/21/22	500,027
250,000	NASDAQ, Inc	4.250	06/01/24	270,865
400,000	NASDAQ, Inc	3.850	06/30/26	443,623
1,000,000	NASDAQ, Inc	1.650	01/15/31	942,216
1,000,000	NASDAQ, Inc	2.500	12/21/40	920,058
500,000	NASDAQ, Inc	3.250	04/28/50	503,805
200,000	National Rural Utilities Cooperative Finance Corp	2.700	02/15/23	205,700
200,000	National Rural Utilities Cooperative Finance Corp	3.400	11/15/23	211,064
300,000	National Rural Utilities Cooperative Finance Corp	2.950	02/07/24	315,356
1,000,000	National Rural Utilities Cooperative Finance Corp	0.350	02/08/24	993,393
400,000	National Rural Utilities Cooperative Finance Corp	2.850	01/27/25	422,426
200,000	National Rural Utilities Cooperative Finance Corp	3.250	11/01/25	215,016
1,000,000	National Rural Utilities Cooperative Finance Corp	1.000	06/15/26	989,103
1,000,000	National Rural Utilities Cooperative Finance Corp	3.400	02/07/28	1,091,621
200,000	National Rural Utilities Cooperative Finance Corp	3.900	11/01/28	225,255
300,000	National Rural Utilities Cooperative Finance Corp	3.700	03/15/29	334,361
1,000,000	National Rural Utilities Cooperative Finance Corp	2.400	03/15/30	1,022,022
1,000,000	National Rural Utilities Cooperative Finance Corp	1.350	03/15/31	928,310
1,000,000	National Rural Utilities Cooperative Finance Corp	1.650	06/15/31	948,964
500,000	National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	521,348
200,000	National Rural Utilities Cooperative Finance Corp	5.250	04/20/46	219,996
200,000	National Rural Utilities Cooperative Finance Corp	4.400	11/01/48	250,096
550,000	National Rural Utilities Cooperative Finance Corp	4.300	03/15/49	672,274
300,000	Navient Solutions LLC	0.000	10/03/22	297,547
1,500,000	Nomura Holdings, Inc	2.648	01/16/25	1,562,499
1,000,000	Nomura Holdings, Inc	1.851	07/16/25	1,014,883
1,000,000	Nomura Holdings, Inc	1.653	07/14/26	996,309
1,000,000	Nomura Holdings, Inc	2.172	07/14/28	990,838
1,500,000	Nomura Holdings, Inc	3.103	01/16/30	1,563,234
500,000	Nomura Holdings, Inc	2.679	07/16/30	505,105
1,500,000	Nomura Holdings, Inc	2.608	07/14/31	1,494,552
625,000	Northern Trust Corp	3.950	10/30/25	697,860
500,000	Northern Trust Corp	3.650	08/03/28	561,088
500,000	Northern Trust Corp	3.150	05/03/29	545,684
700,000	Northern Trust Corp	1.950	05/01/30	702,129
100,000	Northern Trust Corp	3.375	05/08/32	107,648
1,500,000	Oaktree Specialty Lending Corp	2.700	01/15/27	1,504,762
750,000	Oesterreichische Kontrollbank AG.	2.875	03/13/23	778,013
1,350,000	Oesterreichische Kontrollbank AG.	3.125	11/07/23	1,426,863
29

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,250,000		Oesterreichische Kontrollbank AG.	0.500%	09/16/24	$1,246,128
1,500,000		Oesterreichische Kontrollbank AG.	1.500	02/12/25	1,539,645
2,000,000		Oesterreichische Kontrollbank AG.	0.375	09/17/25	1,964,471
2,500,000		Oesterreichische Kontrollbank AG.	0.500	02/02/26	2,450,475
1,000,000		Office Properties Income Trust	3.450	10/15/31	978,228
500,000		ORIX Corp	4.050	01/16/24	537,739
500,000		ORIX Corp	3.250	12/04/24	535,440
200,000		ORIX Corp	3.700	07/18/27	221,202
1,000,000	e	ORIX Corp	2.250	03/09/31	998,817
500,000		Owl Rock Capital Corp	4.000	03/30/25	528,472
500,000		Owl Rock Capital Corp	3.750	07/22/25	525,818
1,000,000		Owl Rock Capital Corp	4.250	01/15/26	1,073,303
750,000		Owl Rock Capital Corp	3.400	07/15/26	781,074
2,000,000		Owl Rock Capital Corp	2.875	06/11/28	1,996,267
500,000		PACCAR Financial Corp	2.650	04/06/23	516,516
500,000		PACCAR Financial Corp	0.800	06/08/23	502,861
200,000		PACCAR Financial Corp	3.400	08/09/23	210,959
2,000,000		PACCAR Financial Corp	0.350	08/11/23	1,999,107
3,000,000		PACCAR Financial Corp	0.350	02/02/24	2,986,120
300,000		PACCAR Financial Corp	2.150	08/15/24	311,206
750,000		PACCAR Financial Corp	1.800	02/06/25	772,057
1,000,000		PACCAR Financial Corp	1.100	05/11/26	997,157
3,000,000		Private Export Funding Corp	1.400	07/15/28	2,987,135
1,000,000		Prospect Capital Corp	3.364	11/15/26	1,015,773
1,000,000		Prospect Capital Corp	3.437	10/15/28	972,623
425,000		Raymond James Financial, Inc	4.950	07/15/46	548,962
1,000,000		Raymond James Financial, Inc	3.750	04/01/51	1,113,294
300,000		S&P Global, Inc	4.000	06/15/25	329,955
500,000		S&P Global, Inc	2.500	12/01/29	522,402
500,000		S&P Global, Inc	1.250	08/15/30	470,596
500,000		S&P Global, Inc	3.250	12/01/49	538,040
500,000		S&P Global, Inc	2.300	08/15/60	425,259
3,125,000		Shire Acquisitions Investments Ireland DAC	2.875	09/23/23	3,257,805
1,400,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	1,510,132
1,500,000		Sixth Street Specialty Lending, Inc	2.500	08/01/26	1,515,803
500,000		State Street Corp	2.653	05/15/23	507,306
2,150,000		State Street Corp	3.100	05/15/23	2,247,085
300,000		State Street Corp	3.776	12/03/24	321,745
750,000		State Street Corp	3.300	12/16/24	812,291
375,000		State Street Corp	3.550	08/18/25	411,347
1,000,000		State Street Corp	2.354	11/01/25	1,045,103
500,000		State Street Corp	2.901	03/30/26	530,438
650,000		State Street Corp	2.650	05/19/26	691,948
300,000		State Street Corp	4.141	12/03/29	349,398
750,000		State Street Corp	2.400	01/24/30	778,178
1,375,000		State Street Corp	2.200	03/03/31	1,373,269
500,000		State Street Corp	3.031	11/01/34	527,726
100,000		Stifel Financial Corp	4.250	07/18/24	108,816
500,000		Synchrony Financial	4.375	03/19/24	539,575
250,000		Synchrony Financial	4.250	08/15/24	270,151
600,000		Synchrony Financial	4.500	07/23/25	662,548
300,000		Synchrony Financial	3.700	08/04/26	325,531
900,000		Synchrony Financial	3.950	12/01/27	992,793
500,000		Synchrony Financial	5.150	03/19/29	585,297
30

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,500,000		Toronto-Dominion Bank	1.250%	09/10/26	$1,489,158
1,500,000		Toronto-Dominion Bank	2.000	09/10/31	1,474,166
500,000		Toyota Motor Credit Corp	2.700	01/11/23	515,150
1,000,000		Toyota Motor Credit Corp	0.500	08/14/23	1,002,555
500,000		Toyota Motor Credit Corp	3.450	09/20/23	529,618
400,000		Toyota Motor Credit Corp	3.350	01/08/24	425,132
1,000,000		Toyota Motor Credit Corp	0.450	01/11/24	997,659
1,000,000	e	Toyota Motor Credit Corp	2.000	10/07/24	1,038,720
3,000,000		Toyota Motor Credit Corp	1.800	02/13/25	3,081,407
1,500,000		Toyota Motor Credit Corp	3.400	04/14/25	1,623,473
1,000,000		Toyota Motor Credit Corp	0.800	10/16/25	987,100
1,000,000		Toyota Motor Credit Corp	0.800	01/09/26	986,587
4,000,000		Toyota Motor Credit Corp	1.125	06/18/26	3,974,504
1,000,000		Toyota Motor Credit Corp	1.150	08/13/27	985,195
300,000		Toyota Motor Credit Corp	3.050	01/11/28	325,551
2,000,000		Toyota Motor Credit Corp	1.900	04/06/28	2,026,370
400,000		Toyota Motor Credit Corp	3.650	01/08/29	451,426
650,000		Toyota Motor Credit Corp	2.150	02/13/30	660,250
225,000		Toyota Motor Credit Corp	3.375	04/01/30	249,540
1,000,000	e	Toyota Motor Credit Corp	1.650	01/10/31	971,807
1,000,000		Toyota Motor Credit Corp	1.900	09/12/31	981,692
500,000		Unilever Capital Corp	3.125	03/22/23	519,598
750,000		Unilever Capital Corp	0.375	09/14/23	750,934
300,000		Unilever Capital Corp	3.250	03/07/24	318,186
1,100,000		Unilever Capital Corp	2.600	05/05/24	1,153,264
1,000,000		Unilever Capital Corp	0.626	08/12/24	1,001,583
500,000		Unilever Capital Corp	3.375	03/22/25	537,943
450,000		Unilever Capital Corp	3.100	07/30/25	485,198
225,000		Unilever Capital Corp	2.000	07/28/26	233,527
800,000		Unilever Capital Corp	2.900	05/05/27	861,978
1,150,000		Unilever Capital Corp	3.500	03/22/28	1,274,802
1,000,000		Unilever Capital Corp	2.125	09/06/29	1,022,113
175,000		Unilever Capital Corp	1.375	09/14/30	167,265
200,000		Unilever Capital Corp	1.750	08/12/31	194,957
430,000		Unilever Capital Corp	5.900	11/15/32	582,312
500,000		Unilever Capital Corp	2.625	08/12/51	481,986
200,000		Voya Financial, Inc	3.125	07/15/24	211,942
550,000		Voya Financial, Inc	3.650	06/15/26	603,698
200,000		Voya Financial, Inc	5.700	07/15/43	275,274
200,000		Voya Financial, Inc	4.800	06/15/46	252,417
		TOTAL DIVERSIFIED FINANCIALS			547,678,336

ENERGY - 1.9%
925,000		Baker Hughes a GE Co LLC	2.773	12/15/22	950,311
875,000		Baker Hughes a GE Co LLC	3.337	12/15/27	954,954
1,000,000		Baker Hughes a GE Co LLC	3.138	11/07/29	1,073,967
500,000		Baker Hughes a GE Co LLC	4.486	05/01/30	584,918
800,000		Baker Hughes a GE Co LLC	5.125	09/15/40	1,020,623
875,000		Baker Hughes a GE Co LLC	4.080	12/15/47	987,489
200,000		Boardwalk Pipelines LP	3.375	02/01/23	205,471
475,000		Boardwalk Pipelines LP	5.950	06/01/26	555,946
450,000		Boardwalk Pipelines LP	4.450	07/15/27	507,191
500,000		Boardwalk Pipelines LP	4.800	05/03/29	572,455
31

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	Boardwalk Pipelines LP	3.400%	02/15/31	$1,050,848
1,000,000	BP Capital Markets America, Inc	2.937	04/06/23	1,037,643
550,000	BP Capital Markets America, Inc	2.750	05/10/23	571,139
800,000	BP Capital Markets America, Inc	3.790	02/06/24	856,541
2,025,000	BP Capital Markets America, Inc	3.224	04/14/24	2,149,063
1,000,000	BP Capital Markets America, Inc	3.194	04/06/25	1,070,439
700,000	BP Capital Markets America, Inc	3.796	09/21/25	769,650
1,800,000	BP Capital Markets America, Inc	3.410	02/11/26	1,961,888
150,000	BP Capital Markets America, Inc	3.119	05/04/26	162,204
200,000	BP Capital Markets America, Inc	3.017	01/16/27	214,978
500,000	BP Capital Markets America, Inc	3.588	04/14/27	552,069
750,000	BP Capital Markets America, Inc	3.937	09/21/28	846,350
1,300,000	BP Capital Markets America, Inc	4.234	11/06/28	1,490,983
1,000,000	BP Capital Markets America, Inc	3.633	04/06/30	1,114,850
1,000,000	BP Capital Markets America, Inc	1.749	08/10/30	972,120
1,000,000	BP Capital Markets America, Inc	3.060	06/17/41	1,009,689
2,000,000	BP Capital Markets America, Inc	3.000	02/24/50	1,924,007
950,000	BP Capital Markets America, Inc	2.772	11/10/50	876,518
2,500,000	BP Capital Markets America, Inc	2.939	06/04/51	2,363,737
1,000,000	BP Capital Markets America, Inc	3.001	03/17/52	956,187
2,500,000	BP Capital Markets America, Inc	3.379	02/08/61	2,487,891
1,225,000	BP Capital Markets plc	2.500	11/06/22	1,254,669
700,000	BP Capital Markets plc	3.994	09/26/23	750,011
925,000	BP Capital Markets plc	3.814	02/10/24	992,709
675,000	BP Capital Markets plc	3.535	11/04/24	730,032
675,000	BP Capital Markets plc	3.506	03/17/25	730,778
925,000	BP Capital Markets plc	3.279	09/19/27	1,013,046
300,000	BP Capital Markets plc	3.723	11/28/28	334,974
575,000	Burlington Resources Finance Co	7.200	08/15/31	816,042
200,000	Burlington Resources Finance Co	7.400	12/01/31	291,432
600,000	Canadian Natural Resources Ltd	2.950	01/15/23	617,303
600,000	Canadian Natural Resources Ltd	3.800	04/15/24	638,496
700,000	Canadian Natural Resources Ltd	3.900	02/01/25	757,315
750,000	Canadian Natural Resources Ltd	2.050	07/15/25	767,880
1,125,000	Canadian Natural Resources Ltd	3.850	06/01/27	1,230,461
750,000	Canadian Natural Resources Ltd	2.950	07/15/30	776,508
1,625,000	Canadian Natural Resources Ltd	6.250	03/15/38	2,161,055
800,000	Canadian Natural Resources Ltd	4.950	06/01/47	992,139
1,658,000	Cenovus Energy, Inc	5.375	07/15/25	1,888,556
200,000	Cenovus Energy, Inc	2.650	01/15/32	196,219
425,000	Cenovus Energy, Inc	3.750	02/15/52	412,992
1,050,000	Chevron Corp	2.355	12/05/22	1,070,043
750,000	Chevron Corp	1.141	05/11/23	759,916
500,000	Chevron Corp	2.566	05/16/23	515,753
400,000	Chevron Corp	3.191	06/24/23	416,953
425,000	Chevron Corp	2.895	03/03/24	448,141
2,750,000	Chevron Corp	1.554	05/11/25	2,811,682
400,000	Chevron Corp	3.326	11/17/25	434,501
2,475,000	Chevron Corp	2.954	05/16/26	2,666,713
2,225,000	Chevron Corp	1.995	05/11/27	2,295,111
600,000	Chevron Corp	2.236	05/11/30	615,144
375,000	Chevron Corp	2.978	05/11/40	387,650
1,000,000	Chevron Corp	3.078	05/11/50	1,035,076
500,000	Cimarex Energy Co	4.375	06/01/24	539,162
32

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$525,000		Cimarex Energy Co	3.900%	05/15/27	$574,413
300,000		Cimarex Energy Co	4.375	03/15/29	339,025
775,000		Columbia Pipeline Group, Inc	4.500	06/01/25	860,227
300,000		Columbia Pipeline Group, Inc	5.800	06/01/45	409,309
825,000	g	ConocoPhillips	3.750	10/01/27	921,392
1,950,000	g	ConocoPhillips	4.300	08/15/28	2,245,434
125,000	g	ConocoPhillips	2.400	02/15/31	127,115
400,000	g	ConocoPhillips	4.875	10/01/47	520,329
700,000	g	ConocoPhillips	4.850	08/15/48	915,717
2,800,000		ConocoPhillips Co	4.950	03/15/26	3,219,384
77,000		ConocoPhillips Co	4.150	11/15/34	87,758
250,000		ConocoPhillips Co	5.900	05/15/38	342,461
1,585,000		ConocoPhillips Co	6.500	02/01/39	2,311,233
300,000		ConocoPhillips Co	4.300	11/15/44	356,616
1,650,000		ConocoPhillips Co	5.950	03/15/46	2,432,346
925,000		ConocoPhillips Holding Co	6.950	04/15/29	1,235,757
885,000		Devon Energy Corp	5.600	07/15/41	1,102,756
700,000		Devon Energy Corp	4.750	05/15/42	798,886
1,100,000		Devon Energy Corp	5.000	06/15/45	1,289,605
600,000		Diamondback Energy, Inc	2.875	12/01/24	630,001
750,000		Diamondback Energy, Inc	4.750	05/31/25	837,772
425,000		Diamondback Energy, Inc	3.250	12/01/26	455,111
1,000,000		Diamondback Energy, Inc	3.500	12/01/29	1,069,437
650,000		Diamondback Energy, Inc	3.125	03/24/31	674,938
1,000,000		Diamondback Energy, Inc	4.400	03/24/51	1,134,283
750,000	g	Eastern Gas Transmission & Storage, Inc	3.000	11/15/29	787,297
200,000	g	Eastern Gas Transmission & Storage, Inc	4.800	11/01/43	246,614
200,000	g	Eastern Gas Transmission & Storage, Inc	4.600	12/15/44	238,760
300,000		El Paso Corp	7.750	01/15/32	430,407
300,000		Enable Midstream Partners LP	3.900	05/15/24	318,522
200,000		Enable Midstream Partners LP	4.400	03/15/27	221,567
1,250,000		Enable Midstream Partners LP	4.950	05/15/28	1,404,156
500,000		Enable Midstream Partners LP	4.150	09/15/29	541,957
100,000		Enable Midstream Partners LP	5.000	05/15/44	109,597
1,200,000		Enbridge Energy Partners LP	5.875	10/15/25	1,398,743
300,000		Enbridge Energy Partners LP	5.500	09/15/40	384,643
200,000		Enbridge Energy Partners LP	7.375	10/15/45	315,381
300,000		Enbridge, Inc	4.000	10/01/23	317,726
250,000		Enbridge, Inc	2.500	01/15/25	260,400
100,000		Enbridge, Inc	4.250	12/01/26	112,427
100,000		Enbridge, Inc	3.700	07/15/27	109,911
500,000		Enbridge, Inc	3.125	11/15/29	533,286
1,500,000		Enbridge, Inc	2.500	08/01/33	1,505,811
300,000		Enbridge, Inc	4.500	06/10/44	349,373
925,000		Enbridge, Inc	5.500	12/01/46	1,240,934
1,000,000		Enbridge, Inc	4.000	11/15/49	1,119,100
2,000,000		Enbridge, Inc	3.400	08/01/51	2,014,915
525,000		Energy Transfer Operating LP	3.600	02/01/23	541,281
200,000		Energy Transfer Operating LP	4.200	09/15/23	212,426
500,000		Energy Transfer Operating LP	4.900	02/01/24	539,073
2,775,000		Energy Transfer Operating LP	4.500	04/15/24	3,000,974
825,000		Energy Transfer Operating LP	4.050	03/15/25	889,954
400,000		Energy Transfer Operating LP	2.900	05/15/25	419,277
33

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$325,000	Energy Transfer Operating LP	4.750%	01/15/26	$363,233
250,000	Energy Transfer Operating LP	4.200	04/15/27	276,454
350,000	Energy Transfer Operating LP	4.950	06/15/28	401,576
2,600,000	Energy Transfer Operating LP	5.250	04/15/29	3,047,642
3,125,000	Energy Transfer Operating LP	3.750	05/15/30	3,376,750
400,000	Energy Transfer Operating LP	4.900	03/15/35	458,535
500,000	Energy Transfer Operating LP	5.800	06/15/38	611,627
140,000	Energy Transfer Operating LP	7.500	07/01/38	194,466
650,000	Energy Transfer Operating LP	6.500	02/01/42	844,495
200,000	Energy Transfer Operating LP	5.150	02/01/43	223,632
200,000	Energy Transfer Operating LP	5.950	10/01/43	243,894
550,000	Energy Transfer Operating LP	5.150	03/15/45	629,536
625,000	Energy Transfer Operating LP	6.125	12/15/45	795,254
500,000	Energy Transfer Operating LP	5.300	04/15/47	585,744
1,025,000	Energy Transfer Operating LP	6.000	06/15/48	1,300,672
2,750,000	Energy Transfer Operating LP	6.250	04/15/49	3,613,529
2,175,000	Energy Transfer Operating LP	5.000	05/15/50	2,509,349
250,000	Enterprise Products Operating LLC	3.350	03/15/23	258,946
950,000	Enterprise Products Operating LLC	3.900	02/15/24	1,013,849
225,000	Enterprise Products Operating LLC	3.750	02/15/25	244,092
450,000	Enterprise Products Operating LLC	3.700	02/15/26	493,933
3,065,000	Enterprise Products Operating LLC	3.950	02/15/27	3,411,314
725,000	Enterprise Products Operating LLC	4.150	10/16/28	824,801
450,000	Enterprise Products Operating LLC	3.125	07/31/29	483,294
2,250,000	Enterprise Products Operating LLC	2.800	01/31/30	2,350,830
480,000	Enterprise Products Operating LLC	6.125	10/15/39	661,617
175,000	Enterprise Products Operating LLC	5.950	02/01/41	237,339
525,000	Enterprise Products Operating LLC	4.850	08/15/42	634,196
325,000	Enterprise Products Operating LLC	4.450	02/15/43	374,286
1,775,000	Enterprise Products Operating LLC	4.850	03/15/44	2,134,400
775,000	Enterprise Products Operating LLC	5.100	02/15/45	964,300
500,000	Enterprise Products Operating LLC	4.900	05/15/46	613,628
675,000	Enterprise Products Operating LLC	4.250	02/15/48	764,548
2,475,000	Enterprise Products Operating LLC	4.800	02/01/49	3,029,878
950,000	Enterprise Products Operating LLC	4.200	01/31/50	1,070,214
775,000	Enterprise Products Operating LLC	3.700	01/31/51	819,792
1,000,000	Enterprise Products Operating LLC	3.200	02/15/52	967,677
425,000	Enterprise Products Operating LLC	3.300	02/15/53	414,478
200,000	Enterprise Products Operating LLC	4.950	10/15/54	251,670
1,625,000	Enterprise Products Operating LLC	3.950	01/31/60	1,758,750
200,000	Enterprise Products Operating LLC	4.875	08/16/77	197,003
700,000	Enterprise Products Operating LLC	5.250	08/16/77	732,402
400,000	Enterprise Products Operating LLC	5.375	02/15/78	416,360
1,025,000	EOG Resources, Inc	2.625	03/15/23	1,052,675
475,000	EOG Resources, Inc	4.150	01/15/26	530,018
500,000	EOG Resources, Inc	4.375	04/15/30	583,744
200,000	EOG Resources, Inc	3.900	04/01/35	226,489
200,000	EOG Resources, Inc	5.100	01/15/36	245,814
500,000	EOG Resources, Inc	4.950	04/15/50	661,976
925,000	Equinor ASA	2.450	01/17/23	950,159
475,000	Equinor ASA	2.650	01/15/24	496,588
450,000	Equinor ASA	3.700	03/01/24	483,116
500,000	Equinor ASA	3.250	11/10/24	537,322
500,000	Equinor ASA	2.875	04/06/25	530,869
34

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$400,000		Equinor ASA	1.750%	01/22/26	$409,814
500,000		Equinor ASA	3.000	04/06/27	538,522
1,500,000		Equinor ASA	3.625	09/10/28	1,672,434
300,000		Equinor ASA	3.125	04/06/30	326,399
1,175,000		Equinor ASA	2.375	05/22/30	1,208,692
300,000		Equinor ASA	3.625	04/06/40	335,186
200,000		Equinor ASA	5.100	08/17/40	264,903
400,000		Equinor ASA	4.250	11/23/41	482,780
300,000		Equinor ASA	3.950	05/15/43	345,252
1,300,000		Equinor ASA	4.800	11/08/43	1,664,829
750,000		Equinor ASA	3.250	11/18/49	794,725
1,300,000		Equinor ASA	3.700	04/06/50	1,495,855
1,350,000		Exxon Mobil Corp	2.726	03/01/23	1,390,840
750,000		Exxon Mobil Corp	1.571	04/15/23	764,523
175,000		Exxon Mobil Corp	3.176	03/15/24	185,313
1,000,000		Exxon Mobil Corp	2.019	08/16/24	1,040,512
850,000		Exxon Mobil Corp	2.709	03/06/25	898,693
3,000,000		Exxon Mobil Corp	2.992	03/19/25	3,200,430
4,177,000		Exxon Mobil Corp	3.043	03/01/26	4,508,153
1,000,000		Exxon Mobil Corp	2.275	08/16/26	1,051,207
750,000		Exxon Mobil Corp	3.294	03/19/27	823,470
1,000,000		Exxon Mobil Corp	2.440	08/16/29	1,042,935
750,000		Exxon Mobil Corp	3.482	03/19/30	834,367
750,000		Exxon Mobil Corp	2.610	10/15/30	785,118
1,000,000		Exxon Mobil Corp	2.995	08/16/39	1,033,914
1,750,000		Exxon Mobil Corp	4.227	03/19/40	2,077,527
500,000		Exxon Mobil Corp	3.567	03/06/45	547,757
1,225,000		Exxon Mobil Corp	4.114	03/01/46	1,428,471
1,400,000		Exxon Mobil Corp	3.095	08/16/49	1,416,348
2,100,000		Exxon Mobil Corp	4.327	03/19/50	2,572,294
2,800,000		Exxon Mobil Corp	3.452	04/15/51	2,977,598
7,000		Halliburton Co	3.500	08/01/23	7,334
187,000		Halliburton Co	3.800	11/15/25	204,797
1,000,000	e	Halliburton Co	2.920	03/01/30	1,034,210
500,000		Halliburton Co	4.850	11/15/35	589,728
125,000		Halliburton Co	6.700	09/15/38	170,370
125,000		Halliburton Co	7.450	09/15/39	182,124
750,000		Halliburton Co	4.750	08/01/43	858,684
2,825,000		Halliburton Co	5.000	11/15/45	3,384,659
200,000		Helmerich & Payne, Inc	4.650	03/15/25	220,883
1,000,000	g	Helmerich & Payne, Inc	2.900	09/29/31	1,002,309
200,000		Hess Corp	3.500	07/15/24	211,526
2,100,000		Hess Corp	4.300	04/01/27	2,332,385
200,000		Hess Corp	6.000	01/15/40	256,750
1,190,000		Hess Corp	5.600	02/15/41	1,486,847
900,000		Hess Corp	5.800	04/01/47	1,172,079
500,000		HollyFrontier Corp	2.625	10/01/23	516,222
200,000		HollyFrontier Corp	5.875	04/01/26	229,580
500,000		HollyFrontier Corp	4.500	10/01/30	544,442
825,000		Husky Energy, Inc	4.400	04/15/29	925,045
130,000		Husky Energy, Inc	6.800	09/15/37	172,625
300,000		Kinder Morgan Energy Partners LP	4.150	02/01/24	320,868
500,000		Kinder Morgan Energy Partners LP	4.250	09/01/24	543,925
35

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000		Kinder Morgan Energy Partners LP	6.950%	01/15/38	$425,175
535,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	740,122
400,000		Kinder Morgan Energy Partners LP	4.700	11/01/42	457,400
500,000		Kinder Morgan Energy Partners LP	5.000	03/01/43	590,681
400,000		Kinder Morgan Energy Partners LP	5.500	03/01/44	497,506
200,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	248,130
2,525,000		Kinder Morgan, Inc	4.300	06/01/25	2,788,594
2,825,000		Kinder Morgan, Inc	4.300	03/01/28	3,202,050
450,000	e	Kinder Morgan, Inc	2.000	02/15/31	433,731
3,300,000		Kinder Morgan, Inc	5.300	12/01/34	4,072,761
1,600,000		Kinder Morgan, Inc	5.550	06/01/45	2,038,066
2,325,000		Kinder Morgan, Inc	5.200	03/01/48	2,902,146
500,000		Kinder Morgan, Inc	3.250	08/01/50	481,942
2,000,000		Kinder Morgan, Inc	3.600	02/15/51	2,021,293
900,000		Magellan Midstream Partners LP	5.000	03/01/26	1,026,740
475,000		Magellan Midstream Partners LP	3.250	06/01/30	507,751
225,000		Magellan Midstream Partners LP	4.250	09/15/46	249,460
425,000		Magellan Midstream Partners LP	4.200	10/03/47	465,804
525,000		Magellan Midstream Partners LP	4.850	02/01/49	629,550
1,500,000		Magellan Midstream Partners LP	3.950	03/01/50	1,593,015
1,475,000		Marathon Oil Corp	4.400	07/15/27	1,656,838
505,000		Marathon Oil Corp	6.600	10/01/37	668,053
600,000		Marathon Oil Corp	5.200	06/01/45	715,386
500,000		Marathon Petroleum Corp	4.500	05/01/23	528,418
2,175,000		Marathon Petroleum Corp	3.625	09/15/24	2,333,890
500,000		Marathon Petroleum Corp	4.700	05/01/25	558,123
200,000		Marathon Petroleum Corp	3.800	04/01/28	219,184
800,000		Marathon Petroleum Corp	6.500	03/01/41	1,107,000
450,000		Marathon Petroleum Corp	4.750	09/15/44	526,320
250,000		Marathon Petroleum Corp	5.850	12/15/45	320,738
600,000		Marathon Petroleum Corp	4.500	04/01/48	679,266
200,000		Marathon Petroleum Corp	5.000	09/15/54	238,375
200,000		MPLX LP	3.500	12/01/22	206,324
175,000		MPLX LP	3.375	03/15/23	181,718
1,000,000		MPLX LP	4.875	12/01/24	1,107,648
2,500,000		MPLX LP	4.875	06/01/25	2,793,810
2,800,000		MPLX LP	1.750	03/01/26	2,817,242
100,000		MPLX LP	4.125	03/01/27	111,657
150,000		MPLX LP	4.250	12/01/27	168,541
475,000		MPLX LP	4.000	03/15/28	524,535
1,200,000	e	MPLX LP	4.800	02/15/29	1,388,675
1,125,000		MPLX LP	2.650	08/15/30	1,128,862
975,000		MPLX LP	4.500	04/15/38	1,088,429
375,000		MPLX LP	5.200	03/01/47	454,835
700,000		MPLX LP	5.200	12/01/47	849,890
825,000		MPLX LP	4.700	04/15/48	952,521
850,000		MPLX LP	5.500	02/15/49	1,077,448
1,600,000		MPLX LP	4.900	04/15/58	1,857,742
500,000		National Oilwell Varco, Inc	3.600	12/01/29	525,677
800,000		National Oilwell Varco, Inc	3.950	12/01/42	793,428
175,000		ONEOK, Inc	2.750	09/01/24	183,426
100,000		ONEOK, Inc	5.850	01/15/26	117,336
1,300,000		ONEOK, Inc	4.000	07/13/27	1,440,778
725,000		ONEOK, Inc	4.550	07/15/28	822,684
36

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$325,000		ONEOK, Inc	4.350%	03/15/29	$366,731
500,000		ONEOK, Inc	3.400	09/01/29	533,239
500,000		ONEOK, Inc	3.100	03/15/30	521,905
175,000		ONEOK, Inc	6.350	01/15/31	224,033
675,000		ONEOK, Inc	4.950	07/13/47	797,930
1,350,000		ONEOK, Inc	5.200	07/15/48	1,634,664
1,000,000	e	ONEOK, Inc	4.450	09/01/49	1,117,738
500,000		ONEOK, Inc	4.500	03/15/50	554,378
300,000		ONEOK, Inc	7.150	01/15/51	434,275
45,000		Petroleos Mexicanos	1.700	12/20/22	45,369
45,000		Petroleos Mexicanos	2.000	12/20/22	45,467
500,000		Phillips 66	3.700	04/06/23	523,746
675,000		Phillips 66	0.900	02/15/24	675,172
1,000,000		Phillips 66	3.850	04/09/25	1,089,820
925,000		Phillips 66	1.300	02/15/26	919,716
1,000,000		Phillips 66	3.900	03/15/28	1,108,737
738,000		Phillips 66	4.650	11/15/34	879,915
125,000		Phillips 66	5.875	05/01/42	171,733
2,375,000		Phillips 66	4.875	11/15/44	2,996,257
500,000		Phillips 66 Partners LP	2.450	12/15/24	518,736
100,000		Phillips 66 Partners LP	3.550	10/01/26	107,746
675,000		Phillips 66 Partners LP	3.750	03/01/28	730,819
500,000		Phillips 66 Partners LP	3.150	12/15/29	522,582
425,000		Phillips 66 Partners LP	4.680	02/15/45	488,728
350,000		Phillips 66 Partners LP	4.900	10/01/46	415,476
1,000,000		Pioneer Natural Resources Co	0.750	01/15/24	998,981
2,000,000		Pioneer Natural Resources Co	1.125	01/15/26	1,974,358
200,000		Pioneer Natural Resources Co	4.450	01/15/26	223,144
1,500,000		Pioneer Natural Resources Co	1.900	08/15/30	1,435,192
750,000		Pioneer Natural Resources Co	2.150	01/15/31	729,305
200,000		Plains All American Pipeline LP	2.850	01/31/23	204,435
400,000		Plains All American Pipeline LP	3.850	10/15/23	420,551
575,000		Plains All American Pipeline LP	3.600	11/01/24	613,692
1,025,000		Plains All American Pipeline LP	4.650	10/15/25	1,135,885
2,075,000		Plains All American Pipeline LP	4.500	12/15/26	2,320,005
1,450,000		Plains All American Pipeline LP	3.550	12/15/29	1,525,498
1,000,000		Plains All American Pipeline LP	3.800	09/15/30	1,067,594
100,000		Plains All American Pipeline LP	6.650	01/15/37	131,253
250,000		Plains All American Pipeline LP	5.150	06/01/42	280,674
300,000		Plains All American Pipeline LP	4.700	06/15/44	321,960
300,000		Plains All American Pipeline LP	4.900	02/15/45	323,306
675,000		Sabine Pass Liquefaction LLC	5.625	04/15/23	717,332
690,000		Sabine Pass Liquefaction LLC	5.750	05/15/24	768,459
1,775,000		Sabine Pass Liquefaction LLC	5.625	03/01/25	2,014,529
275,000		Sabine Pass Liquefaction LLC	5.875	06/30/26	323,647
2,675,000		Sabine Pass Liquefaction LLC	5.000	03/15/27	3,075,209
550,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	614,073
1,500,000		Sabine Pass Liquefaction LLC	4.500	05/15/30	1,728,915
1,000,000		Schlumberger Investment S.A.	3.650	12/01/23	1,060,062
1,500,000		Schlumberger Investment S.A.	2.650	06/26/30	1,547,475
500,000		Shell International Finance BV	2.250	01/06/23	512,491
350,000		Shell International Finance BV	3.400	08/12/23	369,785
1,000,000		Shell International Finance BV	0.375	09/15/23	1,001,325
37

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	Shell International Finance BV	2.375%	04/06/25	$522,850
5,075,000	Shell International Finance BV	3.250	05/11/25	5,482,049
2,075,000	Shell International Finance BV	2.875	05/10/26	2,235,929
925,000	Shell International Finance BV	2.500	09/12/26	981,082
1,225,000	Shell International Finance BV	3.875	11/13/28	1,393,282
3,000,000	Shell International Finance BV	2.375	11/07/29	3,116,323
2,500,000	Shell International Finance BV	2.750	04/06/30	2,654,361
500,000	Shell International Finance BV	4.125	05/11/35	589,790
350,000	Shell International Finance BV	6.375	12/15/38	516,541
100,000	Shell International Finance BV	5.500	03/25/40	138,111
1,200,000	Shell International Finance BV	4.550	08/12/43	1,503,616
2,025,000	Shell International Finance BV	4.375	05/11/45	2,485,805
650,000	Shell International Finance BV	4.000	05/10/46	764,977
3,180,000	Shell International Finance BV	3.750	09/12/46	3,618,955
1,500,000	Shell International Finance BV	3.125	11/07/49	1,552,205
1,500,000	Shell International Finance BV	3.250	04/06/50	1,595,643
200,000	Spectra Energy Partners LP	4.750	03/15/24	217,336
400,000	Spectra Energy Partners LP	3.500	03/15/25	429,049
1,100,000	Spectra Energy Partners LP	3.375	10/15/26	1,191,892
200,000	Spectra Energy Partners LP	5.950	09/25/43	276,238
600,000	Spectra Energy Partners LP	4.500	03/15/45	704,097
500,000	Suncor Energy, Inc	2.800	05/15/23	517,461
500,000	Suncor Energy, Inc	3.100	05/15/25	532,416
250,000	Suncor Energy, Inc	6.800	05/15/38	353,581
1,625,000	Suncor Energy, Inc	6.500	06/15/38	2,257,641
1,550,000	Suncor Energy, Inc	4.000	11/15/47	1,721,766
1,000,000	Suncor Energy, Inc	3.750	03/04/51	1,071,584
1,181,000	Sunoco Logistics Partners Operations LP	3.450	01/15/23	1,215,235
300,000	Sunoco Logistics Partners Operations LP	4.250	04/01/24	321,120
200,000	Sunoco Logistics Partners Operations LP	5.950	12/01/25	231,959
400,000	Sunoco Logistics Partners Operations LP	3.900	07/15/26	436,695
100,000	Sunoco Logistics Partners Operations LP	6.100	02/15/42	123,893
300,000	Sunoco Logistics Partners Operations LP	5.300	04/01/44	347,580
200,000	Sunoco Logistics Partners Operations LP	5.350	05/15/45	233,250
1,225,000	Sunoco Logistics Partners Operations LP	5.400	10/01/47	1,459,728
300,000	Total Capital Canada Ltd	2.750	07/15/23	312,984
1,675,000	Total Capital International S.A.	2.700	01/25/23	1,727,578
750,000	Total Capital International S.A.	3.700	01/15/24	804,052
450,000	Total Capital International S.A.	3.750	04/10/24	485,096
500,000	Total Capital International S.A.	2.434	01/10/25	522,896
900,000	Total Capital International S.A.	3.455	02/19/29	995,162
1,300,000	Total Capital International S.A.	2.829	01/10/30	1,386,288
775,000	Total Capital International S.A.	2.986	06/29/41	788,079
500,000	Total Capital International S.A.	3.461	07/12/49	535,284
1,500,000	Total Capital International S.A.	3.127	05/29/50	1,508,228
1,000,000	Total Capital International S.A.	3.386	06/29/60	1,049,067
1,125,000	Total Capital S.A.	3.883	10/11/28	1,273,251
1,225,000	TransCanada PipeLines Ltd	4.875	01/15/26	1,401,461
4,000,000	TransCanada PipeLines Ltd	4.100	04/15/30	4,537,713
1,925,000	TransCanada PipeLines Ltd	4.625	03/01/34	2,267,518
100,000	TransCanada PipeLines Ltd	6.200	10/15/37	136,428
500,000	TransCanada PipeLines Ltd	4.750	05/15/38	595,131
200,000	TransCanada PipeLines Ltd	7.625	01/15/39	309,412
125,000	TransCanada PipeLines Ltd	6.100	06/01/40	169,531
38

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,200,000		TransCanada PipeLines Ltd	5.000%	10/16/43	$1,481,703
750,000		TransCanada PipeLines Ltd	4.875	05/15/48	946,175
1,425,000		TransCanada PipeLines Ltd	5.100	03/15/49	1,862,110
700,000		Transcontinental Gas Pipe Line Co LLC	7.850	02/01/26	872,760
1,200,000		Transcontinental Gas Pipe Line Co LLC	4.000	03/15/28	1,341,225
500,000		Transcontinental Gas Pipe Line Co LLC	3.250	05/15/30	534,502
850,000		Transcontinental Gas Pipe Line Co LLC	4.600	03/15/48	1,031,004
500,000		Transcontinental Gas Pipe Line Co LLC	3.950	05/15/50	560,669
5,525,000		Vale Overseas Ltd	6.250	08/10/26	6,528,727
1,000,000		Vale Overseas Ltd	3.750	07/08/30	1,035,950
150,000		Vale Overseas Ltd	8.250	01/17/34	215,891
1,164,000		Vale Overseas Ltd	6.875	11/21/36	1,551,030
500,000		Valero Energy Corp	2.700	04/15/23	516,113
750,000		Valero Energy Corp	1.200	03/15/24	758,385
825,000		Valero Energy Corp	3.650	03/15/25	892,554
1,250,000		Valero Energy Corp	2.850	04/15/25	1,316,453
675,000		Valero Energy Corp	3.400	09/15/26	726,221
750,000		Valero Energy Corp	2.150	09/15/27	755,258
500,000		Valero Energy Corp	4.350	06/01/28	562,799
2,075,000		Valero Energy Corp	4.000	04/01/29	2,281,226
455,000		Valero Energy Corp	7.500	04/15/32	631,434
850,000		Valero Energy Corp	6.625	06/15/37	1,147,840
300,000	e	Valero Energy Corp	4.900	03/15/45	360,835
200,000		Valero Energy Partners LP	4.375	12/15/26	223,894
300,000		Valero Energy Partners LP	4.500	03/15/28	338,669
2,000,000		Williams Cos, Inc	2.600	03/15/31	2,026,998
300,000		Williams Partners LP	4.500	11/15/23	321,374
150,000		Williams Partners LP	3.900	01/15/25	162,070
925,000		Williams Partners LP	4.000	09/15/25	1,013,677
1,300,000		Williams Partners LP	3.750	06/15/27	1,431,503
300,000		Williams Partners LP	6.300	04/15/40	408,937
300,000		Williams Partners LP	5.800	11/15/43	395,281
300,000		Williams Partners LP	5.400	03/04/44	377,594
1,000,000		Williams Partners LP	4.900	01/15/45	1,196,815
225,000		Williams Partners LP	5.100	09/15/45	278,568
1,700,000		Williams Partners LP	4.850	03/01/48	2,078,427
		TOTAL ENERGY			415,186,037

FOOD & STAPLES RETAILING - 0.1%
400,000		Costco Wholesale Corp	2.750	05/18/24	422,053
625,000		Costco Wholesale Corp	3.000	05/18/27	683,167
475,000		Costco Wholesale Corp	1.375	06/20/27	478,261
725,000		Costco Wholesale Corp	1.600	04/20/30	708,461
1,800,000		Costco Wholesale Corp	1.750	04/20/32	1,764,908
69,000		Delhaize Group S.A.	5.700	10/01/40	94,424
200,000		Kroger Co	3.850	08/01/23	210,826
300,000		Kroger Co	4.000	02/01/24	320,627
100,000		Kroger Co	3.500	02/01/26	109,447
1,275,000		Kroger Co	2.650	10/15/26	1,352,235
175,000		Kroger Co	3.700	08/01/27	193,729
1,150,000		Kroger Co	4.500	01/15/29	1,346,824
250,000		Kroger Co	2.200	05/01/30	251,174
1,500,000		Kroger Co	1.700	01/15/31	1,432,408
39

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Kroger Co	6.900%	04/15/38	$145,474
250,000		Kroger Co	5.000	04/15/42	317,163
300,000		Kroger Co	5.150	08/01/43	391,504
300,000		Kroger Co	3.875	10/15/46	331,763
900,000		Kroger Co	4.450	02/01/47	1,075,962
700,000		Kroger Co	4.650	01/15/48	863,121
300,000		Kroger Co	5.400	01/15/49	409,655
500,000		Kroger Co	3.950	01/15/50	567,441
250,000		SYSCO Corp	3.550	03/15/25	270,687
2,500,000		SYSCO Corp	5.650	04/01/25	2,875,329
125,000		SYSCO Corp	3.750	10/01/25	136,829
350,000		SYSCO Corp	3.300	07/15/26	378,075
1,000,000		SYSCO Corp	2.400	02/15/30	1,015,006
332,000		SYSCO Corp	5.950	04/01/30	422,301
300,000		SYSCO Corp	4.850	10/01/45	373,924
500,000		SYSCO Corp	4.500	04/01/46	599,769
250,000		SYSCO Corp	4.450	03/15/48	297,063
550,000		SYSCO Corp	3.300	02/15/50	562,808
905,000		SYSCO Corp	6.600	04/01/50	1,423,614
622,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	674,602
750,000	e	Walgreens Boots Alliance, Inc	3.200	04/15/30	802,983
1,400,000		Walgreens Boots Alliance, Inc	4.500	11/18/34	1,618,797
525,000		Walgreens Boots Alliance, Inc	4.650	06/01/46	623,475
750,000		Walgreens Boots Alliance, Inc	4.100	04/15/50	829,747
675,000		Walmart, Inc	2.350	12/15/22	689,293
1,475,000		Walmart, Inc	2.550	04/11/23	1,517,781
1,100,000		Walmart, Inc	3.400	06/26/23	1,156,466
1,250,000		Walmart, Inc	3.300	04/22/24	1,332,211
21,000		Walmart, Inc	2.375	09/24/29	22,220
		TOTAL FOOD & STAPLES RETAILING			31,093,607

FOOD, BEVERAGE & TOBACCO - 1.0%
300,000		Altria Group, Inc	2.350	05/06/25	311,053
727,000		Altria Group, Inc	4.400	02/14/26	816,528
700,000		Altria Group, Inc	2.625	09/16/26	733,832
800,000		Altria Group, Inc	3.400	05/06/30	846,554
1,175,000		Altria Group, Inc	2.450	02/04/32	1,125,920
800,000		Altria Group, Inc	5.800	02/14/39	983,746
1,500,000		Altria Group, Inc	3.400	02/04/41	1,420,559
925,000		Altria Group, Inc	4.250	08/09/42	962,480
300,000		Altria Group, Inc	4.500	05/02/43	318,388
775,000		Altria Group, Inc	5.375	01/31/44	912,349
900,000		Altria Group, Inc	3.875	09/16/46	876,572
1,875,000		Altria Group, Inc	5.950	02/14/49	2,374,632
1,000,000		Altria Group, Inc	4.450	05/06/50	1,050,846
1,000,000		Altria Group, Inc	3.700	02/04/51	941,543
1,000,000		Altria Group, Inc	4.000	02/04/61	957,757
1,125,000		Anheuser-Busch InBev Finance, Inc	4.625	02/01/44	1,326,211
625,000		Anheuser-Busch InBev Worldwide, Inc	4.900	01/23/31	758,892
1,700,000		Anheuser-Busch InBev Worldwide, Inc	4.375	04/15/38	1,984,358
100,000		Anheuser-Busch InBev Worldwide, Inc	8.200	01/15/39	163,637
2,675,000		Anheuser-Busch InBev Worldwide, Inc	5.450	01/23/39	3,464,667
500,000		Anheuser-Busch InBev Worldwide, Inc	4.350	06/01/40	581,022
150,000		Anheuser-Busch InBev Worldwide, Inc	4.950	01/15/42	185,308
40

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$425,000	Anheuser-Busch InBev Worldwide, Inc	4.600%	04/15/48	$507,375
1,764,000	Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	2,063,708
2,025,000	Anheuser-Busch InBev Worldwide, Inc	5.550	01/23/49	2,742,538
5,441,000	Anheuser-Busch InBev Worldwide, Inc	4.500	06/01/50	6,495,039
1,725,000	Anheuser-Busch InBev Worldwide, Inc	4.750	04/15/58	2,115,170
2,150,000	Anheuser-Busch InBev Worldwide, Inc	5.800	01/23/59	3,037,156
500,000	Anheuser-Busch InBev Worldwide, Inc	4.600	06/01/60	600,774
3,075,000	Archer-Daniels-Midland Co	2.500	08/11/26	3,270,830
1,500,000	Archer-Daniels-Midland Co	3.250	03/27/30	1,644,526
800,000	Archer-Daniels-Midland Co	4.500	03/15/49	1,042,510
1,000,000	Archer-Daniels-Midland Co	2.700	09/15/51	977,886
4,950,000	BAT Capital Corp	3.222	08/15/24	5,247,523
500,000	BAT Capital Corp	2.789	09/06/24	525,827
3,525,000	BAT Capital Corp	3.557	08/15/27	3,797,955
400,000	BAT Capital Corp	2.259	03/25/28	397,010
275,000	BAT Capital Corp	4.906	04/02/30	314,878
650,000	BAT Capital Corp	2.726	03/25/31	640,098
1,400,000	BAT Capital Corp	4.390	08/15/37	1,503,647
475,000	BAT Capital Corp	3.734	09/25/40	458,271
2,625,000	BAT Capital Corp	4.540	08/15/47	2,719,384
900,000	BAT Capital Corp	4.758	09/06/49	972,898
500,000	BAT Capital Corp	5.282	04/02/50	574,435
1,000,000	BAT Capital Corp	3.984	09/25/50	961,939
5,000,000	BAT International Finance plc	1.668	03/25/26	5,002,785
200,000	Brown-Forman Corp	3.500	04/15/25	216,446
200,000	Brown-Forman Corp	4.000	04/15/38	232,504
200,000	Brown-Forman Corp	4.500	07/15/45	254,176
500,000	Bunge Ltd	4.350	03/15/24	540,623
500,000	Bunge Ltd	1.630	08/17/25	505,204
125,000	Bunge Ltd	3.250	08/15/26	134,593
500,000	Bunge Ltd	3.750	09/25/27	553,113
1,500,000	Bunge Ltd	2.750	05/14/31	1,519,877
215,000	Campbell Soup Co	3.650	03/15/23	223,341
500,000	Campbell Soup Co	3.950	03/15/25	545,069
725,000	Campbell Soup Co	4.150	03/15/28	816,579
500,000	Campbell Soup Co	2.375	04/24/30	503,333
800,000	Campbell Soup Co	4.800	03/15/48	1,000,339
500,000	Campbell Soup Co	3.125	04/24/50	483,856
300,000	Coca-Cola Bottling Co Consolidated	3.800	11/25/25	329,235
800,000	Coca-Cola Co	1.750	09/06/24	829,335
1,000,000	Coca-Cola Co	1.450	06/01/27	1,009,467
1,000,000	Coca-Cola Co	1.500	03/05/28	996,368
2,000,000	Coca-Cola Co	1.000	03/15/28	1,931,320
600,000	Coca-Cola Co	2.125	09/06/29	616,198
300,000	Coca-Cola Co	3.450	03/25/30	335,634
800,000	Coca-Cola Co	1.650	06/01/30	781,757
1,500,000	Coca-Cola Co	2.000	03/05/31	1,505,299
2,000,000	Coca-Cola Co	1.375	03/15/31	1,899,680
2,000,000	Coca-Cola Co	2.250	01/05/32	2,026,639
725,000	Coca-Cola Co	2.500	06/01/40	704,649
1,000,000	Coca-Cola Co	2.875	05/05/41	1,031,355
1,500,000	Coca-Cola Co	2.600	06/01/50	1,433,426
1,500,000	Coca-Cola Co	3.000	03/05/51	1,553,262
41

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Coca-Cola Co	2.750%	06/01/60	$964,874
1,500,000		Coca-Cola Femsa SAB de C.V.	2.750	01/22/30	1,546,740
200,000		Coca-Cola Femsa SAB de C.V.	5.250	11/26/43	263,198
455,000		ConAgra Brands, Inc	3.200	01/25/23	468,048
475,000		ConAgra Brands, Inc	0.500	08/11/23	474,990
1,000,000		ConAgra Brands, Inc	4.300	05/01/24	1,084,067
450,000		ConAgra Brands, Inc	4.600	11/01/25	505,748
500,000		ConAgra Brands, Inc	1.375	11/01/27	486,975
100,000		ConAgra Brands, Inc	7.000	10/01/28	130,260
1,575,000		ConAgra Brands, Inc	4.850	11/01/28	1,847,475
750,000		ConAgra Brands, Inc	5.300	11/01/38	953,834
750,000		ConAgra Brands, Inc	5.400	11/01/48	995,827
1,250,000		Constellation Brands, Inc	3.200	02/15/23	1,292,962
2,275,000		Constellation Brands, Inc	4.250	05/01/23	2,403,765
100,000		Constellation Brands, Inc	4.400	11/15/25	111,985
750,000		Constellation Brands, Inc	3.700	12/06/26	825,975
300,000		Constellation Brands, Inc	3.500	05/09/27	329,156
700,000		Constellation Brands, Inc	3.600	02/15/28	769,126
300,000		Constellation Brands, Inc	4.650	11/15/28	346,114
1,000,000		Constellation Brands, Inc	3.150	08/01/29	1,069,358
100,000		Constellation Brands, Inc	2.875	05/01/30	104,024
425,000		Constellation Brands, Inc	2.250	08/01/31	418,190
300,000		Constellation Brands, Inc	4.100	02/15/48	338,616
300,000		Constellation Brands, Inc	5.250	11/15/48	392,954
1,250,000		Constellation Brands, Inc	3.750	05/01/50	1,357,145
1,725,000		Diageo Capital plc	2.625	04/29/23	1,776,984
750,000		Diageo Capital plc	2.125	10/24/24	781,678
500,000		Diageo Capital plc	1.375	09/29/25	505,655
425,000		Diageo Capital plc	3.875	05/18/28	479,370
1,033,000		Diageo Capital plc	2.000	04/29/30	1,028,995
1,900,000		Diageo Capital plc	2.125	04/29/32	1,889,280
200,000		Diageo Capital plc	5.875	09/30/36	280,925
400,000		Diageo Capital plc	3.875	04/29/43	468,231
100,000		Flowers Foods, Inc	3.500	10/01/26	108,334
400,000		Flowers Foods, Inc	2.400	03/15/31	399,784
200,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	205,680
300,000		Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	351,093
2,500,000		Fomento Economico Mexicano SAB de C.V.	3.500	01/16/50	2,615,575
200,000		General Mills, Inc	3.700	10/17/23	212,280
500,000		General Mills, Inc	3.650	02/15/24	530,201
150,000		General Mills, Inc	4.000	04/17/25	164,758
800,000		General Mills, Inc	3.200	02/10/27	867,645
3,800,000		General Mills, Inc	4.200	04/17/28	4,330,016
100,000		General Mills, Inc	2.875	04/15/30	105,104
951,000	e,g	General Mills, Inc	3.000	02/01/51	949,320
300,000		Hershey Co	2.050	11/15/24	312,292
500,000		Hershey Co	0.900	06/01/25	499,758
300,000		Hershey Co	2.450	11/15/29	312,796
500,000		Hershey Co	1.700	06/01/30	491,981
300,000		Hershey Co	3.375	08/15/46	328,923
300,000		Hershey Co	3.125	11/15/49	317,816
100,000		Hershey Co	2.650	06/01/50	97,663
1,500,000		Hormel Foods Corp	1.700	06/03/28	1,507,087
1,500,000		Hormel Foods Corp	1.800	06/11/30	1,475,337
42

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	Hormel Foods Corp	3.050%	06/03/51	$520,329
300,000	Ingredion, Inc	3.200	10/01/26	323,986
750,000	Ingredion, Inc	3.900	06/01/50	845,954
425,000	J M Smucker Co	2.125	03/15/32	414,854
550,000	J M Smucker Co	2.750	09/15/41	532,674
1,475,000	JM Smucker Co	3.500	03/15/25	1,592,897
200,000	JM Smucker Co	3.375	12/15/27	217,663
150,000	JM Smucker Co	2.375	03/15/30	152,444
300,000	JM Smucker Co	4.250	03/15/35	350,426
300,000	JM Smucker Co	4.375	03/15/45	359,282
400,000	JM Smucker Co	3.550	03/15/50	431,185
417,000	Kellogg Co	2.650	12/01/23	435,901
1,800,000	Kellogg Co	3.250	04/01/26	1,953,648
200,000	Kellogg Co	3.400	11/15/27	218,602
800,000	Kellogg Co	4.300	05/15/28	916,362
275,000	Kellogg Co	2.100	06/01/30	272,396
150,000	Kellogg Co	4.500	04/01/46	184,534
804,000	Keurig Dr Pepper, Inc	4.057	05/25/23	849,703
500,000	Keurig Dr Pepper, Inc	3.130	12/15/23	526,352
275,000	Keurig Dr Pepper, Inc	4.417	05/25/25	305,605
200,000	Keurig Dr Pepper, Inc	3.400	11/15/25	216,956
200,000	Keurig Dr Pepper, Inc	2.550	09/15/26	211,267
2,750,000	Keurig Dr Pepper, Inc	4.597	05/25/28	3,192,547
750,000	Keurig Dr Pepper, Inc	3.200	05/01/30	807,721
1,500,000	Keurig Dr Pepper, Inc	2.250	03/15/31	1,502,347
500,000	Keurig Dr Pepper, Inc	4.420	12/15/46	600,001
750,000	Keurig Dr Pepper, Inc	5.085	05/25/48	995,070
1,500,000	Keurig Dr Pepper, Inc	3.350	03/15/51	1,557,083
250,000	McCormick & Co, Inc	3.150	08/15/24	265,920
625,000	McCormick & Co, Inc	0.900	02/15/26	614,592
250,000	McCormick & Co, Inc	3.400	08/15/27	274,821
500,000	McCormick & Co, Inc	2.500	04/15/30	511,150
325,000	McCormick & Co, Inc	1.850	02/15/31	314,147
400,000	McCormick & Co, Inc	4.200	08/15/47	473,798
925,000	Mead Johnson Nutrition Co	4.125	11/15/25	1,030,039
350,000	Mead Johnson Nutrition Co	4.600	06/01/44	448,058
1,025,000	Molson Coors Brewing Co	3.000	07/15/26	1,094,981
525,000	Molson Coors Brewing Co	5.000	05/01/42	641,058
1,550,000	Molson Coors Brewing Co	4.200	07/15/46	1,715,418
1,000,000	Mondelez International, Inc	1.500	05/04/25	1,015,064
775,000	Mondelez International, Inc	2.750	04/13/30	810,907
400,000	Mondelez International, Inc	1.500	02/04/31	376,453
725,000	Mondelez International, Inc	1.875	10/15/32	695,584
1,200,000	Mondelez International, Inc	2.625	09/04/50	1,113,391
700,000	PepsiCo, Inc	2.750	03/01/23	724,750
1,000,000	PepsiCo, Inc	0.400	10/07/23	1,002,472
1,425,000	PepsiCo, Inc	3.600	03/01/24	1,519,919
525,000	PepsiCo, Inc	2.750	04/30/25	557,183
425,000	PepsiCo, Inc	3.500	07/17/25	463,009
275,000	PepsiCo, Inc	2.850	02/24/26	294,906
1,300,000	PepsiCo, Inc	2.375	10/06/26	1,378,855
150,000	PepsiCo, Inc	2.625	03/19/27	160,041
500,000	PepsiCo, Inc	2.750	03/19/30	533,141
43

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,275,000	PepsiCo, Inc	1.625%	05/01/30	$2,228,852
2,000,000	PepsiCo, Inc	1.400	02/25/31	1,922,111
750,000	PepsiCo, Inc	3.500	03/19/40	835,831
625,000	PepsiCo, Inc	4.000	03/05/42	743,688
200,000	PepsiCo, Inc	3.600	08/13/42	225,246
450,000	PepsiCo, Inc	4.600	07/17/45	577,925
1,600,000	PepsiCo, Inc	4.450	04/14/46	2,022,426
575,000	PepsiCo, Inc	3.450	10/06/46	636,331
925,000	PepsiCo, Inc	4.000	05/02/47	1,104,434
1,250,000	PepsiCo, Inc	3.375	07/29/49	1,367,608
750,000	PepsiCo, Inc	2.875	10/15/49	763,992
1,250,000	PepsiCo, Inc	3.625	03/19/50	1,439,948
750,000	PepsiCo, Inc	3.875	03/19/60	912,027
450,000	Philip Morris International, Inc	2.500	11/02/22	459,950
500,000	Philip Morris International, Inc	2.625	03/06/23	515,669
300,000	Philip Morris International, Inc	2.125	05/10/23	307,530
300,000	Philip Morris International, Inc	3.600	11/15/23	319,733
600,000	Philip Morris International, Inc	3.250	11/10/24	644,515
500,000	Philip Morris International, Inc	1.500	05/01/25	507,364
500,000	Philip Morris International, Inc	3.375	08/11/25	540,308
700,000	Philip Morris International, Inc	2.750	02/25/26	742,683
1,000,000	Philip Morris International, Inc	0.875	05/01/26	981,481
1,300,000	Philip Morris International, Inc	3.125	08/17/27	1,409,940
1,500,000	Philip Morris International, Inc	3.125	03/02/28	1,614,112
1,450,000	Philip Morris International, Inc	3.375	08/15/29	1,592,532
450,000	Philip Morris International, Inc	2.100	05/01/30	447,148
1,000,000	Philip Morris International, Inc	1.750	11/01/30	963,113
400,000	Philip Morris International, Inc	6.375	05/16/38	561,039
225,000	Philip Morris International, Inc	4.375	11/15/41	260,154
200,000	Philip Morris International, Inc	4.500	03/20/42	235,595
275,000	Philip Morris International, Inc	3.875	08/21/42	298,360
300,000	Philip Morris International, Inc	4.125	03/04/43	335,067
200,000	Philip Morris International, Inc	4.875	11/15/43	245,214
2,000,000	Philip Morris International, Inc	4.250	11/10/44	2,287,310
200,000	Reynolds American, Inc	4.850	09/15/23	216,454
550,000	Reynolds American, Inc	4.450	06/12/25	606,331
750,000	Reynolds American, Inc	5.700	08/15/35	897,652
65,000	Reynolds American, Inc	7.250	06/15/37	87,492
200,000	Reynolds American, Inc	6.150	09/15/43	246,665
1,775,000	Reynolds American, Inc	5.850	08/15/45	2,129,746
100,000	Tyson Foods, Inc	3.900	09/28/23	106,482
750,000	Tyson Foods, Inc	3.950	08/15/24	810,807
500,000	Tyson Foods, Inc	4.000	03/01/26	556,799
1,150,000	Tyson Foods, Inc	3.550	06/02/27	1,268,808
500,000	Tyson Foods, Inc	4.350	03/01/29	578,753
500,000	Tyson Foods, Inc	5.150	08/15/44	646,158
300,000	Tyson Foods, Inc	4.550	06/02/47	368,080
1,700,000	Tyson Foods, Inc	5.100	09/28/48	2,245,782
	TOTAL FOOD, BEVERAGE & TOBACCO			217,432,351

HEALTH CARE EQUIPMENT & SERVICES - 1.4%
200,000	Abbott Laboratories	3.400	11/30/23	212,621
275,000	Abbott Laboratories	2.950	03/15/25	292,957
1,708,000	Abbott Laboratories	3.750	11/30/26	1,915,938
44

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$625,000		Abbott Laboratories	1.150%	01/30/28	$608,329
200,000		Abbott Laboratories	1.400	06/30/30	192,122
2,750,000		Abbott Laboratories	4.750	11/30/36	3,498,996
3,450,000		Abbott Laboratories	4.900	11/30/46	4,671,230
500,000		Adventist Health System	2.952	03/01/29	524,848
500,000		Adventist Health System	3.630	03/01/49	544,450
200,000		Advocate Health & Hospitals Corp	3.829	08/15/28	224,586
750,000		Advocate Health & Hospitals Corp	2.211	06/15/30	759,935
100,000		Advocate Health & Hospitals Corp	4.272	08/15/48	124,898
600,000		Advocate Health & Hospitals Corp	3.387	10/15/49	660,993
500,000		Advocate Health & Hospitals Corp	3.008	06/15/50	512,893
1,500,000		AHS Hospital Corp	2.780	07/01/51	1,467,030
200,000		Allina Health System	3.887	04/15/49	233,249
1,000,000		AmerisourceBergen Corp	0.737	03/15/23	1,001,520
400,000		AmerisourceBergen Corp	3.400	05/15/24	423,884
700,000		AmerisourceBergen Corp	3.250	03/01/25	745,545
200,000		AmerisourceBergen Corp	3.450	12/15/27	218,609
1,000,000		AmerisourceBergen Corp	2.800	05/15/30	1,036,844
1,000,000		AmerisourceBergen Corp	2.700	03/15/31	1,022,823
700,000		AmerisourceBergen Corp	4.300	12/15/47	812,686
500,000		Anthem, Inc	3.300	01/15/23	518,045
225,000		Anthem, Inc	3.500	08/15/24	240,844
1,625,000		Anthem, Inc	3.350	12/01/24	1,742,046
1,500,000		Anthem, Inc	2.375	01/15/25	1,562,602
1,000,000		Anthem, Inc	1.500	03/15/26	1,008,388
850,000		Anthem, Inc	3.650	12/01/27	944,237
1,225,000		Anthem, Inc	4.101	03/01/28	1,386,716
500,000	e	Anthem, Inc	2.875	09/15/29	526,334
1,500,000		Anthem, Inc	2.250	05/15/30	1,505,201
1,000,000		Anthem, Inc	2.550	03/15/31	1,027,773
1,150,000		Anthem, Inc	4.625	05/15/42	1,409,625
125,000		Anthem, Inc	4.650	01/15/43	153,674
500,000		Anthem, Inc	5.100	01/15/44	646,056
425,000		Anthem, Inc	4.650	08/15/44	524,522
625,000		Anthem, Inc	4.375	12/01/47	754,028
1,800,000		Anthem, Inc	4.550	03/01/48	2,217,585
500,000		Anthem, Inc	3.700	09/15/49	549,263
1,150,000		Anthem, Inc	3.125	05/15/50	1,163,124
425,000		Anthem, Inc	3.600	03/15/51	464,306
1,000,000		Ascension Health	2.532	11/15/29	1,048,043
1,000,000		Ascension Health	3.106	11/15/39	1,076,981
875,000		Ascension Health	3.945	11/15/46	1,049,610
200,000		Ascension Health	4.847	11/15/53	285,829
500,000		Banner Health	2.338	01/01/30	512,431
750,000		Banner Health	1.897	01/01/31	744,212
500,000		Banner Health	3.181	01/01/50	524,355
750,000		Banner Health	2.913	01/01/51	751,215
1,000,000		Baptist Health South Florida Obligated Group	3.115	11/15/71	958,015
1,000,000		Baptist Healthcare System Obligated Group	3.540	08/15/50	1,079,274
475,000		Baxter International, Inc	2.600	08/15/26	501,651
2,000,000		Baxter International, Inc	1.730	04/01/31	1,929,215
300,000		Baxter International, Inc	3.500	08/15/46	321,454
1,500,000		Baylor Scott & White Holdings	1.777	11/15/30	1,470,087
45

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$290,000		Baylor Scott & White Holdings	4.185%	11/15/45	$355,548
200,000		Baylor Scott & White Holdings	3.967	11/15/46	238,049
2,000,000		Baylor Scott & White Holdings	2.839	11/15/50	1,975,406
635,000		Becton Dickinson & Co	3.363	06/06/24	675,176
165,000		Becton Dickinson & Co	3.734	12/15/24	178,303
1,277,000		Becton Dickinson & Co	3.700	06/06/27	1,414,133
675,000		Becton Dickinson & Co	2.823	05/20/30	707,279
391,000		Becton Dickinson & Co	4.685	12/15/44	487,246
1,000,000		Becton Dickinson & Co	4.669	06/06/47	1,248,509
1,000,000		Becton Dickinson & Co	3.794	05/20/50	1,117,287
1,500,000		Becton Dickinson and Co	1.957	02/11/31	1,458,762
500,000		Bon Secours Mercy Health, Inc	3.464	06/01/30	545,719
500,000		Bon Secours Mercy Health, Inc	2.095	06/01/31	497,478
500,000		Bon Secours Mercy Health, Inc	3.205	06/01/50	524,200
500,000		Boston Scientific Corp	3.450	03/01/24	530,799
1,155,000		Boston Scientific Corp	3.850	05/15/25	1,262,480
500,000		Boston Scientific Corp	3.750	03/01/26	550,102
700,000		Boston Scientific Corp	4.000	03/01/28	792,832
275,000		Boston Scientific Corp	4.000	03/01/29	311,613
1,500,000		Boston Scientific Corp	2.650	06/01/30	1,547,952
700,000		Boston Scientific Corp	4.550	03/01/39	851,360
775,000		Boston Scientific Corp	4.700	03/01/49	990,148
200,000		Cardinal Health, Inc	3.200	03/15/23	207,794
650,000		Cardinal Health, Inc	3.079	06/15/24	686,360
100,000		Cardinal Health, Inc	3.500	11/15/24	107,137
200,000		Cardinal Health, Inc	3.750	09/15/25	217,695
1,475,000	e	Cardinal Health, Inc	3.410	06/15/27	1,605,611
100,000		Cardinal Health, Inc	4.600	03/15/43	116,521
200,000		Cardinal Health, Inc	4.500	11/15/44	226,250
200,000		Cardinal Health, Inc	4.900	09/15/45	238,742
500,000		Cardinal Health, Inc	4.368	06/15/47	561,340
1,000,000		Children’s Hospital of Philadelphia	2.704	07/01/50	975,563
200,000		CHRISTUS Health	4.341	07/01/28	228,289
1,100,000		Cigna Corp	3.000	07/15/23	1,147,145
623,000		Cigna Corp	3.750	07/15/23	658,517
300,000		Cigna Corp	3.500	06/15/24	320,507
900,000		Cigna Corp	3.250	04/15/25	963,935
150,000		Cigna Corp	4.500	02/25/26	169,330
1,000,000		Cigna Corp	1.250	03/15/26	997,873
4,475,000		Cigna Corp	3.400	03/01/27	4,890,095
300,000		Cigna Corp	3.050	10/15/27	323,761
3,275,000		Cigna Corp	4.375	10/15/28	3,784,638
250,000		Cigna Corp	2.400	03/15/30	254,147
550,000		Cigna Corp	2.375	03/15/31	554,999
1,700,000		Cigna Corp	4.800	08/15/38	2,080,550
225,000		Cigna Corp	3.200	03/15/40	231,704
93,000		Cigna Corp	6.125	11/15/41	131,019
975,000		Cigna Corp	4.800	07/15/46	1,217,762
1,150,000		Cigna Corp	3.875	10/15/47	1,279,859
2,450,000		Cigna Corp	4.900	12/15/48	3,132,509
750,000		Cigna Corp	3.400	03/15/50	774,551
1,100,000		Cigna Corp	3.400	03/15/51	1,130,721
600,000		City of Hope	4.378	08/15/48	749,056
750,000		Community Health Network, Inc	3.099	05/01/50	743,963
46

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$900,000	CVS Health Corp	3.375%	08/12/24	$960,343
250,000	CVS Health Corp	2.625	08/15/24	262,510
1,969,000	CVS Health Corp	3.875	07/20/25	2,155,681
2,550,000	CVS Health Corp	2.875	06/01/26	2,718,318
1,250,000	CVS Health Corp	3.000	08/15/26	1,341,997
9,500,000	CVS Health Corp	1.300	08/21/27	9,351,460
1,216,000	CVS Health Corp	4.300	03/25/28	1,387,037
275,000	CVS Health Corp	3.250	08/15/29	295,581
1,825,000	CVS Health Corp	1.750	08/21/30	1,749,291
1,525,000	CVS Health Corp	1.875	02/28/31	1,473,271
1,000,000	CVS Health Corp	2.125	09/15/31	982,458
4,100,000	CVS Health Corp	4.780	03/25/38	5,027,183
850,000	CVS Health Corp	2.700	08/21/40	811,105
400,000	CVS Health Corp	5.300	12/05/43	525,028
1,800,000	CVS Health Corp	5.125	07/20/45	2,319,711
8,525,000	CVS Health Corp	5.050	03/25/48	10,973,399
200,000	Danaher Corp	3.350	09/15/25	217,045
200,000	Danaher Corp	4.375	09/15/45	246,133
400,000	Danaher Corp	2.600	10/01/50	381,091
100,000	Dartmouth-Hitchcock Health	4.178	08/01/48	117,063
1,000,000	DENTSPLY SIRONA, Inc	3.250	06/01/30	1,065,523
200,000	Dignity Health	5.267	11/01/64	269,527
400,000	Duke University Health System, Inc	3.920	06/01/47	471,243
400,000	Edwards Lifesciences Corp	4.300	06/15/28	458,358
750,000	Hackensack Meridian Health, Inc	2.675	09/01/41	742,212
200,000	Hackensack Meridian Health, Inc	4.211	07/01/48	243,890
750,000	Hackensack Meridian Health, Inc	2.875	09/01/50	743,937
200,000	Hackensack Meridian Health, Inc	4.500	07/01/57	262,855
685,000	Hartford HealthCare Corp	3.447	07/01/54	712,670
2,500,000	HCA, Inc	5.000	03/15/24	2,743,697
2,000,000	HCA, Inc	4.500	02/15/27	2,251,413
1,500,000	HCA, Inc	4.125	06/15/29	1,675,533
2,000,000	HCA, Inc	2.375	07/15/31	1,965,558
225,000	HCA, Inc	5.125	06/15/39	279,212
875,000	HCA, Inc	5.500	06/15/47	1,134,661
2,500,000	HCA, Inc	5.250	06/15/49	3,190,873
1,000,000	HCA, Inc	3.500	07/15/51	991,283
100,000	Humana, Inc	3.150	12/01/22	102,544
400,000	Humana, Inc	2.900	12/15/22	411,297
300,000	Humana, Inc	3.850	10/01/24	324,614
4,000,000	Humana, Inc	1.350	02/03/27	3,946,380
600,000	Humana, Inc	3.950	03/15/27	669,380
175,000	Humana, Inc	3.125	08/15/29	186,514
325,000	Humana, Inc	2.150	02/03/32	317,484
200,000	Humana, Inc	4.625	12/01/42	245,072
300,000	Humana, Inc	4.950	10/01/44	384,289
600,000	Humana, Inc	4.800	03/15/47	757,304
500,000	Humana, Inc	3.950	08/15/49	574,942
200,000	Indiana University Health, Inc Obligated Group	3.970	11/01/48	239,561
1,500,000	Indiana University Health, Inc Obligated Group	2.852	11/01/51	1,519,425
760,000	Integris Baptist Medical Center, Inc	3.875	08/15/50	852,357
350,000	Johns Hopkins Health System Corp	3.837	05/15/46	405,007
500,000	Kaiser Foundation Hospitals	3.150	05/01/27	543,097
47

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,400,000		Kaiser Foundation Hospitals	2.810%	06/01/41	$1,416,463
100,000		Kaiser Foundation Hospitals	4.875	04/01/42	132,171
1,265,000		Kaiser Foundation Hospitals	4.150	05/01/47	1,542,968
1,000,000		Kaiser Foundation Hospitals	3.266	11/01/49	1,068,538
2,000,000		Kaiser Foundation Hospitals	3.002	06/01/51	2,043,844
755,000		Koninklijke Philips NV	5.000	03/15/42	977,024
700,000		Laboratory Corp of America Holdings	4.000	11/01/23	743,854
200,000		Laboratory Corp of America Holdings	3.250	09/01/24	213,066
500,000		Laboratory Corp of America Holdings	2.300	12/01/24	520,337
100,000		Laboratory Corp of America Holdings	3.600	02/01/25	107,590
1,000,000		Laboratory Corp of America Holdings	1.550	06/01/26	1,001,960
300,000		Laboratory Corp of America Holdings	3.600	09/01/27	330,408
500,000		Laboratory Corp of America Holdings	2.950	12/01/29	530,290
1,000,000		Laboratory Corp of America Holdings	2.700	06/01/31	1,022,160
800,000		Laboratory Corp of America Holdings	4.700	02/01/45	978,999
200,000		Mayo Clinic	4.000	11/15/47	240,513
200,000		Mayo Clinic	4.128	11/15/52	251,829
2,500,000		Mayo Clinic	3.196	11/15/61	2,667,462
600,000		McKesson Corp	2.700	12/15/22	613,067
1,000,000		McKesson Corp	0.900	12/03/25	984,123
500,000		McKesson Corp	1.300	08/15/26	495,864
200,000		McLaren Health Care Corp	4.386	05/15/48	250,641
1,441,000		Medtronic, Inc	3.500	03/15/25	1,563,713
2,777,000		Medtronic, Inc	4.375	03/15/35	3,414,150
1,074,000		Medtronic, Inc	4.625	03/15/45	1,402,796
500,000		Memorial Health Services	3.447	11/01/49	555,043
1,000,000		Memorial Sloan-Kettering Cancer Center	2.955	01/01/50	1,011,775
200,000		Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	250,749
500,000		Memorial Sloan-Kettering Cancer Center	4.200	07/01/55	633,550
200,000	e	Mercy Health	4.302	07/01/28	229,281
1,000,000		Methodist Hospital	2.705	12/01/50	967,016
500,000		Montefiore Obligated Group	5.246	11/01/48	581,293
750,000		Montefiore Obligated Group	4.287	09/01/50	779,316
100,000		Mount Sinai Hospitals Group, Inc	3.981	07/01/48	110,156
600,000		Mount Sinai Hospitals Group, Inc	3.737	07/01/49	661,691
895,000		Mount Sinai Hospitals Group, Inc	3.391	07/01/50	931,226
1,000,000		MultiCare Health System	2.803	08/15/50	993,453
1,000,000		New York and Presbyterian Hospital	2.256	08/01/40	934,603
300,000		New York and Presbyterian Hospital	4.024	08/01/45	365,443
150,000		New York and Presbyterian Hospital	4.063	08/01/56	188,881
1,000,000		New York and Presbyterian Hospital	2.606	08/01/60	917,093
500,000		New York and Presbyterian Hospital	3.954	08/01/19	586,572
140,000		Northwell Healthcare, Inc	3.979	11/01/46	157,685
675,000		Northwell Healthcare, Inc	4.260	11/01/47	789,854
500,000		Northwell Healthcare, Inc	3.809	11/01/49	558,385
1,000,000		NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667	10/01/50	931,173
350,000		NYU Hospitals Center	5.750	07/01/43	490,516
250,000		NYU Hospitals Center	4.368	07/01/47	295,297
915,000		NYU Langone Hospitals	3.380	07/01/55	954,204
750,000		OhioHealth Corp	3.042	11/15/50	774,172
100,000		Orlando Health Obligated Group	4.089	10/01/48	120,136
1,000,000		Orlando Health Obligated Group	3.327	10/01/50	1,064,270
750,000		PeaceHealth Obligated Group	1.375	11/15/25	756,331
48

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$200,000	PeaceHealth Obligated Group	4.787%	11/15/48	$268,797
750,000	PeaceHealth Obligated Group	3.218	11/15/50	775,937
1,000,000	PerkinElmer, Inc	1.900	09/15/28	992,543
300,000	PerkinElmer, Inc	2.250	09/15/31	295,946
1,000,000	Piedmont Healthcare, Inc	2.044	01/01/32	981,115
1,000,000	Piedmont Healthcare, Inc	2.719	01/01/42	978,977
1,000,000	Piedmont Healthcare, Inc	2.864	01/01/52	971,628
200,000	Providence St. Joseph Health Obligated Group	2.746	10/01/26	211,798
570,000	Providence St. Joseph Health Obligated Group	2.532	10/01/29	594,900
100,000	Providence St. Joseph Health Obligated Group	3.744	10/01/47	112,709
350,000	Providence St. Joseph Health Obligated Group	3.930	10/01/48	408,695
125,000	Quest Diagnostics, Inc	3.500	03/30/25	134,857
225,000	Quest Diagnostics, Inc	3.450	06/01/26	244,750
500,000	Quest Diagnostics, Inc	4.200	06/30/29	571,191
750,000	Quest Diagnostics, Inc	2.950	06/30/30	791,989
500,000	Quest Diagnostics, Inc	2.800	06/30/31	522,124
300,000	Quest Diagnostics, Inc	4.700	03/30/45	367,827
1,500,000	Rady Children’s Hospital-San Diego	3.154	08/15/51	1,587,978
390,000	Rush Obligated Group	3.922	11/15/29	440,789
200,000	RWJ Barnabas Health, Inc	3.949	07/01/46	232,126
1,000,000	Sharp HealthCare	2.680	08/01/50	973,970
1,000,000	Smith & Nephew plc	2.032	10/14/30	975,503
300,000	SSM Health Care Corp	3.688	06/01/23	313,657
400,000	SSM Health Care Corp	3.823	06/01/27	447,301
500,000	Stanford Health Care	3.795	11/15/48	586,169
1,620,000	Stanford Health Care	3.027	08/15/51	1,678,430
1,000,000	Stryker Corp	0.600	12/01/23	1,000,040
475,000	Stryker Corp	1.150	06/15/25	478,912
200,000	Stryker Corp	3.375	11/01/25	216,673
1,600,000	Stryker Corp	3.500	03/15/26	1,745,049
500,000	Stryker Corp	3.650	03/07/28	554,876
600,000	Stryker Corp	1.950	06/15/30	591,677
200,000	Stryker Corp	4.100	04/01/43	229,010
200,000	Stryker Corp	4.375	05/15/44	243,472
550,000	Stryker Corp	4.625	03/15/46	707,357
575,000	Stryker Corp	2.900	06/15/50	573,830
1,500,000	Summa Health	3.511	11/15/51	1,574,916
200,000	Sutter Health	3.695	08/15/28	223,779
1,000,000	Sutter Health	2.294	08/15/30	1,008,374
500,000	Sutter Health	3.161	08/15/40	518,866
200,000	Sutter Health	4.091	08/15/48	237,779
500,000	Sutter Health	3.361	08/15/50	528,890
1,000,000	Texas Health Resources	2.328	11/15/50	886,323
100,000	Texas Health Resources	4.330	11/15/55	129,478
2,000,000	Trinity Health Corp	2.632	12/01/40	1,959,173
300,000	Trinity Health Corp	4.125	12/01/45	367,854
185,000	Trinity Health Corp	3.434	12/01/48	201,429
400,000	UnitedHealth Group, Inc	2.875	03/15/23	414,810
1,650,000	UnitedHealth Group, Inc	3.500	02/15/24	1,763,213
500,000	UnitedHealth Group, Inc	3.700	12/15/25	552,743
1,000,000	UnitedHealth Group, Inc	1.250	01/15/26	1,006,276
3,000,000	UnitedHealth Group, Inc	1.150	05/15/26	3,002,153
200,000	UnitedHealth Group, Inc	3.450	01/15/27	220,538
49

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000		UnitedHealth Group, Inc	3.375%	04/15/27	$330,200
1,700,000		UnitedHealth Group, Inc	2.950	10/15/27	1,846,164
2,375,000		UnitedHealth Group, Inc	3.850	06/15/28	2,687,043
500,000		UnitedHealth Group, Inc	3.875	12/15/28	568,949
1,000,000		UnitedHealth Group, Inc	2.875	08/15/29	1,072,757
2,200,000		UnitedHealth Group, Inc	2.000	05/15/30	2,206,133
1,750,000		UnitedHealth Group, Inc	2.300	05/15/31	1,785,510
150,000		UnitedHealth Group, Inc	5.800	03/15/36	207,885
365,000		UnitedHealth Group, Inc	6.625	11/15/37	544,329
200,000		UnitedHealth Group, Inc	6.875	02/15/38	306,196
275,000		UnitedHealth Group, Inc	3.500	08/15/39	303,618
1,000,000		UnitedHealth Group, Inc	2.750	05/15/40	1,000,307
3,000,000		UnitedHealth Group, Inc	3.050	05/15/41	3,100,543
300,000		UnitedHealth Group, Inc	4.375	03/15/42	366,282
350,000		UnitedHealth Group, Inc	3.950	10/15/42	409,283
375,000		UnitedHealth Group, Inc	4.250	03/15/43	455,339
800,000		UnitedHealth Group, Inc	4.200	01/15/47	978,472
300,000		UnitedHealth Group, Inc	4.250	04/15/47	370,007
500,000		UnitedHealth Group, Inc	3.750	10/15/47	570,937
1,700,000		UnitedHealth Group, Inc	4.250	06/15/48	2,090,493
1,000,000		UnitedHealth Group, Inc	3.700	08/15/49	1,135,922
4,000,000		UnitedHealth Group, Inc	2.900	05/15/50	4,010,792
3,000,000		UnitedHealth Group, Inc	3.250	05/15/51	3,172,365
1,250,000		UnitedHealth Group, Inc	3.875	08/15/59	1,466,297
1,000,000		UnitedHealth Group, Inc	3.125	05/15/60	1,023,356
1,000,000	g	Universal Health Services, Inc	1.650	09/01/26	994,132
1,000,000	g	Universal Health Services, Inc	2.650	01/15/32	990,237
200,000		West Virginia United Health System Obligated Group	3.129	06/01/50	201,934
500,000		Willis-Knighton Medical Center	3.065	03/01/51	498,466
250,000		Zimmer Biomet Holdings, Inc	3.700	03/19/23	260,804
2,575,000		Zimmer Biomet Holdings, Inc	3.550	04/01/25	2,768,147
225,000		Zimmer Biomet Holdings, Inc	3.050	01/15/26	240,667
1,100,000		Zimmer Biomet Holdings, Inc	3.550	03/20/30	1,203,122
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			293,918,346

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
250,000		Church & Dwight Co, Inc	2.875	10/01/22	256,192
500,000		Church & Dwight Co, Inc	3.150	08/01/27	551,080
100,000		Church & Dwight Co, Inc	3.950	08/01/47	116,787
200,000		Clorox Co	3.500	12/15/24	216,316
300,000		Clorox Co	3.100	10/01/27	323,773
500,000		Clorox Co	3.900	05/15/28	563,644
1,000,000		Clorox Co	1.800	05/15/30	973,511
200,000		Colgate-Palmolive Co	1.950	02/01/23	204,591
300,000		Colgate-Palmolive Co	3.250	03/15/24	320,479
60,000		Colgate-Palmolive Co	6.450	06/16/28	78,527
300,000		Colgate-Palmolive Co	4.000	08/15/45	373,645
550,000		Colgate-Palmolive Co	3.700	08/01/47	661,197
125,000		Estee Lauder Cos, Inc	2.000	12/01/24	129,996
450,000		Estee Lauder Cos, Inc	3.150	03/15/27	490,493
200,000		Estee Lauder Cos, Inc	2.375	12/01/29	207,715
100,000		Estee Lauder Cos, Inc	2.600	04/15/30	104,874
1,500,000	e	Estee Lauder Cos, Inc	1.950	03/15/31	1,496,232
50

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$100,000	Estee Lauder Cos, Inc	6.000%	05/15/37	$141,799
300,000	Estee Lauder Cos, Inc	4.375	06/15/45	373,642
375,000	Estee Lauder Cos, Inc	4.150	03/15/47	465,465
700,000	Estee Lauder Cos, Inc	3.125	12/01/49	756,024
950,000	Kimberly-Clark Corp	3.050	08/15/25	1,023,047
200,000	Kimberly-Clark Corp	1.050	09/15/27	197,217
412,000	Kimberly-Clark Corp	3.950	11/01/28	472,367
1,500,000	Kimberly-Clark Corp	3.200	04/25/29	1,646,744
200,000	Kimberly-Clark Corp	6.625	08/01/37	304,852
725,000	Kimberly-Clark Corp	3.200	07/30/46	778,290
200,000	Kimberly-Clark Corp	3.900	05/04/47	239,625
300,000	Kimberly-Clark Corp	2.875	02/07/50	304,006
600,000	Procter & Gamble Co	3.100	08/15/23	631,718
2,000,000	Procter & Gamble Co	0.550	10/29/25	1,972,028
750,000	Procter & Gamble Co	2.700	02/02/26	801,228
2,000,000	Procter & Gamble Co	1.000	04/23/26	2,002,856
1,750,000	Procter & Gamble Co	2.450	11/03/26	1,857,237
750,000	Procter & Gamble Co	2.850	08/11/27	812,414
3,000,000	Procter & Gamble Co	3.000	03/25/30	3,283,050
1,150,000	Procter & Gamble Co	1.200	10/29/30	1,093,996
1,500,000	Procter & Gamble Co	1.950	04/23/31	1,521,530
	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			27,748,187

INSURANCE - 0.8%
250,000	ACE INA Holdings, Inc	2.700	03/13/23	258,462
700,000	ACE INA Holdings, Inc	3.150	03/15/25	751,807
2,325,000	ACE INA Holdings, Inc	3.350	05/03/26	2,536,041
150,000	ACE INA Holdings, Inc	4.150	03/13/43	180,557
1,600,000	ACE INA Holdings, Inc	4.350	11/03/45	2,012,271
500,000	Aegon NV	5.500	04/11/48	582,152
1,125,000	Aetna, Inc	2.800	06/15/23	1,164,667
325,000	Aetna, Inc	3.500	11/15/24	349,440
440,000	Aetna, Inc	6.625	06/15/36	635,718
350,000	Aetna, Inc	4.500	05/15/42	418,235
500,000	Aetna, Inc	4.125	11/15/42	570,192
1,050,000	Aetna, Inc	3.875	08/15/47	1,164,481
525,000	Aflac, Inc	3.625	11/15/24	571,330
2,000,000	Aflac, Inc	1.125	03/15/26	1,999,036
200,000	Aflac, Inc	2.875	10/15/26	215,166
375,000	Aflac, Inc	3.600	04/01/30	419,350
200,000	Aflac, Inc	4.000	10/15/46	231,876
500,000	Aflac, Inc	4.750	01/15/49	653,715
1,000,000	Alleghany Corp	3.625	05/15/30	1,096,808
200,000	Alleghany Corp	4.900	09/15/44	249,943
1,000,000	Alleghany Corp	3.250	08/15/51	982,000
300,000	Allied World Assurance Co Holdings Ltd	4.350	10/29/25	326,488
1,250,000	Allstate Corp	3.150	06/15/23	1,308,260
1,000,000	Allstate Corp	0.750	12/15/25	987,667
275,000	Allstate Corp	3.280	12/15/26	301,236
1,000,000	Allstate Corp	1.450	12/15/30	955,284
600,000	Allstate Corp	4.500	06/15/43	747,441
975,000	Allstate Corp	4.200	12/15/46	1,188,359
250,000	Allstate Corp	3.850	08/10/49	295,992
51

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Allstate Corp	5.750%	08/15/53	$216,450
300,000		American Financial Group, Inc	3.500	08/15/26	327,394
325,000		American Financial Group, Inc	5.250	04/02/30	394,591
400,000		American Financial Group, Inc	4.500	06/15/47	488,992
600,000		American International Group, Inc	4.125	02/15/24	647,703
3,000,000		American International Group, Inc	2.500	06/30/25	3,141,277
750,000		American International Group, Inc	3.750	07/10/25	816,390
825,000		American International Group, Inc	4.200	04/01/28	940,076
2,600,000		American International Group, Inc	4.250	03/15/29	2,976,131
1,000,000		American International Group, Inc	3.400	06/30/30	1,091,190
1,675,000		American International Group, Inc	3.875	01/15/35	1,892,550
300,000		American International Group, Inc	4.700	07/10/35	365,249
925,000		American International Group, Inc	6.250	05/01/36	1,289,288
725,000		American International Group, Inc	4.500	07/16/44	885,149
300,000		American International Group, Inc	4.800	07/10/45	380,586
1,000,000		American International Group, Inc	4.750	04/01/48	1,275,497
300,000		American International Group, Inc	5.750	04/01/48	344,250
1,000,000		American International Group, Inc	4.375	06/30/50	1,231,173
200,000		American International Group, Inc	4.375	01/15/55	245,262
300,000		Aon Corp	2.200	11/15/22	306,137
200,000		Aon Corp	4.500	12/15/28	230,696
450,000		Aon Corp	3.750	05/02/29	500,910
450,000		Aon Corp	2.800	05/15/30	470,094
1,000,000		Aon Corp	2.050	08/23/31	973,382
200,000		Aon Corp	6.250	09/30/40	287,403
1,000,000		Aon Corp	2.900	08/23/51	963,788
200,000		Aon plc	4.000	11/27/23	212,723
300,000		Aon plc	3.500	06/14/24	320,259
2,450,000		Aon plc	3.875	12/15/25	2,704,681
550,000		Aon plc	4.750	05/15/45	695,758
1,050,000		Arch Capital Group Ltd	4.011	12/15/26	1,181,935
200,000		Arch Capital Group Ltd	5.031	12/15/46	261,377
600,000		Arch Capital Group Ltd	3.635	06/30/50	654,365
300,000		Arch Capital Group US, Inc	5.144	11/01/43	395,223
1,125,000		Arthur J Gallagher & Co	3.500	05/20/51	1,204,523
200,000		Aspen Insurance Holdings Ltd	4.650	11/15/23	215,822
300,000		Assurant, Inc	4.200	09/27/23	319,405
300,000		Assurant, Inc	4.900	03/27/28	347,227
500,000		Assurant, Inc	3.700	02/22/30	542,410
1,500,000		Assurant, Inc	2.650	01/15/32	1,486,812
7,000		Assurant, Inc	6.750	02/15/34	9,191
137,000	e	Assured Guaranty US Holdings, Inc	5.000	07/01/24	151,797
2,000,000		Assured Guaranty US Holdings, Inc	3.150	06/15/31	2,097,226
300,000		Assured Guaranty US Holdings, Inc	3.600	09/15/51	304,984
675,000		Athene Holding Ltd	4.125	01/12/28	749,527
500,000		Athene Holding Ltd	6.150	04/03/30	629,099
1,000,000		Athene Holding Ltd	3.950	05/25/51	1,104,753
770,000		AXA S.A.	8.600	12/15/30	1,157,520
300,000		AXIS Specialty Finance LLC	3.900	07/15/29	327,701
250,000		AXIS Specialty Finance LLC	4.900	01/15/40	266,458
200,000		AXIS Specialty Finance plc	4.000	12/06/27	223,683
100,000		Berkshire Hathaway Finance Corp	1.850	03/12/30	99,558
1,500,000		Berkshire Hathaway Finance Corp	1.450	10/15/30	1,446,050
300,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	373,020
52

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,175,000		Berkshire Hathaway Finance Corp	4.200%	08/15/48	$2,636,791
1,725,000		Berkshire Hathaway Finance Corp	4.250	01/15/49	2,102,958
3,000,000		Berkshire Hathaway Finance Corp	2.500	01/15/51	2,770,187
827,000	e	Brighthouse Financial, Inc	3.700	06/22/27	905,879
1,000,000		Brighthouse Financial, Inc	5.625	05/15/30	1,207,171
304,000		Brighthouse Financial, Inc	4.700	06/22/47	343,757
500,000		Brown & Brown, Inc	4.500	03/15/29	572,387
1,000,000		Brown & Brown, Inc	2.375	03/15/31	996,911
450,000		Chubb Corp	6.000	05/11/37	648,652
1,225,000		Chubb INA Holdings, Inc	2.875	11/03/22	1,253,198
1,325,000		Chubb INA Holdings, Inc	1.375	09/15/30	1,254,583
200,000		Cincinnati Financial Corp	6.920	05/15/28	259,602
690,000		CNA Financial Corp	3.950	05/15/24	741,544
200,000		CNA Financial Corp	4.500	03/01/26	225,789
225,000		CNA Financial Corp	3.450	08/15/27	247,118
100,000		CNA Financial Corp	3.900	05/01/29	111,493
1,150,000		CNA Financial Corp	2.050	08/15/30	1,127,046
500,000		CNO Financial Group, Inc	5.250	05/30/29	585,941
500,000		Enstar Group Ltd	4.950	06/01/29	568,021
1,000,000		Enstar Group Ltd	3.100	09/01/31	983,863
300,000		Everest Reinsurance Holdings, Inc	4.868	06/01/44	378,941
250,000		Everest Reinsurance Holdings, Inc	3.500	10/15/50	265,937
1,200,000		Everest Reinsurance Holdings, Inc	3.125	10/15/52	1,169,848
400,000		Fairfax Financial Holdings Ltd	4.850	04/17/28	456,532
500,000		Fairfax Financial Holdings Ltd	4.625	04/29/30	563,691
1,000,000	g	Fairfax Financial Holdings Ltd	3.375	03/03/31	1,036,891
300,000		Fidelity National Financial, Inc	4.500	08/15/28	341,332
1,000,000		Fidelity National Financial, Inc	3.400	06/15/30	1,073,913
500,000		Fidelity National Financial, Inc	2.450	03/15/31	497,313
400,000		Fidelity National Financial, Inc	3.200	09/17/51	381,459
750,000		First American Financial Corp	4.000	05/15/30	828,813
400,000		First American Financial Corp	2.400	08/15/31	389,762
350,000		Globe Life, Inc	2.150	08/15/30	347,201
200,000		Hanover Insurance Group, Inc	4.500	04/15/26	224,050
1,000,000		Hanover Insurance Group, Inc	2.500	09/01/30	1,003,954
750,000		Hartford Financial Services Group, Inc	2.800	08/19/29	783,737
400,000		Hartford Financial Services Group, Inc	4.300	04/15/43	473,108
450,000		Hartford Financial Services Group, Inc	4.400	03/15/48	548,635
450,000		Hartford Financial Services Group, Inc	3.600	08/19/49	490,860
475,000		Hartford Financial Services Group, Inc	2.900	09/15/51	458,142
200,000		Kemper Corp	4.350	02/15/25	217,177
500,000		Kemper Corp	2.400	09/30/30	495,084
400,000		Leucadia National Corp	5.500	10/18/23	425,536
625,000		Lincoln National Corp	4.000	09/01/23	666,303
175,000		Lincoln National Corp	3.350	03/09/25	188,656
600,000		Lincoln National Corp	3.625	12/12/26	659,276
1,175,000		Lincoln National Corp	3.800	03/01/28	1,308,104
650,000		Lincoln National Corp	3.050	01/15/30	692,301
500,000		Lincoln National Corp	3.400	01/15/31	543,292
150,000		Lincoln National Corp	7.000	06/15/40	229,184
250,000		Lincoln National Corp	4.350	03/01/48	297,568
500,000	e	Lincoln National Corp	4.375	06/15/50	605,706
200,000		Loews Corp	2.625	05/15/23	206,155
53

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$800,000	Loews Corp	3.750%	04/01/26	$881,998
400,000	Loews Corp	3.200	05/15/30	429,541
200,000	Loews Corp	4.125	05/15/43	235,094
700,000	Manulife Financial Corp	4.150	03/04/26	782,883
1,000,000	Manulife Financial Corp	2.484	05/19/27	1,046,143
1,300,000	Manulife Financial Corp	4.061	02/24/32	1,425,197
200,000	Manulife Financial Corp	5.375	03/04/46	280,216
600,000	Markel Corp	3.500	11/01/27	656,217
200,000	Markel Corp	3.350	09/17/29	216,676
150,000	Markel Corp	5.000	04/05/46	193,887
100,000	Markel Corp	4.300	11/01/47	117,486
750,000	Markel Corp	5.000	05/20/49	967,730
200,000	Markel Corp	4.150	09/17/50	231,347
1,500,000	Markel Corp	3.450	05/07/52	1,548,797
725,000	Marsh & McLennan Cos, Inc	3.875	03/15/24	779,527
2,300,000	Marsh & McLennan Cos, Inc	3.500	03/10/25	2,473,932
1,700,000	Marsh & McLennan Cos, Inc	4.375	03/15/29	1,973,947
450,000	Marsh & McLennan Cos, Inc	2.250	11/15/30	453,242
250,000	Marsh & McLennan Cos, Inc	4.750	03/15/39	314,965
100,000	Marsh & McLennan Cos, Inc	4.350	01/30/47	122,674
300,000	Marsh & McLennan Cos, Inc	4.200	03/01/48	366,449
1,200,000	Marsh & McLennan Cos, Inc	4.900	03/15/49	1,615,562
200,000	Mercury General Corp	4.400	03/15/27	224,240
525,000	MetLife, Inc	4.368	09/15/23	564,728
700,000	MetLife, Inc	3.600	04/10/24	751,779
700,000	MetLife, Inc	3.600	11/13/25	765,835
675,000	MetLife, Inc	6.375	06/15/34	959,996
1,530,000	MetLife, Inc	5.700	06/15/35	2,087,317
130,000	MetLife, Inc	5.875	02/06/41	185,448
450,000	MetLife, Inc	4.125	08/13/42	534,304
750,000	MetLife, Inc	4.875	11/13/43	975,647
500,000	MetLife, Inc	4.721	12/15/44	639,891
800,000	MetLife, Inc	4.050	03/01/45	950,795
1,650,000	MetLife, Inc	4.600	05/13/46	2,116,273
200,000	Montpelier Re Holdings Ltd	4.700	10/15/22	208,837
20,000	Nationwide Financial Services	6.750	05/15/37	24,500
200,000	Old Republic International Corp	4.875	10/01/24	222,185
100,000	Old Republic International Corp	3.875	08/26/26	110,723
1,500,000	Old Republic International Corp	3.850	06/11/51	1,620,653
500,000	PartnerRe Finance B LLC	3.700	07/02/29	550,716
500,000	PartnerRe Finance B LLC	4.500	10/01/50	527,220
150,000	Principal Financial Group, Inc	3.125	05/15/23	155,971
200,000	Principal Financial Group, Inc	3.400	05/15/25	214,678
850,000	Principal Financial Group, Inc	3.100	11/15/26	914,047
100,000	Principal Financial Group, Inc	3.700	05/15/29	111,888
1,000,000	Principal Financial Group, Inc	2.125	06/15/30	990,527
100,000	Principal Financial Group, Inc	4.625	09/15/42	124,660
200,000	Principal Financial Group, Inc	4.350	05/15/43	241,410
300,000	Principal Financial Group, Inc	4.300	11/15/46	362,053
650,000	Progressive Corp	2.450	01/15/27	689,712
250,000	Progressive Corp	4.000	03/01/29	285,406
100,000	Progressive Corp	3.200	03/26/30	109,150
120,000	Progressive Corp	6.250	12/01/32	163,642
300,000	Progressive Corp	4.350	04/25/44	371,637
54

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000		Progressive Corp	3.700%	01/26/45	$340,503
950,000		Progressive Corp	4.125	04/15/47	1,144,724
750,000		Progressive Corp	4.200	03/15/48	920,370
100,000		Progressive Corp	3.950	03/26/50	119,804
200,000		Prudential Financial, Inc	1.500	03/10/26	202,980
195,000		Prudential Financial, Inc	3.878	03/27/28	220,775
500,000	e	Prudential Financial, Inc	2.100	03/10/30	505,613
450,000		Prudential Financial, Inc	5.700	12/14/36	605,662
500,000		Prudential Financial, Inc	3.000	03/10/40	514,316
600,000		Prudential Financial, Inc	5.200	03/15/44	641,917
1,700,000		Prudential Financial, Inc	4.600	05/15/44	2,160,831
200,000		Prudential Financial, Inc	5.375	05/15/45	220,615
2,300,000		Prudential Financial, Inc	4.500	09/15/47	2,493,279
300,000		Prudential Financial, Inc	4.418	03/27/48	374,343
2,400,000		Prudential Financial, Inc	5.700	09/15/48	2,808,957
799,000		Prudential Financial, Inc	3.935	12/07/49	941,486
450,000		Prudential Financial, Inc	4.350	02/25/50	563,827
1,000,000		Prudential Financial, Inc	3.700	03/13/51	1,139,657
200,000		Prudential plc	3.125	04/14/30	215,491
250,000		Reinsurance Group of America, Inc	4.700	09/15/23	268,828
750,000		Reinsurance Group of America, Inc	3.900	05/15/29	837,887
350,000		Reinsurance Group of America, Inc	3.150	06/15/30	372,079
200,000		RenaissanceRe Finance, Inc	3.700	04/01/25	215,518
200,000		RenaissanceRe Finance, Inc	3.450	07/01/27	217,479
300,000		RenaissanceRe Holdings Ltd	3.600	04/15/29	328,607
350,000		Torchmark Corp	4.550	09/15/28	406,135
20,000		Transatlantic Holdings, Inc	8.000	11/30/39	30,825
600,000		Travelers Cos, Inc	5.350	11/01/40	828,473
200,000		Travelers Cos, Inc	4.600	08/01/43	258,022
250,000		Travelers Cos, Inc	4.300	08/25/45	310,875
1,100,000		Travelers Cos, Inc	4.000	05/30/47	1,319,157
500,000		Travelers Cos, Inc	4.050	03/07/48	604,083
900,000		Travelers Cos, Inc	4.100	03/04/49	1,106,275
2,000,000		Travelers Cos, Inc	3.050	06/08/51	2,082,150
100,000		Travelers Property Casualty Corp	6.375	03/15/33	140,252
200,000		Unum Group	4.000	03/15/24	214,347
500,000		Unum Group	4.000	06/15/29	553,543
300,000		Unum Group	5.750	08/15/42	374,244
500,000		Unum Group	4.500	12/15/49	535,317
1,000,000		Unum Group	4.125	06/15/51	1,012,285
1,000,000		W R Berkley Corp	3.550	03/30/52	1,059,882
400,000		W R Berkley Corp	3.150	09/30/61	384,571
425,000		Willis North America, Inc	3.600	05/15/24	453,394
500,000		Willis North America, Inc	4.500	09/15/28	572,690
900,000		Willis North America, Inc	2.950	09/15/29	941,108
300,000		Willis North America, Inc	5.050	09/15/48	386,398
500,000		Willis North America, Inc	3.875	09/15/49	553,784
200,000		WR Berkley Corp	4.750	08/01/44	251,582
650,000		WR Berkley Corp	4.000	05/12/50	748,658
455,000		XLIT Ltd	4.450	03/31/25	504,287
200,000		XLIT Ltd	5.250	12/15/43	274,544
300,000		XLIT Ltd	5.500	03/31/45	412,362
		TOTAL INSURANCE			173,674,190
55

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MATERIALS - 0.7%
$150,000		Air Products & Chemicals, Inc	2.750%	02/03/23	$154,766
300,000		Air Products & Chemicals, Inc	3.350	07/31/24	320,972
175,000		Air Products & Chemicals, Inc	1.500	10/15/25	178,179
500,000		Air Products & Chemicals, Inc	1.850	05/15/27	515,122
2,125,000		Air Products & Chemicals, Inc	2.050	05/15/30	2,148,040
125,000		Air Products & Chemicals, Inc	2.700	05/15/40	125,978
1,250,000		Air Products & Chemicals, Inc	2.800	05/15/50	1,249,885
200,000		Albemarle Corp	4.150	12/01/24	218,289
500,000		Amcor Finance USA, Inc	3.625	04/28/26	545,334
400,000		Amcor Finance USA, Inc	4.500	05/15/28	460,836
2,000,000		Amcor Flexibles North America, Inc	2.690	05/25/31	2,051,913
375,000		AngloGold Ashanti Holdings plc	3.750	10/01/30	384,742
300,000		Avery Dennison Corp	4.875	12/06/28	354,752
500,000		Avery Dennison Corp	2.650	04/30/30	511,993
1,000,000		Avery Dennison Corp	2.250	02/15/32	978,983
100,000		Barrick Australian Finance Pty Ltd	5.950	10/15/39	137,399
2,250,000		Barrick Gold Corp	5.250	04/01/42	2,910,233
500,000		Barrick North America Finance LLC	5.750	05/01/43	688,725
100,000		Bemis Co, Inc	3.100	09/15/26	106,326
200,000		Bemis Co, Inc	2.630	06/19/30	204,211
625,000	g	Berry Global, Inc	0.950	02/15/24	625,706
1,375,000	g	Berry Global, Inc	1.570	01/15/26	1,374,642
625,000	g	Berry Global, Inc	1.650	01/15/27	617,131
825,000		BHP Billiton Finance USA Ltd	4.125	02/24/42	978,029
1,925,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	2,564,140
500,000		Cabot Corp	4.000	07/01/29	546,246
400,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	432,492
375,000		Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	402,187
200,000		Celulosa Arauco y Constitucion S.A.	5.500	11/02/47	235,000
14,000		Dow Chemical Co	4.550	11/30/25	15,749
750,000		Dow Chemical Co	3.625	05/15/26	822,084
300,000		Dow Chemical Co	4.800	11/30/28	354,354
81,000		Dow Chemical Co	7.375	11/01/29	110,540
1,000,000	e	Dow Chemical Co	2.100	11/15/30	990,733
982,000		Dow Chemical Co	4.250	10/01/34	1,132,901
131,000		Dow Chemical Co	9.400	05/15/39	234,911
275,000		Dow Chemical Co	5.250	11/15/41	356,547
1,200,000		Dow Chemical Co	4.375	11/15/42	1,414,385
400,000		Dow Chemical Co	4.625	10/01/44	486,025
825,000		Dow Chemical Co	5.550	11/30/48	1,144,705
750,000		Dow Chemical Co	4.800	05/15/49	948,083
1,000,000		Dow Chemical Co	3.600	11/15/50	1,061,320
4,050,000		DowDuPont, Inc	4.205	11/15/23	4,349,135
1,600,000		DowDuPont, Inc	4.493	11/15/25	1,799,065
2,300,000		DowDuPont, Inc	4.725	11/15/28	2,704,644
150,000		DowDuPont, Inc	5.319	11/15/38	193,301
2,325,000		DowDuPont, Inc	5.419	11/15/48	3,198,288
1,500,000		Eagle Materials, Inc	2.500	07/01/31	1,490,601
727,000		Eastman Chemical Co	3.800	03/15/25	786,622
700,000		Eastman Chemical Co	4.500	12/01/28	806,392
150,000		Eastman Chemical Co	4.800	09/01/42	180,921
56

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$525,000		Eastman Chemical Co	4.650%	10/15/44	$628,795
750,000		Ecolab, Inc	2.700	11/01/26	799,282
300,000		Ecolab, Inc	3.250	12/01/27	328,281
1,000,000		Ecolab, Inc	1.300	01/30/31	941,871
150,000		Ecolab, Inc	2.125	08/15/50	132,496
1,370,000	g	Ecolab, Inc	2.750	08/18/55	1,316,353
350,000		EI du Pont de Nemours and Co	1.700	07/15/25	357,285
175,000		EI du Pont de Nemours and Co	2.300	07/15/30	178,741
700,000		Fibria Overseas Finance Ltd	5.500	01/17/27	798,007
200,000		FMC Corp	4.100	02/01/24	212,859
500,000		FMC Corp	3.200	10/01/26	534,808
500,000		FMC Corp	3.450	10/01/29	539,609
500,000		FMC Corp	4.500	10/01/49	590,139
300,000		Georgia-Pacific LLC	8.000	01/15/24	349,864
750,000		Georgia-Pacific LLC	7.750	11/15/29	1,063,707
600,000		Huntsman International LLC	4.500	05/01/29	679,947
2,000,000		Huntsman International LLC	2.950	06/15/31	2,048,279
300,000		International Flavors & Fragrances, Inc	3.200	05/01/23	310,579
100,000		International Flavors & Fragrances, Inc	4.450	09/26/28	115,336
200,000		International Flavors & Fragrances, Inc	4.375	06/01/47	235,713
675,000		International Flavors & Fragrances, Inc	5.000	09/26/48	872,825
450,000		International Paper Co	6.000	11/15/41	629,141
525,000		International Paper Co	4.800	06/15/44	661,960
2,425,000		International Paper Co	4.350	08/15/48	2,968,335
1,000,000	e	Kinross Gold Corp	4.500	07/15/27	1,149,411
150,000		Lubrizol Corp	6.500	10/01/34	218,923
170,000		LYB International Finance BV	4.000	07/15/23	180,340
1,000,000		LYB International Finance BV	3.500	03/02/27	1,090,528
575,000		LYB International Finance BV	5.250	07/15/43	740,348
550,000		LYB International Finance BV	4.875	03/15/44	676,813
500,000		LYB International Finance III LLC	1.250	10/01/25	499,572
500,000		LYB International Finance III LLC	3.375	05/01/30	543,342
150,000		LYB International Finance III LLC	2.250	10/01/30	150,076
150,000		LYB International Finance III LLC	3.375	10/01/40	155,766
1,000,000		LYB International Finance III LLC	4.200	10/15/49	1,138,039
750,000		LYB International Finance III LLC	4.200	05/01/50	854,218
1,000,000		LYB International Finance III LLC	3.625	04/01/51	1,051,242
500,000		LYB International Finance III LLC	3.800	10/01/60	519,078
1,300,000		LyondellBasell Industries NV	5.750	04/15/24	1,444,345
475,000		LyondellBasell Industries NV	4.625	02/26/55	573,130
200,000		Martin Marietta Materials, Inc	4.250	07/02/24	217,004
200,000		Martin Marietta Materials, Inc	3.450	06/01/27	217,795
325,000		Martin Marietta Materials, Inc	3.500	12/15/27	357,481
250,000		Martin Marietta Materials, Inc	2.500	03/15/30	254,506
1,000,000		Martin Marietta Materials, Inc	2.400	07/15/31	1,005,163
450,000		Martin Marietta Materials, Inc	4.250	12/15/47	521,719
1,000,000		Martin Marietta Materials, Inc	3.200	07/15/51	997,725
200,000		Mosaic Co	3.250	11/15/22	205,721
1,000,000		Mosaic Co	4.250	11/15/23	1,066,317
800,000		Mosaic Co	4.050	11/15/27	898,970
300,000		Mosaic Co	5.450	11/15/33	376,046
100,000		Mosaic Co	4.875	11/15/41	118,626
600,000		Mosaic Co	5.625	11/15/43	792,115
100,000		NewMarket Corp	4.100	12/15/22	104,004
57

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		NewMarket Corp	2.700%	03/18/31	$1,000,974
250,000		Newmont Corp	2.250	10/01/30	248,684
33,000		Newmont Goldcorp Corp	3.700	03/15/23	34,187
1,300,000		Newmont Goldcorp Corp	2.800	10/01/29	1,352,087
298,000		Newmont Goldcorp Corp	5.875	04/01/35	394,922
235,000		Newmont Goldcorp Corp	6.250	10/01/39	335,036
975,000		Newmont Goldcorp Corp	4.875	03/15/42	1,227,615
300,000		Newmont Goldcorp Corp	5.450	06/09/44	407,235
275,000		Nucor Corp	2.000	06/01/25	283,091
425,000		Nucor Corp	3.950	05/01/28	477,342
3,150,000		Nucor Corp	2.700	06/01/30	3,281,453
1,000,000	g	Nucor Corp	2.979	12/15/55	976,548
150,000		Nutrien Ltd	3.150	10/01/22	153,109
500,000		Nutrien Ltd	1.900	05/13/23	510,758
200,000		Nutrien Ltd	3.500	06/01/23	208,260
625,000		Nutrien Ltd	3.625	03/15/24	664,276
425,000		Nutrien Ltd	3.375	03/15/25	455,243
200,000		Nutrien Ltd	3.000	04/01/25	211,763
700,000		Nutrien Ltd	4.000	12/15/26	781,245
550,000		Nutrien Ltd	4.200	04/01/29	626,356
500,000		Nutrien Ltd	2.950	05/13/30	527,825
200,000		Nutrien Ltd	4.125	03/15/35	226,624
200,000		Nutrien Ltd	5.625	12/01/40	269,987
100,000		Nutrien Ltd	6.125	01/15/41	141,853
200,000		Nutrien Ltd	4.900	06/01/43	251,317
725,000		Nutrien Ltd	5.250	01/15/45	954,055
1,050,000		Nutrien Ltd	5.000	04/01/49	1,379,968
300,000		Nutrien Ltd	3.950	05/13/50	340,925
500,000		Owens Corning	4.200	12/01/24	545,229
300,000		Owens Corning	3.400	08/15/26	324,294
500,000		Owens Corning	3.950	08/15/29	557,862
300,000		Owens Corning	3.875	06/01/30	330,748
525,000		Owens Corning	4.300	07/15/47	604,649
350,000		Owens Corning	4.400	01/30/48	409,134
250,000		Packaging Corp of America	4.500	11/01/23	267,630
100,000		Packaging Corp of America	3.650	09/15/24	107,441
550,000		Packaging Corp of America	3.400	12/15/27	599,353
100,000		Packaging Corp of America	3.000	12/15/29	105,817
500,000		Packaging Corp of America	4.050	12/15/49	581,355
1,500,000		Packaging Corp of America	3.050	10/01/51	1,479,065
300,000		PPG Industries, Inc	3.200	03/15/23	311,062
500,000		PPG Industries, Inc	2.400	08/15/24	522,918
250,000		PPG Industries, Inc	1.200	03/15/26	248,945
425,000		PPG Industries, Inc	3.750	03/15/28	477,839
500,000	e	PPG Industries, Inc	2.550	06/15/30	513,228
300,000		Praxair, Inc	2.650	02/05/25	315,232
1,000,000		Praxair, Inc	3.200	01/30/26	1,082,214
725,000		Praxair, Inc	1.100	08/10/30	675,409
625,000		Praxair, Inc	3.550	11/07/42	703,174
225,000		Praxair, Inc	2.000	08/10/50	193,156
300,000		Reliance Steel & Aluminum Co	4.500	04/15/23	314,994
500,000		Reliance Steel & Aluminum Co	1.300	08/15/25	498,262
500,000		Reliance Steel & Aluminum Co	2.150	08/15/30	488,835
58

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$414,000	Rio Tinto Alcan, Inc	6.125%	12/15/33	$576,563
3,250,000	Rio Tinto Finance USA Ltd	3.750	06/15/25	3,552,248
350,000	Rio Tinto Finance USA Ltd	5.200	11/02/40	465,997
1,400,000	Rio Tinto Finance USA plc	4.125	08/21/42	1,685,975
300,000	RPM International, Inc	3.450	11/15/22	307,346
100,000	RPM International, Inc	3.750	03/15/27	109,408
300,000	RPM International, Inc	4.550	03/01/29	342,757
100,000	RPM International, Inc	5.250	06/01/45	125,167
200,000	RPM International, Inc	4.250	01/15/48	222,772
200,000	Sherwin-Williams Co	3.450	08/01/25	217,224
200,000	Sherwin-Williams Co	3.950	01/15/26	221,426
925,000	Sherwin-Williams Co	3.450	06/01/27	1,015,747
500,000	Sherwin-Williams Co	2.950	08/15/29	531,122
500,000	Sherwin-Williams Co	2.300	05/15/30	504,705
200,000	Sherwin-Williams Co	4.000	12/15/42	229,032
900,000	Sherwin-Williams Co	4.500	06/01/47	1,090,966
900,000	Sherwin-Williams Co	3.800	08/15/49	1,009,463
500,000	Sherwin-Williams Co	3.300	05/15/50	517,734
750,000	Sonoco Products Co	3.125	05/01/30	799,263
300,000	Southern Copper Corp	3.875	04/23/25	324,600
100,000	Southern Copper Corp	7.500	07/27/35	143,000
1,180,000	Southern Copper Corp	6.750	04/16/40	1,642,560
1,500,000	Southern Copper Corp	5.875	04/23/45	2,028,000
250,000	Steel Dynamics, Inc	2.800	12/15/24	263,757
100,000	Steel Dynamics, Inc	2.400	06/15/25	104,077
1,000,000	Steel Dynamics, Inc	1.650	10/15/27	989,508
750,000	Steel Dynamics, Inc	3.450	04/15/30	806,548
100,000	Steel Dynamics, Inc	3.250	01/15/31	107,111
500,000	Steel Dynamics, Inc	3.250	10/15/50	493,918
1,900,000	Suzano Austria GmbH	6.000	01/15/29	2,229,650
1,000,000	Suzano Austria GmbH	3.750	01/15/31	1,027,250
1,500,000	Suzano Austria GmbH	3.125	01/15/32	1,448,625
1,675,000	Teck Resources Ltd	6.250	07/15/41	2,235,221
750,000	Vulcan Materials Co	4.500	04/01/25	829,139
100,000	Vulcan Materials Co	3.900	04/01/27	111,908
275,000	Vulcan Materials Co	3.500	06/01/30	301,895
475,000	Vulcan Materials Co	4.500	06/15/47	576,197
200,000	Vulcan Materials Co	4.700	03/01/48	246,199
200,000	Westlake Chemical Corp	0.875	08/15/24	200,267
500,000	Westlake Chemical Corp	3.600	08/15/26	548,974
1,000,000	Westlake Chemical Corp	3.375	06/15/30	1,078,050
500,000	Westlake Chemical Corp	2.875	08/15/41	478,196
500,000	Westlake Chemical Corp	5.000	08/15/46	617,373
200,000	Westlake Chemical Corp	4.375	11/15/47	227,953
500,000	Westlake Chemical Corp	3.125	08/15/51	471,687
500,000	Westlake Chemical Corp	3.375	08/15/61	470,249
500,000	WestRock RKT LLC	4.000	03/01/23	519,630
250,000	WRKCo, Inc	3.000	09/15/24	265,241
425,000	WRKCo, Inc	3.750	03/15/25	459,931
525,000	WRKCo, Inc	4.650	03/15/26	596,468
300,000	WRKCo, Inc	3.375	09/15/27	326,512
325,000	WRKCo, Inc	4.000	03/15/28	363,437
240,000	WRKCo, Inc	3.900	06/01/28	267,710
950,000	WRKCo, Inc	4.900	03/15/29	1,123,331
59

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$685,000		WRKCo, Inc	4.200%	06/01/32	$790,119
400,000		WRKCo, Inc	3.000	06/15/33	418,785
750,000	g	Yamana Gold, Inc	2.630	08/15/31	732,708
		TOTAL MATERIALS			151,387,414

MEDIA & ENTERTAINMENT - 1.3%
475,000		Activision Blizzard, Inc	3.400	09/15/26	517,347
300,000		Activision Blizzard, Inc	3.400	06/15/27	327,919
250,000		Activision Blizzard, Inc	1.350	09/15/30	231,699
300,000		Activision Blizzard, Inc	4.500	06/15/47	365,309
1,100,000		Activision Blizzard, Inc	2.500	09/15/50	952,447
550,000		Agree LP	2.000	06/15/28	545,314
150,000		Agree LP	2.900	10/01/30	154,958
1,000,000		Agree LP	2.600	06/15/33	989,025
875,000		Alphabet, Inc	3.375	02/25/24	935,193
675,000		Alphabet, Inc	0.450	08/15/25	666,696
1,250,000		Alphabet, Inc	1.998	08/15/26	1,306,400
1,000,000		Alphabet, Inc	0.800	08/15/27	979,664
850,000		Alphabet, Inc	1.100	08/15/30	802,995
1,000,000		Alphabet, Inc	1.900	08/15/40	897,852
2,800,000		Alphabet, Inc	2.050	08/15/50	2,445,424
1,100,000		Alphabet, Inc	2.250	08/15/60	961,107
1,000,000		American Assets Trust LP	3.375	02/01/31	1,035,886
3,000,000	e	Asian Infrastructure Investment Bank	0.500	10/30/24	2,988,906
2,000,000		AstraZeneca Finance LLC	1.200	05/28/26	2,000,505
2,000,000		AstraZeneca Finance LLC	1.750	05/28/28	2,011,632
225,000	e	AstraZeneca Finance LLC	2.250	05/28/31	228,535
700,000		Baidu, Inc	3.875	09/29/23	739,098
525,000		Baidu, Inc	4.375	05/14/24	567,827
200,000		Baidu, Inc	3.075	04/07/25	209,875
1,000,000		Baidu, Inc	1.720	04/09/26	1,002,620
535,000		Baidu, Inc	1.625	02/23/27	528,122
300,000		Baidu, Inc	3.625	07/06/27	326,669
500,000		Baidu, Inc	4.375	03/29/28	559,344
500,000		Baidu, Inc	4.875	11/14/28	578,775
300,000		Baidu, Inc	3.425	04/07/30	317,883
750,000	e	Baidu, Inc	2.375	10/09/30	734,009
1,000,000		Baidu, Inc	2.375	08/23/31	966,751
1,500,000	g	Blackstone Private Credit Fund	2.625	12/15/26	1,495,357
750,000		Blackstone Secured Lending Fund	3.650	07/14/23	783,495
750,000		Blackstone Secured Lending Fund	3.625	01/15/26	792,191
1,400,000		Blackstone Secured Lending Fund	2.750	09/16/26	1,429,289
1,000,000	g	Blackstone Secured Lending Fund	2.125	02/15/27	988,810
1,000,000	g	Blackstone Secured Lending Fund	2.850	09/30/28	993,230
1,000,000		Broadstone Net Lease LLC	2.600	09/15/31	987,870
1,000,000		Brookfield Finance I UK PLC	2.340	01/30/32	983,963
1,000,000	e	Brown University in Providence in the State of Rhode Island and Providence Plant	2.924	09/01/50	1,053,421
225,000		Charter Communications Operating LLC	4.500	02/01/24	243,429
3,650,000		Charter Communications Operating LLC	4.908	07/23/25	4,104,880
950,000		Charter Communications Operating LLC	3.750	02/15/28	1,040,395
2,750,000		Charter Communications Operating LLC	4.200	03/15/28	3,071,447
650,000	h	Charter Communications Operating LLC	2.250	01/15/29	649,488
60

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000		Charter Communications Operating LLC	2.800%	04/01/31	$2,004,518
1,500,000		Charter Communications Operating LLC	2.300	02/01/32	1,428,561
750,000		Charter Communications Operating LLC	6.384	10/23/35	986,173
1,500,000		Charter Communications Operating LLC	5.375	04/01/38	1,810,014
1,500,000		Charter Communications Operating LLC	3.500	06/01/41	1,472,918
1,000,000	h	Charter Communications Operating LLC	3.500	03/01/42	978,422
1,550,000		Charter Communications Operating LLC	6.484	10/23/45	2,107,349
1,400,000		Charter Communications Operating LLC	5.375	05/01/47	1,676,214
1,375,000		Charter Communications Operating LLC	5.750	04/01/48	1,737,028
1,600,000		Charter Communications Operating LLC	5.125	07/01/49	1,881,996
2,500,000		Charter Communications Operating LLC	4.800	03/01/50	2,805,513
2,500,000		Charter Communications Operating LLC	3.700	04/01/51	2,434,059
3,000,000		Charter Communications Operating LLC	3.900	06/01/52	2,988,222
2,000,000		Charter Communications Operating LLC	3.850	04/01/61	1,907,385
1,500,000		Charter Communications Operating LLC	4.400	12/01/61	1,559,940
1,000,000	h	Charter Communications Operating LLC	3.950	06/30/62	964,690
1,000,000		Children’s Health System of Texas	2.511	08/15/50	929,849
250,000		Comcast Cable Communications Holdings, Inc	9.455	11/15/22	275,499
325,000		Comcast Corp	3.600	03/01/24	348,540
2,025,000		Comcast Corp	3.700	04/15/24	2,177,912
850,000		Comcast Corp	3.375	02/15/25	915,061
2,500,000		Comcast Corp	3.100	04/01/25	2,674,841
350,000		Comcast Corp	3.375	08/15/25	379,156
1,550,000		Comcast Corp	3.950	10/15/25	1,719,438
1,950,000		Comcast Corp	3.150	03/01/26	2,107,174
1,025,000		Comcast Corp	2.350	01/15/27	1,075,083
1,450,000		Comcast Corp	3.300	02/01/27	1,582,405
900,000		Comcast Corp	3.150	02/15/28	976,901
2,675,000		Comcast Corp	4.150	10/15/28	3,076,342
5,000,000		Comcast Corp	3.400	04/01/30	5,506,689
3,300,000		Comcast Corp	4.250	10/15/30	3,843,919
1,950,000		Comcast Corp	1.950	01/15/31	1,913,613
3,850,000		Comcast Corp	1.500	02/15/31	3,654,672
1,925,000		Comcast Corp	4.250	01/15/33	2,250,264
150,000		Comcast Corp	7.050	03/15/33	217,249
200,000		Comcast Corp	4.200	08/15/34	234,454
500,000		Comcast Corp	4.400	08/15/35	592,549
36,000		Comcast Corp	6.500	11/15/35	51,668
3,475,000		Comcast Corp	3.200	07/15/36	3,701,099
3,150,000		Comcast Corp	3.900	03/01/38	3,576,952
1,000,000		Comcast Corp	3.250	11/01/39	1,055,798
3,800,000		Comcast Corp	3.750	04/01/40	4,269,391
1,275,000		Comcast Corp	3.400	07/15/46	1,352,166
631,000		Comcast Corp	3.969	11/01/47	720,485
1,500,000		Comcast Corp	4.000	03/01/48	1,716,148
1,407,000		Comcast Corp	3.999	11/01/49	1,629,544
2,525,000		Comcast Corp	3.450	02/01/50	2,677,774
425,000		Comcast Corp	2.800	01/15/51	402,279
2,237,000	g	Comcast Corp	2.887	11/01/51	2,145,681
1,050,000	e	Comcast Corp	2.450	08/15/52	926,573
4,708,000	g	Comcast Corp	2.937	11/01/56	4,447,110
850,000		Comcast Corp	2.650	08/15/62	753,196
6,758,000	g	Comcast Corp	2.987	11/01/63	6,332,880
485,000		Cottage Health Obligated Group	3.304	11/01/49	515,668
61

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$750,000		DH Europe Finance II Sarl	2.050%	11/15/22	$764,327
750,000		DH Europe Finance II Sarl	2.200	11/15/24	780,878
300,000		DH Europe Finance II Sarl	2.600	11/15/29	312,944
550,000		DH Europe Finance II Sarl	3.250	11/15/39	586,568
1,000,000		DH Europe Finance II Sarl	3.400	11/15/49	1,080,666
237,000		Discovery Communications LLC	2.950	03/20/23	245,180
300,000		Discovery Communications LLC	3.800	03/13/24	319,947
200,000		Discovery Communications LLC	3.900	11/15/24	216,494
350,000		Discovery Communications LLC	3.450	03/15/25	374,006
200,000		Discovery Communications LLC	3.950	06/15/25	218,223
500,000		Discovery Communications LLC	4.900	03/11/26	568,232
2,275,000		Discovery Communications LLC	3.950	03/20/28	2,519,530
1,000,000		Discovery Communications LLC	4.125	05/15/29	1,116,894
250,000		Discovery Communications LLC	3.625	05/15/30	271,129
1,400,000		Discovery Communications LLC	5.200	09/20/47	1,744,287
1,400,000		Discovery Communications LLC	5.300	05/15/49	1,748,918
500,000		Discovery Communications LLC	4.650	05/15/50	579,429
1,175,000		Discovery Communications LLC	4.000	09/15/55	1,228,696
1,000,000		Electronic Arts, Inc	1.850	02/15/31	967,072
1,000,000		Electronic Arts, Inc	2.950	02/15/51	960,463
700,000		Extra Space Storage LP	2.550	06/01/31	701,539
1,000,000		Extra Space Storage LP	2.350	03/15/32	976,900
500,000		Fox Corp	4.030	01/25/24	536,469
500,000		Fox Corp	3.050	04/07/25	532,158
2,250,000		Fox Corp	4.709	01/25/29	2,621,104
500,000		Fox Corp	3.500	04/08/30	545,382
1,500,000		Fox Corp	5.476	01/25/39	1,915,519
650,000		Fox Corp	5.576	01/25/49	875,308
500,000		GE Capital Funding LLC	3.450	05/15/25	539,275
500,000		GE Capital Funding LLC	4.050	05/15/27	561,372
3,500,000		GE Capital Funding LLC	4.400	05/15/30	4,055,519
3,000,000		GE Capital Funding LLC	4.550	05/15/32	3,552,648
550,000		Grupo Televisa SAB	6.625	03/18/25	641,048
200,000		Grupo Televisa SAB	4.625	01/30/26	220,584
1,100,000		Grupo Televisa SAB	5.000	05/13/45	1,317,140
700,000		Grupo Televisa SAB	6.125	01/31/46	961,644
500,000	e	Grupo Televisa SAB	5.250	05/24/49	632,250
100,000		Interpublic Group of Cos, Inc	4.200	04/15/24	107,947
350,000		Interpublic Group of Cos, Inc	4.650	10/01/28	407,820
500,000		Interpublic Group of Cos, Inc	4.750	03/30/30	588,972
1,000,000		Interpublic Group of Cos, Inc	2.400	03/01/31	1,003,769
1,000,000		Interpublic Group of Cos, Inc	3.375	03/01/41	1,049,335
400,000		Interpublic Group of Cos, Inc	5.400	10/01/48	538,486
445,000		Iowa Health System	3.665	02/15/50	497,358
135,000		MedStar Health, Inc	3.626	08/15/49	148,567
870,000		NBC Universal Media LLC	4.450	01/15/43	1,049,153
1,000,000		Northwestern Memorial Healthcare Obligated Group	2.633	07/15/51	952,200
1,000,000		Ochsner LSU Health System of North Louisiana	2.510	05/15/31	979,599
425,000		Omnicom Group, Inc	3.650	11/01/24	458,744
1,050,000		Omnicom Group, Inc	3.600	04/15/26	1,148,798
750,000		Omnicom Group, Inc	2.450	04/30/30	759,065
325,000		Omnicom Group, Inc	4.200	06/01/30	371,591
700,000		Omnicom Group, Inc	2.600	08/01/31	711,729
62

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	e	Owl Rock Technology Finance Corp	2.500%	01/15/27	$1,003,876
1,000,000		Phillips Edison Grocery Center Operating Partnership I LP	2.625	11/15/31	988,750
1,000,000		Rayonier LP	2.750	05/17/31	995,373
1,000,000		Rexford Industrial Realty LP	2.125	12/01/30	968,714
500,000		Rexford Industrial Realty LP	2.150	09/01/31	481,854
1,000,000		Safehold Operating Partnership LP	2.800	06/15/31	1,002,750
750,000		Schlumberger Finance Canada Ltd	1.400	09/17/25	757,981
500,000		Spectrum Health System Obligated Group	3.487	07/15/49	558,961
1,000,000		STERIS Irish FinCo UnLtd Co	2.700	03/15/31	1,023,397
1,000,000		STERIS Irish FinCo UnLtd Co	3.750	03/15/51	1,079,324
500,000		Sun Communities Operating LP	2.300	11/01/28	500,928
500,000		Tencent Music Entertainment Group	1.375	09/03/25	488,955
750,000	e	Tencent Music Entertainment Group	2.000	09/03/30	706,209
1,075,000		Time Warner Cable LLC	6.550	05/01/37	1,450,481
400,000		Time Warner Cable LLC	7.300	07/01/38	573,809
500,000		Time Warner Cable LLC	6.750	06/15/39	684,343
890,000		Time Warner Cable LLC	5.875	11/15/40	1,122,647
475,000		Time Warner Cable LLC	5.500	09/01/41	582,156
2,875,000		Time Warner Cable LLC	4.500	09/15/42	3,146,231
325,000		Time Warner Entertainment Co LP	8.375	03/15/23	361,023
300,000		Time Warner Entertainment Co LP	8.375	07/15/33	445,533
200,000		Toledo Hospital	5.325	11/15/28	227,232
450,000		Toledo Hospital	5.750	11/15/38	538,544
200,000		Toledo Hospital	6.015	11/15/48	239,609
2,248,000		ViacomCBS, Inc	3.875	04/01/24	2,398,687
200,000		ViacomCBS, Inc	3.700	08/15/24	214,617
300,000		ViacomCBS, Inc	3.500	01/15/25	321,193
800,000		ViacomCBS, Inc	4.000	01/15/26	884,248
650,000		ViacomCBS, Inc	2.900	01/15/27	690,546
200,000		ViacomCBS, Inc	3.375	02/15/28	218,371
1,300,000		ViacomCBS, Inc	3.700	06/01/28	1,440,973
500,000		ViacomCBS, Inc	4.200	06/01/29	569,703
500,000		ViacomCBS, Inc	7.875	07/30/30	704,867
500,000		ViacomCBS, Inc	4.950	01/15/31	597,326
1,500,000	e	ViacomCBS, Inc	4.200	05/19/32	1,715,811
150,000		ViacomCBS, Inc	6.875	04/30/36	214,356
200,000		ViacomCBS, Inc	4.850	07/01/42	240,333
2,179,000		ViacomCBS, Inc	4.375	03/15/43	2,492,689
625,000		ViacomCBS, Inc	5.850	09/01/43	851,736
200,000		ViacomCBS, Inc	4.900	08/15/44	244,831
800,000		ViacomCBS, Inc	4.600	01/15/45	958,370
1,000,000	e	ViacomCBS, Inc	4.950	05/19/50	1,251,968
750,000		Walt Disney Co	1.750	08/30/24	773,250
1,000,000		Walt Disney Co	3.350	03/24/25	1,079,787
875,000		Walt Disney Co	3.150	09/17/25	945,665
700,000		Walt Disney Co	3.700	10/15/25	767,209
8,000,000		Walt Disney Co	1.750	01/13/26	8,208,231
500,000		Walt Disney Co	3.000	02/13/26	539,911
475,000		Walt Disney Co	1.850	07/30/26	488,439
1,500,000	e	Walt Disney Co	2.950	06/15/27	1,637,336
3,000,000		Walt Disney Co	2.200	01/13/28	3,100,403
425,000		Walt Disney Co	2.000	09/01/29	428,825
500,000		Walt Disney Co	3.800	03/22/30	568,273
63

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	Walt Disney Co	2.650%	01/13/31	$1,043,847
229,000	Walt Disney Co	6.400	12/15/35	334,244
325,000	Walt Disney Co	6.650	11/15/37	484,766
1,000,000	Walt Disney Co	3.500	05/13/40	1,104,013
1,425,000	Walt Disney Co	6.150	02/15/41	2,090,577
100,000	Walt Disney Co	4.375	08/16/41	121,489
200,000	Walt Disney Co	3.700	12/01/42	226,162
225,000	Walt Disney Co	5.400	10/01/43	309,649
1,275,000	Walt Disney Co	4.125	06/01/44	1,529,477
500,000	Walt Disney Co	4.750	09/15/44	643,387
300,000	Walt Disney Co	4.950	10/15/45	397,330
100,000	Walt Disney Co	3.000	07/30/46	101,447
700,000	Walt Disney Co	4.750	11/15/46	914,771
1,600,000	Walt Disney Co	2.750	09/01/49	1,536,289
3,625,000	Walt Disney Co	4.700	03/23/50	4,752,851
2,000,000	Walt Disney Co	3.600	01/13/51	2,227,831
1,000,000	Walt Disney Co	3.800	05/13/60	1,155,443
375,000	Weibo Corp	3.500	07/05/24	390,645
900,000	Weibo Corp	3.375	07/08/30	898,677
1,500,000	WPP Finance 2010	3.750	09/19/24	1,627,616
	TOTAL MEDIA & ENTERTAINMENT			272,892,095

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
175,000	AbbVie, Inc	3.250	10/01/22	178,842
2,275,000	AbbVie, Inc	3.200	11/06/22	2,334,266
850,000	AbbVie, Inc	2.850	05/14/23	879,360
1,850,000	AbbVie, Inc	3.750	11/14/23	1,970,959
2,350,000	AbbVie, Inc	3.800	03/15/25	2,551,754
1,575,000	AbbVie, Inc	3.600	05/14/25	1,703,755
4,150,000	AbbVie, Inc	3.200	05/14/26	4,477,425
1,000,000	AbbVie, Inc	2.950	11/21/26	1,071,146
675,000	AbbVie, Inc	4.250	11/14/28	777,547
6,750,000	AbbVie, Inc	3.200	11/21/29	7,273,200
2,250,000	AbbVie, Inc	4.550	03/15/35	2,696,424
1,925,000	AbbVie, Inc	4.500	05/14/35	2,301,068
675,000	AbbVie, Inc	4.300	05/14/36	791,521
3,300,000	AbbVie, Inc	4.050	11/21/39	3,792,388
2,175,000	AbbVie, Inc	4.400	11/06/42	2,598,215
1,625,000	AbbVie, Inc	4.850	06/15/44	2,044,441
1,310,000	AbbVie, Inc	4.750	03/15/45	1,635,878
925,000	AbbVie, Inc	4.700	05/14/45	1,141,189
1,350,000	AbbVie, Inc	4.450	05/14/46	1,626,806
1,150,000	AbbVie, Inc	4.875	11/14/48	1,475,223
4,975,000	AbbVie, Inc	4.250	11/21/49	5,892,653
400,000	Agilent Technologies, Inc	3.875	07/15/23	421,864
200,000	Agilent Technologies, Inc	3.050	09/22/26	214,463
500,000	Agilent Technologies, Inc	2.750	09/15/29	521,733
1,000,000	Agilent Technologies, Inc	2.100	06/04/30	989,913
1,000,000	Agilent Technologies, Inc	2.300	03/12/31	1,001,018
2,475,000	Amgen, Inc	2.250	08/19/23	2,551,931
950,000	Amgen, Inc	3.625	05/22/24	1,017,986
775,000	Amgen, Inc	3.125	05/01/25	827,702
64

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,225,000		Amgen, Inc	2.600%	08/19/26	$1,295,865
3,250,000		Amgen, Inc	2.200	02/21/27	3,362,695
775,000		Amgen, Inc	3.200	11/02/27	842,774
1,500,000		Amgen, Inc	1.650	08/15/28	1,475,010
1,000,000		Amgen, Inc	2.450	02/21/30	1,021,290
500,000	e	Amgen, Inc	2.300	02/25/31	501,518
800,000		Amgen, Inc	2.000	01/15/32	769,338
1,325,000		Amgen, Inc	3.150	02/21/40	1,337,469
1,500,000		Amgen, Inc	2.800	08/15/41	1,449,387
126,000		Amgen, Inc	5.150	11/15/41	160,931
2,675,000		Amgen, Inc	4.400	05/01/45	3,199,778
2,128,000		Amgen, Inc	4.563	06/15/48	2,633,685
2,575,000		Amgen, Inc	3.375	02/21/50	2,644,240
2,447,000		Amgen, Inc	4.663	06/15/51	3,087,402
1,000,000		Amgen, Inc	3.000	01/15/52	959,319
172,000		Amgen, Inc	2.770	09/01/53	159,143
475,000		AstraZeneca plc	3.500	08/17/23	501,953
350,000		AstraZeneca plc	3.375	11/16/25	381,878
1,000,000		AstraZeneca plc	0.700	04/08/26	979,008
950,000		AstraZeneca plc	3.125	06/12/27	1,034,505
1,700,000		AstraZeneca plc	4.000	01/17/29	1,942,284
1,000,000		AstraZeneca plc	1.375	08/06/30	951,621
1,900,000		AstraZeneca plc	6.450	09/15/37	2,815,227
625,000		AstraZeneca plc	4.000	09/18/42	742,043
500,000		AstraZeneca plc	4.375	11/16/45	633,751
750,000		AstraZeneca plc	4.375	08/17/48	951,977
600,000		AstraZeneca plc	2.125	08/06/50	517,461
1,500,000	e	AstraZeneca plc	3.000	05/28/51	1,547,211
449,000		Baxalta, Inc	4.000	06/23/25	491,250
149,000		Baxalta, Inc	5.250	06/23/45	198,891
875,000		Biogen, Inc	4.050	09/15/25	965,540
300,000		Biogen, Inc	2.250	05/01/30	298,390
1,375,000		Biogen, Inc	3.150	05/01/50	1,310,561
1,346,000	g	Biogen, Inc	3.250	02/15/51	1,323,252
600,000		Bristol-Myers Squibb Co	2.750	02/15/23	618,809
1,684,000		Bristol-Myers Squibb Co	3.250	02/20/23	1,747,945
200,000		Bristol-Myers Squibb Co	3.250	11/01/23	212,089
1,000,000		Bristol-Myers Squibb Co	0.537	11/13/23	1,000,183
5,350,000		Bristol-Myers Squibb Co	2.900	07/26/24	5,680,309
600,000		Bristol-Myers Squibb Co	3.875	08/15/25	661,646
1,000,000		Bristol-Myers Squibb Co	0.750	11/13/25	990,861
500,000		Bristol-Myers Squibb Co	3.250	02/27/27	550,385
1,000,000		Bristol-Myers Squibb Co	1.125	11/13/27	991,216
1,275,000		Bristol-Myers Squibb Co	3.900	02/20/28	1,441,472
2,825,000		Bristol-Myers Squibb Co	3.400	07/26/29	3,131,034
1,150,000		Bristol-Myers Squibb Co	1.450	11/13/30	1,102,646
700,000		Bristol-Myers Squibb Co	4.125	06/15/39	840,699
125,000		Bristol-Myers Squibb Co	2.350	11/13/40	118,940
650,000		Bristol-Myers Squibb Co	3.250	08/01/42	700,020
200,000		Bristol-Myers Squibb Co	4.500	03/01/44	251,034
3,200,000		Bristol-Myers Squibb Co	5.000	08/15/45	4,302,076
500,000		Bristol-Myers Squibb Co	4.350	11/15/47	627,331
2,300,000		Bristol-Myers Squibb Co	4.550	02/20/48	2,950,381
2,400,000		Bristol-Myers Squibb Co	4.250	10/26/49	2,976,902
65

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,500,000	Bristol-Myers Squibb Co	2.550%	11/13/50	$1,408,430
975,000	Eli Lilly & Co	2.750	06/01/25	1,031,810
950,000	Eli Lilly & Co	3.100	05/15/27	1,031,969
1,300,000	Eli Lilly & Co	2.250	05/15/50	1,175,196
750,000	Eli Lilly & Co	2.500	09/15/60	685,649
500,000	Gilead Sciences, Inc	2.500	09/01/23	518,163
850,000	Gilead Sciences, Inc	0.750	09/29/23	850,041
800,000	Gilead Sciences, Inc	3.700	04/01/24	854,767
575,000	Gilead Sciences, Inc	3.500	02/01/25	618,743
1,125,000	Gilead Sciences, Inc	3.650	03/01/26	1,232,997
525,000	Gilead Sciences, Inc	2.950	03/01/27	564,246
325,000	Gilead Sciences, Inc	1.200	10/01/27	318,130
5,815,000	Gilead Sciences, Inc	1.650	10/01/30	5,583,469
450,000	Gilead Sciences, Inc	4.600	09/01/35	545,653
1,300,000	Gilead Sciences, Inc	4.000	09/01/36	1,495,067
325,000	Gilead Sciences, Inc	2.600	10/01/40	309,419
250,000	Gilead Sciences, Inc	5.650	12/01/41	345,686
1,025,000	Gilead Sciences, Inc	4.800	04/01/44	1,289,984
950,000	Gilead Sciences, Inc	4.500	02/01/45	1,150,632
925,000	Gilead Sciences, Inc	4.750	03/01/46	1,163,169
1,525,000	Gilead Sciences, Inc	4.150	03/01/47	1,784,355
2,600,000	Gilead Sciences, Inc	2.800	10/01/50	2,451,006
1,550,000	GlaxoSmithKline Capital plc	0.534	10/01/23	1,552,471
2,900,000	GlaxoSmithKline Capital plc	3.375	06/01/29	3,194,243
900,000	GlaxoSmithKline Capital, Inc	2.800	03/18/23	932,844
950,000	GlaxoSmithKline Capital, Inc	3.625	05/15/25	1,037,305
925,000	GlaxoSmithKline Capital, Inc	3.875	05/15/28	1,047,119
350,000	GlaxoSmithKline Capital, Inc	5.375	04/15/34	465,417
1,243,000	GlaxoSmithKline Capital, Inc	6.375	05/15/38	1,833,788
850,000	GlaxoSmithKline Capital, Inc	4.200	03/18/43	1,033,420
1,500,000	Illumina, Inc	2.550	03/23/31	1,513,883
300,000	Johnson & Johnson	2.050	03/01/23	306,958
950,000	Johnson & Johnson	3.375	12/05/23	1,016,819
2,000,000	Johnson & Johnson	0.550	09/01/25	1,982,781
1,000,000	Johnson & Johnson	2.450	03/01/26	1,064,732
2,000,000	Johnson & Johnson	0.950	09/01/27	1,960,200
2,000,000	Johnson & Johnson	1.300	09/01/30	1,928,147
1,000,000	Johnson & Johnson	4.375	12/05/33	1,230,141
250,000	Johnson & Johnson	3.550	03/01/36	288,115
450,000	Johnson & Johnson	3.625	03/03/37	518,833
250,000	Johnson & Johnson	5.950	08/15/37	362,570
675,000	Johnson & Johnson	3.400	01/15/38	758,082
375,000	Johnson & Johnson	5.850	07/15/38	544,170
1,000,000	Johnson & Johnson	2.100	09/01/40	940,213
300,000	Johnson & Johnson	4.500	12/05/43	389,732
1,200,000	Johnson & Johnson	3.700	03/01/46	1,409,141
1,625,000	Johnson & Johnson	3.750	03/03/47	1,932,514
2,100,000	Johnson & Johnson	3.500	01/15/48	2,438,454
500,000	Johnson & Johnson	2.250	09/01/50	462,301
1,000,000	Johnson & Johnson	2.450	09/01/60	932,806
1,300,000	Merck & Co, Inc	2.800	05/18/23	1,351,173
1,450,000	Merck & Co, Inc	2.750	02/10/25	1,535,143
2,875,000	Merck & Co, Inc	0.750	02/24/26	2,836,369
66

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$3,175,000	Merck & Co, Inc	1.450%	06/24/30	$3,066,679
1,475,000	Merck & Co, Inc	3.900	03/07/39	1,721,274
425,000	Merck & Co, Inc	2.350	06/24/40	404,540
100,000	Merck & Co, Inc	3.600	09/15/42	113,244
925,000	Merck & Co, Inc	4.150	05/18/43	1,124,290
1,825,000	Merck & Co, Inc	3.700	02/10/45	2,097,832
1,600,000	Merck & Co, Inc	4.000	03/07/49	1,925,283
375,000	Merck & Co, Inc	2.450	06/24/50	349,256
2,800,000	Mylan NV	3.950	06/15/26	3,084,476
750,000	Mylan NV	5.250	06/15/46	917,374
500,000	Mylan, Inc	4.550	04/15/28	570,693
700,000	Mylan, Inc	5.200	04/15/48	861,779
2,300,000	Novartis Capital Corp	3.400	05/06/24	2,467,119
725,000	Novartis Capital Corp	3.000	11/20/25	782,976
3,500,000	Novartis Capital Corp	2.000	02/14/27	3,617,568
1,300,000	Novartis Capital Corp	3.100	05/17/27	1,414,620
1,000,000	Novartis Capital Corp	2.200	08/14/30	1,025,274
400,000	Novartis Capital Corp	3.700	09/21/42	463,834
1,025,000	Novartis Capital Corp	4.400	05/06/44	1,306,809
1,000,000	Novartis Capital Corp	4.000	11/20/45	1,207,107
750,000	Novartis Capital Corp	2.750	08/14/50	754,765
500,000	PerkinElmer, Inc	3.300	09/15/29	539,070
1,000,000	PerkinElmer, Inc	2.550	03/15/31	1,013,478
1,000,000	PerkinElmer, Inc	3.625	03/15/51	1,074,944
1,075,000	Pfizer, Inc	3.000	06/15/23	1,122,873
1,175,000	Pfizer, Inc	3.400	05/15/24	1,260,565
3,000,000	Pfizer, Inc	0.800	05/28/25	2,989,074
350,000	Pfizer, Inc	2.750	06/03/26	376,800
2,850,000	Pfizer, Inc	3.000	12/15/26	3,115,643
950,000	Pfizer, Inc	3.600	09/15/28	1,069,032
1,550,000	Pfizer, Inc	3.450	03/15/29	1,724,977
3,000,000	Pfizer, Inc	1.750	08/18/31	2,931,885
425,000	Pfizer, Inc	4.000	12/15/36	504,755
500,000	Pfizer, Inc	4.100	09/15/38	597,684
875,000	Pfizer, Inc	3.900	03/15/39	1,023,957
350,000	Pfizer, Inc	7.200	03/15/39	560,920
1,250,000	Pfizer, Inc	2.550	05/28/40	1,241,539
625,000	Pfizer, Inc	4.300	06/15/43	762,912
1,100,000	Pfizer, Inc	4.400	05/15/44	1,370,800
1,875,000	Pfizer, Inc	4.125	12/15/46	2,281,818
1,200,000	Pfizer, Inc	4.200	09/15/48	1,492,287
2,100,000	Pfizer, Inc	4.000	03/15/49	2,540,693
1,000,000	Pfizer, Inc	2.700	05/28/50	983,660
1,000,000	Regeneron Pharmaceuticals, Inc	1.750	09/15/30	951,327
500,000	Regeneron Pharmaceuticals, Inc	2.800	09/15/50	461,624
1,000,000	Royalty Pharma plc	0.750	09/02/23	1,003,267
1,000,000	Royalty Pharma plc	1.200	09/02/25	993,517
1,000,000	Royalty Pharma plc	1.750	09/02/27	995,675
375,000	Royalty Pharma plc	2.200	09/02/30	366,584
1,000,000	Royalty Pharma plc	2.150	09/02/31	962,933
1,000,000	Royalty Pharma plc	3.300	09/02/40	996,851
1,000,000	Royalty Pharma plc	3.550	09/02/50	982,329
1,000,000	Royalty Pharma plc	3.350	09/02/51	947,446
1,750,000	Sanofi	3.375	06/19/23	1,837,266
67

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Sanofi	3.625%	06/19/28	$569,070
1,000,000		Takeda Pharmaceutical Co Ltd	4.400	11/26/23	1,077,597
2,100,000		Takeda Pharmaceutical Co Ltd	5.000	11/26/28	2,508,892
700,000		Takeda Pharmaceutical Co Ltd	2.050	03/31/30	689,021
2,050,000		Takeda Pharmaceutical Co Ltd	3.025	07/09/40	2,081,369
1,150,000		Takeda Pharmaceutical Co Ltd	3.175	07/09/50	1,165,384
1,000,000	e	Takeda Pharmaceutical Co Ltd	3.375	07/09/60	1,043,791
150,000		Thermo Fisher Scientific, Inc	3.650	12/15/25	164,068
975,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	1,048,219
2,150,000		Thermo Fisher Scientific, Inc	3.200	08/15/27	2,341,219
1,000,000		Thermo Fisher Scientific, Inc	1.750	10/15/28	996,570
1,500,000		Thermo Fisher Scientific, Inc	2.600	10/01/29	1,565,686
275,000		Thermo Fisher Scientific, Inc	2.000	10/15/31	269,046
1,500,000		Thermo Fisher Scientific, Inc	2.800	10/15/41	1,496,179
200,000		Thermo Fisher Scientific, Inc	5.300	02/01/44	275,278
200,000		Thermo Fisher Scientific, Inc	4.100	08/15/47	242,531
1,000,000	g	Viatris, Inc	1.650	06/22/25	1,010,007
400,000	g	Viatris, Inc	2.300	06/22/27	408,432
375,000	g	Viatris, Inc	2.700	06/22/30	379,087
600,000	g	Viatris, Inc	3.850	06/22/40	643,499
1,950,000	g	Viatris, Inc	4.000	06/22/50	2,072,581
1,000,000		Wyeth LLC	6.450	02/01/24	1,133,460
150,000		Wyeth LLC	6.500	02/01/34	214,531
275,000		Wyeth LLC	5.950	04/01/37	387,067
1,000,000		Zoetis, Inc	3.250	02/01/23	1,030,546
300,000		Zoetis, Inc	4.500	11/13/25	337,675
425,000		Zoetis, Inc	3.000	09/12/27	457,583
500,000		Zoetis, Inc	3.900	08/20/28	561,858
900,000		Zoetis, Inc	4.700	02/01/43	1,145,077
650,000		Zoetis, Inc	3.950	09/12/47	755,541
200,000		Zoetis, Inc	4.450	08/20/48	251,287
375,000		Zoetis, Inc	3.000	05/15/50	377,661
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			294,406,549

REAL ESTATE - 1.1%
100,000		Alexandria Real Estate Equities, Inc	3.450	04/30/25	108,071
200,000		Alexandria Real Estate Equities, Inc	4.300	01/15/26	221,713
500,000		Alexandria Real Estate Equities, Inc	3.800	04/15/26	551,213
200,000		Alexandria Real Estate Equities, Inc	4.500	07/30/29	232,227
425,000		Alexandria Real Estate Equities, Inc	2.750	12/15/29	441,460
100,000		Alexandria Real Estate Equities, Inc	4.700	07/01/30	118,428
275,000		Alexandria Real Estate Equities, Inc	3.375	08/15/31	299,297
1,500,000		Alexandria Real Estate Equities, Inc	2.000	05/18/32	1,454,066
450,000		Alexandria Real Estate Equities, Inc	1.875	02/01/33	423,434
500,000		Alexandria Real Estate Equities, Inc	4.850	04/15/49	642,068
700,000		Alexandria Real Estate Equities, Inc	4.000	02/01/50	810,299
1,000,000		Alexandria Real Estate Equities, Inc	3.000	05/18/51	972,898
100,000		American Campus Communities Operating Partnership LP	3.750	04/15/23	104,098
500,000		American Campus Communities Operating Partnership LP	3.300	07/15/26	535,272
200,000		American Campus Communities Operating Partnership LP	3.625	11/15/27	218,351
68

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	American Campus Communities Operating Partnership LP	2.850%	02/01/30	$513,646
500,000	American Homes 4 Rent LP	4.900	02/15/29	584,967
250,000	American Homes 4 Rent LP	2.375	07/15/31	247,646
250,000	American Homes 4 Rent LP	3.375	07/15/51	253,483
800,000	American Tower Corp	3.500	01/31/23	832,733
1,500,000	American Tower Corp	0.600	01/15/24	1,497,019
450,000	American Tower Corp	5.000	02/15/24	494,409
350,000	American Tower Corp	3.375	05/15/24	372,875
750,000	American Tower Corp	2.400	03/15/25	779,810
525,000	American Tower Corp	4.000	06/01/25	572,927
1,350,000	American Tower Corp	1.300	09/15/25	1,350,266
200,000	American Tower Corp	4.400	02/15/26	223,419
1,000,000	American Tower Corp	1.600	04/15/26	1,004,084
425,000	American Tower Corp	3.375	10/15/26	459,894
750,000	American Tower Corp	2.750	01/15/27	787,488
500,000	American Tower Corp	3.125	01/15/27	532,859
150,000	American Tower Corp	3.550	07/15/27	163,455
500,000	American Tower Corp	3.600	01/15/28	544,364
875,000	American Tower Corp	1.500	01/31/28	847,569
350,000	American Tower Corp	3.950	03/15/29	389,103
750,000	American Tower Corp	2.900	01/15/30	780,801
750,000	American Tower Corp	2.100	06/15/30	733,931
725,000	American Tower Corp	1.875	10/15/30	696,263
1,000,000	American Tower Corp	2.700	04/15/31	1,022,535
1,350,000	American Tower Corp	3.700	10/15/49	1,459,864
425,000	American Tower Corp	3.100	06/15/50	416,019
1,275,000	American Tower Corp	2.950	01/15/51	1,202,458
200,000	AvalonBay Communities, Inc	3.500	11/15/24	215,455
200,000	AvalonBay Communities, Inc	2.950	05/11/26	214,053
100,000	AvalonBay Communities, Inc	2.900	10/15/26	107,198
1,200,000	AvalonBay Communities, Inc	3.350	05/15/27	1,318,389
200,000	AvalonBay Communities, Inc	3.200	01/15/28	215,938
750,000	AvalonBay Communities, Inc	3.300	06/01/29	818,115
750,000	AvalonBay Communities, Inc	2.300	03/01/30	761,390
800,000	AvalonBay Communities, Inc	2.050	01/15/32	788,720
400,000	AvalonBay Communities, Inc	4.150	07/01/47	485,976
200,000	AvalonBay Communities, Inc	4.350	04/15/48	251,022
275,000	Boston Properties LP	3.850	02/01/23	285,158
425,000	Boston Properties LP	3.125	09/01/23	443,077
200,000	Boston Properties LP	3.800	02/01/24	212,510
1,500,000	Boston Properties LP	3.200	01/15/25	1,592,616
275,000	Boston Properties LP	3.650	02/01/26	299,794
700,000	Boston Properties LP	2.750	10/01/26	738,420
550,000	Boston Properties LP	4.500	12/01/28	633,359
550,000	Boston Properties LP	3.400	06/21/29	595,801
750,000	Boston Properties LP	2.900	03/15/30	777,719
1,000,000	Boston Properties LP	3.250	01/30/31	1,062,391
2,000,000	Boston Properties LP	2.550	04/01/32	1,997,154
1,000,000	Boston Properties LP	2.450	10/01/33	973,225
100,000	Brandywine Operating Partnership LP	3.950	02/15/23	103,732
500,000	Brandywine Operating Partnership LP	4.100	10/01/24	538,772
100,000	Brandywine Operating Partnership LP	3.950	11/15/27	108,786
500,000	Brandywine Operating Partnership LP	4.550	10/01/29	558,546
69

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$900,000	Brixmor Operating Partnership LP	3.650%	06/15/24	$960,414
200,000	Brixmor Operating Partnership LP	3.850	02/01/25	216,200
225,000	Brixmor Operating Partnership LP	4.125	06/15/26	249,193
300,000	Brixmor Operating Partnership LP	3.900	03/15/27	329,149
100,000	Brixmor Operating Partnership LP	2.250	04/01/28	100,852
600,000	Brixmor Operating Partnership LP	4.125	05/15/29	673,978
940,000	Brixmor Operating Partnership LP	4.050	07/01/30	1,049,647
100,000	Brixmor Operating Partnership LP	2.500	08/16/31	98,527
200,000	Camden Property Trust	2.950	12/15/22	204,570
100,000	Camden Property Trust	4.100	10/15/28	114,718
325,000	Camden Property Trust	3.150	07/01/29	351,055
100,000	Camden Property Trust	2.800	05/15/30	105,541
500,000	Camden Property Trust	3.350	11/01/49	543,502
500,000	CBRE Services, Inc	4.875	03/01/26	570,207
1,000,000	CBRE Services, Inc	2.500	04/01/31	1,007,100
1,225,000	CC Holdings GS V LLC	3.849	04/15/23	1,285,850
400,000	Columbia Property Trust Operating Partnership LP	3.650	08/15/26	423,086
300,000	Corporate Office Properties LP	5.000	07/01/25	334,430
1,000,000	Corporate Office Properties LP	2.250	03/15/26	1,024,508
1,000,000	Corporate Office Properties LP	2.000	01/15/29	979,701
175,000	Corporate Office Properties LP	2.750	04/15/31	176,775
1,375,000	Crown Castle International Corp	3.150	07/15/23	1,435,504
500,000	Crown Castle International Corp	3.200	09/01/24	532,098
1,000,000	Crown Castle International Corp	1.350	07/15/25	1,004,719
975,000	Crown Castle International Corp	4.450	02/15/26	1,091,863
250,000	Crown Castle International Corp	3.700	06/15/26	272,879
1,500,000	Crown Castle International Corp	1.050	07/15/26	1,468,034
100,000	Crown Castle International Corp	4.000	03/01/27	111,218
525,000	Crown Castle International Corp	3.650	09/01/27	577,223
775,000	Crown Castle International Corp	3.800	02/15/28	852,250
300,000	Crown Castle International Corp	4.300	02/15/29	340,455
500,000	Crown Castle International Corp	3.100	11/15/29	525,306
275,000	Crown Castle International Corp	3.300	07/01/30	293,080
1,050,000	Crown Castle International Corp	2.250	01/15/31	1,026,128
1,500,000	Crown Castle International Corp	2.100	04/01/31	1,444,027
1,000,000	Crown Castle International Corp	2.500	07/15/31	999,189
1,000,000	Crown Castle International Corp	2.900	04/01/41	963,916
200,000	Crown Castle International Corp	4.750	05/15/47	244,567
300,000	Crown Castle International Corp	5.200	02/15/49	385,743
500,000	Crown Castle International Corp	4.000	11/15/49	551,987
200,000	Crown Castle International Corp	4.150	07/01/50	227,068
875,000	Crown Castle International Corp	3.250	01/15/51	863,592
100,000	CubeSmart LP	4.375	12/15/23	107,127
200,000	CubeSmart LP	3.125	09/01/26	212,759
100,000	CubeSmart LP	4.375	02/15/29	113,870
250,000	CubeSmart LP	3.000	02/15/30	263,016
450,000	CubeSmart LP	2.000	02/15/31	437,594
250,000	CyrusOne LP	2.900	11/15/24	261,995
750,000	CyrusOne LP	3.450	11/15/29	781,125
200,000	Digital Realty Trust LP	4.750	10/01/25	225,174
475,000	Digital Realty Trust LP	3.700	08/15/27	527,993
300,000	Digital Realty Trust LP	4.450	07/15/28	344,005
1,000,000	Digital Realty Trust LP	3.600	07/01/29	1,094,079
70

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Duke Realty LP	3.750%	12/01/24	$107,911
100,000		Duke Realty LP	3.250	06/30/26	107,741
1,000,000		Duke Realty LP	3.375	12/15/27	1,089,829
100,000		Duke Realty LP	4.000	09/15/28	113,071
225,000		Duke Realty LP	2.875	11/15/29	237,054
200,000		Duke Realty LP	1.750	07/01/30	191,833
1,000,000		Duke Realty LP	1.750	02/01/31	952,845
500,000		Duke Realty LP	3.050	03/01/50	492,314
1,000,000		Equinix, Inc	2.625	11/18/24	1,047,237
1,000,000		Equinix, Inc	1.250	07/15/25	995,939
525,000		Equinix, Inc	1.000	09/15/25	517,790
2,000,000		Equinix, Inc	1.450	05/15/26	1,995,234
650,000		Equinix, Inc	2.900	11/18/26	689,317
200,000		Equinix, Inc	1.800	07/15/27	200,962
800,000		Equinix, Inc	1.550	03/15/28	782,093
2,000,000		Equinix, Inc	2.000	05/15/28	1,994,788
1,000,000		Equinix, Inc	3.200	11/18/29	1,060,935
175,000		Equinix, Inc	2.150	07/15/30	171,620
2,000,000		Equinix, Inc	2.500	05/15/31	2,013,610
500,000		Equinix, Inc	3.000	07/15/50	474,215
1,000,000		Equinix, Inc	2.950	09/15/51	938,920
1,500,000	e	Equinix, Inc	3.400	02/15/52	1,525,383
700,000		ERP Operating LP	3.375	06/01/25	752,062
200,000		ERP Operating LP	2.850	11/01/26	212,654
1,150,000		ERP Operating LP	3.250	08/01/27	1,251,751
500,000		ERP Operating LP	3.500	03/01/28	548,998
200,000		ERP Operating LP	4.150	12/01/28	228,025
750,000		ERP Operating LP	3.000	07/01/29	800,386
300,000		ERP Operating LP	2.500	02/15/30	309,143
500,000		ERP Operating LP	1.850	08/01/31	482,625
425,000		ERP Operating LP	4.500	07/01/44	532,290
100,000		ERP Operating LP	4.000	08/01/47	118,035
650,000		Essential Properties LP	2.950	07/15/31	653,395
100,000		Essex Portfolio LP	3.250	05/01/23	103,649
400,000		Essex Portfolio LP	3.500	04/01/25	430,566
100,000		Essex Portfolio LP	3.375	04/15/26	107,870
200,000		Essex Portfolio LP	3.625	05/01/27	219,096
1,000,000		Essex Portfolio LP	1.700	03/01/28	980,699
900,000		Essex Portfolio LP	4.000	03/01/29	1,009,887
325,000		Essex Portfolio LP	3.000	01/15/30	342,626
750,000		Essex Portfolio LP	1.650	01/15/31	700,971
1,000,000		Essex Portfolio LP	2.550	06/15/31	1,009,356
500,000		Essex Portfolio LP	2.650	03/15/32	505,269
300,000		Essex Portfolio LP	4.500	03/15/48	363,585
500,000		Federal Realty Investment Trust	3.950	01/15/24	533,166
300,000		Federal Realty Investment Trust	1.250	02/15/26	297,426
250,000		Federal Realty Investment Trust	3.250	07/15/27	268,946
1,300,000		Federal Realty Investment Trust	3.200	06/15/29	1,389,818
300,000		Federal Realty Investment Trust	3.500	06/01/30	325,474
200,000		Federal Realty Investment Trust	4.500	12/01/44	238,681
250,000		GLP Capital LP	3.350	09/01/24	263,617
1,300,000		GLP Capital LP	5.250	06/01/25	1,449,604
150,000		GLP Capital LP	5.375	04/15/26	170,542
750,000		GLP Capital LP	5.750	06/01/28	879,937
71

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		GLP Capital LP	5.300%	01/15/29	$233,832
500,000		GLP Capital LP	4.000	01/15/30	536,910
500,000		GLP Capital LP	4.000	01/15/31	539,300
100,000	e	Healthcare Realty Trust, Inc	3.625	01/15/28	109,415
100,000		Healthcare Realty Trust, Inc	2.400	03/15/30	100,352
175,000	e	Healthcare Realty Trust, Inc	2.050	03/15/31	170,076
800,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	867,125
500,000		Healthcare Trust of America Holdings LP	3.100	02/15/30	525,769
975,000		Healthcare Trust of America Holdings LP	2.000	03/15/31	934,779
100,000		Healthpeak Properties, Inc	3.250	07/15/26	108,484
1,500,000		Healthpeak Properties, Inc	1.350	02/01/27	1,483,417
600,000		Healthpeak Properties, Inc	3.500	07/15/29	656,553
1,000,000		Healthpeak Properties, Inc	3.000	01/15/30	1,054,834
175,000		Healthpeak Properties, Inc	2.875	01/15/31	182,499
30,000		Healthpeak Properties, Inc	6.750	02/01/41	45,088
100,000		Highwoods Realty LP	3.875	03/01/27	110,576
150,000		Highwoods Realty LP	4.125	03/15/28	167,083
250,000		Highwoods Realty LP	4.200	04/15/29	279,812
500,000		Highwoods Realty LP	3.050	02/15/30	522,202
775,000		Highwoods Realty LP	2.600	02/01/31	779,858
600,000		Host Hotels & Resorts LP	3.750	10/15/23	628,088
700,000		Host Hotels & Resorts LP	3.875	04/01/24	741,290
200,000		Host Hotels & Resorts LP	4.000	06/15/25	214,404
100,000		Host Hotels & Resorts LP	4.500	02/01/26	109,528
500,000		Host Hotels & Resorts LP	3.375	12/15/29	514,627
850,000		Host Hotels & Resorts LP	3.500	09/15/30	882,981
100,000		Hudson Pacific Properties LP	3.950	11/01/27	109,385
100,000		Hudson Pacific Properties LP	4.650	04/01/29	114,765
750,000		Hudson Pacific Properties LP	3.250	01/15/30	787,227
500,000		Invitation Homes Operating Partnership LP	2.000	08/15/31	480,187
250,000		Kilroy Realty LP	3.800	01/15/23	258,702
125,000		Kilroy Realty LP	3.450	12/15/24	133,415
250,000		Kilroy Realty LP	4.750	12/15/28	288,344
200,000		Kilroy Realty LP	4.250	08/15/29	225,789
750,000		Kilroy Realty LP	3.050	02/15/30	786,138
500,000		Kilroy Realty LP	2.500	11/15/32	492,296
1,000,000	h	Kilroy Realty LP	2.650	11/15/33	986,204
100,000		Kimco Realty Corp	3.400	11/01/22	102,729
300,000		Kimco Realty Corp	3.125	06/01/23	310,886
200,000		Kimco Realty Corp	2.700	03/01/24	208,329
1,175,000		Kimco Realty Corp	3.300	02/01/25	1,252,689
625,000		Kimco Realty Corp	2.800	10/01/26	662,905
200,000		Kimco Realty Corp	3.800	04/01/27	222,464
500,000		Kimco Realty Corp	1.900	03/01/28	499,950
750,000		Kimco Realty Corp	2.700	10/01/30	771,044
1,000,000		Kimco Realty Corp	2.250	12/01/31	976,900
200,000		Kimco Realty Corp	4.250	04/01/45	229,995
175,000		Kimco Realty Corp	4.125	12/01/46	199,532
100,000		Kimco Realty Corp	4.450	09/01/47	121,027
500,000		Kimco Realty Corp	3.700	10/01/49	540,803
750,000		Lexington Realty Trust	2.700	09/15/30	758,978
1,000,000		Lexington Realty Trust	2.375	10/01/31	969,599
200,000		Life Storage LP	3.875	12/15/27	224,335
72

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	Life Storage LP	4.000%	06/15/29	$560,099
100,000	Life Storage LP	2.200	10/15/30	99,159
200,000	Mid-America Apartments LP	4.300	10/15/23	213,033
100,000	Mid-America Apartments LP	4.000	11/15/25	109,812
1,000,000	Mid-America Apartments LP	1.100	09/15/26	986,480
750,000	Mid-America Apartments LP	3.600	06/01/27	827,178
200,000	Mid-America Apartments LP	4.200	06/15/28	228,786
625,000	Mid-America Apartments LP	3.950	03/15/29	703,468
175,000	Mid-America Apartments LP	2.750	03/15/30	182,024
250,000	Mid-America Apartments LP	1.700	02/15/31	237,221
150,000	Mid-America Apartments LP	2.875	09/15/51	144,901
1,000,000	National Health Investors, Inc	3.000	02/01/31	972,201
1,550,000	National Retail Properties, Inc	3.500	10/15/27	1,681,387
300,000	National Retail Properties, Inc	2.500	04/15/30	304,016
500,000	National Retail Properties, Inc	3.100	04/15/50	481,983
1,000,000	National Retail Properties, Inc	3.500	04/15/51	1,040,451
1,000,000	National Retail Properties, Inc	3.000	04/15/52	946,454
1,000,000	Office Properties Income Trust	2.650	06/15/26	1,008,763
500,000	Office Properties Income Trust	2.400	02/01/27	494,091
248,000	Omega Healthcare Investors, Inc	4.375	08/01/23	262,566
200,000	Omega Healthcare Investors, Inc	4.500	04/01/27	222,852
825,000	Omega Healthcare Investors, Inc	4.750	01/15/28	927,424
500,000	Omega Healthcare Investors, Inc	3.625	10/01/29	526,071
500,000	Omega Healthcare Investors, Inc	3.375	02/01/31	509,089
1,000,000	Omega Healthcare Investors, Inc	3.250	04/15/33	990,976
200,000	Physicians Realty LP	4.300	03/15/27	226,247
200,000	Physicians Realty LP	3.950	01/15/28	219,617
200,000	Piedmont Operating Partnership LP	3.400	06/01/23	206,884
200,000	Piedmont Operating Partnership LP	4.450	03/15/24	213,868
1,000,000	Piedmont Operating Partnership LP	2.750	04/01/32	983,030
100,000	Prologis LP	3.250	10/01/26	108,804
500,000	Prologis LP	2.125	04/15/27	517,507
1,200,000	Prologis LP	3.875	09/15/28	1,360,125
100,000	Prologis LP	4.375	02/01/29	116,356
500,000	Prologis LP	2.250	04/15/30	508,979
1,000,000	Prologis LP	1.250	10/15/30	936,545
1,000,000	Prologis LP	1.625	03/15/31	961,008
100,000	Prologis LP	4.375	09/15/48	126,390
500,000	Prologis LP	3.000	04/15/50	510,088
500,000	Prologis LP	2.125	10/15/50	426,922
1,500,000	Public Storage	0.875	02/15/26	1,481,741
200,000	Public Storage	3.094	09/15/27	218,540
1,500,000	Public Storage	1.850	05/01/28	1,520,366
500,000	Public Storage	3.385	05/01/29	549,881
1,000,000	Public Storage	2.300	05/01/31	1,013,193
500,000	Realty Income Corp	4.650	08/01/23	533,187
200,000	Realty Income Corp	3.875	04/15/25	219,083
750,000	Realty Income Corp	0.750	03/15/26	732,094
200,000	Realty Income Corp	4.125	10/15/26	224,413
200,000	Realty Income Corp	3.000	01/15/27	214,152
1,000,000	Realty Income Corp	3.650	01/15/28	1,107,646
500,000	Realty Income Corp	3.250	06/15/29	542,331
1,500,000	Realty Income Corp	3.250	01/15/31	1,627,743
750,000	Realty Income Corp	1.800	03/15/33	709,811
73

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000		Realty Income Corp	4.650%	03/15/47	$386,648
375,000		Regency Centers LP	3.600	02/01/27	413,085
125,000		Regency Centers LP	4.125	03/15/28	139,997
425,000		Regency Centers LP	2.950	09/15/29	445,868
500,000		Regency Centers LP	3.700	06/15/30	551,895
200,000		Regency Centers LP	4.400	02/01/47	234,177
300,000		Regency Centers LP	4.650	03/15/49	366,348
350,000		Retail Properties of America, Inc	4.750	09/15/30	384,904
300,000		Sabra Health Care LP	4.800	06/01/24	330,356
300,000		Sabra Health Care LP	5.125	08/15/26	335,822
1,000,000		Sabra Health Care LP	3.200	12/01/31	979,625
500,000		Select Income REIT	4.250	05/15/24	531,018
400,000		Select Income REIT	4.500	02/01/25	428,764
1,300,000		Simon Property Group LP	2.750	06/01/23	1,342,103
500,000		Simon Property Group LP	2.000	09/13/24	517,532
450,000		Simon Property Group LP	3.375	10/01/24	481,614
800,000		Simon Property Group LP	3.500	09/01/25	868,952
625,000		Simon Property Group LP	3.300	01/15/26	676,557
350,000		Simon Property Group LP	3.250	11/30/26	379,220
1,000,000		Simon Property Group LP	1.375	01/15/27	989,402
200,000		Simon Property Group LP	3.375	06/15/27	218,386
300,000		Simon Property Group LP	3.375	12/01/27	326,985
1,000,000		Simon Property Group LP	1.750	02/01/28	992,498
1,750,000		Simon Property Group LP	2.450	09/13/29	1,787,747
750,000		Simon Property Group LP	2.650	07/15/30	773,085
1,000,000		Simon Property Group LP	2.200	02/01/31	985,249
500,000		Simon Property Group LP	2.250	01/15/32	488,829
1,500,000	e	Simon Property Group LP	4.250	10/01/44	1,740,575
300,000		Simon Property Group LP	4.250	11/30/46	350,059
500,000		Simon Property Group LP	3.250	09/13/49	504,914
750,000		Simon Property Group LP	3.800	07/15/50	826,486
150,000		SITE Centers Corp	4.250	02/01/26	162,328
200,000		SITE Centers Corp	4.700	06/01/27	225,260
200,000		SL Green Operating Partnership LP	3.250	10/15/22	204,950
200,000	e	SL Green Realty Corp	4.500	12/01/22	206,736
525,000		Sovran Acquisition LP	3.500	07/01/26	572,432
300,000		Spirit Realty LP	3.200	01/15/27	319,772
1,000,000		Spirit Realty LP	2.100	03/15/28	994,802
500,000		Spirit Realty LP	4.000	07/15/29	553,924
300,000		Spirit Realty LP	3.400	01/15/30	318,774
500,000		Spirit Realty LP	3.200	02/15/31	519,191
1,000,000		Spirit Realty LP	2.700	02/15/32	991,435
500,000		STORE Capital Corp	4.625	03/15/29	566,446
500,000		STORE Capital Corp	2.750	11/18/30	502,318
1,250,000		Sun Communities Operating LP	2.700	07/15/31	1,263,103
100,000		Tanger Properties LP	3.125	09/01/26	104,647
250,000	e	Tanger Properties LP	3.875	07/15/27	270,020
500,000		Tanger Properties LP	2.750	09/01/31	483,669
200,000		UDR, Inc	3.500	07/01/27	218,751
200,000		UDR, Inc	3.500	01/15/28	217,260
600,000		UDR, Inc	3.200	01/15/30	642,470
1,000,000		UDR, Inc	3.000	08/15/31	1,046,462
750,000		UDR, Inc	2.100	08/01/32	719,407
74

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		UDR, Inc	1.900%	03/15/33	$464,355
1,000,000		UDR, Inc	2.100	06/15/33	953,177
300,000		UDR, Inc	3.100	11/01/34	312,642
300,000		Ventas Realty LP	3.500	04/15/24	319,319
750,000		Ventas Realty LP	2.650	01/15/25	783,848
120,000		Ventas Realty LP	4.125	01/15/26	132,559
200,000		Ventas Realty LP	3.250	10/15/26	213,859
1,000,000		Ventas Realty LP	4.000	03/01/28	1,112,322
525,000		Ventas Realty LP	4.400	01/15/29	600,240
350,000		Ventas Realty LP	3.000	01/15/30	364,088
500,000		Ventas Realty LP	4.750	11/15/30	587,779
1,025,000		Ventas Realty LP	2.500	09/01/31	1,011,812
300,000		Ventas Realty LP	4.375	02/01/45	342,530
300,000		Ventas Realty LP	4.875	04/15/49	374,939
425,000		VEREIT Operating Partnership LP	4.875	06/01/26	486,861
650,000		VEREIT Operating Partnership LP	3.950	08/15/27	728,607
1,000,000		VEREIT Operating Partnership LP	3.400	01/15/28	1,081,148
500,000		VEREIT Operating Partnership LP	2.200	06/15/28	505,951
500,000		VEREIT Operating Partnership LP	3.100	12/15/29	532,204
500,000		VEREIT Operating Partnership LP	2.850	12/15/32	519,430
200,000		Vornado Realty LP	3.500	01/15/25	212,594
275,000		Vornado Realty LP	2.150	06/01/26	279,312
275,000		Vornado Realty LP	3.400	06/01/31	284,569
2,000,000		Welltower, Inc	3.625	03/15/24	2,132,442
1,700,000		Welltower, Inc	4.000	06/01/25	1,859,451
600,000		Welltower, Inc	4.250	04/01/26	669,845
500,000		Welltower, Inc	2.700	02/15/27	528,130
600,000		Welltower, Inc	4.250	04/15/28	681,082
1,000,000		Welltower, Inc	2.050	01/15/29	993,440
500,000		Welltower, Inc	4.125	03/15/29	563,439
425,000		Welltower, Inc	3.100	01/15/30	449,374
400,000		Welltower, Inc	2.750	01/15/31	412,214
1,000,000		Welltower, Inc	2.800	06/01/31	1,030,121
300,000		Welltower, Inc	4.950	09/01/48	384,475
500,000		Weyerhaeuser Co	4.000	11/15/29	565,915
500,000		Weyerhaeuser Co	4.000	04/15/30	564,799
1,075,000		Weyerhaeuser Co	7.375	03/15/32	1,530,820
200,000		WP Carey, Inc	4.600	04/01/24	216,979
347,000		WP Carey, Inc	4.000	02/01/25	377,269
1,000,000		WP Carey, Inc	3.850	07/15/29	1,107,522
750,000		WP Carey, Inc	2.400	02/01/31	740,237
1,000,000		WP Carey, Inc	2.250	04/01/33	955,314
		TOTAL REAL ESTATE			224,393,879

RETAILING - 0.8%
100,000		Advance Auto Parts, Inc	1.750	10/01/27	99,563
500,000		Advance Auto Parts, Inc	3.900	04/15/30	545,036
1,200,000		Alibaba Group Holding Ltd	2.800	06/06/23	1,241,271
1,250,000		Alibaba Group Holding Ltd	3.600	11/28/24	1,339,015
1,325,000		Alibaba Group Holding Ltd	3.400	12/06/27	1,419,214
1,250,000	e	Alibaba Group Holding Ltd	2.125	02/09/31	1,201,500
500,000	e	Alibaba Group Holding Ltd	4.500	11/28/34	574,356
750,000		Alibaba Group Holding Ltd	4.000	12/06/37	816,534
1,250,000		Alibaba Group Holding Ltd	2.700	02/09/41	1,149,087
75

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,500,000	Alibaba Group Holding Ltd	4.200%	12/06/47	$1,661,206
1,250,000	Alibaba Group Holding Ltd	3.150	02/09/51	1,170,495
750,000	Alibaba Group Holding Ltd	4.400	12/06/57	862,075
1,250,000	Alibaba Group Holding Ltd	3.250	02/09/61	1,160,893
200,000	Allegion US Holding Co, Inc	3.200	10/01/24	211,909
200,000	Allegion US Holding Co, Inc	3.550	10/01/27	215,236
1,650,000	Amazon.com, Inc	2.400	02/22/23	1,695,898
1,000,000	Amazon.com, Inc	0.400	06/03/23	1,002,277
1,125,000	Amazon.com, Inc	2.800	08/22/24	1,192,262
425,000	Amazon.com, Inc	3.800	12/05/24	463,975
1,000,000	Amazon.com, Inc	0.800	06/03/25	998,340
325,000	Amazon.com, Inc	5.200	12/03/25	377,882
5,000,000	Amazon.com, Inc	1.000	05/12/26	4,994,184
1,000,000	Amazon.com, Inc	1.200	06/03/27	996,454
2,700,000	Amazon.com, Inc	3.150	08/22/27	2,968,674
3,000,000	Amazon.com, Inc	1.650	05/12/28	3,024,102
1,000,000	Amazon.com, Inc	1.500	06/03/30	972,579
3,000,000	Amazon.com, Inc	2.100	05/12/31	3,038,871
1,800,000	Amazon.com, Inc	4.800	12/05/34	2,293,842
2,625,000	Amazon.com, Inc	3.875	08/22/37	3,099,496
2,500,000	Amazon.com, Inc	2.875	05/12/41	2,578,548
775,000	Amazon.com, Inc	4.950	12/05/44	1,044,618
2,875,000	Amazon.com, Inc	4.050	08/22/47	3,488,071
1,900,000	Amazon.com, Inc	2.500	06/03/50	1,779,449
2,500,000	Amazon.com, Inc	3.100	05/12/51	2,613,627
1,900,000	Amazon.com, Inc	4.250	08/22/57	2,413,801
2,500,000	Amazon.com, Inc	3.250	05/12/61	2,660,659
200,000	AutoNation, Inc	3.500	11/15/24	214,401
244,000	AutoNation, Inc	4.500	10/01/25	270,478
200,000	AutoNation, Inc	3.800	11/15/27	219,501
1,500,000	AutoNation, Inc	1.950	08/01/28	1,479,090
100,000	AutoNation, Inc	4.750	06/01/30	116,591
425,000	AutoNation, Inc	2.400	08/01/31	414,202
300,000	AutoZone, Inc	2.875	01/15/23	307,617
150,000	AutoZone, Inc	3.125	07/15/23	156,233
250,000	AutoZone, Inc	3.125	04/18/24	264,592
200,000	AutoZone, Inc	3.250	04/15/25	213,704
500,000	AutoZone, Inc	3.625	04/15/25	541,931
100,000	AutoZone, Inc	3.125	04/21/26	107,679
650,000	AutoZone, Inc	3.750	06/01/27	724,258
200,000	AutoZone, Inc	3.750	04/18/29	222,140
500,000	AutoZone, Inc	4.000	04/15/30	566,931
600,000	AutoZone, Inc	1.650	01/15/31	569,922
500,000	Best Buy Co, Inc	4.450	10/01/28	575,380
500,000	Best Buy Co, Inc	1.950	10/01/30	486,851
1,000,000	Chevron USA, Inc	0.426	08/11/23	1,002,525
750,000	Chevron USA, Inc	3.900	11/15/24	818,906
2,000,000	Chevron USA, Inc	0.687	08/12/25	1,978,359
2,000,000	Chevron USA, Inc	1.018	08/12/27	1,955,048
1,000,000	Chevron USA, Inc	3.250	10/15/29	1,094,650
875,000	Chevron USA, Inc	6.000	03/01/41	1,269,047
450,000	Chevron USA, Inc	5.250	11/15/43	606,816
175,000	Chevron USA, Inc	5.050	11/15/44	232,864
76

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Chevron USA, Inc	4.950%	08/15/47	$267,060
1,000,000		Chevron USA, Inc	4.200	10/15/49	1,217,817
250,000		Chevron USA, Inc	2.343	08/12/50	225,300
375,000		Dollar General Corp	3.250	04/15/23	388,814
355,000		Dollar General Corp	4.150	11/01/25	393,954
300,000		Dollar General Corp	3.875	04/15/27	334,644
500,000		Dollar General Corp	4.125	05/01/28	567,414
500,000		Dollar General Corp	3.500	04/03/30	549,980
500,000		Dollar General Corp	4.125	04/03/50	585,066
1,500,000		Dollar Tree, Inc	3.700	05/15/23	1,572,333
500,000		Dollar Tree, Inc	4.000	05/15/25	547,241
500,000		Dollar Tree, Inc	4.200	05/15/28	563,168
375,000		eBay, Inc	2.750	01/30/23	385,848
400,000		eBay, Inc	3.450	08/01/24	427,278
1,000,000		eBay, Inc	1.400	05/10/26	1,003,216
1,200,000		eBay, Inc	3.600	06/05/27	1,328,054
1,200,000		eBay, Inc	2.700	03/11/30	1,249,584
1,000,000		eBay, Inc	2.600	05/10/31	1,019,761
200,000		eBay, Inc	4.000	07/15/42	224,379
1,000,000		eBay, Inc	3.650	05/10/51	1,071,702
1,500,000		Genuine Parts Co	1.875	11/01/30	1,432,891
800,000		Home Depot, Inc	2.700	04/01/23	824,342
550,000		Home Depot, Inc	3.750	02/15/24	589,009
350,000		Home Depot, Inc	3.350	09/15/25	381,027
1,925,000		Home Depot, Inc	3.000	04/01/26	2,076,648
1,550,000		Home Depot, Inc	2.125	09/15/26	1,620,722
2,000,000		Home Depot, Inc	0.900	03/15/28	1,915,303
1,000,000		Home Depot, Inc	1.500	09/15/28	989,156
825,000		Home Depot, Inc	3.900	12/06/28	943,929
2,333,000		Home Depot, Inc	2.950	06/15/29	2,518,161
375,000		Home Depot, Inc	2.700	04/15/30	396,774
2,000,000		Home Depot, Inc	1.375	03/15/31	1,896,718
1,000,000		Home Depot, Inc	1.875	09/15/31	981,722
425,000		Home Depot, Inc	5.875	12/16/36	599,461
150,000		Home Depot, Inc	5.950	04/01/41	214,322
675,000		Home Depot, Inc	4.200	04/01/43	807,233
450,000		Home Depot, Inc	4.875	02/15/44	588,967
650,000		Home Depot, Inc	4.400	03/15/45	810,998
725,000		Home Depot, Inc	4.250	04/01/46	888,232
2,100,000		Home Depot, Inc	3.900	06/15/47	2,471,027
2,000,000		Home Depot, Inc	4.500	12/06/48	2,565,965
1,000,000		Home Depot, Inc	3.125	12/15/49	1,042,524
2,655,000		Home Depot, Inc	3.350	04/15/50	2,872,377
3,000,000		Home Depot, Inc	2.375	03/15/51	2,708,396
1,000,000		Home Depot, Inc	2.750	09/15/51	973,777
675,000		Home Depot, Inc	3.500	09/15/56	754,855
500,000		JD.com, Inc	3.375	01/14/30	524,812
500,000		JD.com, Inc	4.125	01/14/50	528,566
750,000		Kohl’s Corp	3.375	05/01/31	771,810
200,000	e	Kohl’s Corp	5.550	07/17/45	239,486
300,000		Lowe’s Cos, Inc	3.875	09/15/23	317,635
400,000		Lowe’s Cos, Inc	3.125	09/15/24	425,715
1,100,000		Lowe’s Cos, Inc	3.375	09/15/25	1,189,880
500,000		Lowe’s Cos, Inc	2.500	04/15/26	527,414
77

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000		Lowe’s Cos, Inc	1.300%	04/15/28	$1,945,658
1,500,000		Lowe’s Cos, Inc	1.700	09/15/28	1,486,875
775,000		Lowe’s Cos, Inc	3.650	04/05/29	858,063
306,000		Lowe’s Cos, Inc	4.500	04/15/30	358,706
1,500,000		Lowe’s Cos, Inc	1.700	10/15/30	1,434,121
800,000		Lowe’s Cos, Inc	2.625	04/01/31	819,999
700,000		Lowe’s Cos, Inc	2.800	09/15/41	680,934
56,000		Lowe’s Cos, Inc	4.250	09/15/44	63,378
1,075,000		Lowe’s Cos, Inc	3.700	04/15/46	1,174,252
2,000,000		Lowe’s Cos, Inc	4.050	05/03/47	2,296,138
1,425,000		Lowe’s Cos, Inc	4.550	04/05/49	1,772,630
1,320,000		Lowe’s Cos, Inc	5.125	04/15/50	1,784,775
450,000		Lowe’s Cos, Inc	3.000	10/15/50	438,808
1,000,000		Lowe’s Cos, Inc	3.500	04/01/51	1,070,803
1,000,000		O’Reilly Automotive, Inc	3.600	09/01/27	1,111,326
300,000		O’Reilly Automotive, Inc	4.350	06/01/28	344,241
500,000		O’Reilly Automotive, Inc	3.900	06/01/29	560,217
200,000		O’Reilly Automotive, Inc	1.750	03/15/31	191,599
200,000		Priceline Group, Inc	2.750	03/15/23	206,528
300,000		Priceline Group, Inc	3.650	03/15/25	325,530
300,000		Priceline Group, Inc	3.600	06/01/26	330,007
900,000		Priceline Group, Inc	3.550	03/15/28	999,377
300,000		Ross Stores, Inc	4.600	04/15/25	334,876
500,000		Ross Stores, Inc	0.875	04/15/26	491,781
55,000		Ross Stores, Inc	4.700	04/15/27	63,110
500,000		Ross Stores, Inc	1.875	04/15/31	482,477
350,000		Target Corp	3.500	07/01/24	377,969
200,000		Target Corp	2.250	04/15/25	208,627
1,700,000		Target Corp	2.500	04/15/26	1,814,611
1,500,000		Target Corp	3.375	04/15/29	1,667,904
600,000		Target Corp	2.350	02/15/30	621,009
5,000,000		Target Corp	2.650	09/15/30	5,303,911
300,000		TJX Cos, Inc	2.500	05/15/23	308,908
525,000		TJX Cos, Inc	2.250	09/15/26	551,011
2,750,000		TJX Cos, Inc	1.150	05/15/28	2,693,151
500,000	e	TJX Cos, Inc	1.600	05/15/31	481,736
650,000	e	Tractor Supply Co	1.750	11/01/30	624,026
500,000		Walmart, Inc	1.050	09/17/26	499,881
1,000,000		Walmart, Inc	1.500	09/22/28	995,688
1,750,000		Walmart, Inc	1.800	09/22/31	1,734,968
825,000		Walmart, Inc	2.500	09/22/41	821,410
1,500,000		Walmart, Inc	2.650	09/22/51	1,493,114
		TOTAL RETAILING			167,911,315

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
200,000		Altera Corp	4.100	11/15/23	214,713
1,825,000		Analog Devices, Inc	3.125	12/05/23	1,918,975
250,000		Analog Devices, Inc	2.950	04/01/25	266,679
1,175,000		Analog Devices, Inc	3.500	12/05/26	1,294,195
1,000,000		Analog Devices, Inc	1.700	10/01/28	1,002,117
600,000		Analog Devices, Inc	2.100	10/01/31	601,282
100,000		Analog Devices, Inc	4.500	12/05/36	117,131
300,000		Analog Devices, Inc	2.800	10/01/41	300,037
78

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Analog Devices, Inc	5.300%	12/15/45	$267,727
1,000,000		Analog Devices, Inc	2.950	10/01/51	999,654
1,000,000		Applied Materials, Inc	3.300	04/01/27	1,099,097
950,000		Applied Materials, Inc	1.750	06/01/30	935,320
250,000		Applied Materials, Inc	5.100	10/01/35	326,965
100,000		Applied Materials, Inc	5.850	06/15/41	146,229
1,200,000		Applied Materials, Inc	4.350	04/01/47	1,504,737
775,000		Applied Materials, Inc	2.750	06/01/50	759,024
2,000,000	g	Broadcom, Inc	1.950	02/15/28	1,974,794
2,873,000		Broadcom, Inc	4.110	09/15/28	3,196,593
807,000		Broadcom, Inc	4.150	11/15/30	894,134
1,500,000	g	Broadcom, Inc	2.450	02/15/31	1,452,641
1,500,000		Broadcom, Inc	4.300	11/15/32	1,680,950
1,500,000	g	Broadcom, Inc	2.600	02/15/33	1,440,883
5,883,000	g	Broadcom, Inc	3.419	04/15/33	6,089,915
2,522,000	g	Broadcom, Inc	3.469	04/15/34	2,596,997
6,327,000	g	Broadcom, Inc	3.137	11/15/35	6,307,108
4,043,000	g	Broadcom, Inc	3.187	11/15/36	4,031,259
850,000	g	Broadcom, Inc	3.500	02/15/41	839,872
3,000,000	g	Broadcom, Inc	3.750	02/15/51	2,993,698
1,700,000		Intel Corp	2.700	12/15/22	1,749,258
2,050,000		Intel Corp	3.700	07/29/25	2,243,704
2,480,000		Intel Corp	2.600	05/19/26	2,644,962
1,500,000		Intel Corp	1.600	08/12/28	1,494,624
2,500,000		Intel Corp	2.450	11/15/29	2,607,423
1,500,000		Intel Corp	3.900	03/25/30	1,720,673
2,000,000	e	Intel Corp	2.000	08/12/31	1,989,094
250,000		Intel Corp	4.000	12/15/32	295,223
1,000,000		Intel Corp	2.800	08/12/41	996,901
200,000		Intel Corp	4.100	05/19/46	234,274
675,000		Intel Corp	4.100	05/11/47	796,797
3,328,000		Intel Corp	3.734	12/08/47	3,712,647
2,500,000		Intel Corp	3.250	11/15/49	2,591,176
3,175,000		Intel Corp	4.750	03/25/50	4,148,755
1,000,000		Intel Corp	3.050	08/12/51	993,410
1,000,000		Intel Corp	3.100	02/15/60	983,854
1,000,000		KLA Corp	3.300	03/01/50	1,052,134
200,000		Lam Research Corp	3.800	03/15/25	217,931
150,000		Lam Research Corp	3.750	03/15/26	166,398
275,000		Lam Research Corp	4.000	03/15/29	315,643
125,000		Lam Research Corp	1.900	06/15/30	124,622
825,000		Lam Research Corp	4.875	03/15/49	1,112,081
200,000		Lam Research Corp	2.875	06/15/50	200,556
1,200,000		Lam Research Corp	3.125	06/15/60	1,241,058
350,000	g	Marvell Technology, Inc	4.200	06/22/23	369,580
1,000,000	g	Marvell Technology, Inc	1.650	04/15/26	1,001,527
1,000,000	g	Marvell Technology, Inc	2.450	04/15/28	1,018,770
350,000	g	Marvell Technology, Inc	4.875	06/22/28	404,281
1,000,000	g	Marvell Technology, Inc	2.950	04/15/31	1,027,900
200,000		Maxim Integrated Products, Inc	3.375	03/15/23	206,851
400,000		Maxim Integrated Products, Inc	3.450	06/15/27	439,312
1,000,000		Microchip Technology, Inc	4.333	06/01/23	1,056,916
750,000		Micron Technology, Inc	2.497	04/24/23	771,960
475,000		Micron Technology, Inc	4.640	02/06/24	515,175
79

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$425,000		Micron Technology, Inc	4.975%	02/06/26	$485,979
750,000		Micron Technology, Inc	4.185	02/15/27	843,296
400,000		Micron Technology, Inc	5.327	02/06/29	475,660
500,000		Micron Technology, Inc	4.663	02/15/30	577,125
800,000		NVIDIA Corp	3.200	09/16/26	875,651
1,000,000		NVIDIA Corp	1.550	06/15/28	995,922
750,000		NVIDIA Corp	2.850	04/01/30	803,699
1,500,000		NVIDIA Corp	2.000	06/15/31	1,492,070
1,000,000		NVIDIA Corp	3.500	04/01/40	1,108,959
2,067,000		NVIDIA Corp	3.500	04/01/50	2,315,936
475,000	g	NXP BV	4.875	03/01/24	518,094
300,000	g	NXP BV	2.700	05/01/25	313,332
425,000	g	NXP BV	5.350	03/01/26	491,448
750,000	g	NXP BV	3.875	06/18/26	826,296
300,000	g	NXP BV	3.150	05/01/27	319,906
400,000	g	NXP BV	5.550	12/01/28	485,221
750,000	g	NXP BV	4.300	06/18/29	850,057
675,000	g	NXP BV	3.400	05/01/30	732,683
2,000,000	g	NXP BV	2.500	05/11/31	2,018,615
1,375,000	g	NXP BV	3.250	05/11/41	1,420,132
2,800,000		QUALCOMM, Inc	3.250	05/20/27	3,071,320
1,339,000		QUALCOMM, Inc	1.300	05/20/28	1,311,226
1,000,000		QUALCOMM, Inc	2.150	05/20/30	1,015,220
2,384,000		QUALCOMM, Inc	1.650	05/20/32	2,270,510
750,000		QUALCOMM, Inc	4.650	05/20/35	934,014
650,000		QUALCOMM, Inc	4.800	05/20/45	854,365
1,525,000		QUALCOMM, Inc	4.300	05/20/47	1,892,657
300,000		Skyworks Solutions, Inc	1.800	06/01/26	303,975
1,000,000		Skyworks Solutions, Inc	3.000	06/01/31	1,022,337
100,000		Texas Instruments, Inc	2.625	05/15/24	104,846
325,000		Texas Instruments, Inc	1.375	03/12/25	330,732
1,000,000		Texas Instruments, Inc	1.125	09/15/26	999,140
350,000		Texas Instruments, Inc	2.900	11/03/27	381,687
1,000,000		Texas Instruments, Inc	2.250	09/04/29	1,038,146
325,000		Texas Instruments, Inc	1.750	05/04/30	321,663
1,000,000		Texas Instruments, Inc	1.900	09/15/31	992,788
350,000		Texas Instruments, Inc	3.875	03/15/39	412,831
2,700,000		Texas Instruments, Inc	4.150	05/15/48	3,348,887
1,000,000		Texas Instruments, Inc	2.700	09/15/51	983,798
475,000		Xilinx, Inc	2.950	06/01/24	500,728
1,000,000		Xilinx, Inc	2.375	06/01/30	1,020,262
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			126,759,409

SOFTWARE & SERVICES - 1.1%
775,000		Adobe Systems, Inc	3.250	02/01/25	831,872
125,000		Adobe, Inc	1.700	02/01/23	127,327
500,000		Adobe, Inc	1.900	02/01/25	516,348
1,000,000		Adobe, Inc	2.150	02/01/27	1,047,750
925,000		Adobe, Inc	2.300	02/01/30	956,775
1,000,000		Amdocs Ltd	2.538	06/15/30	995,650
250,000		Autodesk, Inc	4.375	06/15/25	276,126
450,000		Autodesk, Inc	3.500	06/15/27	493,162
750,000		Autodesk, Inc	2.850	01/15/30	782,040
80

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$700,000	Automatic Data Processing, Inc	3.375%	09/15/25	$762,571
400,000	Automatic Data Processing, Inc	1.700	05/15/28	404,543
900,000	Automatic Data Processing, Inc	1.250	09/01/30	855,643
350,000	Broadridge Financial Solutions, Inc	3.400	06/27/26	381,565
1,000,000	Broadridge Financial Solutions, Inc	2.900	12/01/29	1,046,150
2,000,000	Broadridge Financial Solutions, Inc	2.600	05/01/31	2,030,107
1,500,000	Citrix Systems, Inc	1.250	03/01/26	1,475,504
500,000	Citrix Systems, Inc	4.500	12/01/27	553,376
750,000	Citrix Systems, Inc	3.300	03/01/30	765,954
3,000,000	Fidelity National Information Services, Inc	0.600	03/01/24	2,995,499
1,500,000	Fidelity National Information Services, Inc	1.150	03/01/26	1,486,950
1,500,000	Fidelity National Information Services, Inc	1.650	03/01/28	1,480,958
825,000	Fidelity National Information Services, Inc	2.250	03/01/31	818,889
425,000	Fidelity National Information Services, Inc	3.100	03/01/41	430,461
300,000	Fidelity National Information Services, Inc	4.500	08/15/46	364,031
1,350,000	Fiserv, Inc	3.500	10/01/22	1,381,360
125,000	Fiserv, Inc	3.800	10/01/23	132,875
2,000,000	Fiserv, Inc	2.750	07/01/24	2,106,160
1,675,000	Fiserv, Inc	3.850	06/01/25	1,827,257
900,000	Fiserv, Inc	3.200	07/01/26	971,683
1,125,000	Fiserv, Inc	3.500	07/01/29	1,225,063
2,175,000	Fiserv, Inc	2.650	06/01/30	2,225,562
2,300,000	Fiserv, Inc	4.400	07/01/49	2,753,892
1,000,000	Fortinet, Inc	1.000	03/15/26	985,162
1,000,000	Fortinet, Inc	2.200	03/15/31	991,002
125,000	Global Payments, Inc	3.750	06/01/23	130,586
500,000	Global Payments, Inc	4.000	06/01/23	527,163
575,000	Global Payments, Inc	2.650	02/15/25	600,995
2,500,000	Global Payments, Inc	1.200	03/01/26	2,474,675
300,000	Global Payments, Inc	4.800	04/01/26	339,833
500,000	Global Payments, Inc	4.450	06/01/28	568,842
475,000	Global Payments, Inc	3.200	08/15/29	502,121
325,000	Global Payments, Inc	2.900	05/15/30	335,328
1,250,000	Global Payments, Inc	4.150	08/15/49	1,403,294
550,000	International Business Machines Corp	3.375	08/01/23	579,784
600,000	International Business Machines Corp	3.625	02/12/24	641,761
3,000,000	International Business Machines Corp	3.000	05/15/24	3,182,346
350,000	International Business Machines Corp	3.450	02/19/26	383,028
2,500,000	International Business Machines Corp	3.300	05/15/26	2,724,851
1,000,000	International Business Machines Corp	1.700	05/15/27	1,014,340
2,675,000	International Business Machines Corp	3.500	05/15/29	2,956,182
2,900,000	International Business Machines Corp	1.950	05/15/30	2,864,157
1,850,000	International Business Machines Corp	4.150	05/15/39	2,183,643
19,000	International Business Machines Corp	5.600	11/30/39	26,342
450,000	International Business Machines Corp	2.850	05/15/40	448,848
1,060,000	International Business Machines Corp	4.000	06/20/42	1,223,399
1,500,000	International Business Machines Corp	4.700	02/19/46	1,912,337
2,500,000	International Business Machines Corp	4.250	05/15/49	3,031,363
975,000	International Business Machines Corp	2.950	05/15/50	960,529
350,000	Intuit, Inc	0.650	07/15/23	351,487
300,000	Intuit, Inc	0.950	07/15/25	299,653
350,000	Intuit, Inc	1.350	07/15/27	348,183
350,000	Intuit, Inc	1.650	07/15/30	341,041
1,000,000	Mastercard, Inc	3.375	04/01/24	1,069,455
81

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	Mastercard, Inc	2.000%	03/03/25	$1,039,449
425,000	Mastercard, Inc	2.950	11/21/26	460,977
750,000	Mastercard, Inc	3.500	02/26/28	835,665
1,000,000	Mastercard, Inc	2.950	06/01/29	1,082,845
625,000	Mastercard, Inc	1.900	03/15/31	627,116
200,000	Mastercard, Inc	3.800	11/21/46	233,463
300,000	Mastercard, Inc	3.950	02/26/48	356,991
1,000,000	Mastercard, Inc	3.650	06/01/49	1,152,502
1,350,000	Mastercard, Inc	3.850	03/26/50	1,605,333
850,000	Mastercard, Inc	2.950	03/15/51	878,365
725,000	Microsoft Corp	2.650	11/03/22	740,764
575,000	Microsoft Corp	2.125	11/15/22	586,716
275,000	Microsoft Corp	2.375	05/01/23	282,843
1,450,000	Microsoft Corp	2.000	08/08/23	1,492,848
800,000	Microsoft Corp	3.625	12/15/23	851,163
975,000	Microsoft Corp	2.700	02/12/25	1,032,675
1,075,000	Microsoft Corp	3.125	11/03/25	1,165,426
2,925,000	Microsoft Corp	2.400	08/08/26	3,107,170
8,739,000	Microsoft Corp	3.300	02/06/27	9,665,475
150,000	Microsoft Corp	3.500	02/12/35	172,720
1,072,000	Microsoft Corp	3.450	08/08/36	1,226,717
8,038,000	Microsoft Corp	2.525	06/01/50	7,734,620
6,265,000	Microsoft Corp	2.921	03/17/52	6,476,741
7,374,000	Microsoft Corp	2.675	06/01/60	7,148,806
1,073,000	Microsoft Corp	3.041	03/17/62	1,133,441
2,150,000	Oracle Corp	2.500	10/15/22	2,198,707
800,000	Oracle Corp	2.625	02/15/23	823,849
225,000	Oracle Corp	3.625	07/15/23	237,818
2,375,000	Oracle Corp	2.400	09/15/23	2,457,189
1,225,000	Oracle Corp	3.400	07/08/24	1,307,970
900,000	Oracle Corp	2.950	11/15/24	954,328
6,500,000	Oracle Corp	2.500	04/01/25	6,799,804
1,650,000	Oracle Corp	2.950	05/15/25	1,750,740
3,000,000	Oracle Corp	1.650	03/25/26	3,042,625
2,884,000	Oracle Corp	2.650	07/15/26	3,039,251
1,000,000	Oracle Corp	2.800	04/01/27	1,059,380
3,000,000	Oracle Corp	2.300	03/25/28	3,067,413
1,000,000	Oracle Corp	2.950	04/01/30	1,047,535
400,000	Oracle Corp	3.250	05/15/30	428,023
3,000,000	Oracle Corp	2.875	03/25/31	3,086,992
2,497,000	Oracle Corp	4.300	07/08/34	2,834,598
650,000	Oracle Corp	3.900	05/15/35	715,557
1,225,000	Oracle Corp	3.850	07/15/36	1,330,882
4,000,000	Oracle Corp	3.800	11/15/37	4,316,515
100,000	Oracle Corp	6.500	04/15/38	139,261
470,000	Oracle Corp	6.125	07/08/39	636,219
675,000	Oracle Corp	3.600	04/01/40	699,982
325,000	Oracle Corp	5.375	07/15/40	409,489
2,000,000	Oracle Corp	3.650	03/25/41	2,068,478
500,000	Oracle Corp	4.500	07/08/44	574,622
325,000	Oracle Corp	4.125	05/15/45	349,957
2,025,000	Oracle Corp	4.000	07/15/46	2,145,238
3,100,000	Oracle Corp	4.000	11/15/47	3,310,404
82

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$7,350,000		Oracle Corp	3.600%	04/01/50	$7,358,808
2,000,000		Oracle Corp	3.950	03/25/51	2,109,238
500,000		Oracle Corp	4.375	05/15/55	560,932
1,500,000		Oracle Corp	3.850	04/01/60	1,524,235
2,000,000		Oracle Corp	4.100	03/25/61	2,129,253
1,000,000		PayPal Holdings, Inc	1.350	06/01/23	1,016,622
1,000,000		PayPal Holdings, Inc	2.400	10/01/24	1,050,836
1,000,000		PayPal Holdings, Inc	1.650	06/01/25	1,024,749
1,000,000		PayPal Holdings, Inc	2.850	10/01/29	1,067,402
500,000		PayPal Holdings, Inc	2.300	06/01/30	512,436
1,000,000		PayPal Holdings, Inc	3.250	06/01/50	1,078,928
925,000		salesforce.com, Inc	3.700	04/11/28	1,038,276
2,000,000		salesforce.com, Inc	1.500	07/15/28	1,990,011
1,250,000		salesforce.com, Inc	1.950	07/15/31	1,244,072
1,075,000		salesforce.com, Inc	2.700	07/15/41	1,071,818
2,000,000		salesforce.com, Inc	2.900	07/15/51	1,994,982
2,000,000		salesforce.com, Inc	3.050	07/15/61	2,023,287
1,000,000		ServiceNow, Inc	1.400	09/01/30	937,921
750,000		VeriSign, Inc	2.700	06/15/31	762,255
1,025,000		Visa, Inc	2.800	12/14/22	1,051,912
3,725,000		Visa, Inc	3.150	12/14/25	4,039,299
2,000,000		Visa, Inc	1.900	04/15/27	2,064,858
1,175,000	e	Visa, Inc	0.750	08/15/27	1,143,854
700,000		Visa, Inc	2.750	09/15/27	753,696
475,000		Visa, Inc	2.050	04/15/30	482,546
1,500,000		Visa, Inc	1.100	02/15/31	1,405,530
250,000		Visa, Inc	4.150	12/14/35	301,285
1,500,000		Visa, Inc	2.700	04/15/40	1,534,730
2,325,000		Visa, Inc	4.300	12/14/45	2,918,620
1,125,000		Visa, Inc	3.650	09/15/47	1,295,134
750,000		Visa, Inc	2.000	08/15/50	646,548
500,000		VMware, Inc	4.500	05/15/25	556,912
1,500,000		VMware, Inc	1.400	08/15/26	1,493,250
725,000		VMware, Inc	3.900	08/21/27	807,911
1,500,000		VMware, Inc	1.800	08/15/28	1,477,747
1,000,000		VMware, Inc	4.700	05/15/30	1,178,846
1,150,000		VMware, Inc	2.200	08/15/31	1,124,434
200,000		Western Union Co	4.250	06/09/23	211,331
500,000		Western Union Co	2.850	01/10/25	524,218
1,000,000		Western Union Co	1.350	03/15/26	986,388
1,000,000		Western Union Co	2.750	03/15/31	1,001,374
		TOTAL SOFTWARE & SERVICES			229,324,974

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
200,000		Amphenol Corp	3.200	04/01/24	211,051
250,000		Amphenol Corp	2.050	03/01/25	257,968
450,000		Amphenol Corp	4.350	06/01/29	522,706
1,000,000		Amphenol Corp	2.800	02/15/30	1,048,114
2,000,000		Amphenol Corp	2.200	09/15/31	1,983,377
650,000		Apple, Inc	2.400	01/13/23	666,830
750,000		Apple, Inc	2.850	02/23/23	773,510
925,000		Apple, Inc	2.400	05/03/23	954,949
1,000,000		Apple, Inc	0.750	05/11/23	1,007,295
1,150,000		Apple, Inc	3.000	02/09/24	1,212,902
83

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,725,000	Apple, Inc	3.450%	05/06/24	$2,927,668
1,075,000	Apple, Inc	2.850	05/11/24	1,134,372
1,850,000	Apple, Inc	2.750	01/13/25	1,959,378
1,075,000	Apple, Inc	2.500	02/09/25	1,130,283
2,000,000	Apple, Inc	1.125	05/11/25	2,014,510
1,125,000	Apple, Inc	3.200	05/13/25	1,214,682
2,000,000	Apple, Inc	0.550	08/20/25	1,969,752
3,000,000	Apple, Inc	0.700	02/08/26	2,969,019
2,825,000	Apple, Inc	3.250	02/23/26	3,073,084
1,425,000	Apple, Inc	2.450	08/04/26	1,507,825
3,250,000	Apple, Inc	2.050	09/11/26	3,381,971
1,075,000	Apple, Inc	3.350	02/09/27	1,185,401
275,000	Apple, Inc	3.200	05/11/27	301,503
3,675,000	Apple, Inc	3.000	11/13/27	3,996,319
3,000,000	Apple, Inc	1.200	02/08/28	2,939,038
2,500,000	Apple, Inc	1.400	08/05/28	2,459,745
1,000,000	Apple, Inc	2.200	09/11/29	1,029,672
2,950,000	Apple, Inc	1.650	05/11/30	2,894,036
3,000,000	Apple, Inc	1.250	08/20/30	2,841,814
3,000,000	Apple, Inc	1.650	02/08/31	2,919,813
2,500,000	Apple, Inc	1.700	08/05/31	2,432,826
1,600,000	Apple, Inc	4.500	02/23/36	2,005,114
2,000,000	Apple, Inc	2.375	02/08/41	1,920,962
350,000	Apple, Inc	3.850	05/04/43	408,919
750,000	Apple, Inc	4.450	05/06/44	953,591
1,350,000	Apple, Inc	3.450	02/09/45	1,494,849
1,000,000	Apple, Inc	4.375	05/13/45	1,259,856
1,775,000	Apple, Inc	4.650	02/23/46	2,309,994
900,000	Apple, Inc	3.850	08/04/46	1,052,384
1,175,000	Apple, Inc	4.250	02/09/47	1,458,347
900,000	Apple, Inc	3.750	09/12/47	1,040,561
2,850,000	Apple, Inc	3.750	11/13/47	3,299,122
3,000,000	Apple, Inc	2.950	09/11/49	3,050,975
3,350,000	Apple, Inc	2.650	05/11/50	3,220,713
1,375,000	Apple, Inc	2.400	08/20/50	1,260,865
2,000,000	Apple, Inc	2.650	02/08/51	1,913,224
1,000,000	Apple, Inc	2.700	08/05/51	964,256
25,000	Apple, Inc	2.550	08/20/60	22,789
2,000,000	Apple, Inc	2.800	02/08/61	1,910,169
1,000,000	Apple, Inc	2.850	08/05/61	964,898
425,000	Arrow Electronics, Inc	3.250	09/08/24	450,736
200,000	Arrow Electronics, Inc	4.000	04/01/25	215,564
425,000	Arrow Electronics, Inc	3.875	01/12/28	459,076
300,000	Avnet, Inc	4.875	12/01/22	314,004
200,000	Avnet, Inc	4.625	04/15/26	223,044
1,000,000	Avnet, Inc	3.000	05/15/31	1,003,109
500,000	Cisco Systems, Inc	2.600	02/28/23	516,670
1,100,000	Cisco Systems, Inc	3.625	03/04/24	1,182,797
400,000	Cisco Systems, Inc	3.500	06/15/25	436,835
500,000	Cisco Systems, Inc	2.950	02/28/26	540,804
3,000,000	Cisco Systems, Inc	2.500	09/20/26	3,202,984
1,000,000	Cisco Systems, Inc	5.900	02/15/39	1,444,428
1,175,000	Cisco Systems, Inc	5.500	01/15/40	1,642,033
84

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Corning, Inc	4.700%	03/15/37	$236,339
100,000		Corning, Inc	5.750	08/15/40	134,226
200,000		Corning, Inc	4.750	03/15/42	248,435
300,000		Corning, Inc	5.350	11/15/48	410,155
500,000		Corning, Inc	3.900	11/15/49	557,933
825,000		Corning, Inc	4.375	11/15/57	989,562
200,000		Corning, Inc	5.850	11/15/68	291,101
1,000,000		Corning, Inc	5.450	11/15/79	1,357,315
4,150,000		Dell International LLC	5.450	06/15/23	4,451,002
875,000		Dell International LLC	4.000	07/15/24	946,573
2,925,000		Dell International LLC	6.020	06/15/26	3,479,368
1,050,000		Dell International LLC	4.900	10/01/26	1,209,558
2,900,000		Dell International LLC	5.300	10/01/29	3,505,570
1,125,000		Dell International LLC	8.100	07/15/36	1,705,916
1,525,000		Dell International LLC	8.350	07/15/46	2,473,331
800,000		Flex Ltd	4.750	06/15/25	887,950
500,000		Flex Ltd	3.750	02/01/26	544,104
600,000		Flex Ltd	4.875	06/15/29	690,301
1,000,000		Flex Ltd	4.875	05/12/30	1,159,955
1,000,000		FLIR Systems, Inc	2.500	08/01/30	1,007,710
500,000		Genpact Luxembourg Sarl	3.375	12/01/24	533,414
1,000,000		Genpact Luxembourg SARL	1.750	04/10/26	1,001,979
1,000,000		Hewlett Packard Enterprise Co	2.250	04/01/23	1,024,616
500,000		Hewlett Packard Enterprise Co	4.450	10/02/23	535,571
1,500,000		Hewlett Packard Enterprise Co	1.450	04/01/24	1,524,071
500,000		Hewlett Packard Enterprise Co	4.650	10/01/24	552,349
3,000,000		Hewlett Packard Enterprise Co	4.900	10/15/25	3,395,337
225,000		Hewlett Packard Enterprise Co	6.200	10/15/35	297,888
1,175,000		Hewlett Packard Enterprise Co	6.350	10/15/45	1,577,639
1,000,000		HP, Inc	2.200	06/17/25	1,031,971
1,000,000	g	HP, Inc	1.450	06/17/26	994,638
1,000,000		HP, Inc	3.000	06/17/27	1,067,867
1,000,000		HP, Inc	3.400	06/17/30	1,063,856
1,000,000	g	HP, Inc	2.650	06/17/31	990,095
975,000	e	HP, Inc	6.000	09/15/41	1,258,764
1,000,000		Jabil, Inc	1.700	04/15/26	1,005,243
100,000		Jabil, Inc	3.950	01/12/28	110,300
750,000		Jabil, Inc	3.600	01/15/30	813,004
550,000		Jabil, Inc	3.000	01/15/31	564,017
1,500,000		Juniper Networks, Inc	1.200	12/10/25	1,490,681
750,000		Juniper Networks, Inc	3.750	08/15/29	820,649
1,500,000		Juniper Networks, Inc	2.000	12/10/30	1,436,764
200,000		Keysight Technologies, Inc	4.550	10/30/24	221,065
600,000		Keysight Technologies, Inc	4.600	04/06/27	692,222
500,000		Keysight Technologies, Inc	3.000	10/30/29	527,615
182,000		Motorola Solutions, Inc	4.000	09/01/24	198,149
450,000		Motorola Solutions, Inc	4.600	02/23/28	518,425
500,000		Motorola Solutions, Inc	4.600	05/23/29	580,663
600,000		Motorola Solutions, Inc	2.300	11/15/30	589,712
2,250,000		Motorola Solutions, Inc	2.750	05/24/31	2,296,162
200,000		Motorola Solutions, Inc	5.500	09/01/44	260,590
200,000		NetApp, Inc	3.300	09/29/24	212,414
500,000		NetApp, Inc	1.875	06/22/25	512,199
500,000		NetApp, Inc	2.375	06/22/27	521,611
85

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$750,000		NetApp, Inc	2.700%	06/22/30	$770,741
1,000,000	g	SYNNEX Corp	1.750	08/09/26	989,295
1,000,000	g	SYNNEX Corp	2.375	08/09/28	990,162
1,000,000	g	SYNNEX Corp	2.650	08/09/31	978,025
200,000		Tyco Electronics Group S.A.	3.450	08/01/24	212,809
100,000		Tyco Electronics Group S.A.	3.700	02/15/26	108,310
1,150,000		Tyco Electronics Group S.A.	3.125	08/15/27	1,259,864
1,000,000	g	Vontier Corp	1.800	04/01/26	992,790
1,000,000	g	Vontier Corp	2.400	04/01/28	985,600
1,000,000	g	Vontier Corp	2.950	04/01/31	993,710
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			161,854,335

TELECOMMUNICATION SERVICES - 1.3%
1,000,000		America Movil SAB de C.V.	3.625	04/22/29	1,087,139
1,000,000		America Movil SAB de C.V.	2.875	05/07/30	1,040,268
440,000		America Movil SAB de C.V.	6.125	03/30/40	619,133
1,625,000		America Movil SAB de C.V.	4.375	07/16/42	1,946,435
1,500,000		America Movil SAB de C.V.	4.375	04/22/49	1,836,600
1,000,000		American Tower Corp	1.450	09/15/26	995,350
1,000,000		American Tower Corp	2.300	09/15/31	986,079
575,000		AT&T, Inc	2.625	12/01/22	586,720
650,000		AT&T, Inc	4.050	12/15/23	699,673
1,675,000		AT&T, Inc	4.450	04/01/24	1,814,864
10,000,000		AT&T, Inc	1.700	03/25/26	10,123,797
1,150,000		AT&T, Inc	1.650	02/01/28	1,140,790
4,375,000		AT&T, Inc	4.350	03/01/29	5,016,460
3,000,000		AT&T, Inc	2.250	02/01/32	2,920,991
14,855,000		AT&T, Inc	2.550	12/01/33	14,614,617
1,825,000		AT&T, Inc	4.500	05/15/35	2,136,425
3,000,000		AT&T, Inc	3.500	06/01/41	3,080,189
900,000		AT&T, Inc	4.900	06/15/42	1,082,029
2,000,000		AT&T, Inc	3.100	02/01/43	1,917,493
300,000		AT&T, Inc	4.650	06/01/44	351,038
2,000,000		AT&T, Inc	3.650	06/01/51	2,037,975
1,175,000		AT&T, Inc	3.300	02/01/52	1,137,704
11,860,000		AT&T, Inc	3.500	09/15/53	11,738,079
8,857,000		AT&T, Inc	3.550	09/15/55	8,734,275
6,844,000		AT&T, Inc	3.800	12/01/57	6,991,502
8,523,000		AT&T, Inc	3.650	09/15/59	8,496,774
1,000,000		AT&T, Inc	3.850	06/01/60	1,034,003
2,000,000		AT&T, Inc	3.500	02/01/61	1,913,893
1,000,000		Bell Canada	3.650	03/17/51	1,086,237
750,000		Bell Canada, Inc	4.464	04/01/48	912,159
750,000		Bell Canada, Inc	4.300	07/29/49	892,552
1,000,000		Bell Telephone Co of Canada or Bell Canada	2.150	02/15/32	978,717
450,000		Bell Telephone Co of Canada or Bell Canada	3.200	02/15/52	450,671
750,000		British Telecommunications plc	4.500	12/04/23	809,634
750,000		British Telecommunications plc	5.125	12/04/28	876,892
1,425,000		British Telecommunications plc	9.625	12/15/30	2,180,970
2,690,000		Deutsche Telekom International Finance BV	8.750	06/15/30	4,010,493
745,000		Orange S.A.	9.000	03/01/31	1,159,596
900,000		Orange S.A.	5.375	01/13/42	1,201,610
725,000		Orange S.A.	5.500	02/06/44	993,959
86

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Rogers Communications, Inc	4.100%	10/01/23	$212,122
1,713,000		Rogers Communications, Inc	3.625	12/15/25	1,866,204
200,000		Rogers Communications, Inc	2.900	11/15/26	212,377
125,000		Rogers Communications, Inc	4.500	03/15/43	142,837
300,000		Rogers Communications, Inc	5.450	10/01/43	389,361
600,000		Rogers Communications, Inc	5.000	03/15/44	737,901
150,000		Rogers Communications, Inc	4.300	02/15/48	167,379
1,500,000		Rogers Communications, Inc	4.350	05/01/49	1,707,511
1,300,000		Rogers Communications, Inc	3.700	11/15/49	1,350,463
1,500,000		Telefonica Emisiones SAU	4.103	03/08/27	1,685,224
625,000		Telefonica Emisiones SAU	7.045	06/20/36	901,994
1,200,000		Telefonica Emisiones SAU	4.665	03/06/38	1,396,140
2,125,000		Telefonica Emisiones SAU	5.213	03/08/47	2,652,104
1,175,000		Telefonica Emisiones SAU	4.895	03/06/48	1,412,624
900,000		Telefonica Emisiones SAU	5.520	03/01/49	1,177,464
567,000		Telefonica Europe BV	8.250	09/15/30	817,912
325,000		TELUS Corp	2.800	02/16/27	344,372
300,000		TELUS Corp	3.700	09/15/27	334,452
500,000		TELUS Corp	4.600	11/16/48	624,617
750,000		TELUS Corp	4.300	06/15/49	896,868
1,500,000		T-Mobile USA, Inc	3.500	04/15/25	1,615,961
4,000,000		T-Mobile USA, Inc	1.500	02/15/26	4,013,153
4,000,000		T-Mobile USA, Inc	3.750	04/15/27	4,406,763
3,500,000		T-Mobile USA, Inc	2.050	02/15/28	3,528,000
825,000		T-Mobile USA, Inc	3.875	04/15/30	910,934
1,500,000		T-Mobile USA, Inc	2.550	02/15/31	1,505,345
1,500,000		T-Mobile USA, Inc	2.250	11/15/31	1,470,897
650,000		T-Mobile USA, Inc	4.375	04/15/40	748,908
1,350,000		T-Mobile USA, Inc	3.000	02/15/41	1,306,168
3,875,000		T-Mobile USA, Inc	4.500	04/15/50	4,517,353
2,500,000		T-Mobile USA, Inc	3.300	02/15/51	2,417,161
1,500,000	g	T-Mobile USA, Inc	3.400	10/15/52	1,462,937
500,000	g	T-Mobile USA, Inc	3.600	11/15/60	491,587
1,000,000		T-Mobile USA, Inc	3.600	11/15/60	983,174
2,625,000		Verizon Communications, Inc	3.000	03/22/27	2,817,098
5,000,000		Verizon Communications, Inc	2.100	03/22/28	5,075,450
6,641,000		Verizon Communications, Inc	4.329	09/21/28	7,634,011
350,000		Verizon Communications, Inc	3.875	02/08/29	392,553
9,005,000		Verizon Communications, Inc	4.016	12/03/29	10,203,656
200,000		Verizon Communications, Inc	3.150	03/22/30	213,892
1,550,000		Verizon Communications, Inc	1.500	09/18/30	1,466,864
1,533,000		Verizon Communications, Inc	1.680	10/30/30	1,457,782
3,000,000		Verizon Communications, Inc	1.750	01/20/31	2,851,470
1,925,000		Verizon Communications, Inc	2.550	03/21/31	1,948,659
13,355,000	g	Verizon Communications, Inc	2.355	03/15/32	13,207,351
2,975,000		Verizon Communications, Inc	4.500	08/10/33	3,542,358
3,250,000		Verizon Communications, Inc	4.400	11/01/34	3,848,893
3,775,000		Verizon Communications, Inc	4.272	01/15/36	4,434,540
2,000,000		Verizon Communications, Inc	2.650	11/20/40	1,879,141
1,350,000		Verizon Communications, Inc	3.400	03/22/41	1,409,862
1,000,000		Verizon Communications, Inc	2.850	09/03/41	975,970
1,158,000		Verizon Communications, Inc	5.012	04/15/49	1,516,971
150,000		Verizon Communications, Inc	4.000	03/22/50	170,472
2,000,000		Verizon Communications, Inc	2.875	11/20/50	1,864,292
87

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,725,000	Verizon Communications, Inc	3.550%	03/22/51	$2,873,777
12,764,000	Verizon Communications, Inc	2.987	10/30/56	11,785,831
2,000,000	Verizon Communications, Inc	3.000	11/20/60	1,847,508
5,000,000	Verizon Communications, Inc	3.700	03/22/61	5,279,639
4,000,000	Vodafone Group plc	4.125	05/30/25	4,425,375
4,425,000	Vodafone Group plc	4.375	05/30/28	5,082,036
425,000	Vodafone Group plc	6.150	02/27/37	581,381
925,000	Vodafone Group plc	5.000	05/30/38	1,158,512
1,900,000	Vodafone Group plc	4.375	02/19/43	2,207,395
1,450,000	Vodafone Group plc	5.250	05/30/48	1,876,840
1,000,000	Vodafone Group plc	4.875	06/19/49	1,246,845
1,500,000	Vodafone Group plc	4.250	09/17/50	1,724,496
500,000	Vodafone Group plc	5.125	06/19/59	650,904
	TOTAL TELECOMMUNICATION SERVICES			267,693,876

TRANSPORTATION - 0.6%
657,220	American Airlines, Inc	3.000	10/15/28	655,358
1,100,000	Burlington Northern Santa Fe LLC	3.850	09/01/23	1,164,022
500,000	Burlington Northern Santa Fe LLC	3.750	04/01/24	535,431
150,000	Burlington Northern Santa Fe LLC	3.400	09/01/24	161,102
300,000	Burlington Northern Santa Fe LLC	3.000	04/01/25	320,555
700,000	Burlington Northern Santa Fe LLC	3.650	09/01/25	767,989
660,000	Burlington Northern Santa Fe LLC	5.750	05/01/40	925,094
250,000	Burlington Northern Santa Fe LLC	5.050	03/01/41	327,141
200,000	Burlington Northern Santa Fe LLC	4.400	03/15/42	243,141
300,000	Burlington Northern Santa Fe LLC	4.450	03/15/43	374,411
500,000	Burlington Northern Santa Fe LLC	5.150	09/01/43	675,406
500,000	Burlington Northern Santa Fe LLC	4.900	04/01/44	654,006
600,000	Burlington Northern Santa Fe LLC	4.550	09/01/44	757,190
1,275,000	Burlington Northern Santa Fe LLC	4.150	04/01/45	1,536,058
200,000	Burlington Northern Santa Fe LLC	4.700	09/01/45	258,578
1,150,000	Burlington Northern Santa Fe LLC	3.900	08/01/46	1,340,391
400,000	Burlington Northern Santa Fe LLC	4.125	06/15/47	482,363
1,675,000	Burlington Northern Santa Fe LLC	4.050	06/15/48	2,005,837
1,025,000	Burlington Northern Santa Fe LLC	4.150	12/15/48	1,250,875
750,000	Burlington Northern Santa Fe LLC	3.550	02/15/50	841,075
750,000	Burlington Northern Santa Fe LLC	3.050	02/15/51	773,162
4,000,000	Burlington Northern Santa Fe LLC	3.300	09/15/51	4,312,427
300,000	Canadian National Railway Co	2.250	11/15/22	304,823
200,000	Canadian National Railway Co	2.950	11/21/24	211,441
200,000	Canadian National Railway Co	6.900	07/15/28	263,138
200,000	Canadian National Railway Co	6.250	08/01/34	280,039
250,000	Canadian National Railway Co	3.500	11/15/42	263,504
100,000	Canadian National Railway Co	4.500	11/07/43	121,485
650,000	Canadian National Railway Co	3.200	08/02/46	681,920
725,000	Canadian National Railway Co	3.650	02/03/48	819,225
325,000	Canadian National Railway Co	4.450	01/20/49	411,727
400,000	Canadian National Railway Co	2.450	05/01/50	367,562
1,800,000	Canadian Pacific Railway Co	2.900	02/01/25	1,900,864
300,000	Canadian Pacific Railway Co	4.000	06/01/28	338,349
100,000	Canadian Pacific Railway Co	2.050	03/05/30	98,757
200,000	Canadian Pacific Railway Co	7.125	10/15/31	277,063
250,000	Canadian Pacific Railway Co	5.950	05/15/37	343,052
88

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,275,000		Canadian Pacific Railway Co	6.125%	09/15/15	$1,925,306
400,000		CH Robinson Worldwide, Inc	4.200	04/15/28	452,586
12,202		Continental Airlines, Inc	5.983	04/19/22	12,361
303,125		Continental Airlines, Inc	4.150	04/11/24	320,074
125,083		Continental Airlines, Inc	4.000	10/29/24	131,803
300,000		CSX Corp	3.400	08/01/24	321,890
200,000		CSX Corp	3.350	11/01/25	216,399
1,200,000		CSX Corp	2.600	11/01/26	1,272,795
825,000		CSX Corp	4.250	03/15/29	948,374
600,000		CSX Corp	2.400	02/15/30	616,270
100,000		CSX Corp	6.000	10/01/36	138,689
200,000		CSX Corp	6.150	05/01/37	280,431
400,000		CSX Corp	5.500	04/15/41	538,234
350,000		CSX Corp	4.400	03/01/43	420,637
600,000		CSX Corp	4.100	03/15/44	696,900
800,000		CSX Corp	3.800	11/01/46	904,820
1,050,000		CSX Corp	4.300	03/01/48	1,273,641
850,000		CSX Corp	4.750	11/15/48	1,097,345
500,000		CSX Corp	4.500	03/15/49	621,351
600,000		CSX Corp	3.350	09/15/49	630,958
1,000,000		CSX Corp	3.800	04/15/50	1,134,586
200,000		CSX Corp	3.950	05/01/50	233,055
800,000		CSX Corp	2.500	05/15/51	726,337
300,000		CSX Corp	4.500	08/01/54	377,261
150,000		CSX Corp	4.250	11/01/66	182,594
300,000		CSX Corp	4.650	03/01/68	386,850
92,390		Delta Air Lines, Inc	3.625	07/30/27	99,025
282,062		Delta Air Lines, Inc	2.000	06/10/28	280,601
500,000		FedEx Corp	3.250	04/01/26	542,697
1,250,000		FedEx Corp	3.400	02/15/28	1,378,402
500,000		FedEx Corp	4.200	10/17/28	573,709
2,000,000		FedEx Corp	3.100	08/05/29	2,137,977
500,000		FedEx Corp	4.250	05/15/30	573,904
1,500,000	e	FedEx Corp	2.400	05/15/31	1,512,974
1,000,000		FedEx Corp	4.900	01/15/34	1,231,510
200,000		FedEx Corp	3.900	02/01/35	225,857
2,000,000		FedEx Corp	3.250	05/15/41	2,037,767
275,000		FedEx Corp	5.100	01/15/44	350,883
1,100,000		FedEx Corp	4.750	11/15/45	1,340,927
600,000		FedEx Corp	4.550	04/01/46	709,197
450,000		FedEx Corp	4.400	01/15/47	526,777
900,000		FedEx Corp	4.050	02/15/48	1,006,826
500,000		FedEx Corp	4.950	10/17/48	633,353
1,500,000		FedEx Corp	5.250	05/15/50	1,980,784
200,000		FedEx Corp	4.500	02/01/65	233,444
1,000,000	g	GXO Logistics, Inc	1.650	07/15/26	992,350
1,000,000	g	GXO Logistics, Inc	2.650	07/15/31	993,605
500,000		JB Hunt Transport Services, Inc	3.875	03/01/26	553,575
469,518		JetBlue Pass Through Trust	2.750	05/15/32	471,556
967,282		JetBlue Pass Through Trust	4.000	11/15/32	1,051,878
100,000		Kansas City Southern	3.000	05/15/23	103,614
100,000		Kansas City Southern	3.125	06/01/26	107,402
500,000		Kansas City Southern	2.875	11/15/29	524,805
100,000		Kansas City Southern	4.300	05/15/43	117,657
89

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$175,000		Kansas City Southern	4.950%	08/15/45	$223,038
800,000		Kansas City Southern	4.700	05/01/48	991,702
500,000		Kansas City Southern	3.500	05/01/50	525,700
500,000		Kansas City Southern	4.200	11/15/69	579,115
350,000		Kirby Corp	4.200	03/01/28	384,497
1,291,000		Norfolk Southern Corp	2.903	02/15/23	1,326,891
350,000		Norfolk Southern Corp	2.900	06/15/26	374,481
300,000		Norfolk Southern Corp	3.150	06/01/27	325,565
700,000		Norfolk Southern Corp	3.800	08/01/28	783,582
2,500,000		Norfolk Southern Corp	2.300	05/15/31	2,524,904
16,000		Norfolk Southern Corp	4.837	10/01/41	20,366
300,000		Norfolk Southern Corp	4.450	06/15/45	367,527
200,000		Norfolk Southern Corp	4.650	01/15/46	251,989
303,000		Norfolk Southern Corp	3.942	11/01/47	345,287
1,450,000		Norfolk Southern Corp	4.150	02/28/48	1,713,994
500,000		Norfolk Southern Corp	4.100	05/15/49	586,827
500,000		Norfolk Southern Corp	3.400	11/01/49	532,943
1,000,000		Norfolk Southern Corp	3.050	05/15/50	996,768
1,000,000		Norfolk Southern Corp	2.900	08/25/51	972,157
175,000		Norfolk Southern Corp	4.050	08/15/52	205,487
1,170,000		Norfolk Southern Corp	3.155	05/15/55	1,171,080
1,000,000		Norfolk Southern Corp	4.100	05/15/21	1,123,403
200,000		Ryder System, Inc	3.400	03/01/23	207,740
200,000		Ryder System, Inc	3.750	06/09/23	210,731
200,000		Ryder System, Inc	3.875	12/01/23	213,551
550,000		Ryder System, Inc	3.650	03/18/24	586,700
500,000		Ryder System, Inc	2.500	09/01/24	522,584
300,000		Ryder System, Inc	4.625	06/01/25	335,993
500,000		Ryder System, Inc	3.350	09/01/25	538,803
500,000		Ryder System, Inc	2.900	12/01/26	532,677
200,000		Southwest Airlines Co	2.750	11/16/22	204,623
1,250,000		Southwest Airlines Co	4.750	05/04/23	1,330,700
1,250,000		Southwest Airlines Co	5.250	05/04/25	1,411,369
200,000		Southwest Airlines Co	3.000	11/15/26	212,343
1,000,000		Southwest Airlines Co	5.125	06/15/27	1,169,476
200,000	e	Southwest Airlines Co	3.450	11/16/27	215,134
300,000		Southwest Airlines Co	2.625	02/10/30	304,307
68,395		Spirit Airlines, Inc	4.100	04/01/28	71,558
500,000		Union Pacific Corp	2.950	01/15/23	513,152
300,000		Union Pacific Corp	3.500	06/08/23	314,916
277,000		Union Pacific Corp	3.646	02/15/24	294,348
300,000		Union Pacific Corp	3.150	03/01/24	317,752
200,000		Union Pacific Corp	3.750	03/15/24	213,489
200,000		Union Pacific Corp	3.250	01/15/25	214,006
500,000		Union Pacific Corp	3.750	07/15/25	547,809
200,000		Union Pacific Corp	3.250	08/15/25	215,176
300,000		Union Pacific Corp	2.750	03/01/26	319,388
500,000		Union Pacific Corp	2.150	02/05/27	517,930
2,500,000		Union Pacific Corp	2.375	05/20/31	2,560,825
100,000		Union Pacific Corp	3.375	02/01/35	108,769
2,525,000	g	Union Pacific Corp	2.891	04/06/36	2,621,800
100,000		Union Pacific Corp	3.600	09/15/37	111,357
500,000		Union Pacific Corp	3.550	08/15/39	556,495
90

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,500,000		Union Pacific Corp	3.200%	05/20/41	$1,581,287
200,000		Union Pacific Corp	3.350	08/15/46	212,591
300,000		Union Pacific Corp	4.000	04/15/47	349,347
4,000,000		Union Pacific Corp	3.250	02/05/50	4,198,794
1,070,000		Union Pacific Corp	3.799	10/01/51	1,235,808
500,000		Union Pacific Corp	2.950	03/10/52	497,054
200,000		Union Pacific Corp	3.875	02/01/55	230,555
300,000		Union Pacific Corp	3.950	08/15/59	350,664
1,925,000		Union Pacific Corp	3.839	03/20/60	2,208,532
1,500,000		Union Pacific Corp	3.550	05/20/61	1,622,449
2,950,000		Union Pacific Corp	2.973	09/16/62	2,844,615
200,000		Union Pacific Corp	4.100	09/15/67	235,359
500,000		Union Pacific Corp	3.750	02/05/70	562,040
500,000	g	Union Pacific Corp	3.799	04/06/71	562,600
158,798		Union Pacific Railroad Co	2.695	05/12/27	167,166
233,563		United Airlines 2020-, Cl B Pass Through Trust	4.875	01/15/26	247,329
500,000		United Parcel Service, Inc	2.200	09/01/24	521,956
300,000		United Parcel Service, Inc	2.800	11/15/24	319,188
125,000		United Parcel Service, Inc	2.400	11/15/26	132,747
875,000		United Parcel Service, Inc	3.050	11/15/27	961,472
500,000		United Parcel Service, Inc	3.400	03/15/29	555,758
500,000		United Parcel Service, Inc	2.500	09/01/29	523,926
750,000		United Parcel Service, Inc	4.450	04/01/30	892,672
510,000		United Parcel Service, Inc	6.200	01/15/38	741,107
450,000		United Parcel Service, Inc	3.625	10/01/42	509,509
400,000		United Parcel Service, Inc	3.400	11/15/46	440,624
1,550,000		United Parcel Service, Inc	3.750	11/15/47	1,799,685
300,000		United Parcel Service, Inc	4.250	03/15/49	375,323
500,000		United Parcel Service, Inc	3.400	09/01/49	551,895
1,630,000		United Parcel Service, Inc	5.300	04/01/50	2,353,837
		TOTAL TRANSPORTATION			126,807,857

UTILITIES - 2.3%
200,000		AEP Texas, Inc	2.400	10/01/22	203,574
200,000		AEP Texas, Inc	3.950	06/01/28	222,730
550,000		AEP Texas, Inc	2.100	07/01/30	538,297
200,000		AEP Texas, Inc	3.800	10/01/47	214,064
100,000		AEP Texas, Inc	4.150	05/01/49	115,010
850,000		AEP Texas, Inc	3.450	05/15/51	878,071
200,000		AEP Transmission Co LLC	3.100	12/01/26	215,513
600,000		AEP Transmission Co LLC	4.000	12/01/46	702,491
500,000		AEP Transmission Co LLC	3.750	12/01/47	560,690
200,000		AEP Transmission Co LLC	4.250	09/15/48	243,748
300,000		AEP Transmission Co LLC	3.800	06/15/49	342,594
550,000		AEP Transmission Co LLC	2.750	08/15/51	524,318
600,000		AES Corp	1.375	01/15/26	592,123
675,000		AES Corp	2.450	01/15/31	665,714
475,000		Alabama Power Co	3.550	12/01/23	505,803
575,000		Alabama Power Co	1.450	09/15/30	545,724
200,000		Alabama Power Co	3.850	12/01/42	226,606
400,000		Alabama Power Co	3.750	03/01/45	448,578
300,000		Alabama Power Co	4.300	01/02/46	361,069
350,000		Alabama Power Co	3.700	12/01/47	393,535
1,000,000		Alabama Power Co	4.300	07/15/48	1,230,739
91

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	e	Alabama Power Co	3.125%	07/15/51	$1,025,008
350,000		Ameren Corp	2.500	09/15/24	365,805
2,000,000		Ameren Corp	1.750	03/15/28	1,960,078
300,000		Ameren Illinois Co	3.800	05/15/28	335,639
750,000		Ameren Illinois Co	1.550	11/15/30	716,242
125,000		Ameren Illinois Co	4.150	03/15/46	150,248
1,150,000		Ameren Illinois Co	3.700	12/01/47	1,306,668
575,000		Ameren Illinois Co	4.500	03/15/49	731,065
325,000		Ameren Illinois Co	2.900	06/15/51	329,717
1,000,000		American Electric Power Co, Inc	0.750	11/01/23	1,000,060
1,000,000	e	American Electric Power Co, Inc	1.000	11/01/25	988,680
350,000		American Electric Power Co, Inc	3.200	11/13/27	376,243
700,000		American Electric Power Co, Inc	4.300	12/01/28	794,519
500,000		American Electric Power Co, Inc	2.300	03/01/30	498,185
500,000		American Water Capital Corp	3.850	03/01/24	535,283
300,000		American Water Capital Corp	3.400	03/01/25	322,975
200,000		American Water Capital Corp	2.950	09/01/27	215,203
500,000		American Water Capital Corp	3.750	09/01/28	561,472
750,000		American Water Capital Corp	3.450	06/01/29	826,481
100,000		American Water Capital Corp	2.800	05/01/30	104,890
2,000,000		American Water Capital Corp	2.300	06/01/31	2,020,493
225,000		American Water Capital Corp	4.300	12/01/42	271,703
150,000		American Water Capital Corp	4.300	09/01/45	180,151
100,000		American Water Capital Corp	4.000	12/01/46	116,532
1,175,000		American Water Capital Corp	3.750	09/01/47	1,317,298
500,000		American Water Capital Corp	4.200	09/01/48	600,226
500,000		American Water Capital Corp	4.150	06/01/49	590,542
675,000		American Water Capital Corp	3.450	05/01/50	718,065
2,000,000		American Water Capital Corp	3.250	06/01/51	2,069,195
200,000		Appalachian Power Co	3.300	06/01/27	216,034
1,000,000		Appalachian Power Co	2.700	04/01/31	1,025,743
300,000		Appalachian Power Co	4.500	03/01/49	365,686
775,000		Appalachian Power Co	3.700	05/01/50	843,547
125,000		Aqua America, Inc	3.566	05/01/29	136,556
200,000		Aqua America, Inc	4.276	05/01/49	235,684
200,000		Arizona Public Service Co	2.950	09/15/27	214,210
1,000,000		Arizona Public Service Co	2.600	08/15/29	1,036,085
500,000		Arizona Public Service Co	2.200	12/15/31	494,155
350,000		Arizona Public Service Co	4.500	04/01/42	422,875
200,000		Arizona Public Service Co	4.350	11/15/45	238,301
410,000		Arizona Public Service Co	3.750	05/15/46	451,598
200,000		Arizona Public Service Co	4.200	08/15/48	237,645
200,000		Arizona Public Service Co	4.250	03/01/49	238,441
300,000		Arizona Public Service Co	3.500	12/01/49	319,397
500,000		Arizona Public Service Co	3.350	05/15/50	521,425
750,000		Arizona Public Service Co	2.650	09/15/50	688,784
900,000		Atlantic City Electric Co	4.000	10/15/28	1,019,498
425,000		Atlantic City Electric Co	2.300	03/15/31	430,823
1,000,000		Atmos Energy Corp	0.625	03/09/23	1,000,033
650,000		Atmos Energy Corp	3.000	06/15/27	698,925
500,000		Atmos Energy Corp	2.625	09/15/29	518,963
750,000		Atmos Energy Corp	1.500	01/15/31	705,551
100,000		Atmos Energy Corp	5.500	06/15/41	133,453
92

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$125,000		Atmos Energy Corp	4.150%	01/15/43	$143,971
600,000		Atmos Energy Corp	4.125	10/15/44	695,344
500,000		Atmos Energy Corp	4.300	10/01/48	605,664
300,000		Atmos Energy Corp	4.125	03/15/49	348,622
500,000		Atmos Energy Corp	3.375	09/15/49	524,537
1,500,000	h	Atmos Energy Corp	2.850	02/15/52	1,432,656
500,000		Avangrid, Inc	3.150	12/01/24	532,952
300,000		Avangrid, Inc	3.200	04/15/25	319,509
625,000		Avangrid, Inc	3.800	06/01/29	695,908
150,000		Avista Corp	4.350	06/01/48	186,456
200,000		Baltimore Gas & Electric Co	2.400	08/15/26	209,639
150,000		Baltimore Gas & Electric Co	3.500	08/15/46	162,687
200,000		Baltimore Gas & Electric Co	3.750	08/15/47	226,199
200,000		Baltimore Gas & Electric Co	4.250	09/15/48	244,090
500,000		Baltimore Gas & Electric Co	3.200	09/15/49	520,296
775,000		Baltimore Gas & Electric Co	2.900	06/15/50	764,839
1,500,000		Baltimore Gas and Electric Co	2.250	06/15/31	1,506,222
200,000		Berkshire Hathaway Energy Co	2.800	01/15/23	205,895
350,000		Berkshire Hathaway Energy Co	3.500	02/01/25	375,916
175,000		Berkshire Hathaway Energy Co	3.250	04/15/28	190,882
2,500,000		Berkshire Hathaway Energy Co	1.650	05/15/31	2,394,381
950,000		Berkshire Hathaway Energy Co	6.125	04/01/36	1,315,137
1,032,000		Berkshire Hathaway Energy Co	5.950	05/15/37	1,405,439
725,000		Berkshire Hathaway Energy Co	5.150	11/15/43	945,650
975,000		Berkshire Hathaway Energy Co	4.500	02/01/45	1,183,351
1,250,000		Berkshire Hathaway Energy Co	3.800	07/15/48	1,414,441
1,025,000		Berkshire Hathaway Energy Co	4.450	01/15/49	1,265,796
2,500,000		Berkshire Hathaway Energy Co	2.850	05/15/51	2,389,422
200,000		Black Hills Corp	4.250	11/30/23	213,676
1,500,000		Black Hills Corp	1.037	08/23/24	1,500,143
100,000		Black Hills Corp	3.950	01/15/26	109,068
100,000		Black Hills Corp	3.150	01/15/27	106,517
550,000		Black Hills Corp	2.500	06/15/30	557,432
300,000		Black Hills Corp	4.350	05/01/33	346,297
200,000		Black Hills Corp	4.200	09/15/46	226,372
200,000		CenterPoint Energy Houston Electric LLC	2.400	09/01/26	209,968
300,000		CenterPoint Energy Houston Electric LLC	3.000	02/01/27	321,219
275,000		CenterPoint Energy Houston Electric LLC	2.350	04/01/31	280,402
100,000		CenterPoint Energy Houston Electric LLC	6.950	03/15/33	140,834
300,000		CenterPoint Energy Houston Electric LLC	3.950	03/01/48	357,132
750,000		CenterPoint Energy Houston Electric LLC	4.250	02/01/49	932,020
150,000		CenterPoint Energy Houston Electric LLC	2.900	07/01/50	151,497
875,000		CenterPoint Energy Houston Electric LLC	3.350	04/01/51	952,597
1,000,000		CenterPoint Energy Resources Corp	0.700	03/02/23	1,000,054
200,000		CenterPoint Energy Resources Corp	4.000	04/01/28	223,517
575,000		CenterPoint Energy Resources Corp	1.750	10/01/30	552,382
700,000		CenterPoint Energy Resources Corp	4.100	09/01/47	808,930
500,000		CenterPoint Energy, Inc	2.500	09/01/24	522,818
1,000,000		CenterPoint Energy, Inc	1.450	06/01/26	1,000,281
450,000		CenterPoint Energy, Inc	4.250	11/01/28	512,695
750,000		CenterPoint Energy, Inc	2.950	03/01/30	784,696
1,000,000		CenterPoint Energy, Inc	2.650	06/01/31	1,021,133
500,000		CenterPoint Energy, Inc	3.700	09/01/49	544,093
3,200,000		Cheniere Corpus Christi Holdings LLC	3.700	11/15/29	3,472,639
93

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000	g	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	$1,981,111
425,000		Cleco Corporate Holdings LLC	3.743	05/01/26	463,127
300,000		Cleco Corporate Holdings LLC	3.375	09/15/29	307,307
200,000		Cleco Corporate Holdings LLC	4.973	05/01/46	244,273
790,000	e	CMS Energy Corp	3.450	08/15/27	864,917
1,000,000		CMS Energy Corp	3.750	12/01/50	1,010,000
250,000		Commonwealth Edison Co	2.550	06/15/26	264,108
1,355,000		Commonwealth Edison Co	2.950	08/15/27	1,468,760
300,000		Commonwealth Edison Co	3.700	08/15/28	337,767
500,000	e	Commonwealth Edison Co	2.200	03/01/30	506,047
200,000		Commonwealth Edison Co	3.800	10/01/42	225,775
300,000		Commonwealth Edison Co	4.700	01/15/44	379,268
100,000		Commonwealth Edison Co	3.700	03/01/45	112,694
250,000		Commonwealth Edison Co	3.650	06/15/46	276,567
400,000		Commonwealth Edison Co	3.750	08/15/47	453,112
1,175,000		Commonwealth Edison Co	4.000	03/01/48	1,380,406
1,300,000		Commonwealth Edison Co	4.000	03/01/49	1,540,689
500,000		Commonwealth Edison Co	3.200	11/15/49	515,934
500,000		Commonwealth Edison Co	3.000	03/01/50	501,769
1,000,000		Commonwealth Edison Co	3.125	03/15/51	1,030,564
500,000		Commonwealth Edison Co	2.750	09/01/51	478,664
625,000		Connecticut Light & Power Co	3.200	03/15/27	680,710
400,000		Connecticut Light & Power Co	4.300	04/15/44	487,155
250,000		Connecticut Light & Power Co	4.150	06/01/45	301,429
775,000		Connecticut Light & Power Co	4.000	04/01/48	925,121
1,000,000		Connecticut Light and Power Co	0.750	12/01/25	986,117
500,000		Connecticut Light and Power Co	2.050	07/01/31	498,758
200,000		Consolidated Edison Co of New York, Inc	3.800	05/15/28	223,865
300,000		Consolidated Edison Co of New York, Inc	4.000	12/01/28	340,295
100,000		Consolidated Edison Co of New York, Inc	3.350	04/01/30	109,424
2,000,000	e	Consolidated Edison Co of New York, Inc	2.400	06/15/31	2,023,378
200,000		Consolidated Edison Co of New York, Inc	4.200	03/15/42	229,708
550,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	616,896
1,475,000		Consolidated Edison Co of New York, Inc	4.450	03/15/44	1,773,813
150,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	181,509
400,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	443,752
400,000		Consolidated Edison Co of New York, Inc	3.875	06/15/47	446,248
300,000		Consolidated Edison Co of New York, Inc	4.650	12/01/48	371,179
500,000		Consolidated Edison Co of New York, Inc	4.125	05/15/49	579,972
700,000		Consolidated Edison Co of New York, Inc	3.950	04/01/50	798,756
850,000		Consolidated Edison Co of New York, Inc	4.625	12/01/54	1,050,074
200,000		Consolidated Edison Co of New York, Inc	4.300	12/01/56	234,986
1,300,000		Consolidated Edison Co of New York, Inc	4.000	11/15/57	1,452,479
400,000		Consolidated Edison Co of New York, Inc	4.500	05/15/58	483,338
1,000,000		Consolidated Edison Co of New York, Inc	3.700	11/15/59	1,060,988
1,000,000		Consolidated Edison Co of New York, Inc	3.000	12/01/60	928,565
1,000,000		Consolidated Edison Co of New York, Inc	3.600	06/15/61	1,044,865
1,000,000		Consolidated Edison, Inc	0.650	12/01/23	998,920
1,300,000		Consumers Energy Co	0.350	06/01/23	1,299,265
200,000		Consumers Energy Co	3.375	08/15/23	209,467
250,000		Consumers Energy Co	3.800	11/15/28	280,690
600,000		Consumers Energy Co	3.950	07/15/47	699,381
600,000		Consumers Energy Co	4.050	05/15/48	712,136
94

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$350,000	Consumers Energy Co	4.350%	04/15/49	$435,430
500,000	Consumers Energy Co	3.750	02/15/50	576,255
500,000	Consumers Energy Co	3.100	08/15/50	516,558
150,000	Consumers Energy Co	3.500	08/01/51	165,455
500,000	Consumers Energy Co	2.650	08/15/52	473,037
1,000,000	Consumers Energy Co	2.500	05/01/60	873,749
300,000	Dayton Power & Light Co	3.950	06/15/49	336,426
200,000	Delmarva Power & Light Co	4.150	05/15/45	234,877
300,000	Dominion Energy, Inc	3.300	03/15/25	321,079
1,750,000	Dominion Energy, Inc	3.900	10/01/25	1,912,938
1,000,000	Dominion Energy, Inc	1.450	04/15/26	1,003,246
775,000	Dominion Energy, Inc	3.600	03/15/27	851,355
500,000	Dominion Energy, Inc	4.250	06/01/28	568,054
303,000	Dominion Energy, Inc	3.375	04/01/30	328,220
500,000	Dominion Energy, Inc	2.250	08/15/31	498,425
475,000	Dominion Energy, Inc	3.300	04/15/41	492,915
200,000	Dominion Energy, Inc	4.700	12/01/44	248,109
500,000	Dominion Energy, Inc	4.600	03/15/49	621,556
225,000	Dominion Energy, Inc (Step Bond)	3.071	08/15/24	237,827
200,000	DTE Electric Co	3.650	03/15/24	213,101
500,000	DTE Electric Co	1.900	04/01/28	506,873
200,000	DTE Electric Co	4.000	04/01/43	233,765
100,000	DTE Electric Co	3.700	06/01/46	112,133
500,000	DTE Electric Co	3.750	08/15/47	574,687
1,000,000	DTE Electric Co	4.050	05/15/48	1,189,084
525,000	DTE Electric Co	3.950	03/01/49	619,876
1,000,000	DTE Electric Co	2.950	03/01/50	1,001,887
400,000	DTE Electric Co	3.250	04/01/51	423,009
1,000,000	DTE Energy Co	1.050	06/01/25	992,112
327,000	DTE Energy Co	3.400	06/15/29	353,771
500,000	DTE Energy Co	2.950	03/01/30	522,103
200,000	Duke Energy Carolinas LLC	2.500	03/15/23	205,628
2,000,000	Duke Energy Carolinas LLC	3.050	03/15/23	2,074,382
200,000	Duke Energy Carolinas LLC	2.950	12/01/26	215,410
500,000	Duke Energy Carolinas LLC	3.950	11/15/28	568,256
500,000	Duke Energy Carolinas LLC	2.450	08/15/29	514,801
1,500,000	Duke Energy Carolinas LLC	2.550	04/15/31	1,553,621
125,000	Duke Energy Carolinas LLC	5.300	02/15/40	165,432
300,000	Duke Energy Carolinas LLC	3.750	06/01/45	334,210
200,000	Duke Energy Carolinas LLC	3.875	03/15/46	225,723
1,750,000	Duke Energy Carolinas LLC	3.700	12/01/47	1,943,541
1,500,000	Duke Energy Carolinas LLC	3.950	03/15/48	1,735,434
1,000,000	Duke Energy Carolinas LLC	3.200	08/15/49	1,037,284
1,500,000	Duke Energy Carolinas LLC	3.450	04/15/51	1,621,013
300,000	Duke Energy Corp	3.950	10/15/23	318,136
1,000,000	Duke Energy Corp	0.900	09/15/25	991,362
2,700,000	Duke Energy Corp	2.650	09/01/26	2,848,244
350,000	Duke Energy Corp	3.150	08/15/27	376,943
1,000,000	Duke Energy Corp	2.450	06/01/30	1,010,618
1,000,000	Duke Energy Corp	2.550	06/15/31	1,013,219
1,000,000	Duke Energy Corp	3.300	06/15/41	1,015,827
300,000	Duke Energy Corp	4.800	12/15/45	371,901
3,475,000	Duke Energy Corp	3.750	09/01/46	3,710,691
500,000	Duke Energy Corp	4.200	06/15/49	569,197
95

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Duke Energy Corp	3.500%	06/15/51	$1,029,706
750,000		Duke Energy Corp	3.250	01/15/82	746,531
1,200,000		Duke Energy Florida LLC	3.200	01/15/27	1,300,868
375,000		Duke Energy Florida LLC	6.400	06/15/38	547,271
500,000		Duke Energy Florida LLC	3.400	10/01/46	533,910
300,000		Duke Energy Florida LLC	4.200	07/15/48	361,018
300,000		Duke Energy Indiana LLC	3.750	05/15/46	332,716
500,000		Duke Energy Indiana LLC	3.250	10/01/49	517,381
275,000		Duke Energy Indiana LLC	2.750	04/01/50	263,020
200,000		Duke Energy Ohio, Inc	3.650	02/01/29	219,470
25,000		Duke Energy Ohio, Inc	2.125	06/01/30	24,820
200,000		Duke Energy Ohio, Inc	3.700	06/15/46	223,399
200,000		Duke Energy Ohio, Inc	4.300	02/01/49	245,249
300,000		Duke Energy Progress LLC	3.375	09/01/23	315,715
300,000		Duke Energy Progress LLC	3.250	08/15/25	323,233
300,000		Duke Energy Progress LLC	3.700	09/01/28	334,326
5,357,000		Duke Energy Progress LLC	3.450	03/15/29	5,922,343
1,500,000		Duke Energy Progress LLC	2.000	08/15/31	1,473,974
400,000		Duke Energy Progress LLC	4.375	03/30/44	485,479
500,000		Duke Energy Progress LLC	4.150	12/01/44	589,018
300,000		Duke Energy Progress LLC	4.200	08/15/45	354,543
500,000		Duke Energy Progress LLC	3.700	10/15/46	557,876
200,000		Duke Energy Progress LLC	3.600	09/15/47	220,017
600,000		Duke Energy Progress LLC	2.500	08/15/50	544,022
500,000		Duke Energy Progress LLC	2.900	08/15/51	489,916
1,000,000		DXC Technology Co	1.800	09/15/26	998,705
1,000,000		DXC Technology Co	2.375	09/15/28	988,220
200,000		Eastern Energy Gas Holdings LLC	3.550	11/01/23	210,874
250,000		Eastern Energy Gas Holdings LLC	2.500	11/15/24	261,801
134,000		Eastern Energy Gas Holdings LLC	3.600	12/15/24	143,714
800,000		Edison International	3.550	11/15/24	848,224
750,000		Edison International	5.750	06/15/27	863,560
300,000		Edison International	4.125	03/15/28	319,845
200,000		El Paso Electric Co	5.000	12/01/44	244,432
1,075,000		Emera US Finance LP	3.550	06/15/26	1,161,959
2,000,000	e,g	Emera US Finance LP	2.639	06/15/31	2,004,031
625,000		Emera US Finance LP	4.750	06/15/46	737,487
50,000		Empresa Nacional de Electricidad S.A.	4.250	04/15/24	53,369
1,500,000		Enbridge, Inc	1.600	10/04/26	1,505,248
675,000		Enel Chile S.A.	4.875	06/12/28	772,875
400,000		Enersis Americas S.A.	4.000	10/25/26	436,740
175,000		Entergy Arkansas LLC	3.700	06/01/24	187,527
600,000		Entergy Arkansas LLC	3.500	04/01/26	655,165
200,000		Entergy Arkansas LLC	4.200	04/01/49	241,547
425,000		Entergy Arkansas LLC	2.650	06/15/51	396,294
750,000		Entergy Arkansas LLC	3.350	06/15/52	791,484
1,000,000		Entergy Corp	0.900	09/15/25	983,304
1,300,000		Entergy Corp	2.950	09/01/26	1,383,016
1,000,000		Entergy Corp	1.900	06/15/28	989,478
175,000		Entergy Corp	2.800	06/15/30	180,502
625,000		Entergy Corp	2.400	06/15/31	619,496
500,000		Entergy Corp	3.750	06/15/50	536,054
200,000		Entergy Louisiana LLC	4.050	09/01/23	211,430
96

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	Entergy Louisiana LLC	0.620%	11/17/23	$1,000,170
200,000	Entergy Louisiana LLC	2.400	10/01/26	208,431
200,000	Entergy Louisiana LLC	3.120	09/01/27	215,221
1,000,000	Entergy Louisiana LLC	1.600	12/15/30	955,413
1,000,000	Entergy Louisiana LLC	2.350	06/15/32	1,002,146
500,000	Entergy Louisiana LLC	4.000	03/15/33	574,691
1,000,000	Entergy Louisiana LLC	3.100	06/15/41	1,034,269
300,000	Entergy Louisiana LLC	4.200	09/01/48	359,533
300,000	Entergy Louisiana LLC	4.200	04/01/50	362,781
875,000	Entergy Louisiana LLC	2.900	03/15/51	854,051
800,000	Entergy Mississippi LLC	3.850	06/01/49	909,072
475,000	Entergy Mississippi LLC	3.500	06/01/51	518,630
1,000,000	Entergy Texas, Inc	4.000	03/30/29	1,119,157
575,000	Entergy Texas, Inc	1.750	03/15/31	544,652
200,000	Entergy Texas, Inc	4.500	03/30/39	235,335
700,000	Entergy Texas, Inc	3.550	09/30/49	744,448
225,000	Essential Utilities, Inc	2.704	04/15/30	232,058
1,000,000	Essential Utilities, Inc	2.400	05/01/31	1,005,174
300,000	Essential Utilities, Inc	3.351	04/15/50	307,875
425,000	Evergy Kansas Central, Inc	3.450	04/15/50	455,140
150,000	Evergy Metro, Inc	2.250	06/01/30	151,214
1,100,000	Evergy, Inc	2.450	09/15/24	1,150,011
100,000	Evergy, Inc	2.550	07/01/26	105,107
750,000	Evergy, Inc	2.900	09/15/29	787,103
300,000	Eversource Energy	3.800	12/01/23	319,678
300,000	Eversource Energy	2.900	10/01/24	317,009
100,000	Eversource Energy	0.800	08/15/25	98,464
1,000,000	Eversource Energy	1.400	08/15/26	997,427
200,000	Eversource Energy	3.300	01/15/28	216,497
300,000	Eversource Energy	4.250	04/01/29	342,883
100,000	Eversource Energy	1.650	08/15/30	94,974
1,000,000	Eversource Energy	2.550	03/15/31	1,013,598
1,100,000	Eversource Energy	3.450	01/15/50	1,152,377
425,000	Exelon Corp	3.400	04/15/26	460,327
500,000	Exelon Corp	4.950	06/15/35	617,949
975,000	Exelon Corp	4.450	04/15/46	1,177,563
100,000	Exelon Corp	4.700	04/15/50	126,364
2,500,000	Exelon Generation Co LLC	3.250	06/01/25	2,666,170
900,000	Exelon Generation Co LLC	6.250	10/01/39	1,149,083
625,000	Exelon Generation Co LLC	5.600	06/15/42	753,651
400,000	Florida Power & Light Co	2.750	06/01/23	411,256
500,000	Florida Power & Light Co	3.250	06/01/24	528,444
907,000	Florida Power & Light Co	3.125	12/01/25	974,771
100,000	Florida Power & Light Co	4.125	02/01/42	120,355
200,000	Florida Power & Light Co	4.050	06/01/42	238,049
450,000	Florida Power & Light Co	3.800	12/15/42	520,080
400,000	Florida Power & Light Co	4.050	10/01/44	479,757
500,000	Florida Power & Light Co	3.700	12/01/47	577,170
1,675,000	Florida Power & Light Co	3.950	03/01/48	2,022,358
500,000	Florida Power & Light Co	4.125	06/01/48	612,788
1,100,000	Florida Power & Light Co	3.990	03/01/49	1,318,037
400,000	Florida Power & Light Co	3.150	10/01/49	423,542
768,000	Fortis, Inc	3.055	10/04/26	824,012
225,000	Georgia Power Co	2.100	07/30/23	231,661
97

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$600,000		Georgia Power Co	2.200%	09/15/24	$623,139
100,000		Georgia Power Co	3.250	04/01/26	107,188
700,000		Georgia Power Co	3.250	03/30/27	752,934
700,000		Georgia Power Co	2.650	09/15/29	729,614
625,000		Georgia Power Co	4.300	03/15/42	728,690
700,000		Georgia Power Co	4.300	03/15/43	817,225
2,500,000		Georgia Power Co	3.250	03/15/51	2,516,494
200,000		Gulf Power Co	3.300	05/30/27	219,947
250,000	e	Iberdrola International BV	5.810	03/15/25	288,706
400,000		Iberdrola International BV	6.750	07/15/36	599,906
500,000		Indiana Michigan Power Co	3.850	05/15/28	556,896
225,000		Indiana Michigan Power Co	4.550	03/15/46	280,021
100,000		Indiana Michigan Power Co	3.750	07/01/47	111,400
300,000		Indiana Michigan Power Co	4.250	08/15/48	361,846
675,000		Indiana Michigan Power Co	3.250	05/01/51	696,242
500,000		Interstate Power & Light Co	3.250	12/01/24	534,004
725,000		Interstate Power & Light Co	4.100	09/26/28	824,878
325,000		Interstate Power & Light Co	3.600	04/01/29	358,402
125,000		Interstate Power & Light Co	2.300	06/01/30	125,508
100,000		Interstate Power & Light Co	6.250	07/15/39	141,439
100,000		Interstate Power & Light Co	3.700	09/15/46	111,783
300,000		Interstate Power & Light Co	3.500	09/30/49	326,333
1,000,000		IPALCO Enterprises, Inc	3.700	09/01/24	1,068,198
100,000		IPALCO Enterprises, Inc	4.250	05/01/30	112,173
300,000		ITC Holdings Corp	2.700	11/15/22	306,935
300,000		ITC Holdings Corp	3.650	06/15/24	319,535
100,000		ITC Holdings Corp	3.250	06/30/26	107,879
900,000		ITC Holdings Corp	3.350	11/15/27	975,640
200,000		Kansas City Power & Light Co	3.650	08/15/25	217,018
100,000		Kansas City Power & Light Co	5.300	10/01/41	133,131
650,000		Kansas City Power & Light Co	4.200	06/15/47	775,985
100,000		Kansas City Power & Light Co	4.200	03/15/48	119,783
300,000		Kansas City Power & Light Co	4.125	04/01/49	358,253
300,000		Kentucky Utilities Co	4.375	10/01/45	362,104
400,000		Kentucky Utilities Co	3.300	06/01/50	417,219
250,000		KeySpan Corp	5.803	04/01/35	313,668
450,000	h	Life Storage LP	2.400	10/15/31	445,635
300,000		Louisville Gas & Electric Co	4.250	04/01/49	361,921
1,500,000		MidAmerican Energy Co	3.100	05/01/27	1,631,060
575,000		MidAmerican Energy Co	3.650	04/15/29	643,413
200,000		MidAmerican Energy Co	4.800	09/15/43	257,486
200,000		MidAmerican Energy Co	4.400	10/15/44	244,902
200,000		MidAmerican Energy Co	4.250	05/01/46	243,310
500,000		MidAmerican Energy Co	3.950	08/01/47	584,374
1,000,000		MidAmerican Energy Co	3.650	08/01/48	1,121,994
300,000		MidAmerican Energy Co	4.250	07/15/49	370,737
300,000		MidAmerican Energy Co	3.150	04/15/50	314,002
1,000,000		MidAmerican Energy Co	2.700	08/01/52	960,623
500,000		Mississippi Power Co	3.950	03/30/28	557,044
750,000		Mississippi Power Co	4.250	03/15/42	880,959
1,000,000		Mississippi Power Co	3.100	07/30/51	988,692
200,000		National Fuel Gas Co	3.750	03/01/23	207,063
300,000		National Fuel Gas Co	5.200	07/15/25	334,277
98

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000		National Fuel Gas Co	5.500%	01/15/26	$345,555
200,000		National Fuel Gas Co	3.950	09/15/27	215,032
200,000		National Fuel Gas Co	4.750	09/01/28	223,867
1,100,000		National Fuel Gas Co	2.950	03/01/31	1,113,814
1,000,000		Nevada Power Co	3.700	05/01/29	1,115,674
500,000		Nevada Power Co	2.400	05/01/30	507,000
500,000		Nevada Power Co	3.125	08/01/50	505,878
300,000		NextEra Energy Capital Holdings, Inc	2.800	01/15/23	308,673
2,000,000		NextEra Energy Capital Holdings, Inc	0.650	03/01/23	2,006,762
850,000		NextEra Energy Capital Holdings, Inc	3.150	04/01/24	898,823
500,000		NextEra Energy Capital Holdings, Inc	2.750	05/01/25	527,327
750,000		NextEra Energy Capital Holdings, Inc	3.250	04/01/26	806,274
1,125,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	1,234,210
2,500,000		NextEra Energy Capital Holdings, Inc	1.900	06/15/28	2,501,572
300,000		NextEra Energy Capital Holdings, Inc	3.500	04/01/29	327,760
450,000		NextEra Energy Capital Holdings, Inc	2.750	11/01/29	470,813
2,980,000		NextEra Energy Capital Holdings, Inc	2.250	06/01/30	2,997,000
1,700,000		NextEra Energy Capital Holdings, Inc	5.650	05/01/79	1,994,099
500,000		NiSource, Inc	0.950	08/15/25	494,027
1,000,000		NiSource, Inc	3.490	05/15/27	1,095,838
750,000		NiSource, Inc	2.950	09/01/29	783,764
200,000		NiSource, Inc	3.600	05/01/30	219,255
800,000		NiSource, Inc	1.700	02/15/31	753,591
77,000		NiSource, Inc	5.950	06/15/41	106,164
700,000		NiSource, Inc	5.250	02/15/43	907,152
450,000		NiSource, Inc	4.800	02/15/44	556,003
815,000		NiSource, Inc	5.650	02/01/45	1,117,988
350,000		NiSource, Inc	4.375	05/15/47	415,740
500,000		NiSource, Inc	3.950	03/30/48	565,797
300,000		Northern States Power Co	2.600	05/15/23	307,449
600,000		Northern States Power Co	2.250	04/01/31	610,370
425,000		Northern States Power Co	5.350	11/01/39	576,967
175,000		Northern States Power Co	3.600	05/15/46	195,627
1,950,000		Northern States Power Co	3.600	09/15/47	2,180,450
325,000		Northern States Power Co	2.900	03/01/50	326,456
750,000		Northern States Power Co	2.600	06/01/51	711,142
1,000,000		Northern States Power Co	3.200	04/01/52	1,065,836
1,000,000		Northwest Pipeline LLC	4.000	04/01/27	1,107,438
200,000		NorthWestern Corp	4.176	11/15/44	230,529
200,000		NSTAR Electric Co	2.375	10/15/22	203,311
1,300,000		NSTAR Electric Co	3.200	05/15/27	1,414,293
1,000,000		NSTAR Electric Co	1.950	08/15/31	986,104
1,100,000		NSTAR Electric Co	3.100	06/01/51	1,140,882
200,000		Nvent Finance Sarl	3.950	04/15/23	208,091
200,000		Nvent Finance Sarl	4.550	04/15/28	219,370
500,000		Oglethorpe Power Corp	5.050	10/01/48	618,298
750,000		Oglethorpe Power Corp	3.750	08/01/50	797,051
500,000		Oglethorpe Power Corp	5.250	09/01/50	628,860
2,000,000	e	Ohio Power Co	1.625	01/15/31	1,909,408
500,000		Ohio Power Co	4.150	04/01/48	594,585
1,500,000		Ohio Power Co	4.000	06/01/49	1,747,391
1,000,000		Ohio Power Co	2.900	10/01/51	966,267
200,000		Oklahoma Gas & Electric Co	3.800	08/15/28	222,737
500,000		Oklahoma Gas & Electric Co	3.300	03/15/30	538,925
99

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$100,000	Oklahoma Gas & Electric Co	3.250%	04/01/30	$107,604
200,000	Oklahoma Gas & Electric Co	4.150	04/01/47	236,367
200,000	Oklahoma Gas & Electric Co	3.850	08/15/47	227,331
500,000	Oncor Electric Delivery Co LLC	2.750	06/01/24	526,940
400,000	Oncor Electric Delivery Co LLC	2.950	04/01/25	424,090
1,000,000	Oncor Electric Delivery Co LLC	0.550	10/01/25	975,310
750,000	Oncor Electric Delivery Co LLC	3.700	11/15/28	847,884
1,500,000	Oncor Electric Delivery Co LLC	5.750	03/15/29	1,869,709
325,000	Oncor Electric Delivery Co LLC	2.750	05/15/30	344,651
100,000	Oncor Electric Delivery Co LLC	5.250	09/30/40	134,702
550,000	Oncor Electric Delivery Co LLC	4.550	12/01/41	688,514
56,000	Oncor Electric Delivery Co LLC	5.300	06/01/42	76,349
300,000	Oncor Electric Delivery Co LLC	3.750	04/01/45	341,265
400,000	Oncor Electric Delivery Co LLC	3.800	09/30/47	459,922
200,000	Oncor Electric Delivery Co LLC	4.100	11/15/48	240,262
500,000	Oncor Electric Delivery Co LLC	3.800	06/01/49	584,692
500,000	Oncor Electric Delivery Co LLC	3.100	09/15/49	522,011
200,000	Oncor Electric Delivery Co LLC	3.700	05/15/50	229,244
164,000	Oncor Electric Delivery Co LLC	5.350	10/01/52	239,682
137,000	ONE Gas, Inc	3.610	02/01/24	144,582
2,000,000	ONE Gas, Inc	1.100	03/11/24	2,000,098
100,000	ONE Gas, Inc	2.000	05/15/30	97,936
100,000	ONE Gas, Inc	4.658	02/01/44	123,303
500,000	ONE Gas, Inc	4.500	11/01/48	607,442
1,575,000	ONEOK Partners LP	3.375	10/01/22	1,607,909
200,000	ONEOK Partners LP	5.000	09/15/23	213,999
700,000	ONEOK Partners LP	4.900	03/15/25	776,244
130,000	ONEOK Partners LP	6.650	10/01/36	174,424
250,000	ONEOK Partners LP	6.850	10/15/37	339,936
100,000	ONEOK Partners LP	6.125	02/01/41	128,552
5,000,000	Pacific Gas and Electric Co	3.150	01/01/26	5,166,560
3,000,000	Pacific Gas and Electric Co	2.100	08/01/27	2,927,726
1,500,000	Pacific Gas and Electric Co	3.000	06/15/28	1,526,410
3,000,000	Pacific Gas and Electric Co	4.550	07/01/30	3,243,990
4,000,000	Pacific Gas and Electric Co	2.500	02/01/31	3,807,108
1,000,000	Pacific Gas and Electric Co	3.250	06/01/31	996,366
750,000	Pacific Gas and Electric Co	4.500	07/01/40	765,556
1,000,000	Pacific Gas and Electric Co	3.300	08/01/40	922,719
1,500,000	Pacific Gas and Electric Co	4.200	06/01/41	1,473,292
2,200,000	Pacific Gas and Electric Co	4.950	07/01/50	2,340,514
3,300,000	Pacific Gas and Electric Co	3.500	08/01/50	3,001,136
500,000	PacifiCorp	3.500	06/15/29	550,979
500,000	PacifiCorp	2.700	09/15/30	520,421
850,000	PacifiCorp	6.000	01/15/39	1,184,868
300,000	PacifiCorp	4.125	01/15/49	353,131
1,300,000	PacifiCorp	4.150	02/15/50	1,545,285
250,000	PacifiCorp	3.300	03/15/51	259,630
2,000,000	PacifiCorp	2.900	06/15/52	1,946,288
200,000	PECO Energy Co	3.150	10/15/25	215,349
200,000	PECO Energy Co	4.150	10/01/44	237,705
200,000	PECO Energy Co	3.700	09/15/47	224,257
1,200,000	PECO Energy Co	3.900	03/01/48	1,388,620
125,000	PECO Energy Co	3.000	09/15/49	125,502
100

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		PECO Energy Co	2.800%	06/15/50	$98,018
475,000		PECO Energy Co	3.050	03/15/51	483,354
1,000,000		PECO Energy Co	2.850	09/15/51	981,133
1,000,000		Piedmont Natural Gas Co, Inc	2.500	03/15/31	1,005,321
200,000		Piedmont Natural Gas Co, Inc	4.650	08/01/43	241,576
1,600,000		Piedmont Natural Gas Co, Inc	3.350	06/01/50	1,634,489
1,000,000		Pinnacle West Capital Corp	1.300	06/15/25	1,001,399
200,000		Potomac Electric Power Co	3.600	03/15/24	212,663
900,000		Potomac Electric Power Co	4.150	03/15/43	1,065,879
950,000		PPL Capital Funding, Inc	3.100	05/15/26	1,012,081
200,000		PPL Electric Utilities Corp	4.125	06/15/44	236,384
275,000		PPL Electric Utilities Corp	4.150	10/01/45	329,528
500,000		PPL Electric Utilities Corp	3.950	06/01/47	592,694
200,000		PPL Electric Utilities Corp	4.150	06/15/48	243,671
525,000		PPL Electric Utilities Corp	3.000	10/01/49	537,114
1,000,000	h	Providence St. Joseph Health Obligated Group	2.700	10/01/51	953,316
1,342,000		PSEG Power LLC	3.850	06/01/23	1,411,688
250,000		Public Service Co of Colorado	3.700	06/15/28	278,275
1,000,000		Public Service Co of Colorado	1.900	01/15/31	985,947
1,050,000		Public Service Co of Colorado	1.875	06/15/31	1,031,972
200,000		Public Service Co of Colorado	3.800	06/15/47	228,662
100,000		Public Service Co of Colorado	4.100	06/15/48	120,798
300,000		Public Service Co of Colorado	4.050	09/15/49	362,931
400,000		Public Service Co of Colorado	3.200	03/01/50	423,913
350,000		Public Service Co of Colorado	2.700	01/15/51	338,869
1,200,000		Public Service Co of New Hampshire	2.200	06/15/31	1,209,351
100,000		Public Service Co of New Hampshire	3.600	07/01/49	112,393
500,000		Public Service Co of Oklahoma	2.200	08/15/31	493,167
500,000		Public Service Co of Oklahoma	3.150	08/15/51	497,820
300,000		Public Service Electric & Gas Co	3.250	09/01/23	315,398
300,000		Public Service Electric & Gas Co	2.250	09/15/26	312,854
450,000		Public Service Electric & Gas Co	3.000	05/15/27	488,560
250,000		Public Service Electric & Gas Co	3.700	05/01/28	279,792
500,000		Public Service Electric & Gas Co	3.200	05/15/29	545,356
500,000		Public Service Electric & Gas Co	2.450	01/15/30	517,926
200,000		Public Service Electric & Gas Co	3.800	01/01/43	228,110
600,000		Public Service Electric & Gas Co	3.800	03/01/46	690,456
200,000		Public Service Electric & Gas Co	3.600	12/01/47	225,419
250,000		Public Service Electric & Gas Co	4.050	05/01/48	299,774
500,000		Public Service Electric & Gas Co	3.850	05/01/49	581,195
575,000		Public Service Electric & Gas Co	3.200	08/01/49	601,688
500,000		Public Service Electric & Gas Co	3.150	01/01/50	521,663
175,000		Public Service Electric & Gas Co	2.700	05/01/50	168,512
425,000		Public Service Electric & Gas Co	2.050	08/01/50	365,299
1,000,000		Public Service Electric and Gas Co	0.950	03/15/26	993,839
1,000,000		Public Service Electric and Gas Co	1.900	08/15/31	983,725
2,000,000		Public Service Electric and Gas Co	3.000	03/01/51	2,054,455
400,000		Public Service Enterprise Group, Inc	0.800	08/15/25	393,257
400,000		Public Service Enterprise Group, Inc	1.600	08/15/30	378,485
1,585,000		Puget Energy, Inc	3.650	05/15/25	1,692,428
1,000,000	g	Puget Energy, Inc	2.379	06/15/28	1,000,221
1,000,000		Puget Energy, Inc	4.100	06/15/30	1,101,113
250,000		Puget Sound Energy, Inc	5.757	10/01/39	341,483
200,000		Puget Sound Energy, Inc	4.300	05/20/45	240,603
101

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$725,000	Puget Sound Energy, Inc	4.223%	06/15/48	$870,892
275,000	Puget Sound Energy, Inc	3.250	09/15/49	283,576
750,000	Puget Sound Energy, Inc	2.893	09/15/51	726,572
400,000	San Diego Gas & Electric Co	3.600	09/01/23	421,810
800,000	San Diego Gas & Electric Co	2.500	05/15/26	841,487
500,000	San Diego Gas & Electric Co	1.700	10/01/30	481,491
300,000	San Diego Gas & Electric Co	3.750	06/01/47	338,980
300,000	San Diego Gas & Electric Co	4.150	05/15/48	360,052
750,000	San Diego Gas & Electric Co	4.100	06/15/49	882,677
675,000	San Diego Gas & Electric Co	2.950	08/15/51	668,925
500,000	Sempra Energy	2.900	02/01/23	514,745
500,000	Sempra Energy	4.050	12/01/23	532,533
200,000	Sempra Energy	3.750	11/15/25	217,361
1,525,000	Sempra Energy	3.250	06/15/27	1,651,931
675,000	Sempra Energy	3.400	02/01/28	727,988
825,000	Sempra Energy	3.800	02/01/38	913,034
125,000	Sempra Energy	6.000	10/15/39	171,793
850,000	Sempra Energy	4.000	02/01/48	949,889
869,000	Sierra Pacific Power Co	2.600	05/01/26	917,999
50,000	South Carolina Electric & Gas Co	5.300	05/15/33	64,239
125,000	South Carolina Electric & Gas Co	5.450	02/01/41	169,228
800,000	South Carolina Electric & Gas Co	4.600	06/15/43	999,974
100,000	Southern California Edison Co	3.400	06/01/23	104,401
500,000	Southern California Edison Co	0.700	08/01/23	500,776
1,000,000	Southern California Edison Co	1.100	04/01/24	1,004,831
500,000	Southern California Edison Co	0.975	08/01/24	501,345
500,000	Southern California Edison Co	3.700	08/01/25	543,640
1,000,000	Southern California Edison Co	1.200	02/01/26	991,092
750,000	Southern California Edison Co	3.650	03/01/28	812,064
500,000	Southern California Edison Co	4.200	03/01/29	560,217
600,000	Southern California Edison Co	2.850	08/01/29	622,533
1,750,000	Southern California Edison Co	2.250	06/01/30	1,717,893
1,500,000	Southern California Edison Co	2.500	06/01/31	1,505,297
185,000	Southern California Edison Co	6.050	03/15/39	247,124
300,000	Southern California Edison Co	4.500	09/01/40	339,436
825,000	Southern California Edison Co	4.650	10/01/43	952,052
450,000	Southern California Edison Co	3.600	02/01/45	454,661
1,937,000	Southern California Edison Co	4.000	04/01/47	2,077,134
1,675,000	Southern California Edison Co	4.125	03/01/48	1,825,177
925,000	Southern California Edison Co	3.650	02/01/50	945,031
1,500,000	Southern California Edison Co	2.950	02/01/51	1,369,689
1,000,000	Southern California Edison Co	3.650	06/01/51	1,026,250
200,000	Southern California Gas Co	3.200	06/15/25	213,603
200,000	Southern California Gas Co	2.600	06/15/26	211,484
500,000	Southern California Gas Co	2.550	02/01/30	513,663
150,000	Southern California Gas Co	3.750	09/15/42	167,143
500,000	Southern California Gas Co	4.125	06/01/48	594,812
300,000	Southern California Gas Co	4.300	01/15/49	370,807
500,000	Southern California Gas Co	3.950	02/15/50	584,125
425,000	Southern Co	2.950	07/01/23	441,203
2,325,000	Southern Co	3.250	07/01/26	2,501,857
1,500,000	Southern Co	1.750	03/15/28	1,483,225
2,500,000	Southern Co	3.700	04/30/30	2,744,949
102

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$400,000		Southern Co	4.250%	07/01/36	$460,352
2,300,000		Southern Co	4.400	07/01/46	2,704,225
1,000,000		Southern Co	4.000	01/15/51	1,057,070
1,500,000		Southern Co	3.750	09/15/51	1,528,200
200,000		Southern Co Gas Capital Corp	2.450	10/01/23	207,121
400,000		Southern Co Gas Capital Corp	3.250	06/15/26	429,107
500,000		Southern Co Gas Capital Corp	1.750	01/15/31	475,988
275,000		Southern Co Gas Capital Corp	4.400	06/01/43	322,019
100,000		Southern Co Gas Capital Corp	3.950	10/01/46	110,863
900,000		Southern Co Gas Capital Corp	4.400	05/30/47	1,057,993
175,000	e	Southern Co Gas Capital Corp	3.150	09/30/51	175,284
200,000		Southern Power Co	4.150	12/01/25	221,595
950,000		Southern Power Co	0.900	01/15/26	931,624
300,000		Southern Power Co	4.950	12/15/46	364,750
150,000		Southwest Gas Corp	3.700	04/01/28	165,127
100,000		Southwest Gas Corp	2.200	06/15/30	98,606
100,000		Southwest Gas Corp	3.800	09/29/46	107,174
500,000		Southwest Gas Corp	4.150	06/01/49	563,225
1,000,000		Southwest Gas Corp	3.180	08/15/51	959,311
1,000,000		Southwestern Electric Power Co	1.650	03/15/26	1,006,907
500,000		Southwestern Electric Power Co	2.750	10/01/26	525,840
675,000		Southwestern Electric Power Co	4.100	09/15/28	761,598
750,000		Southwestern Electric Power Co	3.850	02/01/48	820,725
600,000		Southwestern Public Service Co	4.500	08/15/41	730,815
300,000		Southwestern Public Service Co	3.400	08/15/46	318,722
225,000		Southwestern Public Service Co	3.700	08/15/47	250,290
200,000		Southwestern Public Service Co	4.400	11/15/48	249,744
750,000		Southwestern Public Service Co	3.750	06/15/49	851,730
650,000		Southwestern Public Service Co	3.150	05/01/50	681,086
1,500,000		Spire Missouri, Inc	3.300	06/01/51	1,587,141
700,000		Suzano Austria GmbH	2.500	09/15/28	680,750
1,000,000		Tampa Electric Co	2.400	03/15/31	1,013,792
100,000		Tampa Electric Co	4.100	06/15/42	115,198
175,000		Tampa Electric Co	4.350	05/15/44	210,193
200,000		Tampa Electric Co	4.300	06/15/48	243,039
200,000		Tampa Electric Co	4.450	06/15/49	247,066
575,000		Tampa Electric Co	3.625	06/15/50	639,961
925,000		Tampa Electric Co	3.450	03/15/51	989,027
300,000		TC PipeLines LP	4.375	03/13/25	326,554
350,000		TC PipeLines LP	3.900	05/25/27	388,299
200,000		Tucson Electric Power Co	3.050	03/15/25	212,030
125,000		Tucson Electric Power Co	1.500	08/01/30	118,255
200,000		Tucson Electric Power Co	4.850	12/01/48	257,169
500,000		Tucson Electric Power Co	4.000	06/15/50	582,050
2,000,000		Tucson Electric Power Co	3.250	05/01/51	2,067,776
200,000		Union Electric Co	2.950	06/15/27	213,693
300,000		Union Electric Co	3.500	03/15/29	330,754
500,000		Union Electric Co	2.950	03/15/30	532,068
1,000,000		Union Electric Co	2.150	03/15/32	990,969
100,000		Union Electric Co	8.450	03/15/39	169,587
100,000		Union Electric Co	3.900	09/15/42	113,399
100,000		Union Electric Co	3.650	04/15/45	111,483
200,000		Union Electric Co	4.000	04/01/48	235,076
1,000,000		Union Electric Co	3.250	10/01/49	1,050,020
103

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$675,000	Union Electric Co	2.625%	03/15/51	$639,639
100,000	United Utilities plc	6.875	08/15/28	128,012
409,000	Virginia Electric & Power Co	2.750	03/15/23	420,747
500,000	Virginia Electric & Power Co	3.450	02/15/24	529,846
1,850,000	Virginia Electric & Power Co	3.150	01/15/26	1,991,112
900,000	Virginia Electric & Power Co	2.950	11/15/26	965,954
1,750,000	Virginia Electric & Power Co	3.500	03/15/27	1,931,432
3,000,000	Virginia Electric & Power Co	3.800	04/01/28	3,349,020
1,000,000	Virginia Electric & Power Co	2.875	07/15/29	1,061,316
250,000	Virginia Electric & Power Co	4.650	08/15/43	310,921
400,000	Virginia Electric & Power Co	4.450	02/15/44	486,871
200,000	Virginia Electric & Power Co	4.200	05/15/45	238,139
1,100,000	Virginia Electric & Power Co	4.000	11/15/46	1,270,794
700,000	Virginia Electric & Power Co	3.800	09/15/47	789,905
1,300,000	Virginia Electric & Power Co	4.600	12/01/48	1,664,671
500,000	Virginia Electric & Power Co	3.300	12/01/49	524,751
500,000	Virginia Electric and Power Co	2.450	12/15/50	447,920
200,000	Washington Gas Light Co	3.796	09/15/46	226,904
700,000	Washington Gas Light Co	3.650	09/15/49	785,285
1,000,000	WEC Energy Group, Inc	0.550	09/15/23	999,919
1,277,000	WEC Energy Group, Inc	3.550	06/15/25	1,380,271
500,000	WEC Energy Group, Inc	1.375	10/15/27	491,497
500,000	WEC Energy Group, Inc	1.800	10/15/30	478,759
500,000	Westar Energy, Inc	4.125	03/01/42	580,531
175,000	Westar Energy, Inc	4.100	04/01/43	203,724
375,000	Westar Energy, Inc	3.250	09/01/49	389,464
175,000	Wisconsin Electric Power Co	2.050	12/15/24	181,870
1,000,000	Wisconsin Electric Power Co	1.700	06/15/28	996,239
200,000	Wisconsin Electric Power Co	5.625	05/15/33	260,644
200,000	Wisconsin Electric Power Co	4.300	10/15/48	246,985
325,000	Wisconsin Power & Light Co	3.050	10/15/27	349,516
500,000	Wisconsin Power & Light Co	3.000	07/01/29	535,878
225,000	Wisconsin Power & Light Co	3.650	04/01/50	255,305
1,000,000	Wisconsin Power and Light Co	1.950	09/16/31	983,988
200,000	Wisconsin Public Service Corp	4.752	11/01/44	253,851
300,000	Wisconsin Public Service Corp	3.300	09/01/49	315,074
700,000	Xcel Energy, Inc	0.500	10/15/23	700,784
750,000	Xcel Energy, Inc	3.350	12/01/26	811,226
900,000	Xcel Energy, Inc	4.000	06/15/28	1,010,263
200,000	Xcel Energy, Inc	4.800	09/15/41	245,859
500,000	Xcel Energy, Inc	3.500	12/01/49	532,935
1,000,000	Yale Haven Health Services Corp	2.496	07/01/50	926,461
	TOTAL UTILITIES			492,705,135

	TOTAL CORPORATE BONDS			5,631,786,923
	(Cost $5,295,406,834)

GOVERNMENT BONDS - 70.3%

AGENCY SECURITIES - 1.3%
3,000,000	Federal Farm Credit Bank (FFCB)	0.125	11/23/22	2,999,972
20,000,000	FFCB	0.125	02/03/23	19,987,147
7,100,000	FFCB	0.125	05/10/23	7,092,291
104

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,000,000		FFCB	2.875%	07/17/23	$3,139,233
10,000,000		FFCB	0.300	09/01/23	9,998,911
1,145,000		FFCB	3.500	12/20/23	1,223,525
1,670,000		FFCB	0.250	02/26/24	1,665,683
5,000,000		FFCB	1.650	07/23/35	4,754,113
6,650,000		Federal Home Loan Bank (FHLB)	0.125	08/12/22	6,651,523
5,000,000		FHLB	0.125	10/21/22	4,999,900
1,800,000		FHLB	0.125	03/17/23	1,798,787
3,200,000		FHLB	0.125	06/02/23	3,192,191
10,000,000		FHLB	0.500	04/14/25	9,940,872
2,000,000		FHLB	0.375	09/04/25	1,967,539
13,875,000		FHLB	3.250	11/16/28	15,647,834
3,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.375	05/05/23	3,005,966
12,625,000		FHLMC	2.750	06/19/23	13,167,154
7,000,000		FHLMC	0.250	08/24/23	6,997,203
3,250,000		FHLMC	0.250	09/08/23	3,247,667
6,750,000		FHLMC	0.125	10/16/23	6,724,292
4,000,000		FHLMC	0.250	11/06/23	3,994,476
3,782,000		FHLMC	0.250	12/04/23	3,773,837
10,000,000		FHLMC	1.500	02/12/25	10,288,107
6,000,000		FHLMC	0.375	07/21/25	5,921,174
5,000,000		FHLMC	0.375	09/23/25	4,918,636
1,002,011	i	Federal National Mortgage Association (FNMA)	2.301	09/25/22	1,016,956
1,000,000		FNMA	2.000	10/05/22	1,019,297
10,000,000		FNMA	2.375	01/19/23	10,282,916
5,250,000		FNMA	0.250	07/10/23	5,248,765
1,000,000		FNMA	2.875	09/12/23	1,050,709
3,000,000		FNMA	0.250	11/27/23	2,996,428
2,500,000		FNMA	2.500	02/05/24	2,625,710
5,000,000		FNMA	1.750	07/02/24	5,175,237
13,700,000		FNMA	2.625	09/06/24	14,556,390
3,000,000		FNMA	1.625	01/07/25	3,102,612
4,000,000		FNMA	0.625	04/22/25	3,992,063
10,000,000		FNMA	0.375	08/25/25	9,846,788
4,500,000		FNMA	0.500	11/07/25	4,441,718
4,000,000		FNMA	1.875	09/24/26	4,175,230
3,000,000		FNMA	0.750	10/08/27	2,920,280
10,000,000		FNMA	0.875	08/05/30	9,413,540
5,000,000		FNMA	6.625	11/15/30	7,138,621
1,000,000		FNMA	5.625	07/15/37	1,491,785
1,300,000		Hashemite Kingdom of Jordan Government AID Bond	3.000	06/30/25	1,391,081
800,000		Israel Government AID International Bond	5.500	09/18/23	880,099
300,000		Israel Government AID International Bond	5.500	04/26/24	336,988
400,000		Private Export Funding Corp (PEFCO)	2.050	11/15/22	407,617
250,000		PEFCO	1.750	11/15/24	258,291
200,000		PEFCO	3.250	06/15/25	214,195
5,000,000		Tennessee Valley Authority	1.500	09/15/31	4,926,092
750,000		Tennessee Valley Authority (TVA)	2.875	09/15/24	801,193
2,000,000		TVA	0.750	05/15/25	2,002,678
1,425,000		TVA	2.875	02/01/27	1,552,853
500,000		TVA	5.880	04/01/36	732,374
500,000		TVA	5.500	06/15/38	722,276
4,300,000		TVA	3.500	12/15/42	5,011,094
105

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,750,000		TVA	4.625%	09/15/60	$2,542,594
300,000		TVA	4.250	09/15/65	418,526
		TOTAL AGENCY SECURITIES			269,791,029

FOREIGN GOVERNMENT BONDS - 3.4%
2,500,000		African Development Bank	0.750	04/03/23	2,518,479
2,000,000		African Development Bank	3.000	09/20/23	2,103,805
5,000,000		African Development Bank	0.875	03/23/26	4,977,900
3,000,000		African Development Bank	0.875	07/22/26	2,977,723
2,250,000		Asian Development Bank	1.625	01/24/23	2,292,149
3,000,000		Asian Development Bank	2.750	03/17/23	3,109,983
2,250,000		Asian Development Bank	0.250	07/14/23	2,247,169
2,000,000		Asian Development Bank	0.250	10/06/23	1,996,379
2,200,000		Asian Development Bank	2.625	01/30/24	2,311,576
2,000,000		Asian Development Bank	1.500	10/18/24	2,054,097
500,000		Asian Development Bank	2.000	01/22/25	522,272
6,000,000		Asian Development Bank	0.375	09/03/25	5,900,389
3,000,000		Asian Development Bank	0.500	02/04/26	2,942,783
5,000,000		Asian Development Bank	1.000	04/14/26	5,002,980
1,500,000		Asian Development Bank	2.000	04/24/26	1,569,030
1,000,000		Asian Development Bank	2.625	01/12/27	1,078,700
500,000		Asian Development Bank	2.375	08/10/27	532,232
500,000		Asian Development Bank	2.500	11/02/27	537,755
1,000,000		Asian Development Bank	2.750	01/19/28	1,092,635
2,500,000		Asian Development Bank	1.250	06/09/28	2,487,846
75,000		Asian Development Bank	5.820	06/16/28	96,797
2,575,000		Asian Development Bank	3.125	09/26/28	2,887,060
2,000,000		Asian Development Bank	1.750	09/19/29	2,045,607
3,500,000		Asian Development Bank	1.875	01/24/30	3,606,067
1,000,000		Asian Development Bank	0.750	10/08/30	933,510
3,000,000		Asian Development Bank	1.500	03/04/31	2,980,120
3,000,000		Asian Infrastructure Investment Bank	0.250	09/29/23	2,992,347
3,000,000		Asian Infrastructure Investment Bank	0.500	05/28/25	2,975,792
3,000,000		Asian Infrastructure Investment Bank	0.500	01/27/26	2,938,077
2,000,000		Canada Government International Bond	2.000	11/15/22	2,040,694
3,000,000		Canada Government International Bond	1.625	01/22/25	3,094,534
3,500,000		Canada Government International Bond	0.750	05/19/26	3,466,413
1,715,000		Chile Government International Bond	3.240	02/06/28	1,822,445
2,500,000		Chile Government International Bond	2.450	01/31/31	2,474,825
3,500,000		Chile Government International Bond	2.550	01/27/32	3,467,905
1,000,000		Chile Government International Bond	2.550	07/27/33	974,840
1,700,000		Chile Government International Bond	3.100	05/07/41	1,640,534
2,613,000		Chile Government International Bond	3.500	01/25/50	2,609,080
1,500,000		Chile Government International Bond	3.500	04/15/53	1,501,875
2,500,000	e	Chile Government International Bond	3.100	01/22/61	2,250,525
750,000		Chile Government International Bond	3.250	09/21/71	677,520
750,000		Corp Andina de Fomento	2.750	01/06/23	769,932
1,000,000		Corp Andina de Fomento	2.375	05/12/23	1,027,670
750,000		Corp Andina de Fomento	3.750	11/23/23	794,032
1,000,000		Corp Andina de Fomento	1.625	09/23/25	1,011,750
1,000,000		Council of Europe Development Bank	2.625	02/13/23	1,031,917
1,000,000		Council of Europe Development Bank	2.500	02/27/24	1,047,765
1,480,000		Council of Europe Development Bank	1.375	02/27/25	1,512,399
106

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Council Of Europe Development Bank	0.250%	10/20/23	$997,134
1,500,000		European Bank for Reconstruction & Development	2.750	03/07/23	1,553,505
5,000,000		European Bank for Reconstruction & Development	0.250	07/10/23	4,996,926
2,000,000		European Bank for Reconstruction & Development	1.625	09/27/24	2,061,019
3,000,000		European Bank for Reconstruction & Development	0.500	11/25/25	2,952,404
2,000,000		European Bank for Reconstruction & Development	0.500	01/28/26	1,963,975
3,000,000		European Investment Bank	2.500	03/15/23	3,098,430
7,537,000		European Investment Bank	1.375	05/15/23	7,671,587
2,440,000		European Investment Bank	0.250	09/15/23	2,437,023
1,500,000		European Investment Bank	3.125	12/14/23	1,589,735
5,000,000		European Investment Bank	3.250	01/29/24	5,325,989
1,500,000		European Investment Bank	2.625	03/15/24	1,578,904
4,000,000		European Investment Bank	2.250	06/24/24	4,186,473
5,000,000		European Investment Bank	0.375	07/24/24	4,978,979
1,500,000	e	European Investment Bank	2.500	10/15/24	1,586,370
3,250,000		European Investment Bank	1.625	03/14/25	3,353,503
3,500,000		European Investment Bank	0.625	07/25/25	3,479,735
3,000,000		European Investment Bank	0.375	12/15/25	2,940,694
3,500,000		European Investment Bank	0.375	03/26/26	3,413,476
2,760,000	e	European Investment Bank	0.750	10/26/26	2,721,719
400,000		European Investment Bank	2.375	05/24/27	426,919
250,000		European Investment Bank	0.625	10/21/27	241,573
550,000		European Investment Bank	1.625	10/09/29	558,517
1,000,000		European Investment Bank	0.875	05/17/30	949,644
2,000,000		European Investment Bank	0.750	09/23/30	1,872,480
2,500,000		European Investment Bank	1.250	02/14/31	2,433,529
1,705,000		European Investment Bank	4.875	02/15/36	2,341,250
1,000,000		Export Development Canada	2.500	01/24/23	1,029,540
4,500,000		Export Development Canada	1.375	02/24/23	4,571,151
1,000,000		Export Development Canada	2.750	03/15/23	1,035,951
1,300,000		Export Development Canada	2.625	02/21/24	1,365,689
3,250,000		Export-Import Bank of Korea	3.000	11/01/22	3,340,077
1,375,000		Export-Import Bank of Korea	3.625	11/27/23	1,462,090
500,000		Export-Import Bank of Korea	4.000	01/14/24	538,810
750,000		Export-Import Bank of Korea	2.875	01/21/25	793,396
750,000		Export-Import Bank of Korea	1.875	02/12/25	770,860
1,000,000		Export-Import Bank of Korea	0.750	09/21/25	986,144
250,000		Export-Import Bank of Korea	3.250	11/10/25	270,827
1,000,000		Export-Import Bank of Korea	0.625	02/09/26	975,930
500,000		Export-Import Bank of Korea	2.625	05/26/26	531,387
500,000		Export-Import Bank of Korea	3.250	08/12/26	546,936
750,000		Export-Import Bank of Korea	1.125	12/29/26	744,981
500,000		Export-Import Bank of Korea	2.375	04/21/27	524,907
1,000,000		Export-Import Bank of Korea	1.250	09/21/30	951,194
1,000,000		Export-Import Bank of Korea	1.375	02/09/31	956,692
1,000,000		Export-Import Bank of Korea	2.500	06/29/41	988,997
100,000		Finland Government International Bond	6.950	02/15/26	123,535
1,000,000		FMS Wertmanagement AoeR	2.000	08/01/22	1,015,310
2,175,000		FMS Wertmanagement AoeR	2.750	01/30/24	2,289,473
4,500,000		Hungary Government International Bond	5.750	11/22/23	4,973,300
1,250,000		Hungary Government International Bond	7.625	03/29/41	2,081,250
200,000		Hydro Quebec	8.500	12/01/29	300,772
750,000		Indonesia Government International Bond	2.950	01/11/23	771,976
750,000		Indonesia Government International Bond	3.500	01/11/28	812,084
107

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$900,000		Indonesia Government International Bond	4.750%	02/11/29	$1,047,346
1,250,000	e	Indonesia Government International Bond	3.400	09/18/29	1,341,974
1,000,000		Indonesia Government International Bond	2.850	02/14/30	1,032,750
675,000		Indonesia Government International Bond	3.850	10/15/30	753,280
1,500,000	e	Indonesia Government International Bond	1.850	03/12/31	1,436,873
1,500,000		Indonesia Government International Bond	2.150	07/28/31	1,465,544
875,000		Indonesia Government International Bond	4.350	01/11/48	973,109
1,125,000	e	Indonesia Government International Bond	5.350	02/11/49	1,448,184
1,000,000		Indonesia Government International Bond	3.700	10/30/49	1,013,675
1,000,000		Indonesia Government International Bond	3.500	02/14/50	998,280
2,000,000		Indonesia Government International Bond	4.200	10/15/50	2,215,737
2,000,000	e	Indonesia Government International Bond	3.050	03/12/51	1,894,863
1,000,000		Indonesia Government International Bond	3.200	09/23/61	931,520
500,000		Indonesia Government International Bond	4.450	04/15/70	570,406
1,750,000		Indonesia Government International Bond	3.350	03/12/71	1,610,394
3,775,000		Inter-American Development Bank	3.000	09/26/22	3,879,966
3,000,000		Inter-American Development Bank	2.500	01/18/23	3,089,244
6,000,000		Inter-American Development Bank	0.250	11/15/23	5,985,840
1,500,000		Inter-American Development Bank	2.625	01/16/24	1,574,618
500,000		Inter-American Development Bank	2.125	01/15/25	523,694
5,000,000		Inter-American Development Bank	1.750	03/14/25	5,177,040
10,000,000		Inter-American Development Bank	0.625	07/15/25	9,941,806
4,000,000		Inter-American Development Bank	0.875	04/20/26	3,984,389
1,500,000		Inter-American Development Bank	2.000	06/02/26	1,568,137
1,500,000		Inter-American Development Bank	2.000	07/23/26	1,568,321
1,000,000		Inter-American Development Bank	2.375	07/07/27	1,066,527
2,000,000		Inter-American Development Bank	0.625	09/16/27	1,929,578
4,000,000		Inter-American Development Bank	1.125	07/20/28	3,935,593
2,000,000		Inter-American Development Bank	3.125	09/18/28	2,232,906
3,000,000		Inter-American Development Bank	2.250	06/18/29	3,181,109
3,000,000		Inter-American Development Bank	1.125	01/13/31	2,890,042
1,450,000		Inter-American Development Bank	3.200	08/07/42	1,673,717
300,000		Inter-American Development Bank	4.375	01/24/44	409,962
5,000,000		International Bank for Reconstruction & Development	1.875	10/07/22	5,086,030
5,400,000		International Bank for Reconstruction & Development	7.625	01/19/23	5,915,346
500,000		International Bank for Reconstruction & Development	2.125	02/13/23	512,865
3,000,000		International Bank for Reconstruction & Development	1.875	06/19/23	3,080,820
1,500,000		International Bank for Reconstruction & Development	0.250	11/24/23	1,496,652
5,575,000		International Bank for Reconstruction & Development	2.500	03/19/24	5,852,539
2,000,000		International Bank for Reconstruction & Development	1.500	08/28/24	2,054,303
1,600,000		International Bank for Reconstruction & Development	2.500	11/25/24	1,693,974
5,000,000		International Bank for Reconstruction & Development	1.625	01/15/25	5,156,182
6,000,000		International Bank for Reconstruction & Development	0.375	07/28/25	5,909,519
108

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$4,500,000		International Bank for Reconstruction & Development	2.500%	07/29/25	$4,789,903
5,500,000		International Bank for Reconstruction & Development	0.500	10/28/25	5,426,587
500,000		International Bank for Reconstruction & Development	3.125	11/20/25	547,366
7,000,000		International Bank for Reconstruction & Development	0.875	07/15/26	6,952,366
2,000,000		International Bank for Reconstruction & Development	0.750	11/24/27	1,940,826
2,000,000		International Bank for Reconstruction & Development	1.750	10/23/29	2,044,128
5,000,000		International Bank for Reconstruction & Development	0.875	05/14/30	4,746,821
3,000,000		International Bank for Reconstruction & Development	0.750	08/26/30	2,807,494
5,000,000	e	International Bank for Reconstruction & Development	1.250	02/10/31	4,872,408
834,000		International Bank for Reconstruction & Development	4.750	02/15/35	1,108,757
500,000		International Finance Corp	2.000	10/24/22	509,572
1,300,000		International Finance Corp	2.875	07/31/23	1,361,308
1,500,000		International Finance Corp	1.375	10/16/24	1,534,954
2,500,000		International Finance Corp	0.375	07/16/25	2,462,978
5,000,000		International Finance Corp	0.750	08/27/30	4,684,897
705,000		Israel Government International Bond	4.000	06/30/22	723,111
300,000		Israel Government International Bond	3.150	06/30/23	313,522
1,000,000		Israel Government International Bond	2.875	03/16/26	1,071,056
975,000		Israel Government International Bond	3.250	01/17/28	1,069,541
600,000		Israel Government International Bond	2.750	07/03/30	638,459
1,500,000		Israel Government International Bond	4.500	01/30/43	1,871,703
200,000		Israel Government International Bond	4.125	01/17/48	240,250
1,800,000		Israel Government International Bond	3.875	07/03/50	2,049,799
300,000		Israel Government International Bond	4.500	04/03/20	376,575
480,000		Japan Bank for International Cooperation	1.625	10/17/22	486,802
300,000		Japan Bank for International Cooperation	2.375	11/16/22	306,982
900,000		Japan Bank for International Cooperation	0.625	05/22/23	904,110
1,050,000		Japan Bank for International Cooperation	3.375	07/31/23	1,106,828
1,000,000		Japan Bank for International Cooperation	0.375	09/15/23	999,260
4,250,000		Japan Bank for International Cooperation	3.375	10/31/23	4,507,427
2,300,000		Japan Bank for International Cooperation	2.500	05/23/24	2,413,317
720,000		Japan Bank for International Cooperation	1.750	10/17/24	742,359
500,000		Japan Bank for International Cooperation	2.125	02/10/25	521,571
3,000,000		Japan Bank for International Cooperation	0.625	07/15/25	2,966,550
5,750,000		Japan Bank for International Cooperation	2.750	01/21/26	6,156,465
400,000		Japan Bank for International Cooperation	2.375	04/20/26	422,331
1,500,000		Japan Bank for International Cooperation	1.875	07/21/26	1,546,916
1,000,000		Japan Bank for International Cooperation	2.875	06/01/27	1,084,753
750,000		Japan Bank for International Cooperation	2.875	07/21/27	814,107
300,000		Japan Bank for International Cooperation	2.750	11/16/27	323,796
750,000		Japan Bank for International Cooperation	3.500	10/31/28	849,725
1,000,000		Japan Bank for International Cooperation	2.000	10/17/29	1,031,021
1,500,000		Japan Bank for International Cooperation	1.250	01/21/31	1,442,399
3,000,000		Japan Bank for International Cooperation	1.875	04/15/31	3,044,361
109

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$350,000		Japan International Cooperation Agency	2.125%	10/20/26	$365,529
700,000		Japan International Cooperation Agency	3.375	06/12/28	776,708
2,000,000		Japan International Cooperation Agency	1.000	07/22/30	1,883,506
1,500,000		Japan International Cooperation Agency	1.750	04/28/31	1,502,540
200,000		Korea Development Bank	3.000	09/14/22	204,694
1,000,000		Korea Development Bank	3.375	03/12/23	1,041,780
500,000		Korea Development Bank	2.750	03/19/23	515,960
950,000		Korea Development Bank	0.500	10/27/23	949,268
500,000		Korea Development Bank	3.750	01/22/24	536,820
700,000		Korea Development Bank	3.250	02/19/24	744,639
500,000		Korea Development Bank	0.400	06/19/24	497,492
1,000,000		Korea Development Bank	2.125	10/01/24	1,044,320
750,000		Korea Development Bank	1.750	02/18/25	768,521
200,000		Korea Development Bank	3.375	09/16/25	217,184
400,000		Korea Development Bank	3.000	01/13/26	430,536
1,000,000		Korea Development Bank	0.800	04/27/26	982,690
1,000,000		Korea Development Bank	0.800	07/19/26	980,320
1,000,000		Korea Development Bank	1.000	09/09/26	988,120
250,000		Korea Development Bank	2.000	09/12/26	259,267
1,000,000		Korea Development Bank	1.625	01/19/31	981,910
500,000		Korea Government International Bond	3.875	09/11/23	532,970
1,500,000		Korea Government International Bond	2.750	01/19/27	1,607,415
1,400,000		Korea Government International Bond	4.125	06/10/44	1,784,426
500,000		Korea Government International Bond	3.875	09/20/48	631,540
2,750,000		Kreditanstalt fuer Wiederaufbau	2.000	10/04/22	2,800,522
2,900,000		Kreditanstalt fuer Wiederaufbau	2.375	12/29/22	2,978,166
4,600,000		Kreditanstalt fuer Wiederaufbau	1.625	02/15/23	4,688,696
3,000,000		Kreditanstalt fuer Wiederaufbau	0.250	10/19/23	2,994,815
8,000,000		Kreditanstalt fuer Wiederaufbau	2.625	02/28/24	8,413,932
6,100,000		Kreditanstalt fuer Wiederaufbau	0.250	03/08/24	6,071,112
5,000,000		Kreditanstalt fuer Wiederaufbau	0.500	09/20/24	4,990,308
2,000,000		Kreditanstalt fuer Wiederaufbau	2.500	11/20/24	2,116,186
7,000,000		Kreditanstalt fuer Wiederaufbau	2.000	05/02/25	7,315,537
4,500,000		Kreditanstalt fuer Wiederaufbau	0.625	01/22/26	4,444,078
7,750,000		Kreditanstalt fuer Wiederaufbau	2.875	04/03/28	8,510,071
1,000,000		Kreditanstalt fuer Wiederaufbau	1.750	09/14/29	1,022,948
5,000,000	e	Kreditanstalt fuer Wiederaufbau	0.750	09/30/30	4,680,000
4,300,000		Landwirtschaftliche Rentenbank	3.125	11/14/23	4,548,477
500,000		Landwirtschaftliche Rentenbank	2.000	01/13/25	521,531
2,000,000		Landwirtschaftliche Rentenbank	0.500	05/27/25	1,982,269
750,000		Landwirtschaftliche Rentenbank	2.375	06/10/25	793,581
1,000,000		Landwirtschaftliche Rentenbank	1.750	07/27/26	1,034,345
125,000		Landwirtschaftliche Rentenbank	2.500	11/15/27	134,416
4,000,000		Landwirtschaftliche Rentenbank	0.875	09/03/30	3,769,767
18,964,000		Mexico Government International Bond	2.659	05/24/31	18,295,140
14,053,000		Mexico Government International Bond	4.280	08/14/41	14,338,276
8,950,000		Mexico Government International Bond	4.600	02/10/48	9,216,800
1,000,000		Mexico Government International Bond	5.000	04/27/51	1,096,640
5,936,000		Mexico Government International Bond	3.771	05/24/61	5,263,511
3,000,000		Mexico Government International Bond	3.750	04/19/71	2,591,970
950,000		Mexico Government International Bond	5.750	10/12/10	1,080,692
2,000,000		Nordic Investment Bank	1.375	10/17/22	2,023,469
750,000		Nordic Investment Bank	0.375	05/19/23	751,272
110

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Nordic Investment Bank	2.875%	07/19/23	$522,698
2,000,000		Nordic Investment Bank	0.375	09/11/25	1,958,898
1,500,000		Nordic Investment Bank	0.500	01/21/26	1,468,654
606,000		North American Development Bank	2.400	10/26/22	618,372
850,000		Panama Government International Bond	4.000	09/22/24	911,090
1,000,000		Panama Government International Bond	3.750	03/16/25	1,073,200
300,000		Panama Government International Bond	7.125	01/29/26	366,438
2,000,000		Panama Government International Bond	3.875	03/17/28	2,171,280
1,450,000		Panama Government International Bond	3.160	01/23/30	1,492,717
2,500,000		Panama Government International Bond	2.252	09/29/32	2,352,050
692,000		Panama Government International Bond	6.700	01/26/36	919,730
750,000		Panama Government International Bond	4.500	05/15/47	817,628
2,250,000		Panama Government International Bond	4.500	04/16/50	2,448,473
1,450,000		Panama Government International Bond	4.300	04/29/53	1,533,854
1,500,000		Panama Government International Bond	4.500	04/01/56	1,631,925
3,500,000		Panama Government International Bond	3.870	07/23/60	3,422,720
400,000		Peruvian Government International Bond	2.392	01/23/26	408,128
5,000,000		Peruvian Government International Bond	2.844	06/20/30	5,040,500
2,500,000		Peruvian Government International Bond	2.783	01/23/31	2,474,000
1,500,000		Peruvian Government International Bond	1.862	12/01/32	1,362,375
1,100,000		Peruvian Government International Bond	6.550	03/14/37	1,482,877
1,000,000		Peruvian Government International Bond	3.300	03/11/41	969,200
1,850,000		Peruvian Government International Bond	5.625	11/18/50	2,502,569
1,000,000	e	Peruvian Government International Bond	3.550	03/10/51	992,790
1,500,000		Peruvian Government International Bond	2.780	12/01/60	1,264,860
1,000,000		Peruvian Government International Bond	3.230	07/28/21	828,470
225,000		Philippine Government International Bond	4.200	01/21/24	241,315
2,219,000		Philippine Government International Bond	3.000	02/01/28	2,365,226
3,375,000		Philippine Government International Bond	3.750	01/14/29	3,757,067
1,500,000		Philippine Government International Bond	2.457	05/05/30	1,532,657
2,000,000		Philippine Government International Bond	1.648	06/10/31	1,904,291
2,000,000		Philippine Government International Bond	1.950	01/06/32	1,932,226
4,083,000		Philippine Government International Bond	3.950	01/20/40	4,439,559
300,000		Philippine Government International Bond	3.700	03/01/41	316,926
3,793,000		Philippine Government International Bond	3.700	02/02/42	4,011,450
1,500,000		Philippine Government International Bond	2.950	05/05/45	1,427,334
1,500,000		Philippine Government International Bond	2.650	12/10/45	1,369,966
1,500,000		Philippine Government International Bond	3.200	07/06/46	1,475,357
990,000		Poland Government International Bond	3.000	03/17/23	1,026,641
1,000,000		Poland Government International Bond	4.000	01/22/24	1,078,181
2,725,000		Poland Government International Bond	3.250	04/06/26	2,987,781
750,000		Province of Alberta Canada	3.350	11/01/23	795,538
775,000		Province of Alberta Canada	2.950	01/23/24	818,568
1,500,000		Province of Alberta Canada	1.875	11/13/24	1,554,894
1,000,000		Province of Alberta Canada	1.000	05/20/25	1,007,254
925,000		Province of Alberta Canada	3.300	03/15/28	1,027,208
2,000,000		Province of Alberta Canada	1.300	07/22/30	1,916,566
1,800,000		Province of British Columbia Canada	2.000	10/23/22	1,834,434
2,000,000		Province of British Columbia Canada	1.750	09/27/24	2,066,839
850,000		Province of British Columbia Canada	2.250	06/02/26	896,636
1,500,000		Province of British Columbia Canada	0.900	07/20/26	1,489,674
1,500,000		Province of British Columbia Canada	1.300	01/29/31	1,450,391
1,000,000		Province of Manitoba Canada	2.600	04/16/24	1,051,571
1,300,000		Province of Manitoba Canada	3.050	05/14/24	1,383,536
111

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$500,000		Province of Manitoba Canada		2.125%	06/22/26	$522,798
500,000		Province of New Brunswick Canada		3.625	02/24/28	567,558
200,000		Province of Nova Scotia Canada		8.250	07/30/22	212,439
800,000		Province of Ontario Canada		2.450	06/29/22	813,408
1,365,000		Province of Ontario Canada		1.750	01/24/23	1,391,582
500,000		Province of Ontario Canada		3.400	10/17/23	530,303
1,000,000		Province of Ontario Canada		3.050	01/29/24	1,058,746
1,500,000		Province of Ontario Canada		3.200	05/16/24	1,603,047
2,000,000		Province of Ontario Canada		0.625	01/21/26	1,968,317
1,500,000		Province of Ontario Canada		1.050	04/14/26	1,500,168
1,000,000		Province of Ontario Canada		2.500	04/27/26	1,063,668
1,000,000		Province of Ontario Canada		2.300	06/15/26	1,055,076
1,000,000		Province of Ontario Canada		1.050	05/21/27	986,802
2,000,000		Province of Ontario Canada		2.000	10/02/29	2,055,277
1,000,000		Province of Ontario Canada		1.125	10/07/30	947,841
3,000,000		Province of Ontario Canada		1.600	02/25/31	2,956,161
3,100,000		Province of Quebec Canada		2.625	02/13/23	3,198,389
200,000		Province of Quebec Canada		7.125	02/09/24	230,080
875,000	e	Province of Quebec Canada		2.500	04/09/24	918,497
500,000		Province of Quebec Canada		2.875	10/16/24	533,803
2,500,000		Province of Quebec Canada		1.500	02/11/25	2,566,001
2,000,000		Province of Quebec Canada		0.600	07/23/25	1,979,449
3,500,000		Province of Quebec Canada		2.500	04/20/26	3,732,575
500,000		Province of Quebec Canada		2.750	04/12/27	539,799
201,000		Province of Quebec Canada		7.500	09/15/29	286,621
1,500,000		Province of Quebec Canada		1.350	05/28/30	1,459,614
3,000,000		Province of Quebec Canada		1.900	04/21/31	3,042,051
200,000		Province of Saskatchewan Canada		8.500	07/15/22	212,809
1,600,000		Republic of Italy Government International Bond		6.875	09/27/23	1,793,645
3,000,000		Republic of Italy Government International Bond		0.875	05/06/24	2,992,257
2,000,000		Republic of Italy Government International Bond		2.375	10/17/24	2,075,874
3,000,000		Republic of Italy Government International Bond		1.250	02/17/26	2,955,742
1,500,000		Republic of Italy Government International Bond		2.875	10/17/29	1,554,399
1,599,000		Republic of Italy Government International Bond		5.375	06/15/33	2,008,000
2,000,000		Republic of Italy Government International Bond		4.000	10/17/49	2,207,617
2,000,000		Republic of Italy Government International Bond		3.875	05/06/51	2,162,396
2,000,000		State of Israel		2.500	01/15/30	2,091,503
2,050,000		State of Israel		3.375	01/15/50	2,171,409
2,640,000		Svensk Exportkredit AB		1.625	11/14/22	2,680,691
4,250,000		Svensk Exportkredit AB		2.875	03/14/23	4,408,400
870,000		Svensk Exportkredit AB		1.750	12/12/23	896,163
2,000,000		Svensk Exportkredit AB		0.375	07/30/24	1,987,131
1,000,000		Svensk Exportkredit AB		0.625	05/14/25	993,272
3,000,000		Svensk Exportkredit AB		0.500	08/26/25	2,962,641
7,374,716		Uruguay Government International Bond		4.375	01/23/31	8,526,868
500,000		Uruguay Government International Bond		4.125	11/20/45	582,915
2,063,907		Uruguay Government International Bond		5.100	06/18/50	2,623,288
2,425,000		Uruguay Government International Bond		4.975	04/20/55	3,033,627
		TOTAL FOREIGN GOVERNMENT BONDS				730,844,761

MORTGAGE BACKED - 27.0%
11,534	i	Federal Home Loan Mortgage Corp (FHLMC)	DGS1 + 2.250%	2.375	04/01/35	11,888
2,192	i	FHLMC	DGS1 + 2.125%	2.199	10/01/35	2,192
112

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$27,075	i	FHLMC	DGS1 + 2.255%	2.380%	02/01/36	$28,695
8,905	i	FHLMC	LIBOR 12 M + 1.800%	2.050	07/01/36	9,346
30,812	i	FHLMC	LIBOR 6 M + 1.595%	1.784	09/01/36	31,006
18,730	i	FHLMC	LIBOR 6 M + 1.805%	1.977	09/01/36	19,574
26,761	i	FHLMC	DGS1 + 2.248%	2.362	09/01/36	27,275
10,576	i	FHLMC	DGS1 + 2.250%	2.363	01/01/37	11,315
1,461	i	FHLMC	LIBOR 12 M + 1.765%	2.140	02/01/37	1,481
1,519	i	FHLMC	DGS1 + 2.250%	2.367	02/01/37	1,625
91,075	i	FHLMC	LIBOR 12 M + 1.828%	2.207	03/01/37	96,668
20,565	i	FHLMC	LIBOR 12 M + 1.619%	1.905	04/01/37	20,643
71,727	i	FHLMC	DGS1 + 2.250%	2.375	04/01/37	76,647
7,374	i	FHLMC	LIBOR 12 M + 2.138%	2.430	05/01/37	7,418
1,445	i	FHLMC	LIBOR 12 M + 1.750%	2.000	06/01/37	1,465
27,804	i	FHLMC	DGS1 + 2.248%	2.364	06/01/37	28,005
28,632	i	FHLMC	LIBOR 6 M + 1.270%	1.468	08/01/37	28,764
40,732	i	FHLMC	LIBOR 12 M + 0.905%	1.264	09/01/37	41,276
2,968	i	FHLMC	LIBOR 6 M + 1.520%	1.734	09/01/37	2,983
205	i	FHLMC	LIBOR 12 M + 1.795%	2.049	09/01/37	206
4,532	i	FHLMC	LIBOR 12 M + 2.058%	2.433	02/01/38	4,542
22,024	i	FHLMC	LIBOR 12 M + 2.055%	2.305	04/01/38	23,475
5,505	i	FHLMC	LIBOR 12 M + 2.004%	2.319	06/01/38	5,554
3,624	i	FHLMC	LIBOR 12 M + 1.625%	1.875	07/01/38	3,789
5,254	i	FHLMC	LIBOR 12 M + 1.861%	2.111	06/01/40	5,259
5,485	i	FHLMC	LIBOR 12 M + 1.880%	2.130	07/01/40	5,506
12,785	i	FHLMC	LIBOR 12 M + 1.890%	2.264	01/01/41	12,954
3,218	i	FHLMC	LIBOR 12 M + 1.880%	2.130	05/01/41	3,229
93,664	i	FHLMC	LIBOR 12 M + 1.854%	2.238	08/01/41	95,160
68,932	i	FHLMC	LIBOR 12 M + 1.750%	2.136	09/01/41	72,566
13,152	i	FHLMC	LIBOR 12 M + 1.860%	2.360	10/01/41	13,890
17,181,980		FHLMC		3.000	11/01/49	18,382,554
16,263,576		FHLMC		3.000	11/01/49	17,290,020
33,092,445		FHLMC		3.000	02/01/50	35,235,769
25,607,982		FHLMC		3.500	04/01/50	27,512,248
13,781,130		FHLMC		3.500	07/01/50	14,582,082
11,086		Federal Home Loan Mortgage Corp Gold (FGLMC)		3.000	12/01/21	11,654
378		FGLMC		5.000	10/01/22	394
301		FGLMC		6.000	11/01/22	306
7,158		FGLMC		5.000	04/01/23	7,459
500		FGLMC		4.500	05/01/23	524
7,399		FGLMC		5.000	05/01/23	8,117
2,010		FGLMC		5.000	10/01/23	2,095
1,059		FGLMC		5.500	10/01/23	1,181
2,348		FGLMC		5.000	11/01/23	2,574
4,767		FGLMC		5.000	03/01/24	5,228
960		FGLMC		4.500	04/01/24	1,006
491		FGLMC		4.500	05/01/24	515
3,417		FGLMC		4.500	06/01/24	3,582
32,552		FGLMC		4.000	07/01/24	34,484
13,971		FGLMC		4.000	07/01/24	14,804
2,816		FGLMC		5.500	07/01/24	2,889
27,237		FGLMC		4.000	08/01/24	28,853
5,123		FGLMC		4.500	09/01/24	5,380
2,602		FGLMC		4.500	09/01/24	2,730
1,558		FGLMC		4.500	09/01/24	1,637
113

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,766	FGLMC	5.500%	09/01/24	$1,970
41,317	FGLMC	4.000	10/01/24	43,776
1,231	FGLMC	4.500	10/01/24	1,291
6,094	FGLMC	4.500	10/01/24	6,582
1,207	FGLMC	4.500	11/01/24	1,271
6,267	FGLMC	4.500	12/01/24	6,622
2,137	FGLMC	4.500	02/01/25	2,240
58,397	FGLMC	4.000	03/01/25	61,881
1,735	FGLMC	4.500	06/01/25	1,823
3,832	FGLMC	4.500	07/01/25	4,068
90,587	FGLMC	3.500	10/01/25	96,724
36,545	FGLMC	4.000	10/01/25	38,729
146,125	FGLMC	3.500	11/01/25	156,009
85,231	FGLMC	3.500	11/01/25	90,967
37,837	FGLMC	3.500	12/01/25	40,397
20,826	FGLMC	3.000	01/01/26	21,937
307,242	FGLMC	3.500	01/01/26	328,046
23,346	FGLMC	4.000	04/01/26	24,773
54,599	FGLMC	4.000	05/01/26	58,019
12,961	FGLMC	5.500	07/01/26	14,473
148,077	FGLMC	4.000	08/01/26	157,223
1,266	FGLMC	6.000	08/01/26	1,419
52,097	FGLMC	3.000	09/01/26	54,873
160,292	FGLMC	3.000	10/01/26	168,884
223,925	FGLMC	3.500	10/01/26	239,149
5,410	FGLMC	5.000	10/01/26	5,937
1,777	FGLMC	5.500	10/01/26	1,984
907,349	FGLMC	3.000	02/01/27	957,552
592,775	FGLMC	2.500	05/01/27	620,449
642,486	FGLMC	2.500	11/01/27	672,594
25,753	FGLMC	6.000	12/01/27	28,891
513,282	FGLMC	2.500	01/01/28	537,370
1,323,658	FGLMC	2.500	03/01/28	1,385,812
37,117	FGLMC	5.000	03/01/28	40,792
754,859	FGLMC	2.500	05/01/28	790,286
3,851	FGLMC	5.500	05/01/28	4,310
2,258,980	FGLMC	2.500	07/01/28	2,369,946
1,823,680	FGLMC	2.500	07/01/28	1,908,484
482,610	FGLMC	3.000	10/01/28	509,441
26,719	FGLMC	5.500	01/01/29	29,899
1,727	FGLMC	6.500	01/01/29	1,941
3,406	FGLMC	4.000	02/01/29	3,649
1,043,609	FGLMC	3.500	03/01/29	1,119,948
278	FGLMC	6.500	03/01/29	314
1,898,591	FGLMC	3.000	07/01/29	2,004,121
7,627	FGLMC	6.500	07/01/29	8,569
7,608	FGLMC	5.000	12/01/29	8,438
5,314,809	FGLMC	2.500	05/01/30	5,564,169
12,890	FGLMC	4.000	08/01/30	13,895
114,102	FGLMC	4.500	01/01/31	124,525
204	FGLMC	8.000	01/01/31	207
92,199	FGLMC	4.000	03/01/31	100,143
12,008	FGLMC	4.000	05/01/31	13,042
114

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$85,764	FGLMC	4.500%	05/01/31	$93,618
44,045	FGLMC	4.000	06/01/31	47,841
97,539	FGLMC	4.000	08/01/31	105,771
111,900	FGLMC	4.000	09/01/31	121,547
1,839	FGLMC	6.500	09/01/31	2,074
3,809	FGLMC	8.000	09/01/31	4,276
55,641	FGLMC	3.500	11/01/31	59,162
8,401,038	FGLMC	2.500	12/01/31	8,795,864
35,329	FGLMC	7.000	12/01/31	40,025
8,493	FGLMC	6.500	01/01/32	9,766
20,781	FGLMC	6.000	02/01/32	24,348
932,783	FGLMC	3.000	03/01/32	995,686
8,762	FGLMC	7.000	04/01/32	10,083
7,219	FGLMC	6.500	05/01/32	8,111
633,454	FGLMC	3.500	09/01/32	678,986
4,653	FGLMC	5.500	11/01/32	5,363
8,199,338	FGLMC	3.000	01/01/33	8,666,036
6,750	FGLMC	6.000	02/01/33	7,809
23,571	FGLMC	5.000	03/01/33	26,768
14,620	FGLMC	6.000	03/01/33	16,443
17,084	FGLMC	6.000	03/01/33	19,197
15,074	FGLMC	5.000	04/01/33	16,657
3,206	FGLMC	6.000	04/01/33	3,756
178,151	FGLMC	5.000	06/01/33	196,632
60,535	FGLMC	5.500	06/01/33	69,771
30,640,207	FGLMC	2.500	07/01/33	32,030,926
1,251,837	FGLMC	3.500	07/01/33	1,355,581
24,795	FGLMC	4.500	07/01/33	27,587
3,495,897	FGLMC	4.000	08/01/33	3,719,016
2,010	FGLMC	5.000	08/01/33	2,264
8,478	FGLMC	6.500	08/01/33	9,708
81,132	FGLMC	5.000	09/01/33	92,844
34,552	FGLMC	5.500	09/01/33	39,089
64,948	FGLMC	5.500	09/01/33	74,840
12,206	FGLMC	5.500	09/01/33	13,794
34,513	FGLMC	5.500	09/01/33	38,906
18,875	FGLMC	4.000	10/01/33	20,633
4,476	FGLMC	5.000	10/01/33	5,104
64,023	FGLMC	5.500	10/01/33	73,188
3,220,084	FGLMC	3.500	11/01/33	3,449,983
42,606	FGLMC	5.500	12/01/33	49,106
14,241	FGLMC	5.500	12/01/33	16,438
178,062	FGLMC	7.000	12/01/33	204,115
132,643	FGLMC	5.000	01/01/34	151,022
956,423	FGLMC	3.000	02/01/34	1,009,527
3,121	FGLMC	5.500	02/01/34	3,600
15,726	FGLMC	5.000	03/01/34	17,833
18,638	FGLMC	5.500	03/01/34	21,513
56,720	FGLMC	5.000	05/01/34	64,746
19,454	FGLMC	4.500	06/01/34	21,647
43,661	FGLMC	5.000	06/01/34	49,830
14,422	FGLMC	5.500	06/01/34	16,690
7,431	FGLMC	6.000	06/01/34	8,593
29,922	FGLMC	6.000	09/01/34	34,965
115

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,217,493	FGLMC	3.500%	10/01/34	$2,396,251
4,344	FGLMC	5.000	11/01/34	4,953
127,142	FGLMC	5.500	11/01/34	146,130
163,764	FGLMC	5.000	12/01/34	186,794
32,128	FGLMC	5.500	12/01/34	37,070
3,644	FGLMC	5.500	12/01/34	4,076
2,198	FGLMC	5.500	01/01/35	2,549
1,196	FGLMC	5.500	01/01/35	1,384
21,411	FGLMC	5.500	01/01/35	24,892
55,091	FGLMC	4.500	04/01/35	61,274
8,286	FGLMC	6.000	05/01/35	9,793
72,181	FGLMC	6.000	05/01/35	82,543
50,864	FGLMC	7.000	05/01/35	57,576
7,849	FGLMC	5.500	06/01/35	9,099
11,832	FGLMC	5.500	06/01/35	13,707
4,443	FGLMC	5.000	07/01/35	5,053
210,573	FGLMC	5.000	07/01/35	240,315
255,221	FGLMC	5.000	08/01/35	291,348
13,535	FGLMC	5.500	08/01/35	15,141
78,248	FGLMC	6.000	08/01/35	87,862
3,610	FGLMC	4.500	09/01/35	4,020
44,689	FGLMC	5.000	10/01/35	51,017
22,398	FGLMC	5.000	10/01/35	25,570
18,250	FGLMC	5.000	10/01/35	20,599
137,101	FGLMC	5.500	10/01/35	153,419
36,820	FGLMC	5.000	12/01/35	41,573
4,597	FGLMC	5.000	12/01/35	5,246
19,972	FGLMC	6.000	01/01/36	23,559
9,071	FGLMC	5.000	02/01/36	10,348
3,678	FGLMC	5.000	02/01/36	4,195
3,683	FGLMC	6.000	02/01/36	4,350
37,254	FGLMC	5.500	04/01/36	42,622
9,605	FGLMC	5.500	05/01/36	11,155
159,120	FGLMC	6.000	06/01/36	188,057
43,269	FGLMC	5.000	07/01/36	49,367
74,538	FGLMC	6.000	07/01/36	88,065
8,396	FGLMC	6.000	08/01/36	9,849
6,378	FGLMC	6.000	09/01/36	7,170
162,705	FGLMC	5.500	10/01/36	189,181
70,803	FGLMC	5.500	10/01/36	82,163
13,243	FGLMC	6.500	10/01/36	15,089
7,194	FGLMC	5.500	11/01/36	8,379
17,685	FGLMC	6.000	11/01/36	20,903
100,925	FGLMC	6.000	12/01/36	119,295
136,659	FGLMC	5.500	03/01/37	159,233
49,739	FGLMC	6.000	03/01/37	58,350
7,409	FGLMC	6.500	03/01/37	8,479
49,626	FGLMC	5.500	04/01/37	57,885
6,650	FGLMC	5.000	05/01/37	7,487
5,644	FGLMC	5.000	06/01/37	6,360
22,106	FGLMC	5.500	06/01/37	25,794
5,553,866	FGLMC	3.000	07/01/37	5,875,232
84,907	FGLMC	6.000	07/01/37	99,611
116

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$51,726	FGLMC	6.000%	08/01/37	$61,144
14,836	FGLMC	6.000	09/01/37	17,538
133,351	FGLMC	5.500	10/01/37	150,219
4,090	FGLMC	6.000	11/01/37	4,811
51,611	FGLMC	6.500	11/01/37	61,072
19,178	FGLMC	6.000	01/01/38	22,661
6,806	FGLMC	6.000	02/01/38	7,985
56,590	FGLMC	6.000	02/01/38	66,892
254,922	FGLMC	5.000	03/01/38	291,184
92,502	FGLMC	5.000	03/01/38	105,760
10,636	FGLMC	5.000	04/01/38	12,331
110,466	FGLMC	5.000	04/01/38	126,395
113,106	FGLMC	5.500	04/01/38	129,340
26,435	FGLMC	5.500	05/01/38	30,868
3,007	FGLMC	5.500	06/01/38	3,510
3,966	FGLMC	6.000	07/01/38	4,474
16,046	FGLMC	5.500	08/01/38	18,645
99,654	FGLMC	5.500	08/01/38	116,281
12,491	FGLMC	5.000	09/01/38	14,281
172,735	FGLMC	5.500	09/01/38	201,535
62,158	FGLMC	5.500	09/01/38	72,537
3,266	FGLMC	5.500	10/01/38	3,814
63,991	FGLMC	6.000	11/01/38	75,304
452,177	FGLMC	5.500	01/01/39	527,861
299,173	FGLMC	4.500	02/01/39	334,347
174,738	FGLMC	5.000	02/01/39	199,765
12,728	FGLMC	5.500	02/01/39	14,836
439	FGLMC	4.500	03/01/39	476
75,453	FGLMC	5.000	03/01/39	86,336
9,085	FGLMC	6.000	03/01/39	10,712
13,745	FGLMC	4.500	04/01/39	15,458
488,012	FGLMC	4.500	04/01/39	542,486
110,915	FGLMC	4.000	05/01/39	122,320
2,825	FGLMC	4.500	05/01/39	3,157
1,604,991	FGLMC	4.500	05/01/39	1,800,009
71,873	FGLMC	4.500	05/01/39	80,607
144,927	FGLMC	4.500	05/01/39	162,523
68,054	FGLMC	5.000	05/01/39	77,710
140,047	FGLMC	4.000	06/01/39	154,208
722,500	FGLMC	4.500	06/01/39	810,291
23,640	FGLMC	4.500	06/01/39	26,513
11,824	FGLMC	5.000	06/01/39	13,529
4,789	FGLMC	5.500	06/01/39	5,583
227,326	FGLMC	4.000	07/01/39	250,702
89,355	FGLMC	4.500	07/01/39	100,213
17,133	FGLMC	4.500	07/01/39	19,148
6,930	FGLMC	4.500	07/01/39	7,691
60,715	FGLMC	5.000	07/01/39	69,470
104,600	FGLMC	5.500	07/01/39	120,534
7,865	FGLMC	4.500	08/01/39	8,789
18,252	FGLMC	5.000	08/01/39	20,763
140,438	FGLMC	4.000	09/01/39	155,158
473,219	FGLMC	5.000	09/01/39	540,720
163,792	FGLMC	5.000	09/01/39	187,418
117

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,403	FGLMC	5.500%	09/01/39	$1,578
202,698	FGLMC	6.500	09/01/39	230,149
32,035	FGLMC	4.500	10/01/39	36,027
52,390	FGLMC	4.500	10/01/39	58,921
60,461	FGLMC	4.500	10/01/39	67,570
28,537	FGLMC	5.000	10/01/39	32,654
12,431	FGLMC	4.000	11/01/39	13,752
39,453	FGLMC	4.500	11/01/39	44,092
15,754	FGLMC	5.000	11/01/39	18,027
43,931	FGLMC	4.500	12/01/39	49,271
80,562	FGLMC	4.500	12/01/39	90,024
34,176	FGLMC	4.500	12/01/39	37,993
143,110	FGLMC	4.500	12/01/39	158,534
68,288	FGLMC	5.500	12/01/39	79,717
99,529	FGLMC	4.500	01/01/40	111,623
8,875	FGLMC	5.000	01/01/40	10,155
10,907	FGLMC	5.500	01/01/40	12,618
30,368	FGLMC	5.500	03/01/40	35,448
359,624	FGLMC	4.000	04/01/40	394,751
18,072	FGLMC	4.500	04/01/40	20,197
57,969	FGLMC	4.500	04/01/40	64,445
46,327	FGLMC	5.000	04/01/40	53,010
112,080	FGLMC	5.000	04/01/40	127,147
378,046	FGLMC	6.000	04/01/40	444,705
957,779	FGLMC	4.500	05/01/40	1,064,766
491,520	FGLMC	5.000	05/01/40	555,870
3,376	FGLMC	4.500	06/01/40	3,786
309,685	FGLMC	5.500	06/01/40	360,843
518,744	FGLMC	4.500	07/01/40	581,739
9,027	FGLMC	4.500	08/01/40	10,088
92,379	FGLMC	5.000	08/01/40	104,754
247,273	FGLMC	5.000	08/01/40	281,805
24,947	FGLMC	5.000	08/01/40	28,544
1,542,001	FGLMC	5.500	08/01/40	1,797,889
124,240	FGLMC	4.000	09/01/40	137,016
1,638,060	FGLMC	4.000	11/01/40	1,809,366
1,035,383	FGLMC	4.000	12/01/40	1,141,798
153,725	FGLMC	3.500	01/01/41	166,497
250,676	FGLMC	3.500	01/01/41	271,415
151,273	FGLMC	4.000	01/01/41	166,819
156,383	FGLMC	3.500	02/01/41	170,335
569,178	FGLMC	4.000	02/01/41	626,377
187,628	FGLMC	4.000	02/01/41	205,936
969,520	FGLMC	4.000	04/01/41	1,070,757
174,192	FGLMC	4.500	04/01/41	194,647
39,201	FGLMC	5.000	04/01/41	44,539
158,391	FGLMC	4.500	05/01/41	177,021
199,174	FGLMC	4.500	06/01/41	223,334
466,247	FGLMC	3.500	10/01/41	506,238
431,809	FGLMC	5.000	10/01/41	493,447
613,889	FGLMC	3.500	11/01/41	665,019
247,380	FGLMC	4.500	12/01/41	274,812
2,077,978	FGLMC	3.500	01/01/42	2,250,916
118

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$616,790	FGLMC	3.500%	02/01/42	$668,122
648,793	FGLMC	3.500	04/01/42	702,556
1,616,588	FGLMC	4.000	05/01/42	1,779,246
5,257,354	FGLMC	4.500	05/01/42	5,887,896
1,134,892	FGLMC	3.500	07/01/42	1,236,249
250,063	FGLMC	3.000	08/01/42	266,031
1,836,742	FGLMC	3.000	10/01/42	1,961,642
1,289,957	FGLMC	3.000	10/01/42	1,377,734
567,096	FGLMC	3.500	12/01/42	616,048
1,837,960	FGLMC	2.500	01/01/43	1,914,337
3,618,316	FGLMC	3.000	01/01/43	3,863,990
5,412,153	FGLMC	3.000	04/01/43	5,778,837
13,710,834	FGLMC	3.000	04/01/43	14,639,071
1,648,356	FGLMC	3.500	05/01/43	1,790,539
2,237,797	FGLMC	3.000	08/01/43	2,388,848
1,567,795	FGLMC	3.000	08/01/43	1,673,702
1,663,390	FGLMC	3.500	08/01/43	1,806,865
655,174	FGLMC	4.500	10/01/43	726,172
846,246	FGLMC	4.000	11/01/43	931,868
1,564,084	FGLMC	3.500	02/01/44	1,691,343
1,281,969	FGLMC	4.000	02/01/44	1,411,462
8,923,991	FGLMC	4.000	02/01/44	9,825,729
578,984	FGLMC	4.000	04/01/44	635,482
727,251	FGLMC	4.500	05/01/44	805,697
1,314,392	FGLMC	4.000	06/01/44	1,441,788
1,988,711	FGLMC	4.000	08/01/44	2,181,288
1,467,278	FGLMC	3.500	09/01/44	1,580,831
2,086,841	FGLMC	3.500	11/01/44	2,247,038
2,791,585	FGLMC	3.500	12/01/44	3,002,969
1,665,473	FGLMC	3.500	01/01/45	1,800,413
3,354,623	FGLMC	3.000	02/01/45	3,549,483
4,283,786	FGLMC	3.500	03/01/45	4,612,085
2,546,278	FGLMC	4.000	03/01/45	2,806,133
1,613,739	FGLMC	3.000	04/01/45	1,707,631
3,341,130	FGLMC	3.500	04/01/45	3,607,485
8,778,738	FGLMC	3.500	07/01/45	9,468,666
7,055,254	FGLMC	4.500	07/01/45	7,803,725
17,810,575	FGLMC	3.000	08/01/45	19,009,505
14,266,164	FGLMC	3.500	10/01/45	15,576,172
2,825,001	FGLMC	4.000	11/01/45	3,081,218
5,278,728	FGLMC	3.500	12/01/45	5,673,249
11,970,485	FGLMC	3.000	03/01/46	12,656,055
4,007,788	FGLMC	3.500	03/01/46	4,306,427
2,126,252	FGLMC	4.000	03/01/46	2,315,964
8,769,494	FGLMC	3.000	04/01/46	9,271,861
9,322,604	FGLMC	3.500	05/01/46	10,073,513
6,583,661	FGLMC	3.500	08/01/46	7,087,598
13,106,234	FGLMC	3.000	09/01/46	13,902,488
5,648,622	FGLMC	4.000	09/01/46	6,116,737
4,748,018	FGLMC	3.000	11/01/46	5,029,810
16,645,150	FGLMC	3.000	11/01/46	17,528,995
5,387,384	FGLMC	3.000	11/01/46	5,691,017
3,327,100	FGLMC	3.000	12/01/46	3,516,036
4,537,230	FGLMC	3.500	12/01/46	4,844,431
119

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$7,653,955	FGLMC	3.000%	02/01/47	$8,155,493
2,695,911	FGLMC	3.500	02/01/47	2,878,955
2,344,572	FGLMC	4.000	02/01/47	2,536,665
3,892,521	FGLMC	3.500	05/01/47	4,139,374
2,802,877	FGLMC	3.000	08/01/47	2,963,680
3,697,522	FGLMC	3.000	11/01/47	3,893,857
5,889,916	FGLMC	3.000	12/01/47	6,185,498
16,014,595	FGLMC	3.000	01/01/48	17,093,855
6,271,945	FGLMC	3.000	02/01/48	6,580,131
5,398,373	FGLMC	3.500	03/01/48	5,751,528
4,632,027	FGLMC	3.500	05/01/48	4,908,986
3,537,095	FGLMC	4.000	05/01/48	3,806,160
4,776,330	FGLMC	3.500	07/01/48	5,066,098
5,377,499	FGLMC	4.000	07/01/48	5,771,890
9,858,202	FGLMC	4.000	08/01/48	10,569,428
2,010,350	FGLMC	4.500	09/01/48	2,169,276
7,655,763	FGLMC	4.000	10/01/48	8,191,129
4,860,335	FGLMC	4.500	12/01/48	5,250,480
2,734,234	FGLMC	4.500	02/01/49	2,956,970
6,136,052	FGLMC	3.500	05/01/49	6,486,397
19	Federal National Mortgage Association (FNMA)	5.500	11/01/21	19
751	FNMA	5.500	10/01/22	760
391	FNMA	6.000	10/01/22	398
196	FNMA	5.000	03/01/23	204
5,721	FNMA	4.500	06/01/23	5,984
907	FNMA	5.000	06/01/23	945
1,330	FNMA	5.500	06/01/23	1,484
728	FNMA	5.000	07/01/23	758
11,910	FNMA	5.000	07/01/23	12,413
1,226	FNMA	5.500	08/01/23	1,259
2,913	FNMA	5.000	11/01/23	3,192
4	FNMA	5.500	11/01/23	4
2,565	FNMA	5.500	01/01/24	2,583
3,567	FNMA	5.500	02/01/24	3,979
14,247	FNMA	4.000	03/01/24	15,089
1,185	FNMA	4.500	04/01/24	1,243
57,354	FNMA	4.000	05/01/24	60,739
17,110	FNMA	4.000	05/01/24	18,120
1,506	FNMA	4.000	06/01/24	1,595
1,992	FNMA	4.500	07/01/24	2,088
2,154	FNMA	5.500	07/01/24	2,403
48	FNMA	8.000	07/01/24	52
11,628	FNMA	4.500	08/01/24	12,180
11,225	FNMA	4.000	09/01/24	11,890
42,184	FNMA	4.000	09/01/24	44,700
4,414	FNMA	4.500	09/01/24	4,637
108,668	FNMA	4.500	10/01/24	114,051
6,315	FNMA	5.000	01/01/25	6,934
8,658	FNMA	4.500	02/01/25	9,116
60,612	FNMA	4.500	03/01/25	63,703
1,239	FNMA	4.500	03/01/25	1,298
29,483	FNMA	5.000	03/01/25	32,373
17,672	FNMA	4.500	04/01/25	18,556
120

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$44,542	FNMA	4.500%	04/01/25	$46,911
217,436	FNMA	4.000	05/01/25	230,382
86,375	FNMA	4.000	06/01/25	91,535
45,744	FNMA	4.500	06/01/25	48,214
25,401	FNMA	4.000	08/01/25	26,920
13,674	FNMA	5.500	08/01/25	15,413
87,236	FNMA	3.500	09/01/25	93,050
108,973	FNMA	4.000	09/01/25	115,412
190,073	FNMA	3.500	10/01/25	202,904
161,120	FNMA	3.500	10/01/25	172,036
69,595	FNMA	5.000	10/01/25	76,403
109,033	FNMA	4.000	11/01/25	115,592
165,646	FNMA	3.500	12/01/25	176,839
125,522	FNMA	3.500	02/01/26	133,993
776,278	FNMA	3.500	02/01/26	828,607
39,776	FNMA	4.000	03/01/26	42,259
116,206	FNMA	4.000	06/01/26	123,343
108,327	FNMA	3.500	08/01/26	115,573
83,239	FNMA	3.500	09/01/26	88,897
45,950	FNMA	4.000	09/01/26	48,834
145,927	FNMA	3.500	10/01/26	155,807
3,085	FNMA	6.000	10/01/26	3,459
198,606	FNMA	3.000	11/01/26	209,034
173,692	FNMA	3.000	12/01/26	182,947
479,160	FNMA	3.000	01/01/27	504,696
485,777	FNMA	4.000	01/01/27	514,980
339,368	FNMA	3.500	02/01/27	363,076
596,630	FNMA	3.000	04/01/27	629,516
383,598	FNMA	3.000	04/01/27	404,700
224,984	FNMA	3.500	05/01/27	241,287
243,196	FNMA	2.500	06/01/27	254,347
753,921	FNMA	3.000	06/01/27	795,649
287,209	FNMA	2.500	07/01/27	300,570
629,484	FNMA	2.500	09/01/27	658,863
7,928	FNMA	5.500	09/01/27	8,850
1,033,634	FNMA	2.500	10/01/27	1,081,851
648,422	FNMA	3.000	11/01/27	683,831
1,347	FNMA	5.500	01/01/28	1,514
2,656,963	FNMA	2.500	02/01/28	2,787,460
2,075,012	FNMA	2.500	02/01/28	2,171,902
980	FNMA	5.000	02/01/28	1,082
1,540,717	FNMA	2.500	04/01/28	1,612,658
2,271,449	FNMA	2.500	04/01/28	2,377,551
5,897	FNMA	5.500	06/01/28	6,599
628,469	FNMA	2.500	07/01/28	657,787
1,274,889	FNMA	2.500	08/01/28	1,334,370
1,539,433	FNMA	3.000	10/01/28	1,624,142
1,001	FNMA	5.500	11/01/28	1,120
6	FNMA	7.500	01/01/29	6
2,052,551	FNMA	3.000	03/01/29	2,165,706
8,199	FNMA	4.000	03/01/29	8,781
7,626,685	FNMA	3.000	04/01/29	8,078,044
29,858	FNMA	4.500	04/01/29	32,284
22,163	FNMA	4.000	05/01/29	23,738
121

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$11,583	FNMA	4.500%	06/01/29	$12,523
4,099	FNMA	4.000	07/01/29	4,411
77,547	FNMA	4.500	08/01/29	83,837
9,674,411	FNMA	3.500	09/01/29	10,445,012
15,499	FNMA	4.500	09/01/29	16,745
17,098	FNMA	4.500	11/01/29	18,512
4,286	FNMA	4.500	01/01/30	4,676
1,167,195	FNMA	2.500	02/01/30	1,221,439
9,741	FNMA	4.000	03/01/30	10,504
4,394	FNMA	4.500	05/01/30	4,794
6,285	FNMA	4.500	06/01/30	6,859
2,819,121	FNMA	3.000	07/01/30	2,981,636
57,068	FNMA	4.500	08/01/30	62,273
12,844	FNMA	4.000	09/01/30	13,853
87,647	FNMA	4.000	10/01/30	94,517
719,430	FNMA	4.000	11/01/30	775,965
129,842	FNMA	4.000	11/01/30	140,969
27,203	FNMA	4.500	12/01/30	29,685
2,438,679	FNMA	3.000	02/01/31	2,577,027
39,580	FNMA	3.500	02/01/31	42,448
44,163	FNMA	4.000	02/01/31	47,961
436	FNMA	7.500	03/01/31	513
3,103,095	FNMA	2.500	04/01/31	3,247,410
118,723	FNMA	3.500	04/01/31	126,167
13,877	FNMA	4.000	04/01/31	15,070
2,765,755	FNMA	3.000	05/01/31	2,925,969
1,396	FNMA	6.000	05/01/31	1,633
3,350,766	FNMA	2.500	06/01/31	3,506,888
605,935	FNMA	4.500	07/01/31	671,459
73,257	FNMA	4.500	07/01/31	79,943
421,526	FNMA	4.000	08/01/31	457,790
4,267,358	FNMA	2.500	09/01/31	4,466,309
2,332,148	FNMA	3.000	09/01/31	2,465,917
27,005	FNMA	4.000	09/01/31	29,329
280	FNMA	6.500	09/01/31	315
14,607	FNMA	6.000	11/01/31	17,109
2,009	FNMA	6.500	11/01/31	2,290
4,538,916	FNMA	2.500	12/01/31	4,750,788
759,037	FNMA	3.500	01/01/32	806,861
5,114	FNMA	6.000	01/01/32	5,990
760	FNMA	6.000	01/01/32	851
315,445	FNMA	3.500	02/01/32	335,315
3,311	FNMA	6.000	02/01/32	3,852
3,069,431	FNMA	3.000	03/01/32	3,243,398
16,435	FNMA	6.500	04/01/32	19,193
10,760,774	FNMA	3.000	06/01/32	11,369,428
29,669	FNMA	6.500	07/01/32	33,630
5,713	FNMA	6.500	08/01/32	6,465
352,143	FNMA	3.000	09/01/32	374,798
5,193	FNMA	7.500	09/01/32	5,352
1,047,717	FNMA	3.000	10/01/32	1,108,740
26,702	FNMA	5.500	10/01/32	30,662
7,404	FNMA	6.000	11/01/32	8,670
122

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$6,938,391	FNMA	3.000%	12/01/32	$7,331,586
12,283	FNMA	5.500	12/01/32	14,147
441	FNMA	5.500	12/01/32	493
11,644	FNMA	6.000	12/01/32	13,467
70,350	FNMA	5.500	01/01/33	80,949
150,330	FNMA	6.000	01/01/33	175,989
61,715	FNMA	5.000	02/01/33	69,975
3,095	FNMA	5.000	02/01/33	3,413
765,513	FNMA	3.000	04/01/33	817,159
862,490	FNMA	3.500	04/01/33	929,491
3,589	FNMA	6.000	04/01/33	4,180
4,948,309	FNMA	3.500	05/01/33	5,313,789
452,187	FNMA	5.500	05/01/33	514,897
26,061	FNMA	5.000	06/01/33	29,615
54,393	FNMA	5.500	06/01/33	62,671
7,299	FNMA	4.500	07/01/33	7,970
30,874	FNMA	5.000	07/01/33	35,146
47,942	FNMA	4.500	08/01/33	52,697
3,684	FNMA	4.500	08/01/33	3,983
9,243	FNMA	5.000	08/01/33	10,526
22,974	FNMA	5.500	09/01/33	25,671
62,870	FNMA	5.500	09/01/33	70,307
6,818	FNMA	6.000	09/01/33	7,724
71,411	FNMA	4.500	10/01/33	79,408
11,416	FNMA	5.000	10/01/33	13,002
5,267	FNMA	5.000	10/01/33	5,828
109,973	FNMA	5.500	10/01/33	123,729
235,741	FNMA	5.500	10/01/33	270,984
3,655	FNMA	4.500	11/01/33	4,062
14,416	FNMA	5.000	11/01/33	16,411
986,922	FNMA	5.000	11/01/33	1,123,187
111,706	FNMA	5.000	12/01/33	126,892
129,663	FNMA	5.500	12/01/33	148,978
1,429,536	FNMA	3.000	01/01/34	1,522,557
44,518	FNMA	5.000	02/01/34	49,681
193,924	FNMA	6.000	02/01/34	222,166
4,632	FNMA	5.000	03/01/34	5,265
262,932	FNMA	5.000	03/01/34	298,962
11,143	FNMA	5.000	03/01/34	12,664
5,996	FNMA	5.000	03/01/34	6,809
13,099	FNMA	5.000	03/01/34	14,633
3,882	FNMA	5.000	03/01/34	4,411
37,636	FNMA	5.000	04/01/34	42,884
39,994	FNMA	5.500	04/01/34	45,707
17,762	FNMA	4.500	05/01/34	19,633
8,031	FNMA	4.500	05/01/34	8,820
9,104	FNMA	5.500	07/01/34	10,529
13,968	FNMA	5.500	07/01/34	16,154
13,447	FNMA	7.000	07/01/34	15,356
106,071	FNMA	5.000	08/01/34	120,837
11,567	FNMA	5.000	08/01/34	13,153
63,209	FNMA	6.000	08/01/34	72,829
11,130	FNMA	6.000	08/01/34	13,019
12,178,503	FNMA	3.500	09/01/34	13,048,124
123

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$6,823		FNMA		4.500%	09/01/34	$7,586
222,355		FNMA		5.500	09/01/34	257,101
9,299,370		FNMA		2.500	11/01/34	9,702,143
2,076		FNMA		5.500	11/01/34	2,405
8,849		FNMA		6.000	11/01/34	9,934
13,050,642		FNMA		2.500	12/01/34	13,619,766
19,820,056		FNMA		3.000	12/01/34	20,912,250
3,336		FNMA		5.000	12/01/34	3,797
2,028		FNMA		5.500	12/01/34	2,348
9,200		FNMA		6.000	12/01/34	10,509
298,888		FNMA		4.500	01/01/35	331,854
28,360		FNMA		5.500	01/01/35	32,398
10,700,369		FNMA		3.500	02/01/35	11,461,479
658,903		FNMA		5.500	02/01/35	760,659
29,792		FNMA		5.500	02/01/35	34,496
8,465,138		FNMA		2.500	03/01/35	8,831,155
112,144		FNMA		5.500	04/01/35	125,421
28,073		FNMA		6.000	04/01/35	32,510
27,025		FNMA		6.000	04/01/35	31,073
10,743,797		FNMA		2.500	05/01/35	11,210,691
9,857,077		FNMA		3.000	05/01/35	10,403,934
34,982		FNMA		6.000	05/01/35	40,633
11,108		FNMA		5.000	06/01/35	12,653
1,546	i	FNMA	LIBOR 12 M + 1.570%	1.820	07/01/35	1,562
32,689		FNMA		5.000	07/01/35	37,212
2,897,692		FNMA		3.000	08/01/35	3,088,950
70,393		FNMA		4.500	08/01/35	78,228
68,787		FNMA		5.000	08/01/35	77,770
48,929		FNMA		5.000	08/01/35	55,793
2,579		FNMA		4.500	09/01/35	2,869
3,201		FNMA		4.500	09/01/35	3,559
8,278		FNMA		5.500	09/01/35	9,578
10,589,438		FNMA		2.500	10/01/35	11,031,853
21,039		FNMA		5.000	10/01/35	23,124
104,087		FNMA		5.500	10/01/35	120,428
20,804,190		FNMA		1.500	11/01/35	21,024,588
19,934,982		FNMA		2.000	11/01/35	20,547,392
11,385,947		FNMA		2.500	11/01/35	11,887,464
102,245		FNMA		5.500	11/01/35	118,651
8,132,558		FNMA		2.000	12/01/35	8,382,393
27,325,106		FNMA		1.500	01/01/36	27,614,586
3,583,432		FNMA		3.500	01/01/36	3,861,187
31,077	i	FNMA	LIBOR 12 M + 1.535%	1.910	02/01/36	31,417
234,099		FNMA		5.000	02/01/36	267,101
18,430,767		FNMA		1.500	03/01/36	18,626,021
92,284,449		FNMA		2.000	03/01/36	95,119,459
100,606		FNMA		6.000	03/01/36	117,591
9,460,839		FNMA		1.500	04/01/36	9,561,066
9,619,806		FNMA		1.000	05/01/36	9,455,050
28,834,165		FNMA		1.500	05/01/36	29,139,631
52,679,314		FNMA		2.000	05/01/36	54,297,640
1,232,491		FNMA		3.500	05/01/36	1,334,257
1,459		FNMA		5.000	05/01/36	1,649
124

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$137,551		FNMA		6.000%	06/01/36	$161,361
16,654	i	FNMA	LIBOR 12 M + 1.595%	1.845	07/01/36	16,787
19,485,105		FNMA		2.000	07/01/36	20,083,694
8,727		FNMA		6.000	07/01/36	10,027
47,678		FNMA		6.500	07/01/36	53,867
9,127,519		FNMA		3.000	08/01/36	9,676,337
76,878		FNMA		5.500	08/01/36	85,990
103,618		FNMA		6.500	08/01/36	123,075
14,921,723		FNMA		1.500	09/01/36	15,079,802
19,849,349		FNMA		2.000	09/01/36	20,459,128
19,893,685		FNMA		2.500	09/01/36	20,727,866
1,512,666		FNMA		3.000	09/01/36	1,601,629
7,980		FNMA		5.500	09/01/36	9,234
2,984		FNMA		6.500	09/01/36	3,441
9,191		FNMA		6.500	09/01/36	10,759
10,000,000	h	FNMA		2.000	10/01/36	10,307,204
10,000,000		FNMA		2.000	10/01/36	10,307,204
14,030		FNMA		6.000	10/01/36	16,579
3,308,233		FNMA		3.000	11/01/36	3,502,715
6,932		FNMA		6.500	11/01/36	7,990
40,631		FNMA		6.000	12/01/36	48,013
6,543	i	FNMA	LIBOR 12 M + 1.754%	2.129	01/01/37	6,641
18,360		FNMA		5.500	01/01/37	21,394
616	i	FNMA	LIBOR 6 M + 1.460%	1.585	02/01/37	630
127,385		FNMA		5.500	02/01/37	148,131
7,579		FNMA		6.000	02/01/37	8,941
12,048		FNMA		7.000	02/01/37	13,777
2,480	i	FNMA	LIBOR 12 M + 1.809%	2.184	03/01/37	2,495
1,092		FNMA		5.000	03/01/37	1,243
43,630		FNMA		6.500	03/01/37	51,419
43,679		FNMA		6.500	03/01/37	50,032
24,358		FNMA		7.000	04/01/37	28,888
44,232		FNMA		5.000	05/01/37	50,321
1,419		FNMA		7.000	05/01/37	1,494
5,997	i	FNMA	LIBOR 12 M + 1.782%	2.048	06/01/37	6,033
10,136		FNMA		5.500	06/01/37	11,740
12,249		FNMA		5.500	08/01/37	14,221
5,296		FNMA		6.000	08/01/37	6,204
6,645		FNMA		6.500	08/01/37	7,463
14,355		FNMA		5.500	09/01/37	16,051
20,777		FNMA		6.000	09/01/37	24,037
43,618		FNMA		6.000	09/01/37	51,426
22,659		FNMA		6.000	09/01/37	26,750
81,338		FNMA		6.000	09/01/37	95,637
63,649		FNMA		6.000	09/01/37	73,635
4,090		FNMA		6.500	09/01/37	4,594
12,497		FNMA		6.500	09/01/37	14,036
11,469	i	FNMA	DGS1 + 2.275%	2.400	10/01/37	11,552
8,703		FNMA		6.500	10/01/37	9,973
9,693,087		FNMA		3.500	11/01/37	10,329,411
74,589		FNMA		5.500	11/01/37	87,013
156,652		FNMA		6.000	11/01/37	185,121
2,699		FNMA		7.000	11/01/37	2,788
2,854,483		FNMA		3.000	12/01/37	3,012,450
125

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$3,303,168		FNMA		4.000%	01/01/38	$3,580,172
493		FNMA		6.500	01/01/38	556
43,217		FNMA		5.500	02/01/38	49,972
25,697		FNMA		6.500	02/01/38	28,863
11,480		FNMA		7.000	02/01/38	13,701
12,030	i	FNMA	LIBOR 12 M + 1.770%	2.145	03/01/38	12,055
4,517		FNMA		5.000	03/01/38	5,162
2,108		FNMA		5.000	03/01/38	2,410
8,136		FNMA		5.500	03/01/38	9,449
3,411		FNMA		6.000	03/01/38	4,058
5,001		FNMA		6.500	03/01/38	5,832
34,540		FNMA		6.500	03/01/38	38,997
4,907		FNMA		6.500	03/01/38	5,512
135,332		FNMA		5.500	04/01/38	157,910
134,639		FNMA		6.000	04/01/38	157,504
12,295		FNMA		4.500	05/01/38	13,486
490,624		FNMA		5.000	05/01/38	559,183
109,173		FNMA		5.000	05/01/38	124,835
333,023		FNMA		6.000	06/01/38	393,551
566,643		FNMA		6.500	06/01/38	658,468
123,580		FNMA		6.000	07/01/38	146,038
928	i	FNMA	LIBOR 12 M + 1.603%	1.853	08/01/38	970
319	i	FNMA	LIBOR 12 M + 1.750%	2.000	08/01/38	320
365,208		FNMA		6.000	09/01/38	431,584
10,266	i	FNMA	LIBOR 12 M + 1.321%	1.821	10/01/38	10,273
626		FNMA		6.000	10/01/38	706
5,041		FNMA		5.500	11/01/38	5,824
1,725		FNMA		5.000	12/01/38	1,964
358,936		FNMA		5.500	12/01/38	416,074
37,127		FNMA		4.500	01/01/39	41,068
30,578		FNMA		5.000	01/01/39	34,414
1,313,320		FNMA		5.000	01/01/39	1,480,184
61,640		FNMA		5.500	01/01/39	71,922
199,393		FNMA		5.500	01/01/39	232,763
12,808		FNMA		6.000	01/01/39	15,049
1,470		FNMA		6.000	01/01/39	1,650
61,897		FNMA		4.500	02/01/39	68,767
198,431		FNMA		4.500	02/01/39	222,471
101,044		FNMA		4.500	02/01/39	112,870
4,162		FNMA		5.500	02/01/39	4,853
194,726		FNMA		4.000	04/01/39	214,277
9,661		FNMA		5.500	04/01/39	11,106
354,824		FNMA		4.500	05/01/39	397,775
67,731		FNMA		4.500	05/01/39	75,103
191,364		FNMA		4.500	06/01/39	213,639
65,422		FNMA		4.500	06/01/39	73,303
158,404		FNMA		5.500	06/01/39	184,847
4,157	i	FNMA	LIBOR 12 M + 1.835%	2.085	07/01/39	4,389
42,053		FNMA		4.500	07/01/39	47,131
42,646		FNMA		4.500	07/01/39	47,617
4,112		FNMA		5.000	07/01/39	4,660
6,108	i	FNMA	LIBOR 12 M + 1.650%	1.900	08/01/39	6,198
7,477	i	FNMA	LIBOR 12 M + 1.690%	1.940	08/01/39	7,867
126

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$694,812		FNMA		4.000%	08/01/39	$765,824
112,874		FNMA		4.000	08/01/39	124,411
9,782		FNMA		4.500	08/01/39	10,997
501,525		FNMA		4.500	08/01/39	562,249
138,588		FNMA		4.500	08/01/39	154,750
544,694		FNMA		5.000	08/01/39	619,191
4,382		FNMA		5.000	08/01/39	4,951
262,527		FNMA		4.000	09/01/39	288,919
22,460		FNMA		5.000	09/01/39	25,637
115,984		FNMA		5.500	09/01/39	134,365
74,326		FNMA		6.000	09/01/39	87,834
254,523		FNMA		6.500	10/01/39	307,966
13,159		FNMA		5.000	11/01/39	15,052
282,989		FNMA		4.000	12/01/39	311,939
33,593		FNMA		4.500	12/01/39	37,337
65,657		FNMA		4.500	12/01/39	73,318
1,017,121		FNMA		4.500	12/01/39	1,136,161
8,872	i	FNMA	LIBOR 12 M + 1.815%	2.190	01/01/40	9,379
22,086		FNMA		4.500	01/01/40	24,761
26,679		FNMA		5.000	01/01/40	30,517
166,729		FNMA		6.000	02/01/40	197,035
8,293,788		FNMA		2.500	03/01/40	8,568,728
210,042		FNMA		4.500	03/01/40	235,414
106,735		FNMA		4.500	03/01/40	119,189
9,313		FNMA		5.000	03/01/40	10,528
10,553,903		FNMA		2.500	04/01/40	10,900,819
11,544,306		FNMA		3.000	04/01/40	12,108,114
9,801		FNMA		4.500	04/01/40	10,869
358,040		FNMA		5.000	04/01/40	404,806
256,677		FNMA		5.000	04/01/40	291,903
32,942	i	FNMA	LIBOR 12 M + 1.783%	2.085	05/01/40	34,767
17,987	i	FNMA	LIBOR 12 M + 1.864%	2.114	05/01/40	18,313
41,331	i	FNMA	LIBOR 12 M + 1.842%	2.219	05/01/40	43,737
15,129		FNMA		4.500	05/01/40	16,843
9,058,334		FNMA		2.500	06/01/40	9,347,824
23,998		FNMA		4.500	07/01/40	26,799
23,448		FNMA		4.500	07/01/40	26,189
31,780		FNMA		5.000	07/01/40	36,143
9,447	i	FNMA	LIBOR 12 M + 1.805%	2.055	08/01/40	9,460
196,182		FNMA		4.500	08/01/40	218,832
280,921		FNMA		4.500	08/01/40	313,343
209,727		FNMA		5.000	08/01/40	234,593
472,902		FNMA		4.500	09/01/40	528,364
190,081		FNMA		4.500	09/01/40	210,814
461,977		FNMA		6.000	09/01/40	545,009
65,815		FNMA		3.500	10/01/40	71,416
296,979		FNMA		4.000	10/01/40	327,422
694,349		FNMA		4.000	10/01/40	765,191
511,572		FNMA		4.500	10/01/40	571,537
560,547		FNMA		3.500	11/01/40	606,584
624,935		FNMA		4.000	11/01/40	687,952
648,943		FNMA		4.000	11/01/40	716,005
378,056		FNMA		4.000	11/01/40	416,815
74,782		FNMA		4.500	11/01/40	83,838
127

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$17,576,422		FNMA		2.000%	12/01/40	$17,701,845
25,609	i	FNMA	LIBOR 12 M + 1.823%	2.198	12/01/40	25,603
208,104		FNMA		4.000	12/01/40	229,450
1,734,849		FNMA		4.500	12/01/40	1,943,048
19,568		FNMA		3.500	01/01/41	21,172
5,655,627		FNMA		1.500	02/01/41	5,586,114
14,097,093		FNMA		2.000	02/01/41	14,293,397
25,244	i	FNMA	LIBOR 12 M + 1.809%	2.177	02/01/41	26,683
90,148		FNMA		3.500	02/01/41	97,524
570,950		FNMA		4.000	02/01/41	629,079
552,997		FNMA		4.000	03/01/41	609,764
19,307,812		FNMA		2.000	04/01/41	19,520,790
425,349		FNMA		4.500	04/01/41	474,613
489,194		FNMA		4.500	05/01/41	541,591
105,450		FNMA		4.500	05/01/41	118,200
263,927		FNMA		4.500	06/01/41	293,322
58,507	i	FNMA	LIBOR 12 M + 1.787%	2.046	07/01/41	61,706
364,818		FNMA		4.500	07/01/41	407,606
14,846,098		FNMA		2.000	08/01/41	15,081,512
24,919,153		FNMA		1.500	09/01/41	24,689,947
4,980,583		FNMA		2.000	09/01/41	5,068,435
821,940		FNMA		4.000	09/01/41	904,679
488,502		FNMA		4.500	09/01/41	542,909
202,804		FNMA		5.500	09/01/41	235,467
10,000,000		FNMA		2.000	10/01/41	10,235,778
28,256	i	FNMA	LIBOR 12 M + 1.815%	2.362	10/01/41	29,222
259,106		FNMA		3.500	11/01/41	280,593
315,918		FNMA		3.500	11/01/41	343,086
132,214	i	FNMA	LIBOR 12 M + 1.750%	2.165	12/01/41	139,209
12,936,037		FNMA		3.500	12/01/41	14,088,303
1,941,978		FNMA		3.500	12/01/41	2,108,974
354,705		FNMA		4.000	12/01/41	390,420
922,471		FNMA		3.500	03/01/42	998,955
619,547		FNMA		4.000	03/01/42	680,933
2,175,019		FNMA		3.500	04/01/42	2,368,741
828,750		FNMA		3.500	04/01/42	910,743
795,772		FNMA		4.500	04/01/42	891,089
821,944		FNMA		5.000	04/01/42	938,989
573,748		FNMA		4.000	05/01/42	631,877
670,063		FNMA		5.000	05/01/42	759,014
639,314		FNMA		3.000	06/01/42	682,573
2,607,017		FNMA		3.500	06/01/42	2,823,207
2,162,763		FNMA		4.000	06/01/42	2,384,671
1,488,989		FNMA		4.000	06/01/42	1,641,793
3,890,352		FNMA		3.500	07/01/42	4,212,930
943,928		FNMA		4.500	07/01/42	1,059,051
861,879		FNMA		3.500	08/01/42	933,344
1,392,326		FNMA		3.000	09/01/42	1,489,574
1,799,411		FNMA		3.500	09/01/42	1,954,157
9,354,792		FNMA		4.500	09/01/42	10,432,533
3,251,484		FNMA		3.000	10/01/42	3,471,203
831,967		FNMA		3.500	10/01/42	903,519
1,479,697		FNMA		2.500	01/01/43	1,540,698
128

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$4,492,026		FNMA		3.000%	01/01/43	$4,794,028
5,437,658		FNMA		3.000	02/01/43	5,804,033
10,572,815		FNMA		3.000	04/01/43	11,283,534
14,894,080		FNMA		3.000	04/01/43	15,945,155
1,281,106		FNMA		3.000	04/01/43	1,367,324
3,692,172		FNMA		3.000	04/01/43	3,940,540
97,619	i	FNMA	LIBOR 12 M + 1.695%	1.945	06/01/43	101,321
3,581,272		FNMA		3.000	06/01/43	3,821,616
24,495	i	FNMA	LIBOR 12 M + 1.550%	1.800	07/01/43	25,058
3,328,878		FNMA		3.000	07/01/43	3,552,080
8,451,496		FNMA		3.500	07/01/43	9,203,753
2,503,398		FNMA		3.500	07/01/43	2,710,861
3,027,924		FNMA		3.000	08/01/43	3,231,135
1,607,141		FNMA		4.000	08/01/43	1,779,468
2,575,103		FNMA		3.000	09/01/43	2,742,483
2,952,050		FNMA		3.500	09/01/43	3,213,323
2,567,620		FNMA		3.500	10/01/43	2,796,168
233,315		FNMA		4.500	10/01/43	258,999
679,977		FNMA		4.000	11/01/43	749,750
1,663,781		FNMA		4.000	11/01/43	1,834,488
504,338		FNMA		4.500	12/01/43	563,820
1,789,811		FNMA		4.500	12/01/43	2,002,387
1,811,952		FNMA		4.000	01/01/44	1,994,756
27,298,599		FNMA		4.000	03/01/44	30,221,189
1,177,165		FNMA		4.000	05/01/44	1,295,734
1,073,670		FNMA		4.000	07/01/44	1,177,643
1,209,861		FNMA		4.000	07/01/44	1,327,081
856,504		FNMA		3.500	09/01/44	925,152
1,101,964		FNMA		4.000	09/01/44	1,208,665
2,811,273		FNMA		3.500	10/01/44	3,030,670
7,273,766		FNMA		5.000	11/01/44	8,236,304
1,085,233		FNMA		4.000	12/01/44	1,190,234
2,459,412		FNMA		3.000	01/01/45	2,616,477
8,648,984		FNMA		3.000	01/01/45	9,222,260
11,279,729		FNMA		3.500	01/01/45	12,204,456
4,390,466		FNMA		3.500	02/01/45	4,725,827
2,912,115		FNMA		3.000	04/01/45	3,079,378
4,089,020		FNMA		3.500	05/01/45	4,398,441
4,436,373		FNMA		3.500	07/01/45	4,784,257
5,036,048		FNMA		4.000	07/01/45	5,503,377
13,967,159		FNMA		3.500	09/01/45	15,156,238
6,710,332		FNMA		3.000	11/01/45	7,087,379
3,070,902		FNMA		3.500	11/01/45	3,301,472
8,740,328		FNMA		4.000	11/01/45	9,539,952
2,578,597		FNMA		3.500	12/01/45	2,771,287
7,781,702		FNMA		3.500	12/01/45	8,362,069
4,035,634		FNMA		3.500	12/01/45	4,338,011
11,169,878		FNMA		3.500	01/01/46	11,934,029
2,221,093		FNMA		3.500	02/01/46	2,387,308
6,828,500		FNMA		3.500	04/01/46	7,347,316
3,734,999		FNMA		4.500	05/01/46	4,092,250
2,943,067		FNMA		3.000	06/01/46	3,113,938
4,907,369		FNMA		3.500	07/01/46	5,261,741
8,026,900		FNMA		3.500	08/01/46	8,685,860
129

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$4,378,911	FNMA	4.000%	08/01/46	$4,743,302
4,618,460	FNMA	3.000	09/01/46	4,880,195
5,536,113	FNMA	3.000	10/01/46	5,867,948
29,298,664	FNMA	3.000	11/01/46	30,969,961
2,815,365	FNMA	3.500	12/01/46	3,006,212
34,609,826	FNMA	3.000	01/01/47	36,578,821
4,273,008	FNMA	3.000	02/01/47	4,526,994
3,453,698	FNMA	4.000	02/01/47	3,739,945
6,022,096	FNMA	3.000	03/01/47	6,378,112
3,999,047	FNMA	3.500	03/01/47	4,266,873
1,002,761	FNMA	4.000	03/01/47	1,085,280
731,796	FNMA	4.500	03/01/47	797,626
5,163,116	FNMA	3.000	04/01/47	5,477,929
8,508,725	FNMA	3.000	04/01/47	9,020,483
5,253,348	FNMA	3.500	04/01/47	5,622,071
2,660,973	FNMA	3.500	05/01/47	2,837,647
4,986,334	FNMA	3.500	07/01/47	5,394,449
21,923,484	FNMA	4.000	07/01/47	23,685,432
27,809,771	FNMA	3.500	11/01/47	29,602,481
2,253,283	FNMA	4.500	11/01/47	2,456,403
2,740,255	FNMA	3.500	01/01/48	2,907,920
10,992,324	FNMA	4.000	01/01/48	11,888,397
1,544,083	FNMA	3.000	02/01/48	1,623,221
2,281,939	FNMA	3.500	02/01/48	2,430,160
15,846,117	FNMA	3.500	04/01/48	16,843,739
3,460,826	FNMA	4.000	04/01/48	3,703,804
301,379	FNMA	4.500	04/01/48	325,655
4,953,007	FNMA	3.500	06/01/48	5,257,305
9,024,995	FNMA	4.000	07/01/48	9,661,821
6,265,715	FNMA	4.500	07/01/48	6,769,364
3,406,055	FNMA	4.000	08/01/48	3,646,402
2,553,264	FNMA	4.000	10/01/48	2,735,548
3,953,094	FNMA	4.500	10/01/48	4,282,781
22,757,055	FNMA	3.000	11/01/48	24,070,092
6,848,358	FNMA	4.000	11/01/48	7,335,022
2,762,462	FNMA	4.500	11/01/48	2,986,009
2,546,161	FNMA	4.000	12/01/48	2,729,248
2,356,562	FNMA	4.500	01/01/49	2,546,240
6,588,890	FNMA	4.500	02/01/49	7,129,618
7,604,408	FNMA	4.000	04/01/49	8,146,110
8,977,583	FNMA	5.000	04/01/49	9,902,724
8,091,675	FNMA	3.500	07/01/49	8,557,224
26,046,032	FNMA	3.500	08/01/49	28,123,644
5,342,764	FNMA	4.000	08/01/49	5,723,341
16,385,522	FNMA	3.000	09/01/49	17,144,744
9,183,462	FNMA	3.000	12/01/49	9,626,584
17,679,179	FNMA	3.000	12/01/49	18,912,457
17,680,806	FNMA	3.000	12/01/49	18,515,071
32,319,524	FNMA	3.000	02/01/50	34,265,175
19,465,380	FNMA	3.500	02/01/50	20,552,757
22,310,791	FNMA	3.000	03/01/50	23,355,710
31,617,266	FNMA	3.000	05/01/50	33,191,610
17,682,956	FNMA	3.000	06/01/50	18,520,311
130

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$15,563,969		FNMA	4.000%	06/01/50	$16,678,021
19,902,538		FNMA	4.000	08/01/50	21,312,031
40,614,039		FNMA	2.500	09/01/50	41,911,998
216,183,918		FNMA	2.500	10/01/50	223,092,808
23,437,589		FNMA	1.500	11/01/50	22,788,197
121,035,028		FNMA	2.000	11/01/50	121,451,647
19,692,850		FNMA	2.500	11/01/50	20,322,202
66,108,379		FNMA	1.500	12/01/50	64,274,441
128,131,926		FNMA	2.000	12/01/50	128,572,975
12,684,469		FNMA	2.500	12/01/50	13,089,844
96,596,663		FNMA	2.000	01/01/51	96,929,162
9,600,500		FNMA	1.500	02/01/51	9,333,907
9,160,404		FNMA	2.000	02/01/51	9,191,936
130,473,908		FNMA	2.500	02/01/51	134,643,644
57,932,030		FNMA	1.500	03/01/51	56,323,339
129,782,175		FNMA	2.000	03/01/51	130,228,904
20,032,163		FNMA	1.500	04/01/51	19,475,899
155,113,357		FNMA	2.000	04/01/51	155,647,279
37,461,276		FNMA	2.500	04/01/51	38,658,479
97,691,027		FNMA	2.000	05/01/51	98,027,293
93,304,761		FNMA	2.000	06/01/51	93,625,929
58,617,454		FNMA	2.500	06/01/51	60,490,774
59,252,777		FNMA	2.000	07/01/51	59,456,733
114,054,331		FNMA	2.000	08/01/51	114,446,922
139,420,854		FNMA	2.500	08/01/51	143,876,520
49,852,435		FNMA	2.000	09/01/51	50,024,034
49,785,436		FNMA	2.500	09/01/51	51,376,498
60,000,000	h	FNMA	2.000	10/01/51	60,206,528
50,000,000	h	FNMA	2.500	10/01/51	51,597,920
2,535,456		FNMA	3.500	07/01/55	2,712,979
525		Government National Mortgage Association (GNMA)	4.500	01/20/24	555
6,337		GNMA	4.000	04/15/24	6,700
1,367		GNMA	4.500	07/15/24	1,438
23,494		GNMA	4.000	08/15/24	24,857
7,226		GNMA	4.500	08/15/24	7,603
17,761		GNMA	4.000	09/15/24	18,786
4,097		GNMA	4.500	01/15/25	4,312
37,524		GNMA	4.000	08/15/25	39,707
18,450		GNMA	3.500	03/15/26	19,660
20,263		GNMA	4.000	04/15/26	21,446
20,944		GNMA	4.000	06/20/26	22,241
34,213		GNMA	3.500	11/20/26	36,540
170,206		GNMA	3.000	12/15/26	176,988
554,842		GNMA	2.500	04/20/27	572,640
400,809		GNMA	2.500	09/20/27	413,681
265		GNMA	6.500	09/15/28	296
115		GNMA	6.500	09/15/28	129
955		GNMA	6.500	11/15/28	1,067
179		GNMA	7.500	11/15/28	180
604,994		GNMA	3.500	11/20/28	647,300
5,722		GNMA	8.500	10/15/30	5,950
1,982		GNMA	8.500	10/20/30	2,292
238		GNMA	8.500	12/15/30	288
131

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$308	GNMA	7.000%	06/20/31	$353
262	GNMA	7.000	07/15/31	263
3,036,112	GNMA	3.000	08/20/32	3,201,518
104,454	GNMA	6.000	10/15/32	123,469
13,772	GNMA	5.500	12/20/32	16,046
30,976	GNMA	5.500	05/15/33	34,603
3,939	GNMA	5.000	07/15/33	4,569
15,800	GNMA	5.500	07/15/33	17,933
4,047	GNMA	5.000	07/20/33	4,540
9,558	GNMA	5.000	08/15/33	10,803
18,347	GNMA	5.000	08/15/33	20,908
71,392	GNMA	5.500	09/15/33	83,202
53,981	GNMA	6.000	11/20/33	63,222
23,227	GNMA	5.500	05/20/34	27,250
35,599	GNMA	6.000	09/20/34	41,765
2,600	GNMA	5.000	10/20/34	2,926
66,416	GNMA	5.500	11/15/34	76,926
34,294	GNMA	6.500	01/15/35	39,704
18,362	GNMA	5.500	02/20/35	21,037
331,475	GNMA	5.000	03/20/35	373,093
99,327	GNMA	5.000	04/15/35	114,306
106,496	GNMA	5.500	05/20/35	125,098
3,790	GNMA	5.000	09/20/35	4,169
3,338	GNMA	5.000	11/15/35	3,777
2,563	GNMA	5.000	11/15/35	2,974
29,999	GNMA	5.500	02/20/36	35,289
3,710	GNMA	5.500	03/15/36	4,346
9,408	GNMA	5.500	05/20/36	10,823
3,130	GNMA	6.500	06/15/36	3,598
89,347	GNMA	5.500	06/20/36	104,962
5,287	GNMA	5.000	09/15/36	6,119
3,097	GNMA	6.000	09/15/36	3,515
8,682	GNMA	6.000	10/20/36	10,173
5,921	GNMA	5.000	12/15/36	6,870
5,274	GNMA	6.000	01/20/37	6,178
74,520	GNMA	5.500	02/15/37	84,836
19,098	GNMA	6.000	02/20/37	22,498
134,553	GNMA	6.000	04/15/37	157,624
3,083	GNMA	6.500	04/15/37	3,444
42,545	GNMA	6.000	04/20/37	47,513
7,264	GNMA	6.000	06/15/37	8,141
10,112	GNMA	6.000	08/20/37	11,848
9,161	GNMA	6.500	08/20/37	10,968
40,259	GNMA	6.500	11/20/37	47,381
11,630	GNMA	6.000	12/15/37	13,534
2,136	GNMA	5.000	02/20/38	2,430
52,235	GNMA	5.000	04/15/38	59,327
2,548	GNMA	5.500	05/20/38	2,935
10,520	GNMA	5.500	06/15/38	12,344
28,065	GNMA	6.000	06/20/38	32,883
26,461	GNMA	5.500	07/15/38	31,029
196,861	GNMA	5.000	07/20/38	219,845
190,026	GNMA	5.500	07/20/38	215,824
132

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$5,119	GNMA	5.500%	08/15/38	$5,973
62,894	GNMA	6.000	08/15/38	72,915
43,817	GNMA	6.000	08/15/38	49,424
18,971	GNMA	6.000	08/20/38	22,353
73,718	GNMA	6.000	09/20/38	85,257
34,209	GNMA	5.000	10/15/38	38,664
8,047	GNMA	5.500	10/15/38	9,446
7,921	GNMA	6.500	10/20/38	8,647
3,863	GNMA	6.500	10/20/38	4,568
946	GNMA	5.500	11/15/38	1,104
16,656	GNMA	6.500	11/20/38	19,939
90,575	GNMA	6.000	12/15/38	104,280
1,388	GNMA	6.500	12/15/38	1,620
14,205	GNMA	5.000	01/15/39	16,482
295,351	GNMA	4.500	01/20/39	326,801
41,620	GNMA	6.500	01/20/39	48,271
12,004	GNMA	5.000	02/15/39	13,894
779	GNMA	6.000	02/15/39	873
10,758	GNMA	4.500	03/15/39	12,144
126,544	GNMA	4.500	03/15/39	143,195
4,047	GNMA	4.500	03/20/39	4,478
80,306	GNMA	5.500	03/20/39	94,415
7,498	GNMA	4.500	04/15/39	8,480
141,634	GNMA	5.500	04/15/39	166,247
2,779	GNMA	5.000	04/20/39	3,168
12,080	GNMA	4.000	05/15/39	13,249
190,180	GNMA	4.500	05/15/39	215,097
99,602	GNMA	5.000	05/15/39	114,772
14,386	GNMA	4.000	05/20/39	15,765
36,291	GNMA	4.500	05/20/39	40,155
858,023	GNMA	5.000	05/20/39	970,415
5,997	GNMA	4.500	06/15/39	6,783
543,211	GNMA	4.500	06/15/39	614,386
777,166	GNMA	5.000	06/15/39	905,425
621,311	GNMA	5.000	06/15/39	724,611
12,981	GNMA	5.000	06/15/39	15,026
5,642	GNMA	5.000	06/15/39	6,535
6,573	GNMA	5.000	06/15/39	7,604
8,124	GNMA	4.000	06/20/39	8,894
5,348	GNMA	5.000	06/20/39	6,046
598,214	GNMA	4.000	07/15/39	653,583
17,185	GNMA	4.500	07/15/39	19,362
6,611	GNMA	4.500	07/15/39	7,448
719,995	GNMA	4.500	07/15/39	823,577
7,738	GNMA	5.000	07/15/39	8,986
79,034	GNMA	4.500	07/20/39	87,450
74,083	GNMA	5.000	07/20/39	84,429
8,445	GNMA	5.500	07/20/39	9,922
34,900	GNMA	4.000	08/15/39	38,425
68,319	GNMA	5.000	08/15/39	78,581
5,991	GNMA	5.500	08/15/39	7,033
46,894	GNMA	6.000	08/15/39	52,623
23,849	GNMA	4.000	08/20/39	26,138
18,714	GNMA	5.000	08/20/39	21,339
133

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$5,303		GNMA		5.000%	09/15/39	$6,004
25,367		GNMA		5.000	09/20/39	28,847
5,544		GNMA		4.500	10/15/39	6,268
3,063		GNMA		5.000	10/15/39	3,550
7,938		GNMA		4.500	10/20/39	8,783
16,584		GNMA		4.500	11/15/39	18,595
11,287		GNMA		4.500	11/20/39	12,489
14,183		GNMA		5.000	11/20/39	16,173
20,908		GNMA		4.500	12/15/39	23,365
391,451		GNMA		4.500	12/15/39	442,748
11,589		GNMA		4.500	12/20/39	12,824
442,492		GNMA		5.000	12/20/39	504,566
379,124		GNMA		4.500	01/20/40	419,501
6,772		GNMA		5.500	01/20/40	7,905
264,995		GNMA		5.500	02/15/40	310,747
33,670		GNMA		4.000	03/15/40	37,006
6,864		GNMA		5.000	03/15/40	7,970
1,448		GNMA		4.500	04/15/40	1,619
68,531		GNMA		5.000	04/15/40	79,411
15,344		GNMA		4.500	04/20/40	16,979
2,103		GNMA		4.500	05/15/40	2,367
65,497		GNMA		5.000	05/15/40	75,048
110,948	i	GNMA	DGS1 + 1.500%	1.875	05/20/40	115,623
3,207		GNMA		4.500	05/20/40	3,549
1,419,884		GNMA		4.500	06/15/40	1,605,967
5,106		GNMA		4.500	06/15/40	5,775
3,999		GNMA		4.500	06/15/40	4,526
79,040		GNMA		5.000	06/20/40	90,129
41,746		GNMA		4.500	07/15/40	47,125
141,275		GNMA		4.500	07/15/40	159,789
539,111		GNMA		4.500	07/20/40	596,533
16,576		GNMA		5.000	07/20/40	18,841
105,710		GNMA		4.000	08/15/40	116,178
569,550		GNMA		4.000	08/15/40	626,615
47,038		GNMA		4.500	08/15/40	53,806
40,523		GNMA		4.500	08/20/40	44,877
35,186		GNMA		4.500	09/20/40	39,038
13,630		GNMA		5.500	09/20/40	16,014
10,986		GNMA		6.500	09/20/40	12,763
17,691		GNMA		4.000	10/15/40	19,641
32,365		GNMA		6.000	10/20/40	37,912
200,803		GNMA		4.000	11/15/40	222,563
465,367		GNMA		4.000	11/20/40	510,125
103,255		GNMA		3.500	12/15/40	110,271
201,288		GNMA		5.500	12/20/40	236,487
596,964		GNMA		4.000	01/15/41	662,395
1,253,144		GNMA		4.000	01/20/41	1,373,677
112,454		GNMA		4.000	02/15/41	124,906
336,724		GNMA		4.500	02/20/41	377,641
199,092		GNMA		4.500	03/15/41	224,935
389,492		GNMA		4.500	04/20/41	433,843
89,098		GNMA		5.000	04/20/41	101,601
28,615	i	GNMA	DGS1 + 1.500%	1.875	06/20/41	29,811
134

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$76,384		GNMA		4.000%	07/15/41	$83,807
159,524		GNMA		4.000	07/20/41	174,628
545,243		GNMA		4.500	07/20/41	609,335
481,751		GNMA		5.000	07/20/41	549,343
99,986		GNMA		4.500	08/15/41	112,655
233,711		GNMA		5.000	08/20/41	266,505
322,664		GNMA		4.000	09/15/41	358,233
17,794	i	GNMA	DGS1 + 1.500%	2.250	09/20/41	18,549
743,156		GNMA		4.000	09/20/41	814,792
54,687		GNMA		4.000	10/15/41	60,761
22,140	i	GNMA	DGS1 + 1.500%	2.125	10/20/41	23,104
35,171	i	GNMA	DGS1 + 1.500%	2.125	10/20/41	36,704
961,407		GNMA		4.000	10/20/41	1,054,082
133,522		GNMA		5.500	10/20/41	156,871
273,815		GNMA		3.500	11/15/41	292,871
682,429		GNMA		4.000	11/15/41	757,806
1,295,966		GNMA		4.500	11/20/41	1,448,305
609,081		GNMA		5.000	11/20/41	694,916
127,477		GNMA		6.000	11/20/41	149,482
667,078		GNMA		3.500	01/20/42	721,401
101,674	i	GNMA	DGS1 + 1.500%	2.000	02/20/42	105,876
320,978		GNMA		3.500	03/20/42	347,062
584,933		GNMA		4.500	03/20/42	653,154
600,461		GNMA		3.500	04/15/42	646,697
1,223,436		GNMA		3.500	05/20/42	1,327,941
3,053,229		GNMA		3.500	05/20/42	3,301,447
713,259		GNMA		4.000	05/20/42	786,601
1,319,061		GNMA		3.500	07/15/42	1,425,128
126,967	i	GNMA	DGS1 + 1.500%	2.250	07/20/42	132,053
711,824		GNMA		3.500	07/20/42	769,797
936,475		GNMA		3.000	08/20/42	991,600
1,270,714		GNMA		3.500	08/20/42	1,385,772
2,989,740		GNMA		3.500	08/20/42	3,232,695
663,919		GNMA		6.000	08/20/42	778,476
1,209,238		GNMA		3.500	10/20/42	1,307,451
1,376,505		GNMA		3.000	11/20/42	1,457,546
1,328,031		GNMA		3.000	12/20/42	1,417,353
1,616,365		GNMA		3.000	12/20/42	1,711,549
920,324		GNMA		3.000	01/15/43	975,473
3,187,929		GNMA		3.000	01/15/43	3,495,123
1,207,589		GNMA		3.000	01/20/43	1,278,693
2,059,922		GNMA		3.000	02/20/43	2,181,211
1,574,027		GNMA		3.000	02/20/43	1,691,540
333,942		GNMA		3.000	04/15/43	353,935
372,945		GNMA		5.000	04/20/43	425,519
821,193		GNMA		3.000	05/20/43	869,546
1,255,792		GNMA		3.000	06/20/43	1,329,792
3,054,299		GNMA		3.500	06/20/43	3,315,013
2,738,239		GNMA		3.000	07/20/43	2,899,753
1,302,490		GNMA		3.500	07/20/43	1,408,567
5,581,962		GNMA		4.500	08/20/43	6,238,091
1,811,399		GNMA		3.500	09/20/43	1,957,239
608,003		GNMA		4.000	09/20/43	665,099
7,652,070		GNMA		3.500	10/20/43	8,267,946
135

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$3,647,958	GNMA	4.000%	10/20/43	$3,990,031
325,638	GNMA	3.500	11/20/43	351,706
653,523	GNMA	4.000	11/20/43	714,680
637,543	GNMA	4.500	12/20/43	711,348
678,165	GNMA	4.500	01/20/44	757,038
799,500	GNMA	3.500	02/20/44	862,245
1,114,944	GNMA	4.000	02/20/44	1,218,405
1,123,177	GNMA	4.000	05/20/44	1,227,045
1,163,765	GNMA	4.000	06/20/44	1,271,356
3,026,237	GNMA	3.500	07/20/44	3,250,333
9,305,980	GNMA	3.500	10/20/44	9,972,616
938,051	GNMA	4.500	10/20/44	1,041,324
2,184,142	GNMA	3.500	11/20/44	2,338,733
2,703,708	GNMA	3.000	12/20/44	2,854,607
4,962,447	GNMA	4.000	12/20/44	5,419,215
6,862,068	GNMA	3.500	02/20/45	7,336,857
3,893,518	GNMA	4.000	03/20/45	4,257,460
2,819,673	GNMA	3.000	04/20/45	2,971,482
6,005,656	GNMA	3.000	06/20/45	6,329,416
13,487,923	GNMA	3.000	07/20/45	14,215,318
4,735,737	GNMA	4.000	10/20/45	5,074,383
8,026,969	GNMA	4.000	11/20/45	8,757,340
3,433,203	GNMA	3.000	12/20/45	3,617,980
3,171,098	GNMA	3.500	12/20/45	3,383,208
17,251,812	GNMA	3.000	03/20/46	18,179,114
6,069,367	GNMA	3.000	04/20/46	6,391,997
3,728,569	GNMA	4.000	04/20/46	3,995,015
16,118,946	GNMA	3.000	05/20/46	16,966,445
10,230,530	GNMA	3.500	05/20/46	10,871,201
3,706,721	GNMA	3.000	06/20/46	3,901,800
2,325,099	GNMA	3.500	06/20/46	2,472,634
2,820,689	GNMA	3.000	07/20/46	2,968,997
4,880,975	GNMA	3.500	08/20/46	5,191,162
2,752,824	GNMA	3.000	09/20/46	2,897,792
11,464,992	GNMA	3.500	09/20/46	12,182,961
5,370,953	GNMA	3.000	10/20/46	5,653,738
2,909,329	GNMA	3.000	12/20/46	3,066,206
18,226,500	GNMA	3.000	01/20/47	19,179,666
2,220,851	GNMA	4.000	01/20/47	2,379,347
5,066,897	GNMA	4.000	04/20/47	5,433,441
4,983,577	GNMA	3.500	05/20/47	5,278,537
2,569,721	GNMA	3.500	06/20/47	2,721,983
3,173,774	GNMA	3.000	07/20/47	3,361,164
6,365,212	GNMA	4.500	07/20/47	6,895,303
5,860,083	GNMA	3.000	08/20/47	6,148,563
6,802,860	GNMA	3.500	08/20/47	7,213,255
11,667,485	GNMA	3.000	09/20/47	12,252,470
16,186,887	GNMA	4.000	09/20/47	17,340,360
11,121,955	GNMA	3.500	11/20/47	11,781,221
8,300,530	GNMA	3.500	12/20/47	8,800,502
5,358,755	GNMA	3.500	01/20/48	5,689,691
7,011,033	GNMA	4.000	05/20/48	7,493,771
5,156,202	GNMA	4.000	06/20/48	5,492,004
136

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$11,440,475		GNMA	3.500%	07/20/48	$12,086,268
5,371,266		GNMA	4.000	08/20/48	5,722,340
4,289,362		GNMA	5.000	08/20/48	4,620,223
3,640,008		GNMA	4.500	09/20/48	3,898,251
3,282,164		GNMA	5.000	10/20/48	3,543,633
2,578,577		GNMA	4.500	11/20/48	2,754,167
5,677,831		GNMA	3.500	04/20/49	5,975,116
20,411,586		GNMA	4.500	04/20/49	21,817,854
6,113,010		GNMA	4.000	05/20/49	6,518,900
3,713,856		GNMA	3.500	06/20/49	3,907,521
8,553,101		GNMA	3.500	09/20/49	8,997,108
6,344,805		GNMA	3.500	11/20/49	6,684,407
42,584,092		GNMA	2.500	12/20/49	43,980,036
24,413,912		GNMA	3.000	02/20/50	25,537,878
14,092,583		GNMA	3.500	02/20/50	14,822,757
18,121,270		GNMA	3.500	04/20/50	19,062,216
15,741,844		GNMA	3.000	05/20/50	16,466,566
64,502,065		GNMA	3.000	08/20/50	67,471,608
16,228,845		GNMA	3.000	09/20/50	16,975,988
23,216,359		GNMA	2.500	10/20/50	23,981,218
55,273,810		GNMA	2.000	11/20/50	56,113,857
21,173,401		GNMA	2.500	12/20/50	21,866,211
27,089,555		GNMA	2.000	01/20/51	27,502,158
9,092,830		GNMA	2.500	01/20/51	9,371,008
19,165,962		GNMA	2.000	02/20/51	19,458,320
4,867,749		GNMA	1.500	04/20/51	4,789,509
21,906,881		GNMA	2.000	04/20/51	22,241,906
48,488,349		GNMA	2.500	04/20/51	50,082,467
19,575,887		GNMA	2.500	05/20/51	20,201,946
96,235,903		GNMA	2.500	07/20/51	99,336,843
24,909,131		GNMA	2.500	08/20/51	25,715,832
25,000,000	h	GNMA	2.500	09/20/51	25,845,658
171,000,000	h	GNMA	2.000	10/20/51	174,019,219
		TOTAL MORTGAGE BACKED			5,736,434,894

MUNICIPAL BONDS - 0.8%
200,000		Alabama Economic Settlement Authority	4.263	09/15/32	229,814
300,000		American Municipal Power	7.834	02/15/41	489,326
495,000		American Municipal Power	6.270	02/15/50	700,042
1,165,000		American Municipal Power	8.084	02/15/50	2,163,049
750,000		American University	3.672	04/01/49	844,853
750,000		Bay Area Toll Authority	2.574	04/01/31	787,334
1,000,000		Bay Area Toll Authority	6.918	04/01/40	1,510,198
2,000,000		Bay Area Toll Authority	6.263	04/01/49	3,228,227
200,000		California Institute of Technology	4.321	08/01/45	255,006
750,000		California Institute of Technology	3.650	09/01/19	848,233
200,000		California State University	3.899	11/01/47	233,218
1,000,000		California State University	2.897	11/01/51	983,208
750,000		California State University	2.975	11/01/51	766,715
950,000		California State University	2.939	11/01/52	929,216
720,000		Central Puget Sound Regional Transit Authority	5.491	11/01/39	996,283
1,665,000		Charlotte-Mecklenburg Hospital Authority	3.204	01/15/51	1,744,749
460,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	642,508
137

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,250,000	Chicago O’Hare International Airport	6.395%	01/01/40	$3,382,224
200,000	Chicago O’Hare International Airport	4.472	01/01/49	258,629
200,000	Chicago O’Hare International Airport	4.572	01/01/54	269,197
680,000	City of Atlanta GA Water & Wastewater Revenue	2.257	11/01/35	680,580
690,000	City of Houston TX	3.961	03/01/47	809,272
1,000,000	City of Riverside CA	3.857	06/01/45	1,081,767
310,000	City of San Antonio TX Electric & Gas Systems Revenue	2.905	02/01/48	310,607
310,000	City of San Francisco CA Public Utilities Commission Water Revenue	3.303	11/01/39	331,318
880,000	City of San Francisco CA Public Utilities Commission Water Revenue	2.825	11/01/41	888,386
875,000	City of Tucson AZ	2.856	07/01/47	863,256
750,000	City Public Service Board of San Antonio TX	5.808	02/01/41	1,082,117
150,000	Colorado Bridge Enterprise	6.078	12/01/40	211,636
200,000	Commonwealth Financing Authority	4.014	06/01/33	231,727
100,000	Commonwealth Financing Authority	3.864	06/01/38	113,624
100,000	Commonwealth Financing Authority	4.144	06/01/38	117,786
645,000	Commonwealth Financing Authority	3.807	06/01/41	740,745
825,000	Commonwealth Financing Authority	2.991	06/01/42	844,660
100,000	Commonwealth of Massachusetts	4.200	12/01/21	100,633
500,000	Commonwealth of Massachusetts	5.731	06/01/40	681,506
1,000,000	Commonwealth of Massachusetts	2.514	07/01/41	1,001,433
100,000	Commonwealth of Massachusetts	3.277	06/01/46	110,531
750,000	Commonwealth of Massachusetts	2.900	09/01/49	790,151
130,000	County of Broward FL Airport System Revenue	3.477	10/01/43	136,753
200,000	County of Clark NV	6.820	07/01/45	310,244
135,000	County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	148,569
200,000	County of Miami-Dade FL Water & Sewer System Revenue	3.490	10/01/42	214,872
1,000,000	County of Riverside CA	3.818	02/15/38	1,116,716
750,000	Dallas Area Rapid Transit	5.022	12/01/48	1,029,732
250,000	Dallas/Fort Worth International Airport	2.994	11/01/38	261,915
235,000	Dallas/Fort Worth International Airport	3.089	11/01/40	241,688
100,000	Dallas/Fort Worth International Airport	3.144	11/01/45	104,657
210,000	Dallas/Fort Worth International Airport	2.919	11/01/50	210,516
350,000	Denver City & County School District No. 1	4.242	12/15/37	413,103
200,000	District of Columbia	5.591	12/01/34	256,776
470,000	District of Columbia Water & Sewer Authority	3.207	10/01/48	485,387
445,000	District of Columbia Water & Sewer Authority	4.814	10/01/14	634,438
500,000	Duke University	2.682	10/01/44	501,274
115,000	Duke University	3.299	10/01/46	126,280
500,000	Duke University	2.757	10/01/50	511,399
500,000	Duke University	2.832	10/01/55	511,669
5,000	Energy Northwest	2.814	07/01/24	5,187
360,000	Foothill-Eastern Transportation Corridor Agency	4.094	01/15/49	379,577
300,000	Foothill-Eastern Transportation Corridor Agency	3.924	01/15/53	316,117
300,000	George Washington University	4.300	09/15/44	374,097
200,000	George Washington University	4.868	09/15/45	266,739
375,000	George Washington University	4.126	09/15/48	458,857
100,000	Georgetown University	4.315	04/01/49	124,583
500,000	Georgetown University	2.943	04/01/50	491,883
138

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$300,000	Georgetown University	5.215%	10/01/18	$436,406
1,500,000	Golden State Tobacco Securitization Corp	3.115	06/01/38	1,523,675
970,000	Grand Parkway Transportation Corp	3.236	10/01/52	1,002,478
175,000	Great Lakes Water Authority Sewage Disposal System Revenue	3.056	07/01/39	185,352
330,000	Great Lakes Water Authority Water Supply System Revenue	3.473	07/01/41	352,244
200,000	Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	230,583
200,000	Health & Educational Facilities Authority of the State of Missouri	3.086	09/15/51	214,058
200,000	Health & Educational Facilities Authority of the State of Missouri	3.652	08/15/57	238,068
1,500,000	Idaho Energy Resources Authority	2.861	09/01/46	1,499,684
500,000	Illinois State Toll Highway Authority	6.184	01/01/34	691,639
770,000	JobsOhio Beverage System	2.833	01/01/38	797,367
1,500,000	Kansas Development Finance Authority	2.774	05/01/51	1,470,814
1,000,000	Los Angeles Community College District	1.606	08/01/28	1,006,056
1,000,000	Los Angeles Community College District	1.806	08/01/30	992,569
770,000	Los Angeles Community College District	2.106	08/01/32	774,407
240,000	Los Angeles Community College District	6.750	08/01/49	405,402
350,000	Los Angeles Department of Water & Power Power System Revenue	5.716	07/01/39	491,718
1,500,000	Los Angeles Department of Water & Power Power System Revenue	6.574	07/01/45	2,423,539
1,630,000	Los Angeles Unified School District	5.750	07/01/34	2,156,872
1,000,000	Maryland Health & Higher Educational Facilities Authority	3.052	07/01/40	1,031,463
1,000,000	Maryland Health & Higher Educational Facilities Authority	3.197	07/01/50	1,029,270
1,000,000	Massachusetts School Building Authority	1.753	08/15/30	992,452
100,000	Massachusetts School Building Authority	5.715	08/15/39	137,838
500,000	Massachusetts School Building Authority	3.395	10/15/40	525,637
100,000	Metropolitan Government of Nashville & Davidson County Convention Center Authority	6.731	07/01/43	145,458
200,000	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities	4.053	07/01/26	219,915
940,000	Metropolitan Transportation Authority	6.648	11/15/39	1,329,246
1,150,000	Metropolitan Transportation Authority	7.336	11/15/39	1,865,133
335,000	Metropolitan Transportation Authority	5.175	11/15/49	457,213
350,000	Michigan Finance Authority	3.384	12/01/40	381,239
570,000	Michigan State Building Authority	2.705	10/15/40	558,983
235,000	Michigan State University	4.496	08/15/48	270,492
770,000	Michigan Strategic Fund	3.225	09/01/47	781,981
500,000	Missouri Highway & Transportation Commission	5.445	05/01/33	633,702
244,000	Municipal Electric Authority of Georgia	6.637	04/01/57	366,362
486,000	Municipal Electric Authority of Georgia	6.655	04/01/57	741,484
947,000	New Jersey Economic Development Authority	7.425	02/15/29	1,213,302
1,335,000	New Jersey State Turnpike Authority	7.414	01/01/40	2,179,362
1,000,000	New Jersey State Turnpike Authority	7.102	01/01/41	1,589,424
800,000	New Jersey Transportation Trust Fund Authority	5.754	12/15/28	954,270
500,000	New Jersey Transportation Trust Fund Authority	4.081	06/15/39	567,519
195,000	New Jersey Transportation Trust Fund Authority	4.131	06/15/42	221,797
2,385,000	New York City Municipal Water Finance Authority	5.440	06/15/43	3,470,775
139

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.767%	08/01/36	$1,270,847
1,000,000	New York State Dormitory Authority	2.202	03/15/34	994,577
130,000	New York State Dormitory Authority	5.628	03/15/39	167,250
545,000	New York State Dormitory Authority	5.600	03/15/40	731,809
500,000	New York State Dormitory Authority	3.142	07/01/43	509,870
200,000	New York State Dormitory Authority	4.946	08/01/48	226,240
500,000	New York State Thruway Authority	2.900	01/01/35	526,950
110,000	New York State Thruway Authority	3.500	01/01/42	116,289
1,000,000	New York State Urban Development Corp	3.900	03/15/33	1,113,849
2,000,000	North Texas Tollway Authority	3.011	01/01/43	2,018,668
1,000,000	North Texas Tollway Authority	6.718	01/01/49	1,659,055
675,000	Ohio State Water Development Authority	4.879	12/01/34	801,879
605,000	Ohio Turnpike & Infrastructure Commission	3.216	02/15/48	621,340
678,791	Oregon School Boards Association	4.759	06/30/28	764,519
250,000	Oregon School Boards Association	5.680	06/30/28	303,140
1,000,000	Oregon State University	3.424	03/01/60	1,029,005
500,000	Pennsylvania State University	2.790	09/01/43	506,733
205,000	Pennsylvania State University	2.840	09/01/50	205,915
300,000	Permanent University Fund-Texas A&M University System	3.660	07/01/47	324,642
200,000	Permanent University Fund-University of Texas System	3.376	07/01/47	225,724
560,000	Port Authority of New York & New Jersey	1.086	07/01/23	567,203
1,215,000	Port Authority of New York & New Jersey	6.040	12/01/29	1,588,011
500,000	Port Authority of New York & New Jersey	5.647	11/01/40	701,265
300,000	Port Authority of New York & New Jersey	4.823	06/01/45	332,219
1,000,000	Port Authority of New York & New Jersey	5.310	08/01/46	1,102,869
200,000	Port Authority of New York & New Jersey	4.031	09/01/48	242,752
400,000	Port Authority of New York & New Jersey	4.229	10/15/57	511,998
1,600,000	Port Authority of New York & New Jersey	3.175	07/15/60	1,611,305
2,200,000	Port Authority of New York & New Jersey	4.810	10/15/65	3,081,348
250,000	Port Authority of New York & New Jersey	3.287	08/01/69	271,745
1,000,000	Port of Morrow OR	2.543	09/01/40	984,271
220,000	Princeton University	5.700	03/01/39	320,137
750,000	Regents of the University of California Medical Center Pooled Revenue	3.006	05/15/50	766,968
750,000	Regents of the University of California Medical Center Pooled Revenue	3.256	05/15/60	805,824
750,000	Regents of the University of California Medical Center Pooled Revenue	3.706	05/15/20	801,376
500,000	Rutgers The State University of New Jersey	3.270	05/01/43	525,960
500,000	Rutgers The State University of New Jersey	3.915	05/01/19	563,328
200,000	Sales Tax Securitization Corp	4.637	01/01/40	242,105
200,000	Sales Tax Securitization Corp	3.587	01/01/43	217,860
1,000,000	Sales Tax Securitization Corp	3.820	01/01/48	1,118,012
200,000	Sales Tax Securitization Corp	4.787	01/01/48	255,189
100,000	Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	130,260
435,000	San Diego County Regional Transportation Commission	3.248	04/01/48	452,309
500,000	San Diego County Water Authority	6.138	05/01/49	748,460
100,000	San Jose Redevelopment Agency	3.375	08/01/34	109,045
140

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$800,000	Santa Clara Valley Transportation Authority	5.876%	04/01/32	$991,274
270,000	South Carolina Public Service Authority	2.388	12/01/23	280,422
750,000	State Board of Administration Finance Corp	1.258	07/01/25	758,086
750,000	State Board of Administration Finance Corp	1.705	07/01/27	762,070
400,000	State Board of Administration Finance Corp	2.154	07/01/30	404,355
645,000	State of California	5.700	11/01/21	647,712
200,000	State of California	3.375	04/01/25	218,391
200,000	State of California	3.500	04/01/28	223,199
300,000	State of California	4.500	04/01/33	349,204
250,000	State of California	7.500	04/01/34	384,927
225,000	State of California	4.600	04/01/38	260,782
1,285,000	State of California	7.550	04/01/39	2,165,287
3,400,000	State of California	7.300	10/01/39	5,373,731
2,740,000	State of California	7.625	03/01/40	4,557,095
1,500,000	State of California	7.600	11/01/40	2,586,057
200,000	State of California Department of Water Resources Power Supply Revenue	2.000	05/01/22	202,149
620,000	State of Connecticut	5.850	03/15/32	817,392
5,950,000	State of Illinois	5.100	06/01/33	6,935,002
1,295,000	State of Illinois	6.725	04/01/35	1,598,576
500,000	State of Kansas Department of Transportation	4.596	09/01/35	616,160
113,324	State of Oregon	5.762	06/01/23	120,881
85,000	State of Oregon	5.892	06/01/27	101,749
100,000	State of Oregon Department of Transportation	5.834	11/15/34	136,969
600,000	State of Texas	4.631	04/01/33	733,283
50,000	State of Texas	5.517	04/01/39	71,894
1,000,000	State of Texas	4.681	04/01/40	1,301,654
500,000	State of Utah	3.539	07/01/25	528,721
200,000	State of Washington	5.090	08/01/33	251,436
200,000	State of Wisconsin	3.154	05/01/27	219,060
200,000	State of Wisconsin	3.954	05/01/36	224,055
604,000	State Public School Building Authority	5.000	09/15/27	712,151
100,000	Sumter Landing Community Development District	4.172	10/01/47	116,039
430,000	Texas Private Activity Bond Surface Transportation Corp	3.922	12/31/49	480,706
1,000,000	Texas Transportation Commission	2.562	04/01/42	1,011,057
1,000,000	Texas Transportation Commission	2.472	10/01/44	976,088
575,000	Texas Transportation Commission State Highway Fund	5.028	04/01/26	642,956
1,190,000	Texas Transportation Commission State Highway Fund	5.178	04/01/30	1,451,402
560,000	Texas Transportation Commission State Highway Fund	4.000	10/01/33	668,959
100,000	The Ohio State University	4.910	06/01/40	132,282
500,000	The Ohio State University	3.798	12/01/46	597,486
200,000	The Ohio State University	4.048	12/01/56	249,863
1,000,000	Trustees of the University of Pennsylvania	2.396	10/01/50	951,301
100,000	Trustees of the University of Pennsylvania	4.674	09/01/12	144,357
500,000	Trustees of the University of Pennsylvania	3.610	02/15/19	557,446
1,000,000	University of California	0.883	05/15/25	1,009,034
200,000	University of California	3.063	07/01/25	215,168
1,000,000	University of California	1.316	05/15/27	1,000,324
500,000	University of California	3.349	07/01/29	559,609
1,000,000	University of California	1.614	05/15/30	968,813
141

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$200,000	University of California	5.770%	05/15/43	$277,645
200,000	University of California	3.931	05/15/45	228,609
200,000	University of California	4.131	05/15/45	235,457
1,500,000	University of California	5.946	05/15/45	2,112,373
1,500,000	University of California	3.071	05/15/51	1,520,049
860,000	University of California	4.858	05/15/12	1,207,972
200,000	University of California	4.767	05/15/15	273,948
500,000	University of Chicago	2.761	04/01/45	509,766
300,000	University of Chicago	4.003	10/01/53	372,175
750,000	University of Michigan	2.437	04/01/40	749,681
500,000	University of Michigan	2.562	04/01/50	489,399
500,000	University of Nebraska Facilities Corp	3.037	10/01/49	526,778
200,000	University of Notre Dame du Lac	3.438	02/15/45	227,671
200,000	University of Notre Dame du Lac	3.394	02/15/48	228,834
300,000	University of Southern California	3.028	10/01/39	321,523
200,000	University of Southern California	3.841	10/01/47	238,923
500,000	University of Southern California	2.805	10/01/50	510,561
200,000	University of Southern California	5.250	10/01/11	307,694
200,000	University of Texas System	3.852	08/15/46	246,384
700,000	University of Texas System	4.794	08/15/46	933,378
750,000	University of Texas System	2.439	08/15/49	723,167
1,000,000	University of Virginia	2.256	09/01/50	919,686
1,600,000	University of Virginia	2.584	11/01/51	1,571,532
500,000	University of Virginia	3.227	09/01/19	502,462
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	183,885
750,000	Westchester County Local Development Corp	3.846	11/01/50	787,014
200,000	William Marsh Rice University	3.574	05/15/45	227,218
200,000	William Marsh Rice University	3.774	05/15/55	242,472
	TOTAL MUNICIPAL BONDS			175,557,030

U.S. TREASURY SECURITIES - 37.8%
21,250,000	United States Treasury Bond	4.500	02/15/36	29,036,963
22,400,000	United States Treasury Bond	5.000	05/15/37	32,450,250
179,483,000	United States Treasury Bond	3.500	02/15/39	223,764,822
2,000,000	United States Treasury Bond	4.500	08/15/39	2,808,985
44,850,000	United States Treasury Bond	4.375	11/15/39	62,152,289
17,585,000	United States Treasury Bond	3.875	08/15/40	23,058,331
11,185,000	United States Treasury Bond	4.250	11/15/40	15,372,821
26,350,000	United States Treasury Bond	4.375	05/15/41	36,905,440
10,000,000	United States Treasury Bond	3.750	08/15/41	12,962,500
48,300,000	United States Treasury Bond	3.125	11/15/41	57,522,281
18,550,000	United States Treasury Bond	3.125	02/15/42	22,131,744
22,000,000	United States Treasury Bond	3.000	05/15/42	25,721,953
20,000,000	United States Treasury Bond	2.750	08/15/42	22,507,031
10,250,000	United States Treasury Bond	2.875	05/15/43	11,763,076
16,000,000	United States Treasury Bond	2.500	02/15/45	17,278,750
22,000,000	United States Treasury Bond	3.000	05/15/45	25,884,375
16,000,000	United States Treasury Bond	2.875	08/15/45	18,448,750
27,000,000	United States Treasury Bond	2.500	05/15/46	29,215,898
13,300,000	United States Treasury Bond	2.875	11/15/46	15,405,660
28,000,000	United States Treasury Bond	3.000	02/15/47	33,177,813
30,000,000	United States Treasury Bond	2.750	08/15/47	34,051,172
45,000,000	United States Treasury Bond	2.750	11/15/47	51,127,735
142

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$38,500,000	United States Treasury Bond	3.000%	02/15/48	$45,778,906
48,500,000	United States Treasury Bond	3.125	05/15/48	59,010,859
35,500,000	United States Treasury Bond	3.000	08/15/48	42,297,696
35,000,000	United States Treasury Bond	3.375	11/15/48	44,586,719
82,500,000	United States Treasury Bond	3.000	02/15/49	98,619,726
10,500,000	United States Treasury Bond	2.875	05/15/49	12,283,359
7,500,000	United States Treasury Bond	2.250	08/15/49	7,774,219
8,615,000	United States Treasury Bond	2.375	11/15/49	9,169,254
379,100	United States Treasury Note	8.000	11/15/21	382,781
5,000,000	United States Treasury Note	1.375	10/15/22	5,065,625
65,000,000	United States Treasury Note	2.000	10/31/22	66,327,930
31,750,000	United States Treasury Note	1.625	11/15/22	32,285,781
20,000,000	United States Treasury Note	0.125	11/30/22	19,996,875
68,000,000	United States Treasury Note	2.000	11/30/22	69,476,875
57,000,000	United States Treasury Note	1.625	12/15/22	58,021,992
60,000,000	United States Treasury Note	2.625	02/28/23	62,074,219
80,000,000	United States Treasury Note	2.500	03/31/23	82,765,625
15,000,000	United States Treasury Note	0.250	04/15/23	15,011,133
85,000,000	United States Treasury Note	0.125	04/30/23	84,887,110
30,000,000	United States Treasury Note	2.750	04/30/23	31,204,688
80,000,000	United States Treasury Note	2.750	05/31/23	83,359,375
91,500,000	United States Treasury Note	2.625	06/30/23	95,310,117
70,000,000	United States Treasury Note	2.750	07/31/23	73,191,016
47,000,000	United States Treasury Note	0.125	08/31/23	46,875,156
116,000,000	United States Treasury Note	2.750	08/31/23	121,487,344
35,000,000	United States Treasury Note	2.875	09/30/23	36,795,117
13,000,000	United States Treasury Note	2.750	11/15/23	13,669,297
10,000,000	United States Treasury Note	2.125	11/30/23	10,388,281
65,000,000	United States Treasury Note	2.875	11/30/23	68,567,383
10,000,000	United States Treasury Note	2.250	12/31/23	10,425,000
55,000,000	United States Treasury Note	2.625	12/31/23	57,799,414
129,300,000	United States Treasury Note	2.500	01/31/24	135,704,391
70,000,000	United States Treasury Note	2.375	02/29/24	73,338,672
15,000,000	United States Treasury Note	0.250	03/15/24	14,947,852
325,000,000	United States Treasury Note	2.125	03/31/24	338,825,194
174,000,000	United States Treasury Note	2.250	04/30/24	182,135,859
30,000,000	United States Treasury Note	0.250	05/15/24	29,855,859
111,500,000	United States Treasury Note	2.000	05/31/24	116,081,953
152,000,000	United States Treasury Note	1.750	06/30/24	157,355,626
212,000,000	United States Treasury Note	1.750	07/31/24	219,610,469
20,000,000	United States Treasury Note	0.375	08/15/24	19,928,125
22,000,000	United States Treasury Note	1.250	08/31/24	22,474,375
81,000,000	United States Treasury Note	1.500	09/30/24	83,369,883
90,500,000	United States Treasury Note	1.500	10/31/24	93,158,437
40,005,000	United States Treasury Note	2.250	11/15/24	42,106,825
61,900,000	United States Treasury Note	1.500	11/30/24	63,711,058
75,000,000	United States Treasury Note	1.750	12/31/24	77,815,429
40,000,000	United States Treasury Note	2.250	12/31/24	42,137,500
13,000,000	United States Treasury Note	1.375	01/31/25	13,327,539
40,000,000	United States Treasury Note	1.125	02/28/25	40,667,188
73,000,000	United States Treasury Note	0.500	03/31/25	72,595,078
8,000,000	United States Treasury Note	2.625	03/31/25	8,544,375
50,000,000	United States Treasury Note	0.375	04/30/25	49,445,313
134,000,000	United States Treasury Note	0.250	06/30/25	131,613,125
143

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$110,000,000	United States Treasury Note	0.250%	07/31/25	$107,894,532
54,000,000	United States Treasury Note	0.250	08/31/25	52,896,797
20,000,000	United States Treasury Note	2.750	08/31/25	21,521,875
50,000,000	United States Treasury Note	0.250	09/30/25	48,927,735
30,000,000	United States Treasury Note	3.000	09/30/25	32,612,109
97,000,000	United States Treasury Note	0.250	10/31/25	94,775,820
30,000,000	United States Treasury Note	2.250	11/15/25	31,730,859
275,000,000	United States Treasury Note	0.375	11/30/25	269,747,071
50,000,000	United States Treasury Note	0.375	12/31/25	48,992,188
126,000,000	United States Treasury Note	0.375	01/31/26	123,292,968
137,000,000	United States Treasury Note	0.500	02/28/26	134,688,125
90,000,000	United States Treasury Note	0.750	03/31/26	89,363,672
50,000,000	United States Treasury Note	2.250	03/31/26	52,976,563
120,000,000	United States Treasury Note	0.750	04/30/26	119,076,563
30,000,000	United States Treasury Note	1.625	05/15/26	30,939,844
165,000,000	United States Treasury Note	0.750	05/31/26	163,614,257
135,000,000	United States Treasury Note	0.875	06/30/26	134,525,391
85,000,000	United States Treasury Note	0.625	07/31/26	83,638,672
130,000,000	United States Treasury Note	0.750	08/31/26	128,608,594
60,000,000	United States Treasury Note	0.875	09/30/26	59,676,563
71,000,000	United States Treasury Note	1.625	09/30/26	73,207,656
10,000,000	United States Treasury Note	1.625	10/31/26	10,307,031
89,500,000	United States Treasury Note	1.750	12/31/26	92,803,808
5,000,000	United States Treasury Note	0.500	06/30/27	4,826,563
46,000,000	United States Treasury Note	2.250	08/15/27	48,891,172
75,000,000	United States Treasury Note	0.625	11/30/27	72,433,594
48,800,000	United States Treasury Note	2.750	02/15/28	53,388,344
66,000,000	United States Treasury Note	2.875	05/15/28	72,793,360
20,000,000	United States Treasury Note	1.250	06/30/28	19,957,812
50,000,000	United States Treasury Note	1.125	08/31/28	49,406,250
85,000,000	United States Treasury Note	3.125	11/15/28	95,498,828
50,000,000	United States Treasury Note	2.625	02/15/29	54,515,625
92,000,000	United States Treasury Note	2.375	05/15/29	98,756,250
22,000,000	United States Treasury Note	1.625	08/15/29	22,407,344
117,000,000	United States Treasury Note	1.500	02/15/30	117,744,961
50,000,000	United States Treasury Note	0.625	05/15/30	46,667,969
37,000,000	United States Treasury Note	0.625	08/15/30	34,420,117
64,000,000	United States Treasury Note	0.875	11/15/30	60,735,000
30,000,000	United States Treasury Note	1.125	02/15/31	29,057,813
131,000,000	United States Treasury Note	1.625	05/15/31	132,535,156
52,000,000	United States Treasury Note	1.250	08/15/31	50,740,625
57,000,000	United States Treasury Note	1.125	05/15/40	49,267,149
32,500,000	United States Treasury Note	1.125	08/15/40	27,967,774
127,500,000	United States Treasury Note	1.375	11/15/40	114,530,859
76,500,000	United States Treasury Note	1.875	02/15/41	74,826,562
90,000,000	United States Treasury Note	2.250	05/15/41	93,585,937
36,000,000	United States Treasury Note	1.750	08/15/41	34,413,750
35,850,000	United States Treasury Note	1.250	05/15/50	29,328,381
28,000,000	United States Treasury Note	1.375	08/15/50	23,627,187
68,500,000	United States Treasury Note	1.625	11/15/50	61,540,293
50,000,000	United States Treasury Note	1.875	02/15/51	47,679,687
55,000,000	United States Treasury Note	2.375	05/15/51	58,695,312
144

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$44,000,000	United States Treasury Note	2.000%	08/15/51	$43,223,125
	TOTAL U.S. TREASURY SECURITIES			8,025,669,128

	TOTAL GOVERNMENT BONDS			14,938,296,842
	(Cost $14,626,158,298)

STRUCTURED ASSETS - 2.7%

ASSET BACKED - 0.7%
147,896	American Airlines Pass Through Trust	3.600	09/22/27	153,148
	Series - 2015 2 (Class AA)
152,374	American Airlines Pass Through Trust	3.575	01/15/28	155,420
	Series - 2016 1 (Class AA)
452,525	American Airlines Pass Through Trust	3.200	06/15/28	455,446
	Series - 2016 2 (Class AA)
234,375	American Airlines Pass Through Trust	3.650	02/15/29	241,925
	Series - 2017 1 (Class AA)
689,037	American Airlines Pass Through Trust	3.150	02/15/32	695,811
	Series - 2019 1 (Class )
3,000,000	American Express Credit Account Master Trust	2.870	10/15/24	3,037,222
	Series - 2019 1 (Class A)
4,250,000	American Express Credit Account Master Trust	2.670	11/15/24	4,307,604
	Series - 2019 2 (Class A)
776,823	AmeriCredit Automobile Receivables Trust	2.600	09/18/23	780,912
	Series - 2017 4 (Class C)
189,988	AmeriCredit Automobile Receivables Trust	2.970	11/20/23	190,021
	Series - 2019 1 (Class A3)
866,374	AmeriCredit Automobile Receivables Trust	1.110	08/19/24	869,564
	Series - 2020 1 (Class A3)
500,000	AmeriCredit Automobile Receivables Trust	1.480	01/21/25	505,707
	Series - 2020 1 (Class B)
500,000	AmeriCredit Automobile Receivables Trust	0.530	06/18/25	501,199
	Series - 2020 3 (Class A3)
500,000	AmeriCredit Automobile Receivables Trust	1.060	08/18/26	503,329
	Series - 2020 3 (Class C)
1,500,000	AmeriCredit Automobile Receivables Trust	0.680	10/19/26	1,498,602
	Series - 2021 1 (Class B)
1,000,000	AmeriCredit Automobile Receivables Trust	0.890	10/19/26	1,001,833
	Series - 2021 1 (Class C)
500,000	AmeriCredit Automobile Receivables Trust	0.690	01/19/27	499,012
	Series - 2021 2 (Class B)
500,000	AmeriCredit Automobile Receivables Trust	1.010	01/19/27	498,233
	Series - 2021 2 (Class C)
2,500,000	BA Credit Card Trust	0.340	05/15/26	2,492,627
	Series - 2020 A1 (Class A1)
960,000	BA Credit Card Trust	0.440	09/15/26	957,712
	Series - 2021 A1 (Class A1)
2,450,000	Barclays Dryrock Issuance Trust	0.630	07/15/27	2,443,059
	Series - 2021 1 (Class A)
1,000,000	BMW Vehicle Lease Trust	0.430	01/27/25	997,153
	Series - 2021 2 (Class A4)
10,000,000	Cantor Commercial Real Estate Lending	3.523	05/15/52	10,947,986
	Series - 2019 CF1 (Class A4)
6,000,000	Cantor Commercial Real Estate Lending	3.623	05/15/52	6,351,168
	Series - 2019 CF1 (Class A2)
145

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,500,000	Capital One Multi-Asset Execution Trust	2.840%	12/15/24	$2,525,186
	Series - 2019 A1 (Class A1)
2,500,000	Capital One Multi-Asset Execution Trust	2.060	08/15/28	2,610,846
	Series - 2019 A3 (Class A3)
798,628	Capital One Prime Auto Receivables Trust	2.510	11/15/23	805,860
	Series - 2019 1 (Class A3)
957,485	CarMax Auto Owner Trust	1.700	11/15/24	966,368
	Series - 2020 2 (Class A3)
1,000,000	CarMax Auto Owner Trust	2.770	12/16/24	1,031,165
	Series - 2019 2 (Class A4)
500,000	CarMax Auto Owner Trust	0.500	08/15/25	501,097
	Series - 2020 4 (Class A3)
2,000,000	CarMax Auto Owner Trust	0.520	02/17/26	2,003,810
	Series - 2021 2 (Class A3)
500,000	CarMax Auto Owner Trust	0.530	10/15/26	499,661
	Series - 2021 1 (Class A4)
900,000	CarMax Auto Owner Trust	0.740	10/15/26	892,419
	Series - 2021 1 (Class B)
1,000,000	Chase Issuance Trust	2.160	09/15/24	1,018,867
	Series - 2012 A7 (Class A7)
1,250,000	CitiBank Credit Card Issuance Trust	2.190	11/20/23	1,253,384
	Series - 2016 A2 (Class A2)
400,000	CNH Equipment Trust	0.440	08/17/26	399,396
	Series - 2021 B (Class A3)
1,000,000	CNH Equipment Trust	0.700	05/17/27	992,008
	Series - 2021 B (Class A4)
1,500,000	Discover Card Execution Note Trust	0.580	09/15/26	1,496,179
	Series - 2021 A1 (Class A1)
1,500,000	Discover Card Execution Note Trust	1.030	09/15/28	1,489,913
	Series - 2021 A2 (Class A2)
311,819	Drive Auto Receivables Trust	0.830	05/15/24	312,108
	Series - 2020 2 (Class A3)
500,000	Drive Auto Receivables Trust	1.420	03/17/25	502,721
	Series - 2020 2 (Class B)
1,000,000	Drive Auto Receivables Trust	1.020	06/15/27	1,004,087
	Series - 2021 1 (Class C)
946,527	FedEx Corp 2020- Class AA Pass Through Trust	1.875	02/20/34	935,242
3,000,000	FHLMC Multifamily Structured Pass Through Certificates	2.307	08/25/22	3,043,679
	Series - 2012 K023 (Class A2)
9,297	FHLMC Multifamily Structured Pass Through Certificates	2.779	09/25/22	9,303
	Series - 2013 K030 (Class A1)
500,000	FHLMC Multifamily Structured Pass Through Certificates	2.510	11/25/22	510,553
	Series - 2013 K026 (Class A2)
500,000	FHLMC Multifamily Structured Pass Through Certificates	2.637	01/25/23	512,121
	Series - 2013 K027 (Class A2)
16,217	FHLMC Multifamily Structured Pass Through Certificates	2.669	02/25/23	16,407
	Series - 2013 K034 (Class A1)
146

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,000,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.060%	07/25/23	$3,125,944
		Series - 2013 K033 (Class A2)
1,750,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.531	07/25/23	1,836,555
		Series - 2013 K034 (Class A2)
1,500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.527	10/25/23	1,583,974
		Series - 2014 K036 (Class A2)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	3.023	11/25/25	3,208,206
		Series - 2015 K045 (Class A2)
1,224,000		FHLMC Multifamily Structured Pass Through Certificates	1.760	03/25/28	1,254,874
		Series - 2021 K742 (Class A2)
749,000		FHLMC Multifamily Structured Pass Through Certificates	1.369	04/25/28	746,711
		Series - 2021 K742 (Class AM)
1,000,000		Ford Credit Auto Lease Trust	0.620	08/15/23	1,002,152
		Series - 2020 B (Class A3)
1,000,000		Ford Credit Auto Lease Trust	0.690	10/15/23	1,004,387
		Series - 2020 B (Class A4)
500,000		Ford Credit Auto Lease Trust	1.000	11/15/23	503,602
		Series - 2020 B (Class B)
1,500,000		Ford Credit Auto Lease Trust	0.300	04/15/24	1,499,700
		Series - 2021 A (Class A4)
600,000		Ford Credit Auto Lease Trust	0.470	05/15/24	599,926
		Series - 2021 A (Class B)
1,465,226		Ford Credit Auto Owner Trust	2.230	10/15/23	1,476,785
		Series - 2019 B (Class A3)
500,000		Ford Credit Auto Owner Trust	0.510	08/15/26	497,722
		Series - 2020 C (Class A4)
2,000,000		Ford Credit Auto Owner Trust	0.490	09/15/26	1,985,906
		Series - 2021 A (Class A4)
2,350,000		Ford Credit Floorplan Master Owner Trust	2.230	09/15/24	2,393,642
		Series - 2019 3 (Class A1)
850,000		Ford Credit Floorplan Master Owner Trust	2.440	09/15/26	889,560
		Series - 2019 4 (Class A)
1,000,000		GM Financial Consumer Automobile Receivables Trust	2.710	08/16/24	1,023,805
		Series - 2019 2 (Class A4)
500,000		GM Financial Consumer Automobile Receivables Trust	1.490	12/16/24	504,435
		Series - 2020 2 (Class A3)
500,000		GM Financial Consumer Automobile Receivables Trust	0.380	08/18/25	500,297
		Series - 2020 4 (Class A3)
750,000		GM Financial Consumer Automobile Receivables Trust	0.350	10/16/25	750,106
		Series - 2021 1 (Class A3)
500,000		GM Financial Consumer Automobile Receivables Trust	0.500	02/17/26	498,023
		Series - 2020 4 (Class A4)
147

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	GM Financial Consumer Automobile Receivables Trust	0.510%	04/16/26	$1,001,289
	Series - 2021 2 (Class A3)
1,000,000	GM Financial Leasing Trust	0.450	08/21/23	1,001,629
	Series - 2020 3 (Class A3)
1,000,000	GM Financial Leasing Trust	0.510	10/21/24	1,002,424
	Series - 2020 3 (Class A4)
1,000,000	GM Financial Leasing Trust	1.010	07/21/25	999,562
	Series - 2021 1 (Class D)
1,026,899	Honda Auto Receivables Owner Trust	2.520	06/21/23	1,037,299
	Series - 2019 2 (Class A3)
1,633,951	Honda Auto Receivables Owner Trust	3.160	08/19/24	1,635,912
	Series - 2018 2 (Class A4)
1,000,000	Honda Auto Receivables Owner Trust	0.550	08/16/27	994,924
	Series - 2021 2 (Class A4)
1,000,000	Honda Auto Receivables Owner Trust	0.420	01/21/28	995,685
	Series - 2021 1 (Class A4)
500,000	Hyundai Auto Receivables Trust	0.380	09/15/25	499,798
	Series - 2021 A (Class A3)
2,000,000	Hyundai Auto Receivables Trust	3.030	11/17/25	2,068,347
	Series - 2019 A (Class C)
1,000,000	Hyundai Auto Receivables Trust	0.620	05/17/27	995,902
	Series - 2021 A (Class A4)
800,000	John Deere Owner Trust	0.520	03/16/26	799,530
	Series - 2021 B (Class A3)
500,000	John Deere Owner Trust	0.740	05/15/28	498,743
	Series - 2021 B (Class A4)
1,000,000	Mercedes-Benz Auto Lease Trust	0.400	11/15/23	1,001,510
	Series - 2020 B (Class A3)
250,000	Mercedes-Benz Auto Lease Trust	0.500	06/15/26	250,636
	Series - 2020 B (Class A4)
1,000,000	Mercedes-Benz Auto Lease Trust	0.320	10/15/26	999,037
	Series - 2021 A (Class A4)
836,508	Nissan Auto Receivables Owner Trust	2.900	10/16/23	844,642
	Series - 2019 A (Class A3)
1,093,728	Nissan Auto Receivables Owner Trust	2.500	11/15/23	1,104,342
	Series - 2019 B (Class A3)
1,500,000	SANTANDER DRIVE AUTO 2021	1.350	07/15/27	1,505,628
	Series - 2021 2 (Class D)
400,000	Santander Drive Auto Receivables Trust	0.480	07/15/24	400,406
	Series - 2020 4 (Class A3)
453,993	Santander Drive Auto Receivables Trust	0.520	07/15/24	454,178
	Series - 2020 3 (Class A3)
500,000	Santander Drive Auto Receivables Trust	0.690	03/17/25	501,124
	Series - 2020 3 (Class B)
500,000	Santander Drive Auto Receivables Trust	0.730	03/17/25	501,469
	Series - 2020 4 (Class B)
1,000,000	Santander Drive Auto Receivables Trust	0.500	04/15/25	1,001,309
	Series - 2021 1 (Class B)
250,000	Santander Drive Auto Receivables Trust	1.010	01/15/26	251,616
	Series - 2020 4 (Class C)
500,000	Santander Drive Auto Receivables Trust	0.750	02/17/26	502,046
	Series - 2021 1 (Class C)
4,000,000	Synchrony Card Funding LLC	2.340	06/15/25	4,056,690
	Series - 2019 A2 (Class A)
148

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,160,000	Toyota Auto Receivables Owner Trust	1.360%	08/15/24	$2,178,320
	Series - 2020 B (Class A3)
500,000	Toyota Auto Receivables Owner Trust	0.350	01/15/25	500,367
	Series - 2020 D (Class A3)
500,000	Toyota Auto Receivables Owner Trust	0.470	01/15/26	498,744
	Series - 2020 D (Class A4)
1,500,000	Toyota Auto Receivables Owner Trust	0.530	10/15/26	1,492,550
	Series - 2021 B (Class A4)
195,888	United Airlines Pass Through Trust	4.300	08/15/25	210,276
	Series - 2013 1 (Class A)
198,861	United Airlines Pass Through Trust	3.750	09/03/26	209,130
	Series - 2014 2 (Class A)
2,318,688	United Airlines Pass Through Trust	5.875	10/15/27	2,594,710
151,647	United Airlines Pass Through Trust	3.450	12/01/27	159,824
	Series - 2015 1 (Class AA)
157,787	United Airlines Pass Through Trust	3.100	07/07/28	164,445
	Series - 2016 1 (Class AA)
157,788	United Airlines Pass Through Trust	3.450	07/07/28	158,937
	Series - 2016 1 (Class A)
325,993	United Airlines Pass Through Trust	2.875	10/07/28	330,023
	Series - 2016 2 (Class A)
1,288,018	United Airlines Pass Through Trust	3.500	03/01/30	1,358,325
	Series - 2018 1 (Class AA)
327,783	United Airlines Pass Through Trust	4.150	08/25/31	352,694
	Series - 2019 1 (Class AA)
240,276	United Airlines Pass Through Trust	2.700	05/01/32	242,904
	Series - 2019 2 (Class )
4,410,000	Verizon Master Trust	0.500	05/20/27	4,401,098
	Series - 2021 1 (Class A)
3,000,000	Verizon Master Trust	0.690	05/20/27	2,992,439
	Series - 2021 1 (Class B)
815,000	Verizon Master Trust	0.890	05/20/27	815,470
	Series - 2021 1 (Class C)
500,000	Volkswagen Auto Lease Trust	0.390	01/22/24	500,812
	Series - 2020 A (Class A3)
750,000	Volkswagen Auto Lease Trust	0.450	07/21/25	750,602
	Series - 2020 A (Class A4)
2,000,000	World Financial Network Credit Card Master Trust	2.490	04/15/26	2,032,749
	Series - 2019 B (Class A)
2,000,000	World Omni Auto Receivables Trust	0.300	01/15/26	1,997,738
	Series - 2021 A (Class A3)
1,000,000	World Omni Auto Receivables Trust	0.690	06/15/27	994,744
	Series - 2021 B (Class A4)
500,000	World Omni Auto Receivables Trust	1.040	06/15/27	499,952
	Series - 2021 B (Class B)
500,000	World Omni Automobile Lease Securitization Trust	0.450	02/15/24	500,832
	Series - 2020 B (Class A3)
500,000	World Omni Automobile Lease Securitization Trust	0.750	11/16/26	499,212
	Series - 2021 A (Class B)
	TOTAL ASSET BACKED			145,645,959
149

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

OTHER MORTGAGE BACKED - 2.0%
$2,500,000		BANK	1.650%	12/15/53	$2,430,619
		Series - 2020 BN30 (Class A3)
1,500,000		BANK	1.925	12/15/53	1,478,099
		Series - 2020 BN30 (Class A4)
500,000	i	BANK	2.111	12/15/53	492,718
		Series - 2020 BN30 (Class AS)
500,000	i	BANK	2.445	12/15/53	500,344
		Series - 2020 BN30 (Class B)
2,000,000		BANK	1.771	02/15/54	1,950,982
		Series - 2021 BN31 (Class A3)
1,000,000		BANK	2.036	02/15/54	992,941
		Series - 2021 BN31 (Class A4)
500,000	i	BANK	2.211	02/15/54	494,975
		Series - 2021 BN31 (Class AS)
500,000	i	BANK	2.383	02/15/54	497,585
		Series - 2021 BN31 (Class B)
500,000	i	BANK	2.545	02/15/54	484,085
		Series - 2021 BN31 (Class C)
2,000,000		BANK	3.538	11/15/54	2,200,185
		Series - 2017 BNK9 (Class A4)
1,500,000		BANK	3.390	06/15/60	1,635,514
		Series - 2017 BNK5 (Class A5)
5,000,000		BANK	3.641	02/15/61	5,441,487
		Series - 2018 BN10 (Class ASB)
2,000,000	i	BANK	3.898	02/15/61	2,210,704
		Series - 2018 BN10 (Class AS)
8,000,000		BANK	3.584	05/15/62	8,884,822
		Series - 2019 BN18 (Class A4)
5,000,000		BANK	1.584	03/15/63	4,825,782
		Series - 2020 BN28 (Class A3)
1,000,000		BANK	2.438	06/15/63	1,025,517
		Series - 2021 BN34 (Class A5)
1,000,000		BANK	2.556	05/15/64	1,035,956
		Series - 2021 BN33 (Class A5)
1,000,000		BANK	2.792	05/15/64	1,033,444
		Series - 2021 BN33 (Class AS)
500,000		BANK	3.297	05/15/64	514,142
		Series - 2021 BN33 (Class C)
1,000,000	g,i	BANK	2.500	06/15/64	900,770
		Series - 2021 BN35 (Class D)
3,000,000		Barclays Commercial Mortgage Trust	3.674	02/15/50	3,308,624
		Series - 2017 C1 (Class A4)
12,500,000		Barclays Commercial Mortgage Trust	2.690	02/15/53	13,024,600
		Series - 2020 C6 (Class A2)
3,000,000		Benchmark Mortgage Trust	3.571	01/15/51	3,074,339
		Series - 2018 B1 (Class A2)
1,000,000	i	Benchmark Mortgage Trust	3.878	01/15/51	1,102,213
		Series - 2018 B1 (Class AM)
958,220		Benchmark Mortgage Trust	3.976	07/15/51	1,001,853
		Series - 2018 B4 (Class A2)
1,000,000	i	Benchmark Mortgage Trust	4.707	07/15/51	1,102,124
		Series - 2018 B4 (Class C)
5,850,000		Benchmark Mortgage Trust	3.542	05/15/52	6,477,719
		Series - 2019 B11 (Class A5)
150

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	i	Benchmark Mortgage Trust	2.944%	02/15/53	$1,050,041
		Series - 2020 B16 (Class AM)
1,500,000	i	Benchmark Mortgage Trust	3.176	02/15/53	1,566,734
		Series - 2020 B16 (Class B)
1,500,000	i	Benchmark Mortgage Trust	3.655	02/15/53	1,543,862
		Series - 2020 B16 (Class C)
2,000,000	i	Benchmark Mortgage Trust	4.510	05/15/53	2,333,519
		Series - 2018 B7 (Class A4)
5,000,000		Benchmark Mortgage Trust	1.925	07/15/53	4,942,500
		Series - 2020 B18 (Class A5)
2,500,000		Benchmark Mortgage Trust	1.704	12/17/53	2,407,499
		Series - 2020 B21 (Class A4)
2,500,000		Benchmark Mortgage Trust	1.978	12/17/53	2,471,111
		Series - 2020 B21 (Class A5)
2,500,000		Benchmark Mortgage Trust	1.685	01/15/54	2,415,969
		Series - 2020 B22 (Class A4)
1,500,000		Benchmark Mortgage Trust	1.973	01/15/54	1,482,527
		Series - 2020 B22 (Class A5)
1,500,000		Benchmark Mortgage Trust	2.163	01/15/54	1,478,939
		Series - 2020 B22 (Class AM)
2,000,000		Benchmark Mortgage Trust	1.620	02/15/54	2,010,103
		Series - 2021 B23 (Class A2)
1,500,000		Benchmark Mortgage Trust	1.823	02/15/54	1,468,328
		Series - 2021 B23 (Class A4A1)
1,500,000		Benchmark Mortgage Trust	2.070	02/15/54	1,492,106
		Series - 2021 B23 (Class A5)
500,000		Benchmark Mortgage Trust	2.095	02/15/54	483,733
		Series - 2021 B23 (Class B)
500,000		Benchmark Mortgage Trust	2.274	02/15/54	497,561
		Series - 2021 B23 (Class AS)
500,000	i	Benchmark Mortgage Trust	2.563	02/15/54	485,698
		Series - 2021 B23 (Class C)
1,000,000		Benchmark Mortgage Trust	2.577	04/15/54	1,037,115
		Series - 2021 B25 (Class A5)
1,000,000		Benchmark Mortgage Trust	2.847	04/15/54	1,039,995
		Series - 2021 B25 (Class AS)
1,700,000		Benchmark Mortgage Trust	2.613	06/15/54	1,768,140
		Series - 2021 B26 (Class A5)
702,000	i	Benchmark Mortgage Trust	2.688	06/15/54	709,922
		Series - 2021 B26 (Class B)
500,000		Benchmark Mortgage Trust	2.825	06/15/54	519,437
		Series - 2021 B26 (Class AM)
1,500,000		Benchmark Mortgage Trust	2.512	07/15/54	1,518,914
		Series - 2021 B27 (Class AS)
5,000,000		Benchmark Mortgage Trust	2.914	12/15/72	5,177,086
		Series - 2019 B15 (Class A2)
1,000,000	i	CD Mortgage Trust	3.526	11/10/49	1,093,123
		Series - 2016 CD2 (Class A4)
2,000,000		CD Mortgage Trust	3.631	02/10/50	2,196,197
		Series - 2017 CD3 (Class A4)
1,000,000		CD Mortgage Trust	3.025	08/15/50	1,013,195
		Series - 2017 CD5 (Class A2)
2,500,000		CD Mortgage Trust	3.431	08/15/50	2,734,435
		Series - 2017 CD5 (Class A4)
151

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	i	CD Mortgage Trust	3.684%	08/15/50	$1,087,001
		Series - 2017 CD5 (Class AS)
1,750,000		CD Mortgage Trust	4.279	08/15/51	2,010,855
		Series - 2018 CD7 (Class A4)
1,053,000		Citigroup Commercial Mortgage Trust	3.422	04/10/46	1,087,083
		Series - 2013 GC11 (Class AS)
755,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	806,952
		Series - 2014 GC19 (Class A4)
440,887		Citigroup Commercial Mortgage Trust	3.622	07/10/47	471,716
		Series - 2014 GC23 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.635	10/10/47	537,501
		Series - 2014 GC25 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.137	02/10/48	1,061,438
		Series - 2015 GC27 (Class A5)
1,000,000		Citigroup Commercial Mortgage Trust	3.571	02/10/48	1,056,666
		Series - 2015 GC27 (Class AS)
1,000,000		Citigroup Commercial Mortgage Trust	3.616	02/10/49	1,089,404
		Series - 2016 GC36 (Class A5)
2,000,000		Citigroup Commercial Mortgage Trust	3.314	04/10/49	2,156,672
		Series - 2016 GC37 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.576	04/10/49	525,961
		Series - 2016 GC37 (Class AS)
1,500,000		Citigroup Commercial Mortgage Trust	2.832	08/10/49	1,589,460
		Series - 2016 C2 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.465	09/15/50	1,094,410
		Series - 2017 P8 (Class A4)
1,480,000		Citigroup Commercial Mortgage Trust	3.778	09/10/58	1,616,011
		Series - 2015 GC33 (Class A4)
580,000		COMM Mortgage Trust	4.063	12/10/44	583,742
		Series - 2012 LC4 (Class AM)
302,823		COMM Mortgage Trust	2.941	01/10/46	308,914
		Series - 2013 LC6 (Class A4)
320,069		COMM Mortgage Trust	3.213	03/10/46	330,305
		Series - 2013 CR7 (Class A4)
1,000,000		COMM Mortgage Trust	4.046	10/10/46	1,062,009
		Series - 2013 CR12 (Class A4)
24,269		COMM Mortgage Trust	2.928	02/10/47	24,016
		Series - 2014 CR15 (Class A2)
2,750,000		COMM Mortgage Trust	3.955	02/10/47	2,914,637
		Series - 2014 CR14 (Class A3)
500,000		COMM Mortgage Trust	3.961	03/10/47	533,641
		Series - 2014 UBS2 (Class A5)
1,000,000		COMM Mortgage Trust	4.051	04/10/47	1,074,967
		Series - 2014 CR16 (Class A4)
1,000,000		COMM Mortgage Trust	3.819	06/10/47	1,071,641
		Series - 2014 UBS3 (Class A4)
1,000,000		COMM Mortgage Trust	3.694	08/10/47	1,066,905
		Series - 2014 UBS4 (Class A5)
852,128		COMM Mortgage Trust	3.326	11/10/47	896,610
		Series - 2014 CR20 (Class A3)
1,000,000		COMM Mortgage Trust	3.590	11/10/47	1,067,991
		Series - 2014 CR20 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.339	12/10/47	1,074,560
		Series - 2014 CR21 (Class B)
152

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,150,000		COMM Mortgage Trust	3.183%	02/10/48	$3,357,565
		Series - 2015 LC19 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.375	02/10/48	1,064,404
		Series - 2015 LC19 (Class C)
1,700,000		COMM Mortgage Trust	3.708	07/10/48	1,846,688
		Series - 2015 LC21 (Class A4)
948,551		COMM Mortgage Trust	3.432	08/10/48	1,004,643
		Series - 2015 CR24 (Class A4)
1,000,000		COMM Mortgage Trust	3.759	08/10/48	1,090,808
		Series - 2015 CR25 (Class A4)
891,869		COMM Mortgage Trust	3.221	10/10/48	899,723
		Series - 2015 LC23 (Class A2)
1,500,000		COMM Mortgage Trust	3.774	10/10/48	1,640,588
		Series - 2015 LC23 (Class A4)
500,000		COMM Mortgage Trust	4.258	08/10/50	531,330
		Series - 2013 CR11 (Class A4)
5,000,000		COMM Mortgage Trust	2.827	08/15/57	5,219,691
		Series - 2019 GC44 (Class A2)
3,000,000		COMM Mortgage Trust	3.263	08/15/57	3,220,489
		Series - 2019 GC44 (Class AM)
650,000	i	CSAIL Commercial Mortgage Trust	5.086	01/15/49	688,951
		Series - 2016 C6 (Class C)
2,000,000	i	CSAIL Commercial Mortgage Trust	4.224	08/15/51	2,270,252
		Series - 2018 CX12 (Class A4)
10,000,000		CSAIL Commercial Mortgage Trust	4.053	03/15/52	11,301,503
		Series - 2019 C15 (Class A4)
2,000,000		DBGS Mortgage Trust	4.358	10/15/51	2,105,937
		Series - 2018 C1 (Class A2)
5,790,000		DBGS Mortgage Trust	4.466	10/15/51	6,718,014
		Series - 2018 C1 (Class A4)
3,500,000		DBJPM	3.276	05/10/49	3,756,915
		Series - 2016 C1 (Class A4)
1,000,000		DBJPM	3.539	05/10/49	1,066,043
		Series - 2016 C1 (Class AM)
1,590,000		DBJPM	3.328	06/10/50	1,732,435
		Series - 2017 C6 (Class A5)
5,000,000		DBJPM	1.900	08/15/53	5,096,161
		Series - 2020 C9 (Class A2)
1,500,000		Freddie Mac Multifamily Structured Pass Through Certificates	1.199	12/25/27	1,483,958
		Series - 2021 K741 (Class AM)
8,440,000		Freddie Mac Multifamily Structured Pass Through Certificates	1.603	12/25/27	8,579,769
		Series - 2021 K741 (Class A2)
3,000,000		Freddie Mac Multifamily Structured Pass Through Certificates	1.712	07/25/28	3,063,326
		Series - 2021 K744 (Class A2)
994,203		Freddie Mac Multifamily Structured Pass Through Certificates	1.229	03/25/30	991,634
		Series - 2021 K128 (Class A1)
989,849		Freddie Mac Multifamily Structured Pass Through Certificates	1.101	08/25/30	977,504
		Series - 2021 K125 (Class A1)
153

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,993,166	Freddie Mac Multifamily Structured Pass Through Certificates	1.353%	11/25/30	$2,001,469
	Series - 2021 K127 (Class A1)
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates	1.792	01/25/31	1,008,460
	Series - 2021 K126 (Class AM)
9,000,000	Freddie Mac Multifamily Structured Pass Through Certificates	1.846	01/25/31	9,159,951
	Series - 2021 K125 (Class A2)
3,000,000	Freddie Mac Multifamily Structured Pass Through Certificates	2.108	01/25/31	3,117,609
	Series - 2021 K127 (Class A2)
1,332,000	Freddie Mac Multifamily Structured Pass Through Certificates	1.851	02/25/31	1,347,249
	Series - 2021 K127 (Class AM)
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates	1.749	03/25/31	1,002,517
	Series - 2021 K128 (Class AM)
2,000,000	Freddie Mac Multifamily Structured Pass Through Certificates	2.020	03/25/31	2,063,295
	Series - 2021 K128 (Class A2)
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates	1.647	05/25/31	991,743
	Series - 2021 K129 (Class AM)
1,896,483	Freddie Mac Multifamily Structured Pass Through Certificates	2.007	07/25/35	1,948,659
	Series - 2021 1520 (Class A1)
2,000,000	Freddie Mac Multifamily Structured Pass Through Certificates	2.438	02/25/36	2,069,886
	Series - 2021 1520 (Class A2)
2,000,000	Freddie Mac Multifamily Structured Pass Through Certificates	2.184	08/25/36	2,009,790
	Series - 2021 1521 (Class A2)
300,000	GS Mortgage Securities Corp II	2.943	02/10/46	307,808
	Series - 2013 GC10 (Class A5)
300,000	GS Mortgage Securities Corp II	3.279	02/10/46	307,806
	Series - 2013 GC10 (Class AS)
800,000	GS Mortgage Securities Corp II	3.382	05/10/50	859,548
	Series - 2015 GC30 (Class A4)
195,000	GS Mortgage Securities Trust	4.740	05/10/45	198,572
	Series - 2012 GCJ7 (Class B)
500,000	GS Mortgage Securities Trust	3.135	06/10/46	517,877
	Series - 2013 GC12 (Class A4)
248,975	GS Mortgage Securities Trust	3.813	11/10/46	257,411
	Series - 2013 GC16 (Class AAB)
1,000,000	GS Mortgage Securities Trust	4.074	01/10/47	1,063,352
	Series - 2014 GC18 (Class A4)
1,500,000	GS Mortgage Securities Trust	3.964	11/10/47	1,607,961
	Series - 2014 GC26 (Class AS)
1,841,317	GS Mortgage Securities Trust	3.136	02/10/48	1,934,305
	Series - 2015 GC28 (Class A4)
1,500,000	GS Mortgage Securities Trust	3.178	11/10/49	1,587,725
	Series - 2016 GS4 (Class A3)
154

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,350,000	i	GS Mortgage Securities Trust	4.088%	11/10/49	$1,343,656
		Series - 2016 GS4 (Class C)
1,000,000		GS Mortgage Securities Trust	2.945	08/10/50	1,015,124
		Series - 2017 GS7 (Class A2)
1,500,000		GS Mortgage Securities Trust	3.430	08/10/50	1,637,588
		Series - 2017 GS7 (Class A4)
1,000,000		GS Mortgage Securities Trust	3.872	02/10/52	1,056,171
		Series - 2019 GC38 (Class A2)
2,500,000		GS Mortgage Securities Trust	3.968	02/10/52	2,836,962
		Series - 2019 GC38 (Class A4)
500,000	i	GS Mortgage Securities Trust	4.309	02/10/52	554,460
		Series - 2019 GC38 (Class B)
2,500,000		GS Mortgage Securities Trust	2.898	02/13/53	2,623,556
		Series - 2020 GC45 (Class A2)
4,000,000	i	GS Mortgage Securities Trust	3.173	02/13/53	4,238,306
		Series - 2020 GC45 (Class AS)
2,000,000	i	GS Mortgage Securities Trust	3.405	02/13/53	2,126,102
		Series - 2020 GC45 (Class B)
2,000,000		GS Mortgage Securities Trust	2.125	05/12/53	2,003,556
		Series - 2020 GC47 (Class A4)
4,000,000		GS Mortgage Securities Trust	2.377	05/12/53	4,092,967
		Series - 2020 GC47 (Class A5)
1,000,000		GS Mortgage Securities Trust	1.662	12/12/53	1,000,913
		Series - 2020 GSA2 (Class AAB)
3,000,000		GS Mortgage Securities Trust	1.721	12/12/53	2,907,847
		Series - 2020 GSA2 (Class A4)
2,000,000		GS Mortgage Securities Trust	2.012	12/12/53	1,973,978
		Series - 2020 GSA2 (Class A5)
1,000,000		GS Mortgage Securities Trust	2.224	12/12/53	991,067
		Series - 2020 GSA2 (Class AS)
300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.310	05/15/45	289,303
		Series - 2012 C6 (Class D)
68,788		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	69,497
		Series - 2012 CBX (Class A4)
410,544	i	JP Morgan Chase Commercial Mortgage Securities Corp	3.994	01/15/46	430,579
		Series - 2013 C13 (Class A4)
1,500,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.960	04/15/46	1,542,540
		Series - 2013 LC11 (Class A5)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.166	12/15/46	531,022
		Series - 2013 C16 (Class A4)
121,786		JP Morgan Chase Commercial Mortgage Securities Corp	2.702	12/15/47	123,267
		Series - 2013 C10 (Class ASB)
186,996		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	190,003
		Series - 2012 LC9 (Class A5)
491,190		JP Morgan Chase Commercial Mortgage Securities Corp	3.143	12/15/47	504,632
		Series - 2013 C10 (Class A5)
155

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$574,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372%	12/15/47	$591,821
		Series - 2013 C10 (Class AS)
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.822	08/15/49	1,057,934
		Series - 2016 JP2 (Class A4)
1,400,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.109	07/15/50	1,449,648
		Series - 2017 JP6 (Class A3)
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.038	09/15/50	1,015,408
		Series - 2017 JP7 (Class A2)
2,500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.454	09/15/50	2,730,762
		Series - 2017 JP7 (Class A5)
2,150,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.219	06/13/52	2,327,255
		Series - 2019 COR5 (Class ASB)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.801	09/15/47	2,149,482
		Series - 2014 C22 (Class A4)
1,875,000	i	JPMBB Commercial Mortgage Securities Trust	4.118	05/15/48	1,972,367
		Series - 2015 C29 (Class B)
2,700,000		JPMBB Commercial Mortgage Securities Trust	3.227	10/15/48	2,865,739
		Series - 2015 C28 (Class A4)
1,100,000		JPMBB Commercial Mortgage Securities Trust	3.532	10/15/48	1,164,281
		Series - 2015 C28 (Class AS)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.770	12/15/48	2,193,757
		Series - 2015 C33 (Class A4)
1,000,000		JPMBB Commercial Mortgage Securities Trust	3.576	03/15/49	1,087,995
		Series - 2016 C1 (Class A5)
500,000		JPMBB Commercial Mortgage Securities Trust	3.970	03/15/49	544,102
		Series - 2016 C1 (Class AS)
500,000	i	JPMBB Commercial Mortgage Securities Trust	4.891	03/15/49	552,087
		Series - 2016 C1 (Class B)
1,000,000	i	JPMDB Commercial Mortgage Securities Trust	3.990	06/15/49	1,034,912
		Series - 2016 C2 (Class B)
5,922,824		JPMDB Commercial Mortgage Securities Trust	3.141	12/15/49	6,390,344
		Series - 2016 C4 (Class A3)
5,000,000		JPMDB Commercial Mortgage Securities Trust	2.946	11/13/52	5,244,239
		Series - 2019 COR6 (Class A2)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	61,341
		Series - 2013 C7 (Class A4)
485,066		Morgan Stanley Bank of America Merrill Lynch Trust	2.834	05/15/46	495,042
		Series - 2013 C9 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	1,290,710
		Series - 2013 C9 (Class A4)
500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456	05/15/46	516,453
		Series - 2013 C9 (Class AS)
156

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$240,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	3.708%	05/15/46	$247,242
		Series - 2013 C9 (Class B)
73,713		Morgan Stanley Bank of America Merrill Lynch Trust	3.824	10/15/46	75,680
		Series - 2013 C12 (Class ASB)
568,491		Morgan Stanley Bank of America Merrill Lynch Trust	3.654	04/15/47	588,003
		Series - 2014 C15 (Class ASB)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.892	06/15/47	2,138,855
		Series - 2014 C16 (Class A5)
3,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.249	02/15/48	3,730,722
		Series - 2015 C20 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.306	04/15/48	1,066,859
		Series - 2015 C22 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.732	05/15/48	1,089,397
		Series - 2015 C24 (Class A4)
3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.134	12/15/48	3,070,763
		Series - 2013 C8 (Class A4)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.599	05/15/50	2,190,031
		Series - 2017 C33 (Class A5)
282,105		Morgan Stanley Capital I Trust	3.244	03/15/45	283,663
		Series - 2012 C4 (Class A4)
535,000		Morgan Stanley Capital I Trust	3.594	03/15/49	578,924
		Series - 2016 UBS9 (Class A4)
606,916		Morgan Stanley Capital I Trust	3.997	07/15/51	632,532
		Series - 2018 H3 (Class A2)
1,000,000	i	Morgan Stanley Capital I Trust	5.010	07/15/51	1,123,645
		Series - 2018 H3 (Class C)
1,500,000	i	Morgan Stanley Capital I Trust	4.238	10/15/51	1,683,238
		Series - 2018 L1 (Class ASB)
2,000,000		Morgan Stanley Capital I Trust	4.288	10/15/51	2,124,245
		Series - 2018 L1 (Class A2)
1,500,000	i	Morgan Stanley Capital I Trust	4.407	10/15/51	1,726,498
		Series - 2018 L1 (Class A4)
1,000,000		Morgan Stanley Capital I Trust	4.071	03/15/52	1,134,497
		Series - 2019 L2 (Class A4)
5,000,000		Morgan Stanley Capital I Trust	3.224	06/15/52	5,408,676
		Series - 2019 H6 (Class ASB)
750,000		Morgan Stanley Capital I Trust	3.417	06/15/52	820,256
		Series - 2019 H6 (Class A4)
5,000,000		Morgan Stanley Capital I Trust	1.790	07/15/53	4,893,016
		Series - 2020 HR8 (Class A3)
2,000,000		Morgan Stanley Capital I Trust	2.438	05/15/54	2,041,876
		Series - 2021 L5 (Class A3)
1,000,000		Morgan Stanley Capital I Trust	2.951	05/15/54	1,045,365
		Series - 2021 L5 (Class AS)
1,500,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,536,823
		Series - 2013 C5 (Class A4)
157

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		UBS Barclays Commercial Mortgage Trust	3.244%	04/10/46	$515,361
		Series - 2013 C6 (Class A4)
1,000,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	1,014,425
		Series - 2012 C2 (Class A4)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	101,537
		Series - 2012 C1 (Class B)
1,000,000		UBS Commercial Mortgage Trust	2.998	08/15/50	1,015,808
		Series - 2017 C3 (Class A2)
1,500,000		UBS Commercial Mortgage Trust	3.426	08/15/50	1,624,212
		Series - 2017 C3 (Class A4)
1,000,000	i	UBS Commercial Mortgage Trust	3.739	08/15/50	1,085,386
		Series - 2017 C3 (Class AS)
998,703		UBS Commercial Mortgage Trust	3.147	10/15/50	1,016,416
		Series - 2017 C4 (Class A2)
5,000,000		UBS Commercial Mortgage Trust	3.713	02/15/51	5,155,676
		Series - 2018 C8 (Class A2)
11,000,000		UBS Commercial Mortgage Trust	4.313	05/15/51	12,527,735
		Series - 2018 C10 (Class A4)
2,000,000		UBS Commercial Mortgage Trust	4.296	08/15/51	2,273,102
		Series - 2018 C12 (Class A5)
2,400,000	i	UBS Commercial Mortgage Trust	5.444	12/15/51	2,525,192
		Series - 2018 C14 (Class C)
875,000	i	Wells Fargo Commercial Mortgage Trust	3.872	05/15/48	941,185
		Series - 2015 C28 (Class AS)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.695	11/15/48	2,179,651
		Series - 2015 C31 (Class A4)
480,000	i	Wells Fargo Commercial Mortgage Trust	4.224	12/15/48	517,436
		Series - 2015 NXS4 (Class B)
2,000,000		Wells Fargo Commercial Mortgage Trust	2.652	08/15/49	2,101,690
		Series - 2016 BNK1 (Class A3)
500,000		Wells Fargo Commercial Mortgage Trust	2.967	08/15/49	505,235
		Series - 2016 BNK1 (Class B)
1,000,000		Wells Fargo Commercial Mortgage Trust	3.377	11/15/49	1,061,501
		Series - 2016 NXS6 (Class AS)
2,000,000		Wells Fargo Commercial Mortgage Trust	4.152	08/15/51	2,271,294
		Series - 2018 C46 (Class A4)
2,700,000		Wells Fargo Commercial Mortgage Trust	3.760	03/15/52	3,002,060
		Series - 2019 C49 (Class A4)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.635	05/15/52	2,202,317
		Series - 2019 C50 (Class ASB)
3,250,000		Wells Fargo Commercial Mortgage Trust	4.192	05/15/52	3,609,461
		Series - 2019 C50 (Class B)
10,000,000		Wells Fargo Commercial Mortgage Trust	3.040	10/15/52	10,711,662
		Series - 2019 C53 (Class A4)
2,500,000		Wells Fargo Commercial Mortgage Trust	1.810	07/15/53	2,449,775
		Series - 2020 C58 (Class A3)
1,500,000		Wells Fargo Commercial Mortgage Trust	2.092	07/15/53	1,496,526
		Series - 2020 C58 (Class A4)
500,000		Wells Fargo Commercial Mortgage Trust	2.398	07/15/53	502,688
		Series - 2020 C58 (Class AS)
10,000,000		Wells Fargo Commercial Mortgage Trust	1.864	08/15/53	9,845,709
		Series - 2020 C57 (Class A3)
158

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,893,000		Wells Fargo Commercial Mortgage Trust	2.626%	04/15/54	$1,966,051
		Series - 2021 C59 (Class A5)
117,000		Wells Fargo Commercial Mortgage Trust	3.896	03/15/59	122,309
		Series - 2016 C33 (Class C)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	404,602
		Series - 2012 C8 (Class A3)
775,000		WF-RBS Commercial Mortgage Trust	3.241	12/15/45	790,760
		Series - 2012 C10 (Class AS)
600,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	624,463
		Series - 2013 C14 (Class A5)
500,000	i	WF-RBS Commercial Mortgage Trust	4.646	03/15/47	517,461
		Series - 2014 C19 (Class C)
1,000,000	i	WF-RBS Commercial Mortgage Trust	4.723	03/15/47	1,056,474
		Series - 2014 C19 (Class B)
483,285		WF-RBS Commercial Mortgage Trust	3.198	03/15/48	496,842
		Series - 2013 C12 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			436,613,907

		TOTAL STRUCTURED ASSETS			582,259,866
		(Cost $567,923,866)

		TOTAL BONDS			21,152,343,631
		(Cost $20,489,488,998)

SHORT-TERM INVESTMENTS - 2.0%

GOVERNMENT AGENCY DEBT - 1.3%
10,000,000		Federal Agricultural Mortgage Corp (FAMC)	0.000	11/30/21	9,999,333
25,000,000		FAMC	0.000	12/16/21	24,997,889
8,900,000		Federal Home Loan Bank (FHLB)	0.000	10/08/21	8,899,965
14,000,000		FHLB	0.000	10/15/21	13,999,891
50,000,000		FHLB	0.000	10/22/21	49,999,417
10,000,000		FHLB	0.000	10/25/21	9,999,867
27,278,000		FHLB	0.000	11/12/21	27,276,727
4,935,000		FHLB	0.000	12/17/21	4,934,578
50,000,000		FHLB	0.000	01/19/22	49,993,891
80,175,000		Tennessee Valley Authority (TVA)	0.000	10/06/21	80,174,777
		TOTAL GOVERNMENT AGENCY DEBT			280,276,335

REPURCHASE AGREEMENT - 0.3%
66,160,000	r	Fixed Income Clearing Corp (FICC)	0.010	10/01/21	66,160,000
		TOTAL REPURCHASE AGREEMENT			66,160,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
71,866,360	c	State Street Navigator Securities Lending	0.030		71,866,360
		Government Money Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			71,866,360

		TOTAL SHORT-TERM INVESTMENTS			418,302,695
		(Cost $418,303,518)
		TOTAL INVESTMENTS - 101.5%			21,570,646,326
		(Cost $20,907,792,516)
		OTHER ASSETS & LIABILITIES, NET - (1.5)%			(319,275,354)
		NET ASSETS - 100.0%			$21,251,370,972
159

TIAA-CREF FUNDS – Bond Index Fund

Abbreviation(s):
DGS1	1-Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust

‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $71,973,574.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/21, the aggregate value of these securities is $116,899,865 or 0.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r	Agreement with Fixed Income Clearing Corp (FICC), 0.010% dated 9/30/21 to be repurchased at $66,160,000 on 10/1/21, collateralized by U.S. Treasury Notes valued at $67,483,259.
160

TIAA-CREF FUNDS – Core Bond Fund

TIAA-CREF FUNDS

CORE BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2021

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.9%

AUTOMOBILES & COMPONENTS - 0.0%
$847,326	i	Clarios Global LP	LIBOR 1 M + 3.250%	3.334%	04/30/26	$843,090
804,599	i	Gates Global LLC	LIBOR 1 M + 2.500%	3.250	03/31/27	802,893
99,500	i	Truck Hero, Inc	LIBOR 1 M + 3.250%	4.000	01/31/28	99,230
		TOTAL AUTOMOBILES & COMPONENTS				1,745,213

CAPITAL GOODS - 0.1%
701,491	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.750%	2.500	01/15/25	698,425
911,125	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.500%	2.250	02/12/27	901,503
2,484,674	i	Blount International, Inc	LIBOR 1 M + 3.750%	4.750	04/12/23	2,486,886
844,866	i	Cornerstone Building Brands, Inc	LIBOR 1 M + 3.250%	3.750	04/12/28	842,053
382,416	i	Prometric Holdings Inc	LIBOR 1 M + 3.000%	4.000	01/29/25	379,548
954,545	i	SRAM LLC	LIBOR 3 M + 2.750%	3.250	05/18/28	952,951
1,451,533	i	TransDigm, Inc	LIBOR 1 M + 2.250%	2.334	08/22/24	1,435,203
475,425	i	TransDigm, Inc	LIBOR 1 M + 2.250%	2.334	12/09/25	469,483
582,091	i	Univar Solutions USA, Inc	LIBOR 1 M + 2.000%	2.084	05/26/28	580,636
		TOTAL CAPITAL GOODS				8,746,688

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
2,147,813	i	Allied Universal Holdco LLC	LIBOR 3 M + 3.750%	4.250	05/12/28	2,148,779
1,354,040	i	Clean Harbors, Inc	LIBOR 1 M + 1.750%	1.834	06/28/24	1,352,727
2,539,175	i	Filtration Group Corp	LIBOR 1 M + 3.000%	3.084	03/28/25	2,524,904
768,240	i	Filtration Group Corp	LIBOR 1 M + 3.750%	4.500	03/29/25	769,392
1,384,301	i	GFL Environmental, Inc	LIBOR 3 M + 3.000%	3.500	05/30/25	1,386,031
1,773,554	i	Intrado Corp	LIBOR 3 M + 4.000%	5.000	10/10/24	1,745,656
255,824	i	KAR Auction Services, Inc	LIBOR 1 M + 2.250%	2.375	09/19/26	249,428
2,400,000	i	Maxar Technologies Ltd	LIBOR 1 M + 2.750%	2.870	10/04/24	2,379,384
1,019,875	i	PAE Holding Corp	LIBOR 3 M + 4.500%	5.250	10/14/27	1,017,835
1,455,188	i	Peraton Corp	LIBOR 1 M + 3.750%	4.500	02/01/28	1,455,420
2,608,872	i	Prime Security Services Borrower LLC	LIBOR 1 M + 2.750%	3.500	09/23/26	2,605,011
1,469,773	i	Sedgwick Claims Management Services, Inc	LIBOR 1 M + 3.250%	3.334	12/31/25	1,457,604
1,840,388	i	Spin Holdco, Inc	LIBOR 3 M + 4.000%	4.750	03/01/28	1,844,786
1,244,475	i	Trans Union LLC	LIBOR 1 M + 1.750%	1.834	11/16/26	1,236,113
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				22,173,070

CONSUMER DURABLES & APPAREL - 0.0%
1,000,000	i	Conair Holdings LLC	LIBOR 3 M + 3.750%	4.250	05/17/28	1,000,420
1,488,750	i	Great Outdoors Group LLC	LIBOR 3 M + 4.250%	5.000	03/06/28	1,493,216
1,067,781	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	1.834	04/25/25	1,046,426
		TOTAL CONSUMER DURABLES & APPAREL				3,540,062

CONSUMER SERVICES - 0.2%
1,332,121	i	1011778 BC ULC	LIBOR 1 M + 1.750%	1.837	11/19/26	1,314,910
1,368,125	i	AlixPartners LLP	LIBOR 1 M + 2.750%	3.250	02/04/28	1,363,939
838,377	i	Boyd Gaming Corp	LIBOR 1 W + 2.250%	2.322	09/15/23	837,069
161

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$356,400	i	Caesars Resort Collection LLC	LIBOR 1 M + 3.500%	3.583%	07/21/25	$356,528
665,000	i	CCC Intelligent Solutions, Inc	LIBOR 3 M + 2.500%	3.000	09/16/28	664,169
994,819	i	ClubCorp Holdings, Inc	LIBOR 3 M + 2.750%	2.882	09/18/24	933,060
1,983,072	i	Golden Nugget LLC	LIBOR 2 M + 2.500%	3.250	10/04/23	1,972,621
2,679,750	i	IRB Holding Corp	LIBOR 3 M + 3.250%	4.250	12/15/27	2,683,100
387,560	i	KFC Holding Co	LIBOR 1 M + 1.750%	1.836	03/09/28	387,075
323,929	i	KUEHG Corp	LIBOR 3 M + 3.750%	4.750	02/21/25	320,599
1,990,000	i	Life Time, Inc	LIBOR 3 M + 4.750%	5.750	12/10/24	2,003,691
1,885,136	i	Scientific Games International, Inc	LIBOR 1 M + 2.750%	2.834	08/14/24	1,875,956
2,257,938	i	Sophia LP	LIBOR 3 M + 3.750%	4.500	10/07/27	2,265,456
1,375,000	i	Stars Group Holdings BV	LIBOR 1 M + 2.250%	2.382	07/21/26	1,369,844
2,046,784	i	Sterling Midco Holdings, Inc	LIBOR 3 M + 3.500%	4.500	06/19/24	2,039,108
		TOTAL CONSUMER SERVICES				20,387,125

DIVERSIFIED FINANCIALS - 0.0%
609,148	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	2.334	03/24/25	603,629
1,366,241	i	Reynolds Group Holdings, Inc	LIBOR 1 M + 3.250%	3.334	02/05/26	1,355,995
		TOTAL DIVERSIFIED FINANCIALS				1,959,624

ENERGY - 0.0%
1,403,705	i	Buckeye Partners LP	LIBOR 1 M + 2.250%	2.334	11/01/26	1,396,181
609,375	i	ChampionX Holding, Inc	LIBOR 3 M + 5.000%	6.000	06/03/27	618,516
1,912,937	i	Delek US Holdings, Inc	LIBOR 1 M + 2.250%	2.334	03/31/25	1,853,636
483,788	i	DT Midstream, Inc	LIBOR 3 M + 2.000%	2.500	06/26/28	483,410
		TOTAL ENERGY				4,351,743

FOOD, BEVERAGE & TOBACCO - 0.1%
1,386,000	i	Chobani LLC	LIBOR 1 M + 3.500%	4.500	10/20/27	1,387,982
148,125	i	Froneri US, Inc	LIBOR 1 M + 2.250%	2.334	01/29/27	146,274
1,895,250	i	Hayward Industries, Inc	LIBOR 1 M + 2.500%	3.000	05/28/28	1,889,337
1,885,385	i	Hearthside Food Solutions LLC	LIBOR 1 M + 3.688%	3.772	05/23/25	1,878,710
982,456	i	Hostess Brands LLC	LIBOR 1 M + 2.250%	3.000	08/01/25	978,900
2,675,543	i	Shearer’s Foods LLC	LIBOR 3 M + 3.500%	4.250	09/23/27	2,670,994
2,033,000	i	Triton Water Holdings, Inc	LIBOR 3 M + 3.500%	4.000	03/31/28	2,029,198
		TOTAL FOOD, BEVERAGE & TOBACCO				10,981,395

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
1,492,500	i	ADMI Corp	LIBOR 1 M + 3.125%	3.625	12/23/27	1,479,441
971,218	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.500%	3.500	03/01/24	970,053
2,302,122	i	Da Vinci Purchaser Corp	LIBOR 1 M + 4.000%	5.000	01/08/27	2,310,041
1,225,055	i	DaVita, Inc	LIBOR 1 M + 1.750%	1.834	08/12/26	1,217,398
722,054	i	Envision Healthcare Corp	LIBOR 1 M + 3.750%	3.834	10/10/25	640,823
979,435	i	ExamWorks Group Inc	LIBOR 1 M + 3.250%	4.250	07/27/23	979,229
1,100,308	i	Gentiva Health Services, Inc	LIBOR 1 M + 2.750%	2.875	07/02/25	1,099,845
1,218,876	i	Global Medical Response, Inc	LIBOR 3 M + 4.750%	5.750	10/02/25	1,222,532
663,688	i	Grifols Worldwide Operations USA, Inc	LIBOR 1 W + 2.000%	2.072	11/15/27	652,624
603,023	i	NMN Holdings III Corp	LIBOR 1 M + 3.750%	3.834	11/13/25	586,440
129,381	i	NMN Holdings III Corp	LIBOR 1 M + 3.750%	3.834	11/13/25	125,823
1,920,188	i	Onex TSG Intermediate Corp	LIBOR 3 M + 4.750%	5.500	02/28/28	1,934,109
997,500	i	Phoenix Guarantor, Inc	LIBOR 1 M + 3.500%	3.585	03/05/26	993,311
3,009,493	i	RegionalCare Hospital Partners Holdings, Inc	LIBOR 1 M + 3.750%	3.834	11/16/25	3,003,866
1,946,734	i	Select Medical Corp	LIBOR 1 M + 2.250%	2.340	03/06/25	1,931,646
3,181,113	i	Surgery Center Holdings, Inc	LIBOR 1 M + 3.750%	4.500	09/03/26	3,184,199
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				22,331,380
162

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
$671,625	i	Energizer Holdings, Inc	LIBOR 1 M + 2.250%	2.750%	12/16/27	$670,785
992,500	i	Kronos Acquisition Holdings, Inc	LIBOR 1 M + 3.750%	4.250	12/22/26	966,983
2,002,275	i	Weber-Stephen Products LLC	LIBOR 1 M + 3.250%	4.000	10/29/27	2,005,779
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				3,643,547

INSURANCE - 0.1%
1,358,315	i	Acrisure LLC	LIBOR 3 M + 3.500%	3.632	02/15/27	1,344,447
372,180	i	Alera Group Intermediate Holdings, Inc	LIBOR 1 M + 4.000%	4.500	08/01/25	372,180
98,888	i	Alliant Holdings Intermediate LLC	LIBOR 1 M + 3.750%	4.250	11/05/27	98,915
1,927,689	i	Asurion LLC	LIBOR 1 M + 3.000%	3.084	11/03/24	1,906,002
829,367	i	Asurion LLC	LIBOR 1 M + 3.250%	3.334	12/23/26	816,628
1,477,577	i	HUB International Ltd	LIBOR 3 M + 3.250%	4.000	04/25/25	1,477,577
1,977,835	i	NFP Corp	LIBOR 1 M + 3.250%	3.334	02/15/27	1,955,940
1,964,194	i	USI, Inc	LIBOR 3 M + 3.000%	3.132	05/16/24	1,949,817
		TOTAL INSURANCE				9,921,506

MATERIALS - 0.1%
1,287,000	i	Asplundh Tree Expert LLC	LIBOR 1 M + 1.750%	1.834	09/02/27	1,281,994
1,216,950	i	Eco Services Operations Corp	LIBOR 3 M + 2.750%	3.250	06/09/28	1,217,206
737,679	i	H.B. Fuller Co	LIBOR 1 M + 2.000%	2.087	10/21/24	737,959
773,063	i	Kloeckner Pentaplast of America, Inc	LIBOR 6 M + 4.750%	5.250	02/04/26	774,516
188,922	i	MA FinanceCo LLC	LIBOR 1 M + 2.750%	2.834	06/21/24	186,797
384,697	i	Messer Industries USA, Inc	LIBOR 3 M + 2.500%	2.584	03/01/26	382,484
1,488,665	i	Quikrete Holdings, Inc	LIBOR 1 M + 2.500%	2.584	02/01/27	1,475,327
302,326	i	Reynolds Consumer Products LLC	LIBOR 1 M + 1.750%	1.834	02/04/27	301,401
239,503	i	Starfruit US Holdco LLC	LIBOR 1 M + 2.750%	2.832	10/01/25	237,766
1,460,781	i	Tamko Building Products, Inc	LIBOR 1 M + 3.000%	3.132	05/29/26	1,451,651
1,052,344	i	Tronox Finance LLC	LIBOR 1 M + 2.250%	2.398	03/10/28	1,047,556
		TOTAL MATERIALS				9,094,657

MEDIA & ENTERTAINMENT - 0.2%
932,696	i	Alliance Laundry Systems LLC	LIBOR 3 M + 3.500%	4.250	10/08/27	933,526
1,989,664	i	Altice Financing S.A.	LIBOR 3 M + 2.750%	2.900	02/02/26	1,953,353
612,500	i	Arches Buyer, Inc	LIBOR 1 M + 3.250%	3.750	12/06/27	609,058
1,215,813	i	Arterra Wines Canada, Inc	LIBOR 3 M + 3.500%	4.250	11/19/27	1,215,557
297,000	i	Banijay Group US Holding, Inc	LIBOR 1 M + 3.750%	3.833	03/04/25	296,257
198,500	i	Cablevision Lightpath LLC	LIBOR 1 M + 3.250%	3.750	11/30/27	198,649
148,137	i	Cirque Du Soleil Holding USA Newco, Inc	LIBOR 3 M + 6.000%	7.000	11/24/25	147,797
138,659	i	Cirque Du Soleil Holding USA Newco, Inc	LIBOR 3 M + 1.000%	2.000	11/24/27	136,777
597,000	i	CNT Holdings I Corp	LIBOR 3 M + 3.750%	4.500	11/08/27	597,376
1,840,000	i	Coral-US Co-Borrower LLC	LIBOR 1 M + 3.000%	4.000	09/23/29	1,827,930
1,470,000	i	Diamond Sports Group LLC	LIBOR 1 M + 3.250%	3.340	08/24/26	912,414
980,000	i	DIRECTV Financing LLC	LIBOR 3 M + 5.000%	5.750	08/02/27	980,304
2,394,000	i	INEOS US Petrochem LLC	LIBOR 1 M + 2.750%	3.250	01/29/26	2,394,000
798,000	i	Journey Personal Care Corp	LIBOR 3 M + 4.250%	5.000	03/01/28	799,333
273,788	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	2.083	10/04/23	273,276
15,625		OneDigital Borrower LLC		5.250	11/16/27	15,671
483,164		OneDigital Borrower LLC	LIBOR 3 M + 4.500%	5.250	11/16/27	484,575
423,938	i	Park River Holdings, Inc	LIBOR 3 M + 3.250%	4.000	12/28/27	422,085
1,191,000	i	Radiate Holdco LLC	LIBOR 1 M + 3.500%	4.250	09/25/26	1,189,285
163

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,874,797	i	Ryan Specialty Group LLC	LIBOR 1 M + 3.000%	3.750%	09/01/27	$1,872,922
275,000	i	SkyMiles IP Ltd	LIBOR 3 M + 3.750%	4.750	10/20/27	292,308
1,771,554	i	TK Elevator US Newco, Inc	LIBOR 6 M + 3.500%	4.000	07/29/27	1,774,017
814,332	i	TricorBraun Holdings, Inc	LIBOR 1 M + 3.250%	3.750	03/03/28	809,349
183,627	i	TricorBraun Holdings, Inc	LIBOR 1 M + 3.250%	3.750	03/03/28	182,503
633,952	i	Univision Communications, Inc	LIBOR 1 M + 3.750%	4.750	03/24/26	632,804
372,188	i	US Radiology Specialists, Inc	LIBOR 3 M + 5.500%	6.250	12/10/27	373,524
950,000	i	Virgin Media Bristol LLC	LIBOR 1 M + 2.500%	2.584	01/31/28	943,236
264,047	i	Wand NewCo 3, Inc	LIBOR 1 M + 3.000%	3.084	02/05/26	261,517
1,393,000	i	Woof Holdings, Inc	LIBOR 3 M + 3.750%	4.500	12/21/27	1,393,878
145,000	i	WR Grace Holdings LLC	LIBOR 1 M + 3.750%	4.250	08/11/28	145,454
		TOTAL MEDIA & ENTERTAINMENT				24,068,735

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
972,560	i	Auris Luxembourg III Sarl	LIBOR 1 M + 3.750%	3.850	02/27/26	963,447
621,875	i	Avantor, Inc	LIBOR 1 M + 2.250%	2.750	11/08/27	622,652
1,655,471	i	Bausch Health Americas, Inc	LIBOR 1 M + 3.000%	3.085	06/02/25	1,652,988
1,077,121	i	Bausch Health Americas, Inc	LIBOR 1 M + 2.750%	2.834	11/27/25	1,073,890
1,979,886	i	Catalent Pharma Solutions, Inc	LIBOR 1 M + 2.000%	2.500	02/22/28	1,979,391
2,673,664	i	Endo Luxembourg Finance Co I Sarl	LIBOR 3 M + 5.000%	5.750	03/27/28	2,609,790
1,277,545	i	Horizon Therapeutics USA, Inc	LIBOR 1 M + 2.250%	2.375	05/22/26	1,270,519
997,500	i	Jazz Financing Lux Sarl	LIBOR 1 M + 3.500%	4.000	05/05/28	998,627
3,856,005	i	PAREXEL International Corp	LIBOR 1 M + 2.750%	2.834	09/27/24	3,852,728
1,098,585	i	PPD, Inc	LIBOR 1 M + 2.000%	2.500	01/13/28	1,096,300
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				16,120,332

REAL ESTATE - 0.0%
1,696,690	i	Cushman & Wakefield plc	LIBOR 1 M + 2.750%	2.834	08/21/25	1,680,148
		TOTAL REAL ESTATE				1,680,148

RETAILING - 0.0%
446,625	i	LS GROUP OPCO ACQUISITIO	LIBOR 3 M + 3.250%	4.000	11/02/27	445,790
1,596,000	i	Resideo Funding, Inc	LIBOR 2 M + 2.250%	2.750	02/09/28	1,596,000
970,132	i	Staples, Inc	LIBOR 3 M + 5.000%	5.126	04/16/26	923,391
		TOTAL RETAILING				2,965,181

SOFTWARE & SERVICES - 0.1%
500,000	i	Avaya Holdings Corp	LIBOR 1 M + 4.250%	4.334	12/15/27	500,585
789,712	i	Camelot Finance S.A.	LIBOR 1 M + 3.000%	3.084	10/30/26	787,406
992,500	i	Camelot US Acquisition	LIBOR 1 M + 3.000%	4.000	10/31/26	994,674
664,913	i	Dun & Bradstreet Corp	LIBOR 1 M + 3.250%	3.336	02/06/26	664,082
1,583,673	i	Hyland Software, Inc	LIBOR 1 M + 3.500%	4.250	07/01/24	1,584,497
1,984,887	i	Informatica LLC	LIBOR 1 M + 3.250%	3.334	02/25/27	1,977,443
65,643	i	IQVIA, Inc	LIBOR 1 M + 1.750%	1.834	03/07/24	65,495
2,950,000	i	Magenta Buyer LLC	LIBOR 3 M + 5.000%	5.750	07/27/28	2,949,085
411,296	i	NeuStar, Inc	LIBOR 1 M + 3.500%	4.500	08/08/24	411,333
1,393,000	i	Rackspace Technology Global, Inc	LIBOR 3 M + 2.750%	3.500	02/03/28	1,382,399
475,000	i	RealPage, Inc	LIBOR 1 M + 3.250%	3.750	04/24/28	473,366
908,690	i	Rocket Software, Inc	LIBOR 1 M + 4.250%	4.334	11/28/25	899,949
		TOTAL SOFTWARE & SERVICES				12,690,314

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
2,170,479	i	Dell International LLC	LIBOR 1 M + 1.750%	2.000	09/19/25	2,169,416
164

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$498,750	i	Ingram Micro, Inc	LIBOR 3 M + 3.500%	4.000%	06/30/28	$499,748
818,923	i	Plantronics, Inc	LIBOR 1 M + 2.500%	2.585	07/02/25	798,793
755,472	i	TTM Technologies, Inc	LIBOR 1 M + 2.500%	2.586	09/28/24	755,789
373,152	i	Western Digital Corp	LIBOR 1 M + 1.750%	1.838	04/29/23	372,995
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				4,596,741

TELECOMMUNICATION SERVICES - 0.1%
1,856,108	i	CommScope, Inc	LIBOR 1 M + 3.250%	3.334	04/06/26	1,844,897
1,989,664	i	SFR Group S.A.	LIBOR 1 M + 3.688%	3.800	01/31/26	1,971,259
623,553	i	Zayo Group Holdings, Inc	LIBOR 1 M + 3.000%	3.084	03/09/27	617,735
		TOTAL TELECOMMUNICATION SERVICES				4,433,891

TRANSPORTATION - 0.1%
250,000	i	Air Canada	LIBOR 3 M + 3.500%	4.250	08/11/28	250,832
1,454,545	i	American Airlines, Inc	LIBOR 1 M + 2.000%	2.084	12/14/23	1,422,022
750,000	i	American Airlines, Inc	LIBOR 3 M + 4.750%	5.500	04/20/28	775,102
313,972	i	Avis Budget Car Rental LLC	LIBOR 1 M + 1.750%	1.840	08/06/27	306,842
380,000	i	CHG Healthcare Services, Inc	LIBOR 1 M + 3.500%	4.000	09/21/28	380,407
992,746	i	Kenan Advantage Group, Inc	LIBOR 1 M + 3.750%	4.500	03/18/26	990,403
550,000	i	Mileage Plus Holdings LLC	LIBOR 3 M + 5.250%	6.250	06/18/27	584,034
2,000,000	i	XPO Logistics, Inc	LIBOR 1 M + 1.750%	1.833	02/24/25	1,988,760
		TOTAL TRANSPORTATION				6,698,402

UTILITIES - 0.1%
1,583,531	i	AssuredPartners, Inc	LIBOR 1 M + 3.500%	4.000	02/12/27	1,580,760
925,888	i	Calpine Corp	LIBOR 1 M + 2.500%	2.590	12/16/27	923,416
1,990,030	i	First Eagle Holdings, Inc	LIBOR 3 M + 2.500%	2.632	02/02/27	1,968,358
1,959,837	i	Gopher Resource LLC	LIBOR 1 M + 3.250%	4.250	03/06/25	1,805,010
1,496,241	i	Plaze, Inc	LIBOR 1 M + 3.750%	4.500	08/03/26	1,493,129
437,928	i	ProQuest LLC	LIBOR 1 M + 3.250%	3.334	10/23/26	437,421
1,275,839	i	Seattle SpinCo, Inc	LIBOR 1 M + 2.750%	2.834	06/21/24	1,261,486
2,133,876	i	Utz Quality Foods LLC	LIBOR 1 M + 3.000%	3.084	01/20/28	2,129,886
907,479	i	Vistra Operations Co LLC	LIBOR 1 M + 1.750%	1.834	12/31/25	900,146
		TOTAL UTILITIES				12,499,612

		TOTAL BANK LOAN OBLIGATIONS				204,629,366
		(Cost $205,334,616)

BONDS - 95.4%

CORPORATE BONDS - 45.2%

AUTOMOBILES & COMPONENTS - 0.4%
4,500,000	g	Adient Global Holdings Ltd		4.875	08/15/26	4,606,965
200,000	g	Adient US LLC		9.000	04/15/25	216,000
225,000		Dana, Inc		5.375	11/15/27	237,094
225,000		Dana, Inc		5.625	06/15/28	242,291
325,000		Dana, Inc		4.250	09/01/30	334,246
750,000		Ford Motor Co		8.500	04/21/23	824,955
775,000		Ford Motor Co		9.000	04/22/25	931,961
4,900,000	g	Gates Global LLC		6.250	01/15/26	5,083,750
5,550,000		General Motors Co		6.125	10/01/25	6,502,885
165

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,400,000		General Motors Co	5.000%	10/01/28	$1,620,586
1,700,000		General Motors Co	6.600	04/01/36	2,282,012
10,050,000		General Motors Co	5.200	04/01/45	12,238,338
475,000		General Motors Co	6.750	04/01/46	677,346
2,000,000	g	Goodyear Tire & Rubber Co	5.000	07/15/29	2,122,500
5,000,000		Goodyear Tire & Rubber Co	5.250	04/30/31	5,373,250
1,000,000	g,o	IHO Verwaltungs GmbH	6.375	05/15/29	1,091,250
1,750,000		Magna International, Inc	3.625	06/15/24	1,877,623
		TOTAL AUTOMOBILES & COMPONENTS			46,263,052

BANKS - 9.7%
2,000,000	g	Akbank T.A.S.	6.800	02/06/26	2,085,078
1,900,000	g	Akbank T.A.S.	7.200	03/16/27	1,908,550
1,500,000	g	Akbank TAS	6.800	06/22/31	1,480,050
7,290,000	g	Australia & New Zealand Banking Group Ltd	2.950	07/22/30	7,577,663
10,000,000	g	Australia & New Zealand Banking Group Ltd	6.750	N/A‡	11,666,100
3,000,000		Banco Bilbao Vizcaya Argentaria S.A.	6.500	N/A‡	3,262,500
2,500,000	g	Banco de Bogota S.A.	4.375	08/03/27	2,606,900
2,100,000	g	Banco de Credito del Peru	2.700	01/11/25	2,157,771
2,150,000	g	Banco de Credito del Peru	3.250	09/30/31	2,104,871
3,075,000	g	Banco del Estado de Chile	2.704	01/09/25	3,182,625
2,855,000	g	Banco do Brasil S.A.	3.250	09/30/26	2,853,572
1,725,000	g	Banco Industrial S.A.	4.875	01/29/31	1,750,875
2,000,000	g	Banco Internacional del Peru SAA Interbank	3.375	01/18/23	2,035,020
3,300,000	g	Banco Internacional del Peru SAA Interbank	4.000	07/08/30	3,300,000
1,725,000	g	Banco Nacional de Comercio Exterior SNC	2.720	08/11/31	1,731,469
3,650,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.375	04/17/25	4,079,605
3,400,000		Banco Santander S.A.	1.722	09/14/27	3,384,200
4,200,000		Banco Santander S.A.	3.800	02/23/28	4,603,410
1,800,000		Banco Santander S.A.	2.958	03/25/31	1,851,804
2,000,000		Banco Santander S.A.	7.500	N/A‡	2,180,000
7,400,000		Banco Santander S.A.	4.750	N/A‡	7,537,418
3,700,000		Bancolombia S.A.	3.000	01/29/25	3,732,412
1,825,000		Bancolombia S.A.	4.625	12/18/29	1,847,812
2,600,000	g	Bangkok Bank PCL	3.466	09/23/36	2,570,810
3,500,000	g	Bangkok Bank PCL	5.000	N/A‡	3,640,000
2,500,000	g	Banistmo S.A.	4.250	07/31/27	2,560,625
8,000,000	g	Bank Leumi Le-Israel BM	3.275	01/29/31	8,190,000
10,000,000		Bank of America Corp	4.000	01/22/25	10,866,656
20,300,000		Bank of America Corp	2.456	10/22/25	21,203,959
1,000,000		Bank of America Corp	4.450	03/03/26	1,119,730
5,875,000		Bank of America Corp	1.197	10/24/26	5,830,854
7,275,000		Bank of America Corp	1.734	07/22/27	7,304,935
15,850,000		Bank of America Corp	3.824	01/20/28	17,491,269
7,800,000		Bank of America Corp	2.496	02/13/31	7,893,522
19,750,000		Bank of America Corp	2.592	04/29/31	20,157,403
15,000,000		Bank of America Corp	1.898	07/23/31	14,464,151
56,165,000		Bank of America Corp	1.922	10/24/31	54,029,062
5,000,000		Bank of America Corp	2.687	04/22/32	5,091,350
15,000,000		Bank of America Corp	3.311	04/22/42	15,739,136
5,000,000		Bank of America Corp	6.250	N/A‡	5,500,000
6,632,000		Bank of America Corp	6.300	N/A‡	7,693,120
12,900,000		Bank of America Corp	6.100	N/A‡	14,385,177
166

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,750,000		Bank of Montreal	3.803%	12/15/32	$4,108,696
2,100,000		Barclays plc	4.338	05/16/24	2,222,882
7,000,000		Barclays plc	3.932	05/07/25	7,512,339
2,525,000		Barclays plc	4.375	N/A‡	2,523,232
5,000,000		Barclays plc	6.125	N/A‡	5,534,400
2,700,000		Barclays plc	7.750	N/A‡	2,943,000
5,550,000	g	BNP Paribas S.A.	2.819	11/19/25	5,812,880
1,125,000	g	BNP Paribas S.A.	2.219	06/09/26	1,154,678
3,600,000	g	BNP Paribas S.A.	1.323	01/13/27	3,539,556
5,895,000	g	BNP Paribas S.A.	1.904	09/30/28	5,867,587
2,800,000	g	BNP Paribas S.A.	2.588	08/12/35	2,715,212
12,906,000	g	BNP Paribas S.A.	7.375	N/A‡	14,970,960
2,000,000	g	BNP Paribas S.A.	6.625	N/A‡	2,164,400
5,750,000		Citigroup, Inc	3.875	03/26/25	6,244,785
4,025,000		Citigroup, Inc	3.200	10/21/26	4,339,655
2,200,000		Citigroup, Inc	4.300	11/20/26	2,470,886
5,150,000		Citigroup, Inc	1.462	06/09/27	5,119,650
5,975,000		Citigroup, Inc	4.450	09/29/27	6,794,704
2,975,000		Citigroup, Inc	4.125	07/25/28	3,320,821
39,295,000		Citigroup, Inc	2.666	01/29/31	40,243,478
5,550,000		Citigroup, Inc	4.412	03/31/31	6,408,349
20,000,000		Citigroup, Inc	2.572	06/03/31	20,386,080
3,000,000		Citigroup, Inc	5.950	N/A‡	3,273,750
4,000,000		Citigroup, Inc	6.300	N/A‡	4,318,000
5,000,000		Citigroup, Inc	5.000	N/A‡	5,222,375
5,515,000	g	Cooperatieve Rabobank UA	1.339	06/24/26	5,508,760
4,775,000		Cooperatieve Rabobank UA	3.750	07/21/26	5,262,547
3,050,000	g	Credicorp Ltd	2.750	06/17/25	3,118,144
2,575,000	g	Credit Agricole S.A.	1.907	06/16/26	2,623,984
5,200,000	g	Credit Agricole S.A.	1.247	01/26/27	5,126,512
12,000,000	g	Credit Agricole S.A.	8.125	N/A‡	14,490,000
1,857,000	g	Danske Bank AS	5.375	01/12/24	2,038,062
1,525,000	g	DBS Group Holdings Ltd	4.520	12/11/28	1,633,142
3,150,000	g	Development Bank of Kazakhstan JSC	2.950	05/06/31	3,170,045
4,200,000		Discover Bank	2.450	09/12/24	4,379,832
5,400,000		Discover Bank	3.450	07/27/26	5,854,278
2,275,000		Discover Bank	2.700	02/06/30	2,359,380
807,000		Fifth Third Bancorp	3.500	03/15/22	816,685
850,000	g	Grupo Aval Ltd	4.750	09/26/22	872,312
1,675,000	g	Grupo Aval Ltd	4.375	02/04/30	1,654,900
4,535,000		HSBC Holdings plc	1.645	04/18/26	4,559,326
625,000		HSBC Holdings plc	3.900	05/25/26	688,408
15,640,000		HSBC Holdings plc	4.292	09/12/26	17,252,982
750,000		HSBC Holdings plc	4.375	11/23/26	835,931
1,850,000		HSBC Holdings plc	2.013	09/22/28	1,849,546
5,450,000		HSBC Holdings plc	2.206	08/17/29	5,405,635
3,850,000		HSBC Holdings plc	3.973	05/22/30	4,249,399
2,430,000		HSBC Holdings plc	2.848	06/04/31	2,492,038
590,000		HSBC Holdings plc	6.800	06/01/38	840,318
10,250,000		HSBC Holdings plc	6.000	N/A‡	11,236,562
5,000,000		HSBC Holdings plc	6.375	N/A‡	5,457,100
360,000		Huntington Bancshares, Inc	4.000	05/15/25	394,688
2,875,000	g	ICICI Bank Ltd	3.800	12/14/27	3,085,625
167

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$8,225,000	g	ING Groep NV	1.400%	07/01/26	$8,245,958
400,000		ING Groep NV	3.950	03/29/27	448,153
3,000,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	3,030,000
9,400,000		JPMorgan Chase & Co	2.301	10/15/25	9,749,795
2,500,000		JPMorgan Chase & Co	3.200	06/15/26	2,700,560
13,000,000		JPMorgan Chase & Co	4.203	07/23/29	14,788,171
19,405,000		JPMorgan Chase & Co	3.702	05/06/30	21,429,584
18,950,000		JPMorgan Chase & Co	2.739	10/15/30	19,625,031
1,960,000		JPMorgan Chase & Co	4.493	03/24/31	2,287,078
6,005,000		JPMorgan Chase & Co	2.522	04/22/31	6,126,320
4,600,000		JPMorgan Chase & Co	2.956	05/13/31	4,785,646
40,560,000		JPMorgan Chase & Co	1.953	02/04/32	39,129,099
8,550,000		JPMorgan Chase & Co	3.157	04/22/42	8,876,919
700,000		JPMorgan Chase & Co	4.260	02/22/48	844,018
8,600,000		JPMorgan Chase & Co	3.328	04/22/52	9,008,990
6,535,000		JPMorgan Chase & Co	5.000	N/A‡	6,820,906
16,000,000		JPMorgan Chase & Co	6.100	N/A‡	17,388,800
9,380,000		JPMorgan Chase & Co	3.650	N/A‡	9,426,900
775,000	g	Kookmin Bank	2.500	11/04/30	767,825
10,800,000		Lloyds Banking Group plc	7.500	N/A‡	12,529,171
5,000,000		Lloyds Banking Group plc	7.500	N/A‡	5,593,750
7,150,000		M&T Bank Corp	3.500	N/A‡	7,096,375
7,200,000		Mitsubishi UFJ Financial Group, Inc	2.193	02/25/25	7,447,491
2,070,000		Mitsubishi UFJ Financial Group, Inc	1.412	07/17/25	2,081,979
4,000,000	g	Mizrahi Tefahot Bank Ltd	3.077	04/07/31	4,045,000
1,550,000		MUFG Americas Holdings Corp	3.500	06/18/22	1,584,750
9,170,000		Natwest Group plc	3.032	11/28/35	9,182,165
4,800,000		Natwest Group plc	4.600	N/A‡	4,823,040
3,000,000		Natwest Group plc	8.000	N/A‡	3,543,750
5,470,000	g	Nordea Bank Abp	6.625	N/A‡	6,287,109
2,335,000	g	Oversea-Chinese Banking Corp Ltd	1.832	09/10/30	2,327,014
7,010,000		PNC Bank NA	2.700	10/22/29	7,350,910
1,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	1,618,572
8,955,000		PNC Financial Services Group, Inc	3.400	N/A‡	8,932,612
5,100,000		Royal Bank of Canada	2.550	07/16/24	5,350,649
6,146,000		Royal Bank of Scotland Group plc	3.498	05/15/23	6,257,849
3,250,000		Royal Bank of Scotland Group plc	3.073	05/22/28	3,450,836
3,125,000		Santander Holdings USA, Inc	3.400	01/18/23	3,231,689
2,500,000	g	Sovcombank Via SovCom Capital DAC	3.400	01/26/25	2,516,266
1,450,000	g	Standard Chartered plc	2.678	06/29/32	1,439,413
6,500,000		Sumitomo Mitsui Financial Group, Inc	2.696	07/16/24	6,827,400
5,550,000		Toronto-Dominion Bank	1.150	06/12/25	5,562,285
1,300,000		Toronto-Dominion Bank	3.625	09/15/31	1,428,276
570,000		Truist Bank	2.450	08/01/22	579,571
10,000,000		Truist Bank	3.689	08/02/24	10,591,907
2,125,000		Truist Bank	1.500	03/10/25	2,163,353
1,960,000		Truist Bank	2.250	03/11/30	1,970,408
1,960,000	e	Truist Financial Corp	1.200	08/05/25	1,974,213
5,000,000		Truist Financial Corp	4.950	N/A‡	5,461,600
9,800,000		Truist Financial Corp	4.800	N/A‡	10,325,084
6,500,000		Truist Financial Corp	5.100	N/A‡	7,471,750
1,500,000	g	Turkiye Garanti Bankasi AS.	6.125	05/24/27	1,503,750
3,000,000	g	Turkiye Vakiflar Bankasi TAO	6.500	01/08/26	3,048,124
3,050,000	g	Turkiye Vakiflar Bankasi TAO	5.500	10/01/26	2,956,147
168

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,850,000	g	UBS Group AG.	1.494%	08/10/27	$3,805,420
4,000,000	g	UBS Group AG.	3.875	N/A‡	3,999,560
2,000,000		UniCredit SpA	8.000	N/A‡	2,182,500
3,000,000	g	United Overseas Bank Ltd	1.250	04/14/26	2,993,073
1,400,000	g	United Overseas Bank Ltd	3.750	04/15/29	1,484,490
3,700,000	g	United Overseas Bank Ltd	2.000	10/14/31	3,699,519
3,650,000		Wells Fargo & Co	3.750	01/24/24	3,902,128
3,425,000		Wells Fargo & Co	3.550	09/29/25	3,731,234
10,475,000		Wells Fargo & Co	2.393	06/02/28	10,804,334
8,880,000		Wells Fargo & Co	2.879	10/30/30	9,273,926
8,000,000		Wells Fargo & Co	5.900	N/A‡	8,610,000
17,000,000		Wells Fargo & Co	3.900	N/A‡	17,531,250
9,500,000		Wells Fargo & Co	5.875	N/A‡	10,587,845
5,400,000		Westpac Banking Corp	2.668	11/15/35	5,287,491
		TOTAL BANKS			1,033,046,741

CAPITAL GOODS - 1.6%
2,000,000	e,g	Adaro Indonesia PT	4.250	10/31/24	2,035,000
1,354,000		Air Lease Corp	3.000	02/01/30	1,373,912
5,000,000		Air Lease Corp	3.125	12/01/30	5,122,302
2,430,000	g	Airbus SE	3.150	04/10/27	2,610,564
3,400,000	g	BAE Systems plc	1.900	02/15/31	3,260,454
2,000,000	g	BOC Aviation Ltd	3.000	09/11/29	2,032,177
17,400,000		Boeing Co	2.196	02/04/26	17,528,269
6,900,000		Boeing Co	2.950	02/01/30	7,035,256
3,700,000		Boeing Co	3.625	02/01/31	3,960,882
1,825,000		Boeing Co	3.250	02/01/35	1,824,832
21,427,000		Boeing Co	5.805	05/01/50	28,561,556
6,325,000	g	DAE Funding LLC	3.375	03/20/28	6,519,220
31,000		General Electric Co	6.875	01/10/39	46,200
3,075,000	g	H&E Equipment Services, Inc	3.875	12/15/28	3,063,007
500,000	e	Ingersoll-Rand Global Holding Co Ltd	3.750	08/21/28	555,120
3,750,000		Ingersoll-Rand Luxembourg Finance S.A.	3.800	03/21/29	4,193,622
10,000,000		John Deere Capital Corp	2.000	06/17/31	9,993,576
1,100,000		L3Harris Technologies, Inc	3.850	06/15/23	1,158,966
850,000	e	Lockheed Martin Corp	1.850	06/15/30	845,799
2,503,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	2,629,457
5,775,000		Northrop Grumman Corp	3.250	01/15/28	6,247,952
7,150,000		Parker-Hannifin Corp	3.250	06/14/29	7,690,302
248,000		Raytheon Technologies Corp	3.650	08/16/23	261,958
10,675,000		Raytheon Technologies Corp	4.125	11/16/28	12,150,133
3,300,000		Raytheon Technologies Corp	2.250	07/01/30	3,332,225
5,000,000		Raytheon Technologies Corp	4.500	06/01/42	6,128,356
325,000	g	Rolls-Royce plc	5.750	10/15/27	359,125
3,100,000		Roper Technologies, Inc	1.400	09/15/27	3,061,367
1,800,000		Roper Technologies, Inc	2.950	09/15/29	1,909,296
13,155,000		Roper Technologies, Inc	2.000	06/30/30	12,879,907
3,000,000	g	TSMC Global Ltd	0.750	09/28/25	2,926,433
2,000,000	g	TSMC Global Ltd	1.000	09/28/27	1,917,060
3,000,000	g	TSMC Global Ltd	1.750	04/23/28	2,962,215
1,900,000	g	Tupy Overseas S.A.	4.500	02/16/31	1,844,520
175,000	g	Univar Solutions USA, Inc	5.125	12/01/27	183,741
425,000	g	WESCO Distribution, Inc	7.125	06/15/25	453,530
169

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$425,000	g	WESCO Distribution, Inc		7.250%	06/15/28	$470,688
		TOTAL CAPITAL GOODS				169,128,979

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
1,655,000	g	ADT Corp		4.875	07/15/32	1,669,481
1,000,000		AECOM		5.125	03/15/27	1,107,500
325,000	g	ASGN, Inc		4.625	05/15/28	336,375
925,000	g	Booz Allen Hamilton, Inc		3.875	09/01/28	948,236
370,000	g	Booz Allen Hamilton, Inc		4.000	07/01/29	379,250
1,830,795	g	British Airways		3.800	09/20/31	1,904,090
150,000	g	GFL Environmental, Inc		4.250	06/01/25	154,687
1,000,000	g	GFL Environmental, Inc		3.750	08/01/25	1,028,750
125,000	g	GFL Environmental, Inc		5.125	12/15/26	131,264
3,150,000	g	GFL Environmental, Inc		3.500	09/01/28	3,169,687
850,000		IHS Markit Ltd		4.125	08/01/23	901,170
1,375,000		IHS Markit Ltd		4.250	05/01/29	1,566,978
1,500,000	g,i	Nakama Re Ltd	LIBOR 6 M + 2.200%	2.200	10/13/21	1,500,000
4,000,000	g	Pitney Bowes, Inc		6.875	03/15/27	4,210,000
2,500,000	g	Pitney Bowes, Inc		7.250	03/15/29	2,628,125
2,125,000	g	Prime Security Services Borrower LLC		5.750	04/15/26	2,298,741
1,300,000	g	Prime Security Services Borrower LLC		3.375	08/31/27	1,247,194
2,655,000	g	Prime Security Services Borrower LLC		6.250	01/15/28	2,744,686
2,225,000		Republic Services, Inc		2.900	07/01/26	2,368,023
100,000	g	Ritchie Bros Auctioneers, Inc		5.375	01/15/25	102,423
1,860,000		Verisk Analytics, Inc		4.125	03/15/29	2,112,362
525,000		Verisk Analytics, Inc		3.625	05/15/50	557,833
325,000	g	WASH Multifamily Acquisition, Inc		5.750	04/15/26	339,373
1,800,000		Waste Management, Inc		2.900	09/15/22	1,833,158
1,235,000		Waste Management, Inc		1.500	03/15/31	1,160,320
1,500,000		Waste Management, Inc		2.500	11/15/50	1,387,601
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				37,787,307

CONSUMER DURABLES & APPAREL - 0.2%
750,000		Leggett & Platt, Inc		4.400	03/15/29	852,848
5,000,000		Lennar Corp		5.000	06/15/27	5,797,050
5,000,000		Lennar Corp		4.750	11/29/27	5,793,500
219,000		Newell Brands, Inc		4.875	06/01/25	241,710
5,000,000	e	PulteGroup, Inc		5.000	01/15/27	5,791,850
		TOTAL CONSUMER DURABLES & APPAREL				18,476,958

CONSUMER SERVICES - 0.6%
16,500,000		Anheuser-Busch Cos LLC		3.650	02/01/26	18,097,559
5,000,000		Anheuser-Busch Cos LLC		4.700	02/01/36	6,042,203
8,910,000		Anheuser-Busch Cos LLC		4.900	02/01/46	10,952,304
750,000	g	Arcos Dorados Holdings, Inc		5.875	04/04/27	780,007
2,805,000	g	Carnival Corp		4.000	08/01/28	2,833,050
1,100,000	g	Cedar Fair LP		5.500	05/01/25	1,142,625
2,300,000	g	ENA Master Trust		4.000	05/19/48	2,357,500
125,000	g	Hilton Domestic Operating Co, Inc		5.375	05/01/25	130,625
125,000	g	Hilton Domestic Operating Co, Inc		5.750	05/01/28	134,625
2,200,000	g	Hilton Domestic Operating Co, Inc		3.625	02/15/32	2,167,000
8,800,000		Hyatt Hotels Corp		1.300	10/01/23	8,811,704
400,000	g	International Game Technology plc		4.125	04/15/26	415,748
170

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$540,000	g	International Game Technology plc	6.250%	01/15/27	$610,200
425,000	g	Marriott Ownership Resorts, Inc	4.500	06/15/29	430,312
1,600,000	g	MGM China Holdings Ltd	4.750	02/01/27	1,574,000
2,335,000	e,g	Sands China Ltd	2.300	03/08/27	2,258,015
1,400,000		Sands China Ltd	5.400	08/08/28	1,546,104
1,175,000	g	Wynn Macau Ltd	5.625	08/26/28	1,118,527
		TOTAL CONSUMER SERVICES			61,402,108

DIVERSIFIED FINANCIALS - 4.8%
4,900,000		AerCap Ireland Capital DAC	3.500	01/15/25	5,155,829
9,050,000		AerCap Ireland Capital DAC	1.750	01/30/26	8,957,550
4,100,000		AerCap Ireland Capital DAC	3.650	07/21/27	4,355,130
1,500,000		AerCap Ireland Capital DAC	4.625	10/15/27	1,672,489
5,000,000		AerCap Ireland Capital DAC	3.875	01/23/28	5,368,085
8,650,000		Ally Financial, Inc	4.700	N/A‡	9,003,352
1,775,000		American Express Co	2.500	08/01/22	1,805,757
710,000		American Express Co	2.650	12/02/22	729,219
1,250,000		American Express Co	3.700	08/03/23	1,321,944
8,975,000		American Express Co	3.550	N/A‡	9,144,179
2,000,000		American Express Credit Corp	3.300	05/03/27	2,217,840
3,000,000	g	B3 S.A.-Brasil Bolsa Balcao	4.125	09/20/31	2,939,250
1,000,000	g	Banco BTG Pactual S.A.	4.500	01/10/25	1,027,510
4,300,000	g	Banco BTG Pactual S.A.	2.750	01/11/26	4,176,375
10,205,000		Bank of New York Mellon Corp	4.700	N/A‡	11,199,987
455,000	g	BBVA Bancomer S.A.	5.350	11/12/29	480,598
3,350,000	g	BBVA Bancomer S.A.	5.125	01/18/33	3,492,375
1,740,000		Berkshire Hathaway, Inc	3.125	03/15/26	1,888,371
2,600,000	g	BPCE S.A.	4.625	07/11/24	2,830,586
7,868,000		Capital One Bank USA NA	3.375	02/15/23	8,183,366
2,490,000		Capital One Financial Corp	3.750	03/09/27	2,754,755
6,640,000		Capital One Financial Corp	3.950	N/A‡	6,839,200
11,000,000		Charles Schwab Corp	4.000	N/A‡	11,467,500
10,800,000		Charles Schwab Corp	5.375	N/A‡	12,001,500
600,000	g	Compass Group Diversified Holdings LLC	5.250	04/15/29	627,750
2,500,000	g	Credit Suisse Group AG.	2.997	12/14/23	2,567,438
8,325,000	g	Credit Suisse Group AG.	2.193	06/05/26	8,481,251
4,950,000	g	Credit Suisse Group AG.	1.305	02/02/27	4,837,629
1,000,000	g	Credit Suisse Group AG.	3.091	05/14/32	1,022,526
3,950,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	4,161,620
1,650,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,779,453
4,000,000		Danske Bank A.S.	4.375	N/A‡	4,063,520
3,600,000		Deutsche Bank AG.	3.035	05/28/32	3,652,590
4,000,000		Deutsche Bank AG.	4.789	N/A‡	4,032,400
4,650,000		Deutsche Bank AG.	6.000	N/A‡	4,894,125
545,000		Discover Financial Services	5.200	04/27/22	559,423
2,075,000		Ford Motor Credit Co LLC	3.096	05/04/23	2,108,719
5,000,000		Ford Motor Credit Co LLC	3.664	09/08/24	5,162,500
1,400,000		Ford Motor Credit Co LLC	4.000	11/13/30	1,456,000
2,000,000		Ford Motor Credit Co LLC	3.625	06/17/31	2,012,500
7,700,000		GE Capital International Funding Co	3.373	11/15/25	8,345,770
43,220,000		GE Capital International Funding Co	4.418	11/15/35	51,866,259
4,390,000		General Motors Financial Co, Inc	2.750	06/20/25	4,589,747
8,625,000		General Motors Financial Co, Inc	5.650	01/17/29	10,380,178
171

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$4,000,000		General Motors Financial Co, Inc	2.350%	01/08/31	$3,917,828
29,000,000		General Motors Financial Co, Inc	2.700	06/10/31	28,911,247
5,450,000		General Motors Financial Co, Inc	5.700	N/A‡	6,274,312
2,000,000		General Motors Financial Co, Inc	5.750	N/A‡	2,184,920
11,270,000		Goldman Sachs Group, Inc	3.625	02/20/24	12,009,703
2,275,000		Goldman Sachs Group, Inc	3.500	01/23/25	2,436,823
3,277,000		Goldman Sachs Group, Inc	3.500	04/01/25	3,523,114
5,875,000		Goldman Sachs Group, Inc	1.093	12/09/26	5,789,358
19,100,000		Goldman Sachs Group, Inc	1.431	03/09/27	19,047,475
13,900,000		Goldman Sachs Group, Inc	3.691	06/05/28	15,300,175
9,170,000		Goldman Sachs Group, Inc	1.992	01/27/32	8,842,906
360,000		Goldman Sachs Group, Inc	6.750	10/01/37	515,623
1,900,000		Goldman Sachs Group, Inc	4.017	10/31/38	2,183,537
4,875,000		Goldman Sachs Group, Inc	3.210	04/22/42	5,039,482
4,500,000		Goldman Sachs Group, Inc	2.908	07/21/42	4,436,785
600,000		Goldman Sachs Group, Inc	4.800	07/08/44	767,441
1,500,000		Goldman Sachs Group, Inc	3.800	N/A‡	1,535,625
1,500,000		Goldman Sachs Group, Inc	4.950	N/A‡	1,590,000
500,000		Icahn Enterprises LP	4.750	09/15/24	520,000
925,000		Icahn Enterprises LP	5.250	05/15/27	959,687
3,800,000		Icahn Enterprises LP	4.375	02/01/29	3,795,250
1,100,000	g	Indian Railway Finance Corp Ltd	3.249	02/13/30	1,107,669
7,400,000	g	Indian Railway Finance Corp Ltd	2.800	02/10/31	7,137,606
2,488,000		International Lease Finance Corp	5.875	08/15/22	2,602,184
800,000	g	LCM Investments Holdings II LLC	4.875	05/01/29	820,856
475,000		Legg Mason, Inc	3.950	07/15/24	515,625
3,425,000	g	LPL Holdings, Inc	4.000	03/15/29	3,517,989
1,250,000	g	LUKOIL International Finance BV	4.750	11/02/26	1,386,415
5,800,000	g	Macquarie Bank London	6.125	N/A‡	6,356,800
2,500,000	g	Minejesa Capital BV	5.625	08/10/37	2,641,250
1,040,000		Morgan Stanley	4.000	07/23/25	1,145,769
10,619,000		Morgan Stanley	2.188	04/28/26	10,964,157
14,325,000		Morgan Stanley	3.125	07/27/26	15,417,739
2,720,000		Morgan Stanley	0.985	12/10/26	2,671,693
685,000		Morgan Stanley	3.950	04/23/27	761,794
2,800,000		Morgan Stanley	1.512	07/20/27	2,786,688
19,545,000		Morgan Stanley	2.699	01/22/31	20,152,708
75,000		Morgan Stanley	1.928	04/28/32	71,928
2,900,000		Morgan Stanley	2.239	07/21/32	2,850,083
4,000,000		Northern Trust Corp	4.600	N/A‡	4,384,245
1,345,000		OneMain Finance Corp	3.500	01/15/27	1,345,605
2,975,000	g	Power Finance Corp Ltd	3.950	04/23/30	3,038,457
1,625,000	g	REC Ltd	4.750	05/19/23	1,706,517
2,070,000	g	Societe Generale S.A.	1.375	07/08/25	2,071,611
2,125,000	g	Societe Generale S.A.	2.889	06/09/32	2,137,027
4,000,000	g	Societe Generale S.A.	4.750	N/A‡	4,087,520
550,000		Springleaf Finance Corp	5.375	11/15/29	596,118
550,000		State Street Corp	3.300	12/16/24	595,680
11,300,000	g	Swiss Re Finance Luxembourg SA	5.000	04/02/49	12,966,162
1,950,000		Synchrony Financial	4.375	03/19/24	2,104,341
2,850,000		Synchrony Financial	4.250	08/15/24	3,079,726
5,075,000	g	UBS Group AG	2.859	08/15/23	5,181,869
3,000,000	g	UBS Group AG	1.364	01/30/27	2,972,033
1,500,000	g	UBS Group AG	7.000	N/A‡	1,636,440
172

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$650,000		Voya Financial, Inc	5.700%	07/15/43	$894,639
		TOTAL DIVERSIFIED FINANCIALS			506,902,379

ENERGY - 4.6%
1,075,000		AmeriGas Partners LP	5.875	08/20/26	1,214,750
2,500,000	g	Antero Midstream Partners LP	5.750	01/15/28	2,590,625
1,875,000	g	Archrock Partners LP	6.250	04/01/28	1,939,172
1,900,000		Calumet Specialty Products Partners LP	7.750	04/15/23	1,883,375
5,000,000		Canadian Natural Resources Ltd	2.950	07/15/30	5,176,719
12,400,000		Cenovus Energy, Inc	4.250	04/15/27	13,782,666
875,000		Cenovus Energy, Inc	2.650	01/15/32	858,459
3,980,000		Cenovus Energy, Inc	5.400	06/15/47	4,882,898
2,205,000	g	Cheniere Energy Partners LP	3.250	01/31/32	2,212,276
565,000		Chevron Corp	2.355	12/05/22	575,785
7,179,000		Chevron Corp	1.554	05/11/25	7,340,025
5,875,000	g	ConocoPhillips	2.400	02/15/31	5,974,400
3,000,000	g	Cosan Ltd	5.500	09/20/29	3,170,550
1,125,000		Crestwood Midstream Partners LP	5.750	04/01/25	1,148,906
5,802,000		Diamondback Energy, Inc	2.875	12/01/24	6,092,108
3,750,000		Diamondback Energy, Inc	3.125	03/24/31	3,893,873
1,790,000	g	DT Midstream, Inc	4.125	06/15/29	1,815,167
1,490,000	g	DT Midstream, Inc	4.375	06/15/31	1,534,700
5,000,000		Ecopetrol S.A.	5.375	06/26/26	5,434,250
1,050,000		Ecopetrol S.A.	6.875	04/29/30	1,229,025
3,725,000	g	Empresa Nacional del Petroleo	5.250	11/06/29	4,162,725
2,675,000	g	Empresa Nacional del Petroleo	3.450	09/16/31	2,626,850
4,175,000		Enbridge, Inc	3.125	11/15/29	4,452,941
1,960,000		Enbridge, Inc	2.500	08/01/33	1,967,593
10,350,000		Enbridge, Inc	5.750	07/15/80	11,694,982
2,424,000	g	Energean Israel Finance Ltd	4.875	03/30/26	2,484,707
2,440,000		Energy Transfer Operating LP	2.900	05/15/25	2,557,588
2,675,000		Energy Transfer Operating LP	4.750	01/15/26	2,989,683
1,670,000		Energy Transfer Operating LP	5.500	06/01/27	1,959,462
8,000,000		Energy Transfer Operating LP	5.250	04/15/29	9,377,361
1,235,000	e	Energy Transfer Operating LP	3.750	05/15/30	1,334,492
4,100,000		Energy Transfer Operating LP	6.250	04/15/49	5,387,443
4,625,000		Energy Transfer Operating LP	5.000	05/15/50	5,335,973
500,000	g	EnLink Midstream LLC	5.625	01/15/28	532,370
1,250,000		Enterprise Products Operating LLC	3.700	02/15/26	1,372,036
3,707,000		Enterprise Products Operating LLC	3.125	07/31/29	3,981,266
900,000		Enterprise Products Operating LLC	2.800	01/31/30	940,332
1,425,000		Enterprise Products Operating LLC	4.250	02/15/48	1,614,045
2,300,000		Enterprise Products Operating LLC	4.200	01/31/50	2,591,044
7,350,000		Enterprise Products Operating LLC	3.700	01/31/51	7,774,797
11,150,000		Enterprise Products Operating LLC	3.300	02/15/53	10,873,954
750,000	g	EQM Midstream Partners LP	6.000	07/01/25	822,150
1,900,000	g	EQM Midstream Partners LP	4.500	01/15/29	1,971,250
850,000	g	EQT Corp	3.125	05/15/26	871,352
3,025,000	g	Ferrellgas Escrow LLC	5.375	04/01/26	2,956,620
3,225,000	g	Ferrellgas Escrow LLC	5.875	04/01/29	3,128,250
3,333,000	g	Galaxy Pipeline Assets Bidco Ltd	2.160	03/31/34	3,272,385
2,750,000	g	Galaxy Pipeline Assets Bidco Ltd	2.625	03/31/36	2,703,634
1,100,000		Genesis Energy LP	6.500	10/01/25	1,094,500
173

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,450,000	g	Hilcorp Energy I LP	5.750%	02/01/29	$1,489,875
1,450,000	g	Hilcorp Energy I LP	6.000	02/01/31	1,489,875
1,200,000	g	KazMunayGas National Co JSC	5.375	04/24/30	1,415,913
3,500,000	g	KazMunayGas National Co JSC	3.500	04/14/33	3,604,282
3,700,000		Kinder Morgan Energy Partners LP	5.800	03/15/35	4,753,198
1,250,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	1,550,814
1,976,000		Kinder Morgan, Inc	5.300	12/01/34	2,438,720
2,525,000	g	Leviathan Bond Ltd	6.125	06/30/25	2,738,331
1,500,000	g	Leviathan Bond Ltd	6.500	06/30/27	1,645,320
7,625,000		Magellan Midstream Partners LP	3.250	06/01/30	8,150,733
5,000,000		Marathon Petroleum Corp	4.700	05/01/25	5,581,231
13,040,000		Marathon Petroleum Corp	3.800	04/01/28	14,290,793
1,000,000		Marathon Petroleum Corp	4.750	09/15/44	1,169,599
2,750,000		Marathon Petroleum Corp	5.000	09/15/54	3,277,660
5,000,000	g	MEG Energy Corp	5.875	02/01/29	5,112,500
4,475,000		MPLX LP	1.750	03/01/26	4,502,556
16,235,000		MPLX LP	2.650	08/15/30	16,290,727
2,935,000		MPLX LP	4.700	04/15/48	3,388,666
642,000		Murphy Oil Corp	5.875	12/01/27	668,161
1,200,000		NAK Naftogaz Ukraine via Kondor Finance plc	7.375	07/19/22	1,219,812
10,000,000	g	Northern Natural Gas Co	3.400	10/16/51	10,185,740
850,000		NuStar Logistics LP	5.750	10/01/25	915,875
325,000		Occidental Petroleum Corp	5.500	12/01/25	359,937
475,000		Occidental Petroleum Corp	5.550	03/15/26	527,250
5,000,000		Occidental Petroleum Corp	3.500	08/15/29	5,085,600
1,975,000		Occidental Petroleum Corp	4.300	08/15/39	1,947,903
1,450,000	g	Oleoducto Central S.A.	4.000	07/14/27	1,493,500
1,025,000		ONEOK, Inc	4.000	07/13/27	1,135,998
6,030,000		ONEOK, Inc	4.550	07/15/28	6,842,464
7,750,000		ONEOK, Inc	4.350	03/15/29	8,745,126
3,920,000		ONEOK, Inc	3.400	09/01/29	4,180,593
7,750,000		ONEOK, Inc	4.500	03/15/50	8,592,852
2,000,000	g	Parkland Corp	4.500	10/01/29	2,027,200
6,200,000	g	Pertamina Persero PT	1.400	02/09/26	6,066,637
850,000	g	Pertamina Persero PT	3.650	07/30/29	909,694
2,000,000	g	Pertamina Persero PT	5.625	05/20/43	2,331,331
2,075,000	g	Peru LNG Srl	5.375	03/22/30	1,680,750
1,667,000		Petrobras Global Finance BV	5.999	01/27/28	1,880,376
326,000		Petrobras Global Finance BV	5.093	01/15/30	344,673
500,000		Petrobras Global Finance BV	5.600	01/03/31	542,750
2,000,000		Petrobras Global Finance BV	6.900	03/19/49	2,227,320
767,000	g	Petroleos del Peru S.A.	4.750	06/19/32	790,010
5,000,000		Petroleos Mexicanos	4.500	01/23/26	5,028,500
2,550,000		Petroleos Mexicanos	6.500	03/13/27	2,693,081
2,100,000		Petroleos Mexicanos	5.350	02/12/28	2,069,550
2,700,000		Petroleos Mexicanos	5.950	01/28/31	2,617,380
546,000		Petroleos Mexicanos	6.750	09/21/47	476,202
3,000,000		Petroleos Mexicanos	7.690	01/23/50	2,840,700
1,275,000	g	Petronas Capital Ltd	3.500	04/21/30	1,380,795
5,950,000	g	Petronas Energy Canada Ltd	2.112	03/23/28	5,972,355
15,790,000		Phillips 66	2.150	12/15/30	15,404,756
5,000,000		Phillips 66 Partners LP	3.750	03/01/28	5,413,472
1,925,000		Phillips 66 Partners LP	3.150	12/15/29	2,011,940
775,000		Phillips 66 Partners LP	4.680	02/15/45	891,210
174

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,700,000	g	PTTEP Treasury Center Co Ltd	2.587%	06/10/27	$1,758,837
4,300,000	g	Qatar Petroleum	1.375	09/12/26	4,269,459
5,300,000	g	Qatar Petroleum	2.250	07/12/31	5,251,420
654,000		Regency Energy Partners LP	4.500	11/01/23	695,886
1,150,000	g	S.A. Global Sukuk Ltd	0.946	06/17/24	1,138,662
270,000		Sabine Pass Liquefaction LLC	5.875	06/30/26	317,762
6,125,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	6,838,544
11,115,000		Sabine Pass Liquefaction LLC	4.500	05/15/30	12,811,260
3,575,000	g	Santos Finance Ltd	3.649	04/29/31	3,640,641
3,175,000	g	Saudi Arabian Oil Co	2.250	11/24/30	3,109,411
297,000	g	Saudi Arabian Oil Co	3.250	11/24/50	282,819
1,325,000		Shell International Finance BV	2.875	05/10/26	1,427,762
1,750,000		Shell International Finance BV	3.125	11/07/49	1,810,906
1,975,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	2,178,942
450,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	536,227
1,500,000		Sunoco LP	6.000	04/15/27	1,561,875
1,150,000		Sunoco LP	4.500	05/15/29	1,166,409
550,000	g	Superior Plus LP	4.500	03/15/29	567,875
300,000		Targa Resources Partners LP	6.500	07/15/27	323,469
1,000,000	g	Targa Resources Partners LP	4.000	01/15/32	1,033,450
4,000,000	g	Thaioil Treasury Center Co Ltd	2.500	06/18/30	3,779,160
1,450,000		Total Capital International S.A.	2.986	06/29/41	1,474,470
5,550,000		Total Capital International S.A.	3.127	05/29/50	5,580,445
10,800,000		TransCanada PipeLines Ltd	4.250	05/15/28	12,295,387
7,835,000		Transcanada Trust	5.500	09/15/79	8,638,088
2,000,000	g	Tullow Oil plc	10.250	05/15/26	2,088,520
1,260,000		USA Compression Partners LP	6.875	04/01/26	1,311,914
500,000		USA Compression Partners LP	6.875	09/01/27	529,300
1,857,000		Vale Overseas Ltd	6.875	11/21/36	2,474,453
18,300,000		Williams Cos, Inc	2.600	03/15/31	18,547,032
850,000		Williams Partners LP	3.750	06/15/27	935,983
2,100,000	g	YPF S.A.	6.950	07/21/27	1,548,750
		TOTAL ENERGY			485,898,918

FOOD & STAPLES RETAILING - 0.1%
3,975,000		Costco Wholesale Corp	1.600	04/20/30	3,884,323
1,250,000		Costco Wholesale Corp	1.750	04/20/32	1,225,630
1,750,000		Kroger Co	3.700	08/01/27	1,937,288
3,000,000		Kroger Co	3.875	10/15/46	3,317,629
575,000		Kroger Co	4.450	02/01/47	687,420
730,000		SYSCO Corp	3.750	10/01/25	799,081
294,000		Walmart, Inc	2.375	09/24/29	311,079
		TOTAL FOOD & STAPLES RETAILING			12,162,450

FOOD, BEVERAGE & TOBACCO - 1.5%
1,025,000		Altria Group, Inc	3.400	05/06/30	1,084,647
1,075,000		Altria Group, Inc	2.450	02/04/32	1,030,097
2,700,000		Altria Group, Inc	5.950	02/14/49	3,419,470
3,300,000	g	Amaggi Luxembourg International Sarl	5.250	01/28/28	3,385,800
3,100,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	06/29/28	3,146,430
13,260,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	15,610,698
1,260,000		Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	1,474,077
3,150,000		BAT Capital Corp	2.259	03/25/28	3,126,451
175

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$8,200,000		BAT Capital Corp	4.906%	04/02/30	$9,389,082
24,660,000		BAT Capital Corp	2.726	03/25/31	24,284,324
4,900,000		BAT Capital Corp	3.984	09/25/50	4,713,502
1,575,000	g	Bidvest Group Ltd	3.625	09/23/26	1,573,441
1,775,000	g	BRF S.A.	4.875	01/24/30	1,777,219
2,500,000	g	BRF S.A.	5.750	09/21/50	2,396,750
750,000		Constellation Brands, Inc	4.400	11/15/25	839,891
2,775,000		Constellation Brands, Inc	3.700	12/06/26	3,056,107
1,150,000		Constellation Brands, Inc	3.150	08/01/29	1,229,762
4,540,000		Constellation Brands, Inc	2.875	05/01/30	4,722,705
13,700,000		Constellation Brands, Inc	2.250	08/01/31	13,480,470
2,750,000		Diageo Capital plc	2.125	10/24/24	2,866,153
2,320,000		Diageo Capital plc	1.375	09/29/25	2,346,237
4,075,000		Diageo Capital plc	2.375	10/24/29	4,195,383
1,950,000		Diageo Capital plc	2.000	04/29/30	1,942,439
1,875,000	g	Embotelladora Andina S.A.	3.950	01/21/50	1,980,487
625,000		General Mills, Inc	2.875	04/15/30	656,901
2,000,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	2,366,260
2,525,000		J M Smucker Co	2.125	03/15/32	2,464,723
2,200,000	g	Kernel Holding S.A.	6.500	10/17/24	2,321,710
5,000,000		Kraft Heinz Foods Co	3.875	05/15/27	5,459,564
2,000,000	g	NBM US Holdings, Inc	6.625	08/06/29	2,196,020
11,350,000		PepsiCo, Inc	1.625	05/01/30	11,119,770
200,000		Philip Morris International, Inc	6.375	05/16/38	280,520
760,000		Philip Morris International, Inc	3.875	08/21/42	824,558
2,025,000	g	Post Holdings, Inc	4.625	04/15/30	2,040,653
5,500,000	g	Primo Water Holdings, Inc	4.375	04/30/29	5,485,425
5,250,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	5,733,158
6,325,000	g	Ulker Biskuvi Sanayi AS.	6.950	10/30/25	6,703,996
		TOTAL FOOD, BEVERAGE & TOBACCO			160,724,880

HEALTH CARE EQUIPMENT & SERVICES - 1.7%
1,200,000		Abbott Laboratories	5.300	05/27/40	1,640,317
980,000		Advocate Health & Hospitals Corp	3.008	06/15/50	1,005,271
630,000		Anthem, Inc	3.125	05/15/22	640,824
5,460,000		Anthem, Inc	2.250	05/15/30	5,478,931
3,700,000		Anthem, Inc	2.550	03/15/31	3,802,760
2,550,000		Becton Dickinson & Co	2.823	05/20/30	2,671,944
2,100,000		Boston Scientific Corp	2.650	06/01/30	2,167,132
1,750,000		Centene Corp	4.250	12/15/27	1,831,637
1,640,000		Centene Corp	2.450	07/15/28	1,648,200
8,310,000		Centene Corp	3.000	10/15/30	8,517,750
1,800,000		Children’s Hospital Medic	4.268	05/15/44	2,218,037
2,700,000		Cigna Corp	2.400	03/15/30	2,744,793
2,550,000		Cigna Corp	3.200	03/15/40	2,625,983
680,000		CVS Health Corp	3.700	03/09/23	710,082
495,000		CVS Health Corp	3.875	07/20/25	541,931
4,600,000		CVS Health Corp	3.625	04/01/27	5,065,993
11,250,000		CVS Health Corp	3.750	04/01/30	12,498,222
27,225,000		CVS Health Corp	1.750	08/21/30	26,095,583
9,180,000		CVS Health Corp	1.875	02/28/31	8,868,607
2,250,000		CVS Health Corp	4.780	03/25/38	2,758,820
3,635,000		CVS Health Corp	2.700	08/21/40	3,468,665
4,750,000		CVS Health Corp	5.050	03/25/48	6,114,211
176

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,900,000		CVS Health Corp	4.250%	04/01/50	$2,237,324
1,370,000		Dartmouth-Hitchcock Health	4.178	08/01/48	1,603,763
1,800,000	g	DaVita, Inc	4.625	06/01/30	1,851,499
4,300,000	g	DaVita, Inc	3.750	02/15/31	4,187,125
980,000		Hackensack Meridian Health, Inc	2.875	09/01/50	972,078
1,000,000		HCA, Inc	5.375	02/01/25	1,117,500
2,815,000		HCA, Inc	5.625	09/01/28	3,349,005
5,000,000		HCA, Inc	3.500	09/01/30	5,296,950
1,900,000		HCA, Inc	5.500	06/15/47	2,463,835
3,500,000	g	Hologic, Inc	3.250	02/15/29	3,501,662
1,875,000		Humana, Inc	3.950	03/15/27	2,091,813
10,100,000		Humana, Inc	2.150	02/03/32	9,866,413
3,490,000	g	LifePoint Health, Inc	4.375	02/15/27	3,481,275
1,135,000	g,h	Mozart Debt Merger Sub, Inc	3.875	04/01/29	1,135,000
275,000	g,h	Mozart Debt Merger Sub, Inc	5.250	10/01/29	275,000
1,850,000	g	MPH Acquisition Holdings LLC	5.500	09/01/28	1,844,912
1,850,000	e,g	MPH Acquisition Holdings LLC	5.750	11/01/28	1,742,663
3,375,000		MPT Operating Partnership LP	3.500	03/15/31	3,442,500
340,000		Tenet Healthcare Corp	4.625	07/15/24	345,100
225,000	g	Tenet Healthcare Corp	4.625	06/15/28	233,136
5,400,000	g	Tenet Healthcare Corp	6.125	10/01/28	5,672,565
2,500,000	g	Tenet Healthcare Corp	4.250	06/01/29	2,537,500
1,525,000		UnitedHealth Group, Inc	2.950	10/15/27	1,656,118
3,700,000		UnitedHealth Group, Inc	2.000	05/15/30	3,710,315
9,825,000		UnitedHealth Group, Inc	2.300	05/15/31	10,024,363
1,375,000		UnitedHealth Group, Inc	3.750	10/15/47	1,570,078
750,000		Zimmer Biomet Holdings, Inc	3.700	03/19/23	782,412
1,470,000		Zimmer Biomet Holdings, Inc	3.550	04/01/25	1,580,263
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			181,687,860

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
2,250,000	g	Natura Cosmeticos S.A.	4.125	05/03/28	2,277,563
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			2,277,563

INSURANCE - 1.4%
1,550,000	g	Acrisure LLC	4.250	02/15/29	1,532,563
285,000		Aetna, Inc	6.625	06/15/36	411,772
131,000		Aflac, Inc	6.450	08/15/40	186,975
1,025,000	g	AIA Group Ltd	3.200	03/11/25	1,084,470
3,000,000	g	AIA Group Ltd	3.600	04/09/29	3,285,141
825,000	g	Alliant Holdings Intermediate LLC	4.250	10/15/27	833,250
975,000		American Financial Group, Inc	3.500	08/15/26	1,064,030
620,000		American International Group, Inc	3.750	07/10/25	674,883
325,000	g	AmWINS Group, Inc	4.875	06/30/29	329,566
11,160,000		Aon Corp	2.800	05/15/30	11,658,323
2,790,000		Aon plc	3.500	06/14/24	2,978,411
4,500,000		AXIS Specialty Finance LLC	4.900	01/15/40	4,796,248
1,150,000		Berkshire Hathaway Finance Corp	1.850	03/12/30	1,144,920
1,500,000		Berkshire Hathaway Finance Corp	4.250	01/15/49	1,828,659
9,950,000		Berkshire Hathaway Finance Corp	2.850	10/15/50	9,805,428
1,100,000		CNA Financial Corp	3.950	05/15/24	1,182,172
1,750,000		CNA Financial Corp	2.050	08/15/30	1,715,069
925,000	g	Equitable Financial Life Global Funding	1.400	07/07/25	930,617
177

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$870,000	g	Equitable Financial Life Global Funding		1.800%	03/08/28	$864,409
2,300,000	g	Five Corners Funding Trust		4.419	11/15/23	2,483,619
11,020,000	g	Five Corners Funding Trust II		2.850	05/15/30	11,519,098
15,431,000		Hartford Financial Services Group, Inc		2.800	08/19/29	16,125,138
350,000		Hartford Financial Services Group, Inc		4.300	04/15/43	413,970
1,400,000		Hartford Financial Services Group, Inc		2.900	09/15/51	1,350,313
1,450,000	g	Liberty Mutual Group, Inc		3.951	10/15/50	1,609,192
1,400,000		Marsh & McLennan Cos, Inc		3.500	06/03/24	1,493,846
600,000		MetLife, Inc		3.000	03/01/25	639,087
1,775,000		MetLife, Inc		3.600	11/13/25	1,941,938
8,870,000		MetLife, Inc		3.850	N/A‡	9,269,150
1,550,000	g	Metropolitan Life Global Funding I		2.950	04/09/30	1,657,452
10,175,000		PartnerRe Finance B LLC		4.500	10/01/50	10,728,922
3,500,000		Principal Financial Group, Inc		2.125	06/15/30	3,466,846
3,700,000	g	Protective Life Global Funding		0.781	07/05/24	3,701,757
2,320,000	g	Protective Life Global Funding		1.737	09/21/30	2,250,328
2,000,000		Prudential Financial, Inc		3.905	12/07/47	2,318,553
5,220,000		Prudential Financial, Inc		3.700	10/01/50	5,440,249
1,190,000	g	Prudential Funding LLC		6.750	09/15/23	1,320,519
2,220,000		Reinsurance Group of America, Inc		3.900	05/15/29	2,480,146
525,000	g	Swiss Re Treasury US Corp		4.250	12/06/42	639,435
6,250,000	g,i	Vitality Re IX Ltd	U.S. Treasury Bill 3 M + 1.600%	1.633	01/10/22	6,203,125
2,200,000	g,i	Vitality Re X Ltd	U.S. Treasury Bill 3 M + 1.750%	1.778	01/10/23	2,161,500
6,500,000		Voya Financial, Inc		5.650	05/15/53	6,857,500
365,000		Willis North America, Inc		3.600	05/15/24	389,385
		TOTAL INSURANCE				142,767,974

MATERIALS - 1.7%
1,625,000	g	Alpek SAB de C.V.		4.250	09/18/29	1,741,837
1,325,000	g	Alpek SAB de C.V.		3.250	02/25/31	1,338,263
9,185,000		Amcor Flexibles North America, Inc		2.690	05/25/31	9,423,410
2,300,000	g	Anglo American Capital plc		2.625	09/10/30	2,284,614
7,125,000	e	AngloGold Ashanti Holdings plc		3.750	10/01/30	7,310,107
1,778,000	e,g	Antofagasta plc		2.375	10/14/30	1,715,788
3,225,000	g	Ardagh Metal Packaging Finance USA LLC		3.250	09/01/28	3,216,937
2,900,000	g	Ardagh Metal Packaging Finance USA LLC		4.000	09/01/29	2,932,625
1,850,000		Ball Corp		2.875	08/15/30	1,795,656
370,000		Bemis Co, Inc		3.100	09/15/26	393,405
925,000		Bemis Co, Inc		2.630	06/19/30	944,475
10,105,000	g	Berry Global, Inc		1.570	01/15/26	10,102,373
6,100,000	g	Berry Global, Inc		1.650	01/15/27	6,023,201
2,950,000	g	Berry Global, Inc		5.625	07/15/27	3,117,294
2,500,000	g	Celulosa Arauco y Constitucion S.A.		4.250	04/30/29	2,689,875
1,325,000	g	Celulosa Arauco y Constitucion S.A.		4.200	01/29/30	1,427,688
675,000	g	Cemex SAB de C.V.		7.375	06/05/27	747,725
2,325,000	g	Cemex SAB de C.V.		5.450	11/19/29	2,519,719
2,925,000	g	Cemex SAB de C.V.		3.875	07/11/31	2,926,755
1,775,000	g	Cemex SAB de C.V.		5.125	N/A‡	1,807,855
877,000	g	Cleveland-Cliffs, Inc		9.875	10/17/25	1,006,358
2,725,000	g	Constellium SE		3.750	04/15/29	2,653,932
1,750,000	g	Corp Nacional del Cobre de Chile		3.625	08/01/27	1,876,123
3,000,000	g	Corp Nacional del Cobre de Chile		3.000	09/30/29	3,065,694
178

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000	g	Corp Nacional del Cobre de Chile	3.150%	01/14/30	$2,064,040
1,500,000	g	Corp Nacional del Cobre de Chile	3.150	01/15/51	1,380,501
1,000,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.700	01/30/50	1,012,610
265,000		DowDuPont, Inc	4.493	11/15/25	297,970
1,140,000		DowDuPont, Inc	4.725	11/15/28	1,340,563
4,000,000	g	First Quantum Minerals Ltd	6.875	10/15/27	4,230,000
2,400,000		Freeport-McMoRan, Inc	5.450	03/15/43	2,955,000
2,000,000	g	Fresnillo plc	4.250	10/02/50	2,072,520
1,250,000	g	Gold Fields Orogen Holdings BVI Ltd	6.125	05/15/29	1,465,625
1,275,000		International Paper Co	5.000	09/15/35	1,577,718
3,500,000		International Paper Co	5.150	05/15/46	4,589,946
187,000		International Paper Co	4.350	08/15/48	228,898
409,000		Inversiones CMPC S.A.	4.375	04/04/27	451,331
3,000,000	g	Inversiones CMPC S.A.	4.375	04/04/27	3,310,500
775,000	g	Inversiones CMPC S.A.	3.850	01/13/30	819,563
4,900,000	g	Inversiones CMPC S.A.	3.000	04/06/31	4,863,985
675,000	g	James Hardie International Finance DAC	5.000	01/15/28	708,750
2,000,000	g	Klabin Austria GmbH	5.750	04/03/29	2,236,600
1,200,000	g	Klabin Finance S.A.	4.875	09/19/27	1,318,512
1,750,000	g	MEGlobal Canada ULC	5.000	05/18/25	1,932,000
2,700,000	g	Midwest Connector Capital Co LLC	3.900	04/01/24	2,823,852
2,700,000	g	Midwest Connector Capital Co LLC	4.625	04/01/29	2,902,274
1,600,000		Mosaic Co	4.875	11/15/41	1,898,014
2,470,000		Newmont Corp	2.250	10/01/30	2,457,002
2,900,000	g	Nova Chemicals Corp	4.875	06/01/24	3,030,500
1,725,000		Nutrien Ltd	3.375	03/15/25	1,847,751
6,350,000		Nutrien Ltd	2.950	05/13/30	6,703,377
1,800,000	g	OCI NV	5.250	11/01/24	1,851,480
2,137,000	g	OCI NV	4.625	10/15/25	2,243,850
1,600,000	g	OCP S.A.	3.750	06/23/31	1,595,699
3,862,000	g	Orbia Advance Corp SAB de C.V.	1.875	05/11/26	3,868,334
720,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	761,400
480,000		Packaging Corp of America	3.650	09/15/24	515,718
375,000	g	PolyOne Corp	5.750	05/15/25	395,156
2,050,000	g	SABIC Capital II BV	4.000	10/10/23	2,178,602
1,475,000		Sasol Financing USA LLC	5.875	03/27/24	1,554,650
2,250,000		Sasol Financing USA LLC	4.375	09/18/26	2,282,738
2,000,000	g	Sociedad Quimica y Minera de Chile S.A.	4.250	05/07/29	2,252,520
4,500,000	g	Sociedad Quimica y Minera de Chile S.A.	3.500	09/10/51	4,338,000
754,000	g	Suzano Austria GmbH	5.750	07/14/26	873,320
2,400,000		Suzano Austria GmbH	3.750	01/15/31	2,465,400
5,000,000		Suzano Austria GmbH	3.125	01/15/32	4,828,750
4,070,000	g	Tronox, Inc	4.625	03/15/29	4,049,650
3,675,000	g	UltraTech Cement Ltd	2.800	02/16/31	3,534,358
440,000	g	Unifrax Escrow Issuer Corp	5.250	09/30/28	445,500
435,000	g	Unifrax Escrow Issuer Corp	7.500	09/30/29	445,775
800,000	g	WR Grace Holdings LLC	5.625	08/15/29	824,008
7,990,000		WRKCo, Inc	4.900	03/15/29	9,447,807
		TOTAL MATERIALS			184,333,826

MEDIA & ENTERTAINMENT - 2.6%
2,675,000		Activision Blizzard, Inc	3.400	09/15/26	2,913,481
1,850,000		Activision Blizzard, Inc	1.350	09/15/30	1,714,574
179

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$6,850,000		Agree LP	2.000%	06/15/28	$6,791,636
4,800,000	g	Alfa Desarrollo S.p.A	4.550	09/27/51	4,682,400
3,315,000	g	Arches Buyer, Inc	4.250	06/01/28	3,361,029
4,900,000		AstraZeneca Finance LLC	1.200	05/28/26	4,901,237
1,050,000		AstraZeneca Finance LLC	2.250	05/28/31	1,066,499
1,275,000		Baidu, Inc	4.375	05/14/24	1,379,008
2,030,000		Baidu, Inc	1.625	02/23/27	2,003,904
1,650,000	g	Banco Nacional de Panama	2.500	08/11/30	1,582,350
4,100,000	g	BOC Aviation USA Corp	1.625	04/29/24	4,131,506
1,575,000	g	Cable Onda S.A.	4.500	01/30/30	1,652,175
4,900,000	g	CCO Holdings LLC	5.125	05/01/27	5,102,419
2,500,000	g	CCO Holdings LLC	4.500	08/15/30	2,579,300
5,000,000	g	CCO Holdings LLC	4.250	02/01/31	5,086,750
4,725,000	h	Charter Communications Operating LLC	2.250	01/15/29	4,721,281
4,000,000		Charter Communications Operating LLC	2.800	04/01/31	4,009,035
5,000,000	h	Charter Communications Operating LLC	3.500	03/01/42	4,892,110
2,400,000		Charter Communications Operating LLC	5.125	07/01/49	2,822,994
15,750,000		Charter Communications Operating LLC	4.800	03/01/50	17,674,733
9,680,000		Charter Communications Operating LLC	3.700	04/01/51	9,424,678
13,450,000		Comcast Corp	2.350	01/15/27	14,107,184
3,700,000		Comcast Corp	4.150	10/15/28	4,255,128
7,575,000		Comcast Corp	1.500	02/15/31	7,190,687
4,525,000		Comcast Corp	3.200	07/15/36	4,819,417
1,000,000		Comcast Corp	3.900	03/01/38	1,135,540
20,180,000		Comcast Corp	2.800	01/15/51	19,101,163
1,253,000	g	Comcast Corp	2.887	11/01/51	1,201,850
10,186,000	g	Comcast Corp	2.937	11/01/56	9,621,552
4,100,000	g	CSC Holdings LLC	5.500	04/15/27	4,268,510
1,500,000	g	CSC Holdings LLC	7.500	04/01/28	1,621,166
5,000,000	g	CSC Holdings LLC	3.375	02/15/31	4,650,000
985,000	g	DIRECTV Holdings LLC	5.875	08/15/27	1,028,094
656,000		Discovery Communications LLC	2.950	03/20/23	678,640
5,215,000		Discovery Communications LLC	3.625	05/15/30	5,655,744
760,000		Discovery Communications LLC	4.875	04/01/43	910,075
3,500,000		Discovery Communications LLC	5.200	09/20/47	4,360,716
1,450,000		DISH DBS Corp	5.000	03/15/23	1,502,563
1,000,000		DISH DBS Corp	7.750	07/01/26	1,129,225
1,300,000	g	Electricidad Firme de Mexico Holdings S.A. de C.V.	4.900	11/20/26	1,296,529
2,500,000	g	Empresa de los Ferrocarriles del Estado	3.068	08/18/50	2,200,500
2,375,000	g	ENN Clean Energy International Investment Ltd	3.375	05/12/26	2,393,031
5,500,000	g	Genm Capital Labuan Ltd	3.882	04/19/31	5,442,440
2,985,000		Grupo Televisa SAB	6.625	01/15/40	4,140,427
675,000	g	Interchile S.A.	4.500	06/30/56	704,700
650,000		Lamar Media Corp	3.750	02/15/28	668,577
2,000,000		Lamar Media Corp	4.875	01/15/29	2,120,000
1,000,000		Lamar Media Corp	4.000	02/15/30	1,029,500
1,675,000		Lamar Media Corp	3.625	01/15/31	1,675,000
1,275,000	g	LCPR Senior Secured Financing DAC	5.125	07/15/29	1,313,186
6,900,000	g	LUKOIL Securities BV	3.875	05/06/30	7,253,970
1,200,000		MDGH-GMTN BV	2.500	05/21/26	1,252,892
3,000,000	g	Medco Bell Pte Ltd	6.375	01/30/27	3,026,250
2,645,000	g	Mexico Remittances Funding Fiduciary Estate Management Sarl	4.875	01/15/28	2,611,964
180

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$825,000	g	News Corp	3.875%	05/15/29	$847,688
8,000,000		Omnicom Group, Inc	2.600	08/01/31	8,134,043
2,725,000	g	Sirius XM Radio, Inc	4.000	07/15/28	2,770,984
1,575,000	g	Sirius XM Radio, Inc	4.125	07/01/30	1,582,304
750,000	g	TEGNA, Inc	4.750	03/15/26	782,344
500,000		TEGNA, Inc	4.625	03/15/28	511,175
768,000	e	Tencent Holdings Ltd	2.985	01/19/23	788,429
250,000		Time Warner Cable LLC	5.875	11/15/40	315,350
1,275,000	g	Univision Communications, Inc	4.500	05/01/29	1,295,719
1,100,000		ViacomCBS, Inc	2.900	01/15/27	1,168,617
800,000		ViacomCBS, Inc	3.375	02/15/28	873,484
1,770,000		ViacomCBS, Inc	4.375	03/15/43	2,024,809
200,000		ViacomCBS, Inc	5.850	09/01/43	272,555
4,500,000		Walt Disney Co	3.000	09/15/22	4,616,933
110,000		Walt Disney Co	7.625	11/30/28	150,526
23,525,000		Walt Disney Co	2.000	09/01/29	23,736,720
85,000		Walt Disney Co	6.550	03/15/33	119,264
3,000,000		Weibo Corp	3.500	07/05/24	3,125,157
2,325,000		Weibo Corp	3.375	07/08/30	2,321,582
		TOTAL MEDIA & ENTERTAINMENT			272,297,002

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
1,550,000		AbbVie, Inc	2.850	05/14/23	1,603,539
12,900,000		AbbVie, Inc	3.800	03/15/25	14,007,499
11,400,000		AbbVie, Inc	2.950	11/21/26	12,211,065
11,950,000		AbbVie, Inc	3.200	11/21/29	12,876,258
6,500,000		AbbVie, Inc	4.050	11/21/39	7,469,856
2,072,000		AbbVie, Inc	4.400	11/06/42	2,475,173
1,360,000		AbbVie, Inc	4.450	05/14/46	1,638,856
11,350,000		AbbVie, Inc	4.250	11/21/49	13,443,540
2,350,000		Amgen, Inc	2.000	01/15/32	2,259,931
1,775,000		AstraZeneca plc	3.125	06/12/27	1,932,892
5,000,000		AstraZeneca plc	1.375	08/06/30	4,758,105
1,500,000	g	Avantor Funding, Inc	4.625	07/15/28	1,578,750
1,021,000		Bristol-Myers Squibb Co	2.900	07/26/24	1,084,037
424,000		Bristol-Myers Squibb Co	3.875	08/15/25	467,563
12,950,000		Bristol-Myers Squibb Co	3.400	07/26/29	14,352,883
5,750,000		Bristol-Myers Squibb Co	1.450	11/13/30	5,513,230
1,375,000		Bristol-Myers Squibb Co	2.550	11/13/50	1,291,060
475,000	g	Endo Luxembourg Finance Co I Sarl	6.125	04/01/29	475,000
1,850,000		Gilead Sciences, Inc	1.200	10/01/27	1,810,891
980,000		Gilead Sciences, Inc	1.650	10/01/30	940,980
635,000		Gilead Sciences, Inc	4.000	09/01/36	730,283
5,830,000		Gilead Sciences, Inc	2.800	10/01/50	5,495,910
100,000	g	Jaguar Holding Co II	4.625	06/15/25	103,875
125,000	g	Jaguar Holding Co II	5.000	06/15/28	134,542
725,000	g	Jazz Securities DAC	4.375	01/15/29	751,318
1,250,000		Johnson & Johnson	3.400	01/15/38	1,403,855
4,075,000		Mylan, Inc	4.550	04/15/28	4,651,147
2,500,000	g	Organon Finance LLC	4.125	04/30/28	2,550,000
5,650,000	g	Organon Finance LLC	5.125	04/30/31	5,934,478
181

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,400,000		Royalty Pharma plc	2.150%	09/02/31	$3,273,971
11,155,000		Takeda Pharmaceutical Co Ltd	2.050	03/31/30	10,980,034
1,000,000		Takeda Pharmaceutical Co Ltd	3.025	07/09/40	1,015,302
1,544,000		Teva Pharmaceutical Finance Netherlands III BV	2.800	07/21/23	1,534,798
3,500,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	3,351,250
1,100,000		Thermo Fisher Scientific, Inc	2.000	10/15/31	1,076,185
2,940,000	g	Viatris, Inc	1.650	06/22/25	2,969,420
2,125,000	g	Viatris, Inc	2.700	06/22/30	2,148,161
1,250,000	g	Viatris, Inc	3.850	06/22/40	1,340,623
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			151,636,260

REAL ESTATE - 2.2%
5,450,000		Alexandria Real Estate Equities, Inc	3.450	04/30/25	5,889,884
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	500,848
675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	757,733
2,775,000		Alexandria Real Estate Equities, Inc	4.900	12/15/30	3,356,554
1,900,000		Alexandria Real Estate Equities, Inc	1.875	02/01/33	1,787,831
1,450,000		American Tower Corp	3.000	06/15/23	1,509,723
2,700,000		American Tower Corp	2.950	01/15/25	2,851,495
600,000		American Tower Corp	3.375	10/15/26	649,262
10,000,000		American Tower Corp	2.750	01/15/27	10,499,838
1,200,000		American Tower Corp	3.600	01/15/28	1,306,473
5,370,000		American Tower Corp	1.500	01/31/28	5,201,653
5,800,000		American Tower Corp	3.800	08/15/29	6,431,605
6,950,000		American Tower Corp	2.900	01/15/30	7,235,427
5,025,000		American Tower Corp	1.875	10/15/30	4,825,824
1,975,000		Brandywine Operating Partnership LP	3.950	02/15/23	2,048,700
1,125,000		Brandywine Operating Partnership LP	4.100	10/01/24	1,212,236
2,225,000		Brixmor Operating Partnership LP	3.850	02/01/25	2,405,227
8,206,000		Brixmor Operating Partnership LP	2.250	04/01/28	8,275,926
1,700,000		Brixmor Operating Partnership LP	2.500	08/16/31	1,674,957
2,000,000		Camden Property Trust	4.250	01/15/24	2,138,822
1,550,000		Corporate Office Properties LP	2.750	04/15/31	1,565,722
400,000		Crown Castle International Corp	3.650	09/01/27	439,789
7,625,000		Crown Castle International Corp	2.250	01/15/31	7,451,645
5,845,000		Crown Castle International Corp	2.100	04/01/31	5,626,893
3,384,000		CubeSmart LP	2.000	02/15/31	3,290,707
1,525,000		Digital Realty Trust LP	3.600	07/01/29	1,668,471
1,075,000		Duke Realty LP	2.875	11/15/29	1,132,591
1,925,000		Equinix, Inc	2.150	07/15/30	1,887,822
7,735,000		Essential Properties LP	2.950	07/15/31	7,775,396
5,000,000		Essex Portfolio LP	3.875	05/01/24	5,347,886
4,575,000		Essex Portfolio LP	3.000	01/15/30	4,823,121
1,225,000		Federal Realty Investment Trust	1.250	02/15/26	1,214,488
5,700,000		GLP Capital LP	5.300	01/15/29	6,664,218
4,980,000	g	HAT Holdings I LLC	3.375	06/15/26	5,054,700
1,675,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,805,069
3,000,000	e	Healthcare Realty Trust, Inc	3.625	01/15/28	3,282,459
1,660,000		Healthcare Realty Trust, Inc	2.400	03/15/30	1,665,840
925,000		Healthcare Realty Trust, Inc	2.050	03/15/31	898,976
4,125,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	4,471,112
8,465,000		Healthcare Trust of America Holdings LP	3.100	02/15/30	8,901,261
182

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$7,500,000		Highwoods Realty LP	3.875%	03/01/27	$8,293,202
1,025,000		Highwoods Realty LP	4.125	03/15/28	1,141,732
1,350,000		Highwoods Realty LP	4.200	04/15/29	1,510,986
8,010,000		Highwoods Realty LP	3.050	02/15/30	8,365,683
4,105,000		Highwoods Realty LP	2.600	02/01/31	4,130,731
1,225,000	g	Howard Hughes Corp	4.125	02/01/29	1,226,531
1,300,000	g	Howard Hughes Corp	4.375	02/01/31	1,307,683
835,000		Hudson Pacific Properties LP	3.950	11/01/27	913,363
1,624,000		Hudson Pacific Properties LP	4.650	04/01/29	1,863,789
1,500,000		Hudson Pacific Properties LP	3.250	01/15/30	1,574,454
775,000		iStar, Inc	4.750	10/01/24	819,562
1,400,000		Kennedy-Wilson, Inc	4.750	03/01/29	1,424,500
1,475,000		Kennedy-Wilson, Inc	5.000	03/01/31	1,508,187
980,000		Kilroy Realty LP	2.500	11/15/32	964,901
1,660,000	h	Life Storage LP	2.200	10/15/30	1,646,043
1,200,000		Mid-America Apartments LP	4.300	10/15/23	1,278,198
1,200,000		Mid-America Apartments LP	3.750	06/15/24	1,286,739
1,050,000		Mid-America Apartments LP	4.000	11/15/25	1,153,022
7,350,000		Mid-America Apartments LP	2.750	03/15/30	7,644,998
6,200,000		Mid-America Apartments LP	1.700	02/15/31	5,883,088
1,700,000		Mid-America Apartments LP	2.875	09/15/51	1,642,214
625,000		National Retail Properties, Inc	4.000	11/15/25	691,214
1,850,000		National Retail Properties, Inc	3.600	12/15/26	2,012,211
1,100,000		Regency Centers LP	3.900	11/01/25	1,197,267
950,000		Regency Centers LP	3.600	02/01/27	1,046,481
5,885,000		Regency Centers LP	2.950	09/15/29	6,173,962
4,425,000		Retail Properties of America, Inc	4.750	09/15/30	4,866,289
646,000		SITE Centers Corp	3.625	02/01/25	684,548
2,000,000		SITE Centers Corp	4.250	02/01/26	2,164,368
2,833,000		SITE Centers Corp	4.700	06/01/27	3,190,809
2,000,000	g	Trust F/1401	5.250	01/30/26	2,224,000
1,925,000	g	Uniti Group LP	4.750	04/15/28	1,965,906
400,000		Weingarten Realty Investors	3.375	10/15/22	408,721
1,876,000		Weingarten Realty Investors	3.500	04/15/23	1,946,303
475,000		Weingarten Realty Investors	4.450	01/15/24	507,246
1,025,000		Weingarten Realty Investors	3.850	06/01/25	1,100,727
700,000		Weingarten Realty Investors	3.250	08/15/26	744,725
		TOTAL REAL ESTATE			232,032,567

RETAILING - 0.8%
1,235,000		Amazon.com, Inc	2.500	06/03/50	1,156,642
1,100,000		AutoNation, Inc	3.800	11/15/27	1,207,257
980,000		AutoNation, Inc	1.950	08/01/28	966,339
1,450,000		AutoNation, Inc	2.400	08/01/31	1,413,159
3,275,000		AutoZone, Inc	1.650	01/15/31	3,110,821
300,000		Chevron USA, Inc	3.900	11/15/24	327,562
1,400,000		Chevron USA, Inc	3.850	01/15/28	1,580,752
1,250,000		Chevron USA, Inc	5.050	11/15/44	1,663,315
550,000	g	Group 1 Automotive, Inc	4.000	08/15/28	559,625
520,000		Home Depot, Inc	2.625	06/01/22	527,266
4,500,000	g	JSM Global Sarl	4.750	10/20/30	4,578,795
925,000	g	L Brands, Inc	6.625	10/01/30	1,049,875
850,000	g	Lithia Motors, Inc	4.625	12/15/27	894,625
183

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$4,900,000	g	Magic Mergeco, Inc	5.250%	05/01/28	$5,054,350
437,000	g	Myriad International Holdings BV	4.850	07/06/27	495,603
4,215,000		O’Reilly Automotive, Inc	3.550	03/15/26	4,618,286
2,175,000		O’Reilly Automotive, Inc	3.600	09/01/27	2,417,135
2,100,000		O’Reilly Automotive, Inc	4.200	04/01/30	2,406,477
9,530,000		O’Reilly Automotive, Inc	1.750	03/15/31	9,129,671
2,200,000	g	Prosus NV	3.680	01/21/30	2,282,413
2,000,000	g	Prosus NV	3.832	02/08/51	1,820,461
4,950,000	g	Staples, Inc	7.500	04/15/26	5,020,414
9,765,000		Target Corp	2.350	02/15/30	10,106,923
2,575,000	g	Volkswagen Group of America Finance LLC	1.625	11/24/27	2,547,478
3,600,000	e	Walmart, Inc	1.050	09/17/26	3,599,146
8,500,000		Walmart, Inc	1.800	09/22/31	8,426,985
3,900,000		Walmart, Inc	2.500	09/22/41	3,883,028
		TOTAL RETAILING			80,844,403

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
4,032,000		Broadcom, Inc	4.150	11/15/30	4,467,346
8,075,000	g	Broadcom, Inc	2.450	02/15/31	7,820,050
3,920,000	g	Broadcom, Inc	3.419	04/15/33	4,057,873
6,774,000	g	Broadcom, Inc	3.469	04/15/34	6,975,438
218,000	g	Broadcom, Inc	3.187	11/15/36	217,367
260,000		Intel Corp	3.150	05/11/27	283,875
1,150,000		Intel Corp	3.734	12/08/47	1,282,916
1,000,000		Intel Corp	3.200	08/12/61	1,005,336
1,350,000		Lam Research Corp	3.750	03/15/26	1,497,579
1,525,000		Lam Research Corp	4.000	03/15/29	1,750,387
5,575,000		Lam Research Corp	1.900	06/15/30	5,558,148
550,000		Lam Research Corp	2.875	06/15/50	551,528
7,200,000		NVIDIA Corp	2.000	06/15/31	7,161,937
1,650,000	g	NXP BV	2.700	05/01/25	1,723,328
2,650,000	g	NXP BV	3.875	06/18/26	2,919,581
1,200,000	g	NXP BV	3.400	05/01/30	1,302,547
4,300,000	g	SK Hynix, Inc	1.500	01/19/26	4,244,444
3,750,000		Skyworks Solutions, Inc	1.800	06/01/26	3,799,689
1,100,000		Texas Instruments, Inc	2.625	05/15/24	1,153,307
1,100,000		Texas Instruments, Inc	4.150	05/15/48	1,364,361
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			59,137,037

SOFTWARE & SERVICES - 0.8%
11,405,000		Adobe, Inc	2.300	02/01/30	11,796,783
90,000	g	Camelot Finance S.A.	4.500	11/01/26	93,487
690,000	g	Clarivate Science Holdings Corp	3.875	07/01/28	690,000
2,375,000		Fidelity National Information Services, Inc	2.250	03/01/31	2,357,409
6,300,000		Fiserv, Inc	2.750	07/01/24	6,634,404
12,125,000		Fiserv, Inc	3.500	07/01/29	13,203,460
1,505,000		Fiserv, Inc	2.650	06/01/30	1,539,986
900,000	g	Gartner, Inc	3.750	10/01/30	926,280
2,425,000		Global Payments, Inc	2.650	02/15/25	2,534,632
5,225,000		Global Payments, Inc	3.200	08/15/29	5,523,329
3,500,000	e,g	HCL America, Inc	1.375	03/10/26	3,460,233
1,625,000	g	j2 Global, Inc	4.625	10/15/30	1,726,562
19,000,000		Microsoft Corp	2.400	08/08/26	20,183,329
2,306,000		Microsoft Corp	2.525	06/01/50	2,218,964
184

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$539,000		Microsoft Corp	2.921%	03/17/52	$557,217
550,000	g	Open Text Holdings, Inc	4.125	02/15/30	565,125
1,525,000	g	Rackspace Technology Global, Inc	3.500	02/15/28	1,471,960
875,000		salesforce.com, Inc	3.700	04/11/28	982,153
3,625,000		salesforce.com, Inc	1.950	07/15/31	3,607,808
3,150,000		salesforce.com, Inc	2.700	07/15/41	3,140,676
580,000		Visa, Inc	3.150	12/14/25	628,938
4,725,000		Visa, Inc	2.050	04/15/30	4,800,061
900,000		Visa, Inc	2.700	04/15/40	920,838
		TOTAL SOFTWARE & SERVICES			89,563,634

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
3,450,000		Amphenol Corp	2.800	02/15/30	3,615,994
8,575,000		Apple, Inc	2.450	08/04/26	9,073,404
19,975,000		Apple, Inc	2.050	09/11/26	20,786,114
5,370,000		Apple, Inc	1.650	02/08/31	5,226,465
1,100,000		Apple, Inc	4.650	02/23/46	1,431,545
3,000,000		Apple, Inc	2.650	02/08/51	2,869,836
2,675,000		Corning, Inc	4.375	11/15/57	3,208,581
5,685,000		Dell International LLC	5.300	10/01/29	6,872,125
6,625,000	g	Imola Merger Corp	4.750	05/15/29	6,853,686
6,000,000	g	Lenovo Group Ltd	3.421	11/02/30	6,252,305
2,425,000	g	NCR Corp	5.000	10/01/28	2,477,889
975,000	g	Sensata Technologies BV	4.000	04/15/29	992,501
3,000,000		Tyco Electronics Group S.A.	3.500	02/03/22	3,007,616
525,000		Tyco Electronics Group S.A.	3.700	02/15/26	568,630
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			73,236,691

TELECOMMUNICATION SERVICES - 3.1%
3,775,000	g	Altice France S.A.	5.125	07/15/29	3,701,293
5,500,000		AT&T, Inc	4.300	02/15/30	6,311,678
11,050,000		AT&T, Inc	2.250	02/01/32	10,758,984
12,477,000		AT&T, Inc	2.550	12/01/33	12,275,097
2,300,000		AT&T, Inc	4.500	05/15/35	2,692,481
4,900,000		AT&T, Inc	3.500	06/01/41	5,030,975
8,825,000		AT&T, Inc	3.300	02/01/52	8,544,883
8,600,000		AT&T, Inc	3.500	09/15/53	8,511,592
13,750,000		AT&T, Inc	3.550	09/15/55	13,559,476
25,598,000		AT&T, Inc	3.800	12/01/57	26,149,687
2,399,000		AT&T, Inc	3.650	09/15/59	2,391,618
3,775,000	g	Avaya, Inc	6.125	09/15/28	3,969,299
2,000,000	g	Bharti Airtel Ltd	4.375	06/10/25	2,149,620
4,250,000	g	Bharti Airtel Ltd	3.250	06/03/31	4,272,881
450,000	g	C&W Senior Financing Designated Activity Co	7.500	10/15/26	466,699
2,500,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	2,628,125
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	939,260
3,850,000	g	Empresa Nacional de Telecomunicaciones S.A.	3.050	09/14/32	3,782,625
1,500,000	g	Kenbourne Invest S.A.	4.700	01/22/28	1,509,000
1,675,000	g	Millicom International Cellular S.A.	4.500	04/27/31	1,751,212
2,500,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	2,847,025
2,000,000	g	Network i2i Ltd	5.650	N/A‡	2,130,000
2,000,000	g	Network i2i Ltd	3.975	N/A‡	2,015,000
2,975,000	g	Ooredoo International Finance Ltd	2.625	04/08/31	3,026,997
185

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Orange S.A.	5.375%	01/13/42	$667,561
17,050,000	g	SBA Tower Trust	2.836	01/15/25	17,658,262
8,398,000	g	SBA Tower Trust	1.884	01/15/26	8,503,197
7,500,000	g	SBA Tower Trust	1.631	11/15/26	7,481,177
4,700,000		Telefonica Emisiones SAU	4.103	03/08/27	5,280,368
5,000,000		Telefonica Emisiones SAU	5.213	03/08/47	6,240,246
2,990,000		Telefonica Emisiones SAU	4.895	03/06/48	3,594,677
2,300,000		T-Mobile USA, Inc	2.250	02/15/26	2,325,875
3,000,000		T-Mobile USA, Inc	2.625	02/15/29	3,031,677
19,910,000		T-Mobile USA, Inc	3.875	04/15/30	21,983,867
16,800,000		T-Mobile USA, Inc	2.550	02/15/31	16,859,868
1,275,000		T-Mobile USA, Inc	3.000	02/15/41	1,233,604
1,150,000		T-Mobile USA, Inc	4.500	04/15/50	1,340,634
4,545,000		T-Mobile USA, Inc	3.300	02/15/51	4,394,399
1,375,000		Verizon Communications, Inc	1.680	10/30/30	1,307,534
13,630,000		Verizon Communications, Inc	1.750	01/20/31	12,955,180
27,600,000		Verizon Communications, Inc	2.550	03/21/31	27,939,216
2,568,000	g	Verizon Communications, Inc	2.355	03/15/32	2,539,609
11,097,000		Verizon Communications, Inc	4.272	01/15/36	13,035,787
18,400,000		Verizon Communications, Inc	2.875	11/20/50	17,151,486
4,915,000	g	Vmed O2 UK Financing I plc	4.750	07/15/31	5,021,557
7,735,000		Vodafone Group plc	4.375	02/19/43	8,986,421
7,000,000		Vodafone Group plc	4.250	09/17/50	8,047,649
		TOTAL TELECOMMUNICATION SERVICES			328,995,358

TRANSPORTATION - 0.5%
1,000,000	g	Adani Ports & Special Economic Zone Ltd	4.000	07/30/27	1,041,332
800,000	g	Adani Ports & Special Economic Zone Ltd	4.200	08/04/27	839,144
2,300,000	g	Adani Ports & Special Economic Zone Ltd	3.100	02/02/31	2,197,737
4,500,000	g	AerCap Global Aviation	6.500	06/15/45	4,876,380
3,825,000		Burlington Northern Santa Fe LLC	3.050	02/15/51	3,943,125
6,375,000		Canadian Pacific Railway Co	2.050	03/05/30	6,295,745
1,000,000		CSX Corp	2.600	11/01/26	1,060,662
625,000		CSX Corp	3.250	06/01/27	681,018
700,000		CSX Corp	3.800	03/01/28	782,441
9,715,000		CSX Corp	4.250	03/15/29	11,167,823
1,204,000	g	Delta Air Lines, Inc	7.000	05/01/25	1,404,165
1,500,000	g	DP World Ltd	5.625	09/25/48	1,846,245
2,235,000	g	First Student Bidco, Inc	4.000	07/31/29	2,204,269
1,443,000	g	Mexico City Airport Trust	4.250	10/31/26	1,539,681
3,000,000	g	Mexico City Airport Trust	5.500	07/31/47	3,064,860
700,000	g	Mileage Plus Holdings LLC	6.500	06/20/27	761,194
2,650,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	2,785,812
3,000,000		Southwest Airlines Co	5.125	06/15/27	3,508,428
5,200,000	g	Union Pacific Corp	2.891	04/06/36	5,399,350
2,175,000		Union Pacific Corp	3.839	03/20/60	2,495,355
		TOTAL TRANSPORTATION			57,894,766

UTILITIES - 3.8%
2,575,000	g	Abu Dhabi National Energy Co PJSC	2.000	04/29/28	2,592,268
1,775,000	g	Access Bank plc	6.125	09/21/26	1,785,157
1,846,625	g	Adani Transmission Ltd	4.250	05/21/36	1,887,417
1,000,000		AEP Transmission Co LLC	3.100	12/01/26	1,077,567
1,000,000		AEP Transmission Co LLC	4.000	12/01/46	1,170,819
186

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,740,000		AEP Transmission Co LLC	3.750%	12/01/47	$1,951,201
3,175,000		AEP Transmission Co LLC	2.750	08/15/51	3,026,744
1,450,000	g	Aeropuerto Internacional de Tocumen S.A.	4.000	08/11/41	1,490,519
725,000		Alabama Power Co	4.150	08/15/44	849,808
3,000,000		Alabama Power Co	3.450	10/01/49	3,238,514
11,850,000		Alabama Power Co	3.125	07/15/51	12,146,342
4,600,000		Ameren Corp	3.650	02/15/26	4,989,123
1,800,000		Ameren Corp	3.500	01/15/31	1,957,302
1,650,000		American Water Capital Corp	3.000	12/01/26	1,783,119
3,075,000		American Water Capital Corp	2.800	05/01/30	3,225,378
10,000,000		American Water Capital Corp	2.300	06/01/31	10,102,463
1,400,000		American Water Capital Corp	4.000	12/01/46	1,631,444
1,425,000		American Water Capital Corp	3.750	09/01/47	1,597,574
675,000		American Water Capital Corp	3.450	05/01/50	718,065
760,000		American Water Capital Corp	3.250	06/01/51	786,294
5,275,000		Atmos Energy Corp	1.500	01/15/31	4,962,377
375,000		Atmos Energy Corp	4.125	10/15/44	434,590
3,000,000		Avangrid, Inc	3.150	12/01/24	3,197,713
800,000	g	Azure Power Solar Energy Pvt Ltd	5.650	12/24/24	843,027
2,050,000		Baltimore Gas & Electric Co	3.750	08/15/47	2,318,543
5,975,000	g,h	Becle SAB de C.V.	2.500	10/14/31	5,913,816
4,950,000		Berkshire Hathaway Energy Co	3.250	04/15/28	5,399,222
7,137,000		Berkshire Hathaway Energy Co	1.650	05/15/31	6,835,480
1,075,000		Black Hills Corp	4.250	11/30/23	1,148,508
850,000		Black Hills Corp	3.150	01/15/27	905,397
760,000		Black Hills Corp	3.875	10/15/49	814,767
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	900,236
1,125,000		CMS Energy Corp	3.600	11/15/25	1,215,723
3,000,000	e,g	Comision Federal de Electricidad	3.348	02/09/31	2,943,780
395,000		Commonwealth Edison Co	5.900	03/15/36	551,856
9,470,000		Commonwealth Edison Co	3.000	03/01/50	9,503,496
2,750,000		Commonwealth Edison Co	2.750	09/01/51	2,632,653
1,235,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	1,385,212
2,775,000		Consumers Energy Co	2.650	08/15/52	2,625,355
2,250,000		Dominion Energy, Inc	2.250	08/15/31	2,242,913
6,300,000		Dominion Energy, Inc	3.300	04/15/41	6,537,611
7,575,000		DTE Electric Co	2.250	03/01/30	7,688,040
3,530,000		Duke Energy Carolinas LLC	2.550	04/15/31	3,656,189
7,575,000		Duke Energy Corp	2.650	09/01/26	7,990,907
14,570,000		Duke Energy Corp	3.300	06/15/41	14,800,599
3,125,000		Duke Energy Corp	3.750	09/01/46	3,336,952
695,511		Duke Energy Florida Project Finance LLC	1.731	09/01/22	700,151
650,000		Duke Energy Ohio, Inc	3.800	09/01/23	685,176
4,150,000		Duke Energy Progress LLC	2.500	08/15/50	3,762,817
2,100,000		Eastern Energy Gas Holdings LLC	2.500	11/15/24	2,199,127
6,000,000		Edison International	5.375	N/A‡	6,204,300
2,390,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	2,379,842
2,500,000		Enel Chile S.A.	4.875	06/12/28	2,862,500
4,900,000	g	EnfraGen Energia Sur S.A.	5.375	12/30/30	4,808,174
3,500,000	g	ENN Energy Holdings Ltd	2.625	09/17/30	3,471,779
1,595,000		Entergy Arkansas LLC	2.650	06/15/51	1,487,268
4,994,000		Entergy Corp	4.000	07/15/22	5,103,042
3,700,000		Entergy Corp	0.900	09/15/25	3,638,224
187

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$2,600,000	g	Equate Petrochemical BV	2.625%	04/28/28	$2,616,388
	900,000	g	Eskom Holdings SOC Ltd	8.450	08/10/28	994,533
	1,000,000		Eversource Energy	0.800	08/15/25	984,635
	3,975,000		Eversource Energy	1.650	08/15/30	3,775,220
	3,000,000		Eversource Energy	3.450	01/15/50	3,142,847
	1,225,000		Exelon Corp	4.050	04/15/30	1,388,327
	2,975,000		Exelon Generation Co LLC	3.400	03/15/22	3,007,632
	2,700,000		Florida Power & Light Co	3.990	03/01/49	3,235,182
UGX	8,000,000,000	†,g	ICBC Standard Bank plc	14.250	06/26/34	2,202,172
	$1,150,000		Indiana Michigan Power Co	3.750	07/01/47	1,281,097
	3,175,000		Indiana Michigan Power Co	3.250	05/01/51	3,274,917
	2,000,000	g	Inkia Energy Ltd	5.875	11/09/27	2,081,800
	8,000,000	g	Israel Electric Corp Ltd	4.250	08/14/28	8,960,859
	2,000,000	g	Kallpa Generacion SA	4.125	08/16/27	2,085,480
	2,200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	2,325,961
	2,600,000	g	Korea Southern Power Co Ltd	0.750	01/27/26	2,533,336
	2,625,000		Life Storage LP	2.400	10/15/31	2,599,538
	7,275,000		MidAmerican Energy Co	3.650	04/15/29	8,140,578
	2,175,000		MidAmerican Energy Co	3.650	08/01/48	2,440,337
	9,875,000	g	NBK SPC Ltd	1.625	09/15/27	9,751,563
	3,000,000	g	NBK Tier Financing Ltd	3.625	N/A‡	2,988,714
	1,650,000		Nevada Power Co	2.400	05/01/30	1,673,099
	300,000	e	NextEra Energy Capital Holdings, Inc	3.250	04/01/26	322,510
	5,750,000		NextEra Energy Capital Holdings, Inc	2.250	06/01/30	5,782,802
	19,450,000		NiSource, Inc	1.700	02/15/31	18,321,692
	4,150,000	g	NRG Energy, Inc	2.450	12/02/27	4,211,297
	1,250,000		NRG Energy, Inc	5.750	01/15/28	1,329,688
	2,000,000		NSTAR Electric Co	3.200	05/15/27	2,175,836
	850,000		NSTAR Electric Co	3.950	04/01/30	970,637
	2,175,000		Ohio Power Co	4.150	04/01/48	2,586,445
	2,175,000		Ohio Power Co	4.000	06/01/49	2,533,717
	150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	219,650
	700,000		ONE Gas, Inc	3.610	02/01/24	738,738
	2,940,000		PacifiCorp	2.700	09/15/30	3,060,076
	3,500,000		PacifiCorp	2.900	06/15/52	3,406,005
	350,000	g	Pattern Energy Operations LP	4.500	08/15/28	364,875
	1,375,000		PECO Energy Co	3.000	09/15/49	1,380,524
	1,000,000		PECO Energy Co	2.800	06/15/50	980,181
	1,400,000	g	Perusahaan Listrik Negara PT	3.875	07/17/29	1,482,180
	2,500,000	g	Perusahaan Listrik Negara PT	3.375	02/05/30	2,565,625
	911,000	g,o	Petra Diamonds US Treasury plc	10.500	03/08/26	933,775
	4,150,000	e,g	Phosagro OAO Via Phosagro Bond Funding DAC	2.600	09/16/28	4,145,761
	135,000		Potomac Electric Power Co	7.900	12/15/38	219,520
	2,050,000	g	Promigas S.A. ESP	3.750	10/16/29	2,060,045
	8,425,000		Public Service Co of Colorado	1.875	06/15/31	8,280,344
	5,440,000		Public Service Co of Colorado	3.200	03/01/50	5,765,218
	3,925,000		Public Service Electric & Gas Co	3.150	01/01/50	4,095,050
	3,000,000	g	Rumo Luxembourg Sarl	5.250	01/10/28	3,150,000
	5,200,000	g	Saka Energi Indonesia PT	4.450	05/05/24	4,997,954
	4,000,000		Sempra Energy	4.875	N/A‡	4,340,000
	1,750,000		Southern Co	4.400	07/01/46	2,057,563
	15,000,000		Southern Co	4.000	01/15/51	15,856,050
	2,075,000		Southern Co Gas Capital Corp	3.875	11/15/25	2,273,620
188

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

	$1,250,000		Southern Co Gas Capital Corp		4.400%	06/01/43	$1,463,723
	1,175,000		Southern Co Gas Capital Corp		3.950	10/01/46	1,302,637
	4,900,000		Southwestern Public Service Co		3.400	08/15/46	5,205,798
	400,000		TC PipeLines LP		3.900	05/25/27	443,770
	1,700,000	g	Tengizchevroil Finance Co International Ltd		2.625	08/15/25	1,733,487
	4,000,000	g	TerraForm Power Operating LLC		4.750	01/15/30	4,185,000
	1,676,148	g	UEP Penonome II S.A.		6.500	10/01/38	1,747,401
	845,000	e	Virginia Electric & Power Co		2.950	01/15/22	846,037
	1,025,000		Virginia Electric & Power Co		2.950	11/15/26	1,100,115
	1,050,000		Virginia Electric & Power Co		3.500	03/15/27	1,158,859
	6,000,000		Virginia Electric & Power Co		3.800	04/01/28	6,698,040
	1,000,000		Wisconsin Power & Light Co		4.100	10/15/44	1,142,479
	1,800,000		Xcel Energy, Inc		3.350	12/01/26	1,946,942
	470,000		Xcel Energy, Inc		4.800	09/15/41	577,769
			TOTAL UTILITIES				407,738,130

			TOTAL CORPORATE BONDS				4,796,236,843
			(Cost $4,685,244,786)

GOVERNMENT BONDS - 36.9%

AGENCY SECURITIES - 0.7%
	2,500,000		Amber Circle Funding Ltd		3.250	12/04/22	2,573,808
	3,239,000		Canal Barge Co, Inc		4.500	11/12/34	3,675,876
	24,750,000	i	Federal Farm Credit Bank (FFCB)	LIBOR 3 M - 0.150%	0.000	11/12/21	24,748,498
	23,350,000		FFCB		0.080	03/16/22	23,353,239
	5,500,000		Overseas Private Investment Corp (OPIC)		3.520	09/20/32	6,157,920
	11,000,000	g	Private Export Funding Corp (PEFCO)		3.266	11/08/21	11,036,484
	2,000,000	g	Reliance Industries Ltd		3.667	11/30/27	2,173,362
			TOTAL AGENCY SECURITIES				73,719,187

FOREIGN GOVERNMENT BONDS - 2.8%
	2,000,000	g	Abu Dhabi Government International Bond		3.125	05/03/26	2,162,704
	1,500,000	g	Abu Dhabi Government International Bond		2.500	09/30/29	1,566,708
	2,380,000	g	Abu Dhabi Government International Bond		3.125	09/30/49	2,387,235
	975,000	g	African Export-Import Bank		2.634	05/17/26	996,082
	3,325,000	g	Arab Petroleum Investments Corp		4.125	09/18/23	3,545,249
INR	140,000,000		Asian Development Bank		6.200	10/06/26	1,917,403
	$1,500,000	g	Bahrain Government International Bond		5.450	09/16/32	1,457,526
	4,465,000	g	Banque Ouest Africaine de Developpement		4.700	10/22/31	4,908,865
EUR	2,100,000	g	Banque Ouest Africaine de Developpement		2.750	01/22/33	2,598,227
	628,900	g	Barbados Government International Bond		6.500	10/01/29	632,044
	3,450,000	g	Bermuda Government International Bond		3.717	01/25/27	3,777,784
	750,000	g	Bermuda Government International Bond		4.750	02/15/29	869,850
	1,400,000	g	Bermuda Government International Bond		2.375	08/20/30	1,386,000
	3,000,000	g	BNG Bank NV		3.000	09/20/23	3,152,974
	1,452,500	g	Brazil Minas SPE via State of Minas Gerais		5.333	02/15/28	1,554,916
	735,000		Brazilian Government International Bond		4.625	01/13/28	772,632
	2,445,000		Brazilian Government International Bond		3.875	06/12/30	2,370,305
	725,000		Brazilian Government International Bond		5.625	02/21/47	726,232
	2,000,000		Brazilian Government International Bond		4.750	01/14/50	1,770,540
	5,950,000		Chile Government International Bond		2.550	01/27/32	5,895,438
	990,000		Chile Government International Bond		3.100	05/07/41	955,370
189

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

CNY $	16,600,000		China Government Bond	2.880%	11/05/23	$2,585,007
	5,000,000		China Government Bond	3.270	11/19/30	794,242
	3,300,000		China Government Bond	3.810	09/14/50	541,735
	$4,745,000		Colombia Government International Bond	3.000	01/30/30	4,484,215
	4,275,000		Colombia Government International Bond	3.250	04/22/32	3,986,523
	1,300,000		Colombia Government International Bond	5.000	06/15/45	1,267,032
COP	3,460,000,000		Colombian TES	6.000	04/28/28	854,669
	$4,900,000	g	Corp Financiera de Desarrollo S.A.	2.400	09/28/27	4,855,949
	3,460,000	g	Costa Rica Government International Bond	5.625	04/30/43	3,070,785
	1,750,000	g	Development Bank of Japan, Inc	0.500	03/04/24	1,743,764
DOP	90,000,000	g	Dominican Republic Government International Bond	9.750	06/05/26	1,927,893
	120,000,000	g	Dominican Republic Government International Bond	12.000	03/05/32	3,087,737
	$3,000,000	g	Dominican Republic Government International Bond	4.875	09/23/32	3,060,030
	3,000,000	g	Dominican Republic Government International Bond	6.500	02/15/48	3,205,530
	990,000	g	Dominican Republic International Bond	5.300	01/21/41	979,120
	143,196	g,j	Ecuador Government International Bond	0.000	07/31/30	76,432
	857,325	g	Ecuador Government International Bond (Step Bond)	5.000	07/31/30	720,162
	956,102	g	Ecuador Government International Bond (Step Bond)	1.000	07/31/35	629,842
	1,150,000	g	Egypt Government International Bond	7.600	03/01/29	1,194,107
EUR	3,000,000	g	Egypt Government International Bond	5.625	04/16/30	3,314,673
	$1,500,000	g	Egypt Government International Bond	7.053	01/15/32	1,454,677
	1,050,000	g	Egypt Government International Bond	8.500	01/31/47	1,015,707
	1,875,000	g	Egypt Government International Bond	8.875	05/29/50	1,857,881
	450,000	g	El Salvador Government International Bond	6.375	01/18/27	334,129
	1,200,000	g	El Salvador Government International Bond	7.625	02/01/41	843,012
	1,070,000	g	El Salvador Government International Bond	7.125	01/20/50	735,636
	395,000		European Investment Bank	4.875	02/15/36	542,401
	4,400,000	g	Export-Import Bank of India	3.875	02/01/28	4,694,540
	1,900,000	e,g	Export-Import Bank of India	2.250	01/13/31	1,764,454
	2,200,000		Export-Import Bank of Korea	0.750	09/21/25	2,169,518
	3,200,000		Export-Import Bank of Korea	1.250	09/21/30	3,043,821
	950,000	g	Ghana Government International Bond	8.125	03/26/32	900,115
	1,500,000	g	Ghana Government International Bond	8.627	06/16/49	1,346,490
	1,700,000	g	Guatemala Government Bond	3.700	10/07/33	1,659,693
	1,550,000	g	Guatemala Government International Bond	4.375	06/05/27	1,654,641
	245,000	g	Guatemala Government International Bond	6.125	06/01/50	281,752
EUR	1,750,000	g	Hellenic Republic Government International Bond	1.875	07/23/26	2,197,288
	$3,200,000	g	Honduras Government International Bond	6.250	01/19/27	3,464,032
	825,000	g	Honduras Government International Bond	5.625	06/24/30	858,008
	575,000	g	Hungary Government International Bond	2.125	09/22/31	566,512
	900,000	g	Hungary Government International Bond	3.125	09/21/51	886,012
IDR	28,000,000,000		Indonesia Treasury Bond	7.000	09/15/30	2,051,214
	25,500,000,000		Indonesia Treasury Bond	7.500	08/15/32	1,905,188
	$1,893,125	g	Iraq Government International Bond	5.800	01/15/28	1,824,972
	3,100,000		Israel Government International Bond	3.250	01/17/28	3,400,592
	675,000		Israel Government International Bond	4.125	01/17/48	810,844
EUR	125,000	g	Ivory Coast Government International Bond	4.875	01/30/32	140,859
190

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$770,000	g	Ivory Coast Government International Bond	6.125%	06/15/33	$814,251
	1,193,404	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,193,072
	710,000		Jamaica Government International Bond	6.750	04/28/28	825,304
	3,050,000		Jamaica Government International Bond	7.875	07/28/45	4,234,956
	1,500,000	g	Japan Finance Organization for Municipalities	3.000	03/12/24	1,583,683
	1,750,000	g	Jordan Government International Bond	4.950	07/07/25	1,824,557
	1,500,000	g	Jordan Government International Bond	5.750	01/31/27	1,603,357
	510,000	g	Jordan Government International Bond	5.850	07/07/30	529,120
	1,375,000	g	Kenya Government International Bond	7.000	05/22/27	1,486,847
	1,000,000	g	Kenya Government International Bond	8.000	05/22/32	1,106,318
	1,490,000	g	Kenya Government International Bond	6.300	01/23/34	1,473,331
	2,080,000	g	Kommunalbanken AS.	2.750	02/05/24	2,189,700
	2,000,000	g	Kommunalbanken AS.	1.125	06/14/30	1,921,970
	3,175,000	g	Korea Electric Power Corp	1.125	06/15/25	3,157,950
	1,700,000	g	Korea Housing Finance Corp	3.000	10/31/22	1,743,856
	3,000,000	e,g	Korea Hydro & Nuclear Power Co Ltd	1.250	04/27/26	2,975,081
MYR	7,600,000		Malaysia Government Bond	3.828	07/05/34	1,796,841
MXN	31,200,000		Mexican Bonos	8.500	05/31/29	1,616,689
	18,400,000		Mexican Bonos	7.750	05/29/31	913,898
	$2,200,000		Mexico Government International Bond	4.150	03/28/27	2,481,490
	3,450,000		Mexico Government International Bond	3.250	04/16/30	3,532,697
	3,424,000		Mexico Government International Bond	6.050	01/11/40	4,187,860
	4,000,000		Mexico Government International Bond	4.280	08/14/41	4,081,200
	2,025,000		Mexico Government International Bond	4.750	03/08/44	2,155,025
	500,000	g	Mongolia Government International Bond	5.125	04/07/26	524,857
	1,710,000	g	Mongolia Government International Bond	4.450	07/07/31	1,657,970
	1,760,000	g	Morocco Government International Bond	3.000	12/15/32	1,673,248
	2,825,000	g	Morocco Government International Bond	5.500	12/11/42	3,177,583
	525,000	g	Morocco Government International Bond	4.000	12/15/50	478,389
	2,500,000	g	Namibia Government International Bond	5.250	10/29/25	2,672,259
	2,000,000	g	Nederlandse Waterschapsbank NV	3.125	12/05/22	2,067,563
	1,425,000	g	Nigeria Government International Bond	6.500	11/28/27	1,478,384
	345,000	g	Nigeria Government International Bond	7.875	02/16/32	359,163
	400,000	g	Oman Government International Bond	6.750	10/28/27	444,944
	2,090,000	g	Oman Government International Bond	6.000	08/01/29	2,200,335
	1,500,000	g	Oman Government International Bond	6.250	01/25/31	1,605,631
	400,000	e,g	Oman Sovereign Sukuk Co	4.875	06/15/30	420,869
	970,000	g	Pakistan Government International Bond	6.875	12/05/27	975,497
	2,645,000		Panama Bonos del Tesoro	3.362	06/30/31	2,664,837
	3,000,000		Panama Government International Bond	4.300	04/29/53	3,173,490
	3,225,000		Panama Notas del Tesoro	3.750	04/17/26	3,460,425
	475,000	g	Paraguay Government International Bond	4.700	03/27/27	526,067
	1,275,000	g	Paraguay Government International Bond	5.400	03/30/50	1,463,075
	3,400,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	3,672,510
	4,650,000	g	Perusahaan Penerbit SBSN Indonesia III	4.400	03/01/28	5,290,352
	1,435,000	g	Perusahaan Penerbit SBSN Indonesia III	2.550	06/09/31	1,456,855
	79,483	g	Petroamazonas EP	4.625	12/06/21	79,006
	2,600,000		Philippine Government International Bond	3.750	01/14/29	2,894,333
	620,000		Province of Quebec Canada	7.500	09/15/29	884,103
	1,500,000	g	Provincia de Mendoza Argentina (Step Bond)	4.250	03/19/29	1,050,000
	450,000	g	Qatar Government International Bond	3.400	04/16/25	485,334
	2,200,000	g	Qatar Government International Bond	3.750	04/16/30	2,479,692
191

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

	$3,300,000	g	Qatar Government International Bond		4.400%	04/16/50	$4,026,641
	475,000	g	Republic of Azerbaijan Government International Bond		5.125	09/01/29	528,265
GHS	14,700,000		Republic of Ghana Government Bonds		16.500	02/06/23	2,454,983
	$5,000,000		Republic of Italy Government International Bond		4.000	10/17/49	5,519,042
	2,200,000	g	Republic of Paraguay		6.100	08/11/44	2,678,522
UZS	7,990,000,000	g	Republic of Uzbekistan Bond		14.500	11/25/23	739,815
	$2,150,000	g	Republic of Uzbekistan Bond		4.750	02/20/24	2,251,077
	675,000	g	Republic of Uzbekistan Bond		3.700	11/25/30	653,624
	410,000	g	Republic of Uzbekistan Government International Bond		5.375	02/20/29	446,854
UZS	7,600,000,000	g	Republic of Uzbekistan International Bond		14.000	07/19/24	725,028
	$2,000,000	g	Romanian Government International Bond		3.000	02/14/31	2,039,744
	1,425,000	g	Romanian Government International Bond		4.000	02/14/51	1,418,878
RUB	147,000,000		Russian Federal Bond-OFZ		6.000	10/06/27	1,907,200
	$1,600,000	g	Russian Foreign Bond - Eurobond		5.100	03/28/35	1,915,312
	3,825,000	g	Rwanda International Government Bond		5.500	08/09/31	3,981,966
	2,900,000	g	Saudi Government International Bond		4.500	04/17/30	3,398,528
	2,810,000	g	Saudi Government International Bond		3.750	01/21/55	2,930,577
	1,225,000	g	Serbia International Bond		2.125	12/01/30	1,146,975
RSD	290,000,000		Serbia Treasury Bonds		5.875	02/08/28	3,351,470
	$2,000,000		South Africa Government International Bond		5.875	09/16/25	2,240,000
ZAR	22,300,000		South Africa Government International Bond		7.000	02/28/31	1,244,846
	23,400,000		South Africa Government International Bond		8.750	01/31/44	1,280,863
	$2,895,000		South Africa Government International Bond		5.375	07/24/44	2,725,810
	2,900,000	g	Southern Gas Corridor CJSC		6.875	03/24/26	3,412,836
	2,050,000		State of Israel		3.375	01/15/50	2,171,409
	1,110,000		State of Israel		3.800	05/13/60	1,232,970
THB	49,000,000		Thailand Government International Bond		3.300	06/17/38	1,608,554
	$3,000,000	g	Turkiye Ihracat Kredi Bankasi AS.		5.750	07/06/26	2,937,899
	1,225,000	g	Ukraine Government International Bond		9.750	11/01/28	1,437,929
EUR	1,700,000	g	Ukraine Government International Bond		4.375	01/27/30	1,820,000
UYU	98,000,000	g	Uruguay Government International Bond		9.875	06/20/22	2,332,135
	$1,776,946		Uruguay Government International Bond		4.375	01/23/31	2,054,558
	575,000		Uruguay Government International Bond		4.125	11/20/45	670,352
	925,000		Uruguay Government International Bond		5.100	06/18/50	1,175,703
	1,200,000	g	Zambia Government International Bond		8.500	04/14/24	936,420
			TOTAL FOREIGN GOVERNMENT BONDS				300,330,128

MORTGAGE BACKED - 23.8%
	2		Federal Home Loan Mortgage Corp (FHLMC)		7.500	11/15/21	2
	72		FHLMC		6.000	05/15/22	73
	9,825,000		FHLMC		3.000	10/15/33	10,523,500
	2,138,161		FHLMC		3.500	08/15/43	2,187,657
	10,050,348		FHLMC		3.500	03/15/44	10,644,085
	2,938,134	i	FHLMC	LIBOR 1 M + 5.920%	5.836	03/15/44	520,913
	9,499,414		FHLMC		4.000	10/01/47	10,506,117
	4,508,470	i	FHLMC	LIBOR 1 M + 9.920%	9.786	06/15/48	5,208,770
	21,671		FHLMC		4.000	07/01/48	23,856
	4,888,157	i	FHLMC	LIBOR 1 M + 9.840%	9.706	10/15/48	5,829,883
	27,313,888		FHLMC		4.000	09/01/49	29,938,601
	13,478,879		FHLMC		2.000	09/25/50	1,578,258
	19,174,445		FHLMC		2.500	11/25/50	3,183,725
192

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$25,226,622		FHLMC		2.500%	02/25/51	$4,352,584
7,128,432	h	FHLMC		3.000	09/01/51	7,707,430
394		Federal Home Loan Mortgage Corp Gold (FGLMC)		8.000	01/01/31	401
7,367		FGLMC		8.000	09/01/31	8,271
68,300		FGLMC		7.000	12/01/31	77,379
47,868		FGLMC		4.500	07/01/33	53,260
343,897		FGLMC		7.000	12/01/33	394,214
106,352		FGLMC		4.500	04/01/35	118,290
98,332		FGLMC		7.000	05/01/35	111,308
1,930,339		FGLMC		5.000	06/01/36	2,200,731
74,705		FGLMC		5.000	07/01/39	85,478
1,686,857		FGLMC		5.000	08/01/44	1,927,428
105,438		FGLMC		4.500	11/01/44	117,529
163,824		FGLMC		4.500	11/01/44	182,828
84,029		FGLMC		4.500	12/01/44	92,318
104,178		FGLMC		4.500	12/01/44	115,437
678,406		FGLMC		3.500	04/01/45	742,357
14,794,236		FGLMC		3.500	08/01/45	16,259,184
16,253,375		FGLMC		3.500	10/01/45	17,745,862
3,366,831		FGLMC		4.000	12/01/45	3,736,037
19,583,275		FGLMC		3.500	08/01/46	21,380,422
5,619,562		FGLMC		4.500	06/01/47	6,291,158
4,590,874		FGLMC		4.000	09/01/47	5,077,545
4,961,782		FGLMC		3.500	12/01/47	5,376,435
2,460,293		FGLMC		4.000	07/01/48	2,709,147
12,646,626		FGLMC		4.500	08/01/48	14,124,919
99		Federal National Mortgage Association (FNMA)		8.000	07/01/24	106
125		FNMA		7.500	01/01/29	137
851		FNMA		7.500	03/01/31	1,000
1,165,447		FNMA		3.500	05/01/32	1,251,722
3,267,771		FNMA		3.000	10/01/32	3,452,677
99,000,000	h	FNMA		2.500	10/25/32	103,134,023
745,498		FNMA		3.500	11/01/32	805,435
710,827		FNMA		5.000	05/01/35	809,391
557,506		FNMA		5.000	10/01/35	635,755
136,100,000	h	FNMA		2.000	10/25/35	140,167,050
287,614		FNMA		5.000	02/01/36	328,161
13,900,000	h	FNMA		1.500	10/25/36	14,037,371
355,599		FNMA		5.500	11/01/38	415,114
249,536		FNMA		5.500	03/01/39	288,871
4,521,995		FNMA		3.000	10/01/39	4,731,353
2,080,119		FNMA		3.000	05/01/40	2,186,842
483,356		FNMA		5.000	09/01/40	546,490
247,380		FNMA		4.000	02/01/41	272,775
495,899		FNMA		5.000	05/01/41	566,529
7,587,500		FNMA		4.000	09/01/42	8,285,065
820,865		FNMA		3.500	04/01/43	896,142
2,906,964		FNMA		3.000	04/25/43	2,997,136
734,156		FNMA		3.500	09/01/43	802,610
3,573,153	i	FNMA	LIBOR 1 M + 5.950%	5.864	09/25/43	664,028
2,291,919		FNMA		4.000	01/01/44	2,536,703
193

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,146,954	FNMA	4.500%	03/01/44	$2,415,791
512,218	FNMA	4.500	06/01/44	565,710
3,043,635	FNMA	4.500	06/01/44	3,391,582
552,582	FNMA	3.500	07/01/44	597,938
1,839,050	FNMA	4.500	08/01/44	2,049,293
2,455,448	FNMA	4.500	10/01/44	2,736,165
1,829,025	FNMA	4.500	11/01/44	2,026,050
1,644,855	FNMA	5.000	11/01/44	1,871,112
479,075	FNMA	4.500	12/01/44	533,845
1,649,930	FNMA	4.000	01/01/45	1,801,656
5,072,812	FNMA	3.000	02/25/45	5,257,782
874,012	FNMA	3.000	02/25/45	894,217
137,305	FNMA	3.500	03/01/45	148,385
153,251	FNMA	3.500	03/01/45	167,424
1,365,705	FNMA	3.000	03/25/45	1,406,821
2,695,248	FNMA	3.500	04/25/45	2,784,729
1,813,131	FNMA	3.500	05/01/45	1,991,968
2,770,294	FNMA	4.000	06/01/45	3,049,376
3,772,562	FNMA	4.000	12/01/45	4,173,036
5,947,824	FNMA	3.000	12/25/45	6,104,486
3,673,431	FNMA	3.500	01/01/46	4,009,371
3,234,864	FNMA	4.000	01/01/46	3,580,515
2,795,792	FNMA	4.000	03/01/46	3,089,058
1,674,538	FNMA	4.000	04/01/46	1,843,354
2,875,820	FNMA	3.500	06/01/46	3,138,826
5,526,210	FNMA	3.500	07/01/46	6,031,604
12,512,411	FNMA	3.500	07/01/46	13,649,215
2,234,460	FNMA	3.000	10/01/46	2,308,726
1,722,880	FNMA	3.500	10/01/46	1,875,075
11,196,727	FNMA	3.000	11/01/46	11,835,427
2,007,143	FNMA	3.000	04/25/47	2,126,582
2,946,645	FNMA	4.500	05/01/47	3,288,280
1,299,366	FNMA	3.500	09/01/47	1,396,822
8,135,003	FNMA	4.000	09/01/47	8,788,660
14,939,332	FNMA	4.000	09/01/47	16,106,181
1,003,004	FNMA	3.000	11/01/47	1,033,301
1,554,814	FNMA	3.000	11/01/47	1,602,852
6,195,606	FNMA	3.500	11/01/47	6,758,599
16,713,127	FNMA	4.000	12/01/47	18,461,347
426,556	FNMA	4.000	12/01/47	460,142
8,633,523	FNMA	3.500	01/01/48	9,391,848
2,855,756	FNMA	3.500	01/01/48	3,117,428
3,489,611	FNMA	4.500	01/01/48	3,885,428
1,429,225	FNMA	4.500	02/01/48	1,591,017
17,442,625	FNMA	3.000	02/25/48	18,382,718
16,210,103	FNMA	3.500	03/01/48	17,241,423
2,610,614	FNMA	4.000	03/01/48	2,856,479
5,776,290	FNMA	4.500	03/01/48	6,402,422
2,354,531	FNMA	4.500	05/01/48	2,609,773
1,727,155	FNMA	4.500	05/01/48	1,907,477
3,967,748	FNMA	4.000	06/01/48	4,253,893
2,661,246	FNMA	5.000	08/01/48	2,964,050
36,454	FNMA	3.000	05/01/49	37,386
502,033	FNMA	3.000	06/01/49	514,980
194

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$5,563,490	h	FNMA	4.500%	06/01/49	$6,119,711
3,087,914		FNMA	3.000	08/01/49	3,321,541
10,722,756		FNMA	3.000	01/25/50	11,215,400
22,307,402		FNMA	3.000	07/01/50	23,897,118
8,314,054		FNMA	2.000	08/25/50	977,413
57,590,000	h	FNMA	3.000	10/25/50	60,260,286
23,299,570		FNMA	2.500	11/25/50	3,285,740
7,949,856		FNMA	3.000	02/25/51	1,179,922
7,895,611	h	FNMA	3.500	08/01/51	8,516,778
216,570,000	h	FNMA	2.000	10/25/51	217,153,725
125,826,000	h	FNMA	2.500	10/25/51	129,733,487
219,920,000	h	FNMA	2.000	11/25/51	220,117,585
306,510,000	h	FNMA	2.500	11/25/51	315,429,919
231,085,000	h	FNMA	3.000	11/25/51	241,498,356
26,096,350	g,i	Flagstar Mortgage Trust	3.000	10/25/51	26,883,805
32,250		Government National Mortgage Association (GNMA)	6.500	11/20/38	38,607
11,180		GNMA	4.500	02/20/39	12,935
282,913		GNMA	5.000	06/15/39	329,604
15,173		GNMA	4.500	08/20/41	17,194
33,679		GNMA	4.500	09/20/41	38,184
9,915		GNMA	4.500	01/20/44	11,473
6,651		GNMA	4.500	02/20/44	7,620
21,118		GNMA	4.500	05/20/44	24,441
66,215		GNMA	4.500	05/20/44	73,748
103,686		GNMA	4.500	08/20/44	115,142
88,190		GNMA	4.500	09/20/44	101,228
51,881		GNMA	4.500	10/20/44	58,077
26,748		GNMA	4.500	11/20/44	28,815
72,653		GNMA	4.500	12/20/44	83,441
80,192		GNMA	4.500	02/20/45	90,126
173,652		GNMA	4.500	08/20/45	201,024
139,575		GNMA	4.500	08/20/45	161,574
102,705		GNMA	4.500	12/20/45	117,733
2,687,513		GNMA	4.000	06/20/46	328,342
75,270,000	h	GNMA	3.000	10/20/46	78,639,509
62,200,000	h	GNMA	3.000	11/20/47	64,875,086
6,381,529		GNMA	3.500	01/20/49	6,919,375
52,850,000	h	GNMA	2.000	10/20/51	53,611,784
249,550,000	h	GNMA	2.500	10/20/51	257,611,635
56,320,000	h	GNMA	2.000	11/20/51	57,024,001
10,172,842	g,i	JP Morgan Mortgage Trust	2.500	01/25/52	10,192,710
9,299,455	g,i	Morgan Stanley Residential Mortgage Loan Trust	2.500	08/25/51	9,323,429
		TOTAL MORTGAGE BACKED			2,521,081,126

MUNICIPAL BONDS - 1.6%
5,440,000		Alabama Economic Settlement Authority	3.163	09/15/25	5,763,649
990,000		Chicago Housing Authority	3.682	01/01/25	1,068,720
380,000		City & County of San Francisco CA Community Facilities District	3.028	09/01/23	397,295
550,000		City & County of San Francisco CA Community Facilities District	4.038	09/01/34	613,685
195

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$4,945,000	City of New York NY	3.200%	12/01/26	$5,411,136
2,215,000	Commonwealth Financing Authority	3.864	06/01/38	2,516,767
815,000	County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	815,000
1,060,000	County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,060,000
1,500,000	County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,527,903
2,500,000	County of Miami-Dade FL Aviation Revenue	3.285	10/01/23	2,635,011
3,500,000	County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,670,378
2,250,000	County of Miami-Dade FL Aviation Revenue	3.405	10/01/24	2,419,284
3,500,000	County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	3,697,589
2,380,000	County of Miami-Dade FL Aviation Revenue	3.505	10/01/25	2,597,782
2,500,000	County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,652,805
2,000,000	County of Miami-Dade FL Aviation Revenue	3.049	10/01/26	2,155,371
3,750,000	County of Miami-Dade FL Aviation Revenue	3.612	10/01/26	4,142,681
470,000	County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	517,239
4,265,000	Denver City & County School District No. 1	3.598	12/15/27	4,755,736
1,000,000	Los Angeles County Redevelopment Agency	2.000	09/01/22	1,015,688
4,805,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	5,211,468
6,650,000	Michigan Finance Authority	2.988	09/01/49	6,981,231
3,400,000	New Jersey Economic Development Authority	7.425	02/15/29	4,356,099
4,075,000	New York State Dormitory Authority	4.294	07/01/44	4,642,260
810,000	Oklahoma City Economic Development Trust	3.440	09/01/24	874,215
2,000,000	Port of Seattle WA	3.471	05/01/31	2,175,317
1,625,000	Port of Seattle WA	3.571	05/01/32	1,767,856
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	1,024,903
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	1,037,698
1,250,000	Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,306,332
1,785,000	Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,872,278
1,600,000	Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,683,839
3,980,000	Rhode Island Convention Center Authority	3.195	05/15/26	4,301,449
875,000	San Francisco City & County Redevelopment Agency	3.113	08/01/22	893,555
6,365,000	San Jose Redevelopment Agency	3.375	08/01/34	6,940,725
660,000	Santa Ana Community Redevelopment Agency Successor Agency	3.567	09/01/23	699,502
13,060,000	State of California	4.600	04/01/38	15,136,961
21,060,000	State of Illinois	5.100	06/01/33	24,546,409
10,500,000	State of Michigan	1.779	11/01/21	10,513,052
9,900,000	State of Wisconsin	3.154	05/01/27	10,843,451
1,763,000	State Public School Building Authority	5.000	09/15/27	2,078,679
7,500,000	Texas A&M University	3.993	05/15/37	8,273,399
2,000,000	University of California	2.439	05/15/24	2,090,524
2,000,000	University of California	2.589	05/15/25	2,115,888
	TOTAL MUNICIPAL BONDS			170,800,809

U.S. TREASURY SECURITIES - 8.0%
1,900,000	United States Treasury Bond	4.750	02/15/37	2,681,449
10,875,000	United States Treasury Bond	3.500	02/15/39	13,558,066
16,015,000	United States Treasury Bond	3.875	08/15/40	20,999,669
196

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$12,000,000		United States Treasury Bond		3.125%	11/15/41	$14,291,250
1,380,000		United States Treasury Bond		2.500	05/15/46	1,493,257
10,450,000		United States Treasury Bond		3.000	05/15/47	12,396,721
1,255,000		United States Treasury Bond		2.750	08/15/47	1,424,474
42,835,000		United States Treasury Bond		2.750	11/15/47	48,667,923
55,445,000		United States Treasury Bond		3.000	02/15/48	65,927,570
510,000		United States Treasury Bond		3.125	05/15/48	620,527
45,841,000		United States Treasury Bond		3.375	11/15/48	58,397,136
19,913,952	k	United States Treasury Inflation Indexed Bonds		0.500	04/15/24	21,266,701
8,600,000		United States Treasury Note		0.125	08/31/22	8,602,016
4,800,000		United States Treasury Note		0.125	10/31/22	4,800,563
1,640,000		United States Treasury Note		0.125	12/31/22	1,639,487
1,000,000		United States Treasury Note		0.125	05/31/23	998,398
372,285,000		United States Treasury Note		0.250	03/15/24	370,990,729
49,725,000		United States Treasury Note		0.875	06/30/26	49,550,186
43,825,000		United States Treasury Note		1.000	07/31/28	42,975,891
2,068,000		United States Treasury Note		1.125	08/31/28	2,043,442
2,850,000		United States Treasury Note		1.875	02/15/41	2,787,656
13,532,000		United States Treasury Note		1.750	08/15/41	12,935,746
2,481,000		United States Treasury Note		1.250	05/15/50	2,029,671
64,940,000		United States Treasury Note		2.375	05/15/51	69,303,156
11,444,300		United States Treasury Note		2.000	08/15/51	11,242,237
		TOTAL U.S. TREASURY SECURITIES				841,623,921

		TOTAL GOVERNMENT BONDS				3,907,555,171
		(Cost $3,839,253,478)

STRUCTURED ASSETS - 13.3%

ASSET BACKED - 6.2%
950,000	g	Affirm Asset Securitization Trust		1.660	08/15/25	954,615
		Series - 2021 A (Class C)
7,500,000	g,i	AIMCO CLO Ltd	LIBOR 3 M + 1.380%	1.506	10/15/31	7,501,957
		Series - 2020 11A (Class A1)
10,000,000	g,i	AIMCO CLO Series	LIBOR 3 M + 1.050%	1.184	04/20/34	10,001,540
		Series - 2017 AA (Class AR)
10,000,000	g,i	AIMCO CLO Series	LIBOR 3 M + 1.500%	1.634	04/20/34	10,012,380
		Series - 2017 AA (Class BR)
2,000,000	g,i	Allegany Park CLO Ltd	LIBOR 3 M + 1.330%	1.464	01/20/33	2,001,918
		Series - 2019 1A (Class A)
293,321		American Airlines Pass Through Trust		3.575	01/15/28	299,183
		Series - 2016 1 (Class AA)
6,900,000		American Express Credit Account Master Trust		2.670	11/15/24	6,993,523
		Series - 2019 2 (Class A)
804,583	g	American Homes 4 Rent Trust		3.786	10/17/36	849,441
		Series - 2014 SFR2 (Class A)
3,250,000		AmeriCredit Automobile Receivables Trust		0.660	12/18/24	3,259,336
		Series - 2020 2 (Class A3)
1,000,000		AmeriCredit Automobile Receivables Trust		2.130	03/18/26	1,025,695
		Series - 2020 2 (Class D)
17,000,000		AmeriCredit Automobile Receivables Trust		1.210	12/18/26	16,920,440
		Series - 2021 1 (Class D)
1,233,816	g	AMSR Trust		1.819	04/17/37	1,245,089
		Series - 2020 SFR1 (Class A)
197

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$2,000,000	g	AMSR Trust		3.148%	01/19/39	$2,056,571
		Series - 2019 SFR1 (Class C)
1,865,000	g	AMSR Trust		3.247	01/19/39	1,929,603
		Series - 2019 SFR1 (Class D)
2,722,500	g	Applebee’s Funding LLC		4.194	06/07/49	2,770,225
		Series - 2019 1A (Class A2I)
55,677	†,g	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	1
		Series - 2005 WMC1 (Class N1)
4,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.450	03/20/23	4,031,638
		Series - 2019 1A (Class A)
6,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.070	09/20/23	6,124,355
		Series - 2017 1A (Class A)
8,500,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	8,774,951
		Series - 2017 2A (Class A)
1,181,200	g	Avis Budget Rental Car Funding AESOP LLC		2.020	02/20/27	1,210,501
		Series - 2020 2A (Class A)
6,800,000	g	Avis Budget Rental Car Funding AESOP LLC		1.630	08/20/27	6,776,609
		Series - 2021 1A (Class B)
3,100,000	g	Avis Budget Rental Car Funding AESOP LLC		2.130	08/20/27	3,088,655
		Series - 2021 1A (Class C)
2,000,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 0.975%	1.060	02/28/41	2,001,277
		Series - 2006 A (Class M3)
3,943,860	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 1.005%	1.091	04/25/36	3,942,236
		Series - 2006 SD1 (Class M1)
1,500,000	g,i	Bonanza RE Ltd	U.S. Treasury Bill 3 M + 4.750%	4.778	12/23/24	1,525,650
1,361,714	g	BRE Grand Islander Timeshare Issuer LLC		3.280	09/26/33	1,420,241
		Series - 2019 A (Class A)
12,318,202	g	Capital Automotive REIT		3.870	04/15/47	12,348,346
		Series - 2017 1A (Class A1)
5,465,979	g	Capital Automotive REIT		2.690	02/15/50	5,606,671
		Series - 2020 1A (Class A1)
4,058,831	g	Capital Automotive REIT		1.440	08/15/51	4,057,045
		Series - 2021 1A (Class A1)
8,400,000	g	Capital Automotive REIT		1.920	08/15/51	8,397,910
		Series - 2021 1A (Class A3)
1,075,000		CarMax Auto Owner Trust		1.280	07/15/27	1,070,602
		Series - 2021 1 (Class D)
5,855,750	g	Cars Net Lease Mortgage Notes Series		2.010	12/15/50	5,805,959
		Series - 2020 1A (Class A1)
9,962,500	g	Cars Net Lease Mortgage Notes Series		3.100	12/15/50	10,215,813
		Series - 2020 1A (Class A3)
2,500,000		Carvana Auto Receivables Trust		1.270	03/10/28	2,500,946
		Series - 2021 N2 (Class D)
4,150,000	g,i	Cayuga Park CLO Ltd	LIBOR 3 M + 1.650%	1.000	07/17/34	4,152,951
		Series - 2020 1A (Class B1R)
409,295	i	C-BASS Trust	LIBOR 1 M + 0.160%	0.246	07/25/36	400,898
		Series - 2006 CB6 (Class A1)
8,817,685	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	0.520	04/07/52	22,044
		Series - 2007 1A (Class A2)
9,250,681	g	CF Hippolyta LLC		1.690	07/15/60	9,376,024
		Series - 2020 1 (Class A1)
198

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$2,813,211	g	CF Hippolyta LLC		1.990%	07/15/60	$2,814,075
		Series - 2020 1 (Class A2)
1,897,576	g	CF Hippolyta LLC		2.280	07/15/60	1,925,282
		Series - 2020 1 (Class B1)
7,105,000		Chase Issuance Trust		1.530	01/15/25	7,223,460
		Series - 2020 A1 (Class A1)
1,500,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 1.220%	1.354	07/20/30	1,500,313
		Series - 2017 3A (Class A1)
5,000,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 1.650%	1.784	08/24/32	5,000,000
		Series - 2020 2A (Class A1)
5,855,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 1.600%	0.000	10/20/34	5,855,591
		Series - 2020 2A (Class BR)
2,175,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 2.050%	0.000	10/20/34	2,175,220
		Series - 2020 2A (Class CR)
5,625,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 1.650%	1.760	07/15/36	5,627,998
		Series - 2020 1A (Class BR)
2,000,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 2.000%	2.110	07/15/36	2,001,416
		Series - 2020 1A (Class CR)
25,252		CIT Group Home Equity Loan Trust (Step Bond)		6.200	02/25/30	25,806
		Series - 2002 1 (Class AF6)
1,058,693	g	Corevest American Finance Trust		1.832	03/15/50	1,075,325
		Series - 2020 1 (Class A1)
1,607,200	g	DB Master Finance LLC		3.787	05/20/49	1,614,122
		Series - 2019 1A (Class A2I)
1,102,500	g	DB Master Finance LLC		4.352	05/20/49	1,197,659
		Series - 2019 1A (Class A23)
1,733,062	g	Diamond Resorts Owner Trust		2.890	02/20/32	1,777,557
		Series - 2019 1A (Class A)
4,818,691	g	Diamond Resorts Owner Trust		2.050	11/21/33	4,852,389
		Series - 2021 1A (Class B)
3,300,000	i	Discover Card Execution Note Trust	LIBOR 1 M + 0.360%	0.444	10/15/22	3,311,457
		Series - 2017 A7 (Class A7)
2,571,750	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	2,665,112
		Series - 2015 1A (Class A2II)
2,334,000	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	2,416,554
		Series - 2018 1A (Class A2I)
13,915,125	g	Domino’s Pizza Master Issuer LLC		2.662	04/25/51	14,310,537
		Series - 2021 1A (Class A2I)
3,800,000	g,i	Dryden 49 Senior Loan Fund	LIBOR 3 M + 1.600%	1.734	07/18/30	3,800,179
		Series - 2017 49A (Class BR)
11,800,000	g	DT Auto Owner Trust		1.160	11/16/26	11,760,671
		Series - 2021 1A (Class D)
2,495,037	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	1.184	05/25/37	2,498,598
		Series - 2007 2 (Class A2C)
25,427,956	g	FNA VI LLC		1.350	01/10/32	25,400,868
		Series - 2021 1A (Class A)
1,985,000	g	Hardee’s Funding LLC		3.981	12/20/50	2,103,812
		Series - 2020 1A (Class A2)
994,133	g	HERO Funding Trust		3.190	09/20/48	1,032,590
		Series - 2017 3A (Class A1)
363,658	g	HERO Funding Trust		3.280	09/20/48	378,298
		Series - 2017 2A (Class A1)
199

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,292,373	g	HERO Funding Trust		3.950%	09/20/48	$1,364,196
		Series - 2017 3A (Class A2)
727,316	g	HERO Funding Trust		4.070	09/20/48	765,566
		Series - 2017 2A (Class A2)
11,850,000	g	Hertz Vehicle Financing LLC		1.560	12/26/25	11,898,641
		Series - 2021 1A (Class B)
893,132	g	Hilton Grand Vacations Trust		2.660	12/26/28	912,453
		Series - 2017 AA (Class A)
669,849	g	Hilton Grand Vacations Trust		2.960	12/26/28	682,267
		Series - 2017 AA (Class B)
1,388,634	g	Hilton Grand Vacations Trust		2.340	07/25/33	1,425,073
		Series - 2019 AA (Class A)
112,404	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986	06/25/33	113,460
		Series - 2003 1 (Class M1)
3,954,867	g	Horizon Aircraft Finance II Ltd		3.721	07/15/39	3,965,112
		Series - 2019 1 (Class A)
4,380,550	g	Horizon Aircraft Finance III Ltd		3.425	11/15/39	4,369,693
		Series - 2019 2 (Class A)
799,963	g,i	Invitation Homes Trust	LIBOR 1 M + 1.250%	1.334	01/17/38	801,188
		Series - 2018 SFR4 (Class B)
1,321,207	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.320%	0.406	03/25/37	1,314,214
		Series - 2007 CH3 (Class A1B)
3,671,421	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	0.246	06/25/37	3,630,676
		Series - 2007 CH5 (Class A1)
5,250,000	g,i	La Vie Re Ltd	LIBOR 3 M + 2.850%	2.866	10/06/23	5,252,100
7,250,000	g,i	Madison Park Funding X Ltd	LIBOR 3 M + 1.600%	1.734	01/20/29	7,250,218
		Series - 2012 10A (Class BR3)
530,000	g,i	Magnetite XVIII Ltd	LIBOR 3 M + 1.500%	1.625	11/15/28	530,627
		Series - 2016 18A (Class BR)
4,904,000	g	MAPS Trust		2.521	06/15/46	4,929,777
		Series - 2021 1A (Class A)
4,600,199	g	MVW LLC		1.440	01/22/41	4,595,781
		Series - 2021 1WA (Class B)
2,898,126	g	MVW LLC		1.940	01/22/41	2,908,283
		Series - 2021 1WA (Class C)
2,378,055	g	MVW Owner Trust		3.000	11/20/36	2,417,746
		Series - 2019 1A (Class B)
3,193,302	g	Navient Private Education Refi Loan Trust		1.310	01/15/69	3,214,727
		Series - 2020 HA (Class A)
2,000,000	g	Navient Private Education Refi Loan Trust		2.780	01/15/69	2,055,212
		Series - 2020 HA (Class B)
1,791,961	g	Navient Student Loan Trust		3.390	12/15/59	1,866,398
		Series - 2019 BA (Class A2A)
16,000,000	g,i	Neuberger Berman Loan Advisers CLO 31 Ltd	LIBOR 3 M + 1.550%	1.684	04/20/31	16,008,864
		Series - 2019 31A (Class BR)
6,750,000	g,i	Neuberger Berman Loan Advisers Clo 40 Ltd	LIBOR 3 M + 1.400%	1.526	04/16/33	6,755,204
		Series - 2021 40A (Class B)
5,649,820	g	Oak Street Investment Grade Net Lease Fund Series		1.480	01/20/51	5,639,092
		Series - 2021 1A (Class A1)
9,500,000	g,i	OHA Credit Funding 7 Ltd	LIBOR 3 M + 1.250%	1.384	10/19/32	9,500,779
		Series - 2020 7A (Class A)
9,255,000	g	OneMain Financial Issuance Trust		3.840	05/14/32	9,565,925
		Series - 2020 1A (Class A)
200

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$10,000,000	g	OneMain Financial Issuance Trust		1.750%	09/14/35	$10,131,517
		Series - 2020 2A (Class A)
7,250,000	g	Oportun Funding XIV LLC		1.210	03/08/28	7,269,363
		Series - 2021 A (Class A)
3,515,000	g	Oportun Issuance Trust		1.960	05/08/31	3,524,365
		Series - 2021 B (Class B)
759,860	g	Orange Lake Timeshare Trust		3.100	11/08/30	780,024
		Series - 2018 A (Class A)
3,500,000	g	PFS Financing Corp		0.930	08/15/24	3,518,913
		Series - 2020 F (Class A)
5,300,000	g	PFS Financing Corp		1.270	06/15/25	5,364,866
		Series - 2020 A (Class A)
2,500,000	g	PFS Financing Corp		1.000	10/15/25	2,519,833
		Series - 2020 E (Class A)
3,688,000	g	PFS Financing Corp		0.970	02/15/26	3,709,513
		Series - 2020 G (Class A)
3,000,000	g	PFS Financing Corp		0.710	04/15/26	2,993,561
		Series - 2021 A (Class A)
6,750,000	g	PFS Financing Corp		0.960	04/15/26	6,744,394
		Series - 2021 A (Class B)
200,000	g	Progress Residential Trust		2.937	10/17/36	202,844
		Series - 2019 SFR4 (Class B)
5,180,000	g	Progress Residential Trust		2.082	10/17/38	5,137,114
		Series - 2021 SFR8 (Class D)
517,257	i	RASC Trust	LIBOR 1 M + 0.590%	3.080	08/25/35	517,483
		Series - 2005 KS8 (Class M4)
4,521,679	g	Renew		3.950	09/20/53	4,779,379
		Series - 2018 1 (Class A)
6,600,000		Santander Drive Auto Receivables Trust		2.220	09/15/26	6,727,771
		Series - 2020 2 (Class D)
4,975,000	g	ServiceMaster Funding LLC		2.841	10/30/51	5,063,346
		Series - 2020 1 (Class A2I)
11,809,650	g	SERVPRO Master Issuer LLC		3.882	10/25/49	12,317,016
		Series - 2019 1A (Class A2)
9,975,000	g	SERVPRO Master Issuer LLC		2.394	04/25/51	10,020,057
		Series - 2021 1A (Class A2)
3,772,518	†,g	Settlement Fee Finance LLC		3.840	11/01/49	3,740,527
		Series - 2019 1A (Class A)
657,282	g	Sierra Timeshare Receivables Funding LLC		2.430	10/20/33	657,779
		Series - 2016 3A (Class A)
404,481	g	Sierra Timeshare Receivables Funding LLC		2.630	10/20/33	404,707
		Series - 2016 3A (Class B)
2,045,531	g	Sierra Timeshare Receivables Funding LLC		2.910	03/20/34	2,059,271
		Series - 2017 1A (Class A)
138,774	g	Sierra Timeshare Receivables Funding LLC		3.200	03/20/34	139,455
		Series - 2017 1A (Class B)
1,648,941	g	Sierra Timeshare Receivables Funding LLC		3.650	06/20/35	1,693,132
		Series - 2018 2A (Class B)
1,433,850	g	Sierra Timeshare Receivables Funding LLC		3.200	01/20/36	1,479,222
		Series - 2019 1A (Class A)
3,270,161	g	Sierra Timeshare Receivables Funding LLC		0.990	11/20/37	3,273,196
		Series - 2021 1A (Class A)
3,545,737	g	Sierra Timeshare Receivables Funding LLC		1.340	11/20/37	3,542,334
		Series - 2021 1A (Class B)
201

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,965,771	g	Sierra Timeshare Receivables Funding LLC		1.790%	11/20/37	$1,968,597
		Series - 2021 1A (Class C)
3,882,012	g	SMB Private Education Loan Trust		2.430	02/17/32	3,969,977
		Series - 2016 B (Class A2A)
2,566,696	g	SMB Private Education Loan Trust		2.880	09/15/34	2,635,161
		Series - 2017 A (Class A2A)
2,088,714	g	SMB Private Education Loan Trust		2.820	10/15/35	2,155,933
		Series - 2017 B (Class A2A)
1,052,679	g	SoFi Professional Loan Program LLC		2.340	04/25/33	1,069,960
		Series - 2016 D (Class A2B)
751,370	g	SoFi Professional Loan Program LLC		2.490	01/25/36	756,804
		Series - 2016 E (Class A2B)
771,016	g	SoFi Professional Loan Program LLC		2.760	12/26/36	776,264
		Series - 2016 A (Class A2)
815,536	g	SoFi Professional Loan Program LLC		2.400	03/26/40	824,161
		Series - 2017 A (Class A2B)
1,278,821	g	SoFi Professional Loan Program LLC		2.740	05/25/40	1,296,294
		Series - 2017 B (Class A2FX)
599,669	g	SoFi Professional Loan Program LLC		2.630	07/25/40	607,639
		Series - 2017 C (Class A2B)
1,394,870	g	SoFi Professional Loan Program LLC		2.720	11/26/40	1,415,520
		Series - 2017 E (Class A2B)
2,905,730	g	SoFi Professional Loan Program LLC		2.840	01/25/41	2,971,728
		Series - 2017 F (Class A2FX)
501,527	g	SoFi Professional Loan Program LLC		2.060	05/15/46	502,469
		Series - 2020 A (Class A1FX)
1,842,583	g	SoFi Professional Loan Program LLC		3.690	06/15/48	1,902,254
		Series - 2019 A (Class A2FX)
1,147,956	g	SolarCity LMC		4.800	11/20/38	1,198,200
		Series - 2013 1 (Class A)
1,526,640	g	SolarCity LMC		4.020	07/20/44	1,552,837
		Series - 2014 2 (Class A)
13,769,200	g	Sonic Capital LLC		3.845	01/20/50	14,487,043
		Series - 2020 1A (Class A2I)
6,988,375	g	SpringCastle America Funding LLC		1.970	09/25/37	7,046,272
		Series - 2020 AA (Class A)
5,500,000	g	Stack Infrastructure Issuer LLC		1.893	08/25/45	5,529,943
		Series - 2020 1A (Class A2)
188,614	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	0.986	09/25/34	188,492
		Series - 2004 8 (Class M1)
839,003	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	1.086	09/25/34	845,399
		Series - 2004 8 (Class A9)
1,819,250	g	Taco Bell Funding LLC		4.970	05/25/46	1,948,333
		Series - 2016 1A (Class A23)
12,840,000	g	Taco Bell Funding LLC		1.946	08/25/51	12,829,741
		Series - 2021 1A (Class A2I)
9,840,000	g	Taco Bell Funding LLC		2.294	08/25/51	9,799,617
		Series - 2021 1A (Class A2II)
4,000,000	g	Tesla Auto Lease Trust		0.680	12/20/23	4,016,978
		Series - 2020 A (Class A3)
1,000,000	g	Tesla Auto Lease Trust		0.780	12/20/23	1,005,842
		Series - 2020 A (Class A4)
8,800,000		Toyota Auto Receivables Owner Trust		1.660	05/15/24	8,884,753
		Series - 2020 A (Class A3)
202

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$516,001	g	Tricon American Homes Trust		2.716%	09/17/34	$515,677
		Series - 2017 SFR1 (Class A)
2,200,000	g	Tricon American Homes Trust		4.011	09/17/34	2,198,629
		Series - 2017 SFR1 (Class E)
97,036	g	Tricon American Homes Trust		2.928	01/17/36	98,689
		Series - 2017 SFR2 (Class A)
5,500,000	g	Tricon American Homes Trust		3.275	01/17/36	5,586,349
		Series - 2017 SFR2 (Class B)
650,000	g	Tricon American Homes Trust		2.049	07/17/38	657,533
		Series - 2020 SFR1 (Class B)
2,898,359		United Airlines Pass Through Trust		5.875	10/15/27	3,243,387
4,250,000	g,i	Ursa Re II Ltd	U.S. Treasury Bill 3 M + 3.750%	3.778	12/07/23	4,403,425
12,200,000		Verizon Owner Trust		1.850	07/22/24	12,360,706
		Series - 2020 A (Class A1A)
7,200,634	g	Vine		2.790	11/15/50	7,233,529
		Series - 2020 1A (Class A)
10,134,600	g	Wendy’s Funding LLC		2.370	06/15/51	10,219,376
		Series - 2021 1A (Class A2I)
8,300,000		World Omni Auto Receivables Trust		1.700	01/17/23	8,388,396
		Series - 2020 A (Class A3)
		TOTAL ASSET BACKED				654,153,889

OTHER MORTGAGE BACKED - 7.1%
3,711,083	g,i	ACRE Commercial Mortgage Ltd	LIBOR 1 M + 0.830%	0.917	12/18/37	3,698,053
		Series - 2021 FL4 (Class A)
211,160	g,i	Agate Bay Mortgage Trust		3.500	11/25/44	212,737
		Series - 2014 3 (Class A13)
118,789	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	119,956
		Series - 2015 6 (Class A9)
223,536	i	Alternative Loan Trust	LIBOR 1 M + 0.750%	0.836	06/25/34	229,694
		Series - 2004 8CB (Class M1)
288,835	i	American Home Mortgage Investment Trust	LIBOR 6 M + 1.500%	1.654	10/25/34	293,717
		Series - 2004 3 (Class 4A)
481,743	i	Ameriquest Mortgage Securities	LIBOR 1 M + 1.020%	1.106	10/25/34	482,238
		Series - 2004 R9 (Class M3)
2,486,000		Banc of America Commercial Mortgage Trust		3.705	09/15/48	2,690,404
		Series - 2015 UBS7 (Class A4)
1,910,000	i	Banc of America Commercial Mortgage Trust		4.504	09/15/48	1,997,603
		Series - 2015 UBS7 (Class B)
6,000,000		Banc of America Commercial Mortgage Trust		3.366	02/15/50	6,368,553
		Series - 2017 BNK3 (Class ASB)
5,000,000		BANK		3.731	11/15/50	5,483,271
		Series - 2017 BNK8 (Class AS)
1,250,000	i	BANK		4.062	11/15/50	1,359,427
		Series - 2017 BNK8 (Class B)
1,000,000	i	BANK		4.206	11/15/50	1,062,512
		Series - 2017 BNK8 (Class C)
2,500,000		BANK		3.203	12/15/52	2,674,580
		Series - 2019 BN23 (Class AS)
1,637,000		BANK		3.455	12/15/52	1,761,717
		Series - 2019 BN23 (Class B)
203

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$7,500,000		BANK		3.289%	07/15/60	$7,964,623
		Series - 2017 BNK6 (Class ASB)
2,000,000	i	BANK		3.283	11/15/62	2,147,409
		Series - 2019 BN24 (Class AS)
1,250,000	g,i	BBCMS Mortgage Trust		4.409	08/05/38	1,108,122
		Series - 2018 CHRS (Class E)
2,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.416	02/11/41	1,557,013
		Series - 2005 PWR7 (Class E)
2,575,000	g,i	Benchmark Mortgage Trust		2.791	09/15/48	2,653,971
		Series - 2020 IG2 (Class AM)
2,500,000	g,i	Benchmark Mortgage Trust		3.231	09/15/48	2,601,622
		Series - 2020 IG3 (Class AS)
2,500,000	g,i	Benchmark Mortgage Trust		3.654	09/15/48	2,615,205
		Series - 2020 IG3 (Class BXA)
1,380,000		Benchmark Mortgage Trust		4.016	03/15/52	1,569,455
		Series - 2019 B9 (Class A5)
1,500,000		Benchmark Mortgage Trust		3.419	08/15/52	1,622,225
		Series - 2019 B12 (Class AS)
1,200,000	i	Benchmark Mortgage Trust		4.510	05/15/53	1,400,111
		Series - 2018 B7 (Class A4)
9,000,000	i	Benchmark Mortgage Trust		2.244	08/15/54	8,757,200
		Series - 2021 B28 (Class B)
9,000,000	i	Benchmark Mortgage Trust		2.429	08/15/54	9,042,222
		Series - 2021 B28 (Class AS)
1,076,298	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 0.920%	1.004	10/15/36	1,078,379
		Series - 2019 XL (Class A)
6,500,000	i	CD Mortgage Trust		3.879	11/10/49	6,874,841
		Series - 2016 CD2 (Class B)
3,030,000	i	CD Mortgage Trust		4.131	11/10/49	3,114,966
		Series - 2016 CD2 (Class C)
9,320,000		CD Mortgage Trust		3.453	02/10/50	9,930,825
		Series - 2017 CD3 (Class AAB)
1,000,000		CD Mortgage Trust		3.833	02/10/50	1,078,334
		Series - 2017 CD3 (Class AS)
2,000,000	i	CD Mortgage Trust		4.702	02/10/50	2,077,782
		Series - 2017 CD3 (Class C)
5,000,000	i	CD Mortgage Trust		3.684	08/15/50	5,435,005
		Series - 2017 CD5 (Class AS)
3,000,000		CD Mortgage Trust		2.812	08/15/57	3,172,246
		Series - 2019 CD8 (Class ASB)
49,564	g,i	CF Mortgage Trust		2.840	04/15/25	51,868
		Series - 2020 P1 (Class A1)
1,750,000	g,i	CF Mortgage Trust		3.603	04/15/52	1,758,925
		Series - 2020 P1 (Class A2)
1,175,400		CGMS Commercial Mortgage Trust		3.458	08/15/50	1,283,668
		Series - 2017 B1 (Class A4)
154,327	i	CHL Mortgage Pass-Through Trust		2.684	02/20/35	156,349
		Series - 2004 HYB9 (Class 1A1)
1,750,000	g,i	Citigroup Commercial Mortgage Trust		3.635	05/10/35	1,807,630
		Series - 2013 375P (Class B)
5,000,000	g	Citigroup Commercial Mortgage Trust		3.341	05/10/36	5,285,250
		Series - 2019 PRM (Class A)
2,000,000	g	Citigroup Commercial Mortgage Trust		3.896	05/10/36	2,105,050
		Series - 2019 PRM (Class C)
204

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$500,000	i	Citigroup Commercial Mortgage Trust		3.758%	04/10/48	$533,418
		Series - 2015 GC29 (Class B)
344,275	i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.750%	0.836	01/25/36	344,313
		Series - 2006 WFH1 (Class M4)
6,000,000	g,i	COMM Mortgage Trust		3.712	10/10/29	6,189,000
		Series - 2017 PANW (Class C)
131,100	g	COMM Mortgage Trust		3.178	02/10/35	139,048
		Series - 2015 3BP (Class A)
6,863,085		COMM Mortgage Trust		2.853	10/15/45	6,994,786
		Series - 2012 CR4 (Class A3)
1,500,000	g,i	COMM Mortgage Trust		5.064	08/10/46	1,578,386
		Series - 2013 CR10 (Class C)
1,135,000		COMM Mortgage Trust		4.199	03/10/47	1,207,765
		Series - 2014 UBS2 (Class AM)
1,300,384		COMM Mortgage Trust		4.701	03/10/47	1,390,345
		Series - 2014 UBS2 (Class B)
750,000		COMM Mortgage Trust		4.174	05/10/47	801,352
		Series - 2014 CR17 (Class AM)
4,745,000	g,i	COMM Mortgage Trust		4.927	06/10/47	4,781,592
		Series - 2014 UBS3 (Class D)
6,400,000		COMM Mortgage Trust		3.917	10/10/47	6,928,112
		Series - 2014 LC17 (Class A5)
2,000,000	i	COMM Mortgage Trust		4.188	10/10/47	2,156,267
		Series - 2014 LC17 (Class AM)
1,442,066		COMM Mortgage Trust		3.040	02/10/48	1,491,425
		Series - 2015 LC19 (Class ASB)
1,400,000	i	COMM Mortgage Trust		3.829	02/10/48	1,488,249
		Series - 2015 LC19 (Class B)
1,500,000	g	COMM Mortgage Trust		3.000	03/10/48	1,274,630
		Series - 2015 CR22 (Class E)
575,000	i	COMM Mortgage Trust		3.603	03/10/48	616,371
		Series - 2015 CR22 (Class AM)
2,000,000	g,i	COMM Mortgage Trust		4.243	03/10/48	2,018,482
		Series - 2015 CR22 (Class D)
1,000,000	i	COMM Mortgage Trust		4.243	03/10/48	1,058,351
		Series - 2015 CR22 (Class C)
5,000,000		COMM Mortgage Trust		3.801	05/10/48	5,403,406
		Series - 2015 CR23 (Class AM)
3,826,295	i	COMM Mortgage Trust		4.183	05/10/48	4,083,467
		Series - 2015 CR23 (Class B)
1,250,000	i	COMM Mortgage Trust		4.433	05/10/48	1,331,111
		Series - 2015 CR23 (Class C)
2,500,000	i	COMM Mortgage Trust		4.433	05/10/48	2,518,767
		Series - 2015 CR23 (Class D)
2,561,088		COMM Mortgage Trust		3.432	08/10/48	2,712,535
		Series - 2015 CR24 (Class A4)
1,500,000	i	COMM Mortgage Trust		3.463	08/10/48	1,395,821
		Series - 2015 CR24 (Class D)
3,640,000	i	COMM Mortgage Trust		4.028	08/10/48	3,951,306
		Series - 2015 CR24 (Class AM)
1,000,000	i	COMM Mortgage Trust		4.526	08/10/48	1,086,643
		Series - 2015 CR24 (Class B)
205

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$2,000,000	i	COMM Mortgage Trust		4.526%	08/10/48	$2,114,710
		Series - 2015 CR24 (Class C)
2,250,000	i	COMM Mortgage Trust		4.681	08/10/48	2,450,763
		Series - 2015 CR25 (Class B)
7,600,000		COMM Mortgage Trust		3.630	10/10/48	8,266,322
		Series - 2015 CR26 (Class A4)
1,000,000		COMM Mortgage Trust		3.984	10/10/48	1,087,609
		Series - 2015 CR27 (Class AM)
1,000,000	i	COMM Mortgage Trust		4.630	10/10/48	1,092,541
		Series - 2015 CR26 (Class B)
500,000	i	COMM Mortgage Trust		4.630	10/10/48	536,533
		Series - 2015 CR26 (Class C)
2,400,000	i	COMM Mortgage Trust		4.770	10/10/48	2,572,116
		Series - 2015 LC23 (Class C)
1,080,000		COMM Mortgage Trust		3.762	02/10/49	1,183,758
		Series - 2016 CR28 (Class A4)
5,000,000	i	COMM Mortgage Trust		4.792	02/10/49	5,462,202
		Series - 2016 CR28 (Class B)
5,000,000		COMM Mortgage Trust		3.263	08/15/57	5,367,483
		Series - 2019 GC44 (Class AM)
2,410,298	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	2.686	05/25/24	2,439,422
		Series - 2014 C02 (Class 1M2)
119,636	i	Connecticut Avenue Securities	LIBOR 1 M + 2.900%	2.986	07/25/24	121,911
		Series - 2014 C03 (Class 2M2)
6,149,765	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	3.086	07/25/24	6,256,186
		Series - 2014 C03 (Class 1M2)
1,128,082	i	Connecticut Avenue Securities	LIBOR 1 M + 5.900%	5.986	10/25/28	1,184,917
		Series - 2016 C03 (Class 2M2)
2,164,100	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	4.336	04/25/29	2,242,189
		Series - 2016 C06 (Class 1M2)
2,021,505	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	0.936	09/25/29	1,975,305
		Series - 2017 C02 (Class 2ED4)
234,049	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.286	01/25/30	234,274
		Series - 2017 C05 (Class 1M2A)
355,867	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.286	01/25/30	363,660
		Series - 2017 C05 (Class 1M2)
661,336	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	0.936	10/25/30	659,416
		Series - 2018 C03 (Class 1EA2)
177,866	i	Connecticut Avenue Securities	LIBOR 1 M + 2.550%	2.636	12/25/30	180,999
		Series - 2018 C04 (Class 2M2)
1,000,000	g,i	CPT Mortgage Trust		3.097	11/13/39	977,603
		Series - 2019 CPT (Class E)
757,750	g,i	Credit Suisse Commercial Mortgage Trust	LIBOR 1 M + 1.150%	1.236	05/25/36	758,671
		Series - 2006 CF2 (Class M3)
2,068,021	g,i	Credit Suisse Commercial Mortgage Trust		3.500	02/25/48	2,113,057
		Series - 2018 J1 (Class A11)
116,200	g,i	Credit Suisse Mortgage Capital Certificates	LIBOR 1 M + 0.980%	1.064	05/15/36	116,533
		Series - 2019 ICE4 (Class A)
3,000,000	g,i	Credit Suisse Mortgage Capital Certificates	LIBOR 1 M + 1.600%	1.684	05/15/36	3,008,498
		Series - 2019 ICE4 (Class D)
2,500,000	g,i	CSMC Series		3.388	10/25/59	2,544,308
		Series - 2019 NQM1 (Class M1)
1,067,229	g,i	CSMC Trust		3.500	02/25/48	1,094,459
		Series - 2018 J1 (Class A2)
206

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$4,750,000		DBGS Mortgage Trust		4.466%	10/15/51	$5,511,324
		Series - 2018 C1 (Class A4)
5,000,000		DBJPM Mortgage Trust		2.340	08/15/53	5,006,026
		Series - 2020 C9 (Class AM)
1,040,000	g	DBUBS Mortgage Trust		3.452	10/10/34	1,102,915
		Series - 2017 BRBK (Class A)
738,402	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%	0.821	12/25/35	737,492
		Series - 2005 2 (Class M2)
1,334,501	g,i	FirstKey Mortgage Trust		3.500	11/25/44	1,357,941
		Series - 2014 1 (Class A8)
1,281,712	g,i	Flagstar Mortgage Trust		4.103	10/25/47	1,286,549
		Series - 2017 2 (Class B3)
205,714	g,i	Flagstar Mortgage Trust		4.000	09/25/48	207,036
		Series - 2018 5 (Class A11)
2,199,384	g,i	Flagstar Mortgage Trust		2.500	04/25/51	2,203,019
		Series - 2021 2 (Class A4)
7,078,450	g,i	Flagstar Mortgage Trust		2.500	06/01/51	7,105,724
		Series - 2021 4 (Class A21)
775,000	g,i	Freddie Mac STACR REMIC Trust		2.100	12/25/33	782,039
		Series - 2021 HQA2 (Class M2)
2,320,000	g,i	Freddie Mac STACR REMIC Trust		1.700	01/25/34	2,338,954
		Series - 2021 DNA5 (Class M2)
493,324	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		3.728	02/25/48	492,274
		Series - 2018 SPI1 (Class M2)
700,486	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		3.809	05/25/48	700,198
		Series - 2018 SPI2 (Class M2)
1,875,000	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		4.050	11/25/50	1,969,928
		Series - 2020 HQA5 (Class B1)
750,000	g,i	FREMF Mortgage Trust		4.159	03/25/49	820,939
		Series - 2016 K53 (Class B)
1,060,934	g,i	GS Mortage-Backed Securities Trust		3.718	05/25/50	1,078,654
		Series - 2020 PJ1 (Class B2)
10,500,000	g	GS Mortgage Securities Corp II		3.419	10/10/32	10,726,290
		Series - 2017 SLP (Class A)
1,344,000	g	GS Mortgage Securities Corp II		3.551	04/10/34	1,353,333
		Series - 2012 ALOH (Class A)
2,590,000	i	GS Mortgage Securities Corp II		3.777	05/10/50	2,771,694
		Series - 2015 GC30 (Class AS)
3,010,000	i	GS Mortgage Securities Corp II		3.992	03/10/51	3,390,604
		Series - 2018 GS9 (Class A4)
1,500,000	i	GS Mortgage Securities Corp II		4.155	07/10/51	1,709,042
		Series - 2018 GS10 (Class A5)
2,000,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.450%	1.534	07/15/31	1,974,774
		Series - 2018 TWR (Class C)
2,500,000	g,i	GS Mortgage Securities Trust		4.285	02/10/46	2,565,328
		Series - 2013 GC10 (Class C)
8,000,000		GS Mortgage Securities Trust		3.467	03/10/50	8,516,118
		Series - 2017 GS5 (Class AAB)
9,100,951		GS Mortgage Securities Trust		3.674	03/10/50	10,031,866
		Series - 2017 GS5 (Class A4)
207

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,000,000	i	GS Mortgage Securities Trust		4.047%	03/10/50	$1,087,085
		Series - 2017 GS5 (Class B)
4,300,000		GS Mortgage Securities Trust		3.433	05/10/50	4,697,784
		Series - 2017 GS6 (Class A3)
3,000,000		GS Mortgage Securities Trust		3.837	11/10/50	3,308,805
		Series - 2017 GS8 (Class ABP)
1,260,000		GS Mortgage Securities Trust		3.968	02/10/52	1,429,829
		Series - 2019 GC38 (Class A4)
2,400,000	i	GS Mortgage Securities Trust		4.158	02/10/52	2,693,646
		Series - 2019 GC38 (Class AS)
1,000,000	i	GS Mortgage Securities Trust		4.761	02/10/52	1,100,311
		Series - 2019 GC38 (Class C)
1,500,000	g,i	GS Mortgage Securities Trust		3.501	07/10/52	1,560,963
		Series - 2019 GC40 (Class DBB)
5,500,000	g,i	GS Mortgage Securities Trust		3.668	07/10/52	5,686,876
		Series - 2019 GC40 (Class DBC)
1,361,000	i	GS Mortgage Securities Trust		3.405	02/13/53	1,446,812
		Series - 2020 GC45 (Class B)
5,500,000		GS Mortgage Securities Trust		2.012	12/12/53	5,428,441
		Series - 2020 GSA2 (Class A5)
432,564	g,i	GS Mortgage-Backed Securities Corp Trust		4.000	11/25/49	434,137
		Series - 2019 PJ2 (Class A1)
1,129,086	g,i	GS Mortgage-Backed Securities Corp Trust		4.000	11/25/49	1,131,660
		Series - 2019 PJ2 (Class A4)
2,794,191	g,i	GS Mortgage-Backed Securities Corp Trust		3.500	07/25/50	2,835,164
		Series - 2020 PJ2 (Class A4)
1,207,267	g,i	GS Mortgage-Backed Securities Corp Trust		3.000	01/25/51	1,226,375
		Series - 2020 PJ4 (Class A4)
888,694	i	GS Mortgage-Backed Securities Corp Trust		3.000	03/27/51	905,876
		Series - 2020 PJ5 (Class A4)
5,403,282	g,i	GS Mortgage-Backed Securities Corp Trust		2.500	10/25/51	5,413,835
		Series - 2021 PJ5 (Class A4)
1,404,014	g,i	GS Mortgage-Backed Securities Trust		2.500	07/25/51	1,403,246
		Series - 2021 PJ2 (Class A4)
21,814,070	g,i	GS Mortgage-Backed Securities Trust		2.500	01/25/52	21,876,306
		Series - 2021 PJ7 (Class A4)
11,115,246	g,i	GS Mortgage-Backed Securities Trust		2.500	01/25/52	11,146,957
		Series - 2021 PJ8 (Class A4)
15,168,879	g,i	GS MortSecurities Trust		2.500	11/25/51	15,207,605
		Series - 2021 PJ6 (Class A4)
1,035,469	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	0.707	08/19/45	1,047,733
		Series - 2005 11 (Class 2A1A)
2,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	2,114,055
		Series - 2016 10HY (Class A)
3,000,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	3,151,061
		Series - 2016 10HY (Class B)
3,500,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	3,672,932
		Series - 2016 10HY (Class C)
4,700,000	g,i	Hudson Yards Mortgage Trust		3.041	12/10/41	4,741,892
		Series - 2019 55HY (Class D)
2,750,000	g,i	Hudson Yards Mortgage Trust		3.041	12/10/41	2,705,715
		Series - 2019 55HY (Class E)
114,033	i	Impac CMB Trust	LIBOR 1 M + 0.660%	0.746	03/25/35	117,210
		Series - 2004 11 (Class 2A1)
208

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$5,341,530	g,i	Imperial Fund Mortgage Trust		2.051%	10/25/55	$5,377,684
		Series - 2020 NQM1 (Class A3)
1,000,000	g,i	Imperial Fund Mortgage Trust		3.531	10/25/55	1,023,760
		Series - 2020 NQM1 (Class M1)
3,000,000	g	JP Morgan Chase Commercial Mortgage Securities Corp		4.379	07/05/31	3,155,821
		Series - 2018 AON (Class B)
1,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp		4.213	01/15/46	1,732,182
		Series - 2013 C13 (Class D)
1,500,000		JP Morgan Chase Commercial Mortgage Securities Corp		4.166	12/15/46	1,593,067
		Series - 2013 C16 (Class A4)
800,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.372	12/15/47	824,838
		Series - 2013 C10 (Class AS)
750,000	i	JP Morgan Chase Commercial Mortgage Securities Corp		4.119	01/15/49	817,934
		Series - 2015 JP1 (Class AS)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.379	09/15/50	523,522
		Series - 2017 JP7 (Class A3)
1,202,198	g	JP Morgan Chase Commercial Mortgage Securities Trust		3.093	07/05/32	1,219,463
		Series - 2012 HSBC (Class A)
4,774,680	g,i	JP Morgan Mortgage Trust	LIBOR 1 M - 0.000%	2.103	12/25/44	4,865,023
		Series - 2015 1 (Class B1)
114,744	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	116,106
		Series - 2015 3 (Class A19)
618,391	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	623,670
		Series - 2015 6 (Class A13)
306,920	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	310,821
		Series - 2016 1 (Class A13)
1,857,472	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	1,886,123
		Series - 2017 2 (Class A13)
1,118,322	g,i	JP Morgan Mortgage Trust		3.500	09/25/48	1,126,822
		Series - 2018 3 (Class A13)
532,026	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	540,660
		Series - 2018 4 (Class A13)
2,607,064	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	2,663,498
		Series - 2018 5 (Class A13)
1,341,263	g,i	JP Morgan Mortgage Trust		3.090	10/26/48	1,395,392
		Series - 2017 5 (Class A2)
358,427	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	361,606
		Series - 2018 8 (Class A13)
289,836	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	292,993
		Series - 2018 9 (Class A13)
253,461	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	257,280
		Series - 2019 1 (Class A3)
133,019	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	134,862
		Series - 2019 1 (Class A15)
1,224,099	g,i	JP Morgan Mortgage Trust		4.689	09/25/49	1,244,608
		Series - 2019 3 (Class B1)
209

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,382,372	g,i	JP Morgan Mortgage Trust	LIBOR 1 M + 0.950%	1.036%	10/25/49	$1,389,599
		Series - 2019 INV1 (Class A11)
3,695,674	g,i	JP Morgan Mortgage Trust		3.869	06/25/50	3,790,838
		Series - 2020 1 (Class B2)
7,332,865	g,i	JP Morgan Mortgage Trust		2.500	10/25/51	7,347,187
		Series - 2021 6 (Class A15)
4,526,825	g,i	JP Morgan Mortgage Trust		2.500	11/25/51	4,546,983
		Series - 2021 7 (Class A15)
4,836,318	g,i	JP Morgan Mortgage Trust		2.500	12/25/51	4,860,877
		Series - 2021 8 (Class A15)
732,770	i	JPMBB Commercial Mortgage Securities Trust		4.133	08/15/46	763,337
		Series - 2013 C14 (Class A4)
3,445,091		JPMBB Commercial Mortgage Securities Trust		3.493	08/15/47	3,607,001
		Series - 2014 C21 (Class A4)
2,640,000		JPMBB Commercial Mortgage Securities Trust		3.775	08/15/47	2,830,844
		Series - 2014 C21 (Class A5)
1,000,000		JPMBB Commercial Mortgage Securities Trust		3.898	02/15/48	1,059,048
		Series - 2015 C27 (Class B)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust		3.917	05/15/48	2,148,083
		Series - 2015 C29 (Class AS)
1,600,000	i	JPMBB Commercial Mortgage Securities Trust		4.118	05/15/48	1,683,087
		Series - 2015 C29 (Class B)
3,000,000		JPMBB Commercial Mortgage Securities Trust		4.106	08/15/48	3,261,552
		Series - 2015 C31 (Class AS)
5,585,000	i	JPMBB Commercial Mortgage Securities Trust		4.773	08/15/48	6,084,014
		Series - 2015 C31 (Class B)
1,400,000		JPMBB Commercial Mortgage Securities Trust		3.227	10/15/48	1,485,939
		Series - 2015 C28 (Class A4)
1,400,000		JPMBB Commercial Mortgage Securities Trust		4.023	12/15/48	1,515,319
		Series - 2015 C33 (Class AS)
10,425,000		JPMBB Commercial Mortgage Securities Trust		3.576	03/15/49	11,342,347
		Series - 2016 C1 (Class A5)
1,500,000	i	JPMBB Commercial Mortgage Securities Trust		4.891	03/15/49	1,627,562
		Series - 2016 C1 (Class C)
1,700,000		JPMCC Commercial Mortgage Securities Trust		3.457	03/15/50	1,823,928
		Series - 2017 JP5 (Class A4)
6,000,000		JPMDB Commercial Mortgage Securities Trust		2.536	05/13/53	6,142,064
		Series - 2020 COR7 (Class AS)
1,665,452	g	Ladder Capital Commercial Mortgage Securities		3.575	02/15/36	1,771,828
		Series - 2013 GCP (Class A1)
3,179,103	g	LSTAR Commercial Mortgage Trust		2.579	03/10/49	3,218,159
		Series - 2016 4 (Class A2)
12,000,000	g,i	MAD Mortgage Trust		3.294	08/15/34	12,241,838
		Series - 2017 330M (Class A)
1,500,000	g,i	Manhattan West		2.413	09/10/39	1,523,814
		Series - 2020 1MW (Class B)
3,000,000	g,i	Manhattan West		2.413	09/10/39	3,019,278
		Series - 2020 1MW (Class C)
2,273,183	i	Merrill Lynch Mortgage Investors Trust	LIBOR 1 M + 0.520%	2.278	01/25/37	2,221,293
		Series - 2006 WMC1 (Class A1B)
5,000,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.476	11/15/45	5,117,170
		Series - 2012 C6 (Class AS)
210

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$2,941,844	g	Morgan Stanley Bank of America Merrill Lynch Trust		3.989%	12/15/46	$3,133,595
		Series - 2014 C19 (Class LNC1)
929,493	g	Morgan Stanley Bank of America Merrill Lynch Trust		4.384	12/15/46	989,492
		Series - 2014 C19 (Class LNC2)
2,070,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.832	12/15/47	2,212,227
		Series - 2014 C19 (Class AS)
80,835		Morgan Stanley Bank of America Merrill Lynch Trust		3.069	02/15/48	83,718
		Series - 2015 C20 (Class ASB)
2,500,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.338	03/15/48	2,656,239
		Series - 2015 C21 (Class A4)
3,360,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.561	04/15/48	3,531,489
		Series - 2015 C22 (Class AS)
289,434	i	Morgan Stanley Capital I Trust	LIBOR 1 M + 0.825%	0.911	08/25/34	287,286
		Series - 2004 HE6 (Class M1)
12,630,493		Morgan Stanley Capital I Trust		2.606	08/15/49	13,149,076
		Series - 2016 UB11 (Class ASB)
413,516	†,i	Morgan Stanley Capital I Trust		6.470	12/12/49	248,109
		Series - 2007 IQ16 (Class AJ)
1,300,000		Morgan Stanley Capital I Trust		3.587	12/15/50	1,434,767
		Series - 2017 HR2 (Class A4)
1,000,000		Morgan Stanley Capital I Trust		4.177	07/15/51	1,132,612
		Series - 2018 H3 (Class A5)
3,142,000	i	Morgan Stanley Capital I Trust		4.429	07/15/51	3,566,940
		Series - 2018 H3 (Class AS)
1,500,000	g	MRCD Mortgage Trust		2.718	12/15/36	1,490,501
		Series - 2019 PARK (Class E)
1,500,000	g,i	MSDB Trust		3.427	07/11/39	1,594,004
		Series - 2017 712F (Class A)
6,300,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.500%	1.584	07/15/36	6,298,122
		Series - 2019 MILE (Class A)
2,500,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.800%	1.884	07/15/36	2,499,258
		Series - 2019 MILE (Class B)
1,000,000	g	Natixis Commercial Mortgage Securities Trust		2.707	10/15/36	1,001,358
		Series - 2019 1776 (Class B)
2,000,000	g	Natixis Commercial Mortgage Securities Trust		2.966	12/15/38	2,087,109
		Series - 2020 2PAC (Class A)
236,393	g,i	New Residential Mortgage Loan Trust		4.000	02/25/57	252,784
		Series - 2017 1A (Class A1)
248,643	g,i	New Residential Mortgage Loan Trust		4.000	08/27/57	264,947
		Series - 2017 6A (Class A1)
236,930	g,i	New Residential Mortgage Loan Trust		4.750	12/25/57	248,837
		Series - 2018 5A (Class A1)
1,324,906	g,i	New Residential Mortgage Loan Trust		2.797	09/25/59	1,332,375
		Series - 2019 NQM4 (Class A3)
700,000	g,i	New Residential Mortgage Loan Trust		2.986	09/25/59	701,488
		Series - 2019 NQM4 (Class M1)
209,770	i	New York Mortgage Trust	LIBOR 1 M + 0.480%	0.566	02/25/36	211,391
		Series - 2005 3 (Class A1)
211

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,325,000	g,i	NLT Trust		2.569%	08/25/56	$1,308,434
		Series - 2021 INV2 (Class M1)
666,557	g,i	OBX Trust	LIBOR 1 M + 0.650%	0.736	06/25/57	666,689
		Series - 2018 1 (Class A2)
2,315,708	g,i	Oceanview Mortgage Trust		2.500	05/25/51	2,323,009
		Series - 2021 1 (Class A19)
18,445,000	g	One Market Plaza Trust		3.614	02/10/32	18,645,516
		Series - 2017 1MKT (Class A)
1,000,000	g	RBS Commercial Funding, Inc Trust		3.511	03/11/31	1,007,539
		Series - 2013 SMV (Class B)
455,576	g,i	Sequoia Mortgage Trust		3.500	05/25/45	463,543
		Series - 2015 2 (Class A1)
127,980	g,i	Sequoia Mortgage Trust		3.500	11/25/46	128,199
		Series - 2016 3 (Class A10)
2,562	g,i	Sequoia Mortgage Trust		3.500	02/25/47	2,560
		Series - 2017 1 (Class A4)
65,998	g,i	Sequoia Mortgage Trust		3.500	02/25/47	65,960
		Series - 2017 2 (Class A4)
384,900	g,i	Sequoia Mortgage Trust		3.500	02/25/47	390,978
		Series - 2017 2 (Class A19)
30,012	g,i	Sequoia Mortgage Trust		3.500	04/25/47	30,393
		Series - 2017 3 (Class A19)
878,758	g,i	Sequoia Mortgage Trust		3.764	09/25/47	896,756
		Series - 2017 6 (Class B1)
836,416	g,i	Sequoia Mortgage Trust		3.500	02/25/48	850,507
		Series - 2018 2 (Class A1)
1,069,749	g,i	Sequoia Mortgage Trust		3.500	03/25/48	1,084,473
		Series - 2018 3 (Class A1)
151,501	g,i	Sequoia Mortgage Trust		4.000	09/25/48	153,307
		Series - 2018 7 (Class A19)
57,532	g,i	Sequoia Mortgage Trust		4.000	11/25/48	58,125
		Series - 2018 8 (Class A19)
986,409	g,i	Sequoia Mortgage Trust		4.000	06/25/49	1,001,312
		Series - 2019 2 (Class A1)
342,395	g,i	Sequoia Mortgage Trust		4.000	06/25/49	347,366
		Series - 2019 2 (Class A19)
1,947,550	g,i	Sequoia Mortgage Trust		3.500	11/25/49	1,963,255
		Series - 2019 4 (Class A1)
4,297,764	g,i	Sequoia Mortgage Trust		3.500	12/25/49	4,357,328
		Series - 2019 5 (Class A1)
2,481,597	g,i	Sequoia Mortgage Trust		3.500	12/25/49	2,508,789
		Series - 2019 5 (Class A19)
1,927,826	g,i	Sequoia Mortgage Trust		3.500	03/25/50	1,973,959
		Series - 2020 2 (Class A1)
4,125,282	g,i	Sequoia Mortgage Trust		3.000	04/25/50	4,200,927
		Series - 2020 3 (Class A19)
4,233,056	g,i	Sequoia Mortgage Trust		2.500	06/25/51	4,246,614
		Series - 2021 4 (Class A19)
12,390	g,i	Shellpoint Co-Originator Trust		3.500	11/25/46	12,386
		Series - 2016 1 (Class 1A10)
358,457	g,i	Shellpoint Co-Originator Trust		3.500	04/25/47	363,013
		Series - 2017 1 (Class A19)
15,415,000	g	SLG Office Trust		2.851	07/15/41	14,945,174
		Series - 2021 OVA (Class E)
212

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$495,548	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	1.286%	10/25/29	$495,710
		Series - 2017 DNA2 (Class M1)
2,129,153	i	STACR	LIBOR 1 M + 2.300%	2.472	08/25/30	2,156,108
		Series - 2018 HQA1 (Class M2)
2,420,000	g,i	STACR		2.300	08/25/33	2,448,813
		Series - 2021 HQA1 (Class M2)
3,060,000	g,i	STACR		2.150	10/25/33	3,122,150
		Series - 2021 DNA3 (Class M2)
172,291	g,i	STACR		4.039	09/25/47	171,992
		Series - 2017 SPI1 (Class M2)
1,000,000	g,i	UBS-Barclays Commercial Mortgage Trust		3.649	03/10/46	1,013,013
		Series - 2013 C5 (Class B)
2,000,000	g,i	UBS-Barclays Commercial Mortgage Trust		3.875	04/10/46	2,017,404
		Series - 2013 C6 (Class B)
765,134	g	UBS-Citigroup Commercial Mortgage Trust		5.154	01/10/45	764,989
		Series - 2011 C1 (Class AS)
461,212	g	Verus Securitization Trust		2.938	07/25/59	463,895
		Series - 2019 3 (Class A2)
5,300,000	g,i	Verus Securitization Trust		3.139	07/25/59	5,326,152
		Series - 2019 3 (Class M1)
1,225,000	g,i	Verus Securitization Trust		3.207	11/25/59	1,243,895
		Series - 2019 4 (Class M1)
1,336,463	g	Verus Securitization Trust		1.733	05/25/65	1,342,136
		Series - 2020 5 (Class A3)
1,308,685	g	VSE VOI Mortgage LLC		2.330	03/20/35	1,336,492
		Series - 2017 A (Class A)
1,157,407	g	VSE VOI Mortgage LLC		4.020	02/20/36	1,199,427
		Series - 2018 A (Class C)
8,200,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	8,389,382
		Series - 2012 LC5 (Class AS)
2,272,000		Wells Fargo Commercial Mortgage Trust		3.540	05/15/48	2,454,649
		Series - 2015 C28 (Class A4)
2,100,000	i	Wells Fargo Commercial Mortgage Trust		3.658	05/15/48	2,228,752
		Series - 2015 NXS1 (Class B)
2,000,000	i	Wells Fargo Commercial Mortgage Trust		4.284	05/15/48	2,046,801
		Series - 2015 NXS1 (Class D)
350,000		Wells Fargo Commercial Mortgage Trust		3.637	06/15/48	379,552
		Series - 2015 C29 (Class A4)
4,891,887		Wells Fargo Commercial Mortgage Trust		2.825	10/15/49	5,097,702
		Series - 2016 LC24 (Class ASB)
21,046		Wells Fargo Commercial Mortgage Trust		2.749	03/15/50	21,039
		Series - 2017 RB1 (Class A2)
387,000		Wells Fargo Commercial Mortgage Trust		3.635	03/15/50	426,029
		Series - 2017 RB1 (Class A5)
2,000,000		Wells Fargo Commercial Mortgage Trust		3.757	03/15/50	2,183,342
		Series - 2017 RB1 (Class AS)
2,900,000		Wells Fargo Commercial Mortgage Trust		3.184	04/15/50	3,092,487
		Series - 2015 LC20 (Class A5)
1,720,000		Wells Fargo Commercial Mortgage Trust		3.467	04/15/50	1,816,199
		Series - 2015 LC20 (Class AS)
2,000,000	i	Wells Fargo Commercial Mortgage Trust		4.012	03/15/51	2,250,151
		Series - 2018 C43 (Class A4)
213

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,290,000		Wells Fargo Commercial Mortgage Trust	4.302%	01/15/52	$3,783,575
		Series - 2018 C48 (Class A5)
1,200,000	g	Wells Fargo Commercial Mortgage Trust	3.153	09/15/57	1,180,340
		Series - 2015 NXS3 (Class D)
2,500,000	i	Wells Fargo Commercial Mortgage Trust	3.972	09/15/57	2,712,963
		Series - 2015 NXS3 (Class AS)
3,350,000		Wells Fargo Commercial Mortgage Trust	3.952	01/15/59	3,638,850
		Series - 2016 C32 (Class AS)
2,500,000	i	Wells Fargo Commercial Mortgage Trust	4.871	01/15/59	2,752,416
		Series - 2016 C32 (Class B)
1,000,000		Wells Fargo Commercial Mortgage Trust	2.933	11/15/59	1,049,585
		Series - 2016 C36 (Class ASB)
307,427	g,i	Wells Fargo Mortgage Backed Securities Trust	4.000	04/25/49	308,608
		Series - 2019 2 (Class A17)
2,216,258	g,i	Wells Fargo Mortgage Backed Securities Trust	3.500	09/25/49	2,248,093
		Series - 2019 4 (Class A1)
856,960	g,i	Wells Fargo Mortgage Backed Securities Trust	3.000	07/25/50	870,913
		Series - 2020 4 (Class A17)
13,335,000	g,i	Wells Fargo Mortgage Backed Securities Trust	2.500	06/25/51	13,342,293
		Series - 2021 2 (Class A17)
1,000,000		WFRBS Commercial Mortgage Trust	3.345	05/15/45	1,031,100
		Series - 2013 C13 (Class AS)
3,684,775	i	WFRBS Commercial Mortgage Trust	4.079	03/15/46	3,904,139
		Series - 2013 UBS1 (Class A4)
1,000,000	i	WFRBS Commercial Mortgage Trust	4.162	12/15/46	1,069,385
		Series - 2013 C18 (Class A5)
1,664,000	i	WFRBS Commercial Mortgage Trust	5.026	12/15/46	1,700,048
		Series - 2013 C18 (Class C)
2,225,281		WFRBS Commercial Mortgage Trust	3.995	05/15/47	2,383,528
		Series - 2014 C20 (Class A5)
349,695	g,i	WinWater Mortgage Loan Trust	3.856	06/20/44	351,666
		Series - 2014 1 (Class B4)
		TOTAL OTHER MORTGAGE BACKED			758,607,845

		TOTAL STRUCTURED ASSETS			1,412,761,734
		(Cost $1,403,451,075)

		TOTAL BONDS			10,116,553,748
		(Cost $9,927,949,339)

SHARES		COMPANY

COMMON STOCKS - 0.0%

MATERIALS - 0.0%
24,263,919	*	Petra Diamonds			572,131
		TOTAL MATERIALS			572,131

		TOTAL COMMON STOCKS			572,131
		(Cost $456,162)

214

TIAA-CREF FUNDS – Core Bond Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

PREFERRED STOCKS - 0.2%

BANKS - 0.1%
142,800		Bank of America Corp			$3,762,780
250,000		JPMorgan Chase & Co			6,525,000
		TOTAL BANKS			10,287,780

DIVERSIFIED FINANCIALS - 0.1%
200,000		Morgan Stanley			5,710,000
200,000	e	Morgan Stanley			5,604,000
		TOTAL DIVERSIFIED FINANCIALS			11,314,000

		TOTAL PREFERRED STOCKS			21,601,780
		(Cost $21,104,000)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 22.1%

GOVERNMENT AGENCY DEBT - 19.9%
$50,000,000		Federal Agricultural Mortgage Corp (FAMC)	0.000%	10/21/21	49,999,445
15,000,000		FAMC	0.000	11/30/21	14,999,000
25,000,000		FAMC	0.000	04/28/22	24,991,398
10,000,000		Federal Farm Credit Bank (FFCB)	0.000	10/04/21	9,999,983
12,000,000		FFCB	0.000	10/20/21	11,999,874
23,672,000		FFCB	0.000	12/01/21	23,670,396
15,000,000		FFCB	0.000	12/14/21	14,998,767
6,000,000		FFCB	0.000	01/21/22	5,999,254
10,000,000		FFCB	0.000	01/26/22	9,998,700
30,000,000		FFCB	0.000	02/08/22	29,994,585
5,000,000		FFCB	0.000	02/10/22	4,999,084
10,000,000		FFCB	0.000	02/11/22	9,998,153
33,333,000		FFCB	0.000	02/15/22	33,326,660
50,000,000		FFCB	0.000	02/16/22	49,990,420
20,000,000		FFCB	0.000	02/25/22	19,995,918
14,627,000		FFCB	0.000	02/28/22	14,623,954
12,500,000		FFCB	0.000	03/01/22	12,497,379
12,500,000		FFCB	0.000	03/02/22	12,497,362
18,373,000		FFCB	0.000	03/17/22	18,368,740
5,000,000		FFCB	0.000	04/11/22	4,998,419
13,750,000		FFCB	0.000	05/27/22	13,744,615
20,000,000		FFCB	0.000	06/16/22	19,990,099
10,000,000		FFCB	0.000	07/06/22	9,993,849
20,000,000		FFCB	0.000	07/19/22	19,987,120
11,000,000		FFCB	0.000	07/25/22	10,992,840
90,111,000		Federal Home Loan Bank (FHLB)	0.000	10/06/21	90,110,749
67,000,000		FHLB	0.000	10/08/21	66,999,739
78,419,000		FHLB	0.000	10/13/21	78,418,477
15,000,000		FHLB	0.000	10/14/21	14,999,892
95,589,000		FHLB	0.000	10/20/21	95,587,992
47,636,000		FHLB	0.000	10/21/21	47,635,471
11,519,000		FHLB	0.000	10/22/21	11,518,866
19,120,000		FHLB	0.000	10/25/21	19,119,745
68,195,000		FHLB	0.000	10/27/21	68,194,015
20,000,000		FHLB	0.000	10/29/21	19,999,689
76,955,000		FHLB	0.000	11/03/21	76,952,179
215

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$85,123,000		FHLB	0.000%	11/05/21	$85,119,690
	101,085,000		FHLB	0.000	11/10/21	101,080,509
	71,696,000		FHLB	0.000	11/12/21	71,692,655
	25,000,000		FHLB	0.000	11/16/21	24,998,722
	28,500,000		FHLB	0.000	11/17/21	28,498,512
	21,625,000		FHLB	0.000	11/19/21	21,623,823
	79,500,000		FHLB	0.000	12/08/21	79,493,995
	50,000,000	h	FHLB	0.035	12/10/21	49,988,918
	12,640,000		FHLB	0.000	12/17/21	12,638,919
	31,547,000		FHLB	0.000	12/22/21	31,544,126
	25,625,000		FHLB	0.000	12/27/21	25,622,524
	71,000,000		FHLB	0.000	12/29/21	70,992,981
	50,000,000		FHLB	0.000	01/04/22	49,994,723
	25,000,000	h	FHLB	0.000	01/05/22	24,997,334
	20,000,000		FHLB	0.000	01/18/22	19,997,578
	50,000,000		FHLB	0.000	01/19/22	49,993,890
	62,000,000		FHLB	0.000	01/28/22	61,991,804
	50,000,000		FHLB	0.045	02/14/22	49,993,145
	25,000,000		FHLB	0.000	02/18/22	24,995,141
	25,000,000		FHLB	0.000	02/22/22	24,995,002
	24,020,000		FHLB	0.000	03/30/22	24,013,997
	25,000,000		FHLB	0.000	05/05/22	24,991,111
	20,000,000		FHLB	0.000	07/15/22	19,987,419
	30,000,000		FHLB	0.000	08/01/22	29,980,015
	35,000,000		FHLB	0.000	08/02/22	34,976,607
	8,000,000		FHLB	0.000	08/05/22	7,994,601
	18,000,000		FHLB	0.000	09/16/22	17,984,478
			TOTAL GOVERNMENT AGENCY DEBT			2,112,375,047

REPURCHASE AGREEMENT - 0.9%
	95,640,000	r	Fixed Income Clearing Corp (FICC)	0.010	10/01/21	95,640,000
			TOTAL REPURCHASE AGREEMENT			95,640,000

TREASURY DEBT - 1.0%
EGP	53,000,000		Egypt Treasury Bill	0.000	02/22/22	3,218,086
	70,900,000		Egypt Treasury Bills	0.000	03/15/22	4,269,793
UAH	32,000,000		Ukraine Treasury Bill	0.000	10/27/21	1,195,456
	$19,581,000		United States Cash Management Bill	0.000	11/30/21	19,579,665
	50,000,000		United States Treasury Bill	0.000	10/07/21	49,999,688
	25,000,000		United States Treasury Bill	0.000	08/11/22	24,984,191
			TOTAL TREASURY DEBT			103,246,879

SHARES			COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
	29,530,512	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030		29,530,512
			TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			29,530,512

			TOTAL SHORT-TERM INVESTMENTS			2,340,792,438
			(Cost $2,340,751,983)
			TOTAL INVESTMENTS - 119.6%			12,684,149,463
			(Cost $12,495,596,100)
			OTHER ASSETS & LIABILITIES, NET - (19.6)%			(2,080,025,189)
			NET ASSETS - 100.0%			$10,604,124,274
216

TIAA-CREF FUNDS – Core Bond Fund

Abbreviation(s):
CNY	Chinese Yuan
COP	Colombian Peso
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
MYR	Malaysian Ringgit
REIT	Real Estate Investment Trust
RSD	Serbian Dinar
RUB	Russian Ruble
THB	Thai Baht
UAH	Ukrainian Hryvnia
UYU	Uruguayan Peso
ZAR	South African Rand

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $28,860,133.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/21, the aggregate value of these securities is $2,304,808,352 or 21.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
o	Payment in Kind Bond
r	Agreement with Fixed Income Clearing Corp (FICC), 0.010% dated 9/30/21 to be repurchased at $95,640,000 on 10/1/21, collateralized by U.S. Treasury Notes valued at $97,552,882.

217

TIAA-CREF FUNDS – Core Bond Fund

Forward foreign currency contracts outstanding as of September 30, 2021 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$2,638,624	EUR	2,233,796	Citibank N.A.	10/25/21	$49,849

Abbreviations(s):
EUR	Euro

Centrally cleared credit default swap contracts outstanding as of September 30, 2021 were as follows:

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Fixed rate payment frequency	Maturity date	Notional amount*	Value	Premiums paid (received)	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS37V1-5Y	5.000%	Credit event as specified in contract	Citigroup Global Markets, Inc	Quarterly	12/20/26	90,000,000	$(8,324,510)	$(8,751,975)	$186,038	$427,465
*	The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
218

TIAA-CREF FUNDS – Core Impact Bond Fund

TIAA-CREF FUNDS

CORE IMPACT BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2021

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.3%

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
$16,000,000	i	LTR Intermediate Holdings, Inc	LIBOR 1 M + 4.500%	5.500%	05/05/28	$15,960,000
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				15,960,000

UTILITIES - 0.1%
7,526,721	i	Exgen Renewables IV LLC	LIBOR 3 M + 2.500%	3.500	12/15/27	7,517,313
		TOTAL UTILITIES				7,517,313

		TOTAL BANK LOAN OBLIGATIONS (Cost $23,340,110)				23,477,313

BONDS - 96.5%

CORPORATE BONDS - 44.2%

AUTOMOBILES & COMPONENTS - 0.7%
5,000,000		Dana, Inc		4.250	09/01/30	5,142,250
9,275,000	g	Denso Corp		1.239	09/16/26	9,207,445
10,500,000	g	Harley-Davidson Financial Services, Inc		4.050	02/04/22	10,627,343
14,475,000	g	Hyundai Capital Services, Inc		1.250	02/08/26	14,252,165
11,025,000		Magna International, Inc		2.450	06/15/30	11,196,376
		TOTAL AUTOMOBILES & COMPONENTS				50,425,579

BANKS - 9.4%
12,500,000	g	ABN AMRO Bank NV		1.542	06/16/27	12,429,465
13,750,000		Bank of America Corp		0.981	09/25/25	13,768,975
10,000,000		Bank of America Corp		2.456	10/22/25	10,445,300
15,000,000	i	Bank of America Corp	SOFR + 0.970%	1.020	07/22/27	15,287,447
12,500,000		Bank of America Corp		2.087	06/14/29	12,479,939
15,000,000		Bank of America Corp		2.687	04/22/32	15,274,050
3,150,000	g	Bank of Montreal		2.100	06/15/22	3,191,111
10,000,000		Bank of Montreal		3.803	12/15/32	10,956,521
2,250,000		Barclays plc		3.811	03/10/42	2,388,026
6,225,000		Barclays plc		4.375	N/A‡	6,220,643
10,000,000	g	BNP Paribas S.A.		1.323	01/13/27	9,832,100
3,250,000	g	BNP Paribas S.A.		1.904	09/30/28	3,234,887
15,300,000	g	BNP Paribas S.A.		2.871	04/19/32	15,625,332
11,500,000	g	BNP Paribas S.A.		2.588	08/12/35	11,151,764
4,850,000	i	Canadian Imperial Bank of Commerce	SOFR + 0.800%	0.850	03/17/23	4,892,971
15,000,000		Citigroup, Inc		1.678	05/15/24	15,291,780
19,125,000		Citigroup, Inc		0.776	10/30/24	19,198,336
10,225,000		Citizens Bank NA		2.250	04/28/25	10,633,930
3,800,000		Citizens Bank NA		3.750	02/18/26	4,201,926
5,000,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.480%	0.599	01/10/23	5,027,114
14,970,000		Cooperatieve Rabobank UA		3.750	07/21/26	16,498,497
219

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$10,000,000	g	Cooperatieve Rabobank UA		1.106%	02/24/27	$9,857,387
15,000,000	g	Credit Agricole S.A.		1.247	01/26/27	14,788,014
4,500,000		First Abu Dhabi Bank PJSC		3.000	03/30/22	4,553,480
8,385,000		HSBC Holdings plc		3.033	11/22/23	8,622,737
13,750,000		HSBC Holdings plc		2.206	08/17/29	13,638,070
10,000,000	i	ING Groep NV	LIBOR 3 M + 1.000%	1.130	10/02/23	10,149,009
15,750,000	g	ING Groep NV		1.400	07/01/26	15,790,133
12,500,000	i	ING Groep NV	SOFR + 1.010%	1.060	04/01/27	12,628,626
10,000,000		ING Groep NV		2.727	04/01/32	10,289,729
6,250,000	g	Intesa Sanpaolo S.p.A		3.250	09/23/24	6,600,251
7,200,000	g	Intesa Sanpaolo S.p.A		4.000	09/23/29	7,859,065
1,275,000	g	Intesa Sanpaolo S.p.A		4.950	06/01/42	1,321,347
10,000,000	g	Itau Unibanco Holding S.A.		3.875	04/15/31	9,695,100
9,150,000		JPMorgan Chase & Co		0.563	02/16/25	9,112,004
15,000,000		JPMorgan Chase & Co		1.040	02/04/27	14,715,900
13,065,000		JPMorgan Chase & Co		3.650	N/A‡	13,130,325
9,670,000	g	Kookmin Bank		2.500	11/04/30	9,580,469
4,000,000		Lloyds Banking Group plc		4.500	11/04/24	4,392,414
5,725,000		Lloyds Banking Group plc		3.870	07/09/25	6,172,632
7,725,000		Massachusetts Higher Education Assistance Corp		2.673	07/01/31	7,893,125
5,925,000	i	Mizuho Financial Group, Inc	LIBOR 3 M + 0.630%	0.759	03/01/28	5,962,678
15,893,000	g	National Australia Bank Ltd		2.332	08/21/30	15,363,722
10,000,000	g	National Australia Bank Ltd		2.990	05/21/31	10,119,604
5,750,000		National Bank of Canada		0.550	11/15/24	5,738,528
7,500,000		Natwest Group plc		1.642	06/14/27	7,499,501
5,485,000		NatWest Group plc		2.359	05/22/24	5,628,339
11,310,000		People’s United Bank NA		4.000	07/15/24	12,077,523
4,500,000		People’s United Financial, Inc		3.650	12/06/22	4,625,405
11,225,000	g	Shinhan Financial Group Co Ltd		3.340	02/05/30	11,676,168
7,150,000	g	Standard Chartered plc		0.991	01/12/25	7,125,648
10,000,000	g	Standard Chartered plc		1.456	01/14/27	9,834,750
13,600,000		Sumitomo Mitsui Financial Group, Inc		1.474	07/08/25	13,709,480
11,500,000		SVB Financial Group		2.100	05/15/28	11,609,197
7,569,000		SVB Financial Group		3.125	06/05/30	8,096,529
12,800,000		SVB Financial Group		1.800	02/02/31	12,282,690
3,296,000		SVB Financial Group		4.100	N/A‡	3,387,629
5,000,000		SVB Financial Group		4.000	N/A‡	5,125,000
6,000,000		Truist Financial Corp		3.700	06/05/25	6,568,363
14,350,000		Truist Financial Corp		1.267	03/02/27	14,298,989
5,000,000		Truist Financial Corp		4.950	N/A‡	5,461,600
14,200,000	g,i	UBS AG.	SOFR + 0.450%	0.500	08/09/24	14,305,080
11,675,000	g	UBS Group AG.		1.494	08/10/27	11,539,813
1,540,000	g,i	UniCredit S.p.A	LIBOR 3 M + 3.900%	4.033	01/14/22	1,554,516
7,948,000	g	UniCredit S.p.A		6.572	01/14/22	8,076,968
15,000,000	g	UniCredit S.p.A		2.569	09/22/26	15,251,176
3,600,000	g	UniCredit S.p.A		5.459	06/30/35	3,971,680
14,470,000	g	United Overseas Bank Ltd		2.000	10/14/31	14,468,119
5,800,000	g	USAA Capital Corp		1.500	05/01/23	5,901,846
7,435,000	g	USAA Capital Corp		2.125	05/01/30	7,489,266
		TOTAL BANKS				667,569,738

CAPITAL GOODS - 1.5%
10,450,000		Carrier Global Corp		2.700	02/15/31	10,759,691
4,000,000		CNH Industrial Capital LLC		1.950	07/02/23	4,088,715
220

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$3,053,000		CNH Industrial NV		3.850%	11/15/27	$3,404,393
4,925,000		Johnson Controls International plc		1.750	09/15/30	4,780,328
6,900,000		Lennox International, Inc		1.350	08/01/25	6,901,459
4,900,000		Lennox International, Inc		1.700	08/01/27	4,863,958
9,800,000		Masco Corp		1.500	02/15/28	9,534,248
10,000,000		Otis Worldwide Corp		3.112	02/15/40	10,250,004
3,400,000		Roper Technologies, Inc		1.400	09/15/27	3,357,629
6,275,000	g,i	Siemens Financieringsmaatschappij NV	SOFR + 0.430%	0.480	03/11/24	6,328,086
12,500,000	g	Siemens Financieringsmaatschappij NV		1.200	03/11/26	12,455,116
10,500,000	g	Triton Container International Ltd		1.150	06/07/24	10,482,963
7,000,000	g	Triton Container International Ltd		3.150	06/15/31	7,065,618
6,525,000		Xylem, Inc		1.950	01/30/28	6,564,745
3,575,000		Xylem, Inc		2.250	01/30/31	3,577,843
		TOTAL CAPITAL GOODS				104,414,796

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
7,500,000		Mather Foundation		2.675	10/01/31	7,478,181
15,760,000		Rockefeller Foundation		2.492	10/01/50	15,377,407
14,925,000		Waste Connections, Inc		2.200	01/15/32	14,713,581
12,450,000		Waste Connections, Inc		2.950	01/15/52	12,181,738
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				49,750,907

CONSUMER DURABLES & APPAREL - 0.1%
6,700,000		Whirlpool Corp		2.400	05/15/31	6,698,757
		TOTAL CONSUMER DURABLES & APPAREL				6,698,757

CONSUMER SERVICES - 1.1%
2,800,000		Bush Foundation		2.754	10/01/50	2,740,319
10,750,000		Conservation Fund		3.474	12/15/29	11,346,967
4,040,000		Henry J Kaiser Family Foundation		3.356	12/01/25	4,182,573
4,500,000		Low Income Investment Fund		3.386	07/01/26	4,742,126
10,000,000		Low Income Investment Fund		3.711	07/01/29	10,655,898
7,850,000	i	Nature Conservancy	LIBOR 3 M + 1.080%	1.206	02/01/24	7,886,534
4,100,000		New York Public Library Astor Lenox & Tilden Foundations		4.305	07/01/45	5,043,136
70,000		Salvation Army		5.637	09/01/26	83,383
5,000,000		Salvation Army		4.528	09/01/48	5,498,424
6,850,000		Starbucks Corp		2.450	06/15/26	7,197,776
11,440,000		Wisconsin Alumni Research Foundation		3.564	10/01/49	12,532,355
5,000,000		YMCA of Greater New York		5.021	08/01/38	5,476,844
1,500,000		YMCA of Greater New York		5.151	08/01/48	1,703,349
		TOTAL CONSUMER SERVICES				79,089,684

DIVERSIFIED FINANCIALS - 5.4%
10,800,000		AerCap Ireland Capital DAC		1.750	01/30/26	10,689,673
2,125,000		Bank of New York Mellon Corp		2.661	05/16/23	2,155,691
3,150,000		Bank of New York Mellon Corp		4.700	N/A‡	3,457,125
21,400,000	g	BPCE S.A.		1.652	10/06/26	21,425,424
10,750,000		Century Housing Corp		3.995	11/01/21	10,749,282
8,725,000		Charles Schwab Corp		4.000	N/A‡	8,999,838
11,645,000		Community Preservation Corp		2.867	02/01/30	12,071,903
16,425,000	g	Credit Suisse Group AG.		1.305	02/02/27	16,052,132
221

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$10,050,000	g	Credit Suisse Group AG.		3.091%	05/14/32	$10,276,385
5,820,000		Enterprise Community Loan Fund, Inc		4.152	11/01/28	6,026,202
10,000,000		Ford Foundation		2.815	06/01/70	9,904,790
13,300,000		Goldman Sachs Group, Inc		0.855	02/12/26	13,171,902
24,500,000		Morgan Stanley		0.791	01/22/25	24,498,897
11,950,000		Morgan Stanley		0.985	12/10/26	11,737,768
12,475,000		Morgan Stanley		1.512	07/20/27	12,415,691
17,500,000		Morgan Stanley		2.239	07/21/32	17,198,776
14,150,000		Morgan Stanley		2.484	09/16/36	13,848,981
11,600,000	g,i	NatWest Markets plc	SOFR + 0.530%	0.580	08/12/24	11,665,628
7,500,000	g	NatWest Markets plc		0.800	08/12/24	7,484,175
16,500,000	g	NatWest Markets plc		1.600	09/29/26	16,490,997
10,000,000	g	NongHyup Bank		1.250	07/20/25	9,956,324
2,127,000		Reinvestment Fund, Inc		3.166	11/01/23	2,187,377
3,000,000		Reinvestment Fund, Inc		3.600	02/15/24	3,128,393
2,500,000		Reinvestment Fund, Inc		3.366	11/01/24	2,620,916
5,000,000		Reinvestment Fund, Inc		3.513	11/01/25	5,316,319
5,000,000		Reinvestment Fund, Inc		3.880	02/15/27	5,478,243
10,500,000	g	Societe Generale S.A.		1.792	06/09/27	10,443,018
11,150,000	g	Societe Generale S.A.		2.889	06/09/32	11,213,107
5,000,000		State Street Corp		2.653	05/15/23	5,073,064
8,100,000	g	Swiss Re Finance Luxembourg SA		5.000	04/02/49	9,294,329
4,823,000	g	UBS Group AG		1.008	07/30/24	4,854,227
14,700,000	g	UBS Group AG		1.364	01/30/27	14,562,962
9,000,000		Unilever Capital Corp		0.626	08/12/24	9,014,243
13,750,000		Unilever Capital Corp		2.000	07/28/26	14,271,068
5,528,000		Unilever Capital Corp		2.125	09/06/29	5,650,240
6,125,000		Unilever Capital Corp		1.375	09/14/30	5,854,278
8,475,000		Unilever Capital Corp		1.750	08/12/31	8,261,295
9,425,000		Unilever Capital Corp		2.625	08/12/51	9,085,445
3,450,000	g	WLB Asset II B Pte Ltd		3.950	12/10/24	3,441,437
1,925,000	g	WLB Asset II Pte Ltd		4.000	01/14/24	1,954,307
		TOTAL DIVERSIFIED FINANCIALS				381,981,852

ENERGY - 2.6%
7,500,000	g	Aker BP ASA		2.875	01/15/26	7,926,369
10,000,000	g	Aker BP ASA		4.000	01/15/31	10,877,015
2,650,000		Cenovus Energy, Inc		2.650	01/15/32	2,599,903
6,550,000		Cenovus Energy, Inc		3.750	02/15/52	6,364,934
7,500,000	i	Enbridge, Inc	SOFR + 0.400%	0.450	02/17/23	7,521,000
7,600,000		Enbridge, Inc		2.500	01/15/25	7,916,154
8,175,000		Enbridge, Inc		3.400	08/01/51	8,235,964
5,830,000		Enbridge, Inc		5.750	07/15/80	6,587,609
7,375,000		EQT Corp		6.625	02/01/25	8,441,056
1,000,000		Equinor ASA		2.450	01/17/23	1,027,199
2,000,000		Equinor ASA		3.700	03/01/24	2,147,182
7,725,000		Equinor ASA		2.375	05/22/30	7,946,508
3,000,000		Equinor ASA		3.950	05/15/43	3,452,522
9,110,000		Equinor ASA		3.250	11/18/49	9,653,264
1,925,000		ONEOK, Inc		4.000	07/13/27	2,133,460
7,246,000		ONEOK, Inc		3.400	09/01/29	7,727,698
13,500,000		ONEOK, Inc		3.100	03/15/30	14,091,438
3,350,000		ONEOK, Inc		4.950	07/13/47	3,960,098
10,000,000		ONEOK, Inc		4.450	09/01/49	11,177,377
222

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$5,725,000	g	Renewable Energy Group, Inc		5.875%	06/01/28	$5,918,219
11,700,000	g	Santos Finance Ltd		3.649	04/29/31	11,914,826
7,540,000	g	Sunnova Energy Corp		5.875	09/01/26	7,681,375
6,000,000		Total Capital International S.A.		2.434	01/10/25	6,274,751
12,850,000		Total Capital International S.A.		2.986	06/29/41	13,066,858
11,550,000		Total Capital International S.A.		3.127	05/29/50	11,613,358
		TOTAL ENERGY				186,256,137

FOOD & STAPLES RETAILING - 0.2%
3,563,000	g,i	7-Eleven, Inc	LIBOR 3 M + 0.450%	0.578	08/10/22	3,563,892
11,225,000		SYSCO Corp		2.400	02/15/30	11,393,438
		TOTAL FOOD & STAPLES RETAILING				14,957,330

FOOD, BEVERAGE & TOBACCO - 0.5%
6,150,000	g	Coca-Cola European Partners plc		1.500	01/15/27	6,104,667
10,500,000	g	NBM US Holdings, Inc		6.625	08/06/29	11,529,105
15,310,000		PepsiCo, Inc		2.875	10/15/49	15,595,618
		TOTAL FOOD, BEVERAGE & TOBACCO				33,229,390

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
10,000,000	i	Cigna Corp	LIBOR 3 M + 0.890%	1.016	07/15/23	10,122,391
6,900,000		Cigna Corp		0.613	03/15/24	6,884,892
10,150,000		Cigna Corp		2.375	03/15/31	10,242,264
7,000,000		PerkinElmer, Inc		2.250	09/15/31	6,905,411
10,385,000		Stanford Health Care		3.027	08/15/51	10,759,565
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				44,914,523

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
5,900,000		Kimberly-Clark Corp		3.950	11/01/28	6,764,473
5,300,000		Procter & Gamble Co		3.000	03/25/30	5,800,055
12,125,000		Procter & Gamble Co		1.200	10/29/30	11,534,521
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				24,099,049

INSURANCE - 1.6%
6,851,000	g	AIA Group Ltd		3.600	04/09/29	7,502,167
10,928,000	g	AIA Group Ltd		3.375	04/07/30	11,785,900
2,400,000		Chubb INA Holdings, Inc		1.375	09/15/30	2,272,452
11,400,000	g	Empower Finance 2020 LP		1.357	09/17/27	11,193,814
4,950,000	g	Empower Finance 2020 LP		1.776	03/17/31	4,758,731
8,075,000		First American Financial Corp		2.400	08/15/31	7,868,311
3,750,000	g	Five Corners Funding Trust		4.419	11/15/23	4,049,379
13,325,000	g	Five Corners Funding Trust II		2.850	05/15/30	13,928,492
4,100,000	g	Great-West Lifeco US Finance 2020 LP		0.904	08/12/25	4,036,769
5,000,000		Progressive Corp		3.700	01/26/45	5,675,046
10,000,000		Prudential Financial, Inc		1.500	03/10/26	10,149,019
4,265,000		Prudential Financial, Inc		3.700	10/01/50	4,444,954
4,499,000		Reinsurance Group of America, Inc		3.900	05/15/29	5,026,205
6,100,000		Reinsurance Group of America, Inc		3.150	06/15/30	6,484,802
5,000,000	g	Swiss Re Treasury US Corp		2.875	12/06/22	5,121,561
6,674,000	g	Swiss Re Treasury US Corp		4.250	12/06/42	8,128,744
		TOTAL INSURANCE				112,426,346
223

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

MATERIALS - 1.5%
	$10,588,000	g	Air Liquide Finance S.A.		2.500%	09/27/26	$11,184,403
	7,250,000	g	Celulosa Arauco y Constitucion S.A.		4.200	01/29/30	7,811,875
	10,000,000	g	Celulosa Arauco y Constitucion S.A.		5.150	01/29/50	11,325,100
	4,200,000	g	Ecolab, Inc		2.750	08/18/55	4,035,534
	5,600,000	g	International Flavors & Fragrances, Inc		2.300	11/01/30	5,552,220
	1,934,000		International Paper Co		4.800	06/15/44	2,438,534
	3,389,000		International Paper Co		4.350	08/15/48	4,148,324
	5,750,000	g	Inversiones CMPC S.A.		4.375	04/04/27	6,345,125
EUR	2,500,000	g	LG Chem Ltd		0.500	04/15/23	2,919,239
	$5,940,000	g	LG Chem Ltd		3.625	04/15/29	6,505,038
	14,500,000	i	LYB International Finance III LLC	LIBOR 3 M + 1.000%	1.131	10/01/23	14,508,442
	5,925,000		LYB International Finance III LLC		3.375	10/01/40	6,152,739
	5,000,000		Newmont Corp		2.250	10/01/30	4,973,689
	9,875,000		PPG Industries, Inc		1.200	03/15/26	9,833,344
	10,000,000	e	Teck Resources Ltd		3.900	07/15/30	10,857,884
			TOTAL MATERIALS				108,591,490

MEDIA & ENTERTAINMENT - 0.5%
	10,000,000	e	Alphabet, Inc		1.100	08/15/30	9,447,000
	5,000,000		Comcast Corp		3.200	07/15/36	5,325,322
	3,650,000		Discovery Communications LLC		4.000	09/15/55	3,816,800
	10,000,000	g	NTT Finance Corp		1.162	04/03/26	9,942,707
	7,500,000	g	NTT Finance Corp		2.065	04/03/31	7,545,307
	2,320,000		Smithsonian Institution		2.645	09/01/39	2,347,759
			TOTAL MEDIA & ENTERTAINMENT				38,424,895

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.7%
	10,000,000		Amgen, Inc		2.000	01/15/32	9,616,726
	10,875,000		Amgen, Inc		3.000	01/15/52	10,432,598
	4,800,000		Bristol-Myers Squibb Co		2.350	11/13/40	4,567,290
	7,700,000		Bristol-Myers Squibb Co		2.550	11/13/50	7,229,938
	6,275,000		Gilead Sciences, Inc		1.200	10/01/27	6,142,346
	5,350,000		Gilead Sciences, Inc		2.600	10/01/40	5,093,512
	14,150,000		Gilead Sciences, Inc		2.800	10/01/50	13,339,130
	10,000,000		Pfizer, Inc		1.750	08/18/31	9,772,952
	7,725,000	g,i	Roche Holdings, Inc	SOFR + 0.240%	0.290	03/05/24	7,743,370
	12,500,000	g	Roche Holdings, Inc		0.991	03/05/26	12,377,218
	5,674,000	g	Roche Holdings, Inc		2.375	01/28/27	5,935,560
	14,681,000		Takeda Pharmaceutical Co Ltd		2.050	03/31/30	14,450,729
	8,500,000		Takeda Pharmaceutical Co Ltd		3.175	07/09/50	8,613,707
	3,850,000		Thermo Fisher Scientific, Inc		2.000	10/15/31	3,766,649
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				119,081,725

REAL ESTATE - 1.9%
	1,975,000		Brandywine Operating Partnership LP		3.950	02/15/23	2,048,700
	6,225,000		Brandywine Operating Partnership LP		3.950	11/15/27	6,771,913
	6,875,000		Brixmor Operating Partnership LP		3.900	03/15/27	7,542,997
	6,600,000		Brixmor Operating Partnership LP		2.250	04/01/28	6,656,241
	4,175,000		Brixmor Operating Partnership LP		2.500	08/16/31	4,113,497
	5,975,000		Corporate Office Properties LP		2.750	04/15/31	6,035,607
	6,600,000		Duke Realty LP		2.875	11/15/29	6,953,585
224

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$11,400,000		Equinix, Inc		1.000%	09/15/25	$11,243,439
2,350,000		Equinix, Inc		1.800	07/15/27	2,361,298
6,900,000		Federal Realty Investment Trust		1.250	02/15/26	6,840,791
10,000,000	g	HAT Holdings I LLC		3.375	06/15/26	10,150,000
10,000,000	g	HAT Holdings I LLC		3.750	09/15/30	10,100,000
4,725,000		Kilroy Realty LP		3.450	12/15/24	5,043,071
14,350,000		Kilroy Realty LP		2.500	11/15/32	14,128,906
3,125,000		Life Storage LP		2.200	10/15/30	3,098,726
2,516,000		Piedmont Operating Partnership LP		3.400	06/01/23	2,602,603
9,157,000		Regency Centers LP		3.750	06/15/24	9,759,300
8,090,000	g	Scentre Group Trust 2		5.125	09/24/80	8,694,323
7,310,000		UDR, Inc		1.900	03/15/33	6,788,874
3,150,000		Vornado Realty LP		2.150	06/01/26	3,199,391
2,775,000		Vornado Realty LP		3.400	06/01/31	2,871,563
		TOTAL REAL ESTATE				137,004,825

RETAILING - 1.1%
2,800,000		Advance Auto Parts, Inc		1.750	10/01/27	2,787,754
10,000,000		Amazon.com, Inc		0.250	05/12/23	10,017,890
5,200,000		AutoNation, Inc		2.400	08/01/31	5,067,879
7,200,000		Home Depot, Inc		2.500	04/15/27	7,641,373
10,000,000		Home Depot, Inc		1.375	03/15/31	9,483,588
5,000,000		Home Depot, Inc		3.350	04/15/50	5,409,372
13,352,000		Kohl’s Corp		3.375	05/01/31	13,740,276
5,525,000		Lowe’s Cos, Inc		2.800	09/15/41	5,374,517
18,025,000		Walmart, Inc		1.800	09/22/31	17,870,165
		TOTAL RETAILING				77,392,814

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
10,883,000	g	NXP BV		3.400	05/01/30	11,813,016
10,000,000	g	SK Hynix, Inc		2.375	01/19/31	9,706,210
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				21,519,226

SOFTWARE & SERVICES - 0.6%
9,500,000		Automatic Data Processing, Inc		1.700	05/15/28	9,607,899
12,875,000		Automatic Data Processing, Inc		1.250	09/01/30	12,240,444
7,725,000		Mastercard, Inc		1.900	03/15/31	7,751,157
10,000,000		Visa, Inc		1.100	02/15/31	9,370,200
		TOTAL SOFTWARE & SERVICES				38,969,700

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
5,750,000		Apple, Inc		3.000	06/20/27	6,294,778
4,750,000	g	HP, Inc		2.650	06/17/31	4,702,950
11,250,000	g	New York State Electric & Gas Corp		2.150	10/01/31	11,099,685
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				22,097,413

TELECOMMUNICATION SERVICES - 0.9%
9,000,000	i	Verizon Communications, Inc	SOFR + 0.790%	0.840	03/20/26	9,152,280
14,225,000		Verizon Communications, Inc		2.550	03/21/31	14,399,831
9,825,000		Verizon Communications, Inc		3.400	03/22/41	10,260,663
18,825,000		Verizon Communications, Inc		3.550	03/22/51	19,852,787
10,000,000		Vodafone Group plc		4.125	06/04/81	10,125,400
		TOTAL TELECOMMUNICATION SERVICES				63,790,961
225

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

TRANSPORTATION - 0.7%
$2,341,326		Delta Air Lines, Inc		4.250%	07/30/23	$2,432,069
2,850,000		Delta Air Lines, Inc		3.204	04/25/24	3,007,999
13,700,000		Delta Air Lines, Inc		3.404	04/25/24	14,053,509
5,600,000		Delta Air Lines, Inc		2.900	10/28/24	5,734,221
3,637,000	g	Delta Air Lines, Inc		7.000	05/01/25	4,241,651
7,239,587		Delta Air Lines, Inc		2.000	06/10/28	7,202,099
10,915,693		Delta Air Lines, Inc		2.500	06/10/28	10,970,984
2,500,000		Kansas City Southern		4.300	05/15/43	2,941,420
		TOTAL TRANSPORTATION				50,583,952

UTILITIES - 9.9%
10,875,000		AES Corp		1.375	01/15/26	10,732,232
10,900,000		AES Corp		2.450	01/15/31	10,750,052
8,750,000	g	AES Gener S.A.		6.350	10/07/79	9,255,488
12,350,000		Ameren Illinois Co		2.900	06/15/51	12,529,248
4,375,000		Arizona Public Service Co		3.750	05/15/46	4,818,885
4,500,000		Atlantic City Electric Co		2.300	03/15/31	4,561,650
5,420,000	g	Atlantica Sustainable Infrastructure plc		4.125	06/15/28	5,601,570
11,925,000	i	Atmos Energy Corp	LIBOR 3 M + 0.380%	0.496	03/09/23	11,926,626
14,749,000		Avangrid, Inc		3.200	04/15/25	15,708,115
7,500,000		Avangrid, Inc		3.800	06/01/29	8,350,900
5,025,000		Avista Corp		4.350	06/01/48	6,246,292
5,025,000	g	Azure Power Solar Energy Pvt Ltd		5.650	12/24/24	5,295,265
10,000,000	g	Brooklyn Union Gas Co		4.487	03/04/49	11,654,262
9,850,000		CenterPoint Energy Houston Electric LLC		2.350	04/01/31	10,043,495
12,350,000		CenterPoint Energy Houston Electric LLC		3.350	04/01/51	13,445,232
19,400,000	i	CenterPoint Energy Resources Corp	LIBOR 3 M + 0.500%	0.620	03/02/23	19,403,087
3,250,000	g	Clearway Energy Operating LLC		4.750	03/15/28	3,440,450
10,000,000	g	Clearway Energy Operating LLC		3.750	02/15/31	10,025,000
3,050,000		CMS Energy Corp		4.750	06/01/50	3,430,976
17,500,000		Commonwealth Edison Co		2.750	09/01/51	16,753,244
8,170,000	g	Consorcio Transmantaro SA		4.700	04/16/34	9,058,488
13,850,000		Consumers Energy Co		2.500	05/01/60	12,101,423
6,027,761	g	Continental Wind LLC		6.000	02/28/33	6,901,354
5,002,200	g	Continuum Energy Levanter Pte Ltd		4.500	02/09/27	5,177,277
7,115,000		Dominion Energy, Inc		3.600	03/15/27	7,815,992
8,525,000		Dominion Energy, Inc		2.250	08/15/31	8,498,148
4,850,000		Dominion Energy, Inc (Step Bond)		3.071	08/15/24	5,126,489
11,725,000		DTE Electric Co		1.900	04/01/28	11,886,176
5,000,000		DTE Electric Co		3.950	03/01/49	5,903,578
9,025,000		DTE Electric Co		3.250	04/01/51	9,544,141
12,000,000		DTE Energy Co		2.850	10/01/26	12,718,001
10,000,000		Duke Energy Florida LLC		2.500	12/01/29	10,342,811
3,350,000	g	East Ohio Gas Co		1.300	06/15/25	3,357,943
8,850,000		Eastern Energy Gas Holdings LLC		2.500	11/15/24	9,267,751
6,575,000	g	EDP Finance BV		3.625	07/15/24	7,025,333
2,312,000	g	EDP Finance BV		1.710	01/24/28	2,272,152
9,559,000	g	Electricite de France S.A.		3.625	10/13/25	10,391,229
10,000,000		Essential Utilities, Inc		2.704	04/15/30	10,313,704
7,800,000		Essential Utilities, Inc		3.351	04/15/50	8,004,760
4,250,000		Evergy, Inc		2.550	07/01/26	4,467,068
226

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$8,882,000		Georgia Power Co		3.250%	04/01/26	$9,520,454
250,000		Georgia Power Co		3.250	03/15/51	251,649
11,475,000	g	Hanwha Energy USA Holdings Corp		2.375	07/30/22	11,634,634
8,550,000	g	India Cleantech Energy		4.700	08/10/26	8,652,515
9,700,000		Interstate Power & Light Co		3.500	09/30/49	10,551,445
7,925,000	g	Korea Hydro & Nuclear Power Co Ltd		3.750	07/25/23	8,378,747
15,000,000	g	Liberty Utilities Finance GP		2.050	09/15/30	14,513,055
6,875,000		MidAmerican Energy Co		3.100	05/01/27	7,475,693
2,430,000		MidAmerican Energy Co		3.650	08/01/48	2,726,445
3,820,000		MidAmerican Energy Co		3.150	04/15/50	3,998,289
12,626,000		National Fuel Gas Co		5.500	01/15/26	14,543,244
11,274,000		National Fuel Gas Co		2.950	03/01/31	11,415,585
14,775,000	i	NextEra Energy Capital Holdings, Inc	LIBOR 3 M + 0.270%	0.401	02/22/23	14,776,324
10,000,000	g	Niagara Mohawk Power Corp		1.960	06/27/30	9,711,646
750,000	g	Niagara Mohawk Power Corp		4.278	10/01/34	858,018
4,408,000		NorthWestern Corp		4.176	11/15/44	5,080,862
6,975,000		OGE Energy Corp		0.703	05/26/23	6,975,583
16,250,000		PacifiCorp		2.900	06/15/52	15,813,594
1,925,000	g	Pattern Energy Operations LP		4.500	08/15/28	2,006,813
7,075,000		Piedmont Natural Gas Co, Inc		3.350	06/01/50	7,227,507
5,925,000		PSEG Power LLC		3.850	06/01/23	6,232,678
3,625,000		Public Service Co of Colorado		3.200	03/01/50	3,841,713
1,000,000		Public Service Co of New Hampshire		3.500	11/01/23	1,055,886
2,975,000		Public Service Co of New Hampshire		3.600	07/01/49	3,343,700
6,150,000		Public Service Electric & Gas Co		3.200	08/01/49	6,435,445
7,500,000		San Diego Gas & Electric Co		4.150	05/15/48	9,001,288
13,550,000		San Diego Gas & Electric Co		2.950	08/15/51	13,428,059
1,000,000		Sempra Energy		2.875	10/01/22	1,016,725
10,000,000		Sempra Energy		4.875	N/A‡	10,850,000
2,471,971	g	Solar Star Funding LLC		3.950	06/30/35	2,609,099
4,915,551	g	Solar Star Funding LLC		5.375	06/30/35	5,700,803
13,788,000		Southern Power Co		4.150	12/01/25	15,276,753
2,875,000		Southwestern Public Service Co		3.750	06/15/49	3,264,963
18,529,000		Southwestern Public Service Co		3.150	05/01/50	19,415,154
9,576,360	g	Star Energy Geothermal Wayang Windu Ltd		6.750	04/24/33	10,964,932
5,000,000	g	TerraForm Power Operating LLC		5.000	01/31/28	5,368,750
7,734,145	g	Topaz Solar Farms LLC		4.875	09/30/39	8,337,696
819,870	g	Topaz Solar Farms LLC		5.750	09/30/39	982,228
9,360,000		Tucson Electric Power Co		1.500	08/01/30	8,854,895
8,632,164	g	UEP Penonome II S.A.		6.500	10/01/38	8,999,117
15,000,000		Union Electric Co		2.150	03/15/32	14,864,529
16,400,000		Union Electric Co		2.625	03/15/51	15,540,868
		TOTAL UTILITIES				695,643,270

		TOTAL CORPORATE BONDS				3,128,914,359
		(Cost $3,071,904,213)

GOVERNMENT BONDS - 42.7%

AGENCY SECURITIES - 3.9%
1,634,000		Canal Barge Co, Inc		4.500	11/12/34	1,854,393
512,723		Ethiopian Leasing LLC		2.566	08/14/26	540,606
327,021		Excalibur One 77B LLC		1.492	01/01/25	331,470
11,250,000		Federal Home Loan Mortgage Corp (FHLMC)		0.125	07/25/22	11,254,146
23,000,000		FHLMC		0.375	05/05/23	23,045,741
227

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$18,700,000		FHLMC		0.250%	08/24/23	$18,692,529
13,600,000		FHLMC		0.250	09/08/23	13,590,237
22,692,000		FHLMC		0.250	12/04/23	22,643,023
14,000,000		FHLMC		1.500	02/12/25	14,403,350
17,500,000		Federal National Mortgage Association (FNMA)		0.250	07/10/23	17,495,883
8,600,000		FNMA		0.625	04/22/25	8,582,936
16,800,000		FNMA		0.875	08/05/30	15,814,747
7,909,000		Hashemite Kingdom of Jordan Government AID Bond		3.000	06/30/25	8,463,124
5,097,014		HNA LLC		2.369	09/18/27	5,328,033
715,500	i	Housing and Urban Development Corp Ltd	LIBOR 6 M + 0.035%	0.184	09/15/30	709,472
7,192,000		Iraq Government AID Bond		2.149	01/18/22	7,232,982
1,111,109	i	Jupiter Aircraft Leasing LLC	LIBOR 3 M + 0.240%	0.367	08/19/23	1,109,621
1,111,107	i	Jupiter Aircraft Leasing LLC	LIBOR 3 M + 0.240%	0.365	09/22/23	1,106,174
2,065,000		New York Society for the Relief of the Ruptured & Crippled		2.881	12/20/31	2,105,367
1,308,240		Overseas Private Investment Corp (OPIC)		2.040	12/15/26	1,340,394
4,386,904		OPIC		3.220	09/15/29	4,784,444
5,567,685		OPIC		1.790	10/15/29	5,733,104
13,919,213		OPIC		2.360	10/15/29	14,671,802
964,800		OPIC		4.140	05/15/30	1,097,449
861,835		OPIC		3.330	05/15/33	953,937
967,818		OPIC		2.810	07/31/33	1,051,175
774,254		OPIC		2.940	07/31/33	847,431
1,124,370		OPIC		3.250	07/31/33	1,251,169
5,928,780		OPIC		2.040	06/15/35	6,137,697
10,000,000		OPIC		2.290	07/15/38	10,508,407
5,500,000		OPIC		2.450	07/15/38	5,848,652
1,926,000		Private Export Funding Corp (PEFCO)		3.550	01/15/24	2,055,751
1,000,000		PEFCO		3.250	06/15/25	1,070,973
13,455,681	†	Thirax LLC		0.968	01/14/33	13,250,796
1,775,000		United States International Development Finance Corp		1.440	04/15/28	1,787,630
1,000,000		United States International Development Finance Corp		1.650	04/15/28	1,018,853
1,716,703		United States International Development Finance Corp		1.050	10/15/29	1,714,145
4,300,000	†	United States International Development Finance Corp		1.670	07/15/38	4,301,750
2,500,000		US Department of Housing and Urban Development (HUD)		2.618	08/01/23	2,599,114
2,000,000		HUD		2.800	08/01/23	2,086,102
371,000		HUD		2.910	08/01/23	374,322
2,257,000		HUD		2.960	08/01/24	2,276,367
3,726,000		HUD		2.870	08/01/27	4,031,370
420,000		HUD		5.380	08/01/27	426,708
4,675,000		HUD		2.985	08/01/28	5,109,628
1,931,000		HUD		3.185	08/01/29	2,116,178
1,750,000		HUD		3.585	08/01/37	1,978,181
1,000,000		VCM Lease S.A.		2.516	09/28/27	1,049,506
713,000		Vessel Management Services, Inc		3.432	08/15/36	777,624
253,000		Vessel Management Services, Inc		3.477	01/16/37	276,735
2,343,527	i	Washington Aircraft 2 Co Ltd	LIBOR 3 M + 0.430%	0.562	06/26/24	2,347,414
		TOTAL AGENCY SECURITIES				279,178,642
228

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

FOREIGN GOVERNMENT BONDS - 5.8%
	$2,700,000		African Development Bank		3.000%	12/06/21	$2,713,418
	12,750,000		African Development Bank		0.750	04/03/23	12,844,242
	11,850,000	g	Arab Petroleum Investments Corp		1.483	10/06/26	11,854,134
	1,000,000		Asian Development Bank		1.875	08/10/22	1,014,860
	1,000,000		Asian Development Bank		2.125	03/19/25	1,049,080
	9,732,000		Asian Development Bank		1.750	08/14/26	10,058,703
	13,489,000		Asian Development Bank		3.125	09/26/28	15,123,709
	12,500,000		Asian Development Bank		1.500	03/04/31	12,417,168
EUR	7,925,000	g	Banque Ouest Africaine de Developpement		2.750	01/22/33	9,805,213
	$7,500,000	g	BNG Bank NV		2.625	02/27/24	7,883,775
CLP	9,475,000,000	g	Bonos de la Tesoreria de la Republica en pesos		2.300	10/01/28	9,712,226
	$8,500,000	g	Caisse d’Amortissement de la Dette Sociale		0.375	09/23/25	8,343,685
	5,000,000	g	Caisse d’Amortissement de la Dette Sociale		1.375	01/20/31	4,864,737
	7,000,000	g	CDP Financial, Inc		1.000	05/26/26	6,985,126
	10,050,000		Chile Government International Bond		3.100	05/07/41	9,698,451
	9,500,000		Chile Government International Bond		3.500	01/25/50	9,485,750
	12,500,000	g	Development Bank of Japan, Inc		0.500	03/04/24	12,455,457
	9,875,000	g	Egypt Government International Bond		5.250	10/06/25	10,082,617
	200,000	i	European Bank for Reconstruction & Development	LIBOR 3 M + 0.010%	0.137	05/11/22	200,008
	15,000,000		European Bank for Reconstruction & Development		1.625	09/27/24	15,457,642
	1,000,000		European Bank for Reconstruction & Development		1.500	02/13/25	1,027,271
	1,250,000		European Investment Bank		2.375	05/24/27	1,334,122
	3,725,000		European Investment Bank		0.625	10/21/27	3,599,436
	10,500,000		European Investment Bank		1.625	10/09/29	10,662,604
	10,279,000		European Investment Bank		0.750	09/23/30	9,623,613
	9,300,000	g	European Stability Mechanism		1.375	09/11/24	9,506,206
	3,650,000	g	Guatemala Government International Bond		5.375	04/24/32	4,142,750
	5,000,000	i	Inter-American Development Bank	LIBOR 3 M + 0.010%	0.136	01/15/22	5,000,446
	10,000,000		International Bank for Reconstruction & Development		0.625	04/22/25	9,966,375
	4,750,000		International Bank for Reconstruction & Development		3.125	11/20/25	5,199,978
	2,900,000		International Bank for Reconstruction & Development		2.750	05/31/36	2,895,073
	10,450,000	g	International Development Association		2.750	04/24/23	10,848,952
	6,500,000		International Finance Corp		1.546	11/04/21	6,506,758
	110,000	i	International Finance Corp	LIBOR 3 M + 0.070%	0.186	12/15/22	110,066
	7,375,000		International Finance Corp		0.500	03/20/23	7,404,131
	3,250,000		International Finance Corp		2.125	04/07/26	3,418,143
	3,350,000	g	Japan Finance Organization for Municipalities		3.375	09/27/23	3,535,947
	8,750,000		Japan International Cooperation Agency		1.750	04/28/31	8,764,819
	6,000,000	g	Kommunalbanken AS.		2.125	02/11/25	6,280,192
	5,500,000	i	Korea Development Bank International Bond	LIBOR 3 M + 0.725%	0.863	07/06/22	5,524,216
	10,100,000	g	Korea Electric Power Corp		1.125	06/15/25	10,045,763
	11,750,000		Kreditanstalt fuer Wiederaufbau		0.250	03/08/24	11,694,356
	13,250,000		Landwirtschaftliche Rentenbank		0.875	09/03/30	12,487,354
	100,000	g	Nederlandse Waterschapsbank NV		2.125	11/15/21	100,228
	6,000,000	g	Nederlandse Waterschapsbank NV		3.125	12/05/22	6,202,690
229

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$10,000,000	g	Nederlandse Waterschapsbank NV		1.750%	01/15/25	$10,340,922
7,750,000	g	Nederlandse Waterschapsbank NV		2.375	03/24/26	8,219,140
2,723,000		North American Development Bank		2.400	10/26/22	2,778,591
6,000,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	6,257,520
6,600,000	g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	7,128,990
500,000		Province of Manitoba Canada		3.050	05/14/24	532,129
5,000,000		Province of Quebec Canada		2.750	04/12/27	5,397,994
15,000,000		Province of Quebec Canada		1.900	04/21/31	15,210,255
10,000,000		Republic of Italy Government International Bond		2.875	10/17/29	10,362,663
10,750,000		Republic of Italy Government International Bond		4.000	10/17/49	11,865,941
4,250,000		Seychelles International Bond		6.500	10/11/28	3,931,250
		TOTAL FOREIGN GOVERNMENT BONDS				409,956,885

MORTGAGE BACKED - 17.1%
875,000		Federal Home Loan Mortgage Corp (FHLMC)		3.000	10/15/33	937,207
124,702		FHLMC		4.000	06/01/42	136,205
465,738		FHLMC		3.500	08/15/43	476,520
9,628,724		FHLMC		3.500	03/15/44	10,197,553
702,597	i	FHLMC	LIBOR 1 M + 5.920%	5.836	03/15/44	124,566
6,379,372		FHLMC		4.000	10/01/47	7,055,428
23,136,236		FHLMC		4.000	06/01/48	25,370,170
1,084,606	i	FHLMC	LIBOR 1 M + 9.920%	9.786	06/15/48	1,253,078
5,996,911		FHLMC		4.000	07/01/48	6,601,503
963,862	i	FHLMC	LIBOR 1 M + 9.840%	9.706	10/15/48	1,149,554
5,411,497		FHLMC		4.000	09/01/49	5,931,511
2,999,003		FHLMC		3.000	11/01/49	3,188,280
9,884,511		FHLMC		2.000	09/25/50	1,157,389
12,328,109		FHLMC		2.500	11/25/50	2,046,959
16,531,776		FHLMC		2.500	02/25/51	2,852,381
124,876		Federal Home Loan Mortgage Corp Gold (FGLMC)		5.000	06/01/36	142,368
115,570		FGLMC		4.500	12/01/43	129,315
123,593		FGLMC		4.500	02/01/44	137,681
1,023,918		FGLMC		5.000	08/01/44	1,169,944
169,601		FGLMC		3.500	04/01/45	185,589
3,923,647		FGLMC		3.500	08/01/45	4,312,173
1,214,079		FGLMC		4.000	12/01/45	1,347,214
2,334,187		FGLMC		3.500	02/01/47	2,502,751
280,978		FGLMC		4.500	06/01/47	314,558
462,068		FGLMC		4.000	09/01/47	511,052
89,081		FGLMC		3.500	12/01/47	96,526
488,659		FGLMC		4.000	07/01/48	538,086
2,027,142		FGLMC		4.500	08/01/48	2,264,099
3,750,000		Federal National Mortgage Association (FNMA)		2.125	04/24/26	3,948,779
117,003		FNMA		3.500	07/01/26	124,964
5,435,152	i	FNMA		2.891	02/25/27	5,840,877
10,000,000	i	FNMA		3.436	06/25/28	11,112,265
15,250,000	i	FNMA		1.561	11/25/30	15,071,505
15,500,000	i	Federal National Mortgage Association (FNMA)		1.250	01/25/31	14,971,177
388,482		FNMA		3.500	05/01/32	417,241
5,811,931		FNMA		3.000	10/01/32	6,140,797
40,900,000	h	FNMA		2.500	10/25/32	42,607,894
60,800,000	h	FNMA		2.000	10/25/35	62,616,875
19,608		FNMA		2.500	08/01/36	20,432
230

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$6,200,000	h	FNMA		1.500%	10/25/36	$6,261,273
154,341		FNMA		5.500	11/01/38	180,172
5,124,407		FNMA		3.000	05/01/40	5,387,319
1,448,093		FNMA		3.500	05/01/40	1,538,837
409,294		FNMA		5.000	09/01/40	462,755
560,256		FNMA		5.000	04/01/41	640,030
2,024,655		FNMA		4.000	09/01/42	2,210,794
421,888		FNMA		3.000	04/25/43	434,975
899,905	i	FNMA	LIBOR 1 M + 5.950%	5.864	09/25/43	167,237
889,167		FNMA		4.000	01/01/44	984,133
44,541		FNMA		4.500	06/01/44	49,192
350,512		FNMA		4.500	06/01/44	390,582
159,917		FNMA		4.500	08/01/44	178,199
306,252		FNMA		4.500	11/01/44	339,241
837,328		FNMA		4.000	01/01/45	914,327
254,007		FNMA		3.000	02/25/45	263,269
388,681		FNMA		3.000	02/25/45	397,666
312,219		FNMA		4.500	03/01/45	344,823
455,235		FNMA		3.000	03/25/45	468,940
1,111,969		FNMA		4.000	06/01/45	1,223,989
1,280,431		FNMA		4.000	12/01/45	1,416,354
1,459,035		FNMA		3.000	12/25/45	1,497,465
816,318		FNMA		3.500	01/01/46	890,971
174,858		FNMA		4.000	01/01/46	193,541
207,456		FNMA		4.000	03/01/46	229,217
969,946		FNMA		4.000	04/01/46	1,067,729
1,232,494		FNMA		3.500	06/01/46	1,345,211
1,531,175		FNMA		3.500	07/01/46	1,671,207
2,218,109		FNMA		3.500	07/01/46	2,419,634
2,360,453		FNMA		3.500	08/01/46	2,568,964
3,531,102		FNMA		3.000	10/01/46	3,648,464
7,994,914		FNMA		3.000	11/01/46	8,450,972
4,069,915		FNMA		3.500	01/01/47	4,339,506
507,306		FNMA		3.000	04/25/47	537,495
174,725		FNMA		4.500	05/01/47	194,983
4,998,177		FNMA		4.000	09/01/47	5,388,564
895,401		FNMA		4.000	10/01/47	960,885
338,666		FNMA		3.000	11/01/47	349,130
5,309,693		FNMA		3.500	11/01/47	5,792,183
366,314		FNMA		4.500	11/01/47	407,862
6,467,285		FNMA		4.000	12/01/47	7,143,774
5,717,996		FNMA		4.000	12/01/47	6,168,220
126,410		FNMA		3.500	01/01/48	137,513
50,101		FNMA		3.500	01/01/48	54,692
4,570,748		FNMA		3.500	01/01/48	4,850,414
1,221,135		FNMA		4.500	01/01/48	1,359,645
252,036		FNMA		4.000	02/01/48	270,900
324,924		FNMA		4.500	02/01/48	361,706
2,712,036		FNMA		3.000	02/25/48	2,858,205
13,508,048		FNMA		3.500	03/01/48	14,367,458
652,851		FNMA		4.000	03/01/48	714,336
1,313,368		FNMA		4.500	03/01/48	1,455,733
7,208		FNMA		3.500	04/01/48	7,662
231

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$4,483,830		FNMA	4.000%	04/01/48	$4,798,631
824,628		FNMA	4.500	05/01/48	914,022
607,741		FNMA	4.500	05/01/48	671,192
328,829		FNMA	5.000	08/01/48	366,244
13,857,306		FNMA	4.500	10/01/48	15,596,643
626,583		FNMA	3.000	08/01/49	673,990
9,826,998		FNMA	3.000	01/25/50	10,278,487
18,739,905		FNMA	3.000	07/01/50	20,075,386
5,491,732		FNMA	2.000	08/25/50	645,616
20,985,000	h	FNMA	3.000	10/25/50	21,958,016
15,211,356		FNMA	2.500	11/25/50	2,145,128
5,158,890		FNMA	3.000	02/25/51	765,685
89,630,000	h	FNMA	2.000	10/25/51	89,871,582
47,424,000	h	FNMA	2.500	10/25/51	48,896,738
94,490,000	h	FNMA	2.000	11/25/51	94,574,894
117,340,000	h	FNMA	2.500	11/25/51	120,754,777
96,850,000	h	FNMA	3.000	11/25/51	101,214,340
14,000,000	g,i	Flagstar Mortgage Trust	3.000	10/25/51	14,517,222
645,196		Government National Mortgage Association (GNMA)	2.690	06/15/33	660,871
40,383		GNMA	5.000	06/20/42	46,091
11,925,003		GNMA	2.750	01/15/45	12,697,957
842,161		GNMA	4.000	06/20/46	102,890
42,745,000	h	GNMA	3.000	10/20/46	44,658,507
3,770,449		GNMA	3.500	12/20/46	4,006,649
2,621,288		GNMA	3.500	01/20/47	2,784,733
40,800,000	h	GNMA	3.000	11/20/47	42,554,719
1,473,862		GNMA	3.500	01/20/49	1,598,082
2,200,632		GNMA	3.500	10/20/50	2,374,776
28,365,000	h	GNMA	2.000	10/20/51	28,773,855
128,150,000	h	GNMA	2.500	10/20/51	132,289,846
30,210,000	h	GNMA	2.000	11/20/51	30,587,625
4,162,293	g,i	JP Morgan Mortgage Trust	2.500	01/25/52	4,170,422
4,079,315	g,i	Morgan Stanley Residential Mortgage Loan Trust	2.500	08/25/51	4,089,831
		TOTAL MORTGAGE BACKED			1,211,076,261

MUNICIPAL BONDS - 6.6%
2,000,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	2,132,191
3,000,000		California Earthquake Authority	1.477	07/01/23	3,049,469
1,310,000	g	California Municipal Finance Authority	4.250	11/01/23	1,313,664
6,400,000	g	California Municipal Finance Authority	6.375	11/15/48	6,819,208
12,250,000		Chicago Housing Authority	4.361	01/01/38	14,407,757
16,465,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	22,997,587
1,000,000		Chicago Park District	4.095	01/01/26	1,105,787
625,000		Chula Vista Municipal Financing Authority	3.775	12/01/33	661,128
1,350,000		Chula Vista Municipal Financing Authority	3.975	12/01/38	1,411,820
740,000		Chula Vista Municipal Financing Authority	4.075	12/01/41	771,779
4,300,000		Chula Vista Municipal Financing Authority	4.275	12/01/48	4,527,577
5,730,000		City & County of Honolulu HI	3.944	09/01/34	6,472,878
935,000		City & County of San Francisco CA	3.700	04/01/34	1,002,008
440,000		City & County of San Francisco CA	3.750	04/01/35	470,153
5,835,000		City & County of San Francisco CA	3.900	04/01/42	6,222,565
232

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$5,405,000		City & County of San Francisco CA Community Facilities District		3.750%	09/01/37	$5,848,812
4,610,000		City & County of San Francisco CA Community Facilities District		4.221	09/01/39	5,090,626
5,000,000		City & County of San Francisco CA Community Facilities District		4.000	09/01/48	5,353,167
1,925,000		City of Berkeley CA		3.250	09/01/35	2,024,172
8,885,000		City of Berkeley CA		3.750	09/01/43	9,455,734
2,490,000		City of Chicago IL		7.750	01/01/42	3,048,531
510,000		City of Chicago IL		7.750	01/01/42	578,510
650,000		City of Detroit MI		2.511	04/01/25	651,282
745,000		City of Detroit MI		2.711	04/01/26	745,049
525,000		City of Detroit MI		3.644	04/01/34	522,990
2,750,000		City of Florence SC		4.250	12/01/34	2,907,077
4,000,000		City of Los Angeles CA		3.500	09/01/37	4,278,002
9,060,000		City of Los Angeles CA		3.880	09/01/38	9,976,424
870,000	g	City of Miami FL		4.808	01/01/39	963,351
170,000		City of Mount Shasta CA		4.000	08/01/29	205,062
190,000		City of Mount Shasta CA		3.000	08/01/32	207,886
2,685,000		City of Oakland CA		1.830	01/15/27	2,689,187
2,000,000		City of San Angelo TX Water & Sewer Revenue		4.401	02/15/46	2,024,908
12,615,000		City of San Francisco CA Public Utilities Commission Water Revenue		3.303	11/01/39	13,482,505
18,410,000		City of San Francisco CA Public Utilities Commission Water Revenue		2.825	11/01/41	18,585,447
5,750,000		City of San Francisco CA Public Utilities Commission Water Revenue		4.185	11/01/46	6,256,999
1,385,000		City of San Juan Capistrano CA		4.190	08/01/40	1,506,962
360,000		Clean Water Services		5.701	10/01/30	455,216
2,730,000		Commonwealth Financing Authority		3.864	06/01/38	3,101,930
12,450,000	i	Connecticut Housing Finance Authority	SOFR + 0.650%	0.700	05/15/49	12,452,481
5,000,000		County of Alameda CA		3.820	08/01/38	5,493,011
1,500,000		County of Miami-Dade FL Aviation Revenue		2.218	10/01/22	1,527,903
12,020,000		County of Miami-Dade FL Water & Sewer System Revenue		3.490	10/01/42	12,913,822
2,730,000		County of Saline AR		4.000	06/01/37	2,839,335
3,500,000		District of Columbia		3.432	04/01/42	3,687,462
1,900,000		District of Columbia Water & Sewer Authority		4.814	10/01/14	2,708,837
1,550,000	†,g,q	Finance Authority of Maine		5.375	12/15/33	852,500
500,000	†,q	Finance Authority of Maine		5.250	06/15/34	275,000
20,000,000		Grant County Public Utility District No 2		2.918	01/01/40	20,454,366
9,405,000		Grant County Public Utility District No 2		3.210	01/01/40	9,821,115
9,375,000		Great Lakes Water Authority Sewage Disposal System Revenue		3.056	07/01/39	9,929,598
13,265,000		Great Lakes Water Authority Water Supply System Revenue		3.473	07/01/41	14,159,161
1,180,000		Idaho State Building Authority		3.202	09/01/37	1,241,048
3,105,000		Jackson County Industrial Development Authority		4.250	05/01/39	3,455,164
2,000,000		Kern County Water Agency Improvement District No 4		4.276	05/01/36	2,337,031
450,000		Klickitat County Public Utilities		3.688	12/01/38	478,259
1,000,000		Lavaca-Navidad River Authority		4.430	08/01/35	1,047,869
7,690,000		Los Angeles Community College District		2.106	08/01/32	7,734,008
233

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$2,795,000		Maryland Community Development Administration Housing Revenue		3.797%	03/01/39	$2,918,289
2,965,000		Massachusetts St. Water Pollution Abatement		5.192	08/01/40	3,457,200
6,000,000		Massachusetts Water Resources Authority		3.104	08/01/39	6,320,929
10,735,000		Metropolitan Transportation Authority		5.175	11/15/49	14,651,278
4,065,000		New York City Housing Development Corp		3.119	08/01/38	4,154,537
2,500,000		New York City Housing Development Corp		3.720	11/01/39	2,632,126
1,370,000		New York State Energy Research & Development Authority		2.465	10/01/26	1,372,761
1,210,000		New York State Energy Research & Development Authority		2.665	10/01/27	1,212,181
1,045,000		New York State Energy Research & Development Authority		2.879	10/01/28	1,047,241
425,000		New York State Energy Research & Development Authority		4.577	04/01/35	456,695
2,115,000		New York State Environmental Facilities Corp		3.420	07/15/26	2,328,617
1,500,000		New York Transportation Development Corp		1.610	12/01/22	1,517,124
7,500,000		New York Transportation Development Corp		5.000	01/01/26	8,753,624
1,500,000	g	Ohio Air Quality Development Authority		4.250	01/15/38	1,713,453
2,000,000	g	Ohio Air Quality Development Authority		4.500	01/15/48	2,314,130
13,180,000		Ohio State Water Development Authority		4.879	12/01/34	15,657,422
5,750,000	†,g,q	Oregon State Business Development Commission		6.500	04/01/31	1,236,250
2,000,000	†,q	Oregon State Business Development Commission		11.500	04/01/31	430,000
2,665,000		Papio-Missouri River Natural Resource District		2.198	12/15/25	2,748,260
2,080,000		Papio-Missouri River Natural Resource District		2.318	12/15/26	2,143,074
3,250,000		Papio-Missouri River Natural Resource District		2.482	12/15/27	3,359,555
2,725,000		Pend Oreille County Public Utility District No Box Canyon		5.000	01/01/30	2,772,545
7,250,000	g	Pennsylvania Economic Development Financing Authority		10.000	12/01/29	7,330,951
1,735,000	g	Public Finance Authority		9.000	06/01/29	1,735,360
1,000,000		Rhode Island Housing & Mortgage Finance Corp		3.300	10/01/39	1,042,877
1,450,000		Rhode Island Housing & Mortgage Finance Corp		3.400	10/01/44	1,503,649
6,950,000		Rhode Island Housing & Mortgage Finance Corp		3.500	10/01/51	7,249,582
1,000,000		San Francisco City & County Redevelopment Agency		3.533	08/01/25	1,081,339
1,000,000		San Francisco City & County Redevelopment Agency		4.375	08/01/44	1,082,970
250,000		Sangamon County Water Reclamation District		2.507	01/01/29	257,568
2,500,000		Sangamon County Water Reclamation District		2.907	01/01/34	2,539,951
2,050,000		Sangamon County Water Reclamation District		3.272	01/01/37	2,095,170
3,000,000		Semitropic Improvement District		2.499	12/01/25	3,164,951
255,000	g	South Davis Sewer District		3.750	12/01/22	256,286
1,000,000		South Davis Sewer District		4.125	12/01/32	1,095,787
1,100,000		South Davis Sewer District		4.500	12/01/37	1,212,515
2,090,000		State of California		4.600	04/01/38	2,422,377
2,480,000		State of California		4.988	04/01/39	2,640,758
10,750,000	i	State of California	LIBOR 1 M + 0.780%	0.863	04/01/47	10,754,329
1,000,000		State of Texas		3.726	08/01/43	1,037,965
6,625,000		Stockton Public Financing Authority		3.610	10/01/40	7,095,416
665,000		Sustainable Energy Utility, Inc		1.650	09/15/22	667,599
2,400,000	g	Syracuse Industrial Development Agency		5.000	01/01/36	2,161,484
1,000,000		Texas Water Development Board		3.500	10/15/37	1,072,227
7,500,000		Texas Water Development Board		4.190	10/15/43	8,312,925
234

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,000,000		Texas Water Development Board	3.700%	10/15/47	$3,217,482
3,000,000		Texas Water Development Board	4.648	04/15/50	3,244,582
2,000,000		University of New Mexico	3.532	06/20/32	2,129,806
4,400,000		Upper Santa Clara Valley Joint Powers Authority	3.875	08/01/48	4,695,060
5,000,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/42	5,499,139
750,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/46	822,426
1,000,000	g	Warm Springs Reservation Confederated Tribe	3.300	11/01/27	1,040,563
1,250,000	g	Warm Springs Reservation Confederated Tribe	3.550	11/01/32	1,287,852
530,000		Washington County Clean Water Services	5.078	10/01/24	599,715
1,905,000	†,g,q	Washington Economic Development Finance Authority	7.500	01/01/32	1,428,750
650,000		Yuba City Public Financing Authority	3.960	06/01/32	713,593
1,500,000		Yuba City Public Financing Authority	4.320	06/01/42	1,622,461
1,000,000		Yuba Levee Financing Authority	3.170	09/01/22	1,020,122
		TOTAL MUNICIPAL BONDS			465,066,248

U.S. TREASURY SECURITIES - 9.3%
2,500,000		United States Treasury Bond	3.125	05/15/48	3,041,797
2,500,000		United States Treasury Bond	3.000	02/15/49	2,988,477
21,645,600	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	23,115,979
13,298,750	k	United States Treasury Inflation Indexed Bonds	0.125	10/15/24	14,226,545
15,100,000		United States Treasury Note	0.125	12/31/22	15,095,281
31,140,000		United States Treasury Note	0.125	03/31/23	31,109,590
7,450,000		United States Treasury Note	0.125	08/31/23	7,430,211
1,092,000		United States Treasury Note	1.875	08/31/24	1,135,467
54,801,000		United States Treasury Note	0.375	09/15/24	54,565,527
1,395,000		United States Treasury Note	2.250	10/31/24	1,467,856
620,000		United States Treasury Note	2.875	04/30/25	668,074
113,929,000		United States Treasury Note	0.750	08/31/26	112,709,604
3,235,000		United States Treasury Note	0.500	10/31/27	3,104,716
6,025,000		United States Treasury Note	0.625	11/30/27	5,818,832
66,635,000		United States Treasury Note	1.250	05/31/28	66,538,692
48,250,000		United States Treasury Note	1.125	08/31/28	47,677,031
55,784,000		United States Treasury Note	1.250	08/15/31	54,432,981
14,543,000		United States Treasury Note	1.875	02/15/41	14,224,872
9,700,000		United States Treasury Note	2.250	05/15/41	10,086,484
25,850,000		United States Treasury Note	1.750	08/15/41	24,710,984
153,427,000		United States Treasury Note	2.375	05/15/51	163,735,377
		TOTAL U.S. TREASURY SECURITIES			657,884,377

		TOTAL GOVERNMENT BONDS			3,023,162,413
		(Cost $2,994,054,684)

STRUCTURED ASSETS - 9.6%

ASSET BACKED - 4.0%
324,688	g	AMSR Trust Series - 2020 SFR1 (Class A)	1.819	04/17/37	327,655
450,000	g	AMSR Trust Series - 2019 SFR1 (Class C)	3.148	01/19/39	462,728
400,000	g	AMSR Trust Series - 2019 SFR1 (Class D)	3.247	01/19/39	413,856
235

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$4,323,912	g,i	AREIT Trust Series - 2019 CRE3 (Class A)	LIBOR 1 M + 1.134%	1.184%	09/14/36	$4,322,362
350,000	i	Bayview Financial Mortgage Pass-Through Trust Series - 2006 A (Class M3)	LIBOR 1 M + 0.975%	1.060	02/28/41	350,223
5,000,000	g,i	BFLD Trust Series - 2020 EYP (Class C)	LIBOR 1 M + 2.100%	2.184	10/15/35	5,031,028
904,088	g	Capital Automotive REIT Series - 2017 1A (Class A1)		3.870	04/15/47	906,301
143,052	i	C-BASS Trust Series - 2006 CB6 (Class A1)	LIBOR 1 M + 0.160%	0.246	07/25/36	140,117
1,447,025	†,g,i	CBRE Realty Finance Series - 2007 1A (Class A2)	LIBOR 3 M + 0.300%	0.520	04/07/52	3,618
1,620,927	i	Chase Funding Loan Acquisition Trust Series - 2004 OPT1 (Class M1)	LIBOR 1 M + 0.855%	0.941	06/25/34	1,595,715
887,126	g	Corevest American Finance Trust Series - 2020 1 (Class A1)		1.832	03/15/50	901,063
965,000	g	DB Master Finance LLC Series - 2017 1A (Class A2I)		3.629	11/20/47	969,170
1,837,500	g	DB Master Finance LLC Series - 2019 1A (Class A2I)		3.787	05/20/49	1,845,414
857,250	g	Domino’s Pizza Master Issuer LLC Series - 2015 1A (Class A2II)		4.474	10/25/45	888,371
778,000	g	Domino’s Pizza Master Issuer LLC Series - 2018 1A (Class A2I)		4.116	07/25/48	805,518
429,712	g,i	Ellington Loan Acquisition Trust Series - 2007 2 (Class A2C)	LIBOR 1 M + 1.100%	1.184	05/25/37	430,325
4,035,186	g	GoodLeap Sustainable Home Solutions Trust Series - 2021 3CS (Class A)		2.100	05/20/48	4,018,671
4,475,000	g	GoodLeap Sustainable Home Solutions Trust Series - 2021 4GS (Class A)		1.930	07/20/48	4,437,040
3,250,000	g	Grace Trust Series - 2020 GRCE (Class A)		2.347	12/10/40	3,294,180
7,789,000	g	GSCG Trust Series - 2019 600C (Class A)		2.936	09/06/34	8,119,026
873,957	g	HERO Funding Trust Series - 2015 1A (Class A)		3.840	09/21/40	906,702
204,622	†,g	HERO Funding Trust Series - 2014 2A (Class A)		3.990	09/21/40	210,475
1,018,469	g	HERO Funding Trust Series - 2016 2A (Class A)		3.750	09/20/41	1,058,998
834,469	g	HERO Funding Trust Series - 2016 1A (Class A)		4.050	09/20/41	872,992
2,158,395	g	HERO Funding Trust Series - 2016 3A (Class A1)		3.080	09/20/42	2,215,450
1,947,325	g	HERO Funding Trust Series - 2016 3A (Class A2)		3.910	09/20/42	2,008,240
1,963,607	g	HERO Funding Trust Series - 2016 4A (Class A1)		3.570	09/20/47	2,008,334
1,935,266	g	HERO Funding Trust Series - 2017 1A (Class A1)		3.710	09/20/47	2,034,861
290,905	g	HERO Funding Trust Series - 2016 4A (Class A2)		4.290	09/20/47	300,292
3,274,674	g	HERO Funding Trust Series - 2017 3A (Class A1)		3.190	09/20/48	3,401,351
236

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$3,064,316	g	HERO Funding Trust Series - 2017 3A (Class A2)		3.950%	09/20/48	$3,234,614
1,272,804	g	HERO Funding Trust Series - 2017 2A (Class A2)		4.070	09/20/48	1,339,740
4,436,796	g	HERO Funding Trust Series - 2018 1A (Class A2)		4.670	09/20/48	4,739,426
3,330,729	g	HERO Funding Trust Series - 2020 1A (Class A)		2.720	09/20/57	3,387,974
34,866	i	Home Equity Asset Trust Series - 2003 1 (Class M1)	LIBOR 1 M + 1.500%	3.986	06/25/33	35,193
499,977	g,i	Invitation Homes Trust Series - 2018 SFR4 (Class B)	LIBOR 1 M + 1.250%	1.334	01/17/38	500,742
361,002	i	JP Morgan Mortgage Acquisition Trust Series - 2007 CH3 (Class A1B)	LIBOR 1 M + 0.320%	0.406	03/25/37	359,091
1,539,719	i	JP Morgan Mortgage Acquisition Trust Series - 2007 CH5 (Class A1)	LIBOR 1 M + 0.160%	0.246	06/25/37	1,522,631
4,567,229	g	Loanpal Solar Loan Ltd Series - 2020 2GF (Class A)		2.750	07/20/47	4,721,156
2,367,171	g	Loanpal Solar Loan Ltd Series - 2021 1GS (Class A)		2.290	01/20/48	2,391,777
3,200,000	g	Loanpal Solar Loan Ltd Series - 2021 1GS (Class B)		2.840	01/20/48	3,266,328
6,784,114	g	Loanpal Solar Loan Ltd Series - 2021 2GS (Class A)		2.220	03/20/48	6,784,501
2,721,254	†,g	Mosaic Solar Loan Trust Series - 2020 1A (Class R)		0.000	04/20/46	2,299,460
2,087,013	g	Mosaic Solar Loan Trust Series - 2020 1A (Class A)		2.100	04/20/46	2,113,713
2,651,533	g	Mosaic Solar Loan Trust Series - 2020 1A (Class B)		3.100	04/20/46	2,761,848
7,000,000	g	Mosaic Solar Loan Trust Series - 2021 3A (Class B)		1.920	06/20/52	6,974,569
2,746,281	g	Mosaic Solar Loans LLC Series - 2017 2A (Class A)		3.820	06/22/43	2,902,050
4,528,666	g	Mosaic Solar Loans LLC Series - 2021 2A (Class A)		1.640	04/22/47	4,483,532
290,000	g,i	MSCG Trust Series - 2015 ALDR (Class D)		3.577	06/07/35	238,113
376,439	g	MVW Owner Trust Series - 2017 1A (Class A)		2.420	12/20/34	383,510
2,275,000	g	Progress Residential Trust Series - 2021 SFR8 (Class D)		2.082	10/17/38	2,256,165
4,000,000		PSNH Funding LLC Series - 2018 1 (Class A2)		3.506	08/01/28	4,347,626
157,700	i	RASC Trust Series - 2005 KS8 (Class M4)	LIBOR 1 M + 0.590%	3.080	08/25/35	157,769
946,811	g	Renew Series - 2017 1A (Class A)		3.670	09/20/52	991,222
2,599,965	g	Renew Series - 2018 1 (Class A)		3.950	09/20/53	2,748,143
5,281,624	g	Renew Series - 2021 1 (Class A)		2.060	11/20/56	5,281,424
237

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$11,642,000		SCE Recovery Funding LLC		0.861%	11/15/31	$11,270,260
69,697	g	SolarCity LMC Series - 2013 1 (Class A)		4.800	11/20/38	72,748
2,858,420	g	SolarCity LMC Series - 2014 1 (Class A)		4.590	04/20/44	2,860,480
665,547	g	SolarCity LMC Series - 2014 2 (Class A)		4.020	07/20/44	676,967
1,926,828	g	SolarCity LMC Series - 2016 A (Class A)		4.800	09/20/48	1,959,817
219,128	i	Structured Asset Securities Corp Mortgage Loan Trust Series - 2005 7XS (Class 2A1A)	LIBOR 1 M + 1.500%	1.586	04/25/35	221,285
5,388,712	g	Sunrun Athena Issuer LLC Series - 2018 1 (Class A)		5.310	04/30/49	5,959,160
6,897,997	g	Sunrun Atlas Issuer LLC Series - 2019 2 (Class A)		3.610	02/01/55	7,325,909
15,600,788	g	Sunrun Callisto Issuer LLC Series - 2019 1A (Class A)		3.980	06/30/54	16,657,182
6,080,000	g	Sunrun Callisto Issuer LLC Series - 2021 2A (Class A)		2.270	01/30/57	6,077,660
9,758,586	†,g	Sunrun Vulcan Issuer LLC Series - 2021 1A (Class A)		2.460	01/30/52	9,870,001
10,239,444	g	TES LLC Series - 2017 1A (Class A)		4.330	10/20/47	10,840,673
3,500,000	g	TES LLC Series - 2017 1A (Class B)		7.740	10/20/47	3,385,671
4,331,397	g	TES LLC Series - 2017 2A (Class A)		4.120	02/20/48	4,450,803
883,988	g	Tesla Auto Lease Trust Series - 2019 A (Class A2)		2.130	04/20/22	886,081
3,988,000	g	Tesla Auto Lease Trust Series - 2019 A (Class A3)		2.160	10/20/22	4,022,936
4,125,000	g	Tesla Auto Lease Trust Series - 2019 A (Class A4)		2.200	11/21/22	4,189,161
1,650,000	g	Tesla Auto Lease Trust Series - 2019 A (Class E)		5.480	05/22/23	1,717,365
1,000,000	g	Tesla Auto Lease Trust Series - 2020 A (Class D)		2.330	02/20/24	1,022,830
6,650,000	g	Tesla Auto Lease Trust Series - 2021 A (Class A4)		0.660	03/20/25	6,655,354
10,250,000	g	Tesla Auto Lease Trust Series - 2021 A (Class D)		1.340	03/20/25	10,262,189
4,500,000	g	Tesla Auto Lease Trust Series - 2021 B (Class A3)		0.600	09/22/25	4,491,549
7,000,000	g	Tesla Auto Lease Trust Series - 2021 B (Class D)		1.320	09/22/25	7,003,653
9,500,000		Toyota Auto Receivables Owner Trust Series - 2021 B (Class A3)		0.260	11/17/25	9,473,448
9,900,000		Toyota Auto Receivables Owner Trust Series - 2021 B (Class A4)		0.530	10/15/26	9,850,829
500,000	g	Tricon American Homes Trust Series - 2017 SFR1 (Class E)		4.011	09/17/34	499,688
585,128	g	Tricon American Homes Trust Series - 2017 SFR2 (Class A)		2.928	01/17/36	595,096
238

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$100,000	g	Tricon American Homes Trust Series - 2017 SFR2 (Class B)		3.275%	01/17/36	$101,570
325,000	g	Tricon American Homes Trust Series - 2020 SFR1 (Class B)		2.049	07/17/38	328,767
5,460,715	g	Vivint Colar Financing V LLC Series - 2018 1A (Class A)		4.730	04/30/48	5,888,248
9,890,492	g	Vivint Colar Financing V LLC Series - 2018 1A (Class B)		7.370	04/30/48	10,461,671
4,804,559	g	Vivint Solar Financing VII LLC Series - 2020 1A (Class A)		2.210	07/31/51	4,746,044
		TOTAL ASSET BACKED				288,327,488

OTHER MORTGAGE BACKED - 5.6%
2,165,000	g,i	20 Times Square Trust Series - 2018 20TS (Class B)		3.203	05/15/35	2,174,762
111,284	g,i	Agate Bay Mortgage Trust Series - 2014 3 (Class A13)		3.500	11/25/44	112,115
17,818	g,i	Agate Bay Mortgage Trust Series - 2015 6 (Class A9)		3.500	09/25/45	17,993
4,075,000	g,i	Alen Mortgage Trust Series - 2021 ACEN (Class C)	LIBOR 1 M + 2.250%	2.334	04/15/34	4,085,219
104,925	i	Alternative Loan Trust Series - 2004 8CB (Class M1)	LIBOR 1 M + 0.750%	0.836	06/25/34	107,816
710,407		Banc of America Commercial Mortgage Trust Series - 2016 UB10 (Class ASB)		3.019	07/15/49	742,476
5,000,000	g	BANK Series - 2019 BN21 (Class D)		2.500	10/17/52	4,509,978
6,500,000	i	BANK Series - 2019 BN21 (Class C)		3.517	10/17/52	6,693,116
2,000,000		BANK Series - 2019 BN23 (Class AS)		3.203	12/15/52	2,139,664
2,500,000	i	BANK Series - 2020 BN30 (Class MCDE)		3.016	12/15/53	2,438,124
8,000,000	i	BANK Series - 2019 BN22 (Class C)		3.577	11/15/62	8,441,188
5,750,000	g	BBCMS Trust Series - 2015 MSQ (Class A)		3.593	09/15/32	5,821,391
200,000	g	BBCMS Trust Series - 2015 SRCH (Class A2)		4.197	08/10/35	224,971
3,000,000	g,i	BBCMS Trust Series - 2020 C6 (Class F5TA)		3.811	02/15/53	3,139,367
1,000,000		Benchmark Mortgage Trust Series - 2019 B12 (Class AS)		3.419	08/15/52	1,081,483
5,500,000	g,i	Benchmark Mortgage Trust Series - 2019 B10 (Class 3CCA)		4.029	03/15/62	5,845,167
6,627,520	g,i	BX Commercial Mortgage Trust Series - 2019 XL (Class A)	LIBOR 1 M + 0.920%	1.004	10/15/36	6,640,337
4,418,347	g,i	BX Commercial Mortgage Trust Series - 2019 XL (Class C)	LIBOR 1 M + 1.250%	1.334	10/15/36	4,421,124
2,651,008	g,i	BX Commercial Mortgage Trust Series - 2019 XL (Class E)	LIBOR 1 M + 1.800%	1.884	10/15/36	2,653,403
2,000,000	i	CD Mortgage Trust Series - 2016 CD2 (Class B)		3.879	11/10/49	2,115,336
239

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$5,000,000	i	Citigroup Commercial Mortgage Trust Series - 2015 GC29 (Class B)		3.758%	04/10/48	$5,334,181
4,000,000		Citigroup Commercial Mortgage Trust Series - 2019 GC43 (Class AS)		3.300	11/10/52	4,329,659
5,000,000		Citigroup Commercial Mortgage Trust Series - 2019 GC41 (Class AS)		3.018	08/10/56	5,278,205
65,925	i	Citigroup Mortgage Loan Trust Series - 2006 WFH1 (Class M4)	LIBOR 1 M + 0.750%	0.836	01/25/36	65,932
2,250,000	g,i	Cityline Commercial Mortgage Trust Series - 2016 CLNE (Class A)		2.871	11/10/31	2,321,199
2,815,000	g	COMM Mortgage Trust Series - 2013 300P (Class A1)		4.353	08/10/30	2,958,969
2,000,000		COMM Mortgage Trust Series - 2014 UBS2 (Class B)		4.701	03/10/47	2,138,360
2,000,000	i	COMM Mortgage Trust Series - 2014 CR19 (Class B)		4.703	08/10/47	2,160,824
1,000,000	g,i	COMM Mortgage Trust Series - 2014 CR19 (Class D)		4.860	08/10/47	994,479
516,253		COMM Mortgage Trust Series - 2015 LC19 (Class ASB)		3.040	02/10/48	533,923
3,500,000	g,i	COMM Mortgage Trust Series - 2015 CR22 (Class D)		4.243	03/10/48	3,532,344
2,000,000	i	COMM Mortgage Trust Series - 2015 CR23 (Class D)		4.433	05/10/48	2,015,014
360,000	i	COMM Mortgage Trust Series - 2015 CR24 (Class D)		3.463	08/10/48	334,997
2,250,000		COMM Mortgage Trust Series - 2019 GC44 (Class AM)		3.263	08/15/57	2,415,367
668,995	i	Connecticut Avenue Securities Series - 2016 C01 (Class 2M2)	LIBOR 1 M + 6.950%	7.036	08/25/28	709,756
968,823	i	Connecticut Avenue Securities Series - 2016 C03 (Class 2M2)	LIBOR 1 M + 5.900%	5.986	10/25/28	1,017,635
1,905,793	i	Connecticut Avenue Securities Series - 2016 C04 (Class 1M2)	LIBOR 1 M + 4.250%	4.336	01/25/29	1,975,561
86,979	i	Connecticut Avenue Securities Series - 2017 C02 (Class 2ED4)	LIBOR 1 M + 0.850%	0.936	09/25/29	84,991
1,853,621	i	Connecticut Avenue Securities Series - 2017 C05 (Class 1M2)	LIBOR 1 M + 2.200%	2.286	01/25/30	1,894,213
164,387	i	Connecticut Avenue Securities Series - 2017 C05 (Class 1M2A)	LIBOR 1 M + 2.200%	2.286	01/25/30	164,545
210,220	i	Connecticut Avenue Securities Series - 2018 C03 (Class 1EA2)	LIBOR 1 M + 0.850%	0.936	10/25/30	209,610
87,267	i	Countrywide Home Loan Mortgage Pass Through Trust Series - 2004 HYB6 (Class A2)		2.613	11/20/34	90,812
14,000,000	g	CPT Mortgage Trust Series - 2019 CPT (Class A)		2.865	11/13/39	14,757,666
2,500,000	g,i	CPT Mortgage Trust Series - 2019 CPT (Class C)		3.097	11/13/39	2,592,622
2,000,000	g,i	CPT Mortgage Trust Series - 2019 CPT (Class E)		3.097	11/13/39	1,955,206
5,000,000	g,i	Credit Suisse Commercial Mortgage Trust Series - 2017 CALI (Class B)		3.854	11/10/32	5,298,850
186,652	g,i	Credit Suisse Commercial Mortgage Trust Series - 2006 CF2 (Class M3)	LIBOR 1 M + 1.150%	1.236	05/25/36	186,879
240

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$403,834	g,i	Credit Suisse Commercial Mortgage Trust Series - 2018 J1 (Class A11)		3.500%	02/25/48	$412,628
3,600,000	g,i	CSAIL Commercial Mortgage Trust Series - 2017 C8 (Class 85BB)		3.800	06/15/37	3,538,581
1,600,000	g,i	CSMC Series Series - 2019 NQM1 (Class M1)		3.388	10/25/59	1,628,357
2,367,459	g,i	CSMC Trust Series - 2018 J1 (Class A2)		3.500	02/25/48	2,427,863
102,725,000	g,i	DOLP Trust Series - 2021 NYC (Class X)		0.665	05/10/41	4,977,694
183,521	i	Fieldstone Mortgage Investment Trust Series - 2005 2 (Class M2)	LIBOR 1 M + 0.735%	0.821	12/25/35	183,295
881,287	g,i	FirstKey Mortgage Trust Series - 2014 1 (Class A8)		3.500	11/25/44	896,767
274,653	g,i	Flagstar Mortgage Trust Series - 2017 2 (Class B3)		4.103	10/25/47	275,689
37,403	g,i	Flagstar Mortgage Trust Series - 2018 5 (Class A11)		4.000	09/25/48	37,643
1,389,437	g,i	Flagstar Mortgage Trust Series - 2021 2 (Class A4)		2.500	04/25/51	1,391,734
4,322,981	g,i	Flagstar Mortgage Trust Series - 2021 4 (Class A21)		2.500	06/01/51	4,339,638
7,200,000		Freddie Mac Multiclass Certificates Series Series - 2021 P009 (Class A2)		1.878	01/25/31	7,369,673
3,000,000		Freddie Mac Multiclass Certificates Series Series - 2021 P011 (Class A1)		1.204	09/25/31	2,976,749
6,811,724		Freddie Mac Multifamily ML Certificates Series - 2021 ML08 (Class )		1.877	07/25/37	6,800,160
40,656,000	†,i	Freddie Mac Multifamily ML Certificates Series - 2021 ML08 (Class XCA)		1.779	11/25/37	6,626,115
3,229,479		Freddie Mac Multifamily ML Certificates Series - 2021 ML08 (Class )		1.896	11/25/37	3,230,678
4,139,287		Freddie Mac Multifamily Structured Pass Through Certificates Series - 2020 Q014 (Class A1)		1.555	01/25/36	3,979,599
18,299	i	Freddie Mac Multifamily Structured Pass Through Certificates Series - 2020 Q014 (Class X)		2.801	10/25/55	4,278
6,129,598		Freddie Mac Multifamily Variable Rate Certificate Series - 2020 M061 (Class A)		1.761	09/15/38	6,294,357
3,130,000	g,i	Freddie Mac STACR REMIC Trust Series - 2021 DNA5 (Class M2)		1.700	01/25/34	3,155,571
444,076	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes Series - 2018 SPI1 (Class M2)		3.728	02/25/48	443,132
4,385	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes Series - 2018 SPI2 (Class M2)		3.809	05/25/48	4,383
2,500,000	g,i	GCT Commercial Mortgage Trust Series - 2021 GCT (Class B)	LIBOR 1 M + 1.250%	1.334	02/15/38	2,501,728
506,355	g,i	GS Mortage-Backed Securities Trust Series - 2020 PJ1 (Class B2)		3.718	05/25/50	514,812
241

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,500,000	g,i	GS Mortgage Securities Trust Series - 2018 HART (Class A)	LIBOR 1 M + 1.090%	1.180%	10/15/31	$1,500,000
93,000	i	GS Mortgage Securities Trust Series - 2016 GS4 (Class C)		4.088	11/10/49	92,563
84,885	g,i	GS Mortgage-Backed Securities Corp Trust Series - 2019 PJ2 (Class A1)		4.000	11/25/49	85,193
222,096	g,i	GS Mortgage-Backed Securities Corp Trust Series - 2019 PJ2 (Class A4)		4.000	11/25/49	222,602
1,705,036	g,i	GS Mortgage-Backed Securities Corp Trust Series - 2020 PJ2 (Class A4)		3.500	07/25/50	1,730,038
665,229	g,i	GS Mortgage-Backed Securities Corp Trust Series - 2020 PJ4 (Class A4)		3.000	01/25/51	675,758
497,245	i	GS Mortgage-Backed Securities Corp Trust Series - 2020 PJ5 (Class A4)		3.000	03/27/51	506,859
2,799,527	g,i	GS Mortgage-Backed Securities Corp Trust Series - 2021 PJ5 (Class A4)		2.500	10/25/51	2,804,994
529,382	g,i	GS Mortgage-Backed Securities Trust Series - 2021 PJ2 (Class A4)		2.500	07/25/51	529,093
10,525,842	g,i	GS Mortgage-Backed Securities Trust Series - 2021 PJ7 (Class A4)		2.500	01/25/52	10,555,873
4,870,948	g,i	GS Mortgage-Backed Securities Trust Series - 2021 PJ8 (Class A4)		2.500	01/25/52	4,884,844
8,323,788	g,i	GS MortSecurities Trust Series - 2021 PJ6 (Class A4)		2.500	11/25/51	8,345,039
289,741	i	HarborView Mortgage Loan Trust Series - 2005 11 (Class 2A1A)	LIBOR 1 M + 0.620%	0.707	08/19/45	293,173
3,500,000	g	Hudson Yards Mortgage Trust Series - 2016 10HY (Class A)		2.835	08/10/38	3,699,597
2,500,000	g,i	Hudson Yards Mortgage Trust Series - 2016 10HY (Class B)		3.076	08/10/38	2,625,884
2,500,000	g,i	Hudson Yards Mortgage Trust Series - 2016 10HY (Class E)		3.076	08/10/38	2,519,775
5,750,000	g,i	Hudson Yards Mortgage Trust Series - 2016 10HY (Class C)		3.076	08/10/38	6,034,103
11,650,000	g,i	Hudson Yards Mortgage Trust Series - 2019 30HY (Class D)		3.558	07/10/39	12,062,292
2,500,000	g,i	Hudson Yards Mortgage Trust Series - 2019 55HY (Class F)		3.041	12/10/41	2,381,930
1,500,000	g,i	Hudson Yards Mortgage Trust Series - 2019 55HY (Class D)		3.041	12/10/41	1,513,370
5,000,000	g,i	Hudson Yards Mortgage Trust Series - 2019 55HY (Class E)		3.041	12/10/41	4,919,482
14,272	i	Impac CMB Trust Series - 2004 11 (Class 2A1)	LIBOR 1 M + 0.660%	0.746	03/25/35	14,670
440,000	g,i	Imperial Fund Mortgage Trust Series - 2020 NQM1 (Class M1)		3.531	10/25/55	450,454
1,600,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp Series - 2013 C13 (Class D)		4.213	01/15/46	1,630,289
2,279,066	g,i	JP Morgan Mortgage Trust Series - 2015 1 (Class B1)	LIBOR 1 M - 0.000%	2.103	12/25/44	2,322,189
20,110	g,i	JP Morgan Mortgage Trust Series - 2015 3 (Class A19)		3.500	05/25/45	20,348
242

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$311,052	g,i	JP Morgan Mortgage Trust Series - 2015 6 (Class A13)		3.500%	10/25/45	$313,708
253,174	g,i	JP Morgan Mortgage Trust Series - 2016 1 (Class A13)		3.500	05/25/46	256,392
92,213	g,i	JP Morgan Mortgage Trust Series - 2017 2 (Class A13)		3.500	05/25/47	93,636
442,669	g,i	JP Morgan Mortgage Trust Series - 2018 3 (Class A13)		3.500	09/25/48	446,034
238,012	g,i	JP Morgan Mortgage Trust Series - 2018 4 (Class A13)		3.500	10/25/48	241,874
1,226,303	g,i	JP Morgan Mortgage Trust Series - 2018 5 (Class A13)		3.500	10/25/48	1,252,848
799,967	g,i	JP Morgan Mortgage Trust Series - 2017 5 (Class A2)		3.090	10/26/48	832,252
113,794	g,i	JP Morgan Mortgage Trust Series - 2018 8 (Class A13)		4.000	01/25/49	114,804
165,046	g,i	JP Morgan Mortgage Trust Series - 2018 9 (Class A13)		4.000	02/25/49	166,843
152,851	g,i	JP Morgan Mortgage Trust Series - 2019 1 (Class A3)		4.000	05/25/49	155,154
245,819	g,i	JP Morgan Mortgage Trust Series - 2019 1 (Class A15)		4.000	05/25/49	249,224
645,521	g,i	JP Morgan Mortgage Trust Series - 2019 3 (Class B1)		4.689	09/25/49	656,337
828,296	g,i	JP Morgan Mortgage Trust Series - 2019 INV1 (Class A11)	LIBOR 1 M + 0.950%	1.036	10/25/49	832,626
879,232	g,i	JP Morgan Mortgage Trust Series - 2020 1 (Class B2)		3.869	06/25/50	901,873
4,527,866	g,i	JP Morgan Mortgage Trust Series - 2021 6 (Class A15)		2.500	10/25/51	4,536,709
2,353,173	g,i	JP Morgan Mortgage Trust Series - 2021 7 (Class A15)		2.500	11/25/51	2,363,651
3,004,380	g,i	JP Morgan Mortgage Trust Series - 2021 8 (Class A15)		2.500	12/25/51	3,019,636
2,400,000	i	JPMBB Commercial Mortgage Securities Trust Series - 2014 C23 (Class C)		4.633	09/15/47	2,478,028
832,726	g	Ladder Capital Commercial Mortgage Securities Series - 2013 GCP (Class A1)		3.575	02/15/36	885,914
10,000,000	g	Liberty Street Trust Series - 2016 225L (Class A)		3.597	02/10/36	10,805,598
4,000,000	g,i	MAD Mortgage Trust Series - 2017 330M (Class A)		3.294	08/15/34	4,080,613
2,350,000	g,i	Manhattan West Series - 2020 1MW (Class D)		2.413	09/10/39	2,326,481
433,045		Morgan Stanley Bank of America Merrill Lynch Trust Series - 2015 C20 (Class ASB)		3.069	02/15/48	448,491
213,795	i	Morgan Stanley Capital I Trust Series - 2004 HE6 (Class M1)	LIBOR 1 M + 0.825%	0.911	08/25/34	212,209
425,000	g,i	Morgan Stanley Capital I Trust Series - 2017 CLS (Class A)	LIBOR 1 M + 0.700%	0.784	11/15/34	425,000
168,541	†,i	Morgan Stanley Capital I Trust Series - 2007 IQ16 (Class AJFX)		6.470	12/12/49	101,125
243

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,500,000	g,i	MSDB Trust Series - 2017 712F (Class A)		3.427%	07/11/39	$1,594,004
3,450,000	g,i	Natixis Commercial Mortgage Securities Trust Series - 2018 285M (Class A)		3.917	11/15/32	3,531,643
10,500,000	g,i	Natixis Commercial Mortgage Securities Trust Series - 2018 850T (Class A)	LIBOR 1 M + 0.784%	0.867	07/15/33	10,453,345
4,000,000	g,i	Natixis Commercial Mortgage Securities Trust Series - 2019 MILE (Class F)	LIBOR 1 M + 4.250%	4.334	07/15/36	3,975,414
815,327	g,i	New Residential Mortgage Loan Trust Series - 2019 NQM4 (Class A3)		2.797	09/25/59	819,923
425,000	g,i	New Residential Mortgage Loan Trust Series - 2019 NQM4 (Class M1)		2.986	09/25/59	425,903
85,749	i	New York Mortgage Trust Series - 2005 3 (Class A1)	LIBOR 1 M + 0.480%	0.566	02/25/36	86,412
398,282	g,i	OBX Trust Series - 2018 1 (Class A2)	LIBOR 1 M + 0.650%	0.736	06/25/57	398,361
1,447,317	g,i	Oceanview Mortgage Trust Series - 2021 1 (Class A19)		2.500	05/25/51	1,451,881
14,500,000	g	One Bryant Park Trust Series - 2019 OBP (Class A)		2.516	09/15/54	14,923,233
2,750,000	g	One Market Plaza Trust Series - 2017 1MKT (Class A)		3.614	02/10/32	2,779,895
8,216	g	Prima Capital CRE Securitization Ltd Series - 2015 4A (Class MR-A)		2.550	08/24/49	8,216
258,453	g,i	Sequoia Mortgage Trust Series - 2015 2 (Class A1)		3.500	05/25/45	262,973
72,254	g,i	Sequoia Mortgage Trust Series - 2016 1 (Class A19)		3.500	06/25/46	73,559
34,426	g,i	Sequoia Mortgage Trust Series - 2016 3 (Class A10)		3.500	11/25/46	34,485
16,864	g,i	Sequoia Mortgage Trust Series - 2017 1 (Class A4)		3.500	02/25/47	16,853
220,089	g,i	Sequoia Mortgage Trust Series - 2017 3 (Class A19)		3.500	04/25/47	222,879
32,570	g,i	Sequoia Mortgage Trust Series - 2017 6 (Class A19)		3.500	09/25/47	33,049
224,861	g,i	Sequoia Mortgage Trust Series - 2017 6 (Class B1)		3.764	09/25/47	229,467
151,984	g,i	Sequoia Mortgage Trust Series - 2018 2 (Class A1)		3.500	02/25/48	154,545
50,326	g,i	Sequoia Mortgage Trust Series - 2018 2 (Class A19)		3.500	02/25/48	50,966
26,353	g,i	Sequoia Mortgage Trust Series - 2018 3 (Class A1)		3.500	03/25/48	26,715
58,386	g,i	Sequoia Mortgage Trust Series - 2018 7 (Class A19)		4.000	09/25/48	59,082
31,145	g,i	Sequoia Mortgage Trust Series - 2018 8 (Class A19)		4.000	11/25/48	31,466
592,344	g,i	Sequoia Mortgage Trust Series - 2019 2 (Class A1)		4.000	06/25/49	601,293
77,817	g,i	Sequoia Mortgage Trust Series - 2019 2 (Class A19)		4.000	06/25/49	78,947
486,887	g,i	Sequoia Mortgage Trust Series - 2019 4 (Class A1)		3.500	11/25/49	490,814
244

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$305,269	g,i	Sequoia Mortgage Trust Series - 2019 5 (Class A19)		3.500%	12/25/49	$308,614
543,652	g,i	Sequoia Mortgage Trust Series - 2019 5 (Class A1)		3.500	12/25/49	551,186
1,349,479	g,i	Sequoia Mortgage Trust Series - 2020 2 (Class A1)		3.500	03/25/50	1,381,772
1,490,183	g,i	Sequoia Mortgage Trust Series - 2020 3 (Class A19)		3.000	04/25/50	1,517,508
2,461,079	g,i	Sequoia Mortgage Trust Series - 2021 4 (Class A19)		2.500	06/25/51	2,468,962
754,335	g,i	Shellpoint Co-Originator Trust Series - 2017 2 (Class A1)		3.500	10/25/47	764,079
14,150,000	g	SLG Office Trust Series - 2021 OVA (Class A)		2.585	07/15/41	14,626,189
111,311	i	Structured Agency Credit Risk Debt Note (STACR) Series - 2016 HQA3 (Class M2)	LIBOR 1 M + 1.350%	1.436	03/25/29	111,352
15,495	i	STACR Series - 2017 DNA2 (Class M1)	LIBOR 1 M + 1.200%	1.286	10/25/29	15,500
3,500,000	i	STACR Series - 2017 DNA3 (Class M2)	LIBOR 1 M + 2.500%	2.586	03/25/30	3,589,555
85,000	g,i	STACR Series - 2021 HQA1 (Class M2)		2.300	08/25/33	86,012
2,375,000	g,i	STACR Series - 2021 DNA3 (Class M2)		2.150	10/25/33	2,423,238
1,700,000	g,i	Verus Securitization Trust Series - 2019 3 (Class M1)		3.139	07/25/59	1,708,388
925,000	g,i	Verus Securitization Trust Series - 2019 4 (Class M1)		3.207	11/25/59	939,267
890,976	g	Verus Securitization Trust Series - 2020 5 (Class A3)		1.733	05/25/65	894,757
2,925,000	g,i	VNDO Trust Series - 2012 6AVE (Class C)		3.448	11/15/30	2,979,745
2,711,000	g	VNDO Trust Series - 2016 350P (Class A)		3.805	01/10/35	2,973,017
3,000,000	g,i	VNDO Trust Series - 2016 350P (Class B)		4.033	01/10/35	3,236,954
736,941		Wells Fargo Commercial Mortgage Trust Series - 2016 BNK1 (Class ASB)		2.514	08/15/49	763,207
673,830		Wells Fargo Commercial Mortgage Trust Series - 2016 C33 (Class ASB)		3.185	03/15/59	707,276
78,492	g,i	Wells Fargo Mortgage Backed Securities Trust Series - 2019 2 (Class A17)		4.000	04/25/49	78,794
486,382	g,i	Wells Fargo Mortgage Backed Securities Trust Series - 2020 4 (Class A17)		3.000	07/25/50	494,302
5,341,000	g,i	Wells Fargo Mortgage Backed Securities Trust Series - 2021 2 (Class A17)		2.500	06/25/51	5,343,921
750,000		WFRBS Commercial Mortgage Trust Series - 2013 C11 (Class AS)		3.311	03/15/45	770,018
650,000	i	WFRBS Commercial Mortgage Trust Series - 2013 C18 (Class C)		5.026	12/15/46	664,081
245

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$218,874	g,i	WinWater Mortgage Loan Trust Series - 2014 1 (Class B4)	3.856%	06/20/44	$220,108
		TOTAL OTHER MORTGAGE BACKED			395,818,550

		TOTAL STRUCTURED ASSETS			684,146,038
		(Cost $675,451,689)

		TOTAL BONDS			6,836,222,810
		(Cost $6,741,410,586)

SHARES		COMPANY

PREFERRED STOCKS - 0.9%

BANKS - 0.2%
490,000		First Republic Bank			12,299,000
		TOTAL BANKS			12,299,000

REAL ESTATE - 0.4%
400,000		Brookfield Property Partners LP			10,096,000
695,000		Brookfield Property Partners LP			16,311,650
		TOTAL REAL ESTATE			26,407,650

UTILITIES - 0.3%
490,000		Brookfield Infrastructure Partners LP			12,519,500
308,000		Brookfield Renewable Partners LP			8,131,200
		TOTAL UTILITIES			20,650,700

		TOTAL PREFERRED STOCKS			59,357,350
		(Cost $59,575,000)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 14.9%

GOVERNMENT AGENCY DEBT - 13.9%
$10,000,000		Federal Agricultural Mortgage Corp (FAMC)	0.000	10/21/21	9,999,889
10,000,000		Federal Farm Credit Bank (FFCB)	0.000	10/04/21	9,999,983
25,664,000		FFCB	0.000	12/01/21	25,662,261
5,000,000		FFCB	0.000	02/10/22	4,999,084
12,457,000		FFCB	0.000	02/28/22	12,454,406
12,500,000		FFCB	0.000	03/01/22	12,497,379
12,500,000		FFCB	0.000	03/02/22	12,497,362
10,000,000		FFCB	0.000	03/17/22	9,997,682
4,000,000		FFCB	0.000	04/11/22	3,998,735
13,750,000		FFCB	0.000	05/27/22	13,744,615
7,000,000		FFCB	0.000	06/16/22	6,996,535
10,000,000		FFCB	0.000	07/19/22	9,993,560
18,091,000		Federal Home Loan Bank (FHLB)	0.000	10/01/21	18,091,000
55,000,000		FHLB	0.000	10/06/21	54,999,847
80,259,000		FHLB	0.000	10/08/21	80,258,688
49,214,000		FHLB	0.000	10/13/21	49,213,672
15,000,000		FHLB	0.000	10/14/21	14,999,892
5,775,000		FHLB	0.000	10/15/21	5,774,955
38,630,000		FHLB	0.000	10/18/21	38,629,635
135,574,000		FHLB	0.000	10/20/21	135,572,570
246

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$61,653,000		FHLB	0.000%	10/22/21	$61,652,281
78,100,000		FHLB	0.000	10/27/21	78,098,872
17,579,000		FHLB	0.000	11/05/21	17,578,317
20,625,000		FHLB	0.000	11/19/21	20,623,877
12,635,000		FHLB	0.000	12/17/21	12,633,919
17,820,000		FHLB	0.000	12/22/21	17,818,377
25,000,000		FHLB	0.000	12/27/21	24,997,584
50,000,000		FHLB	0.000	01/04/22	49,994,723
20,000,000		FHLB	0.000	01/18/22	19,997,578
25,000,000		FHLB	0.000	02/18/22	24,995,140
25,000,000		FHLB	0.000	02/22/22	24,995,002
20,283,000		FHLB	0.000	05/05/22	20,275,788
15,000,000		FHLB	0.000	07/15/22	14,990,564
20,000,000		FHLB	0.000	08/03/22	19,986,589
8,000,000		FHLB	0.000	08/05/22	7,994,601
38,825,000		Tennessee Valley Authority (TVA)	0.000	10/06/21	38,824,892
		TOTAL GOVERNMENT AGENCY DEBT			985,839,854

REPURCHASE AGREEMENT - 0.7%
49,700,000	r	Fixed Income Clearing Corp (FICC)	0.010	10/01/21	49,700,000
		TOTAL REPURCHASE AGREEMENT			49,700,000

TREASURY DEBT - 0.3%
16,500,000		United States Cash Management Bill	0.000	11/30/21	16,498,875
		TOTAL TREASURY DEBT			16,498,875

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
30,035	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030		30,035
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			30,035

		TOTAL SHORT-TERM INVESTMENTS			1,052,068,764
		(Cost $1,052,072,705)
		TOTAL INVESTMENTS - 112.6% (Cost $7,876,398,401)			7,971,126,237
		OTHER ASSETS & LIABILITIES, NET - (12.6)%			(889,243,745)
		NET ASSETS - 100.0%			$7,081,882,492
247

TIAA-CREF FUNDS – Core Impact Bond Fund

Abbreviation(s):
CLP	Chilean Peso
EUR	Euro
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust
SOFR	Secure Overnight Financing Rate

†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,032,341.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/21, the aggregate value of these securities is $1,740,910,576 or 24.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
q	In default
r	Agreement with Fixed Income Clearing Corp (FICC), 0.010% dated 9/30/21 to be repurchased at $49,700,000 on 10/1/21, collateralized by U.S. Treasury Notes valued at $50,694,031.

Forward foreign currency contracts outstanding as of September 30, 2021 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$2,935,879	EUR	2,471,223	AUSTRALIA AND NEW ZEALAND BANKING GROUP LIMITED	10/25/21	$71,947
	$9,957,666	EUR	8,429,920	CITIBANK N.A.	10/25/21	188,121
Total						$260,068

Abbreviation(s):
EUR	Euro
248

TIAA-CREF FUNDS – Core Plus Bond Fund

TIAA-CREF FUNDS
CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2021

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 2.9%

AUTOMOBILES & COMPONENTS - 0.0%
$1,484,418	i	Clarios Global LP	LIBOR 1 M + 3.250%	3.334%	04/30/26	$1,476,996
979,860	i	Gates Global LLC	LIBOR 1 M + 2.500%	3.250	03/31/27	977,782
99,500	i	Truck Hero, Inc	LIBOR 1 M + 3.250%	4.000	01/31/28	99,230
		TOTAL AUTOMOBILES & COMPONENTS				2,554,008

CAPITAL GOODS - 0.1%
2,484,674	i	Blount International, Inc	LIBOR 1 M + 3.750%	4.750	04/12/23	2,486,886
266,008	i	Penn Engineering & Manufacturing Corp	LIBOR 3 M + 2.500%	3.500	06/27/24	265,676
613,772	i	Proampac PG Borrower LLC	LIBOR 1 M + 3.750%	4.500	11/03/25	614,539
319,209	i	Prometric Holdings Inc	LIBOR 1 M + 3.000%	4.000	01/29/25	316,815
954,545	i	SRAM LLC	LIBOR 3 M + 2.750%	3.250	05/18/28	952,951
1,458,327	i	TransDigm, Inc	LIBOR 1 M + 2.250%	2.334	12/09/25	1,440,098
		TOTAL CAPITAL GOODS				6,076,965

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
2,147,813	i	Allied Universal Holdco LLC	LIBOR 3 M + 3.750%	4.250	05/12/28	2,148,779
987,500	i	Amentum Government Services Holdings LLC	LIBOR 1 M + 3.500%	3.584	01/29/27	985,031
1,011,934	i	CHI Doors Holdings Corp	LIBOR 1 M + 3.500%	4.500	07/31/25	1,011,621
1,915,000	i	Clean Harbors, Inc	LIBOR 1 M + 1.750%	1.834	06/28/24	1,913,142
966,178	i	Filtration Group Corp	LIBOR 1 M + 3.000%	3.084	03/28/25	960,748
1,010,038	i	GFL Environmental, Inc	LIBOR 3 M + 3.000%	3.500	05/30/25	1,011,300
386,116	i	Intermediate Dutch Holdings	LIBOR 1 M + 4.000%	4.084	03/06/28	386,807
2,157,386	i	Intrado Corp	LIBOR 3 M + 4.000%	5.000	10/10/24	2,123,451
2,500,000	i	Maxar Technologies Ltd	LIBOR 1 M + 2.750%	2.870	10/04/24	2,478,525
1,019,875	i	PAE Holding Corp	LIBOR 3 M + 4.500%	5.250	10/14/27	1,017,835
1,455,188	i	Peraton Corp	LIBOR 1 M + 3.750%	4.500	02/01/28	1,455,420
2,243,925	i	Prime Security Services Borrower LLC	LIBOR 1 M + 2.750%	3.500	09/23/26	2,240,604
1,920,188	i	Spin Holdco, Inc	LIBOR 3 M + 4.000%	4.750	03/01/28	1,924,777
2,254,105	i	Trans Union LLC	LIBOR 1 M + 1.750%	1.834	11/16/26	2,238,957
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				21,896,997

CONSUMER DURABLES & APPAREL - 0.0%
1,000,000	i	Conair Holdings LLC	LIBOR 3 M + 3.750%	4.250	05/17/28	1,000,420
1,488,750	i	Great Outdoors Group LLC	LIBOR 3 M + 4.250%	5.000	03/06/28	1,493,216
		TOTAL CONSUMER DURABLES & APPAREL				2,493,636

CONSUMER SERVICES - 0.3%
597,000	i	AlixPartners LLP	LIBOR 1 M + 2.750%	3.250	02/04/28	595,173
356,400	i	Caesars Resort Collection LLC	LIBOR 1 M + 3.500%	3.583	07/21/25	356,528
1,983,072	i	Golden Nugget LLC	LIBOR 2 M + 2.500%	3.250	10/04/23	1,972,621
2,779,000	i,j	IRB Holding Corp	LIBOR 3 M + 3.250%	4.250	12/15/27	2,782,474
1,549,958	i	KFC Holding Co	LIBOR 1 M + 1.750%	1.836	03/09/28	1,548,020
1,711,137	i	KUEHG Corp	LIBOR 3 M + 3.750%	4.750	02/21/25	1,693,547
1,990,000	i	Life Time, Inc	LIBOR 3 M + 4.750%	5.750	12/10/24	2,003,691
249

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$2,213,951	i	Scientific Games International, Inc	LIBOR 1 M + 2.750%	2.834%	08/14/24	$2,203,169
1,488,750	i	Sophia LP	LIBOR 3 M + 3.750%	4.500	10/07/27	1,493,708
1,444,381	i	Sterling Midco Holdings, Inc	LIBOR 3 M + 3.500%	4.500	06/19/24	1,438,964
		TOTAL CONSUMER SERVICES				16,087,895

DIVERSIFIED FINANCIALS - 0.0%
371,174	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	2.334	03/24/25	367,811
372,611	i	Reynolds Group Holdings, Inc	LIBOR 1 M + 3.250%	3.334	02/05/26	369,817
		TOTAL DIVERSIFIED FINANCIALS				737,628

ENERGY - 0.0%
796,875	i	ChampionX Holding, Inc	LIBOR 3 M + 5.000%	6.000	06/03/27	808,828
640,250	i	Delek US Holdings, Inc	LIBOR 1 M + 5.500%	6.500	04/01/25	640,250
483,788	i	DT Midstream, Inc	LIBOR 3 M + 2.000%	2.500	06/26/28	483,410
		TOTAL ENERGY				1,932,488

FOOD, BEVERAGE & TOBACCO - 0.1%
1,188,000	i	Chobani LLC	LIBOR 1 M + 3.500%	4.500	10/20/27	1,189,699
592,500	i	Froneri US, Inc	LIBOR 1 M + 2.250%	2.334	01/29/27	585,094
1,984,615	i	Hearthside Food Solutions LLC	LIBOR 1 M + 3.688%	3.772	05/23/25	1,977,590
1,985,000	i	Shearer’s Foods LLC	LIBOR 3 M + 3.500%	4.250	09/23/27	1,981,625
667,000	i	Triton Water Holdings, Inc	LIBOR 3 M + 3.500%	4.000	03/31/28	665,753
		TOTAL FOOD, BEVERAGE & TOBACCO				6,399,761

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
1,492,500	i	ADMI Corp	LIBOR 1 M + 3.125%	3.625	12/23/27	1,479,441
1,809,108	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.500%	3.500	03/01/24	1,806,937
445,500	i	Da Vinci Purchaser Corp	LIBOR 1 M + 4.000%	5.000	01/08/27	447,033
979,435	i	ExamWorks Group Inc	LIBOR 1 M + 3.250%	4.250	07/27/23	979,229
1,105,983	i	Gentiva Health Services, Inc	LIBOR 1 M + 2.750%	2.875	07/02/25	1,105,519
1,318,375	i	Global Medical Response, Inc	LIBOR 3 M + 4.750%	5.750	10/02/25	1,322,330
1,920,188	i	Onex TSG Intermediate Corp	LIBOR 3 M + 4.750%	5.500	02/28/28	1,934,109
2,597,237	i	RegionalCare Hospital Partners Holdings, Inc	LIBOR 1 M + 3.750%	3.834	11/16/25	2,592,380
2,000,000	i	Select Medical Corp	LIBOR 1 M + 2.250%	2.340	03/06/25	1,984,500
3,181,113	i	Surgery Center Holdings, Inc	LIBOR 1 M + 3.750%	4.500	09/03/26	3,184,199
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				16,835,677

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
721,375	i	Energizer Holdings, Inc	LIBOR 1 M + 2.250%	2.750	12/16/27	720,473
992,500	i	Kronos Acquisition Holdings, Inc	LIBOR 1 M + 3.750%	4.250	12/22/26	966,983
1,183,809	i	Weber-Stephen Products LLC	LIBOR 1 M + 3.250%	4.000	10/29/27	1,185,881
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				2,873,337

INSURANCE - 0.1%
215,555	i	Acrisure LLC	LIBOR 3 M + 3.500%	3.632	02/15/27	213,354
123,610	i	Alliant Holdings Intermediate LLC	LIBOR 1 M + 3.750%	4.250	11/05/27	123,644
190,301	i	Asurion LLC	LIBOR 1 M + 3.125%	3.209	11/03/23	189,112
1,546,799	i	Asurion LLC	LIBOR 1 M + 3.250%	3.334	12/23/26	1,523,040
425,000	i	Asurion LLC	LIBOR 1 M + 5.250%	5.334	01/31/28	423,496
985,050	i	HUB International Ltd	LIBOR 3 M + 3.250%	4.000	04/25/25	985,050
1,964,194	i	USI, Inc	LIBOR 3 M + 3.000%	3.132	05/16/24	1,949,817
		TOTAL INSURANCE				5,407,513
250

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

MATERIALS - 0.2%
$1,287,000	i	Asplundh Tree Expert LLC	LIBOR 1 M + 1.750%	1.834%	09/02/27	$1,281,994
660,809	i	Berry Global, Inc	LIBOR 1 M + 1.750%	1.856	07/01/26	656,679
670,597	i	Flex Acquisition Co, Inc	LIBOR 3 M + 3.500%	4.000	03/02/28	669,014
133,621	i	H.B. Fuller Co	LIBOR 1 M + 2.000%	2.087	10/21/24	133,672
773,063	i	Kloeckner Pentaplast of America, Inc	LIBOR 6 M + 4.750%	5.250	02/04/26	774,516
188,922	i	MA FinanceCo LLC	LIBOR 1 M + 2.750%	2.834	06/21/24	186,797
1,007,516	i	Messer Industries USA, Inc	LIBOR 3 M + 2.500%	2.584	03/01/26	1,001,723
2,187,855	i	Quikrete Holdings, Inc	LIBOR 1 M + 2.500%	2.584	02/01/27	2,168,252
542,499	i	Tamko Building Products, Inc	LIBOR 1 M + 3.000%	3.132	05/29/26	539,109
356,768	i	Tronox Finance LLC	LIBOR 1 M + 2.250%	2.398	03/10/28	355,144
1,456,162	i	Zekelman Industries, Inc	LIBOR 1 M + 2.000%	2.083	01/25/27	1,439,474
		TOTAL MATERIALS				9,206,374

MEDIA & ENTERTAINMENT - 0.4%
1,989,664	i	Altice Financing S.A.	LIBOR 3 M + 2.750%	2.900	02/02/26	1,953,353
612,500	i	Arches Buyer, Inc	LIBOR 1 M + 3.250%	3.750	12/06/27	609,058
1,215,813	i	Arterra Wines Canada, Inc	LIBOR 3 M + 3.500%	4.250	11/19/27	1,215,557
297,750	i	Banijay Group US Holding, Inc	LIBOR 1 M + 3.750%	3.833	03/04/25	297,006
198,500	i	Cablevision Lightpath LLC	LIBOR 1 M + 3.250%	3.750	11/30/27	198,649
905,677	i	Cirque Du Soleil Holding USA Newco, Inc	LIBOR 3 M + 6.000%	7.000	11/24/25	903,603
847,571	i	Cirque Du Soleil Holding USA Newco, Inc	LIBOR 3 M + 1.000%	2.000	11/24/27	836,070
267,000	i	City Brewing Co LLC	LIBOR 3 M + 3.500%	4.250	03/31/28	264,218
721,375	i	CNT Holdings I Corp	LIBOR 3 M + 3.750%	4.500	11/08/27	721,829
1,840,000	i	Coral-US Co-Borrower LLC	LIBOR 1 M + 3.000%	4.000	09/23/29	1,827,929
1,492,354	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	2.334	07/17/25	1,469,968
980,000	i	Diamond Sports Group LLC	LIBOR 1 M + 3.250%	3.340	08/24/26	608,276
2,493,750	i	INEOS US Petrochem LLC	LIBOR 1 M + 2.750%	3.250	01/29/26	2,493,750
798,000	i	Journey Personal Care Corp	LIBOR 3 M + 4.250%	5.000	03/01/28	799,333
15,625		OneDigital Borrower LLC		5.250	11/16/27	15,670
483,164		OneDigital Borrower LLC	LIBOR 3 M + 4.500%	5.250	11/16/27	484,575
423,938	i	Park River Holdings, Inc	LIBOR 3 M + 3.250%	4.000	12/28/27	422,085
397,000	i	Radiate Holdco LLC	LIBOR 1 M + 3.500%	4.250	09/25/26	396,428
2,448,451	i	Ryan Specialty Group LLC	LIBOR 1 M + 3.000%	3.750	09/01/27	2,446,003
275,000	i	SkyMiles IP Ltd	LIBOR 3 M + 3.750%	4.750	10/20/27	292,308
879,312	i	TK Elevator US Newco, Inc	LIBOR 6 M + 3.500%	4.000	07/29/27	880,534
590,391	i	TricorBraun Holdings, Inc	LIBOR 1 M + 3.250%	3.750	03/03/28	586,778
133,129	i	TricorBraun Holdings, Inc	LIBOR 1 M + 3.250%	3.750	03/03/28	132,314
1,835,991	i	Univision Communications, Inc	LIBOR 1 M + 3.750%	4.750	03/24/26	1,832,668
372,188	i	US Radiology Specialists, Inc	LIBOR 3 M + 5.500%	6.250	12/10/27	373,524
1,442,750	i	Woof Holdings, Inc	LIBOR 3 M + 3.750%	4.500	12/21/27	1,443,659
		TOTAL MEDIA & ENTERTAINMENT				23,505,145

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
621,875	i	Avantor, Inc	LIBOR 1 M + 2.250%	2.750	11/08/27	622,652
2,265,209	i	Bausch Health Americas, Inc	LIBOR 1 M + 3.000%	3.085	06/02/25	2,261,811
2,299,315	i	Endo Luxembourg Finance Co I Sarl	LIBOR 3 M + 5.000%	5.750	03/27/28	2,244,385
1,995,000	i	Jazz Financing Lux Sarl	LIBOR 1 M + 3.500%	4.000	05/05/28	1,997,254
1,456,005	i	PAREXEL International Corp	LIBOR 1 M + 2.750%	2.834	09/27/24	1,454,768
1,924,681	i	PPD, Inc	LIBOR 1 M + 2.000%	2.500	01/13/28	1,920,678
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				10,501,548
251

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

REAL ESTATE - 0.0%
$1,239,853	i	Cushman & Wakefield plc	LIBOR 1 M + 2.750%	2.834%	08/21/25	$1,227,765
		TOTAL REAL ESTATE				1,227,765

RETAILING - 0.1%
446,625	i	LS GROUP OPCO ACQUISITIO	LIBOR 3 M + 3.250%	4.000	11/02/27	445,790
379,251	i	Men’s Wearhouse LLC	LIBOR 3 M + 8.000%	9.000	12/01/25	315,916
500,000	i	PetSmart, Inc	LIBOR 3 M + 3.750%	4.500	02/11/28	500,715
1,596,000	i	Resideo Funding, Inc	LIBOR 2 M + 2.250%	2.750	02/09/28	1,596,000
788,455	i	Sally Holdings LLC	LIBOR 1 M + 2.250%	2.340	07/05/24	785,167
1,930,563	i	Staples, Inc	LIBOR 3 M + 5.000%	5.126	04/16/26	1,837,548
		TOTAL RETAILING				5,481,136

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
668,156	i	MKS Instruments, Inc	LIBOR 1 M + 1.750%	1.834	02/02/26	665,149
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				665,149

SOFTWARE & SERVICES - 0.2%
500,000	i	Avaya Holdings Corp	LIBOR 1 M + 4.250%	4.334	12/15/27	500,585
1,796,775	i	Camelot Finance S.A.	LIBOR 1 M + 3.000%	3.084	10/30/26	1,791,528
1,484,694	i	Hyland Software, Inc	LIBOR 1 M + 3.500%	4.250	07/01/24	1,485,466
1,984,887	i	Informatica LLC	LIBOR 1 M + 3.250%	3.334	02/25/27	1,977,443
1,500,000	i	Magenta Buyer LLC	LIBOR 3 M + 5.000%	5.750	07/27/28	1,499,535
1,231,394	i	Mitchell International, Inc	LIBOR 1 M + 3.250%	3.334	11/29/24	1,229,092
118,500	i	Presidio Holdings, Inc	LIBOR 1 M + 3.500%	3.590	01/22/27	118,241
1,815,875	i	Rackspace Technology Global, Inc	LIBOR 3 M + 2.750%	3.500	02/03/28	1,802,056
475,000	i	RealPage, Inc	LIBOR 1 M + 3.250%	3.750	04/24/28	473,366
123,752	i	UKG, Inc	LIBOR 3 M + 3.250%	4.000	05/04/26	123,917
		TOTAL SOFTWARE & SERVICES				11,001,229

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,147,125	i	Ahead DB Holdings LLC	LIBOR 3 M + 3.750%	4.500	10/18/27	1,150,945
1,320,104	i	Dell International LLC	LIBOR 1 M + 1.750%	2.000	09/19/25	1,319,457
498,750	i	Ingram Micro, Inc	LIBOR 3 M + 3.500%	4.000	06/30/28	499,747
450,000	i	Match Group Holdings II LLC	LIBOR 3 M + 1.750%	1.874	02/07/27	447,188
1,532,020	i	Western Digital Corp	LIBOR 1 M + 1.750%	1.838	04/29/23	1,531,377
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				4,948,714

TELECOMMUNICATION SERVICES - 0.1%
992,405	i	CommScope, Inc	LIBOR 1 M + 3.250%	3.334	04/06/26	986,411
2,984,496	i	SFR Group S.A.	LIBOR 1 M + 3.688%	3.800	01/31/26	2,956,889
623,553	i	Zayo Group Holdings, Inc	LIBOR 1 M + 3.000%	3.084	03/09/27	617,735
		TOTAL TELECOMMUNICATION SERVICES				4,561,035

TRANSPORTATION - 0.1%
555,000	i	Air Canada	LIBOR 3 M + 3.500%	4.250	08/11/28	556,848
750,000	i	American Airlines, Inc	LIBOR 3 M + 4.750%	5.500	04/20/28	775,102
380,000	i	CHG Healthcare Services, Inc	LIBOR 1 M + 3.500%	4.000	09/21/28	380,407
1,970,000	i	Genesee & Wyoming, Inc	LIBOR 3 M + 2.000%	2.132	12/30/26	1,957,018
475,000	i	Mileage Plus Holdings LLC	LIBOR 3 M + 5.250%	6.250	06/18/27	504,393
995,000	i	United Airlines, Inc	LIBOR 3 M + 3.750%	4.500	04/21/28	1,001,109
1,196,736	i	XPO Logistics, Inc	LIBOR 1 M + 1.750%	1.833	02/24/25	1,190,010
		TOTAL TRANSPORTATION				6,364,887
252

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

UTILITIES - 0.1%
$464,158	i	AssuredPartners, Inc	LIBOR 1 M + 3.500%	3.584%	02/12/27	$461,062
1,583,531	i	AssuredPartners, Inc	LIBOR 1 M + 3.500%	4.000	02/12/27	1,580,760
1,963,665	i	Gopher Resource LLC	LIBOR 1 M + 3.250%	4.250	03/06/25	1,808,535
1,282,783	i	ProQuest LLC	LIBOR 1 M + 3.250%	3.334	10/23/26	1,281,295
1,275,839	i	Seattle SpinCo, Inc	LIBOR 1 M + 2.750%	2.834	06/21/24	1,261,486
2,133,876	i	Utz Quality Foods LLC	LIBOR 1 M + 3.000%	3.084	01/20/28	2,129,886
		TOTAL UTILITIES				8,523,024

		TOTAL BANK LOAN OBLIGATIONS				169,281,911
		(Cost $169,224,394)

BONDS - 93.5%

CORPORATE BONDS - 44.1%

AUTOMOBILES & COMPONENTS - 0.6%
4,500,000	g	Adient Global Holdings Ltd		4.875	08/15/26	4,606,965
350,000	g	Adient US LLC		9.000	04/15/25	378,000
1,463,000	g	Clarios Global LP		6.750	05/15/25	1,543,465
575,000		Dana, Inc		5.375	11/15/27	605,906
350,000		Dana, Inc		5.625	06/15/28	376,898
325,000		Dana, Inc		4.250	09/01/30	334,246
750,000		Ford Motor Co		8.500	04/21/23	824,955
775,000		Ford Motor Co		9.000	04/22/25	931,961
1,000,000		Ford Motor Co		7.450	07/16/31	1,304,850
4,900,000	g	Gates Global LLC		6.250	01/15/26	5,083,750
3,300,000		General Motors Co		6.125	10/01/25	3,866,581
2,300,000		General Motors Co		5.000	10/01/28	2,662,391
1,350,000		General Motors Co		6.600	04/01/36	1,812,186
3,325,000		General Motors Co		5.200	04/01/45	4,049,002
750,000		General Motors Co		6.750	04/01/46	1,069,494
5,000,000		Goodyear Tire & Rubber Co		5.250	04/30/31	5,373,250
250,000	g,o	IHO Verwaltungs GmbH		4.750	09/15/26	256,250
1,450,000		Magna International, Inc		3.625	06/15/24	1,555,745
		TOTAL AUTOMOBILES & COMPONENTS				36,635,895

BANKS - 8.3%
2,000,000	g	Akbank T.A.S.		6.800	02/06/26	2,085,078
2,000,000	g	Akbank T.A.S.		6.797	04/27/28	2,006,200
1,500,000	g	Akbank TAS		6.800	06/22/31	1,480,050
2,450,000	g	Australia & New Zealand Banking Group Ltd		2.950	07/22/30	2,546,677
4,000,000		Banco Bilbao Vizcaya Argentaria S.A.		6.500	N/A‡	4,350,000
1,175,000	g	Banco de Credito del Peru		3.250	09/30/31	1,150,337
2,375,000	g	Banco del Estado de Chile		2.704	01/09/25	2,458,125
2,855,000	g	Banco do Brasil S.A.		3.250	09/30/26	2,853,572
1,725,000	g	Banco Industrial S.A.		4.875	01/29/31	1,750,875
3,000,000	g	Banco Internacional del Peru SAA Interbank		4.000	07/08/30	3,000,000
2,400,000		Banco Santander S.A.		1.722	09/14/27	2,388,847
1,905,000		Banco Santander S.A.		3.800	02/23/28	2,087,975
600,000		Banco Santander S.A.		2.958	03/25/31	617,268
253

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,200,000		Banco Santander S.A.	7.500%	N/A‡	$2,398,000
8,800,000		Banco Santander S.A.	4.750	N/A‡	8,963,416
2,000,000		Bancolombia S.A.	3.000	01/29/25	2,017,520
2,000,000		Bancolombia S.A.	4.625	12/18/29	2,025,000
2,600,000	g	Bangkok Bank PCL	3.466	09/23/36	2,570,810
2,000,000	g	Bangkok Bank PCL	5.000	N/A‡	2,080,000
2,000,000	g	Banistmo S.A.	4.250	07/31/27	2,048,500
3,000,000	g	Bank Leumi Le-Israel BM	3.275	01/29/31	3,071,250
11,975,000		Bank of America Corp	2.456	10/22/25	12,508,247
2,925,000		Bank of America Corp	1.734	07/22/27	2,937,036
6,675,000		Bank of America Corp	3.824	01/20/28	7,366,197
6,775,000		Bank of America Corp	2.496	02/13/31	6,856,232
22,600,000		Bank of America Corp	2.592	04/29/31	23,066,192
9,225,000		Bank of America Corp	1.922	10/24/31	8,874,176
3,050,000		Bank of America Corp	3.311	04/22/42	3,200,291
630,000		Bank of America Corp	6.300	N/A‡	730,800
7,000,000		Bank of America Corp	6.100	N/A‡	7,805,910
1,275,000		Bank of Montreal	3.803	12/15/32	1,396,956
1,500,000		Barclays plc	4.338	05/16/24	1,587,773
3,000,000		Barclays plc	3.932	05/07/25	3,219,574
1,500,000		Barclays plc	4.375	N/A‡	1,498,950
6,855,000		Barclays plc	6.125	N/A‡	7,587,662
1,700,000		Barclays plc	7.750	N/A‡	1,853,000
3,300,000	g	BNP Paribas S.A.	2.819	11/19/25	3,456,307
100,000	g	BNP Paribas S.A.	4.375	05/12/26	110,439
575,000	g	BNP Paribas S.A.	2.219	06/09/26	590,169
2,175,000	g	BNP Paribas S.A.	1.323	01/13/27	2,138,482
2,150,000	g	BNP Paribas S.A.	1.904	09/30/28	2,140,002
6,600,000	g	BNP Paribas S.A.	2.588	08/12/35	6,400,143
925,000	g	BNP Paribas S.A.	6.625	N/A‡	1,001,035
1,625,000		Citigroup, Inc	3.875	03/26/25	1,764,831
5,895,000		Citigroup, Inc	3.200	10/21/26	6,355,843
2,805,000		Citigroup, Inc	4.300	11/20/26	3,150,379
695,000		Citigroup, Inc	4.450	09/29/27	790,346
5,325,000		Citigroup, Inc	4.125	07/25/28	5,943,990
11,200,000		Citigroup, Inc	2.666	01/29/31	11,470,339
8,300,000		Citigroup, Inc	4.412	03/31/31	9,583,657
2,135,000		Citigroup, Inc	2.572	06/03/31	2,176,214
7,500,000		Citigroup, Inc	6.300	N/A‡	8,096,250
10,000,000		Citigroup, Inc	5.000	N/A‡	10,444,750
5,725,000		Cooperatieve Rabobank UA	3.750	07/21/26	6,309,546
1,325,000	g	Credicorp Ltd	2.750	06/17/25	1,354,604
3,000,000	g	Credit Agricole S.A.	1.247	01/26/27	2,957,603
830,000	g	Danske Bank AS	5.375	01/12/24	910,927
1,525,000	g	DBS Group Holdings Ltd	4.520	12/11/28	1,633,142
2,450,000		Discover Bank	2.450	09/12/24	2,554,902
800,000		Discover Bank	4.250	03/13/26	891,502
1,625,000		Discover Bank	3.450	07/27/26	1,761,704
1,375,000		Discover Bank	2.700	02/06/30	1,425,999
6,600,000		Fifth Third Bancorp	4.500	N/A‡	7,170,900
2,500,000	g	Grupo Aval Ltd	4.375	02/04/30	2,470,000
1,300,000		HSBC Holdings plc	3.900	05/25/26	1,431,889
5,675,000		HSBC Holdings plc	4.292	09/12/26	6,260,273
630,000		HSBC Holdings plc	4.375	11/23/26	702,182
254

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,250,000		HSBC Holdings plc	2.013%	09/22/28	$2,249,448
4,775,000		HSBC Holdings plc	2.206	08/17/29	4,736,130
2,200,000		HSBC Holdings plc	3.973	05/22/30	2,428,228
4,500,000		HSBC Holdings plc	6.000	N/A‡	4,933,125
990,000		Huntington Bancshares, Inc	4.000	05/15/25	1,085,392
5,000,000		Huntington Bancshares, Inc	5.625	N/A‡	5,862,000
3,000,000	g	ICICI Bank Ltd	4.000	03/18/26	3,230,850
1,100,000		ING Groep NV	3.950	03/29/27	1,232,422
3,000,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	3,030,000
2,680,000	g	Intesa Sanpaolo SpA	7.700	N/A‡	3,028,105
700,000		JPMorgan Chase & Co	2.700	05/18/23	724,043
660,000		JPMorgan Chase & Co	3.900	07/15/25	721,689
350,000		JPMorgan Chase & Co	3.200	06/15/26	378,078
13,880,000		JPMorgan Chase & Co	3.702	05/06/30	15,328,144
3,825,000		JPMorgan Chase & Co	2.739	10/15/30	3,961,253
2,345,000		JPMorgan Chase & Co	2.522	04/22/31	2,392,376
4,575,000		JPMorgan Chase & Co	2.956	05/13/31	4,759,637
7,725,000		JPMorgan Chase & Co	1.953	02/04/32	7,452,473
5,725,000		JPMorgan Chase & Co	3.157	04/22/42	5,943,902
1,250,000		JPMorgan Chase & Co	4.260	02/22/48	1,507,176
5,700,000		JPMorgan Chase & Co	3.328	04/22/52	5,971,075
4,000,000		JPMorgan Chase & Co	5.000	N/A‡	4,175,000
2,000,000		JPMorgan Chase & Co	6.100	N/A‡	2,173,600
6,250,000		JPMorgan Chase & Co	3.650	N/A‡	6,281,250
890,000		Keycorp	5.000	N/A‡	992,350
775,000	g	Kookmin Bank	2.500	11/04/30	767,825
4,000,000		Lloyds Banking Group plc	7.500	N/A‡	4,640,434
4,175,000		M&T Bank Corp	3.500	N/A‡	4,143,687
1,800,000		Mitsubishi UFJ Financial Group, Inc	2.193	02/25/25	1,861,873
3,500,000	g	Mizrahi Tefahot Bank Ltd	3.077	04/07/31	3,539,375
2,650,000		Natwest Group plc	3.032	11/28/35	2,653,516
3,000,000		Natwest Group plc	4.600	N/A‡	3,014,400
5,000,000		Natwest Group plc	8.000	N/A‡	5,906,250
1,665,000	g	Oversea-Chinese Banking Corp Ltd	1.832	09/10/30	1,659,306
1,200,000		PNC Bank NA	2.700	10/22/29	1,258,358
2,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	2,697,620
5,225,000		PNC Financial Services Group, Inc	3.400	N/A‡	5,211,937
4,000,000		Regions Financial Corp	5.750	N/A‡	4,461,200
1,925,000		Royal Bank of Scotland Group plc	3.073	05/22/28	2,043,957
3,000,000		Royal Bank of Scotland Group plc	6.000	N/A‡	3,357,390
2,325,000		Santander Holdings USA, Inc	3.400	01/18/23	2,404,377
2,500,000	g	Sovcombank Via SovCom Capital DAC	3.400	01/26/25	2,516,266
3,675,000		Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	3,771,147
2,250,000		Sumitomo Mitsui Financial Group, Inc	2.696	07/16/24	2,363,331
1,500,000		SVB Financial Group	4.100	N/A‡	1,541,700
1,820,000		SVB Financial Group	4.000	N/A‡	1,865,500
3,300,000		Toronto-Dominion Bank	1.150	06/12/25	3,307,305
475,000		Toronto-Dominion Bank	3.625	09/15/31	521,870
1,175,000		Truist Bank	1.500	03/10/25	1,196,207
5,055,000		Truist Financial Corp	4.800	N/A‡	5,325,847
3,000,000	g	Turkiye Garanti Bankasi AS.	6.125	05/24/27	3,007,500
2,500,000	g	Turkiye Vakiflar Bankasi TAO	6.500	01/08/26	2,540,103
3,050,000	g	Turkiye Vakiflar Bankasi TAO	5.500	10/01/26	2,956,147
255

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,350,000	g	UBS Group AG.	1.494%	08/10/27	$2,322,789
5,000,000	g	UBS Group AG.	3.875	N/A‡	4,999,450
3,000,000		UniCredit SpA	8.000	N/A‡	3,273,750
1,700,000	g	United Overseas Bank Ltd	3.750	04/15/29	1,802,595
3,000,000	g	United Overseas Bank Ltd	2.000	10/14/31	2,999,610
2,075,000		Wells Fargo & Co	3.750	01/24/24	2,218,333
1,050,000		Wells Fargo & Co	3.550	09/29/25	1,143,882
5,825,000		Wells Fargo & Co	2.393	06/02/28	6,008,138
3,600,000		Wells Fargo & Co	2.879	10/30/30	3,759,699
10,000,000		Wells Fargo & Co	3.900	N/A‡	10,312,500
1,500,000		Wells Fargo & Co	5.875	N/A‡	1,671,765
2,350,000		Westpac Banking Corp	2.850	05/13/26	2,528,221
1,250,000		Westpac Banking Corp	2.668	11/15/35	1,223,956
		TOTAL BANKS			477,263,707

CAPITAL GOODS - 1.5%
2,000,000	g	Adaro Indonesia PT	4.250	10/31/24	2,035,000
1,325,000		Air Lease Corp	3.000	02/01/30	1,344,485
5,000,000		Air Lease Corp	3.125	12/01/30	5,122,302
2,000,000		Air Lease Corp	4.650	N/A‡	2,092,500
1,690,000	g	Airbus SE	3.150	04/10/27	1,815,578
2,000,000	g	BAE Systems plc	1.900	02/15/31	1,917,914
2,000,000	g	BOC Aviation Ltd	3.000	09/11/29	2,032,177
10,500,000		Boeing Co	2.196	02/04/26	10,577,404
2,350,000		Boeing Co	2.950	02/01/30	2,396,066
2,300,000		Boeing Co	3.250	02/01/35	2,299,788
10,000,000		Boeing Co	5.805	05/01/50	13,329,703
875,000	g	DAE Funding LLC	1.550	08/01/24	867,002
1,325,000	g	DAE Funding LLC	3.375	03/20/28	1,365,686
2,475,000	g	Embraer Netherlands Finance BV	6.950	01/17/28	2,811,105
15,000		General Electric Co	6.875	01/10/39	22,355
3,075,000	g	H&E Equipment Services, Inc	3.875	12/15/28	3,063,008
1,750,000		Ingersoll-Rand Luxembourg Finance S.A.	3.800	03/21/29	1,957,023
800,000		L3Harris Technologies, Inc	3.850	06/15/23	842,884
500,000	g	Land O’ Lakes, Inc	8.000	N/A‡	538,750
500,000	e	Lockheed Martin Corp	1.850	06/15/30	497,529
375,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	393,946
1,925,000		Northrop Grumman Corp	3.250	01/15/28	2,082,651
1,400,000	g	OQ SAOC	5.125	05/06/28	1,416,234
2,625,000		Parker-Hannifin Corp	3.250	06/14/29	2,823,362
199,000		Raytheon Technologies Corp	3.650	08/16/23	210,201
4,450,000		Raytheon Technologies Corp	4.125	11/16/28	5,064,927
2,000,000		Raytheon Technologies Corp	2.250	07/01/30	2,019,530
1,725,000		Raytheon Technologies Corp	4.500	06/01/42	2,114,283
325,000	g	Rolls-Royce plc	5.750	10/15/27	359,125
1,300,000		Roper Technologies, Inc	1.400	09/15/27	1,283,799
1,000,000		Roper Technologies, Inc	2.950	09/15/29	1,060,720
4,100,000		Roper Technologies, Inc	2.000	06/30/30	4,014,262
2,800,000	g	TSMC Global Ltd	1.000	09/28/27	2,683,884
1,400,000	g	Tupy Overseas S.A.	4.500	02/16/31	1,359,120
400,000	g	Univar Solutions USA, Inc	5.125	12/01/27	419,980
715,000	g	WESCO Distribution, Inc	7.125	06/15/25	762,998
725,000	g	WESCO Distribution, Inc	7.250	06/15/28	802,938
		TOTAL CAPITAL GOODS			85,800,219
256

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
$2,125,000	g	ADT Corp		4.875%	07/15/32	$2,143,594
800,000	g	ASGN, Inc		4.625	05/15/28	828,000
5,000,000		BayCare Health System, Inc		2.560	11/15/21	5,013,347
3,000,000		BayCare Health System, Inc		2.610	11/15/22	3,068,152
925,000	g	Booz Allen Hamilton, Inc		3.875	09/01/28	948,236
370,000	g	Booz Allen Hamilton, Inc		4.000	07/01/29	379,250
2,441,060	g	British Airways		3.800	09/20/31	2,538,787
250,000	g	GFL Environmental, Inc		4.250	06/01/25	257,813
1,000,000	g	GFL Environmental, Inc		3.750	08/01/25	1,028,750
250,000	g	GFL Environmental, Inc		5.125	12/15/26	262,527
3,150,000	g	GFL Environmental, Inc		3.500	09/01/28	3,169,688
500,000		IHS Markit Ltd		4.125	08/01/23	530,100
1,830,000		IHS Markit Ltd		4.250	05/01/29	2,085,505
775,000	g	Prime Security Services Borrower LLC		5.250	04/15/24	826,576
2,750,000	g	Prime Security Services Borrower LLC		5.750	04/15/26	2,974,841
1,200,000	g	Prime Security Services Borrower LLC		3.375	08/31/27	1,151,256
2,725,000	g	Prime Security Services Borrower LLC		6.250	01/15/28	2,817,051
1,550,000		Republic Services, Inc		2.900	07/01/26	1,649,634
200,000	g	Ritchie Bros Auctioneers, Inc		5.375	01/15/25	204,845
1,330,000		Verisk Analytics, Inc		4.125	03/15/29	1,510,452
325,000		Verisk Analytics, Inc		3.625	05/15/50	345,325
325,000	g	WASH Multifamily Acquisition, Inc		5.750	04/15/26	339,373
850,000		Waste Management, Inc		2.500	11/15/50	786,307
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				34,859,409

CONSUMER DURABLES & APPAREL - 0.2%
400,000		Leggett & Platt, Inc		4.400	03/15/29	454,852
5,000,000		Lennar Corp		4.750	11/29/27	5,793,500
369,000		Newell Brands, Inc		4.875	06/01/25	407,265
5,000,000	e	PulteGroup, Inc		5.000	01/15/27	5,791,850
		TOTAL CONSUMER DURABLES & APPAREL				12,447,467

CONSUMER SERVICES - 0.6%
8,000,000		Anheuser-Busch Cos LLC		3.650	02/01/26	8,774,574
3,095,000		Anheuser-Busch Cos LLC		4.900	02/01/46	3,804,420
2,805,000	g	Carnival Corp		4.000	08/01/28	2,833,050
1,825,000	g	Cedar Fair LP		5.500	05/01/25	1,895,719
2,300,000	g	ENA Master Trust		4.000	05/19/48	2,357,500
150,000	g	Hilton Domestic Operating Co, Inc		5.375	05/01/25	156,750
150,000	g	Hilton Domestic Operating Co, Inc		5.750	05/01/28	161,550
2,200,000	g	Hilton Domestic Operating Co, Inc		3.625	02/15/32	2,167,000
2,070,000	g	International Game Technology plc		6.500	02/15/25	2,310,016
400,000	g	International Game Technology plc		4.125	04/15/26	415,748
2,550,000	g	Live Nation Entertainment, Inc		6.500	05/15/27	2,805,000
425,000	g	Marriott Ownership Resorts, Inc		4.500	06/15/29	430,312
1,400,000	g	MGM China Holdings Ltd		4.750	02/01/27	1,377,250
2,355,000	i	Nature Conservancy	LIBOR 3 M + 1.080%	1.206	02/01/24	2,365,960
2,745,000		Northwestern University		3.812	12/01/50	3,118,458
1,665,000	e,g	Sands China Ltd		2.300	03/08/27	1,610,105
325,000	g	Scientific Games International, Inc		5.000	10/15/25	334,344
450,000	g	Wynn Macau Ltd		5.625	08/26/28	428,372
		TOTAL CONSUMER SERVICES				37,346,128
257

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

DIVERSIFIED FINANCIALS - 5.2%
$2,000,000		AerCap Ireland Capital DAC	4.625%	07/01/22	$2,059,597
2,150,000		AerCap Ireland Capital DAC	1.750	01/30/26	2,128,037
900,000		AerCap Ireland Capital DAC	3.650	07/21/27	956,004
3,000,000		AerCap Ireland Capital DAC	4.625	10/15/27	3,344,978
6,000,000		Ally Financial, Inc	4.700	N/A‡	6,245,100
3,200,000		American Express Co	2.500	08/01/22	3,255,449
2,312,000		American Express Co	3.700	08/03/23	2,445,068
5,250,000		American Express Co	3.550	N/A‡	5,348,962
3,000,000	g	B3 S.A.-Brasil Bolsa Balcao	4.125	09/20/31	2,939,250
1,000,000	g	Banco BTG Pactual S.A.	4.500	01/10/25	1,027,510
4,000,000	g	Banco BTG Pactual S.A.	2.750	01/11/26	3,885,000
1,380,000	g	Banco Mercantil del Norte S.A.	6.750	N/A‡	1,455,900
6,300,000		Bank of New York Mellon Corp	4.700	N/A‡	6,914,250
2,850,000	g	BBVA Bancomer S.A.	5.125	01/18/33	2,971,125
1,200,000		Berkshire Hathaway, Inc	3.125	03/15/26	1,302,325
1,800,000	g	BNP Paribas S.A.	2.159	09/15/29	1,782,960
1,800,000	g	BPCE S.A.	4.625	07/11/24	1,959,636
2,825,000		Capital One Bank USA NA	3.375	02/15/23	2,938,232
1,055,000		Capital One Financial Corp	3.750	03/09/27	1,167,175
4,740,000		Capital One Financial Corp	3.950	N/A‡	4,882,200
5,000,000		Charles Schwab Corp	4.000	N/A‡	5,212,500
6,675,000		Charles Schwab Corp	5.375	N/A‡	7,417,594
600,000	g	Compass Group Diversified Holdings LLC	5.250	04/15/29	627,750
2,500,000	g	Credit Suisse Group AG.	2.997	12/14/23	2,567,438
475,000	g	Credit Suisse Group AG.	2.193	06/05/26	483,915
5,900,000	g	Credit Suisse Group AG.	1.305	02/02/27	5,766,063
625,000	g	Credit Suisse Group AG.	3.091	05/14/32	639,079
5,335,000	g	Credit Suisse Group AG.	5.250	N/A‡	5,581,744
4,075,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	4,293,316
2,325,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	2,507,412
4,000,000		Deutsche Bank AG.	3.035	05/28/32	4,058,433
5,800,000		Deutsche Bank AG.	4.789	N/A‡	5,846,980
4,150,000		Deutsche Bank AG.	6.000	N/A‡	4,367,875
8,400,000		Discover Financial Services	6.125	N/A‡	9,426,648
4,550,000		Equitable Holdings, Inc	4.950	N/A‡	4,936,750
1,775,000		Ford Motor Credit Co LLC	3.096	05/04/23	1,803,844
1,140,000		Ford Motor Credit Co LLC	5.584	03/18/24	1,225,318
1,400,000		Ford Motor Credit Co LLC	4.000	11/13/30	1,456,000
1,775,000		GE Capital International Funding Co	3.373	11/15/25	1,923,863
18,225,000		GE Capital International Funding Co	4.418	11/15/35	21,870,953
2,000,000		General Motors Financial Co, Inc	2.750	06/20/25	2,091,001
1,800,000		General Motors Financial Co, Inc	5.650	01/17/29	2,166,298
3,000,000		General Motors Financial Co, Inc	2.350	01/08/31	2,938,371
8,225,000		General Motors Financial Co, Inc	2.700	06/10/31	8,199,828
4,550,000		General Motors Financial Co, Inc	5.700	N/A‡	5,238,187
2,000,000		General Motors Financial Co, Inc	5.750	N/A‡	2,184,920
1,250,000		Goldman Sachs Group, Inc	4.000	03/03/24	1,346,543
500,000		Goldman Sachs Group, Inc	3.500	01/23/25	535,566
550,000		Goldman Sachs Group, Inc	3.500	04/01/25	591,307
6,975,000		Goldman Sachs Group, Inc	1.431	03/09/27	6,955,819
8,625,000		Goldman Sachs Group, Inc	3.691	06/05/28	9,493,814
258

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,300,000		Goldman Sachs Group, Inc		4.017%	10/31/38	$1,493,999
1,625,000		Goldman Sachs Group, Inc		3.210	04/22/42	1,679,827
1,500,000		Goldman Sachs Group, Inc		2.908	07/21/42	1,478,928
1,425,000		Goldman Sachs Group, Inc		4.800	07/08/44	1,822,673
2,500,000		Goldman Sachs Group, Inc		3.800	N/A‡	2,559,375
8,050,000		Goldman Sachs Group, Inc		5.500	N/A‡	8,694,000
2,500,000		Goldman Sachs Group, Inc		4.950	N/A‡	2,650,000
2,000,000	g	High Street Funding Trust I		4.111	02/15/28	2,242,196
925,000		Icahn Enterprises LP		5.250	05/15/27	959,687
3,850,000		Icahn Enterprises LP		4.375	02/01/29	3,845,187
5,000,000	g	Indian Railway Finance Corp Ltd		2.800	02/10/31	4,822,707
2,000,000		International Lease Finance Corp		5.875	08/15/22	2,091,788
800,000	g	LCM Investments Holdings II LLC		4.875	05/01/29	820,856
425,000		Legg Mason, Inc		3.950	07/15/24	461,348
3,425,000	g	LPL Holdings, Inc		4.000	03/15/29	3,517,989
4,000,000	g	Macquarie Bank, London		6.125	N/A‡	4,384,000
1,400,000	g	Minejesa Capital BV		4.625	08/10/30	1,439,704
1,000,000	g	Minejesa Capital BV		5.625	08/10/37	1,056,500
6,550,000		Morgan Stanley		3.125	01/23/23	6,779,121
3,445,000		Morgan Stanley		2.720	07/22/25	3,609,758
6,300,000		Morgan Stanley		2.188	04/28/26	6,504,773
7,925,000		Morgan Stanley		3.125	07/27/26	8,529,534
1,480,000		Morgan Stanley		3.950	04/23/27	1,645,919
1,850,000		Morgan Stanley		2.699	01/22/31	1,907,522
1,325,000		Morgan Stanley		1.928	04/28/32	1,270,722
1,775,000		Morgan Stanley		2.239	07/21/32	1,744,447
1,140,000		Northern Trust Corp		3.950	10/30/25	1,272,896
1,345,000		OneMain Finance Corp		3.500	01/15/27	1,345,605
2,375,000	g	Power Finance Corp Ltd		3.950	04/23/30	2,425,659
615,000	g	Quicken Loans, Inc		5.250	01/15/28	662,662
2,000,000	g	REC Ltd		4.750	05/19/23	2,100,328
5,000,000	g,i	Sanders Re Ltd	LIBOR 6 M + 2.930%	2.930	12/06/21	5,007,000
1,000,000	g,i	Sanders Re Ltd	U.S. Treasury Bill 3 M + 5.500%	5.533	04/07/22	800,000
1,000,000		SLM Corp		5.500	01/25/23	1,045,000
1,100,000	g	Societe Generale S.A.		2.889	06/09/32	1,106,226
1,225,000	g	Societe Generale S.A.		4.750	N/A‡	1,251,803
600,000		Springleaf Finance Corp		6.125	03/15/24	641,100
1,350,000		Springleaf Finance Corp		5.375	11/15/29	1,463,198
700,000	g	Swiss Re Finance Luxembourg SA		5.000	04/02/49	803,214
55,000		Synchrony Financial		2.850	07/25/22	55,999
1,225,000		Synchrony Financial		4.375	03/19/24	1,321,958
1,775,000		Synchrony Financial		4.250	08/15/24	1,918,075
1,875,000	g	UBS Group AG		2.859	08/15/23	1,914,484
2,500,000	g	UBS Group AG		7.000	N/A‡	2,727,400
350,000		Voya Financial, Inc		5.700	07/15/43	481,729
925,000		Voya Financial, Inc		6.125	N/A‡	988,918
		TOTAL DIVERSIFIED FINANCIALS				300,109,701

ENERGY - 4.5%
1,450,000	g	Abu Dhabi Crude Oil Pipeline LLC		4.600	11/02/47	1,709,405
400,000		AmeriGas Partners LP		5.875	08/20/26	452,000
3,950,000	g	Archrock Partners LP		6.875	04/01/27	4,147,500
375,000	g	Archrock Partners LP		6.250	04/01/28	387,834
259

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000		Calumet Specialty Products Partners LP	7.750%	04/15/23	$1,982,500
5,150,000		Cenovus Energy, Inc	4.250	04/15/27	5,724,252
550,000		Cenovus Energy, Inc	2.650	01/15/32	539,603
2,000,000		Cenovus Energy, Inc	5.400	06/15/47	2,453,718
2,205,000	g	Cheniere Energy Partners LP	3.250	01/31/32	2,212,276
3,300,000		Chevron Corp	1.554	05/11/25	3,374,019
257,900	†,o	Cloud Peak Energy, Inc	12.000	05/01/25	174,049
2,500,000	g	ConocoPhillips	2.400	02/15/31	2,542,298
45,000		ConocoPhillips Co	6.500	02/01/39	65,619
3,125,000	g	Cosan Ltd	5.500	09/20/29	3,302,656
2,325,000		Crestwood Midstream Partners LP	5.750	04/01/25	2,374,406
2,975,000		Diamondback Energy, Inc	2.875	12/01/24	3,123,754
2,125,000		Diamondback Energy, Inc	3.250	12/01/26	2,275,555
3,000,000		Diamondback Energy, Inc	3.500	12/01/29	3,208,310
2,200,000		Diamondback Energy, Inc	3.125	03/24/31	2,284,406
1,790,000	g	DT Midstream, Inc	4.125	06/15/29	1,815,167
1,490,000	g	DT Midstream, Inc	4.375	06/15/31	1,534,700
2,300,000		Ecopetrol S.A.	6.875	04/29/30	2,692,150
4,175,000	g	Empresa Nacional del Petroleo	3.450	09/16/31	4,099,850
5,650,000		Enbridge, Inc	3.125	11/15/29	6,026,136
2,340,000		Enbridge, Inc	5.750	07/15/80	2,644,083
1,141,000	g	Energean Israel Finance Ltd	4.875	03/30/26	1,169,575
897,000	g	Energean Israel Finance Ltd	5.375	03/30/28	917,193
4,200,000		Energy Transfer LP	6.500	N/A‡	4,373,754
1,375,000		Energy Transfer Operating LP	2.900	05/15/25	1,441,264
950,000		Energy Transfer Operating LP	4.750	01/15/26	1,061,757
575,000		Energy Transfer Operating LP	5.500	06/01/27	674,665
2,000,000		Energy Transfer Operating LP	4.950	06/15/28	2,294,720
575,000		Energy Transfer Operating LP	5.250	04/15/29	673,998
2,100,000		Energy Transfer Operating LP	6.250	04/15/49	2,759,422
2,700,000		Energy Transfer Operating LP	5.000	05/15/50	3,115,054
525,000	g	EnLink Midstream LLC	5.625	01/15/28	558,988
1,025,000		Enterprise Products Operating LLC	3.700	02/15/26	1,125,070
1,550,000		Enterprise Products Operating LLC	3.125	07/31/29	1,664,678
200,000		Enterprise Products Operating LLC	2.800	01/31/30	208,963
1,025,000		Enterprise Products Operating LLC	4.250	02/15/48	1,160,980
2,105,000		Enterprise Products Operating LLC	4.200	01/31/50	2,371,369
3,125,000		Enterprise Products Operating LLC	3.700	01/31/51	3,305,611
2,050,000		Enterprise Products Operating LLC	3.300	02/15/53	1,999,247
1,225,000	g	EQM Midstream Partners LP	6.000	07/01/25	1,342,845
2,000,000	g	EQM Midstream Partners LP	4.500	01/15/29	2,075,000
850,000	g	EQT Corp	3.125	05/15/26	871,352
2,025,000	g	Ferrellgas Escrow LLC	5.375	04/01/26	1,979,225
2,225,000	g	Ferrellgas Escrow LLC	5.875	04/01/29	2,158,250
3,333,000	g	Galaxy Pipeline Assets Bidco Ltd	2.160	03/31/34	3,272,385
2,750,000	g	Galaxy Pipeline Assets Bidco Ltd	2.625	03/31/36	2,703,634
675,000		Genesis Energy LP	6.500	10/01/25	671,625
3,750,000		Genesis Energy LP	6.250	05/15/26	3,682,012
450,000	g	Hilcorp Energy I LP	5.750	02/01/29	462,375
450,000	g	Hilcorp Energy I LP	6.000	02/01/31	462,375
2,000,000	e,g	Indika Energy Capital IV Pte Ltd	8.250	10/22/25	2,080,000
1,700,000	g	KazMunayGas National Co JSC	5.375	04/24/30	2,005,876
2,000,000	g	KazMunayGas National Co JSC	3.500	04/14/33	2,059,590
260

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$940,000		Kinder Morgan Energy Partners LP	5.400%	09/01/44	$1,166,212
1,000,000		Kinder Morgan, Inc	3.450	02/15/23	1,034,203
400,000		Kinder Morgan, Inc	5.300	12/01/34	493,668
2,025,000	g	Leviathan Bond Ltd	6.125	06/30/25	2,196,087
1,500,000	g	Leviathan Bond Ltd	6.500	06/30/27	1,645,320
4,650,000		Magellan Midstream Partners LP	3.250	06/01/30	4,970,611
2,200,000		Marathon Petroleum Corp	3.800	04/01/28	2,411,023
4,150,000		Marathon Petroleum Corp	4.750	09/15/44	4,853,838
1,650,000		Marathon Petroleum Corp	5.000	09/15/54	1,966,596
2,000,000	g	Medco Oak Tree Pte Ltd	7.375	05/14/26	2,125,000
2,625,000		MPLX LP	1.750	03/01/26	2,641,164
7,275,000		MPLX LP	2.650	08/15/30	7,299,972
1,550,000		MPLX LP	4.700	04/15/48	1,789,585
1,617,000		Murphy Oil Corp	5.875	12/01/27	1,682,893
140,672	†	Navajo Transitional Energy Co LLC	9.000	10/24/24	91,437
1,400,000		NuStar Logistics LP	5.750	10/01/25	1,508,500
325,000		Occidental Petroleum Corp	5.500	12/01/25	359,937
800,000		Occidental Petroleum Corp	5.550	03/15/26	888,000
2,375,000		Occidental Petroleum Corp	3.500	08/15/29	2,415,660
1,200,000		Occidental Petroleum Corp	4.300	08/15/39	1,183,536
475,000		Occidental Petroleum Corp	4.100	02/15/47	451,677
950,000	g	Oleoducto Central S.A.	4.000	07/14/27	978,500
1,100,000		ONEOK, Inc	4.000	07/13/27	1,219,120
4,150,000		ONEOK, Inc	4.550	07/15/28	4,709,158
3,050,000		ONEOK, Inc	4.350	03/15/29	3,441,630
1,650,000		ONEOK, Inc	4.500	03/15/50	1,829,446
2,000,000	g	Parkland Corp	4.500	10/01/29	2,027,200
5,000,000	g	Pertamina Persero PT	1.400	02/09/26	4,892,449
850,000	g	Pertamina Persero PT	3.650	07/30/29	909,694
3,000,000	g	Pertamina Persero PT	2.300	02/09/31	2,861,777
1,200,000	g	Peru LNG Srl	5.375	03/22/30	972,000
800,000		Petrobras Global Finance BV	5.093	01/15/30	845,824
1,500,000		Petrobras Global Finance BV	5.600	01/03/31	1,628,250
2,000,000		Petrobras Global Finance BV	6.900	03/19/49	2,227,320
5,000,000		Petroleos Mexicanos	4.500	01/23/26	5,028,500
2,800,000		Petroleos Mexicanos	6.500	03/13/27	2,957,108
1,992,000		Petroleos Mexicanos	7.000	01/23/30	2,057,517
2,700,000		Petroleos Mexicanos	5.950	01/28/31	2,617,380
1,475,000	g	Petronas Energy Canada Ltd	2.112	03/23/28	1,480,542
2,700,000		Phillips 66	2.150	12/15/30	2,634,125
625,000		Phillips 66 Partners LP	3.150	12/15/29	653,227
1,025,000		Phillips 66 Partners LP	4.680	02/15/45	1,178,697
925,000	g	PTTEP Treasury Center Co Ltd	2.587	06/10/27	957,014
475,000		Regency Energy Partners LP	4.500	11/01/23	505,422
705,000		Sabine Pass Liquefaction LLC	5.875	06/30/26	829,713
3,950,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	4,410,163
5,800,000		Sabine Pass Liquefaction LLC	4.500	05/15/30	6,685,138
1,275,000	g	Santos Finance Ltd	3.649	04/29/31	1,298,411
2,675,000	g	Saudi Arabian Oil Co	2.250	11/24/30	2,619,740
1,300,000		Shell International Finance BV	2.875	05/10/26	1,400,823
1,350,000		Shell International Finance BV	3.125	11/07/49	1,396,985
2,000,000	g	SierraCol Energy Andina LLC	6.000	06/15/28	1,955,400
705,000		Suncor Energy, Inc	6.800	05/15/38	997,099
1,400,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	1,544,567
261

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$600,000		Sunoco Logistics Partners Operations LP	5.400%	10/01/47	$714,969
1,150,000		Sunoco LP	4.500	05/15/29	1,166,409
550,000	g	Superior Plus LP	4.500	03/15/29	567,875
525,000		Targa Resources Partners LP	6.500	07/15/27	566,071
1,000,000	g	Targa Resources Partners LP	4.000	01/15/32	1,033,450
2,000,000	g	Thaioil Treasury Center Co Ltd	2.500	06/18/30	1,889,580
3,300,000		Total Capital International S.A.	3.127	05/29/50	3,318,102
5,200,000		TransCanada PipeLines Ltd	4.250	05/15/28	5,920,001
2,000,000		Transcanada Trust	5.500	09/15/79	2,205,000
2,800,000	g	Tullow Oil plc	10.250	05/15/26	2,923,928
1,600,000		USA Compression Partners LP	6.875	04/01/26	1,665,923
1,075,000		USA Compression Partners LP	6.875	09/01/27	1,137,995
5,000,000		Williams Cos, Inc	2.600	03/15/31	5,067,495
2,100,000	g	YPF S.A.	6.950	07/21/27	1,548,750
		TOTAL ENERGY			262,499,504

FOOD & STAPLES RETAILING - 0.2%
2,350,000		Costco Wholesale Corp	1.600	04/20/30	2,296,392
750,000		Costco Wholesale Corp	1.750	04/20/32	735,378
1,150,000		Kroger Co	3.700	08/01/27	1,273,075
1,800,000		Kroger Co	3.875	10/15/46	1,990,578
325,000		Kroger Co	4.450	02/01/47	388,542
2,500,000	g	MARB BondCo plc	3.950	01/29/31	2,388,175
675,000		SYSCO Corp	3.300	07/15/26	729,144
280,000		Walmart, Inc	2.375	09/24/29	296,266
		TOTAL FOOD & STAPLES RETAILING			10,097,550

FOOD, BEVERAGE & TOBACCO - 1.6%
600,000		Altria Group, Inc	3.400	05/06/30	634,915
625,000		Altria Group, Inc	2.450	02/04/32	598,894
1,400,000		Altria Group, Inc	5.950	02/14/49	1,773,058
3,000,000	g	Amaggi Luxembourg International Sarl	5.250	01/28/28	3,078,000
5,580,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	6,569,208
2,160,000		Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	2,526,989
1,850,000		BAT Capital Corp	2.259	03/25/28	1,836,170
4,900,000		BAT Capital Corp	4.906	04/02/30	5,610,549
7,450,000		BAT Capital Corp	2.726	03/25/31	7,336,505
4,100,000		BAT Capital Corp	3.984	09/25/50	3,943,951
1,725,000	g	Bidvest Group Ltd	3.625	09/23/26	1,723,292
400,000	g	BRF S.A.	4.875	01/24/30	400,500
3,000,000	g	BRF S.A.	5.750	09/21/50	2,876,100
450,000		Constellation Brands, Inc	4.400	11/15/25	503,935
450,000		Constellation Brands, Inc	3.700	12/06/26	495,585
1,625,000		Constellation Brands, Inc	3.150	08/01/29	1,737,707
2,350,000		Constellation Brands, Inc	2.875	05/01/30	2,444,572
1,700,000		Constellation Brands, Inc	2.250	08/01/31	1,672,759
1,800,000	g	Corp Lindley S.A.	4.625	04/12/23	1,833,768
1,650,000		Diageo Capital plc	2.125	10/24/24	1,719,692
2,425,000		Diageo Capital plc	2.375	10/24/29	2,496,639
1,150,000		Diageo Capital plc	2.000	04/29/30	1,145,541
1,675,000	g	Embotelladora Andina S.A.	3.950	01/21/50	1,769,235
925,000		General Mills, Inc	2.875	04/15/30	972,213
2,000,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	2,366,260

262

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,800,000	g	Grupo Bimbo SAB de C.V.	5.950%	N/A‡	$1,883,268
1,525,000		J M Smucker Co	2.125	03/15/32	1,488,595
1,450,000	g	Kernel Holding S.A.	6.500	10/17/24	1,530,218
2,500,000	g	Kernel Holding S.A.	6.750	10/27/27	2,662,821
6,150,000		Kraft Heinz Foods Co	3.875	05/15/27	6,715,263
875,000		Kraft Heinz Foods Co	4.250	03/01/31	989,206
975,000	g	Lamb Weston Holdings, Inc	4.875	11/01/26	998,907
2,000,000	g	NBM US Holdings, Inc	6.625	08/06/29	2,196,020
100,000		Philip Morris International, Inc	6.375	05/16/38	140,260
3,100,000	g	Post Holdings, Inc	4.625	04/15/30	3,123,963
1,500,000	g	Primo Water Holdings, Inc	4.375	04/30/29	1,496,025
2,250,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	2,457,067
5,325,000	g	Ulker Biskuvi Sanayi AS.	6.950	10/30/25	5,644,076
		TOTAL FOOD, BEVERAGE & TOBACCO			89,391,726

HEALTH CARE EQUIPMENT & SERVICES - 1.9%
450,000		Abbott Laboratories	5.300	05/27/40	615,119
2,750,000		Anthem, Inc	2.250	05/15/30	2,759,535
1,450,000		Anthem, Inc	2.550	03/15/31	1,490,271
2,200,000		Becton Dickinson & Co	2.823	05/20/30	2,305,206
1,200,000		Boston Scientific Corp	2.650	06/01/30	1,238,361
1,640,000		Centene Corp	2.450	07/15/28	1,648,200
1,150,000		Centene Corp	4.625	12/15/29	1,253,270
6,410,000		Centene Corp	3.000	10/15/30	6,570,250
2,750,000	g	CHS/Community Health Systems, Inc	8.000	03/15/26	2,916,306
1,600,000		Cigna Corp	2.400	03/15/30	1,626,544
1,525,000		Cigna Corp	3.200	03/15/40	1,570,441
3,650,000		CVS Health Corp	3.625	04/01/27	4,019,755
7,450,000		CVS Health Corp	1.750	08/21/30	7,140,940
5,175,000		CVS Health Corp	4.780	03/25/38	6,345,286
1,400,000		CVS Health Corp	2.700	08/21/40	1,335,937
4,925,000		CVS Health Corp	5.050	03/25/48	6,339,471
3,100,000	g	DaVita, Inc	4.625	06/01/30	3,188,693
3,950,000	g	DaVita, Inc	3.750	02/15/31	3,846,312
5,400,000		Encompass Health Corp	4.500	02/01/28	5,575,500
9,000,000		HCA, Inc	3.500	09/01/30	9,534,510
1,320,000		HCA, Inc	5.500	06/15/47	1,711,717
3,500,000	g	Hologic, Inc	3.250	02/15/29	3,501,663
1,800,000		Humana, Inc	3.950	03/15/27	2,008,140
2,000,000		Humana, Inc	2.150	02/03/32	1,953,745
990,000	g	LifePoint Health, Inc	4.375	02/15/27	987,525
1,135,000	g,h	Mozart Debt Merger Sub, Inc	3.875	04/01/29	1,135,000
275,000	g,h	Mozart Debt Merger Sub, Inc	5.250	10/01/29	275,000
1,850,000	g	MPH Acquisition Holdings LLC	5.500	09/01/28	1,844,913
1,850,000	e,g	MPH Acquisition Holdings LLC	5.750	11/01/28	1,742,663
3,375,000		MPT Operating Partnership LP	3.500	03/15/31	3,442,500
2,553,000		Tenet Healthcare Corp	4.625	07/15/24	2,591,295
375,000	g	Tenet Healthcare Corp	4.625	06/15/28	388,560
3,400,000	g	Tenet Healthcare Corp	6.125	10/01/28	3,571,615
2,650,000		UnitedHealth Group, Inc	2.950	10/15/27	2,877,845
3,625,000		UnitedHealth Group, Inc	2.300	05/15/31	3,698,556
70,000		UnitedHealth Group, Inc	4.750	07/15/45	91,744
1,400,000		UnitedHealth Group, Inc	3.750	10/15/47	1,598,625
550,000		Zimmer Biomet Holdings, Inc	3.700	03/19/23	573,769
1,290,000		Zimmer Biomet Holdings, Inc	3.550	04/01/25	1,386,761
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			106,701,543
263

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

INSURANCE - 1.0%
$1,550,000	g	Acrisure LLC		4.250%	02/15/29	$1,532,563
150,000		Aetna, Inc		6.625	06/15/36	216,722
53,000		Aflac, Inc		6.450	08/15/40	75,646
825,000	g	Alliant Holdings Intermediate LLC		4.250	10/15/27	833,250
550,000		American Financial Group, Inc		3.500	08/15/26	600,222
325,000	g	AmWINS Group, Inc		4.875	06/30/29	329,566
1,250,000		Aon Corp		2.800	05/15/30	1,305,816
2,425,000		Aon plc		3.500	06/14/24	2,588,763
675,000		Berkshire Hathaway Finance Corp		1.850	03/12/30	672,018
400,000		Berkshire Hathaway Finance Corp		4.250	01/15/49	487,642
4,350,000		Berkshire Hathaway Finance Corp		2.850	10/15/50	4,286,795
700,000		CNA Financial Corp		3.950	05/15/24	752,292
1,725,000		CNA Financial Corp		2.050	08/15/30	1,690,568
550,000	g	Equitable Financial Life Global Funding		1.400	07/07/25	553,340
1,500,000	g,i	First Coast Re III Pte Ltd	U.S. Treasury Bill 3 M + 6.000%	6.030	04/07/25	1,538,550
2,200,000	g	Five Corners Funding Trust II		2.850	05/15/30	2,299,638
7,425,000		Hartford Financial Services Group, Inc		2.800	08/19/29	7,759,001
250,000		Hartford Financial Services Group, Inc		4.300	04/15/43	295,693
850,000		Hartford Financial Services Group, Inc		2.900	09/15/51	819,833
1,521,000	g	Liberty Mutual Group, Inc		4.569	02/01/29	1,768,028
1,750,000	g	Liberty Mutual Group, Inc		3.951	10/15/50	1,942,128
475,000		Marsh & McLennan Cos, Inc		3.500	06/03/24	506,841
375,000		Marsh & McLennan Cos, Inc		3.500	03/10/25	403,358
875,000		MetLife, Inc		3.600	11/13/25	957,293
5,920,000		MetLife, Inc		3.850	N/A‡	6,186,400
900,000	g	Metropolitan Life Global Funding I		2.950	04/09/30	962,392
500,000		Principal Financial Group, Inc		2.125	06/15/30	495,264
500,000		Prudential Financial, Inc		3.905	12/07/47	579,638
2,610,000		Prudential Financial, Inc		3.700	10/01/50	2,720,124
300,000	g	Prudential Funding LLC		6.750	09/15/23	332,904
1,050,000		Reinsurance Group of America, Inc		3.900	05/15/29	1,173,042
5,917,000	g,i	Sutter Re Ltd	U.S. Treasury Bill 3 M + 5.040%	5.000	06/06/22	6,023,506
2,200,000	g,i	Vitality Re X Ltd	U.S. Treasury Bill 3 M + 1.750%	1.778	01/10/23	2,161,500
2,000,000	g,i	Vitality Re XII Ltd	U.S. Treasury Bill 3 M + 2.250%	2.278	01/07/25	1,993,600
850,000		Willis North America, Inc		3.600	05/15/24	906,788
		TOTAL INSURANCE				57,750,724

MATERIALS - 2.3%
1,400,000		Agrium, Inc		3.375	03/15/25	1,448,813
1,125,000	g	Alpek SAB de C.V.		4.250	09/18/29	1,205,887
4,500,000		Amcor Flexibles North America, Inc		2.690	05/25/31	4,616,804
1,350,000	g	Anglo American Capital plc		2.625	09/10/30	1,340,969
3,050,000		AngloGold Ashanti Holdings plc		3.750	10/01/30	3,129,239
1,225,000	g	Ardagh Metal Packaging Finance USA LLC		3.250	09/01/28	1,221,937
900,000	g	Ardagh Metal Packaging Finance USA LLC		4.000	09/01/29	910,125
264

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,425,000		Ball Corp	2.875%	08/15/30	$2,353,766
270,000		Bemis Co, Inc	3.100	09/15/26	287,079
325,000		Bemis Co, Inc	2.630	06/19/30	331,842
5,375,000	g	Berry Global, Inc	1.570	01/15/26	5,373,602
3,125,000	g	Berry Global, Inc	1.650	01/15/27	3,085,656
3,000,000	g	Berry Global, Inc	5.625	07/15/27	3,170,130
2,500,000	g	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	2,689,875
1,375,000	g	Cemex SAB de C.V.	7.375	06/05/27	1,523,142
2,500,000	g	Cemex SAB de C.V.	5.450	11/19/29	2,709,375
2,425,000	g	Cemex SAB de C.V.	3.875	07/11/31	2,426,455
1,275,000	g	Cemex SAB de C.V.	5.125	N/A‡	1,298,600
1,375,000	g	Cia de Minas Buenaventura SAA	5.500	07/23/26	1,359,256
1,439,000	g	Cleveland-Cliffs, Inc	9.875	10/17/25	1,651,253
725,000	g	Constellium SE	3.750	04/15/29	706,092
2,300,000	g	Corp Nacional del Cobre de Chile	3.625	08/01/27	2,465,761
2,000,000	g	Corp Nacional del Cobre de Chile	3.150	01/14/30	2,064,040
5,805,000		DowDuPont, Inc	4.493	11/15/25	6,527,233
2,310,000		DowDuPont, Inc	4.725	11/15/28	2,716,403
3,500,000	g	First Quantum Minerals Ltd	6.875	10/15/27	3,701,250
2,500,000		Freeport-McMoRan, Inc	5.450	03/15/43	3,078,125
1,200,000	g	Fresnillo plc	4.250	10/02/50	1,243,512
1,250,000	g	Gold Fields Orogen Holdings BVI Ltd	6.125	05/15/29	1,465,625
750,000		International Paper Co	5.000	09/15/35	928,069
50,000		International Paper Co	8.700	06/15/38	81,710
1,500,000		International Paper Co	5.150	05/15/46	1,967,120
240,000		International Paper Co	4.350	08/15/48	293,773
2,875,000	g	Inversiones CMPC S.A.	4.375	04/04/27	3,172,563
1,700,000	g	Klabin Austria GmbH	5.750	04/03/29	1,901,110
1,300,000	g	Klabin Finance S.A.	4.875	09/19/27	1,428,388
1,750,000	g	MEGlobal Canada ULC	5.000	05/18/25	1,932,000
1,400,000	g	Midwest Connector Capital Co LLC	3.900	04/01/24	1,464,220
1,400,000	g	Midwest Connector Capital Co LLC	4.625	04/01/29	1,504,883
467,000		Mosaic Co	4.875	11/15/41	553,983
1,200,000		Newmont Corp	2.250	10/01/30	1,193,685
3,000,000	g	Nova Chemicals Corp	4.875	06/01/24	3,135,000
1,125,000		Nutrien Ltd	3.375	03/15/25	1,205,055
2,500,000		Nutrien Ltd	2.950	05/13/30	2,639,125
1,800,000	g	OCI NV	5.250	11/01/24	1,851,480
2,137,000	g	OCI NV	4.625	10/15/25	2,243,850
1,100,000	g	OCP S.A.	3.750	06/23/31	1,097,043
2,975,000	g	Orbia Advance Corp SAB de C.V.	1.875	05/11/26	2,979,879
2,400,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	2,538,000
2,900,000	g	PolyOne Corp	5.750	05/15/25	3,055,875
2,450,000	g	SABIC Capital II BV	4.500	10/10/28	2,824,745
1,475,000		Sasol Financing USA LLC	5.875	03/27/24	1,554,650
2,575,000		Sasol Financing USA LLC	4.375	09/18/26	2,612,466
4,500,000	g	Sociedad Quimica y Minera de Chile S.A.	3.500	09/10/51	4,338,000
2,200,000	g	Standard Industries, Inc	5.000	02/15/27	2,268,750
1,500,000		Suzano Austria GmbH	3.750	01/15/31	1,540,875
3,000,000		Suzano Austria GmbH	3.125	01/15/32	2,897,250
911,000	g	Tronox, Inc	4.625	03/15/29	906,445
2,675,000	g	UltraTech Cement Ltd	2.800	02/16/31	2,572,628
440,000	g	Unifrax Escrow Issuer Corp	5.250	09/30/28	445,500
435,000	g	Unifrax Escrow Issuer Corp	7.500	09/30/29	445,775
265

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,125,000	g	Volcan Cia Minera SAA		4.375%	02/11/26	$1,095,188
800,000	g	WR Grace Holdings LLC		5.625	08/15/29	824,008
3,100,000		WRKCo, Inc		4.900	03/15/29	3,665,607
		TOTAL MATERIALS				131,260,544

MEDIA & ENTERTAINMENT - 3.0%
875,000		Activision Blizzard, Inc		3.400	09/15/26	953,008
1,100,000		Activision Blizzard, Inc		1.350	09/15/30	1,019,477
2,030,000	g	Adani Electricity Mumbai Ltd		3.867	07/22/31	1,997,713
2,050,000		Agree LP		2.000	06/15/28	2,032,533
4,800,000	g	Alfa Desarrollo S.p.A		4.550	09/27/51	4,682,400
2,500,000	g	Arches Buyer, Inc		4.250	06/01/28	2,534,712
625,000		AstraZeneca Finance LLC		2.250	05/28/31	634,821
2,000,000		Baidu, Inc		2.875	07/06/22	2,030,845
1,275,000		Baidu, Inc		4.375	05/14/24	1,379,008
1,550,000		Baidu, Inc		1.625	02/23/27	1,530,074
1,650,000	g	Banco Nacional de Panama		2.500	08/11/30	1,582,350
2,500,000	g	BOC Aviation USA Corp		1.625	04/29/24	2,519,211
1,175,000	g	Cable Onda S.A.		4.500	01/30/30	1,232,575
3,500,000	g,i	Cape Lookout Re Ltd		4.183	02/25/22	3,528,350
6,000,000	g	CCO Holdings LLC		5.125	05/01/27	6,247,860
1,800,000	g	CCO Holdings LLC		4.500	08/15/30	1,857,096
3,227,000		Charter Communications Operating LLC		4.464	07/23/22	3,308,990
2,875,000	h	Charter Communications Operating LLC		2.250	01/15/29	2,872,737
475,000		Charter Communications Operating LLC		2.800	04/01/31	476,073
5,000,000	h	Charter Communications Operating LLC		3.500	03/01/42	4,892,110
1,465,000		Charter Communications Operating LLC		5.125	07/01/49	1,723,202
8,150,000		Charter Communications Operating LLC		4.800	03/01/50	9,145,973
6,375,000		Comcast Corp		2.350	01/15/27	6,686,491
5,000,000		Comcast Corp		4.150	10/15/28	5,750,173
4,025,000		Comcast Corp		2.650	02/01/30	4,199,265
2,300,000		Comcast Corp		1.500	02/15/31	2,183,311
2,975,000		Comcast Corp		3.200	07/15/36	3,168,567
1,000,000		Comcast Corp		3.900	03/01/38	1,135,540
11,975,000		Comcast Corp		2.800	01/15/51	11,334,808
1,760,000	g	Comcast Corp		2.887	11/01/51	1,688,153
1,000,000		CSC Holdings LLC		6.750	11/15/21	1,002,500
5,000,000	g	CSC Holdings LLC		5.500	04/15/27	5,205,500
985,000	g	DIRECTV Holdings LLC		5.875	08/15/27	1,028,094
446,000		Discovery Communications LLC		2.950	03/20/23	461,393
1,850,000		Discovery Communications LLC		3.625	05/15/30	2,006,352
2,000,000		Discovery Communications LLC		5.200	09/20/47	2,491,838
1,500,000		DISH DBS Corp		5.000	03/15/23	1,554,375
2,550,000		DISH DBS Corp		5.125	06/01/29	2,498,464
1,300,000	g	Electricidad Firme de Mexico Holdings S.A. de C.V.		4.900	11/20/26	1,296,529
2,075,000	g	ENN Clean Energy International Investment Ltd		3.375	05/12/26	2,090,754
3,000,000	g	Genm Capital Labuan Ltd		3.882	04/19/31	2,968,604
2,785,000		Grupo Televisa SAB		6.625	01/15/40	3,863,011
675,000	g	Interchile S.A.		4.500	06/30/56	704,700
1,625,000	g	Investment Energy Resources Ltd		6.250	04/26/29	1,755,000
1,000,000	g,i	Kendall Re Ltd	U.S. Treasury Bill 3 M + 4.000%	4.028	05/02/24	978,500
266

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,275,000		Lamar Media Corp		3.750%	02/15/28	$1,311,439
3,000,000		Lamar Media Corp		4.875	01/15/29	3,180,000
1,000,000		Lamar Media Corp		4.000	02/15/30	1,029,500
825,000		Lamar Media Corp		3.625	01/15/31	825,000
1,275,000	g	LCPR Senior Secured Financing DAC		5.125	07/15/29	1,313,186
5,900,000	g	LUKOIL Securities BV		3.875	05/06/30	6,202,670
1,000,000	g	Medco Bell Pte Ltd		6.375	01/30/27	1,008,750
2,445,000	g	Mexico Remittances Funding Fiduciary Estate Management Sarl		4.875	01/15/28	2,414,462
825,000	g	News Corp		3.875	05/15/29	847,688
2,800,000		Omnicom Group, Inc		2.600	08/01/31	2,846,915
2,250,000	g,i	Putnam RE PTE Ltd		5.530	06/07/24	2,296,575
500,000	g,i	Residential Reinsurance 2021 Ltd	U.S. Treasury Bill 3 M + 2.500%	2.528	06/06/25	505,200
500,000	g,i	Residential Reinsurance 2021 Ltd	U.S. Treasury Bill 3 M + 3.750%	3.780	06/06/25	506,350
2,400,000	g,i	Sanders RE II Ltd	U.S. Treasury Bill 3 M + 3.500%	3.533	04/07/25	2,421,360
590,000	g	Sirius XM Radio, Inc		3.125	09/01/26	598,113
2,725,000	g	Sirius XM Radio, Inc		4.000	07/15/28	2,770,984
1,575,000	g	Sirius XM Radio, Inc		4.125	07/01/30	1,582,304
825,000		Smithsonian Institution		0.895	09/01/22	826,289
800,000		Smithsonian Institution		0.974	09/01/23	802,611
1,000,000		Smithsonian Institution		1.118	09/01/24	1,004,912
1,600,000		Smithsonian Institution		1.514	09/01/26	1,620,115
1,225,000	g	TEGNA, Inc		4.750	03/15/26	1,277,828
850,000		TEGNA, Inc		4.625	03/15/28	868,998
1,500,000		Time Warner Cable LLC		5.875	11/15/40	1,892,102
475,000		Time Warner Cable LLC		4.500	09/15/42	519,812
1,275,000	g	Univision Communications, Inc		4.500	05/01/29	1,295,719
850,000		ViacomCBS, Inc		2.900	01/15/27	903,022
525,000		ViacomCBS, Inc		3.375	02/15/28	573,224
600,000		ViacomCBS, Inc		5.850	09/01/43	817,666
125,000		Walt Disney Co		7.625	11/30/28	171,053
90,000		Walt Disney Co		6.550	03/15/33	126,280
3,400,000		Walt Disney Co		3.600	01/13/51	3,787,312
1,825,000		Weibo Corp		3.375	07/08/30	1,822,317
		TOTAL MEDIA & ENTERTAINMENT				174,202,796

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
850,000		AbbVie, Inc		2.850	05/14/23	879,360
2,625,000		AbbVie, Inc		3.800	03/15/25	2,850,363
7,200,000		AbbVie, Inc		2.950	11/21/26	7,712,251
6,150,000		AbbVie, Inc		3.200	11/21/29	6,626,693
3,850,000		AbbVie, Inc		4.050	11/21/39	4,424,453
1,450,000		AbbVie, Inc		4.400	11/06/42	1,732,144
580,000		AbbVie, Inc		4.450	05/14/46	698,924
4,850,000		AbbVie, Inc		4.250	11/21/49	5,744,597
1,400,000		Amgen, Inc		2.000	01/15/32	1,346,342
5,000,000		AstraZeneca plc		1.375	08/06/30	4,758,105
1,500,000	g	Avantor Funding, Inc		4.625	07/15/28	1,578,750
295,000		Bristol-Myers Squibb Co		3.875	08/15/25	325,309
3,525,000		Bristol-Myers Squibb Co		3.400	07/26/29	3,906,866
1,350,000		Bristol-Myers Squibb Co		1.450	11/13/30	1,294,411
267

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$800,000		Bristol-Myers Squibb Co	2.550%	11/13/50	$751,162
475,000	g	Endo Luxembourg Finance Co I Sarl	6.125	04/01/29	475,000
1,075,000		Gilead Sciences, Inc	1.200	10/01/27	1,052,275
450,000		Gilead Sciences, Inc	4.000	09/01/36	517,523
3,900,000		Gilead Sciences, Inc	2.800	10/01/50	3,676,509
345,000	g	Horizon Pharma USA, Inc	5.500	08/01/27	365,700
600,000	g	Jaguar Holding Co II	4.625	06/15/25	623,250
425,000	g	Jaguar Holding Co II	5.000	06/15/28	457,445
725,000	g	Jazz Securities DAC	4.375	01/15/29	751,318
900,000		Johnson & Johnson	3.400	01/15/38	1,010,776
1,450,000		Mylan, Inc	4.550	04/15/28	1,655,009
3,150,000	g	Organon Finance LLC	5.125	04/30/31	3,308,603
1,400,000		Royalty Pharma plc	2.150	09/02/31	1,348,106
6,950,000		Takeda Pharmaceutical Co Ltd	2.050	03/31/30	6,840,989
600,000		Takeda Pharmaceutical Co Ltd	3.025	07/09/40	609,181
3,000,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	2,872,500
700,000		Thermo Fisher Scientific, Inc	2.000	10/15/31	684,845
1,250,000	g	Viatris, Inc	2.700	06/22/30	1,263,624
725,000	g	Viatris, Inc	3.850	06/22/40	777,561
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			72,919,944

REAL ESTATE - 1.7%
350,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	389,548
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	505,155
1,650,000		Alexandria Real Estate Equities, Inc	4.900	12/15/30	1,995,789
1,125,000		Alexandria Real Estate Equities, Inc	1.875	02/01/33	1,058,584
1,200,000		American Tower Corp	3.000	06/15/23	1,249,426
875,000		American Tower Corp	5.000	02/15/24	961,351
1,425,000		American Tower Corp	2.950	01/15/25	1,504,956
475,000		American Tower Corp	3.375	10/15/26	513,999
1,200,000		American Tower Corp	3.600	01/15/28	1,306,473
2,200,000		American Tower Corp	3.800	08/15/29	2,439,574
4,100,000		American Tower Corp	2.900	01/15/30	4,268,382
2,975,000		American Tower Corp	1.875	10/15/30	2,857,080
950,000		Brandywine Operating Partnership LP	4.100	10/01/24	1,023,666
1,750,000		Brixmor Operating Partnership LP	3.850	02/01/25	1,891,752
350,000		Brixmor Operating Partnership LP	2.250	04/01/28	352,982
400,000		Brixmor Operating Partnership LP	2.500	08/16/31	394,108
850,000		Corporate Office Properties LP	2.750	04/15/31	858,622
775,000		Crown Castle International Corp	3.650	09/01/27	852,092
3,025,000		Crown Castle International Corp	2.250	01/15/31	2,956,226
3,525,000		Crown Castle International Corp	2.100	04/01/31	3,393,464
1,850,000	g	Cushman & Wakefield US Borrower LLC	6.750	05/15/28	2,007,250
500,000		Digital Realty Trust LP	3.600	07/01/29	547,040
625,000		Duke Realty LP	2.875	11/15/29	658,483
1,150,000		Equinix, Inc	2.150	07/15/30	1,127,790
2,375,000		Essential Properties LP	2.950	07/15/31	2,387,404
2,500,000		Essex Portfolio LP	3.000	01/15/30	2,635,585
600,000		Federal Realty Investment Trust	1.250	02/15/26	594,851
4,980,000	g	HAT Holdings I LLC	3.375	06/15/26	5,054,700
1,500,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,616,479
1,500,000	e	Healthcare Realty Trust, Inc	3.625	01/15/28	1,641,229
268

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$525,000		Healthcare Realty Trust, Inc	2.400%	03/15/30	$526,847
550,000		Healthcare Realty Trust, Inc	2.050	03/15/31	534,526
1,225,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	1,327,785
3,750,000		Healthcare Trust of America Holdings LP	3.100	02/15/30	3,943,264
375,000		Highwoods Realty LP	3.875	03/01/27	414,660
725,000		Highwoods Realty LP	4.125	03/15/28	807,567
700,000		Highwoods Realty LP	4.200	04/15/29	783,474
4,079,000		Highwoods Realty LP	2.600	02/01/31	4,104,568
1,225,000	g	Howard Hughes Corp	4.125	02/01/29	1,226,531
1,300,000	g	Howard Hughes Corp	4.375	02/01/31	1,307,683
460,000		Hudson Pacific Properties LP	3.950	11/01/27	503,170
1,600,000		Hudson Pacific Properties LP	4.650	04/01/29	1,836,246
1,400,000		Kennedy-Wilson, Inc	4.750	03/01/29	1,424,500
1,475,000		Kennedy-Wilson, Inc	5.000	03/01/31	1,508,188
250,000		Life Storage LP	2.200	10/15/30	247,898
1,500,000		Mid-America Apartments LP	4.300	10/15/23	1,597,747
1,000,000		Mid-America Apartments LP	3.750	06/15/24	1,072,283
850,000		Mid-America Apartments LP	4.000	11/15/25	933,399
3,925,000		Mid-America Apartments LP	2.750	03/15/30	4,082,533
1,625,000		Mid-America Apartments LP	1.700	02/15/31	1,541,938
1,000,000		Mid-America Apartments LP	2.875	09/15/51	966,008
550,000		National Retail Properties, Inc	4.000	11/15/25	608,268
600,000		National Retail Properties, Inc	3.600	12/15/26	652,609
875,000		Regency Centers LP	3.900	11/01/25	952,371
425,000		Regency Centers LP	3.600	02/01/27	468,163
1,650,000		Regency Centers LP	2.950	09/15/29	1,731,017
1,700,000		Retail Properties of America, Inc	4.750	09/15/30	1,869,535
603,000		SITE Centers Corp	3.625	02/01/25	638,982
3,820,000		SITE Centers Corp	4.250	02/01/26	4,133,943
650,000		SITE Centers Corp	4.700	06/01/27	732,095
2,750,000	g	Trust F/1401	5.250	01/30/26	3,058,000
1,150,000		Weingarten Realty Investors	3.375	10/15/22	1,175,073
450,000		Weingarten Realty Investors	3.500	04/15/23	466,864
400,000		Weingarten Realty Investors	4.450	01/15/24	427,155
925,000		Weingarten Realty Investors	3.850	06/01/25	993,339
300,000		Weingarten Realty Investors	3.250	08/15/26	319,168
		TOTAL REAL ESTATE			97,961,437

RETAILING - 0.8%
1,800,000		AutoNation, Inc	3.800	11/15/27	1,975,512
800,000		AutoNation, Inc	2.400	08/01/31	779,674
1,950,000		AutoZone, Inc	1.650	01/15/31	1,852,245
300,000		Chevron USA, Inc	3.900	11/15/24	327,562
400,000		Chevron USA, Inc	3.850	01/15/28	451,644
975,000		Chevron USA, Inc	5.050	11/15/44	1,297,385
3,900,000	g	JSM Global Sarl	4.750	10/20/30	3,968,289
925,000	g	L Brands, Inc	6.625	10/01/30	1,049,875
2,175,000	g	Lithia Motors, Inc	4.625	12/15/27	2,289,187
1,900,000	g	Magic Mergeco, Inc	5.250	05/01/28	1,959,850
790,000		O’Reilly Automotive, Inc	3.550	03/15/26	865,586
1,400,000		O’Reilly Automotive, Inc	3.600	09/01/27	1,555,857
1,225,000		O’Reilly Automotive, Inc	4.200	04/01/30	1,403,779
2,200,000		O’Reilly Automotive, Inc	1.750	03/15/31	2,107,584
1,475,000	g	Prosus NV	3.680	01/21/30	1,530,254
269

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000	g	Prosus NV	3.832%	02/08/51	$1,820,461
5,000,000	g	Staples, Inc	7.500	04/15/26	5,071,125
4,750,000		Target Corp	2.350	02/15/30	4,916,322
2,200,000	e	Walmart, Inc	1.050	09/17/26	2,199,478
5,125,000		Walmart, Inc	1.800	09/22/31	5,080,976
2,375,000		Walmart, Inc	2.500	09/22/41	2,364,664
		TOTAL RETAILING			44,867,309

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
4,364,000		Broadcom, Inc	4.150	11/15/30	4,835,193
3,700,000	g	Broadcom, Inc	2.450	02/15/31	3,583,181
2,003,000	g	Broadcom, Inc	3.469	04/15/34	2,062,563
236,000	g	Broadcom, Inc	3.187	11/15/36	235,315
1,325,000		Intel Corp	3.734	12/08/47	1,478,142
700,000		Lam Research Corp	3.750	03/15/26	776,522
775,000		Lam Research Corp	4.000	03/15/29	889,541
325,000		Lam Research Corp	1.900	06/15/30	324,018
325,000		Lam Research Corp	2.875	06/15/50	325,903
4,400,000		NVIDIA Corp	2.000	06/15/31	4,376,739
1,425,000	g	NXP BV	3.875	06/18/26	1,569,963
725,000	g	NXP BV	3.400	05/01/30	786,955
700,000		Texas Instruments, Inc	2.625	05/15/24	733,922
775,000		Texas Instruments, Inc	4.150	05/15/48	961,255
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			22,939,212

SOFTWARE & SERVICES - 0.6%
2,975,000		Adobe, Inc	2.300	02/01/30	3,077,197
425,000	g	Camelot Finance S.A.	4.500	11/01/26	441,469
690,000	g	Clarivate Science Holdings Corp	3.875	07/01/28	690,000
1,425,000		Fidelity National Information Services, Inc	2.250	03/01/31	1,414,445
3,650,000		Fiserv, Inc	2.750	07/01/24	3,843,742
5,075,000		Fiserv, Inc	3.500	07/01/29	5,526,397
900,000	g	Gartner, Inc	3.750	10/01/30	926,280
1,425,000		Global Payments, Inc	2.650	02/15/25	1,489,423
3,075,000		Global Payments, Inc	3.200	08/15/29	3,250,571
1,625,000	g	j2 Global, Inc	4.625	10/15/30	1,726,562
3,000,000		Microsoft Corp	2.400	08/08/26	3,186,841
1,165,000		Microsoft Corp	3.300	02/06/27	1,288,509
1,459,000		Microsoft Corp	2.525	06/01/50	1,403,933
351,000		Microsoft Corp	2.921	03/17/52	362,863
550,000	g	Open Text Holdings, Inc	4.125	02/15/30	565,125
1,525,000	g	Rackspace Technology Global, Inc	3.500	02/15/28	1,471,961
650,000		salesforce.com, Inc	3.700	04/11/28	729,599
2,175,000		salesforce.com, Inc	1.950	07/15/31	2,164,685
1,900,000		salesforce.com, Inc	2.700	07/15/41	1,894,376
550,000		Visa, Inc	2.700	04/15/40	562,734
		TOTAL SOFTWARE & SERVICES			36,016,712

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
2,025,000		Amphenol Corp	2.800	02/15/30	2,122,431
5,575,000		Apple, Inc	2.450	08/04/26	5,899,035
10,350,000		Apple, Inc	2.050	09/11/26	10,770,277
270

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Apple, Inc	3.850%	05/04/43	$1,168,341
875,000		Apple, Inc	4.650	02/23/46	1,138,729
525,000		Corning, Inc	4.375	11/15/57	629,722
2,400,000		Dell International LLC	5.300	10/01/29	2,901,161
875,000		Flex Ltd	4.875	06/15/29	1,006,689
4,125,000	g	Imola Merger Corp	4.750	05/15/29	4,267,389
1,500,000	g	Lenovo Group Ltd	3.421	11/02/30	1,563,077
2,425,000	g	NCR Corp	5.000	10/01/28	2,477,889
975,000	g	Sensata Technologies BV	4.000	04/15/29	992,501
450,000		Tyco Electronics Group S.A.	3.700	02/15/26	487,397
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			35,424,638

TELECOMMUNICATION SERVICES - 2.8%
3,825,000	g	Altice France S.A.	5.125	07/15/29	3,750,317
3,420,000		AT&T, Inc	4.300	02/15/30	3,924,716
2,500,000		AT&T, Inc	2.250	02/01/32	2,434,159
6,563,000		AT&T, Inc	2.550	12/01/33	6,456,798
2,085,000		AT&T, Inc	4.500	05/15/35	2,440,792
2,050,000		AT&T, Inc	3.300	02/01/52	1,984,930
8,025,000		AT&T, Inc	3.550	09/15/55	7,913,803
10,367,000		AT&T, Inc	3.800	12/01/57	10,590,429
7,083,000		AT&T, Inc	3.650	09/15/59	7,061,205
3,875,000	g	Avaya, Inc	6.125	09/15/28	4,074,446
3,000,000	g	Bharti Airtel Ltd	4.375	06/10/25	3,224,430
5,000,000	g	Bharti Airtel Ltd	3.250	06/03/31	5,026,919
1,325,000	g	C&W Senior Financing Designated Activity Co	7.500	10/15/26	1,374,171
3,200,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	3,364,000
2,575,000	g	Empresa Nacional de Telecomunicaciones S.A.	3.050	09/14/32	2,529,937
975,000	g	Kenbourne Invest S.A.	4.700	01/22/28	980,850
1,300,000	g	Liquid Telecommunications Financing PLC	5.500	09/04/26	1,340,036
2,268,000	g	Millicom International Cellular S.A.	5.125	01/15/28	2,357,586
1,175,000	g	Millicom International Cellular S.A.	4.500	04/27/31	1,228,463
2,150,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	2,448,442
2,000,000	g	Network i2i Ltd	5.650	N/A‡	2,130,000
2,600,000	g	Network i2i Ltd	3.975	N/A‡	2,619,500
500,000		Orange S.A.	5.375	01/13/42	667,561
5,800,000	g	SBA Tower Trust	2.836	01/15/25	6,006,916
2,080,000	g	SBA Tower Trust	1.884	01/15/26	2,106,055
3,500,000	g	SBA Tower Trust	1.631	11/15/26	3,491,216
789,000	g	SBA Tower Trust	2.328	01/15/28	804,035
1,875,000		Telefonica Emisiones SAU	4.103	03/08/27	2,106,530
1,150,000		Telefonica Emisiones SAU	4.895	03/06/48	1,382,568
2,300,000		T-Mobile USA, Inc	2.250	02/15/26	2,325,875
3,000,000		T-Mobile USA, Inc	2.625	02/15/29	3,031,677
8,650,000		T-Mobile USA, Inc	3.875	04/15/30	9,551,002
6,350,000		T-Mobile USA, Inc	2.550	02/15/31	6,372,629
750,000		T-Mobile USA, Inc	3.000	02/15/41	725,649
725,000		T-Mobile USA, Inc	4.500	04/15/50	845,182
3,000,000		T-Mobile USA, Inc	3.300	02/15/51	2,900,593
225,000		Verizon Communications, Inc	4.329	09/21/28	258,644
950,000		Verizon Communications, Inc	1.680	10/30/30	903,387
750,000		Verizon Communications, Inc	1.750	01/20/31	712,868
158,000	g	Verizon Communications, Inc	2.355	03/15/32	156,253
9,113,000		Verizon Communications, Inc	4.272	01/15/36	10,705,157
271

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$11,300,000		Verizon Communications, Inc	2.875%	11/20/50	$10,533,250
5,335,000	g	Vmed O2 UK Financing I plc	4.750	07/15/31	5,450,663
2,850,000		Vodafone Group plc	4.375	02/19/43	3,311,092
3,200,000		Vodafone Group plc	4.250	09/17/50	3,678,925
6,000,000		Vodafone Group plc	4.125	06/04/81	6,075,240
		TOTAL TELECOMMUNICATION SERVICES			163,358,896

TRANSPORTATION - 0.6%
3,600,000	g	Adani Ports & Special Economic Zone Ltd	3.100	02/02/31	3,439,935
3,000,000	g	AerCap Global Aviation	6.500	06/15/45	3,250,920
2,300,000		Burlington Northern Santa Fe LLC	3.050	02/15/51	2,371,029
5,500,000		Canadian Pacific Railway Co	2.050	03/05/30	5,431,623
2,750,000	g	Cargo Aircraft Management, Inc	4.750	02/01/28	2,843,500
1,990,000		CSX Corp	3.250	06/01/27	2,168,362
700,000		CSX Corp	3.800	03/01/28	782,441
4,015,000		CSX Corp	4.250	03/15/29	4,615,420
1,505,000	g	Delta Air Lines, Inc	7.000	05/01/25	1,755,206
1,000,000	g	DP World Ltd	5.625	09/25/48	1,230,830
2,235,000	g	First Student Bidco, Inc	4.000	07/31/29	2,204,269
765,775	g	Lima Metro Line 2 Finance Ltd	4.350	04/05/36	818,613
1,175,000	g	Mileage Plus Holdings LLC	6.500	06/20/27	1,277,719
1,550,000	g	Union Pacific Corp	2.891	04/06/36	1,609,422
2,275,000		Union Pacific Corp	3.839	03/20/60	2,610,084
		TOTAL TRANSPORTATION			36,409,373

UTILITIES - 3.8%
1,775,000	g	Access Bank plc	6.125	09/21/26	1,785,157
3,000,000	g	Adani Green Energy UP Ltd	6.250	12/10/24	3,251,780
325,000		AEP Transmission Co LLC	3.100	12/01/26	350,209
350,000		AEP Transmission Co LLC	4.000	12/01/46	409,787
1,900,000		AEP Transmission Co LLC	2.750	08/15/51	1,811,280
1,400,000	g	Aeropuerto Internacional de Tocumen S.A.	4.000	08/11/41	1,439,122
1,975,000	g	AES Andres BV	5.700	05/04/28	2,038,200
700,000		Alabama Power Co	4.150	08/15/44	820,504
1,850,000		Ameren Corp	3.650	02/15/26	2,006,495
525,000		American Water Capital Corp	3.000	12/01/26	567,356
1,927,000		American Water Capital Corp	2.800	05/01/30	2,021,237
5,000,000		American Water Capital Corp	2.300	06/01/31	5,051,232
500,000		American Water Capital Corp	4.000	12/01/46	582,659
900,000		American Water Capital Corp	3.750	09/01/47	1,008,994
400,000		American Water Capital Corp	3.450	05/01/50	425,520
3,100,000		Atmos Energy Corp	1.500	01/15/31	2,916,278
250,000		Atmos Energy Corp	4.125	10/15/44	289,727
800,000	g	Azure Power Solar Energy Pvt Ltd	5.650	12/24/24	843,027
1,325,000		Baltimore Gas & Electric Co	3.750	08/15/47	1,498,570
2,250,000	g,h	Becle SAB de C.V.	2.500	10/14/31	2,226,960
7,100,000		Berkshire Hathaway Energy Co	1.650	05/15/31	6,800,043
925,000		Black Hills Corp	4.250	11/30/23	988,251
325,000		Black Hills Corp	3.150	01/15/27	346,181
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	409,198
525,000	g	Clearway Energy Operating LLC	4.750	03/15/28	555,765
1,000,000		CMS Energy Corp	3.600	11/15/25	1,080,643
3,050,000		CMS Energy Corp	4.750	06/01/50	3,430,975
272

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$200,000		Commonwealth Edison Co	5.900%	03/15/36	$279,421
	1,650,000		Commonwealth Edison Co	2.750	09/01/51	1,579,592
	1,675,000		Consumers Energy Co	2.650	08/15/52	1,584,674
	496,250	g	Continuum Energy Levanter Pte Ltd	4.500	02/09/27	513,619
	1,350,000		Dominion Energy, Inc	2.250	08/15/31	1,345,748
	3,375,000		Dominion Energy, Inc	3.300	04/15/41	3,502,291
	3,275,000		DTE Electric Co	2.250	03/01/30	3,323,872
	1,000,000		Duke Energy Carolinas LLC	2.550	04/15/31	1,035,748
	250,000		Duke Energy Corp	3.300	06/15/41	253,957
	1,175,000		Duke Energy Corp	3.750	09/01/46	1,254,694
	5,000,000		Duke Energy Florida LLC	3.400	10/01/46	5,339,104
	1,225,000		Eastern Energy Gas Holdings LLC	2.500	11/15/24	1,282,824
	4,000,000		Edison International	5.375	N/A‡	4,136,200
	2,525,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	2,514,269
	2,000,000		Enel Chile S.A.	4.875	06/12/28	2,290,000
	4,900,000	g	EnfraGen Energia Sur S.A.	5.375	12/30/30	4,808,174
	2,100,000	g	Equate Petrochemical BV	2.625	04/28/28	2,113,236
	3,450,000	g	Eskom Holdings SOC Ltd	8.450	08/10/28	3,812,378
	900,000		Eversource Energy	1.650	08/15/30	854,767
	6,775,000		Exelon Corp	4.050	04/15/30	7,678,300
	1,850,000		Exelon Generation Co LLC	3.400	03/15/22	1,870,292
	1,425,000		Florida Power & Light Co	3.990	03/01/49	1,707,457
UGX	6,000,000,000	†,g	ICBC Standard Bank plc	14.250	06/26/34	1,651,629
	$750,000		Indiana Michigan Power Co	3.750	07/01/47	835,498
	1,350,000		Indiana Michigan Power Co	3.250	05/01/51	1,392,485
	3,000,000	g	Israel Electric Corp Ltd	4.250	08/14/28	3,360,322
	1,525,000	g	Kallpa Generacion SA	4.125	08/16/27	1,590,178
	2,400,000	g	Korea Southern Power Co Ltd	0.750	01/27/26	2,338,464
	1,575,000	h	Life Storage LP	2.400	10/15/31	1,559,722
	775,000		MidAmerican Energy Co	3.650	04/15/29	867,209
	1,550,000		MidAmerican Energy Co	3.650	08/01/48	1,739,090
	6,150,000	g	NBK SPC Ltd	1.625	09/15/27	6,073,125
	3,000,000	g	NBK Tier Financing Ltd	3.625	N/A‡	2,988,714
	1,000,000		Nevada Power Co	5.450	05/15/41	1,323,455
	885,000		NextEra Energy Capital Holdings, Inc	3.250	04/01/26	951,403
	6,050,000		NextEra Energy Capital Holdings, Inc	2.250	06/01/30	6,084,514
	50,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	52,750
	9,425,000		NiSource, Inc	1.700	02/15/31	8,878,249
	1,400,000		Northern States Power Co	3.600	09/15/47	1,565,451
	2,475,000	g	NRG Energy, Inc	2.450	12/02/27	2,511,556
	1,350,000		NRG Energy, Inc	5.750	01/15/28	1,436,063
	500,000		NSTAR Electric Co	3.950	04/01/30	570,963
	1,550,000		Ohio Power Co	4.150	04/01/48	1,843,213
	1,550,000		Ohio Power Co	4.000	06/01/49	1,805,638
	575,000		ONE Gas, Inc	3.610	02/01/24	606,820
	600,000	g	Pattern Energy Operations LP	4.500	08/15/28	625,500
	825,000		PECO Energy Co	3.000	09/15/49	828,315
	2,325,000		PECO Energy Co	2.800	06/15/50	2,278,920
	2,000,000	g	Pelabuhan Indonesia III PT	4.875	10/01/24	2,195,000
	2,000,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	2,167,500
	1,800,000	g	Perusahaan Listrik Negara PT	5.450	05/21/28	2,092,500
	1,042,000	g,o	Petra Diamonds US Treasury plc	10.500	03/08/26	1,068,050
	2,975,000	e,g	Phosagro OAO Via Phosagro Bond Funding DAC	2.600	09/16/28	2,971,961
273

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$50,000		Potomac Electric Power Co	7.900%	12/15/38	$81,304
	2,500,000	g	Promigas S.A. ESP	3.750	10/16/29	2,512,250
	4,000,000		Public Service Co of Colorado	1.875	06/15/31	3,931,320
	550,000		Public Service Co of Colorado	4.750	08/15/41	685,072
	1,600,000		Public Service Co of Colorado	4.050	09/15/49	1,935,631
	275,000		Public Service Co of Colorado	3.200	03/01/50	291,440
	2,500,000	g	Rumo Luxembourg Sarl	5.250	01/10/28	2,625,000
	3,200,000	g	Rumo Luxembourg Sarl	4.200	01/18/32	3,132,000
	4,300,000	g	Saka Energi Indonesia PT	4.450	05/05/24	4,132,924
	8,400,000		Sempra Energy	4.875	N/A‡	9,114,000
	2,471,971	g	Solar Star Funding LLC	3.950	06/30/35	2,609,099
	1,325,000		Southern Co	4.400	07/01/46	1,557,869
	10,000,000		Southern Co	4.000	01/15/51	10,570,700
	1,800,000		Southern Co Gas Capital Corp	3.875	11/15/25	1,972,297
	625,000		Southern Co Gas Capital Corp	4.400	06/01/43	731,861
	425,000		Southern Co Gas Capital Corp	3.950	10/01/46	471,167
	2,100,000		Suzano Austria GmbH	2.500	09/15/28	2,042,250
	1,676,148	g	UEP Penonome II S.A.	6.500	10/01/38	1,747,401
	650,000		Virginia Electric & Power Co	2.950	11/15/26	697,634
	650,000		Virginia Electric & Power Co	3.500	03/15/27	717,389
	775,000		Virginia Electric & Power Co	3.800	09/15/47	874,537
	850,000		Wisconsin Power & Light Co	4.100	10/15/44	971,107
	575,000		Xcel Energy, Inc	3.350	12/01/26	621,940
	215,000		Xcel Energy, Inc	4.800	09/15/41	264,298
			TOTAL UTILITIES			218,580,514

			TOTAL CORPORATE BONDS			2,544,844,948
			(Cost $2,451,766,627)

GOVERNMENT BONDS - 33.0%

FOREIGN GOVERNMENT BONDS - 3.7%
	1,925,000	g	Abu Dhabi Government International Bond	3.125	09/30/49	1,930,852
	750,000	g	African Export-Import Bank	2.634	05/17/26	766,217
	3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,545,249
INR	70,000,000		Asian Development Bank	6.200	10/06/26	958,701
	$550,000	g	Banque Ouest Africaine de Developpement	5.000	07/27/27	616,100
	3,000,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	3,298,230
EUR	1,575,000	g	Banque Ouest Africaine de Developpement	2.750	01/22/33	1,948,670
	$287,000	g	Barbados Government International Bond	6.500	10/01/29	288,435
	4,000,000	g	Bermuda Government International Bond	3.717	01/25/27	4,380,040
	3,660,000	g	Bermuda Government International Bond	4.750	02/15/29	4,244,868
	550,000	g	Bermuda Government International Bond	2.375	08/20/30	544,500
	1,500,000	e,g	BNG Bank NV	1.500	10/16/24	1,538,912
	1,575,000		Brazilian Government International Bond	4.625	01/13/28	1,655,640
	1,450,000		Brazilian Government International Bond	3.875	06/12/30	1,405,702
	1,550,000		Brazilian Government International Bond	5.625	02/21/47	1,552,635
	1,500,000		Brazilian Government International Bond	4.750	01/14/50	1,327,905
	3,575,000		Chile Government International Bond	2.550	01/27/32	3,542,217
CNY	8,950,000		China Government Bond	2.880	11/05/23	1,393,724
	3,250,000		China Government Bond	3.270	11/19/30	516,257
	3,300,000		China Government Bond	3.810	09/14/50	541,735
274

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$3,000,000		Colombia Government International Bond	3.250%	04/22/32	$2,797,560
	1,500,000		Colombia Government International Bond	5.000	06/15/45	1,461,960
	1,850,000	g	Costa Rica Government International Bond	5.625	04/30/43	1,641,893
	750,000	g	Development Bank of Japan, Inc	0.500	03/04/24	747,327
DOP	90,000,000	g	Dominican Republic Government International Bond	9.750	06/05/26	1,927,893
	160,000,000	g	Dominican Republic Government International Bond	12.000	03/05/32	4,116,983
	$3,000,000	g	Dominican Republic Government International Bond	4.875	09/23/32	3,060,030
	3,000,000	g	Dominican Republic Government International Bond	6.500	02/15/48	3,205,530
	170,283	g	Ecuador Government International Bond	0.000	07/31/30	90,890
	928,125	g	Ecuador Government International Bond (Step Bond)	5.000	07/31/30	779,634
	650,162	g	Ecuador Government International Bond (Step Bond)	1.000	07/31/35	428,301
EUR	1,400,000	g	Egypt Government International Bond	5.625	04/16/30	1,546,847
	$1,500,000	g	Egypt Government International Bond	7.053	01/15/32	1,454,677
	2,475,000	g	Egypt Government International Bond	8.500	01/31/47	2,394,166
	2,250,000	g	Egypt Government International Bond	8.875	05/29/50	2,229,457
	1,200,000	g	El Salvador Government International Bond	7.625	02/01/41	843,012
	900,000	†	European Bank for Reconstruction & Development	10.000	02/28/23	789,965
	1,375,000	g	Export-Import Bank of India	3.875	02/01/28	1,467,044
	2,625,000	g	Export-Import Bank of India	2.250	01/13/31	2,437,733
	2,200,000	g	Ghana Government International Bond	8.125	03/26/32	2,084,476
	1,675,000	g	Guatemala Government International Bond	4.375	06/05/27	1,788,079
	1,200,000	g	Guatemala Government International Bond	6.125	06/01/50	1,380,012
	1,925,000	g	Honduras Government International Bond	5.625	06/24/30	2,002,019
	425,000	g	Hungary Government International Bond	2.125	09/22/31	418,726
	650,000	g	Hungary Government International Bond	3.125	09/21/51	639,897
	3,775,000	g	Indonesia Government International Bond	4.625	04/15/43	4,273,647
	1,909,375	g	Iraq Government International Bond	5.800	01/15/28	1,840,638
	3,100,000		Israel Government International Bond	3.250	01/17/28	3,400,592
	1,175,000		Israel Government International Bond	4.125	01/17/48	1,411,469
EUR	125,000	g	Ivory Coast Government International Bond	4.875	01/30/32	140,859
	$1,022,917	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,022,633
	3,025,000		Jamaica Government International Bond	8.000	03/15/39	4,197,218
	2,500,000	g	Japan Finance Organization for Municipalities	3.000	03/12/24	2,639,472
	1,750,000	g	Jordan Government International Bond	4.950	07/07/25	1,824,557
	550,000	g	Kazakhstan Government International Bond	4.875	10/14/44	672,624
	2,500,000	g	Kenya Government International Bond	7.000	05/22/27	2,703,359
	575,000	g	Kenya Government International Bond	6.300	01/23/34	568,567
	1,560,000	g	Kommunalbanken AS.	2.750	02/05/24	1,642,275
	1,500,000	g	Korea Housing Finance Corp	3.000	10/31/22	1,538,697
	3,550,000	g	Kuwait Government International Bond	2.750	03/20/22	3,585,059
MYR	3,800,000		Malaysia Government Bond	3.828	07/05/34	898,420
MXN	20,800,000		Mexican Bonos	8.500	05/31/29	1,077,793
	12,200,000		Mexican Bonos	7.750	05/29/31	605,954
	$2,200,000		Mexico Government International Bond	4.150	03/28/27	2,481,490
	2,075,000		Mexico Government International Bond	3.250	04/16/30	2,124,738
	1,859,000		Mexico Government International Bond	6.050	01/11/40	2,273,724
275

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$3,000,000		Mexico Government International Bond	4.280%	08/14/41	$3,060,900
	500,000	g	Mongolia Government International Bond	5.125	04/07/26	524,857
	1,025,000	g	Morocco Government International Bond	3.000	12/15/32	974,477
	2,575,000	g	Morocco Government International Bond	5.500	12/11/42	2,896,381
	525,000	g	Morocco Government International Bond	4.000	12/15/50	478,389
	1,400,000	g	Namibia Government International Bond	5.250	10/29/25	1,496,465
	1,500,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	1,513,562
	1,175,000	g	Nigeria Government International Bond	6.500	11/28/27	1,219,018
	1,250,000	g	Nigeria Government International Bond	7.375	09/28/33	1,260,000
	400,000	g	Oman Government International Bond	6.750	10/28/27	444,944
	1,000,000	g	Oman Government International Bond	6.250	01/25/31	1,070,421
	1,500,000	g	Oman Government International Bond	7.375	10/28/32	1,709,659
	400,000	e,g	Oman Sovereign Sukuk Co	4.875	06/15/30	420,869
	1,800,000		Panama Bonos del Tesoro	3.362	06/30/31	1,813,500
	3,000,000		Panama Government International Bond	4.300	04/29/53	3,173,490
	1,600,000		Panama Notas del Tesoro	3.750	04/17/26	1,716,800
	925,000	g	Paraguay Government International Bond	4.700	03/27/27	1,024,447
	1,475,000	g	Paraguay Government International Bond	5.400	03/30/50	1,692,577
	3,400,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	3,672,510
	3,350,000	g	Perusahaan Penerbit SBSN Indonesia III	4.400	03/01/28	3,811,329
	77,392	g	Petroamazonas EP	4.625	12/06/21	76,927
	1,900,000		Philippine Government International Bond	2.950	05/05/45	1,807,956
	1,836,781	g	Provincia de Buenos Aires	3.900	09/01/37	881,655
	1,500,000	g	Provincia de Mendoza Argentina (Step Bond)	4.250	03/19/29	1,050,000
	700,000	g	Qatar Government International Bond	3.400	04/16/25	754,963
	1,375,000	g	Qatar Government International Bond	3.750	04/16/30	1,549,808
	3,600,000	g	Qatar Government International Bond	4.400	04/16/50	4,392,699
GHS	8,800,000		Republic of Ghana Government Bonds	16.500	02/06/23	1,469,649
	$5,000,000		Republic of Italy Government International Bond	4.000	10/17/49	5,519,042
UZS	5,320,000,000	g	Republic of Uzbekistan Bond	14.500	11/25/23	492,593
	$2,150,000	g	Republic of Uzbekistan Bond	4.750	02/20/24	2,251,077
	675,000	g	Republic of Uzbekistan Bond	3.700	11/25/30	653,624
UZS	5,708,925,000	g	Republic of Uzbekistan International Bond	14.000	07/19/24	544,622
	$2,750,000	g	Romanian Government International Bond	4.375	08/22/23	2,931,484
	1,425,000	g	Romanian Government International Bond	4.000	02/14/51	1,418,878
RUB	74,000,000		Russian Federal Bond-OFZ	6.000	10/06/27	960,087
	$1,600,000	g	Russian Foreign Bond - Eurobond	5.100	03/28/35	1,915,312
	3,150,000	g	Rwanda International Government Bond	5.500	08/09/31	3,279,266
	1,175,000	g	Saudi Government International Bond	4.500	04/17/30	1,376,990
	2,000,000	g	Saudi Government International Bond	3.750	01/21/55	2,085,820
	1,225,000	g	Serbia International Bond	2.125	12/01/30	1,146,975
	2,350,000		South Africa Government International Bond	4.300	10/12/28	2,364,315
ZAR	9,000,000		South Africa Government International Bond	7.000	02/28/31	502,404
	9,300,000		South Africa Government International Bond	8.750	01/31/44	509,061
	$2,800,000		South Africa Government International Bond	5.375	07/24/44	2,636,362
	2,050,000		State of Israel	3.375	01/15/50	2,171,409
	2,400,000		State of Israel	3.800	05/13/60	2,665,881
THB	37,000,000		Thailand Government International Bond	3.300	06/17/38	1,214,622
	$2,500,000	g	Turkiye Ihracat Kredi Bankasi AS.	5.750	07/06/26	2,448,249
	1,250,000	g	Ukraine Government International Bond	6.876	05/21/29	1,267,611
EUR	1,700,000	g	Ukraine Government International Bond	4.375	01/27/30	1,820,000
UYU	59,000,000	g	Uruguay Government International Bond	9.875	06/20/22	1,404,040
276

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$2,925,000		Uruguay Government International Bond		4.125%	11/20/45	$3,410,053
700,000		Uruguay Government International Bond		5.100	06/18/50	889,721
1,500,000	g	Zambia Government International Bond		8.500	04/14/24	1,170,525
		TOTAL FOREIGN GOVERNMENT BONDS				213,662,760

MORTGAGE BACKED - 20.7%
2,632,000		Federal Home Loan Mortgage Corp (FHLMC)		3.000	10/15/33	2,819,120
1,948,691		FHLMC		3.500	08/15/43	1,993,800
2,429,243		FHLMC		3.500	03/15/44	2,572,753
2,107,791	i	FHLMC	LIBOR 1 M + 5.920%	5.836	03/15/44	373,699
6,846,521		FHLMC		4.000	10/01/47	7,572,083
344,019		FHLMC		4.000	06/01/48	377,236
4,331,532	i	FHLMC	LIBOR 1 M + 9.920%	9.786	06/15/48	5,004,349
223,084		FHLMC		4.000	07/01/48	245,574
3,141,158	i	FHLMC	LIBOR 1 M + 9.840%	9.706	10/15/48	3,746,315
52,589,899		FHLMC		3.000	11/01/49	55,909,009
8,985,919		FHLMC		2.000	09/25/50	1,052,172
12,681,013		FHLMC		2.500	11/25/50	2,105,555
16,531,776		FHLMC		2.500	02/25/51	2,852,381
619		Federal Home Loan Mortgage Corp Gold (FGLMC)		8.000	01/01/31	629
151,317		FGLMC		7.000	12/01/33	173,456
24,845		FGLMC		4.500	10/01/34	27,567
43,239		FGLMC		7.000	05/01/35	48,945
1,413,199		FGLMC		5.000	06/01/36	1,611,152
685,410		FGLMC		4.500	10/01/44	758,351
105,438		FGLMC		4.500	11/01/44	117,529
163,824		FGLMC		4.500	11/01/44	182,828
84,029		FGLMC		4.500	12/01/44	92,318
104,178		FGLMC		4.500	12/01/44	115,437
678,406		FGLMC		3.500	04/01/45	742,357
2,693,480		FGLMC		3.500	08/01/45	2,960,192
1,552,432		FGLMC		3.500	10/01/45	1,694,986
3,604,373		FGLMC		4.000	12/01/45	3,999,628
13,192,267		FGLMC		3.500	08/01/46	14,402,914
1,808,797		FGLMC		4.500	06/01/47	2,024,967
2,027,139		FGLMC		4.000	09/01/47	2,242,033
2,003,175		FGLMC		3.500	12/01/47	2,170,580
1,582,831		FGLMC		4.000	07/01/48	1,742,932
12,120,040		FGLMC		4.500	08/01/48	13,536,779
237		Federal National Mortgage Association (FNMA)		7.000	07/01/22	238
212		FNMA		6.500	07/25/22	216
1,129		FNMA		9.000	11/01/25	1,217
12,801		FNMA		7.000	05/01/26	13,854
39,528		FNMA		7.000	07/25/26	43,006
1,105		FNMA		7.500	01/01/29	1,212
485		FNMA		7.500	02/01/30	540
133,371		FNMA		6.500	12/01/31	149,079
288,877		FNMA		6.000	04/01/32	322,941
1,553,929		FNMA		3.500	05/01/32	1,668,962
200,604		FNMA		7.000	07/01/32	233,196
61,227		FNMA		7.000	07/01/32	70,048
42,086		FNMA		7.000	07/01/32	48,469
37,000,000	h	FNMA		2.500	10/25/32	38,545,039
277

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,665,128		FNMA		3.500%	11/01/32	$1,799,000
42,255		FNMA		4.500	10/01/33	46,987
35,110		FNMA		6.000	03/01/34	38,308
1,895,539		FNMA		5.000	05/01/35	2,158,376
105,371		FNMA		5.000	06/25/35	108,056
1,115,012		FNMA		5.000	10/01/35	1,271,509
59,900,000	h	FNMA		2.000	10/25/35	61,689,980
831,701		FNMA		5.000	02/01/36	948,951
6,100,000	h	FNMA		1.500	10/25/36	6,160,285
1,064,737		FNMA		6.500	08/01/37	1,198,566
59,273		FNMA		6.000	09/01/37	67,247
711,198		FNMA		5.500	11/01/38	830,229
639,224		FNMA		5.500	03/01/39	739,986
581,485		FNMA		6.000	09/01/39	680,563
8,305,267		FNMA		3.000	05/01/40	8,731,377
2,801,952		FNMA		3.500	05/01/40	2,977,535
306,077		FNMA		5.000	09/01/40	346,055
495,899		FNMA		5.000	05/01/41	566,530
3,699,311		FNMA		4.000	09/01/42	4,039,411
431,525	i	FNMA		3.000	12/25/42	207,880
988,143		FNMA		3.000	04/25/43	1,018,795
3,056,649	i	FNMA	LIBOR 1 M + 5.950%	5.864	09/25/43	568,042
2,681,675		FNMA		4.000	01/01/44	2,968,087
960,668		FNMA		4.500	02/01/44	1,067,303
182,619		FNMA		4.500	03/01/44	205,486
833,644		FNMA		4.500	06/01/44	928,945
2,430,332		FNMA		4.500	10/01/44	2,708,177
431,344		FNMA		4.000	11/01/44	473,087
680,158		FNMA		5.000	11/01/44	773,717
660,923		FNMA		4.000	01/01/45	721,701
3,419,325		FNMA		3.000	02/25/45	3,544,003
1,970,899		FNMA		3.000	02/25/45	2,016,461
137,305		FNMA		3.500	03/01/45	148,385
153,251		FNMA		3.500	03/01/45	167,424
267,642		FNMA		4.500	03/01/45	295,591
1,820,940		FNMA		3.000	03/25/45	1,875,761
2,132,984		FNMA		3.500	04/25/45	2,203,798
1,756,471		FNMA		3.500	05/01/45	1,929,719
4,839,625		FNMA		4.000	06/01/45	5,327,173
1,957,557		FNMA		4.000	12/01/45	2,165,361
497,295		FNMA		4.000	12/01/45	543,097
4,039,936		FNMA		3.000	12/25/45	4,146,345
816,318		FNMA		3.500	01/01/46	890,972
4,371,438		FNMA		4.000	01/01/46	4,838,534
2,479,673		FNMA		4.000	03/01/46	2,739,779
582,972		FNMA		4.000	04/01/46	641,744
410,831		FNMA		3.500	06/01/46	448,404
4,077,163		FNMA		3.500	07/01/46	4,450,036
5,399,927		FNMA		3.500	07/01/46	5,890,533
121,084		FNMA		3.000	08/01/46	127,895
2,275,682		FNMA		3.000	10/01/46	2,351,319
1,503,998		FNMA		3.500	10/01/46	1,636,858
16,832,905		FNMA		3.000	11/01/46	17,793,112
278

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$10,400,723		FNMA	3.500%	01/01/47	$11,089,667
1,641,554		FNMA	3.000	04/25/47	1,739,238
2,082,299		FNMA	4.500	05/01/47	2,323,722
4,429,482		FNMA	3.500	09/01/47	4,761,705
1,846,079		FNMA	4.000	09/01/47	1,994,413
16,249,221		FNMA	4.000	09/01/47	17,518,381
2,301,670		FNMA	3.000	11/01/47	2,372,783
1,543,111		FNMA	3.500	11/01/47	1,683,333
6,648,923		FNMA	4.000	12/01/47	7,344,411
651,906		FNMA	4.000	12/01/47	703,236
13,394,064		FNMA	3.500	01/01/48	14,570,530
1,152,322		FNMA	3.500	01/01/48	1,257,910
7,166,737		FNMA	4.500	01/01/48	7,979,642
1,481,916		FNMA	4.500	02/01/48	1,649,672
13,160,429		FNMA	3.000	02/25/48	13,869,728
2,507,927		FNMA	4.000	03/01/48	2,744,122
5,984,996		FNMA	4.500	03/01/48	6,633,751
386,255		FNMA	4.000	04/01/48	413,373
4,843,607		FNMA	4.500	05/01/48	5,368,676
3,550,379		FNMA	4.500	05/01/48	3,921,052
2,769,103		FNMA	5.000	08/01/48	3,084,179
2,055		FNMA	3.000	05/01/49	2,107
740,822		FNMA	3.000	08/01/49	796,872
7,018,531		FNMA	3.000	01/25/50	7,340,989
6,466,001		FNMA	2.000	08/25/50	760,153
12,150,000	h	FNMA	3.000	10/25/50	12,713,361
16,360,250		FNMA	2.500	11/25/50	2,307,147
101,020		FNMA	3.000	02/25/51	14,994
95,010,000	h	FNMA	2.000	10/25/51	95,266,082
59,535,000	h	FNMA	2.500	10/25/51	61,383,841
99,490,000	h	FNMA	2.000	11/25/51	99,579,386
147,135,000	h	FNMA	2.500	11/25/51	151,416,858
62,250,000	h	FNMA	3.000	11/25/51	65,055,164
10,000,000	g,i	Flagstar Mortgage Trust	3.000	10/25/51	10,301,749
70,647		Government National Mortgage Association (GNMA)	5.000	02/15/33	79,911
109,866		GNMA	5.000	09/15/33	126,391
3,721,486		GNMA	3.700	10/15/33	3,978,473
14,006		GNMA	5.500	04/15/34	15,852
13,850		GNMA	5.000	04/15/38	15,731
11,180		GNMA	4.500	02/20/39	12,935
796,796		GNMA	4.500	02/20/41	893,617
15,173		GNMA	4.500	08/20/41	17,194
33,679		GNMA	4.500	09/20/41	38,184
9,915		GNMA	4.500	01/20/44	11,473
6,651		GNMA	4.500	02/20/44	7,620
21,118		GNMA	4.500	05/20/44	24,441
66,215		GNMA	4.500	05/20/44	73,748
103,686		GNMA	4.500	08/20/44	115,142
88,190		GNMA	4.500	09/20/44	101,228
51,881		GNMA	4.500	10/20/44	58,077
26,748		GNMA	4.500	11/20/44	28,815
72,653		GNMA	4.500	12/20/44	83,441
80,192		GNMA	4.500	02/20/45	90,126
279

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$173,652		GNMA	4.500%	08/20/45	$201,024
139,575		GNMA	4.500	08/20/45	161,574
102,705		GNMA	4.500	12/20/45	117,733
3,890,601		GNMA	4.000	06/20/46	475,327
28,740,000	h	GNMA	3.000	10/20/46	30,026,564
27,400,000	h	GNMA	3.000	11/20/47	28,578,414
5,154,842		GNMA	3.500	01/20/49	5,589,301
19,450,000	h	GNMA	2.000	10/20/51	19,730,354
105,000,000	h	GNMA	2.500	10/20/51	108,391,993
20,700,000	h	GNMA	2.000	11/20/51	20,958,750
4,657,804	g,i	JP Morgan Mortgage Trust	2.500	01/25/52	4,666,901
4,094,131	g,i	Morgan Stanley Residential Mortgage Loan Trust	2.500	08/25/51	4,104,685
		TOTAL MORTGAGE BACKED			1,197,317,364

MUNICIPAL BONDS - 2.3%
9,745,000		Chicago Housing Authority	3.922	01/01/27	10,806,694
1,620,000		City & County of San Francisco CA Community Facilities District	3.000	09/01/25	1,730,120
1,200,000		City & County of San Francisco CA Community Facilities District	3.250	09/01/27	1,304,050
5,500,000		City of Cleveland OH Airport System Revenue	2.492	01/01/25	5,736,932
4,155,000		City of Cleveland OH Airport System Revenue	2.832	01/01/30	4,352,938
1,040,000		City of Fort Worth TX	3.955	03/01/32	1,091,051
1,390,000		City of Fort Worth TX	4.088	03/01/37	1,452,301
2,500,000		City of Inglewood CA	4.300	09/01/40	2,692,065
500,000		City of San Angelo TX Water & Sewer Revenue	4.261	02/15/37	506,125
2,995,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	3,050,712
1,555,000		County of Miami-Dade FL Aviation Revenue	3.354	10/01/29	1,678,924
5,475,000		County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	6,025,285
2,000,000		Denver City & County School District No. 1	4.242	12/15/37	2,360,587
2,000,000		Florida Municipal Power Agency	2.769	10/01/23	2,093,705
2,100,000		Florida Municipal Power Agency	2.919	10/01/24	2,239,492
3,000,000		Florida Municipal Power Agency	3.059	10/01/25	3,245,673
7,920,000		Grand Parkway Transportation Corp	3.236	10/01/52	8,185,185
205,000		Illinois Housing Development Authority	4.105	07/01/27	207,788
3,840,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,164,836
1,250,000		Maryland Community Development Administration Housing Revenue	2.713	03/01/25	1,314,519
1,095,000		Massachusetts Housing Finance Agency	4.621	12/01/38	1,128,015
545,000		Massachusetts Housing Finance Agency	4.721	06/01/40	559,983
3,515,000		New Jersey Economic Development Authority	4.150	06/15/22	3,599,519
1,615,000		New Jersey Institute of Technology	4.177	07/01/37	1,776,363
1,000,000		New York State Dormitory Authority	2.012	07/01/28	1,009,933
2,495,000		New York Transportation Development Corp	5.000	01/01/27	2,985,839
7,280,000		New York Transportation Development Corp	4.248	09/01/35	8,090,521
5,000,000	†,g,q	Oregon State Business Development Commission	6.500	04/01/31	1,075,000
780,000	†,g	Oregon State Business Development Commission	0.000	04/01/37	167,786
11,235,000		Port Authority of New York & New Jersey	1.086	07/01/23	11,379,518
2,000,000		Port of Seattle WA	3.471	05/01/31	2,175,317
280

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$860,000		Public Finance Authority	4.269%	07/01/40	$987,293
5,000,000		Rhode Island Convention Center Authority	3.195	05/15/26	5,403,830
3,750,000		Rhode Island Convention Center Authority	3.265	05/15/27	4,081,861
2,045,000		Sangamon County Water Reclamation District	3.272	01/01/37	2,090,059
2,100,000		State of Colorado	4.047	09/01/38	2,291,432
7,000,000		University of California	3.063	07/01/25	7,530,867
4,385,000		Virgin Islands Public Finance Authority	5.000	10/01/21	4,385,000
4,157,164	g	Virgin Islands Water & Power Authority-Electric System	7.500	07/01/22	4,176,249
1,245,000		Wake Forest University	3.093	06/01/26	1,320,377
		TOTAL MUNICIPAL BONDS			130,453,744

U.S. TREASURY SECURITIES - 6.3%
3,900,000		United States Treasury Note	0.125	06/30/22	3,901,219
665,000		United States Treasury Note	0.125	10/31/22	665,078
13,975,000		United States Treasury Note	0.125	12/31/22	13,970,633
19,715,000		United States Treasury Note	0.125	01/31/23	19,704,988
4,795,000		United States Treasury Note	0.125	02/28/23	4,791,441
725,000		United States Treasury Note	0.125	03/31/23	724,292
550,000		United States Treasury Note	0.125	05/31/23	549,119
89,605,000		United States Treasury Note	0.375	07/15/24	89,359,986
825,000		United States Treasury Note	0.750	08/31/26	816,170
910,000		United States Treasury Note	0.625	12/31/27	877,937
768,000		United States Treasury Note	1.125	08/31/28	758,880
335,000		United States Treasury Note	1.250	08/15/31	326,887
9,700,000		United States Treasury Note	1.875	02/15/41	9,487,812
22,630,000		United States Treasury Note	2.250	05/15/41	23,531,664
21,250,000		United States Treasury Note	1.750	08/15/41	20,313,672
98,174,000		United States Treasury Note	1.250	05/15/50	80,314,769
28,475,000		United States Treasury Note	2.375	05/15/51	30,388,164
62,716,400		United States Treasury Note	2.000	08/15/51	61,609,064
		TOTAL U.S. TREASURY SECURITIES			362,091,775

		TOTAL GOVERNMENT BONDS			1,903,525,643
		(Cost $1,901,593,006)

STRUCTURED ASSETS - 16.4%

ASSET BACKED - 8.0%
2,287,147	g	AASET Trust	4.335	01/16/40	1,656,371
		Series - 2020 1A (Class B)
1,012,824	g	AASET Trust	6.413	01/16/40	499,685
		Series - 2020 1A (Class C)
6,693,551	g	Adams Outdoor Advertising LP	4.810	11/15/48	7,031,565
		Series - 2018 1 (Class A)
6,500,000	g	Adams Outdoor Advertising LP	7.356	11/15/48	6,726,330
		Series - 2018 1 (Class C)
1,350,000	g	Affirm Asset Securitization Trust	3.490	08/15/25	1,365,611
		Series - 2021 A (Class D)
1,500,000	g	Affirm Asset Securitization Trust	4.610	08/17/26	1,509,159
		Series - 2021 B (Class E)
1,097,096		American Airlines Pass Through Trust	3.575	01/15/28	1,119,023
		Series - 2016 1 (Class AA)
1,525,629	g	American Homes 4 Rent Trust	3.786	10/17/36	1,610,690
		Series - 2014 SFR2 (Class A)
281

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,358,696	g	AMSR Trust		1.819%	04/17/37	$1,371,110
		Series - 2020 SFR1 (Class A)
2,625,000	g	AMSR Trust		3.247	01/19/39	2,715,929
		Series - 2019 SFR1 (Class D)
9,000,000	g,i	Apidos CLO XXIV	LIBOR 3 M + 1.350%	1.484	10/20/30	8,999,973
		Series - 2016 24A (Class A2LX)
1,000,000	g,i	Apidos CLO XXIX	LIBOR 3 M + 1.550%	1.675	07/25/30	1,000,024
		Series - 2018 29A (Class A2)
3,974,850	g	Applebee’s Funding LLC		4.194	06/07/49	4,044,529
		Series - 2019 1A (Class A2I)
1,712,700	g	Applebee’s Funding LLC		4.723	06/07/49	1,799,469
		Series - 2019 1A (Class A2II)
1,859,282	g,i	AREIT Trust	LIBOR 1 M + 1.134%	1.184	09/14/36	1,858,616
		Series - 2019 CRE3 (Class A)
1,666,667	g	Avis Budget Rental Car Funding AESOP LLC		3.360	11/20/22	1,670,945
		Series - 2016 2A (Class B)
2,276,667	g	Avis Budget Rental Car Funding AESOP LLC		4.830	11/20/22	2,284,082
		Series - 2016 2A (Class C)
1,500,000	g	Avis Budget Rental Car Funding AESOP LLC		4.150	09/20/23	1,532,309
		Series - 2017 1A (Class C)
7,500,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	7,742,604
		Series - 2017 2A (Class A)
975,000	g	Avis Budget Rental Car Funding AESOP LLC		4.950	03/20/25	1,049,483
		Series - 2018 2A (Class C)
1,910,000	g	Avis Budget Rental Car Funding AESOP LLC		4.240	09/22/25	2,040,399
		Series - 2019 2A (Class C)
3,100,000	g	Avis Budget Rental Car Funding AESOP LLC		2.130	08/20/27	3,088,655
		Series - 2021 1A (Class C)
198,416	i	Bayview Financial Mortgage Pass-Through Trust		5.500	12/28/35	198,192
		Series - 2005 D (Class AF4)
1,500,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 0.975%	1.060	02/28/41	1,500,958
		Series - 2006 A (Class M3)
40,587	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 1.005%	1.091	04/25/36	40,570
		Series - 2006 SD1 (Class M1)
4,900,000	g	Bojangles Issuer LLC		3.832	10/20/50	5,075,606
		Series - 2020 1A (Class A2)
1,000,000	g,i	Bonanza RE Ltd	U.S. Treasury Bill 3 M + 4.750%	4.778	12/23/24	1,017,100
2,268,616	g	BRE Grand Islander Timeshare Issuer LLC		3.280	09/26/33	2,366,122
		Series - 2019 A (Class A)
1,218,481	g	British Airways 2020-, Cl B Pass Through Trust		8.375	11/15/28	1,430,639
875,153	g	British Airways 2020-1 Class A Pass Through Trust		4.250	11/15/32	943,654
4,520,441	g	Capital Automotive REIT		3.870	04/15/47	4,531,503
		Series - 2017 1A (Class A1)
5,100,000	g	Capital Automotive REIT		4.520	02/15/50	5,318,081
		Series - 2020 1A (Class B2)
3,170,000	g	Capital Automotive REIT		1.920	08/15/51	3,169,211
		Series - 2021 1A (Class A3)
2,490,625	g	Cars Net Lease Mortgage Notes Series		3.100	12/15/50	2,553,953
		Series - 2020 1A (Class A3)
282

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$2,500,000	g	Cars Net Lease Mortgage Notes Series		4.690%	12/15/50	$2,697,562
		Series - 2020 1A (Class B1)
2,617,923	g	Castlelake Aircraft Structured Trust		3.474	01/15/46	2,704,683
		Series - 2021 1A (Class A)
869,398	g	Castlelake Aircraft Structured Trust		6.656	01/15/46	939,594
		Series - 2021 1A (Class B)
1,250,000	g,i	Cayuga Park CLO Ltd	LIBOR 3 M + 6.000%	1.000	07/17/34	1,249,961
		Series - 2020 1A (Class ER)
3,750,000	g,i	Cayuga Park CLO Ltd	LIBOR 3 M + 3.100%	1.000	07/17/34	3,751,946
		Series - 2020 1A (Class DR)
840,597	i	C-BASS Trust	LIBOR 1 M + 0.160%	0.246	07/25/36	823,352
		Series - 2006 CB6 (Class A1)
6,451,318	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	0.520	04/07/52	16,128
		Series - 2007 1A (Class A2)
119,048	†,g	CCR, Inc		4.750	07/10/22	119,643
		Series - 2012 CA (Class C)
15,408		Centex Home Equity		5.540	01/25/32	15,831
		Series - 2002 A (Class AF6)
6,641,514	g	CF Hippolyta LLC		2.280	07/15/60	6,738,488
		Series - 2020 1 (Class B1)
2,951,772	g	CF Hippolyta LLC		2.600	07/15/60	2,975,825
		Series - 2020 1 (Class B2)
10,687,023	g	CF Hippolyta LLC		1.530	03/15/61	10,757,146
		Series - 2021 1A (Class A1)
8,947,275	g	CF Hippolyta LLC		1.980	03/15/61	8,969,724
		Series - 2021 1A (Class B1)
4,375,000	g,i	CIFC Funding	LIBOR 3 M + 1.450%	1.634	04/15/34	4,376,221
		Series - 2021 2A (Class B)
2,300,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 2.200%	2.334	08/24/32	2,300,000
		Series - 2020 2A (Class B)
566,930	g	CLI Funding VI LLC		2.080	09/18/45	570,167
		Series - 2020 1A (Class A)
4,521,029	g	CLI Funding VIII LLC		2.380	02/18/46	4,485,839
		Series - 2021 1A (Class B)
1,447,857	g	Corevest American Finance Trust		1.832	03/15/50	1,470,602
		Series - 2020 1 (Class A1)
22,271		Countrywide Asset-Backed Certificates (Step Bond)		5.216	10/25/27	22,971
		Series - 2002 S4 (Class A5)
10,069,500	g	DB Master Finance LLC		3.787	05/20/49	10,112,869
		Series - 2019 1A (Class A2I)
4,395,300	g	DB Master Finance LLC		4.021	05/20/49	4,594,341
		Series - 2019 1A (Class A2II)
3,185,000	g	DB Master Finance LLC		4.352	05/20/49	3,459,904
		Series - 2019 1A (Class A23)
1,959,180	g	Diamond Resorts Owner Trust		3.700	01/21/31	2,028,663
		Series - 2018 1 (Class A)
522,448	g	Diamond Resorts Owner Trust		5.900	01/21/31	529,169
		Series - 2018 1 (Class D)
1,960,145	g	Diamond Resorts Owner Trust		2.700	11/21/33	1,979,606
		Series - 2021 1A (Class C)
1,020,909	g	Diamond Resorts Owner Trust		3.830	11/21/33	1,035,775
		Series - 2021 1A (Class D)
283

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$4,686,300	g	Domino’s Pizza Master Issuer LLC		4.474%	10/25/45	$4,856,427
		Series - 2015 1A (Class A2II)
4,825,000	g	Domino’s Pizza Master Issuer LLC		4.118	07/25/47	5,179,131
		Series - 2017 1A (Class A23)
1,556,000	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	1,611,036
		Series - 2018 1A (Class A2I)
2,743,125	g	Domino’s Pizza Master Issuer LLC		2.662	04/25/51	2,821,074
		Series - 2021 1A (Class A2I)
2,925,000	g	Driven Brands Funding LLC		4.641	04/20/49	3,129,086
		Series - 2019 1A (Class A2)
2,970,000	g	Driven Brands Funding LLC		3.786	07/20/50	3,099,118
		Series - 2020 1A (Class A2)
2,935,250	g	Driven Brands Funding LLC		3.237	01/20/51	3,015,614
		Series - 2020 2A (Class A2)
2,000,000	g,i	Dryden 49 Senior Loan Fund	LIBOR 3 M + 3.400%	3.534	07/18/30	2,000,084
		Series - 2017 49A (Class DR)
1,291,070	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	1.184	05/25/37	1,292,913
		Series - 2007 2 (Class A2C)
266,667	†,i	Garanti Diversified Payment Rights Finance Co	LIBOR 3 M + 3.172%	3.296	10/09/21	266,267
		Series - 2016 A (Class A)
6,451,250	g	Hardee’s Funding LLC		3.981	12/20/50	6,837,390
		Series - 2020 1A (Class A2)
363,658	g	HERO Funding Trust		3.280	09/20/48	378,298
		Series - 2017 2A (Class A1)
727,316	g	HERO Funding Trust		4.070	09/20/48	765,566
		Series - 2017 2A (Class A2)
5,025,000	g	Hertz Vehicle Financing LLC		2.050	12/26/25	5,065,107
		Series - 2021 1A (Class C)
5,000,000	g	Hertz Vehicle Financing LLC		3.980	12/26/25	5,034,808
		Series - 2021 1A (Class D)
669,849	g	Hilton Grand Vacations Trust		2.660	12/26/28	684,339
		Series - 2017 AA (Class A)
1,116,414	g	Hilton Grand Vacations Trust		2.960	12/26/28	1,137,111
		Series - 2017 AA (Class B)
1,010,290	g	Hilton Grand Vacations Trust		4.000	02/25/32	1,050,524
		Series - 2018 AA (Class C)
2,527,315	g	Hilton Grand Vacations Trust		2.840	07/25/33	2,580,030
		Series - 2019 AA (Class C)
41,631	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986	06/25/33	42,022
		Series - 2003 1 (Class M1)
2,197,148	g	Horizon Aircraft Finance II Ltd		3.721	07/15/39	2,202,840
		Series - 2019 1 (Class A)
8,069,434	g	Horizon Aircraft Finance III Ltd		3.425	11/15/39	8,049,435
		Series - 2019 2 (Class A)
499,977	g,i	Invitation Homes Trust	LIBOR 1 M + 1.250%	1.334	01/17/38	500,742
		Series - 2018 SFR4 (Class B)
773,786	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.320%	0.406	03/25/37	769,691
		Series - 2007 CH3 (Class A1B)
6,765,206	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	0.246	06/25/37	6,690,125
		Series - 2007 CH5 (Class A1)
8,677,852	g,i	KKR Industrial Portfolio Trust	LIBOR 1 M + 1.037%	1.121	03/15/37	8,683,303
		Series - 2020 AIP (Class A)
2,285,168	g,i	KKR Industrial Portfolio Trust	LIBOR 1 M + 1.633%	1.717	03/15/37	2,286,603
		Series - 2020 AIP (Class C)
284

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,805,512	g	Lunar Aircraft Ltd		4.335%	02/15/45	$1,679,477
		Series - 2020 1A (Class B)
4,904,000	g	MAPS Trust		2.521	06/15/46	4,929,777
		Series - 2021 1A (Class A)
2,410,750	g	MAPS Trust		5.437	06/15/46	2,422,493
		Series - 2021 1A (Class C)
236,621		MASTR Asset Backed Securities Trust (Step Bond)		6.148	11/25/35	237,150
		Series - 2005 AB1 (Class A4)
730,556		Mid-State Capital Trust		5.745	01/15/40	776,874
		Series - 2005 1 (Class A)
1,478,767	g	Mosaic Solar Loans LLC		3.820	06/22/43	1,562,643
		Series - 2017 2A (Class A)
800,000	g,i	MSCG Trust		3.577	06/07/35	724,271
		Series - 2015 ALDR (Class C)
4,310,000	g,i	MSCG Trust		3.577	06/07/35	3,538,856
		Series - 2015 ALDR (Class D)
563,483	g	MVW Owner Trust		2.640	12/20/33	568,039
		Series - 2016 1A (Class B)
1,281,784	g	MVW Owner Trust		3.900	01/21/36	1,323,410
		Series - 2018 1A (Class C)
1,293,328	g	MVW Owner Trust		3.330	11/20/36	1,319,535
		Series - 2019 1A (Class C)
1,180,000	g,i	Myers Park CLO Ltd	LIBOR 3 M + 1.600%	1.734	10/20/30	1,180,107
		Series - 2018 1A (Class B1)
6,300,000	g	NBC Funding LLC		2.989	07/30/51	6,345,322
		Series - 2021 1 (Class A2)
2,000,000	g	NBC Funding LLC		4.970	07/30/51	2,013,744
		Series - 2021 1 (Class B)
3,500,000	g,i	Neuberger Berman Loan Advisers CLO 31 Ltd	LIBOR 3 M + 3.250%	3.384	04/20/31	3,502,474
		Series - 2019 31A (Class DR)
2,000,000	g,i	Neuberger Berman Loan Advisers CLO 31 Ltd	LIBOR 3 M + 6.500%	6.634	04/20/31	2,000,558
		Series - 2019 31A (Class ER)
1,000,000	g,i	Neuberger Berman Loan Advisers CLO 37 Ltd	LIBOR 3 M + 2.850%	2.984	07/20/31	1,000,237
		Series - 2020 37A (Class DR)
2,050,000	g,i	Neuberger Berman Loan Advisers Clo 40 Ltd	LIBOR 3 M + 2.750%	2.876	04/16/33	2,047,368
		Series - 2021 40A (Class D)
1,000,000	g,i	Neuberger Berman Loan Advisers CLO 41 Ltd	LIBOR 3 M + 6.500%	6.626	04/15/34	1,001,438
		Series - 2021 41A (Class E)
1,000,000	g	Oak Street Investment Grade Net Lease Fund Series		4.230	01/20/51	1,040,015
		Series - 2021 1A (Class B1)
229,753		Oakwood Mortgage Investors, Inc		5.410	11/15/32	233,734
		Series - 2002 C (Class A1)
950,000	g	Oportun Funding XIV LLC		3.440	03/08/28	963,249
		Series - 2021 A (Class C)
1,000,000	g	Oportun Funding XIV LLC		5.400	03/08/28	1,013,028
		Series - 2021 A (Class D)
1,330,000	g	Oportun Issuance Trust		5.410	05/08/31	1,336,609
		Series - 2021 B (Class D)
7,125,000	g	PFS Financing Corp		0.930	08/15/24	7,163,502
		Series - 2020 F (Class A)
2,982,182	g	Pioneer Aircraft Finance Ltd		3.967	06/15/44	2,971,875
		Series - 2019 1 (Class A)
285

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$2,285,000	g	Progress Residential Trust		2.082%	10/17/38	$2,266,082
		Series - 2021 SFR8 (Class D)
1,000,000	g	Purchasing Power Funding LLC		4.370	10/15/25	1,008,344
		Series - 2021 A (Class D)
466,793	i	RASC Trust	LIBOR 1 M + 0.590%	3.080	08/25/35	466,997
		Series - 2005 KS8 (Class M4)
1,250,000	g	Regional Management Issuance Trust		3.040	03/17/31	1,247,250
		Series - 2021 1 (Class C)
800,000	g	Regional Management Issuance Trust		5.070	03/17/31	816,601
		Series - 2021 1 (Class D)
2,487,500	g	ServiceMaster Funding LLC		2.841	10/30/51	2,531,673
		Series - 2020 1 (Class A2I)
7,860,000	g	SERVPRO Master Issuer LLC		3.882	10/25/49	8,197,681
		Series - 2019 1A (Class A2)
4,987,500	g	SERVPRO Master Issuer LLC		2.394	04/25/51	5,010,029
		Series - 2021 1A (Class A2)
4,900,000	g	Sesac Finance LLC		5.216	07/25/49	5,197,567
		Series - 2019 1 (Class A2)
4,715,647	†,g	Settlement Fee Finance LLC		3.840	11/01/49	4,675,659
		Series - 2019 1A (Class A)
1,500,000	g,i	Sierra Ltd	U.S. Treasury Bill 3 M + 3.250%	3.283	12/28/22	1,518,150
1,110,193	g	Sierra Timeshare Receivables Funding LLC		3.200	03/20/34	1,115,638
		Series - 2017 1A (Class B)
852,900	g	Sierra Timeshare Receivables Funding LLC		3.650	06/20/35	875,758
		Series - 2018 2A (Class B)
431,388	g	Sierra Timeshare Receivables Funding LLC		4.540	05/20/36	440,661
		Series - 2019 2A (Class D)
3,674,339	g	Sierra Timeshare Receivables Funding LLC		1.790	11/20/37	3,679,620
		Series - 2021 1A (Class C)
348,487	g	SolarCity LMC		4.800	11/20/38	363,739
		Series - 2013 1 (Class A)
529,867	g	SolarCity LMC		4.590	04/20/44	530,249
		Series - 2014 1 (Class A)
994,889	g	SolarCity LMC		4.020	07/20/44	1,011,962
		Series - 2014 2 (Class A)
7,651,204	g	Sonic Capital LLC		3.845	01/20/50	8,050,092
		Series - 2020 1A (Class A2I)
2,400,000	g	Stack Infrastructure Issuer LLC		1.893	08/25/45	2,413,066
		Series - 2020 1A (Class A2)
5,875,000	g	Stack Infrastructure Issuer LLC		1.877	03/26/46	5,864,159
		Series - 2021 1A (Class A2)
1,836,630	g	START Ireland		4.089	05/15/43	1,831,644
		Series - 2018 1 (Class A)
3,691,502	g	START Ireland		5.095	03/15/44	3,479,297
		Series - 2019 1 (Class B)
1,471,640	g	Start Ltd/Bermuda		5.315	05/15/43	1,386,152
		Series - 2018 1 (Class B)
5,605	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	0.986	09/25/34	5,602
		Series - 2004 8 (Class M1)
17,755	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	1.086	09/25/34	17,890
		Series - 2004 8 (Class A9)
286

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$617,025	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	1.586%	04/25/35	$623,098
		Series - 2005 7XS (Class 2A1A)
7,731,813	g	Taco Bell Funding LLC		4.970	05/25/46	8,280,416
		Series - 2016 1A (Class A23)
3,890,000	g	Taco Bell Funding LLC		4.940	11/25/48	4,292,965
		Series - 2018 1A (Class A2II)
6,420,000	g	Taco Bell Funding LLC		1.946	08/25/51	6,414,870
		Series - 2021 1A (Class A2I)
4,920,000	g	Taco Bell Funding LLC		2.294	08/25/51	4,899,808
		Series - 2021 1A (Class A2II)
5,357,849	g	TES LLC		4.330	10/20/47	5,672,445
		Series - 2017 1A (Class A)
2,500,000	g	TES LLC		7.740	10/20/47	2,418,337
		Series - 2017 1A (Class B)
2,860,000	g	Textainer Marine Containers VII Ltd		2.520	02/20/46	2,844,621
		Series - 2021 1A (Class B)
1,494,955	g	Tricon American Homes Trust		2.716	09/17/34	1,494,016
		Series - 2017 SFR1 (Class A)
1,600,000	g	Tricon American Homes Trust		4.011	09/17/34	1,599,003
		Series - 2017 SFR1 (Class E)
400,000	g	Tricon American Homes Trust		3.275	01/17/36	406,280
		Series - 2017 SFR2 (Class B)
475,000	g	Tricon American Homes Trust		2.049	07/17/38	480,505
		Series - 2020 SFR1 (Class B)
7,211,118		United Airlines Pass Through Trust		5.875	10/15/27	8,069,548
4,293,394		United Airlines Pass Through Trust		3.700	03/01/30	4,346,815
		Series - 2018 1 (Class )
4,565,250		United Airlines Pass Through Trust		2.700	05/01/32	4,615,175
		Series - 2019 2 (Class )
2,000,000	g,i	Ursa Re II Ltd	U.S. Treasury Bill 3 M + 3.750%	3.778	12/07/23	2,072,200
7,097,399	g	Vine		2.790	11/15/50	7,129,823
		Series - 2020 1A (Class A)
2,061,403	g	Vine		6.420	11/15/50	2,091,481
		Series - 2020 1A (Class C)
3,845,448	g	Vivint Colar Financing V LLC		7.370	04/30/48	4,067,524
		Series - 2018 1A (Class B)
6,737,500	g	Wendys Funding LLC		3.884	03/15/48	7,120,156
		Series - 2018 1A (Class A2II)
5,795,475	g	Wendy’s Funding LLC		2.370	06/15/51	5,843,954
		Series - 2021 1A (Class A2I)
4,596,900	g	Wingstop Funding LLC		2.841	12/05/50	4,728,321
		Series - 2020 1A (Class A2)
4,400,000	g	ZAXBY’S FUNDING LLC		3.238	07/30/51	4,471,742
		Series - 2021 1A (Class A2)
		TOTAL ASSET BACKED				460,497,294

OTHER MORTGAGE BACKED - 8.4%
149,815	g,i	Agate Bay Mortgage Trust		3.500	11/25/44	150,934
		Series - 2014 3 (Class A13)
251,477	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	253,947
		Series - 2015 6 (Class A9)
30,672		Alternative Loan Trust		5.250	11/25/33	31,576
		Series - 2003 J3 (Class 1A3)
287

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$191,602	i	Alternative Loan Trust	LIBOR 1 M + 0.750%	0.836%	06/25/34	$196,881
		Series - 2004 8CB (Class M1)
577,671	i	American Home Mortgage Investment Trust	LIBOR 6 M + 1.500%	1.654	10/25/34	587,434
		Series - 2004 3 (Class 4A)
2,165,000		BANK		3.625	05/15/50	2,382,707
		Series - 2017 BNK4 (Class A4)
1,500,000	i	BANK		4.062	11/15/50	1,631,313
		Series - 2017 BNK8 (Class B)
1,000,000		BANK		3.455	12/15/52	1,076,186
		Series - 2019 BN23 (Class B)
4,500,000	g,i	BBCMS Mortgage Trust		4.409	08/05/38	3,989,240
		Series - 2018 CHRS (Class E)
881,162	i	Bear Stearns Commercial Mortgage Securities Trust		5.117	02/11/41	875,756
		Series - 2005 PWR7 (Class B)
1,769,000	g,i	Benchmark Mortgage Trust		2.791	09/15/48	1,823,252
		Series - 2020 IG2 (Class AM)
2,800,000	g,i	Benchmark Mortgage Trust		3.231	09/15/48	2,913,816
		Series - 2020 IG3 (Class AS)
5,000,000	g,i	Benchmark Mortgage Trust		3.654	09/15/48	5,230,410
		Series - 2020 IG3 (Class BXA)
1,100,000		Benchmark Mortgage Trust		4.267	03/15/52	1,247,564
		Series - 2019 B9 (Class AS)
1,100,000		Benchmark Mortgage Trust		3.419	08/15/52	1,189,632
		Series - 2019 B12 (Class AS)
3,600,000	i	Benchmark Mortgage Trust		4.510	05/15/53	4,200,333
		Series - 2018 B7 (Class A4)
9,000,000	g	Benchmark Mortgage Trust		4.139	07/15/53	9,101,307
		Series - 2020 B18 (Class AGNF)
6,500,000	i	Benchmark Mortgage Trust		2.563	02/15/54	6,314,079
		Series - 2021 B23 (Class C)
12,945,756	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 0.920%	1.004	10/15/36	12,970,792
		Series - 2019 XL (Class A)
3,534,678	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.250%	1.334	10/15/36	3,536,899
		Series - 2019 XL (Class C)
3,534,678	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.800%	1.884	10/15/36	3,537,871
		Series - 2019 XL (Class E)
1,800,000	i	CD Mortgage Trust		3.879	11/10/49	1,903,802
		Series - 2016 CD2 (Class B)
1,000,000	i	CD Mortgage Trust		4.131	11/10/49	1,028,041
		Series - 2016 CD2 (Class C)
1,400,000	i	CD Mortgage Trust		4.702	02/10/50	1,454,448
		Series - 2017 CD3 (Class C)
223,036	g,i	CF Mortgage Trust		2.840	04/15/25	233,407
		Series - 2020 P1 (Class A1)
10,000,000	g,i	CF Mortgage Trust		3.603	04/15/52	10,051,000
		Series - 2020 P1 (Class A2)
4,250,000	g,i	CF Mortgage Trust		10.010	04/15/52	4,500,801
		Series - 2020 P1 (Class B)
5,000,000	i	CFCRE Commercial Mortgage Trust		3.502	11/10/49	5,330,980
		Series - 2016 C6 (Class AM)
156,941		Citicorp Mortgage Securities, Inc		5.500	07/25/35	160,979
		Series - 2005 4 (Class 1A7)
288

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$2,000,000	i	Citigroup Commercial Mortgage Trust		4.134%	04/10/46	$2,070,486
		Series - 2013 GC11 (Class C)
2,600,000	i	Citigroup Commercial Mortgage Trust		3.758	04/10/48	2,773,774
		Series - 2015 GC29 (Class B)
1,650,000	i	Citigroup Commercial Mortgage Trust		4.288	04/10/48	1,762,048
		Series - 2015 GC29 (Class C)
1,425,000		Citigroup Commercial Mortgage Trust		4.233	04/10/49	1,513,871
		Series - 2016 GC37 (Class B)
1,020,000		Citigroup Commercial Mortgage Trust		3.018	08/10/56	1,076,754
		Series - 2019 GC41 (Class AS)
336,950	i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.750%	0.836	01/25/36	336,988
		Series - 2006 WFH1 (Class M4)
18,588,229	g	COMM Mortgage Trust		2.841	08/15/45	18,684,142
		Series - 2012 CR2 (Class A3)
1,900,000		COMM Mortgage Trust		3.101	03/10/46	1,931,849
		Series - 2013 CR6 (Class A4)
3,000,000	g,i	COMM Mortgage Trust		5.437	08/10/46	2,866,038
		Series - 2013 LC13 (Class D)
5,000,000		COMM Mortgage Trust		4.199	03/10/47	5,320,549
		Series - 2014 UBS2 (Class AM)
1,120,000		COMM Mortgage Trust		4.174	05/10/47	1,196,685
		Series - 2014 CR17 (Class AM)
4,745,000	g,i	COMM Mortgage Trust		4.927	06/10/47	4,781,592
		Series - 2014 UBS3 (Class D)
2,452,500	i	COMM Mortgage Trust		4.456	07/15/47	2,623,921
		Series - 2014 CR18 (Class B)
1,500,000	g,i	COMM Mortgage Trust		4.860	08/10/47	1,491,719
		Series - 2014 CR19 (Class D)
3,000,000	i	COMM Mortgage Trust		4.188	10/10/47	3,234,400
		Series - 2014 LC17 (Class AM)
2,500,000	g	COMM Mortgage Trust		3.000	03/10/48	2,124,383
		Series - 2015 CR22 (Class E)
2,600,000	g,i	COMM Mortgage Trust		4.243	03/10/48	2,624,027
		Series - 2015 CR22 (Class D)
3,340,500	i	COMM Mortgage Trust		4.243	03/10/48	3,535,423
		Series - 2015 CR22 (Class C)
1,000,000		COMM Mortgage Trust		3.801	05/10/48	1,080,681
		Series - 2015 CR23 (Class AM)
2,500,000	i	COMM Mortgage Trust		4.433	05/10/48	2,518,767
		Series - 2015 CR23 (Class D)
2,500,000	i	COMM Mortgage Trust		3.463	08/10/48	2,326,368
		Series - 2015 CR24 (Class D)
2,500,000	i	COMM Mortgage Trust		4.526	08/10/48	2,716,607
		Series - 2015 CR24 (Class B)
3,000,000	i	COMM Mortgage Trust		4.526	08/10/48	3,172,065
		Series - 2015 CR24 (Class C)
3,175,000	i	COMM Mortgage Trust		4.630	10/10/48	3,406,982
		Series - 2015 CR26 (Class C)
2,991,339	i	Commercial Mortgage Load Trust		5.983	12/10/49	1,346,103
		Series - 2008 LS1 (Class AM)
721,885	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	2.686	05/25/24	730,608
		Series - 2014 C02 (Class 1M2)
7,558,592	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	3.086	07/25/24	7,689,393
		Series - 2014 C03 (Class 1M2)
289

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,796,237	i	Connecticut Avenue Securities	LIBOR 1 M + 6.950%	7.036%	08/25/28	$1,905,680
		Series - 2016 C01 (Class 2M2)
4,404,828	i	Connecticut Avenue Securities	LIBOR 1 M + 5.900%	5.986	10/25/28	4,626,754
		Series - 2016 C03 (Class 2M2)
721,367	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	4.336	04/25/29	747,396
		Series - 2016 C06 (Class 1M2)
202,720	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.286	01/25/30	202,914
		Series - 2017 C05 (Class 1M2A)
219,322	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.286	01/25/30	224,124
		Series - 2017 C05 (Class 1M2)
705,539	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	0.936	10/25/30	703,490
		Series - 2018 C03 (Class 1EA2)
336,108	i	Connecticut Avenue Securities	LIBOR 1 M + 2.550%	2.636	12/25/30	342,027
		Series - 2018 C04 (Class 2M2)
373,959	i	Countrywide Alternative Loan Trust	LIBOR 1 M + 0.460%	0.544	07/20/35	379,701
		Series - 2005 24 (Class 4A1)
378,158	i	Countrywide Home Loan Mortgage Pass Through Trust		2.613	11/20/34	393,520
		Series - 2004 HYB6 (Class A2)
28,034		Countrywide Home Loan Mortgage Pass Through Trust		5.250	09/25/35	27,061
		Series - 2005 17 (Class 1A10)
5,000,000	g,i	CPT Mortgage Trust		3.097	11/13/39	4,888,014
		Series - 2019 CPT (Class E)
612,886	g,i	Credit Suisse Commercial Mortgage Trust	LIBOR 1 M + 1.150%	1.236	05/25/36	613,631
		Series - 2006 CF2 (Class M3)
4,502,423	g,i	Credit Suisse Commercial Mortgage Trust		3.500	02/25/48	4,600,474
		Series - 2018 J1 (Class A11)
1,106,911	i	Credit Suisse First Boston Mortgage Securities Corp		6.216	04/25/33	1,124,181
		Series - 2003 8 (Class DB1)
3,340,000		CSAIL Commercial Mortgage Trust		3.505	04/15/50	3,576,785
		Series - 2015 C1 (Class A4)
1,799,583	g,i	CSMC		2.130	05/25/65	1,799,046
		Series - 2021 NQM1 (Class M1)
1,850,000	g,i	CSMC Series		3.388	10/25/59	1,882,788
		Series - 2019 NQM1 (Class M1)
5,065,000		DBJPM		3.539	05/10/49	5,399,508
		Series - 2016 C1 (Class AM)
647,721	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%	0.821	12/25/35	646,923
		Series - 2005 2 (Class M2)
3,144,945	g,i	FirstKey Mortgage Trust		3.500	11/25/44	3,200,185
		Series - 2014 1 (Class A8)
915,509	g,i	Flagstar Mortgage Trust		4.103	10/25/47	918,963
		Series - 2017 2 (Class B3)
140,259	g,i	Flagstar Mortgage Trust		4.000	09/25/48	141,161
		Series - 2018 5 (Class A11)
1,491,756	g,i	Flagstar Mortgage Trust		2.500	04/25/51	1,494,222
		Series - 2021 2 (Class A4)
1,971,713	g,i	Flagstar Mortgage Trust		2.500	06/01/51	1,979,310
		Series - 2021 4 (Class A21)
1,970,000	g,i	Freddie Mac STACR REMIC Trust		2.100	12/25/33	1,987,892
		Series - 2021 HQA2 (Class M2)
290

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,190,000	g,i	Freddie Mac STACR REMIC Trust		1.700%	01/25/34	$1,199,722
		Series - 2021 DNA5 (Class M2)
1,425,000	g,i	Freddie Mac STACR Trust	LIBOR 1 M + 2.700%	2.786	10/25/49	1,433,859
		Series - 2019 DNA4 (Class B1)
85,565	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		3.728	02/25/48	85,383
		Series - 2018 SPI1 (Class M2)
1,612,916	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		3.809	05/25/48	1,612,253
		Series - 2018 SPI2 (Class M2)
1,545,008	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		3.809	05/25/48	1,544,071
		Series - 2018 SPI2 (Class M2B)
289,346	g,i	GS Mortage-Backed Securities Trust		3.718	05/25/50	294,178
		Series - 2020 PJ1 (Class B2)
3,846,000	g,i	GS Mortgage Securities Trust		4.285	02/10/46	3,946,500
		Series - 2013 GC10 (Class C)
1,225,000	i	GS Mortgage Securities Trust		4.088	11/10/49	1,219,243
		Series - 2016 GS4 (Class C)
3,800,000	i	GS Mortgage Securities Trust		4.158	02/10/52	4,264,939
		Series - 2019 GC38 (Class AS)
1,500,000	i	GS Mortgage Securities Trust		4.761	02/10/52	1,650,467
		Series - 2019 GC38 (Class C)
1,500,000	g,i	GS Mortgage Securities Trust		3.501	07/10/52	1,560,963
		Series - 2019 GC40 (Class DBB)
4,500,000	g,i	GS Mortgage Securities Trust		3.668	07/10/52	4,652,899
		Series - 2019 GC40 (Class DBC)
1,000,000	i	GS Mortgage Securities Trust		3.405	02/13/53	1,063,051
		Series - 2020 GC45 (Class B)
3,000,000		GS Mortgage Securities Trust		2.012	12/12/53	2,960,968
		Series - 2020 GSA2 (Class A5)
181,785	g,i	GS Mortgage-Backed Securities Corp Trust		4.000	08/25/49	183,399
		Series - 2019 PJ1 (Class A4)
155,816	g,i	GS Mortgage-Backed Securities Corp Trust		4.000	11/25/49	156,383
		Series - 2019 PJ2 (Class A1)
406,983	g,i	GS Mortgage-Backed Securities Corp Trust		4.000	11/25/49	407,910
		Series - 2019 PJ2 (Class A4)
564,166	g,i	GS Mortgage-Backed Securities Corp Trust		3.500	07/25/50	572,439
		Series - 2020 PJ2 (Class A4)
394,210	g,i	GS Mortgage-Backed Securities Corp Trust		3.000	01/25/51	400,449
		Series - 2020 PJ4 (Class A4)
296,231	i	GS Mortgage-Backed Securities Corp Trust		3.000	03/27/51	301,959
		Series - 2020 PJ5 (Class A4)
3,200,857	g,i	GS Mortgage-Backed Securities Corp Trust		2.500	10/25/51	3,207,109
		Series - 2021 PJ5 (Class A4)
667,482	g,i	GS Mortgage-Backed Securities Trust		2.500	07/25/51	667,117
		Series - 2021 PJ2 (Class A4)
9,911,015	g,i	GS Mortgage-Backed Securities Trust		2.500	01/25/52	9,939,291
		Series - 2021 PJ7 (Class A4)
4,890,708	g,i	GS Mortgage-Backed Securities Trust		2.500	01/25/52	4,904,661
		Series - 2021 PJ8 (Class A4)
8,421,715	g,i	GS MortSecurities Trust		2.500	11/25/51	8,443,215
		Series - 2021 PJ6 (Class A4)
291

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$259,464	g	GSMPS Mortgage Loan Trust		7.500%	03/25/35	$271,117
		Series - 2005 RP2 (Class 1A2)
245,837	g	GSMPS Mortgage Loan Trust		7.500	09/25/35	256,936
		Series - 2005 RP3 (Class 1A2)
328,098		GSR Mortgage Loan Trust		6.000	01/25/35	330,028
		Series - 2005 1F (Class 3A3)
1,466,281	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	0.707	08/19/45	1,483,647
		Series - 2005 11 (Class 2A1A)
3,000,000	g,i	Hudson Yards Mortgage Trust		3.558	07/10/39	3,106,170
		Series - 2019 30HY (Class D)
2,000,000	g,i	Hudson Yards Mortgage Trust		3.041	12/10/41	2,017,826
		Series - 2019 55HY (Class D)
1,750,000	g,i	Hudson Yards Mortgage Trust		3.041	12/10/41	1,667,351
		Series - 2019 55HY (Class F)
85,489	i	Impac CMB Trust	LIBOR 1 M + 0.660%	0.746	03/25/35	87,871
		Series - 2004 11 (Class 2A1)
1,424,408	g,i	Imperial Fund Mortgage Trust		2.051	10/25/55	1,434,049
		Series - 2020 NQM1 (Class A3)
440,000	g,i	Imperial Fund Mortgage Trust		3.531	10/25/55	450,454
		Series - 2020 NQM1 (Class M1)
4,810,000	g,i	Imperial Fund Mortgage Trust		2.383	06/25/56	4,780,368
		Series - 2021 NQM1 (Class M1)
45,362	i	JP Morgan Alternative Loan Trust	LIBOR 1 M + 0.560%	0.646	04/25/47	45,250
		Series - 2007 S1 (Class A1)
1,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp		4.213	01/15/46	1,732,182
		Series - 2013 C13 (Class D)
177,560	g,i	JP Morgan Chase Commercial Mortgage Securities Corp		5.575	07/15/46	184,704
		Series - 2011 C4 (Class C)
1,719,000	i	JP Morgan Chase Commercial Mortgage Securities Corp		4.119	01/15/49	1,874,704
		Series - 2015 JP1 (Class AS)
2,140,000		JP Morgan Chase Commercial Mortgage Securities Corp		2.822	08/15/49	2,263,979
		Series - 2016 JP2 (Class A4)
2,365,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.723	03/15/50	2,607,098
		Series - 2017 JP5 (Class A5)
5,000,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.379	09/15/50	5,235,216
		Series - 2017 JP7 (Class A3)
358,613	i	JP Morgan Mortgage Trust		2.360	11/25/33	363,792
		Series - 2006 A2 (Class 5A3)
2,191,259	g,i	JP Morgan Mortgage Trust	LIBOR 1 M - 0.000%	2.103	12/25/44	2,232,721
		Series - 2015 1 (Class B1)
111,196	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	112,515
		Series - 2015 3 (Class A19)
508,826	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	513,170
		Series - 2015 6 (Class A13)
298,434	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	302,227
		Series - 2016 1 (Class A13)
312,687	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	317,510
		Series - 2017 2 (Class A13)
292

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$563,821	g,i	JP Morgan Mortgage Trust		3.500%	09/25/48	$568,106
		Series - 2018 3 (Class A13)
224,011	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	227,646
		Series - 2018 4 (Class A13)
1,015,679	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	1,037,664
		Series - 2018 5 (Class A13)
766,436	g,i	JP Morgan Mortgage Trust		3.090	10/26/48	797,367
		Series - 2017 5 (Class A2)
919,942	g,i	JP Morgan Mortgage Trust		3.859	12/25/48	923,224
		Series - 2018 6 (Class B4)
263,181	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	265,515
		Series - 2018 8 (Class A13)
275,747	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	278,750
		Series - 2018 9 (Class A13)
107,382	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	109,001
		Series - 2019 1 (Class A3)
551,907	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	559,553
		Series - 2019 1 (Class A15)
832,005	g,i	JP Morgan Mortgage Trust		4.689	09/25/49	845,945
		Series - 2019 3 (Class B1)
946,624	g,i	JP Morgan Mortgage Trust	LIBOR 1 M + 0.950%	1.036	10/25/49	951,573
		Series - 2019 INV1 (Class A11)
2,487,938	g,i	JP Morgan Mortgage Trust		3.869	06/25/50	2,552,002
		Series - 2020 1 (Class B2)
4,841,115	g,i	JP Morgan Mortgage Trust		2.500	10/25/51	4,850,570
		Series - 2021 6 (Class A15)
2,702,510	g,i	JP Morgan Mortgage Trust		2.500	11/25/51	2,714,544
		Series - 2021 7 (Class A15)
3,175,361	g,i	JP Morgan Mortgage Trust		2.500	12/25/51	3,191,485
		Series - 2021 8 (Class A15)
603,253		JPMBB Commercial Mortgage Securities Trust		3.657	09/15/47	631,018
		Series - 2014 C23 (Class ASB)
5,000,000		JPMBB Commercial Mortgage Securities Trust		3.634	02/15/48	5,307,076
		Series - 2015 C27 (Class AS)
4,800,000	i	JPMBB Commercial Mortgage Securities Trust		4.773	08/15/48	5,228,875
		Series - 2015 C31 (Class B)
5,000,000		JPMDB Commercial Mortgage Securities Trust		2.536	05/13/53	5,118,387
		Series - 2020 COR7 (Class AS)
10,000,000	g	Liberty Street Trust		3.597	02/10/36	10,805,598
		Series - 2016 225L (Class A)
383,701		Master Alternative Loan Trust		7.000	01/25/34	402,124
		Series - 2004 1 (Class 3A1)
929,493	g	Morgan Stanley Bank of America Merrill Lynch Trust		4.384	12/15/46	989,492
		Series - 2014 C19 (Class LNC2)
850,782		Morgan Stanley Bank of America Merrill Lynch Trust		3.338	03/15/48	903,952
		Series - 2015 C21 (Class A4)
360,442	i	Morgan Stanley Capital I Trust	LIBOR 1 M + 0.825%	0.911	08/25/34	357,767
		Series - 2004 HE6 (Class M1)
2,000,000	i	Morgan Stanley Capital I Trust		3.779	05/15/48	2,171,268
		Series - 2015 MS1 (Class A4)
210,676	†,i	Morgan Stanley Capital I Trust		6.470	12/12/49	126,406
		Series - 2007 IQ16 (Class AJFX)
293

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$300,000		Morgan Stanley Capital I Trust		3.587%	12/15/50	$331,100
		Series - 2017 HR2 (Class A4)
2,150,000	i	Morgan Stanley Capital I Trust		4.429	07/15/51	2,440,777
		Series - 2018 H3 (Class AS)
1,500,000	g	MRCD Mortgage Trust		2.718	12/15/36	1,490,501
		Series - 2019 PARK (Class E)
2,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 0.784%	0.867	07/15/33	1,991,113
		Series - 2018 850T (Class A)
11,100,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.500%	1.584	07/15/36	11,096,691
		Series - 2019 MILE (Class A)
3,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 3.500%	3.584	07/15/36	2,985,128
		Series - 2019 MILE (Class E)
4,500,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 4.250%	4.334	07/15/36	4,472,340
		Series - 2019 MILE (Class F)
10,000,000	g	Natixis Commercial Mortgage Securities Trust		3.305	10/15/36	10,015,409
		Series - 2019 1776 (Class D)
2,000,000	g	Natixis Commercial Mortgage Securities Trust		3.902	10/15/36	2,007,405
		Series - 2019 1776 (Class E)
111,808	g,i	New Residential Mortgage Loan Trust		4.000	02/25/57	119,560
		Series - 2017 1A (Class A1)
729,354	g,i	New Residential Mortgage Loan Trust		4.000	08/27/57	777,179
		Series - 2017 6A (Class A1)
835,710	g,i	New Residential Mortgage Loan Trust		2.797	09/25/59	840,421
		Series - 2019 NQM4 (Class A3)
425,000	g,i	New Residential Mortgage Loan Trust		2.986	09/25/59	425,903
		Series - 2019 NQM4 (Class M1)
192,620	i	New York Mortgage Trust	LIBOR 1 M + 0.480%	0.566	02/25/36	194,109
		Series - 2005 3 (Class A1)
650,000	g,i	NLT Trust		2.569	08/25/56	641,873
		Series - 2021 INV2 (Class M1)
560,132	g,i	OBX Trust	LIBOR 1 M + 0.650%	0.736	06/25/57	560,243
		Series - 2018 1 (Class A2)
1,736,781	g,i	Oceanview Mortgage Trust		2.500	05/25/51	1,742,257
		Series - 2021 1 (Class A19)
5,700,000	g	One Bryant Park Trust		2.516	09/15/54	5,866,374
		Series - 2019 OBP (Class A)
2,700,000	g,i	Onslow Bay Mortgage Loan Trust		2.451	05/25/61	2,704,616
		Series - 2021 NQM2 (Class M1)
227,718	g,i	Sequoia Mortgage Trust		3.500	05/25/45	231,700
		Series - 2015 2 (Class A1)
289,016	g,i	Sequoia Mortgage Trust		3.500	06/25/46	294,236
		Series - 2016 1 (Class A19)
529,167	g,i	Sequoia Mortgage Trust		3.500	11/25/46	530,073
		Series - 2016 3 (Class A10)
60,374	g,i	Sequoia Mortgage Trust		3.500	02/25/47	60,333
		Series - 2017 1 (Class A4)
963,275	g,i	Sequoia Mortgage Trust		3.500	02/25/47	978,489
		Series - 2017 2 (Class A19)
821,331	g,i	Sequoia Mortgage Trust		3.500	04/25/47	831,745
		Series - 2017 3 (Class A19)
1,241,235	g,i	Sequoia Mortgage Trust		3.764	09/25/47	1,266,657
		Series - 2017 6 (Class B1)
294

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$368,386	g,i	Sequoia Mortgage Trust		3.500%	02/25/48	$374,592
		Series - 2018 2 (Class A1)
1,197,756	g,i	Sequoia Mortgage Trust		3.500	02/25/48	1,213,001
		Series - 2018 2 (Class A19)
454,581	g,i	Sequoia Mortgage Trust		3.500	03/25/48	460,838
		Series - 2018 3 (Class A1)
60,399	g,i	Sequoia Mortgage Trust		4.000	09/25/48	61,119
		Series - 2018 7 (Class A19)
25,954	g,i	Sequoia Mortgage Trust		4.000	11/25/48	26,222
		Series - 2018 8 (Class A19)
812,877	g,i	Sequoia Mortgage Trust		4.000	06/25/49	825,158
		Series - 2019 2 (Class A1)
233,451	g,i	Sequoia Mortgage Trust		4.000	06/25/49	236,840
		Series - 2019 2 (Class A19)
973,775	g,i	Sequoia Mortgage Trust		3.500	11/25/49	981,628
		Series - 2019 4 (Class A1)
2,057,988	g,i	Sequoia Mortgage Trust		3.500	12/25/49	2,086,510
		Series - 2019 5 (Class A1)
1,157,621	g,i	Sequoia Mortgage Trust		3.500	12/25/49	1,170,306
		Series - 2019 5 (Class A19)
2,702,535	g,i	Sequoia Mortgage Trust		3.000	04/25/50	2,752,091
		Series - 2020 3 (Class A19)
2,657,965	g,i	Sequoia Mortgage Trust		2.500	06/25/51	2,666,479
		Series - 2021 4 (Class A19)
23,693	g,i	Shellpoint Co-Originator Trust		3.500	11/25/46	23,685
		Series - 2016 1 (Class 1A10)
602,917	g,i	Shellpoint Co-Originator Trust		3.500	10/25/47	610,706
		Series - 2017 2 (Class A1)
15,415,000	g	SLG Office Trust		2.851	07/15/41	14,945,174
		Series - 2021 OVA (Class E)
3,500,000	g,i	Spruce Hill Mortgage Loan Trust		3.827	01/28/50	3,542,853
		Series - 2020 SH1 (Class B1)
38,738	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	1.286	10/25/29	38,751
		Series - 2017 DNA2 (Class M1)
2,953,650	i	STACR	LIBOR 1 M + 2.300%	2.472	08/25/30	2,991,042
		Series - 2018 HQA1 (Class M2)
6,250,000	g,i	STACR		2.150	10/25/33	6,376,941
		Series - 2021 DNA3 (Class M2)
498,424	g,i	STACR		4.039	09/25/47	497,560
		Series - 2017 SPI1 (Class M2)
4,356,000	g,i	STACR	LIBOR 1 M + 2.500%	2.586	02/25/50	4,366,650
		Series - 2020 DNA2 (Class B1)
3,000,000		UBS-Barclays Commercial Mortgage Trust		2.850	12/10/45	3,056,157
		Series - 2012 C4 (Class A5)
1,000,000	g,i	UBS-Barclays Commercial Mortgage Trust		3.649	03/10/46	1,013,013
		Series - 2013 C5 (Class B)
350,000	g,i	Verus Securitization Trust		3.139	07/25/59	351,727
		Series - 2019 3 (Class M1)
930,000	g,i	Verus Securitization Trust		3.207	11/25/59	944,344
		Series - 2019 4 (Class M1)
954,617	g	Verus Securitization Trust		1.733	05/25/65	958,669
		Series - 2020 5 (Class A3)
597,691	g	Verus Securitization Trust		2.321	05/25/65	602,472
		Series - 2020 4 (Class A3)
295

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,700,000	g,i	VNDO Trust	4.033%	01/10/35	$1,653,207
		Series - 2016 350P (Class E)
1,157,407	g	VSE VOI Mortgage LLC	4.020	02/20/36	1,199,427
		Series - 2018 A (Class C)
291,590	i	Wachovia Mortgage Loan Trust	2.310	10/20/35	281,182
		Series - 2005 B (Class 1A1)
11,124	i	Washington Mutual Mortgage Pass-Through Certificates Trust	5.946	08/25/38	11,650
		Series - 2004 RA3 (Class 2A)
2,000,000	i	Wells Fargo Commercial Mortgage Trust	4.284	05/15/48	2,046,801
		Series - 2015 NXS1 (Class D)
1,200,000	g	Wells Fargo Commercial Mortgage Trust	3.153	09/15/57	1,180,340
		Series - 2015 NXS3 (Class D)
235,476	g,i	Wells Fargo Mortgage Backed Securities Trust	4.000	04/25/49	236,380
		Series - 2019 2 (Class A17)
277,933	g,i	Wells Fargo Mortgage Backed Securities Trust	3.000	07/25/50	282,458
		Series - 2020 4 (Class A17)
6,700,000	g,i	Wells Fargo Mortgage Backed Securities Trust	2.500	06/25/51	6,703,664
		Series - 2021 2 (Class A17)
5,277,000		WFRBS Commercial Mortgage Trust	3.607	11/15/47	5,627,521
		Series - 2014 C24 (Class A5)
2,000,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	2,081,543
		Series - 2013 C14 (Class A5)
150,947	g,i	WinWater Mortgage Loan Trust	3.856	06/20/44	151,798
		Series - 2014 1 (Class B4)
		TOTAL OTHER MORTGAGE BACKED			488,432,312

		TOTAL STRUCTURED ASSETS			948,929,606
		(Cost $937,628,794)

		TOTAL BONDS			5,397,300,197
		(Cost $5,290,988,427)

SHARES		COMPANY

COMMON STOCKS - 0.0%

ENERGY - 0.0%
1,538	*,†	Cloud Peak Energy, Inc			15
		TOTAL ENERGY			15

MATERIALS - 0.0%
27,730,192	*	Petra Diamonds			653,864
		TOTAL MATERIALS			653,864

REAL ESTATE - 0.0%
7,034	*	Warehouses De Pauw CVA			11,079
		TOTAL REAL ESTATE			11,079

		TOTAL COMMON STOCKS			664,958
		(Cost $1,019,745)
296

TIAA-CREF FUNDS – Core Plus Bond Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

PREFERRED STOCKS - 0.3%

BANKS - 0.2%
142,800		Bank of America Corp			$3,762,780
196,000		JPMorgan Chase & Co			5,115,600
200,000		Wintrust Financial Corp			5,724,000
		TOTAL BANKS			14,602,380

DIVERSIFIED FINANCIALS - 0.1%
35,370		Morgan Stanley			1,009,814
108,701	e	Morgan Stanley			3,045,802
		TOTAL DIVERSIFIED FINANCIALS			4,055,616

		TOTAL PREFERRED STOCKS			18,657,996
		(Cost $17,314,409)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 17.7%

GOVERNMENT AGENCY DEBT - 16.0%
$50,000,000		Federal Agricultural Mortgage Corp (FAMC)	0.000%	10/21/21	49,999,444
25,000,000		FAMC	0.000	12/16/21	24,997,890
15,000,000		Federal Farm Credit Bank (FFCB)	0.000	12/28/21	14,998,534
5,000,000		FFCB	0.000	01/07/22	4,999,456
10,000,000		FFCB	0.000	01/26/22	9,998,700
5,000,000		FFCB	0.000	02/11/22	4,999,077
10,000,000		FFCB	0.000	02/15/22	9,998,098
19,990,000		FFCB	0.000	02/16/22	19,986,170
20,000,000		FFCB	0.000	02/25/22	19,995,918
12,500,000		FFCB	0.000	03/01/22	12,497,379
4,000,000		FFCB	0.000	04/11/22	3,998,735
7,000,000		FFCB	0.000	06/16/22	6,996,535
11,000,000		FFCB	0.000	07/25/22	10,992,840
35,344,000		Federal Home Loan Bank (FHLB)	0.000	10/06/21	35,343,902
51,387,000		FHLB	0.000	10/08/21	51,386,800
59,168,000		FHLB	0.000	10/13/21	59,167,605
15,000,000		FHLB	0.000	10/14/21	14,999,892
129,595,000		FHLB	0.000	10/20/21	129,593,633
22,834,000		FHLB	0.000	10/22/21	22,833,733
14,000,000		FHLB	0.000	10/25/21	13,999,813
40,600,000		FHLB	0.000	10/27/21	40,599,414
20,000,000		FHLB	0.000	10/29/21	19,999,689
25,000,000		FHLB	0.000	11/03/21	24,999,083
39,071,000		FHLB	0.000	11/05/21	39,069,481
5,692,000		FHLB	0.000	11/10/21	5,691,747
30,161,000		FHLB	0.000	11/12/21	30,159,593
18,000,000		FHLB	0.000	11/17/21	17,999,060
12,500,000		FHLB	0.000	11/19/21	12,499,320
21,500,000		FHLB	0.000	12/08/21	21,498,376
25,000,000		FHLB	0.000	12/22/21	24,997,723
25,000,000	h	FHLB	0.000	01/03/22	24,997,389
25,000,000		FHLB	0.000	01/19/22	24,996,945
50,000,000		FHLB	0.045	02/14/22	49,993,145
297

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$25,000,000		FHLB	0.000%	02/22/22	$24,995,002
	20,000,000		FHLB	0.000	05/05/22	19,992,889
	20,000,000		FHLB	0.000	08/03/22	19,986,589
			TOTAL GOVERNMENT AGENCY DEBT			924,259,599

REPURCHASE AGREEMENT - 0.7%
	40,170,000	r	Fixed Income Clearing Corp (FICC)	0.010	10/01/21	40,170,000
			TOTAL REPURCHASE AGREEMENT			40,170,000

TREASURY DEBT - 0.7%
EGP	35,600,000		Egypt Treasury Bill	0.000	12/07/21	2,214,756
	33,400,000		Egypt Treasury Bill	0.000	02/22/22	2,028,001
UAH	16,000,000		Ukraine Treasury Bill	0.000	10/27/21	597,728
	$27,695,000		United States Treasury Bill	0.000	10/07/21	27,694,827
	10,000,000		United States Treasury Bill	0.000	08/11/22	9,993,677
			TOTAL TREASURY DEBT			42,528,989

SHARES			COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
	13,678,548	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030		13,678,548
			TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			13,678,548

			TOTAL SHORT-TERM INVESTMENTS			1,020,637,136
			(Cost $1,020,611,827)
			TOTAL INVESTMENTS - 114.4%			6,606,542,198
			(Cost $6,499,158,802)
			OTHER ASSETS & LIABILITIES, NET - (14.4)%			(831,220,253)
			NET ASSETS - 100.0%			$5,775,321,945

Abbreviation(s):
CNY	Chinese Yuan
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GHS	Ghanaian Cedi
INR	Indian Rupee
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
MYR	Malaysian Ringgit
REIT	Real Estate Investment Trust
RUB	Russian Ruble
THB	Thai Baht
UAH	Ukrainian Hryvnia
UGX	Ugandan Shilling
UYU	Uruguayan Peso
UZS	Uzbekistani Som
ZAR	South African Rand
298

TIAA-CREF FUNDS – Core Plus Bond Fund

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $13,363,822.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/21, the aggregate value of these securities is $1,683,600,992 or 29.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond
q	In default
r	Agreement with Fixed Income Clearing Corp (FICC), 0.010% dated 9/30/21 to be repurchased at $40,170,000 on 10/1/21, collateralized by U.S. Treasury Notes valued at $40,973,511.

Forward foreign currency contracts outstanding as of September 30, 2021 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$1,978,968	EUR	1,675,347	Citibank N.A.	10/25/21	$37,387

Abbreviation(s):
EUR	Euro

Centrally cleared credit default swap contracts outstanding as of September 30, 2021 were as follows:

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Fixed rate payment frequency	Maturity date	Value	Premiums paid (received)	Notional amount*	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS37V1-5Y	5.000%	Credit event as specified in contract	Citigroup Global Markets, Inc	Quarterly	12/20/26	$(10,174,401)	$(10,696,858)	110,000,000	$227,380	$522,457

* The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

299

TIAA-CREF FUNDS – 5-15 Year Laddered Tax-Exempt Bond Fund

TIAA-CREF FUNDS

5-15 YEAR LADDERED TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2021

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

LONG-TERM MUNICIPAL BONDS - 97.2%

ALABAMA - 2.3%
$500,000		City of Birmingham AL	5.000%	12/01/29	$625,811
500,000		City of Birmingham AL	5.000	12/01/30	625,852
630,000		County of Mobile AL	5.000	02/01/34	788,503
2,900,000		Lower Alabama Gas District	4.000	12/01/50	3,266,182
1,000,000		University of South Alabama	5.000	11/01/31	1,181,815
		TOTAL ALABAMA			6,488,163

ALASKA - 1.2%
500,000		Alaska Municipal Bond Bank Authority	5.000	12/01/31	589,160
2,570,000		Borough of Matanuska-Susitna AK	5.000	09/01/25	2,977,171
		TOTAL ALASKA			3,566,331

ARIZONA - 0.8%
2,000,000		Chandler Industrial Development Authority	5.000	06/01/49	2,233,793
190,000		Pinal County Electric District No 3	5.000	07/01/33	223,800
		TOTAL ARIZONA			2,457,593

ARKANSAS - 0.4%
1,000,000		City of Fort Smith AR Water & Sewer Revenue	5.000	10/01/32	1,251,331
		TOTAL ARKANSAS			1,251,331

CALIFORNIA - 4.5%
1,090,000		California County Tobacco Securitization Agency	4.000	06/01/36	1,308,696
365,000		California Educational Facilities Authority	5.000	12/01/29	455,215
1,510,000		California Health Facilities Financing Authority	5.000	09/01/33	1,836,971
185,000		California Municipal Finance Authority	4.000	07/15/29	209,197
65,000	g	California School Finance Authority	5.000	08/01/25	76,095
650,000	g	California School Finance Authority	5.000	08/01/25	751,684
225,000	g	California Statewide Communities Development Authority	5.000	12/01/28	270,568
2,000,000		City of Los Angeles Department of Airports	5.000	05/15/27	2,370,902
1,000,000		City of Los Angeles Department of Airports	5.000	05/15/36	1,279,450
450,000		Palmdale Community Redevelopment Agency	5.000	09/01/25	526,214
415,000		Palmdale Community Redevelopment Agency	5.000	09/01/31	490,625
750,000		San Diego Public Facilities Financing Authority	5.000	10/15/31	873,836
1,405,000		San Francisco City & County Airport Comm-San Francisco International Airport	5.000	05/01/31	1,846,701
500,000		Santee CDC Successor Agency	5.000	08/01/27	595,581
		TOTAL CALIFORNIA			12,891,735
300

TIAA-CREF FUNDS – 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

COLORADO - 1.6%
$1,500,000	City & County of Denver CO Airport System Revenue	5.000%	11/15/30	$1,836,001
590,000	City & County of Denver CO Airport System Revenue	5.000	12/01/31	733,684
250,000	Colorado Health Facilities Authority	5.000	12/01/41	294,230
310,000	Denver Health & Hospital Authority	5.000	12/01/28	388,333
1,000,000	Interlocken Metropolitan District	5.000	12/01/27	1,228,778
	TOTAL COLORADO			4,481,026

CONNECTICUT - 4.3%
1,180,000	Capital Region Development Authority	5.000	06/15/29	1,419,400
765,000	Capital Region Development Authority	5.000	06/15/33	905,596
1,900,000	City of Bridgeport CT	5.000	06/01/34	2,404,159
495,000	Connecticut State Health & Educational Facilities Authority	5.000	07/01/27	603,774
630,000	Connecticut State Health & Educational Facilities Authority	5.000	07/01/29	762,860
330,000	Connecticut State Health & Educational Facilities Authority	5.000	07/01/30	397,076
350,000	Connecticut State Health & Educational Facilities Authority	5.000	07/01/32	418,935
350,000	Connecticut State Health & Educational Facilities Authority	5.000	07/01/33	417,980
300,000	Connecticut State Higher Education Supplement Loan Authority	5.000	11/15/25	348,795
250,000	Connecticut State Higher Education Supplement Loan Authority	5.000	11/15/26	297,009
500,000	State of Connecticut Special Tax Revenue	5.000	05/01/30	656,365
1,000,000	State of Connecticut Special Tax Revenue	5.000	05/01/34	1,289,142
2,000,000	University of Connecticut	5.000	03/15/28	2,374,220
	TOTAL CONNECTICUT			12,295,311

DISTRICT OF COLUMBIA - 3.3%
955,000	District of Columbia	5.000	04/01/27	1,160,851
2,680,000	Metropolitan Washington Airports Authority Aviation Revenue	5.000	10/01/28	3,372,509
3,800,000	Metropolitan Washington Airports Authority Aviation Revenue	5.000	10/01/32	4,977,771
	TOTAL DISTRICT OF COLUMBIA			9,511,131

FLORIDA - 6.1%
1,000,000	Alachua County Health Facilities Authority	5.000	12/01/31	1,279,190
250,000	County of Broward FL Airport System Revenue	5.000	10/01/27	308,152
250,000	County of Broward FL Airport System Revenue	5.000	10/01/28	305,673
1,500,000	County of Miami-Dade FL Aviation Revenue	4.000	10/01/36	1,773,044
3,000,000	Escambia County Health Facilities Authority	5.000	08/15/32	3,811,296
1,100,000	Greater Orlando Aviation Authority	5.000	10/01/26	1,323,815
175,000	Hillsborough County Aviation Authority	5.000	10/01/31	217,561
185,000	Hillsborough County Aviation Authority	5.000	10/01/32	229,676
301

TIAA-CREF FUNDS – 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$190,000	Hillsborough County Aviation Authority	5.000%	10/01/33	$235,520
400,000	Hillsborough County Port District	5.000	06/01/29	490,131
1,000,000	Hillsborough County Port District	5.000	06/01/33	1,205,717
210,000	Miami-Dade County Educational Facilities Authority	5.000	04/01/28	259,505
1,375,000	Miami-Dade County Expressway Authority	5.000	07/01/31	1,630,790
500,000	Pinellas County School Board	4.000	07/01/36	597,954
2,180,000	Port St. Lucie Community Redevelopment Agency	5.000	01/01/26	2,556,535
500,000	School District of Broward County	5.000	07/01/31	591,740
75,000	Volusia County Educational Facility Authority	5.000	10/15/25	87,644
540,000	Volusia County Educational Facility Authority	5.000	10/15/32	654,535
	TOTAL FLORIDA			17,558,478

GEORGIA - 4.2%
1,250,000	Brookhaven Development Authority	5.000	07/01/27	1,545,900
1,110,000	Burke County Development Authority	2.250	10/01/32	1,143,061
1,000,000	Dahlonega Downtown Development Authority	4.000	07/01/37	1,122,469
1,250,000	Dahlonega Downtown Development Authority	4.000	07/01/38	1,400,702
1,000,000	Dahlonega Downtown Development Authority	5.000	07/01/39	1,190,279
250,000	Georgia Municipal Association, Inc	5.000	12/01/30	308,355
1,000,000	Glynn-Brunswick Memorial Hospital Authority	5.000	08/01/47	1,172,516
1,020,000	Main Street Natural Gas, Inc	4.000	08/01/49	1,124,030
2,500,000	Municipal Electric Authority of Georgia	5.000	01/01/62	3,034,839
	TOTAL GEORGIA			12,042,151

GUAM - 0.2%
200,000	Port Authority of Guam	5.000	07/01/29	239,079
200,000	Port Authority of Guam	5.000	07/01/30	237,161
	TOTAL GUAM			476,240

HAWAII - 1.4%
1,275,000	City & County of Honolulu HI	5.000	09/01/27	1,585,089
1,000,000	State of Hawaii Airports System Revenue	5.000	07/01/29	1,243,314
1,000,000	State of Hawaii Airports System Revenue	5.000	07/01/41	1,145,215
	TOTAL HAWAII			3,973,618

ILLINOIS - 12.4%
1,500,000	Chicago Board of Education	5.000	12/01/26	1,791,903
1,335,000	Chicago Board of Education	4.000	12/01/27	1,548,233
500,000	Chicago Housing Authority	5.000	01/01/33	592,494
2,000,000	Chicago Midway International Airport	5.000	01/01/26	2,350,931
400,000	Chicago O’Hare International Airport	5.000	01/01/22	404,570
300,000	Chicago O’Hare International Airport	5.000	01/01/28	358,884
1,000,000	Chicago O’Hare International Airport	5.000	01/01/32	1,135,237
300,000	Chicago Transit Authority	5.000	06/01/28	375,940
3,250,000	City of Chicago IL	5.000	01/01/28	3,966,200
1,500,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	1,517,251
500,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	505,750
302

TIAA-CREF FUNDS – 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		City of Chicago IL Wastewater Transmission Revenue	5.000%	01/01/26	$1,178,216
1,250,000		City of Chicago IL, GO	5.000	01/01/29	1,555,171
1,500,000		City of Chicago IL, GO	5.500	01/01/35	1,691,323
650,000		City of Chicago IL, GO	5.500	01/01/37	732,391
500,000		City of Chicago IL, GO	5.500	01/01/42	561,630
150,000		Cook County School District No 78 Rosemont	5.000	12/01/31	197,129
1,750,000		County of Cook IL	5.000	11/15/31	2,078,948
1,160,000		County of Cook IL Sales Tax Revenue	5.000	11/15/36	1,483,217
500,000		Illinois Finance Authority	5.000	11/01/21	501,687
305,000		Metropolitan Pier & Exposition Authority	4.000	06/15/52	341,460
2,000,000		Metropolitan Water Reclamation District of Greater Chicago	5.000	12/01/30	2,428,837
1,500,000		Sales Tax Securitization Corp	5.000	01/01/30	1,835,420
2,000,000		State of Illinois	5.000	06/01/28	2,341,223
1,500,000		State of Illinois	5.000	03/01/37	1,870,858
250,000		Village of Broadview IL	5.000	12/01/28	312,244
200,000		Village of Broadview IL	5.000	12/01/29	249,098
545,000		Village of Broadview IL	5.000	12/01/30	675,514
745,000		Village of Broadview IL	5.000	12/01/33	918,058
		TOTAL ILLINOIS			35,499,817

INDIANA - 0.6%
1,365,000		City of Whiting IN	5.000	12/01/44	1,630,694
		TOTAL INDIANA			1,630,694

IOWA - 0.2%
475,000		Iowa Higher Education Loan Authority	5.000	10/01/27	586,112
		TOTAL IOWA			586,112

KENTUCKY - 1.9%
2,000,000		Kentucky Turnpike Authority	5.000	07/01/26	2,395,684
1,250,000		Paducah Electric Plant Board	5.000	10/01/34	1,494,400
1,250,000		Paducah Electric Plant Board	5.000	10/01/35	1,492,829
		TOTAL KENTUCKY			5,382,913

LOUISIANA - 1.7%
480,000		City of New Orleans LA Sewerage Service Revenue	4.000	06/01/36	560,600
750,000		Louisiana Local Government Environmental Facilities & Community Development Authority	5.000	10/01/27	922,985
500,000		New Orleans Aviation Board	5.000	10/01/33	622,806
1,250,000		St. Tammany Parish Hospital Service District No	5.000	07/01/33	1,528,547
1,000,000		State of Louisiana	5.000	08/01/26	1,206,448
		TOTAL LOUISIANA			4,841,386

MAINE - 0.1%
750,000	†,g,q	Finance Authority of Maine	5.375	12/15/33	412,500
		TOTAL MAINE			412,500
303

TIAA-CREF FUNDS – 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

MARYLAND - 0.8%
$2,000,000	County of Baltimore MD	4.000%	01/01/29	$2,362,355
	TOTAL MARYLAND			2,362,355

MASSACHUSETTS - 1.2%
500,000	Massachusetts Development Finance Agency	5.000	12/01/29	601,867
2,100,000	University of Massachusetts Building Authority	5.000	11/01/29	2,747,213
	TOTAL MASSACHUSETTS			3,349,080

MICHIGAN - 4.0%
500,000	Charlotte Public School District	4.000	05/01/36	610,181
2,000,000	Michigan Finance Authority	5.000	04/01/25	2,306,221
2,000,000	Michigan Finance Authority	5.000	11/15/28	2,409,140
1,650,000	Michigan Finance Authority	5.000	07/01/44	1,709,545
1,750,000	State of Michigan Trunk Line Revenue	5.000	11/15/30	2,334,897
385,000	Wayne County Airport Authority	5.000	12/01/29	487,358
1,250,000	Wayne County Airport Authority	5.000	12/01/29	1,562,823
	TOTAL MICHIGAN			11,420,165

MINNESOTA - 0.9%
1,055,000	City of Minneapolis MN	5.000	11/15/33	1,309,068
70,000	Duluth Economic Development Authority	5.000	02/15/33	84,704
500,000	Northern Municipal Power Agency	5.000	01/01/26	587,962
500,000	Northern Municipal Power Agency	5.000	01/01/28	585,221
	TOTAL MINNESOTA			2,566,955

MISSISSIPPI - 1.3%
1,045,000	Mississippi Development Bank	5.000	03/01/26	1,237,279
1,000,000	Mississippi Development Bank	5.000	06/01/27	1,231,602
1,000,000	Mississippi Development Bank	5.000	03/01/35	1,167,980
	TOTAL MISSISSIPPI			3,636,861

MISSOURI - 2.0%
1,225,000	City of Kansas City MO	5.000	10/01/26	1,435,146
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/26	1,178,012
900,000	Health & Educational Facilities Authority of the State of Missouri	5.000	02/15/28	1,115,295
1,745,000	St. Louis Municipal Finance Corp	5.000	02/15/26	2,059,217
	TOTAL MISSOURI			5,787,670

NEBRASKA - 0.1%
250,000	Omaha Airport Authority	5.000	12/15/22	264,289
	TOTAL NEBRASKA			264,289
304

TIAA-CREF FUNDS – 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

NEVADA - 0.4%
$1,000,000	Las Vegas Redevelopment Agency	5.000%	06/15/26	$1,181,590
	TOTAL NEVADA			1,181,590

NEW HAMPSHIRE - 0.1%
130,000	New Hampshire Business Finance Authority	5.000	04/01/31	163,523
	TOTAL NEW HAMPSHIRE			163,523

NEW JERSEY - 6.0%
350,000	Gloucester County Improvement Authority	5.000	07/01/34	450,800
1,000,000	New Jersey Economic Development Authority	5.000	06/15/27	1,222,580
2,500,000	New Jersey Economic Development Authority	5.000	11/01/35	3,129,437
1,000,000	New Jersey Educational Facilities Authority	5.000	07/01/27	1,191,098
1,000,000	New Jersey Transportation Trust Fund Authority	5.000	06/15/29	1,179,384
765,000	New Jersey Transportation Trust Fund Authority	5.000	12/15/33	948,360
1,120,000	New Jersey Transportation Trust Fund Authority	4.000	06/15/34	1,331,633
4,000,000	New Jersey Transportation Trust Fund Authority	5.000	06/15/34	4,954,072
1,000,000	New Jersey Transportation Trust Fund Authority	4.000	06/15/36	1,175,947
1,025,000	New Jersey Transportation Trust Fund Authority	4.000	06/15/39	1,174,690
500,000	South Jersey Port Corp	5.000	01/01/48	587,445
	TOTAL NEW JERSEY			17,345,446

NEW YORK - 6.1%
1,000,000	Brooklyn Arena Local Development Corp	5.000	07/15/26	1,192,963
1,250,000	Metropolitan Transportation Authority	5.000	11/15/50	1,496,145
160,000	New York City Industrial Development Agency	3.000	01/01/46	167,673
1,750,000	New York State Dormitory Authority	5.000	07/01/33	2,154,278
1,000,000	New York State Urban Development Corp	5.000	03/15/35	1,289,326
375,000	New York Transportation Development Corp	5.000	07/01/30	418,534
1,080,000	New York Transportation Development Corp	4.000	10/01/30	1,260,819
1,000,000	New York Transportation Development Corp	5.000	08/01/31	1,001,994
715,000	New York Transportation Development Corp	5.000	01/01/36	853,993
635,000	New York Transportation Development Corp	5.000	12/01/36	795,589
505,000	New York Transportation Development Corp	5.000	12/01/36	634,639
1,500,000	Port Authority of New York & New Jersey	5.000	07/15/31	1,931,646
1,000,000	Port Authority of New York & New Jersey	4.000	11/01/34	1,177,044
1,000,000	Port Authority of New York & New Jersey	5.000	11/01/35	1,251,108
1,625,000	Port Authority of New York & New Jersey	4.000	07/15/36	1,918,953
	TOTAL NEW YORK			17,544,704

NORTH CAROLINA - 2.1%
1,355,000	County of Duplin NC	5.000	04/01/27	1,595,679
1,000,000	North Carolina Capital Facilities Finance Agency	5.000	05/01/31	1,291,644
1,000,000	North Carolina Medical Care Commission	5.000	12/01/26	1,202,058
210,000	North Carolina Medical Care Commission	4.000	02/01/36	252,319
255,000	North Carolina Medical Care Commission	3.000	07/01/36	271,119
200,000	North Carolina Turnpike Authority	5.000	01/01/22	202,280
305

TIAA-CREF FUNDS – 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		The Charlotte-Mecklenburg Hospital Authority	5.000%	01/15/26	$1,183,743
		TOTAL NORTH CAROLINA			5,998,842

NORTH DAKOTA - 0.4%
1,000,000		North Dakota Housing Finance Agency	2.400	01/01/26	1,052,204
		TOTAL NORTH DAKOTA			1,052,204

OHIO - 2.8%
1,000,000		American Municipal Power, Inc	5.000	02/15/34	1,240,841
1,000,000		City of Cleveland OH Airport System Revenue	5.000	01/01/27	1,209,121
200,000		City of Cleveland OH Income Tax Revenue	5.000	10/01/27	248,099
250,000		City of Cleveland OH Income Tax Revenue	5.000	10/01/28	312,812
240,000		City of Toledo OH	4.000	12/01/29	282,826
250,000		City of Toledo OH	4.000	12/01/30	295,566
200,000		City of Toledo OH	4.000	12/01/31	235,582
1,500,000		County of Miami OH	5.000	08/01/32	1,870,262
725,000		County of Montgomery OH	5.000	08/01/36	942,954
300,000		Lebanon City School District	3.000	12/01/36	329,776
700,000		Miami University	5.000	09/01/28	886,249
175,000		State of Ohio	5.000	01/15/35	220,290
		TOTAL OHIO			8,074,378

OKLAHOMA - 0.9%
750,000		Oklahoma Development Finance Authority	5.000	08/15/28	924,529
1,500,000		Oklahoma Development Finance Authority	5.250	08/15/48	1,807,922
		TOTAL OKLAHOMA			2,732,451

OREGON - 0.8%
3,000,000	†,g,q	Oregon State Business Development Commission	6.500	04/01/31	645,000
1,000,000	†,q	Oregon State Business Development Commission	11.500	04/01/31	215,000
625,000	†,g	Oregon State Business Development Commission	0.000	04/01/37	134,444
1,000,000		Tri-County Metropolitan Transportation District of Oregon	5.000	10/01/28	1,237,069
		TOTAL OREGON			2,231,513

PENNSYLVANIA - 3.4%
1,100,000		Allegheny County Higher Education Building Authority	5.000	03/01/29	1,288,209
480,000		Borough of Columbia PA	4.000	06/15/38	492,941
1,000,000		City of Philadelphia PA	5.000	08/01/26	1,203,807
740,000		Coatesville School District	5.000	08/01/25	861,848
500,000		Lancaster County Career & Technology Center Authority	4.000	02/01/25	556,049
500,000		Lancaster County Career & Technology Center Authority	4.000	02/01/26	569,086
670,000		Lancaster County Career & Technology Center Authority	4.000	02/01/30	780,552
306

TIAA-CREF FUNDS – 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	Pennsylvania Economic Development Financing Authority	5.000%	10/15/34	$658,144
415,000	Pittsburgh Water & Sewer Authority	5.000	09/01/27	512,419
1,500,000	School District of the City of Erie	5.000	04/01/28	1,851,497
915,000	Township of Northampton PA	4.000	05/15/33	1,030,290
	TOTAL PENNSYLVANIA			9,804,842

RHODE ISLAND - 0.3%
825,000	Rhode Island Commerce Corp	5.000	06/15/27	1,012,405
	TOTAL RHODE ISLAND			1,012,405

SOUTH CAROLINA - 0.9%
265,000	City of Rock Hill SC Combined Utility System Revenue	5.000	01/01/27	320,266
170,000	City of Rock Hill SC Combined Utility System Revenue	5.000	01/01/28	210,438
265,000	City of Rock Hill SC Combined Utility System Revenue	5.000	01/01/29	335,229
500,000	South Carolina Public Service Authority	4.000	12/01/37	590,242
890,000	South Carolina Public Service Authority	4.000	12/01/40	1,040,306
	TOTAL SOUTH CAROLINA			2,496,481

TENNESSEE - 1.3%
2,305,000	Metropolitan Nashville Airport Authority	5.000	07/01/35	2,900,223
755,000	Tennessee Energy Acquisition Corp	4.000	11/01/49	846,144
	TOTAL TENNESSEE			3,746,367

TEXAS - 9.5%
350,000	Atascosa County Industrial Development Corp	5.000	12/15/28	414,454
350,000	Atascosa County Industrial Development Corp	5.000	12/15/29	418,541
400,000	Atascosa County Industrial Development Corp	5.000	12/15/30	482,236
1,100,000	Central Texas Regional Mobility Authority	5.000	01/01/27	1,330,033
1,210,000	Central Texas Regional Mobility Authority	5.000	01/01/29	1,494,550
750,000	Central Texas Regional Mobility Authority	4.000	01/01/36	867,233
400,000	City of Austin TX Airport System Revenue	5.000	11/15/27	482,741
900,000	City of Austin TX Airport System Revenue	5.000	11/15/39	1,014,268
1,000,000	City of El Paso TX	4.000	08/15/35	1,182,538
2,000,000	City of El Paso TX Airport Revenue	5.000	08/15/28	2,502,508
1,970,000	City of Houston TX	5.000	03/01/32	2,370,974
3,000,000	City of Houston TX Combined Utility System Revenue	5.000	11/15/29	3,911,345
500,000	County of Galveston TX	4.000	02/01/38	563,974
550,000	Dallas County Utility & Reclamation District	5.000	02/15/26	645,933
150,000	Harris County Toll Road Authority	4.000	08/15/36	180,484
1,000,000	North Texas Tollway Authority	5.000	01/01/30	1,230,361
420,000	Port Freeport TX	5.000	06/01/28	517,805
825,000	Port Freeport TX	5.000	06/01/29	1,010,308
865,000	Port Freeport TX	5.000	06/01/30	1,047,167
935,000	Port Freeport TX	5.000	06/01/32	1,130,258
2,500,000	Texas Private Activity Bond Surface Transportation Corp	5.000	12/31/35	3,127,525
307

TIAA-CREF FUNDS – 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		University of North Texas	5.000%	04/15/27	$1,225,746
		TOTAL TEXAS			27,150,982

UTAH - 1.0%
475,000		Salt Lake City Corp Airport Revenue	5.000	07/01/31	583,997
1,000,000		Salt Lake City Corp Airport Revenue	5.000	07/01/32	1,224,616
1,000,000		Salt Lake City Corp Airport Revenue	5.000	07/01/33	1,221,403
		TOTAL UTAH			3,030,016

VIRGIN ISLANDS - 1.8%
2,000,000	g	Virgin Islands Public Finance Authority	5.000	09/01/25	2,278,770
2,500,000	g	Virgin Islands Public Finance Authority	5.000	09/01/33	2,822,965
		TOTAL VIRGIN ISLANDS			5,101,735

WASHINGTON - 0.6%
500,000		Klickitat County Public Utility District No	5.000	12/01/27	621,113
1,000,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/29	1,204,343
		TOTAL WASHINGTON			1,825,456

WEST VIRGINIA - 1.3%
1,000,000		West Virginia Higher Education Policy Commission	5.000	07/01/27	1,232,293
750,000		West Virginia Hospital Finance Authority	5.000	01/01/29	938,125
1,215,000		West Virginia Hospital Finance Authority	5.000	01/01/30	1,511,154
		TOTAL WEST VIRGINIA			3,681,572

		TOTAL LONG-TERM MUNICIPAL BONDS			278,908,412
		(Cost $265,769,751)

		TOTAL INVESTMENTS - 97.2%			278,908,412
		(Cost $265,769,751)
		OTHER ASSETS & LIABILITIES, NET - 2.8%			7,893,548
		NET ASSETS - 100.0%			$286,801,960

Abbreviation(s):
GO	General Obligation

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2021, the aggregate value of these securities is $7,392,026 or 2.6% of net assets.
q	In default
308

TIAA-CREF FUNDS – Green Bond Fund

TIAA-CREF FUNDS
GREEN BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2021

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.8%

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
$500,000	i	LTR Intermediate Holdings, Inc	LIBOR 1 M + 4.500%	5.500%	05/05/28	$498,750
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				498,750

UTILITIES - 0.9%
488,748	i	Exgen Renewables IV LLC	LIBOR 3 M + 2.500%	3.500	12/15/27	488,137
		TOTAL UTILITIES				488,137

		TOTAL BANK LOAN OBLIGATIONS				986,887
		(Cost $981,541)

BONDS - 95.3%

CORPORATE BONDS - 47.5%

AUTOMOBILES & COMPONENTS - 2.1%
250,000		Dana, Inc		4.250	09/01/30	257,113
550,000	g	Denso Corp		1.239	09/16/26	545,994
350,000	g	Hyundai Capital Services, Inc		1.250	02/08/26	344,612
		TOTAL AUTOMOBILES & COMPONENTS				1,147,719

BANKS - 5.7%
250,000		Bank of America Corp		0.981	09/25/25	250,345
475,000		Bank of America Corp		2.456	10/22/25	496,152
500,000		Citigroup, Inc		1.678	05/15/24	509,726
250,000		Citigroup, Inc		0.776	10/30/24	250,958
250,000		First Abu Dhabi Bank PJSC		3.000	03/30/22	252,971
450,000	g	ING Groep NV		1.400	07/01/26	451,147
250,000	g	Itau Unibanco Holding S.A.		3.875	04/15/31	242,377
250,000		NatWest Group plc		2.359	05/22/24	256,533
200,000	g	Shinhan Financial Group Co Ltd		3.340	02/05/30	208,039
250,000	g	United Overseas Bank Ltd		2.000	10/14/31	249,968
		TOTAL BANKS				3,168,216

CAPITAL GOODS - 1.1%
250,000		Johnson Controls International plc		1.750	09/15/30	242,656
225,000		Xylem, Inc		1.950	01/30/28	226,371
150,000		Xylem, Inc		2.250	01/30/31	150,119
		TOTAL CAPITAL GOODS				619,146

CONSUMER DURABLES & APPAREL - 0.4%
250,000		Whirlpool Corp		2.400	05/15/31	249,954
		TOTAL CONSUMER DURABLES & APPAREL				249,954
309

TIAA-CREF FUNDS – Green Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

CONSUMER SERVICES - 1.8%
$250,000		Conservation Fund		3.474%	12/15/29	$263,883
260,000	i	Nature Conservancy	LIBOR 3 M + 1.080%	1.206	02/01/24	261,210
500,000		Nature Conservancy		1.511	07/01/29	486,231
		TOTAL CONSUMER SERVICES				1,011,324

DIVERSIFIED FINANCIALS - 0.2%
125,000	g	Starwood Property Trust, Inc		5.500	11/01/23	131,123
		TOTAL DIVERSIFIED FINANCIALS				131,123

ENERGY - 1.0%
250,000	g	Renewable Energy Group, Inc		5.875	06/01/28	258,438
270,000	g	Sunnova Energy Corp		5.875	09/01/26	275,062
		TOTAL ENERGY				533,500

FOOD & STAPLES RETAILING - 0.5%
250,000		SYSCO Corp		2.400	02/15/30	253,751
		TOTAL FOOD & STAPLES RETAILING				253,751

FOOD, BEVERAGE & TOBACCO - 1.0%
250,000	g	NBM US Holdings, Inc		6.625	08/06/29	274,502
250,000		PepsiCo, Inc		2.875	10/15/49	254,664
		TOTAL FOOD, BEVERAGE & TOBACCO				529,166

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
250,000		Stanford Health Care		3.027	08/15/51	259,017
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				259,017

MATERIALS - 2.5%
250,000	g	Celulosa Arauco y Constitucion S.A.		5.150	01/29/50	283,127
525,000	g	Inversiones CMPC S.A.		4.375	04/04/27	579,338
500,000	g	LG Chem Ltd		3.625	04/15/29	547,562
		TOTAL MATERIALS				1,410,027

MEDIA & ENTERTAINMENT - 0.5%
260,000		Smithsonian Institution		2.645	09/01/39	263,111
		TOTAL MEDIA & ENTERTAINMENT				263,111

REAL ESTATE - 4.3%
250,000		Equinix, Inc		1.000	09/15/25	246,566
300,000		Federal Realty Investment Trust		1.250	02/15/26	297,426
250,000	g	HAT Holdings I LLC		6.000	04/15/25	261,250
250,000	g	HAT Holdings I LLC		3.375	06/15/26	253,750
250,000	g	HAT Holdings I LLC		3.750	09/15/30	252,500
250,000		Kilroy Realty LP		2.500	11/15/32	246,148
250,000		UDR, Inc		1.900	03/15/33	232,178
275,000		Vornado Realty LP		2.150	06/01/26	279,312
275,000		Vornado Realty LP		3.400	06/01/31	284,569
		TOTAL REAL ESTATE				2,353,699

RETAILING - 1.0%
575,000		Walmart, Inc		1.800	09/22/31	570,061
		TOTAL RETAILING				570,061
310

TIAA-CREF FUNDS – Green Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
$250,000	g	NXP BV	3.400%	05/01/30	$271,364
275,000	g	SK Hynix, Inc	2.375	01/19/31	266,921
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			538,285

SOFTWARE & SERVICES - 0.5%
300,000		Mastercard, Inc	1.900	03/15/31	301,016
		TOTAL SOFTWARE & SERVICES			301,016

TECHNOLOGY HARDWARE & EQUIPMENT - 2.0%
500,000		Apple, Inc	3.000	06/20/27	547,372
250,000	g	HP, Inc	2.650	06/17/31	247,524
300,000	g	New York State Electric & Gas Corp	2.150	10/01/31	295,991
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,090,887

UTILITIES - 21.5%
300,000		AES Corp	1.375	01/15/26	296,062
350,000		AES Corp	2.450	01/15/31	345,185
250,000	g	AES Gener S.A.	6.350	10/07/79	264,442
270,000	g	Atlantica Sustainable Infrastructure plc	4.125	06/15/28	279,045
600,000		Avangrid, Inc	3.200	04/15/25	639,017
300,000	g	Clearway Energy Operating LLC	4.750	03/15/28	317,580
225,000	g	Clearway Energy Operating LLC	3.750	02/15/31	225,562
215,000	g	Consorcio Transmantaro SA	4.700	04/16/34	238,381
248,125	g	Continuum Energy Levanter Pte Ltd	4.500	02/09/27	256,809
250,000		Dominion Energy, Inc	2.250	08/15/31	249,213
500,000		Duke Energy Florida LLC	2.500	12/01/29	517,141
250,000	g	EDP Finance BV	1.710	01/24/28	245,691
250,000	g	Electricite de France S.A.	3.625	10/13/25	271,766
250,000		Evergy, Inc	2.550	07/01/26	262,769
500,000		Georgia Power Co	3.250	04/01/26	535,941
250,000	g	Hanwha Energy USA Holdings Corp	2.375	07/30/22	253,478
300,000	g	India Cleantech Energy	4.700	08/10/26	303,597
500,000	g	Liberty Utilities Finance GP	2.050	09/15/30	483,768
250,000		MidAmerican Energy Co	3.100	05/01/27	271,844
600,000		MidAmerican Energy Co	3.650	08/01/48	673,196
550,000	g	Niagara Mohawk Power Corp	1.960	06/27/30	534,141
250,000		NorthWestern Corp	4.176	11/15/44	288,161
500,000		PacifiCorp	2.900	06/15/52	486,572
100,000	g	Pattern Energy Operations LP	4.500	08/15/28	104,250
529,000		Public Service Co of Colorado	3.700	06/15/28	588,829
250,000		Public Service Co of Colorado	3.200	03/01/50	264,946
350,000		San Diego Gas & Electric Co	2.950	08/15/51	346,850
229,000		Southern Power Co	2.500	12/15/21	229,575
500,000		Southwestern Public Service Co	3.150	05/01/50	523,913
221,675	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	253,818
343,740	g	Topaz Solar Farms LLC	4.875	09/30/39	370,564
275,000		Tucson Electric Power Co	1.500	08/01/30	260,160
197,194	g	UEP Penonome II S.A.	6.500	10/01/38	205,577
500,000		Union Electric Co	2.625	03/15/51	473,807
		TOTAL UTILITIES			11,861,650

		TOTAL CORPORATE BONDS			26,291,652
		(Cost $25,582,837)
311

TIAA-CREF FUNDS – Green Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

GOVERNMENT BONDS - 27.5%

AGENCY SECURITIES - 2.2%
$231,987		Overseas Private Investment Corp (OPIC)	1.790%	10/15/29	$238,879
231,987		OPIC	2.360	10/15/29	244,530
250,000		United States International Development Finance Corp	1.650	04/15/28	254,714
231,987		United States International Development Finance Corp	1.050	10/15/29	231,641
250,000		United States International Development Finance Corp	1.630	07/15/38	249,212
		TOTAL AGENCY SECURITIES			1,218,976

FOREIGN GOVERNMENT BONDS - 14.2%
625,000		African Development Bank	3.000	12/06/21	628,106
300,000	g	Arab Petroleum Investments Corp	1.483	10/06/26	300,105
500,000		Asian Development Bank	1.875	08/10/22	507,430
579,000		Asian Development Bank	1.750	08/14/26	598,437
750,000		Asian Development Bank	3.125	09/26/28	840,891
250,000	g	CDP Financial, Inc	1.000	05/26/26	249,469
250,000		Chile Government International Bond	3.500	01/25/50	249,625
200,000	g	Egypt Government International Bond	5.250	10/06/25	204,205
250,000		European Bank for Reconstruction & Development	1.625	09/27/24	257,627
250,000		European Investment Bank	0.625	10/21/27	241,573
250,000		European Investment Bank	1.625	10/09/29	253,872
1,500,000		European Investment Bank	0.750	09/23/30	1,404,360
500,000		International Bank for Reconstruction & Development	2.125	03/03/25	523,999
500,000		International Bank for Reconstruction & Development	3.125	11/20/25	547,366
235,000	g	Korea Electric Power Corp	1.125	06/15/25	233,738
250,000		North American Development Bank	2.400	10/26/22	255,104
300,000	g	Perusahaan Penerbit SBSN Indonesia III	3.750	03/01/23	312,876
250,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	270,037
		TOTAL FOREIGN GOVERNMENT BONDS			7,878,820

MORTGAGE BACKED - 0.9%
250,000	i	Federal National Mortgage Association (FNMA)	1.561	11/25/30	247,074
250,000	i	FNMA	1.250	01/25/31	241,471
		TOTAL MORTGAGE BACKED			488,545

MUNICIPAL BONDS - 10.2%
180,000	g	California Municipal Finance Authority	6.375	11/15/48	191,790
300,000		City of Cleveland OH Income Tax Revenue	3.072	10/01/41	302,733
600,000		Grant County Public Utility District No 2	1.544	01/01/23	608,773
250,000		Grant County Public Utility District No 2	3.210	01/01/40	261,061
235,000		Great Lakes Water Authority Sewage Disposal System Revenue	3.056	07/01/39	248,902
100,000		Klickitat County Public Utilities	3.688	12/01/38	106,280
500,000		Metropolitan Transportation Authority	5.175	11/15/49	682,407
170,000		Morris County Improvement Authority	1.298	06/15/27	169,564
210,000		Mount Shasta Public Financing Authority	3.000	08/01/35	227,091
220,000		Mount Shasta Public Financing Authority	2.625	08/01/36	229,612
120,000		Mount Shasta Public Financing Authority	2.625	08/01/37	124,888
160,000		Mount Shasta Public Financing Authority	2.750	08/01/38	166,980
312

TIAA-CREF FUNDS – Green Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$165,000		Mount Shasta Public Financing Authority		2.750%	08/01/39	$171,782
65,000		New York State Energy Research & Development Authority		4.577	04/01/35	69,848
105,000		New York State Environmental Facilities Corp		2.506	11/15/22	106,923
125,000		New York Transportation Development Corp		1.360	12/01/21	125,180
500,000	g	Ohio Air Quality Development Authority		4.500	01/15/48	578,533
250,000	g	Pennsylvania Economic Development Financing Authority		10.000	12/01/29	252,791
500,000	i	State of California	LIBOR 1 M + 0.780%	0.863	04/01/47	500,201
500,000	g	Warm Springs Reservation Confederated Tribe		2.800	11/01/22	506,325
		TOTAL MUNICIPAL BONDS				5,631,664

		TOTAL GOVERNMENT BONDS				15,218,005
		(Cost $14,759,434)

STRUCTURED ASSETS - 20.3%

ASSET BACKED - 13.3%
250,000	g,i	BFLD Trust	LIBOR 1 M + 2.100%	2.184	10/15/35	251,551
		Series - 2020 EYP (Class C)
96,076	g	GoodLeap Sustainable Home Solutions Trust		2.100	05/20/48	95,683
		Series - 2021 3CS (Class A)
350,000	g	GoodLeap Sustainable Home Solutions Trust		1.930	07/20/48	347,031
		Series - 2021 4GS (Class A)
156,463	g	HERO Funding Trust		4.050	09/20/41	163,686
		Series - 2016 1A (Class A)
244,577	g	HERO Funding Trust		3.910	09/20/42	252,228
		Series - 2016 3A (Class A2)
145,452	g	HERO Funding Trust		4.290	09/20/47	150,146
		Series - 2016 4A (Class A2)
67,314	g	HERO Funding Trust		4.460	09/20/47	71,719
		Series - 2017 1A (Class A2)
159,061	g	HERO Funding Trust		3.190	09/20/48	165,214
		Series - 2017 3A (Class A1)
320,508	g	HERO Funding Trust		3.950	09/20/48	338,321
		Series - 2017 3A (Class A2)
177,204	g	HERO Funding Trust		2.720	09/20/57	180,250
		Series - 2020 1A (Class A)
207,647	g	Loanpal Solar Loan Ltd		2.290	01/20/48	209,805
		Series - 2021 1GS (Class A)
244,996	†,g	Mosaic Solar Loan Trust		0.000	04/20/46	207,021
		Series - 2020 1A (Class R)
171,067	g	Mosaic Solar Loan Trust		2.100	04/20/46	173,255
		Series - 2020 1A (Class A)
194,635	g	Mosaic Solar Loan Trust		1.440	08/20/46	191,831
		Series - 2020 2A (Class A)
214,392	g	Mosaic Solar Loan Trust		2.050	12/20/46	214,478
		Series - 2021 1A (Class B)
420,000	g	Mosaic Solar Loan Trust		1.440	06/20/52	411,050
		Series - 2021 3A (Class A)
229,636	g	Renew		2.060	11/20/56	229,627
		Series - 2021 1 (Class A)
59,105	g	SolarCity LMC		4.800	09/20/48	60,117
		Series - 2016 A (Class A)
313

TIAA-CREF FUNDS – Green Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$234,292	g	Sunrun Athena Issuer LLC		5.310%	04/30/49	$259,094
		Series - 2018 1 (Class A)
477,701	g	Sunrun Atlas Issuer LLC		3.610	02/01/55	507,334
		Series - 2019 2 (Class A)
410,547	g	Sunrun Callisto Issuer LLC		3.980	06/30/54	438,347
		Series - 2019 1A (Class A)
243,965	†,g	Sunrun Vulcan Issuer LLC		2.460	01/30/52	246,750
		Series - 2021 1A (Class A)
44,421	g	Tesla Auto Lease Trust		2.130	04/20/22	44,527
		Series - 2019 A (Class A2)
250,000	g	Tesla Auto Lease Trust		2.160	10/20/22	252,190
		Series - 2019 A (Class A3)
250,000	g	Tesla Auto Lease Trust		2.200	11/21/22	253,888
		Series - 2019 A (Class A4)
250,000	g	Tesla Auto Lease Trust		0.780	12/20/23	251,461
		Series - 2020 A (Class A4)
250,000	g	Tesla Auto Lease Trust		0.560	03/20/25	250,509
		Series - 2021 A (Class A3)
300,000	g	Tesla Auto Lease Trust		0.600	09/22/25	299,437
		Series - 2021 B (Class A3)
576,817	g	Vivint Colar Financing V LLC		7.370	04/30/48	610,129
		Series - 2018 1A (Class B)
240,228	g	Vivint Solar Financing VII LLC		2.210	07/31/51	237,302
		Series - 2020 1A (Class A)
		TOTAL ASSET BACKED				7,363,981

OTHER MORTGAGE BACKED - 7.0%
250,000	g,i	Alen Mortgage Trust	LIBOR 1 M + 1.650%	1.734	04/15/34	250,401
		Series - 2021 ACEN (Class B)
100,000	g	BBCMS Trust		4.498	08/10/35	111,816
		Series - 2015 SRCH (Class B)
500,000	g	COMM Mortgage Trust		3.178	02/10/35	530,314
		Series - 2015 3BP (Class A)
500,000	g	CPT Mortgage Trust		2.865	11/13/39	527,059
		Series - 2019 CPT (Class A)
170,461	g	JP Morgan Chase Commercial Mortgage Securities Trust		3.093	07/05/32	172,909
		Series - 2012 HSBC (Class A)
500,000	g,i	Manhattan West		2.413	09/10/39	507,938
		Series - 2020 1MW (Class B)
250,000	g,i	Morgan Stanley Capital I Trust		2.509	04/05/42	239,606
		Series - 2020 CNP (Class C)
500,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 2.750%	2.834	07/15/36	499,851
		Series - 2019 MILE (Class D)
250,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 4.250%	4.334	07/15/36	248,463
		Series - 2019 MILE (Class F)
11,470,000	g,i	NYC Commercial Mortgage Trust		0.333	04/10/43	242,959
		Series - 2021 909 (Class X)
500,000	g	One Bryant Park Trust		2.516	09/15/54	514,594
		Series - 2019 OBP (Class A)
		TOTAL OTHER MORTGAGE BACKED				3,845,910

		TOTAL STRUCTURED ASSETS				11,209,891
		(Cost $10,969,629)

		TOTAL BONDS				52,719,548
		(Cost $51,311,900)
314

TIAA-CREF FUNDS – Green Bond Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

PREFERRED STOCKS - 2.6%

REAL ESTATE - 0.9%
10,000		Brookfield Property Partners LP			$234,700
10,000		Brookfield Property Partners LP			252,400
		TOTAL REAL ESTATE			487,100

UTILITIES - 1.7%
20,000		Brookfield Infrastructure Partners LP			511,000
16,000		Brookfield Renewable Partners LP			422,400
		TOTAL UTILITIES			933,400

		TOTAL PREFERRED STOCKS			1,420,500
		(Cost $1,400,000)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENT - 0.2%
$110,000	r	Fixed Income Clearing Corp (FICC)	0.010%	10/01/21	110,000
		TOTAL REPURCHASE AGREEMENT			110,000

		TOTAL SHORT-TERM INVESTMENTS			110,000
		(Cost $110,000)

		TOTAL INVESTMENTS - 99.9%			55,236,935
		(Cost $53,803,441)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			43,906
		NET ASSETS - 100.0%			$55,280,841

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/21, the aggregate value of these securities is $25,158,818 or 45.5% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r	Agreement with Fixed Income Clearing Corp (FICC), 0.010% dated 9/30/21 to be repurchased at $110,000 on 10/1/21, collateralized by U.S. Treasury Notes valued at $112,246.
315

TIAA-CREF FUNDS – High-Yield Fund

TIAA-CREF FUNDS

HIGH-YIELD FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2021

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 13.7%

AUTOMOBILES & COMPONENTS - 0.8%
$13,952,633	i	Clarios Global LP	LIBOR 1 M + 3.250%	3.334%	04/30/26	$13,882,870
9,238,293	i	Gates Global LLC	LIBOR 1 M + 2.500%	3.250	03/31/27	9,218,707
4,975,000	i	Truck Hero, Inc	LIBOR 1 M + 3.250%	4.000	01/31/28	4,961,518
		TOTAL AUTOMOBILES & COMPONENTS				28,063,095

CAPITAL GOODS - 0.2%
12,791	i	Vertiv Group Corp	LIBOR 1 M + 2.750%	2.830	03/02/27	12,706
9,131,000	i	White Cap Buyer LLC	LIBOR 1 M + 4.000%	4.500	10/19/27	9,151,727
		TOTAL CAPITAL GOODS				9,164,433

COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
5,461,099	i	Amentum Government Services Holdings LLC	LIBOR 1 M + 3.500%	3.584	01/29/27	5,447,446
12,663,927	i	GFL Environmental, Inc	LIBOR 3 M + 3.000%	3.500	05/30/25	12,679,757
14,147,114	i	Intrado Corp	LIBOR 3 M + 4.000%	5.000	10/10/24	13,924,580
19,575,938	i	Spin Holdco, Inc	LIBOR 3 M + 4.000%	4.750	03/01/28	19,622,724
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				51,674,507

CONSUMER SERVICES - 0.6%
9,935,388	i	ClubCorp Holdings, Inc	LIBOR 3 M + 2.750%	2.882	09/18/24	9,318,598
5,000,000	i	Hilton Grand Vacations Borrower LLC	LIBOR 1 M + 3.000%	3.500	08/02/28	5,011,250
7,443,750	i	IRB Holding Corp	LIBOR 3 M + 3.250%	4.250	12/15/27	7,453,055
		TOTAL CONSUMER SERVICES				21,782,903

ENERGY - 0.1%
4,078,125	i	ChampionX Holding, Inc	LIBOR 3 M + 5.000%	6.000	06/03/27	4,139,297
		TOTAL ENERGY				4,139,297

FOOD, BEVERAGE & TOBACCO - 0.8%
8,068,500	i	Chobani LLC	LIBOR 1 M + 3.500%	4.500	10/20/27	8,080,038
19,629,000	i	Triton Water Holdings, Inc	LIBOR 3 M + 3.500%	4.000	03/31/28	19,592,294
		TOTAL FOOD, BEVERAGE & TOBACCO				27,672,332

HEALTH CARE EQUIPMENT & SERVICES - 2.0%
4,949,367	i	Agiliti Health, Inc	LIBOR 1 M + 2.750%	2.875	01/05/26	4,918,434
9,948,052	i	Air Methods Corp	LIBOR 3 M + 3.500%	4.500	04/22/24	9,856,331
5,905,462	i	Da Vinci Purchaser Corp	LIBOR 1 M + 4.000%	5.000	01/08/27	5,925,777
16,138,407	i	RegionalCare Hospital Partners Holdings, Inc	LIBOR 1 M + 3.750%	3.834	11/16/25	16,108,228
21,049,222	i	Surgery Center Holdings, Inc	LIBOR 1 M + 3.750%	4.500	09/03/26	21,069,639
15,765,735	i	Verscend Holding Corp	LIBOR 1 M + 4.000%	4.084	08/27/25	15,778,820
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				73,657,229

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
7,443,750	i	Kronos Acquisition Holdings, Inc	LIBOR 1 M + 3.750%	4.250	12/22/26	7,252,371
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				7,252,371
316

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

INSURANCE - 0.6%
$12,078,784	i	Acrisure LLC	LIBOR 3 M + 3.500%	3.632%	02/15/27	$11,955,460
4,492,156	i	Alliant Holdings Intermediate LLC	LIBOR 1 M + 3.750%	4.250	11/05/27	4,493,413
4	i	HUB International Ltd	LIBOR 3 M + 3.250%	4.000	04/25/25	4
4,678,789	i	USI, Inc	LIBOR 3 M + 3.250%	3.382	12/02/26	4,645,148
		TOTAL INSURANCE				21,094,025

MATERIALS - 0.2%
8,330,000	h,i	Sylvamo Corp	LIBOR 1 M + 4.500%	5.000	09/13/28	8,298,763
		TOTAL MATERIALS				8,298,763

MEDIA & ENTERTAINMENT - 1.3%
9,974,145	i	Abe Investment Holdings	LIBOR 1 M + 4.500%	4.625	02/19/26	9,959,583
14,842,464	i	Arches Buyer, Inc	LIBOR 1 M + 3.250%	3.750	12/06/27	14,759,050
4,997,262	i	Cablevision Lightpath LLC	LIBOR 1 M + 3.250%	3.750	11/30/27	5,001,010
14,836,018	i	Clear Channel Outdoor Holdings, Inc	LIBOR 3 M + 3.500%	3.629	08/21/26	14,515,708
2,704,563	i	Radiate Holdco LLC	LIBOR 1 M + 3.500%	4.250	09/25/26	2,700,668
		TOTAL MEDIA & ENTERTAINMENT				46,936,019

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
6,293,375	i	Avantor, Inc	LIBOR 1 M + 2.250%	2.750	11/08/27	6,301,242
7,492,452	i	Bausch Health Americas, Inc	LIBOR 1 M + 3.000%	3.085	06/02/25	7,481,213
19,945,013	i	Jazz Financing Lux Sarl	LIBOR 1 M + 3.500%	4.000	05/05/28	19,967,550
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				33,750,005

REAL ESTATE - 0.1%
4,375,555	i	Cushman & Wakefield plc	LIBOR 1 M + 2.750%	2.834	08/21/25	4,332,893
		TOTAL REAL ESTATE				4,332,893

RETAILING - 0.8%
14,710,000	i	Jo-Ann Stores LLC	LIBOR 1 M + 4.750%	5.500	07/07/28	14,283,410
6,864,795	i	Michaels Cos, Inc	LIBOR 3 M + 4.250%	5.000	04/08/28	6,867,884
9,652,813	i	Staples, Inc	LIBOR 3 M + 5.000%	5.126	04/16/26	9,187,740
		TOTAL RETAILING				30,339,034

SOFTWARE & SERVICES - 2.3%
13,927,091	i	Blackboard, Inc	LIBOR 3 M + 6.000%	7.000	06/28/24	13,989,763
4,664,750	i	Camelot US Acquisition	LIBOR 1 M + 3.000%	4.000	10/31/26	4,674,966
21,800,325	i	Dun & Bradstreet Corp	LIBOR 1 M + 3.250%	3.336	02/06/26	21,773,074
14,958,951	i	Finastra USA, Inc	LIBOR 3 M + 3.500%	4.500	06/13/24	14,829,556
9,950,000	i	Greeneden US Holdings II LLC	LIBOR 1 M + 4.000%	4.750	12/01/27	9,980,248
14,825,500	i	Rackspace Technology Global, Inc	LIBOR 3 M + 2.750%	3.500	02/03/28	14,712,678
3,000,000	h,i	Rocket Software, Inc	LIBOR 1 M + 4.250%	4.750	11/28/25	2,986,260
		TOTAL SOFTWARE & SERVICES				82,946,545

TELECOMMUNICATION SERVICES - 1.1%
14,923,858	i	CommScope, Inc	LIBOR 1 M + 3.250%	3.334	04/06/26	14,833,718
9,925,000	i	GCI LLC	LIBOR 1 M + 2.750%	3.500	10/15/25	9,906,440
14,897,370	i	Syniverse Holdings, Inc	LIBOR 3 M + 5.000%	6.000	03/09/23	14,885,899
		TOTAL TELECOMMUNICATION SERVICES				39,626,057
317

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

TRANSPORTATION - 0.3%
$12,785,000	i	Air Canada	LIBOR 3 M + 3.500%	4.250%	08/11/28	$12,827,574
		TOTAL TRANSPORTATION				12,827,574

		TOTAL BANK LOAN OBLIGATIONS				503,557,082
		(Cost $501,039,866)

BONDS - 81.4%

CORPORATE BONDS - 81.4%

AUTOMOBILES & COMPONENTS - 3.4%
14,950,000	g	Adient Global Holdings Ltd		4.875	08/15/26	15,305,361
4,973,000	g	Clarios Global LP		6.750	05/15/25	5,246,515
6,695,000		Dana, Inc		5.375	11/15/27	7,054,856
10,150,000		Ford Motor Co		9.000	04/22/25	12,205,680
5,825,000		Ford Motor Co		9.625	04/22/30	8,245,142
22,075,000	g	Gates Global LLC		6.250	01/15/26	22,902,812
6,815,000	g	Goodyear Tire & Rubber Co		5.000	07/15/29	7,232,419
15,000,000		Goodyear Tire & Rubber Co		5.250	04/30/31	16,119,750
6,245,000	g	Goodyear Tire & Rubber Co		5.250	07/15/31	6,650,925
1,100,000	g,o	IHO Verwaltungs GmbH		4.750	09/15/26	1,127,500
19,800,000	g,o	IHO Verwaltungs GmbH		6.375	05/15/29	21,606,750
		TOTAL AUTOMOBILES & COMPONENTS				123,697,710

CAPITAL GOODS - 1.6%
9,519,000	g	H&E Equipment Services, Inc		3.875	12/15/28	9,481,876
945,000	g,h	Roller Bearing Co of America, Inc		4.375	10/15/29	968,625
8,950,000	g	Rolls-Royce plc		5.750	10/15/27	9,889,750
12,250,000		TransDigm UK Holdings plc		6.875	05/15/26	12,877,812
2,000,000	g	TransDigm, Inc		8.000	12/15/25	2,132,500
4,000,000		TransDigm, Inc		7.500	03/15/27	4,190,000
4,940,000	g	Univar Solutions USA, Inc		5.125	12/01/27	5,186,753
4,260,000	g	WESCO Distribution, Inc		7.125	06/15/25	4,545,974
7,560,000	g	WESCO Distribution, Inc		7.250	06/15/28	8,372,700
		TOTAL CAPITAL GOODS				57,645,990

COMMERCIAL & PROFESSIONAL SERVICES - 5.0%
5,245,000	g	ADT Corp		4.875	07/15/32	5,290,894
13,105,000	g	ADT Security Corp		4.125	08/01/29	13,024,934
13,500,000		AECOM		5.125	03/15/27	14,951,250
6,100,000	g	Allied Universal Holdco LLC		6.625	07/15/26	6,449,408
21,000,000	g	Allied Universal Holdco LLC		4.625	06/01/28	20,967,450
6,785,000	g	ASGN, Inc		4.625	05/15/28	7,022,475
1,515,000	g	GFL Environmental, Inc		4.250	06/01/25	1,562,344
7,850,000	g	GFL Environmental, Inc		3.750	08/01/25	8,075,687
1,960,000	g	GFL Environmental, Inc		5.125	12/15/26	2,058,216
6,500,000	g	GFL Environmental, Inc		4.750	06/15/29	6,678,750
10,000,000	g	Pitney Bowes, Inc		6.875	03/15/27	10,525,000
10,000,000	g	Pitney Bowes, Inc		7.250	03/15/29	10,512,500
25,075,000	g	Prime Security Services Borrower LLC		5.750	04/15/26	27,125,142
318

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$5,325,000	g	Prime Security Services Borrower LLC	3.375%	08/31/27	$5,108,698
18,100,000	g	Prime Security Services Borrower LLC	6.250	01/15/28	18,711,418
6,750,000	g	Science Applications International Corp	4.875	04/01/28	6,975,787
4,200,000		United Rentals North America, Inc	4.875	01/15/28	4,440,408
14,618,000	g	WASH Multifamily Acquisition, Inc	5.750	04/15/26	15,264,481
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			184,744,842

CONSUMER DURABLES & APPAREL - 1.2%
15,700,000	g	Academy Ltd	6.000	11/15/27	16,956,000
10,085,000		KB Home	6.875	06/15/27	12,051,575
8,000,000		M/I Homes, Inc	4.950	02/01/28	8,370,000
8,260,000	g	Wolverine World Wide, Inc	4.000	08/15/29	8,342,600
		TOTAL CONSUMER DURABLES & APPAREL			45,720,175

CONSUMER SERVICES - 4.4%
8,950,000	g	Carnival Corp	7.625	03/01/26	9,554,125
23,825,000	g	Carnival Corp	5.750	03/01/27	24,629,094
16,845,000	g	Carnival Corp	4.000	08/01/28	17,013,450
5,163,000	g	Cedar Fair LP	5.500	05/01/25	5,363,066
5,675,000	g	Churchill Downs, Inc	4.750	01/15/28	5,937,469
4,270,000	g	Constellation Merger Sub, Inc	8.500	09/15/25	4,141,900
9,135,000	g	Hilton Grand Vacations Borrower Escrow LLC	5.000	06/01/29	9,317,700
10,270,000	g	International Game Technology plc	6.500	02/15/25	11,460,806
3,880,000	g	International Game Technology plc	4.125	04/15/26	4,032,756
4,650,000	g	International Game Technology plc	6.250	01/15/27	5,254,500
2,025,000	g	International Game Technology plc	5.250	01/15/29	2,164,259
16,300,000	g	Life Time, Inc	5.750	01/15/26	16,870,500
11,425,000	g	Live Nation Entertainment, Inc	6.500	05/15/27	12,567,500
8,715,000	g	Marriott Ownership Resorts, Inc	4.500	06/15/29	8,823,937
10,000,000	g	Penn National Gaming, Inc	5.625	01/15/27	10,300,000
5,265,000	g	RLJ Lodging Trust LP	4.000	09/15/29	5,256,787
9,650,000	g	Scientific Games International, Inc	5.000	10/15/25	9,927,438
		TOTAL CONSUMER SERVICES			162,615,287

DIVERSIFIED FINANCIALS - 5.1%
9,447,000	g	Compass Group Diversified Holdings LLC	5.250	04/15/29	9,883,924
20,400,000		Ford Motor Credit Co LLC	4.063	11/01/24	21,450,396
10,000,000		Ford Motor Credit Co LLC	3.375	11/13/25	10,275,000
5,000,000		Ford Motor Credit Co LLC	5.113	05/03/29	5,587,500
10,000,000		Icahn Enterprises LP	4.750	09/15/24	10,400,000
9,700,000		Icahn Enterprises LP	5.250	05/15/27	10,063,750
15,375,000		Icahn Enterprises LP	4.375	02/01/29	15,355,781
10,845,000	g	LCM Investments Holdings II LLC	4.875	05/01/29	11,127,729
4,600,000	g	LPL Holdings, Inc	4.625	11/15/27	4,772,500
14,300,000	g	LPL Holdings, Inc	4.375	05/15/31	14,925,625
8,000,000		Navient Corp	6.125	03/25/24	8,566,000
5,000,000		Navient Corp	6.750	06/25/25	5,462,500
10,000,000		Navient Corp	4.875	03/15/28	10,081,300
13,465,000		OneMain Finance Corp	3.500	01/15/27	13,471,059
10,650,000		OneMain Finance Corp	4.000	09/15/30	10,596,750
10,675,000		Springleaf Finance Corp	6.125	03/15/24	11,406,238
10,960,000		Springleaf Finance Corp	5.375	11/15/29	11,878,996
		TOTAL DIVERSIFIED FINANCIALS			185,305,048
319

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

ENERGY - 16.2%
$8,375,000		AmeriGas Partners LP	5.875%	08/20/26	$9,463,750
8,900,000	g	Antero Midstream Partners LP	7.875	05/15/26	9,731,705
13,075,000	g	Antero Midstream Partners LP	5.750	03/01/27	13,507,129
9,625,000	g	Antero Midstream Partners LP	5.750	01/15/28	9,973,906
5,000,000	e	Antero Resources Corp	5.000	03/01/25	5,121,250
5,455,000	g	Antero Resources Corp	5.375	03/01/30	5,744,933
9,550,000	g	Archrock Partners LP	6.875	04/01/27	10,027,500
11,681,000	g	Archrock Partners LP	6.250	04/01/28	12,080,782
6,200,000	e	Calumet Specialty Products Partners LP	7.750	04/15/23	6,145,750
6,000,000	g	Calumet Specialty Products Partners LP	11.000	04/15/25	6,495,000
6,620,000	g	Cheniere Energy Partners LP	3.250	01/31/32	6,641,846
9,000,000		Cheniere Energy, Inc	4.625	10/15/28	9,483,750
1,335,279	†,o	Cloud Peak Energy, Inc	12.000	05/01/25	901,140
6,050,000		Crestwood Midstream Partners LP	5.750	04/01/25	6,178,562
5,700,000	g	Crestwood Midstream Partners LP	5.625	05/01/27	5,866,440
11,775,000	g	DT Midstream, Inc	4.125	06/15/29	11,940,556
2,975,000	g	DT Midstream, Inc	4.375	06/15/31	3,064,250
2,932,000	g	Energean Israel Finance Ltd	4.500	03/30/24	2,991,678
1,630,000	g	Energean Israel Finance Ltd	4.875	03/30/26	1,670,822
1,630,000	g	Energean Israel Finance Ltd	5.375	03/30/28	1,666,694
5,079,000	g	Energean Israel Finance Ltd	5.875	03/30/31	5,219,734
7,000,000		Energy Transfer LP	6.500	N/A‡	7,289,590
1,569,000	g	EnLink Midstream LLC	5.625	01/15/28	1,670,577
5,168,000		EnLink Midstream Partners LP	4.150	06/01/25	5,325,779
5,000,000		EnLink Midstream Partners LP	4.850	07/15/26	5,248,500
4,400,000	g	EQM Midstream Partners LP	6.000	07/01/25	4,823,280
7,200,000	g	EQM Midstream Partners LP	6.500	07/01/27	8,098,200
4,250,000	g	EQM Midstream Partners LP	4.500	01/15/29	4,409,375
5,125,000	g	EQM Midstream Partners LP	4.750	01/15/31	5,330,102
20,285,000	g	Ferrellgas Escrow LLC	5.375	04/01/26	19,826,458
22,178,000	g	Ferrellgas Escrow LLC	5.875	04/01/29	21,512,660
9,400,000		Genesis Energy LP	6.500	10/01/25	9,353,000
15,000,000		Genesis Energy LP	6.250	05/15/26	14,728,050
6,175,000		Genesis Energy LP	7.750	02/01/28	6,169,195
8,825,000	g	Hess Midstream Operations LP	5.625	02/15/26	9,155,937
4,340,000	g	Hilcorp Energy I LP	5.750	02/01/29	4,459,350
4,291,000	g	Hilcorp Energy I LP	6.000	02/01/31	4,409,003
18,425,000	g	MEG Energy Corp	5.875	02/01/29	18,839,563
8,750,000	g	Moss Creek Resources Holdings, Inc	10.500	05/15/27	8,705,200
4,800,000		Murphy Oil Corp	5.750	08/15/25	4,954,656
13,482,000		Murphy Oil Corp	5.875	12/01/27	14,031,392
728,334	†	Navajo Transitional Energy Co LLC	9.000	10/24/24	473,417
14,075,000	g	New Fortress Energy, Inc	6.500	09/30/26	13,459,219
8,750,000	g	NGL Energy Operating LLC	7.500	02/01/26	8,914,063
2,775,000		NuStar Logistics LP	5.750	10/01/25	2,990,063
2,275,000		NuStar Logistics LP	6.375	10/01/30	2,502,500
5,000,000		Occidental Petroleum Corp	6.950	07/01/24	5,650,000
10,000,000		Occidental Petroleum Corp	8.000	07/15/25	11,940,000
13,775,000		Occidental Petroleum Corp	5.875	09/01/25	15,438,331
767,000		Occidental Petroleum Corp	5.500	12/01/25	849,452
280,000		Occidental Petroleum Corp	5.550	03/15/26	310,800
320

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$310,000		Occidental Petroleum Corp	3.000%	02/15/27	$309,761
10,000,000		Occidental Petroleum Corp	8.500	07/15/27	12,524,300
17,875,000		Occidental Petroleum Corp	6.375	09/01/28	20,913,750
4,700,000		Occidental Petroleum Corp	3.500	08/15/29	4,780,464
11,800,000		Occidental Petroleum Corp	8.875	07/15/30	16,029,474
700,000	e	Occidental Petroleum Corp	6.125	01/01/31	840,333
10,000,000		Occidental Petroleum Corp	6.450	09/15/36	12,581,250
336,000		Occidental Petroleum Corp	6.200	03/15/40	395,707
516,000		Occidental Petroleum Corp	6.600	03/15/46	647,583
1,479,000		Occidental Petroleum Corp	4.400	04/15/46	1,475,081
1,364,000		Occidental Petroleum Corp	4.200	03/15/48	1,306,030
678,000		Occidental Petroleum Corp	4.400	08/15/49	665,287
6,658,000	g	Parkland Corp	4.500	10/01/29	6,748,549
6,975,000	g	Parkland Fuel Corp	5.875	07/15/27	7,393,500
3,325,000	g	PBF Holding Co LLC	9.250	05/15/25	3,150,438
2,375,000		Range Resources Corp	4.875	05/15/25	2,507,525
15,000,000		Range Resources Corp	9.250	02/01/26	16,350,750
1,900,000	e	SM Energy Co	6.750	09/15/26	1,940,451
7,500,000		SM Energy Co	6.625	01/15/27	7,690,725
1,200,000	e	SM Energy Co	6.500	07/15/28	1,242,384
4,750,000	e	Southwestern Energy Co	7.750	10/01/27	5,131,425
8,175,000		Suburban Propane Partners LP	5.875	03/01/27	8,522,438
1,800,000	g	Suburban Propane Partners LP	5.000	06/01/31	1,867,500
5,000,000		Sunoco LP	6.000	04/15/27	5,206,250
4,527,000		Sunoco LP	4.500	05/15/29	4,591,596
4,836,000	g	Superior Plus LP	4.500	03/15/29	4,993,170
2,025,000		Targa Resources Partners LP	6.500	07/15/27	2,183,416
10,000,000		Targa Resources Partners LP	5.000	01/15/28	10,500,000
6,125,000		Targa Resources Partners LP	4.875	02/01/31	6,607,344
18,000,000		USA Compression Partners LP	6.875	04/01/26	18,741,632
2,650,000		USA Compression Partners LP	6.875	09/01/27	2,805,290
5,000,000		Western Gas Partners LP	3.950	06/01/25	5,283,825
5,000,000		Western Midstream Operating LP	4.350	02/01/25	5,276,050
8,575,000		Western Midstream Operating LP	5.300	02/01/30	9,475,375
		TOTAL ENERGY			595,463,542

FOOD & STAPLES RETAILING - 0.5%
1,325,000	g	Albertsons Cos LLC	5.875	02/15/28	1,411,125
5,900,000	g	Albertsons Cos, Inc	4.875	02/15/30	6,357,250
10,665,000	g	Performance Food Group, Inc	4.250	08/01/29	10,691,663
		TOTAL FOOD & STAPLES RETAILING			18,460,038

FOOD, BEVERAGE & TOBACCO - 1.6%
13,325,000	g	Chobani LLC	4.625	11/15/28	13,758,063
7,775,000		Kraft Heinz Foods Co	3.875	05/15/27	8,489,621
1,675,000		Kraft Heinz Foods Co	4.375	06/01/46	1,905,848
8,050,000	g	Lamb Weston Holdings, Inc	4.875	11/01/26	8,247,386
10,284,000	g	Post Holdings, Inc	4.625	04/15/30	10,363,495
16,125,000	g	Primo Water Holdings, Inc	4.375	04/30/29	16,082,269
		TOTAL FOOD, BEVERAGE & TOBACCO			58,846,682

HEALTH CARE EQUIPMENT & SERVICES - 6.0%
4,000,000	g	180 Medical, Inc	3.875	10/15/29	4,035,000
321

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$8,575,000	g	AMN Healthcare Services, Inc	4.625%	10/01/27	$8,896,562
7,175,000		Centene Corp	4.625	12/15/29	7,819,315
5,000,000		Centene Corp	3.000	10/15/30	5,125,000
2,725,000	g	CHS/Community Health Systems Inc	6.125	04/01/30	2,647,951
2,275,000	g	CHS/Community Health Systems Inc	5.625	03/15/27	2,382,221
800,000	g	CHS/Community Health Systems Inc	6.000	01/15/29	848,000
11,675,000	g	CHS/Community Health Systems Inc	6.875	04/15/29	11,702,436
1,925,000	g	CHS/Community Health Systems Inc	4.750	02/15/31	1,937,031
7,625,000	g	CHS/Community Health Systems, Inc	6.625	02/15/25	7,977,656
2,500,000	g	CHS/Community Health Systems, Inc	8.000	03/15/26	2,651,187
3,850,000	g	CHS/Community Health Systems, Inc	8.000	12/15/27	4,196,500
17,815,000	g	DaVita, Inc	4.625	06/01/30	18,324,702
8,100,000		Encompass Health Corp	4.500	02/01/28	8,363,250
15,000,000	g	Global Medical Response, Inc	6.500	10/01/25	15,506,250
3,500,000	g,h	HealthEquity, Inc	4.500	10/01/29	3,552,500
15,000,000	g	LifePoint Health, Inc	4.375	02/15/27	14,962,500
10,725,000	g	LifePoint Health, Inc	5.375	01/15/29	10,430,063
18,130,000	g,h	Mozart Debt Merger Sub, Inc	3.875	04/01/29	18,130,000
4,340,000	g,h	Mozart Debt Merger Sub, Inc	5.250	10/01/29	4,340,000
11,000,000	g	MPH Acquisition Holdings LLC	5.500	09/01/28	10,969,750
11,250,000	e,g	MPH Acquisition Holdings LLC	5.750	11/01/28	10,597,275
7,275,000		MPT Operating Partnership LP	4.625	08/01/29	7,806,075
5,404,000		Tenet Healthcare Corp	4.625	07/15/24	5,485,060
7,500,000	g	Tenet Healthcare Corp	4.625	06/15/28	7,771,200
12,050,000	g	Tenet Healthcare Corp	6.125	10/01/28	12,658,224
10,000,000	g	Tenet Healthcare Corp	4.250	06/01/29	10,150,000
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			219,265,708

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
23,200,000	g	Coty, Inc	5.000	04/15/26	23,699,496
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			23,699,496

INSURANCE - 1.0%
18,513,000	g	Acrisure LLC	4.250	02/15/29	18,304,729
11,725,000	g	Alliant Holdings Intermediate LLC	4.250	10/15/27	11,842,250
5,085,000	g	AmWINS Group, Inc	4.875	06/30/29	5,156,444
		TOTAL INSURANCE			35,303,423

MATERIALS - 6.8%
2,270,000		Allegheny Technologies, Inc	4.875	10/01/29	2,278,512
1,620,000		Allegheny Technologies, Inc	5.125	10/01/31	1,632,474
5,000,000	g	Ardagh Metal Packaging Finance USA LLC	3.250	09/01/28	4,987,500
7,225,000	g	Ardagh Metal Packaging Finance USA LLC	4.000	09/01/29	7,306,281
7,075,000	g	Berry Global, Inc	5.625	07/15/27	7,476,223
8,654,000	g	Cleveland-Cliffs, Inc	9.875	10/17/25	9,930,465
6,385,000	g	Consolidated Energy Finance S.A.	5.625	10/15/28	6,385,000
9,325,000	g	Constellium SE	3.750	04/15/29	9,081,804
3,000,000	g	First Quantum Minerals Ltd	7.500	04/01/25	3,077,490
4,750,000	g	First Quantum Minerals Ltd	6.875	03/01/26	4,940,000
3,100,000		Freeport-McMoRan, Inc	5.400	11/14/34	3,723,875
9,250,000		Freeport-McMoRan, Inc	5.450	03/15/43	11,389,062
6,650,000	g	GCP Applied Technologies, Inc	5.500	04/15/26	6,799,625
322

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$6,825,000		H.B. Fuller Co	4.250%	10/15/28	$6,944,437
12,250,000	g	James Hardie International Finance DAC	5.000	01/15/28	12,862,500
6,746,000	g	Joseph T Ryerson & Son, Inc	8.500	08/01/28	7,479,627
12,500,000	g	Nova Chemicals Corp	4.875	06/01/24	13,062,500
5,916,000	g	OCI NV	5.250	11/01/24	6,085,198
10,689,000	g	OCI NV	4.625	10/15/25	11,223,450
8,450,000		Olin Corp	5.125	09/15/27	8,777,438
24,490,000	g,h	Olympus Water US Holding Corp	4.250	10/01/28	24,134,283
7,110,000	g	Pactiv Evergreen Group Issuer, Inc	4.375	09/30/28	7,136,663
9,850,000	g	Rayonier AM Products, Inc	7.625	01/15/26	10,453,313
6,975,000	g	Standard Industries, Inc	5.000	02/15/27	7,192,969
12,190,000	g	SunCoke Energy, Inc	4.875	06/30/29	12,144,288
7,000,000	g	Trinseo Materials Operating S.C.A	5.375	09/01/25	7,105,000
13,112,000	g	Tronox, Inc	4.625	03/15/29	13,046,440
10,280,000	g	Unifrax Escrow Issuer Corp	5.250	09/30/28	10,408,500
3,500,000	g	Unifrax Escrow Issuer Corp	7.500	09/30/29	3,586,695
8,025,000	g	WR Grace Holdings LLC	5.625	08/15/29	8,265,830
		TOTAL MATERIALS			248,917,442

MEDIA & ENTERTAINMENT - 8.5%
9,250,000	g	Altice Financing S.A.	5.000	01/15/28	8,919,081
8,860,000	g	Arches Buyer, Inc	4.250	06/01/28	8,983,021
5,000,000	g	CCO Holdings LLC	5.000	02/01/28	5,219,500
5,000,000	g	CCO Holdings LLC	5.375	06/01/29	5,400,000
12,250,000	g	CCO Holdings LLC	4.500	08/15/30	12,638,570
19,025,000	g	CCO Holdings LLC	4.250	02/01/31	19,355,084
10,800,000		CCO Holdings LLC	4.500	05/01/32	11,124,000
11,475,000	g	Cinemark USA, Inc	8.750	05/01/25	12,306,937
11,115,000	g	Cinemark USA, Inc	5.250	07/15/28	10,948,275
5,000,000	g	Clear Channel Worldwide Holdings, Inc	5.125	08/15/27	5,174,050
10,850,000	g	CSC Holdings LLC	5.500	04/15/27	11,295,935
14,250,000	g	CSC Holdings LLC	7.500	04/01/28	15,401,075
6,725,000	g	CSC Holdings LLC	5.750	01/15/30	6,837,476
8,600,000	g	CSC Holdings LLC	4.625	12/01/30	8,152,585
4,400,000	g	CSC Holdings LLC	3.375	02/15/31	4,092,000
8,175,000	g	Diamond Sports Group LLC	5.375	08/15/26	5,395,500
15,900,000	g	DIRECTV Holdings LLC	5.875	08/15/27	16,595,625
8,500,000		DISH DBS Corp	7.750	07/01/26	9,598,412
9,400,000		DISH DBS Corp	7.375	07/01/28	9,968,465
10,125,000		DISH DBS Corp	5.125	06/01/29	9,920,374
9,900,000	g	Gray Television, Inc	4.750	10/15/30	9,726,750
3,225,000		Lamar Media Corp	3.750	02/15/28	3,317,171
9,375,000		Lamar Media Corp	4.875	01/15/29	9,937,500
14,650,000	g	LCPR Senior Secured Financing DAC	5.125	07/15/29	15,088,767
6,117,000	g	News Corp	3.875	05/15/29	6,285,218
8,640,000	g	Premier Entertainment Sub LLC	5.625	09/01/29	8,726,400
8,640,000	g	Premier Entertainment Sub LLC	5.875	09/01/31	8,728,966
7,100,000	g	Sirius XM Radio, Inc	3.125	09/01/26	7,197,625
5,450,000	g	Sirius XM Radio, Inc	4.000	07/15/28	5,541,969
12,425,000		TEGNA, Inc	4.625	03/15/28	12,702,699
17,575,000	g	Univision Communications, Inc	4.500	05/01/29	17,860,594
9,325,000	g	Virgin Media Secured Finance plc	5.500	05/15/29	9,828,550
		TOTAL MEDIA & ENTERTAINMENT			312,268,174

323

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.0%
$10,795,000	g	Avantor Funding, Inc	4.625%	07/15/28	$11,361,737
15,000,000	g	Bausch Health Cos, Inc	5.000	01/30/28	14,230,800
9,350,000	g	Bausch Health Cos, Inc	4.875	06/01/28	9,688,938
10,000,000	g	Bausch Health Cos, Inc	5.250	01/30/30	9,325,000
10,125,000	g	Emergent BioSolutions, Inc	3.875	08/15/28	9,846,563
6,952,000	g	Endo Luxembourg Finance Co I Sarl	6.125	04/01/29	6,952,000
5,000,000	g	Horizon Pharma USA, Inc	5.500	08/01/27	5,300,000
5,700,000	g	Jazz Securities DAC	4.375	01/15/29	5,906,910
20,725,000	g	Organon Finance LLC	4.125	04/30/28	21,139,500
23,650,000	g	Organon Finance LLC	5.125	04/30/31	24,840,777
8,000,000	g	Par Pharmaceutical, Inc	7.500	04/01/27	8,150,000
4,750,000	g	Valeant Pharmaceuticals International, Inc	9.000	12/15/25	5,013,506
4,750,000	g	Valeant Pharmaceuticals International, Inc	9.250	04/01/26	5,072,881
8,235,000	g	VRX Escrow Corp	6.125	04/15/25	8,405,053
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			145,233,665

REAL ESTATE - 3.4%
8,925,000	g	Cushman & Wakefield US Borrower LLC	6.750	05/15/28	9,683,625
6,250,000		Diversified Healthcare Trust	4.375	03/01/31	6,045,233
7,250,000	g	HAT Holdings I LLC	6.000	04/15/25	7,576,250
19,915,000	g	HAT Holdings I LLC	3.375	06/15/26	20,213,725
4,776,000	g	Howard Hughes Corp	4.125	02/01/29	4,781,970
5,099,000	g	Howard Hughes Corp	4.375	02/01/31	5,129,135
12,000,000	g	Hunt Cos, Inc	5.250	04/15/29	11,760,000
13,425,000	g	Iron Mountain, Inc	4.875	09/15/27	13,937,566
12,050,000		iStar, Inc	4.750	10/01/24	12,742,875
8,472,000		Kennedy-Wilson, Inc	4.750	03/01/29	8,620,260
11,771,000		Kennedy-Wilson, Inc	5.000	03/01/31	12,035,848
4,495,000	g	RLJ Lodging Trust LP	3.750	07/01/26	4,517,475
7,635,000	g	Uniti Group LP	4.750	04/15/28	7,797,244
		TOTAL REAL ESTATE			124,841,206

RETAILING - 1.9%
7,050,000	g	Group 1 Automotive, Inc	4.000	08/15/28	7,173,375
6,650,000		L Brands, Inc	5.250	02/01/28	7,334,950
7,250,000	g	L Brands, Inc	6.625	10/01/30	8,228,750
490,000	g	LCM Investments Holdings II LLC	4.875	05/01/29	502,774
8,830,000	g	Lithia Motors, Inc	4.625	12/15/27	9,293,575
17,587,000	g	Magic Mergeco, Inc	5.250	05/01/28	18,140,991
5,000,000	g	Magic Mergeco, Inc	7.875	05/01/29	5,196,125
15,000,000	g	Staples, Inc	7.500	04/15/26	15,213,375
		TOTAL RETAILING			71,083,915

SOFTWARE & SERVICES - 0.8%
6,150,000	g	Camelot Finance S.A.	4.500	11/01/26	6,388,312
7,175,000	g	Clarivate Science Holdings Corp	3.875	07/01/28	7,175,000
6,525,000	g	j2 Global, Inc	4.625	10/15/30	6,932,813
8,250,000	g	Rackspace Technology Global, Inc	3.500	02/15/28	7,963,065
		TOTAL SOFTWARE & SERVICES			28,459,190
324

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
$10,700,000	g	Ahead DB Holdings LLC	6.625%	05/01/28	$10,780,250
9,175,000	e	Diebold Nixdorf, Inc	8.500	04/15/24	9,369,969
9,150,000	g	Diebold Nixdorf, Inc	9.375	07/15/25	10,013,577
53,520,000	g	Imola Merger Corp	4.750	05/15/29	55,367,435
5,725,000	g	NCR Corp	5.000	10/01/28	5,849,862
5,761,000	g	Viasat, Inc	5.625	09/15/25	5,838,383
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			97,219,476

TELECOMMUNICATION SERVICES - 3.9%
4,023,000	g	Altice France S.A.	7.375	05/01/26	4,174,265
8,675,000	g	Altice France S.A.	8.125	02/01/27	9,334,300
23,000,000	g	Altice France S.A.	5.125	07/15/29	22,550,925
9,160,000	g,h	Altice France S.A.	5.500	10/15/29	9,067,324
20,775,000	g	Avaya, Inc	6.125	09/15/28	21,844,289
11,125,000	g	Cogent Communications Group, Inc	3.500	05/01/26	11,277,969
6,825,000	g	Level 3 Financing, Inc	4.250	07/01/28	6,877,757
10,450,000		Sprint Corp	7.625	02/15/25	12,215,841
9,500,000		Sprint Corp	7.625	03/01/26	11,511,387
4,475,000	g	Switch Ltd	4.125	06/15/29	4,592,469
20,315,000	g	Vmed O2 UK Financing I plc	4.750	07/15/31	20,755,429
10,600,000	g	Zayo Group Holdings, Inc	4.000	03/01/27	10,549,438
		TOTAL TELECOMMUNICATION SERVICES			144,751,393

TRANSPORTATION - 1.2%
4,025,000	g	Air Canada	3.875	08/15/26	4,061,426
11,950,000	g	Cargo Aircraft Management, Inc	4.750	02/01/28	12,356,300
7,115,000	g	First Student Bidco, Inc	4.000	07/31/29	7,017,169
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	2,340,000
9,450,000	g	Mileage Plus Holdings LLC	6.500	06/20/27	10,276,119
3,550,000	g	United Airlines, Inc	4.375	04/15/26	3,643,187
3,550,000	g	United Airlines, Inc	4.625	04/15/29	3,668,748
		TOTAL TRANSPORTATION			43,362,949

UTILITIES - 1.6%
6,474,000	g	Calpine Corp	5.250	06/01/26	6,659,998
7,400,000	g	Clearway Energy Operating LLC	4.750	03/15/28	7,833,640
5,100,000	g	Clearway Energy Operating LLC	3.750	01/15/32	5,093,625
10,000,000		Edison International	5.375	N/A‡	10,340,500
5,750,000	g	NextEra Energy Operating Partners LP	4.250	07/15/24	6,087,813
482,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	508,510
10,000,000	g	TerraForm Power Operating LLC	5.000	01/31/28	10,737,500
12,480,000	g	TerraForm Power Operating LLC	4.750	01/15/30	13,057,200
		TOTAL UTILITIES			60,318,786

		TOTAL CORPORATE BONDS			2,987,224,137
		(Cost $2,881,868,330)

		TOTAL BONDS			2,987,224,137
		(Cost $2,881,868,330)
325

TIAA-CREF FUNDS – High-Yield Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

COMMON STOCKS - 0.0%

ENERGY - 0.0%
7,963	*,†	Cloud Peak Energy, Inc			$79
		TOTAL ENERGY			79

		TOTAL COMMON STOCKS			79
		(Cost $0)

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
1,264,286	†	Spectacle Bidco Holding, Inc			12,643
		TOTAL ENERGY			12,643

		TOTAL RIGHTS / WARRANTS			12,643
		(Cost $13,191,909)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 7.0%

GOVERNMENT AGENCY DEBT - 4.5%
$17,840,000		Federal Home Loan Bank (FHLB)	0.000%	10/15/21	17,839,861
48,000,000		FHLB	0.000	10/20/21	47,999,494
29,530,000		FHLB	0.000	10/22/21	29,529,655
5,583,000		FHLB	0.000	10/25/21	5,582,926
37,680,000		FHLB	0.000	10/27/21	37,679,456
10,000,000		FHLB	0.000	11/05/21	9,999,611
9,038,000		FHLB	0.000	11/10/21	9,037,599
9,381,000		Tennessee Valley Authority (TVA)	0.000	10/06/21	9,380,974
		TOTAL GOVERNMENT AGENCY DEBT			167,049,576

REPURCHASE AGREEMENT - 1.7%
61,460,000	r	Fixed Income Clearing Corp (FICC)	0.010	10/01/21	61,460,000
		TOTAL REPURCHASE AGREEMENT			61,460,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
28,424,688	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030		28,424,688
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			28,424,688

		TOTAL SHORT-TERM INVESTMENTS			256,934,264
		(Cost $256,933,330)

		TOTAL INVESTMENTS - 102.1%			3,747,728,205
		(Cost $3,653,033,435)
		OTHER ASSETS & LIABILITIES, NET - (2.1)%			(75,859,810)
		NET ASSETS - 100.0%			$3,671,868,395

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
326

TIAA-CREF FUNDS – High-Yield Fund

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $28,417,544.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2021, the aggregate value of these securities is $2,174,522,520 or 59.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond
r	Agreement with Fixed Income Clearing Corp (FICC), 0.010% dated 9/30/21 to be repurchased at $61,460,000 on 10/1/21, collateralized by U.S. Treasury Notes valued at $62,689,289.

327

TIAA-CREF FUNDS – Inflation-Linked Bond Fund

TIAA-CREF FUNDS
INFLATION-LINKED BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2021

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 99.3%

GOVERNMENT BONDS - 99.3%

AGENCY SECURITIES - 0.4%
$1,626,707		HNA LLC	2.369%	09/18/27	$1,700,436
8,600,000		Montefiore Medical Center	2.895	04/20/32	9,342,073
2,960,526		Reliance Industries Ltd	2.444	01/15/26	3,072,456
		TOTAL AGENCY SECURITIES			14,114,965

MORTGAGE BACKED - 2.5%
10,238,506		Government National Mortgage Association (GNMA)	3.600	09/15/31	10,801,930
5,210,081		GNMA	3.700	10/15/33	5,569,862
1,516,594		GNMA	3.380	07/15/35	1,601,732
1,438,529		GNMA	3.870	10/15/36	1,545,539
5,222,224		GNMA	3.940	03/15/37	5,618,695
19,269,253		GNMA	1.730	07/15/37	19,319,446
21,924,692		GNMA	4.250	09/15/38	23,519,531
13,603,581		GNMA	1.650	07/15/42	13,399,109
13,355,164		GNMA	2.750	01/15/45	14,220,818
		TOTAL MORTGAGE BACKED			95,596,662

U.S. TREASURY SECURITIES - 96.4%
88,020,116	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	90,140,393
148,947,494	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	153,984,168
133,163,057	k	United States Treasury Inflation Indexed Bonds	0.625	04/15/23	139,335,720
140,036,326	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	147,530,457
167,631,053	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	178,847,927
62,793,020	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	67,058,530
155,400,969	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	165,902,675
95,526,730	k	United States Treasury Inflation Indexed Bonds	0.125	10/15/24	102,191,211
127,610,142	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	137,096,162
116,491,745	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	133,718,265
32,810,185	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/25	35,197,895
151,898,321	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	165,745,198
118,174,876	k	United States Treasury Inflation Indexed Bonds	0.125	10/15/25	127,867,370
164,433,736	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	181,487,314
54,473,895	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	63,524,505
39,337,923	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/26	42,583,814
107,740,440	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	117,528,266
123,656,162	k	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	136,516,081
51,133,386	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	62,203,964
99,128,762	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/27	110,269,131
141,958,189	k	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	158,924,781
75,002,905	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	90,244,706
58,697,638	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	78,472,551
328

TIAA-CREF FUNDS – Inflation-Linked Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$76,924,852	k	United States Treasury Inflation Indexed Bonds	0.750%	07/15/28	$88,073,948
93,750,378	k	United States Treasury Inflation Indexed Bonds	0.875	01/15/29	108,314,646
46,639,093	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	59,733,262
77,930,542	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	108,695,856
55,991,689	k	United States Treasury Inflation Indexed Bonds	0.250	07/15/29	62,288,566
62,772,151	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/30	68,958,641
111,270,463	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/30	122,704,662
81,788,460	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/31	89,759,640
37,987,439	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/31	41,828,226
105,674,387	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	154,612,085
10,484,300	k	United States Treasury Inflation Indexed Bonds	0.125	02/15/51	11,483,039
		TOTAL U.S. TREASURY SECURITIES			3,602,823,655

		TOTAL GOVERNMENT BONDS			3,712,535,282
		(Cost $3,461,112,494)

		TOTAL BONDS			3,712,535,282
		(Cost $3,461,112,494)

SHORT-TERM INVESTMENTS - 0.6%

GOVERNMENT AGENCY DEBT - 0.2%
3,920,000		Federal Home Loan Bank (FHLB)	0.000	10/27/21	3,919,943
5,177,000		Tennessee Valley Authority (TVA)	0.000	10/06/21	5,176,986
		TOTAL GOVERNMENT AGENCY DEBT			9,096,929

REPURCHASE AGREEMENT - 0.4%
12,885,000	r	Fixed Income Clearing Corp (FICC)	0.010	10/01/21	12,885,000
		TOTAL REPURCHASE AGREEMENT			12,885,000

		TOTAL SHORT-TERM INVESTMENTS			21,981,929
		(Cost $21,981,870)

		TOTAL INVESTMENTS - 99.9%			3,734,517,211
		(Cost $3,483,094,364)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			3,726,789
		NET ASSETS - 100.0%			$3,738,244,000

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r	Agreement with Fixed Income Clearing Corp (FICC), 0.010% dated 9/30/21 to be repurchased at $12,885,000 on 10/1/21, collateralized by U.S. Treasury Notes valued at $13,142,759.
329

TIAA-CREF FUNDS – Inflation-Linked Bond Fund

Futures contracts outstanding as of September 30, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US Ultra Bond (CBT)	(50)	12/21/21	$(9,801,858)	$(9,553,125)	$248,733
330

TIAA-CREF FUNDS – Short Duration Impact Bond Fund

TIAA-CREF FUNDS

SHORT DURATION IMPACT BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2021

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 2.7%

COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
$500,000	i	LTR Intermediate Holdings, Inc	LIBOR 1 M + 4.500%	5.500%	05/05/28	$498,750
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				498,750

UTILITIES - 1.3%
488,748	i	Exgen Renewables IV LLC	LIBOR 3 M + 2.500%	3.500	12/15/27	488,137
		TOTAL UTILITIES				488,137

		TOTAL BANK LOAN OBLIGATIONS				986,887
		(Cost $981,541)

BONDS - 92.5%

CORPORATE BONDS - 39.1%

AUTOMOBILES & COMPONENTS - 1.6%
250,000	g	Denso Corp		1.239	09/16/26	248,179
350,000	g	Hyundai Capital Services, Inc		1.250	02/08/26	344,612
		TOTAL AUTOMOBILES & COMPONENTS				592,791

BANKS - 11.0%
250,000		Bank of America Corp		0.981	09/25/25	250,345
250,000	i	Bank of America Corp	SOFR + 0.970%	1.020	07/22/27	254,790
250,000		Citigroup, Inc		1.678	05/15/24	254,863
250,000		Citigroup, Inc		0.776	10/30/24	250,959
500,000	i	Citigroup, Inc	LIBOR 3 M + 1.250%	1.381	07/01/26	515,846
500,000		HSBC Holdings plc		3.033	11/22/23	514,176
225,000		JPMorgan Chase & Co		0.563	02/16/25	224,066
250,000		Lloyds Banking Group plc		4.500	11/04/24	274,526
250,000		NatWest Group plc		2.359	05/22/24	256,533
300,000	g,i	UBS AG.	SOFR + 0.450%	0.500	08/09/24	302,220
500,000	g,i	UniCredit S.p.A	LIBOR 3 M + 3.900%	4.033	01/14/22	504,713
400,000	g	USAA Capital Corp		1.500	05/01/23	407,024
		TOTAL BANKS				4,010,061

CAPITAL GOODS - 0.7%
250,000	g,i	Siemens Financieringsmaatschappij NV	SOFR + 0.430%	0.480	03/11/24	252,115
		TOTAL CAPITAL GOODS				252,115

CONSUMER SERVICES - 2.2%
550,000		Nature Conservancy		0.467	07/01/23	546,804
260,000	i	Nature Conservancy	LIBOR 3 M + 1.080%	1.206	02/01/24	261,210
		TOTAL CONSUMER SERVICES				808,014
331

TIAA-CREF FUNDS – Short Duration Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

DIVERSIFIED FINANCIALS - 6.9%
$250,000		Century Housing Corp		3.995%	11/01/21	$249,983
250,000		Goldman Sachs Group, Inc		0.855	02/12/26	247,592
500,000		Morgan Stanley		0.791	01/22/25	499,978
250,000		Morgan Stanley		0.985	12/10/26	245,560
260,000	g	NongHyup Bank		1.250	07/20/25	258,864
250,000		Reinvestment Fund, Inc		3.477	02/15/23	256,350
250,000		Unilever Capital Corp		0.626	08/12/24	250,396
250,000	g	WLB Asset II B Pte Ltd		3.950	12/10/24	249,380
250,000	g	WLB Asset II Pte Ltd		4.000	01/14/24	253,806
		TOTAL DIVERSIFIED FINANCIALS				2,511,909

ENERGY - 2.0%
250,000	g	Aker BP ASA		2.875	01/15/26	264,212
150,000		EQT Corp		6.625	02/01/25	171,683
270,000	g	Sunnova Energy Corp		5.875	09/01/26	275,063
		TOTAL ENERGY				710,958

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.0%
1,075,000	g,i	Roche Holdings, Inc	SOFR + 0.240%	0.290	03/05/24	1,077,556
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				1,077,556

REAL ESTATE - 1.5%
300,000		Federal Realty Investment Trust		1.250	02/15/26	297,426
250,000	g	HAT Holdings I LLC		3.375	06/15/26	253,750
		TOTAL REAL ESTATE				551,176

TELECOMMUNICATION SERVICES - 0.7%
250,000	i	Verizon Communications, Inc	SOFR + 0.790%	0.840	03/20/26	254,230
		TOTAL TELECOMMUNICATION SERVICES				254,230

TRANSPORTATION - 1.3%
235,052		Delta Air Lines, Inc		2.000	06/10/28	233,834
272,892		Delta Air Lines, Inc		2.500	06/10/28	274,275
		TOTAL TRANSPORTATION				508,109

UTILITIES - 8.2%
300,000		AES Corp		1.375	01/15/26	296,062
250,000	i	Atmos Energy Corp	LIBOR 3 M + 0.380%	0.496	03/09/23	250,034
300,000		Avangrid, Inc		3.200	04/15/25	319,509
600,000	i	CenterPoint Energy Resources Corp	LIBOR 3 M + 0.500%	0.620	03/02/23	600,095
250,000	g	Hanwha Energy USA Holdings Corp		2.375	07/30/22	253,478
300,000	g	India Cleantech Energy		4.700	08/10/26	303,597
300,000	g	Korea Hydro & Nuclear Power Co Ltd		3.750	07/25/23	317,176
300,000		National Fuel Gas Co		5.500	01/15/26	345,555
300,000		OGE Energy Corp		0.703	05/26/23	300,025
		TOTAL UTILITIES				2,985,531

		TOTAL CORPORATE BONDS				14,262,450
		(Cost $14,069,239)
332

TIAA-CREF FUNDS – Short Duration Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

GOVERNMENT BONDS - 33.7%

AGENCY SECURITIES - 5.9%
$250,000		Federal Home Loan Mortgage Corp (FHLMC)		0.375%	05/05/23	$250,497
250,000		FHLMC		1.500	02/12/25	257,203
500,000		Federal National Mortgage Association (FNMA)		0.250	07/10/23	499,882
231,987		Overseas Private Investment Corp (OPIC)		1.790	10/15/29	238,879
240,280	†	Thirax LLC		0.968	01/14/33	236,622
231,987		United States International Development Finance Corp		1.050	10/15/29	231,641
250,000		US Department of Housing and Urban Development (HUD)		2.618	08/01/23	259,911
169,709	i	Washington Aircraft 2 Co Ltd	LIBOR 3 M + 0.430%	0.562	06/26/24	169,991
		TOTAL AGENCY SECURITIES				2,144,626

FOREIGN GOVERNMENT BONDS - 7.7%
250,000	g	BNG Bank NV		3.125	11/08/21	250,709
500,000	g	European Stability Mechanism		1.375	09/11/24	511,086
250,000		International Bank for Reconstruction & Development		0.625	04/22/25	249,159
500,000	g	International Development Association		2.750	04/24/23	519,089
235,000	g	Korea Electric Power Corp		1.125	06/15/25	233,738
250,000		Kreditanstalt fuer Wiederaufbau		2.000	11/30/21	250,748
250,000	g	Nederlandse Waterschapsbank NV		1.750	01/15/25	258,523
500,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	521,460
		TOTAL FOREIGN GOVERNMENT BONDS				2,794,512

MORTGAGE BACKED - 0.3%
71,059		Federal National Mortgage Association (FNMA)		2.500	08/01/36	74,044
42,539		Government National Mortgage Association (GNMA)		4.000	12/20/44	46,455
		TOTAL MORTGAGE BACKED				120,499

MUNICIPAL BONDS - 7.3%
90,000	g	California Municipal Finance Authority		4.250	11/01/23	90,252
700,000		City of Detroit MI		1.817	04/01/22	702,235
200,000		City of Detroit MI		2.189	04/01/24	201,428
150,000	i	Connecticut Housing Finance Authority	SOFR + 0.650%	0.700	05/15/49	150,030
95,000		County of Saline AR		3.550	06/01/42	97,421
120,000		Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project		1.794	01/01/22	120,447
650,000		Morris County Improvement Authority		0.468	06/15/23	651,681
330,000		New York State Energy Research & Development Authority		1.624	10/01/22	330,452
125,000		New York Transportation Development Corp		1.360	12/01/21	125,179
200,000	g	Warm Springs Reservation Confederated Tribe		3.050	11/01/24	205,787
		TOTAL MUNICIPAL BONDS				2,674,912

U.S. TREASURY SECURITIES - 12.5%
285,000		United States Treasury Note		1.625	12/31/21	286,111
860,000		United States Treasury Note		0.125	06/30/22	860,269
835,000		United States Treasury Note		0.125	10/31/22	835,098
1,500,000		United States Treasury Note		2.625	12/31/23	1,576,348
995,000		United States Treasury Note		0.375	09/15/24	990,724
		TOTAL U.S. TREASURY SECURITIES				4,548,550

		TOTAL GOVERNMENT BONDS				12,283,099
		(Cost $12,105,293)
333

TIAA-CREF FUNDS – Short Duration Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

STRUCTURED ASSETS - 19.7%

ASSET BACKED - 16.6%
$350,000	g	GoodLeap Sustainable Home Solutions Trust		1.930%	07/20/48	$347,031
		Series - 2021 4GS (Class A)
156,463	g	HERO Funding Trust		4.050	09/20/41	163,686
		Series - 2016 1A (Class A)
244,577	g	HERO Funding Trust		3.910	09/20/42	252,228
		Series - 2016 3A (Class A2)
177,204	g	HERO Funding Trust		2.720	09/20/57	180,250
		Series - 2020 1A (Class A)
171,067	g	Mosaic Solar Loan Trust		2.100	04/20/46	173,255
		Series - 2020 1A (Class A)
389,270	g	Mosaic Solar Loan Trust		1.440	08/20/46	383,663
		Series - 2020 2A (Class A)
420,000	g	Mosaic Solar Loan Trust		1.440	06/20/52	411,049
		Series - 2021 3A (Class A)
37,872	g	Renew		3.670	09/20/52	39,649
		Series - 2017 1A (Class A)
59,105	g	SolarCity LMC		4.800	09/20/48	60,117
		Series - 2016 A (Class A)
477,701	g	Sunrun Atlas Issuer LLC		3.610	02/01/55	507,334
		Series - 2019 2 (Class A)
410,547	g	Sunrun Callisto Issuer LLC		3.980	06/30/54	438,347
		Series - 2019 1A (Class A)
320,000	g	Sunrun Callisto Issuer LLC		2.270	01/30/57	319,877
		Series - 2021 2A (Class A)
44,421	g	Tesla Auto Lease Trust		2.130	04/20/22	44,527
		Series - 2019 A (Class A2)
250,000	g	Tesla Auto Lease Trust		2.200	11/21/22	253,889
		Series - 2019 A (Class A4)
250,000	g	Tesla Auto Lease Trust		0.560	03/20/25	250,509
		Series - 2021 A (Class A3)
600,000	g	Tesla Auto Lease Trust		0.600	09/22/25	598,873
		Series - 2021 B (Class A3)
1,000,000		Toyota Auto Receivables Owner Trust		0.140	01/16/24	999,467
		Series - 2021 B (Class A2)
576,817	g	Vivint Colar Financing V LLC		7.370	04/30/48	610,129
		Series - 2018 1A (Class B)
		TOTAL ASSET BACKED				6,033,880

OTHER MORTGAGE BACKED - 3.1%
250,000	g,i	Alen Mortgage Trust	LIBOR 1 M + 2.250%	2.334	04/15/34	250,627
		Series - 2021 ACEN (Class C)
38,221	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	3.086	07/25/24	38,882
		Series - 2014 C03 (Class 1M2)
42,449	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.286	01/25/30	43,379
		Series - 2017 C05 (Class 1M2)
30,000	g,i	Freddie Mac STACR REMIC Trust		1.700	01/25/34	30,245
		Series - 2021 DNA5 (Class M2)
334

TIAA-CREF FUNDS – Short Duration Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$187,023		GS Mortgage Securities Trust		2.922%	05/10/49	$195,171
		Series - 2016 GS2 (Class AAB)
250,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.500%	1.584	07/15/36	249,926
		Series - 2019 MILE (Class A)
250,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 4.250%	4.334	07/15/36	248,463
		Series - 2019 MILE (Class F)
23,197	g,i	OBX Trust	LIBOR 1 M + 0.650%	0.736	06/25/57	23,202
		Series - 2018 1 (Class A2)
5,596	g,i	Sequoia Mortgage Trust		3.500	02/25/50	5,603
		Series - 2020 1 (Class A4)
29,798	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	1.286	10/25/29	29,808
		Series - 2017 DNA2 (Class M1)
		TOTAL OTHER MORTGAGE BACKED				1,115,306

		TOTAL STRUCTURED ASSETS				7,149,186
		(Cost $7,073,028)

		TOTAL BONDS				33,694,735
		(Cost $33,247,560)

SHORT-TERM INVESTMENTS - 4.6%

REPURCHASE AGREEMENT - 4.6%
1,680,000	r	Fixed Income Clearing Corp (FICC)		0.010	10/01/21	1,680,000
		TOTAL REPURCHASE AGREEMENT				1,680,000

		TOTAL SHORT-TERM INVESTMENTS				1,680,000
		(Cost $1,680,000)

		TOTAL INVESTMENTS - 99.8%				36,361,622
		(Cost $35,909,101)
		OTHER ASSETS & LIABILITIES, NET - 0.2%				90,820
		NET ASSETS - 100.0%				$36,452,442

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/21, the aggregate value of these securities is $13,998,868 or 38.4% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r	Agreement with Fixed Income Clearing Corp (FICC), 0.010% dated 9/30/21 to be repurchased at $1,680,000 on 10/1/21, collateralized by U.S. Treasury Notes valued at $1,713,685.
335

TIAA-CREF FUNDS – Short-Term Bond Fund

TIAA-CREF FUNDS

SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2021

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 2.3%

CAPITAL GOODS - 0.1%
$686,000	i	American Builders & Contractors Supply Co, Inc	LIBOR 1 M + 2.000%	2.084%	01/15/27	$681,102
832,657	i	Hamilton HoldCo LLC	LIBOR 3 M + 2.000%	2.140	01/04/27	827,453
		TOTAL CAPITAL GOODS				1,508,555

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
997,500	i	AECOM	LIBOR 1 M + 1.750%	1.834	04/13/28	996,502
320,935	i	Prime Security Services Borrower LLC	LIBOR 1 M + 2.750%	3.500	09/23/26	320,460
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				1,316,962

CONSUMER SERVICES - 0.3%
1,488,636	i	1011778 BC ULC	LIBOR 1 M + 1.750%	1.837	11/19/26	1,469,403
1,943,891	i	Hilton Worldwide Finance LLC	LIBOR 1 M + 1.750%	1.836	06/22/26	1,926,746
810,580	i	KFC Holding Co	LIBOR 1 M + 1.750%	1.836	03/09/28	809,567
1,940,000	i	Wyndham Hotels & Resorts, Inc	LIBOR 1 M + 1.750%	1.834	05/30/25	1,925,761
		TOTAL CONSUMER SERVICES				6,131,477

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
2,487,342	i	DaVita, Inc	LIBOR 1 M + 1.750%	1.834	08/12/26	2,471,796
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				2,471,796

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
2,491,241	i	Energizer Holdings, Inc	LIBOR 1 M + 2.250%	2.750	12/16/27	2,488,127
997,500	i	Spectrum Brands, Inc	LIBOR 3 M + 2.000%	2.500	03/03/28	994,587
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				3,482,714

MATERIALS - 0.2%
1,287,000	i	Asplundh Tree Expert LLC	LIBOR 1 M + 1.750%	1.834	09/02/27	1,281,993
1,791,687	i	Berry Global, Inc	LIBOR 1 M + 1.750%	1.856	07/01/26	1,780,489
1,988,490	i	Reynolds Consumer Products LLC	LIBOR 1 M + 1.750%	1.834	02/04/27	1,982,405
		TOTAL MATERIALS				5,044,887

MEDIA & ENTERTAINMENT - 0.3%
3,449,402	i	Charter Communications Operating LLC	LIBOR 1 M + 1.750%	1.840	04/30/25	3,444,228
1,376,337	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	2.334	07/17/25	1,355,691
939,715	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	2.083	10/04/23	937,958
1,290,299	i	Outfront Media Capital LLC	LIBOR 1 M + 1.750%	1.836	11/18/26	1,270,299
		TOTAL MEDIA & ENTERTAINMENT				7,008,176

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
1,322,780	i	Bausch Health Americas, Inc	LIBOR 1 M + 2.750%	2.834	11/27/25	1,318,812
1,995,000	i	Catalent Pharma Solutions, Inc	LIBOR 1 M + 2.000%	2.500	02/22/28	1,994,501
968,399	i	Elanco Animal Health Inc	LIBOR 1 M + 1.750%	1.836	08/01/27	955,945
1,000,000	i	Horizon Therapeutics USA, Inc	LIBOR 1 M + 2.250%	2.375	05/22/26	994,500
336

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$995,000	i	Horizon Therapeutics USA, Inc	LIBOR 1 M + 2.000%	2.500%	03/15/28	$992,692
2,208,704	i	PPD, Inc	LIBOR 1 M + 2.000%	2.500	01/13/28	2,204,110
1,000,000	i	Prestige Brands, Inc	LIBOR 1 M + 2.000%	2.500	01/26/24	998,280
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				9,458,840

SOFTWARE & SERVICES - 0.3%
902,425	i	IQVIA, Inc	LIBOR 1 M + 1.750%	1.834	03/07/24	900,395
1,389,098	i	IQVIA, Inc	LIBOR 1 M + 1.750%	1.834	01/14/25	1,384,235
951,067	i	IQVIA, Inc	LIBOR 3 M + 1.750%	1.882	06/11/25	948,690
1,867,372	i	Open Text Corp	LIBOR 1 M + 1.750%	1.837	05/30/25	1,869,707
507,788	i	SS&C Technologies, Inc	LIBOR 1 M + 1.750%	1.834	04/16/25	502,269
384,519	i	SS&C Technologies, Inc	LIBOR 1 M + 1.750%	1.834	04/16/25	380,339
		TOTAL SOFTWARE & SERVICES				5,985,635

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,798,668	i	Dell International LLC	LIBOR 1 M + 1.750%	2.000	09/19/25	1,797,786
996,441	i	Western Digital Corp	LIBOR 1 M + 1.750%	1.838	04/29/23	996,023
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				2,793,809

TRANSPORTATION - 0.1%
1,813,517	i	Avis Budget Car Rental LLC	LIBOR 1 M + 1.750%	1.840	08/06/27	1,772,332
		TOTAL TRANSPORTATION				1,772,332

UTILITIES - 0.0%
563,916	i	Vistra Operations Co LLC	LIBOR 1 M + 1.750%	1.834	12/31/25	559,360
		TOTAL UTILITIES				559,360

		TOTAL BANK LOAN OBLIGATIONS				47,534,543
		(Cost $47,697,206)

BONDS - 94.0%

CORPORATE BONDS - 34.9%

AUTOMOBILES & COMPONENTS - 0.1%
2,725,000	g	Denso Corp		1.239	09/16/26	2,705,152
		TOTAL AUTOMOBILES & COMPONENTS				2,705,152

BANKS - 11.0%
2,000,000	g	Banco Bradesco S.A.		2.850	01/27/23	2,031,020
2,100,000	g	Banco de Credito del Peru		2.700	01/11/25	2,157,771
2,375,000	g	Banco del Estado de Chile		2.704	01/09/25	2,458,125
2,855,000	e,g	Banco do Brasil S.A.		3.250	09/30/26	2,853,572
750,000	g	Banco Santander Mexico S.A.		4.125	11/09/22	773,542
2,000,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand		5.375	04/17/25	2,235,400
5,125,000		Bancolombia S.A.		3.000	01/29/25	5,169,895
24,300,000		Bank of America Corp		3.004	12/20/23	25,042,871
5,000,000		Bank of America Corp		0.976	04/22/25	5,026,592
8,000,000		Bank of America Corp		0.981	09/25/25	8,011,040
1,720,000		Citigroup, Inc		4.500	01/14/22	1,740,174
3,000,000		Citigroup, Inc		3.142	01/24/23	3,025,223
500,000		Citigroup, Inc		0.776	10/30/24	501,917
337

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$23,600,000		Citigroup, Inc	0.981%	05/01/25	$23,676,430
5,000,000		Cooperatieve Rabobank UA	0.375	01/12/24	4,977,046
1,825,000	g	Credicorp Ltd	2.750	06/17/25	1,865,775
10,000,000	g	Dexia Credit Local S.A.	2.875	01/29/22	10,087,043
4,000,000	g	Dexia Credit Local S.A.	2.375	09/20/22	4,081,117
650,000		Discover Bank	3.350	02/06/23	673,382
5,000,000	g	DNB Boligkreditt AS.	3.250	06/28/23	5,246,767
1,250,000		HSBC USA, Inc	3.500	06/23/24	1,341,656
1,485,000		Huntington National Bank	3.125	04/01/22	1,502,762
2,800,000	g	Itau Unibanco Holding S.A.	3.250	01/24/25	2,831,500
1,445,000		JPMorgan Chase & Co	3.200	01/25/23	1,500,008
8,700,000		JPMorgan Chase & Co	3.207	04/01/23	8,821,621
10,000,000		JPMorgan Chase & Co	2.776	04/25/23	10,134,200
5,000,000		JPMorgan Chase & Co	4.023	12/05/24	5,355,402
725,000		JPMorgan Chase & Co	0.563	02/16/25	721,989
20,000,000		JPMorgan Chase & Co	0.824	06/01/25	19,996,434
3,000,000		Mitsubishi UFJ Financial Group, Inc	2.623	07/18/22	3,055,240
5,000,000		Mitsubishi UFJ Financial Group, Inc	0.848	09/15/24	5,022,247
2,875,000		National Bank of Canada	0.550	11/15/24	2,869,264
5,000,000		NatWest Group plc	3.875	09/12/23	5,301,208
1,625,000		NatWest Group plc	2.359	05/22/24	1,667,466
2,000,000	g	NBK SPC Ltd	2.750	05/30/22	2,023,677
2,000,000		Royal Bank of Canada	2.800	04/29/22	2,030,174
5,000,000	g	Skandinaviska Enskilda Banken AB	0.550	09/01/23	5,008,313
5,000,000		Sumitomo Mitsui Financial Group, Inc	0.508	01/12/24	4,983,818
5,000,000	g	Sumitomo Mitsui Trust Bank Ltd	0.800	09/12/23	5,030,331
2,100,000	g	Svenska Handelsbanken AB	0.625	06/30/23	2,110,073
1,000,000		Synchrony Bank	3.000	06/15/22	1,016,393
3,000,000		Toronto-Dominion Bank	0.750	06/12/23	3,017,632
5,000,000		Toronto-Dominion Bank	0.450	09/11/23	5,001,149
1,680,000		Truist Financial Corp	3.750	12/06/23	1,794,523
5,000,000	g	UBS AG.	0.450	02/09/24	4,977,019
5,000,000	e,g	United Overseas Bank Ltd	1.250	04/14/26	4,988,454
3,000,000		Westpac Banking Corp	2.800	01/11/22	3,021,811
		TOTAL BANKS			226,759,066

CAPITAL GOODS - 1.2%
3,721,000	e	Air Lease Corp	2.250	01/15/23	3,802,274
4,400,000	g	BOC Aviation Ltd	3.500	10/10/24	4,676,836
5,000,000		Boeing Co	1.433	02/04/24	5,007,475
500,000	g	DAE Funding LLC	1.550	08/01/24	495,430
2,500,000	g	DAE Funding LLC	2.625	03/20/25	2,541,263
5,000,000		John Deere Capital Corp	0.450	01/17/24	4,999,634
272,000		Raytheon Technologies Corp	3.650	08/16/23	287,309
3,000,000	g	TSMC Global Ltd	0.750	09/28/25	2,926,433
		TOTAL CAPITAL GOODS			24,736,654

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
2,000,000		ADT Corp	4.125	06/15/23	2,092,540
3,000,000		IHS Markit Ltd	4.125	08/01/23	3,180,600
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			5,273,140
338

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CONSUMER DURABLES & APPAREL - 0.1%
$1,455,000		Lennar Corp	4.875%	12/15/23	$1,569,625
		TOTAL CONSUMER DURABLES & APPAREL			1,569,625

CONSUMER SERVICES - 0.1%
1,475,000		Hyatt Hotels Corp	1.300	10/01/23	1,476,962
		TOTAL CONSUMER SERVICES			1,476,962

DIVERSIFIED FINANCIALS - 6.1%
7,000,000		AerCap Ireland Capital DAC	3.150	02/15/24	7,299,273
2,050,000		American Express Co	2.750	05/20/22	2,078,478
3,000,000		American Honda Finance Corp	0.875	07/07/23	3,023,452
1,000,000		Ameriprise Financial, Inc	3.000	03/22/22	1,012,627
5,000,000	g	Banco BTG Pactual S.A.	2.750	01/11/26	4,856,250
1,325,000	g	BBVA Bancomer S.A.	1.875	09/18/25	1,332,221
4,000,000		Capital One Bank USA NA	3.375	02/15/23	4,160,328
3,000,000		Credit Suisse AG.	1.000	05/05/23	3,027,647
5,000,000		Credit Suisse AG.	0.495	02/02/24	4,981,969
2,950,000		Deutsche Bank AG.	0.898	05/28/24	2,947,292
3,000,000		Discover Financial Services	3.850	11/21/22	3,114,358
10,000,000	g	Federation des Caisses Desjardins du Quebec	0.700	05/21/24	9,987,140
2,000,000		General Motors Financial Co, Inc	3.450	01/14/22	2,011,999
2,170,000		General Motors Financial Co, Inc	3.150	06/30/22	2,209,015
5,000,000		General Motors Financial Co, Inc	3.550	07/08/22	5,119,026
5,000,000		General Motors Financial Co, Inc	1.700	08/18/23	5,094,469
3,910,000		General Motors Financial Co, Inc	3.950	04/13/24	4,178,794
5,000,000		Goldman Sachs Group, Inc	2.876	10/31/22	5,008,666
3,000,000		Goldman Sachs Group, Inc	0.627	11/17/23	3,001,230
5,000,000		Goldman Sachs Group, Inc	0.673	03/08/24	5,005,950
5,000,000		Goldman Sachs Group, Inc	0.657	09/10/24	5,000,825
6,105,000		Morgan Stanley	3.125	01/23/23	6,318,555
5,000,000		Morgan Stanley	0.529	01/25/24	5,003,601
4,175,000		Morgan Stanley	0.731	04/05/24	4,188,858
5,000,000		Morgan Stanley	0.790	05/30/25	4,984,651
7,000,000	g	Nationwide Building Society	1.700	02/13/23	7,128,940
2,700,000	g	NatWest Markets plc	0.800	08/12/24	2,694,303
1,125,000	g	REC Ltd	4.750	05/19/23	1,181,435
300,000		State Street Corp	2.825	03/30/23	303,660
4,500,000		Toyota Motor Credit Corp	0.500	08/14/23	4,511,498
4,725,000	g	UBS Group AG	1.008	07/30/24	4,755,592
		TOTAL DIVERSIFIED FINANCIALS			125,522,102

ENERGY - 2.2%
3,000,000		Canadian Natural Resources Ltd	2.050	07/15/25	3,071,521
2,230,000	g	Energean Israel Finance Ltd	4.500	03/30/24	2,275,390
5,000,000		Energy Transfer Operating LP	4.500	04/15/24	5,407,160
4,000,000	g	Leviathan Bond Ltd	5.750	06/30/23	4,160,302
4,000,000		Marathon Petroleum Corp	4.500	05/01/23	4,227,345
1,000,000		Marathon Petroleum Corp	4.700	05/01/25	1,116,246
4,000,000		MPLX LP	3.375	03/15/23	4,153,548
662,000		ONEOK, Inc	4.250	02/01/22	663,902
2,200,000	g	Pertamina Persero PT	4.875	05/03/22	2,250,169
1,500,000		Petroleos Mexicanos	5.375	03/13/22	1,523,460
339

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$397,500		Petroleos Mexicanos	2.000%	12/20/22	$401,629
2,000,000		Petroleos Mexicanos	3.500	01/30/23	2,025,000
556,000		Petroleos Mexicanos	2.378	04/15/25	572,342
1,000,000		Petroleos Mexicanos	4.500	01/23/26	1,005,700
1,350,000		Phillips 66	0.900	02/15/24	1,350,345
1,000,000		Sabine Pass Liquefaction LLC	6.250	03/15/22	1,011,470
3,900,000	g	Saudi Arabian Oil Co	1.250	11/24/23	3,924,733
5,000,000	g	Saudi Arabian Oil Co	2.875	04/16/24	5,209,737
1,925,000	g	Tullow Oil plc	10.250	05/15/26	2,010,200
		TOTAL ENERGY			46,360,199

FOOD & STAPLES RETAILING - 0.2%
5,000,000		Walmart, Inc	2.350	12/15/22	5,105,872
		TOTAL FOOD & STAPLES RETAILING			5,105,872

FOOD, BEVERAGE & TOBACCO - 0.5%
1,850,000		BAT Capital Corp	3.222	08/15/24	1,961,195
2,450,000		ConAgra Brands, Inc	0.500	08/11/23	2,449,951
2,000,000		Constellation Brands, Inc	3.200	02/15/23	2,068,739
2,940,000		General Mills, Inc	3.150	12/15/21	2,942,354
1,000,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	1,017,080
		TOTAL FOOD, BEVERAGE & TOBACCO			10,439,319

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
612,000		CVS Health Corp	3.700	03/09/23	639,074
4,925,000		CVS Health Corp	2.625	08/15/24	5,171,448
3,300,000		Humana, Inc	0.650	08/03/23	3,302,145
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			9,112,667

INSURANCE - 0.5%
3,000,000	g	MassMutual Global Funding II	0.850	06/09/23	3,025,702
3,000,000	g	Principal Life Global Funding II	0.750	04/12/24	3,004,067
5,000,000	e,g	Protective Life Global Funding	0.473	01/12/24	4,977,827
		TOTAL INSURANCE			11,007,596

MATERIALS - 1.5%
6,250,000	g	Berry Global, Inc	0.950	02/15/24	6,257,062
1,000,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	1,081,230
3,000,000	g	Fresnillo plc	5.500	11/13/23	3,285,000
3,000,000	g	Indonesia Asahan Aluminiu	5.230	11/15/21	3,011,250
1,250,000	g	MEGlobal Canada ULC	5.000	05/18/25	1,380,000
1,350,000	g	Midwest Connector Capital Co LLC	3.625	04/01/22	1,365,975
1,553,000		Nutrien Ltd	3.625	03/15/24	1,650,594
2,225,000	g	Orbia Advance Corp SAB de C.V.	1.875	05/11/26	2,228,649
1,550,000	g	SABIC Capital II BV	4.000	10/10/23	1,647,236
3,000,000		Sasol Financing International plc	4.500	11/14/22	3,068,039
2,000,000		Westlake Chemical Corp	0.875	08/15/24	2,002,667
3,000,000		WRKCo, Inc	3.000	09/15/24	3,182,889
		TOTAL MATERIALS			30,160,591

MEDIA & ENTERTAINMENT - 0.8%
2,500,000		AstraZeneca Finance LLC	1.200	05/28/26	2,500,631
340

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$5,100,000		Charter Communications Operating LLC	4.464%	07/23/22	$5,229,578
3,250,000		DH Europe Finance II Sarl	2.200	11/15/24	3,383,805
2,000,000	g	Tencent Holdings Ltd	3.280	04/11/24	2,109,620
3,000,000		Walt Disney Co	1.650	09/01/22	3,039,386
		TOTAL MEDIA & ENTERTAINMENT			16,263,020

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.1%
18,000,000		AbbVie, Inc	2.300	11/21/22	18,371,056
4,450,000		AbbVie, Inc	3.800	03/15/25	4,832,044
2,500,000		Bristol-Myers Squibb Co	2.600	05/16/22	2,536,840
5,875,000		Gilead Sciences, Inc	0.750	09/29/23	5,875,286
5,000,000		Royalty Pharma plc	0.750	09/02/23	5,016,335
2,000,000		Teva Pharmaceutical Finance Co BV	2.950	12/18/22	2,015,000
4,000,000		Teva Pharmaceutical Financial IV BV	3.650	11/10/21	4,005,000
1,100,000	g	Viatris, Inc	1.125	06/22/22	1,105,812
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			43,757,373

REAL ESTATE - 1.4%
2,000,000		American Tower Corp	2.250	01/15/22	2,010,718
2,000,000		American Tower Corp	3.375	05/15/24	2,130,717
1,450,000		AvalonBay Communities, Inc	3.500	11/15/24	1,562,052
2,600,000		Boston Properties LP	3.125	09/01/23	2,710,590
1,044,000		Brandywine Operating Partnership LP	4.100	10/01/24	1,124,955
3,000,000		Brixmor Operating Partnership LP	3.650	06/15/24	3,201,379
2,994,000		CubeSmart LP	4.375	12/15/23	3,207,384
5,000,000		Essex Portfolio LP	3.875	05/01/24	5,347,886
410,000		Federal Realty Investment Trust	3.950	01/15/24	437,197
850,000	e	Highwoods Realty LP	3.625	01/15/23	874,914
2,500,000		Kimco Realty Corp	3.400	11/01/22	2,568,222
3,300,000		RKPF Overseas 2019 A Ltd	6.700	09/30/24	3,296,304
		TOTAL REAL ESTATE			28,472,318

RETAILING - 0.2%
2,150,000	g	Kia Corp	1.000	04/16/24	2,150,743
1,600,000	g	Volkswagen Group of America Finance LLC	3.125	05/12/23	1,662,296
		TOTAL RETAILING			3,813,039

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
5,000,000		NVIDIA Corp	0.584	06/14/24	5,006,312
3,600,000	g	SK Hynix, Inc	1.500	01/19/26	3,553,488
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			8,559,800

SOFTWARE & SERVICES - 0.8%
5,000,000		Adobe, Inc	1.900	02/01/25	5,163,475
5,000,000		Fidelity National Information Services, Inc	0.600	03/01/24	4,992,498
5,146,000		Fiserv, Inc	3.500	10/01/22	5,265,540
2,100,000	e,g	HCL America, Inc	1.375	03/10/26	2,076,139
		TOTAL SOFTWARE & SERVICES			17,497,652

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,850,000		Apple, Inc	1.700	09/11/22	1,875,105
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,875,105
341

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TELECOMMUNICATION SERVICES - 2.0%
$7,000,000		AT&T, Inc	2.625%	12/01/22	$7,142,685
4,440,000		AT&T, Inc	4.450	04/01/24	4,810,744
1,665,000	g	SBA Tower Trust	2.836	01/15/25	1,724,399
13,365,000	g	SBA Tower Trust	1.884	01/15/26	13,532,415
2,500,000	g	SBA Tower Trust	1.631	11/15/26	2,493,726
5,000,000		T-Mobile USA, Inc	3.500	04/15/25	5,386,537
7,039,000		Verizon Communications, Inc	1.680	10/30/30	6,693,624
		TOTAL TELECOMMUNICATION SERVICES			41,784,130

TRANSPORTATION - 0.1%
2,200,000	g	Transnet SOC Ltd	4.000	07/26/22	2,225,339
		TOTAL TRANSPORTATION			2,225,339

UTILITIES - 2.8%
2,000,000	g	AIG Global Funding	0.800	07/07/23	2,015,895
3,000,000		Atmos Energy Corp	0.625	03/09/23	3,000,100
3,225,000		Consumers Energy Co	0.350	06/01/23	3,223,178
3,000,000		DTE Energy Co	2.250	11/01/22	3,060,016
5,000,000		Enbridge, Inc	0.550	10/04/23	5,001,500
2,000,000	g	Hanwha Energy USA Holdings Corp	2.375	07/30/22	2,027,823
2,000,000	g	KSA Sukuk Ltd	2.894	04/20/22	2,024,160
3,050,000		NextEra Energy Capital Holdings, Inc	2.900	04/01/22	3,090,157
5,000,000		NextEra Energy Capital Holdings, Inc	0.650	03/01/23	5,016,906
5,000,000	g	Southern Natural Gas Co LLC	0.625	04/28/23	4,997,115
3,000,000	e,g	State Grid Overseas Investment Ltd	2.750	05/04/22	3,036,330
3,000,000	g	Tengizchevroil Finance Co International Ltd	2.625	08/15/25	3,059,095
7,020,000		WEC Energy Group, Inc	0.550	09/15/23	7,019,434
10,950,000		Xcel Energy, Inc	0.500	10/15/23	10,962,264
		TOTAL UTILITIES			57,533,973

		TOTAL CORPORATE BONDS			722,010,694
		(Cost $715,383,368)

GOVERNMENT BONDS - 32.7%

AGENCY SECURITIES - 1.1%
5,900,000		Private Export Funding Corp (PEFCO)	1.750	11/15/24	6,095,657
4,736,842		Reliance Industries Ltd	1.870	01/15/26	4,855,762
4,500,000		Reliance Industries Ltd	2.060	01/15/26	4,632,193
5,921,052		Reliance Industries Ltd	2.444	01/15/26	6,144,911
788,927		San Clemente Leasing LLC	3.030	11/22/22	799,534
		TOTAL AGENCY SECURITIES			22,528,057

FOREIGN GOVERNMENT BONDS - 10.8%
1,450,000	g	African Export-Import Bank	2.634	05/17/26	1,481,353
3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,545,249
7,000,000	g	Bermuda Government International Bond	4.138	01/03/23	7,271,320
4,000,000	g	BNG Bank NV	3.125	11/08/21	4,011,347
3,000,000	g	BNG Bank NV	0.875	05/18/26	2,982,446
3,250,000		Brazilian Government International Bond	2.625	01/05/23	3,329,365
342

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,500,000		Brazilian Government International Bond	2.875%	06/06/25	$2,554,500
5,000,000	g	Caisse d’Amortissement de la Dette Sociale	0.375	09/23/25	4,908,050
10,000,000	g	CDP Financial, Inc	0.875	06/10/25	10,016,600
2,500,000	g	Development Bank of Japan, Inc	0.500	03/04/24	2,491,091
1,725,000	e,g	Egypt Government International Bond	5.577	02/21/23	1,774,856
1,500,000	g	Egypt Government International Bond	4.550	11/20/23	1,528,701
3,200,000		Export-Import Bank of India	4.000	01/14/23	3,323,750
4,000,000		Export-Import Bank of Korea	0.750	09/21/25	3,944,578
1,500,000	g	Honduras Government International Bond	7.500	03/15/24	1,582,515
8,900,000	g	International Development Association	2.750	04/24/23	9,239,777
6,100,000		Japan Bank for International Cooperation	1.750	01/23/23	6,214,418
6,650,000	g	Japan Finance Organization for Municipalities	3.375	09/27/23	7,019,118
4,500,000	g	Japan Finance Organization for Municipalities	3.000	03/12/24	4,751,049
1,560,000	g	Kommunalbanken AS.	2.750	02/05/24	1,642,275
10,000,000	g	Kommunalbanken AS.	0.375	09/11/25	9,816,400
5,667,000	g	Kommuninvest I Sverige AB	2.625	09/15/22	5,799,551
5,400,000	g	Kommuninvest I Sverige AB	0.250	12/01/22	5,402,936
1,400,000	g	Korea Electric Power Corp	1.125	06/15/25	1,392,482
6,700,000	g	Korea Housing Finance Corp	2.000	10/11/21	6,701,943
1,875,000	g	Korea Housing Finance Corp	3.000	10/31/22	1,923,371
2,800,000	g	Korea Hydro & Nuclear Power Co Ltd	1.250	04/27/26	2,776,742
9,000,000		Kreditanstalt fuer Wiederaufbau	0.625	01/22/26	8,888,156
500,000	g	Kuwait Government International Bond	2.750	03/20/22	504,938
10,000,000		Mexico Government International Bond	2.659	05/24/31	9,647,300
2,025,000	g	Morocco Government International Bond	4.250	12/11/22	2,093,461
3,000,000	g	Morocco Government International Bond	2.375	12/15/27	2,939,963
1,500,000	g	Namibia International Bonds	5.500	11/03/21	1,503,672
400,000	g	Nederlandse Waterschapsbank NV	2.125	11/15/21	400,912
5,950,000	g	OMERS Finance Trust	2.500	05/02/24	6,239,168
15,000,000	g	Ontario Teachers’ Finance Trust	1.625	09/12/24	15,419,865
2,000,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	2,025,620
5,000,000	g	Perusahaan Penerbit SBSN Indonesia III	3.750	03/01/23	5,214,600
3,400,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	3,672,510
10,400,000		Province of British Columbia Canada	1.300	01/29/31	10,056,048
1,300,000		Province of New Brunswick Canada	8.750	05/01/22	1,362,299
5,000,000		Province of Quebec Canada	1.900	04/21/31	5,070,085
3,000,000	g	Qatar Government International Bond	3.375	03/14/24	3,190,590
4,000,000	g	Qatar Government International Bond	4.000	03/14/29	4,552,227
6,800,000		Republic of Italy Government International Bond	2.375	10/17/24	7,057,972
1,500,000	g	Republic of Paraguay Government International Bond	4.625	01/25/23	1,560,000
2,000,000	g	Republic of Uzbekistan Bond	4.750	02/20/24	2,094,025
5,200,000	g	Saudi Government International Bond	3.250	10/26/26	5,603,468
1,540,000		Svensk Exportkredit AB	1.750	12/12/23	1,586,312
5,000,000		Svensk Exportkredit AB	0.500	08/26/25	4,937,736
		TOTAL FOREIGN GOVERNMENT BONDS			223,046,710

MORTGAGE BACKED - 2.1%
873		Federal National Mortgage Association (FNMA)	5.500	09/25/22	884
155		FNMA	5.000	09/25/24	2
19,269,253		Government National Mortgage Association (GNMA)	1.730	07/15/37	19,319,446
21,924,692		GNMA	4.250	09/15/38	23,519,532
		TOTAL MORTGAGE BACKED			42,839,864
343

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

MUNICIPAL BONDS - 2.1%
$5,000,000		Bay Area Toll Authority		2.254%	04/01/24	$5,210,807
19,755,000		City of New York NY		2.280	08/01/25	20,751,825
10,000,000		Massachusetts Water Resources Authority		2.083	08/01/25	10,465,388
6,000,000		Massachusetts Water Resources Authority		3.104	08/01/39	6,320,929
		TOTAL MUNICIPAL BONDS				42,748,949

U.S. TREASURY SECURITIES - 16.6%
11,825,500	k	United States Treasury Inflation Indexed Bonds		0.125	01/15/23	12,225,380
28,368,620	k	United States Treasury Inflation Indexed Bonds		0.625	01/15/24	30,266,879
27,057,000	k	United States Treasury Inflation Indexed Bonds		0.500	04/15/24	28,894,974
6,897,360	k	United States Treasury Inflation Indexed Bonds		0.125	07/15/24	7,363,471
15,958,500	k	United States Treasury Inflation Indexed Bonds		0.125	10/15/24	17,071,855
28,102,680	k	United States Treasury Inflation Indexed Bonds		0.125	04/15/26	30,421,517
21,290,000		United States Treasury Note		0.125	06/30/22	21,296,653
27,700,000		United States Treasury Note		0.125	10/31/22	27,703,246
2,500,000		United States Treasury Note		0.125	01/31/23	2,498,731
25,995,000		United States Treasury Note		0.125	03/31/23	25,969,614
5,200,000		United States Treasury Note		0.125	05/31/23	5,191,672
42,525,000		United States Treasury Note		0.125	08/31/23	42,412,043
89,564,000		United States Treasury Note		0.375	09/15/24	89,179,154
2,385,000		United States Treasury Note		0.750	08/31/26	2,359,473
		TOTAL U.S. TREASURY SECURITIES				342,854,662

		TOTAL GOVERNMENT BONDS				674,018,242
		(Cost $668,512,051)

STRUCTURED ASSETS - 26.4%

ASSET BACKED - 12.8%
97,294		Aames Mortgage Trust (Step Bond)		7.396	06/25/32	98,263
		Series - 2002 1 (Class A3)
55,677	†,g	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	1
		Series - 2005 WMC1 (Class N1)
1,464,993	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 1.650%	1.734	03/15/32	1,470,718
		Series - 2002 HE1 (Class M1)
603,048	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 1.230%	1.316	08/25/43	606,298
		Series - 2005 SD1 (Class 1M3)
1,808,176	g	Capital Automotive REIT		3.870	04/15/47	1,812,601
		Series - 2017 1A (Class A1)
2,029,416	g	Capital Automotive REIT		1.440	08/15/51	2,028,522
		Series - 2021 1A (Class A1)
2,115,000	g	Capital Automotive REIT		1.920	08/15/51	2,114,474
		Series - 2021 1A (Class A3)
1,163,501		CarMax Auto Owner Trust		3.360	09/15/23	1,176,108
		Series - 2018 4 (Class A3)
734,652		CarMax Auto Owner Trust		3.050	03/15/24	743,573
		Series - 2019 1 (Class A3)
8,600,000		CarMax Auto Owner Trust		0.740	10/15/26	8,527,561
		Series - 2021 1 (Class B)
7,000,000		CarMax Auto Owner Trust		1.000	03/15/27	6,950,920
		Series - 2021 3 (Class B)
498,250	†,g	CDO Repack SPC Ltd		0.000	05/20/30	503,837
		Series - 2006 CLF1 (Class D1)
344

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$2,054		Centex Home Equity		5.540%	01/25/32	$2,111
		Series - 2002 A (Class AF6)
58,708	i	Centex Home Equity	LIBOR 1 M + 0.645%	0.731	03/25/34	58,042
		Series - 2004 B (Class M1)
10,104,590	g	CF Hippolyta LLC		1.690	07/15/60	10,241,503
		Series - 2020 1 (Class A1)
122,341	i	Chase Funding Mortgage Loan Asset-Backed Certificates		5.700	02/26/35	131,078
		Series - 2004 2 (Class 1M2)
2,000,000	i	Citibank Credit Card Issuance Trust	LIBOR 1 M + 0.370%	0.453	08/08/24	2,004,400
		Series - 2017 A7 (Class A7)
2,000,000	i	Citibank Credit Card Issuance Trust	LIBOR 1 M + 0.330%	0.417	01/20/25	2,005,027
		Series - 2018 A2 (Class A2)
2,540,000		CNH Equipment Trust		0.900	01/16/29	2,519,686
		Series - 2021 B (Class B)
255,628	g	Credit-Based Asset Servicing & Securitization LLC (Step Bond)		4.835	12/25/37	257,370
		Series - 2007 SP1 (Class A4)
2,000,000	i	Discover Card Execution Note Trust	LIBOR 1 M + 0.330%	0.414	08/15/25	2,005,860
		Series - 2018 A2 (Class A2)
10,972,500	g	Domino’s Pizza Master Issuer LLC		2.662	04/25/51	11,284,295
		Series - 2021 1A (Class A2I)
2,182,731		Drive Auto Receivables Trust		0.830	05/15/24	2,184,757
		Series - 2020 2 (Class A3)
5,920,665	g	FCI Funding LLC		1.130	04/15/33	5,924,282
		Series - 2021 1A (Class A)
3,949,974	g	FNA VI LLC		1.350	01/10/32	3,945,766
		Series - 2021 1A (Class A)
5,900,000		Ford Credit Auto Lease Trust		0.470	05/15/24	5,899,270
		Series - 2021 A (Class B)
2,871,621		Ford Credit Auto Owner Trust		1.040	08/15/24	2,887,250
		Series - 2020 A (Class A3)
2,000,000		Ford Credit Auto Owner Trust		1.350	07/15/25	2,035,661
		Series - 2020 A (Class A4)
4,500,000		Ford Credit Auto Owner Trust		0.700	10/15/26	4,461,390
		Series - 2021 A (Class B)
1,500,000	g	Ford Credit Auto Owner Trust		1.610	10/17/33	1,498,551
		Series - 2021 1 (Class B)
250,000	†,i	Garanti Diversified Payment Rights Finance Co	LIBOR 3 M + 3.172%	3.296	10/09/21	249,625
		Series - 2016 A (Class A)
648,816		GM Financial Consumer Automobile Receivables Trust		3.210	10/16/23	654,209
		Series - 2018 4 (Class A3)
3,350,000		GM Financial Consumer Automobile Receivables Trust		0.750	05/17/27	3,333,477
		Series - 2021 1 (Class B)
799,893		Honda Auto Receivables Owner Trust		2.830	03/20/23	806,702
		Series - 2019 1 (Class A3)
6,500,000	g	Hyundai Auto Lease Securitization Trust		0.610	10/15/25	6,505,652
		Series - 2021 A (Class B)
1,854,437	g,i	Invitation Homes Trust	LIBOR 1 M + 0.900%	0.984	06/17/37	1,857,002
		Series - 2018 SFR2 (Class A)
9,032,917	g,i	Invitation Homes Trust	LIBOR 1 M + 1.000%	1.084	07/17/37	9,048,057
		Series - 2018 SFR3 (Class A)
345

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,000,000	g,i	Irvine Core Office Trust		3.279%	05/15/48	$1,038,118
		Series - 2013 IRV (Class A2)
4,530,803	g,i	KKR Industrial Portfolio Trust	LIBOR 1 M + 2.030%	2.114	03/15/37	4,533,643
		Series - 2020 AIP (Class D)
8,000,000	g	MMAF Equipment Finance LLC		2.010	12/12/24	8,150,752
		Series - 2019 B (Class A3)
4,358,093	g	Navient Private Education Refi Loan Trust		0.840	05/15/69	4,351,733
		Series - 2021 A (Class A)
554,867	g	New Residential Mortgage LLC		4.690	05/25/23	555,102
		Series - 2018 FNT1 (Class D)
592,372	g	New Residential Mortgage LLC		4.920	07/25/54	592,388
		Series - 2018 FNT2 (Class D)
3,000,000	g	Oportun Funding XIV LLC		1.210	03/08/28	3,008,012
		Series - 2021 A (Class A)
2,000,000	g	Oportun Issuance Trust		1.960	05/08/31	2,005,329
		Series - 2021 B (Class B)
1,792,877	i	Park Place Securities, Inc	LIBOR 1 M + 1.245%	1.331	01/25/36	1,795,958
		Series - 2005 WCH1 (Class M4)
7,000,000	g	PFS Financing Corp		0.710	04/15/26	6,984,974
		Series - 2021 A (Class A)
5,500,000	g	Santander Consumer Auto Receivables Trust		0.710	08/17/26	5,472,120
		Series - 2021 AA (Class B)
7,878,000		SCE Recovery Funding LLC		0.861	11/15/31	7,626,448
2,487,500	g	ServiceMaster Funding LLC		2.841	10/30/51	2,531,673
		Series - 2020 1 (Class A2I)
4,987,500	g	SERVPRO Master Issuer LLC		2.394	04/25/51	5,010,028
		Series - 2021 1A (Class A2)
3,674,339	g	Sierra Timeshare Receivables Funding LLC		0.990	11/20/37	3,677,748
		Series - 2021 1A (Class A)
263,154	g	SoFi Professional Loan Program LLC		2.360	12/27/32	265,157
		Series - 2016 C (Class A2B)
590,553	g	SoFi Professional Loan Program LLC		2.340	04/25/33	600,248
		Series - 2016 D (Class A2B)
218,013	g	SoFi Professional Loan Program LLC		2.630	07/25/40	220,911
		Series - 2017 C (Class A2B)
3,750,000	g	Stack Infrastructure Issuer LLC		1.893	08/25/45	3,770,415
		Series - 2020 1A (Class A2)
12,840,000	g	Taco Bell Funding LLC		1.946	08/25/51	12,829,741
		Series - 2021 1A (Class A2I)
8,929,748	g	TES LLC		4.330	10/20/47	9,454,075
		Series - 2017 1A (Class A)
6,700,000	g	Tesla Auto Lease Trust		0.660	03/20/25	6,705,394
		Series - 2021 A (Class A4)
5,000,000	g	Tesla Auto Lease Trust		1.020	03/20/25	5,016,162
		Series - 2021 A (Class B)
540,778		Toyota Auto Receivables Owner		3.180	03/15/23	544,379
		Series - 2018 D (Class A3)
2,092,937	g	Tricon American Homes Trust		2.716	09/17/34	2,091,623
		Series - 2017 SFR1 (Class A)
10,185,000		Verizon Master Trust		0.890	05/20/27	10,190,876
		Series - 2021 1 (Class C)
10,905,000		Verizon Owner Trust		3.380	04/20/23	11,008,588
		Series - 2018 A (Class B)
346

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$9,000,000		Verizon Owner Trust		3.020%	09/20/23	$9,193,039
		Series - 2019 A (Class B)
17,500,000		Verizon Owner Trust		0.680	02/20/25	17,534,331
		Series - 2020 B (Class B)
3,500,000		Volkswagen Auto Loan Enhanced Trust		0.980	11/20/24	3,519,315
		Series - 2020 1 (Class A3)
1,500,000		Volkswagen Auto Loan Enhanced Trust		1.260	08/20/26	1,524,951
		Series - 2020 1 (Class A4)
5,795,475	g	Wendy’s Funding LLC		2.370	06/15/51	5,843,954
		Series - 2021 1A (Class A2I)
		TOTAL ASSET BACKED				265,481,084

OTHER MORTGAGE BACKED - 13.6%
267,534	g,i	ACE Securities Corp Manufactured Housing Trust		6.500	08/15/30	272,660
		Series - 2003 MH1 (Class M1)
4,128,358	g,i	ACRE Commercial Mortgage Ltd	LIBOR 1 M + 0.830%	0.917	12/18/37	4,113,863
		Series - 2021 FL4 (Class A)
5,242,000	g,i	Angel Oak Mortgage Trust		3.161	12/25/59	5,256,436
		Series - 2020 1 (Class M1)
4,119,000	g,i	BBCMS Trust	LIBOR 1 M + 1.000%	1.084	07/15/37	4,118,980
		Series - 2018 CBM (Class A)
746,600	i	Bear Stearns ALT-A Trust	LIBOR 1 M + 0.600%	0.686	06/25/34	755,073
		Series - 2004 4 (Class A1)
1,280,510	g,i	BHP Trust	LIBOR 1 M + 0.975%	1.059	08/15/36	1,280,511
		Series - 2019 BXHP (Class A)
2,100,000	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.300%	1.384	11/15/35	2,100,631
		Series - 2018 IND (Class D)
3,181,210	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.250%	1.334	10/15/36	3,183,209
		Series - 2019 XL (Class C)
1,060,403	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.800%	1.884	10/15/36	1,061,361
		Series - 2019 XL (Class E)
1,645,048	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.120%	1.204	12/15/36	1,644,531
		Series - 2020 BXLP (Class C)
4,488,730	g,i	Chase Mortgage Trust		3.750	12/25/45	4,578,445
		Series - 2016 SH2 (Class M2)
24,140		Citicorp Mortgage Securities Trust		5.500	02/25/26	24,477
		Series - 2006 1 (Class 5A1)
1,400,000	i	Citigroup Commercial Mortgage Trust		4.134	04/10/46	1,449,340
		Series - 2013 GC11 (Class C)
1,289,694	g,i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.290%	2.631	09/25/36	1,252,254
		Series - 2006 AMC1 (Class A1)
3,623,360	g	COMM Mortgage Trust		3.397	03/10/46	3,704,702
		Series - 2013 CR6 (Class B)
1,600,000	g,i	COMM Mortgage Trust		5.064	08/10/46	1,683,612
		Series - 2013 CR10 (Class C)
2,014,904		COMM Mortgage Trust		4.701	03/10/47	2,154,295
		Series - 2014 UBS2 (Class B)
2,000,000	i	COMM Mortgage Trust		4.703	08/10/47	2,160,824
		Series - 2014 CR19 (Class B)
1,000,000	g,i	COMM Mortgage Trust		4.860	08/10/47	994,479
		Series - 2014 CR19 (Class D)
4,115,000	i	COMM Mortgage Trust		4.478	07/10/48	4,460,015
		Series - 2015 LC21 (Class B)
347

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$3,000,000	i	COMM Mortgage Trust		3.463%	08/10/48	$2,791,642
		Series - 2015 CR24 (Class D)
3,970,000	i	COMM Mortgage Trust		4.681	08/10/48	4,324,236
		Series - 2015 CR25 (Class B)
963,156	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	2.686	05/25/24	974,794
		Series - 2014 C02 (Class 1M2)
3,811,828	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	3.086	07/25/24	3,877,791
		Series - 2014 C03 (Class 1M2)
1,937,556	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	4.336	01/25/29	2,008,488
		Series - 2016 C04 (Class 1M2)
3,149,233	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	0.936	09/25/29	3,077,259
		Series - 2017 C02 (Class 2ED4)
9,676,907	i	Connecticut Avenue Securities	LIBOR 1 M + 1.350%	1.436	09/25/29	9,736,094
		Series - 2017 C02 (Class 2ED3)
6,939,556	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.286	01/25/30	7,091,520
		Series - 2017 C05 (Class 1M2)
2,170,565	i	Connecticut Avenue Securities	LIBOR 1 M + 2.650%	2.736	02/25/30	2,207,195
		Series - 2017 C06 (Class 1M2)
1,323,523	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	0.936	10/25/30	1,319,680
		Series - 2018 C03 (Class 1EA2)
2,086,194	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.000%	2.086	01/25/40	2,095,639
		Series - 2020 R02 (Class 2M2)
2,523,039	g	Credit Suisse Commercial Mortgage Trust		3.304	09/15/37	2,646,801
		Series - 2014 USA (Class A1)
50,591		Credit Suisse First Boston Mortgage Securities Corp		5.750	09/25/33	51,257
		Series - 2003 23 (Class 3A4)
4,150,000	g,i	Credit Suisse Mortgage Capital Certificates	LIBOR 1 M + 0.980%	1.064	05/15/36	4,161,893
		Series - 2019 ICE4 (Class A)
1,400,000	g	CSMC		2.816	08/15/37	1,449,827
		Series - 2020 NET (Class B)
4,852,640	g	CSMC Trust		1.414	05/25/65	4,868,703
		Series - 2020 NQM1 (Class A2)
68,818		Deutsche Mortgage Securities, Inc Mortgage Loan Trust (Step Bond)		5.940	07/25/34	69,172
		Series - 2004 5 (Class A5B)
4,450,000	g,i	Freddie Mac STACR REMIC Trust		1.700	01/25/34	4,486,356
		Series - 2021 DNA5 (Class M2)
1,050,000	g	GS Mortgage Securities Corp II		3.419	10/10/32	1,072,629
		Series - 2017 SLP (Class A)
3,000,000	g	GS Mortgage Securities Corp II		2.954	11/05/34	3,045,289
		Series - 2012 BWTR (Class A)
5,956,000	g	GS Mortgage Securities Corp II		3.682	02/10/46	6,109,586
		Series - 2013 GC10 (Class B)
2,598,000	g,i	GS Mortgage Securities Corp II		4.548	02/10/46	2,456,461
		Series - 2013 GC10 (Class D)
2,000,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.090%	1.180	10/15/31	2,000,000
		Series - 2018 HART (Class A)
1,321,000	g,i	GS Mortgage Securities Trust		3.349	07/10/52	1,378,269
		Series - 2019 GC40 (Class DBA)
9,000,000	g,i	GS Mortgage Securities Trust		3.501	07/10/52	9,365,775
		Series - 2019 GC40 (Class DBB)
4,000,000	g,i	GS Mortgage Securities Trust		3.668	07/10/52	4,135,910
		Series - 2019 GC40 (Class DBC)
348

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$4,591,057	i	GS Mortgage-Backed Securities Corp Trust		3.000%	03/27/51	$4,679,820
		Series - 2020 PJ5 (Class A4)
372,677		IMC Home Equity Loan Trust (Step Bond)		5.432	08/20/29	382,638
		Series - 1998 3 (Class A7)
85,489	i	Impac CMB Trust	LIBOR 1 M + 0.660%	0.746	03/25/35	87,871
		Series - 2004 11 (Class 2A1)
4,724,484	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	LIBOR 1 M + 0.800%	0.884	04/15/38	4,739,763
		Series - 2021 MHC (Class A)
6,170,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp		5.360	02/15/46	5,731,216
		Series - 2011 C3 (Class C)
600,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.021	07/05/32	608,237
		Series - 2012 HSBC (Class C)
3,843,000	i	JP Morgan Chase Commercial Mortgage Securities Trust		4.213	01/15/46	4,010,200
		Series - 2013 C13 (Class C)
1,713,556	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.013	02/15/46	1,742,168
		Series - 2011 C3 (Class B)
2,300,000		JP Morgan Chase Commercial Mortgage Securities Trust		2.870	08/15/49	2,431,848
		Series - 2016 JP3 (Class A5)
137,110	g,i	JP Morgan Mortgage Trust	LIBOR 1 M + 0.950%	1.036	10/25/49	137,827
		Series - 2019 INV1 (Class A11)
301,627		JPMBB Commercial Mortgage Securities Trust		3.657	09/15/47	315,509
		Series - 2014 C23 (Class ASB)
1,200,000	i	JPMBB Commercial Mortgage Securities Trust		4.773	08/15/48	1,307,219
		Series - 2015 C31 (Class B)
4,715,169	g,i	Merit	LIBOR 1 M + 1.150%	1.234	08/15/37	4,716,657
		Series - 2020 HILL (Class A)
2,074,674	g,i	Merit	LIBOR 1 M + 1.700%	1.784	08/15/37	2,077,274
		Series - 2020 HILL (Class C)
7,000,000	g,i	MHC Commercial Mortgage Trust	LIBOR 1 M + 0.801%	0.885	04/15/38	7,006,318
		Series - 2021 MHC (Class A)
5,000,000	g,i	MHC Commercial Mortgage Trust	LIBOR 1 M + 1.101%	1.185	04/15/38	5,003,139
		Series - 2021 MHC (Class B)
1,858,985	g	Morgan Stanley Bank of America Merrill Lynch Trust		3.989	12/15/46	1,980,155
		Series - 2014 C19 (Class LNC1)
154,365	i	Morgan Stanley Capital I Trust	LIBOR 1 M + 0.825%	0.911	08/25/34	153,219
		Series - 2004 HE6 (Class M1)
9,500,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.500%	1.584	07/15/36	9,497,168
		Series - 2019 MILE (Class A)
7,500,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 2.200%	2.284	07/15/36	7,497,763
		Series - 2019 MILE (Class C)
1,000,000	g	Natixis Commercial Mortgage Securities Trust		2.966	12/15/38	1,043,555
		Series - 2020 2PAC (Class A)
589,437	g,i	New Residential Mortgage Loan Trust		3.750	05/28/52	619,297
		Series - 2015 1A (Class A3)
696,834	g,i	New Residential Mortgage Loan Trust		3.750	05/25/54	735,058
		Series - 2014 2A (Class A3)
434,226	g,i	New Residential Mortgage Loan Trust		3.750	11/25/54	460,424
		Series - 2014 3A (Class AFX3)
349

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$766,593	g,i	New Residential Mortgage Loan Trust		3.750%	03/25/56	$819,190
		Series - 2016 1A (Class A1)
902,447	g,i	New Residential Mortgage Loan Trust		4.000	02/25/57	965,020
		Series - 2017 1A (Class A1)
1,268,485	g,i	New Residential Mortgage Loan Trust		4.000	12/25/57	1,353,740
		Series - 2018 1A (Class A1A)
825,240	g,i	New Residential Mortgage Loan Trust		4.750	12/25/57	866,711
		Series - 2018 5A (Class A1)
1,142,669	g,i	OBX Trust	LIBOR 1 M + 0.650%	0.736	06/25/57	1,142,895
		Series - 2018 1 (Class A2)
7,000,000	g,i	OPG Trust	LIBOR 1 M + 0.713%	0.813	10/15/36	6,941,928
		Series - 2021 PORT (Class B)
6,000,000	g,i	OPG Trust	LIBOR 1 M + 1.529%	1.629	10/15/36	5,950,092
		Series - 2021 PORT (Class E)
2,000,000	g,i	PKHL Commercial Mortgage Trust	LIBOR 1 M + 2.000%	2.084	07/15/38	2,001,494
		Series - 2021 MF (Class D)
2,000,000	g	RBS Commercial Funding, Inc Trust		3.511	03/11/31	2,015,077
		Series - 2013 SMV (Class B)
7,886,000	g,i	RLGH Trust	LIBOR 1 M + 1.165%	1.249	04/15/36	7,879,424
		Series - 2021 TROT (Class B)
4,110	g,i	Sequoia Mortgage Trust		3.500	02/25/47	4,108
		Series - 2017 1 (Class A4)
7,841	g,i	Sequoia Mortgage Trust		3.500	02/25/47	7,836
		Series - 2017 2 (Class A4)
495,814	g,i	Sequoia Mortgage Trust		3.500	02/25/47	496,822
		Series - 2017 2 (Class A10)
932,652	g,i	Sequoia Mortgage Trust		3.500	02/25/50	933,791
		Series - 2020 1 (Class A4)
312,547	g,i	Sequoia Mortgage Trust		3.500	03/25/50	314,115
		Series - 2020 2 (Class A4)
1,639,713	i	Structured Adjustable Rate Mortgage Loan Trust	LIBOR 1 M + 0.370%	0.456	07/25/34	1,683,764
		Series - 2004 9XS (Class A)
2,743,984	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	1.286	10/25/29	2,744,880
		Series - 2017 DNA2 (Class M1)
3,500,000	i	STACR	LIBOR 1 M + 2.500%	2.586	03/25/30	3,589,555
		Series - 2017 DNA3 (Class M2)
8,632,500	i	STACR	LIBOR 1 M + 2.500%	2.586	03/25/30	8,741,636
		Series - 2017 DNA3 (Class M2B)
3,723,000	g,i	UBS-Citigroup Commercial Mortgage Trust		6.452	01/10/45	3,729,217
		Series - 2011 C1 (Class B)
4,904,343	g	Verus Securitization Trust		2.938	07/25/59	4,932,879
		Series - 2019 3 (Class A2)
11,490,604	g	Verus Securitization Trust		2.417	01/25/60	11,627,820
		Series - 2020 1 (Class A1)
5,212,506	g	Verus Securitization Trust		2.724	01/25/60	5,268,006
		Series - 2020 1 (Class A3)
1,274,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	1,303,424
		Series - 2012 LC5 (Class AS)
896,000	g,i	Wells Fargo Commercial Mortgage Trust		4.916	10/15/45	909,632
		Series - 2012 LC5 (Class D)
1,000,000	i	WFRBS		3.910	05/15/45	1,012,355
		Series - 2013 C13 (Class C)
350

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,500,000	i	WFRBS Commercial Mortgage Trust	4.325%	03/15/45	$1,544,333
		Series - 2013 C11 (Class C)
530,000	i	WFRBS Commercial Mortgage Trust	4.153	08/15/46	557,791
		Series - 2013 C15 (Class A4)
2,500,000	i	WFRBS Commercial Mortgage Trust	4.204	11/15/47	2,528,697
		Series - 2014 C24 (Class B)
		TOTAL OTHER MORTGAGE BACKED			281,882,539

		TOTAL STRUCTURED ASSETS			547,363,623
		(Cost $545,884,594)

		TOTAL BONDS			1,943,392,559
		(Cost $1,929,780,013)

SHORT-TERM INVESTMENTS - 5.0%

GOVERNMENT AGENCY DEBT - 2.9%
26,031,000		Federal Home Loan Bank (FHLB)	0.000	10/13/21	26,030,826
23,972,000		FHLB	0.000	10/22/21	23,971,720
10,000,000		FHLB	0.000	10/25/21	9,999,867
		TOTAL GOVERNMENT AGENCY DEBT			60,002,413

REPURCHASE AGREEMENT - 1.6%
32,795,000	r	Fixed Income Clearing Corp (FICC)	0.010	10/01/21	32,795,000
		TOTAL REPURCHASE AGREEMENT			32,795,000

TREASURY DEBT - 0.1%
1,800,000		United States Treasury Bill	0.000	06/16/22	1,799,194
		TOTAL TREASURY DEBT			1,799,194

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
8,026,626	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030		8,026,626
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			8,026,626

		TOTAL SHORT-TERM INVESTMENTS			102,623,233
		(Cost $102,622,738)
		TOTAL INVESTMENTS - 101.3%			2,093,550,335
		(Cost $2,080,099,957)
		OTHER ASSETS & LIABILITIES, NET - (1.3)%			(24,980,339)
		NET ASSETS - 100.0%			$2,068,569,996

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust

†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $7,847,546.
351

TIAA-CREF FUNDS – Short-Term Bond Fund

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/21, the aggregate value of these securities is $709,945,300 or 34.3% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r	Agreement with Fixed Income Clearing Corp (FICC), 0.010% dated 9/30/2021 to be repurchased at $32,795,000 on 10/1/2021, collateralized by U.S. Treasury Notes valued at $33,450,918.

Futures contracts outstanding as of September 30, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US Ultra Bond (CBT)	(35)	12/21/21	$(5,176,649)	$(5,083,750)	$92,899
US Long Bond (CBT)	(40)	12/21/21	(6,484,166)	(6,368,750)	115,416
US 10 Year Note (CBT)	(576)	12/21/21	(76,668,848)	(75,807,000)	861,848
US 5 Year Note (CBT)	(100)	12/31/21	(12,289,652)	(12,274,219)	15,433
Total	(751)		$(100,619,315)	$(99,533,719)	$1,085,596
352

TIAA-CREF FUNDS – Short-Term Bond Index Fund

TIAA-CREF FUNDS
SHORT-TERM BOND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2021

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 99.7%

CORPORATE BONDS - 23.5%

AUTOMOBILES & COMPONENTS - 0.1%
$200,000	General Motors Co	5.400%	10/02/23	$218,112
500,000	Toyota Motor Corp	0.681	03/25/24	500,621
	TOTAL AUTOMOBILES & COMPONENTS			718,733

BANKS - 7.0%
1,220,000	Asian Development Bank	0.625	10/08/24	1,219,395
250,000	Australia & New Zealand Banking Group Ltd	2.050	11/21/22	255,269
200,000	Banco Bilbao Vizcaya Argentaria S.A.	0.875	09/18/23	201,212
400,000	Banco Santander S.A.	3.125	02/23/23	414,243
200,000	Banco Santander S.A.	3.848	04/12/23	210,027
1,000,000	Banco Santander S.A.	0.701	06/30/24	1,001,829
200,000	Bank of America Corp	2.503	10/21/22	200,214
500,000	Bank of America Corp	3.300	01/11/23	518,889
1,950,000	Bank of America Corp	2.881	04/24/23	1,976,704
500,000	Bank of America Corp	3.550	03/05/24	521,222
500,000	Bank of America Corp	1.486	05/19/24	507,409
1,000,000	Bank of America Corp	0.523	06/14/24	999,577
1,200,000	Bank of America Corp	3.864	07/23/24	1,269,949
700,000	Bank of America Corp	4.200	08/26/24	765,683
1,250,000	Bank of America Corp	0.810	10/24/24	1,254,330
1,000,000	Bank of America Corp	3.458	03/15/25	1,063,912
1,000,000	Bank of America Corp	0.976	04/22/25	1,005,318
750,000	Bank of America Corp	0.981	09/25/25	751,035
250,000	Bank of America NA	3.335	01/25/23	252,387
250,000	Bank of Montreal	0.450	12/08/23	250,207
1,500,000	Bank of Montreal	0.625	07/09/24	1,496,885
1,000,000	Bank of Montreal	4.338	10/05/28	1,067,793
150,000	Bank of Nova Scotia	2.375	01/18/23	154,036
500,000	Bank of Nova Scotia	1.950	02/01/23	510,654
250,000	Bank of Nova Scotia	1.625	05/01/23	255,108
500,000	Bank of Nova Scotia	0.550	09/15/23	501,315
1,000,000	Bank of Nova Scotia	0.700	04/15/24	1,000,052
200,000	Bank of Nova Scotia	4.650	N/A‡	200,300
850,000	Barclays plc	4.610	02/15/23	862,988
1,000,000	Barclays plc	4.375	09/11/24	1,089,506
500,000	Barclays plc	1.007	12/10/24	502,299
1,000,000	Canadian Imperial Bank of Commerce	0.450	06/22/23	999,968
400,000	Canadian Imperial Bank of Commerce	0.950	06/23/23	403,318
750,000	Canadian Imperial Bank of Commerce	0.500	12/14/23	749,167
510,000	Citigroup, Inc	2.700	10/27/22	522,128
100,000	Citigroup, Inc	2.312	11/04/22	100,153
300,000	Citigroup, Inc	3.142	01/24/23	302,522
353

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$750,000	Citigroup, Inc	2.876%	07/24/23	$764,712
1,250,000	Citigroup, Inc	1.678	05/15/24	1,274,315
1,000,000	Citigroup, Inc	4.000	08/05/24	1,084,662
750,000	Citigroup, Inc	0.776	10/30/24	752,876
1,000,000	Citigroup, Inc	0.981	05/01/25	1,003,239
300,000	Comerica, Inc	3.700	07/31/23	316,842
250,000	Cooperatieve Rabobank UA	2.750	01/10/23	257,749
750,000	Cooperatieve Rabobank UA	4.625	12/01/23	812,696
1,000,000	Cooperatieve Rabobank UA	0.375	01/12/24	995,409
500,000	Discover Bank	3.350	02/06/23	517,986
300,000	Discover Bank	2.450	09/12/24	312,845
250,000	Discover Bank	4.682	08/09/28	265,947
300,000	Fifth Third Bancorp	1.625	05/05/23	305,491
1,000,000	Fifth Third Bancorp	3.650	01/25/24	1,066,952
250,000	First Horizon National Corp	3.550	05/26/23	260,863
250,000	First Republic Bank	1.912	02/12/24	255,049
175,000	FNB Corp	2.200	02/24/23	177,570
500,000	HSBC Holdings plc	3.262	03/13/23	506,295
380,000	HSBC Holdings plc	3.033	11/22/23	390,774
500,000	HSBC Holdings plc	4.250	03/14/24	537,166
1,300,000	HSBC Holdings plc	3.950	05/18/24	1,368,957
800,000	HSBC Holdings plc	0.732	08/17/24	800,536
650,000	HSBC Holdings plc	0.976	05/24/25	648,855
300,000	Huntington Bancshares, Inc	2.625	08/06/24	314,662
250,000	Huntington National Bank	1.800	02/03/23	254,716
300,000	Industrial & Commercial Bank of China Ltd	2.957	11/08/22	306,989
400,000	ING Groep NV	4.100	10/02/23	428,146
1,000,000	Inter-American Development Bank	0.500	09/23/24	997,196
500,000	JPMorgan Chase & Co	3.200	01/25/23	519,034
1,450,000	JPMorgan Chase & Co	3.207	04/01/23	1,470,270
1,000,000	JPMorgan Chase & Co	0.697	03/16/24	1,002,888
1,000,000	JPMorgan Chase & Co	3.559	04/23/24	1,046,893
500,000	JPMorgan Chase & Co	1.514	06/01/24	508,325
700,000	JPMorgan Chase & Co	3.797	07/23/24	740,007
750,000	JPMorgan Chase & Co	3.875	09/10/24	815,460
500,000	JPMorgan Chase & Co	0.653	09/16/24	501,249
750,000	JPMorgan Chase & Co	4.023	12/05/24	803,310
300,000	JPMorgan Chase & Co	0.563	02/16/25	298,754
1,000,000	JPMorgan Chase & Co	0.824	06/01/25	999,822
1,000,000	JPMorgan Chase & Co	0.969	06/23/25	1,001,226
500,000	JPMorgan Chase & Co	0.768	08/09/25	497,968
250,000	KeyBank NA	3.375	03/07/23	260,765
250,000	KeyBank NA	1.250	03/10/23	253,332
750,000	KeyBank NA	0.423	01/03/24	749,942
200,000	Lloyds Banking Group plc	2.858	03/17/23	202,226
150,000	Lloyds Banking Group plc	1.326	06/15/23	150,963
300,000	Lloyds Banking Group plc	4.050	08/16/23	319,407
300,000	Lloyds Banking Group plc	2.907	11/07/23	307,797
1,000,000	Lloyds Banking Group plc	0.695	05/11/24	1,002,584
350,000	Mitsubishi UFJ Financial Group, Inc	3.455	03/02/23	365,113
500,000	Mitsubishi UFJ Financial Group, Inc	3.761	07/26/23	529,730
1,000,000	Mitsubishi UFJ Financial Group, Inc	3.407	03/07/24	1,064,642
600,000	Mitsubishi UFJ Financial Group, Inc	0.848	09/15/24	602,670
1,500,000	Mitsubishi UFJ Financial Group, Inc	0.953	07/19/25	1,501,704
354

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$200,000	Mizuho Financial Group, Inc	2.721%	07/16/23	$203,642
750,000	Mizuho Financial Group, Inc	0.849	09/08/24	752,533
300,000	Mizuho Financial Group, Inc	2.839	07/16/25	315,408
500,000	National Australia Bank Ltd	3.625	06/20/23	527,431
250,000	National Bank of Canada	2.100	02/01/23	255,503
500,000	National Bank of Canada	0.750	08/06/24	498,668
250,000	National Bank of Canada	0.550	11/15/24	249,501
1,250,000	NatWest Group plc	2.359	05/22/24	1,282,666
1,000,000	Nordic Investment Bank	0.375	09/20/24	993,922
250,000	PNC Bank NA	2.028	12/09/22	250,769
250,000	PNC Bank NA	1.743	02/24/23	251,468
500,000	PNC Bank NA	3.500	06/08/23	525,170
500,000	PNC Financial Services Group, Inc	3.500	01/23/24	531,579
250,000	Royal Bank of Canada	1.950	01/17/23	255,262
200,000	Royal Bank of Canada	1.600	04/17/23	203,861
500,000	Royal Bank of Canada	0.500	10/26/23	500,292
750,000	Royal Bank of Canada	0.425	01/19/24	746,850
1,000,000	Royal Bank of Canada	0.650	07/29/24	997,880
300,000	Royal Bank of Scotland Group plc	3.498	05/15/23	305,460
1,000,000	Royal Bank of Scotland Group plc	4.519	06/25/24	1,064,374
500,000	Royal Bank of Scotland Group plc	4.269	03/22/25	539,570
200,000	Santander Holdings USA, Inc	3.400	01/18/23	206,828
150,000	Santander Holdings USA, Inc	3.244	10/05/26	160,233
450,000	Santander UK Group Holdings plc	4.796	11/15/24	487,220
1,000,000	Santander UK Group Holdings plc	1.089	03/15/25	1,001,753
502,000	Sumitomo Mitsui Financial Group, Inc	3.102	01/17/23	519,484
500,000	Sumitomo Mitsui Financial Group, Inc	3.748	07/19/23	529,795
1,000,000	Sumitomo Mitsui Financial Group, Inc	0.508	01/12/24	996,764
300,000	Sumitomo Mitsui Financial Group, Inc	2.696	07/16/24	315,111
500,000	Sumitomo Mitsui Financial Group, Inc	2.448	09/27/24	522,655
250,000	Synovus Bank	2.289	02/10/23	251,095
1,000,000	Toronto-Dominion Bank	0.250	01/06/23	999,385
1,000,000	Toronto-Dominion Bank	0.300	06/02/23	998,711
500,000	Toronto-Dominion Bank	0.750	06/12/23	502,939
300,000	Toronto-Dominion Bank	0.450	09/11/23	300,069
1,000,000	Toronto-Dominion Bank	0.550	03/04/24	997,254
550,000	Truist Bank	1.250	03/09/23	557,202
250,000	Truist Financial Corp	2.200	03/16/23	256,502
750,000	Truist Financial Corp	3.750	12/06/23	801,126
1,000,000	US Bancorp	2.400	07/30/24	1,047,607
500,000	US Bank NA	3.400	07/24/23	526,719
500,000	Wells Fargo & Co	3.450	02/13/23	520,371
900,000	Wells Fargo & Co	4.125	08/15/23	958,485
1,250,000	Wells Fargo & Co	4.480	01/16/24	1,353,299
400,000	Wells Fargo & Co	1.654	06/02/24	407,818
1,000,000	Wells Fargo & Co	0.805	05/19/25	1,001,300
400,000	Westpac Banking Corp	2.000	01/13/23	408,599
	TOTAL BANKS			87,732,712

CAPITAL GOODS - 1.7%
500,000	3M Co	1.750	02/14/23	509,586
350,000	Air Lease Corp	2.250	01/15/23	357,645
300,000	Air Lease Corp	3.875	07/03/23	315,406
355

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$750,000		Air Lease Corp	0.700%	02/15/24	$745,284
1,000,000		Air Lease Corp	0.800	08/18/24	993,971
800,000		Boeing Co	4.508	05/01/23	845,169
500,000		Boeing Co	1.950	02/01/24	511,703
1,250,000		Boeing Co	1.433	02/04/24	1,251,869
1,000,000		Carlisle Cos, Inc	0.550	09/01/23	999,569
1,000,000		Caterpillar Financial Services Corp	0.250	03/01/23	1,000,211
750,000		Caterpillar Financial Services Corp	0.650	07/07/23	754,575
300,000		Caterpillar Financial Services Corp	0.450	09/14/23	300,733
1,000,000		Caterpillar Financial Services Corp	0.450	05/17/24	998,105
750,000		Caterpillar Financial Services Corp	0.600	09/13/24	749,751
100,000		CNH Industrial Capital LLC	1.950	07/02/23	102,218
200,000		CNH Industrial Capital LLC	4.200	01/15/24	214,648
200,000		CNH Industrial NV	4.500	08/15/23	213,771
250,000		Eaton Corp	2.750	11/02/22	256,455
460,000		General Dynamics Corp	3.375	05/15/23	481,590
500,000		General Electric Co	3.450	05/15/24	531,777
150,000		Honeywell International, Inc	0.483	08/19/22	150,017
500,000	g	Huntington Ingalls Industries, Inc	0.670	08/16/23	499,845
250,000		John Deere Capital Corp	2.700	01/06/23	257,742
525,000		John Deere Capital Corp	1.200	04/06/23	532,029
250,000		John Deere Capital Corp	0.700	07/05/23	251,652
500,000		John Deere Capital Corp	0.400	10/10/23	500,383
1,000,000		John Deere Capital Corp	0.450	01/17/24	999,927
1,000,000		John Deere Capital Corp	0.450	06/07/24	997,148
500,000	e	John Deere Capital Corp	0.625	09/10/24	500,229
500,000		L3Harris Technologies, Inc	3.850	06/15/23	526,803
300,000		Lennox International, Inc	3.000	11/15/23	313,505
250,000		Lockheed Martin Corp	3.100	01/15/23	257,840
750,000		Quanta Services, Inc	0.950	10/01/24	750,345
500,000		Rockwell Automation, Inc	0.350	08/15/23	500,307
500,000		Roper Technologies, Inc	0.450	08/15/22	500,848
500,000		Teledyne Technologies, Inc	0.650	04/01/23	499,821
500,000		Teledyne Technologies, Inc	0.950	04/01/24	500,874
200,000		Wabtec Corp	4.400	03/15/24	215,014
		TOTAL CAPITAL GOODS			20,888,365

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
100,000		Leidos, Inc	2.950	05/15/23	103,363
200,000		RELX Capital, Inc	3.500	03/16/23	208,392
164,000		Republic Services, Inc	4.750	05/15/23	173,545
300,000		Republic Services, Inc	2.500	08/15/24	314,153
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			799,453

CONSUMER DURABLES & APPAREL - 0.1%
250,000		Brunswick Corp	0.850	08/18/24	250,023
300,000		DR Horton, Inc	4.375	09/15/22	308,012
500,000		Lennar Corp	4.875	12/15/23	539,390
		TOTAL CONSUMER DURABLES & APPAREL			1,097,425

CONSUMER SERVICES - 0.2%
200,000		Expedia Group, Inc	3.600	12/15/23	211,697
300,000		Expedia Group, Inc	4.500	08/15/24	326,074
356

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Hyatt Hotels Corp	1.300%	10/01/23	$100,133
250,000		Hyatt Hotels Corp	1.800	10/01/24	250,530
500,000		Las Vegas Sands Corp	3.200	08/08/24	513,374
500,000		Marriott International, Inc	3.600	04/15/24	532,737
300,000		McDonald’s Corp	3.350	04/01/23	312,471
200,000		Starbucks Corp	3.100	03/01/23	207,195
		TOTAL CONSUMER SERVICES			2,454,211

DIVERSIFIED FINANCIALS - 4.2%
250,000		AerCap Ireland Capital DAC	4.500	09/15/23	266,352
500,000		AerCap Ireland Capital DAC	3.150	02/15/24	521,377
300,000		AerCap Ireland Capital DAC	2.875	08/14/24	312,545
200,000		Ally Financial, Inc	3.050	06/05/23	207,485
800,000		Ally Financial, Inc	1.450	10/02/23	811,816
190,000		American Express Co	2.650	12/02/22	195,143
800,000		American Express Co	3.400	02/27/23	831,735
500,000	e	American Express Co	3.700	08/03/23	528,778
600,000	e	American Express Co	2.500	07/30/24	630,745
500,000		American Honda Finance Corp	0.400	10/21/22	500,710
250,000		American Honda Finance Corp	2.050	01/10/23	255,366
200,000		American Honda Finance Corp	1.950	05/10/23	204,828
750,000		American Honda Finance Corp	0.875	07/07/23	755,863
300,000		American Honda Finance Corp	0.650	09/08/23	301,147
750,000		American Honda Finance Corp	0.550	07/12/24	745,715
1,000,000		American Honda Finance Corp	0.750	08/09/24	999,685
300,000		Ares Capital Corp	3.500	02/10/23	310,274
500,000		Bank of ,NV Scotia	0.400	09/15/23	499,875
1,000,000		Bank of ,NV Scotia	0.650	07/31/24	998,301
500,000	e	Bank of Montreal	0.400	09/15/23	500,431
250,000		Bank of New York Mellon Corp	1.850	01/27/23	254,765
750,000		Bank of New York Mellon Corp	0.350	12/07/23	749,256
1,000,000		Bank of New York Mellon Corp	0.500	04/26/24	998,086
800,000		Berkshire Hathaway, Inc	2.750	03/15/23	824,939
330,000		Capital One Bank USA NA	3.375	02/15/23	343,227
1,000,000		Capital One Financial Corp	2.600	05/11/23	1,033,805
100,000		Celanese US Holdings LLC	4.625	11/15/22	104,556
200,000		Celanese US Holdings LLC	3.500	05/08/24	213,143
350,000		Charles Schwab Corp	2.650	01/25/23	360,181
1,000,000		Charles Schwab Corp	0.750	03/18/24	1,004,753
1,000,000		Credit Suisse AG.	1.000	05/05/23	1,009,215
1,500,000		Credit Suisse AG.	0.520	08/09/23	1,501,538
750,000		Credit Suisse AG.	0.495	02/02/24	747,295
250,000		Deutsche Bank AG.	3.950	02/27/23	261,259
600,000		Deutsche Bank AG.	0.898	05/28/24	599,449
300,000		Deutsche Bank AG.	2.222	09/18/24	307,497
1,000,000		Deutsche Bank AG.	1.447	04/01/25	1,006,907
300,000		General Motors Financial Co, Inc	3.250	01/05/23	309,412
1,000,000		General Motors Financial Co, Inc	1.700	08/18/23	1,018,894
1,000,000		General Motors Financial Co, Inc	1.050	03/08/24	1,004,331
1,000,000		Goldman Sachs Group, Inc	0.481	01/27/23	1,000,162
1,709,000		Goldman Sachs Group, Inc	3.200	02/23/23	1,770,617
750,000		Goldman Sachs Group, Inc	0.523	03/08/23	750,383
500,000		Goldman Sachs Group, Inc	0.627	11/17/23	500,205
357

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$750,000	Goldman Sachs Group, Inc	0.673%	03/08/24	$750,893
1,000,000	Goldman Sachs Group, Inc	0.657	09/10/24	1,000,165
1,000,000	Goldman Sachs Group, Inc	3.272	09/29/25	1,067,832
500,000	Intercontinental Exchange, Inc	0.700	06/15/23	501,860
750,000	J Paul Getty Trust	0.391	01/01/24	746,883
250,000	Jefferies Group LLC	5.125	01/20/23	264,422
250,000	Moody’s Corp	2.625	01/15/23	257,002
1,480,000	Morgan Stanley	3.125	01/23/23	1,531,771
1,000,000	Morgan Stanley	0.560	11/10/23	1,001,292
1,000,000	Morgan Stanley	0.529	01/25/24	1,000,720
1,250,000	Morgan Stanley	0.731	04/05/24	1,254,149
1,000,000	Morgan Stanley	3.737	04/24/24	1,049,270
1,500,000	Morgan Stanley	0.791	01/22/25	1,499,932
1,000,000	Morgan Stanley	0.790	05/30/25	996,930
1,000,000	National Rural Utilities Cooperative Finance Corp	0.350	02/08/24	993,393
1,300,000	Oesterreichische Kontrollbank AG.	2.875	03/13/23	1,348,556
750,000	Oesterreichische Kontrollbank AG.	0.500	09/16/24	747,677
300,000	PACCAR Financial Corp	0.800	06/08/23	301,717
1,000,000	PACCAR Financial Corp	0.350	02/02/24	995,373
300,000	PACCAR Financial Corp	0.500	08/09/24	299,227
400,000	Shire Acquisitions Investments Ireland DAC	2.875	09/23/23	416,999
300,000	State Street Corp	2.653	05/15/23	304,384
500,000	Synchrony Financial	4.375	03/19/24	539,575
1,000,000	Toronto-Dominion Bank	0.700	09/10/24	998,017
500,000	Toyota Motor Credit Corp	2.900	03/30/23	519,134
500,000	Toyota Motor Credit Corp	0.400	04/06/23	500,751
500,000	Toyota Motor Credit Corp	0.500	08/14/23	501,278
500,000	Toyota Motor Credit Corp	1.350	08/25/23	509,229
1,000,000	Toyota Motor Credit Corp	0.450	01/11/24	997,659
1,000,000	Toyota Motor Credit Corp	0.500	06/18/24	995,153
750,000	Toyota Motor Credit Corp	0.625	09/13/24	748,343
200,000	Unilever Capital Corp	3.125	03/22/23	207,839
300,000	Unilever Capital Corp	0.375	09/14/23	300,374
	TOTAL DIVERSIFIED FINANCIALS			53,199,845

ENERGY - 1.7%
180,000	Baker Hughes a GE Co LLC	2.773	12/15/22	184,926
700,000	BP Capital Markets America, Inc	2.937	04/06/23	726,350
500,000	BP Capital Markets America, Inc	2.750	05/10/23	519,217
500,000	BP Capital Markets America, Inc	3.224	04/14/24	530,633
400,000	BP Capital Markets plc	3.814	02/10/24	429,280
250,000	Canadian Natural Resources Ltd	2.950	01/15/23	257,210
200,000	Canadian Natural Resources Ltd	3.800	04/15/24	212,832
160,000	Chevron Corp	2.355	12/05/22	163,054
800,000	Chevron Corp	1.141	05/11/23	810,578
500,000	Cimarex Energy Co	4.375	06/01/24	539,162
500,000	Diamondback Energy, Inc	0.900	03/24/23	499,848
200,000	Enable Midstream Partners LP	3.900	05/15/24	212,348
800,000	Energy Transfer Operating LP	4.250	03/15/23	833,995
200,000	Energy Transfer Operating LP	4.200	09/15/23	212,426
500,000	Energy Transfer Operating LP	5.875	01/15/24	549,512
200,000	Energy Transfer Operating LP	4.500	04/15/24	216,286
300,000	Enterprise Products Operating LLC	3.350	03/15/23	310,736
300,000	EOG Resources, Inc	2.625	03/15/23	308,100
358

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$400,000	Equinor ASA	2.450%	01/17/23	$410,880
1,000,000	Equinor ASA	3.700	03/01/24	1,073,591
375,000	Exxon Mobil Corp	1.902	08/16/22	380,697
600,000	Exxon Mobil Corp	1.571	04/15/23	611,618
200,000	Halliburton Co	3.500	08/01/23	209,543
200,000	HollyFrontier Corp	2.625	10/01/23	206,489
750,000	Kinder Morgan Energy Partners LP	4.250	09/01/24	815,888
400,000	Kinder Morgan, Inc	3.150	01/15/23	413,082
700,000	Marathon Petroleum Corp	4.500	05/01/23	739,785
300,000	MPLX LP	3.375	03/15/23	311,516
200,000	Phillips 66	3.700	04/06/23	209,498
325,000	Phillips 66	0.900	02/15/24	325,083
1,000,000	Pioneer Natural Resources Co	0.550	05/15/23	1,001,017
1,000,000	Pioneer Natural Resources Co	0.750	01/15/24	998,981
300,000	Plains All American Pipeline LP	3.850	10/15/23	315,413
500,000	Sabine Pass Liquefaction LLC	5.625	04/15/23	531,357
500,000	Sabine Pass Liquefaction LLC	5.750	05/15/24	556,854
400,000	Schlumberger Investment S.A.	3.650	12/01/23	424,025
300,000	Shell International Finance BV	2.250	01/06/23	307,495
500,000	Shell International Finance BV	0.375	09/15/23	500,662
500,000	Spectra Energy Partners LP	4.750	03/15/24	543,340
300,000	Suncor Energy, Inc	2.800	05/15/23	310,477
300,000	Total Capital Canada Ltd	2.750	07/15/23	312,984
500,000	Total Capital International S.A.	3.700	01/15/24	536,034
250,000	TransCanada PipeLines Ltd	3.750	10/16/23	263,787
200,000	Valero Energy Corp	2.700	04/15/23	206,445
300,000	Valero Energy Corp	1.200	03/15/24	303,354
200,000	Williams Cos, Inc	3.700	01/15/23	206,562
750,000	Williams Cos, Inc	4.550	06/24/24	818,215
300,000	Williams Partners LP	4.500	11/15/23	321,374
	TOTAL ENERGY			21,682,539

FOOD & STAPLES RETAILING - 0.1%
300,000	Kroger Co	2.800	08/01/22	305,543
260,000	Walmart, Inc	2.350	12/15/22	265,505
300,000	Walmart, Inc	3.400	06/26/23	315,400
	TOTAL FOOD & STAPLES RETAILING			886,448

FOOD, BEVERAGE & TOBACCO - 0.7%
600,000	BAT Capital Corp	3.222	08/15/24	636,063
500,000	Bunge Ltd	4.350	03/15/24	540,623
500,000	Campbell Soup Co	3.650	03/15/23	519,397
131,000	ConAgra Brands, Inc	3.200	01/25/23	134,757
250,000	ConAgra Brands, Inc	0.500	08/11/23	249,995
100,000	Constellation Brands, Inc	3.200	02/15/23	103,437
300,000	Diageo Capital plc	2.625	04/29/23	309,041
200,000	General Mills, Inc	2.600	10/12/22	204,231
250,000	General Mills, Inc	3.700	10/17/23	265,350
1,000,000	Hormel Foods Corp	0.650	06/03/24	1,000,962
400,000	Kellogg Co	2.650	12/01/23	418,130
151,000	Keurig Dr Pepper, Inc	4.057	05/25/23	159,584
400,000	Keurig Dr Pepper, Inc	3.130	12/15/23	421,082
1,000,000	Keurig Dr Pepper, Inc	0.750	03/15/24	1,000,776
359

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$110,000		McCormick & Co, Inc	2.700%	08/15/22	$112,063
400,000		PepsiCo, Inc	2.750	03/01/23	414,143
750,000		PepsiCo, Inc	0.750	05/01/23	755,988
500,000		PepsiCo, Inc	0.400	10/07/23	501,236
250,000		Philip Morris International, Inc	2.375	08/17/22	254,227
750,000		Philip Morris International, Inc	1.125	05/01/23	759,510
200,000		Philip Morris International, Inc	2.125	05/10/23	205,020
200,000		Reynolds American, Inc	4.850	09/15/23	216,454
		TOTAL FOOD, BEVERAGE & TOBACCO			9,182,069

HEALTH CARE EQUIPMENT & SERVICES - 0.9%
500,000		Abbott Laboratories	3.400	11/30/23	531,554
1,000,000		AmerisourceBergen Corp	0.737	03/15/23	1,001,520
800,000		Anthem, Inc	2.950	12/01/22	822,350
500,000		Anthem, Inc	0.450	03/15/23	500,515
516,000		Cigna Corp	3.750	07/15/23	545,417
200,000		Cigna Corp	0.613	03/15/24	199,562
731,000		CVS Health Corp	3.700	03/09/23	763,338
500,000		CVS Health Corp	2.625	08/15/24	525,020
300,000		HCA, Inc	4.750	05/01/23	318,759
1,000,000		HCA, Inc	5.000	03/15/24	1,097,479
700,000		Humana, Inc	0.650	08/03/23	700,455
750,000		PerkinElmer, Inc	0.850	09/15/24	750,071
750,000		Stryker Corp	0.600	12/01/23	750,030
300,000		UnitedHealth Group, Inc	2.875	03/15/23	311,107
300,000		UnitedHealth Group, Inc	3.500	06/15/23	315,759
1,500,000		UnitedHealth Group, Inc	0.550	05/15/24	1,500,101
150,000		Zimmer Biomet Holdings, Inc	3.150	04/01/22	151,399
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			10,784,436

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
750,000		Colgate-Palmolive Co	1.950	02/01/23	767,217
200,000		Procter & Gamble Co	2.150	08/11/22	203,434
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			970,651

INSURANCE - 0.3%
500,000		Aetna, Inc	2.800	06/15/23	517,630
200,000		Allstate Corp	5.750	08/15/53	216,450
1,000,000		American International Group, Inc	4.125	02/15/24	1,079,504
200,000		Aon Corp	2.200	11/15/22	204,091
300,000		Brown & Brown, Inc	4.200	09/15/24	326,308
500,000		Chubb INA Holdings, Inc	2.875	11/03/22	511,510
300,000		Prudential Financial, Inc	5.875	09/15/42	312,039
500,000		Prudential Financial, Inc	5.625	06/15/43	532,164
		TOTAL INSURANCE			3,699,696

MATERIALS - 0.4%
750,000		Avery Dennison Corp	0.850	08/15/24	750,206
325,000	g	Berry Global, Inc	0.950	02/15/24	325,367
200,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	216,246
900,000		DowDuPont, Inc	4.205	11/15/23	966,475
500,000		LyondellBasell Industries NV	5.750	04/15/24	555,517
1,000,000		Martin Marietta Materials, Inc	0.650	07/15/23	1,001,902
360

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$120,000		Mosaic Co	3.250%	11/15/22	$123,432
300,000		Mosaic Co	4.250	11/15/23	319,895
300,000		Nutrien Ltd	1.900	05/13/23	306,455
300,000		PPG Industries, Inc	2.400	08/15/24	313,751
200,000		Praxair, Inc	2.200	08/15/22	202,412
15,000		Sherwin-Williams Co	2.750	06/01/22	15,204
200,000		Westlake Chemical Corp	0.875	08/15/24	200,267
		TOTAL MATERIALS			5,297,129

MEDIA & ENTERTAINMENT - 0.5%
1,000,000	e	Asian Infrastructure Investment Bank	0.500	10/30/24	996,302
750,000		AstraZeneca Finance LLC	0.700	05/28/24	751,012
200,000		Baidu, Inc	3.500	11/28/22	205,996
300,000		Baidu, Inc	3.875	09/29/23	316,756
500,000	g	Blackstone Private Credit Fund	1.750	09/15/24	499,340
250,000		Blackstone Secured Lending Fund	3.650	07/14/23	261,165
750,000		Charter Communications Operating LLC	4.500	02/01/24	811,431
200,000		DH Europe Finance II Sarl	2.050	11/15/22	203,821
158,000		Discovery Communications LLC	2.950	03/20/23	163,453
750,000		Fox Corp	4.030	01/25/24	804,703
200,000		Time Warner Entertainment Co LP	8.375	03/15/23	222,168
500,000		Walt Disney Co	1.750	08/30/24	515,500
		TOTAL MEDIA & ENTERTAINMENT			5,751,647

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
300,000		AbbVie, Inc	3.250	10/01/22	306,586
750,000		AbbVie, Inc	2.300	11/21/22	765,461
500,000		AbbVie, Inc	2.850	05/14/23	517,271
300,000		AbbVie, Inc	3.750	11/14/23	319,615
750,000		AbbVie, Inc	3.850	06/15/24	806,611
300,000		Agilent Technologies, Inc	3.875	07/15/23	316,398
300,000		Amgen, Inc	2.650	05/11/22	303,749
300,000		Amgen, Inc	2.250	08/19/23	309,325
750,000		AstraZeneca plc	0.300	05/26/23	749,944
200,000		AstraZeneca plc	3.500	08/17/23	211,349
818,000		Bristol-Myers Squibb Co	3.250	02/20/23	849,061
1,000,000		Bristol-Myers Squibb Co	0.537	11/13/23	1,000,183
500,000		Bristol-Myers Squibb Co	2.900	07/26/24	530,870
300,000		Gilead Sciences, Inc	2.500	09/01/23	310,898
275,000		Gilead Sciences, Inc	0.750	09/29/23	275,013
750,000		Gilead Sciences, Inc	3.700	04/01/24	801,344
500,000	e	GlaxoSmithKline Capital plc	2.875	06/01/22	507,802
375,000		GlaxoSmithKline Capital plc	0.534	10/01/23	375,598
500,000		GlaxoSmithKline Capital, Inc	3.375	05/15/23	524,859
500,000		Illumina, Inc	0.550	03/23/23	500,028
28,000		Johnson & Johnson	2.050	03/01/23	28,649
250,000		Merck & Co, Inc	2.400	09/15/22	253,923
500,000		Merck & Co, Inc	2.800	05/18/23	519,682
300,000		Novartis Capital Corp	2.400	09/21/22	306,426
500,000		Royalty Pharma plc	0.750	09/02/23	501,634
300,000		Takeda Pharmaceutical Co Ltd	4.400	11/26/23	323,279
175,000	g	Viatris, Inc	1.125	06/22/22	175,925
361

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Zoetis, Inc	3.250%	02/01/23	$206,109
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			12,597,592

REAL ESTATE - 0.2%
300,000		American Tower Corp	3.500	01/31/23	312,275
750,000		American Tower Corp	0.600	01/15/24	748,509
300,000		Boston Properties LP	3.850	02/01/23	311,082
300,000		Crown Castle International Corp	3.150	07/15/23	313,201
100,000		Kimco Realty Corp	3.400	11/01/22	102,729
42,000		Omega Healthcare Investors, Inc	4.375	08/01/23	44,467
500,000		Simon Property Group LP	2.750	06/01/23	516,193
500,000		Simon Property Group LP	2.000	09/13/24	517,532
200,000		SL Green Operating Partnership LP	3.250	10/15/22	204,950
		TOTAL REAL ESTATE			3,070,938

RETAILING - 0.3%
150,000		Amazon.com, Inc	2.500	11/29/22	152,973
200,000		Amazon.com, Inc	2.400	02/22/23	205,563
525,000		Amazon.com, Inc	0.250	05/12/23	525,939
500,000		Amazon.com, Inc	0.400	06/03/23	501,139
1,000,000		Amazon.com, Inc	0.450	05/12/24	997,975
300,000		AutoZone, Inc	3.125	07/15/23	312,467
300,000		Chevron USA, Inc	0.333	08/12/22	300,384
400,000		Chevron USA, Inc	0.426	08/11/23	401,010
200,000		Dollar General Corp	3.250	04/15/23	207,368
200,000		Dollar Tree, Inc	3.700	05/15/23	209,645
306,000		eBay, Inc	2.750	01/30/23	314,852
		TOTAL RETAILING			4,129,315

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
400,000		Analog Devices, Inc	3.125	12/05/23	420,597
300,000		Intel Corp	2.700	12/15/22	308,693
200,000		Microchip Technology, Inc	4.333	06/01/23	211,383
200,000		Micron Technology, Inc	2.497	04/24/23	205,856
500,000		Micron Technology, Inc	4.640	02/06/24	542,290
1,000,000		NVIDIA Corp	0.309	06/15/23	1,000,172
1,000,000		NVIDIA Corp	0.584	06/14/24	1,001,262
500,000	g	NXP BV	4.875	03/01/24	545,362
1,000,000		Skyworks Solutions, Inc	0.900	06/01/23	1,001,954
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			5,237,569

SOFTWARE & SERVICES - 1.0%
100,000		Adobe, Inc	1.700	02/01/23	101,862
750,000		Fidelity National Information Services, Inc	0.375	03/01/23	750,418
750,000		Fidelity National Information Services, Inc	0.600	03/01/24	748,875
200,000		Fiserv, Inc	3.500	10/01/22	204,646
250,000		Fiserv, Inc	3.800	10/01/23	265,750
750,000		Fiserv, Inc	2.750	07/01/24	789,810
300,000		Global Payments, Inc	4.000	06/01/23	316,298
1,500,000		International Business Machines Corp	3.000	05/15/24	1,591,173
500,000		Intuit, Inc	0.650	07/15/23	502,124
360,000		Microsoft Corp	2.650	11/03/22	367,827
1,000,000		Microsoft Corp	2.375	05/01/23	1,028,521
362

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$120,000		Oracle Corp	2.500%	10/15/22	$122,718
475,000		Oracle Corp	2.625	02/15/23	489,160
500,000		Oracle Corp	3.625	07/15/23	528,485
1,250,000		Oracle Corp	3.400	07/08/24	1,334,664
500,000		PayPal Holdings, Inc	1.350	06/01/23	508,311
1,500,000		salesforce.com, Inc	0.625	07/15/24	1,502,848
180,000		Visa, Inc	2.150	09/15/22	183,060
300,000		Visa, Inc	2.800	12/14/22	307,877
1,000,000		VMware, Inc	0.600	08/15/23	1,001,262
575,000		VMware, Inc	1.000	08/15/24	576,920
		TOTAL SOFTWARE & SERVICES			13,222,609

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
375,000		Apple, Inc	1.700	09/11/22	380,089
500,000		Apple, Inc	2.100	09/12/22	508,211
500,000		Apple, Inc	2.400	05/03/23	516,188
1,000,000		Apple, Inc	0.750	05/11/23	1,007,295
600,000		Cisco Systems, Inc	3.000	06/15/22	611,851
1,500,000		Dell International LLC	5.450	06/15/23	1,608,796
300,000		Hewlett Packard Enterprise Co	2.250	04/01/23	307,385
400,000		Hewlett Packard Enterprise Co	4.450	10/02/23	428,457
500,000		Hewlett Packard Enterprise Co	1.450	04/01/24	508,023
1,000,000	g	SYNNEX Corp	1.250	08/09/24	1,000,302
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			6,876,597

TELECOMMUNICATION SERVICES - 0.2%
100,000		AT&T, Inc	2.625	12/01/22	102,038
750,000		AT&T, Inc	4.050	12/15/23	807,315
1,000,000		AT&T, Inc	0.900	03/25/24	1,001,570
500,000		Bell Canada	0.750	03/17/24	500,159
500,000		British Telecommunications plc	4.500	12/04/23	539,756
		TOTAL TELECOMMUNICATION SERVICES			2,950,838

TRANSPORTATION - 0.2%
400,000		Burlington Northern Santa Fe LLC	3.050	09/01/22	407,523
300,000		Burlington Northern Santa Fe LLC	3.850	09/01/23	317,461
200,000		Delta Air Lines, Inc	3.204	04/25/24	211,088
150,000		Norfolk Southern Corp	3.000	04/01/22	150,993
300,000		Ryder System, Inc	3.750	06/09/23	316,097
450,000		Southwest Airlines Co	4.750	05/04/23	479,052
200,000		Union Pacific Corp	2.950	03/01/22	202,292
200,000		Union Pacific Corp	3.500	06/08/23	209,944
250,000		United Parcel Service, Inc	2.450	10/01/22	255,441
300,000		United Parcel Service, Inc	2.500	04/01/23	309,438
		TOTAL TRANSPORTATION			2,859,329

UTILITIES - 1.5%
750,000		American Electric Power Co, Inc	0.750	11/01/23	750,045
1,000,000		Atmos Energy Corp	0.625	03/09/23	1,000,033
200,000		Baltimore Gas & Electric Co	3.350	07/01/23	208,447
350,000		Berkshire Hathaway Energy Co	2.800	01/15/23	360,316
500,000		Black Hills Corp	1.037	08/23/24	500,048
363

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		CenterPoint Energy Resources Corp	0.700%	03/02/23	$500,027
500,000		Consolidated Edison, Inc	0.650	12/01/23	499,460
475,000		Consumers Energy Co	0.350	06/01/23	474,732
350,000		Duke Energy Carolinas LLC	3.050	03/15/23	363,017
1,000,000		Duke Energy Corp	3.750	04/15/24	1,066,998
1,000,000	g	Emera US Finance LP	0.833	06/15/24	996,829
500,000		Enbridge, Inc	0.550	10/04/23	500,150
750,000		Entergy Louisiana LLC	0.620	11/17/23	750,128
500,000		Entergy Louisiana LLC	0.950	10/01/24	500,125
100,000		Georgia Power Co	2.100	07/30/23	102,960
1,000,000		NextEra Energy Capital Holdings, Inc	0.650	03/01/23	1,003,381
250,000		OGE Energy Corp	0.703	05/26/23	250,021
750,000		Oklahoma Gas and Electric Co	0.553	05/26/23	750,009
120,000		Oncor Electric Delivery Co LLC	7.000	09/01/22	127,265
500,000		ONE Gas, Inc	0.850	03/11/23	500,090
500,000		ONE Gas, Inc	1.100	03/11/24	500,024
250,000		ONEOK Partners LP	3.375	10/01/22	255,224
750,000		Pacific Gas and Electric Co	1.367	03/10/23	747,381
200,000		Pacific Gas and Electric Co	4.250	08/01/23	209,252
500,000		PSEG Power LLC	3.850	06/01/23	525,964
100,000		Public Service Enterprise Group, Inc	2.650	11/15/22	102,344
1,000,000		Sempra Energy	3.550	06/15/24	1,065,503
1,000,000		Southern California Edison Co	1.100	04/01/24	1,004,831
500,000		Southern California Edison Co	0.975	08/01/24	501,345
300,000		Southern Co	2.950	07/01/23	311,437
1,000,000		Southern Co	0.600	02/26/24	997,950
200,000		Virginia Electric & Power Co	2.750	03/15/23	205,744
500,000		WEC Energy Group, Inc	0.550	09/15/23	499,960
500,000		WEC Energy Group, Inc	0.800	03/15/24	501,544
350,000		Xcel Energy, Inc	0.500	10/15/23	350,392
		TOTAL UTILITIES			18,982,976

		TOTAL CORPORATE BONDS			295,073,122
		(Cost $293,632,515)

GOVERNMENT BONDS - 76.2%

AGENCY SECURITIES - 2.9%
1,500,000		Federal Farm Credit Bank (FFCB)	0.250	05/06/22	1,501,627
750,000		FFCB	0.125	11/23/22	749,993
4,000,000		FFCB	0.125	02/03/23	3,997,430
2,000,000		FFCB	0.125	04/13/23	1,997,942
800,000		FFCB	0.125	05/10/23	799,131
330,000		FFCB	0.250	02/26/24	329,147
3,000,000		Federal Home Loan Bank (FHLB)	3.000	10/12/21	3,002,693
1,600,000		FHLB	1.625	11/19/21	1,603,375
1,000,000		FHLB	0.250	06/03/22	1,001,110
350,000		FHLB	0.125	08/12/22	350,080
500,000		FHLB	0.125	10/21/22	499,990
1,600,000		FHLB	1.375	02/17/23	1,626,850
1,200,000		FHLB	0.125	03/17/23	1,199,191
800,000		FHLB	0.125	06/02/23	798,048
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.125	07/25/22	1,000,369
2,500,000		FHLMC	0.375	04/20/23	2,507,002
364

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		FHLMC	0.375%	05/05/23	$500,994
1,000,000		FHLMC	0.250	06/26/23	1,000,000
1,500,000		FHLMC	0.250	08/24/23	1,499,401
650,000		FHLMC	0.250	09/08/23	649,533
750,000		FHLMC	0.125	10/16/23	747,143
1,000,000		FHLMC	0.250	11/06/23	998,619
945,000		FHLMC	0.250	12/04/23	942,960
1,000,000		Federal National Mortgage Association (FNMA)	2.000	10/05/22	1,019,297
4,500,000		FNMA	0.250	05/22/23	4,501,750
750,000		FNMA	0.250	07/10/23	749,824
500,000		FNMA	0.250	11/27/23	499,405
500,000		Hashemite Kingdom of Jordan Government AID Bond	2.578	06/30/22	508,842
		TOTAL AGENCY SECURITIES			36,581,746

FOREIGN GOVERNMENT BONDS - 5.6%
1,600,000		African Development Bank	0.750	04/03/23	1,611,827
1,250,000		Asian Development Bank	1.625	01/24/23	1,273,416
1,750,000		Asian Development Bank	0.250	07/14/23	1,747,798
500,000		Asian Development Bank	0.250	10/06/23	499,095
1,500,000		Asian Development Bank	0.375	06/11/24	1,494,568
750,000		Asian Infrastructure Investment Bank	0.250	09/29/23	748,087
300,000		Chile Government International Bond	2.250	10/30/22	305,190
500,000		Corp Andina de Fomento	2.375	05/12/23	513,835
500,000	e	Council of Europe Development Bank	0.250	06/10/23	499,794
500,000		Council Of Europe Development Bank	0.250	10/20/23	498,567
500,000		European Bank for Reconstruction & Development	2.750	03/07/23	517,835
1,000,000		European Bank for Reconstruction & Development	0.250	07/10/23	999,385
3,707,000		European Investment Bank	1.375	05/15/23	3,773,195
1,360,000		European Investment Bank	0.250	09/15/23	1,358,341
1,500,000		European Investment Bank	3.250	01/29/24	1,597,797
2,000,000		European Investment Bank	0.375	07/24/24	1,991,592
1,800,000		Export Development Canada	1.375	02/24/23	1,828,460
1,000,000		Export-Import Bank of Korea	0.375	02/09/24	995,313
750,000		Export-Import Bank of Korea	0.625	06/29/24	750,624
500,000		FMS Wertmanagement AoeR	2.750	03/06/23	517,595
750,000		Hungary Government International Bond	5.750	11/22/23	828,883
1,000,000		Hungary Government International Bond	5.375	03/25/24	1,109,801
300,000		Indonesia Government International Bond	2.950	01/11/23	308,790
1,000,000		Inter-American Development Bank	1.750	04/14/22	1,008,670
1,100,000		Inter-American Development Bank	2.500	01/18/23	1,132,723
1,000,000		Inter-American Development Bank	0.500	05/24/23	1,003,978
1,500,000		Inter-American Development Bank	0.250	11/15/23	1,496,460
1,000,000		Inter-American Development Bank	2.625	01/16/24	1,049,746
1,500,000		International Bank for Reconstruction & Development	0.125	04/20/23	1,497,224
1,000,000		International Bank for Reconstruction & Development	1.875	06/19/23	1,026,940
1,250,000		International Bank for Reconstruction & Development	0.250	11/24/23	1,247,210
400,000		International Finance Corp	0.500	03/20/23	401,580
500,000		International Finance Corp	2.875	07/31/23	523,580
250,000		Israel Government International Bond	4.000	06/30/22	256,422
500,000		Israel Government International Bond	3.150	06/30/23	522,536
200,000		Japan Bank for International Cooperation	1.625	10/17/22	202,834
450,000		Japan Bank for International Cooperation	1.750	01/23/23	458,441
800,000		Japan Bank for International Cooperation	0.625	05/22/23	803,653
365

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Japan Bank for International Cooperation	3.250%	07/20/23	$525,591
300,000		Japan Bank for International Cooperation	0.375	09/15/23	299,778
700,000		Japan Bank for International Cooperation	3.375	10/31/23	742,400
1,050,000		Japan Bank for International Cooperation	0.500	04/15/24	1,047,557
300,000		Korea Development Bank	3.375	03/12/23	312,534
550,000		Korea Development Bank	0.500	10/27/23	549,577
500,000		Korea Development Bank	0.400	03/09/24	497,085
500,000		Korea Development Bank	0.400	06/19/24	497,492
500,000		Korea Government International Bond	3.875	09/11/23	532,970
500,000		Kreditanstalt fuer Wiederaufbau	2.500	02/15/22	504,361
1,000,000		Kreditanstalt fuer Wiederaufbau	2.125	03/07/22	1,008,417
2,000,000		Kreditanstalt fuer Wiederaufbau	1.750	08/22/22	2,028,493
5,100,000		Kreditanstalt fuer Wiederaufbau	1.625	02/15/23	5,198,337
1,500,000		Kreditanstalt fuer Wiederaufbau	0.250	04/25/23	1,499,937
500,000		Kreditanstalt fuer Wiederaufbau	0.250	10/19/23	499,136
1,400,000		Kreditanstalt fuer Wiederaufbau	0.250	03/08/24	1,393,370
1,500,000		Kreditanstalt fuer Wiederaufbau	0.500	09/20/24	1,497,093
500,000		Nordic Investment Bank	1.375	10/17/22	505,867
250,000		Nordic Investment Bank	0.375	05/19/23	250,424
400,000		Poland Government International Bond	3.000	03/17/23	414,804
1,000,000		Poland Government International Bond	4.000	01/22/24	1,078,181
500,000		Province of Alberta Canada	3.350	11/01/23	530,359
750,000		Province of Alberta Canada	2.950	01/23/24	792,163
300,000		Province of British Columbia Canada	2.000	10/23/22	305,739
400,000		Province of Manitoba Canada	2.125	05/04/22	404,544
1,055,000		Province of Ontario Canada	1.750	01/24/23	1,075,545
600,000		Province of Ontario Canada	3.400	10/17/23	636,364
1,000,000		Province of Ontario Canada	3.050	01/29/24	1,058,746
900,000		Province of Quebec Canada	2.625	02/13/23	928,565
1,000,000		Republic of Italy Government International Bond	6.875	09/27/23	1,121,028
1,000,000		Republic of Italy Government International Bond	0.875	05/06/24	997,419
660,000		Svensk Exportkredit AB	1.625	11/14/22	670,173
300,000		Svensk Exportkredit AB	2.875	03/14/23	311,181
1,000,000		Svensk Exportkredit AB	0.750	04/06/23	1,006,710
500,000	e	Svensk Exportkredit AB	0.375	03/11/24	498,420
925,000		Svensk Exportkredit AB	0.625	10/07/24	924,471
		TOTAL FOREIGN GOVERNMENT BONDS			70,546,616

MUNICIPAL BONDS - 0.0%
280,000		Port Authority of New York & New Jersey	1.086	07/01/23	283,602
		TOTAL MUNICIPAL BONDS			283,602

U.S. TREASURY SECURITIES - 67.7%
10,000,000		United States Treasury Note	1.500	09/15/22	10,133,594
14,000,000		United States Treasury Note	0.125	09/30/22	14,004,375
17,400,000		United States Treasury Note	1.375	10/15/22	17,628,375
9,250,000		United States Treasury Note	0.125	10/31/22	9,251,084
20,000,000		United States Treasury Note	1.625	11/15/22	20,337,500
27,250,000		United States Treasury Note	0.125	11/30/22	27,245,742
31,000,000		United States Treasury Note	1.625	12/15/22	31,555,820
8,000,000		United States Treasury Note	0.125	12/31/22	7,997,500
22,000,000		United States Treasury Note	1.500	01/15/23	22,382,422
7,000,000		United States Treasury Note	0.125	01/31/23	6,996,445
12,000,000		United States Treasury Note	1.375	02/15/23	12,198,750
366

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$17,000,000		United States Treasury Note	0.125%	02/28/23	$16,987,383
1,000,000		United States Treasury Note	2.625	02/28/23	1,034,570
1,730,000		United States Treasury Note	0.125	03/31/23	1,728,311
21,500,000		United States Treasury Note	0.250	04/15/23	21,515,957
13,500,000		United States Treasury Note	0.125	04/30/23	13,482,070
21,500,000		United States Treasury Note	0.125	05/15/23	21,468,926
20,500,000		United States Treasury Note	0.125	05/31/23	20,467,168
18,000,000		United States Treasury Note	0.250	06/15/23	18,004,219
29,000,000		United States Treasury Note	0.125	06/30/23	28,950,156
17,600,000		United States Treasury Note	0.125	07/15/23	17,563,563
13,800,000		United States Treasury Note	0.125	07/31/23	13,770,352
16,500,000		United States Treasury Note	0.125	08/15/23	16,458,750
11,000,000		United States Treasury Note	0.125	08/31/23	10,970,781
6,750,000		United States Treasury Note	0.125	09/15/23	6,729,434
10,500,000		United States Treasury Note	0.250	09/30/23	10,491,797
33,750,000		United States Treasury Note	0.125	10/15/23	33,628,711
46,250,000		United States Treasury Note	0.250	11/15/23	46,184,961
33,250,000		United States Treasury Note	0.125	12/15/23	33,094,141
16,600,000		United States Treasury Note	0.125	01/15/24	16,511,164
48,243,000		United States Treasury Note	0.125	02/15/24	47,965,979
42,000,000		United States Treasury Note	0.250	03/15/24	41,853,984
34,000,000		United States Treasury Note	0.375	04/15/24	33,961,484
33,000,000		United States Treasury Note	0.250	05/15/24	32,841,445
41,000,000		United States Treasury Note	0.250	06/15/24	40,772,578
35,000,000		United States Treasury Note	0.375	07/15/24	34,904,297
53,000,000		United States Treasury Note	0.375	08/15/24	52,809,531
29,500,000		United States Treasury Note	0.375	09/15/24	29,373,242
5,000,000		United States Treasury Note	0.250	08/31/25	4,897,852
4,000,000		United States Treasury Note	0.250	09/30/25	3,914,219
		TOTAL U.S. TREASURY SECURITIES			852,068,632

		TOTAL GOVERNMENT BONDS			959,480,596
		(Cost $958,958,500)

		TOTAL BONDS			1,254,553,718
		(Cost $1,252,591,015)

SHORT-TERM INVESTMENTS - 1.9%

GOVERNMENT AGENCY DEBT - 0.1%
965,000		Federal Home Loan Bank (FHLB)	0.000	10/22/21	964,989
		TOTAL GOVERNMENT AGENCY DEBT			964,989

REPURCHASE AGREEMENT - 1.5%
19,390,000	r	Fixed Income Clearing Corp (FICC)	0.010	10/01/21	19,390,000
		TOTAL REPURCHASE AGREEMENT			19,390,000
367

TIAA-CREF FUNDS – Short-Term Bond Index Fund

SHARES		COMPANY	RATE	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
2,927,336	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030%	$2,927,336
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		2,927,336

		TOTAL SHORT-TERM INVESTMENTS		23,282,325
		(Cost $23,282,314)
		TOTAL INVESTMENTS - 101.6%		1,277,836,043
		(Cost $1,275,873,329)
		OTHER ASSETS & LIABILITIES, NET - (1.6)%		(20,090,901)
		NET ASSETS - 100.0%		$1,257,745,142

‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,763,238.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/21, the aggregate value of these securities is $4,042,970 or 0.3% of net assets.
r	Agreement with Fixed Income Clearing Corp (FICC), 0.010% dated 9/30/21 to be repurchased at $19,390,000 on 10/1/21, collateralized by U.S. Treasury Notes valued at $19,777,826.
368

TIAA-CREF FUNDS – Money Market Fund

TIAA-CREF FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2021

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 100.0%

GOVERNMENT AGENCY DEBT - 48.2%
$14,000,000	Federal Agricultural Mortgage Corp (FAMC)	0.000%	10/20/21	$13,999,630
200,000	FAMC	1.600	10/21/21	200,167
3,500,000	FAMC	0.000	11/23/21	3,499,768
2,000,000	FAMC	0.000	11/30/21	1,999,867
4,700,000	FAMC	0.000	12/09/21	4,699,640
111,000	Federal Farm Credit Bank (FFCB)	0.000	10/06/21	110,999
1,500,000	FFCB	0.000	10/21/21	1,499,963
5,000,000	FFCB	0.000	10/25/21	4,999,900
650,000	FFCB	0.000	11/01/21	649,972
275,000	FFCB	0.125	11/02/21	275,018
525,000	FFCB	1.950	11/02/21	525,864
13,570,000	FFCB	0.000	11/04/21	13,569,393
2,775,000	FFCB	0.000	11/05/21	2,774,865
8,000,000	FFCB	0.000	11/29/21	7,999,476
10,000,000	FFCB	0.000	12/06/21	9,999,083
6,125,000	FFCB	0.000	12/07/21	6,124,430
1,900,000	FFCB	0.000	12/27/21	1,899,770
4,200,000	FFCB	0.000	01/18/22	4,199,364
350,000	Federal Home Loan Bank (FHLB)	0.000	10/04/21	349,999
1,250,000	FHLB	0.030	10/05/21	1,249,998
1,512,000	FHLB	0.000	10/06/21	1,511,991
9,000,000	FHLB	0.000	10/07/21	8,999,932
8,690,000	FHLB	0.000	10/08/21	8,689,925
2,735,000	FHLB	0.040	10/08/21	2,734,997
2,150,000	FHLB	3.000	10/12/21	2,151,897
27,528,000	FHLB	0.000	10/13/21	27,527,633
24,750,000	FHLB	0.000	10/15/21	24,749,496
2,150,000	FHLB	0.000	10/20/21	2,149,951
1,600,000	FHLB	0.000	10/21/21	1,599,964
41,158,000	FHLB	0.000	10/22/21	41,156,962
26,000,000	FHLB	0.030	10/25/21	25,999,788
8,250,000	FHLB	0.035	10/26/21	8,249,938
31,745,000	FHLB	0.000	10/27/21	31,743,827
7,000,000	FHLB	0.000	10/29/21	6,999,755
9,000,000	FHLB	0.040	10/29/21	8,999,943
1,781,000	FHLB	0.000	11/03/21	1,780,913
17,000,000	FHLB	0.000	11/05/21	16,999,266
7,000,000	FHLB	0.030	11/05/21	6,999,944
10,000,000	FHLB	0.050	11/05/21	9,999,988
14,000,000	FHLB	0.000	11/08/21	13,999,335
7,000,000	FHLB	0.050	11/09/21	6,999,991
21,734,000	FHLB	0.000	11/10/21	21,732,983
16,146,000	FHLB	0.000	11/12/21	16,145,143
100,000	FHLB	0.000	11/15/21	99,994
51,000,000	FHLB	0.000	11/17/21	50,997,859
7,550,000	FHLB	1.625	11/19/21	7,565,795
30,062,000	FHLB	0.000	11/19/21	30,060,210
19,067,000	FHLB	0.000	11/24/21	19,065,917
5,400,000	FHLB	0.000	11/26/21	5,399,635
300,000	FHLB	1.875	11/29/21	300,877
369

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$700,000		FHLB		0.090%	11/30/21	$700,046
34,666,000		FHLB		0.000	11/30/21	34,664,267
19,100,000		FHLB		0.000	12/01/21	19,098,724
14,105,000		FHLB		0.000	12/03/21	14,103,994
17,533,000		FHLB		0.000	12/08/21	17,531,675
11,000,000		FHLB		0.000	12/10/21	10,999,205
975,000		FHLB		2.625	12/10/21	979,787
2,100,000		FHLB		2.875	12/10/21	2,111,328
3,500,000		FHLB		0.000	12/15/21	3,499,562
9,806,000		FHLB		0.000	12/17/21	9,805,015
4,400,000		FHLB		1.625	12/20/21	4,415,201
10,028,000		FHLB		0.000	12/22/21	10,027,177
13,000,000		FHLB		0.040	12/22/21	12,999,987
6,296,000		FHLB		0.000	12/27/21	6,295,448
13,374,000		FHLB		0.000	12/29/21	13,372,843
18,013,000		Federal Home Loan Mortgage Corp (FHLMC)		2.375	01/13/22	18,132,065
6,632,000		Federal National Mortgage Association (FNMA)		1.375	10/07/21	6,633,434
2,700,000		FNMA		0.000	11/10/21	2,699,850
3,500,000		FNMA		0.000	11/17/21	3,499,793
200,000		FNMA		2.000	01/05/22	201,021
5,516,000		FNMA		2.625	01/11/22	5,555,501
		TOTAL GOVERNMENT AGENCY DEBT				689,366,938

TREASURY DEBT - 28.9%
10,458,000		United States Cash Management Bill		0.000	10/26/21	10,457,652
94,114,000		United States Cash Management Bill		0.000	11/02/21	94,110,020
22,647,000		United States Cash Management Bill		0.000	11/09/21	22,645,798
68,195,000		United States Cash Management Bill		0.000	11/16/21	68,190,860
7,000,000		United States Cash Management Bill		0.000	11/23/21	6,999,516
7,569,000		United States Cash Management Bill		0.000	12/07/21	7,568,296
15,753,000		United States Cash Management Bill		0.000	12/21/21	15,751,497
44,789,000		United States Cash Management Bill		0.000	12/28/21	44,784,244
5,500,000		United States Treasury Bill		0.000	10/14/21	5,499,928
42,264,000		United States Treasury Bill		0.000	10/21/21	42,263,101
30,659,000		United States Treasury Bill		0.000	11/04/21	30,657,624
8,500,000		United States Treasury Bill		0.000	12/02/21	8,499,268
26,647,000		United States Treasury Bill		0.000	12/09/21	26,644,806
23,000,000		United States Treasury Bill		0.000	12/16/21	22,997,714
23,000		United States Treasury Bill		0.000	12/23/21	22,998
6,233,000		United States Treasury Bill		0.000	01/06/22	6,232,160
		TOTAL TREASURY DEBT				413,325,482

VARIABLE RATE SECURITIES - 22.9%
2,500,000	i	Federal Agricultural Mortgage Corp (FAMC)	SOFR + 0.020%	0.070	10/24/22	2,500,000
10,000,000	i	Federal Farm Credit Bank (FFCB)	SOFR + 0.055%	0.105	10/15/21	10,000,000
350,000	i	FFCB	SOFR + 0.020%	0.070	12/30/21	350,011
10,000,000	i	FFCB	SOFR + 0.070%	0.120	02/17/22	10,000,000
17,700,000	i	FFCB	SOFR + 0.040%	0.090	06/01/22	17,700,265
20,500,000	i	FFCB	SOFR + 0.005%	0.055	07/12/22	20,499,466
5,150,000	i	FFCB	SOFR + 0.190%	0.240	07/14/22	5,150,185
7,500,000	i	FFCB	SOFR + 0.070%	0.120	08/11/22	7,500,000
3,000,000	i	FFCB	SOFR + 0.050%	0.100	08/12/22	3,000,919
20,600,000	i	FFCB	SOFR + 0.045%	0.095	09/08/22	20,601,378
3,775,000	i	FFCB	SOFR + 0.060%	0.110	10/21/22	3,775,000
370

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$19,909,000	i	FFCB	SOFR + 0.010%	0.060%	11/16/22	$19,908,625
6,501,000	i	FFCB	SOFR + 0.060%	0.110	12/28/22	6,504,519
1,000,000	i	FFCB	SOFR + 0.050%	0.100	02/17/23	1,000,314
1,000,000	i	FFCB	SOFR + 0.040%	0.090	03/10/23	1,000,000
4,000,000	i	FFCB	SOFR + 0.035%	0.085	05/04/23	4,000,000
2,000,000	i	FFCB	SOFR + 0.025%	0.075	09/27/23	2,000,000
25,000,000	i	Federal Home Loan Bank (FHLB)	SOFR + 0.120%	0.170	10/13/21	25,000,000
5,000,000	i	FHLB	SOFR + 0.150%	0.200	11/15/21	5,000,925
150,000	i	FHLB	SOFR + 0.035%	0.085	12/10/21	150,008
9,000,000	i	FHLB	SOFR + 0.065%	0.115	12/21/21	9,000,000
15,000,000	i	FHLB	SOFR + 0.080%	0.130	02/22/22	15,000,000
1,000,000	i	FHLB	SOFR + 0.010%	0.060	03/16/22	999,977
10,000,000	i	FHLB	SOFR + 0.055%	0.105	05/13/22	10,000,000
6,000,000	i	FHLB	SOFR + 0.090%	0.140	05/26/22	6,000,000
8,000,000	i	FHLB	SOFR + 0.010%	0.060	06/23/22	8,000,000
10,825,000	i	FHLB	SOFR + 0.045%	0.095	07/29/22	10,825,000
7,725,000	i	FHLB	SOFR + 0.010%	0.060	08/10/22	7,725,000
280,000	i	FHLB	SOFR + 0.090%	0.140	09/08/22	280,199
10,000,000	i	FHLB	SOFR + 0.085%	0.135	10/05/22	10,000,000
36,500,000	i	FHLB	SOFR + 0.060%	0.110	12/08/22	36,512,378
2,000,000	i	FHLB	SOFR + 0.035%	0.085	05/19/23	2,000,000
7,000,000	i	FHLB	SOFR + 0.030%	0.080	08/11/23	7,000,000
450,000	i	Federal Home Loan Mortgage Corp (FHLMC)	SOFR + 0.145%	0.195	12/09/21	450,121
6,350,000	i	FHLMC	SOFR + 0.140%	0.190	12/10/21	6,351,702
325,000	i	FHLMC	SOFR + 0.150%	0.200	03/04/22	325,199
1,500,000	i	FHLMC	SOFR + 0.190%	0.240	06/02/22	1,501,784
150,000	i	FHLMC	SOFR + 0.130%	0.180	08/05/22	150,148
10,150,000	i	FHLMC	SOFR + 0.095%	0.145	08/19/22	10,150,080
10,000,000	i	Federal National Mortgage Association (FNMA)	SOFR + 0.320%	0.370	10/22/21	10,000,000
800,000	i	FNMA	SOFR + 0.110%	0.160	03/04/22	800,353
3,020,000	i	FNMA	SOFR + 0.190%	0.240	05/27/22	3,023,673
400,000	i	FNMA	SOFR + 0.180%	0.230	07/08/22	400,529
3,500,000	i	FNMA	SOFR + 0.120%	0.170	07/29/22	3,503,148
1,204,000	i	United States Treasury Note	US Treasury Bill 3 M + 0.034%	0.069	04/30/23	1,204,038
		TOTAL VARIABLE RATE SECURITIES				326,844,944

		TOTAL SHORT-TERM INVESTMENTS				1,429,537,364
		(Cost $1,429,537,364)

		TOTAL INVESTMENTS- 100.0%				1,429,537,364
		(Cost $1,429,537,364)
		OTHER ASSETS & LIABILITIES, NET - 0.0%				836,491
		NET ASSETS - 100.0%				$1,430,373,855

Abbreviation(s):
M	Month
SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
371

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: November 16, 2021	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: November 16, 2021	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President (principal executive officer)

Dated: November 16, 2021	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)